UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
October 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended October 31, 2022, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment
and rising wages and personal consumption. U.S. gross
domestic product (GDP) contracted in 2022’s second quarter
due to declines in inventory and business investment but
grew in the third quarter as the trade deficit narrowed and
consumer spending continued to expand. Inflation increased
during the six-month period, influenced by pandemic-related
supply-chain issues, higher energy prices, Russia’s invasion of Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve (Fed)
raised the federal funds rate at every meeting during the six-
month reporting period, increasing it to a range of 3.00%–
3.25% by period-end. The Fed also stated its intention to
continue reducing its U.S. Treasury, government agency
debt and agency mortgage-backed securities holdings, and
anticipated future federal funds rate increases would be
appropriate. Shortly after the reporting period, the Fed raised the federal funds rate again by 0.75% at its November 2022
meeting, increasing it to a range of 3.75%–4.00%.
During the six-month period, investor concerns about
inflation, geopolitics and interest rates pressured stock
and bond valuations. In this environment, U.S. stocks, as
measured by the Standard & Poor’s
®
500 Index, posted a
-5.50% total return for the six-month period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
In addition, Franklin Strategic Series’ semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of October
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin Growth Opportunities Fund 4
Franklin Small Cap Growth Fund 9
Franklin Small-Mid Cap Growth Fund 14
Financial Highlights and Schedules of Investments 19
Financial Statements 51
Notes to Financial Statements 56
Shareholder Information 82
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500 Index, posted a -5.50% total return for the six months
ended October 31, 2022.
1
High inflation, rising interest rates
and geopolitical instability contributed to a sharp decline in equity prices, particularly as the period progressed. Although consumer spending continued to rise, deteriorating financial conditions negatively impacted consumer sentiment, which
improved slightly at the end of the period after falling in June
2022 to the lowest level in over 60 years.
Elevated inflation was a major concern for both consumers
and investors, as inflation accelerated in June 2022 to the
highest rate since 1981. Continued supply-chain disruptions, strong consumer demand, and volatile energy prices drove
inflation higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity
prices, although much of that increase abated by period-end.
The unemployment rate increased marginally from 3.6%
in April 2022 to 3.7% in October 2022 given more people
entering the labor market, although notable employment
gains occurred in the leisure and hospitality and health
care sectors. Wage growth remained strong throughout the
period, adding to some investors’ inflation concerns.
U.S. gross domestic product expanded in 2022’s third
quarter, recovering from two successive quarters of
contraction, amid a narrowing trade deficit and strong
consumer spending. Increased nonresidential fixed
investment and government spending also contributed to
the third-quarter economic growth. Rising interest rates
translated to higher borrowing costs for individuals and
businesses. Mortgage rates reached the highest level since
2007, and new home construction slowed toward period-end.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) continued to raise the federal funds target rate.
The Fed raised the federal funds rate at each of its four
meetings during the period to end at a range of 3.00%–
3.25%. The Fed noted in its September 2022 meeting that
inflation remained elevated amid robust job growth and low
unemployment. Furthermore, the Fed said it would continue
to reduce its bond holdings, and Fed Chair Jerome Powell
indicated that reducing inflation was likely to require a period of below-trend growth.
The foregoing information reflects our analysis and opinions as of October 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
Franklin Growth Opportunities Fund
This semiannual report for Franklin Growth Opportunities
Fund covers the period ended October 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal
conditions, the Fund invests predominantly in equity
securities of companies demonstrating accelerating growth,
increasing profitability, or above-average growth or growth
potential as compared with the overall economy.
Performance Overview
The Fund’s Class A shares posted a -12.98% cumulative
total return for the six months under review. In comparison, the Fund’s narrow benchmark, the Russell 3000
®
Growth
Index, which measures the performance of those Russell
3000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates, posted a -7.70%
cumulative total return.
1
The Fund’s broad benchmark, the
Standard & Poor’s 500 Index (S&P 500
®
), which tracks the
broad U.S. stock market, posted a -5.50% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
During the six-month period under review, Franklin Growth
Opportunities Fund underperformed its benchmark in a
period of market volatility brought on by inflation fears
and economic growth concerns. Much of the Fund’s
relative underperformance occurred in the health care and
information technology (IT) sectors, where stock selection
pressured results. In the health care sector, Figs and West
Pharmaceutical Services were among the Fund’s five
largest detractors. Health care apparel company Figs faced
supply-chain challenges and inventory constraints affecting
medical scrub products. West Pharmaceutical Services is a
leading manufacturer of packaging components and delivery
systems for injectable drugs and healthcare products. While
the company’s high-value product sales in its biologics
and pharmaceuticals businesses continue to be strong, a
Portfolio Composition
10/31/22
% of Total
Net Assets
Software 21.3%
IT Services 8.0%
Life Sciences Tools & Services 6.4%
Internet & Direct Marketing Retail 6.3%
Technology Hardware, Storage & Peripherals 5.4%
Capital Markets 4.9%
Semiconductors & Semiconductor Equipment 4.8%
Health Care Providers & Services 4.5%
Interactive Media & Services 4.2%
Pharmaceuticals 3.6%
Health Care Equipment & Supplies 3.6%
Hotels, Restaurants & Leisure 2.8%
Equity Real Estate Investment Trusts (REITs) 2.8%
Road & Rail 2.4%
Other* 17.6%
Short-Term Investments & Other Net Assets 1.4%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
24
.

Franklin Growth Opportunities Fund

franklintempleton.com
Semiannual Report
slowdown in COVID-related products weighed on growth. In
contrast, increasing demand for health insurance along with
price hikes passed on to customers were revenue drivers for
UnitedHealth Group in the health care sector.
In the IT sector, a smaller-than-index stake in technology
bellwether Apple was a leading relative detractor. The
company continues to perform well with robust growth led
by its iPhone and Apple Services businesses. Bill.com
Holdings was another detractor in IT. The payment solutions
provider tracked markets lower despite the company’s
healthy fundamentals. In contrast, an underweighting in
Microsoft helped relative performance. The weakening
macroeconomic backdrop and supply-chain headwinds were
among the obstacles facing the software giant. Elsewhere,
tower operator SBA Communications delivered lackluster
returns in the real estate sector as rising interest rates
impacted results, despite strong fundamentals.
In contrast, real estate data and analytics company CoStar
Group was a top contributor in the industrials sector,
benefiting from strong rental and commercial properties
markets. In the financials sector, investment index provider
MSCI saw strength in its ESG (environment, social and
governance) and climate segment businesses, which helped
drive revenue growth for the company. Furthermore, an
underweighting in electric vehicle manufacturer Tesla helped relative performance in the consumer discretionary sector.
Thank you for your continued participation in Franklin Growth
Opportunities Fund. We look forward to serving your future
investment needs.
Grant Bowers
Lead Portfolio Manager
Sara Araghi, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/22
Company
Industry
% of Total
Net Assets
a aa
Amazon.com, Inc. 6.3%
Internet & Direct Marketing Retail
Apple, Inc. 5.4%
Technology Hardware, Storage & Peripherals
Mastercard , Inc. 5.2%
IT Services
Microsoft Corp. 4.9%
Software
UnitedHealth Group, Inc. 3.4%
Health Care Providers & Services
Alphabet, Inc. 3.2%
Interactive Media & Services
ServiceNow , Inc. 2.8%
Software
Danaher Corp. 2.8%
Life Sciences Tools & Services
SBA Communications Corp. 2.8%
Equity Real Estate Investment Trusts (REITs)
CoStar Group, Inc. 2.3%
Professional Services

Performance Summary as of October 31, 2022
Franklin Growth Opportunities Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -12.98% -17.77%
1-Year -37.00% -40.46%
5-Year +48.87% +7.07%
10-Year +204.25% +11.14%
Advisor
6-Month -12.86% -12.86%
1-Year -36.84% -36.84%
5-Year +50.75% +8.56%
10-Year +212.49% +12.07%
See page 7 for Performance Summary footnotes.

Franklin Growth Opportunities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of invest-
ment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. The manager’s portfolio selection strategy is not solely based on ESG consider-
ations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
A 0.90%
Advisor 0.65%

Your Fund’s Expenses
Franklin Growth Opportunities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $870.20 $4.38 $1,020.52 $4.73 0.93%
C $1,000 $867.00 $7.90 $1,016.74 $8.53 1.68%
R $1,000 $868.90 $5.55 $1,019.26 $6.00 1.18%
R6 $1,000 $871.80 $2.73 $1,022.28 $2.95 0.58%
Advisor $1,000 $871.40 $3.20 $1,021.79 $3.46 0.68%

franklintempleton.com
Semiannual Report
Franklin Small Cap Growth Fund
This semiannual report for Franklin Small Cap Growth Fund
covers the period ended October 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in the equity securities of small-cap companies.
For this Fund, small-cap companies are those with market
capitalizations not exceeding $1.5 billion or the highest
market capitalization in the Russell 2000
®
Index, whichever
is greater, at the time of purchase.
1
Performance Overview
The Fund’s Class A shares posted a -8.44% cumulative
total return for the six months under review. In comparison, the Russell 2000
®
Growth Index, which measures the
performance of small-cap companies with relatively higher
price-to-book ratios and higher forecasted growth rates,
posted a +1.02% cumulative total return.
2
The Standard &
Poor’s 500 Index (S&P 500), which tracks the broad U.S.
stock market, posted a -5.50% cumulative total return.
2
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the six-month period under review, the Fund
underperformed its benchmark during a time of heightened
market volatility brought on by inflation fears and economic growth concerns. Relative performance was negatively
impacted by stock selection in the information technology
(IT), consumer discretionary and industrials sectors. Leading detractors in the IT sector included CS Disco and SiTime.
Legal technology services company CS Disco lowered its
guidance due to decreased usage of its managed review
service, which typically generates about 20% of total
company revenue. SiTime is a timing-solutions manufacturer
that, despite reaching record-level revenue, reported a
slowdown in order growth and meaningfully reduced its
outlook, which weighed on stock performance. High inflation
Portfolio Composition
10/31/22
% of Total
Net Assets
Software 9.4%
Biotechnology 7.9%
Health Care Equipment & Supplies 6.4%
Hotels, Restaurants & Leisure 6.1%
IT Services 5.4%
Specialty Retail 5.2%
Aerospace & Defense 5.1%
Machinery 4.4%
Semiconductors & Semiconductor Equipment 4.2%
Food Products 4.0%
Capital Markets 3.6%
Health Care Providers & Services 3.5%
Trading Companies & Distributors 3.3%
Household Durables 3.0%
Other* 27.1%
Short-Term Investments & Other Net Assets 1.4%
1. The Russell 2000
®
Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000
®
Index, which represent a small
amount of the total market capitalization of the Russell 3000
®
Index.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
34
.

Franklin Small Cap Growth Fund

franklintempleton.com
Semiannual Report
and rising costs hurt pet retailer Petco Health & Wellness in the consumer discretionary sector. The company reported
slowing sales that were driven by macroeconomic pressures
rather than competition.
The industrials sector delivered the Fund’s biggest detractor and contributor over the period. A position in Allegiant Travel held back performance as fuel costs and other expenses
were a drag on earnings for the leisure travel company.
Conversely, RBC Bearings, which makes precision bearings
used in manufacturing, was a top contributor as demand for
its products remained strong.
Three of the Fund’s biggest stock contributors hailed
from the health care sector: member-based health care
provider 1Life Healthcare (not held at period-end), medical
technology provider Privia Health Group and blood disorder
specialist Global Blood Therapeutics (not held at period-
end). In the case of 1Life Healthcare and Global Blood
Therapeutics, acquisition announcements boosted their
stocks.
Thank you for your continued participation in Franklin Small
Cap Growth Fund. We look forward to serving your future
investment needs.
Michael P. McCarthy, CFA
Lead Portfolio Manager
Bradley T. Carris, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/22
Company
Industry
% of Total
Net Assets
a aa
HealthEquity, Inc. 2.0%
Health Care Providers & Services
RBC Bearings, Inc. 2.0%
Machinery
Paycor HCM, Inc. 1.9%
Software
Performance Food Group Co. 1.9%
Food & Staples Retailing
Arcosa, Inc. 1.8%
Construction & Engineering
BWX Technologies, Inc. 1.8%
Aerospace & Defense
Univar Solutions, Inc. 1.7%
Trading Companies & Distributors
Red Rock Resorts, Inc. 1.7%
Hotels, Restaurants & Leisure
Simply Good Foods Co. (The) 1.7%
Food Products
Texas Roadhouse, Inc. 1.6%
Hotels, Restaurants & Leisure

Performance Summary as of October 31, 2022
Franklin Small Cap Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -8.44% -13.45%
1-Year -34.54% -38.15%
5-Year +36.61% +5.24%
10-Year +168.43% +9.75%
Advisor
6-Month -8.37% -8.37%
1-Year -34.39% -34.39%
5-Year +38.28% +6.70%
10-Year +175.42% +10.66%
See page 12 for Performance Summary footnotes.

Franklin Small Cap Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
A 1.03%
Advisor 0.78%

Your Fund’s Expenses
Franklin Small Cap Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $915.60 $5.36 $1,019.61 $5.66 1.11%
C $1,000 $911.90 $8.95 $1,015.84 $9.44 1.86%
R $1,000 $914.30 $6.57 $1,018.35 $6.92 1.36%
R6 $1,000 $917.50 $3.18 $1,021.89 $3.35 0.66%
Advisor $1,000 $916.30 $4.15 $1,020.87 $4.38 0.86%

franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth Fund
This semiannual report for Franklin Small-Mid Cap Growth
Fund covers the period ended October 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in the equity securities of small-capitalization (small-
cap) and mid-capitalization (mid-cap) companies. For this
Fund, small-cap companies are companies within the market
capitalization range of companies in the Russell 2500™
Index, at the time of purchase, and mid-cap companies
are companies within the market capitalization range of
companies in the Russell Midcap
®
Index, at the time of
purchase.
1
Performance Overview
The Fund’s Class A shares posted a -10.58% cumulative
total return for the six months under review. In comparison, the Russell Midcap
®
Growth Index, which measures the
performance of those Russell Midcap
®
Index companies with
relatively higher price-to-book ratios and higher forecasted growth rates, posted a -4.69% cumulative total return.
2
Also
in comparison, the Standard & Poor’s 500 Index (S&P 500),
which tracks the broad U.S. stock market, posted a -5.50%
cumulative total return.
2
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 16 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the six-month period under review, negative relative
performance for Franklin Small-Mid Cap Growth Fund
was driven mainly by stock selection in the information
technology (IT) sector. A leading detractor was timing-
solutions manufacturer SiTime. Despite reaching record-level revenue, the company reported a slowdown in order growth
and meaningfully reduced its outlook, which weighed on
stock performance. An underweighting in Enphase Energy,
Portfolio Composition
10/31/22
% of Total
Net Assets
Software 13.7%
Health Care Equipment & Supplies 6.0%
Hotels, Restaurants & Leisure 6.0%
Specialty Retail 5.6%
Capital Markets 4.7%
IT Services 4.7%
Semiconductors & Semiconductor Equipment 4.7%
Life Sciences Tools & Services 4.4%
Professional Services 3.3%
Electronic Equipment, Instruments &
Components 3.3%
Biotechnology 2.9%
Road & Rail 2.7%
Equity Real Estate Investment Trusts (REITs) 2.6%
Textiles, Apparel & Luxury Goods 2.5%
Other* 27.6%
Short-Term Investments & Other Net Assets 5.3%
1. The Russell 2500
TM
Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000
®
Index, which represent a
modest amount of the Russell 3000
®
Index’s total market capitalization. The Russell Midcap
®
Index is market capitalization weighted and measures the performance of the approximately 800 smallest companies in the Russell 1000
®
Index, which represent a modest amount of the Russell 1000
®
Index’s total market capitalization.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
45
.

Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
which manufactures chips for solar power, also hindered
relative performance in the IT sector. The shares of the
company have been rising on strong demand for its batteries
as homeowners face rising energy prices and seek energy
alternatives. A position in Paylocity Holding, on the other
hand, helped Fund performance. Paylocity provides cloud-
based payroll software. The company has been benefiting
from a tight labor market and strong sales environment as
demand for human capital management platforms surges.
A significant underweighting in the energy sector dampened
relative returns but delivered an absolute gain. Energy
companies have been benefiting from strong demand, high
oil prices and improving cash flows. While health care was
an overall detractor at the sector level, the Fund’s investment in Dexcom boosted results. News that Medicare may expand
coverage for continuous glucose monitors is a huge growth
opportunity for Dexcom’s diabetes management business.
In the industrials sector, real estate data and analytics
company CoStar Group was the Fund’s biggest stock
contributor to relative returns. The company has been
benefiting from strong rental and commercial properties
markets. Conversely, Lyft was a drag on industrials sector
performance. The ride-share company faced headwinds that
included higher gas prices and a shortage of drivers.
Thank you for your continued participation in Franklin Small-
Mid Cap Growth Fund. We look forward to serving your
future investment needs.
John P. Scandalios, CFA
Lead Portfolio Manager
Michael McCarthy, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/22
Company
Industry
% of Total
Net Assets
a aa
Synopsys, Inc. 2.9%
Software
CoStar Group, Inc. 2.7%
Professional Services
Chipotle Mexican Grill, Inc. 2.3%
Hotels, Restaurants & Leisure
Dexcom , Inc. 2.2%
Health Care Equipment & Supplies
Lululemon Athletica , Inc. 2.1%
Textiles, Apparel & Luxury Goods
MSCI, Inc. 2.0%
Capital Markets
Old Dominion Freight Line, Inc. 2.0%
Road & Rail
Tractor Supply Co. 2.0%
Specialty Retail
Fastenal Co. 1.8%
Trading Companies & Distributors
IDEXX Laboratories, Inc. 1.8%
Health Care Equipment & Supplies

Performance Summary as of October 31, 2022
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10 /3 1 /22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -10.58% -15.51%
1-Year -37.53% -40.96%
5-Year +46.73% +6.75%
10-Year +175.04% +10.02%
Advisor
6-Month -10.47% -10.47%
1-Year -37.38% -37.38%
5-Year +48.53% +8.23%
10-Year +181.90% +10.92%
See page 17 for Performance Summary footnotes.

Franklin Small-Mid Cap Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. To the extent the Fund focuses on particular countries, re-
gions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $894.20 $4.19 $1,020.78 $4.47 0.88%
C $1,000 $890.70 $7.76 $1,017.00 $8.27 1.63%
R $1,000 $893.30 $5.38 $1,019.52 $5.74 1.13%
R6 $1,000 $895.90 $2.33 $1,022.75 $2.48 0.49%
Advisor $1,000 $895.30 $3.00 $1,022.04 $3.20 0.63%

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $43.14 $56.25 $39.60 $39.57 $38.58 $34.81
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.07) (0.28) (0.26) (0.14) (0.13) (0.10)
Net realized and unrealized gains (losses) (5.53) (7.76) 20.03 3.59 5.29 7.03
Total from investment operations ........ (5.60) (8.04) 19.77 3.45 5.16 6.93
Less distributions from:
Net realized gains ................. — (5.07) (3.12) (3.42) (4.17) (3.16)
Net asset value, end of period .......... $37.54 $43.14 $56.25 $39.60 $39.57 $38.58
Total return
c
....................... (12.98)% (16.57)% 50.64% 8.90% 15.91% 20.43%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.90% 0.91% 0.95% 0.94% 1.02%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.93% 0.89% 0.91%
f
0.95%
f
0.94%
f
0.99%
Net investment (loss) ................ (0.34)% (0.49)% (0.51)% (0.35)% (0.32)% (0.27)%
Supplemental data
Net assets, end of period (000’s) ........ $2,671,287 $3,215,834 $4,203,693 $2,883,392 $2,819,007 $2,428,175
Portfolio turnover rate ................ 5.16%
g
17.20% 17.54% 19.47% 24.21% 22.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $32.55 $43.87 $31.61 $32.47 $32.67 $30.12
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.16) (0.54) (0.50) (0.35) (0.35) (0.33)
Net realized and unrealized gains (losses) (4.17) (5.71) 15.88 2.91 4.32 6.04
Total from investment operations ........ (4.33) (6.25) 15.38 2.56 3.97 5.71
Less distributions from:
Net realized gains ................. — (5.07) (3.12) (3.42) (4.17) (3.16)
Net asset value, end of period .......... $28.22 $32.55 $43.87 $31.61 $32.47 $32.67
Total return
c
....................... (13.30)% (17.20)% 49.47% 8.10% 15.10% 19.53%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.69% 1.65% 1.66% 1.70% 1.69% 1.77%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.68% 1.64% 1.66%
f
1.70%
f
1.69%
f
1.74%
Net investment (loss) ................ (1.09)% (1.23)% (1.26)% (1.10)% (1.07)% (1.02)%
Supplemental data
Net assets, end of period (000’s) ........ $121,500 $158,895 $278,804 $216,757 $244,574 $400,295
Portfolio turnover rate ................ 5.16%
g
17.20% 17.54% 19.47% 24.21% 22.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $40.06 $52.69 $37.32 $37.57 $36.93 $33.52
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.11) (0.39) (0.36) (0.22) (0.21) (0.18)
Net realized and unrealized gains (losses) (5.14) (7.17) 18.85 3.39 5.02 6.75
Total from investment operations ........ (5.25) (7.56) 18.49 3.17 4.81 6.57
Less distributions from:
Net realized gains ................. — (5.07) (3.12) (3.42) (4.17) (3.16)
Net asset value, end of period .......... $34.81 $40.06 $52.69 $37.32 $37.57 $36.93
Total return
c
....................... (13.11)% (16.79)% 50.26% 8.64% 15.66% 20.14%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.15% 1.15% 1.20% 1.19% 1.27%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.18% 1.14% 1.15%
f
1.20%
f
1.19%
f
1.24%
Net investment (loss) ................ (0.59)% (0.73)% (0.75)% (0.60)% (0.57)% (0.52)%
Supplemental data
Net assets, end of period (000’s) ........ $21,791 $27,009 $40,396 $31,060 $37,105 $36,582
Portfolio turnover rate ................ 5.16%
g
17.20% 17.54% 19.47% 24.21% 22.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $48.98 $63.06 $43.97 $43.42 $41.78 $37.30
Income from investment operations
a
:
Net investment income (loss)
b
........ —
c
(0.10) (0.10) 0.01 0.01 0.07
Net realized and unrealized gains (losses) (6.28) (8.91) 22.31 3.96 5.80 7.57
Total from investment operations ........ (6.28) (9.01) 22.21 3.97 5.81 7.64
Less distributions from:
Net realized gains ................. — (5.07) (3.12) (3.42) (4.17) (3.16)
Net asset value, end of period .......... $42.70 $48.98 $63.06 $43.97 $43.42 $41.78
Total return
d
....................... (12.82)% (16.32)% 51.13% 9.34% 16.26% 20.98%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.57% 0.57% 0.59% 0.59% 0.58%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.58% 0.57%
g
0.57%
g
0.59%
g
0.58% 0.55%
Net investment income (loss) .......... 0.01% (0.16)% (0.17)% 0.01% 0.04% 0.17%
Supplemental data
Net assets, end of period (000’s) ........ $394,252 $461,475 $563,918 $383,208 $418,174 $369,688
Portfolio turnover rate ................ 5.16%
h
17.20% 17.54% 19.47% 24.21% 22.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $48.07 $62.01 $43.31 $42.87 $41.34 $37.02
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.02) (0.15) (0.14) (0.04) (0.03) (0.01)
Net realized and unrealized gains (losses) (6.16) (8.72) 21.96 3.90 5.73 7.49
Total from investment operations ........ (6.18) (8.87) 21.82 3.86 5.70 7.48
Less distributions from:
Net realized gains ................. — (5.07) (3.12) (3.42) (4.17) (3.16)
Net asset value, end of period .......... $41.89 $48.07 $62.01 $43.31 $42.87 $41.34
Total return
c
....................... (12.86)% (16.37)% 51.01% 9.20% 16.16% 20.71%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.65% 0.66% 0.70% 0.69% 0.77%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.68% 0.64% 0.66%
f
0.70%
f
0.69%
f
0.74%
Net investment (loss) ................ (0.09)% (0.24)% (0.26)% (0.10)% (0.07)% (0.02)%
Supplemental data
Net assets, end of period (000’s) ........ $327,868 $636,524 $643,449 $467,727 $506,964 $583,509
Portfolio turnover rate ................ 5.16%
g
17.20% 17.54% 19.47% 24.21% 22.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2022
Franklin Growth Opportunities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Aerospace & Defense 0.3%
a
Axon Enterprise, Inc. ................................... United States 9,700 $ 1,410,768
a,b,c
Space Exploration Technologies Corp., A .................... United States 142,857 9,999,990
11,410,758
Automobiles 1.5%
a
Rivian Automotive, Inc., A ............................... United States 516,738 18,070,328
a
Tesla, Inc. ........................................... United States 149,082 33,922,118
51,992,446
Beverages 2.2%
Constellation Brands, Inc., A ............................. United States 105,048 25,955,260
a
Monster Beverage Corp. ................................ United States 562,312 52,699,880
78,655,140
Biotechnology 0.2%
a
Heron Therapeutics, Inc. ................................ United States 2,051,293 7,897,478
Capital Markets 4.9%
Ares Management Corp. ................................ United States 96,007 7,280,211
Intercontinental Exchange, Inc. ........................... United States 311,587 29,778,369
MSCI, Inc. ........................................... United States 171,693 80,499,980
S&P Global, Inc. ...................................... United States 174,352 56,010,580
173,569,140
Chemicals 1.6%
Linde plc ............................................ United Kingdom 185,449 55,143,260
Commercial Services & Supplies 1.1%
a,b,c
Celonis SE .......................................... Germany 4,619 1,708,060
a,b,c
Celonis SE, D ........................................ Germany 25,571 9,455,900
Republic Services, Inc. ................................. United States 220,514 29,244,567
40,408,527
Electric Utilities 1.2%
NextEra Energy, Inc. ................................... United States 542,062 42,009,805
Electronic Equipment, Instruments & Components 0.0%
†
a
Mobileye Global, Inc., A ................................. Israel 27,600 728,088
Entertainment 0.5%
a
Walt Disney Co. (The) .................................. United States 177,004 18,858,006
Equity Real Estate Investment Trusts (REITs) 2.8%
SBA Communications Corp. ............................. United States 360,486 97,295,171
Food & Staples Retailing 0.3%
Costco Wholesale Corp. ................................ United States 17,676 8,864,514
Food Products 0.7%
a
Freshpet, Inc. ........................................ United States 192,209 11,330,721
Lamb Weston Holdings, Inc. ............................. United States 162,620 14,021,096
25,351,817
Health Care Equipment & Supplies 3.6%
a
Edwards Lifesciences Corp. ............................. United States 463,753 33,589,630
a
Figs, Inc., A .......................................... United States 1,697,109 12,524,665
a
IDEXX Laboratories, Inc. ................................ United States 52,443 18,862,698
a,b,c
IL MAKIAGE Cosmetics (2013) Ltd. ........................ Israel 37,734 15,468,347
a
Intuitive Surgical, Inc. .................................. United States 183,320 45,182,880
125,628,220

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 4.0%
a
Guardant Health, Inc. .................................. United States 437,773 $ 21,669,764
UnitedHealth Group, Inc. ................................ United States 217,301 120,634,650
142,304,414
Health Care Technology 1.1%
a
Veeva Systems, Inc., A ................................. United States 226,521 38,041,937
Hotels, Restaurants & Leisure 2.8%
a
Chipotle Mexican Grill, Inc. .............................. United States 39,696 59,477,708
a,d
Dutch Bros, Inc., A .................................... United States 462,699 17,078,220
a,d
Sweetgreen, Inc., A .................................... United States 1,185,200 22,044,720
98,600,648
Industrial Conglomerates 1.2%
Honeywell International, Inc. ............................. United States 213,758 43,610,907
Interactive Media & Services 4.2%
a
Alphabet, Inc., C ...................................... United States 1,204,420 114,010,397
a
Meta Platforms, Inc., A ................................. United States 252,310 23,505,199
a
ZoomInfo Technologies, Inc., A ........................... United States 279,339 12,438,966
149,954,562
Internet & Direct Marketing Retail 6.3%
a
Amazon.com, Inc. ..................................... United States 2,185,961 223,929,846
IT Services 8.0%
a,b,c
Canva, Inc. .......................................... Australia 11,829 8,386,412
Mastercard, Inc., A .................................... United States 562,080 184,463,414
a
Snowflake, Inc., A ..................................... United States 103,390 16,573,417
Visa, Inc., A .......................................... United States 359,967 74,570,764
283,994,007
Leisure Products 1.8%
a,b,c
Fanatics Holdings, Inc. ................................. United States 1,029,939 63,764,163
Life Sciences Tools & Services 6.4%
Danaher Corp. ....................................... United States 387,023 97,402,078
a
Illumina, Inc. ......................................... United States 95,195 21,782,520
Thermo Fisher Scientific, Inc. ............................ United States 88,067 45,263,796
West Pharmaceutical Services, Inc. ........................ United States 261,251 60,113,855
224,562,249
Machinery 0.6%
a
Proterra, Inc. ......................................... United States 3,180,676 19,847,418
Pharmaceuticals 3.6%
AstraZeneca plc, ADR .................................. United Kingdom 897,875 52,804,029
a
Catalent, Inc. ........................................ United States 340,278 22,366,473
Eli Lilly & Co. ........................................ United States 146,831 53,166,037
128,336,539
Professional Services 2.3%
a
CoStar Group, Inc. .................................... United States 986,316 81,588,060
Road & Rail 2.4%
a
Uber Technologies, Inc. ................................. United States 1,226,774 32,595,385
Union Pacific Corp. .................................... United States 262,175 51,685,180
84,280,565
Semiconductors & Semiconductor Equipment 4.8%
Analog Devices, Inc. ................................... United States 231,566 33,025,943

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a,d
GLOBALFOUNDRIES, Inc. .............................. United States 270,998 $ 15,365,587
Monolithic Power Systems, Inc. ........................... United States 150,900 51,223,005
NVIDIA Corp. ........................................ United States 510,963 68,964,676
168,579,211
Software 19.7%
a
Adobe, Inc. .......................................... United States 91,607 29,176,830
a
Atlassian Corp., A ..................................... United States 108,932 22,083,784
a
Bill.com Holdings, Inc. .................................. United States 395,635 52,761,884
a,b,c,e
ClearMotion, Inc. ...................................... United States 6,309,366 581,496
a
Confluent, Inc., A ...................................... United States 527,638 14,182,909
a
Crowdstrike Holdings, Inc., A ............................. United States 91,101 14,685,481
a
HashiCorp, Inc., A ..................................... United States 562,494 17,285,441
Intuit, Inc. ........................................... United States 168,602 72,077,355
Microsoft Corp. ....................................... United States 749,290 173,932,688
a,d
Monday.com Ltd. ...................................... United States 42,563 4,551,687
a
Paycom Software, Inc. ................................. United States 78,421 27,133,666
Roper Technologies, Inc. ................................ United States 103,989 43,107,600
a
Salesforce, Inc. ....................................... United States 229,200 37,265,628
a
ServiceNow, Inc. ...................................... United States 233,569 98,271,821
a
Synopsys, Inc. ....................................... United States 181,710 53,159,261
a
Tyler Technologies, Inc. ................................. United States 57,246 18,509,349
a
Workday, Inc., A ...................................... United States 126,323 19,683,650
698,450,530
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc. .......................................... United States 1,238,359 189,889,969
Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc., B ......................................... United States 290,502 26,923,725
Total Common Stocks (Cost $1,681,660,271) ....................................
3,404,471,120
Convertible Preferred Stocks 1.1%
Software 1.1%
a,b,c
Databricks, Inc., G .................................... United States 338,280 17,032,527
a,b,c
Lacework, Inc., D ..................................... United States 810,440 16,615,452
a,b,c
OneTrust LLC, C ...................................... United States 517,056 5,262,387
38,910,366
Total Convertible Preferred Stocks (Cost $50,470,099) ...........................
38,910,366
Preferred Stocks 1.2%
Commercial Services & Supplies 0.2%
a,b,c,e
Optoro, Inc., E ....................................... United States 556,026 8,357,218
a
Health Care Providers & Services 0.5%
a,b,c
Tempus Labs, Inc., F ................................... United States 504,854 12,353,013
a,b,c
Tempus Labs, Inc., G .................................. United States 126,131 3,086,235
15,439,248
Software 0.5%
a,b,c,e
ClearMotion, Inc., A-4 .................................. United States 2,606,463 314,564
a,b,c,e
Talkdesk, Inc., C ...................................... United States 1,753,060 13,065,426

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Software (continued)
a,b,c
Tanium, Inc., G ....................................... United States 805,800 $ 5,300,904
18,680,894
Total Preferred Stocks (Cost $44,049,690) ......................................
42,477,360
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,b,c,e
ClearMotion, Inc., 2/01/49 ............................... United States 1,042,585 43,737
Total Warrants (Cost $–) ......................................................
43,737
Shares
Escrows and Litigation Trusts 0.0%
a,b
Proterra, Inc., Escrow Account ........................... United States 382,355 —
a,b
Wheels Up Experience, Inc., Escrow Account ................ United States 102,780 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,776,180,060) .............................
3,485,902,583
a
Short Term Investments 3.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.3%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 81,152,728 81,152,728
Total Money Market Funds (Cost $81,152,728) ..................................
81,152,728
a a a
h
Investments from Cash Collateral Received for
Loaned Securities 1.4%
Money Market Funds 1.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 51,026,230 51,026,230
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $51,026,230) ...........................................................
51,026,230
Total Short Term Investments (Cost $132,178,958 ) ...............................
132,178,958
a
Total Investments (Cost $1,908,359,018) 102.3% ................................
$3,618,081,541
Other Assets, less Liabilities (2.3)% ...........................................
(81,384,046)
Net Assets 100.0% ...........................................................
$3,536,697,495

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
See A bbreviations on page 81 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
A portion or all of the security is on loan at October 31, 2022. See Note 1(d).
e
See Note 10 regarding holdings of 5% voting securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(d) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.78 $30.08 $18.85 $21.46 $23.01 $19.60
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.04) (0.14) (0.18) (0.11) (0.15) (0.13)
Net realized and unrealized gains (losses) (1.46) (7.89) 14.24 (1.07) 2.86 3.96
Total from investment operations ........ (1.50) (8.03) 14.06 (1.18) 2.71 3.83
Less distributions from:
Net realized gains ................. — (4.27) (2.83) (1.43) (4.26) (0.42)
Net asset value, end of period .......... $16.28 $17.78 $30.08 $18.85 $21.46 $23.01
Total return
c
....................... (8.44)% (29.53)% 76.43% (6.25)% 16.06% 19.71%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.13% 1.03% 1.03% 1.07% 1.07% 1.11%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.11% 1.03%
f
1.02% 1.06% 1.06% 1.10%
Net investment (loss) ................ (0.53)% (0.54)% (0.69)% (0.51)% (0.68)% (0.61)%
Supplemental data
Net assets, end of period (000’s) ........ $747,169 $860,536 $1,244,591 $686,791 $713,442 $665,251
Portfolio turnover rate ................ 11.81% 30.88% 47.80% 35.29% 42.10% 29.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.37 $22.57 $14.69 $17.15 $19.41 $16.71
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.07) (0.25) (0.29) (0.21) (0.28) (0.25)
Net realized and unrealized gains (losses) (1.02) (5.68) 11.00 (0.82) 2.28 3.37
Total from investment operations ........ (1.09) (5.93) 10.71 (1.03) 2.00 3.12
Less distributions from:
Net realized gains ................. — (4.27) (2.83) (1.43) (4.26) (0.42)
Net asset value, end of period .......... $11.28 $12.37 $22.57 $14.69 $17.15 $19.41
Total return
c
....................... (8.81)% (30.07)% 75.13% (6.97)% 15.31% 18.79%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.87% 1.78% 1.78% 1.82% 1.82% 1.86%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.86% 1.78%
f
1.77% 1.81% 1.81% 1.85%
Net investment (loss) ................ (1.26)% (1.31)% (1.43)% (1.26)% (1.43)% (1.36)%
Supplemental data
Net assets, end of period (000’s) ........ $22,311 $32,755 $86,394 $66,269 $90,513 $132,116
Portfolio turnover rate ................ 11.81% 30.88% 47.80% 35.29% 42.10% 29.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.10 $27.76 $17.58 $20.15 $21.93 $18.74
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.19) (0.23) (0.15) (0.20) (0.17)
Net realized and unrealized gains (losses) (1.32) (7.20) 13.24 (0.99) 2.68 3.78
Total from investment operations ........ (1.38) (7.39) 13.01 (1.14) 2.48 3.61
Less distributions from:
Net realized gains ................. — (4.27) (2.83) (1.43) (4.26) (0.42)
Net asset value, end of period .......... $14.72 $16.10 $27.76 $17.58 $20.15 $21.93
Total return
c
....................... (8.57)% (29.71)% 75.96% (6.47)% 15.78% 19.37%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.38% 1.28% 1.28% 1.32% 1.32% 1.36%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.36% 1.28%
f
1.27% 1.31% 1.31% 1.35%
Net investment (loss) ................ (0.77)% (0.79)% (0.93)% (0.76)% (0.93)% (0.86)%
Supplemental data
Net assets, end of period (000’s) ........ $42,051 $50,324 $79,314 $54,369 $74,634 $71,398
Portfolio turnover rate ................ 11.81% 30.88% 47.80% 35.29% 42.10% 29.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.73 $34.14 $21.07 $23.73 $24.88 $21.06
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.01) (0.04) (0.09) (0.02) (0.07) (0.03)
Net realized and unrealized gains (losses) (1.70) (9.10) 15.99 (1.21) 3.18 4.27
Total from investment operations ........ (1.71) (9.14) 15.90 (1.23) 3.11 4.24
Less distributions from:
Net realized gains ................. — (4.27) (2.83) (1.43) (4.26) (0.42)
Net asset value, end of period .......... $19.02 $20.73 $34.14 $21.07 $23.73 $24.88
Total return
c
....................... (8.25)% (29.26)% 77.13% (5.86)% 16.50% 20.23%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.65% 0.65% 0.67% 0.67% 0.65%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.66% 0.64% 0.64% 0.64% 0.64% 0.63%
Net investment (loss) ................ (0.07)% (0.15)% (0.31)% (0.09)% (0.26)% (0.14)%
Supplemental data
Net assets, end of period (000’s) ........ $1,386,923 $1,529,170 $2,149,795 $1,136,759 $1,084,442 $935,509
Portfolio turnover rate ................ 11.81% 30.88% 47.80% 35.29% 42.10% 29.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.19 $33.43 $20.70 $23.37 $24.61 $20.88
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.08) (0.13) (0.06) (0.10) (0.08)
Net realized and unrealized gains (losses) (1.65) (8.89) 15.69 (1.18) 3.12 4.23
Total from investment operations ........ (1.68) (8.97) 15.56 (1.24) 3.02 4.15
Less distributions from:
Net realized gains ................. — (4.27) (2.83) (1.43) (4.26) (0.42)
Net asset value, end of period .......... $18.51 $20.19 $33.43 $20.70 $23.37 $24.61
Total return
c
....................... (8.37)% (29.34)% 76.86% (5.99)% 16.30% 19.97%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.88% 0.78% 0.78% 0.82% 0.82% 0.86%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.86% 0.77% 0.77% 0.81% 0.81% 0.85%
Net investment (loss) ................ (0.27)% (0.29)% (0.44)% (0.26)% (0.43)% (0.36)%
Supplemental data
Net assets, end of period (000’s) ........ $356,243 $433,191 $739,985 $428,155 $725,622 $713,135
Portfolio turnover rate ................ 11.81% 30.88% 47.80% 35.29% 42.10% 29.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2022
Franklin Small Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.9%
Aerospace & Defense 5.1%
a
AAR Corp. .......................................... United States 815,100 $ 36,125,232
a
Axon Enterprise, Inc. ................................... United States 201,600 29,320,704
BWX Technologies, Inc. ................................ United States 800,600 45,618,188
a
Kratos Defense & Security Solutions, Inc. ................... United States 1,756,664 19,463,837
130,527,961
Airlines 1.4%
a
Allegiant Travel Co. .................................... United States 402,448 30,203,722
a
Wheels Up Experience, Inc. ............................. United States 2,557,749 4,527,216
34,730,938
Banks 2.7%
Pinnacle Financial Partners, Inc. .......................... United States 446,404 37,047,068
Western Alliance Bancorp ............................... United States 485,300 32,597,601
69,644,669
Biotechnology 7.9%
a
Alector, Inc. .......................................... United States 581,300 5,347,960
a
Arcutis Biotherapeutics, Inc. ............................. United States 358,400 6,336,512
a
Ascendis Pharma A/S, ADR ............................. Denmark 217,200 24,978,000
a
Cullinan Oncology, Inc. ................................. United States 427,500 5,617,350
a
Cytokinetics, Inc. ...................................... United States 321,000 14,014,860
a
Day One Biopharmaceuticals, Inc. ......................... United States 748,822 15,830,097
a
Dyne Therapeutics, Inc. ................................ United States 631,200 7,195,680
a
Heron Therapeutics, Inc. ................................ United States 1,797,608 6,920,791
a
Insmed, Inc. ......................................... United States 1,099,600 19,045,072
a
Iovance Biotherapeutics, Inc. ............................. United States 973,800 9,095,292
a
Karuna Therapeutics, Inc. ............................... United States 71,700 15,726,678
a
Kura Oncology, Inc. .................................... United States 571,700 8,872,784
a
Merus NV ........................................... Netherlands 312,800 6,412,400
a
Mirati Therapeutics, Inc. ................................ United States 214,900 14,467,068
a
PTC Therapeutics, Inc. ................................. United States 816,600 30,883,812
a
Sutro Biopharma, Inc. .................................. United States 968,449 7,098,731
a
Twist Bioscience Corp. ................................. United States 119,862 3,935,070
201,778,157
Building Products 0.9%
a
Masonite International Corp. ............................. United States 329,400 23,561,982
Capital Markets 3.6%
Bridge Investment Group Holdings, Inc., A ................... United States 1,410,600 22,089,996
Evercore, Inc., A ...................................... United States 273,600 28,755,360
Houlihan Lokey, Inc. ................................... United States 458,800 40,980,016
91,825,372
Communications Equipment 1.0%
a
Viavi Solutions, Inc. .................................... United States 1,751,700 26,450,670
Construction & Engineering 2.9%
Arcosa, Inc. ......................................... United States 713,800 45,825,961
Granite Construction, Inc. ............................... United States 808,143 27,258,663
73,084,624
Diversified Consumer Services 0.4%
a,b
Nerdy, Inc. .......................................... United States 4,416,100 10,731,123
Electronic Equipment, Instruments & Components 0.8%
Vontier Corp. ......................................... United States 1,091,200 20,841,920

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 1.3%
a
Liberty Energy, Inc., A .................................. United States 1,965,200 $ 33,231,532
Equity Real Estate Investment Trusts (REITs) 2.1%
Pebblebrook Hotel Trust ................................ United States 1,174,800 18,843,792
Rexford Industrial Realty, Inc. ............................ United States 642,600 35,522,928
54,366,720
Food & Staples Retailing 1.9%
a
Performance Food Group Co. ............................ United States 909,000 47,304,360
Food Products 4.0%
a
Freshpet, Inc. ........................................ United States 414,800 24,452,460
a
Hostess Brands, Inc. ................................... United States 784,174 20,764,928
a
Nomad Foods Ltd. .................................... United Kingdom 942,100 14,508,340
a
Simply Good Foods Co. (The) ............................ United States 1,102,900 42,241,070
101,966,798
Health Care Equipment & Supplies 6.4%
a
Figs, Inc., A .......................................... United States 1,621,500 11,966,670
a
Haemonetics Corp. .................................... United States 431,900 36,689,905
a
Inari Medical, Inc. ..................................... United States 184,700 14,208,971
a
Inspire Medical Systems, Inc. ............................ United States 206,544 40,265,753
a
Integer Holdings Corp. ................................. United States 494,600 30,828,418
a
Neogen Corp. ........................................ United States 513,332 6,775,982
a
Nevro Corp. ......................................... United States 348,300 13,353,822
a
Pulmonx Corp. ....................................... United States 647,016 8,644,134
162,733,655
Health Care Providers & Services 3.5%
a
HealthEquity, Inc. ..................................... United States 669,916 52,193,156
a
Hims & Hers Health, Inc. ................................ United States 1,684,547 7,647,843
a
Privia Health Group, Inc. ................................ United States 898,500 30,081,780
89,922,779
Health Care Technology 2.0%
a
Certara, Inc. ......................................... United States 1,294,000 15,825,620
a
Phreesia, Inc. ........................................ United States 1,284,682 35,097,512
50,923,132
Hotels, Restaurants & Leisure 6.1%
a,b
Dutch Bros, Inc., A .................................... United States 114,900 4,240,959
a,b
Portillo's, Inc., A ...................................... United States 814,300 17,458,592
Red Rock Resorts, Inc., A ............................... United States 1,060,600 44,173,990
a,b
Sweetgreen, Inc., A .................................... United States 699,039 13,002,125
Texas Roadhouse, Inc. ................................. United States 418,600 41,420,470
a
Vacasa, Inc. ......................................... United States 10,527 38,424
a,b
Vacasa, Inc., A ....................................... United States 2,242,700 8,185,855
Wingstop, Inc. ........................................ United States 163,013 25,819,629
154,340,044
Household Durables 3.0%
a
M/I Homes, Inc. ....................................... United States 787,446 32,671,135
a
Sonos, Inc. .......................................... United States 1,034,700 16,679,364
a
Tri Pointe Homes, Inc. .................................. United States 1,618,400 27,108,200
76,458,699

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 0.1%
a,b
Rent the Runway, Inc., A ................................ United States 1,834,058 $ 3,576,413
IT Services 5.4%
a
BigCommerce Holdings, Inc., 1 ........................... United States 1,260,100 18,725,086
a
Flywire Corp. ........................................ United States 1,643,310 36,070,655
a
Marqeta, Inc., A ....................................... United States 2,422,413 19,088,614
a,c
Paymentus Holdings, Inc., A ............................. United States 2,195,300 22,831,120
a
Repay Holdings Corp. .................................. United States 953,637 5,807,649
a
Shift4 Payments, Inc., A ................................ United States 782,600 35,976,122
138,499,246
Life Sciences Tools & Services 0.6%
a
CryoPort, Inc. ........................................ United States 156,600 4,347,216
a
NeoGenomics, Inc. .................................... United States 1,270,400 9,661,392
14,008,608
Machinery 4.4%
Kennametal, Inc. ...................................... United States 1,198,300 32,006,593
a
Proterra, Inc. ......................................... United States 4,726,443 29,493,004
a
RBC Bearings, Inc. .................................... United States 204,600 51,872,238
113,371,835
Media 0.6%
New York Times Co. (The), A ............................. United States 537,156 15,556,038
Oil, Gas & Consumable Fuels 1.4%
Matador Resources Co. ................................ United States 524,200 34,833,090
Personal Products 1.1%
a
BellRing Brands, Inc. ................................... United States 1,199,700 29,056,734
Pharmaceuticals 2.5%
a,c
EyePoint Pharmaceuticals, Inc. ........................... United States 2,015,600 10,884,240
a
Intra-Cellular Therapies, Inc. ............................. United States 339,400 15,500,398
a
Pliant Therapeutics, Inc. ................................ United States 521,100 12,959,757
a
Revance Therapeutics, Inc. .............................. United States 1,125,392 25,107,496
64,451,891
Professional Services 0.9%
a
Legalzoom.com, Inc. ................................... United States 2,471,080 22,857,490
Semiconductors & Semiconductor Equipment 4.2%
a
Lattice Semiconductor Corp. ............................. United States 777,800 37,731,078
a
Onto Innovation, Inc. ................................... United States 490,209 32,765,569
a
Silicon Laboratories, Inc. ................................ United States 78,300 8,998,236
a
SiTime Corp. ......................................... United States 312,212 28,039,760
107,534,643
Software 8.1%
a
Alkami Technology, Inc. ................................. United States 480,750 7,619,887
a
Alteryx, Inc., A ........................................ United States 368,700 17,966,751
a,b
AvePoint, Inc. ........................................ United States 2,100,700 9,180,059
a
BTRS Holdings, Inc., 1 ................................. United States 103,900 980,816
a,c,d,e
ClearMotion, Inc. ...................................... United States 3,698,772 340,894
a
CS Disco, Inc. ........................................ United States 2,102,613 22,540,011
a
Envestnet, Inc. ....................................... United States 323,022 15,928,215
a
Freshworks, Inc., A .................................... United States 1,621,000 22,029,390
a
LiveRamp Holdings, Inc. ................................ United States 1,000,500 18,369,180
a,b
Monday.com Ltd. ...................................... United States 323,700 34,616,478

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Paycor HCM, Inc. ..................................... United States 1,616,200 $ 49,245,614
a
Q2 Holdings, Inc. ..................................... United States 277,800 8,622,912
207,440,207
Specialty Retail 4.9%
American Eagle Outfitters, Inc. ........................... United States 2,086,500 23,702,640
a
Boot Barn Holdings, Inc. ................................ United States 530,460 30,130,128
a
Five Below, Inc. ....................................... United States 207,000 30,294,450
Lithia Motors, Inc., A ................................... United States 44,726 8,862,457
a,b
MYT Netherlands Parent BV, ADR ......................... Germany 1,019,104 11,648,359
a
Petco Health & Wellness Co., Inc. ......................... United States 1,942,500 20,454,525
125,092,559
Textiles, Apparel & Luxury Goods 1.4%
a
Allbirds, Inc., A ....................................... United States 2,779,605 9,561,841
Steven Madden Ltd. ................................... United States 877,550 26,212,419
35,774,260
Trading Companies & Distributors 3.3%
a
Beacon Roofing Supply, Inc. ............................. United States 701,600 39,535,160
a
Univar Solutions, Inc. .................................. United States 1,738,532 44,297,795
83,832,955
Total Common Stocks (Cost $2,446,102,238) ....................................
2,450,311,104
Convertible Preferred Stocks 1.8%
Diversified Consumer Services 0.4%
a,d,e
Newsela, Inc., D ...................................... United States 709,046 11,086,092
a
Software 1.1%
a,c,d,e
Benchling, Inc., F ..................................... United States 382,306 6,088,438
a,d,e
Checkr, Inc., E ....................................... United States 1,388,889 21,914,410
28,002,848
Specialty Retail 0.3%
a,c,d,e
1661, Inc., F ......................................... United States 3,436,485 6,890,383
a
Total Convertible Preferred Stocks (Cost $72,500,003) ...........................
45,979,323
Preferred Stocks 0.9%
Auto Components 0.4%
a,d,e
Tula eTechnology, Inc. .................................. United States 361,111 —
a,d,e
Tula eTechnology, Inc., E ............................... United States 3,611,111 8,511,064
8,511,064
Commercial Services & Supplies 0.3%
a,c,d,e
Optoro, Inc., E ....................................... United States 554,878 8,339,963
a
Software 0.2%
a,c,d,e
ClearMotion, Inc., A-4 .................................. United States 6,477,294 781,719
a,d,e
Smule, Inc., 144A, G ................................... United States 1,542,673 2,841,383
a,d,e
Smule, Inc., 144A, H ................................... United States 352,675 767,860
4,390,962
Total Preferred Stocks (Cost $32,144,989) ......................................
21,241,989

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
†
Software 0.0%
†
a,c,d,e
ClearMotion, Inc., 2/01/49 ............................... United States 2,590,918 $ 108,692
Total Warrants (Cost $–) ......................................................
108,692
Principal
Amount
*
Convertible Bonds 0.0%
†
d,e
Smule, Inc. , 6% , 8/05/23 ................................ United States 382,198 382,198
Total Convertible Bonds (Cost $382,198) .......................................
382,198
Shares
a
Escrows and Litigation Trusts 0.0%
a,d
Proterra, Inc., Escrow Account ........................... United States 344,921 —
a,d
Wheels Up Experience, Inc., Escrow Account ................ United States 88,098 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,551,129,428) .............................
2,518,023,306
a
Short Term Investments 4.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.0%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 51,497,571 51,497,571
Total Money Market Funds (Cost $51,497,571) ..................................
51,497,571
a a a
h
Investments from Cash Collateral Received for
Loaned Securities 2.0%
Money Market Funds 2.0%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 50,002,530 50,002,530
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $50,002,530) ...........................................................
50,002,530
Total Short Term Investments (Cost $101,500,101 ) ...............................
101,500,101
a
Total Investments (Cost $2,652,629,529) 102.6% ................................
$2,619,523,407
Other Assets, less Liabilities (2.6)% ...........................................
(64,825,918)
Net Assets 100.0% ...........................................................
$2,554,697,489

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
See Abbreviations on page 81 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2022. See Note 1(d).
c
See Note 10 regarding holdings of 5% voting securities.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 9 regarding restricted securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(d) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $33.07 $49.66 $32.15 $37.17 $36.07 $34.35
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.25) (0.24) (0.07) (0.09) (0.15)
Net realized and unrealized gains (losses) (3.46) (9.42) 21.89 1.24 5.33 4.97
Total from investment operations ........ (3.49) (9.67) 21.65 1.17 5.24 4.82
Less distributions from:
Net realized gains ................. — (6.92) (4.14) (6.19) (4.14) (3.10)
Net asset value, end of period .......... $29.58 $33.07 $49.66 $32.15 $37.17 $36.07
Total return
c
....................... (10.58)% (22.83)% 68.37% 2.97% 17.43% 14.28%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.85% 0.86% 0.88% 0.88% 1.02%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.88% 0.84% 0.85% 0.87% 0.87% 1.00%
Net investment (loss) ................ (0.19)% (0.54)% (0.54)% (0.21)% (0.25)% (0.41)%
Supplemental data
Net assets, end of period (000’s) ........ $2,556,084 $3,019,703 $4,217,167 $2,515,801 $2,684,131 $2,262,471
Portfolio turnover rate ................ 12.66% 48.89% 53.69% 52.98% 54.28% 38.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.20 $27.98 $19.41 $24.98 $25.84 $25.59
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.07) (0.32) (0.33) (0.22) (0.26) (0.31)
Net realized and unrealized gains (losses) (1.70) (4.54) 13.04 0.84 3.54 3.66
Total from investment operations ........ (1.77) (4.86) 12.71 0.62 3.28 3.35
Less distributions from:
Net realized gains ................. — (6.92) (4.14) (6.19) (4.14) (3.10)
Net asset value, end of period .......... $14.43 $16.20 $27.98 $19.41 $24.98 $25.84
Total return
c
....................... (10.93)% (23.43)% 67.11% 2.14% 16.68% 13.39%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.65% 1.60% 1.61% 1.63% 1.63% 1.77%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.63% 1.59% 1.60% 1.62% 1.62% 1.75%
Net investment (loss) ................ (0.94)% (1.29)% (1.28)% (0.96)% (1.00)% (1.16)%
Supplemental data
Net assets, end of period (000’s) ........ $86,648 $110,596 $198,713 $138,940 $173,334 $334,769
Portfolio turnover rate ................ 12.66% 48.89% 53.69% 52.98% 54.28% 38.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.11 $43.32 $28.45 $33.66 $33.15 $31.87
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.32) (0.30) (0.14) (0.16) (0.22)
Net realized and unrealized gains (losses) (2.93) (7.97) 19.31 1.12 4.81 4.60
Total from investment operations ........ (2.99) (8.29) 19.01 0.98 4.65 4.38
Less distributions from:
Net realized gains ................. — (6.92) (4.14) (6.19) (4.14) (3.10)
Net asset value, end of period .......... $25.12 $28.11 $43.32 $28.45 $33.66 $33.15
Total return
c
....................... (10.67)% (23.00)% 67.96% 2.69% 17.17% 14.00%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.10% 1.10% 1.12% 1.12% 1.26%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.13% 1.09% 1.09% 1.11% 1.11% 1.24%
Net investment (loss) ................ (0.44)% (0.79)% (0.78)% (0.45)% (0.49)% (0.65)%
Supplemental data
Net assets, end of period (000’s) ........ $32,307 $38,761 $60,264 $40,997 $50,721 $70,692
Portfolio turnover rate ................ 12.66% 48.89% 53.69% 52.98% 54.28% 38.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $39.84 $58.24 $37.12 $41.83 $39.91 $37.51
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.04 (0.10) (0.10) 0.07 0.05 0.05
Net realized and unrealized gains (losses) (4.18) (11.38) 25.36 1.41 6.01 5.45
Total from investment operations ........ (4.14) (11.48) 25.26 1.48 6.06 5.50
Less distributions from:
Net realized gains ................. — (6.92) (4.14) (6.19) (4.14) (3.10)
Net asset value, end of period .......... $35.70 $39.84 $58.24 $37.12 $41.83 $39.91
Total return
c
....................... (10.41)% (22.57)% 68.95% 3.40% 17.82% 14.90%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.51% 0.51% 0.52% 0.52% 0.50%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.49% 0.50% 0.49% 0.48% 0.49% 0.47%
Net investment income (loss) .......... 0.21% (0.19)% (0.19)% 0.18% 0.13% 0.12%
Supplemental data
Net assets, end of period (000’s) ........ $435,194 $540,509 $648,078 $224,341 $259,053 $275,835
Portfolio turnover rate ................ 12.66% 48.89% 53.69% 52.98% 54.28% 38.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $38.68 $56.79 $36.30 $41.09 $39.33 $37.11
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.01 (0.15) (0.14) 0.02 0.01 (0.06)
Net realized and unrealized gains (losses) (4.06) (11.04) 24.77 1.38 5.89 5.38
Total from investment operations ........ (4.05) (11.19) 24.63 1.40 5.90 5.32
Less distributions from:
Net realized gains ................. — (6.92) (4.14) (6.19) (4.14) (3.10)
Net asset value, end of period .......... $34.63 $38.68 $56.79 $36.30 $41.09 $39.33
Total return
c
....................... (10.47)% (22.65)% 68.77% 3.26% 17.67% 14.57%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.60% 0.61% 0.63% 0.63% 0.77%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.63% 0.59% 0.60% 0.62% 0.62% 0.75%
Net investment income (loss) .......... 0.06% (0.28)% (0.29)% 0.04% —%
f
(0.16)%
Supplemental data
Net assets, end o f period (000’s) ........ $462,340 $532,573 $552,987 $302,329 $355,141 $520,842
Portfolio turnover rate ................ 12.66% 48.89% 53.69% 52.98% 54.28% 38.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2022
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.1%
Aerospace & Defense 1.7%
TransDigm Group, Inc. ................................. United States 103,900 $ 59,821,464
Airlines 1.3%
a
Delta Air Lines, Inc. .................................... United States 1,370,700 46,507,851
Banks 1.0%
First Republic Bank .................................... United States 105,600 12,682,560
a
SVB Financial Group ................................... United States 98,200 22,680,272
35,362,832
Beverages 0.5%
Brown-Forman Corp., B ................................ United States 263,900 17,945,200
Biotechnology 2.9%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 135,600 28,104,456
a
Horizon Therapeutics plc ................................ United States 421,200 26,249,184
a
Neurocrine Biosciences, Inc. ............................. United States 113,600 13,077,632
a
PTC Therapeutics, Inc. ................................. United States 486,700 18,406,994
a
Seagen, Inc. ......................................... United States 152,700 19,417,332
105,255,598
Building Products 1.4%
Trane Technologies plc ................................. United States 309,900 49,469,337
Capital Markets 4.7%
Ares Management Corp. ................................ United States 629,400 47,727,402
MarketAxess Holdings, Inc. .............................. United States 119,800 29,235,992
MSCI, Inc. ........................................... United States 153,100 71,782,466
Tradeweb Markets, Inc., A ............................... United States 354,600 19,531,368
168,277,228
Chemicals 0.1%
Albemarle Corp. ...................................... United States 9,300 2,602,791
Commercial Services & Supplies 1.3%
Republic Services, Inc. ................................. United States 344,800 45,727,376
Communications Equipment 1.7%
a
Arista Networks, Inc. ................................... United States 492,500 59,523,550
Containers & Packaging 1.6%
Avery Dennison Corp. .................................. United States 266,300 45,151,165
Ball Corp. ........................................... United States 217,200 10,727,508
55,878,673
Electrical Equipment 1.6%
Rockwell Automation, Inc. ............................... United States 224,000 57,187,200
Electronic Equipment, Instruments & Components 3.3%
Cognex Corp. ........................................ United States 646,900 29,906,187
a
Keysight Technologies, Inc. .............................. United States 279,700 48,709,755
a
Mobileye Global, Inc., A ................................. Israel 39,700 1,047,286
a
Zebra Technologies Corp., A ............................. United States 130,700 37,016,854
116,680,082
Entertainment 0.4%
a
ROBLOX Corp., A ..................................... United States 319,900 14,312,326
Equity Real Estate Investment Trusts (REITs) 2.6%
Equity LifeStyle Properties, Inc. ........................... United States 461,100 29,491,956

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp. ............................. United States 135,600 $ 36,598,440
Terreno Realty Corp. ................................... United States 449,800 25,701,572
91,791,968
Food Products 0.3%
a
Freshpet, Inc. ........................................ United States 174,900 10,310,355
Health Care Equipment & Supplies 6.0%
a
Dexcom, Inc. ......................................... United States 662,256 79,987,280
a
IDEXX Laboratories, Inc. ................................ United States 182,000 65,461,760
a
Inari Medical, Inc. ..................................... United States 302,300 23,255,939
a
Insulet Corp. ......................................... United States 179,900 46,559,919
215,264,898
Health Care Providers & Services 1.4%
a
Guardant Health, Inc. .................................. United States 453,600 22,453,200
a
HealthEquity, Inc. ..................................... United States 365,700 28,491,687
50,944,887
Health Care Technology 1.7%
a
Certara, Inc. ......................................... United States 760,700 9,303,361
a
Veeva Systems, Inc., A ................................. United States 304,600 51,154,524
60,457,885
Hotels, Restaurants & Leisure 6.0%
a
Chipotle Mexican Grill, Inc. .............................. United States 54,900 82,258,317
Darden Restaurants, Inc. ............................... United States 308,200 44,115,748
a
Expedia Group, Inc. ................................... United States 395,700 36,986,079
Vail Resorts, Inc. ...................................... United States 125,700 27,544,641
a
Wynn Resorts Ltd. .................................... United States 359,500 22,972,050
213,876,835
Household Durables 1.3%
a
NVR, Inc. ........................................... United States 11,300 47,886,575
Interactive Media & Services 1.6%
a
Match Group, Inc. ..................................... United States 695,159 30,030,869
a
Pinterest, Inc., A ...................................... United States 1,173,100 28,858,260
58,889,129
IT Services 4.7%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 16,100 22,985,514
a
Cloudflare, Inc., A ..................................... United States 547,800 30,852,096
a
MongoDB, Inc. ....................................... United States 169,500 31,023,585
Paychex, Inc. ........................................ United States 404,700 47,880,057
a
Shopify, Inc., A ....................................... Canada 559,300 19,144,839
a
Snowflake, Inc., A ..................................... United States 94,700 15,180,410
167,066,501
Leisure Products 1.4%
a,c,d
Fanatics Holdings, Inc. ................................. United States 793,714 49,139,327
Life Sciences Tools & Services 4.4%
a
10X Genomics, Inc., A .................................. United States 459,800 12,497,364
Bio-Techne Corp. ..................................... United States 149,800 44,379,748
a
Mettler-Toledo International, Inc. .......................... United States 50,600 64,005,458

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ........................ United States 152,500 $ 35,090,250
155,972,820
Machinery 1.5%
IDEX Corp. .......................................... United States 173,700 38,615,247
a
Proterra, Inc. ......................................... United States 2,385,555 14,885,863
53,501,110
Oil, Gas & Consumable Fuels 1.7%
Coterra Energy, Inc. ................................... United States 787,300 24,508,649
Hess Corp. .......................................... United States 137,500 19,398,500
Targa Resources Corp. ................................. United States 233,300 15,950,721
59,857,870
Personal Products 0.8%
a
BellRing Brands, Inc. ................................... United States 1,228,600 29,756,692
Pharmaceuticals 1.3%
a
Catalent, Inc. ........................................ United States 323,400 21,257,082
a
Jazz Pharmaceuticals plc ............................... United States 169,800 24,415,542
45,672,624
Professional Services 3.3%
a
CoStar Group, Inc. .................................... United States 1,148,000 94,962,560
TransUnion .......................................... United States 424,500 25,160,115
120,122,675
Road & Rail 2.7%
a
Lyft, Inc., A .......................................... United States 1,740,500 25,480,920
Old Dominion Freight Line, Inc. ........................... United States 253,750 69,679,750
95,160,670
Semiconductors & Semiconductor Equipment 4.5%
a
Enphase Energy, Inc. .................................. United States 66,200 20,323,400
Entegris, Inc. ......................................... United States 445,900 35,377,706
a
Lattice Semiconductor Corp. ............................. United States 737,014 35,752,549
Monolithic Power Systems, Inc. ........................... United States 117,800 39,987,210
a
SiTime Corp. ......................................... United States 286,314 25,713,860
a
Wolfspeed, Inc. ....................................... United States 33,400 2,630,250
159,784,975
Software 12.5%
a
Alkami Technology, Inc. ................................. United States 998,700 15,829,395
a
ANSYS, Inc. ......................................... United States 208,300 46,067,628
a
Arteris, Inc. .......................................... United States 1,081,200 5,989,848
a
Atlassian Corp., A ..................................... United States 122,800 24,895,244
a
Bill.com Holdings, Inc. .................................. United States 271,133 36,158,297
a
Crowdstrike Holdings, Inc., A ............................. United States 392,700 63,303,240
a
Monday.com Ltd. ...................................... United States 218,800 23,398,472
a
Palo Alto Networks, Inc. ................................ United States 210,700 36,154,013
a
Paylocity Holding Corp. ................................. United States 240,600 55,768,674
a
Synopsys, Inc. ....................................... United States 350,300 102,480,265
a
Zscaler, Inc. ......................................... United States 244,600 37,692,860
447,737,936
Specialty Retail 5.6%
a
AutoZone, Inc. ....................................... United States 19,000 48,124,720

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Burlington Stores, Inc. .................................. United States 228,600 $ 32,680,656
a
Five Below, Inc. ....................................... United States 257,900 37,743,665
a
Petco Health & Wellness Co., Inc. ......................... United States 1,264,100 13,310,973
Tractor Supply Co. .................................... United States 317,000 69,667,090
201,527,104
Textiles, Apparel & Luxury Goods 2.5%
Levi Strauss & Co., A .................................. United States 1,119,100 16,741,736
a
Lululemon Athletica, Inc. ................................ United States 226,600 74,560,464
91,302,200
Trading Companies & Distributors 1.8%
Fastenal Co. ......................................... United States 1,372,900 66,352,257
Total Common Stocks (Cost $2,874,118,047) ....................................
3,326,928,801
Convertible Preferred Stocks 1.5%
Diversified Consumer Services 0.2%
a,c,d
Newsela, Inc., D ...................................... United States 423,782 6,625,926
a
Semiconductors & Semiconductor Equipment 0.1%
a,c,d,e
Phononic Devices, Inc., F ............................... United States 2,970,061 1,702,579
a
Software 1.2%
a,c,d,e
Benchling, Inc., F ..................................... United States 347,106 5,527,858
a,c,d,e
Blaize, Inc., D ........................................ United States 227,435 1,659,876
a,c,d,e
Blaize, Inc., D ........................................ United States 1,720,949 11,338,739
a,c,d,e
Blaize, Inc., D-2 ...................................... United States 1,467,659 6,548,937
a,c,d
Databricks, Inc., G .................................... United States 227,829 11,471,277
a,c,d
OneTrust LLC, C ...................................... United States 767,526 7,811,570
44,358,257
Total Convertible Preferred Stocks (Cost $83,781,543) ...........................
52,686,762
Preferred Stocks 0.1%
Semiconductors & Semiconductor Equipment 0.1%
a,c,d,e
Phononic Devices, Inc., G-2 ............................. United States 513,050 585,944
a,c,d,e
Phononic, Inc. ........................................ United States 117,763 474,890
1,060,834
Total Preferred Stocks (Cost $393,133) .........................................
1,060,834
Warrants
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d,e
Phononic, Inc., H, 10/17/27 .............................. United States 47,104 45,832
Software 0.0%
†
a,c,d,e
Blaize, Inc., 9/19/25 ................................... United States 146,765 180,581
a,c,d,e
Blaize, Inc., D, 2/28/24 ................................. United States 260,815 133,095
313,676
Total Warrants (Cost $44,245) .................................................
359,508

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
c,d,e,g
Phononic, Inc. , Advance Term Loan , 12% , PIK, 6/30/25 ......... United States 775,689 $ 711,128
Total Senior Floating Rate Interests (Cost $799,447) .............................
711,128
Shares
a
Escrows and Litigation Trusts 0.0%
a,c
Proterra, Inc., Escrow Account ........................... United States 134,477 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,959,136,415) .............................
3,381,747,033
a
Short Term Investments 5.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.0%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 179,843,397 179,843,397
Total Money Market Funds (Cost $179,843,397) .................................
179,843,397
Principal
Amount
*
a a a
Repurchase Agreements 0.4%
j
Joint Repurchase Agreement, 2.999%, 11/01/22 (Maturity Value
$13,992,051)
BNP Paribas Securities Corp. (Maturity Value $634,260)
Deutsche Bank Securities, Inc. (Maturity Value $1,305,458)
HSBC Securities (USA), Inc. (Maturity Value $12,052,333)
Collateralized by U.S. Government Agency Securities, 0.38% - 5%,
8/25/25 - 8/20/51; U.S. Treasury Bonds, 6.75%, 8/15/26; and U.S.
Treasury Notes, 2%, 8/15/25 (valued at $14,271,358) ......... 13,990,886 13,990,886
Total Repurchase Agreements (Cost $13,990,886) ...............................
13,990,886
Total Short Term Investments (Cost $193,834,283 ) ...............................
193,834,283
a
Total Investments (Cost $3,152,970,698) 100.1% ................................
$3,575,581,316
Other Assets, less Liabilities (0.1)% ...........................................
(3,008,957)
Net Assets 100.0% ...........................................................
$3,572,572,359

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
See Abbreviations on page 81 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the value of this security was
$22,985,514, representing 0.6% of net assets.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
See Note 10 regarding holdings of 5% voting securities.
f
See Note 1(e) regarding senior floating rate interests.
g
Income may be received in additional securities and/or cash.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1(c) regarding joint repurchase agreement.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
October 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $1,737,968,014 $2,426,315,621 $2,911,604,505
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................. 170,391,004 226,313,908 227,375,307
Cost - Unaffiliated repurchase agreements .................... — — 13,990,886
Value - Unaffiliated issuers (Includes securities loaned of $50,825,076,
$49,012,649 and $— , respectively) .......................... $3,463,540,142 $2,461,757,857 $3,352,837,574
Value - Non-controlled affiliates (Note 3 f and 10 ) ................ 154,541,399 157,765,550 208,752,856
Value - Unaffiliated repurchase agreements .................... — — 13,990,886
Cash .................................................. 31,699 75,213 116,298
Receivables:
Investment securities sold ................................. — — 3,703,005
Capital shares sold ...................................... 1,039,800 1,454,547 1,538,831
Dividends and interest ................................... 539,349 166,275 1,338,776
Due from custodian ...................................... 1,293,600 607,200 —
Total assets ........................................ 3,620,985,989 2,621,826,642 3,582,278,226
Liabilities:
Payables:
Investment securities purchased ............................ 26,418,921 — 3,130,199
Capital shares redeemed ................................. 2,410,255 14,209,144 3,183,143
Management fees ....................................... 1,583,808 1,296,087 1,300,679
Distribution fees ........................................ 670,416 188,869 613,561
Transfer agent fees ...................................... 705,823 703,834 1,204,507
Trustees' fees and expenses ............................... 6,411 2,772 2,997
Payable upon return of securities loaned (Note 1 d ) ................ 52,319,830 50,609,730 —
Accrued expenses and other liabilities ......................... 173,030 118,717 270,781
Total liabilities ....................................... 84,288,494 67,129,153 9,705,867
Net assets, at value ............................... $3,536,697,495 $2,554,697,489 $3,572,572,359
Net assets consist of:
Paid-in capital ........................................... $1,563,825,579 $2,591,863,569 $3,392,341,331
Total distributable earnings (losses) ........................... 1,972,871,916 (37,166,080) 180,231,028
Net assets, at value ............................... $3,536,697,495 $2,554,697,489 $3,572,572,359

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A:
Net assets, at value ..................................... $2,671,286,650 $747,169,327 $2,556,083,664
Shares outstanding ...................................... 71,162,694 45,908,908 86,424,032
Net asset value per share
a
................................ $37.54 $16.28 $29.58
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $39.72 $17.23 $31.30
Class C:
Net assets, at value ..................................... $121,499,882 $22,310,863 $86,648,251
Shares outstanding ...................................... 4,306,064 1,977,425 6,002,989
Net asset value and maximum offering price per share
a
........... $28.22 $11.28 $14.43
Class R:
Net assets, at value ..................................... $21,790,932 $42,051,488 $32,306,801
Shares outstanding ...................................... 625,941 2,857,295 1,286,343
Net asset value and maximum offering price per share ........... $34.81 $14.72 $25.12
Class R6:
Net assets, at value ..................................... $394,251,832 $1,386,922,618 $435,193,827
Shares outstanding ...................................... 9,232,916 72,926,429 12,190,458
Net asset value and maximum offering price per share ........... $42.70 $19.02 $35.70
Advisor Class:
Net assets, at value ..................................... $327,868,199 $356,243,193 $462,339,816
Shares outstanding ...................................... 7,827,748 19,245,868 13,350,131
Net asset value and maximum offering price per share ........... $41.89 $18.51 $34.63
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended October 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $31,256, $– and $–, respectively)
Unaffiliated issuers ...................................... $9,008,094 $5,679,898 $11,681,888
Non-controlled affiliates (Note 3 f and 10 ) ...................... 352,846 393,914 1,251,575
Interest:
Unaffiliated issuers ...................................... — — 54,892
Non-controlled affiliates (Note 3 f and 10 ) ...................... — — 222,157
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 1,961,870 1,324,472 3,046
Non-controlled affiliates (Note 3 f ) ........................... 329,603 413,059 8,372
Total investment income ................................. 11,652,413 7,811,343 13,221,930
Expenses:
Management fees (Note 3 a ) ................................. 10,806,907 8,229,109 8,726,151
Distribution fees: (Note 3c )
    Class A .............................................. 3,648,056 976,334 3,404,845
    Class C .............................................. 696,365 132,566 485,086
    Class R .............................................. 60,760 111,337 86,537
Transfer agent fees: (Note 3e )
    Class A .............................................. 1,834,392 915,547 2,333,894
    Class C .............................................. 87,557 30,786 82,904
    Class R .............................................. 15,278 52,132 29,628
    Class R6 ............................................. 55,025 273,422 132,403
    Advisor Class .......................................... 290,857 452,938 413,688
Custodian fees (Note 4 ) .................................... 14,266 19,736 13,280
Reports to shareholders fees ................................ 111,857 135,467 132,158
Registration and filing fees .................................. 78,877 87,905 102,633
Professional fees ......................................... 48,143 42,924 43,179
Trustees' fees and expenses ................................ 22,010 14,414 22,514
Interest expense ......................................... 1,005 578 301
Other .................................................. 67,856 49,888 63,172
Total expenses ....................................... 17,839,211 11,525,083 16,072,373
Expense reductions (Note 4 ) ............................. (1,152) (27) (263)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (161,927) (263,250) (428,888)
Net expenses ....................................... 17,676,132 11,261,806 15,643,222
Net investment income (loss) .......................... (6,023,719) (3,450,463) (2,421,292)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:*
Unaffiliated issuers .................................... 115,867,348 (67,888,529) (242,070,901)
Non-controlled affiliates (Note 3 f and 10 ) .................... — — 51
Foreign currency transactions .............................. (240) — (10,030)
Net realized gain (loss) ................................ 115,867,108 (67,888,529) (242,080,880)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (652,055,889) (140,059,978) (188,161,235)
Non-controlled affiliates (Note 3 f and 10 ) .................... (14,820,986) (28,352,525) (11,154,057)
Translation of other assets and liabilities denominated in foreign currencies ........................................... — — 13,071
Net change in unrealized appreciation (depreciation) .......... (666,876,875) (168,412,503) (199,302,221)
Net realized and unrealized gain (loss) .......................... (551,009,767) (236,301,032) (441,383,101)
Net increase (decrease) in net assets resulting from operations ........ $(557,033,486) $(239,751,495) $(443,804,393)
*Includes gains from a redemption in-kind (Note 3h) $145,404,409

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
Six Months Ended
October 31, 2022
(unaudited)
Year Ended
April 30, 2022
Six Months Ended
October 31, 2022
(unaudited)
Year Ended
April 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(6,023,719) $(26,385,964) $(3,450,463) $(12,128,676)
Net realized gain (loss) ............ 115,867,108 394,534,506 (67,888,529) 202,442,914
Net change in unrealized appreciation
(depreciation) ................. (666,876,875) (1,250,301,003) (168,412,503) (1,434,354,666)
Net increase (decrease) in net
assets resulting from operations . (557,033,486) (882,152,461) (239,751,495) (1,244,040,428)
Distributions to shareholders:
Class A ........................ — (359,718,850) — (181,623,574)
Class C ........................ — (24,116,585) — (11,157,943)
Class R ........................ — (3,445,814) — (11,001,401)
Class R6 ....................... — (45,124,223) — (275,811,029)
Advisor Class ................... — (60,941,142) — (86,977,922)
Total distributions to shareholders ..... — (493,346,614) — (566,571,869)
Capital share transactions: (Note 2 )
Class A ........................ (132,732,369) (6,279,016) (40,742,767) 167,442,730
Class C ........................ (17,119,589) (67,672,792) (7,643,806) (24,866,698)
Class R ........................ (1,766,053) (4,737,474) (3,909,305) 3,295,454
Class R6 ....................... (8,465,928) 33,819,307 (16,804,312) 295,833,158
Advisor Class ................... (245,922,070) 189,846,207 (42,426,518) (25,196,039)
Total capital share transactions ....... (406,006,009) 144,976,232 (111,526,708) 416,508,605
Net increase (decrease) in net
assets ..................... (963,039,495) (1,230,522,843) (351,278,203) (1,394,103,692)
Net assets:
Beginning of period ................ 4,499,736,990 5,730,259,833 2,905,975,692 4,300,079,384
End of period ..................... $3,536,697,495 $4,499,736,990 $2,554,697,489 $2,905,975,692

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
Franklin Small-Mid Cap Growth Fund
Six Months Ended
October 31, 2022
(unaudited)
Year Ended
April 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(2,421,292) $(27,433,029)
Net realized gain (loss) ................................................. (242,080,880) 265,460,024
Net change in unrealized appreciation (depreciation) ........................... (199,302,221) (1,518,326,849)
Net increase (decrease) in net assets resulting from operations ................ (443,804,393) (1,280,299,854)
Distributions to shareholders:
Class A ............................................................. — (568,582,110)
Class C ............................................................. — (38,633,049)
Class R ............................................................. — (8,635,560)
Class R6 ............................................................ — (85,137,628)
Advisor Class ........................................................ — (83,955,454)
Total distributions to shareholders .......................................... — (784,943,801)
Capital share transactions: (Note 2 )
Class A ............................................................. (147,208,405) 274,759,286
Class C ............................................................. (12,017,430) (15,778,928)
Class R ............................................................. (2,310,304) (1,091,727)
Class R6 ............................................................ (51,616,137) 143,151,443
Advisor Class ........................................................ (12,612,989) 229,136,029
Total capital share transactions ............................................ (225,765,265) 630,176,103
Net increase (decrease) in net assets ................................... (669,569,658) (1,435,067,552)
Net assets:
Beginning of period ..................................................... 4,242,142,017 5,677,209,569
End of period .......................................................... $3,572,572,359 $4,242,142,017

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer five classes of shares:  Class
A, Class C, Class R, Class R6, and Advisor Class. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end,
as indicated in the Statements of Investments, had been
entered into on October 31, 2022.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or
uninvested cash as included in due from custodian in the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. At October 31, 2022, Franklin Small-Mid
Cap Growth Fund had no securities on loan.
e. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 3 1 , 202 2 , there were an unlimited number of shares authorized (without par value) . Transactions in the
Funds' shares were as follows:
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2022
Shares sold
a
................................... 2,167,849 $86,266,853 3,353,922 $55,172,350
Shares redeemed ............................... (5,550,779) (218,999,222) (5,852,182) (95,915,117)
Net increase (decrease) .......................... (3,382,930) $(132,732,369) (2,498,260) $(40,742,767)
Year ended April 30, 2022
Shares sold
a
................................... 6,890,606 $396,777,803 9,253,728 $238,990,129
Shares issued in reinvestment of distributions .......... 6,082,227 350,944,784 7,947,202 176,427,893
Shares redeemed ............................... (13,159,714) (754,001,603) (10,164,246) (247,975,292)
Net increase (decrease) .......................... (186,881) $(6,279,016) 7,036,684 $167,442,730
Class C
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended October 31, 2022
Shares sold ................................... 241,723 $7,306,433 153,276 $1,738,377
Shares redeemed
a
.............................. (817,370) (24,426,022) (823,422) (9,382,183)
Net increase (decrease) .......................... (575,647) $(17,119,589) (670,146) $(7,643,806)
Year ended April 30, 2022
Shares sold ................................... 806,835 $35,542,381 365,784 $6,912,044
Shares issued in reinvestment of distributions .......... 550,017 24,013,761 717,415 11,112,762
Shares redeemed
a
.............................. (2,830,083) (127,228,934) (2,263,971) (42,891,504)
Net increase (decrease) .......................... (1,473,231) $(67,672,792) (1,180,772) $(24,866,698)
Class R
Class R Shares:
Six Months ended October 31, 2022
Shares sold ................................... 36,393 $1,338,102 240,144 $3,544,255
Shares redeemed ............................... (84,700) (3,104,155) (509,353) (7,453,560)
Net increase (decrease) .......................... (48,307) $(1,766,053) (269,209) $(3,909,305)
Year ended April 30, 2022
Shares sold ................................... 76,942 $3,980,274 551,504 $11,946,416
Shares issued in reinvestment of distributions .......... 64,252 3,445,813 546,789 11,001,401
Shares redeemed ............................... (233,672) (12,163,561) (828,577) (19,652,363)
Net increase (decrease) .......................... (92,478) $(4,737,474) 269,716 $3,295,454
Class R6
Class R6 Shares:
Six Months ended October 31, 2022
Shares sold ................................... 383,079 $17,217,627 6,954,357 $132,723,004
Shares redeemed ............................... (570,915) (25,683,555) (7,809,858) (149,527,316)
Net increase (decrease) .......................... (187,836) $(8,465,928) (855,501) $(16,804,312)
Year ended April 30, 2022
Shares sold ................................... 1,240,329 $80,658,673 18,516,718 $540,887,626
Shares issued in reinvestment of distributions .......... 492,336 32,218,482 9,701,881 250,696,604
Shares redeemed ............................... (1,254,887) (79,057,848) (17,399,202) (495,751,072)
Net increase (decrease) .......................... 477,778 $33,819,307 10,819,397 $295,833,158
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended October 31, 2022
Shares sold ................................... 3,550,485 $150,703,975 2,318,748 $43,175,722
Shares redeemed in-kind (Note 3h ) .................. (5,364,050) (242,240,519) — —
Shares redeemed ............................... (3,600,756) (154,385,526) (4,525,582) (85,602,240)
Net increase (decrease) .......................... (5,414,321) $(245,922,070) (2,206,834) $(42,426,518)
Year ended April 30, 2022
Shares sold ................................... 4,816,438 $312,058,174 4,892,787 $136,887,334
Shares issued in reinvestment of distributions .......... 934,701 60,035,832 2,985,266 75,198,838
Shares redeemed ............................... (2,885,831) (182,247,799) (8,558,404) (237,282,211)
Net increase (decrease) .......................... 2,865,308 $189,846,207 (680,351) $(25,196,039)
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2022
Shares sold
a
................................... 3,270,495 $99,631,428
Shares redeemed ............................... (8,155,470) (246,839,833)
Net increase (decrease) .......................... (4,884,975) $(147,208,405)
Year ended April 30, 2022
Shares sold
a
................................... 10,434,368 $484,680,273
Shares issued in reinvestment of distributions .......... 12,690,378 554,315,810
Shares redeemed ............................... (16,735,087) (764,236,797)
Net increase (decrease) .......................... 6,389,659 $274,759,286
Class C
Class C Shares:
Six Months ended October 31, 2022
Shares sold ................................... 357,048 $5,437,996
Shares redeemed
a
.............................. (1,180,480) (17,455,426)
Net increase (decrease) .......................... (823,432) $(12,017,430)
Year ended April 30, 2022
Shares sold ................................... 1,058,316 $25,966,238
Shares issued in reinvestment of distributions .......... 1,792,755 38,472,525
Shares redeemed
a
.............................. (3,125,852) (80,217,691)
Net increase (decrease) .......................... (274,781) $(15,778,928)
Class R
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class R Shares:
Six Months ended October 31, 2022
Shares sold ................................... 109,448 $2,831,477
Shares redeemed ............................... (201,790) (5,141,781)
Net increase (decrease) .......................... (92,342) $(2,310,304)
Year ended April 30, 2022
Shares sold ................................... 216,423 $8,644,434
Shares issued in reinvestment of distributions .......... 231,763 8,610,007
Shares redeemed ............................... (460,531) (18,346,168)
Net increase (decrease) .......................... (12,345) $(1,091,727)
Class R6
Class R6 Shares:
Six Months ended October 31, 2022
Shares sold ................................... 1,555,968 $57,296,297
Shares redeemed ............................... (2,932,729) (108,912,434)
Net increase (decrease) .......................... (1,376,761) $(51,616,137)
Year ended April 30, 2022
Shares sold ................................... 5,242,939 $288,735,264
Shares issued in reinvestment of distributions .......... 1,465,418 77,007,708
Shares redeemed ............................... (4,268,611) (222,591,529)
Net increase (decrease) .......................... 2,439,746 $143,151,443
Advisor Class
Advisor Class Shares:
Six Months ended October 31, 2022
Shares sold ................................... 1,466,553 $53,900,057
Shares redeemed ............................... (1,886,782) (66,513,046)
Net increase (decrease) .......................... (420,229) $(12,612,989)
Year ended April 30, 2022
Shares sold ................................... 5,277,785 $293,020,383
Shares issued in reinvestment of distributions .......... 1,600,230 81,659,747
Shares redeemed ............................... (2,845,020) (145,544,101)
Net increase (decrease) .......................... 4,032,995 $229,136,029
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Growth Opportunities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $1.5 billion
0.500% Over $1.5 billion, up to and including $6.5 billion
0.475% Over $6.5 billion, up to and including $11.5 billion
0.450% Over $11.5 billion, up to and including $16.5 billion
0.440% Over $16.5 billion, up to and including $19 billion
0.430% Over $19 billion, up to and including $21.5 billion
0.420% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.650% Over $500 million, up to and including $1 billion
0.600% Over $1 billion, up to and including $1.5 billion
0.550% Over $1.5 billion, up to and including $6.5 billion
0.525% Over $6.5 billion, up to and including $11.5 billion
0.500% Over $11.5 billion, up to and including $16.5 billion
0.490% Over $16.5 billion, up to and including $19 billion
0.480% Over $19 billion, up to and including $21.5 billion
0.470% In excess of $21.5 billion

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2022, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Gross effective investment management fee rate ........ 0.544% 0.616% 0.457%
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35% 0.25%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended October 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies . As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended October 3 1 , 202 2 , investments in affiliated management investment companies were as follows:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $110,133 $50,967 $125,609
CDSC retained ........................... $6,479 $2,537 $13,891
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Transfer agent fees ........................ $982,538 $734,672 $992,372
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 66,393,267 $ 296,011,418 $ (281,251,957) $ — $ — $ 81,152,728 81,152,728 $ 352,846
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $98,247,070 $275,083,407 $(322,304,247) $— $— $51,026,230 51,026,230 $329,603
Total Affiliated Securities ... $164,640,337 $571,094,825 $(603,556,204) $— $— $132,178,958 $682,449
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $69,092,890 $211,433,306 $(229,028,625) $— $— $51,497,571 51,497,571 $393,914
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $87,800,835 $379,203,192 $(417,001,497) $— $— $50,002,530 50,002,530 $413,059
Total Affiliated Securities ... $156,893,725 $590,636,498 $(646,030,122) $— $— $101,500,101 $806,973
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $195,919,198 $258,357,173 $(274,432,974) $— $— $179,843,397 179,843,397 $1,251,575
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $22,421,425 $56,118,288 $(78,539,713) $— $— $— — $8,372
Total Affiliated Securities ... $218,340,623 $314,475,461 $(352,972,687) $— $— $179,843,397 $1,259,947
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2023.
h. Other Affiliated Transactions
During the period ended October 31, 2022, the New Jersey Better Educational Savings Trust Program - Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of the Franklin Growth Opportunities Fund. As a result, on
July 22, 2022, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $145,404,409 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended October 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2022, Franklin Small-Mid Cap Growth Fund deferred post-October capital losses of
$196,564,410 and late-year ordinary losses of $1,581,287.
At October 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended October
31, 2022, were as follows:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
a a a a
Cost of investments ....................... $1,910,221,136 $2,658,861,404 $3,179,800,537
Unrealized appreciation ..................... $1,880,160,004 $590,387,142 $878,860,712
Unrealized depreciation ..................... (172,299,599) (629,725,139) (483,079,933)
Net unrealized appreciation (depreciation) ....... $1,707,860,405 $(39,337,997) $395,780,779
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases .............................. $204,135,945 $306,173,105 $459,220,259
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a
Sales of investments excludes in-kind transactions of $222,425,536.
At October 31, 2022, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales .................................. $374,584,999
a
$372,909,205 $686,222,163
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $52,319,830 $50,609,730 $—
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
11,829 Canva, Inc. ................................ 12/22/21 $ 20,158,531 $ 8,386,412
6. Investment Transactions
(continued)

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Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund (continued)
4,619 Celonis SE ................................. 6/16/21 $ 1,708,060 $ 1,708,060
25,571 Celonis SE, D .............................. 10/04/22 9,427,681 9,455,900
6,309,366 ClearMotion Inc ............................. 11/06/17 - 12/21/18 15,499,999 581,496
1,042,585 ClearMotion, Inc., 2/01/49 ..................... 12/21/21 — 43,737
2,606,463 ClearMotion, Inc., A-4 ......................... 12/21/21 251,500 314,564
338,280 Databricks, Inc., G ........................... 2/01/21 20,000,005 17,032,527
1,029,939 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 19,730,229 63,764,163
37,734 IL MAKIAGE Cosmetics (2013) Ltd. .............. 12/06/21 16,241,091 15,468,347
810,440 Lacework, Inc., D ............................ 11/12/21 20,330,471 16,615,452
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 5,262,387
556,026 Optoro, Inc., E .............................. 7/24/18 - 12/01/21 10,942,592 8,357,218
142,857 Space Exploration Technologies Corp., A .......... 5/25/22 9,999,990 9,999,990
1,753,060 Talkdesk, Inc., C ............................ 7/15/20 11,517,955 13,065,426
805,800 Tanium, Inc., G .............................. 9/14/15 4,000,233 5,300,904
504,854 Tempus Labs, Inc., F ......................... 5/29/19 12,499,983 12,353,013
126,131 Tempus Labs, Inc., G ......................... 2/06/20 4,837,427 3,086,235
Total Restricted Securities (Value is 5.4% of Net Assets) .............. $187,285,370 $190,795,831
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,436,485 1661, Inc., F ................................ 5/28/21 $ 19,999,999 $ 6,890,383
382,306 Benchling, Inc., F ............................ 10/20/21 12,499,992 6,088,438
1,388,889 Checkr, Inc., E .............................. 8/24/21 25,000,002 21,914,410
3,698,772 ClearMotion, Inc ............................. 12/21/18 10,000,000 340,894
2,590,918 ClearMotion, Inc., 2/01/49 ..................... 12/21/21 — 108,692
6,477,294 ClearMotion, Inc., A-4 ......................... 12/21/21 625,000 781,719
709,046 Newsela, Inc., D ............................. 1/21/21 15,000,010 11,086,092
554,878 Optoro, Inc., E .............................. 7/24/18 - 12/01/21 10,919,999 8,339,963
1,542,673 Smule, Inc., 144A, G ......................... 5/31/16 11,099,995 2,841,383
352,675 Smule, Inc., 144A, H ......................... 4/27/17 2,999,995 767,860
382,198 Smule, Inc., 6%, 8/05/23 ...................... 8/05/22 382,198 382,198
361,111 Tula eTechnology, Inc. ........................ 11/01/18 — —
3,611,111 Tula eTechnology, Inc., E ...................... 9/08/17 6,500,000 8,511,064
Total Restricted Securities (Value is 2.7% of Net Assets) .............. $115,027,190 $68,053,096
9. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2022, investments in “affiliated companies” were as follows:
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
347,106 Benchling, Inc., F ............................ 10/20/21 $ 11,349,082 $ 5,527,858
146,765 Blaize, Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 5 180,581
227,435 Blaize, Inc., D .............................. 3/02/21 - 11/09/21 2,374,990 1,659,876
1,720,949 Blaize, Inc., D .............................. 3/02/21 - 11/09/21 17,971,019 11,338,739
260,815 Blaize, Inc., D, 2/28/24 ........................ 3/01/21 - 11/09/21 — 133,095
1,467,659 Blaize, Inc., D-2 ............................. 4/01/22 - 9/20/22 7,099,996 6,548,937
227,829 Databricks, Inc., G ........................... 2/01/21 13,469,850 11,471,277
793,714 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 14,052,061 49,139,327
423,782 Newsela, Inc., D ............................. 1/21/21 8,965,193 6,625,926
767,526 OneTrust LLC, C ............................ 4/01/21 15,051,415 7,811,570
2,970,061 Phononic Devices, Inc., F ...................... 6/06/19 7,499,998 1,702,579
513,050 Phononic Devices, Inc., G-2 .................... 1/17/20 - 11/03/20 47 585,944
117,763 Phononic, Inc. .............................. 8/25/20 - 7/01/22 393,086 474,890
775,689 Phononic, Inc., Advance Term Loan, 12%, PIK, 6/30/25 1/17/20 - 10/17/22 799,447 711,128
47,104 Phononic, Inc., H, 10/17/27 .................... 1/17/20 - 7/01/22 44,240 45,832
Total Restricted Securities (Value is 2.9% of Net Assets) .............. $99,070,429 $103,957,559
*
In U.S. dollars unless otherwise indicated.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount * Held
at End
of Period
Investment
Income
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
ClearMotion Inc ...... $ 624,624 $ — $ — $ — $ (43,128) $ 581,496 6,309,366 $ —
ClearMotion, Inc., 2/01/49 — —
a
— — 43,737 43,737 1,042,585 —
ClearMotion, Inc., A-4 .. 301,800 — — — 12,764 314,564 2,606,463 —
Optoro, Inc., E ....... 9,587,680 — — — (1,230,462) 8,357,218 556,026 —
9. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Growth Opportunities Fund (continued)
Non-Controlled Affiliates
Talkdesk, Inc., C ..... $ 26,669,323 $ — $ — $ — $ (13,603,897) $ 13,065,426 1,753,060 $ —
Total Affiliated Securities
(Value is 0.6% of Net
Assets) .......... $37,183,427 $— $— $ — $ (14,820,986) $22,362,441 $—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
1661, Inc., F ........ 11,377,470 — — — (4,487,087) 6,890,383 3,436,485 —
Benchling, Inc., F ..... 6,824,162 — — — (735,724) 6,088,438 382,306 —
ClearMotion, Inc ..... 379,232 — — — (38,338) 340,894 3,698,772 —
ClearMotion, Inc., 2/01/49 — —
a
— — 108,692 108,692 2,590,918 —
ClearMotion, Inc., A-4 .. 750,000 — — — 31,719 781,719 6,477,294 —
EyePoint Pharmaceuticals,
Inc ............. 19,500,410 2,159,555 — — (10,775,725) 10,884,240 2,015,600 —
Nerdy, Inc .......... 16,226,640 118,579 — — —
b
—
b
—
b
—
Optoro, Inc., E ....... 9,567,885 — — — (1,227,922) 8,339,963 554,878 —
Paymentus Holdings, Inc.,
A .............. 27,620,424 6,438,836 — — (11,228,140) 22,831,120 2,195,300 —
Total Affiliated Securities
(Value is 2.2% of Net
Assets) .......... $92,246,223 $8,716,970 $— $ — $ (28,352,525) $56,265,449 $—
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Benchling, Inc., F ..... 6,195,842 — — — (667,984) 5,527,858 347,106 —
Blaize, Inc., 9/19/25 ... — 5 (5) 5 180,576 180,581 146,765 —
Blaize, Inc., D . ...... 2,374,990 — — — (715,114) 1,659,876 227,435 —
Blaize, Inc., D . . ..... 14,358,305 — — — (3,019,566) 11,338,739 1,720,949 —
Blaize, Inc., D, 2/28/24 . 67,020 — — — 66,075 133,095 260,815 —
Blaize, Inc., D-2 ...... — 7,099,996
a
— — (551,059) 6,548,937 1,467,659 —
Phononic Devices, Inc., F 6,044,404 — — — (4,341,825) 1,702,579 2,970,061 —
Phononic Devices, Inc.,
G-2 ............ 1,605,117 — — — (1,019,173) 585,944 513,050 —
Phononic, Inc. ....... — 393,087 — — 81,803 474,890 117,763 —
Phononic, Inc., H,
10/17/27 ......... — 44,239 — — 1,593 45,832 47,104 —
Interest
Blaize, Inc., D, 10%,
8/24/23 .......... 4,725,000 — (4,725,000)
a
— — —
c
— 157,500
10. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2022, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth Fund (continued)
Non-Controlled Affiliates
Phononic, Inc., Advance
Term Loan, 12%, PIK,
6/30/25 .......... $ — $ 799,446 $ — $ — $ (88,318) $ 711,128 775,689 $ 43,779
Phononic, Inc., Advance
Term Loan, B, 12%, PIK,
7/31/26 .......... 112,590 3,466 (762) 6 (115,300) —
c
— 1,790
Phononic, Inc., Advance
Term Loan, D, 12%,
PIK, 12/01/25 ...... 266,507 8,105 (1,238) 8 (273,382) —
c
— 7,459
Phononic, Inc., Term Loan,
A, 12%, PIK, 1/17/24 . 568,451 17,507 (5,116) 28 (580,870)  —
c
— 8,644
Phononic, Inc., Term Loan,
C, 12%, PIK, 8/25/24 108,823 3,310 (624) 4 (111,513) —
c
— 2,985
Total Affiliated Securities
(Value is 0.8% of Net
Assets) .......... $36,427,049 $8,369,161 $(4,732,745) $51 $(11,154,057) $28,909,459 $222,157
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of October 31, 2022, no longer an affiliate.
c
As of October 31, 2022, no longer held by the fund.
10. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2022, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,410,768 $ — $ 9,999,990 $ 11,410,758
Automobiles .......................... 51,992,446 — — 51,992,446
Beverages ........................... 78,655,140 — — 78,655,140
Biotechnology ......................... 7,897,478 — — 7,897,478
Capital Markets ........................ 173,569,140 — — 173,569,140
Chemicals ........................... 55,143,260 — — 55,143,260
Commercial Services & Supplies ........... 29,244,567 — 11,163,960 40,408,527
Electric Utilities ........................ 42,009,805 — — 42,009,805
Electronic Equipment, Instruments &
Components ........................ 728,088 — — 728,088
Entertainment ......................... 18,858,006 — — 18,858,006
Equity Real Estate Investment Trusts (REITs) . 97,295,171 — — 97,295,171
Food & Staples Retailing ................. 8,864,514 — — 8,864,514
Food Products ........................ 25,351,817 — — 25,351,817
Health Care Equipment & Supplies ......... 110,159,873 — 15,468,347 125,628,220
Health Care Providers & Services .......... 142,304,414 — — 142,304,414
Health Care Technology ................. 38,041,937 — — 38,041,937
Hotels, Restaurants & Leisure ............. 98,600,648 — — 98,600,648
Industrial Conglomerates ................ 43,610,907 — — 43,610,907
Interactive Media & Services .............. 149,954,562 — — 149,954,562
Internet & Direct Marketing Retail .......... 223,929,846 — — 223,929,846
IT Services ........................... 275,607,595 — 8,386,412 283,994,007
Leisure Products ....................... — — 63,764,163 63,764,163
Life Sciences Tools & Services ............ 224,562,249 — — 224,562,249
Machinery ............................ 19,847,418 — — 19,847,418
Pharmaceuticals ....................... 128,336,539 — — 128,336,539
Professional Services ................... 81,588,060 — — 81,588,060
Road & Rail .......................... 84,280,565 — — 84,280,565
Semiconductors & Semiconductor Equipment . 168,579,211 — — 168,579,211
Software ............................. 697,869,034 — 581,496 698,450,530
Technology Hardware, Storage & Peripherals . 189,889,969 — — 189,889,969
Textiles, Apparel & Luxury Goods .......... 26,923,725 — — 26,923,725
Convertible Preferred Stocks ............... — — 38,910,366 38,910,366
Preferred Stocks ........................ — — 42,477,360 42,477,360
Warrants .............................. — — 43,737 43,737
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 132,178,958 — — 132,178,958
Total Investments in Securities ........... $3,427,285,710 $— $190,795,831 $3,618,081,541
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 130,527,961 $ — $ — $ 130,527,961
Airlines .............................. 34,730,938 — — 34,730,938
Banks ............................... 69,644,669 — — 69,644,669
Biotechnology ......................... 201,778,157 — — 201,778,157
Building Products ...................... 23,561,982 — — 23,561,982
Capital Markets ........................ 91,825,372 — — 91,825,372
Communications Equipment .............. 26,450,670 — — 26,450,670
Construction & Engineering ............... 73,084,624 — — 73,084,624
Diversified Consumer Services ............ 10,731,123 — — 10,731,123
Electronic Equipment, Instruments &
Components ........................ 20,841,920 — — 20,841,920
Energy Equipment & Services ............. 33,231,532 — — 33,231,532
Equity Real Estate Investment Trusts (REITs) . 54,366,720 — — 54,366,720
Food & Staples Retailing ................. 47,304,360 — — 47,304,360
Food Products ........................ 101,966,798 — — 101,966,798
Health Care Equipment & Supplies ......... 162,733,655 — — 162,733,655
Health Care Providers & Services .......... 89,922,779 — — 89,922,779
Health Care Technology ................. 50,923,132 — — 50,923,132
Hotels, Restaurants & Leisure ............. 154,340,044 — — 154,340,044
Household Durables .................... 76,458,699 — — 76,458,699
Internet & Direct Marketing Retail .......... 3,576,413 — — 3,576,413
IT Services ........................... 138,499,246 — — 138,499,246
Life Sciences Tools & Services ............ 14,008,608 — — 14,008,608
Machinery ............................ 113,371,835 — — 113,371,835
Media ............................... 15,556,038 — — 15,556,038
Oil, Gas & Consumable Fuels ............. 34,833,090 — — 34,833,090
Personal Products ..................... 29,056,734 — — 29,056,734
Pharmaceuticals ....................... 64,451,891 — — 64,451,891
Professional Services ................... 22,857,490 — — 22,857,490
Semiconductors & Semiconductor Equipment . 107,534,643 — — 107,534,643
Software ............................. 207,099,313 — 340,894 207,440,207
Specialty Retail ........................ 125,092,559 — — 125,092,559
Textiles, Apparel & Luxury Goods .......... 35,774,260 — — 35,774,260
Trading Companies & Distributors .......... 83,832,955 — — 83,832,955
Convertible Preferred Stocks ............... — — 45,979,323 45,979,323
Preferred Stocks ........................ — — 21,241,989
a
21,241,989
Warrants .............................. — — 108,692 108,692
Convertible Bonds ....................... — — 382,198 382,198
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 101,500,101 — — 101,500,101
Total Investments in Securities ........... $2,551,470,311 $— $68,053,096 $2,619,523,407
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 59,821,464 — — 59,821,464
Airlines .............................. 46,507,851 — — 46,507,851
Banks ............................... 35,362,832 — — 35,362,832
Beverages ........................... 17,945,200 — — 17,945,200
Biotechnology ......................... 105,255,598 — — 105,255,598
Building Products ...................... 49,469,337 — — 49,469,337
Capital Markets ........................ 168,277,228 — — 168,277,228
Chemicals ........................... 2,602,791 — — 2,602,791
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Commercial Services & Supplies ........... $ 45,727,376 $ — $ — $ 45,727,376
Communications Equipment .............. 59,523,550 — — 59,523,550
Containers & Packaging ................. 55,878,673 — — 55,878,673
Electrical Equipment .................... 57,187,200 — — 57,187,200
Electronic Equipment, Instruments &
Components ........................ 116,680,082 — — 116,680,082
Entertainment ......................... 14,312,326 — — 14,312,326
Equity Real Estate Investment Trusts (REITs) . 91,791,968 — — 91,791,968
Food Products ........................ 10,310,355 — — 10,310,355
Health Care Equipment & Supplies ......... 215,264,898 — — 215,264,898
Health Care Providers & Services .......... 50,944,887 — — 50,944,887
Health Care Technology ................. 60,457,885 — — 60,457,885
Hotels, Restaurants & Leisure ............. 213,876,835 — — 213,876,835
Household Durables .................... 47,886,575 — — 47,886,575
Interactive Media & Services .............. 58,889,129 — — 58,889,129
IT Services ........................... 144,080,987 22,985,514 — 167,066,501
Leisure Products ....................... — — 49,139,327 49,139,327
Life Sciences Tools & Services ............ 155,972,820 — — 155,972,820
Machinery ............................ 53,501,110 — — 53,501,110
Oil, Gas & Consumable Fuels ............. 59,857,870 — — 59,857,870
Personal Products ..................... 29,756,692 — — 29,756,692
Pharmaceuticals ....................... 45,672,624 — — 45,672,624
Professional Services ................... 120,122,675 — — 120,122,675
Road & Rail .......................... 95,160,670 — — 95,160,670
Semiconductors & Semiconductor Equipment . 159,784,975 — — 159,784,975
Software ............................. 447,737,936 — — 447,737,936
Specialty Retail ........................ 201,527,104 — — 201,527,104
Textiles, Apparel & Luxury Goods .......... 91,302,200 — — 91,302,200
Trading Companies & Distributors .......... 66,352,257 — — 66,352,257
Convertible Preferred Stocks ............... — — 52,686,762 52,686,762
Preferred Stocks ........................ — — 1,060,834 1,060,834
Warrants .............................. — — 359,508 359,508
Senior Floating Rate Interests ............... — — 711,128 711,128
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 179,843,397 13,990,886 — 193,834,283
Total Investments in Securities ........... $3,434,647,357 $36,976,400
b
$103,957,559 $3,575,581,316
a
Includes financial instruments determined to have no value at October 31, 2022.
b
Includes foreign securities valued at $22,985,514, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ — $ 9,999,990 $ — $ — $ — $ — $ — $ — $ 9,999,990 $ —
Commercial Services &
Supplies ........ 6,164,029 4,986,169 — — — — — 13,762 11,163,960 13,762
Health Care Equipment
& Supplies ....... 14,889,942  —
c
 — — — — — 578,405 15,468,347 578,405
Hotels, Restaurants &
Leisure ......... 29,918,137 — (15,142,819) — — — — (14,775,318) — —
IT Services ........ 8,371,768 — — — — — — 14,644 8,386,412 14,644
Leisure Products .... 68,576,928 — — — — — — (4,812,765) 63,764,163 (4,812,765)
Software .......... 17,832,356 15,499,999 (12,004,812) — — — — (20,746,047) 581,496 (14,918,503)
Convertible Preferred
Stocks :
Software .......... 43,394,108 —
c
— — — — — (4,483,742) 38,910,366 (4,483,742)
Preferred Stocks :
Commercial Services &
Supplies ........ 9,587,680 — — — — — — (1,230,462) 8,357,218 (1,230,462)
Health Care Providers &
Services ........ 21,812,596 — — — — — — (6,373,348) 15,439,248 (6,373,348)
Software .......... 33,530,513 251,500 (15,499,999) — — — — 398,880 18,680,894 (14,476,495)
Warrants :
Software .......... —
c
—
c
— — — — — 43,737 43,737 43,737
Corporate Bonds :
Software .......... 301,800 — (251,500) — — — — (50,300) — —
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $254,379,857 $30,737,658 $(42,899,130) $— $— $— $— $(51,422,554) $190,795,831 $(45,64 4,767)
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants &
Leisure ......... 15,035,973 — (7,649,483) — — — — (7,386,490) — —
Software .......... — 10,000,000 — — — — — (9,659,106) 340,894 (9,659,106)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 12,627,000 — — — — — — (1,540,908) 11,086,092 (1,540,908)
Software .......... 33,213,053 —
c
— — — — — (5,210,205) 28,002,848 (5, 210 , 205 )
Specialty Retail ..... 11,377,470 — — — — — — (4,487,087) 6,890,383 (4,487,087)
Preferred Stocks :
Auto Components .... 8,860,467
c
— — — — — — (349,403) 8,511,064
c
(349,403)
Commercial Services &
Supplies ........ 9,567,885 — — — — — — (1,227,922) 8,339,963 (1,227,922)
Software .......... 5,054,447 624,999 (10,000,000) — — — — 8,711,516 4,390,962 (909,253)
Warrants :
Software .......... —
c
—
c
— — — — — 108,692 108,692 108,692
Convertible Bonds :
Software .......... — 382,198 — — — — — — 382,198 —
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small Cap Growth Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds :
Software .......... $ 750,000 $ — $ (625,000) $ — $ — $ — $ — $ (125,000) $ — $ —
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $96,486,295 $11,007,197 $(18,274,483) $— $— $— $— $(21,165,913) $68,053,096 $(23,275,192)
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... 52,848,244 — — — — — — (3,708,917) 49,139,327 (3,708,917)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 7,546,894 — — — — — — (920,968) 6,625,926 (920,968)
Semiconductors &
Semiconductor
Equipment ....... 6,044,404 — — — — — — (4,341,825) 1,702,579 (4,341,825)
Software .......... 48,448,409 7,099,996 —
c
— — — — (11,190,148) 44,358,257 (11,611,860)
Preferred Stocks :
Semiconductors &
Semiconductor
Equipment ....... 1,605,117 393,086 — — — — — (937,369) 1,060,834 (937,369)
Warrants :
Semiconductors &
Semiconductor
Equipment ....... — 44,2 39 — — — — — 1,593 45,832 1,593
Software .......... 67,020 5  (5) — — —  5 246,651 313,676 246,651
Corporate Bonds :
Software .......... 4,725,000 — (4,725,000) — — — — — — —
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 1,056,371 8 31 , 834 (1,197,576) — — (4,136) 46 24 , 589 711,128 (88,318)
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $122,341,459 $8,369,160 $(5,922,581) $— $— $(4,136) $51 $(20,826,394) $103,957,559 $(21,361,013)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks:
Health Care Equipment & Supplies. $15,468,347 Market comparables Discount for lack of marketability
8.4% Decrease
c
EV / EBITDA multiple 26.1x Increase
c
EV / revenue multiple 6.3x Increase
c
IT Services. . . . . . . . . . . . . . . . . .  8,386,412 Market comparables Discount for lack of marketability
18.8% Decrease
c
EV / revenue multiple 9.8x – 64.3x Increase
c
Leisure Products
............
63,764,163 Market comparables Discount for lack of
marketability
17.0% Decrease
d
EV / revenue multiple 5.7x Increase
d
Convertible Preferred Stocks:
Software. . . . . . . . . . . . . . . . . 38,910,366 Market comparables Discount for lack of marketability
13.4% – 17.7%
(15.2%)
Decrease
c
EV / revenue multiple 7.3x – 53.9x
(23.2x)
Increase
c
Volatility of peers 59.5% Decrease
Preferred Stocks:
Commercial Services & Supplies
.
8,357,218 Discounted cash flow Discount for lack of
marketability
12.6% Decrease
c
Discount rate 16.5% Decrease
Long term growth rate 5.0% Increase
Market comparables EV / revenue multiple 7.7x Increase
Volatility of peers 52.3% Increase
c
Health Care Providers & Services. 12,353,013 Discounted cash flow Discount for lack of marketability
9.3% Decrease
Discount rate 11.3% Decrease
c
Long term growth rate 5.0% Increase
c
Software
...................
18,366,330 Market comparables Discount for lack of
marketability
15.1% – 15.8%
(15.6%)
Decrease
c
EV / revenue multiple 7.5x – 16.2x
(13.7x)
Increase
c
Volatility of peers 53.3% Decrease
Volatility of peers 66.6% Increase
All Other Investments. . . . 25,189,982
e,f
Total. . . . . . . . . . . . . . . . . . $190,795,831
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Diversified Consumer Services. $11,086,092 Discounted cash flow Discount for lack of marketability
16.9% Decrease
c
Discount rate 19.0% Decrease
c
Long term growth rate 5.0% Increase
Volatility of peers 60.5% Decrease
Software. . . . . . . . . . . . . . . . . .  28,002,848 Market comparables Discount for lack of marketability
14.4% - 15.4%
(15.2%)
Decrease
c
EV / revenue multiple 5.6x - 28.3x
(11.6x)
Increase
c
Volatility of peers 54.3% Decrease
Specialty Retail
..............
6,890,383 Market comparables Discount for lack of
marketability
17.2% Decrease
c
EV / revenue multiple 1.6x - 2.1x Increase
c
Preferred Stocks:
Auto Components. . . . . . . . . . . . . 8,511,064 Market comparables Discount for lack of marketability
12.6% Decrease
c
EV / EBITDA multiple 21.9x Increase
c
Volatility of peers 43.6% Increase
Commercial Services & Supplies. . . 8,339,963 Discounted cash flow Discount for lack of marketability
12.6% Decrease
c
Discount rate 16.5% Decrease
Long term growth rate 5.0% Increase
Market comparables EV / revenue multiple 7.7x Increase
Volatility of peers 52.3% Increase
c
Software. . . . . . . . . . . . . . . . . . . . . 2,841,383 Market comparables Discount for lack of marketability
10.1% Decrease
EV / revenue multiple 0.9x - 2.0x Increase
c
Volatility of peers 34.8% Decrease
All Other Investments. . . . 2,381,363
e,f
Total. . . . . . . . . . . . . . . . . . $68,053,096
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In
January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
Leisure Products
............
$49,139,327 Market comparables Discount for lack of
marketability
17.0% Decrease
c
EV / revenue multiple 5.7x Increase
d
Convertible Preferred Stocks:
Diversified Consumer Services
..
6,625,926 Discounted cash flow Discount for lack of
marketability
16.9% Decrease
c
Discount rate 19.0% Decrease
c
Long term growth rate 5.0% Increase
Volatility of peers 60.5% Decrease
Software. . . . . . . . . . . . . . 42,698,381 Market comparables Discount for lack of marketability
13.4% – 14.4%
(13.7%)
Decrease
c
EV / revenue multiple 7.3x – 28.3x
(16.1x)
Increase
c
Option pricing model Discount for lack of
marketability
18.7% Decrease
c
Underlying equity
value
$610.5 mil Increase
c
Volatility of peers 59.4% Decrease
All Other Investments. . . . . . . . . 5,493,925
e,f
Total. . . . . . . . . . . . . . . . . . . . . . $103,957,559
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes financial instruments determined to have no value at October 31, 2022.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
PIK
Payment-In-Kind
13. New Accounting Pronouncements
(continued)

Franklin Strategic Series
Shareholder Information

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Semiannual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Strategic Series
Shareholder Information

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Semiannual Report
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS1 S 12/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
October 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended October 31, 2022, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment
and rising wages and personal consumption. U.S. gross
domestic product (GDP) contracted in 2022’s second quarter
due to declines in inventory and business investment but
grew in the third quarter as the trade deficit narrowed and
consumer spending continued to expand. Inflation increased
during the six-month period, influenced by pandemic-related
supply-chain issues, higher energy prices, Russia’s invasion of Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve (Fed)
raised the federal funds rate at every meeting during the six-
month reporting period, increasing it to a range of 3.00%–
3.25% by period-end. The Fed also stated its intention to
continue reducing its U.S. Treasury, government agency
debt and agency mortgage-backed securities holdings, and
anticipated future federal funds rate increases would be
appropriate. Shortly after the reporting period, the Fed raised the federal funds rate again by 0.75% at its November 2022
meeting, increasing it to a range of 3.75%–4.00%.
During the six-month period, investor concerns about
inflation, geopolitics and interest rates pressured stock
and bond valuations. In this environment, U.S. stocks, as
measured by the Standard & Poor’s
®
500 Index, posted a
-5.50% total return for the six-month period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
In addition, Franklin Strategic Series’ semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
All securities markets fluctuate, as do mutual fund share
prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of October
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Economic and Market Overview 3
Franklin Biotechnology Discovery Fund 4
Franklin Natural Resources Fund 11
Financial Highlights and Schedules of Investments 18
Financial Statements 33
Notes to Financial Statements 37
Shareholder Information 50
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500 Index, posted a -5.50% total return for the six months
ended October 31, 2022.
1
High inflation, rising interest rates
and geopolitical instability contributed to a sharp decline in equity prices, particularly as the period progressed. Although consumer spending continued to rise, deteriorating financial conditions negatively impacted consumer sentiment, which
improved slightly at the end of the period after falling in June
2022 to the lowest level in over 60 years.
Elevated inflation was a major concern for both consumers
and investors, as inflation accelerated in June 2022 to the
highest rate since 1981. Continued supply-chain disruptions, strong consumer demand, and volatile energy prices drove
inflation higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity
prices, although much of that increase abated by period-end.
The unemployment rate increased marginally from 3.6%
in April 2022 to 3.7% in October 2022 given more people
entering the labor market, although notable employment
gains occurred in the leisure and hospitality and health
care sectors. Wage growth remained strong throughout the
period, adding to some investors’ inflation concerns.
U.S. gross domestic product expanded in 2022’s third
quarter, recovering from two successive quarters of
contraction, amid a narrowing trade deficit and strong
consumer spending. Increased nonresidential fixed
investment and government spending also contributed to
the third-quarter economic growth. Rising interest rates
translated to higher borrowing costs for individuals and
businesses. Mortgage rates reached the highest level since
2007, and new home construction slowed toward period-end.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) continued to raise the federal funds target rate.
The Fed raised the federal funds rate at each of its four
meetings during the period to end at a range of 3.00%–
3.25%. The Fed noted in its September 2022 meeting that
inflation remained elevated amid robust job growth and low
unemployment. Furthermore, the Fed said it would continue
to reduce its bond holdings, and Fed Chair Jerome Powell
indicated that reducing inflation was likely to require a period of below-trend growth.
The foregoing information reflects our analysis and opinions as of October 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

4
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Semiannual Report
Franklin Biotechnology Discovery Fund
This semiannual report for Franklin Biotechnology Discovery
Fund covers the period ended October 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in securities of biotechnology companies and discovery
research firms located in the U.S. and other countries.
Performance Overview
The Fund’s Class A shares posted a +2.56% cumulative
total return for the six months under review. In comparison, the NASDAQ Biotechnology Index
®
, which tracks U.S.- and
international-based biotechnology stocks, posted a +9.61%
cumulative total return.
1
Also in comparison, the Standard
& Poor’s 500 Index (S&P 500
®
), which is a broad measure
of the U.S. stock market, posted a -5.50% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We are research-driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we choose companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation.
Also, in seeking sustainable growth characteristics, we look for companies that we believe can produce sustainable
earnings growth and cash flow growth or the potential
to generate income. We rely on a team of analysts to
help provide in-depth industry expertise and use both
qualitative and quantitative analysis to evaluate companies
for distinct and sustainable competitive advantages
likely to lead to growth in earnings and/or share price.
Competitive advantages, such as a particular product niche,
proven technology, sound financial position and strong
management, are all factors we believe may contribute to
strong growth potential.
Manager’s Discussion
During a difficult six-month stretch for global equities, the health care sector was an outlier to the upside, having
posted modest overall gains while eight out of 10 other major sector groups were trading substantially lower (with many
declining into bear market territory). Biotechnology and
pharmaceuticals industry stocks started to show resilience
during the late-summer selloff and posted overall gains
in September and October, though only biotechnology
advanced for the semiannual period as a whole. In contrast,
life sciences tools and services companies, along with other technology-oriented health care stocks, tracked the market
downdraft and generally shed value.
As their generally steeply discounted valuations appeared to offer good entry points for investors, biotechnology industry shares showed resilience amid the market volatility and
were no longer the prominent underperformers as they were
in late 2021 and the first four months of 2022. Investors
were still waiting to see if the industry’s technical rebound is supported by fundamentals as a higher number of drug
approvals, successes in clinical trials, acquisitions and a
positive regulatory backdrop could go a long way toward
restoring greater confidence, in our view. Although new drug approvals and new molecular entity approvals—an indicator
of innovation in drug research—have yet to pick up the pace, merger-and-acquisition (M&A) news flow was beginning to
increase with a mild uptick in announced deals.
Businesses globally, including biotechnology and
pharmaceuticals companies, grew more nervous about
overall economic conditions and prospects for 2023.
Business sentiment was struggling to break free from the
pandemic, with Russia’s invasion of Ukraine and historically
Portfolio Composition
10/31/22
% of Total
Net Assets
Biotechnology 78.5%
Pharmaceuticals 14.8%
Life Sciences Tools & Services 5.4%
Health Care Providers & Services 1.1%
Short-Term Investments & Other Net Assets 0.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
22
.

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elevated inflation adding to the general angst. The war
introduced some sector-specific disruptions, specifically
surrounding clinical trial recruitment, as a number of CROs
(contract research organizations) and trial sites in Ukraine were sources of patient recruitment in fields such as
psychiatry. Moreover, there are plenty of other geopolitical uncertainties, including China-induced tensions in Taiwan,
the ongoing conflict between the U.S. and Iran and an
increased sense of detachment between the U.S. and China.
Partially as a result, economists’ consensus expectations for the global economy through the end of 2022 slumped. On
the upside, the Omicron wave of the COVID-19 virus peaked
in many regions, particularly regarding hospitalizations,
while subsequent strains were proving to be much milder.
Meanwhile, many biotechnology and pharmaceuticals
(biopharma) companies continued to benefit from robust
drug development pipelines, while the industry was seeing
greater support from the return in demand for elective
procedures, drug sales, medical equipment and diagnostics,
as impacts on hospital utilization from the pandemic
generally subsided.
The Fund’s absolute gains during the six-month period
derived almost exclusively from its biotechnology industry
holdings, which represented about three quarters of the
overall portfolio. Their gains were countered by significant declines for the Fund’s much smaller allocations in the
pharmaceuticals, life sciences tools and services, and health care services industries.
Among our top contributors for the period were some of
the world’s largest biotechnology companies, including
Gilead Sciences, Biogen, Amgen, Vertex Pharmaceuticals
and Regeneron Pharmaceuticals. Although these large-
capitalization holdings were crucial to the Fund’s results, we also continued our longer-term focus on smaller companies
with strong drug development pipelines and the potential
to become acquisition targets by larger, more diversified
drugmakers. We did, however, maintain a positive parallel
view on large-cap biopharma companies due to several
factors, including consistent and moderate earnings growth,
innovation driven by strong research and development,
reasonable valuations, and significant M&A opportunities.
In our view, smaller companies with late-stage, clinically de-
risked pipeline assets and approved products were the most
likely candidates to be acquired by large pharmaceuticals
companies looking to boost their near-term revenues.
Among the smaller biotechnology companies that made
strides and appreciated solidly, the Fund benefited foremost from the rallies of Day One Biopharmaceuticals, Argenx,
Ascendis Pharma, IVERIC bio, Neurocrine Biosciences,
Prometheus Biosciences and Karuna Therapeutics. Within
this collection of key contributors, the share value of Day
One more than doubled during the period, while Prometheus
and Karuna nearly doubled. In particular, Day One, which
specializes in targeted cancer therapies, reported initial
interim data from its pivotal FIREFLY-1 trial for its pan-RAF kinase inhibitor tovorafenib for relapsed pediatric low-grade glioma (brain cancer). The results were very impressive and
well above consensus expectations in terms of response
rates and overall tumor reduction, which every patient in the clinical trial cohort experienced. While a longer follow-up is needed to better understand the durability of response to this highly active monotherapy, early indications suggest that the tumor reduction observed is durable and ongoing in most
patients.
European biotechnology company Argenx is a commercial-
stage mid-capitalization company with, in our view, a best-
in-class antibody discovery platform, a smart management
team, and a best-in-class drug (Vyvgart) with potential
applicability across multiple severe autoimmune diseases.
The company is now in the commercial stage and recently
reported positive developments on several fronts, including
the addition of new high-value pipeline programs.
Biopharmaceutical company Ascendis rallied as it
continued to advance its development pipeline of three
independent endocrinology rare disease product candidates
in clinical trials, while also advancing oncology as a
second therapeutic area of focus and expanding into new
therapeutic areas to address unmet patient needs. Ascendis
takes a distinct approach by utilizing its TransCon technology platform to extend the half-life of protein-based therapeutics.
We believe Ascendis’ three lead products are best-in-class
and represent blockbuster sales opportunities.
IVERIC bio, which specializes in therapies for retinal (eye)
diseases, saw its share price rise significantly after it
announced positive topline results from a late-stage clinical study evaluating Zimura in treating geographic atrophy,
which occurs in the advanced stage of age-related macular
degeneration. The experimental drug achieved a statistically significant level of improvement, compared to the control
group in the study, and its safety profile was also promising.
Zimura is IVERIC’s lead pipeline candidate, and the
company does not have any other products on the market.
Exclusivity was another factor in the rally, as there currently aren’t any approved drugs in the U.S. or Europe for treating patients with geographic atrophy.
Although nearly all of the Fund’s pharmaceuticals industry
holdings sold off, there were two distinct outliers to the
upside with Pliant Therapeutics and Revance Therapeutics.
During the six months under review, Pliant’s stock prices

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more than quadrupled. Pliant, which specializes in
developing novel therapies for fibrotic diseases, reported
surprisingly positive Phase 2a clinical trial data in idiopathic pulmonary fibrosis (a progressive and fatal lung disease) for its dual-integrin inhibitor PLN-74089. The treatment showed
encouraging preliminary efficacy measurements despite a
short treatment duration, and we found its safety profile to be clean with no treatment discontinuations due to adverse
reactions thus far. Studies are ongoing, with the next key
readout scheduled to arrive in the first quarter of 2023.
Conversely, the Fund’s pharmaceuticals holdings generally
fared poorly, with EyePoint Pharmaceuticals, Athira Pharma
(sold by period-end) and Jazz Pharmaceuticals topping the
list of key industry detractors. In particular, Athira Pharma lost most of its share value after its mid-stage clinical
trial failed to meaningfully help patients with moderate
Alzheimer’s. The company said that its medicine, called
fosgonimeton, was less effective than expected in the
context of the study because it was co-administered with
another drug that potentially interfered with it. Our much
larger investment in Jazz Pharmaceuticals (averaging
about 5% of the Fund’s total net assets) shed about one-
tenth of its value, but we still believe the company holds
promise for the future. Jazz focuses on neurology and
oncology medications, and it has a connection to novel
cannabis-based therapies via acquisition: Its US$7.2 billion purchase of GW Pharmaceuticals in May 2021 brought
with it cannabidiol-based Epidiolex, a drug used to treat
seizures caused by a variety of epileptic conditions, including
Lennox-Gastaut syndrome, Dravet syndrome and tuberous
sclerosis complex. Jazz is in the midst of an effort to
expand that label. It has started a Phase 3 trial of Epidiolex as a treatment for seizures connected with epilepsy with
myoclonic-atonic seizures. The company reported revenue
of US$932.9 million in the second quarter of 2022, up
24% year-over-year, and through the first half of 2022 its
revenue rose 28% to US$1.7 billion. Jazz is not a pure-play
medical cannabis company. It makes the sleep disorder
drugs Xyrem and Xywav, which account for more than half
of its sales. Jazz also sells cancer drugs Rylaze, Vyxeos
and Zepzelca. Jazz has been able to keep growing through
its own expanding product line, including 11 new approvals
and launches of therapies since 2015, plus its willingness to acquire therapies, as it did through the GW Pharmaceuticals
purchase. Management’s plan is for the company to
generate US$5 billion in annual revenue by 2025 and to
launch at least five new products by the end of the decade.
In the life sciences tools and services industry, all four
Fund holdings traded lower, including standout detractor
Illumina, which makes tools and consumables for gene
sequencing. Its sequencing devices are among the most
widely distributed in global hospitals and laboratories, and its ongoing years-long efforts to develop new technologies
place it at the cutting edge of the field, with few notable
competitors. However, the company has come under
some pressure as sales in one of its core markets have
decelerated substantially. The company makes three classes
of gene sequencers: low throughput, medium throughput
and high throughput. Its sales of low-throughput devices
are flat relative to a year ago. Additionally, legal issues have surfaced around its recent US$7.1 billion acquisition of Grail, a cancer diagnostics biotechnology company, which hit some
potential antitrust roadblocks with U.S. and EU regulators,
thereby prolonging the closing of the deal.
Most of the other key detractors reduced the Fund’s gains
in the biotechnology industry, namely Horizon Therapeutics,
Iovance Biotherapeutics, Insmed, Kezar Life Sciences and
VistaGen Therapeutics (sold by period-end). Horizon, which
was by far the largest detractor across the entire portfolio, reported disappointing second-quarter 2022 financial results.
Lower-than-expected sales and weaker sales-growth outlook
for Tepezza, a monoclonal antibody that treats thyroid
eye disease (also known as TED), was amongst the key
catalysts for the selloff. Despite this disappointment, we think the market reaction was disproportionate to Horizon’s future prospects, given the rest of its drug pipeline and our view
that Tepezza’s sales should rebound given the safety and
efficacy profile of the drug, bottlenecking of patients who are
Top 10 Holdings
10/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Vertex Pharmaceuticals, Inc. 7.3%
Biotechnology, United States
Amgen, Inc. 7.1%
Biotechnology, United States
Regeneron Pharmaceuticals, Inc. 6.3%
Biotechnology, United States
Gilead Sciences, Inc. 5.8%
Biotechnology, United States
Horizon Therapeutics plc 4.8%
Biotechnology, United States
Jazz Pharmaceuticals plc 4.7%
Pharmaceuticals, United States
Biogen, Inc. 4.6%
Biotechnology, United States
AstraZeneca plc 4.2%
Pharmaceuticals, United Kingdom
Ascendis Pharma A/S 4.1%
Biotechnology, Denmark
Illumina, Inc. 3.6%
Life Sciences Tools & Services, United States

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being treated by endocrinologists or ophthalmologists who
are less familiar with TED, and the availability of treatment options.
Cellular immunotherapy specialist Iovance’s share value
declined substantially following the release of disappointing results from a pivotal melanoma drug trial using tumor-
infiltrating lymphocytes, or TILs (a type of cell therapy that is designed to recognize and kill cancer cells). Iovance had previously reported strong results for metastatic melanoma
treatment lifileucel in mid-2021 when it generated an overall response rate of 36%. However, in May 2022, the company
reported a median duration of response (mDOR) of 10.4
months, which was substantially below what was observed
in its previous trial. The company attributed the difference to a more heavily pre-treated patient population in the
latest trial, which we believe is a plausible explanation,
but whether it will negatively impact commercial uptake
remains to be seen. Iovance remained optimistic about the
drug’s prospects, was ready to present it to regulators, and aimed to complete their rolling biologics license application
(BLA) submission for lifileucel to the U.S. Food and Drug
Administration (FDA) by the fourth quarter of 2022.
Despite its overall loss, top relative detractor Kezar Life
Sciences was a “bad news to good news” story as the period
unfolded. Kezar develops novel small molecule therapeutics
to treat autoimmune diseases and cancer. In general,
investors were avoiding development-stage biotechnology
firms while favoring commercial-stage companies with
revenues not tied to binary outcomes. As it pertained to
Kezar, a small Phase 2 clinical trial failed to show a material effect in a rare autoimmune disease. This failure was not
a core indication for the company’s drug candidate, but
it served to remind us that investors have become very
sensitive to clinical readouts in the current environment.
This event appeared to make some shareholders nervous
around the risk/reward prospects for an upcoming binary
Phase 2 readout of zetomipzomib (KZR-616) in lupus
nephritis (a potentially deadly autoimmune disorder
characterized by deteriorating kidney function); that update was eventually released in late June and triggered a huge
rally that recovered much of what Kezar had lost earlier in
the second quarter of 2022. Clinical data showed a high,
65% overall renal response among patients who reached the
end of treatment. Lupus nephritis is a potential blockbuster indication (greater than US$1 billion in annual sales) for
zetomipzomib—and a big potential boon for a clinical-stage
biotechnology firm with an approximately US$600 million
market cap.
Among all of the Fund’s major detractors, VistaGen fared
worst, shedding most of its equity value after management
announced unfavorable Phase 3 clinical trial results for
PH94B, a nasal spray for the acute treatment of social
anxiety disorder, which ultimately did not achieve its primary endpoint, as measured by changes from baseline using
the Subjective Units of Distress Scale (SUDS) compared to
placebo.
Thank you for your continued participation in Franklin
Biotechnology Discovery Fund. We look forward to serving
your future investment needs.
Evan McCulloch, CFA
Lead Portfolio Manager
Wendy Lam, Ph.D.
Akiva Felt
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2022
Franklin Biotechnology Discovery Fund
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +2.56% -3.08%
1-Year -21.35% -25.67%
5-Year +5.67% -0.03%
10-Year +144.69% +8.74%
Advisor
6-Month +2.70% +2.70%
1-Year -21.15% -21.15%
5-Year +7.00% +1.36%
10-Year +151.09% +9.64%
See page 9 for Performance Summary footnotes.

Franklin Biotechnology Discovery Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund is a non-diversified fund that concentrates in a single sector, which involves risks such as patent considerations, product liability, government regulatory requirements, and regulatory approval for new drugs and medical products. Biotechnol-
ogy companies often are small and/or relatively new. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
A 1.04%
Advisor 0.79%

Your Fund’s Expenses
Franklin Biotechnology Discovery Fund
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,025.60 $5.57 $1,019.71 $5.55 1.09%
C $1,000 $1,021.70 $9.38 $1,015.93 $9.35 1.84%
R6 $1,000 $1,027.70 $3.50 $1,021.75 $3.49 0.68%
Advisor $1,000 $1,027.00 $4.30 $1,020.96 $4.29 0.84%

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Franklin Natural Resources Fund
This semiannual report for Franklin Natural Resources Fund
covers the period ended October 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide high total return. Total return
consists of capital appreciation and current dividend and
interest income. Under normal market conditions, the Fund
invests at least 80% of its net assets in equity and debt
securities of companies that own, produce, refine, process,
transport or market natural resources, as well as those that provide related services.
Performance Overview
The Fund’s Class A shares posted a +5.48% cumulative
total return for the six months under review. In comparison, the Standard & Poor’s (S&P
®
) North American Natural
Resources Sector Index, which tracks companies involved
in industries such as mining, energy, timber and forestry
services, and the production of pulp and paper, posted
a +7.50% cumulative total return.
1
Also in comparison,
the Standard & Poor’s 500 Index (S&P 500), which is a
broad measure of the U.S. stock market, posted a -5.50%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track any index but rather undertake investments on
the basis of fundamental research. The Fund’s strategy,
which focuses on companies with higher long-term growth
potential, differs from the natural resources index’s large
weighting in income-oriented companies that we believe
typically provide more limited opportunities for growth.
This difference may occasionally lead to wide performance
discrepancies, especially in periods when investors
focus on short-term safety and yield or, conversely, when
investors focus more heavily on companies with stronger
growth prospects and greater commodity price leverage.
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 15 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We are research-driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we choose companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation.
Also, in seeking sustainable growth characteristics, we look for companies that we believe can produce sustainable
earnings growth and cash flow growth or the potential
to generate income. We rely on a team of analysts to
help provide in-depth industry expertise and use both
qualitative and quantitative analysis to evaluate companies
for distinct and sustainable competitive advantages
likely to lead to growth in earnings and/or share price.
Competitive advantages, such as a particular product niche,
proven technology, sound financial position and strong
management, are all factors we believe may contribute to
strong growth potential.
Sector Overview
Prices in the global commodities complex began the
six-month period under review on an upward track that
peaked around mid-June 2022. From there, key commodity
indexes began to lose steam and were largely rangebound
at lower levels from July through period-end. By the end of
September, the asset class had capped its first back-to-back quarterly losses since 2019 before rebounding slightly in
October. Investor sentiment continued to be buffeted by a
multitude of countervailing factors, with market volatility often reflecting opposing trends. With the world economy slowing
significantly under the weight of high inflation and monetary policy tightening, commodity and commodity-linked equity
investors began to express increased pessimism about
demand that was partially counterbalanced by support from
Geographic Composition
10/31/22
% of Total
Net Assets
North America 81.6%
Europe 9.3%
Australia & New Zealand 2.7%
Latin America & Caribbean 2.4%
Other 0.8%
Short-Term Investments & Other Net Assets 3.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
29
.

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ongoing supply constraints that remained largely intact. In this environment, prices for most major commodities came
down from multi-year—and even all-time—peaks and posted
double-digit percentage declines, including crude oil, natural gas, major crop products (wheat, corn, soybeans), and both
precious and industrial metals. In particular, international and
U.S. benchmark crude oil prices were down roughly 13%
and 17%, respectively, while U.S. natural gas futures fell by about 12%. All precious metals pulled back, including a 14%
drop in gold spot prices. Base metals also moved broadly
lower, including large declines for copper futures (down
nearly 24%) and iron ore (down close to 39%).
The International Monetary Fund (IMF) and other multilateral organizations made downward adjustments to their global
economic outlooks, which suggests weakening global growth
in the coming months could hinder demand for commodities,
even if a recession does not materialize. The IMF lowered
its 2023 estimate by 0.2 points to 2.7%—slower than the
3.2% growth expected this year and the 6.0% growth the
global economy produced in 2021. In particular, industrial
commodities such as iron ore and steel reflected near-term
demand weakness as construction activity waned, while
China’s factory and services activity signaled contraction
amid COVID-19 curbs and a crisis in the country’s property
market. Aside from China and central banks’ anti-inflation
campaigns, the war between Russia and Ukraine remained
a key driver for commodities as the Kremlin intensified its
attacks on vital infrastructure and backed out of the Black
Sea safe-corridor deal to allow grain exports from Ukraine,
which threatened to stoke additional food inflation as
the agreement was seen as critical for staving off global
shortages of wheat and corn.
Currency headwinds were notable as the U.S. dollar—
having rallied within a basket of other major currencies
since mid-2021—vaulted to two-decade highs, which made
commodities priced in the currency more expensive for
most buyers. Although the U.S. Dollar Index leveled off and
ultimately retreated slightly by October, it had already risen
16.6% year-to-date in 2022. Concerns remained that the
strong U.S. dollar has been weighing on the corporate profits of companies with sales overseas in addition to commodity
importing countries and those with dollar-denominated debt.
In what turned out to be a broad-based selloff across
global equity markets, energy sector shares were a distinct
outlier to the upside as related companies delivered record
earnings and profits. Materials sector stocks, however, were among the worst performers, having finished the period with
double-digit percentage losses (on average), which resulted
in a ninth place ranking among the 11 major equity sectors.
Manager’s Discussion
The Fund’s six-month gain modestly underperformed
its benchmark, the S&P North American Natural
Resources Sector Index, due in part to the Fund’s relative
underweighting and unfavorable stock selection in the
integrated oil and gas industry; overweighting and stock
selection among both diversified and copper-focused
miners; and an underweighting in the rallying E&P (oil and
gas exploration and production) industry. In the integrated
oil and gas industry, performance was specifically hindered
by lower exposures to U.S. energy majors Exxon Mobil and
Chevron, both of which represent large index weights and
underwent solid rallies. These were still among the Fund’s
largest individual contributors on an absolute, standalone
basis. Large-capitalization energy bellwethers such as Exxon
Mobil, Chevron and others posted their highest-ever profits, reaping the rewards from cost reductions and elevated
energy prices amid supply disruptions and rising demand.
While they have been increasing oil and natural gas supplies during this year’s challenges in global energy markets,
most have also been investing in new, low-carbon energy
business lines.
Nearly all of the Fund’s other key detractors were mining
companies that traded substantially lower following a
prolonged period of exceptional gains. These included off-
benchmark investments in Capstone Copper, Antofagasta
and Lundin Mining in the copper industry, as well as
off-benchmark diversified miners such as BHP Group,
Anglo American and Rio Tinto. The Fund also had a few
Portfolio Composition
10/31/22
% of Total
Net Assets
Oil & Gas Exploration & Production 20.5%
Integrated Oil & Gas 17.9%
Oil & Gas Equipment & Services 13.9%
Oil & Gas Storage & Transportation 7.2%
Oil & Gas Refining & Marketing 6.5%
Gold 5.3%
Copper 4.5%
Diversified Metals & Mining 3.6%
Industrial Gases 2.8%
Fertilizers & Agricultural Chemicals 1.9%
Electrical Components & Equipment 1.8%
Oil & Gas Drilling 1.6%
Specialty Chemicals 1.3%
Agricultural Products 1.2%
Other 6.8%
Short-Term Investments & Other Net Assets 3.2%

Franklin Natural Resources Fund
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Semiannual Report
underperformers in the gold industry, where an overweighted
stake in SSR Mining was the worst of a handful of
companies that suffered steep losses. In general, most
industrial and precious metals prices fell from their peaks in the initial aftermath of the Russian invasion of Ukraine. In retrospect, the Russian invasion did not significantly disrupt metal commodities production. Prices shot up largely due
to a general risk premium and concerns that logistical and
shipping avenues would be disrupted or severed. Once
it became clear that commodities could still move freely
and find alternative end markets, these risk premiums
dissipated. Metals commodities prices at period-end were
more in line with supply-and-demand fundamentals, which
were responding to ongoing economic stress and subdued
industrial activity globally, despite low supplies and the idling of many energy-intensive smelting operations.
Some of our smaller off-benchmark industry exposures also
fared poorly with double-digit percentage declines including diversified chemicals, where a solitary position in Huntsman shed about one-fifth of its equity value. Vale, in the iron ore industry, sustained similar losses.
On the upside, the Fund kept nearly double the index’s
exposure to oilfield services companies; this overweighting, as well as stock selection that resulted in a higher overall return versus the index, particularly after a strong rally in
October 2022, boosted relative performance more than any
other industry allocation. In particular, the Fund received
exceptionally strong returns on its substantially overweighted stake in key contributor TechnipFMC, while an off-benchmark
position in Nine Energy Service more than doubled in value
during the six months under review. Elsewhere in the energy
sector, the Fund’s returns relative to the benchmark index
were also strengthened by beneficial weighting decisions
amongst energy facility, pipeline and transport companies.
We kept less than one-fifth of the benchmark exposure
to North American oil and natural gas pipeline operator
Enbridge, which suffered an overall decline, and avoided
investing in Canada-focused Pembina Pipeline, which also
sold off substantially on the index. However, our lack of
exposure to liquid natural gas producer Cheniere Energy,
which benefited from rising European demand and rose
substantially on the index, limited further upside to relative results.
Elsewhere in the portfolio, the Fund suffered large overall
losses in the gold industry but benefited from underweighting as we avoided Franco-Nevada and several other gold miners
that posted substantial declines on the index. A similar
pattern tied to underweighting and avoidance emerged in
the consumer-focused paper packaging and metal and glass
containers industries, both of which sustained major losses.
In particular, the Fund was aided by an underweighting
in Ball in the metal and glass containers space, as the
company lost nearly two-fifths of its equity value.
Some of our off-benchmark renewable energy-linked
companies focused on solar, wind and geothermal energy
rallied and helped lift the Fund’s absolute and relative
returns as investment programs ramped up in various
countries and government initiatives continued to create a
fertile environment for investment in the new-energy space
and related infrastructure. Our key contributors in related
industries—FREYR Battery (next-generation lithium-ion
battery design and manufacturing) and Shoals Technologies
Group (electrical balance-of-systems provider for solar
energy projects)—cover a wide array of alternative-energy
grid solutions. Though the group has been contending with
an overhang of logistics bottlenecks and cost inflation, they are finding support from an alluring backdrop of large-scale government subsidies and spending initiatives in the U.S.
and other major economies. The U.S. Senate passed the
US$739 billion Inflation Reduction Act of 2022 containing
billions of dollars in funding for infrastructure, fuel cells and other clean energy, which helped ignite an outsized summer
rally in top contributor FREYR Battery. When it comes to
green credentials, Norway-based FREYR stands out among
its fuel-cell competitors as it is currently focused on building out customized battery “gigafactories” that will run on
renewable energy, including in the U.S.
Rising demand for electric vehicles (EVs) and power storage
units that require lithium-based batteries supported a major rally in key contributor Albemarle, one of our off-index
positions in the specialty chemicals industry. The underlying
Top 10 Holdings
10/31/22
Company
Industry , Country
% of Total
Net Assets
a a
ConocoPhillips 5.0%
Oil, Gas & Consumable Fuels, United States
Exxon Mobil Corp. 4.6%
Oil, Gas & Consumable Fuels, United States
Chevron Corp. 4.5%
Oil, Gas & Consumable Fuels, United States
EOG Resources, Inc. 3.4%
Oil, Gas & Consumable Fuels, United States
Shell plc 3.2%
Oil, Gas & Consumable Fuels, Netherlands
Schlumberger NV 3.2%
Energy Equipment & Services, United States
Canadian Natural Resources Ltd. 2.7%
Oil, Gas & Consumable Fuels, Canada
Marathon Petroleum Corp. 2.4%
Oil, Gas & Consumable Fuels, United States
Pioneer Natural Resources Co. 2.4%
Oil, Gas & Consumable Fuels, United States
Valero Energy Corp. 2.1%
Oil, Gas & Consumable Fuels, United States

Franklin Natural Resources Fund
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Semiannual Report
driver has been the massive move up in lithium prices.
Albemarle’s recent quarterly earnings and profit margins
have topped consensus estimates by a wide margin,
which encouraged management to raise its full-year 2022
guidance. The company stood to continue to benefit from a
very strong longer-term pricing cycle in lithium. In our view, lithium remains the most critical element for the proliferation of EVs, but insufficient supply additions are likely to keep the market tight for much of the decade, thereby fostering
a period of extended margin strength, with pricing well
above the theoretical cost-curve to incentivize new capacity.
Albemarle is extremely well positioned given their leading
25–30% market share, top quartile producing assets, rich
set of resource development opportunities, and breadth of
downstream conversion technologies.
The Fund also kept a small exposure to the industrial
machinery industry with its off-benchmark position in
Xylem, which is engaged in the design manufacturing
and application of highly engineered technologies for the
water industry. Xylem stock rallied solidly during the period and the company is expected to benefit as funds from the
Infrastructure Act (passed in late 2021) are dispersed.
Elsewhere in the portfolio, relative returns in the integrated oil and gas industry were buoyed by a rally in Europe-based
conglomerate TotalEnergies, which is not tracked by the
Fund’s benchmark index. In general, the larger multinational energy conglomerates displayed their typical resilience
during a commodity-price correction, and they were
further supported by attractive dividend yields, and robust
balance sheets that have allowed for the implementation of
aggressive share repurchase plans.
Thank you for your continued participation in Franklin Natural
Resources Fund. We look forward to serving your future
investment needs.
Frederick G. Fromm, CFA
Lead Portfolio Manager
Matthew Adams, CFA
Stephen M. Land, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2022
Franklin Natural Resources Fund
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +5.48% -0.31%
1-Year +25.39% +18.49%
5-Year +24.43% +3.29%
10-Year -2.46% -0.81%
Advisor
6-Month +5.66% +5.66%
1-Year +25.74% +25.74%
5-Year +26.05% +4.74%
10-Year +0.20% +0.02%
See page 16 for Performance Summary footnotes.

Franklin Natural Resources Fund
Performance Summary
16
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Investing in a fund concentrating in the natural resources sector involves special risks, includ-
ing increased susceptibility to adverse economic and regulatory developments affecting the sector. Growth stock prices may fall dramatically if the company fails to meet projections of earnings or revenue; their prices may be more volatile than other securities, particularly over the short term. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
A 1.10%
Advisor 0.85%

Your Fund’s Expenses
Franklin Natural Resources Fund
17
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,054.80 $5.14 $1,020.20 $5.05 0.99%
C $1,000 $1,051.00 $9.00 $1,016.43 $8.85 1.74%
R6 $1,000 $1,057.30 $3.09 $ 1,022.20 $3.04 0.60%
Advisor $1,000 $1,056.60 $3.84 $1,021.47 $3.78 0.74%

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
.
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $101.90 $163.50 $150.48 $138.85 $146.14 $147.22
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.29) (0.75) (0.99) (0.69) (0.99) (0.80)
Net realized and unrealized gains (losses) 2.87 (43.17) 38.85 26.48 (1.75) 3.32
Total from investment operations ........ 2.58 (43.92) 37.86 25.79 (2.74) 2.52
Less distributions from:
Net investment income .............. — (1.01) — — — —
Net realized gains ................. — (16.67) (24.84) (14.16) (4.55) (3.60)
Total distributions ................... — (17.68) (24.84) (14.16) (4.55) (3.60)
Net asset value, end of period .......... $104.48 $101.90 $163.50 $150.48 $138.85 $146.14
Total return
c
....................... 2.56% (28.56)% 24.26% 18.52% (1.60)% 1.69%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.10% 1.04% 0.98% 1.03% 1.02% 1.05%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.09% 1.04%
f
0.97% 1.01% 1.00% 1.03%
Net investment (loss) ................ (0.57)% (0.54)% (0.58)% (0.49)% (0.67)% (0.53)%
Supplemental data
Net assets, end of period (000’s) ........ $681,999 $705,915 $1,160,451 $960,305 $924,611 $1,081,883
Portfolio turnover rate ................ 8.37% 26.25% 47.30% 32.92% 28.62% 26.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $94.59 $152.95 $143.00 $133.51 $141.75 $143.98
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.62) (1.51) (2.16) (1.70) (2.03) (1.90)
Net realized and unrealized gains (losses) 2.64 (40.18) 36.95 25.35 (1.66) 3.27
Total from investment operations ........ 2.02 (41.69) 34.79 23.65 (3.69) 1.37
Less distributions from:
Net realized gains ................. — (16.67) (24.84) (14.16) (4.55) (3.60)
Net asset value, end of period .......... $96.61 $94.59 $152.95 $143.00 $133.51 $141.75
Total return
c
....................... 2.17% (29.00)% 23.33% 17.62% (2.33)% 0.93%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.85% 1.66% 1.73% 1.78% 1.77% 1.80%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.84% 1.66%
f
1.72% 1.76% 1.75% 1.78%
Net investment (loss) ................ (1.32)% (1.16)% (1.32)% (1.24)% (1.42)% (1.28)%
Supplemental data
Net assets, end of period (000’s) ........ $30,861 $33,905 $64,801 $48,363 $46,508 $58,433
Portfolio turnover rate ................ 8.37% 26.25% 47.30% 32.92% 28.62% 26.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $108.06 $172.21 $156.99 $143.83 $150.65 $151.03
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.09) (0.23) (0.45) (0.18) (0.46) (0.17)
Net realized and unrealized gains (losses) 3.05 (45.64) 40.51 27.50 (1.81) 3.39
Total from investment operations ........ 2.96 (45.87) 40.06 27.32 (2.27) 3.22
Less distributions from:
Net investment income .............. — (1.61) — — — —
Net realized gains ................. — (16.67) (24.84) (14.16) (4.55) (3.60)
Total distributions ................... — (18.28) (24.84) (14.16) (4.55) (3.60)
Net asset value, end of period .......... $111.02 $108.06 $172.21 $156.99 $143.83 $150.65
Total return
c
....................... 2.77% (28.29)% 24.67% 18.95% (1.24)% 2.11%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.74% 0.71% 0.74% 0.70% 0.65%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.68% 0.66% 0.64% 0.64% 0.63% 0.61%
Net investment (loss) ................ (0.17)% (0.16)% (0.25)% (0.12)% (0.30)% (0.11)%
Supplemental data
Net assets, end of period (000’s) ........ $9,430 $9,614 $16,721 $9,484 $6,164 $8,307
Portfolio turnover rate ................ 8.37% 26.25% 47.30% 32.92% 28.62% 26.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $106.46 $169.95 $155.30 $142.56 $149.54 $150.20
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.17) (0.42) (0.59) (0.34) (0.63) (0.45)
Net realized and unrealized gains (losses) 3.00 (44.99) 40.08 27.24 (1.80) 3.39
Total from investment operations ........ 2.83 (45.41) 39.49 26.90 (2.43) 2.94
Less distributions from:
Net investment income .............. — (1.41) — — — —
Net realized gains ................. — (16.67) (24.84) (14.16) (4.55) (3.60)
Total distributions ................... — (18.08) (24.84) (14.16) (4.55) (3.60)
Net asset value, end of period .......... $109.29 $106.46 $169.95 $155.30 $142.56 $149.54
Total return
c
....................... 2.70% (28.39)% 24.56% 18.82% (1.36)% 1.94%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.85% 0.79% 0.73% 0.78% 0.77% 0.80%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.84% 0.79%
f
0.72% 0.76% 0.75% 0.78%
Net investment (loss) ................ (0.32)% (0.29)% (0.33)% (0.24)% (0.42)% (0.28)%
Supplemental data
Net assets, end of period (000’s) ........ $109,701 $110,726 $206,375 $159,348 $153,874 $180,219
Portfolio turnover rate ................ 8.37% 26.25% 47.30% 32.92% 28.62% 26.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2022
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Biotechnology 78.1%
a
Albireo Pharma, Inc. ................................... United States 301,243 $ 6,181,506
a
Alector , Inc. .......................................... United States 303,345 2,790,774
Amgen, Inc. ......................................... United States 219,160 59,249,906
a
Applied Molecular Transport, Inc. ......................... United States 138,000 111,283
a,b
Applied Therapeutics, Inc. ............................... United States 1,575,654 1,219,556
a
Arcutis Biotherapeutics , Inc. ............................. United States 141,456 2,500,942
a
Argenx SE, ADR ...................................... Netherlands 58,158 22,561,233
a
Ascendis Pharma A/S, ADR ............................. Denmark 298,600 34,339,000
a,c
BELLUS Health, Inc. ................................... Canada 587,700 5,442,102
a,b
Benitec Biopharma, Inc. ................................ Australia 6,203,064 1,087,397
a
Biogen, Inc. ......................................... United States 133,875 37,945,530
a
BioMarin Pharmaceutical, Inc. ............................ United States 142,456 12,340,963
a
Candel Therapeutics, Inc. ............................... United States 400,800 777,552
a
Centessa Pharmaceuticals plc, ADR ....................... United States 278,993 1,107,602
a
CRISPR Therapeutics AG ............................... Switzerland 106,514 5,574,943
a
Cullinan Oncology, Inc. ................................. United States 113,700 1,494,018
a
Cytokinetics, Inc. ...................................... United States 254,100 11,094,006
a
Day One Biopharmaceuticals, Inc. ......................... United States 546,133 11,545,252
a
Dyne Therapeutics, Inc. ................................ United States 355,434 4,051,948
a
Equillium , Inc. ........................................ United States 294,800 548,328
Gilead Sciences, Inc. .................................. United States 614,827 48,239,327
a
Harpoon Therapeutics, Inc. .............................. United States 445,299 406,914
a
Heron Therapeutics, Inc. ................................ United States 1,739,677 6,697,757
a,c
HilleVax , Inc. ......................................... United States 423,056 9,044,937
a
Horizon Therapeutics plc ................................ United States 634,271 39,527,769
a
Insmed , Inc. ......................................... United States 780,500 13,518,260
a
Iovance Biotherapeutics , Inc. ............................. United States 1,395,901 13,037,715
a
IVERIC bio, Inc. ...................................... United States 553,598 13,242,064
a
Karuna Therapeutics, Inc. ............................... United States 38,051 8,346,106
a
Keros Therapeutics, Inc. ................................ United States 153,551 7,729,757
a
Kezar Life Sciences, Inc. ................................ United States 449,150 3,375,362
a
Kura Oncology, Inc. .................................... United States 140,092 2,174,228
a
Legend Biotech Corp., ADR ............................. United States 159,125 7,927,608
a
Merus NV ........................................... Netherlands 404,226 8,286,633
a
Mirati Therapeutics, Inc. ................................ United States 319,821 21,530,350
a
Mirum Pharmaceuticals, Inc. ............................. United States 130,600 2,945,030
a
Moderna , Inc. ........................................ United States 97,615 14,674,463
a
Neurocrine Biosciences, Inc. ............................. United States 177,673 20,453,716
a,c
Novavax , Inc. ........................................ United States 59,882 1,333,572
a
Pardes Biosciences, Inc. ................................ United States 74,431 89,317
a
Prometheus Biosciences, Inc. ............................ United States 178,787 9,389,893
a
PTC Therapeutics, Inc. ................................. United States 667,774 25,255,213
a
Regeneron Pharmaceuticals, Inc. ......................... United States 69,833 52,287,459
a
Reneo Pharmaceuticals, Inc. ............................. United States 158,423 557,649
a
Rocket Pharmaceuticals, Inc. ............................ United States 217,526 4,059,035
a
Sage Therapeutics, Inc. ................................ United States 101,070 3,806,296
a
Seagen , Inc. ......................................... United States 150,140 19,091,803
a
Sutro Biopharma, Inc. .................................. United States 916,889 6,720,796
a,c
Taysha Gene Therapies, Inc. ............................. United States 304,256 523,320
a
Ultragenyx Pharmaceutical, Inc. .......................... United States 60,696 2,455,760
a
Vertex Pharmaceuticals, Inc. ............................. United States 194,907 60,810,984
649,502,934
Health Care Providers & Services 1.0%
a
Guardant Health, Inc. .................................. United States 173,066 8,566,767
Life Sciences Tools & Services 5.4%
a
Avantor , Inc. ......................................... United States 65,600 1,323,152

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Illumina, Inc. ......................................... United States 129,900 $ 29,723,718
Thermo Fisher Scientific, Inc. ............................ United States 26,900 13,825,793
44,872,663
Pharmaceuticals 14.8%
AstraZeneca plc, ADR .................................. United Kingdom 587,357 34,542,465
a
Catalent , Inc. ........................................ United States 22,700 1,492,071
a,c
DICE Therapeutics, Inc. ................................ United States 108,800 3,863,488
a
EyePoint Pharmaceuticals, Inc. ........................... United States 1,172,900 6,333,660
a
Intra-Cellular Therapies, Inc. ............................. United States 461,126 21,059,624
a
Jazz Pharmaceuticals plc ............................... United States 273,563 39,335,624
a
Marinus Pharmaceuticals, Inc. ............................ United States 149,200 857,900
a
Pliant Therapeutics, Inc. ................................ United States 300,500 7,473,435
a
Revance Therapeutics, Inc. .............................. United States 376,766 8,405,650
123,363,917
Total Common Stocks (Cost $602,141,855) .....................................
826,306,281
Preferred Stocks 0.2%
Biotechnology 0.1%
a,d,e
Pipeline Therapeutics, Inc., C ............................ United States 779,505 888,848
a
Health Care Providers & Services 0.1%
a,b,d,e
Artiva Biotherapeutics , Inc., B ............................ United States 189,499 943,577
a
Total Preferred Stocks (Cost $4,173,484) .......................................
1,832,425
Warrants
Warrants 0.3%
Biotechnology 0.3%
a,b
Applied Therapeutics, Inc., 6/27/27 ........................ United States 814,000 629,955
a,b,d
Applied Therapeutics, Inc., 6/27/27 ........................ United States 1,628,100 743,631
a,b,d
Benitec Biopharma, Inc., II, 9/14/27 ........................ Australia 7,019,473 443,203
1,816,789
Pharmaceuticals 0.0%
†
a
Nuvation Bio, Inc., 7/07/27 .............................. United States 115,266 22,627
Total Warrants (Cost $814,621) ................................................
1,839,416
Shares
Escrows and Litigation Trusts 0.0%
a,d
Sanofi SA, Escrow Account .............................. France 2,333,755 —
Total Escrows and Litigation Trusts (Cost $9,747) ...............................
—
Total Long Term Investments (Cost $607,139,707) ...............................
829,978,122
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 3,618,369 3,618,369
Total Money Market Funds (Cost $3,618,369) ...................................
3,618,369

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 1,645,260 $ 1,645,260
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,645,260) ............................................................
1,645,260
Total Short Term Investments (Cost $5,263,629 ) .................................
5,263,629
a
Total Investments (Cost $612,403,336) 100.4% ..................................
$835,241,751
Other Assets, less Liabilities (0.4)% ...........................................
(3,250,636)
Net Assets 100.0% ...........................................................
$831,991,115
See A bbreviations on page 49 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 10 regarding holdings of 5% voting securities.
c
A portion or all of the security is on loan at October 31, 2022. See Note 1(c).
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 9 regarding restricted securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.01 $20.02 $13.60 $23.58 $27.96 $25.11
Income from investment operations
a
:
Net investment income
b
............. 0.37 0.50 0.28 0.34 0.31 0.39
c
Net realized and unrealized gains (losses) 1.11 6.77 6.54 (9.96) (4.20) 2.77
Total from investment operations ........ 1.48 7.27 6.82 (9.62) (3.89) 3.16
Less distributions from:
Net investment income .............. — (0.28) (0.40) (0.36) (0.49) (0.31)
Net asset value, end of period .......... $28.49 $27.01 $20.02 $13.60 $23.58 $27.96
Total return
d
....................... 5.48% 36.63% 50.55% (41.30)% (13.69)% 12.74%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.00% 1.10% 1.24% 1.17% 1.03% 1.13%
Expenses net of waiver and payments by
affiliates .......................... 0.99%
f
1.10%
g
1.24%
f,g
1.17%
f,g
1.03%
f,g
1.13%
f,g
Net investment income ............... 2.75% 2.17% 1.71% 1.75% 1.21% 1.56%
c
Supplemental data
Net assets, end of period (000’s) ........ $316,163 $289,403 $176,127 $123,467 $247,362 $344,695
Portfolio turnover rate ................ 9.57% 27.45% 49.23% 25.60% 29.83% 29.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.91%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.45 $19.58 $13.25 $22.82 $27.17 $24.28
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.32 0.15 0.19 0.11 0.20
c
Net realized and unrealized gains (losses) 1.09 6.63 6.38 (9.70) (4.07) 2.69
Total from investment operations ........ 1.35 6.95 6.53 (9.51) (3.96) 2.89
Less distributions from:
Net investment income .............. — (0.08) (0.20) (0.06) (0.39) —
Net asset value, end of period .......... $27.80 $26.45 $19.58 $13.25 $22.82 $27.17
Total return
d
....................... 5.10% 35.59% 49.42% (41.71)% (14.37)% 11.90%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.75% 1.86% 1.99% 1.92% 1.78% 1.88%
Expenses net of waiver and payments by
affiliates .......................... 1.74%
f
1.86%
g
1.99%
f,g
1.92%
f,g
1.78%
f,g
1.88%
f,g
Net investment income ............... 2.01% 1.41% 0.93% 1.00% 0.46% 0.81%
c
Supplemental data
Net assets, end of period (000’s) ........ $31,947 $30,427 $27,753 $23,391 $49,620 $83,814
Portfolio turnover rate ................ 9.57% 27.45% 49.23% 25.60% 29.83% 29.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.16%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.17 $21.58 $14.63 $25.22 $29.79 $26.87
Income from investment operations
a
:
Net investment income
b
............. 0.45 0.64 0.39 0.54 0.45 0.57
c
Net realized and unrealized gains (losses) 1.22 7.31 7.05 (10.76) (4.49) 2.95
Total from investment operations ........ 1.67 7.95 7.44 (10.22) (4.04) 3.52
Less distributions from:
Net investment income .............. — (0.36) (0.49) (0.37) (0.53) (0.60)
Net asset value, end of period .......... $30.84 $29.17 $21.58 $14.63 $25.22 $29.79
Total return
d
....................... 5.73% 37.24% 51.43% (41.02)% (13.31)% 13.37%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.80% 0.89% 0.72% 0.62% 0.64%
Expenses net of waiver and payments by
affiliates .......................... 0.60%
f
0.65% 0.72%
f
0.66%
f
0.59%
f
0.57%
f
Net investment income ............... 3.13% 2.53% 2.22% 2.26% 1.65% 2.12%
c
Supplemental data
Net assets, end of period (000’s) ........ $5,996 $4,943 $1,722 $839 $15,627 $15,866
Portfolio turnover rate ................ 9.57% 27.45% 49.23% 25.60% 29.83% 29.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.47%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.97 $21.44 $14.54 $25.20 $29.80 $26.81
Income from investment operations
a
:
Net investment income
b
............. 0.43 0.60 0.33 0.41 0.40 0.49
c
Net realized and unrealized gains (losses) 1.21 7.24 7.01 (10.64) (4.49) 2.95
Total from investment operations ........ 1.64 7.84 7.34 (10.23) (4.09) 3.44
Less distributions from:
Net investment income .............. — (0.31) (0.44) (0.43) (0.51) (0.45)
Net asset value, end of period .......... $30.61 $28.97 $21.44 $14.54 $25.20 $29.80
Total return
d
....................... 5.66% 36.93% 50.95% (41.15)% (13.50)% 13.04%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.75% 0.85% 1.00% 0.92% 0.78% 0.88%
Expenses net of waiver and payments by
affiliates .......................... 0.74%
f
0.85%
g
1.00%
f,g
0.92%
f,g
0.78%
f,g
0.88%
f,g
Net investment income ............... 2.99% 2.39% 1.93% 2.00% 1.46% 1.81%
c
Supplemental data
Net assets, end of period (000’s) ........ $93,007 $87,707 $39,562 $28,334 $62,639 $78,443
Portfolio turnover rate ................ 9.57% 27.45% 49.23% 25.60% 29.83% 29.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.16%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2022
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country Shares a Value
a
Common Stocks 96.3%
Agricultural Products 1.2%
Bunge Ltd. .......................................... United States 33,600 $ 3,316,320
a
Darling Ingredients, Inc. ................................ United States 28,300 2,220,984
5,537,304
Construction Machinery & Heavy Trucks 0.6%
a
Proterra , Inc. ......................................... United States 425,900 2,657,616
a
Construction Materials 0.7%
Martin Marietta Materials, Inc. ............................ United States 8,700 2,923,026
Copper 4.5%
Antofagasta plc ....................................... Chile 226,500 3,052,183
a
Capstone Copper Corp. ................................ Canada 958,500 2,223,180
a
ERO Copper Corp. .................................... Brazil 277,500 3,159,149
First Quantum Minerals Ltd. ............................. Zambia 53,200 938,341
Freeport-McMoRan, Inc. ................................ United States 269,300 8,534,117
a
Imperial Metals Corp. .................................. Canada 122,760 218,957
Lundin Mining Corp. ................................... Chile 319,000 1,671,800
19,797,727
Diversified Chemicals 0.7%
Huntsman Corp. ...................................... United States 124,500 3,331,620
Diversified Metals & Mining 3.6%
29Metals Ltd. ........................................ Australia 1,174,800 1,390,960
a
Aclara Resources, Inc. ................................. United Kingdom 489,200 98,745
a,b
Aclara Resources, Inc., 144A ............................ United Kingdom 510,754 103,095
Anglo American plc .................................... South Africa 81,600 2,444,264
BHP Group Ltd., ADR .................................. Australia 115,900 5,542,338
Glencore plc ......................................... Australia 364,400 2,089,132
Rio Tinto plc, ADR ..................................... Australia 54,000 2,880,900
Teck Resources Ltd., B ................................. Canada 76,400 2,325,616
16,875,050
Electrical Components & Equipment 1.8%
a
Fluence Energy, Inc. ................................... United States 80,700 1,204,851
a
FREYR Battery SA .................................... Norway 257,200 3,423,332
a
SES AI Corp. ........................................ United States 285,900 1,718,259
a
Shoals Technologies Group, Inc., A ........................ United States 69,000 1,594,590
7,941,032
Environmental & Facilities Services 0.3%
a
Li-Cycle Holdings Corp. ................................. Canada 248,500 1,481,060
a
Fertilizers & Agricultural Chemicals 1.9%
Corteva , Inc. ......................................... United States 69,500 4,541,130
Nutrien Ltd. .......................................... Canada 48,600 4,106,700
8,647,830
Gold 5.3%
Agnico Eagle Mines Ltd. ................................ Canada 106,600 4,689,179
Alamos Gold, Inc., A ................................... Canada 402,900 3,179,077
Barrick Gold Corp. .................................... Canada 347,091 5,216,778
Newmont Corp. ....................................... United States 152,200 6,441,104
SSR Mining, Inc. ...................................... Canada 279,400 3,855,720
23,381,858

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares a Value
a
Common Stocks
(continued)
Heavy Electrical Equipment 0.3%
a
TPI Composites, Inc. ................................... United States 131,900 $ 1,313,724
a
Industrial Gases 2.8%
Air Products and Chemicals, Inc. .......................... United States 24,500 6,134,800
Linde plc ............................................ United Kingdom 20,400 6,065,940
12,200,740
Industrial Machinery 0.9%
Xylem, Inc. .......................................... United States 40,300 4,127,929
Integrated Oil & Gas 17.7%
Chevron Corp. ....................................... United States 110,700 20,025,630
Exxon Mobil Corp. ..................................... United States 187,300 20,754,713
Occidental Petroleum Corp. ............................. United States 92,800 6,737,280
Shell plc, ADR ........................................ Netherlands 257,500 14,324,725
Suncor Energy, Inc. .................................... Canada 260,500 8,959,946
TotalEnergies SE, ADR ................................. France 151,110 8,276,295
79,078,589
Marine 0.3%
Eneti , Inc. ........................................... United States 155,500 1,278,210
Metal & Glass Containers 0.8%
Ball Corp. ........................................... United States 43,900 2,168,221
Crown Holdings, Inc. ................................... United States 20,000 1,371,800
3,540,021
Oil & Gas Drilling 1.6%
Helmerich & Payne, Inc. ................................ United States 69,800 3,455,798
Patterson-UTI Energy, Inc. .............................. United States 216,800 3,826,520
7,282,318
Oil & Gas Equipment & Services 13.6%
Baker Hughes Co. ..................................... United States 225,800 6,245,628
Cactus, Inc., A ........................................ United States 44,300 2,291,196
ChampionX Corp. ..................................... United States 142,300 4,072,626
Halliburton Co. ....................................... United States 182,900 6,661,218
a
Liberty Energy, Inc., A .................................. United States 253,200 4,281,612
a
NexTier Oilfield Solutions, Inc. ............................ United States 339,400 3,421,152
a
Nine Energy Service, Inc. ............................... United States 301,792 1,768,501
a
Oceaneering International, Inc. ........................... United States 214,000 2,993,860
a
Oil States International, Inc. ............................. United States 344,100 2,226,327
a
Ranger Energy Services, Inc. ............................ United States 335,595 3,523,748
Schlumberger NV ..................................... United States 273,700 14,240,611
Schoeller-Bleckmann Oilfield Equipment AG ................. Austria 17,600 968,218
a
Select Energy Services, Inc., A ........................... United States 298,000 2,875,700
c
Technip Energies NV ................................... France 40,899 527,982
a
TechnipFMC plc ...................................... United Kingdom 431,000 4,564,290
60,662,669
Oil & Gas Exploration & Production 20.5%
Aker BP ASA ......................................... Norway 108,100 3,433,977
Canadian Natural Resources Ltd. ......................... Canada 200,900 12,048,986
ConocoPhillips ....................................... United States 178,300 22,481,847
Coterra Energy, Inc. ................................... United States 269,700 8,395,761
Devon Energy Corp. ................................... United States 100,500 7,773,675
EOG Resources, Inc. .................................. United States 111,700 15,249,284
EQT Corp. .......................................... United States 54,700 2,288,648

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Exploration & Production (continued)
Hess Corp. .......................................... United States 58,600 $ 8,267,288
PDC Energy, Inc. ..................................... United States 18,100 1,305,734
Pioneer Natural Resources Co. ........................... United States 41,601 10,666,912
91,912,112
Oil & Gas Refining & Marketing 6.5%
Marathon Petroleum Corp. .............................. United States 95,200 10,816,624
Phillips 66 ........................................... United States 84,200 8,781,218
Valero Energy Corp. ................................... United States 74,100 9,303,255
28,901,097
Oil & Gas Storage & Transportation 7.2%
Enbridge, Inc. ........................................ Canada 71,000 2,765,450
Kinder Morgan, Inc. .................................... United States 393,700 7,133,844
New Fortress Energy, Inc. ............................... United States 45,800 2,522,206
Targa Resources Corp. ................................. United States 65,600 4,485,072
TC Energy Corp. ...................................... Canada 172,100 7,558,632
Williams Cos., Inc. (The) ................................ United States 236,600 7,743,918
32,209,122
Paper Packaging 0.3%
Packaging Corp. of America ............................. United States 12,800 1,538,688
Semiconductor Equipment 0.4%
a
SolarEdge Technologies, Inc. ............................ United States 8,100 1,863,243
a
Specialty Chemicals 1.3%
Albemarle Corp. ...................................... United States 9,400 2,630,778
Ecolab, Inc. .......................................... United States 14,700 2,308,929
Neo Performance Materials, Inc. .......................... Canada 23,600 184,310
b
Neo Performance Materials, Inc., 144A ..................... Canada 85,000 663,829
5,787,846
Steel 0.6%
Vale SA, ADR ........................................ Brazil 207,400 2,683,756
Trading Companies & Distributors 0.9%
a
Univar Solutions, Inc. .................................. United States 151,400 3,857,672
a
Total Common Stocks (Cost $291,069,098) .....................................
430,811,859
Warrants
a a a a a
Warrants 0.2%
Integrated Oil & Gas 0.2%
a
Occidental Petroleum Corp., 8/03/27 ....................... United States 17,900 905,740
Total Warrants (Cost $88,605) .................................................
905,740
Principal
Amount
*
Convertible Bonds 0.3%
Oil & Gas Equipment & Services 0.3%
Oil States International, Inc., Senior Note, 4.75%, 4/01/26 ....... United States 1,200,000 1,195,560
Total Convertible Bonds (Cost $1,200,000) .....................................
1,195,560
Total Long Term Investments (Cost $292,357,703) ...............................
432,913,159
a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 13,822,950 $ 13,822,950
Total Money Market Funds (Cost $13,822,950) ..................................
13,822,950
f
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 408,095 408,095
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$408,095) ...................................................................
408,095
Total Short Term Investments (Cost $14,231,045 ) ................................
14,231,045
a
Total Investments (Cost $306,588,748) 100.0% ..................................
$447,144,204
Other Assets, less Liabilities (0.0)%
†
...........................................
(31,629)
Net Assets 100.0% ...........................................................
$447,112,575
See Abbreviations on page 49.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $766,924, representing 0.2% of net assets.
c
A portion or all of the security is on loan at October 31, 2022. See Note 1(c).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
October 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $591,570,962 $292,357,703
Cost - Controlled affiliates (Note 3 f and 10 ) ..................................... 702 —
Cost - Non-controlled affiliates (Note 3 f and 10 ) .................................. 20,831,672 14,231,045
Value - Unaffiliated issuers (Includes securities loaned of $1,577,537 and $387,474, respectively) ............................................................ $824,910,803 $432,913,159
Value - Controlled affiliates (Note 3 f and 10 ) .................................... 443,203 —
Value - Non-controlled affiliates (Note 3 f and 10 ) ................................. 9,887,745 14,231,045
Cash ................................................................... 66,622 8,137
Foreign currency, at value (cost $– and $96,636, respectively) ........................ — 96,636
Receivables:
Capital shares sold ....................................................... 297,702 676,538
Dividends and interest .................................................... 22,959 338,377
European Union tax reclaims (Note 1 d ) ........................................ — 86,290
Total assets ......................................................... 835,629,034 448,350,182
Liabilities:
Payables:
Capital shares redeemed .................................................. 918,588 295,793
Management fees ........................................................ 453,345 178,705
Distribution fees ......................................................... 167,566 87,479
Transfer agent fees ....................................................... 152,904 111,247
Reports to shareholders fees ............................................... 215,262 128,842
Trustees' fees and expenses ................................................ 4,664 12
Payable upon return of securities loaned (Note 1 c ) ................................. 1,645,260 408,095
Accrued expenses and other liabilities .......................................... 80,330 27,434
Total liabilities ........................................................ 3,637,919 1,237,607
Net assets, at value ................................................ $831,991,115 $447,112,575
Net assets consist of:
Paid-in capital ............................................................ $680,229,268 $506,113,208
Total distributable earnings (losses) ............................................ 151,761,847 (59,000,633)
Net assets, at value ................................................ $831,991,115 $447,112,575

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A:
Net assets, at value ...................................................... $681,999,458 $316,162,752
Shares outstanding ....................................................... 6,527,781 11,095,724
Net asset value per share
a
................................................. $104.48 $28.49
Maximum offering price per share (net asset value per share ÷ 94.50% ) ............... $110.56 $30.15
Class C:
Net assets, at value ...................................................... $30,861,259 $31,947,023
Shares outstanding ....................................................... 319,427 1,149,205
Net asset value and maximum offering price per share
a
............................ $96.61 $27.80
Class R6:
Net assets, at value ...................................................... $9,429,814 $5,995,602
Shares outstanding ....................................................... 84,935 194,434
Net asset value and maximum offering price per share ............................ $111.02 $30.84
Advisor Class:
Net assets, at value ...................................................... $109,700,584 $93,007,198
Shares outstanding ....................................................... 1,003,786 3,038,630
Net asset value and maximum offering price per share ............................ $109.29 $30.61
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended October 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Investment income:
Dividends: (net of foreign taxes of $– and $298,170, respectively)
Unaffiliated issuers ....................................................... $2,084,144 $7,639,876
Non-controlled affiliates (Note 3 f and 10 ) ....................................... 103,692 51,331
Interest:
Unaffiliated issuers ....................................................... (105,971) 28,500
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 72,502 7,100
Non-controlled affiliates (Note 3 f ) ............................................ 21,959 10,507
Other income (Note 1 d ) ..................................................... — 86,814
Total investment income .................................................. 2,176,326 7,824,128
Expenses:
Management fees (Note 3 a ) .................................................. 2,549,383 1,066,598
Distribution fees: (Note 3c )
    Class A ............................................................... 851,787 369,007
    Class C ............................................................... 157,769 152,541
Transfer agent fees: (Note 3e )
    Class A ............................................................... 635,360 262,191
    Class C ............................................................... 29,367 27,038
    Class R6 .............................................................. 6,186 3,362
    Advisor Class ........................................................... 101,495 77,273
Custodian fees (Note 4 ) ..................................................... 13,070 1,370
Reports to shareholders fees ................................................. 84,254 37,275
Registration and filing fees ................................................... 43,057 54,133
Professional fees .......................................................... 41,887 27,755
Trustees' fees and expenses ................................................. 3,148 2,304
Other ................................................................... 19,242 8,928
Total expenses ........................................................ 4,536,005 2,089,775
Expense reductions (Note 4 ) .............................................. (78) (13)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (38,810) (20,741)
Net expenses ........................................................ 4,497,117 2,069,021
Net investment income (loss) ........................................... (2,320,791) 5,755,107
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (13,091,953) 1,901,539
Foreign currency transactions ............................................... — (15,586)
Net realized gain (loss) ................................................. (13,091,953) 1,885,953
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 37,410,263 12,002,198
Controlled affiliates (Note 3f and 10) ......................................... 442,501 —
Non-controlled affiliates (Note 3 f and 10 ) ..................................... (3,023,064) —
Translation of other assets and liabilities denominated in foreign currencies ............. — (1,922)
Net change in unrealized appreciation (depreciation) ........................... 34,829,700 12,000,276
Net realized and unrealized gain (loss) ........................................... 21,737,747 13,886,229
Net increase (decrease) in net assets resulting from operations ......................... $19,416,956 $19,641,336

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund
Six Months Ended
October 31, 2022
(unaudited)
Year Ended
April 30, 2022
Six Months Ended
October 31, 2022
(unaudited)
Year Ended
April 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(2,320,791) $(6,278,589) $5,755,107 $6,378,671
Net realized gain (loss) ............ (13,091,953) (8,447,950) 1,885,953 22,555,447
Net change in unrealized appreciation
(depreciation) ................. 34,829,700 (361,108,400) 12,000,276 62,255,900
Net increase (decrease) in net
assets resulting from operations . 19,416,956 (375,834,939) 19,641,336 91,190,018
Distributions to shareholders:
Class A ........................ — (116,449,013) — (2,494,288)
Class C ........................ — (5,802,207) — (89,554)
Class R6 ....................... — (1,531,760) — (38,089)
Advisor Class ................... — (18,710,888) — (604,573)
Total distributions to shareholders ..... — (142,493,868) — (3,226,504)
Capital share transactions: (Note 2 )
Class A ........................ (39,912,391) (32,374,163) 12,236,073 49,938,829
Class C ........................ (3,571,188) (9,481,659) 397,178 (5,131,362)
Class R6 ....................... (398,335) (1,164,486) 850,880 2,505,666
Advisor Class ................... (3,704,264) (26,838,261) 1,507,311 32,039,388
Total capital share transactions ....... (47,586,178) (69,858,569) 14,991,442 79,352,521
Net increase (decrease) in net
assets ..................... (28,169,222) (588,187,376) 34,632,778 167,316,035
Net assets:
Beginning of period ................ 860,160,337 1,448,347,713 412,479,797 245,163,762
End of period ..................... $831,991,115 $860,160,337 $447,112,575 $412,479,797

Franklin Strategic Series
37
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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Funds offer four classes of
shares: Class A, Class C, Class R6 and Advisor Class.
Class C shares automatically convert to Class A shares
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin Strategic Series
Notes to Financial Statements (unaudited)
38
franklintempleton.com
Semiannual Report
by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
39
franklintempleton.com
Semiannual Report
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
 As a result of several court cases, in certain countries
across the European Union, certain or all Funds filed
additional tax reclaims for previously withheld taxes on
dividends earned in those countries (EU reclaims). Income
recognized, if any, for EU reclaims is reflected as other
income in the Statements of Operations and any related
receivable, if any, is reflected as European Union tax
reclaims in the Statements of Assets and Liabilities. Any
fees associated with these filings are reflected in other
expenses in the Statements of Operations. When uncertainty
exists as to the ultimate resolution of these proceedings,
the likelihood of receipt of these EU reclaims, and the
potential timing of payment, no amounts are reflected in
the financial statements. For U.S. income tax purposes, EU
reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions
or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
40
franklintempleton.com
Semiannual Report
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2022
Shares sold
a
................................... 225,377 $22,617,237 2,375,610 $64,231,361
Shares redeemed ............................... (625,156) (62,529,628) (1,996,323) (51,995,288)
Net increase (decrease) .......................... (399,779) $(39,912,391) 379,287 $12,236,073
Year ended April 30, 2022
Shares sold
a
................................... 697,466 $95,076,826 4,574,724 $112,358,901
Shares issued in reinvestment of distributions .......... 920,138 111,042,205 113,195 2,454,070
Shares redeemed ............................... (1,787,600) (238,493,194) (2,769,168) (64,874,142)
Net increase (decrease) .......................... (169,996) $(32,374,163) 1,918,751 $49,938,829
Class C
Class C Shares:
Six Months ended October 31, 2022
Shares sold ................................... 13,661 $1,262,177 292,737 $7,873,777
Shares redeemed
a
.............................. (52,681) (4,833,365) (294,028) (7,476,599)
Net increase (decrease) .......................... (39,020) $(3,571,188) (1,291) $397,178
Year ended April 30, 2022
Shares sold ................................... 58,272 $7,410,166 528,718 $12,503,124
Shares issued in reinvestment of distributions .......... 51,346 5,768,235 4,156 88,531
Shares redeemed
a
.............................. (174,846) (22,660,060) (799,586) (17,723,017)
Net increase (decrease) .......................... (65,228) $(9,481,659) (266,712) $(5,131,362)
Class R6
1. Organization and Significant Accounting Policies
(continued)
f. Accounting Estimates
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended October 31, 2022
Shares sold ................................... 19,651 $2,143,448 84,574 $2,489,163
Shares redeemed ............................... (23,682) (2,541,783) (59,611) (1,638,283)
Net increase (decrease) .......................... (4,031) $(398,335) 24,963 $850,880
Year ended April 30, 2022
Shares sold ................................... 30,316 $4,514,817 136,937 $3,702,675
Shares issued in reinvestment of distributions .......... 11,670 1,491,452 1,629 38,088
Shares redeemed ............................... (50,114) (7,170,755) (48,892) (1,235,097)
Net increase (decrease) .......................... (8,128) $(1,164,486) 89,674 $2,505,666
Advisor Class
Advisor Class Shares:
Six Months ended October 31, 2022
Shares sold ................................... 134,562 $14,219,922 711,435 $20,886,206
Shares redeemed ............................... (170,884) (17,924,186) (699,951) (19,378,895)
Net increase (decrease) .......................... (36,322) $(3,704,264) 11,484 $1,507,311
Year ended April 30, 2022
Shares sold ................................... 212,105 $29,010,753 1,902,955 $49,991,010
Shares issued in reinvestment of distributions .......... 134,287 16,914,739 25,738 598,134
Shares redeemed ............................... (520,642) (72,763,753) (746,824) (18,549,756)
Net increase (decrease) .......................... (174,250) $(26,838,261) 1,181,869 $32,039,388
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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a. Management Fees
Franklin Biotechnology Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Natural Resources Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2022, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for
Annualized Fee Rate Net Assets
0.775% Up to and including $100 million
0.650% Over $100 million, up to and including $200 million
0.635% Over $200 million, up to and including $250 million
0.585% Over $250 million, up to and including $700 million
0.550% Over $700 billion, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $7.5 billion
0.515% Over $7.5 billion, up to and including $10 billion
0.505% Over $10 billion, up to and including $12.5 billion
0.495% Over $12.5 billion, up to and including $15 billion
0.475% In excess of $15 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Gross effective investment management fee rate ........ 0.614% 0.510%
3. Transactions with Affiliates
(continued)

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the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended October 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $29,792 $41,156
CDSC retained ........................... $2,146 $6,187
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Transfer agent fees ........................ $242,609 $156,354
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended October 31, 2022, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2023.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 6,199,878 $ 69,363,447 $ (71,944,956) $ — $ — $ 3,618,369 3,618,369 $ 103,692
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $4,994,101 $58,219,197 $(61,568,038) $— $— $1,645,260 1,645,260 $21,959
Total Affiliated Securities ... $11,193,979 $127,582,644 $(133,512,994) $— $— $5,263,629 $125,651
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $18,559,837 $50,604,316 $(55,341,203) $— $— $13,822,950 13,822,950 $51,331
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $3,718,640 $35,020,581 $(38,331,126) $— $— $408,095 408,095 $10,507
Total Affiliated Securities ... $22,278,477 $85,624,897 $(93,672,329) $— $— $14,231,045 $61,838
3. Transactions with Affiliates
(continued)

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4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended October 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2022, the capital loss carryforwards were as follows:
At October 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2022, were as follows:
At October 31, 2022, in connection with securities lending transactions, the Franklin Biotechnology Discovery Fund and
Franklin Natural Resources Fund loaned equity investments and received $1,645,260 and $408,095 of cash collateral, respectively. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 6,489,737
Long term ............................. — 201,797,349
Total capital loss carryforwards ............ $— $208,287,086
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
a a a
Cost of investments ....................... $620,003,967 $314,067,138
Unrealized appreciation ..................... $338,466,497 $159,721,882
Unrealized depreciation ..................... (123,228,713) (26,644,816)
Net unrealized appreciation (depreciation) ....... $215,237,784 $133,077,066
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Purchases .............................. $67,794,507 $62,199,661
Sales .................................. $108,118,614 $39,036,778

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7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2022 , investments in “affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
189,499 Artiva Biotherapeutics , Inc., B ................... 2/22/21 $ 2,084,489 $ 943,577
779,505 Pipeline Therapeutics, Inc., C ................... 2/09/21 2,088,995 888,848
Total Restricted Securities (Value is 0.2% of Net Assets) .............. $4,173,484 $1,832,425

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11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2022, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Biotechnology Discovery Fund
Controlled Affiliates
a
Dividends
Benitec Biopharma, Inc., II,
9/14/27 .......... $ — $ 702 $ — $ — $ 442,501 $ 443,203 7,019,473 $ —
Non-Controlled Affiliates
Dividends
Applied Therapeutics, Inc. 1,499,867 814,300 — — (1,094,611) 1,219,556 1,575,654 —
Applied Therapeutics, Inc.,
6/27/27 .......... — 813,919 — — (183,964) 629,955 814,000 —
Applied Therapeutics, Inc.,
6/27/27 .......... — — — — 743,631 743,631 1,628,100 —
Artiva Biotherapeutics ,
Inc., B .......... 797,876 — — — 145,701 943,577 189,499 —
Benitec Biopharma, Inc. — 3,721,218 — — (2,633,821) 1,087,397 6,203,064 —
Total Affiliated Securities
(Value is 0.6%
*
of Net
Assets) .......... $2,297,743 $5,350,139 $— $— $ (2,580,563) $5,067,319 $—
*
In U.S. dollars unless otherwise indicated.
10. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

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Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2022, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 826,306,281 $ — $ — $ 826,306,281
Preferred Stocks ........................ — — 1,832,425 1,832,425
Warrants :
Biotechnology ......................... — 629,955 1,186,834 1,816,789
Pharmaceuticals ....................... 22,627 — — 22,627
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 5,263,629 — — 5,263,629
Total Investments in Securities ........... $831,592,537 $629,955 $3,019,259 $835,241,751
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
a
Common Stocks :
Agricultural Products .................... $ 5,537,304 $ — $ — $ 5,537,304
Construction Machinery & Heavy Trucks ..... 2,657,616 — — 2,657,616
Construction Materials .................. 2,923,026 — — 2,923,026
Copper .............................. 16,745,544 3,052,183 — 19,797,727
Diversified Chemicals ................... 3,331,620 — — 3,331,620
Diversified Metals & Mining ............... 10,950,694 5,924,356 — 16,875,050
Electrical Components & Equipment ........ 7,941,032 — — 7,941,032
Environmental & Facilities Services ......... 1,481,060 — — 1,481,060
Fertilizers & Agricultural Chemicals ......... 8,647,830 — — 8,647,830
Gold ................................ 23,381,858 — — 23,381,858
Heavy Electrical Equipment .............. 1,313,724 — — 1,313,724
Industrial Gases ....................... 12,200,740 — — 12,200,740
Industrial Machinery .................... 4,127,929 — — 4,127,929
Integrated Oil & Gas .................... 79,078,589 — — 79,078,589
Marine .............................. 1,278,210 — — 1,278,210
Metal & Glass Containers ................ 3,540,021 — — 3,540,021
Oil & Gas Drilling ...................... 7,282,318 — — 7,282,318
Oil & Gas Equipment & Services ........... 59,166,469 1,496,200 — 60,662,669
Oil & Gas Exploration & Production ......... 88,478,135 3,433,977 — 91,912,112
Oil & Gas Refining & Marketing ............ 28,901,097 — — 28,901,097
Oil & Gas Storage & Transportation ......... 32,209,122 — — 32,209,122
Paper Packaging ...................... 1,538,688 — — 1,538,688
Semiconductor Equipment ............... 1,863,243 — — 1,863,243
Specialty Chemicals .................... 5,124,017 663,829 — 5,787,846
Steel ................................ 2,683,756 — — 2,683,756
Trading Companies & Distributors .......... 3,857,672 — — 3,857,672
Warrants .............................. 905,740 — — 905,740
Convertible Bonds ....................... — 1,195,560 — 1,195,560
Short Term Investments ................... 14,231,045 — — 14,231,045
Total Investments in Securities ........... $431,378,099 $15,766,105
c
$— $447,144,204
12. Fair Value Measurements
(continued)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-03, Fair
Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The
amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes financial instruments determined to have no value at October 31, 2022.
c
Includes foreign securities valued at $13,906,716, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
12. Fair Value Measurements
(continued)

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Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Strategic Series
Shareholder Information
51
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Semiannual Report
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS2 S 12/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Income Fund
A Series of Franklin Strategic Series
October 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended October 31, 2022, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment
and rising wages and personal consumption. U.S. gross
domestic product (GDP) contracted in 2022’s second quarter
due to declines in inventory and business investment but
grew in the third quarter as the trade deficit narrowed and
consumer spending continued to expand. Inflation increased
during the six-month period, influenced by pandemic-related
supply-chain issues, higher energy prices, Russia’s invasion of Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve (Fed)
raised the federal funds rate at every meeting during the six-
month reporting period, increasing it to a range of 3.00%–
3.25% by period-end. The Fed also stated its intention to
continue reducing its U.S. Treasury, government agency
debt and agency mortgage-backed securities holdings, and
anticipated future federal funds rate increases would be
appropriate. Shortly after the reporting period, the Fed raised the federal funds rate again by 0.75% at its November 2022
meeting, increasing it to a range of 3.75%–4.00%.
During the six-month period, investor concerns about
inflation, geopolitics and interest rates pressured stock and bond valuations. In this environment, investment-grade
bonds, as measured by the Bloomberg U.S. Aggregate Bond
Index, posted a -6.86% total return for the six-month period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
In addition, Franklin Strategic Income Fund’s semiannual
report includes more detail about prevailing conditions and a discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of October
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Strategic Income Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 185
Notes to Financial Statements 190
Shareholder Information 209
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Franklin Strategic Income Fund
This semiannual report for Franklin Strategic Income Fund
covers the period ended October 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to earn a high level of current income. A
secondary goal is capital appreciation over the long term.
The Fund uses an active asset allocation process and
under normal market conditions invests at least 65% of its
assets in U.S. and foreign debt securities, including those
in emerging markets. The Fund may invest in all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities,
corporate loans (and loan participations), mortgage-backed
securities and other asset-backed securities.
Performance Overview
The Fund’s Class A shares posted a -5.97% cumulative total
return for the six months under review. In comparison, the
Bloomberg U.S. Aggregate Bond Index, which represents
the U.S. investment-grade fixed rate taxable bond market,
posted a -6.86% cumulative total return.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -6.86% total return for the
six months ended October 31, 2022.
1
High inflation amid
a strong labor market led to significantly tighter monetary
policy, reducing the value of most bonds. Geopolitical
instability disrupted financial markets amid the ongoing war in Ukraine, adding to the uncertainty surrounding the course of the global economy. The yield curve continued to narrow,
eventually inverting as investors became increasingly
concerned about the economic outlook.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) continued to raise the federal funds target rate.
The Fed raised the federal funds rate at each of its four
meetings during the period to end at a range of 3.00%–
3.25%. The Fed noted in its September 2022 meeting that
inflation remained elevated amid robust job growth and low
unemployment. In order to achieve its goal of 2% long-run
inflation, the Fed stated it anticipates making additional
increases to the federal funds target rate. Furthermore, the
Fed indicated it would continue to reduce its U.S. Treasury
(UST) and agency mortgage-backed security holdings.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a -6.34% total return for the six-month period.
1
The 10-year UST yield (which moves inversely to price) grew
amid high inflation and the Fed’s tightening monetary stance.
Mortgage-backed securities (MBS), as measured by the
Bloomberg U.S. MBS Index, posted a -7.18% total return for
the period as mortgage rates rose to the highest level in over a decade.
1
Corporate bond prices also declined, constrained by
inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, remained elevated, reflecting investors’
heightened risk-aversion preferences. In this environment,
high-yield corporate bonds, as represented by the
Bloomberg U.S. Corporate High Yield Bond Index, posted a
-4.69% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Investment
Grade Bond Index, posted a -7.82% total return.
1
Investment Strategy
We use an active asset allocation strategy to try to achieve the Fund’s investment goals. We employ a top-down
analysis of macroeconomic trends combined with a bottom-
up fundamental analysis of market sectors, industries and
issuers to try to take advantage of varying sector reactions to economic events. We regularly enter into various currency-
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
13
.

Franklin Strategic Income Fund
4
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Semiannual Report
related transactions involving derivative instruments,
including currency and cross currency forwards, currency
swaps, currency and currency index futures contracts
and currency options. The Fund also regularly enters
into interest-rate and credit-related transactions involving derivative instruments, including interest-rate, fixed income total return and credit default swaps and interest rate and/or bond futures contracts.
Manager’s Discussion
Amid consistent hawkish comments from U.S. Federal
Reserve (Fed) officials, financial markets experienced
elevated recessionary concerns and persistent volatility
during the reporting period. Against this backdrop, the UST
yield curve rose and flattened, with the 2-year to 10-year
portion of the curve inverting. Fixed income sectors generally posted negative total returns mainly due to the move in UST.
During the period, the portfolio’s short U.S. duration
exposure relative to the benchmark, was a significant
contributor to performance. Underweight allocation relative
to the benchmark in agency mortgage-backed securities
(MBS) and overweight allocation to non-agency residential
mortgage-backed securities (RMBS) and foreign currency
exposure benefited returns. Allocation to high-yield corporate bonds (HY), senior-secured floating-rate bank loans (BL)
and collateralized loan obligations (CLOs) detracted from
performance. Security selection across corporate credit
sectors (investment-grade corporate bonds (IG), HY, BL and
CLOs) and sovereign emerging market securities (EM) were
also negative contributors to returns.
The portfolio’s largest allocations remained in HY, IG and
UST. We increased our allocation to UST, IG and MBS, while
trimming our exposure to BLs, emerging market debt and
HY. We also decreased our RMBS and asset-back securities
exposure during the period.
Effective August 1, 2022, Thomas Runkel and Benjamin
Cryer were added as Portfolio Managers. Prior to period-
end, October 31, 2022, William Chong (Portfolio Manager)
stepped off the Fund as of August 1, 2022, and David Yuen
(Portfolio Manager) retired effective September 30, 2022.
Their responsibilities have been allocated to others in the
portfolio management team.
Thank you for your participation in Franklin Strategic
Income Fund. We look forward to continuing to serve your
investment needs.
Sonal Desai, Ph.D.
Patrick Klein, Ph.D.
Patricia O’Connor, CFA
Thomas Runkel, CFA
Benjamin Cryer, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
10/31/22
% of Total Net
Assets
Corporate Bonds 43.5%
U.S. Government and Agency Securities 18.8%
Mortgage-Backed Securities 6.2%
Asset-Backed Securities 6.2%
Management Investment Companies 6.2%
Foreign Government and Agency Securities 5.5%
Residential Mortgage-Backed Securities 5.3%
Marketplace Loans 2.6%
Other 1.1%
Short-Term Investments & Other Net Assets 4.6%

Performance Summary as of October 31, 2022
Franklin Strategic Income Fund
5
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -5.97% -9.46%
1-Year -13.19% -16.46%
5-Year -2.81% -1.33%
10-Year +12.20% +0.77%
Advisor
6-Month -5.84% -5.84%
1-Year -12.96% -12.96%
5-Year -1.59% -0.32%
10-Year +15.05% +1.41%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 4.12% 4.47% 4.42%
Advisor 4.55% 4.90% 4.85%
See page 6 for Performance Summary footnotes.

Franklin Strategic Income Fund
Performance Summary
6
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower-rated securities held in the portfolio. Floating-rate loans and high-yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. The risks of foreign securities include currency fluctuations and political uncertainty. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the
Fund. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impos-
sible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.
1. Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on the sum of the respective class’s dividend distributions over the past 12 months and the maximum offering price (NAV for Advisor Class) per share on 10/31/22.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/22–10/31/22)
Share Class
Net Investment
Income
A $0.1637
C $0.1458
R $0.1532
R6 $0.1800
Advisor $0.1741
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.88% 0.94%
Advisor 0.63% 0.69%

Your Fund’s Expenses
Franklin Strategic Income Fund
7
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $940.30 $4.33 $1,020.74 $4.51 0.89%
C $1,000 $939.50 $6.28 $1,018.73 $6.53 1.28%
R $1,000 $940.00 $5.55 $1,019.48 $5.78 1.14%
R6 $1,000 $943.50 $2.44 $1,022.70 $2.54 0.50%
Advisor $1,000 $941.60 $3.11 $1,022.00 $3.24 0.64%

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
2
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021* 2020
a
2019
a
2018
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.55 $9.44 $8.67 $9.61 $9.61 $9.84
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.29 0.37 0.38 0.42 0.39
Net realized and unrealized gains (losses) (0.68) (0.84) 0.75 (0.90) —
d
(0.32)
Total from investment operations ........ (0.51) (0.55) 1.12 (0.52) 0.42 0.07
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.16) (0.34) (0.35) (0.42) (0.42) (0.30)
Net asset value, end of period .......... $7.88 $8.55 $9.44 $8.67 $9.61 $9.61
Total return
e
....................... (5.97)% (6.07)% 13.05% (5.72)% 4.52% 0.64%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.90% 0.88% 0.88% 0.89% 0.90%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.89% 0.84% 0.86% 0.86% 0.84% 0.85%
Net investment income ............... 4.01% 3.11% 3.93% 4.01% 4.39% 3.93%
Supplemental data
Net assets, end of period (000’s) ........ $2,290,353 $2,609,533 $2,862,068 $2,686,523 $3,131,799 $3,291,002
Portfolio turnover rate ................ 39.49% 52.98% 111.72%
h
118.64% 116.21%
h
115.94%
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 39.49% 41.46% 54.21%
h
86.69% 39.01%
h
47.40%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.
i
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021* 2020
a
2019
a
2018
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.55 $9.44 $8.67 $9.61 $9.60 $9.84
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.25 0.33 0.34 0.38 0.35
Net realized and unrealized gains (losses) (0.66) (0.84) 0.75 (0.90) 0.01 (0.33)
Total from investment operations ........ (0.51) (0.59) 1.08 (0.56) 0.39 0.02
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.15) (0.30) (0.31) (0.38) (0.38) (0.26)
Net asset value, end of period .......... $7.89 $8.55 $9.44 $8.67 $9.61 $9.60
Total return d
d
...................... (6.05)% (6.48)% 12.58% (6.11)% 4.19% 0.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.35% 1.29% 1.28% 1.28% 1.29% 1.30%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.28% 1.24% 1.26% 1.26% 1.24% 1.25%
Net investment income ............... 3.61% 2.70% 3.51% 3.61% 3.99% 3.53%
Supplemental data
Net assets, end of period (000’s) ........ $122,308 $171,374 $387,589 $518,795 $716,327 $1,078,890
Portfolio turnover rate ................ 39.49% 52.98% 111.72%
g
118.64% 116.21%
g
115.94%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 39.49% 41.46% 54.21%
g
86.69% 39.01%
g
47.40%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions .
h
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021* 2020
a
2019
a
2018
a
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.51 $9.40 $8.63 $9.57 $9.57 $9.81
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.27 0.34 0.36 0.39 0.36
Net realized and unrealized gains (losses) (0.67) (0.85) 0.76 (0.91) 0.01 (0.33)
Total from investment operations ........ (0.51) (0.58) 1.10 (0.55) 0.40 0.03
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.15) (0.31) (0.33) (0.39) (0.40) (0.27)
Net asset value, end of period .......... $7.85 $8.51 $9.40 $8.63 $9.57 $9.57
Total return
d
....................... (6.00)% (6.33)% 12.83% (5.98)% 4.28% 0.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.15% 1.13% 1.13% 1.14% 1.15%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.14% 1.09% 1.11% 1.11% 1.09% 1.10%
Net investment income ............... 3.76% 2.86% 3.68% 3.76% 4.14% 3.68%
Supplemental data
Net assets, end of period (000’s) ........ $41,359 $48,447 $59,366 $62,063 $85,458 $105,692
Portfolio turnover rate ................ 39.49% 52.98% 111.72%
g
118.64% 116.21%
g
115.94%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 39.49% 41.46% 54.21%
g
86.69% 39.01%
g
47.40%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021* 2020
a
2019
a
2018
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.56 $9.45 $8.68 $9.63 $9.62 $9.86
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.32 0.40 0.43 0.45 0.43
Net realized and unrealized gains (losses) (0.66) (0.84) 0.75 (0.93) 0.02 (0.34)
Total from investment operations ........ (0.48) (0.52) 1.15 (0.50) 0.47 0.09
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.18) (0.37) (0.38) (0.45) (0.46) (0.33)
Net asset value, end of period .......... $7.90 $8.56 $9.45 $8.68 $9.63 $9.62
Total return
d
....................... (5.65)% (5.72)% 13.45% (5.46)% 5.03% 0.95%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.55% 0.54% 0.52% 0.51% 0.50%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.50% 0.48% 0.50% 0.49% 0.45% 0.45%
Net investment income ............... 4.40% 3.47% 4.30% 4.38% 4.78% 4.33%
Supplemental data
Net assets, end of period (000’s) ........ $118,072 $136,184 $132,736 $133,575 $307,287 $433,068
Portfolio turnover rate ................ 39.49% 52.98% 111.72%
g
118.64% 116.21%
g
115.94%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 39.49% 41.46% 54.21%
g
86.69% 39.01%
g
47.40%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended October
31, 2022
(unaudited)
Year Ended April 30,
2022 2021
*
2020
a
2019
a
2018
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.56 $9.45 $8.68 $9.62 $9.62 $9.85
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.31 0.39 0.40 0.44 0.41
Net realized and unrealized gains (losses) (0.67) (0.84) 0.75 (0.90) —
d
(0.32)
Total from investment operations ........ (0.49) (0.53) 1.14 (0.50) 0.44 0.09
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.17) (0.36) (0.37) (0.44) (0.44) (0.32)
Net asset value, end of period .......... $7.90 $8.56 $9.45 $8.68 $9.62 $9.62
Total return
e
....................... (5.84)% (5.83)% 13.32% (5.47)% 4.88% 0.79%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.65% 0.63% 0.63% 0.64% 0.65%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.64% 0.59% 0.61% 0.61% 0.59% 0.60%
Net investment income ............... 4.26% 3.36% 4.18% 4.26% 4.64% 4.18%
Supplemental data
Net assets, end of period (000’s) ........ $331,052 $390,465 $462,624 $517,522 $608,317 $933,747
Portfolio turnover rate ................ 39.49% 52.98% 111.72%
h
118.64% 116.21%
h
115.94%
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 39.49% 41.46% 54.21%
h
86.69% 39.01%
h
47.40%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.
i
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2022
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.5%
Energy Equipment & Services 0.2%
a
Weatherford International plc ............................. United States 151,545 $ 6,316,395
Media 0.0%
†
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 285,564 408,357
a
iHeartMedia, Inc., A .................................... United States 117,026 968,975
1,377,332
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 125,940,079 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 12,532,821 —
—
Oil, Gas & Consumable Fuels 0.3%
a
Amplify Energy Corp. .................................. United States 5,288 52,298
Birch Permian Holdings, Inc. ............................. United States 406,124 7,767,122
7,819,420
Total Common Stocks (Cost $22,627,345) ......................................
15,513,147
Management Investment Companies 6.2%
Capital Markets 6.2%
d
Franklin Floating Rate Income Fund ....................... United States 23,707,540 178,754,852
Total Management Investment Companies (Cost $223,160,246) ...................
178,754,852
Warrants
Warrants 0.0%
Oil, Gas & Consumable Fuels 0.0%
a,b
Chaparral Energy, Inc., 10/01/24 .......................... United States 9 —
a,b
Chaparral Energy, Inc., 10/01/25 .......................... United States 9 —
—
Software 0.0%
a,b,c
WorkCapital BSD SARL, 2/13/26 .......................... Luxembourg 6,000,000 —
Total Warrants (Cost $750,000) ................................................
—
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 687,736 47,435
Total Convertible Bonds (Cost $189,082) .......................................
47,435
Corporate Bonds 43.5%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 .......................... United States 5,000,000 4,157,628
Senior Note, 5.15%, 5/01/30 ........................... United States 8,100,000 7,492,056
g
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 10,000,000 9,881,350
21,531,034
Air Freight & Logistics 0.1%
g
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 2,300,000 2,087,290

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Air Freight & Logistics (continued)
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 1,200,000 $ 848,215
2,935,505
Airlines 0.7%
g
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 5,900,000 5,379,532
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 10,400,000 10,138,351
g
International Consolidated Airlines Group SA , Senior Note , Reg S,
3.75% , 3/25/29 ..................................... United Kingdom 3,000,000 EUR 2,216,263
g
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 1,700,000 1,554,680
19,288,826
Auto Components 1.0%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 7,000,000 6,537,790
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 3,400,000 2,720,835
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 9,000,000 8,158,455
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 6,600,000 4,502,074
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 8,300,000 7,219,091
29,138,245
Automobiles 0.3%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 11,800,000 8,360,064
Banks 4.7%
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 3,000,000 2,079,728
Bank of America Corp. , Senior Bond , 2.676% to 6/18/40, FRN
thereafter , 6/19/41 ................................... United States 4,000,000 2,537,324
g
BNP Paribas SA , Senior Note , 144A, 2.819% to 11/18/24, FRN
thereafter , 11/19/25 .................................. France 4,400,000 4,088,323
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ........................................... United States 15,500,000 15,304,989
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ..... United Kingdom 8,300,000 6,171,755
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 9,100,000 8,576,509
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ....... United Kingdom 5,850,000 5,360,857
JPMorgan Chase & Co. ,
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ..... United States 9,400,000 7,422,893
Senior Bond, 2.525% to 11/18/40, FRN thereafter, 11/19/41 .... United States 4,000,000 2,474,393
Senior Note, 3.845% to 6/13/24, FRN thereafter, 6/14/25 ...... United States 6,800,000 6,591,351
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 5,000,000 4,831,460
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 9,200,000 9,070,070
National Bank of Canada , Senior Note , 3.75% to 6/08/24, FRN
thereafter , 6/09/25 ................................... Canada 8,300,000 8,004,737
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 6,700,000 5,477,635
g
Societe Generale SA ,
Senior Bond, 144A, 2.889% to 6/08/31, FRN thereafter, 6/09/32 France 7,500,000 5,371,045
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 7,200,000 5,901,468
SVB Financial Group , Senior Bond , 3.125% , 6/05/30 ...........
United States 2,700,000 2,107,896
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 9,900,000 9,488,379

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 7,900,000 $ 7,905,907
g
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 5,300,000 3,738,802
Wells Fargo & Co. ,
Senior Note, 1.654% to 6/01/23, FRN thereafter, 6/02/24 ...... United States 8,600,000 8,402,456
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 4,700,000 4,524,130
135,432,107
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 1,300,000 1,163,273
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 7,000,000 5,882,240
7,045,513
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 6,000,000 5,249,279
Amgen, Inc. , Senior Bond , 4.2% , 3/01/33 ...................
United States 4,000,000 3,606,900
8,856,179
Building Products 1.0%
g
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 5,000,000 4,175,000
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ............
United States 16,000,000 13,168,861
g
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 5,000,000 4,680,150
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 4,800,000 4,217,856
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 1,600,000 1,296,656
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 1,400,000 1,050,826
28,589,349
Capital Markets 2.8%
Credit Suisse Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 7,850,000 6,891,815
g
Senior Note, 144A, 2.193% to 6/04/25, FRN thereafter, 6/05/26 . Switzerland 2,030,000 1,711,896
g
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 6,150,000 5,725,442
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 7,800,000 7,403,045
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.21% to 4/21/41, FRN thereafter, 4/22/42 ...... United States 7,000,000 4,671,070
Senior Note, 0.673% to 3/07/23, FRN thereafter, 3/08/24 ...... United States 8,500,000 8,330,031
Senior Note, 5.7%, 11/01/24 ........................... United States 6,200,000 6,201,975
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 3,400,000 3,197,582
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 3,000,000 2,550,873
Morgan Stanley ,
Senior Bond, 3.591% to 7/21/27, FRN thereafter, 7/22/28 ..... United States 10,000,000 8,970,383
Senior Note, 3.737% to 4/23/23, FRN thereafter, 4/24/24 ...... United States 8,500,000 8,417,348
g
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 11,800,000 9,148,992
g
UBS Group AG , Senior Note , 144A, 4.49% to 8/04/24, FRN
thereafter , 8/05/25 ................................... Switzerland 8,150,000 7,876,489
81,096,941
Chemicals 2.3%
g
Alpek SAB de CV , Senior Bond , 144A, 4.25% , 9/18/29 ......... Mexico 8,000,000 6,830,440
e,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 0% , 8/15/26 ............................... United States 723,727 698,374

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
g
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 2,000,000 $ 1,343,030
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 3,000,000 2,392,998
g
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,000,000 4,699,065
g
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 7,000,000 5,691,493
g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 6,700,000 5,636,981
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 3,000,000 2,718,390
g
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 2,200,000 1,619,321
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 6,600,000 5,627,160
g
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 7,900,000 7,601,735
g
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 5,000,000 4,478,094
e,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 2,500,000 1,937,500
g
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 6,385,000 6,115,488
g
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 7,100,000 4,694,650
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 2,500,000 2,089,817
g
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 1,400,000 1,104,615
65,279,151
Commercial Services & Supplies 0.5%
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 6,000,000 4,741,140
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,000,000 9,544,931
14,286,071
Communications Equipment 0.2%
g
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 5,518,000 5,158,557
Construction & Engineering 0.1%
g
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 2,600,000 2,245,269
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 4,500,000 3,258,736
g
Park Aerospace Holdings Ltd. , Senior Note , 144A, 5.5% , 2/15/24 . Ireland 3,100,000 3,027,198
g
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 4,600,000 3,695,962
g
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 5,800,000 4,748,779
14,730,675
Containers & Packaging 0.9%
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Note , 144A, 5.25% , 8/15/27 ............................ United States 3,700,000 2,606,613
g
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 5.875% ,
8/15/23 ........................................... United States 2,979,000 2,967,349
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 6,100,000 5,345,949
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 4,600,000 4,082,960
g
Sealed Air Corp. , Senior Bond , 144A, 5.125% , 12/01/24 ........ United States 9,000,000 8,876,790
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 3,600,000 2,737,902
26,617,563
Diversified Consumer Services 0.2%
Grand Canyon University , Note , 5.125% , 10/01/28 .............
United States 7,500,000 6,721,875

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Financial Services 0.6%
b,h
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , FRN , 14.9% , ( BZDIOVRA + 5.75% ), 2/14/24 .... Brazil 12,733,484 BRL $ 1,603,523
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 7,000,000 5,838,000
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 11,000,000 8,521,755
15,963,278
Diversified Telecommunication Services 1.3%
g
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 9,100,000 5,906,955
g
Altice France SA ,
Senior Secured Note, 144A, 5.5%, 1/15/28 ................ France 2,500,000 1,981,725
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 3,000,000 2,293,275
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 4,000,000 2,531,435
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 13,000,000 10,292,230
g
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 2,800,000 2,597,532
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 5,400,000 4,901,121
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 9,000,000 7,458,473
37,962,746
Electric Utilities 1.5%
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ........................... United States 3,800,000 3,032,187
Senior Bond, 3.75%, 9/01/46 ........................... United States 1,600,000 1,102,649
g
Enel Finance International NV , Senior Note , 144A, 2.65% , 9/10/24 Italy 7,800,000 7,291,090
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 13,400,000 12,034,392
Senior Bond, 4.45%, 4/15/46 ........................... United States 1,400,000 1,100,600
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ..............
United States 5,000,000 3,893,261
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 820,000 835,499
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 11,000,000 9,434,810
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 6,000,000 5,240,683
43,965,171
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 1,900,000 1,687,368
g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 8,500,000 7,414,592
9,101,960
Electronic Equipment, Instruments & Components 0.4%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 5,000,000 4,098,826
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 7,100,000 6,314,908
10,413,734
Energy Equipment & Services 0.1%
g
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 3,800,000 3,453,926
g
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 462,000 476,330
3,930,256
Entertainment 0.5%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 11,800,000 11,263,100

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc., (continued)
Senior Bond, 6.375%, 5/15/29 .......................... United States 2,000,000 $ 2,042,280
g
Warnermedia Holdings, Inc. , Senior Note , 144A, 4.054% , 3/15/29 . United States 2,100,000 1,786,303
15,091,683
Equity Real Estate Investment Trusts (REITs) 1.0%
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 7,700,000 6,228,063
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 4,000,000 2,758,510
g
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 5,300,000 3,877,533
Simon Property Group LP , Senior Bond , 4.25% , 11/30/46 .......
United States 3,000,000 2,204,157
g
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 7,500,000 6,588,000
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 3,300,000 2,786,023
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 3,500,000 3,024,681
27,466,967
Food Products 0.3%
g
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 2,000,000 1,403,347
g
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 144A, 2.5%, 1/15/27 ....................... United States 6,300,000 5,377,554
Senior Note, 144A, 3.625%, 1/15/32 ..................... United States 3,500,000 2,717,593
9,498,494
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 2,800,000 1,788,847
Health Care Equipment & Supplies 0.2%
g
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 2,700,000 2,781,257
g
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 5,300,000 4,136,703
6,917,960
Health Care Providers & Services 1.6%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 3,000,000 2,772,060
Senior Note, 2.45%, 7/15/28 ........................... United States 2,300,000 1,895,223
Senior Note, 4.625%, 12/15/29 ......................... United States 2,300,000 2,085,272
Senior Note, 3.375%, 2/15/30 .......................... United States 1,400,000 1,165,150
Senior Note, 2.625%, 8/01/31 .......................... United States 5,300,000 4,063,192
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 8,000,000 3,238,671
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 3,700,000 2,955,930
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 2,300,000 1,713,316
CVS Health Corp. , Senior Bond , 1.75% , 8/21/30 ..............
United States 4,000,000 3,048,209
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 9,000,000 7,031,430
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............
United States 1,400,000 1,002,691
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 7,200,000 5,974,596
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 2,100,000 1,684,595
g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 6.125% ,
6/15/30 ........................................... United States 8,000,000 7,398,560
46,028,895

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 8,300,000 $ 6,716,805
g
Melco Resorts Finance Ltd. , Senior Note , 144A, 5.75% , 7/21/28 .. Hong Kong 5,900,000 3,422,000
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 2,000,000 1,675,960
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 6,300,000 5,171,260
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 3,200,000 2,603,929
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 3,900,000 2,772,863
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 2,000,000 1,485,570
g
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 3,100,000 2,677,733
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 11,700,000 5,055,804
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 6,200,000 3,799,050
35,380,974
Household Durables 0.2%
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 2,900,000 2,157,619
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 .........
United States 5,010,000 4,117,038
6,274,657
Household Products 0.3%
g
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 5,000,000 4,158,275
g
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 2,200,000 1,749,968
g
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 4,500,000 3,325,208
9,233,451
Independent Power and Renewable Electricity Producers 1.7%
g
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 3,400,000 2,886,464
g
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 4,300,000 3,643,210
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 4,000,000 3,370,236
g
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 7,800,000 6,531,837
g
Colbun SA ,
Senior Bond, 144A, 3.95%, 10/11/27 ..................... Chile 7,500,000 6,713,363
Senior Bond, 144A, 3.15%, 3/06/30 ...................... Chile 2,900,000 2,339,037
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 11,900,000 11,662,476
g,i
Talen Energy Supply LLC ,
Senior Note, 144A, 10.5%, 1/15/26 ...................... United States 2,800,000 1,785,514
Senior Secured Note, 144A, 7.25%, 5/15/27 ............... United States 10,800,000 10,979,953
49,912,090
Insurance 0.3%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 10,000,000 6,445,034
g
Metropolitan Life Global Funding I , Secured Note , 144A, 4.3% ,
8/25/29 ........................................... United States 3,000,000 2,761,747
9,206,781
Interactive Media & Services 0.5%
g
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 17,100,000 12,445,236
g
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 3,500,000 2,868,950
15,314,186
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 4% , 12/06/37 .........
China 4,000,000 2,734,394

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Internet & Direct Marketing Retail (continued)
g
Match Group Holdings II LLC , Senior Note , 144A, 3.625% , 10/01/31 United States 5,700,000 $ 4,353,090
7,087,484
IT Services 0.9%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 9,200,000 7,834,300
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 7,000,000 6,501,215
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 2,200,000 1,874,664
g
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 11,000,000 10,171,645
26,381,824
Machinery 0.1%
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ...........
United States 3,700,000 3,508,051
Marine 0.4%
g
ICTSI Treasury BV , Senior Bond , Reg S, 4.625% , 1/16/23 ....... Philippines 12,000,000 11,953,800
Media 2.1%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 15,900,000 12,072,542
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,200,000 4,254,666
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 3,500,000 2,759,750
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 2,400,000 2,164,476
g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 4,300,000 3,880,556
g
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 10,300,000 8,323,688
Fox Corp. , Senior Bond , 3.5% , 4/08/30 .....................
United States 1,400,000 1,188,395
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 5% , 8/15/27 .............................. United States 800,000 721,584
g
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 1,900,000 1,423,442
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 7,600,000 5,871,304
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 9,000,000 7,751,585
g
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 10,000,000 9,679,100
60,091,088
Metals & Mining 0.5%
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 9,200,000 7,206,038
g
Novelis Corp. , Senior Note , 144A, 3.25% , 11/15/26 ............ United States 1,700,000 1,492,263
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 6,100,000 5,011,211
13,709,512
Multiline Retail 0.0%
b,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 10,914,248 —
b,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 4,807,777 —
—
Multi-Utilities 0.3%
Dominion Energy, Inc. ,
A, Senior Note, 4.35%, 8/15/32 ......................... United States 3,200,000 2,887,775

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Dominion Energy, Inc., (continued)
C, Senior Note, 3.375%, 4/01/30 ........................ United States 7,800,000 $ 6,701,731
9,589,506
Oil, Gas & Consumable Fuels 4.2%
g
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 8,700,000 6,845,777
g
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 1,269,000 1,296,245
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 3,700,000 3,038,771
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 7,000,000 6,561,730
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 3,100,000 2,820,553
g
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 4,600,000 3,887,023
g
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 8,700,000 8,471,529
Energy Transfer LP , Senior Bond , 3.75% , 5/15/30 .............
United States 7,300,000 6,213,222
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 10,900,000 10,079,012
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 1,700,000 1,631,821
g
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 800,000 790,940
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 6,500,000 5,922,670
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 1,700,000 1,561,450
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 2,000,000 1,834,550
g
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 5,000,000 4,696,717
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/28/25 ..................... United States 16,387,122 15,980,148
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 15,000,000 11,825,301
Occidental Petroleum Corp. , Senior Bond , 8.875% , 7/15/30 ......
United States 6,800,000 7,726,534
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 10,000,000 9,130,286
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5% , 5/15/29 ..
United States 12,000,000 10,335,900
g
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
4.125% , 8/15/31 ..................................... United States 2,600,000 2,223,039
122,873,218
Paper & Forest Products 0.4%
g
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 4,300,000 2,775,586
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 7,100,000 5,697,679
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 4,400,000 3,255,164
11,728,429
Personal Products 0.3%
g
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 9,600,000 5,793,600
g
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 1,900,000 1,527,932
7,321,532
Pharmaceuticals 1.2%
g
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 602,000 585,445
g
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 210,000 121,275
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 1,500,000 988,756
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 6,300,000 3,872,137
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 1,067,000 826,925

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
g
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 11,700,000 $ 10,660,849
g,i
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Secured Note ,
144A, 9.5% , 7/31/27 ................................. United States 6,580,000 764,925
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 5,000,000 4,413,675
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 5,300,000 3,532,202
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 9,100,000 7,831,096
33,597,285
Real Estate Management & Development 0.5%
g
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 4,000,000 3,984,258
g
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 9,900,000 973,017
g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 8,000,000 6,863,392
g
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 1,800,000 EUR 1,531,792
13,352,459
Road & Rail 0.2%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 1,600,000 1,263,160
g
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 6,500,000 5,297,500
6,560,660
Software 0.5%
g
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 7,300,000 6,049,717
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 10,000,000 8,006,650
14,056,367
Specialty Retail 0.7%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 1,900,000 1,638,220
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 3,400,000 2,765,781
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 2,400,000 1,940,340
g
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 6,100,000 3,417,098
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,700,000 3,349,079
g
Park River Holdings, Inc. , Senior Note , 144A, 6.75% , 8/01/29 .... United States 9,000,000 5,933,192
19,043,710
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 2,100,000 1,639,251
Thrifts & Mortgage Finance 0.5%
g
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 7,900,000 6,566,571
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 10,000,000 7,983,233
14,549,804
Tobacco 0.5%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 12,400,000 10,060,454
g
Imperial Brands Finance plc ,
Senior Bond, 144A, 4.25%, 7/21/25 ...................... United Kingdom 2,800,000 2,662,142

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
g
Imperial Brands Finance plc, (continued)
Senior Bond, 144A, 3.875%, 7/26/29 ..................... United Kingdom 2,200,000 $ 1,849,753
14,572,349
Trading Companies & Distributors 0.7%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 12,200,000 10,324,067
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 5,300,000 5,023,234
g
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 5,500,000 5,587,477
20,934,778
Transportation Infrastructure 0.0%
†
g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 1,120,000 670,651
Wireless Telecommunication Services 0.6%
g
America Movil SAB de CV , Senior Bond , 144A, 5.375% , 4/04/32 .. Mexico 4,400,000 3,734,302
e,g
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 146,354 44,992
T-Mobile USA, Inc. ,
Senior Bond, 3.3%, 2/15/51 ............................ United States 4,800,000 3,086,859
Senior Note, 3.875%, 4/15/30 .......................... United States 13,400,000 11,865,006
18,731,159
Total Corporate Bonds (Cost $1,534,299,479) ...................................
1,262,717,971
j
Senior Floating Rate Interests 0.0%
Software 0.0%
b,c,i,k
WorkCapital BSD SARL , Term Loan , ( 1-month SOFR ), 11/02/22 .. Luxembourg 20,000,000 —
Total Senior Floating Rate Interests (Cost $19,530,078) ..........................
—
l
Marketplace Loans 2.6%
b
Diversified Financial Services 2.6%
a a a a a a
Total Marketplace Loans (Cost $80,904,694) ....................................
75,310,374
Foreign Government and Agency Securities 5.5%
g
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
m
13,600,000 10,767,664
g
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
m
11,500,000 10,177,500
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 14,000,000 11,697,651
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 55,750,000,000 COP 9,803,534
g
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 9,500,000 7,063,002
g
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 838,300,000 DOP 15,440,165
Ecopetrol SA ,
Senior Bond, 4.125%, 1/16/25 .......................... Colombia 3,800,000 3,507,807
Senior Bond, 4.625%, 11/02/31 ......................... Colombia 4,400,000 3,041,511
f,g
Electricite de France SA , Junior Sub. Bond , 144A, 5.25% to 1/28/23,
FRN thereafter , Perpetual ............................. France 24,000,000 22,596,591
g
Export-Import Bank of India , Senior Bond , 144A, 3.875% , 2/01/28 . India 16,000,000 14,253,100
g
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 .. Gabon 3,900,000 2,753,010
g
Indonesia Asahan Aluminium Persero PT , Senior Bond , 144A,
5.45% , 5/15/30 ..................................... Indonesia 13,800,000 12,116,283

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
g
Indonesia Government Bond , Senior Bond , 144A, 3.85% , 7/18/27 . Indonesia 12,000,000 $ 11,249,284
g
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 3,162,500 2,699,323
g
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 7,900,000 7,227,892
g
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 3,400,000 3,369,735
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 8,600,000 8,631,209
g
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 4,700,000 3,780,403
Total Foreign Government and Agency Securities (Cost $199,867,641) ............
160,175,664
U.S. Government and Agency Securities 18.8%
U.S. Treasury Bonds ,
7.125%, 2/15/23 ..................................... United States 3,000,000 3,024,563
6.25%, 8/15/23 ..................................... United States 4,000,000 4,048,593
6.875%, 8/15/25 ..................................... United States 1,000,000 1,062,422
3.25%, 5/15/42 ..................................... United States 6,600,000 5,582,156
3.75%, 11/15/43 ..................................... United States 6,600,000 5,963,719
3%, 11/15/44 ....................................... United States 19,000,000 15,040,801
3%, 2/15/47 ........................................ United States 17,600,000 13,852,781
3.125%, 5/15/48 ..................................... United States 16,000,000 12,988,437
3.375%, 11/15/48 .................................... United States 11,300,000 9,659,072
2.875%, 5/15/49 ..................................... United States 17,000,000 13,248,379
U.S. Treasury Notes ,
1.625%, 11/15/22 .................................... United States 29,800,000 29,782,054
2.75%, 2/15/24 ..................................... United States 73,700,000 71,952,504
3%, 6/30/24 ........................................ United States 63,000,000 61,365,938
2.625%, 3/31/25 ..................................... United States 66,300,000 63,596,203
2.875%, 4/30/25 ..................................... United States 32,500,000 31,290,137
4.25%, 10/15/25 ..................................... United States 31,000,000 30,837,734
n
Index Linked, 0.625%, 1/15/26 .......................... United States 27,000,000 32,462,485
2.125%, 5/31/26 ..................................... United States 39,800,000 36,838,320
2.375%, 5/15/27 ..................................... United States 48,200,000 44,394,836
3.125%, 11/15/28 .................................... United States 37,000,000 34,782,890
3.25%, 6/30/29 ..................................... United States 20,000,000 18,889,062
2.75%, 8/15/32 ..................................... United States 6,600,000 5,907,000
Total U.S. Government and Agency Securities (Cost $584,172,006) ................
546,570,086
Asset-Backed Securities 6.2%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 914,400 849,854
Commercial Services & Supplies 0.1%
g,k
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 6.029% ,
( 3-month USD LIBOR + 1.95% ), 7/15/31 . .................. United States 3,070,000 2,834,048
Diversified Financial Services 6.1%
g,k
AMMC CLO XI Ltd. , 2012-11A , CR2 , 144A, FRN , 6.315% , ( 3-month
USD LIBOR + 1.9% ), 4/30/31 . .......................... United States 1,000,000 907,028
g,k
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 5.893% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 . ............................. United States 17,500,000 16,406,565
g,k
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 6.393% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 . ................. United States 6,300,000 5,871,291
g,k
BlueMountain CLO Ltd. ,
2014-2A, CR2, 144A, FRN, 6.443%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 3,800,000 3,444,144
2016-3A, CR, 144A, FRN, 5.105%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 300,000 271,697

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,k
BlueMountain CLO Ltd., (continued)
2018-1A, D, 144A, FRN, 7.465%, (3-month USD LIBOR + 3.05%),
7/30/30 ........................................... United States 5,000,000 $ 4,277,935
g,k
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 . ................... Ireland 6,200,000 EUR 5,658,709
g,k
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 5.743% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 . .................. United States 3,500,000 3,310,151
g,k
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 6.179% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 . .................. United States 9,730,950 9,025,217
g,k
Carlyle Global Market Strategies CLO Ltd. ,
2013-3A, BR, 144A, FRN, 5.779%, (3-month USD LIBOR + 1.7%),
10/15/30 .......................................... United States 300,000 274,010
2014-2RA, B, 144A, FRN, 4.73%, (3-month USD LIBOR +
1.825%), 5/15/31 .................................... United States 580,000 531,626
2014-4RA, C, 144A, FRN, 6.979%, (3-month USD LIBOR + 2.9%),
7/15/30 ........................................... United States 3,000,000 2,545,190
g,k
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
6.279% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 . ........... United States 12,000,000 11,207,679
g,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 24.676%, 12/15/43 ............... United States 176,356 166,162
2019-26, PT, 144A, FRN, 19.154%, 8/15/44 ................ United States 898,666 849,747
2019-31, PT, 144A, FRN, 17.405%, 9/15/44 ................ United States 773,169 721,991
2019-37, PT, 144A, FRN, 18.873%, 10/17/44 ............... United States 896,989 836,382
2019-42, PT, 144A, FRN, 17.521%, 11/15/44 ............... United States 890,552 838,721
2019-51, PT, 144A, FRN, 15.516%, 1/15/45 ................ United States 992,528 937,857
2019-52, PT, 144A, FRN, 16.2%, 1/15/45 .................. United States 1,047,806 998,304
2019-S1, PT, 144A, FRN, 15.545%, 4/15/44 ................ United States 325,873 305,094
2019-S2, PT, 144A, FRN, 14.644%, 5/16/44 ................ United States 293,481 272,777
2019-S3, PT, 144A, FRN, 12.449%, 6/15/44 ................ United States 455,762 425,089
2019-S4, PT, 144A, FRN, 12.341%, 8/15/44 ................ United States 633,860 600,968
2019-S5, PT, 144A, FRN, 12.756%, 9/15/44 ................ United States 603,653 568,932
2019-S6, PT, 144A, FRN, 12.14%, 10/17/44 ................ United States 597,732 556,496
2019-S7, PT, 144A, FRN, 11.181%, 12/15/44 ............... United States 451,430 421,964
2019-S8, PT, 144A, FRN, 10.176%, 1/15/45 ................ United States 604,400 565,290
2020-2, PT, 144A, FRN, 16.137%, 3/15/45 ................. United States 1,022,073 968,778
2020-7, PT, 144A, FRN, 15.32%, 4/17/45 .................. United States 597,900 559,457
g,k
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 5.119% , ( 3-month
USD LIBOR + 1.04% ), 4/15/34 . ......................... United States 30,321,000 28,884,433
g
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 12,044,329 10,333,928
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 4,458,838 3,788,625
g,k
LCM XVII LP , 17A , BRR , 144A, FRN , 5.679% , ( 3-month USD LIBOR
+ 1.6% ), 10/15/31 . ................................... United States 4,590,000 4,321,624
g,k
LCM XVIII LP , 18A , DR , 144A, FRN , 7.043% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 . .................................... United States 6,860,000 5,985,707
g,k
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN ,
3.078% , ( 3-month EURIBOR + 1.7% ), 4/15/32 . .............. Ireland 4,100,000 EUR 3,752,739
g,k
Neuberger Berman CLO XXII Ltd. , 2016-22A , CR , 144A, FRN ,
6.279% , ( 3-month USD LIBOR + 2.2% ), 10/17/30 . ........... United States 2,129,630 1,997,718
g,k
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 5.327% ,
( 3-month USD LIBOR + 1.1% ), 4/19/31 . ................... United States 7,565,193 7,416,981
g,k
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
6.125% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 . ........... United States 3,914,730 3,761,709
g,k
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
5.049% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 . ........... United States 7,475,000 7,310,410
g,o
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 18.702%, 3/15/26 ................ United States 574,630 568,371

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,o
Prosper Pass-Thru Trust III, (continued)
2020-PT2, A, 144A, FRN, 15.782%, 4/15/26 ................ United States 688,944 $ 662,975
2020-PT3, A, 144A, FRN, 13.165%, 5/15/26 ................ United States 198,653 189,012
g,k
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 6.279% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 . .............................. United States 14,100,000 13,890,747
g,o
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 12.02%, 6/15/25 ................. United States 205,596 183,775
2019-PT2, A, 144A, FRN, 15.089%, 2/15/26 ................ United States 507,962 500,534
g,k
Voya CLO Ltd. ,
2013-2A, A2AR, 144A, FRN, 5.722%, (3-month SOFR + 1.662%),
4/25/31 ........................................... United States 2,200,000 2,099,404
2013-2A, BR, 144A, FRN, 6.172%, (3-month SOFR + 2.112%),
4/25/31 ........................................... United States 5,770,000 5,359,271
2016-1A, BR, 144A, FRN, 6.025%, (3-month SOFR + 2.062%),
1/20/31 ........................................... United States 590,000 544,216
175,877,430
a a a a a a
Total Asset-Backed Securities (Cost $193,247,627) ..............................
179,561,332
Commercial Mortgage-Backed Securities 0.6%
Diversified Financial Services 0.6%
g,k
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 4.112%, (1-month USD LIBOR +
0.7%), 9/15/36 ...................................... United States 2,480,000 2,360,085
2021-VOLT, B, 144A, FRN, 4.362%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 3,890,000 3,661,516
2022-LP2, A, 144A, FRN, 4.389%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 8,777,955 8,390,206
o
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 2,336,688 1,635,682
16,047,489
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $17,361,987) ................
16,047,489
Mortgage-Backed Securities 6.2%
p
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 9,045 8,783
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.3%
FHLMC Gold Pool, 20 Year, 5%, 5/01/27 - 5/01/30 ............. United States 131,930 130,284
FHLMC Gold Pool, 30 Year, 4.5%, 10/01/40 ................. United States 46,173 44,651
FHLMC Gold Pool, 30 Year, 5%, 3/01/34 - 2/01/38 ............. United States 274,401 271,597
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 6/01/36 ........... United States 394,314 399,125
FHLMC Gold Pool, 30 Year, 6%, 6/01/33 - 6/01/37 ............. United States 165,494 167,771
FHLMC Gold Pool, 30 Year, 6.5%, 12/01/25 - 6/01/36 .......... United States 43,143 44,582
FHLMC Gold Pool, 30 Year, 7%, 5/01/28 - 8/01/32 ............. United States 7,783 7,840
FHLMC Gold Pool, 30 Year, 7.5%, 1/01/26 - 1/01/31 ........... United States 2,190 2,287
FHLMC Gold Pool, 30 Year, 8%, 11/01/25 ................... United States 26 26
FHLMC Gold Pool, 30 Year, 9%, 12/01/24 ................... United States 18 18
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 37,173,390 29,376,897
FHLMC Pool, 30 Year, 4%, 6/01/52 ........................ United States 39,931,313 36,375,466
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 61,562,273 57,857,968
FHLMC Pool, 30 Year, 5.5%, 11/01/52 ...................... United States 30,080,000 29,786,540
154,465,052
p
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 3.391%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 48,853 48,317

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 0.9%
FNMA, 15 Year, 2.5%, 7/01/27 ........................... United States 78,745 $ 75,278
FNMA, 20 Year, 4.5%, 3/01/28 ........................... United States 22,333 21,223
FNMA, 20 Year, 5%, 9/01/23 - 6/01/31 ...................... United States 168,701 165,011
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 17,968,310 15,441,492
FNMA, 30 Year, 4%, 2/01/49 ............................. United States 9,226,119 8,596,822
FNMA, 30 Year, 4.5%, 2/01/41 ........................... United States 137,470 133,167
FNMA, 30 Year, 5%, 10/01/35 ............................ United States 323,542 324,181
FNMA, 30 Year, 5.5%, 9/01/33 - 12/01/35 ................... United States 513,489 518,472
FNMA, 30 Year, 6%, 6/01/34 - 5/01/38 ...................... United States 896,147 908,077
FNMA, 30 Year, 6.5%, 3/01/28 - 10/01/37 ................... United States 140,099 146,232
FNMA, 30 Year, 7.5%, 10/01/29 ........................... United States 2,610 2,731
FNMA, 30 Year, 8%, 1/01/25 - 5/01/26 ...................... United States 770 781
26,333,467
Government National Mortgage Association (GNMA) Fixed Rate 0.0%
†
GNMA I, 30 Year, 8%, 2/15/25 ............................ United States 8 8
GNMA I, Single-family, 30 Year, 5%, 6/15/34 - 7/15/34 .......... United States 48,567 48,302
GNMA I, Single-family, 30 Year, 5.5%, 2/15/33 - 6/15/36 ........ United States 181,860 185,405
GNMA I, Single-family, 30 Year, 6%, 8/15/36 ................. United States 10,760 11,246
GNMA I, Single-family, 30 Year, 6.5%, 2/15/29 - 3/15/32 ........ United States 3,335 3,433
GNMA I, Single-family, 30 Year, 7%, 11/15/27 - 5/15/28 ......... United States 3,663 3,663
GNMA I, Single-family, 30 Year, 7.5%, 9/15/23 - 5/15/27 ........ United States 286 287
GNMA I, Single-family, 30 Year, 8%, 7/15/26 - 9/15/27 .......... United States 1,751 1,761
GNMA I, Single-family, 30 Year, 8.5%, 8/15/24 ................ United States 18 18
GNMA I, Single-family, 30 Year, 9%, 1/15/25 ................. United States 39 39
GNMA I, Single-family, 30 Year, 9.5%, 6/15/25 ................ United States 187 187
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 89,033 89,430
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 ............... United States 46,600 47,837
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 49,918 52,701
GNMA II, Single-family, 30 Year, 6.5%, 7/20/28 - 12/20/31 ....... United States 29,413 30,016
GNMA II, Single-family, 30 Year, 7.5%, 4/20/32 ............... United States 8,264 8,475
482,808
Total Mortgage-Backed Securities (Cost $191,812,606) ...........................
181,338,427
Residential Mortgage-Backed Securities 5.3%
Diversified Financial Services 2.0%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 1,446,673 1,409,615
o
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 4,032,066 3,751,937
g,o
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 1,046,880 1,006,495
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 1,925,470 1,798,512
g,o
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 3,912,226 3,579,956
g,o
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 13,459,773 11,417,357
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 4,283,696 3,633,679
g,o
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.477% ,
4/25/66 ........................................... United States 7,795,772 7,382,563
g,o
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 2,770,836 2,343,483
g,o
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 8,878,690 7,575,639
g,o
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 1,669,845 1,383,132

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
g,o
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 15,822,632 $ 13,500,477
58,782,845
a a a a a a
Thrifts & Mortgage Finance 3.3%
k
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 7.836%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 5,323,070 5,407,454
2014-DN2, M3, FRN, 7.186%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 9,625,728 9,731,699
2014-DN3, M3, FRN, 7.586%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 217,657 217,764
2014-DN4, M3, FRN, 8.136%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 2,250,276 2,273,795
2015-DNA1, M3, FRN, 6.886%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 501,577 505,647
2015-DNA3, M3, FRN, 8.286%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 7,364,590 7,574,767
2016-DNA2, M3, FRN, 8.236%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 6,709,606 6,918,464
k
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 8.836%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 4,176,179 4,257,866
2014-C01, M2, FRN, 7.986%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 5,573,733 5,642,406
2014-C02, 1M2, FRN, 6.186%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 5,159,410 5,145,211
2014-C03, 1M2, FRN, 6.586%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 11,177,260 11,204,628
2014-C03, 2M2, FRN, 6.486%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 722,212 723,783
2015-C01, 1M2, FRN, 7.886%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 1,562,912 1,590,523
2015-C02, 1M2, FRN, 7.586%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 5,517,931 5,585,842
2015-C03, 1M2, FRN, 8.586%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 6,418,508 6,527,968
2016-C01, 1M2, FRN, 10.336%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 1,175,708 1,223,231
2016-C02, 1M2, FRN, 9.586%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 9,017,169 9,321,113
2016-C03, 1M2, FRN, 8.886%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 6,238,171 6,434,782
2017-C04, 2M2, FRN, 6.436%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 4,720,022 4,773,029
95,059,972
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $170,731,788) ................
153,842,817
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 620,001 —
a
Mesquite Energy, Inc., Escrow Account ..................... United States 6,000,000 60,000
Total Escrows and Litigation Trusts (Cost $5,707,489) ...........................
60,000
Total Long Term Investments (Cost $3,244,362,068) .............................
2,769,939,594
a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.3%
d,q
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 37,963,032 $ 37,963,032
Total Money Market Funds (Cost $37,963,032) ..................................
37,963,032
Principal
Amount
*
a a a
Repurchase Agreements 1.9%
r
Joint Repurchase Agreement, 2.999%, 11/01/22 (Maturity Value
$54,079,326)
BNP Paribas Securities Corp. (Maturity Value $2,451,416)
Deutsche Bank Securities, Inc. (Maturity Value $5,045,601)
HSBC Securities (USA), Inc. (Maturity Value $46,582,309)
Collateralized by U.S. Government Agency Securities, 0.38% - 5%,
8/25/25 - 8/20/51; U.S. Treasury Bonds, 6.75%, 8/15/26; and U.S.
Treasury Notes, 2%, 8/15/25 (valued at $55,158,848) ......... 54,074,822 54,074,822
Total Repurchase Agreements (Cost $54,074,822) ...............................
54,074,822
Total Short Term Investments (Cost $92,037,854 ) ................................
92,037,854
a
Total Investments (Cost $3,336,399,922) 98.6% ..................................
$2,861,977,448
Other Assets, less Liabilities 1.4% .............................................
41,167,185
Net Assets 100.0% ...........................................................
$2,903,144,633
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 10 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $1,150,304,548, representing 39.6% of net assets.
h
The coupon rate shown represents the rate at period end.
i
See Note 7 regarding credit risk and defaulted securities.
j
See Note 1(i) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
See Note 1(g) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount of security is adjusted for inflation. See Note 1(k).
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
q
The rate shown is the annualized seven-day effective yield at period end.
r
See Note 1(c) regarding joint repurchase agreement.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2022
Franklin Strategic Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
,
At October 31, 2022, the Fund had the following marketplace loans outstanding. See Note 1(d).
Description
Principal
Amount Value
Marketplace Loans - 2.6%
Block, Inc.
4575152.SQ.FTS.B, Zero Cpn, 3/30/23 ... $ 263 $ 242
4575169.SQ.FTS.B, Zero Cpn, 3/30/23 ... 2,175 1,681
4575478.SQ.FTS.B, Zero Cpn, 3/30/23 ... 523 366
4578615.SQ.FTS.B, Zero Cpn, 4/01/23 ... 1,543 618
4579784.SQ.FTS.B, Zero Cpn, 4/01/23 ... 479 444
4580233.SQ.FTS.B, Zero Cpn, 4/01/23 ... 1,261 754
4581341.SQ.FTS.B, Zero Cpn, 4/02/23 ... 14,072 6,746
4581574.SQ.FTS.B, Zero Cpn, 4/02/23 ... 2,759 488
4583735.SQ.FTS.B, Zero Cpn, 4/04/23 ... 400 196
4583887.SQ.FTS.B, Zero Cpn, 4/04/23 ... 319 292
4583983.SQ.FTS.B, Zero Cpn, 4/04/23 ... 4,591 1,906
4584076.SQ.FTS.B, Zero Cpn, 4/04/23 ... 955 707
4585288.SQ.FTS.B, Zero Cpn, 4/04/23 ... 13,554 2,729
4587010.SQ.FTS.B, Zero Cpn, 4/05/23 ... 1,755 670
4587352.SQ.FTS.B, Zero Cpn, 4/05/23 ... 1,056 363
4588245.SQ.FTS.B, Zero Cpn, 4/05/23 ... 3,204 1,548
4589702.SQ.FTS.B, Zero Cpn, 4/05/23 ... 3,489 797
4590358.SQ.FTS.B, Zero Cpn, 4/05/23 ... 762 193
4593141.SQ.FTS.B, Zero Cpn, 4/06/23 ... 1,586 1,315
4598182.SQ.FTS.B, Zero Cpn, 4/07/23 ... 1,281 286
4598741.SQ.FTS.B, Zero Cpn, 4/07/23 ... 919 233
4602271.SQ.FTS.B, Zero Cpn, 4/08/23 ... 291 143
4602285.SQ.FTS.B, Zero Cpn, 4/08/23 ... 31,712 8,741
4604615.SQ.FTS.B, Zero Cpn, 4/09/23 ... 13,834 5,883
4604837.SQ.FTS.B, Zero Cpn, 4/09/23 ... 2,331 1,457
4604886.SQ.FTS.B, Zero Cpn, 4/10/23 ... 2,273 640
4605120.SQ.FTS.B, Zero Cpn, 4/10/23 ... 1,319 1,080
4605490.SQ.FTS.B, Zero Cpn, 4/10/23 ... 2,380 1,383
4605547.SQ.FTS.B, Zero Cpn, 4/10/23 ... 173 170
4605828.SQ.FTS.B, Zero Cpn, 4/11/23 ... 155 144
4605898.SQ.FTS.B, Zero Cpn, 4/11/23 ... 1,415 934
4606045.SQ.FTS.B, Zero Cpn, 4/11/23 ... 861 786
4606179.SQ.FTS.B, Zero Cpn, 4/11/23 ... 10,364 1,658
4606224.SQ.FTS.B, Zero Cpn, 4/11/23 ... 1,394 585
4606319.SQ.FTS.B, Zero Cpn, 4/11/23 ... 1,028 973
4606335.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,103 425
4606392.SQ.FTS.B, Zero Cpn, 4/11/23 ... 182 147
4606464.SQ.FTS.B, Zero Cpn, 4/11/23 ... 12,284 7,291
4606877.SQ.FTS.B, Zero Cpn, 4/11/23 ... 2,888 870
4607515.SQ.FTS.B, Zero Cpn, 4/12/23 ... 2,870 1,127
4607829.SQ.FTS.B, Zero Cpn, 4/12/23 ... 90 80
4609496.SQ.FTS.B, Zero Cpn, 4/12/23 ... 7,626 4,108
4609551.SQ.FTS.B, Zero Cpn, 4/12/23 ... 5,454 911
4609715.SQ.FTS.B, Zero Cpn, 4/12/23 ... 8,482 7,783
4610366.SQ.FTS.B, Zero Cpn, 4/12/23 ... 2,149 1,560
4610443.SQ.FTS.B, Zero Cpn, 4/13/23 ... 10,147 3,017
4610852.SQ.FTS.B, Zero Cpn, 4/13/23 ... 308 102
4612120.SQ.FTS.B, Zero Cpn, 4/13/23 ... 2,123 1,719
4612400.SQ.FTS.B, Zero Cpn, 4/13/23 ... 710 678
4612920.SQ.FTS.B, Zero Cpn, 4/13/23 ... 2,172 408
4621133.SQ.FTS.B, Zero Cpn, 4/15/23 ... 10,957 7,280
4621989.SQ.FTS.B, Zero Cpn, 4/15/23 ... 365 309
4622639.SQ.FTS.B, Zero Cpn, 4/15/23 ... 3,183 1,105
4623863.SQ.FTS.B, Zero Cpn, 4/16/23 ... 4,626 3,849
4624002.SQ.FTS.B, Zero Cpn, 4/16/23 ... 201 164
4624011.SQ.FTS.B, Zero Cpn, 4/16/23 ... 200 147
Description
Principal
Amount Value
Block, Inc. (continued)
4624325.SQ.FTS.B, Zero Cpn, 4/16/23 ... $ 4,039 $ 1,517
4624403.SQ.FTS.B, Zero Cpn, 4/17/23 ... 652 122
4624408.SQ.FTS.B, Zero Cpn, 4/17/23 ... 77 73
4624869.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,786 592
4624932.SQ.FTS.B, Zero Cpn, 4/17/23 ... 43 41
4625054.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,433 609
4625082.SQ.FTS.B, Zero Cpn, 4/17/23 ... 3,495 2,795
4625127.SQ.FTS.B, Zero Cpn, 4/17/23 ... 1,382 980
4625798.SQ.FTS.B, Zero Cpn, 4/18/23 ... 689 358
4626298.SQ.FTS.B, Zero Cpn, 4/18/23 ... 10,268 1,653
4626510.SQ.FTS.B, Zero Cpn, 4/18/23 ... 373 192
4626514.SQ.FTS.B, Zero Cpn, 4/18/23 ... 2,949 2,393
4627586.SQ.FTS.B, Zero Cpn, 4/18/23 ... 4,624 1,360
4629149.SQ.FTS.B, Zero Cpn, 4/19/23 ... 6,425 3,305
4629254.SQ.FTS.B, Zero Cpn, 4/19/23 ... 1,304 1,098
4631402.SQ.FTS.B, Zero Cpn, 4/20/23 ... 1,805 1,321
4632065.SQ.FTS.B, Zero Cpn, 4/20/23 ... 817 782
4632596.SQ.FTS.B, Zero Cpn, 4/20/23 ... 848 334
4632880.SQ.FTS.B, Zero Cpn, 4/20/23 ... 587 507
4635753.SQ.FTS.B, Zero Cpn, 4/21/23 ... 11,156 9,392
4636668.SQ.FTS.B, Zero Cpn, 4/21/23 ... 9,816 2,748
4638157.SQ.FTS.B, Zero Cpn, 4/22/23 ... 1,188 728
4638466.SQ.FTS.B, Zero Cpn, 4/22/23 ... 832 797
4640963.SQ.FTS.B, Zero Cpn, 4/25/23 ... 2,031 1,900
4641713.SQ.FTS.B, Zero Cpn, 4/25/23 ... 4,462 2,543
4642502.SQ.FTS.B, Zero Cpn, 4/25/23 ... 1,807 655
4643448.SQ.FTS.B, Zero Cpn, 4/25/23 ... 69 57
4643723.SQ.FTS.B, Zero Cpn, 4/25/23 ... 3,442 2,683
4643970.SQ.FTS.B, Zero Cpn, 4/26/23 ... 2,181 823
4651011.SQ.FTS.B, Zero Cpn, 4/28/23 ... 839 806
4651931.SQ.FTS.B, Zero Cpn, 4/28/23 ... 208 131
4654291.SQ.FTS.B, Zero Cpn, 4/29/23 ... 101 84
4656066.SQ.FTS.B, Zero Cpn, 4/29/23 ... 7 6
4656958.SQ.FTS.B, Zero Cpn, 4/30/23 ... 3,368 1,021
4657235.SQ.FTS.B, Zero Cpn, 4/30/23 ... 368 343
4657373.SQ.FTS.B, Zero Cpn, 4/30/23 ... 3,122 1,125
4657502.SQ.FTS.B, Zero Cpn, 4/30/23 ... 176 155
4658038.SQ.FTS.B, Zero Cpn, 5/01/23 ... 2,942 1,506
4658320.SQ.FTS.B, Zero Cpn, 5/01/23 ... 6,087 1,884
4659810.SQ.FTS.B, Zero Cpn, 5/01/23 ... 639 586
4659969.SQ.FTS.B, Zero Cpn, 5/01/23 ... 785 660
4661015.SQ.FTS.B, Zero Cpn, 5/01/23 ... 2,307 1,351
4661890.SQ.FTS.B, Zero Cpn, 5/02/23 ... 3,112 895
4662184.SQ.FTS.B, Zero Cpn, 5/02/23 ... 2,428 1,352
4662309.SQ.FTS.B, Zero Cpn, 5/02/23 ... 17,322 8,475
4662910.SQ.FTS.B, Zero Cpn, 5/02/23 ... 1,974 1,098
4663096.SQ.FTS.B, Zero Cpn, 5/02/23 ... 27,120 8,194
4663347.SQ.FTS.B, Zero Cpn, 5/02/23 ... 2,167 1,755
4663916.SQ.FTS.B, Zero Cpn, 5/02/23 ... 24,742 7,476
4665676.SQ.FTS.B, Zero Cpn, 5/03/23 ... 4,500 2,095
4666114.SQ.FTS.B, Zero Cpn, 5/03/23 ... 291 246
4666154.SQ.FTS.B, Zero Cpn, 5/03/23 ... 1,135 1,034
4666752.SQ.FTS.B, Zero Cpn, 5/03/23 ... 663 638
4671121.SQ.FTS.B, Zero Cpn, 5/04/23 ... 5,954 2,264
4675799.SQ.FTS.B, Zero Cpn, 5/05/23 ... 3,286 690
4676126.SQ.FTS.B, Zero Cpn, 5/05/23 ... 1,693 1,590

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4677655.SQ.FTS.B, Zero Cpn, 5/06/23 ... $ 3,453 $ 1,252
4677749.SQ.FTS.B, Zero Cpn, 5/06/23 ... 277 78
4677833.SQ.FTS.B, Zero Cpn, 5/06/23 ... 1,184 1,158
4677893.SQ.FTS.B, Zero Cpn, 5/06/23 ... 1,996 658
4681076.SQ.FTS.B, Zero Cpn, 5/08/23 ... 3,047 2,748
4684185.SQ.FTS.B, Zero Cpn, 5/08/23 ... 732 558
4689630.SQ.FTS.B, Zero Cpn, 5/09/23 ... 267 154
4691756.SQ.FTS.B, Zero Cpn, 5/09/23 ... 7,269 1,591
4692191.SQ.FTS.B, Zero Cpn, 5/09/23 ... 9,958 5,121
4692642.SQ.FTS.B, Zero Cpn, 5/09/23 ... 2,370 1,656
4692944.SQ.FTS.B, Zero Cpn, 5/09/23 ... 220 127
4692982.SQ.FTS.B, Zero Cpn, 5/09/23 ... 565 209
4693423.SQ.FTS.B, Zero Cpn, 5/09/23 ... 15,610 9,047
4693941.SQ.FTS.B, Zero Cpn, 5/09/23 ... 8,872 2,728
4694140.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,320 639
4694200.SQ.FTS.B, Zero Cpn, 5/09/23 ... 1,118 496
4701939.SQ.FTS.B, Zero Cpn, 5/10/23 ... 1,446 1,112
4704915.SQ.FTS.B, Zero Cpn, 5/10/23 ... 6,164 5,479
4706450.SQ.FTS.B, Zero Cpn, 5/10/23 ... 6,009 4,596
4706808.SQ.FTS.B, Zero Cpn, 5/10/23 ... 5,406 2,791
4707232.SQ.FTS.B, Zero Cpn, 5/11/23 ... 138 122
4707248.SQ.FTS.B, Zero Cpn, 5/11/23 ... 641 494
4707269.SQ.FTS.B, Zero Cpn, 5/11/23 ... 424 409
4707511.SQ.FTS.B, Zero Cpn, 5/11/23 ... 3,669 2,814
4708881.SQ.FTS.B, Zero Cpn, 5/12/23 ... 5,605 3,992
4711828.SQ.FTS.B, Zero Cpn, 5/12/23 ... 3,500 2,588
4713461.SQ.FTS.B, Zero Cpn, 5/13/23 ... 55 47
4714060.SQ.FTS.B, Zero Cpn, 5/13/23 ... 1,082 526
4714469.SQ.FTS.B, Zero Cpn, 5/14/23 ... 828 135
4723373.SQ.FTS.B, Zero Cpn, 5/16/23 ... 386 374
4728338.SQ.FTS.B, Zero Cpn, 5/17/23 ... 3,202 2,618
4728592.SQ.FTS.B, Zero Cpn, 5/17/23 ... 204 199
4729437.SQ.FTS.B, Zero Cpn, 5/17/23 ... 2,324 1,688
4738688.SQ.FTS.B, Zero Cpn, 5/18/23 ... 1,226 738
4738753.SQ.FTS.B, Zero Cpn, 5/18/23 ... 5,742 2,630
4740841.SQ.FTS.B, Zero Cpn, 5/18/23 ... 3,632 2,976
4741312.SQ.FTS.B, Zero Cpn, 5/18/23 ... 3,323 2,392
4747188.SQ.FTS.B, Zero Cpn, 5/19/23 ... 553 184
4750103.SQ.FTS.B, Zero Cpn, 5/20/23 ... 8,831 5,386
4750298.SQ.FTS.B, Zero Cpn, 5/20/23 ... 1,313 1,251
4750803.SQ.FTS.B, Zero Cpn, 5/21/23 ... 3,382 2,460
4751536.SQ.FTS.B, Zero Cpn, 5/21/23 ... 49 48
4754132.SQ.FTS.B, Zero Cpn, 5/22/23 ... 2,569 2,243
4754491.SQ.FTS.B, Zero Cpn, 5/22/23 ... 197 176
4756608.SQ.FTS.B, Zero Cpn, 5/22/23 ... 7,287 4,192
4761374.SQ.FTS.B, Zero Cpn, 5/23/23 ... 9 8
4764584.SQ.FTS.B, Zero Cpn, 5/23/23 ... 523 358
4773604.SQ.FTS.B, Zero Cpn, 5/24/23 ... 9,605 3,153
4773759.SQ.FTS.B, Zero Cpn, 5/24/23 ... 461 191
4774144.SQ.FTS.B, Zero Cpn, 5/24/23 ... 1,844 1,042
4777755.SQ.FTS.B, Zero Cpn, 5/24/23 ... 561 141
4777853.SQ.FTS.B, Zero Cpn, 5/24/23 ... 1,895 1,072
4777946.SQ.FTS.B, Zero Cpn, 5/24/23 ... 1,498 1,400
4779439.SQ.FTS.B, Zero Cpn, 5/25/23 ... 1,341 485
4779581.SQ.FTS.B, Zero Cpn, 5/25/23 ... 245 221
4779678.SQ.FTS.B, Zero Cpn, 5/25/23 ... 4,444 1,970
4782528.SQ.FTS.B, Zero Cpn, 5/26/23 ... 414 194
4785399.SQ.FTS.B, Zero Cpn, 5/27/23 ... 300 158
Description
Principal
Amount Value
Block, Inc. (continued)
4786029.SQ.FTS.B, Zero Cpn, 5/28/23 ... $ 101 $ 99
4786214.SQ.FTS.B, Zero Cpn, 5/28/23 ... 1,598 404
4789370.SQ.FTS.B, Zero Cpn, 5/29/23 ... 11,262 7,239
4790824.SQ.FTS.B, Zero Cpn, 5/29/23 ... 3,330 1,464
4792640.SQ.FTS.B, Zero Cpn, 5/30/23 ... 1,335 1,185
4792978.SQ.FTS.B, Zero Cpn, 5/30/23 ... 1,951 947
4794760.SQ.FTS.B, Zero Cpn, 5/30/23 ... 3,766 3,671
4796452.SQ.FTS.B, Zero Cpn, 5/30/23 ... 2,527 2,114
4796651.SQ.FTS.B, Zero Cpn, 6/01/23 ... 3,524 1,000
4798801.SQ.FTS.B, Zero Cpn, 6/01/23 ... 845 791
4798843.SQ.FTS.B, Zero Cpn, 6/01/23 ... 5,015 3,495
4799719.SQ.FTS.B, Zero Cpn, 6/01/23 ... 1,287 1,199
4800609.SQ.FTS.B, Zero Cpn, 6/01/23 ... 1,662 1,458
4807880.SQ.FTS.B, Zero Cpn, 6/02/23 ... 19,924 13,590
4808500.SQ.FTS.B, Zero Cpn, 6/02/23 ... 21,297 19,839
4809479.SQ.FTS.B, Zero Cpn, 6/02/23 ... 26 24
4809809.SQ.FTS.B, Zero Cpn, 6/02/23 ... 351 261
4809840.SQ.FTS.B, Zero Cpn, 6/02/23 ... 903 741
4810075.SQ.FTS.B, Zero Cpn, 6/03/23 ... 2,449 2,098
4811176.SQ.FTS.B, Zero Cpn, 6/03/23 ... 7,490 6,935
4813403.SQ.FTS.B, Zero Cpn, 6/03/23 ... 4,862 4,370
4814403.SQ.FTS.B, Zero Cpn, 6/04/23 ... 8,259 7,715
4815062.SQ.FTS.B, Zero Cpn, 6/04/23 ... 7,248 6,325
4815617.SQ.FTS.B, Zero Cpn, 6/05/23 ... 1,372 764
4815646.SQ.FTS.B, Zero Cpn, 6/05/23 ... 5,300 4,779
4815836.SQ.FTS.B, Zero Cpn, 6/05/23 ... 5,119 4,736
4816871.SQ.FTS.B, Zero Cpn, 6/06/23 ... 872 667
4817415.SQ.FTS.B, Zero Cpn, 6/06/23 ... 218 199
4817437.SQ.FTS.B, Zero Cpn, 6/06/23 ... 1,415 1,163
4820091.SQ.FTS.B, Zero Cpn, 6/07/23 ... 4,193 2,205
4820553.SQ.FTS.B, Zero Cpn, 6/07/23 ... 10,164 2,328
4821781.SQ.FTS.B, Zero Cpn, 6/08/23 ... 1,546 1,391
4821904.SQ.FTS.B, Zero Cpn, 6/08/23 ... 796 146
4821908.SQ.FTS.B, Zero Cpn, 6/08/23 ... 698 389
4822221.SQ.FTS.B, Zero Cpn, 6/08/23 ... 3,231 2,617
4822253.SQ.FTS.B, Zero Cpn, 6/08/23 ... 3,204 1,980
4830294.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,175 948
4830320.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,588 1,542
4830906.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,196 1,488
4830931.SQ.FTS.B, Zero Cpn, 6/10/23 ... 256 175
4830936.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,956 1,888
4831001.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,649 2,357
4831110.SQ.FTS.B, Zero Cpn, 6/10/23 ... 962 350
4831201.SQ.FTS.B, Zero Cpn, 6/10/23 ... 5,687 4,612
4831269.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,823 1,358
4831353.SQ.FTS.B, Zero Cpn, 6/10/23 ... 4,100 3,302
4831650.SQ.FTS.B, Zero Cpn, 6/10/23 ... 395 383
4831653.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,099 704
4831675.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,295 1,174
4831721.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,781 1,627
4831986.SQ.FTS.B, Zero Cpn, 6/10/23 ... 9,697 6,661
4832127.SQ.FTS.B, Zero Cpn, 6/10/23 ... 795 732
4832297.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,093 960
4832548.SQ.FTS.B, Zero Cpn, 6/10/23 ... 10,303 3,828
4833494.SQ.FTS.B, Zero Cpn, 6/11/23 ... 1,172 1,064
4833520.SQ.FTS.B, Zero Cpn, 6/11/23 ... 4,974 1,837
4834054.SQ.FTS.B, Zero Cpn, 6/12/23 ... 1,068 728
4834162.SQ.FTS.B, Zero Cpn, 6/12/23 ... 388 268

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4837601.SQ.FTS.B, Zero Cpn, 6/13/23 ... $ 4,396 $ 4,106
4837849.SQ.FTS.B, Zero Cpn, 6/13/23 ... 161 158
4837910.SQ.FTS.B, Zero Cpn, 6/14/23 ... 3,183 3,131
4838333.SQ.FTS.B, Zero Cpn, 6/14/23 ... 750 132
4838538.SQ.FTS.B, Zero Cpn, 6/14/23 ... 5,177 4,837
4838950.SQ.FTS.B, Zero Cpn, 6/14/23 ... 2,927 2,834
4839102.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,596 581
4839768.SQ.FTS.B, Zero Cpn, 6/14/23 ... 4,040 3,318
4840040.SQ.FTS.B, Zero Cpn, 6/14/23 ... 2,418 2,225
4841116.SQ.FTS.B, Zero Cpn, 6/15/23 ... 11,234 3,343
4841767.SQ.FTS.B, Zero Cpn, 6/15/23 ... 792 778
4842088.SQ.FTS.B, Zero Cpn, 6/15/23 ... 341 331
4842161.SQ.FTS.B, Zero Cpn, 6/15/23 ... 669 658
4842324.SQ.FTS.B, Zero Cpn, 6/15/23 ... 285 266
4842421.SQ.FTS.B, Zero Cpn, 6/15/23 ... 401 351
4842605.SQ.FTS.B, Zero Cpn, 6/15/23 ... 4,055 1,138
4842631.SQ.FTS.B, Zero Cpn, 6/15/23 ... 5,776 2,781
4843200.SQ.FTS.B, Zero Cpn, 6/15/23 ... 4,028 3,649
4843394.SQ.FTS.B, Zero Cpn, 6/15/23 ... 587 573
4848370.SQ.FTS.B, Zero Cpn, 6/16/23 ... 17,060 8,371
4848622.SQ.FTS.B, Zero Cpn, 6/16/23 ... 2,123 1,957
4848754.SQ.FTS.B, Zero Cpn, 6/16/23 ... 417 333
4850611.SQ.FTS.B, Zero Cpn, 6/16/23 ... 137 131
4852345.SQ.FTS.B, Zero Cpn, 6/16/23 ... 595 559
4857633.SQ.FTS.B, Zero Cpn, 6/16/23 ... 2,362 1,025
4858139.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,071 1,018
4858432.SQ.FTS.B, Zero Cpn, 6/17/23 ... 2,060 1,995
4859995.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,397 1,270
4861461.SQ.FTS.B, Zero Cpn, 6/17/23 ... 490 329
4862012.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,495 1,333
4862034.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,199 980
4862074.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,728 1,534
4862192.SQ.FTS.B, Zero Cpn, 6/18/23 ... 11,659 8,805
4862341.SQ.FTS.B, Zero Cpn, 6/18/23 ... 758 193
4862443.SQ.FTS.B, Zero Cpn, 6/18/23 ... 7,578 2,778
4862615.SQ.FTS.B, Zero Cpn, 6/18/23 ... 4,715 3,589
4862769.SQ.FTS.B, Zero Cpn, 6/19/23 ... 9,459 4,555
4862938.SQ.FTS.B, Zero Cpn, 6/19/23 ... 691 573
4862998.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,298 489
4863011.SQ.FTS.B, Zero Cpn, 6/19/23 ... 491 354
4863062.SQ.FTS.B, Zero Cpn, 6/19/23 ... 3,882 968
4863186.SQ.FTS.B, Zero Cpn, 6/19/23 ... 4,072 2,951
4863238.SQ.FTS.B, Zero Cpn, 6/19/23 ... 2,993 2,199
4863272.SQ.FTS.B, Zero Cpn, 6/19/23 ... 342 211
4863359.SQ.FTS.B, Zero Cpn, 6/19/23 ... 8,199 7,789
4863412.SQ.FTS.B, Zero Cpn, 6/19/23 ... 11,651 6,276
4863607.SQ.FTS.B, Zero Cpn, 6/20/23 ... 2,417 2,236
4863925.SQ.FTS.B, Zero Cpn, 6/20/23 ... 4,583 3,953
4864375.SQ.FTS.B, Zero Cpn, 6/20/23 ... 619 581
4865141.SQ.FTS.B, Zero Cpn, 6/20/23 ... 883 349
4865515.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,576 630
4866807.SQ.FTS.B, Zero Cpn, 6/20/23 ... 197 143
4867257.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,599 1,212
4867656.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,663 4,436
4867843.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,033 813
4867903.SQ.FTS.B, Zero Cpn, 6/21/23 ... 959 834
4868090.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,326 1,275
4868203.SQ.FTS.B, Zero Cpn, 6/21/23 ... 665 651
Description
Principal
Amount Value
Block, Inc. (continued)
4868757.SQ.FTS.B, Zero Cpn, 6/21/23 ... $ 3,219 $ 2,975
4868828.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,422 3,833
4868920.SQ.FTS.B, Zero Cpn, 6/21/23 ... 8,330 7,714
4869171.SQ.FTS.B, Zero Cpn, 6/21/23 ... 2,092 410
4869512.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,948 4,336
4869815.SQ.FTS.B, Zero Cpn, 6/21/23 ... 7,257 2,304
4871810.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,824 2,271
4871837.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,420 569
4871853.SQ.FTS.B, Zero Cpn, 6/22/23 ... 5,367 5,110
4871894.SQ.FTS.B, Zero Cpn, 6/22/23 ... 9,675 7,997
4871917.SQ.FTS.B, Zero Cpn, 6/22/23 ... 460 451
4871993.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,563 1,487
4872022.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,378 650
4872027.SQ.FTS.B, Zero Cpn, 6/22/23 ... 6,904 4,724
4872072.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,449 1,309
4872091.SQ.FTS.B, Zero Cpn, 6/22/23 ... 7,514 7,305
4872437.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,683 676
4872443.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,147 1,051
4872518.SQ.FTS.B, Zero Cpn, 6/22/23 ... 165 140
4872570.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,861 1,626
4872788.SQ.FTS.B, Zero Cpn, 6/22/23 ... 216 212
4872983.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,517 2,077
4873161.SQ.FTS.B, Zero Cpn, 6/22/23 ... 4,758 4,577
4873297.SQ.FTS.B, Zero Cpn, 6/22/23 ... 208 153
4873313.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,652 846
4873405.SQ.FTS.B, Zero Cpn, 6/22/23 ... 7,298 7,084
4873601.SQ.FTS.B, Zero Cpn, 6/22/23 ... 2,102 1,540
4874157.SQ.FTS.B, Zero Cpn, 6/23/23 ... 3,873 2,241
4874257.SQ.FTS.B, Zero Cpn, 6/23/23 ... 2,438 2,269
4874535.SQ.FTS.B, Zero Cpn, 6/23/23 ... 977 371
4874544.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,809 1,147
4874609.SQ.FTS.B, Zero Cpn, 6/23/23 ... 6,272 4,621
4874750.SQ.FTS.B, Zero Cpn, 6/23/23 ... 281 198
4874845.SQ.FTS.B, Zero Cpn, 6/23/23 ... 3,811 2,728
4874998.SQ.FTS.B, Zero Cpn, 6/23/23 ... 519 509
4875372.SQ.FTS.B, Zero Cpn, 6/23/23 ... 3,120 3,056
4875644.SQ.FTS.B, Zero Cpn, 6/23/23 ... 306 302
4875681.SQ.FTS.B, Zero Cpn, 6/23/23 ... 11,355 10,558
4875940.SQ.FTS.B, Zero Cpn, 6/23/23 ... 10,774 7,990
4876174.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,034 790
4876226.SQ.FTS.B, Zero Cpn, 6/23/23 ... 3,623 3,399
4876445.SQ.FTS.B, Zero Cpn, 6/23/23 ... 264 258
4876467.SQ.FTS.B, Zero Cpn, 6/23/23 ... 464 451
4876493.SQ.FTS.B, Zero Cpn, 6/24/23 ... 241 234
4876670.SQ.FTS.B, Zero Cpn, 6/24/23 ... 3,025 2,554
4876741.SQ.FTS.B, Zero Cpn, 6/24/23 ... 358 315
4876778.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,106 931
4876827.SQ.FTS.B, Zero Cpn, 6/24/23 ... 12,965 3,487
4876890.SQ.FTS.B, Zero Cpn, 6/24/23 ... 510 473
4876933.SQ.FTS.B, Zero Cpn, 6/24/23 ... 11,333 9,913
4876974.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,159 1,132
4877017.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,513 381
4877057.SQ.FTS.B, Zero Cpn, 6/24/23 ... 630 366
4877067.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,174 223
4877069.SQ.FTS.B, Zero Cpn, 6/24/23 ... 493 471
4877095.SQ.FTS.B, Zero Cpn, 6/24/23 ... 683 663
4877152.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,364 1,249
4877160.SQ.FTS.B, Zero Cpn, 6/24/23 ... 398 296

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4877161.SQ.FTS.B, Zero Cpn, 6/24/23 ... $ 1,734 $ 1,185
4877248.SQ.FTS.B, Zero Cpn, 6/25/23 ... 576 394
4877254.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,462 941
4877316.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,326 1,189
4877394.SQ.FTS.B, Zero Cpn, 6/25/23 ... 4,239 3,987
4877494.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,564 1,523
4877530.SQ.FTS.B, Zero Cpn, 6/25/23 ... 378 346
4877534.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,935 1,435
4877698.SQ.FTS.B, Zero Cpn, 6/26/23 ... 6,318 5,864
4877943.SQ.FTS.B, Zero Cpn, 6/26/23 ... 2,582 2,130
4878000.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,258 1,974
4878103.SQ.FTS.B, Zero Cpn, 6/27/23 ... 627 291
4878504.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,475 1,349
4878717.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,890 1,608
4878727.SQ.FTS.B, Zero Cpn, 6/27/23 ... 442 430
4878787.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,067 1,172
4878962.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,964 796
4879027.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,223 1,073
4879124.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,788 2,899
4879260.SQ.FTS.B, Zero Cpn, 6/27/23 ... 7,261 4,184
4879279.SQ.FTS.B, Zero Cpn, 6/27/23 ... 5,925 5,564
4879371.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,006 691
4879455.SQ.FTS.B, Zero Cpn, 6/27/23 ... 26,656 19,298
4879583.SQ.FTS.B, Zero Cpn, 6/27/23 ... 6,395 5,958
4879607.SQ.FTS.B, Zero Cpn, 6/27/23 ... 12,731 7,119
4879728.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,694 929
4879828.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,215 1,145
4879944.SQ.FTS.B, Zero Cpn, 6/27/23 ... 762 683
4880063.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,798 1,817
4880161.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,362 1,271
4880228.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,648 3,481
4880271.SQ.FTS.B, Zero Cpn, 6/27/23 ... 5,352 1,809
4880273.SQ.FTS.B, Zero Cpn, 6/27/23 ... 32,499 12,519
4880279.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,316 4,024
4880336.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,086 1,989
4880374.SQ.FTS.B, Zero Cpn, 6/28/23 ... 12,118 10,316
4880560.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,099 1,026
4880603.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,260 1,116
4880642.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,063 1,971
4880766.SQ.FTS.B, Zero Cpn, 6/28/23 ... 4,397 3,621
4880840.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,811 2,251
4880881.SQ.FTS.B, Zero Cpn, 6/28/23 ... 274 114
4881216.SQ.FTS.B, Zero Cpn, 6/28/23 ... 174 166
4881269.SQ.FTS.B, Zero Cpn, 6/28/23 ... 538 524
4881332.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,718 1,158
4881387.SQ.FTS.B, Zero Cpn, 6/28/23 ... 751 674
4881418.SQ.FTS.B, Zero Cpn, 6/28/23 ... 21,600 20,593
4881595.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,596 1,428
4881625.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,074 340
4881632.SQ.FTS.B, Zero Cpn, 6/28/23 ... 5,202 861
4881661.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,977 2,765
4881866.SQ.FTS.B, Zero Cpn, 6/28/23 ... 8,898 8,387
4881933.SQ.FTS.B, Zero Cpn, 6/28/23 ... 502 375
4881955.SQ.FTS.B, Zero Cpn, 6/28/23 ... 184 181
4881967.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,443 778
4882127.SQ.FTS.B, Zero Cpn, 6/28/23 ... 35,043 10,875
4882292.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,935 1,510
4882536.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,725 1,650
Description
Principal
Amount Value
Block, Inc. (continued)
4882630.SQ.FTS.B, Zero Cpn, 6/28/23 ... $ 6,142 $ 4,446
4882665.SQ.FTS.B, Zero Cpn, 6/28/23 ... 3,983 3,292
4885527.SQ.FTS.B, Zero Cpn, 6/29/23 ... 2,508 2,453
4886544.SQ.FTS.B, Zero Cpn, 6/30/23 ... 14,041 13,500
4886903.SQ.FTS.B, Zero Cpn, 6/30/23 ... 2,071 552
4886912.SQ.FTS.B, Zero Cpn, 6/30/23 ... 2,287 731
4887115.SQ.FTS.B, Zero Cpn, 6/30/23 ... 2,290 1,905
4887212.SQ.FTS.B, Zero Cpn, 6/30/23 ... 344 339
4888694.SQ.FTS.B, Zero Cpn, 6/30/23 ... 5,909 4,095
4888956.SQ.FTS.B, Zero Cpn, 6/30/23 ... 1,098 1,079
4889117.SQ.FTS.B, Zero Cpn, 6/30/23 ... 4,729 4,610
4889268.SQ.FTS.B, Zero Cpn, 6/30/23 ... 700 250
4889279.SQ.FTS.B, Zero Cpn, 6/30/23 ... 6,234 5,531
4889327.SQ.FTS.B, Zero Cpn, 6/30/23 ... 2,044 1,836
4889435.SQ.FTS.B, Zero Cpn, 6/30/23 ... 1,417 1,345
4889574.SQ.FTS.B, Zero Cpn, 7/01/23 ... 3,363 1,368
4889623.SQ.FTS.B, Zero Cpn, 7/01/23 ... 4,645 4,389
4889768.SQ.FTS.B, Zero Cpn, 7/01/23 ... 1,159 388
4889983.SQ.FTS.B, Zero Cpn, 7/02/23 ... 14,086 11,705
4891202.SQ.FTS.B, Zero Cpn, 7/03/23 ... 6,555 5,188
4891988.SQ.FTS.B, Zero Cpn, 7/03/23 ... 738 724
4893066.SQ.FTS.B, Zero Cpn, 7/04/23 ... 3,265 660
4893104.SQ.FTS.B, Zero Cpn, 7/04/23 ... 811 597
4893123.SQ.FTS.B, Zero Cpn, 7/04/23 ... 2,055 1,322
4894101.SQ.FTS.B, Zero Cpn, 7/04/23 ... 12,955 9,432
4894444.SQ.FTS.B, Zero Cpn, 7/04/23 ... 1,282 1,011
4894456.SQ.FTS.B, Zero Cpn, 7/04/23 ... 4,175 2,064
4894507.SQ.FTS.B, Zero Cpn, 7/04/23 ... 30,874 15,819
4894821.SQ.FTS.B, Zero Cpn, 7/04/23 ... 2,681 865
4894946.SQ.FTS.B, Zero Cpn, 7/05/23 ... 929 910
4895085.SQ.FTS.B, Zero Cpn, 7/05/23 ... 2,804 1,857
4895122.SQ.FTS.B, Zero Cpn, 7/05/23 ... 305 299
4895125.SQ.FTS.B, Zero Cpn, 7/05/23 ... 4,868 3,698
4895205.SQ.FTS.B, Zero Cpn, 7/05/23 ... 344 298
4895222.SQ.FTS.B, Zero Cpn, 7/05/23 ... 1,287 637
4896484.SQ.FTS.B, Zero Cpn, 7/05/23 ... 903 328
4896547.SQ.FTS.B, Zero Cpn, 7/05/23 ... 6,057 2,113
4896736.SQ.FTS.B, Zero Cpn, 7/05/23 ... 17,228 15,544
4898411.SQ.FTS.B, Zero Cpn, 7/06/23 ... 4,163 2,317
4898442.SQ.FTS.B, Zero Cpn, 7/06/23 ... 11 11
4898556.SQ.FTS.B, Zero Cpn, 7/06/23 ... 2,809 2,547
4898791.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,410 1,268
4898852.SQ.FTS.B, Zero Cpn, 7/06/23 ... 2,213 1,687
4898988.SQ.FTS.B, Zero Cpn, 7/06/23 ... 195 191
4899015.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,035 1,016
4899151.SQ.FTS.B, Zero Cpn, 7/06/23 ... 3,754 1,960
4899197.SQ.FTS.B, Zero Cpn, 7/06/23 ... 3,568 3,509
4899522.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,070 1,031
4899774.SQ.FTS.B, Zero Cpn, 7/06/23 ... 1,876 1,807
4902887.SQ.FTS.B, Zero Cpn, 7/08/23 ... 2,643 1,129
4902907.SQ.FTS.B, Zero Cpn, 7/08/23 ... 312 284
4903123.SQ.FTS.B, Zero Cpn, 7/08/23 ... 766 592
4903532.SQ.FTS.B, Zero Cpn, 7/09/23 ... 833 819
4903700.SQ.FTS.B, Zero Cpn, 7/09/23 ... 1,038 1,017
4904362.SQ.FTS.B, Zero Cpn, 7/10/23 ... 3,755 3,573
4905436.SQ.FTS.B, Zero Cpn, 7/10/23 ... 889 578
4905695.SQ.FTS.B, Zero Cpn, 7/10/23 ... 1,401 1,349
4905830.SQ.FTS.B, Zero Cpn, 7/10/23 ... 1,360 1,324

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4905897.SQ.FTS.B, Zero Cpn, 7/10/23 ... $ 5,480 $ 5,337
4906260.SQ.FTS.B, Zero Cpn, 7/11/23 ... 9,373 8,543
4906979.SQ.FTS.B, Zero Cpn, 7/11/23 ... 449 423
4907364.SQ.FTS.B, Zero Cpn, 7/11/23 ... 1,626 588
4908030.SQ.FTS.B, Zero Cpn, 7/11/23 ... 644 629
4908064.SQ.FTS.B, Zero Cpn, 7/11/23 ... 26,257 23,833
4908757.SQ.FTS.B, Zero Cpn, 7/12/23 ... 6,275 5,715
4913000.SQ.FTS.B, Zero Cpn, 7/13/23 ... 3,026 2,632
4913185.SQ.FTS.B, Zero Cpn, 7/13/23 ... 10,004 7,574
4913461.SQ.FTS.B, Zero Cpn, 7/13/23 ... 1,376 1,093
4913780.SQ.FTS.B, Zero Cpn, 7/13/23 ... 1,031 898
4913824.SQ.FTS.B, Zero Cpn, 7/13/23 ... 7,571 7,417
4914425.SQ.FTS.B, Zero Cpn, 7/13/23 ... 2,732 2,496
4916174.SQ.FTS.B, Zero Cpn, 7/14/23 ... 433 413
4916400.SQ.FTS.B, Zero Cpn, 7/14/23 ... 991 802
4916628.SQ.FTS.B, Zero Cpn, 7/14/23 ... 369 360
4916640.SQ.FTS.B, Zero Cpn, 7/14/23 ... 2,652 1,748
4916673.SQ.FTS.B, Zero Cpn, 7/14/23 ... 9,163 6,127
4916836.SQ.FTS.B, Zero Cpn, 7/14/23 ... 1,907 1,539
4922562.SQ.FTS.B, Zero Cpn, 7/14/23 ... 8,818 4,749
4922742.SQ.FTS.B, Zero Cpn, 7/14/23 ... 2,586 2,433
4922790.SQ.FTS.B, Zero Cpn, 7/14/23 ... 619 266
4923082.SQ.FTS.B, Zero Cpn, 7/15/23 ... 953 934
4923122.SQ.FTS.B, Zero Cpn, 7/15/23 ... 2,546 2,158
4923335.SQ.FTS.B, Zero Cpn, 7/15/23 ... 2,973 2,912
4923493.SQ.FTS.B, Zero Cpn, 7/15/23 ... 148 117
4923524.SQ.FTS.B, Zero Cpn, 7/16/23 ... 1,799 1,571
4923558.SQ.FTS.B, Zero Cpn, 7/16/23 ... 2,056 2,017
4923904.SQ.FTS.B, Zero Cpn, 7/16/23 ... 5,688 5,511
4924138.SQ.FTS.B, Zero Cpn, 7/17/23 ... 42 41
4924184.SQ.FTS.B, Zero Cpn, 7/17/23 ... 695 662
4924206.SQ.FTS.B, Zero Cpn, 7/17/23 ... 10,074 8,781
4924475.SQ.FTS.B, Zero Cpn, 7/17/23 ... 1,211 818
4924547.SQ.FTS.B, Zero Cpn, 7/17/23 ... 9,594 8,362
4924642.SQ.FTS.B, Zero Cpn, 7/17/23 ... 495 313
4924701.SQ.FTS.B, Zero Cpn, 7/18/23 ... 3,458 3,153
4925329.SQ.FTS.B, Zero Cpn, 7/18/23 ... 1,389 883
4925376.SQ.FTS.B, Zero Cpn, 7/18/23 ... 1,040 1,023
4925660.SQ.FTS.B, Zero Cpn, 7/18/23 ... 708 681
4925730.SQ.FTS.B, Zero Cpn, 7/18/23 ... 1,142 892
4925959.SQ.FTS.B, Zero Cpn, 7/18/23 ... 487 478
4926230.SQ.FTS.B, Zero Cpn, 7/18/23 ... 2,981 1,276
4926287.SQ.FTS.B, Zero Cpn, 7/18/23 ... 8,231 7,140
4926799.SQ.FTS.B, Zero Cpn, 7/18/23 ... 734 655
4926854.SQ.FTS.B, Zero Cpn, 7/19/23 ... 1,174 1,150
4927610.SQ.FTS.B, Zero Cpn, 7/19/23 ... 1,755 1,695
4927752.SQ.FTS.B, Zero Cpn, 7/19/23 ... 238 217
4928103.SQ.FTS.B, Zero Cpn, 7/19/23 ... 1,220 1,126
4928876.SQ.FTS.B, Zero Cpn, 7/19/23 ... 764 221
4930391.SQ.FTS.B, Zero Cpn, 7/20/23 ... 1,457 1,324
4931016.SQ.FTS.B, Zero Cpn, 7/20/23 ... 928 174
4931020.SQ.FTS.B, Zero Cpn, 7/20/23 ... 10,152 6,811
4931388.SQ.FTS.B, Zero Cpn, 7/20/23 ... 2,648 2,562
4931731.SQ.FTS.B, Zero Cpn, 7/20/23 ... 757 745
4931993.SQ.FTS.B, Zero Cpn, 7/20/23 ... – –
4932029.SQ.FTS.B, Zero Cpn, 7/20/23 ... 439 430
4932773.SQ.FTS.B, Zero Cpn, 7/21/23 ... 1,716 1,689
4933293.SQ.FTS.B, Zero Cpn, 7/21/23 ... 3,351 3,188
Description
Principal
Amount Value
Block, Inc. (continued)
4933448.SQ.FTS.B, Zero Cpn, 7/21/23 ... $ 1,184 $ 1,141
4934833.SQ.FTS.B, Zero Cpn, 7/21/23 ... 5,919 4,557
4934866.SQ.FTS.B, Zero Cpn, 7/21/23 ... 8,846 5,107
4935090.SQ.FTS.B, Zero Cpn, 7/22/23 ... 162 148
4935271.SQ.FTS.B, Zero Cpn, 7/22/23 ... 279 273
4935485.SQ.FTS.B, Zero Cpn, 7/22/23 ... 2,899 1,309
4935511.SQ.FTS.B, Zero Cpn, 7/22/23 ... 450 229
4935850.SQ.FTS.B, Zero Cpn, 7/23/23 ... 4,114 2,556
4935902.SQ.FTS.B, Zero Cpn, 7/23/23 ... 1,659 1,574
4935921.SQ.FTS.B, Zero Cpn, 7/23/23 ... 1,792 1,353
4935990.SQ.FTS.B, Zero Cpn, 7/23/23 ... 1,023 1,005
4936069.SQ.FTS.B, Zero Cpn, 7/23/23 ... 136 125
4936183.SQ.FTS.B, Zero Cpn, 7/24/23 ... 1,191 1,128
4937157.SQ.FTS.B, Zero Cpn, 7/24/23 ... 6,074 5,967
4937490.SQ.FTS.B, Zero Cpn, 7/24/23 ... 183 179
4938397.SQ.FTS.B, Zero Cpn, 7/24/23 ... 6,215 6,076
4938836.SQ.FTS.B, Zero Cpn, 7/24/23 ... 6,841 6,441
4939230.SQ.FTS.B, Zero Cpn, 7/25/23 ... 1,102 1,079
4939413.SQ.FTS.B, Zero Cpn, 7/25/23 ... 211 200
4939841.SQ.FTS.B, Zero Cpn, 7/25/23 ... 1,978 1,937
4940284.SQ.FTS.B, Zero Cpn, 7/25/23 ... 5,858 4,901
4940438.SQ.FTS.B, Zero Cpn, 7/25/23 ... 13,109 12,116
4940732.SQ.FTS.B, Zero Cpn, 7/25/23 ... 911 797
4940746.SQ.FTS.B, Zero Cpn, 7/25/23 ... 2,502 2,370
4941224.SQ.FTS.B, Zero Cpn, 7/25/23 ... 4,401 3,656
4941284.SQ.FTS.B, Zero Cpn, 7/25/23 ... 208 202
4941429.SQ.FTS.B, Zero Cpn, 7/25/23 ... 2,610 2,416
4941481.SQ.FTS.B, Zero Cpn, 7/26/23 ... 792 557
4942261.SQ.FTS.B, Zero Cpn, 7/26/23 ... 968 373
4942359.SQ.FTS.B, Zero Cpn, 7/26/23 ... 439 430
4943016.SQ.FTS.B, Zero Cpn, 7/26/23 ... 467 459
4945879.SQ.FTS.B, Zero Cpn, 7/27/23 ... 429 281
4945932.SQ.FTS.B, Zero Cpn, 7/27/23 ... 1,714 1,672
4947272.SQ.FTS.B, Zero Cpn, 7/27/23 ... 1,224 970
4947535.SQ.FTS.B, Zero Cpn, 7/27/23 ... 2,553 2,418
4947706.SQ.FTS.B, Zero Cpn, 7/27/23 ... 5,837 5,417
4948736.SQ.FTS.B, Zero Cpn, 7/28/23 ... 6,155 2,141
4953337.SQ.FTS.B, Zero Cpn, 7/28/23 ... 18,866 14,446
4953880.SQ.FTS.B, Zero Cpn, 7/28/23 ... 1,047 966
4953930.SQ.FTS.B, Zero Cpn, 7/28/23 ... 8,789 4,013
4954105.SQ.FTS.B, Zero Cpn, 7/28/23 ... 2,531 1,991
4954275.SQ.FTS.B, Zero Cpn, 7/28/23 ... 1,596 1,567
4955064.SQ.FTS.B, Zero Cpn, 7/28/23 ... 4,804 4,697
4956346.SQ.FTS.B, Zero Cpn, 7/30/23 ... 12 12
4956468.SQ.FTS.B, Zero Cpn, 7/30/23 ... 635 294
4956511.SQ.FTS.B, Zero Cpn, 7/30/23 ... 1,316 1,271
4957370.SQ.FTS.B, Zero Cpn, 7/31/23 ... 189 186
4960965.SQ.FTS.B, Zero Cpn, 7/31/23 ... 2,523 2,422
4961597.SQ.FTS.B, Zero Cpn, 7/31/23 ... 6,826 4,053
4964044.SQ.FTS.B, Zero Cpn, 8/01/23 ... 6,488 5,164
4964338.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,028 466
4965121.SQ.FTS.B, Zero Cpn, 8/01/23 ... 618 607
4965154.SQ.FTS.B, Zero Cpn, 8/01/23 ... 4,828 4,682
4965729.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,082 811
4966108.SQ.FTS.B, Zero Cpn, 8/02/23 ... 5,874 5,771
4966398.SQ.FTS.B, Zero Cpn, 8/02/23 ... 405 326
4966403.SQ.FTS.B, Zero Cpn, 8/02/23 ... 1,406 1,133
4967002.SQ.FTS.B, Zero Cpn, 8/02/23 ... 2,529 2,117

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4967450.SQ.FTS.B, Zero Cpn, 8/02/23 ... $ 130 $ 128
4968287.SQ.FTS.B, Zero Cpn, 8/02/23 ... 1,338 1,307
4971058.SQ.FTS.B, Zero Cpn, 8/03/23 ... 4,924 4,023
4971164.SQ.FTS.B, Zero Cpn, 8/03/23 ... 5,007 4,329
4972020.SQ.FTS.B, Zero Cpn, 8/03/23 ... 4,566 3,956
4972172.SQ.FTS.B, Zero Cpn, 8/03/23 ... 1,695 1,300
4972199.SQ.FTS.B, Zero Cpn, 8/03/23 ... 14,073 13,342
4973052.SQ.FTS.B, Zero Cpn, 8/04/23 ... 3,769 3,680
4973218.SQ.FTS.B, Zero Cpn, 8/04/23 ... 82 80
4973656.SQ.FTS.B, Zero Cpn, 8/04/23 ... 274 266
4974021.SQ.FTS.B, Zero Cpn, 8/04/23 ... 16,522 16,040
4974878.SQ.FTS.B, Zero Cpn, 8/04/23 ... 6,399 6,182
4975072.SQ.FTS.B, Zero Cpn, 8/05/23 ... 1,601 1,527
4975145.SQ.FTS.B, Zero Cpn, 8/05/23 ... 1,189 1,112
4975322.SQ.FTS.B, Zero Cpn, 8/05/23 ... 1,106 235
4975342.SQ.FTS.B, Zero Cpn, 8/05/23 ... 843 824
4975653.SQ.FTS.B, Zero Cpn, 8/06/23 ... 23,321 9,263
4975870.SQ.FTS.B, Zero Cpn, 8/06/23 ... 1,203 1,159
4976561.SQ.FTS.B, Zero Cpn, 8/07/23 ... 2,306 519
4976562.SQ.FTS.B, Zero Cpn, 8/07/23 ... 299 278
4977066.SQ.FTS.B, Zero Cpn, 8/07/23 ... 19,340 13,007
4977248.SQ.FTS.B, Zero Cpn, 8/07/23 ... 23,413 10,521
4977887.SQ.FTS.B, Zero Cpn, 8/07/23 ... 969 936
4978904.SQ.FTS.B, Zero Cpn, 8/07/23 ... 208 200
4978982.SQ.FTS.B, Zero Cpn, 8/08/23 ... 15,493 13,735
4979270.SQ.FTS.B, Zero Cpn, 8/08/23 ... 1,093 936
4979273.SQ.FTS.B, Zero Cpn, 8/08/23 ... 4,493 1,904
4979334.SQ.FTS.B, Zero Cpn, 8/08/23 ... 241 189
4979694.SQ.FTS.B, Zero Cpn, 8/08/23 ... 7,423 4,355
4980379.SQ.FTS.B, Zero Cpn, 8/08/23 ... 1,221 896
4980502.SQ.FTS.B, Zero Cpn, 8/08/23 ... 2,691 2,629
4980579.SQ.FTS.B, Zero Cpn, 8/08/23 ... 2,422 2,262
4980976.SQ.FTS.B, Zero Cpn, 8/08/23 ... 3,062 2,863
4981159.SQ.FTS.B, Zero Cpn, 8/09/23 ... 3,162 983
4981228.SQ.FTS.B, Zero Cpn, 8/09/23 ... 2,115 2,055
4981276.SQ.FTS.B, Zero Cpn, 8/09/23 ... 3,892 3,764
4981755.SQ.FTS.B, Zero Cpn, 8/09/23 ... 3,881 1,630
4981815.SQ.FTS.B, Zero Cpn, 8/09/23 ... 1,878 1,792
4981981.SQ.FTS.B, Zero Cpn, 8/09/23 ... 3,183 2,483
4982386.SQ.FTS.B, Zero Cpn, 8/09/23 ... 3,158 2,956
4983108.SQ.FTS.B, Zero Cpn, 8/09/23 ... 568 459
4984948.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,081 881
4985982.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,545 1,513
4986355.SQ.FTS.B, Zero Cpn, 8/10/23 ... 4,366 3,354
4986800.SQ.FTS.B, Zero Cpn, 8/10/23 ... 658 645
4987112.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,279 1,197
4987213.SQ.FTS.B, Zero Cpn, 8/11/23 ... 3,392 2,803
4987357.SQ.FTS.B, Zero Cpn, 8/11/23 ... 300 281
4987414.SQ.FTS.B, Zero Cpn, 8/11/23 ... 747 712
4987503.SQ.FTS.B, Zero Cpn, 8/11/23 ... 4,827 4,718
4989295.SQ.FTS.B, Zero Cpn, 8/11/23 ... 478 348
4989442.SQ.FTS.B, Zero Cpn, 8/11/23 ... 959 463
4990354.SQ.FTS.B, Zero Cpn, 8/12/23 ... 1,410 1,385
4990411.SQ.FTS.B, Zero Cpn, 8/12/23 ... 454 439
4990418.SQ.FTS.B, Zero Cpn, 8/12/23 ... 25,437 22,317
4990588.SQ.FTS.B, Zero Cpn, 8/12/23 ... 957 935
4990625.SQ.FTS.B, Zero Cpn, 8/12/23 ... 1,549 1,323
4990668.SQ.FTS.B, Zero Cpn, 8/12/23 ... 1,655 1,050
Description
Principal
Amount Value
Block, Inc. (continued)
4990699.SQ.FTS.B, Zero Cpn, 8/12/23 ... $ 608 $ 577
4990781.SQ.FTS.B, Zero Cpn, 8/12/23 ... 624 396
4991184.SQ.FTS.B, Zero Cpn, 8/13/23 ... 3,225 3,065
4991262.SQ.FTS.B, Zero Cpn, 8/13/23 ... 2,924 2,779
4991331.SQ.FTS.B, Zero Cpn, 8/13/23 ... 717 701
4991437.SQ.FTS.B, Zero Cpn, 8/13/23 ... 357 332
4992363.SQ.FTS.B, Zero Cpn, 8/14/23 ... 7,398 6,736
4992796.SQ.FTS.B, Zero Cpn, 8/14/23 ... 2,147 2,081
4993022.SQ.FTS.B, Zero Cpn, 8/14/23 ... 87 86
4993039.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,281 1,169
4993042.SQ.FTS.B, Zero Cpn, 8/14/23 ... 3,463 3,389
4993828.SQ.FTS.B, Zero Cpn, 8/14/23 ... 2,232 2,161
4994011.SQ.FTS.B, Zero Cpn, 8/14/23 ... 732 719
4994973.SQ.FTS.B, Zero Cpn, 8/15/23 ... 22 21
4994974.SQ.FTS.B, Zero Cpn, 8/15/23 ... 966 922
4995008.SQ.FTS.B, Zero Cpn, 8/15/23 ... 6,011 5,882
4995212.SQ.FTS.B, Zero Cpn, 8/15/23 ... 50 49
4995235.SQ.FTS.B, Zero Cpn, 8/15/23 ... 397 390
4995431.SQ.FTS.B, Zero Cpn, 8/15/23 ... 6,247 1,496
4996413.SQ.FTS.B, Zero Cpn, 8/15/23 ... 2,214 2,081
5002123.SQ.FTS.B, Zero Cpn, 8/15/23 ... 1,213 1,145
5003474.SQ.FTS.B, Zero Cpn, 8/15/23 ... 3,492 3,389
5004424.SQ.FTS.B, Zero Cpn, 8/16/23 ... 1,906 1,295
5004686.SQ.FTS.B, Zero Cpn, 8/16/23 ... 1,414 907
5006625.SQ.FTS.B, Zero Cpn, 8/16/23 ... 1,011 945
5006699.SQ.FTS.B, Zero Cpn, 8/16/23 ... 369 358
5015714.SQ.FTS.B, Zero Cpn, 8/17/23 ... 2,156 2,028
5015739.SQ.FTS.B, Zero Cpn, 8/17/23 ... 2,964 2,861
5015943.SQ.FTS.B, Zero Cpn, 8/17/23 ... 6,503 5,838
5016072.SQ.FTS.B, Zero Cpn, 8/17/23 ... 5,619 3,562
5017533.SQ.FTS.B, Zero Cpn, 8/17/23 ... 779 765
5017858.SQ.FTS.B, Zero Cpn, 8/17/23 ... 504 495
5018114.SQ.FTS.B, Zero Cpn, 8/17/23 ... 2,835 2,781
5018400.SQ.FTS.B, Zero Cpn, 8/17/23 ... 2,461 2,138
5019704.SQ.FTS.B, Zero Cpn, 8/17/23 ... 22,511 20,165
5020626.SQ.FTS.B, Zero Cpn, 8/18/23 ... 3,446 3,388
5023148.SQ.FTS.B, Zero Cpn, 8/18/23 ... 2,235 1,964
5023411.SQ.FTS.B, Zero Cpn, 8/18/23 ... 852 419
5025721.SQ.FTS.B, Zero Cpn, 8/18/23 ... 1,800 1,713
5025752.SQ.FTS.B, Zero Cpn, 8/19/23 ... 6,406 1,129
5025882.SQ.FTS.B, Zero Cpn, 8/19/23 ... 2,427 1,209
5025902.SQ.FTS.B, Zero Cpn, 8/19/23 ... 13,271 7,874
5026234.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,985 1,728
5026320.SQ.FTS.B, Zero Cpn, 8/19/23 ... 5,533 5,268
5026383.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,284 920
5026712.SQ.FTS.B, Zero Cpn, 8/20/23 ... 2,308 2,258
5026934.SQ.FTS.B, Zero Cpn, 8/21/23 ... 2,463 1,261
5027018.SQ.FTS.B, Zero Cpn, 8/21/23 ... 3,770 3,291
5027186.SQ.FTS.B, Zero Cpn, 8/21/23 ... 4,249 4,150
5027306.SQ.FTS.B, Zero Cpn, 8/21/23 ... 1,651 1,532
5027359.SQ.FTS.B, Zero Cpn, 8/21/23 ... 1,072 1,046
5027373.SQ.FTS.B, Zero Cpn, 8/21/23 ... 8,844 2,724
5027411.SQ.FTS.B, Zero Cpn, 8/21/23 ... 696 663
5027541.SQ.FTS.B, Zero Cpn, 8/21/23 ... 3,170 3,049
5027597.SQ.FTS.B, Zero Cpn, 8/21/23 ... 685 674
5027663.SQ.FTS.B, Zero Cpn, 8/21/23 ... 2,754 2,690
5027897.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,124 840
5029672.SQ.FTS.B, Zero Cpn, 8/22/23 ... 579 537

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5029950.SQ.FTS.B, Zero Cpn, 8/22/23 ... $ 939 $ 917
5030021.SQ.FTS.B, Zero Cpn, 8/22/23 ... 474 349
5030266.SQ.FTS.B, Zero Cpn, 8/22/23 ... 567 542
5030309.SQ.FTS.B, Zero Cpn, 8/22/23 ... 838 821
5030365.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,937 1,688
5030831.SQ.FTS.B, Zero Cpn, 8/22/23 ... 5,213 1,329
5031140.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,210 1,190
5031253.SQ.FTS.B, Zero Cpn, 8/22/23 ... 355 336
5031312.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,003 977
5031471.SQ.FTS.B, Zero Cpn, 8/22/23 ... 5,258 2,084
5031503.SQ.FTS.B, Zero Cpn, 8/22/23 ... 4,124 2,786
5031708.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,542 1,508
5031927.SQ.FTS.B, Zero Cpn, 8/22/23 ... 3,568 3,458
5032478.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,402 1,378
5032944.SQ.FTS.B, Zero Cpn, 8/23/23 ... 320 305
5033014.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,248 1,180
5033148.SQ.FTS.B, Zero Cpn, 8/23/23 ... 471 307
5033157.SQ.FTS.B, Zero Cpn, 8/23/23 ... 3,383 2,611
5033875.SQ.FTS.B, Zero Cpn, 8/23/23 ... 549 531
5033958.SQ.FTS.B, Zero Cpn, 8/23/23 ... 594 579
5034297.SQ.FTS.B, Zero Cpn, 8/23/23 ... 3,019 2,509
5035300.SQ.FTS.B, Zero Cpn, 8/23/23 ... 8,628 7,552
5035669.SQ.FTS.B, Zero Cpn, 8/23/23 ... 3,399 1,197
5035713.SQ.FTS.B, Zero Cpn, 8/23/23 ... 26,211 25,383
5036110.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,372 1,341
5037826.SQ.FTS.B, Zero Cpn, 8/24/23 ... 2,214 1,801
5037877.SQ.FTS.B, Zero Cpn, 8/24/23 ... 7,940 7,795
5038445.SQ.FTS.B, Zero Cpn, 8/24/23 ... 696 681
5038686.SQ.FTS.B, Zero Cpn, 8/24/23 ... 1,754 1,700
5038904.SQ.FTS.B, Zero Cpn, 8/24/23 ... 7,541 5,275
5039090.SQ.FTS.B, Zero Cpn, 8/24/23 ... 38,224 36,226
5040203.SQ.FTS.B, Zero Cpn, 8/24/23 ... 2,760 2,699
5040879.SQ.FTS.B, Zero Cpn, 8/25/23 ... 5,366 4,818
5041405.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,538 1,499
5041851.SQ.FTS.B, Zero Cpn, 8/25/23 ... 353 346
5042089.SQ.FTS.B, Zero Cpn, 8/25/23 ... 461 392
5042100.SQ.FTS.B, Zero Cpn, 8/25/23 ... 5,223 5,124
5042510.SQ.FTS.B, Zero Cpn, 8/25/23 ... 2,884 2,317
5042646.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,685 1,651
5042757.SQ.FTS.B, Zero Cpn, 8/25/23 ... 14,226 13,824
5043156.SQ.FTS.B, Zero Cpn, 8/25/23 ... 706 688
5043273.SQ.FTS.B, Zero Cpn, 8/25/23 ... 277 273
5043297.SQ.FTS.B, Zero Cpn, 8/25/23 ... 15,556 12,837
5043542.SQ.FTS.B, Zero Cpn, 8/26/23 ... 2,852 2,744
5043696.SQ.FTS.B, Zero Cpn, 8/26/23 ... 1,790 1,753
5044089.SQ.FTS.B, Zero Cpn, 8/27/23 ... 1,755 1,715
5044176.SQ.FTS.B, Zero Cpn, 8/27/23 ... 739 489
5044258.SQ.FTS.B, Zero Cpn, 8/27/23 ... 8,147 7,700
5044404.SQ.FTS.B, Zero Cpn, 8/27/23 ... 1,869 557
5044794.SQ.FTS.B, Zero Cpn, 8/28/23 ... 5,731 3,835
5045548.SQ.FTS.B, Zero Cpn, 8/28/23 ... 224 166
5045662.SQ.FTS.B, Zero Cpn, 8/28/23 ... 2,040 513
5045690.SQ.FTS.B, Zero Cpn, 8/28/23 ... 412 402
5045863.SQ.FTS.B, Zero Cpn, 8/28/23 ... 413 367
5045925.SQ.FTS.B, Zero Cpn, 8/28/23 ... 636 624
5047314.SQ.FTS.B, Zero Cpn, 8/28/23 ... 751 312
5047321.SQ.FTS.B, Zero Cpn, 8/28/23 ... 5,114 4,212
5048071.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,406 1,352
Description
Principal
Amount Value
Block, Inc. (continued)
5048173.SQ.FTS.B, Zero Cpn, 9/01/23 ... $ 2,463 $ 2,367
5048246.SQ.FTS.B, Zero Cpn, 9/01/23 ... 3,359 3,286
5048398.SQ.FTS.B, Zero Cpn, 9/01/23 ... 10,788 9,348
5048731.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,496 1,464
5049681.SQ.FTS.B, Zero Cpn, 9/01/23 ... 412 323
5049867.SQ.FTS.B, Zero Cpn, 9/01/23 ... 649 573
5049875.SQ.FTS.B, Zero Cpn, 9/01/23 ... 1,113 1,070
5049935.SQ.FTS.B, Zero Cpn, 9/01/23 ... 4,374 3,117
5050391.SQ.FTS.B, Zero Cpn, 9/01/23 ... 232 174
5050394.SQ.FTS.B, Zero Cpn, 9/01/23 ... 5,987 5,161
5051201.SQ.FTS.B, Zero Cpn, 9/02/23 ... 2,647 2,585
5051326.SQ.FTS.B, Zero Cpn, 9/02/23 ... 1,819 1,647
5051342.SQ.FTS.B, Zero Cpn, 9/02/23 ... 2,901 2,835
5051453.SQ.FTS.B, Zero Cpn, 9/02/23 ... 2,787 2,713
5051538.SQ.FTS.B, Zero Cpn, 9/02/23 ... 695 333
5051850.SQ.FTS.B, Zero Cpn, 9/02/23 ... 473 465
5051869.SQ.FTS.B, Zero Cpn, 9/02/23 ... 216 212
5052776.SQ.FTS.B, Zero Cpn, 9/02/23 ... 251 244
5053860.SQ.FTS.B, Zero Cpn, 9/02/23 ... 3,580 3,425
5053940.SQ.FTS.B, Zero Cpn, 9/02/23 ... 602 537
5055994.SQ.FTS.B, Zero Cpn, 9/03/23 ... 2,152 2,091
5056268.SQ.FTS.B, Zero Cpn, 9/03/23 ... 1,764 1,727
5056366.SQ.FTS.B, Zero Cpn, 9/03/23 ... 82 80
5056944.SQ.FTS.B, Zero Cpn, 9/03/23 ... 1,721 1,611
5057343.SQ.FTS.B, Zero Cpn, 9/03/23 ... 452 440
5058129.SQ.FTS.B, Zero Cpn, 9/03/23 ... 1,425 1,389
5058369.SQ.FTS.B, Zero Cpn, 9/03/23 ... 669 650
5059326.SQ.FTS.B, Zero Cpn, 9/04/23 ... 13,048 5,304
5059478.SQ.FTS.B, Zero Cpn, 9/04/23 ... 2,605 2,326
5060578.SQ.FTS.B, Zero Cpn, 9/04/23 ... 1,340 1,300
5060641.SQ.FTS.B, Zero Cpn, 9/04/23 ... 18,334 17,127
5060970.SQ.FTS.B, Zero Cpn, 9/04/23 ... 2,980 2,713
5061190.SQ.FTS.B, Zero Cpn, 9/04/23 ... 2,879 2,813
5061493.SQ.FTS.B, Zero Cpn, 9/04/23 ... 2,787 2,594
5061643.SQ.FTS.B, Zero Cpn, 9/05/23 ... 3,668 3,568
5062120.SQ.FTS.B, Zero Cpn, 9/05/23 ... 888 738
5062178.SQ.FTS.B, Zero Cpn, 9/05/23 ... 822 804
5062197.SQ.FTS.B, Zero Cpn, 9/05/23 ... 578 416
5062300.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,129 1,719
5062318.SQ.FTS.B, Zero Cpn, 9/06/23 ... 478 462
5062340.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,237 1,440
5062352.SQ.FTS.B, Zero Cpn, 9/06/23 ... 456 438
5062512.SQ.FTS.B, Zero Cpn, 9/06/23 ... 3,648 2,028
5062652.SQ.FTS.B, Zero Cpn, 9/06/23 ... 4,445 3,053
5062755.SQ.FTS.B, Zero Cpn, 9/06/23 ... 1,483 1,203
5063620.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,343 2,287
5063823.SQ.FTS.B, Zero Cpn, 9/07/23 ... 556 517
5063860.SQ.FTS.B, Zero Cpn, 9/07/23 ... 3,771 3,616
5064839.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,652 2,357
5065106.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,544 1,764
5065174.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,448 1,327
5065196.SQ.FTS.B, Zero Cpn, 9/07/23 ... 12,559 8,441
5065349.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,183 825
5065404.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,680 653
5065416.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,784 1,738
5065689.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,267 1,242
5065943.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,079 758
5066072.SQ.FTS.B, Zero Cpn, 9/08/23 ... 878 851

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5066204.SQ.FTS.B, Zero Cpn, 9/08/23 ... $ 11,498 $ 11,098
5066377.SQ.FTS.B, Zero Cpn, 9/08/23 ... 7,962 7,767
5066705.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,231 2,191
5066901.SQ.FTS.B, Zero Cpn, 9/08/23 ... 1,115 1,077
5066925.SQ.FTS.B, Zero Cpn, 9/08/23 ... 1,507 1,455
5067030.SQ.FTS.B, Zero Cpn, 9/08/23 ... 7,915 7,703
5067225.SQ.FTS.B, Zero Cpn, 9/08/23 ... 912 752
5067242.SQ.FTS.B, Zero Cpn, 9/08/23 ... 5,392 4,202
5067365.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,081 2,006
5067403.SQ.FTS.B, Zero Cpn, 9/08/23 ... 6,971 5,473
5067489.SQ.FTS.B, Zero Cpn, 9/08/23 ... 535 509
5067694.SQ.FTS.B, Zero Cpn, 9/08/23 ... 4,248 4,024
5067945.SQ.FTS.B, Zero Cpn, 9/08/23 ... 272 268
5067962.SQ.FTS.B, Zero Cpn, 9/08/23 ... 1,826 1,531
5068096.SQ.FTS.B, Zero Cpn, 9/08/23 ... 3,801 3,690
5068158.SQ.FTS.B, Zero Cpn, 9/08/23 ... 5,084 2,462
5068551.SQ.FTS.B, Zero Cpn, 9/08/23 ... 21,133 17,218
5068754.SQ.FTS.B, Zero Cpn, 9/09/23 ... 1,564 1,466
5069050.SQ.FTS.B, Zero Cpn, 9/09/23 ... 78 76
5069076.SQ.FTS.B, Zero Cpn, 9/09/23 ... 1,351 1,306
5069292.SQ.FTS.B, Zero Cpn, 9/09/23 ... 3,705 3,575
5069462.SQ.FTS.B, Zero Cpn, 9/09/23 ... 8,677 7,344
5069695.SQ.FTS.B, Zero Cpn, 9/09/23 ... 5,936 5,734
5069952.SQ.FTS.B, Zero Cpn, 9/09/23 ... 2,608 2,533
5070638.SQ.FTS.B, Zero Cpn, 9/09/23 ... 2,816 2,595
5070759.SQ.FTS.B, Zero Cpn, 9/09/23 ... 1,762 1,715
5070900.SQ.FTS.B, Zero Cpn, 9/09/23 ... 5,960 5,784
5071139.SQ.FTS.B, Zero Cpn, 9/09/23 ... 15,303 13,722
5071324.SQ.FTS.B, Zero Cpn, 9/09/23 ... 4,390 4,167
5072967.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,144 871
5073131.SQ.FTS.B, Zero Cpn, 9/10/23 ... 3,230 2,832
5073332.SQ.FTS.B, Zero Cpn, 9/10/23 ... 5,530 4,944
5073420.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,427 1,089
5073629.SQ.FTS.B, Zero Cpn, 9/10/23 ... 6,294 6,129
5073827.SQ.FTS.B, Zero Cpn, 9/10/23 ... 755 685
5074149.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,666 1,625
5074442.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,909 623
5074517.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,003 1,946
5075119.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,963 1,008
5075210.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,767 2,704
5075317.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,292 1,257
5075424.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,344 1,244
5075477.SQ.FTS.B, Zero Cpn, 9/10/23 ... 2,167 2,109
5075548.SQ.FTS.B, Zero Cpn, 9/10/23 ... 5,237 3,680
5075619.SQ.FTS.B, Zero Cpn, 9/11/23 ... 3,776 3,539
5075923.SQ.FTS.B, Zero Cpn, 9/11/23 ... 18,514 13,052
5076057.SQ.FTS.B, Zero Cpn, 9/11/23 ... 1,500 1,466
5076644.SQ.FTS.B, Zero Cpn, 9/11/23 ... 1,782 1,717
5076760.SQ.FTS.B, Zero Cpn, 9/11/23 ... 7,767 7,581
5077583.SQ.FTS.B, Zero Cpn, 9/11/23 ... 3,691 2,836
5077673.SQ.FTS.B, Zero Cpn, 9/11/23 ... 1,213 1,178
5077727.SQ.FTS.B, Zero Cpn, 9/11/23 ... 758 730
5077768.SQ.FTS.B, Zero Cpn, 9/11/23 ... 5,218 3,661
5077855.SQ.FTS.B, Zero Cpn, 9/11/23 ... 399 369
5077899.SQ.FTS.B, Zero Cpn, 9/11/23 ... 1,797 1,741
5078291.SQ.FTS.B, Zero Cpn, 9/12/23 ... 766 747
5078343.SQ.FTS.B, Zero Cpn, 9/12/23 ... 1,298 1,199
5078514.SQ.FTS.B, Zero Cpn, 9/12/23 ... 1,624 1,581
Description
Principal
Amount Value
Block, Inc. (continued)
5078751.SQ.FTS.B, Zero Cpn, 9/12/23 ... $ 366 $ 342
5079422.SQ.FTS.B, Zero Cpn, 9/13/23 ... 7,996 6,308
5080042.SQ.FTS.B, Zero Cpn, 9/14/23 ... 236 224
5080059.SQ.FTS.B, Zero Cpn, 9/14/23 ... 3,117 3,027
5080284.SQ.FTS.B, Zero Cpn, 9/14/23 ... 2,035 1,806
5080376.SQ.FTS.B, Zero Cpn, 9/14/23 ... 11,990 11,741
5080816.SQ.FTS.B, Zero Cpn, 9/14/23 ... 3,311 2,342
5080875.SQ.FTS.B, Zero Cpn, 9/14/23 ... 740 725
5081105.SQ.FTS.B, Zero Cpn, 9/14/23 ... 6,278 4,647
5081144.SQ.FTS.B, Zero Cpn, 9/14/23 ... 3,719 3,546
5081227.SQ.FTS.B, Zero Cpn, 9/14/23 ... 16,826 14,830
5081612.SQ.FTS.B, Zero Cpn, 9/14/23 ... 1,324 1,063
5081615.SQ.FTS.B, Zero Cpn, 9/14/23 ... 38 36
5081691.SQ.FTS.B, Zero Cpn, 9/14/23 ... 3,777 2,957
5081950.SQ.FTS.B, Zero Cpn, 9/14/23 ... 2,361 2,241
5082283.SQ.FTS.B, Zero Cpn, 9/15/23 ... 1,733 1,466
5083575.SQ.FTS.B, Zero Cpn, 9/15/23 ... 302 287
5083873.SQ.FTS.B, Zero Cpn, 9/15/23 ... 7,700 6,599
5084132.SQ.FTS.B, Zero Cpn, 9/15/23 ... 27,742 27,069
5084771.SQ.FTS.B, Zero Cpn, 9/16/23 ... 2,981 1,570
5084823.SQ.FTS.B, Zero Cpn, 9/16/23 ... 723 681
5084934.SQ.FTS.B, Zero Cpn, 9/16/23 ... 33,929 18,465
5085337.SQ.FTS.B, Zero Cpn, 9/16/23 ... 2,766 2,673
5085496.SQ.FTS.B, Zero Cpn, 9/16/23 ... 309 249
5085736.SQ.FTS.B, Zero Cpn, 9/16/23 ... 3,386 3,287
5085858.SQ.FTS.B, Zero Cpn, 9/16/23 ... 891 549
5086206.SQ.FTS.B, Zero Cpn, 9/16/23 ... 1,985 1,577
5086589.SQ.FTS.B, Zero Cpn, 9/16/23 ... 16,902 14,690
5088456.SQ.FTS.B, Zero Cpn, 9/17/23 ... 1,798 1,408
5088565.SQ.FTS.B, Zero Cpn, 9/17/23 ... 1,559 1,482
5088691.SQ.FTS.B, Zero Cpn, 9/17/23 ... 846 826
5089238.SQ.FTS.B, Zero Cpn, 9/17/23 ... 3,518 3,406
5089493.SQ.FTS.B, Zero Cpn, 9/17/23 ... 7,740 7,313
5089773.SQ.FTS.B, Zero Cpn, 9/17/23 ... 378 367
5090272.SQ.FTS.B, Zero Cpn, 9/17/23 ... 4,187 1,941
5090354.SQ.FTS.B, Zero Cpn, 9/17/23 ... 561 551
5091326.SQ.FTS.B, Zero Cpn, 9/18/23 ... 3,199 3,049
5091446.SQ.FTS.B, Zero Cpn, 9/18/23 ... 990 965
5091530.SQ.FTS.B, Zero Cpn, 9/18/23 ... 838 799
5091720.SQ.FTS.B, Zero Cpn, 9/18/23 ... 407 310
5092317.SQ.FTS.B, Zero Cpn, 9/18/23 ... 4,363 2,955
5092421.SQ.FTS.B, Zero Cpn, 9/18/23 ... 410 395
5092547.SQ.FTS.B, Zero Cpn, 9/18/23 ... 1,055 1,014
5092982.SQ.FTS.B, Zero Cpn, 9/18/23 ... 11,240 10,476
5093274.SQ.FTS.B, Zero Cpn, 9/18/23 ... 950 934
5093775.SQ.FTS.B, Zero Cpn, 9/18/23 ... 2,218 2,165
5093863.SQ.FTS.B, Zero Cpn, 9/19/23 ... 10,192 5,624
5093917.SQ.FTS.B, Zero Cpn, 9/19/23 ... 4,274 3,737
5093999.SQ.FTS.B, Zero Cpn, 9/19/23 ... 669 654
5094016.SQ.FTS.B, Zero Cpn, 9/19/23 ... 1,299 1,269
5094158.SQ.FTS.B, Zero Cpn, 9/19/23 ... 2,190 2,071
5094324.SQ.FTS.B, Zero Cpn, 9/19/23 ... 2,154 1,002
5094400.SQ.FTS.B, Zero Cpn, 9/20/23 ... 1,198 1,174
5094427.SQ.FTS.B, Zero Cpn, 9/20/23 ... 2,310 1,932
5094492.SQ.FTS.B, Zero Cpn, 9/20/23 ... 916 725
5094518.SQ.FTS.B, Zero Cpn, 9/20/23 ... 1,525 1,492
5094610.SQ.FTS.B, Zero Cpn, 9/20/23 ... 5,116 4,939
5094691.SQ.FTS.B, Zero Cpn, 9/20/23 ... 594 577

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5094697.SQ.FTS.B, Zero Cpn, 9/20/23 ... $ 242 $ 218
5095627.SQ.FTS.B, Zero Cpn, 9/21/23 ... 3,958 2,489
5095789.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,551 2,428
5095917.SQ.FTS.B, Zero Cpn, 9/21/23 ... 17,638 12,857
5096086.SQ.FTS.B, Zero Cpn, 9/21/23 ... 941 911
5096101.SQ.FTS.B, Zero Cpn, 9/21/23 ... 3,758 3,578
5096186.SQ.FTS.B, Zero Cpn, 9/21/23 ... 260 254
5096206.SQ.FTS.B, Zero Cpn, 9/21/23 ... 5,196 5,013
5096541.SQ.FTS.B, Zero Cpn, 9/21/23 ... 408 401
5096555.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,551 1,516
5096628.SQ.FTS.B, Zero Cpn, 9/21/23 ... 4,770 4,540
5096674.SQ.FTS.B, Zero Cpn, 9/21/23 ... 14,187 7,338
5096827.SQ.FTS.B, Zero Cpn, 9/21/23 ... 486 460
5096836.SQ.FTS.B, Zero Cpn, 9/21/23 ... 232 227
5096951.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,134 2,080
5097030.SQ.FTS.B, Zero Cpn, 9/21/23 ... 5,533 5,391
5097160.SQ.FTS.B, Zero Cpn, 9/21/23 ... 599 584
5097267.SQ.FTS.B, Zero Cpn, 9/21/23 ... 438 388
5097281.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,674 2,527
5097611.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,522 1,437
5097630.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,200 2,145
5097697.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,838 1,779
5097715.SQ.FTS.B, Zero Cpn, 9/21/23 ... 611 496
5097942.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,284 1,184
5097995.SQ.FTS.B, Zero Cpn, 9/22/23 ... 5,449 4,766
5098275.SQ.FTS.B, Zero Cpn, 9/22/23 ... 6,026 3,428
5098348.SQ.FTS.B, Zero Cpn, 9/22/23 ... 431 422
5098382.SQ.FTS.B, Zero Cpn, 9/22/23 ... 314 306
5098389.SQ.FTS.B, Zero Cpn, 9/22/23 ... 9,505 8,809
5098609.SQ.FTS.B, Zero Cpn, 9/22/23 ... 2,742 2,686
5098757.SQ.FTS.B, Zero Cpn, 9/22/23 ... 976 929
5098792.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,129 1,107
5099157.SQ.FTS.B, Zero Cpn, 9/22/23 ... 479 471
5099183.SQ.FTS.B, Zero Cpn, 9/22/23 ... 115 108
5099742.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,087 1,063
5099762.SQ.FTS.B, Zero Cpn, 9/22/23 ... 14,007 13,588
5100108.SQ.FTS.B, Zero Cpn, 9/22/23 ... 3,475 3,145
5100220.SQ.FTS.B, Zero Cpn, 9/22/23 ... 10,372 9,633
5100485.SQ.FTS.B, Zero Cpn, 9/23/23 ... 4,264 2,791
5100653.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,122 1,860
5100725.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,030 1,987
5100815.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,481 1,268
5100897.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,559 1,520
5101673.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,011 830
5101683.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,266 1,180
5101793.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,387 1,962
5101887.SQ.FTS.B, Zero Cpn, 9/23/23 ... 572 559
5101913.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,553 2,197
5101953.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,544 1,164
5102366.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,785 2,569
5102418.SQ.FTS.B, Zero Cpn, 9/23/23 ... 358 341
5102435.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,419 1,385
5102730.SQ.FTS.B, Zero Cpn, 9/23/23 ... 1,420 1,393
5102756.SQ.FTS.B, Zero Cpn, 9/23/23 ... 206 193
5104358.SQ.FTS.B, Zero Cpn, 9/24/23 ... 2,758 2,632
5104437.SQ.FTS.B, Zero Cpn, 9/24/23 ... 3,422 3,129
5104948.SQ.FTS.B, Zero Cpn, 9/24/23 ... 8,423 8,230
5105914.SQ.FTS.B, Zero Cpn, 9/24/23 ... 997 921
Description
Principal
Amount Value
Block, Inc. (continued)
5106104.SQ.FTS.B, Zero Cpn, 9/24/23 ... $ 1,566 $ 1,525
5106328.SQ.FTS.B, Zero Cpn, 9/24/23 ... 355 339
5106337.SQ.FTS.B, Zero Cpn, 9/24/23 ... 4,170 3,066
5106538.SQ.FTS.B, Zero Cpn, 9/24/23 ... 12,022 7,980
5106672.SQ.FTS.B, Zero Cpn, 9/24/23 ... 337 304
5106724.SQ.FTS.B, Zero Cpn, 9/24/23 ... 13,058 12,429
5106892.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,196 978
5106923.SQ.FTS.B, Zero Cpn, 9/24/23 ... 2,773 2,695
5107004.SQ.FTS.B, Zero Cpn, 9/24/23 ... 4,445 4,359
5107353.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,383 1,106
5107431.SQ.FTS.B, Zero Cpn, 9/24/23 ... 8,049 7,827
5107560.SQ.FTS.B, Zero Cpn, 9/25/23 ... 3,535 3,271
5107683.SQ.FTS.B, Zero Cpn, 9/25/23 ... 1,148 1,119
5107774.SQ.FTS.B, Zero Cpn, 9/25/23 ... 1,529 1,394
5108302.SQ.FTS.B, Zero Cpn, 9/25/23 ... 1,693 1,452
5108447.SQ.FTS.B, Zero Cpn, 9/25/23 ... 2,137 2,040
5108535.SQ.FTS.B, Zero Cpn, 9/25/23 ... 2,599 2,316
5108745.SQ.FTS.B, Zero Cpn, 9/25/23 ... 1,222 1,193
5108900.SQ.FTS.B, Zero Cpn, 9/25/23 ... 8,706 8,167
5109145.SQ.FTS.B, Zero Cpn, 9/25/23 ... 1,481 1,269
5109191.SQ.FTS.B, Zero Cpn, 9/25/23 ... 650 632
5109269.SQ.FTS.B, Zero Cpn, 9/25/23 ... 1,230 1,202
5109454.SQ.FTS.B, Zero Cpn, 9/25/23 ... 51,869 27,896
5110097.SQ.FTS.B, Zero Cpn, 9/26/23 ... 2,796 1,707
5110167.SQ.FTS.B, Zero Cpn, 9/26/23 ... 1,094 1,068
5110254.SQ.FTS.B, Zero Cpn, 9/26/23 ... 56 55
5110410.SQ.FTS.B, Zero Cpn, 9/26/23 ... 2,756 2,692
5110636.SQ.FTS.B, Zero Cpn, 9/26/23 ... 4,155 2,547
5110725.SQ.FTS.B, Zero Cpn, 9/27/23 ... 4,063 3,003
5110762.SQ.FTS.B, Zero Cpn, 9/27/23 ... 866 646
5110779.SQ.FTS.B, Zero Cpn, 9/27/23 ... 785 769
5110811.SQ.FTS.B, Zero Cpn, 9/27/23 ... 5,471 4,205
5110983.SQ.FTS.B, Zero Cpn, 9/27/23 ... 917 897
5111012.SQ.FTS.B, Zero Cpn, 9/27/23 ... 225 219
5111024.SQ.FTS.B, Zero Cpn, 9/27/23 ... 4,377 1,782
5111103.SQ.FTS.B, Zero Cpn, 9/27/23 ... 904 880
5111117.SQ.FTS.B, Zero Cpn, 9/27/23 ... 730 473
5112318.SQ.FTS.B, Zero Cpn, 9/28/23 ... 2,800 2,745
5112445.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,169 1,080
5112573.SQ.FTS.B, Zero Cpn, 9/28/23 ... 2,367 2,259
5112638.SQ.FTS.B, Zero Cpn, 9/28/23 ... 2,528 2,469
5112732.SQ.FTS.B, Zero Cpn, 9/28/23 ... 557 545
5112955.SQ.FTS.B, Zero Cpn, 9/28/23 ... 4,811 3,901
5113266.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,765 1,691
5113494.SQ.FTS.B, Zero Cpn, 9/28/23 ... 55 53
5113505.SQ.FTS.B, Zero Cpn, 9/28/23 ... 2,382 2,318
5114206.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,404 949
5114229.SQ.FTS.B, Zero Cpn, 9/28/23 ... 4,271 4,170
5114611.SQ.FTS.B, Zero Cpn, 9/29/23 ... 6,067 5,586
5114687.SQ.FTS.B, Zero Cpn, 9/29/23 ... 780 765
5114930.SQ.FTS.B, Zero Cpn, 9/29/23 ... 5,312 5,051
5115737.SQ.FTS.B, Zero Cpn, 9/29/23 ... 2,002 1,947
5116150.SQ.FTS.B, Zero Cpn, 9/29/23 ... 5,312 4,574
5116448.SQ.FTS.B, Zero Cpn, 9/29/23 ... 2,527 2,476
5116547.SQ.FTS.B, Zero Cpn, 9/29/23 ... 2,116 2,072
5116610.SQ.FTS.B, Zero Cpn, 9/29/23 ... 876 794
5116653.SQ.FTS.B, Zero Cpn, 9/29/23 ... 444 413
5116662.SQ.FTS.B, Zero Cpn, 9/29/23 ... 4,803 4,139

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5116874.SQ.FTS.B, Zero Cpn, 9/29/23 ... $ 1,435 $ 1,404
5116990.SQ.FTS.B, Zero Cpn, 9/29/23 ... 8,940 8,205
5117214.SQ.FTS.B, Zero Cpn, 9/30/23 ... 708 610
5117238.SQ.FTS.B, Zero Cpn, 9/30/23 ... 908 889
5117309.SQ.FTS.B, Zero Cpn, 9/30/23 ... 830 494
5117854.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,578 935
5117949.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,971 1,921
5118288.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,787 5,434
5118372.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,300 3,207
5118558.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,330 1,301
5118620.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,738 2,045
5118686.SQ.FTS.B, Zero Cpn, 9/30/23 ... 11,392 10,279
5118857.SQ.FTS.B, Zero Cpn, 9/30/23 ... 606 550
5119023.SQ.FTS.B, Zero Cpn, 9/30/23 ... 928 908
5119109.SQ.FTS.B, Zero Cpn, 9/30/23 ... 914 805
5119131.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,064 2,053
5119154.SQ.FTS.B, Zero Cpn, 9/30/23 ... 9,124 5,397
5119221.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,837 2,658
5119262.SQ.FTS.B, Zero Cpn, 9/30/23 ... 478 439
5119267.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,999 1,958
5119369.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,099 4,953
5119608.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,421 2,550
5121599.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,416 2,345
5121637.SQ.FTS.B, Zero Cpn, 9/30/23 ... 47 46
5121651.SQ.FTS.B, Zero Cpn, 9/30/23 ... 13,468 12,515
5122424.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,017 997
5122619.SQ.FTS.B, Zero Cpn, 9/30/23 ... 418 408
5122643.SQ.FTS.B, Zero Cpn, 9/30/23 ... 679 512
5122658.SQ.FTS.B, Zero Cpn, 9/30/23 ... 9,738 9,466
5122968.SQ.FTS.B, Zero Cpn, 9/30/23 ... 6,012 5,281
5123057.SQ.FTS.B, Zero Cpn, 9/30/23 ... 9,034 8,643
5123267.SQ.FTS.B, Zero Cpn, 9/30/23 ... 6,344 5,277
5123471.SQ.FTS.B, Zero Cpn, 9/30/23 ... 689 675
5124299.SQ.FTS.B, Zero Cpn, 9/30/23 ... 817 796
5124518.SQ.FTS.B, Zero Cpn, 9/30/23 ... 11,687 9,303
5126309.SQ.FTS.B, Zero Cpn, 10/01/23 .. 2,612 2,547
5126438.SQ.FTS.B, Zero Cpn, 10/01/23 .. 26,209 7,087
5126842.SQ.FTS.B, Zero Cpn, 10/01/23 .. 491 482
5126889.SQ.FTS.B, Zero Cpn, 10/01/23 .. 9,721 8,584
5127131.SQ.FTS.B, Zero Cpn, 10/01/23 .. 2,600 2,538
5127649.SQ.FTS.B, Zero Cpn, 10/01/23 .. 1,517 1,449
5127713.SQ.FTS.B, Zero Cpn, 10/02/23 .. 741 593
5127769.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,279 1,256
5127847.SQ.FTS.B, Zero Cpn, 10/02/23 .. 441 340
5127935.SQ.FTS.B, Zero Cpn, 10/02/23 .. 981 954
5128107.SQ.FTS.B, Zero Cpn, 10/02/23 .. 10,631 9,620
5128284.SQ.FTS.B, Zero Cpn, 10/02/23 .. 6,245 5,935
5128413.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,332 611
5128523.SQ.FTS.B, Zero Cpn, 10/03/23 .. 971 926
5128541.SQ.FTS.B, Zero Cpn, 10/03/23 .. 2,909 2,666
5128593.SQ.FTS.B, Zero Cpn, 10/03/23 .. 1,363 1,330
5128685.SQ.FTS.B, Zero Cpn, 10/03/23 .. 302 223
5128805.SQ.FTS.B, Zero Cpn, 10/03/23 .. 1,778 1,735
5128913.SQ.FTS.B, Zero Cpn, 10/03/23 .. 834 815
5128974.SQ.FTS.B, Zero Cpn, 10/03/23 .. 231 227
5129001.SQ.FTS.B, Zero Cpn, 10/03/23 .. 594 573
5129055.SQ.FTS.B, Zero Cpn, 10/03/23 .. 4,335 4,134
5129165.SQ.FTS.B, Zero Cpn, 10/03/23 .. 3,391 3,316
Description
Principal
Amount Value
Block, Inc. (continued)
5129262.SQ.FTS.B, Zero Cpn, 10/03/23 .. $ 3,165 $ 2,435
5130126.SQ.FTS.B, Zero Cpn, 10/04/23 .. 22 20
5130234.SQ.FTS.B, Zero Cpn, 10/04/23 .. 6,055 5,762
5130328.SQ.FTS.B, Zero Cpn, 10/04/23 .. 412 404
5130628.SQ.FTS.B, Zero Cpn, 10/04/23 .. 7,922 7,608
5130799.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,365 1,334
5130982.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,694 2,624
5131238.SQ.FTS.B, Zero Cpn, 10/04/23 .. 6,708 4,941
5131408.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,355 2,287
5131540.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,459 2,399
5131669.SQ.FTS.B, Zero Cpn, 10/04/23 .. 22,967 16,784
5131790.SQ.FTS.B, Zero Cpn, 10/04/23 .. 7,568 7,188
5131875.SQ.FTS.B, Zero Cpn, 10/04/23 .. 810 295
5131884.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,858 1,816
5132006.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,273 1,050
5132023.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,648 1,429
5132163.SQ.FTS.B, Zero Cpn, 10/04/23 .. 861 749
5132178.SQ.FTS.B, Zero Cpn, 10/04/23 .. 263 256
5132203.SQ.FTS.B, Zero Cpn, 10/04/23 .. 660 642
5132431.SQ.FTS.B, Zero Cpn, 10/04/23 .. 5,735 5,634
5132753.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,914 2,842
5132826.SQ.FTS.B, Zero Cpn, 10/04/23 .. 176 170
5132902.SQ.FTS.B, Zero Cpn, 10/05/23 .. 901 869
5132946.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,431 1,079
5132957.SQ.FTS.B, Zero Cpn, 10/05/23 .. 718 490
5132976.SQ.FTS.B, Zero Cpn, 10/05/23 .. 4,489 4,076
5133917.SQ.FTS.B, Zero Cpn, 10/05/23 .. 604 564
5134297.SQ.FTS.B, Zero Cpn, 10/05/23 .. 603 578
5134308.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,950 3,587
5134361.SQ.FTS.B, Zero Cpn, 10/05/23 .. 3,769 3,605
5134478.SQ.FTS.B, Zero Cpn, 10/05/23 .. 2,306 2,257
5134549.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,426 1,366
5135063.SQ.FTS.B, Zero Cpn, 10/05/23 .. 2,961 2,886
5135101.SQ.FTS.B, Zero Cpn, 10/05/23 .. 10,041 8,144
5135239.SQ.FTS.B, Zero Cpn, 10/05/23 .. 701 686
5135710.SQ.FTS.B, Zero Cpn, 10/05/23 .. 723 518
5135722.SQ.FTS.B, Zero Cpn, 10/05/23 .. 826 667
5135797.SQ.FTS.B, Zero Cpn, 10/05/23 .. 4,228 4,149
5136001.SQ.FTS.B, Zero Cpn, 10/05/23 .. 4,082 3,897
5136023.SQ.FTS.B, Zero Cpn, 10/05/23 .. 2,761 2,693
5136068.SQ.FTS.B, Zero Cpn, 10/05/23 .. 8,056 7,778
5136166.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,402 1,343
5136194.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,365 1,265
5136378.SQ.FTS.B, Zero Cpn, 10/06/23 .. 364 355
5136627.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,117 1,072
5136658.SQ.FTS.B, Zero Cpn, 10/06/23 .. 505 482
5136667.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,395 2,332
5136782.SQ.FTS.B, Zero Cpn, 10/06/23 .. 194 170
5136863.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,553 448
5136931.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,379 1,340
5136996.SQ.FTS.B, Zero Cpn, 10/06/23 .. 290 219
5137092.SQ.FTS.B, Zero Cpn, 10/06/23 .. 855 440
5137109.SQ.FTS.B, Zero Cpn, 10/06/23 .. 4,845 1,244
5138072.SQ.FTS.B, Zero Cpn, 10/06/23 .. 4,511 2,310
5138360.SQ.FTS.B, Zero Cpn, 10/06/23 .. 894 822
5138393.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,913 1,859
5138431.SQ.FTS.B, Zero Cpn, 10/06/23 .. 648 635
5138741.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,598 1,558

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5138860.SQ.FTS.B, Zero Cpn, 10/06/23 .. $ 1,437 $ 1,029
5138869.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,026 1,845
5138917.SQ.FTS.B, Zero Cpn, 10/06/23 .. 592 507
5139115.SQ.FTS.B, Zero Cpn, 10/06/23 .. 864 567
5139424.SQ.FTS.B, Zero Cpn, 10/06/23 .. 15,379 15,054
5141482.SQ.FTS.B, Zero Cpn, 10/07/23 .. 6,979 6,785
5141701.SQ.FTS.B, Zero Cpn, 10/07/23 .. 295 228
5141945.SQ.FTS.B, Zero Cpn, 10/07/23 .. 284 270
5141962.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,265 1,546
5142028.SQ.FTS.B, Zero Cpn, 10/07/23 .. 612 544
5142049.SQ.FTS.B, Zero Cpn, 10/07/23 .. 983 883
5142085.SQ.FTS.B, Zero Cpn, 10/07/23 .. 413 406
5142175.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,262 1,231
5142327.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,492 1,436
5142404.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,679 1,643
5142507.SQ.FTS.B, Zero Cpn, 10/07/23 .. 298 293
5142724.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,714 2,644
5142830.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,818 1,739
5142915.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,312 2,245
5143292.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,117 1,092
5143977.SQ.FTS.B, Zero Cpn, 10/07/23 .. 6,970 6,687
5144849.SQ.FTS.B, Zero Cpn, 10/08/23 .. 776 762
5145573.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,041 1,996
5145760.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,810 2,460
5145849.SQ.FTS.B, Zero Cpn, 10/08/23 .. 56 55
5145947.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,070 2,021
5146747.SQ.FTS.B, Zero Cpn, 10/08/23 .. 1,486 1,444
5147207.SQ.FTS.B, Zero Cpn, 10/08/23 .. 577 515
5147455.SQ.FTS.B, Zero Cpn, 10/08/23 .. 947 875
5147486.SQ.FTS.B, Zero Cpn, 10/08/23 .. 595 579
5147632.SQ.FTS.B, Zero Cpn, 10/08/23 .. 5,773 5,369
5148014.SQ.FTS.B, Zero Cpn, 10/08/23 .. 7,047 6,727
5148107.SQ.FTS.B, Zero Cpn, 10/09/23 .. 5,772 5,046
5148337.SQ.FTS.B, Zero Cpn, 10/09/23 .. 1,924 1,866
5148379.SQ.FTS.B, Zero Cpn, 10/09/23 .. 6,689 6,181
5148479.SQ.FTS.B, Zero Cpn, 10/09/23 .. 2,697 2,635
5148527.SQ.FTS.B, Zero Cpn, 10/09/23 .. 1,113 1,089
5148588.SQ.FTS.B, Zero Cpn, 10/09/23 .. 8,354 7,852
5148859.SQ.FTS.B, Zero Cpn, 10/10/23 .. 3,622 3,457
5149144.SQ.FTS.B, Zero Cpn, 10/10/23 .. 2,220 1,871
5149170.SQ.FTS.B, Zero Cpn, 10/10/23 .. 719 495
5149269.SQ.FTS.B, Zero Cpn, 10/10/23 .. 941 497
5149285.SQ.FTS.B, Zero Cpn, 10/10/23 .. 609 493
5150319.SQ.FTS.B, Zero Cpn, 10/11/23 .. 3,752 3,660
5150453.SQ.FTS.B, Zero Cpn, 10/11/23 .. 2,009 1,415
5150470.SQ.FTS.B, Zero Cpn, 10/11/23 .. 5,886 4,339
5150547.SQ.FTS.B, Zero Cpn, 10/11/23 .. 12,940 12,180
5150947.SQ.FTS.B, Zero Cpn, 10/11/23 .. 4,504 4,390
5151046.SQ.FTS.B, Zero Cpn, 10/11/23 .. 196 192
5151656.SQ.FTS.B, Zero Cpn, 10/11/23 .. 15,034 14,488
5152221.SQ.FTS.B, Zero Cpn, 10/11/23 .. 3,018 2,953
5152302.SQ.FTS.B, Zero Cpn, 10/11/23 .. 2,476 2,382
5152326.SQ.FTS.B, Zero Cpn, 10/11/23 .. 1,114 1,089
5152396.SQ.FTS.B, Zero Cpn, 10/11/23 .. 794 763
5152412.SQ.FTS.B, Zero Cpn, 10/11/23 .. 6,395 6,193
5152519.SQ.FTS.B, Zero Cpn, 10/11/23 .. 13,993 13,463
5152767.SQ.FTS.B, Zero Cpn, 10/11/23 .. 4,964 3,543
5152822.SQ.FTS.B, Zero Cpn, 10/11/23 .. 25,512 17,188
Description
Principal
Amount Value
Block, Inc. (continued)
5152971.SQ.FTS.B, Zero Cpn, 10/11/23 .. $ 2,756 $ 2,641
5153148.SQ.FTS.B, Zero Cpn, 10/11/23 .. 1,234 1,209
5153190.SQ.FTS.B, Zero Cpn, 10/11/23 .. 7,119 6,928
5153369.SQ.FTS.B, Zero Cpn, 10/11/23 .. 12,701 7,531
5153453.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,255 3,176
5153611.SQ.FTS.B, Zero Cpn, 10/12/23 .. 7,848 7,130
5153956.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,957 919
5153988.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,044 1,019
5154015.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,432 2,380
5154100.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,389 3,029
5154181.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,162 1,149
5154314.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,780 2,341
5154404.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,735 2,629
5154543.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,772 1,726
5154612.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,321 692
5154724.SQ.FTS.B, Zero Cpn, 10/12/23 .. 5,264 5,116
5154882.SQ.FTS.B, Zero Cpn, 10/12/23 .. 654 638
5154907.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,638 2,559
5154987.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,044 2,537
5155122.SQ.FTS.B, Zero Cpn, 10/12/23 .. 528 518
5155148.SQ.FTS.B, Zero Cpn, 10/12/23 .. 10,793 10,394
5155471.SQ.FTS.B, Zero Cpn, 10/12/23 .. 12,128 11,892
5156010.SQ.FTS.B, Zero Cpn, 10/12/23 .. 334 328
5156156.SQ.FTS.B, Zero Cpn, 10/12/23 .. 8,732 6,511
5156296.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,661 3,597
5156782.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,579 1,549
5156973.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,916 1,870
5157001.SQ.FTS.B, Zero Cpn, 10/12/23 .. 10,303 10,032
5157137.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,033 1,010
5157152.SQ.FTS.B, Zero Cpn, 10/12/23 .. 6,006 3,861
5157233.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,034 884
5157279.SQ.FTS.B, Zero Cpn, 10/12/23 .. 11,228 5,884
5157398.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,168 1,138
5157821.SQ.FTS.B, Zero Cpn, 10/13/23 .. 5,573 3,105
5158164.SQ.FTS.B, Zero Cpn, 10/13/23 .. 425 329
5158290.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,417 1,384
5158325.SQ.FTS.B, Zero Cpn, 10/13/23 .. 3,043 2,959
5158425.SQ.FTS.B, Zero Cpn, 10/13/23 .. 7,497 7,315
5158706.SQ.FTS.B, Zero Cpn, 10/13/23 .. 10,576 10,132
5159090.SQ.FTS.B, Zero Cpn, 10/13/23 .. 5,509 5,375
5159226.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,859 2,664
5159258.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,347 1,334
5159356.SQ.FTS.B, Zero Cpn, 10/13/23 .. 9,890 6,419
5159501.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,662 1,520
5159523.SQ.FTS.B, Zero Cpn, 10/13/23 .. 4,940 3,883
5159643.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,445 1,198
5159726.SQ.FTS.B, Zero Cpn, 10/13/23 .. 35,227 32,175
5160236.SQ.FTS.B, Zero Cpn, 10/13/23 .. 15,777 13,255
5160507.SQ.FTS.B, Zero Cpn, 10/13/23 .. 802 613
5160522.SQ.FTS.B, Zero Cpn, 10/13/23 .. 328 312
5160629.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,642 2,259
5160651.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,565 2,470
5160744.SQ.FTS.B, Zero Cpn, 10/13/23 .. 23,620 23,062
5162509.SQ.FTS.B, Zero Cpn, 10/14/23 .. 55,221 26,821
5162955.SQ.FTS.B, Zero Cpn, 10/14/23 .. 860 788
5163000.SQ.FTS.B, Zero Cpn, 10/14/23 .. 6,619 5,096
5163155.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,767 2,704
5163312.SQ.FTS.B, Zero Cpn, 10/14/23 .. 12,371 10,470

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5163509.SQ.FTS.B, Zero Cpn, 10/14/23 .. $ 4,533 $ 4,398
5163616.SQ.FTS.B, Zero Cpn, 10/14/23 .. 9,746 9,085
5164173.SQ.FTS.B, Zero Cpn, 10/14/23 .. 193 187
5164174.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,129 1,121
5164196.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,992 1,915
5164302.SQ.FTS.B, Zero Cpn, 10/14/23 .. 954 929
5164324.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,981 2,892
5164779.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,217 1,186
5165156.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,608 3,196
5165213.SQ.FTS.B, Zero Cpn, 10/14/23 .. 900 862
5165268.SQ.FTS.B, Zero Cpn, 10/14/23 .. 859 839
5165378.SQ.FTS.B, Zero Cpn, 10/14/23 .. 6,251 4,429
5165457.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,690 2,606
5165511.SQ.FTS.B, Zero Cpn, 10/14/23 .. 5,366 5,068
5165652.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,227 1,193
5165754.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,831 1,168
5165875.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,621 1,581
5165986.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,227 1,193
5166227.SQ.FTS.B, Zero Cpn, 10/14/23 .. 22,113 21,573
5166615.SQ.FTS.B, Zero Cpn, 10/15/23 .. 2,799 2,735
5166751.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,024 1,005
5166870.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,373 1,347
5166972.SQ.FTS.B, Zero Cpn, 10/15/23 .. 15,726 14,694
5167335.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,426 1,366
5167455.SQ.FTS.B, Zero Cpn, 10/15/23 .. 480 440
5167500.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,475 3,244
5167604.SQ.FTS.B, Zero Cpn, 10/15/23 .. 4,653 4,521
5168098.SQ.FTS.B, Zero Cpn, 10/15/23 .. 436 415
5168563.SQ.FTS.B, Zero Cpn, 10/15/23 .. 2,344 2,284
5168680.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,748 1,671
5168750.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,080 2,982
5168842.SQ.FTS.B, Zero Cpn, 10/15/23 .. 3,032 2,932
5168932.SQ.FTS.B, Zero Cpn, 10/15/23 .. 707 675
5169673.SQ.FTS.B, Zero Cpn, 10/15/23 .. 9,350 9,101
5169921.SQ.FTS.B, Zero Cpn, 10/15/23 .. 170 167
5169928.SQ.FTS.B, Zero Cpn, 10/15/23 .. 2,076 1,837
5170034.SQ.FTS.B, Zero Cpn, 10/15/23 .. 7,063 5,381
5170150.SQ.FTS.B, Zero Cpn, 10/15/23 .. 397 369
5170173.SQ.FTS.B, Zero Cpn, 10/15/23 .. 22,122 21,418
5170843.SQ.FTS.B, Zero Cpn, 10/15/23 .. 14,553 8,984
5171068.SQ.FTS.B, Zero Cpn, 10/15/23 .. 19,368 18,902
5171614.SQ.FTS.B, Zero Cpn, 10/16/23 .. 306 257
5171656.SQ.FTS.B, Zero Cpn, 10/16/23 .. 875 262
5171725.SQ.FTS.B, Zero Cpn, 10/16/23 .. 2,783 2,691
5171759.SQ.FTS.B, Zero Cpn, 10/16/23 .. 2,636 2,465
5171787.SQ.FTS.B, Zero Cpn, 10/16/23 .. 597 575
5171798.SQ.FTS.B, Zero Cpn, 10/16/23 .. 11,152 10,863
5172121.SQ.FTS.B, Zero Cpn, 10/16/23 .. 7,074 6,852
5172263.SQ.FTS.B, Zero Cpn, 10/16/23 .. 1,350 1,284
5172281.SQ.FTS.B, Zero Cpn, 10/16/23 .. 968 945
5172371.SQ.FTS.B, Zero Cpn, 10/16/23 .. 717 702
5172517.SQ.FTS.B, Zero Cpn, 10/17/23 .. 3,467 889
5172607.SQ.FTS.B, Zero Cpn, 10/17/23 .. 1,208 1,040
5172676.SQ.FTS.B, Zero Cpn, 10/17/23 .. 4,120 3,148
5172726.SQ.FTS.B, Zero Cpn, 10/17/23 .. 2,328 2,032
5172757.SQ.FTS.B, Zero Cpn, 10/17/23 .. 2,126 2,081
5172829.SQ.FTS.B, Zero Cpn, 10/17/23 .. 1,507 1,467
5172857.SQ.FTS.B, Zero Cpn, 10/17/23 .. 1,520 1,283
Description
Principal
Amount Value
Block, Inc. (continued)
5172879.SQ.FTS.B, Zero Cpn, 10/17/23 .. $ 601 $ 557
5173148.SQ.FTS.B, Zero Cpn, 10/17/23 .. 1,239 1,206
5173204.SQ.FTS.B, Zero Cpn, 10/17/23 .. 2,036 1,919
5173238.SQ.FTS.B, Zero Cpn, 10/17/23 .. 5,417 5,249
5173671.SQ.FTS.B, Zero Cpn, 10/18/23 .. 177 159
5173697.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,850 4,722
5174300.SQ.FTS.B, Zero Cpn, 10/18/23 .. 6,899 6,453
5175259.SQ.FTS.B, Zero Cpn, 10/18/23 .. 478 225
5175425.SQ.FTS.B, Zero Cpn, 10/18/23 .. 583 569
5175826.SQ.FTS.B, Zero Cpn, 10/18/23 .. 3,737 2,884
5175901.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,803 1,752
5176007.SQ.FTS.B, Zero Cpn, 10/18/23 .. 197 187
5176106.SQ.FTS.B, Zero Cpn, 10/18/23 .. 3,207 3,138
5176286.SQ.FTS.B, Zero Cpn, 10/18/23 .. 936 914
5176343.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,685 4,315
5176420.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,939 1,114
5176448.SQ.FTS.B, Zero Cpn, 10/18/23 .. 5,420 5,251
5176544.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,199 1,173
5176617.SQ.FTS.B, Zero Cpn, 10/18/23 .. 935 578
5176878.SQ.FTS.B, Zero Cpn, 10/18/23 .. 716 671
5176935.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,264 764
5177078.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,097 2,015
5177285.SQ.FTS.B, Zero Cpn, 10/18/23 .. 10,024 9,764
5177710.SQ.FTS.B, Zero Cpn, 10/18/23 .. 7,638 7,405
5178365.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,593 3,254
5178484.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,118 3,649
5178540.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,473 1,949
5178621.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,975 2,141
5178744.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,010 1,964
5178888.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,917 2,852
5178958.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,049 1,025
5178983.SQ.FTS.B, Zero Cpn, 10/18/23 .. 881 786
5179008.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,102 1,914
5179099.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,445 2,385
5179181.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,663 2,247
5179241.SQ.FTS.B, Zero Cpn, 10/18/23 .. 7,070 6,854
5179609.SQ.FTS.B, Zero Cpn, 10/19/23 .. 13,991 13,588
5180070.SQ.FTS.B, Zero Cpn, 10/19/23 .. 485 476
5180171.SQ.FTS.B, Zero Cpn, 10/19/23 .. 2,147 2,070
5180228.SQ.FTS.B, Zero Cpn, 10/19/23 .. 304 298
5180392.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,048 992
5180490.SQ.FTS.B, Zero Cpn, 10/19/23 .. 266 261
5181779.SQ.FTS.B, Zero Cpn, 10/19/23 .. 12,445 11,497
5182664.SQ.FTS.B, Zero Cpn, 10/19/23 .. 831 810
5182752.SQ.FTS.B, Zero Cpn, 10/19/23 .. 63 62
5183134.SQ.FTS.B, Zero Cpn, 10/19/23 .. 4,582 4,487
5183886.SQ.FTS.B, Zero Cpn, 10/19/23 .. 469 461
5184127.SQ.FTS.B, Zero Cpn, 10/19/23 .. 2,600 2,520
5184333.SQ.FTS.B, Zero Cpn, 10/19/23 .. 571 557
5184366.SQ.FTS.B, Zero Cpn, 10/19/23 .. 4,879 4,728
5184597.SQ.FTS.B, Zero Cpn, 10/19/23 .. 980 953
5184623.SQ.FTS.B, Zero Cpn, 10/19/23 .. 829 750
5184654.SQ.FTS.B, Zero Cpn, 10/19/23 .. 2,683 2,380
5184700.SQ.FTS.B, Zero Cpn, 10/19/23 .. 5,590 4,939
5184893.SQ.FTS.B, Zero Cpn, 10/19/23 .. 12,056 11,672
5185515.SQ.FTS.B, Zero Cpn, 10/19/23 .. 2,449 2,375
5185810.SQ.FTS.B, Zero Cpn, 10/20/23 .. 1,069 1,047
5186377.SQ.FTS.B, Zero Cpn, 10/20/23 .. 6,078 5,695

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5186818.SQ.FTS.B, Zero Cpn, 10/20/23 .. $ 933 $ 912
5187140.SQ.FTS.B, Zero Cpn, 10/20/23 .. 1,534 1,423
5187726.SQ.FTS.B, Zero Cpn, 10/20/23 .. 1,311 1,285
5188076.SQ.FTS.B, Zero Cpn, 10/20/23 .. 4,279 4,140
5188774.SQ.FTS.B, Zero Cpn, 10/20/23 .. 2,486 1,430
5188827.SQ.FTS.B, Zero Cpn, 10/20/23 .. 1,514 1,402
5189475.SQ.FTS.B, Zero Cpn, 10/20/23 .. 1,045 1,017
5189604.SQ.FTS.B, Zero Cpn, 10/20/23 .. 6,687 5,924
5189756.SQ.FTS.B, Zero Cpn, 10/20/23 .. 93 91
5189905.SQ.FTS.B, Zero Cpn, 10/20/23 .. 6,143 6,015
5190292.SQ.FTS.B, Zero Cpn, 10/20/23 .. 3,844 3,735
5190391.SQ.FTS.B, Zero Cpn, 10/20/23 .. 13,322 12,166
5198086.SQ.FTS.B, Zero Cpn, 10/21/23 .. 46,916 44,014
5202714.SQ.FTS.B, Zero Cpn, 10/21/23 .. 36,500 27,953
5203664.SQ.FTS.B, Zero Cpn, 10/21/23 .. 1,950 1,170
5203735.SQ.FTS.B, Zero Cpn, 10/21/23 .. 6,108 4,479
5203797.SQ.FTS.B, Zero Cpn, 10/21/23 .. 811 792
5203935.SQ.FTS.B, Zero Cpn, 10/21/23 .. 1,620 1,412
5204070.SQ.FTS.B, Zero Cpn, 10/22/23 .. 1,352 1,320
5204240.SQ.FTS.B, Zero Cpn, 10/22/23 .. 1,136 865
5204798.SQ.FTS.B, Zero Cpn, 10/22/23 .. 5,697 5,578
5206327.SQ.FTS.B, Zero Cpn, 10/22/23 .. 3,219 2,985
5206615.SQ.FTS.B, Zero Cpn, 10/22/23 .. 4,964 4,823
5206948.SQ.FTS.B, Zero Cpn, 10/22/23 .. 3,761 3,652
5207486.SQ.FTS.B, Zero Cpn, 10/22/23 .. 990 969
5207544.SQ.FTS.B, Zero Cpn, 10/22/23 .. 31,878 28,779
5209009.SQ.FTS.B, Zero Cpn, 10/22/23 .. 1,999 1,928
5209284.SQ.FTS.B, Zero Cpn, 10/22/23 .. 2,441 2,360
5209644.SQ.FTS.B, Zero Cpn, 10/22/23 .. 5,880 5,727
5209797.SQ.FTS.B, Zero Cpn, 10/23/23 .. 903 706
5209815.SQ.FTS.B, Zero Cpn, 10/23/23 .. 679 630
5209822.SQ.FTS.B, Zero Cpn, 10/23/23 .. 14,523 14,230
5210519.SQ.FTS.B, Zero Cpn, 10/24/23 .. 11,522 4,456
5210616.SQ.FTS.B, Zero Cpn, 10/24/23 .. 1,661 1,420
5210634.SQ.FTS.B, Zero Cpn, 10/24/23 .. 2,483 2,403
5210691.SQ.FTS.B, Zero Cpn, 10/24/23 .. 3,043 1,934
5211382.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,355 1,208
5211496.SQ.FTS.B, Zero Cpn, 10/25/23 .. 699 638
5211551.SQ.FTS.B, Zero Cpn, 10/25/23 .. 255 246
5211795.SQ.FTS.B, Zero Cpn, 10/25/23 .. 357 350
5211869.SQ.FTS.B, Zero Cpn, 10/25/23 .. 5,841 4,902
5212836.SQ.FTS.B, Zero Cpn, 10/25/23 .. 22,801 22,054
5213740.SQ.FTS.B, Zero Cpn, 10/25/23 .. 2,050 1,988
5213804.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,949 1,848
5213875.SQ.FTS.B, Zero Cpn, 10/25/23 .. 8,754 8,360
5214421.SQ.FTS.B, Zero Cpn, 10/25/23 .. 513 449
5214428.SQ.FTS.B, Zero Cpn, 10/25/23 .. 21,092 20,605
5215697.SQ.FTS.B, Zero Cpn, 10/25/23 .. 30,182 28,877
5216200.SQ.FTS.B, Zero Cpn, 10/26/23 .. 13,287 13,028
5218386.SQ.FTS.B, Zero Cpn, 10/26/23 .. 6,941 6,759
5218771.SQ.FTS.B, Zero Cpn, 10/26/23 .. 16,301 15,299
5219348.SQ.FTS.B, Zero Cpn, 10/26/23 .. 460 289
5219361.SQ.FTS.B, Zero Cpn, 10/26/23 .. 4,892 4,457
5219633.SQ.FTS.B, Zero Cpn, 10/26/23 .. 2,395 2,338
5219771.SQ.FTS.B, Zero Cpn, 10/26/23 .. 312 300
5219834.SQ.FTS.B, Zero Cpn, 10/26/23 .. 28,735 28,062
5220877.SQ.FTS.B, Zero Cpn, 10/27/23 .. 2,833 2,755
5221010.SQ.FTS.B, Zero Cpn, 10/27/23 .. 1,750 1,692
Description
Principal
Amount Value
Block, Inc. (continued)
5223051.SQ.FTS.B, Zero Cpn, 10/27/23 .. $ 5,576 $ 5,424
5223440.SQ.FTS.B, Zero Cpn, 10/27/23 .. 6,387 6,206
5223636.SQ.FTS.B, Zero Cpn, 10/27/23 .. 3,680 2,167
5223661.SQ.FTS.B, Zero Cpn, 10/27/23 .. 10,197 7,087
5223758.SQ.FTS.B, Zero Cpn, 10/27/23 .. 802 751
5223785.SQ.FTS.B, Zero Cpn, 10/27/23 .. 2,395 2,351
5224224.SQ.FTS.B, Zero Cpn, 10/27/23 .. 7,956 7,775
5224950.SQ.FTS.B, Zero Cpn, 10/27/23 .. 2,161 2,103
5225012.SQ.FTS.B, Zero Cpn, 10/27/23 .. 3,182 3,104
5225128.SQ.FTS.B, Zero Cpn, 10/27/23 .. 7,941 7,545
5230045.SQ.FTS.B, Zero Cpn, 10/28/23 .. 3,802 3,689
5230330.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,386 713
5230521.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,219 1,019
5230534.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,900 1,840
5230601.SQ.FTS.B, Zero Cpn, 10/28/23 .. 5,805 4,266
5230738.SQ.FTS.B, Zero Cpn, 10/28/23 .. 526 501
5230985.SQ.FTS.B, Zero Cpn, 10/28/23 .. 533 482
5231874.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,972 1,888
5231939.SQ.FTS.B, Zero Cpn, 10/28/23 .. 451 441
5231969.SQ.FTS.B, Zero Cpn, 10/28/23 .. 846 708
5232009.SQ.FTS.B, Zero Cpn, 10/28/23 .. 2,216 2,145
5232107.SQ.FTS.B, Zero Cpn, 10/28/23 .. 2,682 2,541
5232178.SQ.FTS.B, Zero Cpn, 10/28/23 .. 418 384
5232234.SQ.FTS.B, Zero Cpn, 10/28/23 .. 762 745
5232317.SQ.FTS.B, Zero Cpn, 10/28/23 .. 796 778
5232351.SQ.FTS.B, Zero Cpn, 10/28/23 .. 12,343 11,974
5233083.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,255 1,153
5233096.SQ.FTS.B, Zero Cpn, 10/28/23 .. 755 738
5233666.SQ.FTS.B, Zero Cpn, 10/28/23 .. 2,903 2,838
5233813.SQ.FTS.B, Zero Cpn, 10/28/23 .. 5,080 4,967
5234006.SQ.FTS.B, Zero Cpn, 10/28/23 .. 36,884 24,164
5235183.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,010 635
5235252.SQ.FTS.B, Zero Cpn, 10/29/23 .. 971 748
5235263.SQ.FTS.B, Zero Cpn, 10/29/23 .. 619 542
5235289.SQ.FTS.B, Zero Cpn, 10/29/23 .. 3,560 3,419
5235364.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,280 1,249
5235428.SQ.FTS.B, Zero Cpn, 10/29/23 .. 2,152 2,111
5235712.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,458 1,079
5235796.SQ.FTS.B, Zero Cpn, 10/29/23 .. 2,381 2,306
5235905.SQ.FTS.B, Zero Cpn, 10/29/23 .. 3,866 2,757
5236032.SQ.FTS.B, Zero Cpn, 10/29/23 .. 2,571 2,511
5237659.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,404 1,360
5237741.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,234 1,206
5237941.SQ.FTS.B, Zero Cpn, 10/29/23 .. 5,600 4,903
5238462.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,036 981
5238482.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,352 1,318
5238828.SQ.FTS.B, Zero Cpn, 10/29/23 .. 22,775 16,371
5239241.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,627 1,564
5239271.SQ.FTS.B, Zero Cpn, 10/29/23 .. 4,669 4,545
5239810.SQ.FTS.B, Zero Cpn, 10/29/23 .. 420 412
5239828.SQ.FTS.B, Zero Cpn, 10/29/23 .. 2,289 1,516
5239950.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,207 1,124
5240029.SQ.FTS.B, Zero Cpn, 10/30/23 .. 7,281 7,060
5240144.SQ.FTS.B, Zero Cpn, 10/30/23 .. 1,458 1,424
5240174.SQ.FTS.B, Zero Cpn, 10/30/23 .. 3,526 3,400
5240231.SQ.FTS.B, Zero Cpn, 10/30/23 .. 5,274 4,937
5240332.SQ.FTS.B, Zero Cpn, 10/30/23 .. 8,310 8,069
5240469.SQ.FTS.B, Zero Cpn, 10/30/23 .. 571 558

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5240481.SQ.FTS.B, Zero Cpn, 10/30/23 .. $ 2,133 $ 2,029
5240513.SQ.FTS.B, Zero Cpn, 10/30/23 .. 1,330 1,298
5240546.SQ.FTS.B, Zero Cpn, 10/30/23 .. 1,371 464
5240561.SQ.FTS.B, Zero Cpn, 10/30/23 .. 993 740
5240567.SQ.FTS.B, Zero Cpn, 10/30/23 .. 4,313 3,866
5240619.SQ.FTS.B, Zero Cpn, 10/30/23 .. 900 877
5240636.SQ.FTS.B, Zero Cpn, 10/30/23 .. 3,032 2,904
5240704.SQ.FTS.B, Zero Cpn, 10/30/23 .. 1,194 1,159
5240793.SQ.FTS.B, Zero Cpn, 11/01/23 .. 4,437 4,347
5240923.SQ.FTS.B, Zero Cpn, 11/01/23 .. 7,658 6,573
5241014.SQ.FTS.B, Zero Cpn, 11/01/23 .. 3,994 3,908
5241173.SQ.FTS.B, Zero Cpn, 11/01/23 .. 1,310 497
5241187.SQ.FTS.B, Zero Cpn, 11/01/23 .. 1,135 1,101
5241200.SQ.FTS.B, Zero Cpn, 11/01/23 .. 5,745 5,573
5241272.SQ.FTS.B, Zero Cpn, 11/01/23 .. 5,363 5,248
5241432.SQ.FTS.B, Zero Cpn, 11/01/23 .. 2,107 2,035
5242267.SQ.FTS.B, Zero Cpn, 11/02/23 .. 3,614 3,425
5242951.SQ.FTS.B, Zero Cpn, 11/02/23 .. 3,646 3,521
5243178.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,853 1,721
5243381.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,939 1,703
5243401.SQ.FTS.B, Zero Cpn, 11/02/23 .. 6,849 6,143
5243657.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,821 1,767
5243698.SQ.FTS.B, Zero Cpn, 11/02/23 .. 2,001 1,964
5243921.SQ.FTS.B, Zero Cpn, 11/02/23 .. 5,440 5,320
5244124.SQ.FTS.B, Zero Cpn, 11/02/23 .. 2,197 2,039
5244187.SQ.FTS.B, Zero Cpn, 11/02/23 .. 6,067 5,818
5244310.SQ.FTS.B, Zero Cpn, 11/02/23 .. 9,136 8,572
5244523.SQ.FTS.B, Zero Cpn, 11/02/23 .. 7,463 7,270
5244712.SQ.FTS.B, Zero Cpn, 11/02/23 .. 9,429 8,280
5244921.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,290 1,176
5245023.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,248 668
5245246.SQ.FTS.B, Zero Cpn, 11/02/23 .. 4,391 4,218
5245354.SQ.FTS.B, Zero Cpn, 11/02/23 .. 5,929 5,565
5245503.SQ.FTS.B, Zero Cpn, 11/02/23 .. 243 238
5245526.SQ.FTS.B, Zero Cpn, 11/02/23 .. 944 921
5245556.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,221 1,144
5245587.SQ.FTS.B, Zero Cpn, 11/02/23 .. 4,818 4,649
5245751.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,363 1,270
5245852.SQ.FTS.B, Zero Cpn, 11/02/23 .. 7,157 6,122
5245998.SQ.FTS.B, Zero Cpn, 11/02/23 .. 913 641
5246013.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,463 1,280
5246068.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,928 1,880
5246104.SQ.FTS.B, Zero Cpn, 11/02/23 .. 504 482
5246181.SQ.FTS.B, Zero Cpn, 11/02/23 .. 6,326 6,111
5246299.SQ.FTS.B, Zero Cpn, 11/02/23 .. 446 412
5246421.SQ.FTS.B, Zero Cpn, 11/02/23 .. 17,517 12,496
5246622.SQ.FTS.B, Zero Cpn, 11/02/23 .. 3,155 3,088
5246866.SQ.FTS.B, Zero Cpn, 11/03/23 .. 50,082 46,051
5248885.SQ.FTS.B, Zero Cpn, 11/03/23 .. 2,709 2,644
5249074.SQ.FTS.B, Zero Cpn, 11/03/23 .. 13,370 12,828
5249481.SQ.FTS.B, Zero Cpn, 11/03/23 .. 7,136 6,855
5249647.SQ.FTS.B, Zero Cpn, 11/03/23 .. 3,101 3,017
5249813.SQ.FTS.B, Zero Cpn, 11/03/23 .. 3,836 3,757
5250058.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,112 1,068
5250237.SQ.FTS.B, Zero Cpn, 11/03/23 .. 2,451 2,380
5250321.SQ.FTS.B, Zero Cpn, 11/03/23 .. 4,441 4,087
5250909.SQ.FTS.B, Zero Cpn, 11/03/23 .. 3,040 2,718
5251077.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,653 1,623
Description
Principal
Amount Value
Block, Inc. (continued)
5251279.SQ.FTS.B, Zero Cpn, 11/03/23 .. $ 40,563 $ 38,934
5251953.SQ.FTS.B, Zero Cpn, 11/04/23 .. 1,860 1,096
5252278.SQ.FTS.B, Zero Cpn, 11/04/23 .. 210 202
5252966.SQ.FTS.B, Zero Cpn, 11/04/23 .. 2,160 1,771
5253686.SQ.FTS.B, Zero Cpn, 11/04/23 .. 3,187 2,680
5253966.SQ.FTS.B, Zero Cpn, 11/04/23 .. 2,255 2,202
5254175.SQ.FTS.B, Zero Cpn, 11/04/23 .. 16,998 14,512
5255436.SQ.FTS.B, Zero Cpn, 11/04/23 .. 2,838 2,758
5255589.SQ.FTS.B, Zero Cpn, 11/04/23 .. 3,547 3,414
5256269.SQ.FTS.B, Zero Cpn, 11/04/23 .. 729 700
5256291.SQ.FTS.B, Zero Cpn, 11/04/23 .. 22,613 21,938
5256900.SQ.FTS.B, Zero Cpn, 11/04/23 .. 1,325 1,083
5256925.SQ.FTS.B, Zero Cpn, 11/04/23 .. 25,111 15,583
5257274.SQ.FTS.B, Zero Cpn, 11/04/23 .. 771 563
5257285.SQ.FTS.B, Zero Cpn, 11/04/23 .. 657 523
5257298.SQ.FTS.B, Zero Cpn, 11/04/23 .. 9,152 7,968
5257478.SQ.FTS.B, Zero Cpn, 11/04/23 .. 452 444
5257541.SQ.FTS.B, Zero Cpn, 11/04/23 .. 7,175 6,172
5257684.SQ.FTS.B, Zero Cpn, 11/04/23 .. 1,867 1,827
5262347.SQ.FTS.B, Zero Cpn, 11/05/23 .. 10,729 10,474
5262837.SQ.FTS.B, Zero Cpn, 11/05/23 .. 2,297 2,030
5262973.SQ.FTS.B, Zero Cpn, 11/05/23 .. 725 707
5263059.SQ.FTS.B, Zero Cpn, 11/05/23 .. 4,256 4,150
5264010.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,612 1,553
5264122.SQ.FTS.B, Zero Cpn, 11/05/23 .. 9,188 7,986
5264287.SQ.FTS.B, Zero Cpn, 11/05/23 .. 3,698 3,504
5264439.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,513 1,167
5264599.SQ.FTS.B, Zero Cpn, 11/05/23 .. 3,276 3,165
5264681.SQ.FTS.B, Zero Cpn, 11/05/23 .. 19,704 17,373
5265031.SQ.FTS.B, Zero Cpn, 11/05/23 .. 10,295 10,029
5265357.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,034 1,000
5265506.SQ.FTS.B, Zero Cpn, 11/05/23 .. 5,282 5,138
5265661.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,839 1,696
5265724.SQ.FTS.B, Zero Cpn, 11/05/23 .. 7,882 7,587
5265935.SQ.FTS.B, Zero Cpn, 11/05/23 .. 4,386 4,169
5266078.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,627 1,590
5266319.SQ.FTS.B, Zero Cpn, 11/05/23 .. 2,142 2,086
5266384.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,402 992
5266415.SQ.FTS.B, Zero Cpn, 11/05/23 .. 2,040 1,983
5266471.SQ.FTS.B, Zero Cpn, 11/05/23 .. 4,377 4,194
5266604.SQ.FTS.B, Zero Cpn, 11/05/23 .. 119 117
5266715.SQ.FTS.B, Zero Cpn, 11/05/23 .. 2,818 2,651
5266796.SQ.FTS.B, Zero Cpn, 11/05/23 .. 2,159 2,104
5266838.SQ.FTS.B, Zero Cpn, 11/05/23 .. 662 647
5267025.SQ.FTS.B, Zero Cpn, 11/05/23 .. 77 76
5267196.SQ.FTS.B, Zero Cpn, 11/06/23 .. 3,238 2,718
5267302.SQ.FTS.B, Zero Cpn, 11/06/23 .. 298 233
5267314.SQ.FTS.B, Zero Cpn, 11/06/23 .. 10,332 9,806
5267689.SQ.FTS.B, Zero Cpn, 11/06/23 .. 9,115 8,861
5268442.SQ.FTS.B, Zero Cpn, 11/06/23 .. 1,626 1,584
5268607.SQ.FTS.B, Zero Cpn, 11/06/23 .. 2,056 1,980
5268857.SQ.FTS.B, Zero Cpn, 11/06/23 .. 1,257 1,229
5269141.SQ.FTS.B, Zero Cpn, 11/06/23 .. 3,133 2,650
5269783.SQ.FTS.B, Zero Cpn, 11/06/23 .. 1,778 1,420
5270012.SQ.FTS.B, Zero Cpn, 11/06/23 .. 2,044 1,980
5270173.SQ.FTS.B, Zero Cpn, 11/06/23 .. 125 123
5270785.SQ.FTS.B, Zero Cpn, 11/06/23 .. 601 587
5270817.SQ.FTS.B, Zero Cpn, 11/06/23 .. 539 515

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5270825.SQ.FTS.B, Zero Cpn, 11/06/23 .. $ 4,868 $ 2,384
5270868.SQ.FTS.B, Zero Cpn, 11/06/23 .. 4,305 4,192
5270964.SQ.FTS.B, Zero Cpn, 11/06/23 .. 3,106 2,682
5271062.SQ.FTS.B, Zero Cpn, 11/06/23 .. 345 338
5271157.SQ.FTS.B, Zero Cpn, 11/06/23 .. 11,589 11,211
5271506.SQ.FTS.B, Zero Cpn, 11/06/23 .. 3,137 2,974
5271609.SQ.FTS.B, Zero Cpn, 11/06/23 .. 22,149 21,670
5272553.SQ.FTS.B, Zero Cpn, 11/07/23 .. 5,805 5,627
5272771.SQ.FTS.B, Zero Cpn, 11/07/23 .. 7,161 6,801
5272850.SQ.FTS.B, Zero Cpn, 11/07/23 .. 4,366 4,266
5273361.SQ.FTS.B, Zero Cpn, 11/08/23 .. 7,284 7,078
5273532.SQ.FTS.B, Zero Cpn, 11/08/23 .. 1,913 1,657
5273564.SQ.FTS.B, Zero Cpn, 11/08/23 .. 12,863 12,350
5273714.SQ.FTS.B, Zero Cpn, 11/08/23 .. 3,846 2,497
5273737.SQ.FTS.B, Zero Cpn, 11/08/23 .. 5,174 4,163
5273786.SQ.FTS.B, Zero Cpn, 11/08/23 .. 5,707 4,187
5273846.SQ.FTS.B, Zero Cpn, 11/08/23 .. 4,507 3,892
5273909.SQ.FTS.B, Zero Cpn, 11/08/23 .. 1,755 1,711
5273943.SQ.FTS.B, Zero Cpn, 11/08/23 .. 1,198 1,168
5274123.SQ.FTS.B, Zero Cpn, 11/09/23 .. 3,484 3,395
5274423.SQ.FTS.B, Zero Cpn, 11/09/23 .. 15,011 14,413
5275676.SQ.FTS.B, Zero Cpn, 11/09/23 .. 1,612 1,578
5275801.SQ.FTS.B, Zero Cpn, 11/09/23 .. 3,279 3,077
5275895.SQ.FTS.B, Zero Cpn, 11/09/23 .. 2,707 2,617
5275943.SQ.FTS.B, Zero Cpn, 11/09/23 .. 1,289 1,245
5275977.SQ.FTS.B, Zero Cpn, 11/09/23 .. 10,463 10,165
5276774.SQ.FTS.B, Zero Cpn, 11/09/23 .. 3,264 2,194
5276903.SQ.FTS.B, Zero Cpn, 11/09/23 .. 738 695
5276911.SQ.FTS.B, Zero Cpn, 11/09/23 .. 611 597
5276919.SQ.FTS.B, Zero Cpn, 11/09/23 .. 5,251 4,684
5277019.SQ.FTS.B, Zero Cpn, 11/09/23 .. 14,024 13,645
5277282.SQ.FTS.B, Zero Cpn, 11/09/23 .. 1,028 927
5277364.SQ.FTS.B, Zero Cpn, 11/09/23 .. 2,402 1,300
5277559.SQ.FTS.B, Zero Cpn, 11/09/23 .. 3,006 2,949
5278071.SQ.FTS.B, Zero Cpn, 11/09/23 .. 3,624 3,507
5278122.SQ.FTS.B, Zero Cpn, 11/09/23 .. 3,338 3,245
5278242.SQ.FTS.B, Zero Cpn, 11/09/23 .. 2,160 2,085
5278307.SQ.FTS.B, Zero Cpn, 11/09/23 .. 3,681 3,582
5278379.SQ.FTS.B, Zero Cpn, 11/09/23 .. 3,176 2,895
5278415.SQ.FTS.B, Zero Cpn, 11/09/23 .. 4,276 4,177
5278534.SQ.FTS.B, Zero Cpn, 11/09/23 .. 13,285 12,936
5278595.SQ.FTS.B, Zero Cpn, 11/10/23 .. 1,470 1,373
5278900.SQ.FTS.B, Zero Cpn, 11/10/23 .. 6,189 5,797
5279041.SQ.FTS.B, Zero Cpn, 11/10/23 .. 9,818 9,439
5279298.SQ.FTS.B, Zero Cpn, 11/10/23 .. 6,485 6,021
5279482.SQ.FTS.B, Zero Cpn, 11/10/23 .. 3,572 3,454
5279609.SQ.FTS.B, Zero Cpn, 11/10/23 .. 2,841 2,747
5280393.SQ.FTS.B, Zero Cpn, 11/10/23 .. 5,713 5,166
5280553.SQ.FTS.B, Zero Cpn, 11/10/23 .. 13,459 11,616
5280789.SQ.FTS.B, Zero Cpn, 11/10/23 .. 965 923
5280864.SQ.FTS.B, Zero Cpn, 11/10/23 .. 6,443 6,276
5280986.SQ.FTS.B, Zero Cpn, 11/10/23 .. 1,327 930
5281087.SQ.FTS.B, Zero Cpn, 11/10/23 .. 421 389
5281096.SQ.FTS.B, Zero Cpn, 11/10/23 .. 858 765
5281451.SQ.FTS.B, Zero Cpn, 11/10/23 .. 8,692 8,470
5281609.SQ.FTS.B, Zero Cpn, 11/10/23 .. 19,377 18,904
5282181.SQ.FTS.B, Zero Cpn, 11/11/23 .. 5,764 5,416
5282272.SQ.FTS.B, Zero Cpn, 11/11/23 .. 5,775 5,481
Description
Principal
Amount Value
Block, Inc. (continued)
5282362.SQ.FTS.B, Zero Cpn, 11/11/23 .. $ 1,185 $ 1,162
5282437.SQ.FTS.B, Zero Cpn, 11/11/23 .. 32,619 30,146
5283277.SQ.FTS.B, Zero Cpn, 11/11/23 .. 565 538
5283438.SQ.FTS.B, Zero Cpn, 11/11/23 .. 779 761
5283467.SQ.FTS.B, Zero Cpn, 11/11/23 .. 7,875 7,703
5284007.SQ.FTS.B, Zero Cpn, 11/11/23 .. 3,118 2,716
5284064.SQ.FTS.B, Zero Cpn, 11/11/23 .. 9,767 9,497
5284691.SQ.FTS.B, Zero Cpn, 11/11/23 .. 8,433 6,416
5284829.SQ.FTS.B, Zero Cpn, 11/11/23 .. 7,208 7,026
5286795.SQ.FTS.B, Zero Cpn, 11/12/23 .. 942 907
5286813.SQ.FTS.B, Zero Cpn, 11/12/23 .. 5,636 4,805
5287039.SQ.FTS.B, Zero Cpn, 11/12/23 .. 18,931 16,516
5287336.SQ.FTS.B, Zero Cpn, 11/12/23 .. 6,362 6,056
5287595.SQ.FTS.B, Zero Cpn, 11/12/23 .. 811 758
5287635.SQ.FTS.B, Zero Cpn, 11/12/23 .. 3,828 3,656
5287814.SQ.FTS.B, Zero Cpn, 11/12/23 .. 2,505 2,358
5287841.SQ.FTS.B, Zero Cpn, 11/12/23 .. 8,908 8,706
5288333.SQ.FTS.B, Zero Cpn, 11/12/23 .. 901 883
5288483.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,501 924
5288523.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,319 1,190
5288567.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,419 984
5288588.SQ.FTS.B, Zero Cpn, 11/12/23 .. 66,000 38,998
5289180.SQ.FTS.B, Zero Cpn, 11/12/23 .. 2,102 2,046
5289252.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,929 1,729
5289293.SQ.FTS.B, Zero Cpn, 11/12/23 .. 13,828 11,149
5289564.SQ.FTS.B, Zero Cpn, 11/12/23 .. 4,435 4,113
5289607.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,546 1,328
5289838.SQ.FTS.B, Zero Cpn, 11/12/23 .. 2,339 2,249
5289917.SQ.FTS.B, Zero Cpn, 11/12/23 .. 756 255
5289935.SQ.FTS.B, Zero Cpn, 11/12/23 .. 2,226 2,179
5289989.SQ.FTS.B, Zero Cpn, 11/12/23 .. 2,075 2,013
5290032.SQ.FTS.B, Zero Cpn, 11/12/23 .. 26,927 25,302
5290329.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,918 1,870
5290432.SQ.FTS.B, Zero Cpn, 11/13/23 .. 462 328
5290545.SQ.FTS.B, Zero Cpn, 11/13/23 .. 574 561
5290574.SQ.FTS.B, Zero Cpn, 11/13/23 .. 8,313 8,126
5291095.SQ.FTS.B, Zero Cpn, 11/13/23 .. 11,776 8,704
5291508.SQ.FTS.B, Zero Cpn, 11/13/23 .. 352 345
5291536.SQ.FTS.B, Zero Cpn, 11/13/23 .. 2,863 2,756
5291623.SQ.FTS.B, Zero Cpn, 11/13/23 .. 17,851 17,383
5292026.SQ.FTS.B, Zero Cpn, 11/13/23 .. 5,382 2,970
5292089.SQ.FTS.B, Zero Cpn, 11/13/23 .. 2,017 1,842
5292138.SQ.FTS.B, Zero Cpn, 11/13/23 .. 4,807 4,640
5292889.SQ.FTS.B, Zero Cpn, 11/13/23 .. 1,744 1,701
5293305.SQ.FTS.B, Zero Cpn, 11/13/23 .. 2,869 2,794
5293370.SQ.FTS.B, Zero Cpn, 11/13/23 .. 2,417 2,354
5293536.SQ.FTS.B, Zero Cpn, 11/13/23 .. 25,287 24,515
5293585.SQ.FTS.B, Zero Cpn, 11/14/23 .. 8,399 8,084
5293668.SQ.FTS.B, Zero Cpn, 11/14/23 .. 6,920 5,998
5293871.SQ.FTS.B, Zero Cpn, 11/14/23 .. 4,457 2,910
5293907.SQ.FTS.B, Zero Cpn, 11/14/23 .. 3,883 3,163
5293955.SQ.FTS.B, Zero Cpn, 11/14/23 .. 6,965 3,905
5294032.SQ.FTS.B, Zero Cpn, 11/14/23 .. 4,558 4,386
5294185.SQ.FTS.B, Zero Cpn, 11/14/23 .. 3,784 3,683
5294289.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,634 1,481
5294309.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,200 552
5294320.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,600 1,550
5294366.SQ.FTS.B, Zero Cpn, 11/15/23 .. 6,730 6,450

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5294479.SQ.FTS.B, Zero Cpn, 11/15/23 .. $ 2,097 $ 2,037
5294523.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,953 1,901
5294657.SQ.FTS.B, Zero Cpn, 11/15/23 .. 5,201 4,973
5294805.SQ.FTS.B, Zero Cpn, 11/15/23 .. 21,249 20,196
5295185.SQ.FTS.B, Zero Cpn, 11/16/23 .. 3,283 3,079
5295255.SQ.FTS.B, Zero Cpn, 11/16/23 .. 4,664 3,767
5295480.SQ.FTS.B, Zero Cpn, 11/16/23 .. 4,171 4,060
5296246.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,628 997
5296265.SQ.FTS.B, Zero Cpn, 11/16/23 .. 997 976
5296302.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,527 1,481
5296350.SQ.FTS.B, Zero Cpn, 11/16/23 .. 554 538
5296363.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,000 1,633
5296379.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,329 1,081
5296402.SQ.FTS.B, Zero Cpn, 11/16/23 .. 8,532 8,130
5296558.SQ.FTS.B, Zero Cpn, 11/16/23 .. 986 960
5296588.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,268 1,195
5296624.SQ.FTS.B, Zero Cpn, 11/16/23 .. 25,369 24,744
5297029.SQ.FTS.B, Zero Cpn, 11/16/23 .. 202 191
5297035.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,001 1,952
5297063.SQ.FTS.B, Zero Cpn, 11/16/23 .. 280 260
5297074.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,442 1,410
5297119.SQ.FTS.B, Zero Cpn, 11/16/23 .. 5,399 5,275
5297175.SQ.FTS.B, Zero Cpn, 11/16/23 .. 973 775
5297221.SQ.FTS.B, Zero Cpn, 11/16/23 .. 271 252
5297224.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,993 2,807
5297250.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,101 1,036
5297347.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,114 2,010
5297382.SQ.FTS.B, Zero Cpn, 11/16/23 .. 3,159 2,969
5297428.SQ.FTS.B, Zero Cpn, 11/16/23 .. 4,696 4,553
5297487.SQ.FTS.B, Zero Cpn, 11/16/23 .. 8,670 8,357
5297646.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,482 2,336
5297658.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,532 2,381
5297688.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,273 1,237
5297747.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,238 2,175
5297761.SQ.FTS.B, Zero Cpn, 11/16/23 .. 6,991 6,639
5297910.SQ.FTS.B, Zero Cpn, 11/16/23 .. 8,987 8,427
5298049.SQ.FTS.B, Zero Cpn, 11/16/23 .. 4,036 3,924
5298136.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,558 1,249
5298171.SQ.FTS.B, Zero Cpn, 11/16/23 .. 526 508
5298179.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,494 2,428
5298248.SQ.FTS.B, Zero Cpn, 11/16/23 .. 6,591 6,196
5298409.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,613 2,542
5298623.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,536 1,495
5298672.SQ.FTS.B, Zero Cpn, 11/16/23 .. 10,134 9,821
5298892.SQ.FTS.B, Zero Cpn, 11/16/23 .. 27,338 26,602
5299429.SQ.FTS.B, Zero Cpn, 11/16/23 .. 4,648 4,464
5299486.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,933 1,883
5299563.SQ.FTS.B, Zero Cpn, 11/17/23 .. 15,873 15,468
5300019.SQ.FTS.B, Zero Cpn, 11/17/23 .. 876 856
5300172.SQ.FTS.B, Zero Cpn, 11/17/23 .. 5,363 5,051
5300321.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,061 751
5300323.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,450 1,159
5300360.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,011 1,956
5300442.SQ.FTS.B, Zero Cpn, 11/17/23 .. 747 713
5300472.SQ.FTS.B, Zero Cpn, 11/17/23 .. 775 747
5300948.SQ.FTS.B, Zero Cpn, 11/17/23 .. 899 879
5301202.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,933 2,874
5302399.SQ.FTS.B, Zero Cpn, 11/17/23 .. 3,196 3,114
Description
Principal
Amount Value
Block, Inc. (continued)
5302569.SQ.FTS.B, Zero Cpn, 11/17/23 .. $ 5,116 $ 4,705
5302815.SQ.FTS.B, Zero Cpn, 11/17/23 .. 985 966
5302910.SQ.FTS.B, Zero Cpn, 11/17/23 .. 3,366 3,290
5303109.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,446 1,925
5303173.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,279 1,183
5303269.SQ.FTS.B, Zero Cpn, 11/17/23 .. 6,819 6,152
5303459.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,329 2,253
5303539.SQ.FTS.B, Zero Cpn, 11/17/23 .. 3,839 3,455
5303663.SQ.FTS.B, Zero Cpn, 11/17/23 .. 5,191 5,036
5304262.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,252 1,116
5304303.SQ.FTS.B, Zero Cpn, 11/17/23 .. 7,952 7,719
5304427.SQ.FTS.B, Zero Cpn, 11/17/23 .. 5,475 4,677
5304517.SQ.FTS.B, Zero Cpn, 11/17/23 .. 9,070 8,072
5304590.SQ.FTS.B, Zero Cpn, 11/17/23 .. 18,863 18,325
5304956.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,488 2,248
5304995.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,682 2,408
5305067.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,784 2,624
5305103.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,075 843
5305120.SQ.FTS.B, Zero Cpn, 11/17/23 .. 3,518 3,168
5305172.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,492 1,402
5305218.SQ.FTS.B, Zero Cpn, 11/17/23 .. 609 579
5305242.SQ.FTS.B, Zero Cpn, 11/17/23 .. 3,161 3,090
5305359.SQ.FTS.B, Zero Cpn, 11/17/23 .. 780 756
5305370.SQ.FTS.B, Zero Cpn, 11/17/23 .. 423 397
5305581.SQ.FTS.B, Zero Cpn, 11/17/23 .. 7,437 7,073
5305701.SQ.FTS.B, Zero Cpn, 11/17/23 .. 681 662
5305739.SQ.FTS.B, Zero Cpn, 11/17/23 .. 9,731 9,480
5305936.SQ.FTS.B, Zero Cpn, 11/17/23 .. 7,601 7,386
5306117.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,148 483
5306142.SQ.FTS.B, Zero Cpn, 11/17/23 .. 351 337
5306448.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,887 2,826
5306642.SQ.FTS.B, Zero Cpn, 11/17/23 .. 4,942 4,652
5306751.SQ.FTS.B, Zero Cpn, 11/17/23 .. 178 175
5306815.SQ.FTS.B, Zero Cpn, 11/17/23 .. 31,285 29,492
5307314.SQ.FTS.B, Zero Cpn, 11/18/23 .. 2,713 2,640
5307479.SQ.FTS.B, Zero Cpn, 11/18/23 .. 4,039 3,932
5307590.SQ.FTS.B, Zero Cpn, 11/18/23 .. 2,118 1,962
5307874.SQ.FTS.B, Zero Cpn, 11/18/23 .. 2,520 2,398
5307959.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,359 1,113
5308247.SQ.FTS.B, Zero Cpn, 11/18/23 .. 7,765 7,512
5308603.SQ.FTS.B, Zero Cpn, 11/18/23 .. 2,394 2,353
5309391.SQ.FTS.B, Zero Cpn, 11/18/23 .. 2,886 2,775
5309822.SQ.FTS.B, Zero Cpn, 11/18/23 .. 3,316 3,252
5310449.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,434 1,349
5310591.SQ.FTS.B, Zero Cpn, 11/18/23 .. 2,924 2,095
5310729.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,222 1,113
5310762.SQ.FTS.B, Zero Cpn, 11/18/23 .. 4,420 4,288
5310856.SQ.FTS.B, Zero Cpn, 11/18/23 .. 668 653
5310949.SQ.FTS.B, Zero Cpn, 11/18/23 .. 364 355
5310960.SQ.FTS.B, Zero Cpn, 11/18/23 .. 4,069 3,939
5311098.SQ.FTS.B, Zero Cpn, 11/18/23 .. 947 919
5311109.SQ.FTS.B, Zero Cpn, 11/18/23 .. 9,676 6,175
5311402.SQ.FTS.B, Zero Cpn, 11/18/23 .. 9,374 9,132
5311717.SQ.FTS.B, Zero Cpn, 11/18/23 .. 761 653
5311724.SQ.FTS.B, Zero Cpn, 11/18/23 .. 27,355 26,317
5312373.SQ.FTS.B, Zero Cpn, 11/18/23 .. 13,189 12,405
5312571.SQ.FTS.B, Zero Cpn, 11/18/23 .. 13,933 13,554
5312809.SQ.FTS.B, Zero Cpn, 11/18/23 .. 13,736 13,372

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5313078.SQ.FTS.B, Zero Cpn, 11/18/23 .. $ 448 $ 438
5313098.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,870 1,690
5313138.SQ.FTS.B, Zero Cpn, 11/18/23 .. 10,456 10,169
5313350.SQ.FTS.B, Zero Cpn, 11/18/23 .. 3,828 3,748
5313519.SQ.FTS.B, Zero Cpn, 11/18/23 .. 9,633 9,254
5313630.SQ.FTS.B, Zero Cpn, 11/18/23 .. 2,009 1,942
5313684.SQ.FTS.B, Zero Cpn, 11/18/23 .. 7,009 6,817
5313782.SQ.FTS.B, Zero Cpn, 11/18/23 .. 9,252 8,953
5313916.SQ.FTS.B, Zero Cpn, 11/18/23 .. 152 150
5313978.SQ.FTS.B, Zero Cpn, 11/18/23 .. 347 343
5314056.SQ.FTS.B, Zero Cpn, 11/18/23 .. 55,945 45,489
5315966.SQ.FTS.B, Zero Cpn, 11/19/23 .. 349 343
5315991.SQ.FTS.B, Zero Cpn, 11/19/23 .. 9,374 8,766
5316097.SQ.FTS.B, Zero Cpn, 11/19/23 .. 437 297
5316105.SQ.FTS.B, Zero Cpn, 11/19/23 .. 50 50
5316109.SQ.FTS.B, Zero Cpn, 11/19/23 .. 6,784 6,601
5316216.SQ.FTS.B, Zero Cpn, 11/19/23 .. 2,828 2,643
5316243.SQ.FTS.B, Zero Cpn, 11/19/23 .. 2,976 2,878
5316383.SQ.FTS.B, Zero Cpn, 11/19/23 .. 186 166
5316389.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,466 1,400
5316446.SQ.FTS.B, Zero Cpn, 11/19/23 .. 16,223 15,109
5316730.SQ.FTS.B, Zero Cpn, 11/19/23 .. 14,659 14,240
5317081.SQ.FTS.B, Zero Cpn, 11/19/23 .. 3,128 3,061
5317234.SQ.FTS.B, Zero Cpn, 11/19/23 .. 3,701 2,283
5317373.SQ.FTS.B, Zero Cpn, 11/19/23 .. 234 224
5317402.SQ.FTS.B, Zero Cpn, 11/19/23 .. 6,135 5,870
5317481.SQ.FTS.B, Zero Cpn, 11/19/23 .. 782 495
5317497.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,595 1,521
5317587.SQ.FTS.B, Zero Cpn, 11/19/23 .. 7,212 6,712
5317679.SQ.FTS.B, Zero Cpn, 11/19/23 .. 5,622 5,295
5317744.SQ.FTS.B, Zero Cpn, 11/19/23 .. 4,648 4,531
5317843.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,046 1,025
5317919.SQ.FTS.B, Zero Cpn, 11/19/23 .. 25,117 24,377
5318467.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,877 1,752
5318527.SQ.FTS.B, Zero Cpn, 11/19/23 .. 36,186 35,118
5319057.SQ.FTS.B, Zero Cpn, 11/19/23 .. 2,284 2,180
5319158.SQ.FTS.B, Zero Cpn, 11/19/23 .. 14,915 14,369
5319336.SQ.FTS.B, Zero Cpn, 11/19/23 .. 2,221 2,174
5319378.SQ.FTS.B, Zero Cpn, 11/19/23 .. 8,726 8,386
5319489.SQ.FTS.B, Zero Cpn, 11/19/23 .. 4,874 4,688
5319781.SQ.FTS.B, Zero Cpn, 11/20/23 .. 955 928
5319861.SQ.FTS.B, Zero Cpn, 11/20/23 .. 5,352 5,190
5319985.SQ.FTS.B, Zero Cpn, 11/20/23 .. 23,453 17,181
5320343.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,356 1,948
5320387.SQ.FTS.B, Zero Cpn, 11/20/23 .. 322 315
5320457.SQ.FTS.B, Zero Cpn, 11/20/23 .. 457 344
5320674.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,621 673
5320762.SQ.FTS.B, Zero Cpn, 11/20/23 .. 7,143 6,318
5321250.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,826 1,439
5321739.SQ.FTS.B, Zero Cpn, 11/20/23 .. 3,535 3,424
5321784.SQ.FTS.B, Zero Cpn, 11/20/23 .. 14,745 13,375
5322010.SQ.FTS.B, Zero Cpn, 11/20/23 .. 5,868 5,720
5322171.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,493 1,323
5322260.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,171 2,109
5322288.SQ.FTS.B, Zero Cpn, 11/20/23 .. 530 421
5322297.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,541 1,483
5322315.SQ.FTS.B, Zero Cpn, 11/20/23 .. 8,103 7,525
5322476.SQ.FTS.B, Zero Cpn, 11/20/23 .. 3,230 3,130
Description
Principal
Amount Value
Block, Inc. (continued)
5322534.SQ.FTS.B, Zero Cpn, 11/20/23 .. $ 176 $ 172
5322730.SQ.FTS.B, Zero Cpn, 11/20/23 .. 575 541
5322850.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,689 1,649
5322921.SQ.FTS.B, Zero Cpn, 11/20/23 .. 7,186 6,368
5323101.SQ.FTS.B, Zero Cpn, 11/20/23 .. 4,769 4,244
5323155.SQ.FTS.B, Zero Cpn, 11/20/23 .. 735 711
5323174.SQ.FTS.B, Zero Cpn, 11/20/23 .. 3,050 2,924
5323204.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,137 1,922
5323235.SQ.FTS.B, Zero Cpn, 11/20/23 .. 7,080 5,355
5323728.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,212 1,182
5323759.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,963 2,884
5323857.SQ.FTS.B, Zero Cpn, 11/20/23 .. 29,460 26,913
5324162.SQ.FTS.B, Zero Cpn, 11/21/23 .. 14,611 14,165
5324255.SQ.FTS.B, Zero Cpn, 11/21/23 .. 204 200
5324286.SQ.FTS.B, Zero Cpn, 11/21/23 .. 584 571
5324296.SQ.FTS.B, Zero Cpn, 11/21/23 .. 3,931 3,831
5324352.SQ.FTS.B, Zero Cpn, 11/21/23 .. 2,991 2,902
5324375.SQ.FTS.B, Zero Cpn, 11/21/23 .. 3,336 3,160
5324421.SQ.FTS.B, Zero Cpn, 11/21/23 .. 1,980 1,935
5324443.SQ.FTS.B, Zero Cpn, 11/21/23 .. 5,538 5,409
5324510.SQ.FTS.B, Zero Cpn, 11/21/23 .. 2,422 2,255
5324525.SQ.FTS.B, Zero Cpn, 11/21/23 .. 3,364 2,974
5324550.SQ.FTS.B, Zero Cpn, 11/21/23 .. 4,767 3,915
5324590.SQ.FTS.B, Zero Cpn, 11/21/23 .. 10,343 9,178
5324667.SQ.FTS.B, Zero Cpn, 11/21/23 .. 4,226 3,952
5324728.SQ.FTS.B, Zero Cpn, 11/21/23 .. 409 367
5324731.SQ.FTS.B, Zero Cpn, 11/21/23 .. 996 959
5324739.SQ.FTS.B, Zero Cpn, 11/21/23 .. 3,428 2,373
5324825.SQ.FTS.B, Zero Cpn, 11/21/23 .. 2,382 2,323
5324979.SQ.FTS.B, Zero Cpn, 11/22/23 .. 162 154
5324983.SQ.FTS.B, Zero Cpn, 11/22/23 .. 702 651
5324995.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,244 1,139
5325009.SQ.FTS.B, Zero Cpn, 11/22/23 .. 7,180 5,132
5325109.SQ.FTS.B, Zero Cpn, 11/22/23 .. 3,741 1,410
5325139.SQ.FTS.B, Zero Cpn, 11/22/23 .. 13,729 13,309
5325289.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,420 1,193
5325300.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,678 1,546
5325352.SQ.FTS.B, Zero Cpn, 11/22/23 .. 3,359 3,225
5325377.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,901 1,790
5325394.SQ.FTS.B, Zero Cpn, 11/22/23 .. 4,295 3,792
5325443.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,716 1,670
5325465.SQ.FTS.B, Zero Cpn, 11/22/23 .. 442 415
5325470.SQ.FTS.B, Zero Cpn, 11/22/23 .. 9,440 9,197
5325597.SQ.FTS.B, Zero Cpn, 11/22/23 .. 2,985 2,897
5325618.SQ.FTS.B, Zero Cpn, 11/22/23 .. 8,870 8,555
5325780.SQ.FTS.B, Zero Cpn, 11/23/23 .. 7,248 6,810
5325953.SQ.FTS.B, Zero Cpn, 11/23/23 .. 27,342 24,003
5326788.SQ.FTS.B, Zero Cpn, 11/23/23 .. 751 554
5326822.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,133 2,080
5327087.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,050 1,012
5327181.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,062 1,033
5327231.SQ.FTS.B, Zero Cpn, 11/23/23 .. 13,010 12,534
5327529.SQ.FTS.B, Zero Cpn, 11/23/23 .. 588 571
5327623.SQ.FTS.B, Zero Cpn, 11/23/23 .. 7,380 7,196
5328495.SQ.FTS.B, Zero Cpn, 11/23/23 .. 5,678 5,552
5328664.SQ.FTS.B, Zero Cpn, 11/23/23 .. 5,071 4,894
5328783.SQ.FTS.B, Zero Cpn, 11/23/23 .. 21,223 20,609
5329091.SQ.FTS.B, Zero Cpn, 11/23/23 .. 5,059 4,962

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5329293.SQ.FTS.B, Zero Cpn, 11/23/23 .. $ 2,319 $ 2,230
5329318.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,197 1,172
5329337.SQ.FTS.B, Zero Cpn, 11/23/23 .. 7,745 7,414
5329438.SQ.FTS.B, Zero Cpn, 11/23/23 .. 13,445 13,072
5329649.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,287 999
5329683.SQ.FTS.B, Zero Cpn, 11/23/23 .. 942 924
5329709.SQ.FTS.B, Zero Cpn, 11/23/23 .. 374 356
5329738.SQ.FTS.B, Zero Cpn, 11/23/23 .. 14,444 14,063
5329972.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,622 2,542
5330015.SQ.FTS.B, Zero Cpn, 11/23/23 .. 15,592 15,136
5330169.SQ.FTS.B, Zero Cpn, 11/23/23 .. 306 300
5330184.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,891 2,262
5330220.SQ.FTS.B, Zero Cpn, 11/23/23 .. 4,625 4,435
5330283.SQ.FTS.B, Zero Cpn, 11/23/23 .. 897 806
5330304.SQ.FTS.B, Zero Cpn, 11/23/23 .. 3,905 3,792
5330408.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,951 2,861
5330463.SQ.FTS.B, Zero Cpn, 11/23/23 .. 8,685 8,413
5330611.SQ.FTS.B, Zero Cpn, 11/24/23 .. 5,187 2,277
5330644.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,101 3,030
5330689.SQ.FTS.B, Zero Cpn, 11/24/23 .. 4,452 4,257
5330757.SQ.FTS.B, Zero Cpn, 11/24/23 .. 636 606
5330878.SQ.FTS.B, Zero Cpn, 11/24/23 .. 9,327 7,681
5330913.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,015 920
5330930.SQ.FTS.B, Zero Cpn, 11/24/23 .. 5,553 4,212
5330978.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,578 1,486
5331103.SQ.FTS.B, Zero Cpn, 11/24/23 .. 2,247 2,171
5331155.SQ.FTS.B, Zero Cpn, 11/24/23 .. 6,864 6,445
5331271.SQ.FTS.B, Zero Cpn, 11/24/23 .. 5,790 5,533
5331561.SQ.FTS.B, Zero Cpn, 11/24/23 .. 888 801
5331997.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,172 650
5332017.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,457 2,509
5332078.SQ.FTS.B, Zero Cpn, 11/24/23 .. 7,045 6,845
5332314.SQ.FTS.B, Zero Cpn, 11/24/23 .. 2,171 2,102
5332382.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,453 731
5332533.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,435 3,337
5333348.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,915 1,799
5333461.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,700 1,653
5333523.SQ.FTS.B, Zero Cpn, 11/24/23 .. 690 611
5333524.SQ.FTS.B, Zero Cpn, 11/24/23 .. 514 484
5333647.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,792 1,719
5333720.SQ.FTS.B, Zero Cpn, 11/24/23 .. 287 281
5333753.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,504 1,458
5333772.SQ.FTS.B, Zero Cpn, 11/24/23 .. 967 657
5333773.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,965 3,611
5333799.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,225 1,073
5333956.SQ.FTS.B, Zero Cpn, 11/24/23 .. 4,004 3,874
5334010.SQ.FTS.B, Zero Cpn, 11/24/23 .. 698 381
5334017.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,072 2,922
5334059.SQ.FTS.B, Zero Cpn, 11/24/23 .. 11,108 10,722
5334456.SQ.FTS.B, Zero Cpn, 11/24/23 .. 17,607 16,906
5334638.SQ.FTS.B, Zero Cpn, 11/24/23 .. 28,850 27,820
5334919.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,216 718
5334920.SQ.FTS.B, Zero Cpn, 11/24/23 .. 4,782 4,587
5334961.SQ.FTS.B, Zero Cpn, 11/24/23 .. 429 419
5335009.SQ.FTS.B, Zero Cpn, 11/24/23 .. 19,582 19,141
5335277.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,712 2,637
5335310.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,669 2,266
5335336.SQ.FTS.B, Zero Cpn, 11/25/23 .. 29,008 26,852
Description
Principal
Amount Value
Block, Inc. (continued)
5335931.SQ.FTS.B, Zero Cpn, 11/25/23 .. $ 3,798 $ 3,697
5336033.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,172 1,121
5336258.SQ.FTS.B, Zero Cpn, 11/25/23 .. 6,760 6,456
5336943.SQ.FTS.B, Zero Cpn, 11/25/23 .. 246 230
5336966.SQ.FTS.B, Zero Cpn, 11/25/23 .. 4,817 4,681
5337127.SQ.FTS.B, Zero Cpn, 11/25/23 .. 3,241 3,170
5337236.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,355 1,321
5337318.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,971 1,750
5337401.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,846 2,705
5337451.SQ.FTS.B, Zero Cpn, 11/25/23 .. 4,225 4,089
5337496.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,547 1,482
5337533.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,914 1,565
5337863.SQ.FTS.B, Zero Cpn, 11/25/23 .. 7,301 6,972
5338029.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,551 1,514
5338077.SQ.FTS.B, Zero Cpn, 11/25/23 .. 10,728 10,079
5338165.SQ.FTS.B, Zero Cpn, 11/25/23 .. 4,152 3,988
5338208.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,558 2,482
5338241.SQ.FTS.B, Zero Cpn, 11/25/23 .. 3,035 2,946
5338252.SQ.FTS.B, Zero Cpn, 11/25/23 .. 14,181 13,834
5338473.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,098 1,069
5338490.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,309 1,706
5338511.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,377 2,254
5338625.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,501 1,451
5338656.SQ.FTS.B, Zero Cpn, 11/25/23 .. 374 360
5338841.SQ.FTS.B, Zero Cpn, 11/25/23 .. 3,183 2,791
5338885.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,703 1,596
5339012.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,166 2,100
5339104.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,366 1,334
5339131.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,607 2,386
5339178.SQ.FTS.B, Zero Cpn, 11/25/23 .. 7,431 7,169
5339374.SQ.FTS.B, Zero Cpn, 11/25/23 .. 25,378 24,759
5356271.SQ.FTS.B, Zero Cpn, 11/26/23 .. 5,880 5,690
5357102.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,800 1,763
5357298.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,324 1,214
5357373.SQ.FTS.B, Zero Cpn, 11/26/23 .. 2,856 2,775
5357594.SQ.FTS.B, Zero Cpn, 11/26/23 .. 4,480 3,452
5358572.SQ.FTS.B, Zero Cpn, 11/26/23 .. 2,458 2,397
5359785.SQ.FTS.B, Zero Cpn, 11/26/23 .. 2,850 2,758
5360265.SQ.FTS.B, Zero Cpn, 11/26/23 .. 5,183 4,959
5360661.SQ.FTS.B, Zero Cpn, 11/26/23 .. 10,302 9,395
5361225.SQ.FTS.B, Zero Cpn, 11/26/23 .. 3,823 3,695
5361605.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,317 1,282
5361644.SQ.FTS.B, Zero Cpn, 11/26/23 .. 2,120 2,057
5362078.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,217 1,185
5362125.SQ.FTS.B, Zero Cpn, 11/26/23 .. 4,448 4,311
5362361.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,715 1,521
5362471.SQ.FTS.B, Zero Cpn, 11/26/23 .. 4,257 4,121
5362668.SQ.FTS.B, Zero Cpn, 11/26/23 .. 46,696 43,413
5363906.SQ.FTS.B, Zero Cpn, 11/26/23 .. 6,774 6,522
5364010.SQ.FTS.B, Zero Cpn, 11/26/23 .. 3,632 3,503
5364095.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,649 1,443
5364146.SQ.FTS.B, Zero Cpn, 11/26/23 .. 5,985 5,533
5364330.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,555 1,384
5364363.SQ.FTS.B, Zero Cpn, 11/26/23 .. 4,226 3,721
5364437.SQ.FTS.B, Zero Cpn, 11/26/23 .. 33,859 29,958
5364900.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,649 1,070
5364920.SQ.FTS.B, Zero Cpn, 11/26/23 .. 12,424 12,088
5365267.SQ.FTS.B, Zero Cpn, 11/26/23 .. 7,571 5,294

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5365379.SQ.FTS.B, Zero Cpn, 11/26/23 .. $ 1,722 $ 1,534
5365439.SQ.FTS.B, Zero Cpn, 11/26/23 .. 19,730 19,213
5366532.SQ.FTS.B, Zero Cpn, 11/26/23 .. 735 644
5366565.SQ.FTS.B, Zero Cpn, 11/26/23 .. 5,191 5,062
5366709.SQ.FTS.B, Zero Cpn, 11/26/23 .. 7,731 7,542
5368254.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,705 1,670
5368593.SQ.FTS.B, Zero Cpn, 11/27/23 .. 3,409 3,309
5368811.SQ.FTS.B, Zero Cpn, 11/27/23 .. 2,580 2,506
5369148.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,036 903
5369318.SQ.FTS.B, Zero Cpn, 11/27/23 .. 309 280
5369700.SQ.FTS.B, Zero Cpn, 11/27/23 .. 2,377 2,286
5370230.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,627 1,518
5370632.SQ.FTS.B, Zero Cpn, 11/27/23 .. 5,561 5,375
5373003.SQ.FTS.B, Zero Cpn, 11/27/23 .. 6,456 6,231
5374193.SQ.FTS.B, Zero Cpn, 11/27/23 .. 2,327 2,269
5374353.SQ.FTS.B, Zero Cpn, 11/27/23 .. 8,789 8,508
5374944.SQ.FTS.B, Zero Cpn, 11/27/23 .. 5,530 5,318
5375623.SQ.FTS.B, Zero Cpn, 11/27/23 .. 3,673 3,423
5376280.SQ.FTS.B, Zero Cpn, 11/27/23 .. 2,863 2,764
5376412.SQ.FTS.B, Zero Cpn, 11/27/23 .. 753 734
5376451.SQ.FTS.B, Zero Cpn, 11/27/23 .. 5,934 5,149
5376636.SQ.FTS.B, Zero Cpn, 11/27/23 .. 15,402 14,790
5376967.SQ.FTS.B, Zero Cpn, 11/27/23 .. 6,580 6,368
5377413.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,327 951
5377620.SQ.FTS.B, Zero Cpn, 11/27/23 .. 25,411 18,929
5378441.SQ.FTS.B, Zero Cpn, 11/27/23 .. 166 163
5378585.SQ.FTS.B, Zero Cpn, 11/27/23 .. 392 358
5379120.SQ.FTS.B, Zero Cpn, 11/27/23 .. 11,075 10,789
5379567.SQ.FTS.B, Zero Cpn, 11/27/23 .. 16,902 16,330
5380126.SQ.FTS.B, Zero Cpn, 11/27/23 .. 4,661 4,136
5380280.SQ.FTS.B, Zero Cpn, 11/27/23 .. 3,479 1,477
5380315.SQ.FTS.B, Zero Cpn, 11/27/23 .. 20,646 20,071
5380978.SQ.FTS.B, Zero Cpn, 11/28/23 .. 34,697 32,642
5381640.SQ.FTS.B, Zero Cpn, 11/28/23 .. 3,327 3,222
5381712.SQ.FTS.B, Zero Cpn, 11/29/23 .. 552 530
5381837.SQ.FTS.B, Zero Cpn, 11/29/23 .. 3,173 3,014
5381968.SQ.FTS.B, Zero Cpn, 11/29/23 .. 2,076 2,030
5382050.SQ.FTS.B, Zero Cpn, 11/29/23 .. 1,838 1,776
5382098.SQ.FTS.B, Zero Cpn, 11/29/23 .. 2,573 2,496
5382154.SQ.FTS.B, Zero Cpn, 11/29/23 .. 1,310 1,191
5382264.SQ.FTS.B, Zero Cpn, 11/29/23 .. 8,793 8,451
5382508.SQ.FTS.B, Zero Cpn, 11/29/23 .. 10,923 10,564
5382744.SQ.FTS.B, Zero Cpn, 11/30/23 .. 4,347 4,057
5382951.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,512 1,462
5382984.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,725 1,667
5383028.SQ.FTS.B, Zero Cpn, 11/30/23 .. 340 308
5383047.SQ.FTS.B, Zero Cpn, 11/30/23 .. 4,126 3,884
5383113.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,675 1,620
5383164.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,227 1,199
5383205.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,175 1,089
5383231.SQ.FTS.B, Zero Cpn, 11/30/23 .. 265 260
5383245.SQ.FTS.B, Zero Cpn, 11/30/23 .. 236 232
5383307.SQ.FTS.B, Zero Cpn, 11/30/23 .. 813 772
5383342.SQ.FTS.B, Zero Cpn, 11/30/23 .. 619 608
5383447.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,207 1,764
5383499.SQ.FTS.B, Zero Cpn, 11/30/23 .. 4,945 4,809
5384035.SQ.FTS.B, Zero Cpn, 11/30/23 .. 7,582 7,385
5389090.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,345 2,281
Description
Principal
Amount Value
Block, Inc. (continued)
5390465.SQ.FTS.B, Zero Cpn, 11/30/23 .. $ 5,291 $ 4,407
5391068.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,344 1,291
5391950.SQ.FTS.B, Zero Cpn, 11/30/23 .. 169 166
5392090.SQ.FTS.B, Zero Cpn, 11/30/23 .. 4,034 3,876
5392685.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,240 2,162
5393384.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,828 1,746
5393796.SQ.FTS.B, Zero Cpn, 11/30/23 .. 845 685
5393901.SQ.FTS.B, Zero Cpn, 11/30/23 .. 3,671 3,530
5394228.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,261 995
5394331.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,223 1,151
5394430.SQ.FTS.B, Zero Cpn, 11/30/23 .. 11,274 10,993
5396879.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,538 1,485
5396951.SQ.FTS.B, Zero Cpn, 11/30/23 .. 5,769 5,577
5397535.SQ.FTS.B, Zero Cpn, 11/30/23 .. 5,543 4,589
5397746.SQ.FTS.B, Zero Cpn, 11/30/23 .. 21,842 20,417
5399156.SQ.FTS.B, Zero Cpn, 11/30/23 .. 6,846 6,442
5399550.SQ.FTS.B, Zero Cpn, 11/30/23 .. 8,145 7,443
5400184.SQ.FTS.B, Zero Cpn, 12/01/23 .. 15,600 11,963
5400676.SQ.FTS.B, Zero Cpn, 12/01/23 .. 9,608 9,344
5402576.SQ.FTS.B, Zero Cpn, 12/01/23 .. 6,457 6,291
5404724.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,292 3,188
5407224.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,488 3,314
5407468.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,769 2,700
5407893.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,510 1,450
5408127.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,993 1,927
5408404.SQ.FTS.B, Zero Cpn, 12/01/23 .. 446 439
5408536.SQ.FTS.B, Zero Cpn, 12/01/23 .. 539 326
5408561.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,258 3,128
5408726.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,568 1,506
5409094.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,975 1,937
5409849.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,185 1,147
5409886.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,219 1,167
5409973.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,600 1,538
5410081.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,006 2,649
5410244.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,437 2,356
5410564.SQ.FTS.B, Zero Cpn, 12/01/23 .. 5,409 5,280
5411002.SQ.FTS.B, Zero Cpn, 12/01/23 .. 955 852
5411147.SQ.FTS.B, Zero Cpn, 12/01/23 .. 706 687
5411165.SQ.FTS.B, Zero Cpn, 12/01/23 .. 876 795
5411224.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,695 2,469
5411314.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,203 2,060
5411388.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,038 732
5412085.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,478 2,335
5412260.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,189 2,139
5412456.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,081 814
5412541.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,241 1,147
5412561.SQ.FTS.B, Zero Cpn, 12/01/23 .. 254 245
5412563.SQ.FTS.B, Zero Cpn, 12/01/23 .. 12,352 11,477
5412734.SQ.FTS.B, Zero Cpn, 12/01/23 .. 8,127 5,048
5412972.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,609 2,436
5413159.SQ.FTS.B, Zero Cpn, 12/01/23 .. 7,760 7,428
5413423.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,344 3,165
5413569.SQ.FTS.B, Zero Cpn, 12/01/23 .. 974 884
5413697.SQ.FTS.B, Zero Cpn, 12/01/23 .. 29,884 23,322
5414157.SQ.FTS.B, Zero Cpn, 12/01/23 .. 11,423 10,214
5414409.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,107 1,378
5414490.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,119 1,540
5414585.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,890 1,818

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5414631.SQ.FTS.B, Zero Cpn, 12/01/23 .. $ 13,826 $ 13,451
5415130.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,855 1,635
5415187.SQ.FTS.B, Zero Cpn, 12/01/23 .. 7,635 7,377
5415410.SQ.FTS.B, Zero Cpn, 12/01/23 .. 13,646 13,171
5415751.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,253 2,057
5439891.SQ.FTS.B, Zero Cpn, 12/02/23 .. 209 205
5439954.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,761 1,176
5440954.SQ.FTS.B, Zero Cpn, 12/02/23 .. 8,089 7,767
5441396.SQ.FTS.B, Zero Cpn, 12/02/23 .. 8,764 8,298
5442887.SQ.FTS.B, Zero Cpn, 12/02/23 .. 12,344 12,036
5446776.SQ.FTS.B, Zero Cpn, 12/02/23 .. 3,997 3,886
5447166.SQ.FTS.B, Zero Cpn, 12/02/23 .. 158 136
5447168.SQ.FTS.B, Zero Cpn, 12/02/23 .. 11,961 11,579
5447961.SQ.FTS.B, Zero Cpn, 12/02/23 .. 3,335 3,204
5448095.SQ.FTS.B, Zero Cpn, 12/02/23 .. 357 347
5448149.SQ.FTS.B, Zero Cpn, 12/02/23 .. 2,051 1,989
5448268.SQ.FTS.B, Zero Cpn, 12/02/23 .. 9,591 9,205
5448678.SQ.FTS.B, Zero Cpn, 12/02/23 .. 6,813 6,589
5449069.SQ.FTS.B, Zero Cpn, 12/02/23 .. 22,710 21,645
5450371.SQ.FTS.B, Zero Cpn, 12/02/23 .. 2,819 2,520
5450480.SQ.FTS.B, Zero Cpn, 12/02/23 .. 25,764 19,520
5451589.SQ.FTS.B, Zero Cpn, 12/02/23 .. 10,631 10,349
5452329.SQ.FTS.B, Zero Cpn, 12/02/23 .. 498 345
5452385.SQ.FTS.B, Zero Cpn, 12/02/23 .. 3,935 3,772
5452530.SQ.FTS.B, Zero Cpn, 12/02/23 .. 43,946 42,187
5454347.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,757 1,715
5454474.SQ.FTS.B, Zero Cpn, 12/02/23 .. 22,207 21,526
5455551.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,440 1,390
5456049.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,516 2,346
5456242.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,511 1,721
5456346.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,560 3,462
5456428.SQ.FTS.B, Zero Cpn, 12/03/23 .. 33,031 27,327
5458625.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,155 2,108
5460316.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,874 1,797
5461477.SQ.FTS.B, Zero Cpn, 12/03/23 .. 5,106 4,858
5462762.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,439 1,401
5462877.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,024 991
5463036.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,378 1,081
5463107.SQ.FTS.B, Zero Cpn, 12/03/23 .. 958 937
5463271.SQ.FTS.B, Zero Cpn, 12/03/23 .. 513 443
5463353.SQ.FTS.B, Zero Cpn, 12/03/23 .. 20,298 19,670
5465094.SQ.FTS.B, Zero Cpn, 12/03/23 .. 15,607 14,513
5465918.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,146 2,104
5466357.SQ.FTS.B, Zero Cpn, 12/03/23 .. 6,049 5,821
5466656.SQ.FTS.B, Zero Cpn, 12/03/23 .. 5,770 5,587
5467355.SQ.FTS.B, Zero Cpn, 12/03/23 .. 6,527 4,957
5467609.SQ.FTS.B, Zero Cpn, 12/03/23 .. 402 382
5467661.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,774 3,652
5469061.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,701 3,088
5469257.SQ.FTS.B, Zero Cpn, 12/03/23 .. 525 516
5469522.SQ.FTS.B, Zero Cpn, 12/03/23 .. 560 545
5469802.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,739 3,424
5471418.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,543 3,101
5471480.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,233 1,201
5471641.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,845 1,343
5471645.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,423 3,334
5472696.SQ.FTS.B, Zero Cpn, 12/04/23 .. 377 369
5472706.SQ.FTS.B, Zero Cpn, 12/04/23 .. 115 110
Description
Principal
Amount Value
Block, Inc. (continued)
5472707.SQ.FTS.B, Zero Cpn, 12/04/23 .. $ 827 $ 781
5472733.SQ.FTS.B, Zero Cpn, 12/04/23 .. 9,996 8,292
5472760.SQ.FTS.B, Zero Cpn, 12/04/23 .. 7,324 5,315
5472786.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,658 2,553
5472808.SQ.FTS.B, Zero Cpn, 12/04/23 .. 615 569
5472809.SQ.FTS.B, Zero Cpn, 12/04/23 .. 3,304 2,796
5472855.SQ.FTS.B, Zero Cpn, 12/04/23 .. 820 789
5472869.SQ.FTS.B, Zero Cpn, 12/04/23 .. 4,322 4,163
5472907.SQ.FTS.B, Zero Cpn, 12/04/23 .. 9,846 9,601
5473041.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,406 2,286
5473064.SQ.FTS.B, Zero Cpn, 12/04/23 .. 409 402
5473082.SQ.FTS.B, Zero Cpn, 12/04/23 .. 505 452
5473088.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,407 2,333
5473117.SQ.FTS.B, Zero Cpn, 12/04/23 .. 10,019 9,637
5473239.SQ.FTS.B, Zero Cpn, 12/04/23 .. 7,063 6,839
5473314.SQ.FTS.B, Zero Cpn, 12/04/23 .. 3,254 3,074
5473353.SQ.FTS.B, Zero Cpn, 12/04/23 .. 1,116 971
5473365.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,507 2,421
5473379.SQ.FTS.B, Zero Cpn, 12/04/23 .. 6,762 6,538
5473458.SQ.FTS.B, Zero Cpn, 12/04/23 .. 14,452 13,872
5473595.SQ.FTS.B, Zero Cpn, 12/04/23 .. 1,078 1,046
5473619.SQ.FTS.B, Zero Cpn, 12/04/23 .. 8,100 7,558
5473715.SQ.FTS.B, Zero Cpn, 12/05/23 .. 3,718 3,290
5473739.SQ.FTS.B, Zero Cpn, 12/05/23 .. 645 610
5473897.SQ.FTS.B, Zero Cpn, 12/05/23 .. 326 321
5473906.SQ.FTS.B, Zero Cpn, 12/05/23 .. 3,367 3,235
5473942.SQ.FTS.B, Zero Cpn, 12/05/23 .. 784 743
5473985.SQ.FTS.B, Zero Cpn, 12/05/23 .. 5,390 5,222
5474042.SQ.FTS.B, Zero Cpn, 12/05/23 .. 1,484 1,434
5474117.SQ.FTS.B, Zero Cpn, 12/05/23 .. 987 882
5474125.SQ.FTS.B, Zero Cpn, 12/05/23 .. 201 195
5474127.SQ.FTS.B, Zero Cpn, 12/05/23 .. 2,614 2,553
5474176.SQ.FTS.B, Zero Cpn, 12/05/23 .. 678 646
5474229.SQ.FTS.B, Zero Cpn, 12/05/23 .. 4,042 3,821
5474254.SQ.FTS.B, Zero Cpn, 12/05/23 .. 1,733 1,686
5474326.SQ.FTS.B, Zero Cpn, 12/05/23 .. 1,016 990
5474340.SQ.FTS.B, Zero Cpn, 12/05/23 .. 11,567 11,183
5474502.SQ.FTS.B, Zero Cpn, 12/05/23 .. 5,550 5,200
5474555.SQ.FTS.B, Zero Cpn, 12/05/23 .. 3,001 2,921
5474592.SQ.FTS.B, Zero Cpn, 12/05/23 .. 9,259 8,709
5474833.SQ.FTS.B, Zero Cpn, 12/06/23 .. 229 221
5474835.SQ.FTS.B, Zero Cpn, 12/06/23 .. 2,377 2,208
5475686.SQ.FTS.B, Zero Cpn, 12/06/23 .. 2,736 1,244
5475871.SQ.FTS.B, Zero Cpn, 12/06/23 .. 930 780
5476100.SQ.FTS.B, Zero Cpn, 12/06/23 .. 7,902 7,602
5478291.SQ.FTS.B, Zero Cpn, 12/06/23 .. 1,345 1,258
5478936.SQ.FTS.B, Zero Cpn, 12/06/23 .. 2,374 2,186
5479438.SQ.FTS.B, Zero Cpn, 12/06/23 .. 1,747 993
5480752.SQ.FTS.B, Zero Cpn, 12/06/23 .. 3,098 2,225
5481396.SQ.FTS.B, Zero Cpn, 12/06/23 .. 2,928 2,627
5482596.SQ.FTS.B, Zero Cpn, 12/06/23 .. 1,355 1,315
5493002.SQ.FTS.B, Zero Cpn, 12/06/23 .. 629 567
5493029.SQ.FTS.B, Zero Cpn, 12/06/23 .. 1,057 889
5493059.SQ.FTS.B, Zero Cpn, 12/06/23 .. 287 269
5493069.SQ.FTS.B, Zero Cpn, 12/06/23 .. 2,963 2,859
5493383.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,351 3,254
5493618.SQ.FTS.B, Zero Cpn, 12/07/23 .. 15,150 14,549
5494106.SQ.FTS.B, Zero Cpn, 12/07/23 .. 24,831 24,068

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5495471.SQ.FTS.B, Zero Cpn, 12/07/23 .. $ 519 $ 467
5495504.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,678 1,605
5495953.SQ.FTS.B, Zero Cpn, 12/07/23 .. 5,189 5,058
5498518.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,870 3,788
5499511.SQ.FTS.B, Zero Cpn, 12/07/23 .. 33,055 32,228
5501687.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,997 3,872
5501895.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,784 2,681
5502107.SQ.FTS.B, Zero Cpn, 12/07/23 .. 586 570
5502153.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,542 1,482
5502357.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,534 2,368
5502478.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,738 2,633
5502567.SQ.FTS.B, Zero Cpn, 12/07/23 .. 11,320 10,595
5502857.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,806 3,553
5502898.SQ.FTS.B, Zero Cpn, 12/07/23 .. 4,186 3,829
5503053.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,366 1,265
5503173.SQ.FTS.B, Zero Cpn, 12/07/23 .. 776 604
5503207.SQ.FTS.B, Zero Cpn, 12/07/23 .. 5,683 5,440
5503358.SQ.FTS.B, Zero Cpn, 12/07/23 .. 4,216 4,077
5503514.SQ.FTS.B, Zero Cpn, 12/07/23 .. 453 441
5503527.SQ.FTS.B, Zero Cpn, 12/07/23 .. 25,915 25,133
5504805.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,007 2,528
5504886.SQ.FTS.B, Zero Cpn, 12/07/23 .. 929 582
5505047.SQ.FTS.B, Zero Cpn, 12/07/23 .. 32,527 30,256
5505930.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,614 855
5505932.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,696 3,500
5506042.SQ.FTS.B, Zero Cpn, 12/07/23 .. 8,555 8,142
5506550.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,003 911
5506706.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,492 2,327
5506828.SQ.FTS.B, Zero Cpn, 12/08/23 .. 7,740 5,194
5507000.SQ.FTS.B, Zero Cpn, 12/08/23 .. 38,826 27,073
5508430.SQ.FTS.B, Zero Cpn, 12/08/23 .. 141 131
5508454.SQ.FTS.B, Zero Cpn, 12/08/23 .. 4,740 4,617
5509426.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,913 2,805
5510015.SQ.FTS.B, Zero Cpn, 12/08/23 .. 812 789
5510254.SQ.FTS.B, Zero Cpn, 12/08/23 .. 3,494 3,374
5512025.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,063 1,044
5514065.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,509 1,455
5514832.SQ.FTS.B, Zero Cpn, 12/08/23 .. 4,650 4,493
5515187.SQ.FTS.B, Zero Cpn, 12/08/23 .. 4,692 4,469
5515549.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,677 1,011
5515732.SQ.FTS.B, Zero Cpn, 12/08/23 .. 9,635 9,271
5516154.SQ.FTS.B, Zero Cpn, 12/08/23 .. 12,489 6,584
5516587.SQ.FTS.B, Zero Cpn, 12/08/23 .. 7,256 7,022
5517750.SQ.FTS.B, Zero Cpn, 12/08/23 .. 8,319 8,039
5517919.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,006 970
5517958.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,681 1,513
5518009.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,692 1,632
5518064.SQ.FTS.B, Zero Cpn, 12/08/23 .. 10,931 10,623
5518310.SQ.FTS.B, Zero Cpn, 12/08/23 .. 671 425
5518349.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,211 2,076
5518463.SQ.FTS.B, Zero Cpn, 12/08/23 .. 3,298 3,183
5518520.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,505 1,459
5518672.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,617 2,541
5518743.SQ.FTS.B, Zero Cpn, 12/08/23 .. 28 27
5518858.SQ.FTS.B, Zero Cpn, 12/08/23 .. 4,603 4,502
5519081.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,306 1,274
5519107.SQ.FTS.B, Zero Cpn, 12/08/23 .. 9,247 8,813
5519276.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,230 1,172
Description
Principal
Amount Value
Block, Inc. (continued)
5519293.SQ.FTS.B, Zero Cpn, 12/08/23 .. $ 5,065 $ 4,901
5519364.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,143 1,884
5519410.SQ.FTS.B, Zero Cpn, 12/08/23 .. 7,311 6,957
5519628.SQ.FTS.B, Zero Cpn, 12/08/23 .. 2,010 1,950
5519715.SQ.FTS.B, Zero Cpn, 12/08/23 .. 29,493 27,745
5528077.SQ.FTS.B, Zero Cpn, 12/09/23 .. 5,418 5,253
5528190.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,015 992
5528228.SQ.FTS.B, Zero Cpn, 12/09/23 .. 31,478 30,635
5530073.SQ.FTS.B, Zero Cpn, 12/09/23 .. 671 657
5530168.SQ.FTS.B, Zero Cpn, 12/09/23 .. 3,552 3,468
5530399.SQ.FTS.B, Zero Cpn, 12/09/23 .. 15,030 14,062
5530819.SQ.FTS.B, Zero Cpn, 12/09/23 .. 5,685 5,411
5530980.SQ.FTS.B, Zero Cpn, 12/09/23 .. 3,078 2,987
5531095.SQ.FTS.B, Zero Cpn, 12/09/23 .. 888 829
5531119.SQ.FTS.B, Zero Cpn, 12/09/23 .. 4,250 4,096
5531224.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,199 1,073
5531244.SQ.FTS.B, Zero Cpn, 12/09/23 .. 2,797 2,705
5531352.SQ.FTS.B, Zero Cpn, 12/09/23 .. 8,848 8,583
5531589.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,072 1,021
5531630.SQ.FTS.B, Zero Cpn, 12/09/23 .. 103 101
5531823.SQ.FTS.B, Zero Cpn, 12/09/23 .. 436 311
5531840.SQ.FTS.B, Zero Cpn, 12/09/23 .. 3,348 3,268
5531950.SQ.FTS.B, Zero Cpn, 12/09/23 .. 6,637 6,422
5532460.SQ.FTS.B, Zero Cpn, 12/09/23 .. 6,119 5,967
5532612.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,381 1,352
5532672.SQ.FTS.B, Zero Cpn, 12/09/23 .. 527 502
5532709.SQ.FTS.B, Zero Cpn, 12/09/23 .. 12,157 11,728
5532984.SQ.FTS.B, Zero Cpn, 12/09/23 .. 9,742 9,150
5533174.SQ.FTS.B, Zero Cpn, 12/09/23 .. 3,004 2,910
5533245.SQ.FTS.B, Zero Cpn, 12/09/23 .. 26,192 25,188
5533789.SQ.FTS.B, Zero Cpn, 12/09/23 .. 8,092 7,887
5533995.SQ.FTS.B, Zero Cpn, 12/09/23 .. 5,681 5,465
5534061.SQ.FTS.B, Zero Cpn, 12/09/23 .. 4,474 4,348
5534121.SQ.FTS.B, Zero Cpn, 12/09/23 .. 5,159 4,536
5534166.SQ.FTS.B, Zero Cpn, 12/09/23 .. 2,736 2,419
5534230.SQ.FTS.B, Zero Cpn, 12/09/23 .. 967 926
5534261.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,484 1,458
5534560.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,081 958
5534576.SQ.FTS.B, Zero Cpn, 12/10/23 .. 5,476 5,152
5534609.SQ.FTS.B, Zero Cpn, 12/10/23 .. 95 93
5534666.SQ.FTS.B, Zero Cpn, 12/10/23 .. 361 338
5534689.SQ.FTS.B, Zero Cpn, 12/10/23 .. 38,452 29,491
5535013.SQ.FTS.B, Zero Cpn, 12/10/23 .. 6,799 6,440
5535176.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,836 1,414
5535205.SQ.FTS.B, Zero Cpn, 12/10/23 .. 3,657 3,478
5535304.SQ.FTS.B, Zero Cpn, 12/10/23 .. 455 442
5535375.SQ.FTS.B, Zero Cpn, 12/10/23 .. 4,166 4,023
5535489.SQ.FTS.B, Zero Cpn, 12/10/23 .. 371 340
5535547.SQ.FTS.B, Zero Cpn, 12/10/23 .. 4,404 2,575
5535747.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,219 2,173
5536008.SQ.FTS.B, Zero Cpn, 12/10/23 .. 5,412 5,196
5536117.SQ.FTS.B, Zero Cpn, 12/10/23 .. 7,836 7,663
5536724.SQ.FTS.B, Zero Cpn, 12/10/23 .. 3,349 3,243
5536936.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,602 1,563
5536969.SQ.FTS.B, Zero Cpn, 12/10/23 .. 835 621
5537040.SQ.FTS.B, Zero Cpn, 12/10/23 .. 19,859 19,215
5537462.SQ.FTS.B, Zero Cpn, 12/10/23 .. 4,244 4,106
5537570.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,552 1,512

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5537633.SQ.FTS.B, Zero Cpn, 12/10/23 .. $ 4,403 $ 4,279
5537728.SQ.FTS.B, Zero Cpn, 12/10/23 .. 3,050 2,556
5537761.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,225 1,146
5537817.SQ.FTS.B, Zero Cpn, 12/10/23 .. 798 310
5537821.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,796 2,638
5537878.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,389 2,280
5537953.SQ.FTS.B, Zero Cpn, 12/10/23 .. 4,030 2,938
5537986.SQ.FTS.B, Zero Cpn, 12/10/23 .. 24,021 23,122
5538579.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,719 2,645
5538622.SQ.FTS.B, Zero Cpn, 12/10/23 .. 16,729 14,754
5539063.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,394 1,248
5539093.SQ.FTS.B, Zero Cpn, 12/10/23 .. 6,167 6,019
5539295.SQ.FTS.B, Zero Cpn, 12/10/23 .. 4,240 4,093
5539381.SQ.FTS.B, Zero Cpn, 12/10/23 .. 745 678
5539387.SQ.FTS.B, Zero Cpn, 12/10/23 .. 4,316 4,179
5539578.SQ.FTS.B, Zero Cpn, 12/10/23 .. 11,253 10,895
5539693.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,150 893
5539715.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,563 1,330
5539726.SQ.FTS.B, Zero Cpn, 12/11/23 .. 3,728 3,601
5539822.SQ.FTS.B, Zero Cpn, 12/11/23 .. 6,711 4,877
5539860.SQ.FTS.B, Zero Cpn, 12/11/23 .. 935 856
5539873.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,568 1,529
5539901.SQ.FTS.B, Zero Cpn, 12/11/23 .. 58 57
5539915.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,471 1,421
5539948.SQ.FTS.B, Zero Cpn, 12/11/23 .. 2,456 1,642
5539990.SQ.FTS.B, Zero Cpn, 12/11/23 .. 724 551
5539993.SQ.FTS.B, Zero Cpn, 12/11/23 .. 4,893 4,755
5540068.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,020 996
5540080.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,815 1,759
5540104.SQ.FTS.B, Zero Cpn, 12/11/23 .. 3,043 2,924
5540163.SQ.FTS.B, Zero Cpn, 12/11/23 .. 9,520 9,193
5540292.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,800 1,676
5540341.SQ.FTS.B, Zero Cpn, 12/11/23 .. 3,947 3,692
5540389.SQ.FTS.B, Zero Cpn, 12/11/23 .. 4,134 3,993
5540447.SQ.FTS.B, Zero Cpn, 12/11/23 .. 7,096 6,654
5540564.SQ.FTS.B, Zero Cpn, 12/12/23 .. 26,915 25,793
5540903.SQ.FTS.B, Zero Cpn, 12/12/23 .. 6,262 6,041
5541044.SQ.FTS.B, Zero Cpn, 12/12/23 .. 3,198 3,074
5541083.SQ.FTS.B, Zero Cpn, 12/12/23 .. 683 411
5541089.SQ.FTS.B, Zero Cpn, 12/12/23 .. 179 176
5541094.SQ.FTS.B, Zero Cpn, 12/12/23 .. 5,106 4,532
5541195.SQ.FTS.B, Zero Cpn, 12/12/23 .. 2,347 1,227
5541236.SQ.FTS.B, Zero Cpn, 12/12/23 .. 3,027 2,801
5541288.SQ.FTS.B, Zero Cpn, 12/12/23 .. 2,941 2,840
5541504.SQ.FTS.B, Zero Cpn, 12/13/23 .. 472 443
5541577.SQ.FTS.B, Zero Cpn, 12/13/23 .. 10,450 10,174
5542444.SQ.FTS.B, Zero Cpn, 12/13/23 .. 2,115 2,045
5542667.SQ.FTS.B, Zero Cpn, 12/13/23 .. 14,169 8,774
5543625.SQ.FTS.B, Zero Cpn, 12/13/23 .. 11,338 10,930
5545031.SQ.FTS.B, Zero Cpn, 12/13/23 .. 5,198 5,023
5545221.SQ.FTS.B, Zero Cpn, 12/13/23 .. 3,844 3,699
5545381.SQ.FTS.B, Zero Cpn, 12/13/23 .. 450 437
5545859.SQ.FTS.B, Zero Cpn, 12/13/23 .. 4,274 4,117
5545996.SQ.FTS.B, Zero Cpn, 12/13/23 .. 1,811 1,754
5546069.SQ.FTS.B, Zero Cpn, 12/13/23 .. 1,675 1,581
5546132.SQ.FTS.B, Zero Cpn, 12/13/23 .. 7,465 7,008
5546305.SQ.FTS.B, Zero Cpn, 12/13/23 .. 4,473 4,317
5546515.SQ.FTS.B, Zero Cpn, 12/13/23 .. 4,733 4,060
Description
Principal
Amount Value
Block, Inc. (continued)
5546631.SQ.FTS.B, Zero Cpn, 12/13/23 .. $ 9,512 $ 9,179
5546962.SQ.FTS.B, Zero Cpn, 12/13/23 .. 922 821
5547015.SQ.FTS.B, Zero Cpn, 12/13/23 .. 12,318 11,098
5547240.SQ.FTS.B, Zero Cpn, 12/13/23 .. 3,360 3,129
5547325.SQ.FTS.B, Zero Cpn, 12/13/23 .. 6,160 5,846
5547513.SQ.FTS.B, Zero Cpn, 12/13/23 .. 5,639 5,356
5547656.SQ.FTS.B, Zero Cpn, 12/13/23 .. 1,699 1,661
5547699.SQ.FTS.B, Zero Cpn, 12/13/23 .. 6,487 6,324
5547946.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,233 917
5547986.SQ.FTS.B, Zero Cpn, 12/14/23 .. 6,092 5,897
5548111.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,220 2,160
5548166.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,658 2,545
5548232.SQ.FTS.B, Zero Cpn, 12/14/23 .. 60,309 23,600
5549391.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,293 3,170
5549700.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,599 2,522
5550084.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,725 3,498
5550447.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,182 1,965
5550509.SQ.FTS.B, Zero Cpn, 12/14/23 .. 10,657 10,295
5550900.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,478 2,388
5551038.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,029 999
5551098.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,866 3,736
5551200.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,954 1,917
5551322.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,464 2,214
5551702.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,700 3,488
5552329.SQ.FTS.B, Zero Cpn, 12/14/23 .. 837 810
5552344.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,767 789
5552367.SQ.FTS.B, Zero Cpn, 12/14/23 .. 13,511 12,724
5552569.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,708 1,652
5552685.SQ.FTS.B, Zero Cpn, 12/14/23 .. 4,804 4,684
5552832.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,168 1,140
5552882.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,345 2,213
5552961.SQ.FTS.B, Zero Cpn, 12/14/23 .. 325 291
5553205.SQ.FTS.B, Zero Cpn, 12/14/23 .. 21,572 20,568
5553609.SQ.FTS.B, Zero Cpn, 12/14/23 .. 4,655 4,528
5553744.SQ.FTS.B, Zero Cpn, 12/14/23 .. 23,779 20,975
5554068.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,573 2,468
5554123.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,976 3,782
5554199.SQ.FTS.B, Zero Cpn, 12/14/23 .. 816 786
5554217.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,016 994
5554234.SQ.FTS.B, Zero Cpn, 12/14/23 .. 7,164 6,726
5554352.SQ.FTS.B, Zero Cpn, 12/14/23 .. 7,017 6,720
5554477.SQ.FTS.B, Zero Cpn, 12/14/23 .. 4,946 4,769
5554641.SQ.FTS.B, Zero Cpn, 12/15/23 .. 70,199 54,444
5556129.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,787 1,637
5556515.SQ.FTS.B, Zero Cpn, 12/15/23 .. 3,948 3,762
5556604.SQ.FTS.B, Zero Cpn, 12/15/23 .. 521 484
5556696.SQ.FTS.B, Zero Cpn, 12/15/23 .. 10,413 9,587
5556985.SQ.FTS.B, Zero Cpn, 12/15/23 .. 5,430 5,244
5557410.SQ.FTS.B, Zero Cpn, 12/15/23 .. 912 874
5557436.SQ.FTS.B, Zero Cpn, 12/15/23 .. 5,489 5,297
5557503.SQ.FTS.B, Zero Cpn, 12/15/23 .. 3,304 3,138
5557568.SQ.FTS.B, Zero Cpn, 12/15/23 .. 3,824 3,715
5557604.SQ.FTS.B, Zero Cpn, 12/15/23 .. 3,437 3,343
5557703.SQ.FTS.B, Zero Cpn, 12/15/23 .. 6,124 5,566
5557756.SQ.FTS.B, Zero Cpn, 12/15/23 .. 16,804 16,229
5557927.SQ.FTS.B, Zero Cpn, 12/15/23 .. 29,876 28,931
5558453.SQ.FTS.B, Zero Cpn, 12/15/23 .. 875 842
5558612.SQ.FTS.B, Zero Cpn, 12/15/23 .. 53,640 51,434

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5559276.SQ.FTS.B, Zero Cpn, 12/15/23 .. $ 2,949 $ 2,751
5559331.SQ.FTS.B, Zero Cpn, 12/15/23 .. 678 661
5561359.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,191 3,953
5561383.SQ.FTS.B, Zero Cpn, 12/16/23 .. 16,780 16,387
5561742.SQ.FTS.B, Zero Cpn, 12/16/23 .. 478 463
5561812.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,203 2,143
5561867.SQ.FTS.B, Zero Cpn, 12/16/23 .. 928 910
5561944.SQ.FTS.B, Zero Cpn, 12/16/23 .. 868 833
5561959.SQ.FTS.B, Zero Cpn, 12/16/23 .. 638 596
5561993.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,481 1,432
5562047.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,095 2,973
5562143.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,153 1,905
5562183.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,541 1,316
5562208.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,696 3,569
5562277.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,185 1,150
5562315.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,067 1,028
5562342.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,559 1,479
5562392.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,286 3,175
5562472.SQ.FTS.B, Zero Cpn, 12/16/23 .. 11,874 10,980
5562646.SQ.FTS.B, Zero Cpn, 12/16/23 .. 13,905 13,590
5562880.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,532 4,408
5562959.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,791 1,742
5562980.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,697 2,616
5563038.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,772 3,761
5563082.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,104 1,014
5563099.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,043 955
5563122.SQ.FTS.B, Zero Cpn, 12/16/23 .. 23,457 22,883
5563533.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,780 2,549
5563614.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,297 2,219
5563672.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,980 3,888
5563727.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,078 2,007
5563740.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,475 1,415
5564100.SQ.FTS.B, Zero Cpn, 12/16/23 .. 7,163 6,895
5564191.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,580 1,181
5564198.SQ.FTS.B, Zero Cpn, 12/16/23 .. 14,440 14,031
5564363.SQ.FTS.B, Zero Cpn, 12/16/23 .. 827 799
5564397.SQ.FTS.B, Zero Cpn, 12/16/23 .. 6,419 6,226
5564496.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,997 3,857
5564527.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,928 2,845
5564578.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,718 1,670
5564602.SQ.FTS.B, Zero Cpn, 12/17/23 .. 2,779 1,138
5564628.SQ.FTS.B, Zero Cpn, 12/17/23 .. 14,758 12,466
5564683.SQ.FTS.B, Zero Cpn, 12/17/23 .. 10,004 9,646
5564787.SQ.FTS.B, Zero Cpn, 12/17/23 .. 4,409 4,190
5564844.SQ.FTS.B, Zero Cpn, 12/17/23 .. 858 821
5564859.SQ.FTS.B, Zero Cpn, 12/17/23 .. 800 407
5564894.SQ.FTS.B, Zero Cpn, 12/17/23 .. 7,666 7,399
5564975.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,104 1,051
5564990.SQ.FTS.B, Zero Cpn, 12/17/23 .. 9,934 9,644
5565164.SQ.FTS.B, Zero Cpn, 12/17/23 .. 28,371 26,121
5565516.SQ.FTS.B, Zero Cpn, 12/17/23 .. 16,869 16,258
5565682.SQ.FTS.B, Zero Cpn, 12/17/23 .. 8,967 8,735
5565801.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,827 3,746
5565862.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,214 2,546
5565905.SQ.FTS.B, Zero Cpn, 12/17/23 .. 2,409 2,242
5565916.SQ.FTS.B, Zero Cpn, 12/17/23 .. 2,192 2,126
5565940.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,007 979
5565959.SQ.FTS.B, Zero Cpn, 12/17/23 .. 553 541
Description
Principal
Amount Value
Block, Inc. (continued)
5565967.SQ.FTS.B, Zero Cpn, 12/17/23 .. $ 1,920 $ 1,870
5565981.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,155 1,114
5565992.SQ.FTS.B, Zero Cpn, 12/17/23 .. 6,665 3,994
5566025.SQ.FTS.B, Zero Cpn, 12/17/23 .. 22,963 22,069
5566282.SQ.FTS.B, Zero Cpn, 12/17/23 .. 6,366 6,223
5566921.SQ.FTS.B, Zero Cpn, 12/17/23 .. 2,017 1,741
5567063.SQ.FTS.B, Zero Cpn, 12/17/23 .. 4,585 4,383
5567113.SQ.FTS.B, Zero Cpn, 12/17/23 .. 9,439 9,001
5567327.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,640 3,503
5567435.SQ.FTS.B, Zero Cpn, 12/17/23 .. 5,549 5,342
5567477.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,613 1,479
5567491.SQ.FTS.B, Zero Cpn, 12/17/23 .. 5,965 5,822
5567586.SQ.FTS.B, Zero Cpn, 12/17/23 .. 2,770 2,679
5567676.SQ.FTS.B, Zero Cpn, 12/17/23 .. 7,037 6,780
5567788.SQ.FTS.B, Zero Cpn, 12/17/23 .. 24,531 23,704
5567951.SQ.FTS.B, Zero Cpn, 12/18/23 .. 15,995 14,883
5568053.SQ.FTS.B, Zero Cpn, 12/18/23 .. 2,172 2,105
5568064.SQ.FTS.B, Zero Cpn, 12/18/23 .. 9,634 9,352
5568132.SQ.FTS.B, Zero Cpn, 12/18/23 .. 5,917 5,780
5568222.SQ.FTS.B, Zero Cpn, 12/18/23 .. 1,437 1,382
5568249.SQ.FTS.B, Zero Cpn, 12/18/23 .. 5,625 5,426
5568291.SQ.FTS.B, Zero Cpn, 12/18/23 .. 966 910
5568299.SQ.FTS.B, Zero Cpn, 12/18/23 .. 486 472
5568314.SQ.FTS.B, Zero Cpn, 12/18/23 .. 3,301 3,221
5568393.SQ.FTS.B, Zero Cpn, 12/18/23 .. 7,904 7,560
5568471.SQ.FTS.B, Zero Cpn, 12/18/23 .. 1,492 1,333
5568506.SQ.FTS.B, Zero Cpn, 12/18/23 .. 2,133 2,000
5568529.SQ.FTS.B, Zero Cpn, 12/18/23 .. 1,835 1,763
5568610.SQ.FTS.B, Zero Cpn, 12/18/23 .. 13,317 12,591
5568718.SQ.FTS.B, Zero Cpn, 12/19/23 .. 2,705 2,640
5568752.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,131 1,100
5568822.SQ.FTS.B, Zero Cpn, 12/19/23 .. 342 327
5568844.SQ.FTS.B, Zero Cpn, 12/19/23 .. 3,376 3,162
5568881.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,314 1,068
5568908.SQ.FTS.B, Zero Cpn, 12/19/23 .. 940 862
5568984.SQ.FTS.B, Zero Cpn, 12/19/23 .. 9,194 8,206
5569070.SQ.FTS.B, Zero Cpn, 12/19/23 .. 29,610 22,885
5569306.SQ.FTS.B, Zero Cpn, 12/19/23 .. 4,037 3,908
5569350.SQ.FTS.B, Zero Cpn, 12/19/23 .. 972 953
5569508.SQ.FTS.B, Zero Cpn, 12/20/23 .. 1,130 1,093
5569518.SQ.FTS.B, Zero Cpn, 12/20/23 .. 3,770 3,661
5570264.SQ.FTS.B, Zero Cpn, 12/20/23 .. 11,106 10,731
5570542.SQ.FTS.B, Zero Cpn, 12/20/23 .. 2,833 2,769
5570596.SQ.FTS.B, Zero Cpn, 12/20/23 .. 3,370 3,295
5570733.SQ.FTS.B, Zero Cpn, 12/20/23 .. 2,271 2,196
5570844.SQ.FTS.B, Zero Cpn, 12/20/23 .. 7,065 6,821
5571209.SQ.FTS.B, Zero Cpn, 12/20/23 .. 4,611 3,671
5571303.SQ.FTS.B, Zero Cpn, 12/20/23 .. 11,806 11,277
5571598.SQ.FTS.B, Zero Cpn, 12/20/23 .. 173 170
5571634.SQ.FTS.B, Zero Cpn, 12/20/23 .. 4,804 4,640
5571718.SQ.FTS.B, Zero Cpn, 12/20/23 .. 3,846 3,702
5571769.SQ.FTS.B, Zero Cpn, 12/20/23 .. 4,076 3,957
5571840.SQ.FTS.B, Zero Cpn, 12/20/23 .. 3,115 2,943
5571904.SQ.FTS.B, Zero Cpn, 12/20/23 .. 2,959 2,883
5571985.SQ.FTS.B, Zero Cpn, 12/20/23 .. 9,616 9,181
5572327.SQ.FTS.B, Zero Cpn, 12/20/23 .. 648 559
5572343.SQ.FTS.B, Zero Cpn, 12/20/23 .. 1,835 1,760
5572397.SQ.FTS.B, Zero Cpn, 12/20/23 .. 910 878

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5572494.SQ.FTS.B, Zero Cpn, 12/20/23 .. $ 374 $ 367
5572534.SQ.FTS.B, Zero Cpn, 12/20/23 .. 3,578 3,432
5572655.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,354 3,213
5572743.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,591 1,521
5572793.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,491 3,163
5572822.SQ.FTS.B, Zero Cpn, 12/21/23 .. 350 340
5572839.SQ.FTS.B, Zero Cpn, 12/21/23 .. 4,591 4,462
5572906.SQ.FTS.B, Zero Cpn, 12/21/23 .. 4,599 4,391
5572998.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,149 1,544
5573052.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,086 3,008
5573133.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,908 3,539
5573188.SQ.FTS.B, Zero Cpn, 12/21/23 .. 11,073 9,771
5573267.SQ.FTS.B, Zero Cpn, 12/21/23 .. 9,564 9,260
5573406.SQ.FTS.B, Zero Cpn, 12/21/23 .. 747 716
5573434.SQ.FTS.B, Zero Cpn, 12/21/23 .. 19,772 16,639
5573821.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,492 1,330
5573833.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,751 3,645
5573929.SQ.FTS.B, Zero Cpn, 12/21/23 .. 4,137 3,852
5573989.SQ.FTS.B, Zero Cpn, 12/21/23 .. 5,462 5,300
5574112.SQ.FTS.B, Zero Cpn, 12/21/23 .. 12,078 11,684
5574270.SQ.FTS.B, Zero Cpn, 12/21/23 .. 4,562 4,449
5574313.SQ.FTS.B, Zero Cpn, 12/21/23 .. 5,594 5,134
5574351.SQ.FTS.B, Zero Cpn, 12/21/23 .. 12,028 11,707
5574513.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,187 3,071
5574540.SQ.FTS.B, Zero Cpn, 12/21/23 .. 31,148 29,810
5574943.SQ.FTS.B, Zero Cpn, 12/21/23 .. 5,383 5,252
5575035.SQ.FTS.B, Zero Cpn, 12/21/23 .. 18,681 17,938
5575283.SQ.FTS.B, Zero Cpn, 12/21/23 .. 12,775 12,382
5575488.SQ.FTS.B, Zero Cpn, 12/21/23 .. 4,484 4,001
5575531.SQ.FTS.B, Zero Cpn, 12/21/23 .. 562 538
5575534.SQ.FTS.B, Zero Cpn, 12/21/23 .. 9,461 9,185
5575759.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,113 991
5575781.SQ.FTS.B, Zero Cpn, 12/21/23 .. 6,507 6,343
5575858.SQ.FTS.B, Zero Cpn, 12/21/23 .. 421 386
5575865.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,930 2,786
5575886.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,142 1,106
5575913.SQ.FTS.B, Zero Cpn, 12/21/23 .. 2,190 2,084
5575953.SQ.FTS.B, Zero Cpn, 12/21/23 .. 5,964 5,633
5576060.SQ.FTS.B, Zero Cpn, 12/21/23 .. 4,572 3,707
5576121.SQ.FTS.B, Zero Cpn, 12/22/23 .. 463 427
5576136.SQ.FTS.B, Zero Cpn, 12/22/23 .. 7,070 6,724
5576201.SQ.FTS.B, Zero Cpn, 12/22/23 .. 4,281 3,705
5576258.SQ.FTS.B, Zero Cpn, 12/22/23 .. 23,604 21,806
5576362.SQ.FTS.B, Zero Cpn, 12/22/23 .. 5,357 5,204
5576416.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,727 1,672
5576425.SQ.FTS.B, Zero Cpn, 12/22/23 .. 47 46
5576438.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,898 1,782
5576464.SQ.FTS.B, Zero Cpn, 12/22/23 .. 459 437
5576474.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,078 1,043
5576489.SQ.FTS.B, Zero Cpn, 12/22/23 .. 12,360 6,146
5576548.SQ.FTS.B, Zero Cpn, 12/22/23 .. 7,796 7,502
5576640.SQ.FTS.B, Zero Cpn, 12/22/23 .. 3,462 3,287
5576679.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,878 1,753
5576720.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,912 2,769
5576772.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,326 2,113
5576779.SQ.FTS.B, Zero Cpn, 12/22/23 .. 5,505 5,316
5576902.SQ.FTS.B, Zero Cpn, 12/22/23 .. 4,316 4,149
5577497.SQ.FTS.B, Zero Cpn, 12/22/23 .. 9,187 8,897
Description
Principal
Amount Value
Block, Inc. (continued)
5577624.SQ.FTS.B, Zero Cpn, 12/22/23 .. $ 158 $ 154
5577634.SQ.FTS.B, Zero Cpn, 12/22/23 .. 7,032 6,833
5577754.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,407 2,324
5577779.SQ.FTS.B, Zero Cpn, 12/22/23 .. 4,503 3,226
5577807.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,680 1,604
5577829.SQ.FTS.B, Zero Cpn, 12/22/23 .. 4,491 4,393
5577933.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,953 1,825
5577963.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,054 988
5577977.SQ.FTS.B, Zero Cpn, 12/22/23 .. 6,450 6,094
5578058.SQ.FTS.B, Zero Cpn, 12/22/23 .. 40,260 36,029
5578800.SQ.FTS.B, Zero Cpn, 12/22/23 .. 43,179 41,535
5579188.SQ.FTS.B, Zero Cpn, 12/22/23 .. 3,485 3,257
5579232.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,500 1,472
5579266.SQ.FTS.B, Zero Cpn, 12/22/23 .. 935 913
5579302.SQ.FTS.B, Zero Cpn, 12/22/23 .. 5,225 4,025
5579310.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,723 2,629
5579331.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,381 1,341
5581154.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,682 2,597
5581188.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,199 1,154
5581198.SQ.FTS.B, Zero Cpn, 12/23/23 .. 5,043 4,283
5581252.SQ.FTS.B, Zero Cpn, 12/23/23 .. 461 396
5581261.SQ.FTS.B, Zero Cpn, 12/23/23 .. 4,852 4,324
5581320.SQ.FTS.B, Zero Cpn, 12/23/23 .. 8,079 7,687
5581583.SQ.FTS.B, Zero Cpn, 12/23/23 .. 20,550 19,426
5581905.SQ.FTS.B, Zero Cpn, 12/23/23 .. 7,423 7,247
5582906.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,945 1,840
5582936.SQ.FTS.B, Zero Cpn, 12/23/23 .. 954 928
5582953.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,048 1,010
5582986.SQ.FTS.B, Zero Cpn, 12/23/23 .. 7,821 7,315
5583159.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,918 2,529
5583211.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,188 1,097
5583229.SQ.FTS.B, Zero Cpn, 12/23/23 .. 11,093 10,779
5583434.SQ.FTS.B, Zero Cpn, 12/23/23 .. 7,436 5,186
5583520.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,559 2,478
5583569.SQ.FTS.B, Zero Cpn, 12/23/23 .. 7,385 6,978
5583810.SQ.FTS.B, Zero Cpn, 12/23/23 .. 3,205 3,092
5583849.SQ.FTS.B, Zero Cpn, 12/23/23 .. 36,845 32,909
5584166.SQ.FTS.B, Zero Cpn, 12/23/23 .. 272 264
5584177.SQ.FTS.B, Zero Cpn, 12/23/23 .. 36,615 29,796
5584412.SQ.FTS.B, Zero Cpn, 12/23/23 .. 3,915 3,747
5584458.SQ.FTS.B, Zero Cpn, 12/23/23 .. 5,196 4,984
5584490.SQ.FTS.B, Zero Cpn, 12/23/23 .. 26,267 24,616
5584740.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,971 2,873
5584830.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,223 1,181
5584841.SQ.FTS.B, Zero Cpn, 12/24/23 .. 4,319 4,141
5584893.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,240 3,132
5584918.SQ.FTS.B, Zero Cpn, 12/24/23 .. 11,956 11,281
5585107.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,444 3,343
5585205.SQ.FTS.B, Zero Cpn, 12/24/23 .. 971 942
5585211.SQ.FTS.B, Zero Cpn, 12/24/23 .. 925 831
5585235.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,884 1,877
5585275.SQ.FTS.B, Zero Cpn, 12/24/23 .. 738 711
5585320.SQ.FTS.B, Zero Cpn, 12/24/23 .. 6,418 6,253
5585522.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,307 1,108
5585584.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,641 2,543
5585629.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,654 2,524
5585677.SQ.FTS.B, Zero Cpn, 12/24/23 .. 359 352
5585686.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,113 2,053

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5585724.SQ.FTS.B, Zero Cpn, 12/24/23 .. $ 638 $ 599
5585759.SQ.FTS.B, Zero Cpn, 12/24/23 .. 4,430 3,995
5585801.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,009 899
5585809.SQ.FTS.B, Zero Cpn, 12/24/23 .. 7,062 6,912
5585950.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,021 871
5585957.SQ.FTS.B, Zero Cpn, 12/24/23 .. 513 498
5585965.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,033 2,639
5585981.SQ.FTS.B, Zero Cpn, 12/24/23 .. 4,485 3,471
5585998.SQ.FTS.B, Zero Cpn, 12/24/23 .. 15,797 15,463
5586369.SQ.FTS.B, Zero Cpn, 12/24/23 .. 8,309 8,059
5586481.SQ.FTS.B, Zero Cpn, 12/24/23 .. 4,219 4,094
5586570.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,818 1,757
5586585.SQ.FTS.B, Zero Cpn, 12/24/23 .. 6,216 5,560
5586664.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,053 1,030
5586696.SQ.FTS.B, Zero Cpn, 12/24/23 .. 717 692
5586708.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,317 2,405
5586732.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,014 2,881
5586771.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,955 1,917
5586834.SQ.FTS.B, Zero Cpn, 12/24/23 .. 423 404
5586840.SQ.FTS.B, Zero Cpn, 12/24/23 .. 6,996 6,703
5586899.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,791 2,625
5586913.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,320 1,256
5586917.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,087 1,034
5586936.SQ.FTS.B, Zero Cpn, 12/24/23 .. 39,530 37,940
5587376.SQ.FTS.B, Zero Cpn, 12/24/23 .. 5,574 5,385
5587431.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,375 1,429
5587446.SQ.FTS.B, Zero Cpn, 12/24/23 .. 4,191 4,098
5587561.SQ.FTS.B, Zero Cpn, 12/24/23 .. 4,843 4,687
5587613.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,667 1,608
5587626.SQ.FTS.B, Zero Cpn, 12/24/23 .. 8,309 7,997
5587778.SQ.FTS.B, Zero Cpn, 12/24/23 .. 11,689 11,424
5588013.SQ.FTS.B, Zero Cpn, 12/25/23 .. 6,332 6,110
5588055.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,454 1,415
5588060.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,595 1,517
5588063.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,760 3,506
5588072.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,830 1,685
5588074.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,341 712
5588078.SQ.FTS.B, Zero Cpn, 12/25/23 .. 30,649 29,415
5588165.SQ.FTS.B, Zero Cpn, 12/25/23 .. 764 740
5588173.SQ.FTS.B, Zero Cpn, 12/25/23 .. 7,797 6,266
5588206.SQ.FTS.B, Zero Cpn, 12/25/23 .. 7,246 5,459
5588236.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,539 1,437
5588243.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,753 1,044
5588250.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,250 3,046
5588274.SQ.FTS.B, Zero Cpn, 12/25/23 .. 2,762 2,585
5588290.SQ.FTS.B, Zero Cpn, 12/25/23 .. 2,006 1,944
5588304.SQ.FTS.B, Zero Cpn, 12/25/23 .. 2,845 2,712
5588333.SQ.FTS.B, Zero Cpn, 12/25/23 .. 6,261 6,038
5588375.SQ.FTS.B, Zero Cpn, 12/25/23 .. 7,436 7,169
5588411.SQ.FTS.B, Zero Cpn, 12/25/23 .. 592 553
5588415.SQ.FTS.B, Zero Cpn, 12/25/23 .. 7,108 6,827
5588448.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,522 1,473
5588455.SQ.FTS.B, Zero Cpn, 12/25/23 .. 618 591
5588462.SQ.FTS.B, Zero Cpn, 12/25/23 .. 775 563
5588473.SQ.FTS.B, Zero Cpn, 12/25/23 .. 11,743 10,654
5588504.SQ.FTS.B, Zero Cpn, 12/25/23 .. 5,862 4,367
5588529.SQ.FTS.B, Zero Cpn, 12/25/23 .. 556 535
5588554.SQ.FTS.B, Zero Cpn, 12/25/23 .. 6,632 6,314
Description
Principal
Amount Value
Block, Inc. (continued)
5588592.SQ.FTS.B, Zero Cpn, 12/25/23 .. $ 8,243 $ 7,911
5588684.SQ.FTS.B, Zero Cpn, 12/25/23 .. 4,222 4,075
5588708.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,005 2,912
5588732.SQ.FTS.B, Zero Cpn, 12/25/23 .. 4,247 4,106
5588758.SQ.FTS.B, Zero Cpn, 12/25/23 .. 2,122 2,067
5588786.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,756 3,512
5588800.SQ.FTS.B, Zero Cpn, 12/25/23 .. 2,079 1,995
5588812.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,837 3,729
5588832.SQ.FTS.B, Zero Cpn, 12/26/23 .. 7,743 7,413
5588874.SQ.FTS.B, Zero Cpn, 12/26/23 .. 226 183
5588875.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,333 1,303
5588903.SQ.FTS.B, Zero Cpn, 12/26/23 .. 889 861
5588907.SQ.FTS.B, Zero Cpn, 12/26/23 .. 5,321 5,161
5588955.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,303 1,223
5588959.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,365 1,217
5588968.SQ.FTS.B, Zero Cpn, 12/26/23 .. 13,146 12,688
5589046.SQ.FTS.B, Zero Cpn, 12/26/23 .. 3,853 3,716
5589074.SQ.FTS.B, Zero Cpn, 12/26/23 .. 3,958 3,846
5589109.SQ.FTS.B, Zero Cpn, 12/26/23 .. 4,665 4,504
5589139.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,753 1,701
5589150.SQ.FTS.B, Zero Cpn, 12/26/23 .. 537 525
5589160.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,000 1,807
5589185.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,618 2,491
5589208.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,162 1,125
5589214.SQ.FTS.B, Zero Cpn, 12/26/23 .. 9,062 8,774
5589272.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,772 1,707
5589285.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,772 1,726
5589303.SQ.FTS.B, Zero Cpn, 12/26/23 .. 4,773 4,495
5589322.SQ.FTS.B, Zero Cpn, 12/26/23 .. 5,274 4,623
5589340.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,367 1,324
5589347.SQ.FTS.B, Zero Cpn, 12/26/23 .. 5,273 5,087
5589365.SQ.FTS.B, Zero Cpn, 12/26/23 .. 172 169
5593219.SQ.FTS.B, Zero Cpn, 12/28/23 .. 33,281 18,990
5593469.SQ.FTS.B, Zero Cpn, 12/28/23 .. 3,608 3,484
5593493.SQ.FTS.B, Zero Cpn, 12/28/23 .. 42,880 41,172
5593816.SQ.FTS.B, Zero Cpn, 12/28/23 .. 7,983 7,371
5593862.SQ.FTS.B, Zero Cpn, 12/28/23 .. 6,675 4,786
5593918.SQ.FTS.B, Zero Cpn, 12/28/23 .. 5,592 5,428
5593982.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,207 2,087
5594046.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,791 2,701
5594152.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,666 1,538
5594170.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,010 984
5594180.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,517 692
5594228.SQ.FTS.B, Zero Cpn, 12/28/23 .. 382 371
5594259.SQ.FTS.B, Zero Cpn, 12/28/23 .. 602 506
5594261.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,617 1,567
5594283.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,823 1,763
5594306.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,037 1,994
5594513.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,126 949
5594517.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,455 735
5594527.SQ.FTS.B, Zero Cpn, 12/28/23 .. 17,642 17,075
5594633.SQ.FTS.B, Zero Cpn, 12/28/23 .. 4,094 3,976
5594662.SQ.FTS.B, Zero Cpn, 12/28/23 .. 7,092 6,881
5594695.SQ.FTS.B, Zero Cpn, 12/28/23 .. 3,948 3,308
5594715.SQ.FTS.B, Zero Cpn, 12/28/23 .. 21,426 20,398
5594879.SQ.FTS.B, Zero Cpn, 12/28/23 .. 547 535
5594904.SQ.FTS.B, Zero Cpn, 12/28/23 .. 10,113 9,769
5594967.SQ.FTS.B, Zero Cpn, 12/28/23 .. 526 503

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5594985.SQ.FTS.B, Zero Cpn, 12/28/23 .. $ 5,414 $ 5,186
5595020.SQ.FTS.B, Zero Cpn, 12/28/23 .. 48,522 46,786
5595300.SQ.FTS.B, Zero Cpn, 12/28/23 .. 23,955 23,111
5595540.SQ.FTS.B, Zero Cpn, 12/28/23 .. 665 552
5595624.SQ.FTS.B, Zero Cpn, 12/28/23 .. 986 456
5596944.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,694 1,645
5597187.SQ.FTS.B, Zero Cpn, 12/29/23 .. 886 860
5597195.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,637 1,533
5597211.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,949 1,798
5597239.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,535 1,432
5597301.SQ.FTS.B, Zero Cpn, 12/29/23 .. 7,968 7,241
5597497.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,903 2,649
5597510.SQ.FTS.B, Zero Cpn, 12/29/23 .. 8,206 7,884
5597662.SQ.FTS.B, Zero Cpn, 12/29/23 .. 843 581
5597667.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,717 1,659
5597681.SQ.FTS.B, Zero Cpn, 12/29/23 .. 6,042 5,281
5597724.SQ.FTS.B, Zero Cpn, 12/29/23 .. 29,203 28,138
5598153.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,127 1,100
5598179.SQ.FTS.B, Zero Cpn, 12/29/23 .. 292 279
5598185.SQ.FTS.B, Zero Cpn, 12/29/23 .. 680 666
5598513.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,349 1,322
5598566.SQ.FTS.B, Zero Cpn, 12/29/23 .. 10,244 9,808
5598756.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,350 2,244
5598824.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,301 1,259
5598842.SQ.FTS.B, Zero Cpn, 12/29/23 .. 625 505
5598844.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,497 2,432
5598874.SQ.FTS.B, Zero Cpn, 12/29/23 .. 20,425 19,245
5599191.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,520 1,474
5599211.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,673 3,569
5599324.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,174 1,111
5599344.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,669 2,602
5599450.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,683 1,566
5599510.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,492 2,428
5599592.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,874 1,826
5599651.SQ.FTS.B, Zero Cpn, 12/29/23 .. 5,279 5,094
5599728.SQ.FTS.B, Zero Cpn, 12/29/23 .. 5,251 4,244
5599812.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,408 1,318
5599834.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,267 2,215
5599893.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,250 2,945
5599940.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,526 3,094
5600010.SQ.FTS.B, Zero Cpn, 12/29/23 .. 39,848 38,317
5600496.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,627 2,111
5600526.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,008 496
5600545.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,479 2,409
5600570.SQ.FTS.B, Zero Cpn, 12/29/23 .. 634 622
5600589.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,772 1,691
5600631.SQ.FTS.B, Zero Cpn, 12/29/23 .. 248 243
5600632.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,565 2,030
5600651.SQ.FTS.B, Zero Cpn, 12/29/23 .. 13,791 13,190
5608074.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,527 1,480
5608098.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,886 1,793
5608112.SQ.FTS.B, Zero Cpn, 12/30/23 .. 38,463 35,041
5608465.SQ.FTS.B, Zero Cpn, 12/30/23 .. 4,951 4,802
5608575.SQ.FTS.B, Zero Cpn, 12/30/23 .. 8,163 7,716
5608730.SQ.FTS.B, Zero Cpn, 12/30/23 .. 13,528 13,201
5609688.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,614 2,511
5609770.SQ.FTS.B, Zero Cpn, 12/30/23 .. 18,852 17,707
5610266.SQ.FTS.B, Zero Cpn, 12/30/23 .. 45,391 43,884
Description
Principal
Amount Value
Block, Inc. (continued)
5611063.SQ.FTS.B, Zero Cpn, 12/30/23 .. $ 6,539 $ 6,308
5611177.SQ.FTS.B, Zero Cpn, 12/30/23 .. 4,479 4,325
5611213.SQ.FTS.B, Zero Cpn, 12/30/23 .. 13,461 13,032
5611376.SQ.FTS.B, Zero Cpn, 12/30/23 .. 8,254 7,926
5611432.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,943 2,785
5611467.SQ.FTS.B, Zero Cpn, 12/30/23 .. 3,570 3,061
5611495.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,552 2,471
5611517.SQ.FTS.B, Zero Cpn, 12/30/23 .. 8,831 7,862
5611591.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,801 1,751
5611621.SQ.FTS.B, Zero Cpn, 12/30/23 .. 9,842 9,395
5611854.SQ.FTS.B, Zero Cpn, 12/30/23 .. 23,412 21,909
5612128.SQ.FTS.B, Zero Cpn, 12/30/23 .. 15,207 13,962
5612313.SQ.FTS.B, Zero Cpn, 12/30/23 .. 15,294 12,162
5612369.SQ.FTS.B, Zero Cpn, 12/30/23 .. 6,157 5,936
5612440.SQ.FTS.B, Zero Cpn, 12/30/23 .. 450 414
5612450.SQ.FTS.B, Zero Cpn, 12/30/23 .. 4,809 4,685
5612507.SQ.FTS.B, Zero Cpn, 12/30/23 .. 12,759 12,029
5612708.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,797 836
5612747.SQ.FTS.B, Zero Cpn, 12/30/23 .. 5,518 5,360
5612822.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,786 1,735
5612855.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,658 2,375
5613089.SQ.FTS.B, Zero Cpn, 1/01/24 ... 868 835
5613114.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,983 1,927
5613137.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,806 2,702
5613160.SQ.FTS.B, Zero Cpn, 1/01/24 ... 24,825 24,153
5613556.SQ.FTS.B, Zero Cpn, 1/01/24 ... 20,963 20,300
5614057.SQ.FTS.B, Zero Cpn, 1/01/24 ... 28,681 26,054
5614883.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,736 2,536
5614938.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,568 2,425
5614994.SQ.FTS.B, Zero Cpn, 1/01/24 ... 358 351
5615016.SQ.FTS.B, Zero Cpn, 1/01/24 ... 15,354 14,863
5615236.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,349 3,187
5615372.SQ.FTS.B, Zero Cpn, 1/01/24 ... 8,503 8,150
5615465.SQ.FTS.B, Zero Cpn, 1/01/24 ... 5,998 5,762
5615547.SQ.FTS.B, Zero Cpn, 1/01/24 ... 8,856 8,517
5615668.SQ.FTS.B, Zero Cpn, 1/01/24 ... 6,852 6,481
5615832.SQ.FTS.B, Zero Cpn, 1/01/24 ... 559 492
5615845.SQ.FTS.B, Zero Cpn, 1/01/24 ... 703 665
5615922.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,633 2,549
5615948.SQ.FTS.B, Zero Cpn, 1/01/24 ... 429 413
5615949.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,652 2,595
5616009.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,445 3,360
5616046.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,815 1,680
5616066.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,759 3,645
5616088.SQ.FTS.B, Zero Cpn, 1/01/24 ... 10,871 10,512
5616216.SQ.FTS.B, Zero Cpn, 1/01/24 ... 21,847 19,968
5616400.SQ.FTS.B, Zero Cpn, 1/01/24 ... 282 265
5616405.SQ.FTS.B, Zero Cpn, 1/01/24 ... 8,075 7,750
5616463.SQ.FTS.B, Zero Cpn, 1/01/24 ... 4,622 4,464
5616516.SQ.FTS.B, Zero Cpn, 1/01/24 ... 462 427
5616524.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,185 981
5616538.SQ.FTS.B, Zero Cpn, 1/01/24 ... 233 224
5616565.SQ.FTS.B, Zero Cpn, 1/01/24 ... 10,673 10,241
5616781.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,125 1,037
5616851.SQ.FTS.B, Zero Cpn, 1/01/24 ... 7,167 6,534
5616965.SQ.FTS.B, Zero Cpn, 1/01/24 ... 67 66
5616972.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,255 3,062
5617036.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,957 2,676

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5617137.SQ.FTS.B, Zero Cpn, 1/01/24 ... $ 4,632 $ 4,467
5617273.SQ.FTS.B, Zero Cpn, 1/01/24 ... 4,409 4,141
5617433.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,246 3,090
5617510.SQ.FTS.B, Zero Cpn, 1/01/24 ... 522 421
5617512.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,587 1,536
5617615.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,818 2,556
5617674.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,410 3,313
5617724.SQ.FTS.B, Zero Cpn, 1/02/24 ... 1,278 1,221
5617772.SQ.FTS.B, Zero Cpn, 1/02/24 ... 4,997 4,321
5617837.SQ.FTS.B, Zero Cpn, 1/02/24 ... 2,927 2,833
5617874.SQ.FTS.B, Zero Cpn, 1/02/24 ... 2,745 2,663
5617942.SQ.FTS.B, Zero Cpn, 1/02/24 ... 12,589 12,120
5618116.SQ.FTS.B, Zero Cpn, 1/02/24 ... 8,565 8,071
5618234.SQ.FTS.B, Zero Cpn, 1/02/24 ... 1,683 1,616
5618248.SQ.FTS.B, Zero Cpn, 1/02/24 ... 2,137 2,071
5618299.SQ.FTS.B, Zero Cpn, 1/02/24 ... 5,791 5,576
5618380.SQ.FTS.B, Zero Cpn, 1/02/24 ... 3,209 3,108
5618433.SQ.FTS.B, Zero Cpn, 1/02/24 ... 3,395 3,199
5618558.SQ.FTS.B, Zero Cpn, 1/03/24 ... 3,223 3,126
5618604.SQ.FTS.B, Zero Cpn, 1/03/24 ... 3,000 2,734
5618640.SQ.FTS.B, Zero Cpn, 1/03/24 ... 2,433 2,335
5618678.SQ.FTS.B, Zero Cpn, 1/03/24 ... 4,022 3,890
5618863.SQ.FTS.B, Zero Cpn, 1/03/24 ... 5,869 4,812
5618942.SQ.FTS.B, Zero Cpn, 1/03/24 ... 2,840 2,630
5618969.SQ.FTS.B, Zero Cpn, 1/03/24 ... 1,533 1,496
5618997.SQ.FTS.B, Zero Cpn, 1/03/24 ... 2,990 2,882
5619038.SQ.FTS.B, Zero Cpn, 1/03/24 ... 3,363 3,249
5619087.SQ.FTS.B, Zero Cpn, 1/03/24 ... 1,510 1,471
5619117.SQ.FTS.B, Zero Cpn, 1/03/24 ... 7,286 6,644
5619205.SQ.FTS.B, Zero Cpn, 1/03/24 ... 1,599 1,397
5619228.SQ.FTS.B, Zero Cpn, 1/03/24 ... 1,922 1,746
5619248.SQ.FTS.B, Zero Cpn, 1/03/24 ... 1,188 1,164
5619292.SQ.FTS.B, Zero Cpn, 1/03/24 ... 2,549 2,427
5619331.SQ.FTS.B, Zero Cpn, 1/04/24 ... 3,766 3,679
5619417.SQ.FTS.B, Zero Cpn, 1/04/24 ... 2,951 2,850
5619451.SQ.FTS.B, Zero Cpn, 1/04/24 ... 1,695 1,481
5619464.SQ.FTS.B, Zero Cpn, 1/04/24 ... 752 704
5619471.SQ.FTS.B, Zero Cpn, 1/04/24 ... 1,436 1,377
5619487.SQ.FTS.B, Zero Cpn, 1/04/24 ... 1,932 1,881
5619534.SQ.FTS.B, Zero Cpn, 1/04/24 ... 2,887 2,755
5619571.SQ.FTS.B, Zero Cpn, 1/04/24 ... 2,848 2,734
5619613.SQ.FTS.B, Zero Cpn, 1/04/24 ... 10,545 10,285
5619821.SQ.FTS.B, Zero Cpn, 1/04/24 ... 6,850 5,893
5619915.SQ.FTS.B, Zero Cpn, 1/04/24 ... 3,575 3,096
5619959.SQ.FTS.B, Zero Cpn, 1/04/24 ... 10,509 9,774
5620066.SQ.FTS.B, Zero Cpn, 1/04/24 ... 2,868 1,875
5620082.SQ.FTS.B, Zero Cpn, 1/04/24 ... 4,300 4,180
5620262.SQ.FTS.B, Zero Cpn, 1/05/24 ... 14,876 14,293
5621042.SQ.FTS.B, Zero Cpn, 1/05/24 ... 8,074 7,836
5621917.SQ.FTS.B, Zero Cpn, 1/05/24 ... 168 164
5621935.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,558 1,503
5621993.SQ.FTS.B, Zero Cpn, 1/05/24 ... 817 774
5622024.SQ.FTS.B, Zero Cpn, 1/05/24 ... 3,144 1,881
5622057.SQ.FTS.B, Zero Cpn, 1/05/24 ... 24,302 23,610
5622661.SQ.FTS.B, Zero Cpn, 1/05/24 ... 4,504 4,187
5622763.SQ.FTS.B, Zero Cpn, 1/05/24 ... 796 426
5622765.SQ.FTS.B, Zero Cpn, 1/05/24 ... 17,291 16,840
5623339.SQ.FTS.B, Zero Cpn, 1/05/24 ... 2,124 1,983
Description
Principal
Amount Value
Block, Inc. (continued)
5623363.SQ.FTS.B, Zero Cpn, 1/05/24 ... $ 17,978 $ 16,743
5623971.SQ.FTS.B, Zero Cpn, 1/05/24 ... 3,256 3,142
5624029.SQ.FTS.B, Zero Cpn, 1/05/24 ... 14,268 13,826
5624217.SQ.FTS.B, Zero Cpn, 1/05/24 ... 657 644
5624245.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,830 1,777
5624299.SQ.FTS.B, Zero Cpn, 1/05/24 ... 6,388 4,190
5624349.SQ.FTS.B, Zero Cpn, 1/05/24 ... 9,762 9,064
5624636.SQ.FTS.B, Zero Cpn, 1/05/24 ... 15,506 14,487
5625056.SQ.FTS.B, Zero Cpn, 1/06/24 ... 24,962 24,115
5625361.SQ.FTS.B, Zero Cpn, 1/06/24 ... 8,842 8,420
5625522.SQ.FTS.B, Zero Cpn, 1/06/24 ... 5,110 4,942
5625644.SQ.FTS.B, Zero Cpn, 1/06/24 ... 4,791 4,586
5625834.SQ.FTS.B, Zero Cpn, 1/06/24 ... 4,210 4,051
5626005.SQ.FTS.B, Zero Cpn, 1/06/24 ... 7,321 6,909
5626561.SQ.FTS.B, Zero Cpn, 1/06/24 ... 11,938 11,234
5627066.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,096 1,954
5627102.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,281 1,220
5627125.SQ.FTS.B, Zero Cpn, 1/06/24 ... 5,718 5,500
5627218.SQ.FTS.B, Zero Cpn, 1/06/24 ... 9,439 9,120
5627350.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,718 2,536
5627423.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,833 3,733
5627541.SQ.FTS.B, Zero Cpn, 1/06/24 ... 16,384 16,054
5628161.SQ.FTS.B, Zero Cpn, 1/06/24 ... 862 827
5628510.SQ.FTS.B, Zero Cpn, 1/06/24 ... 21,188 20,684
5629471.SQ.FTS.B, Zero Cpn, 1/06/24 ... 50,833 48,197
5629998.SQ.FTS.B, Zero Cpn, 1/06/24 ... 895 821
5630021.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,030 2,966
5630082.SQ.FTS.B, Zero Cpn, 1/06/24 ... 6,703 6,440
5630151.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,129 1,941
5630189.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,210 1,154
5630219.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,695 2,623
5630272.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,755 1,548
5630278.SQ.FTS.B, Zero Cpn, 1/06/24 ... 532 517
5630281.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,696 1,592
5630300.SQ.FTS.B, Zero Cpn, 1/06/24 ... 6,911 6,633
5630379.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,302 1,275
5640795.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,899 2,829
5641025.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,278 2,193
5641063.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,666 3,449
5641148.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,315 2,242
5641179.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,835 3,707
5641417.SQ.FTS.B, Zero Cpn, 1/07/24 ... 743 721
5641510.SQ.FTS.B, Zero Cpn, 1/07/24 ... 5,726 5,490
5641620.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,331 718
5641671.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,070 1,037
5641673.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,630 1,648
5641713.SQ.FTS.B, Zero Cpn, 1/07/24 ... 580 521
5641753.SQ.FTS.B, Zero Cpn, 1/07/24 ... 4,006 3,731
5641826.SQ.FTS.B, Zero Cpn, 1/07/24 ... 16,645 16,175
5643900.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,542 3,451
5644054.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,280 3,063
5644103.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,981 2,876
5644265.SQ.FTS.B, Zero Cpn, 1/07/24 ... 9,251 8,887
5644591.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,288 1,227
5644724.SQ.FTS.B, Zero Cpn, 1/07/24 ... 4,905 4,766
5644862.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,520 2,426
5645002.SQ.FTS.B, Zero Cpn, 1/07/24 ... 6,813 4,909
5645088.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,274 3,210

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5645286.SQ.FTS.B, Zero Cpn, 1/07/24 ... $ 5,764 $ 5,239
5645369.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,627 3,481
5645436.SQ.FTS.B, Zero Cpn, 1/07/24 ... 12,014 11,137
5645579.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,520 1,459
5645612.SQ.FTS.B, Zero Cpn, 1/07/24 ... 704 675
5645630.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,167 2,025
5645646.SQ.FTS.B, Zero Cpn, 1/07/24 ... 715 699
5645657.SQ.FTS.B, Zero Cpn, 1/07/24 ... 760 742
5645692.SQ.FTS.B, Zero Cpn, 1/07/24 ... 489 479
5645728.SQ.FTS.B, Zero Cpn, 1/07/24 ... 855 640
5645741.SQ.FTS.B, Zero Cpn, 1/07/24 ... 10,676 10,030
5645859.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,193 1,156
5645876.SQ.FTS.B, Zero Cpn, 1/07/24 ... 4,725 3,550
5645904.SQ.FTS.B, Zero Cpn, 1/07/24 ... 17,858 16,955
5646233.SQ.FTS.B, Zero Cpn, 1/07/24 ... 7,049 6,635
5646375.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,567 1,414
5646396.SQ.FTS.B, Zero Cpn, 1/07/24 ... 34,854 29,863
5646765.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,097 1,077
5646837.SQ.FTS.B, Zero Cpn, 1/07/24 ... 11,795 11,444
5647091.SQ.FTS.B, Zero Cpn, 1/07/24 ... 19,847 19,042
5647395.SQ.FTS.B, Zero Cpn, 1/07/24 ... 14,018 13,436
5647502.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,493 1,404
5647534.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,692 2,611
5647551.SQ.FTS.B, Zero Cpn, 1/07/24 ... 7,742 6,644
5647632.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,782 1,733
5647659.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,566 3,434
5647726.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,501 3,357
5647775.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,311 1,262
5647807.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,865 3,515
5647857.SQ.FTS.B, Zero Cpn, 1/07/24 ... 10,981 10,377
5648053.SQ.FTS.B, Zero Cpn, 1/08/24 ... 10,237 9,829
5648285.SQ.FTS.B, Zero Cpn, 1/08/24 ... 11,499 10,997
5648565.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,617 1,567
5648602.SQ.FTS.B, Zero Cpn, 1/08/24 ... 8,321 8,129
5648994.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,114 2,991
5649039.SQ.FTS.B, Zero Cpn, 1/08/24 ... 913 829
5649093.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,238 2,176
5649222.SQ.FTS.B, Zero Cpn, 1/08/24 ... 5,773 5,639
5649633.SQ.FTS.B, Zero Cpn, 1/08/24 ... 750 696
5649697.SQ.FTS.B, Zero Cpn, 1/08/24 ... 5,499 5,132
5650606.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,653 3,387
5650910.SQ.FTS.B, Zero Cpn, 1/08/24 ... 8,190 7,866
5651317.SQ.FTS.B, Zero Cpn, 1/08/24 ... 5,028 4,823
5651483.SQ.FTS.B, Zero Cpn, 1/08/24 ... 4,794 4,536
5651560.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,881 2,550
5651605.SQ.FTS.B, Zero Cpn, 1/08/24 ... 711 683
5651619.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,498 1,275
5651706.SQ.FTS.B, Zero Cpn, 1/08/24 ... 5,811 5,581
5651792.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,411 1,379
5651835.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,761 1,694
5651896.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,656 3,563
5651983.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,884 2,675
5652038.SQ.FTS.B, Zero Cpn, 1/08/24 ... 32 31
5652053.SQ.FTS.B, Zero Cpn, 1/08/24 ... 3,115 2,981
5652116.SQ.FTS.B, Zero Cpn, 1/08/24 ... 7,630 7,344
5652304.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,090 2,013
5652332.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,355 2,258
5652373.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,765 1,526
Description
Principal
Amount Value
Block, Inc. (continued)
5652400.SQ.FTS.B, Zero Cpn, 1/08/24 ... $ 3,464 $ 3,343
5652469.SQ.FTS.B, Zero Cpn, 1/08/24 ... 919 890
5652515.SQ.FTS.B, Zero Cpn, 1/08/24 ... 392 384
5652538.SQ.FTS.B, Zero Cpn, 1/08/24 ... 13,004 12,373
5652884.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,092 1,066
5652935.SQ.FTS.B, Zero Cpn, 1/08/24 ... 5,144 4,819
5653068.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,285 1,220
5653079.SQ.FTS.B, Zero Cpn, 1/08/24 ... 4,489 4,346
5653308.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,200 1,764
5653347.SQ.FTS.B, Zero Cpn, 1/08/24 ... 8,169 7,979
5653773.SQ.FTS.B, Zero Cpn, 1/08/24 ... 36,058 34,826
5654133.SQ.FTS.B, Zero Cpn, 1/08/24 ... 39,662 34,983
5654601.SQ.FTS.B, Zero Cpn, 1/08/24 ... 10,207 9,707
5654667.SQ.FTS.B, Zero Cpn, 1/08/24 ... 700 676
5654677.SQ.FTS.B, Zero Cpn, 1/08/24 ... 994 966
5654692.SQ.FTS.B, Zero Cpn, 1/08/24 ... 59,419 55,233
5655493.SQ.FTS.B, Zero Cpn, 1/09/24 ... 7,579 7,281
5655586.SQ.FTS.B, Zero Cpn, 1/09/24 ... 3,053 2,450
5655604.SQ.FTS.B, Zero Cpn, 1/09/24 ... 3,801 3,697
5655633.SQ.FTS.B, Zero Cpn, 1/09/24 ... 882 855
5655643.SQ.FTS.B, Zero Cpn, 1/09/24 ... 4,019 2,918
5655675.SQ.FTS.B, Zero Cpn, 1/09/24 ... 5,394 5,210
5655752.SQ.FTS.B, Zero Cpn, 1/09/24 ... 1,544 1,470
5655776.SQ.FTS.B, Zero Cpn, 1/09/24 ... 5,831 4,913
5655850.SQ.FTS.B, Zero Cpn, 1/09/24 ... 4,274 4,148
5655939.SQ.FTS.B, Zero Cpn, 1/09/24 ... 2,542 2,426
5655993.SQ.FTS.B, Zero Cpn, 1/09/24 ... 2,704 2,551
5656024.SQ.FTS.B, Zero Cpn, 1/09/24 ... 3,986 3,852
5656075.SQ.FTS.B, Zero Cpn, 1/09/24 ... 9,170 8,840
5656207.SQ.FTS.B, Zero Cpn, 1/09/24 ... 10,036 9,729
5656367.SQ.FTS.B, Zero Cpn, 1/10/24 ... 1,153 1,108
5656380.SQ.FTS.B, Zero Cpn, 1/10/24 ... 5,217 5,068
5656473.SQ.FTS.B, Zero Cpn, 1/10/24 ... 9,755 8,873
5656606.SQ.FTS.B, Zero Cpn, 1/10/24 ... 2,347 2,121
5656711.SQ.FTS.B, Zero Cpn, 1/10/24 ... 4,237 4,061
5656822.SQ.FTS.B, Zero Cpn, 1/10/24 ... 6,065 5,826
5656927.SQ.FTS.B, Zero Cpn, 1/10/24 ... 4,177 4,075
5657035.SQ.FTS.B, Zero Cpn, 1/10/24 ... 203 199
5657231.SQ.FTS.B, Zero Cpn, 1/11/24 ... 7,778 7,593
5658162.SQ.FTS.B, Zero Cpn, 1/11/24 ... 2,864 2,759
5658404.SQ.FTS.B, Zero Cpn, 1/11/24 ... 4,460 4,297
5659111.SQ.FTS.B, Zero Cpn, 1/11/24 ... 5,934 5,668
5659867.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,889 1,677
5660232.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,351 1,296
5660364.SQ.FTS.B, Zero Cpn, 1/11/24 ... 663 647
5660412.SQ.FTS.B, Zero Cpn, 1/11/24 ... 6,973 6,715
5660684.SQ.FTS.B, Zero Cpn, 1/11/24 ... 5,628 5,425
5660968.SQ.FTS.B, Zero Cpn, 1/11/24 ... 7,458 7,258
5661347.SQ.FTS.B, Zero Cpn, 1/11/24 ... 20,519 19,725
5662138.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,995 1,916
5662231.SQ.FTS.B, Zero Cpn, 1/11/24 ... 3,242 2,946
5662327.SQ.FTS.B, Zero Cpn, 1/11/24 ... 8,513 8,184
5662555.SQ.FTS.B, Zero Cpn, 1/11/24 ... 3,042 2,825
5662627.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,678 1,632
5662691.SQ.FTS.B, Zero Cpn, 1/11/24 ... 9,043 8,808
5663218.SQ.FTS.B, Zero Cpn, 1/11/24 ... 948 888
5663245.SQ.FTS.B, Zero Cpn, 1/11/24 ... 220 216
5663281.SQ.FTS.B, Zero Cpn, 1/11/24 ... 2,933 2,727

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5663321.SQ.FTS.B, Zero Cpn, 1/11/24 ... $ 12,311 $ 11,947
5663674.SQ.FTS.B, Zero Cpn, 1/11/24 ... 5,038 4,789
5663740.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,621 1,434
5663762.SQ.FTS.B, Zero Cpn, 1/11/24 ... 5,245 4,934
5663846.SQ.FTS.B, Zero Cpn, 1/11/24 ... 2,991 2,898
5663983.SQ.FTS.B, Zero Cpn, 1/11/24 ... 946 841
5664035.SQ.FTS.B, Zero Cpn, 1/11/24 ... 30,334 29,292
5664828.SQ.FTS.B, Zero Cpn, 1/11/24 ... 5,276 4,811
5664967.SQ.FTS.B, Zero Cpn, 1/12/24 ... 5,750 5,524
5665103.SQ.FTS.B, Zero Cpn, 1/12/24 ... 33,701 32,273
5665606.SQ.FTS.B, Zero Cpn, 1/12/24 ... 3,891 3,530
5665646.SQ.FTS.B, Zero Cpn, 1/12/24 ... 3,183 3,114
5665857.SQ.FTS.B, Zero Cpn, 1/12/24 ... 15,534 14,986
5666740.SQ.FTS.B, Zero Cpn, 1/12/24 ... 218 209
5666806.SQ.FTS.B, Zero Cpn, 1/12/24 ... 14,307 11,380
5667369.SQ.FTS.B, Zero Cpn, 1/12/24 ... 27,403 26,519
5668136.SQ.FTS.B, Zero Cpn, 1/12/24 ... 13,518 12,596
5668605.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,795 1,731
5668715.SQ.FTS.B, Zero Cpn, 1/12/24 ... 329 318
5668757.SQ.FTS.B, Zero Cpn, 1/12/24 ... 839 776
5668779.SQ.FTS.B, Zero Cpn, 1/12/24 ... 19,791 18,024
5669189.SQ.FTS.B, Zero Cpn, 1/12/24 ... 914 820
5669208.SQ.FTS.B, Zero Cpn, 1/12/24 ... 2,143 1,987
5669248.SQ.FTS.B, Zero Cpn, 1/12/24 ... 8,371 8,071
5669454.SQ.FTS.B, Zero Cpn, 1/12/24 ... 773 752
5669464.SQ.FTS.B, Zero Cpn, 1/12/24 ... 400 370
5669478.SQ.FTS.B, Zero Cpn, 1/12/24 ... 9,107 8,886
5669715.SQ.FTS.B, Zero Cpn, 1/12/24 ... 4,960 4,789
5669842.SQ.FTS.B, Zero Cpn, 1/12/24 ... 14,468 13,764
5670138.SQ.FTS.B, Zero Cpn, 1/12/24 ... 5,091 4,809
5670247.SQ.FTS.B, Zero Cpn, 1/12/24 ... 5,456 5,079
5670327.SQ.FTS.B, Zero Cpn, 1/12/24 ... 13,551 12,535
5670537.SQ.FTS.B, Zero Cpn, 1/12/24 ... 9,567 9,035
5670740.SQ.FTS.B, Zero Cpn, 1/12/24 ... 11,772 11,355
5671092.SQ.FTS.B, Zero Cpn, 1/12/24 ... 4,471 4,270
5671281.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,315 1,281
5671341.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,640 1,322
5671405.SQ.FTS.B, Zero Cpn, 1/12/24 ... 2,704 2,643
5671473.SQ.FTS.B, Zero Cpn, 1/12/24 ... 272 261
5671492.SQ.FTS.B, Zero Cpn, 1/12/24 ... 6,268 5,831
5671579.SQ.FTS.B, Zero Cpn, 1/12/24 ... 744 710
5671581.SQ.FTS.B, Zero Cpn, 1/12/24 ... 24,682 23,718
5671991.SQ.FTS.B, Zero Cpn, 1/12/24 ... 25,128 23,906
5672339.SQ.FTS.B, Zero Cpn, 1/12/24 ... 4,176 4,084
5672476.SQ.FTS.B, Zero Cpn, 1/12/24 ... 5,968 5,747
5672653.SQ.FTS.B, Zero Cpn, 1/13/24 ... 10,385 8,409
5672815.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,910 2,831
5672884.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,280 2,185
5672946.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,046 1,995
5673004.SQ.FTS.B, Zero Cpn, 1/13/24 ... 5,527 5,368
5673131.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,604 1,567
5673210.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,838 2,091
5673272.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,710 1,639
5673351.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,724 3,522
5673391.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,629 3,539
5673451.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,049 2,004
5673548.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,144 2,064
5673588.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,622 1,563
Description
Principal
Amount Value
Block, Inc. (continued)
5673654.SQ.FTS.B, Zero Cpn, 1/13/24 ... $ 3,286 $ 3,187
5673720.SQ.FTS.B, Zero Cpn, 1/13/24 ... 21,855 20,324
5674244.SQ.FTS.B, Zero Cpn, 1/13/24 ... 8,892 8,538
5674361.SQ.FTS.B, Zero Cpn, 1/13/24 ... 9,963 9,518
5674870.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,349 1,281
5674942.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,102 2,924
5675013.SQ.FTS.B, Zero Cpn, 1/13/24 ... 7,486 6,062
5675130.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,744 1,877
5675245.SQ.FTS.B, Zero Cpn, 1/13/24 ... 12,529 11,364
5675663.SQ.FTS.B, Zero Cpn, 1/13/24 ... 7,401 7,121
5675823.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,781 1,715
5675850.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,441 1,385
5675871.SQ.FTS.B, Zero Cpn, 1/13/24 ... 21,831 21,185
5676151.SQ.FTS.B, Zero Cpn, 1/13/24 ... 5,777 5,591
5676225.SQ.FTS.B, Zero Cpn, 1/13/24 ... 660 603
5676293.SQ.FTS.B, Zero Cpn, 1/13/24 ... 24,215 23,357
5676758.SQ.FTS.B, Zero Cpn, 1/13/24 ... 8,885 8,684
5676920.SQ.FTS.B, Zero Cpn, 1/13/24 ... 16,139 15,513
5677272.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,061 2,950
5677329.SQ.FTS.B, Zero Cpn, 1/13/24 ... 4,686 4,266
5677406.SQ.FTS.B, Zero Cpn, 1/13/24 ... 14,750 14,336
5677666.SQ.FTS.B, Zero Cpn, 1/13/24 ... 4,242 4,149
5677768.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,824 2,758
5677873.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,940 3,701
5677938.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,212 3,098
5678007.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,554 1,502
5678037.SQ.FTS.B, Zero Cpn, 1/13/24 ... 10,439 10,191
5678354.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,208 3,088
5678433.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,222 1,176
5678440.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,255 2,400
5678455.SQ.FTS.B, Zero Cpn, 1/13/24 ... 612 584
5678460.SQ.FTS.B, Zero Cpn, 1/13/24 ... 18,905 18,287
5689002.SQ.FTS.B, Zero Cpn, 1/14/24 ... 24,803 23,107
5689248.SQ.FTS.B, Zero Cpn, 1/14/24 ... 2,217 1,248
5689262.SQ.FTS.B, Zero Cpn, 1/14/24 ... 13,566 13,047
5689587.SQ.FTS.B, Zero Cpn, 1/14/24 ... 775 649
5689590.SQ.FTS.B, Zero Cpn, 1/14/24 ... 6,605 6,241
5689696.SQ.FTS.B, Zero Cpn, 1/14/24 ... 6,712 6,480
5689849.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,500 1,449
5689922.SQ.FTS.B, Zero Cpn, 1/14/24 ... 20,316 19,521
5690927.SQ.FTS.B, Zero Cpn, 1/14/24 ... 7,787 5,678
5691769.SQ.FTS.B, Zero Cpn, 1/14/24 ... 2,094 1,966
5691978.SQ.FTS.B, Zero Cpn, 1/14/24 ... 4,824 4,642
5692565.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,131 1,087
5692636.SQ.FTS.B, Zero Cpn, 1/14/24 ... 3,057 2,872
5692768.SQ.FTS.B, Zero Cpn, 1/14/24 ... 89 87
5692786.SQ.FTS.B, Zero Cpn, 1/14/24 ... 18,403 17,303
5693390.SQ.FTS.B, Zero Cpn, 1/14/24 ... 46,235 43,724
5694231.SQ.FTS.B, Zero Cpn, 1/14/24 ... 4,926 4,763
5694328.SQ.FTS.B, Zero Cpn, 1/14/24 ... 37,921 36,663
5694816.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,074 783
5694822.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,708 1,511
5694850.SQ.FTS.B, Zero Cpn, 1/14/24 ... 6,356 5,554
5694969.SQ.FTS.B, Zero Cpn, 1/14/24 ... 3,100 2,983
5695004.SQ.FTS.B, Zero Cpn, 1/14/24 ... 36,993 35,746
5695450.SQ.FTS.B, Zero Cpn, 1/14/24 ... 36,550 26,939
5695746.SQ.FTS.B, Zero Cpn, 1/14/24 ... 663 646
5695774.SQ.FTS.B, Zero Cpn, 1/14/24 ... 702 675

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5695793.SQ.FTS.B, Zero Cpn, 1/14/24 ... $ 13,818 $ 12,614
5695931.SQ.FTS.B, Zero Cpn, 1/14/24 ... 14,161 12,863
5696256.SQ.FTS.B, Zero Cpn, 1/15/24 ... 4,773 4,587
5696348.SQ.FTS.B, Zero Cpn, 1/15/24 ... 4,730 4,524
5696389.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,516 2,793
5696426.SQ.FTS.B, Zero Cpn, 1/15/24 ... 10,661 10,207
5696512.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,172 2,087
5696527.SQ.FTS.B, Zero Cpn, 1/15/24 ... 4,647 4,432
5696585.SQ.FTS.B, Zero Cpn, 1/15/24 ... 916 874
5696602.SQ.FTS.B, Zero Cpn, 1/15/24 ... 15,880 15,237
5696963.SQ.FTS.B, Zero Cpn, 1/15/24 ... 13,194 9,667
5697302.SQ.FTS.B, Zero Cpn, 1/15/24 ... 7,457 7,149
5697818.SQ.FTS.B, Zero Cpn, 1/15/24 ... 12,261 10,331
5698322.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,017 982
5698393.SQ.FTS.B, Zero Cpn, 1/15/24 ... 12,775 9,635
5698704.SQ.FTS.B, Zero Cpn, 1/15/24 ... 5,197 4,414
5698819.SQ.FTS.B, Zero Cpn, 1/15/24 ... 4,008 3,778
5698894.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,797 2,686
5698927.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,195 1,653
5698949.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,066 957
5699054.SQ.FTS.B, Zero Cpn, 1/15/24 ... 9,738 9,475
5699419.SQ.FTS.B, Zero Cpn, 1/15/24 ... 9,009 8,677
5699588.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,281 3,184
5699678.SQ.FTS.B, Zero Cpn, 1/15/24 ... 5,381 5,217
5699768.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,073 1,025
5699811.SQ.FTS.B, Zero Cpn, 1/15/24 ... 624 545
5699822.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,668 2,555
5699871.SQ.FTS.B, Zero Cpn, 1/15/24 ... 14,033 13,652
5700135.SQ.FTS.B, Zero Cpn, 1/15/24 ... 4,664 4,474
5700214.SQ.FTS.B, Zero Cpn, 1/15/24 ... 7,253 6,814
5700306.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,563 1,429
5700327.SQ.FTS.B, Zero Cpn, 1/15/24 ... 7,283 6,970
5700432.SQ.FTS.B, Zero Cpn, 1/15/24 ... 914 663
5700441.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,086 964
5700465.SQ.FTS.B, Zero Cpn, 1/15/24 ... 11,835 11,463
5700842.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,101 2,869
5700933.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,140 1,042
5700958.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,009 1,496
5701000.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,651 3,498
5701033.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,382 2,247
5701049.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,933 2,855
5701127.SQ.FTS.B, Zero Cpn, 1/15/24 ... 11,183 10,771
5701265.SQ.FTS.B, Zero Cpn, 1/15/24 ... 12,587 11,970
5701543.SQ.FTS.B, Zero Cpn, 1/15/24 ... 23,085 22,441
5701882.SQ.FTS.B, Zero Cpn, 1/15/24 ... 5,472 5,267
5701983.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,239 2,129
5701992.SQ.FTS.B, Zero Cpn, 1/15/24 ... 617 601
5702023.SQ.FTS.B, Zero Cpn, 1/15/24 ... 4,847 4,527
5702079.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,788 2,726
5702094.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,172 2,887
5702126.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,572 1,478
5702142.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,772 1,485
5702147.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,397 2,188
5702269.SQ.FTS.B, Zero Cpn, 1/15/24 ... 17,607 17,065
5702369.SQ.FTS.B, Zero Cpn, 1/16/24 ... 5,432 5,165
5702433.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,777 2,693
5702466.SQ.FTS.B, Zero Cpn, 1/16/24 ... 277 256
5702477.SQ.FTS.B, Zero Cpn, 1/16/24 ... 4,258 4,020
Description
Principal
Amount Value
Block, Inc. (continued)
5702515.SQ.FTS.B, Zero Cpn, 1/16/24 ... $ 1,642 $ 1,457
5702523.SQ.FTS.B, Zero Cpn, 1/16/24 ... 1,148 1,103
5702537.SQ.FTS.B, Zero Cpn, 1/16/24 ... 3,498 3,356
5702560.SQ.FTS.B, Zero Cpn, 1/16/24 ... 3,108 2,977
5702578.SQ.FTS.B, Zero Cpn, 1/16/24 ... 4,823 4,614
5702627.SQ.FTS.B, Zero Cpn, 1/16/24 ... 372 364
5702638.SQ.FTS.B, Zero Cpn, 1/16/24 ... 1,048 974
5702643.SQ.FTS.B, Zero Cpn, 1/16/24 ... 1,939 1,870
5702659.SQ.FTS.B, Zero Cpn, 1/16/24 ... 6,889 6,606
5702698.SQ.FTS.B, Zero Cpn, 1/16/24 ... 5,143 4,694
5702758.SQ.FTS.B, Zero Cpn, 1/16/24 ... 235 231
5702778.SQ.FTS.B, Zero Cpn, 1/16/24 ... 3,182 2,731
5702803.SQ.FTS.B, Zero Cpn, 1/16/24 ... 1,873 1,777
5702828.SQ.FTS.B, Zero Cpn, 1/16/24 ... 5,516 5,185
5702878.SQ.FTS.B, Zero Cpn, 1/16/24 ... 13,612 13,058
5703021.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,229 2,127
5703038.SQ.FTS.B, Zero Cpn, 1/16/24 ... 10,976 10,623
5703145.SQ.FTS.B, Zero Cpn, 1/17/24 ... 5,198 5,012
5703178.SQ.FTS.B, Zero Cpn, 1/17/24 ... 3,566 3,264
5703213.SQ.FTS.B, Zero Cpn, 1/17/24 ... 765 744
5703244.SQ.FTS.B, Zero Cpn, 1/17/24 ... 4,588 4,378
5703295.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,559 1,493
5703301.SQ.FTS.B, Zero Cpn, 1/17/24 ... 2,651 2,553
5703323.SQ.FTS.B, Zero Cpn, 1/17/24 ... 10,040 9,356
5703401.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,653 890
5703414.SQ.FTS.B, Zero Cpn, 1/17/24 ... 3,147 3,052
5703453.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,267 1,063
5703461.SQ.FTS.B, Zero Cpn, 1/17/24 ... 6,989 6,713
5703531.SQ.FTS.B, Zero Cpn, 1/17/24 ... 2,412 2,340
5703571.SQ.FTS.B, Zero Cpn, 1/17/24 ... 3,358 3,234
5703615.SQ.FTS.B, Zero Cpn, 1/17/24 ... 4,743 4,612
5703688.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,487 1,431
5703708.SQ.FTS.B, Zero Cpn, 1/17/24 ... 2,784 2,672
5703736.SQ.FTS.B, Zero Cpn, 1/17/24 ... 986 907
5703743.SQ.FTS.B, Zero Cpn, 1/17/24 ... 2,405 1,928
5703914.SQ.FTS.B, Zero Cpn, 1/18/24 ... 411 374
5703965.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,387 1,338
5704024.SQ.FTS.B, Zero Cpn, 1/18/24 ... 570 549
5704076.SQ.FTS.B, Zero Cpn, 1/18/24 ... 718 623
5704135.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,329 3,206
5704368.SQ.FTS.B, Zero Cpn, 1/18/24 ... 2,623 2,503
5704508.SQ.FTS.B, Zero Cpn, 1/18/24 ... 4,513 4,332
5704779.SQ.FTS.B, Zero Cpn, 1/18/24 ... 11,848 11,070
5706022.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,153 1,088
5706189.SQ.FTS.B, Zero Cpn, 1/18/24 ... 777 433
5706212.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,489 3,404
5706397.SQ.FTS.B, Zero Cpn, 1/18/24 ... 15,779 15,177
5706985.SQ.FTS.B, Zero Cpn, 1/18/24 ... 2,434 1,784
5707002.SQ.FTS.B, Zero Cpn, 1/18/24 ... 6,445 5,905
5707108.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,558 3,430
5707234.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,030 971
5707261.SQ.FTS.B, Zero Cpn, 1/18/24 ... 25,127 23,701
5707758.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,466 3,228
5707894.SQ.FTS.B, Zero Cpn, 1/18/24 ... 898 765
5707914.SQ.FTS.B, Zero Cpn, 1/18/24 ... 14,429 13,411
5708263.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,515 2,395
5708360.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,015 914
5708392.SQ.FTS.B, Zero Cpn, 1/18/24 ... 13,778 12,339

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5708764.SQ.FTS.B, Zero Cpn, 1/18/24 ... $ 289 $ 282
5708786.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,859 3,718
5708905.SQ.FTS.B, Zero Cpn, 1/18/24 ... 909 498
5708958.SQ.FTS.B, Zero Cpn, 1/18/24 ... 22,709 21,930
5709449.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,574 2,331
5709499.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,109 1,069
5709549.SQ.FTS.B, Zero Cpn, 1/18/24 ... 13,005 7,403
5709698.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,795 1,747
5709765.SQ.FTS.B, Zero Cpn, 1/18/24 ... 5,426 4,964
5709867.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,369 1,277
5709966.SQ.FTS.B, Zero Cpn, 1/18/24 ... 995 936
5709990.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,437 1,372
5710066.SQ.FTS.B, Zero Cpn, 1/19/24 ... 4,313 4,090
5710117.SQ.FTS.B, Zero Cpn, 1/19/24 ... 594 497
5710138.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,400 3,299
5710218.SQ.FTS.B, Zero Cpn, 1/19/24 ... 10,717 10,331
5710359.SQ.FTS.B, Zero Cpn, 1/19/24 ... 871 798
5710365.SQ.FTS.B, Zero Cpn, 1/19/24 ... 15,797 14,978
5710872.SQ.FTS.B, Zero Cpn, 1/19/24 ... 4,089 3,947
5710907.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,909 1,866
5711020.SQ.FTS.B, Zero Cpn, 1/19/24 ... 17,296 16,676
5711377.SQ.FTS.B, Zero Cpn, 1/19/24 ... 5,711 5,535
5711436.SQ.FTS.B, Zero Cpn, 1/19/24 ... 8,698 8,484
5712114.SQ.FTS.B, Zero Cpn, 1/19/24 ... 8,850 8,602
5712620.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,381 3,273
5712738.SQ.FTS.B, Zero Cpn, 1/19/24 ... 6,743 6,520
5712953.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,750 3,566
5712986.SQ.FTS.B, Zero Cpn, 1/19/24 ... 16,733 13,854
5713245.SQ.FTS.B, Zero Cpn, 1/19/24 ... 10,466 9,658
5713471.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,681 2,597
5713539.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,858 3,726
5713622.SQ.FTS.B, Zero Cpn, 1/19/24 ... 4,412 4,235
5713677.SQ.FTS.B, Zero Cpn, 1/19/24 ... 6,898 6,652
5713749.SQ.FTS.B, Zero Cpn, 1/19/24 ... 14,050 13,599
5714015.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,724 1,683
5714042.SQ.FTS.B, Zero Cpn, 1/19/24 ... 46,057 44,059
5715475.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,740 1,652
5715529.SQ.FTS.B, Zero Cpn, 1/19/24 ... 4,103 3,565
5715602.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,710 1,628
5715682.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,925 3,797
5715755.SQ.FTS.B, Zero Cpn, 1/19/24 ... 67,482 64,688
5716285.SQ.FTS.B, Zero Cpn, 1/20/24 ... 973 951
5716343.SQ.FTS.B, Zero Cpn, 1/20/24 ... 13,969 13,480
5716616.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,054 1,869
5716697.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,860 1,675
5716725.SQ.FTS.B, Zero Cpn, 1/20/24 ... 221 217
5716754.SQ.FTS.B, Zero Cpn, 1/20/24 ... 5,256 4,904
5716818.SQ.FTS.B, Zero Cpn, 1/20/24 ... 3,951 3,815
5716922.SQ.FTS.B, Zero Cpn, 1/20/24 ... 3,322 2,818
5716974.SQ.FTS.B, Zero Cpn, 1/20/24 ... 15,388 14,925
5717466.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,055 1,024
5717551.SQ.FTS.B, Zero Cpn, 1/20/24 ... 6,030 5,630
5718048.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,399 1,361
5718321.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,751 1,695
5718642.SQ.FTS.B, Zero Cpn, 1/20/24 ... 4,181 4,039
5718728.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,020 971
5718737.SQ.FTS.B, Zero Cpn, 1/20/24 ... 10,460 10,176
5719043.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,439 1,396
Description
Principal
Amount Value
Block, Inc. (continued)
5719079.SQ.FTS.B, Zero Cpn, 1/20/24 ... $ 16,175 $ 15,450
5719364.SQ.FTS.B, Zero Cpn, 1/20/24 ... 3,653 3,533
5719446.SQ.FTS.B, Zero Cpn, 1/20/24 ... 8,968 8,509
5719509.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,576 2,367
5719542.SQ.FTS.B, Zero Cpn, 1/20/24 ... 6,224 5,995
5719596.SQ.FTS.B, Zero Cpn, 1/20/24 ... 18,022 16,927
5719792.SQ.FTS.B, Zero Cpn, 1/20/24 ... 11,369 11,006
5719940.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,947 1,239
5719977.SQ.FTS.B, Zero Cpn, 1/20/24 ... 4,359 4,131
5720047.SQ.FTS.B, Zero Cpn, 1/20/24 ... 37,769 36,268
5720401.SQ.FTS.B, Zero Cpn, 1/20/24 ... 15,480 14,772
5720547.SQ.FTS.B, Zero Cpn, 1/20/24 ... 379 350
5720557.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,111 1,062
5720559.SQ.FTS.B, Zero Cpn, 1/20/24 ... 10,610 10,084
5720646.SQ.FTS.B, Zero Cpn, 1/20/24 ... 13,255 12,723
5720836.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,605 2,543
5720892.SQ.FTS.B, Zero Cpn, 1/20/24 ... 14,194 13,575
5721074.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,849 1,785
5721102.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,859 1,575
5721126.SQ.FTS.B, Zero Cpn, 1/20/24 ... 11,497 11,176
5721269.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,126 1,102
5721283.SQ.FTS.B, Zero Cpn, 1/20/24 ... 880 738
5721318.SQ.FTS.B, Zero Cpn, 1/20/24 ... 11,123 10,443
5721506.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,182 2,030
5721553.SQ.FTS.B, Zero Cpn, 1/20/24 ... 913 798
5721582.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,432 1,287
5721592.SQ.FTS.B, Zero Cpn, 1/20/24 ... 13,445 12,278
5721726.SQ.FTS.B, Zero Cpn, 1/20/24 ... 5,686 5,448
5721787.SQ.FTS.B, Zero Cpn, 1/20/24 ... 666 652
5726426.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,581 1,511
5726451.SQ.FTS.B, Zero Cpn, 1/21/24 ... 5,130 4,822
5726505.SQ.FTS.B, Zero Cpn, 1/21/24 ... 301 296
5726534.SQ.FTS.B, Zero Cpn, 1/21/24 ... 10,085 9,837
5726690.SQ.FTS.B, Zero Cpn, 1/21/24 ... 909 819
5726701.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,107 2,790
5726717.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,139 2,960
5726731.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,929 1,865
5726756.SQ.FTS.B, Zero Cpn, 1/21/24 ... 21,886 21,385
5727179.SQ.FTS.B, Zero Cpn, 1/21/24 ... 5,089 4,898
5727293.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,310 2,203
5727358.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,202 1,157
5727407.SQ.FTS.B, Zero Cpn, 1/21/24 ... 6,816 6,603
5727805.SQ.FTS.B, Zero Cpn, 1/21/24 ... 10,188 9,732
5728073.SQ.FTS.B, Zero Cpn, 1/21/24 ... 993 914
5728109.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,318 2,240
5728249.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,274 3,135
5728359.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,847 2,640
5728414.SQ.FTS.B, Zero Cpn, 1/21/24 ... 10,696 9,961
5728544.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,277 3,162
5728577.SQ.FTS.B, Zero Cpn, 1/21/24 ... 14,284 11,046
5728723.SQ.FTS.B, Zero Cpn, 1/21/24 ... 6,771 6,196
5728780.SQ.FTS.B, Zero Cpn, 1/21/24 ... 785 765
5728796.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,633 2,565
5728829.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,505 1,438
5728855.SQ.FTS.B, Zero Cpn, 1/21/24 ... 735 717
5728868.SQ.FTS.B, Zero Cpn, 1/21/24 ... 8,202 7,881
5728944.SQ.FTS.B, Zero Cpn, 1/21/24 ... 9,759 9,216
5729187.SQ.FTS.B, Zero Cpn, 1/21/24 ... 790 763

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5729197.SQ.FTS.B, Zero Cpn, 1/21/24 ... $ 1,786 $ 1,593
5729248.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,597 3,395
5729334.SQ.FTS.B, Zero Cpn, 1/21/24 ... 6,031 5,856
5729373.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,689 1,530
5729395.SQ.FTS.B, Zero Cpn, 1/21/24 ... 40,013 32,981
5729724.SQ.FTS.B, Zero Cpn, 1/21/24 ... 4,380 4,007
5729762.SQ.FTS.B, Zero Cpn, 1/21/24 ... 6,570 6,361
5729811.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,923 1,805
5729861.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,569 3,427
5729904.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,045 1,015
5729916.SQ.FTS.B, Zero Cpn, 1/21/24 ... 15,967 15,406
5730120.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,087 2,859
5730277.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,579 1,204
5730283.SQ.FTS.B, Zero Cpn, 1/21/24 ... 21,831 20,814
5730441.SQ.FTS.B, Zero Cpn, 1/21/24 ... 14,961 14,378
5730536.SQ.FTS.B, Zero Cpn, 1/21/24 ... 7,179 6,918
5730592.SQ.FTS.B, Zero Cpn, 1/21/24 ... 6,210 5,251
5730652.SQ.FTS.B, Zero Cpn, 1/21/24 ... 23,032 22,240
5730831.SQ.FTS.B, Zero Cpn, 1/21/24 ... 507 479
5730836.SQ.FTS.B, Zero Cpn, 1/21/24 ... 9,040 8,648
5730943.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,007 2,463
5730965.SQ.FTS.B, Zero Cpn, 1/21/24 ... 8,149 7,833
5731025.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,580 3,281
5731079.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,409 1,335
5731116.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,898 1,846
5731161.SQ.FTS.B, Zero Cpn, 1/22/24 ... 6,348 5,959
5731273.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,393 3,269
5731303.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,205 1,264
5731329.SQ.FTS.B, Zero Cpn, 1/22/24 ... 18,931 17,633
5731621.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,322 4,181
5731709.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,455 4,292
5731779.SQ.FTS.B, Zero Cpn, 1/22/24 ... 28,522 26,108
5732088.SQ.FTS.B, Zero Cpn, 1/22/24 ... 48,049 44,225
5732624.SQ.FTS.B, Zero Cpn, 1/22/24 ... 11,619 10,908
5732684.SQ.FTS.B, Zero Cpn, 1/22/24 ... 7,170 6,075
5732913.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,023 994
5732996.SQ.FTS.B, Zero Cpn, 1/22/24 ... 665 649
5733079.SQ.FTS.B, Zero Cpn, 1/22/24 ... 688 650
5733086.SQ.FTS.B, Zero Cpn, 1/22/24 ... 14,434 13,903
5733214.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,600 2,386
5733225.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,265 1,239
5733238.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,234 4,019
5733254.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,281 4,068
5733285.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,055 985
5733298.SQ.FTS.B, Zero Cpn, 1/22/24 ... 29,219 28,116
5733445.SQ.FTS.B, Zero Cpn, 1/22/24 ... 6,767 6,388
5733487.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,399 2,876
5733503.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,146 3,915
5733545.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,488 1,418
5733955.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,900 3,819
5734009.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,082 1,020
5734022.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,516 3,381
5734048.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,467 3,381
5734105.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,720 4,568
5734178.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,819 1,780
5734218.SQ.FTS.B, Zero Cpn, 1/22/24 ... 8,905 8,587
5734350.SQ.FTS.B, Zero Cpn, 1/22/24 ... 149 121
5734351.SQ.FTS.B, Zero Cpn, 1/22/24 ... 5,829 5,675
Description
Principal
Amount Value
Block, Inc. (continued)
5734423.SQ.FTS.B, Zero Cpn, 1/22/24 ... $ 10,444 $ 10,051
5734518.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,656 1,486
5734597.SQ.FTS.B, Zero Cpn, 1/23/24 ... 1,435 1,363
5734631.SQ.FTS.B, Zero Cpn, 1/23/24 ... 1,725 1,677
5734652.SQ.FTS.B, Zero Cpn, 1/23/24 ... 1,302 1,267
5734662.SQ.FTS.B, Zero Cpn, 1/23/24 ... 2,926 2,849
5734689.SQ.FTS.B, Zero Cpn, 1/23/24 ... 2,046 1,936
5734707.SQ.FTS.B, Zero Cpn, 1/23/24 ... 2,390 2,187
5734747.SQ.FTS.B, Zero Cpn, 1/23/24 ... 7,837 7,329
5734829.SQ.FTS.B, Zero Cpn, 1/23/24 ... 2,706 2,656
5734926.SQ.FTS.B, Zero Cpn, 1/23/24 ... 5,848 5,518
5735001.SQ.FTS.B, Zero Cpn, 1/23/24 ... 3,986 3,826
5735046.SQ.FTS.B, Zero Cpn, 1/23/24 ... 3,466 3,330
5735082.SQ.FTS.B, Zero Cpn, 1/23/24 ... 4,942 4,693
5735323.SQ.FTS.B, Zero Cpn, 1/24/24 ... 1,241 1,212
5735367.SQ.FTS.B, Zero Cpn, 1/24/24 ... 1,935 1,115
5735388.SQ.FTS.B, Zero Cpn, 1/24/24 ... 1,831 1,656
5735412.SQ.FTS.B, Zero Cpn, 1/24/24 ... 5,375 3,660
5735481.SQ.FTS.B, Zero Cpn, 1/24/24 ... 2,153 2,036
5735505.SQ.FTS.B, Zero Cpn, 1/24/24 ... 756 583
5735513.SQ.FTS.B, Zero Cpn, 1/24/24 ... 1,957 1,084
5735526.SQ.FTS.B, Zero Cpn, 1/24/24 ... 3,837 3,579
5735573.SQ.FTS.B, Zero Cpn, 1/24/24 ... 9,635 9,000
5735671.SQ.FTS.B, Zero Cpn, 1/24/24 ... 663 639
5735678.SQ.FTS.B, Zero Cpn, 1/24/24 ... 7,248 6,971
5735780.SQ.FTS.B, Zero Cpn, 1/24/24 ... 11,075 10,681
5735914.SQ.FTS.B, Zero Cpn, 1/24/24 ... 1,832 1,767
5735939.SQ.FTS.B, Zero Cpn, 1/24/24 ... 1,626 1,591
5735989.SQ.FTS.B, Zero Cpn, 1/24/24 ... 4,551 3,702
5736169.SQ.FTS.B, Zero Cpn, 1/25/24 ... 1,911 1,855
5736234.SQ.FTS.B, Zero Cpn, 1/25/24 ... 5,495 5,037
5736390.SQ.FTS.B, Zero Cpn, 1/25/24 ... 2,781 2,602
5736954.SQ.FTS.B, Zero Cpn, 1/25/24 ... 16,142 15,550
5737377.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,456 3,312
5737408.SQ.FTS.B, Zero Cpn, 1/25/24 ... 6,567 6,185
5737479.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,000 2,893
5737515.SQ.FTS.B, Zero Cpn, 1/25/24 ... 2,367 1,642
5737550.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,605 3,380
5737632.SQ.FTS.B, Zero Cpn, 1/25/24 ... 6,844 5,272
5737812.SQ.FTS.B, Zero Cpn, 1/25/24 ... 4,397 4,258
5737879.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,102 2,903
5737919.SQ.FTS.B, Zero Cpn, 1/25/24 ... 4,347 4,230
5737982.SQ.FTS.B, Zero Cpn, 1/25/24 ... 5,509 5,016
5738024.SQ.FTS.B, Zero Cpn, 1/25/24 ... 6,526 6,088
5738116.SQ.FTS.B, Zero Cpn, 1/25/24 ... 32,474 31,335
5738477.SQ.FTS.B, Zero Cpn, 1/25/24 ... 9,728 8,679
5738572.SQ.FTS.B, Zero Cpn, 1/25/24 ... 422 412
5738582.SQ.FTS.B, Zero Cpn, 1/25/24 ... 19,947 19,407
5738916.SQ.FTS.B, Zero Cpn, 1/25/24 ... 12,729 11,766
5739120.SQ.FTS.B, Zero Cpn, 1/25/24 ... 600 586
5739151.SQ.FTS.B, Zero Cpn, 1/25/24 ... 8,976 8,589
5739368.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,735 3,573
5739412.SQ.FTS.B, Zero Cpn, 1/25/24 ... 14,195 13,568
5739636.SQ.FTS.B, Zero Cpn, 1/25/24 ... 1,049 1,006
5739648.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,129 2,995
5739685.SQ.FTS.B, Zero Cpn, 1/25/24 ... 942 903
5739695.SQ.FTS.B, Zero Cpn, 1/25/24 ... 4,125 3,964
5739811.SQ.FTS.B, Zero Cpn, 1/26/24 ... 6,089 5,908

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5739980.SQ.FTS.B, Zero Cpn, 1/26/24 ... $ 5,671 $ 5,384
5740087.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,043 1,975
5740146.SQ.FTS.B, Zero Cpn, 1/26/24 ... 17,051 15,885
5740360.SQ.FTS.B, Zero Cpn, 1/26/24 ... 14,331 13,813
5740687.SQ.FTS.B, Zero Cpn, 1/26/24 ... 585 575
5740872.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,377 2,240
5740913.SQ.FTS.B, Zero Cpn, 1/26/24 ... 4,500 4,360
5741000.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,290 1,182
5741029.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,523 3,425
5741088.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,573 2,487
5741148.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,392 1,348
5741165.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,755 3,507
5741187.SQ.FTS.B, Zero Cpn, 1/26/24 ... 9,384 9,023
5741303.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,743 3,354
5741346.SQ.FTS.B, Zero Cpn, 1/26/24 ... 675 638
5741355.SQ.FTS.B, Zero Cpn, 1/26/24 ... 14,279 13,848
5741476.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,184 2,069
5741484.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,495 3,400
5741529.SQ.FTS.B, Zero Cpn, 1/26/24 ... 4,995 4,688
5741564.SQ.FTS.B, Zero Cpn, 1/26/24 ... 4,875 4,642
5741627.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,811 1,755
5741660.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,482 2,885
5741682.SQ.FTS.B, Zero Cpn, 1/26/24 ... 468 458
5741694.SQ.FTS.B, Zero Cpn, 1/26/24 ... 5,367 4,782
5741761.SQ.FTS.B, Zero Cpn, 1/26/24 ... 24,281 23,172
5741943.SQ.FTS.B, Zero Cpn, 1/26/24 ... 17,007 15,225
5742123.SQ.FTS.B, Zero Cpn, 1/26/24 ... 19,871 18,581
5742285.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,269 2,168
5742308.SQ.FTS.B, Zero Cpn, 1/26/24 ... 38,625 32,993
5742565.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,691 2,574
5742580.SQ.FTS.B, Zero Cpn, 1/26/24 ... 33,002 30,826
5742803.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,358 1,328
5742838.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,079 1,627
5742865.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,341 1,150
5742885.SQ.FTS.B, Zero Cpn, 1/26/24 ... 616 570
5742890.SQ.FTS.B, Zero Cpn, 1/26/24 ... 4,546 4,368
5742923.SQ.FTS.B, Zero Cpn, 1/26/24 ... 7,302 6,989
5743017.SQ.FTS.B, Zero Cpn, 1/26/24 ... 41,880 39,461
5743299.SQ.FTS.B, Zero Cpn, 1/26/24 ... 21,025 18,583
5743383.SQ.FTS.B, Zero Cpn, 1/27/24 ... 861 825
5743423.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,835 1,676
5743462.SQ.FTS.B, Zero Cpn, 1/27/24 ... 5,536 5,043
5743525.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,696 2,597
5743589.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,268 1,003
5743605.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,307 3,196
5743646.SQ.FTS.B, Zero Cpn, 1/27/24 ... 4,821 4,281
5743707.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,358 2,106
5743753.SQ.FTS.B, Zero Cpn, 1/27/24 ... 5,665 5,442
5743825.SQ.FTS.B, Zero Cpn, 1/27/24 ... 8,908 8,448
5743893.SQ.FTS.B, Zero Cpn, 1/27/24 ... 4,572 4,336
5743945.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,753 1,695
5743977.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,537 2,460
5743994.SQ.FTS.B, Zero Cpn, 1/27/24 ... 728 692
5744005.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,857 3,137
5744081.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,268 2,171
5744100.SQ.FTS.B, Zero Cpn, 1/27/24 ... 6,874 6,204
5744138.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,959 3,817
5744199.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,567 1,518
Description
Principal
Amount Value
Block, Inc. (continued)
5744269.SQ.FTS.B, Zero Cpn, 1/27/24 ... $ 3,802 $ 3,710
5744406.SQ.FTS.B, Zero Cpn, 1/27/24 ... 6,907 6,611
5744530.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,164 2,997
5744563.SQ.FTS.B, Zero Cpn, 1/27/24 ... 9,040 7,803
5744642.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,278 3,182
5744685.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,681 1,617
5744717.SQ.FTS.B, Zero Cpn, 1/27/24 ... 5,137 4,982
5744795.SQ.FTS.B, Zero Cpn, 1/27/24 ... 919 896
5744799.SQ.FTS.B, Zero Cpn, 1/27/24 ... 4,233 4,047
5744852.SQ.FTS.B, Zero Cpn, 1/27/24 ... 6,607 6,375
5744927.SQ.FTS.B, Zero Cpn, 1/27/24 ... 477 468
5744977.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,027 993
5744990.SQ.FTS.B, Zero Cpn, 1/27/24 ... 4,680 3,884
5744999.SQ.FTS.B, Zero Cpn, 1/27/24 ... 5,098 4,927
5745062.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,073 1,027
5745079.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,340 1,090
5745084.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,093 2,000
5745095.SQ.FTS.B, Zero Cpn, 1/27/24 ... 5,281 4,857
5745113.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,335 2,223
5745135.SQ.FTS.B, Zero Cpn, 1/27/24 ... 11,532 8,168
5745208.SQ.FTS.B, Zero Cpn, 1/27/24 ... 9,316 8,998
5745280.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,032 2,246
5745307.SQ.FTS.B, Zero Cpn, 1/27/24 ... 18,227 14,021
5745416.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,090 2,465
5745445.SQ.FTS.B, Zero Cpn, 1/27/24 ... 19,938 17,804
5745632.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,554 1,484
5745741.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,844 2,695
5745765.SQ.FTS.B, Zero Cpn, 1/27/24 ... 364 301
5745795.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,819 3,715
5745851.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,595 2,496
5745869.SQ.FTS.B, Zero Cpn, 1/27/24 ... 558 500
5745875.SQ.FTS.B, Zero Cpn, 1/27/24 ... 4,532 4,354
5745897.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,571 2,516
5745929.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,848 1,693
5745949.SQ.FTS.B, Zero Cpn, 1/27/24 ... 4,474 4,341
5745992.SQ.FTS.B, Zero Cpn, 1/27/24 ... 5,114 4,890
5746068.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,684 1,612
5746079.SQ.FTS.B, Zero Cpn, 1/27/24 ... 12,991 12,196
5746184.SQ.FTS.B, Zero Cpn, 1/27/24 ... 358 323
5746185.SQ.FTS.B, Zero Cpn, 1/27/24 ... 18,440 17,762
5746331.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,371 1,341
5746345.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,715 1,587
5746358.SQ.FTS.B, Zero Cpn, 1/27/24 ... 958 906
5746369.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,198 3,094
5746405.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,192 3,083
5746443.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,028 972
5746457.SQ.FTS.B, Zero Cpn, 1/27/24 ... 269 263
5746459.SQ.FTS.B, Zero Cpn, 1/27/24 ... 4,684 4,459
5746530.SQ.FTS.B, Zero Cpn, 1/27/24 ... 23,053 22,058
5746688.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,966 3,762
5746717.SQ.FTS.B, Zero Cpn, 1/27/24 ... 18,175 14,933
5746820.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,489 912
5746823.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,700 3,067
5748935.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,466 1,400
5748960.SQ.FTS.B, Zero Cpn, 1/28/24 ... 16,682 15,849
5749019.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,605 1,525
5749121.SQ.FTS.B, Zero Cpn, 1/28/24 ... 18,703 18,116
5749295.SQ.FTS.B, Zero Cpn, 1/28/24 ... 23,559 22,226

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5749966.SQ.FTS.B, Zero Cpn, 1/28/24 ... $ 11,289 $ 10,828
5750174.SQ.FTS.B, Zero Cpn, 1/28/24 ... 7,674 7,470
5750319.SQ.FTS.B, Zero Cpn, 1/28/24 ... 583 541
5750330.SQ.FTS.B, Zero Cpn, 1/28/24 ... 11,432 10,704
5750507.SQ.FTS.B, Zero Cpn, 1/28/24 ... 959 908
5750543.SQ.FTS.B, Zero Cpn, 1/28/24 ... 10,978 10,450
5750713.SQ.FTS.B, Zero Cpn, 1/28/24 ... 8,338 7,832
5750868.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,293 1,962
5750889.SQ.FTS.B, Zero Cpn, 1/28/24 ... 8,271 8,081
5751039.SQ.FTS.B, Zero Cpn, 1/28/24 ... 17,092 16,409
5751260.SQ.FTS.B, Zero Cpn, 1/28/24 ... 5,598 5,352
5751349.SQ.FTS.B, Zero Cpn, 1/28/24 ... 968 946
5751352.SQ.FTS.B, Zero Cpn, 1/28/24 ... 5,268 4,626
5751414.SQ.FTS.B, Zero Cpn, 1/28/24 ... 9,353 8,970
5751520.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,004 1,406
5751603.SQ.FTS.B, Zero Cpn, 1/28/24 ... 5,997 5,530
5751664.SQ.FTS.B, Zero Cpn, 1/28/24 ... 6,639 6,356
5751729.SQ.FTS.B, Zero Cpn, 1/28/24 ... 14,412 13,792
5751899.SQ.FTS.B, Zero Cpn, 1/28/24 ... 642 607
5751907.SQ.FTS.B, Zero Cpn, 1/28/24 ... 12,099 11,633
5752156.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,242 818
5752157.SQ.FTS.B, Zero Cpn, 1/28/24 ... 6,610 6,375
5752260.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,476 2,248
5752283.SQ.FTS.B, Zero Cpn, 1/28/24 ... 8,484 8,058
5752412.SQ.FTS.B, Zero Cpn, 1/28/24 ... 4,514 4,337
5752456.SQ.FTS.B, Zero Cpn, 1/28/24 ... 5,844 5,369
5752502.SQ.FTS.B, Zero Cpn, 1/28/24 ... 6,608 4,920
5752558.SQ.FTS.B, Zero Cpn, 1/28/24 ... 18,176 17,598
5752717.SQ.FTS.B, Zero Cpn, 1/28/24 ... 4,887 4,530
5752785.SQ.FTS.B, Zero Cpn, 1/28/24 ... 6,904 6,631
5752893.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,542 1,491
5752929.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,421 1,252
5752967.SQ.FTS.B, Zero Cpn, 1/29/24 ... 7,691 7,500
5753085.SQ.FTS.B, Zero Cpn, 1/29/24 ... 13,666 12,180
5753190.SQ.FTS.B, Zero Cpn, 1/29/24 ... 8,672 8,327
5753246.SQ.FTS.B, Zero Cpn, 1/29/24 ... 22,632 21,690
5753497.SQ.FTS.B, Zero Cpn, 1/29/24 ... 6,906 6,680
5753655.SQ.FTS.B, Zero Cpn, 1/29/24 ... 4,146 3,990
5753743.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,651 1,385
5753759.SQ.FTS.B, Zero Cpn, 1/29/24 ... 20,479 19,842
5754268.SQ.FTS.B, Zero Cpn, 1/29/24 ... 3,401 3,248
5754310.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,627 888
5754339.SQ.FTS.B, Zero Cpn, 1/29/24 ... 6,864 6,499
5754479.SQ.FTS.B, Zero Cpn, 1/29/24 ... 7,963 7,619
5754650.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,089 1,053
5754687.SQ.FTS.B, Zero Cpn, 1/29/24 ... 4,256 4,068
5754783.SQ.FTS.B, Zero Cpn, 1/29/24 ... 3,269 3,105
5754815.SQ.FTS.B, Zero Cpn, 1/29/24 ... 3,665 2,930
5754904.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,101 2,038
5754944.SQ.FTS.B, Zero Cpn, 1/29/24 ... 5,713 5,452
5755010.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,157 2,041
5755050.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,247 1,185
5755074.SQ.FTS.B, Zero Cpn, 1/29/24 ... 16,081 15,340
5755282.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,265 1,134
5755288.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,635 1,581
5755324.SQ.FTS.B, Zero Cpn, 1/29/24 ... 356 347
5755329.SQ.FTS.B, Zero Cpn, 1/29/24 ... 727 710
5755383.SQ.FTS.B, Zero Cpn, 1/29/24 ... 5,214 4,981
Description
Principal
Amount Value
Block, Inc. (continued)
5755417.SQ.FTS.B, Zero Cpn, 1/29/24 ... $ 4,738 $ 4,384
5755464.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,909 1,862
5755508.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,249 1,179
5755522.SQ.FTS.B, Zero Cpn, 1/29/24 ... 33,979 32,503
5755879.SQ.FTS.B, Zero Cpn, 1/29/24 ... 9,367 8,378
5755964.SQ.FTS.B, Zero Cpn, 1/29/24 ... 10,517 10,130
5756120.SQ.FTS.B, Zero Cpn, 1/29/24 ... 14,507 13,590
5756221.SQ.FTS.B, Zero Cpn, 1/29/24 ... 53,677 45,949
5756610.SQ.FTS.B, Zero Cpn, 1/29/24 ... 5,972 5,503
5756639.SQ.FTS.B, Zero Cpn, 1/29/24 ... 7,322 7,132
5756659.SQ.FTS.B, Zero Cpn, 1/30/24 ... 12,569 12,095
5756793.SQ.FTS.B, Zero Cpn, 1/30/24 ... 3,067 2,947
5756833.SQ.FTS.B, Zero Cpn, 1/30/24 ... 3,966 3,678
5756880.SQ.FTS.B, Zero Cpn, 1/30/24 ... 1,752 1,570
5756904.SQ.FTS.B, Zero Cpn, 1/30/24 ... 6,667 6,229
5756992.SQ.FTS.B, Zero Cpn, 1/30/24 ... 4,513 4,331
5757071.SQ.FTS.B, Zero Cpn, 1/30/24 ... 2,170 2,065
5757091.SQ.FTS.B, Zero Cpn, 1/30/24 ... 19,828 18,524
5757333.SQ.FTS.B, Zero Cpn, 1/30/24 ... 8,518 7,894
5757453.SQ.FTS.B, Zero Cpn, 1/31/24 ... 641 620
5757466.SQ.FTS.B, Zero Cpn, 1/31/24 ... 853 807
5757477.SQ.FTS.B, Zero Cpn, 1/31/24 ... 3,516 3,391
5757537.SQ.FTS.B, Zero Cpn, 1/31/24 ... 5,401 5,183
5757607.SQ.FTS.B, Zero Cpn, 1/31/24 ... 9,346 5,793
5757702.SQ.FTS.B, Zero Cpn, 1/31/24 ... 1,075 1,040
5757731.SQ.FTS.B, Zero Cpn, 1/31/24 ... 600 521
5757738.SQ.FTS.B, Zero Cpn, 1/31/24 ... 6,997 6,714
5757861.SQ.FTS.B, Zero Cpn, 1/31/24 ... 6,796 5,909
5758046.SQ.FTS.B, Zero Cpn, 1/31/24 ... 15,490 14,358
5758201.SQ.FTS.B, Zero Cpn, 1/31/24 ... 1,774 1,702
5758228.SQ.FTS.B, Zero Cpn, 1/31/24 ... 3,059 2,912
5758263.SQ.FTS.B, Zero Cpn, 1/31/24 ... 2,218 2,043
5758291.SQ.FTS.B, Zero Cpn, 2/01/24 ... 5,772 4,753
5758638.SQ.FTS.B, Zero Cpn, 2/01/24 ... 6,001 5,785
5758926.SQ.FTS.B, Zero Cpn, 2/01/24 ... 4,042 3,891
5759071.SQ.FTS.B, Zero Cpn, 2/01/24 ... 5,318 5,098
5759291.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,828 1,759
5759456.SQ.FTS.B, Zero Cpn, 2/01/24 ... 5,531 5,267
5759579.SQ.FTS.B, Zero Cpn, 2/01/24 ... 763 633
5759587.SQ.FTS.B, Zero Cpn, 2/01/24 ... 10,853 10,370
5759876.SQ.FTS.B, Zero Cpn, 2/01/24 ... 5,571 5,292
5760007.SQ.FTS.B, Zero Cpn, 2/01/24 ... 3,892 3,227
5760099.SQ.FTS.B, Zero Cpn, 2/01/24 ... 32,202 30,615
5760649.SQ.FTS.B, Zero Cpn, 2/01/24 ... 3,233 3,099
5760713.SQ.FTS.B, Zero Cpn, 2/01/24 ... 3,942 3,746
5760772.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,565 1,478
5760813.SQ.FTS.B, Zero Cpn, 2/01/24 ... 5,341 5,138
5760912.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,020 980
5760929.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,781 1,650
5760954.SQ.FTS.B, Zero Cpn, 2/01/24 ... 2,929 2,752
5761007.SQ.FTS.B, Zero Cpn, 2/01/24 ... 5,557 5,333
5761124.SQ.FTS.B, Zero Cpn, 2/01/24 ... 11,996 10,518
5761379.SQ.FTS.B, Zero Cpn, 2/01/24 ... 6,168 5,881
5761544.SQ.FTS.B, Zero Cpn, 2/01/24 ... 2,892 2,784
5761579.SQ.FTS.B, Zero Cpn, 2/01/24 ... 13,789 13,082
5761810.SQ.FTS.B, Zero Cpn, 2/01/24 ... 3,435 3,266
5761846.SQ.FTS.B, Zero Cpn, 2/01/24 ... 496 470
5761857.SQ.FTS.B, Zero Cpn, 2/01/24 ... 5,167 4,853

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5761989.SQ.FTS.B, Zero Cpn, 2/01/24 ... $ 1,335 $ 1,238
5762015.SQ.FTS.B, Zero Cpn, 2/01/24 ... 5,132 4,764
5762120.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,661 1,502
5762166.SQ.FTS.B, Zero Cpn, 2/01/24 ... 23,303 22,367
5762537.SQ.FTS.B, Zero Cpn, 2/02/24 ... 22,674 21,972
5763101.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,643 1,582
5763126.SQ.FTS.B, Zero Cpn, 2/02/24 ... 924 872
5763136.SQ.FTS.B, Zero Cpn, 2/02/24 ... 4,248 3,992
5763172.SQ.FTS.B, Zero Cpn, 2/02/24 ... 7,700 6,373
5763302.SQ.FTS.B, Zero Cpn, 2/02/24 ... 539 424
5763312.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,144 2,075
5763445.SQ.FTS.B, Zero Cpn, 2/02/24 ... 12,918 12,300
5763627.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,520 1,227
5763642.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,063 902
5763654.SQ.FTS.B, Zero Cpn, 2/02/24 ... 6,356 5,580
5763748.SQ.FTS.B, Zero Cpn, 2/02/24 ... 14,618 13,942
5763925.SQ.FTS.B, Zero Cpn, 2/02/24 ... 763 712
5763934.SQ.FTS.B, Zero Cpn, 2/02/24 ... 6,757 6,245
5764017.SQ.FTS.B, Zero Cpn, 2/02/24 ... 4,141 3,987
5764095.SQ.FTS.B, Zero Cpn, 2/02/24 ... 22,349 21,529
5764321.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,148 1,105
5764335.SQ.FTS.B, Zero Cpn, 2/02/24 ... 3,972 2,992
5764377.SQ.FTS.B, Zero Cpn, 2/02/24 ... 31,684 29,743
5764702.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,751 1,619
5764734.SQ.FTS.B, Zero Cpn, 2/02/24 ... 991 945
5764762.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,260 2,161
5764817.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,558 1,174
5764834.SQ.FTS.B, Zero Cpn, 2/02/24 ... 12,088 11,348
5765007.SQ.FTS.B, Zero Cpn, 2/02/24 ... 967 748
5765016.SQ.FTS.B, Zero Cpn, 2/02/24 ... 12,737 12,261
5765151.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,514 2,283
5765207.SQ.FTS.B, Zero Cpn, 2/02/24 ... 22,988 22,059
5765451.SQ.FTS.B, Zero Cpn, 2/02/24 ... 10,562 9,671
5765509.SQ.FTS.B, Zero Cpn, 2/02/24 ... 11,332 10,842
5765650.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,497 2,396
5765671.SQ.FTS.B, Zero Cpn, 2/02/24 ... 3,763 3,595
5765693.SQ.FTS.B, Zero Cpn, 2/02/24 ... 24,015 22,823
5765916.SQ.FTS.B, Zero Cpn, 2/02/24 ... 8,534 8,188
5765962.SQ.FTS.B, Zero Cpn, 2/02/24 ... 624 601
5765966.SQ.FTS.B, Zero Cpn, 2/02/24 ... 6,631 5,261
5765988.SQ.FTS.B, Zero Cpn, 2/02/24 ... 14,332 13,755
5766184.SQ.FTS.B, Zero Cpn, 2/03/24 ... 4,683 4,466
5766257.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,259 2,177
5766290.SQ.FTS.B, Zero Cpn, 2/03/24 ... 11,360 10,712
5766386.SQ.FTS.B, Zero Cpn, 2/03/24 ... 9,403 8,737
5766452.SQ.FTS.B, Zero Cpn, 2/03/24 ... 5,193 4,907
5766476.SQ.FTS.B, Zero Cpn, 2/03/24 ... 38,574 37,000
5767117.SQ.FTS.B, Zero Cpn, 2/03/24 ... 5,123 4,914
5767311.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,030 1,929
5767355.SQ.FTS.B, Zero Cpn, 2/03/24 ... 4,385 4,207
5767488.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,233 1,107
5767506.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,646 1,547
5767529.SQ.FTS.B, Zero Cpn, 2/03/24 ... 8,062 7,195
5767635.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,577 1,518
5767679.SQ.FTS.B, Zero Cpn, 2/03/24 ... 3,969 3,635
5767710.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,577 1,504
5767724.SQ.FTS.B, Zero Cpn, 2/03/24 ... 5,119 4,874
5767800.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,854 2,756
Description
Principal
Amount Value
Block, Inc. (continued)
5767893.SQ.FTS.B, Zero Cpn, 2/03/24 ... $ 16,012 $ 14,669
5768116.SQ.FTS.B, Zero Cpn, 2/03/24 ... 18,910 17,207
5768358.SQ.FTS.B, Zero Cpn, 2/03/24 ... 707 643
5768373.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,375 2,132
5768433.SQ.FTS.B, Zero Cpn, 2/03/24 ... 3,369 2,959
5768454.SQ.FTS.B, Zero Cpn, 2/03/24 ... 11,599 11,105
5768566.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,175 2,087
5768603.SQ.FTS.B, Zero Cpn, 2/03/24 ... 10,743 10,392
5768956.SQ.FTS.B, Zero Cpn, 2/03/24 ... 9,615 8,925
5769044.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,343 1,293
5769057.SQ.FTS.B, Zero Cpn, 2/03/24 ... 4,949 3,457
5769075.SQ.FTS.B, Zero Cpn, 2/03/24 ... 4,571 4,386
5769110.SQ.FTS.B, Zero Cpn, 2/03/24 ... 42,355 40,367
5769509.SQ.FTS.B, Zero Cpn, 2/03/24 ... 989 925
5769533.SQ.FTS.B, Zero Cpn, 2/03/24 ... 27,368 26,033
5769683.SQ.FTS.B, Zero Cpn, 2/03/24 ... 22,843 21,123
5771803.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,512 1,178
5771831.SQ.FTS.B, Zero Cpn, 2/04/24 ... 4,103 3,853
5771900.SQ.FTS.B, Zero Cpn, 2/04/24 ... 886 844
5771903.SQ.FTS.B, Zero Cpn, 2/04/24 ... 51,721 49,592
5772569.SQ.FTS.B, Zero Cpn, 2/04/24 ... 2,648 2,546
5772634.SQ.FTS.B, Zero Cpn, 2/04/24 ... 713 678
5772653.SQ.FTS.B, Zero Cpn, 2/04/24 ... 16,703 15,859
5772877.SQ.FTS.B, Zero Cpn, 2/04/24 ... 451 436
5772891.SQ.FTS.B, Zero Cpn, 2/04/24 ... 3,725 3,607
5773007.SQ.FTS.B, Zero Cpn, 2/04/24 ... 4,190 3,875
5773064.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,940 1,845
5773069.SQ.FTS.B, Zero Cpn, 2/04/24 ... 5,351 5,029
5773116.SQ.FTS.B, Zero Cpn, 2/04/24 ... 3,729 3,255
5773135.SQ.FTS.B, Zero Cpn, 2/04/24 ... 16,688 15,690
5773499.SQ.FTS.B, Zero Cpn, 2/04/24 ... 18,733 17,574
5773687.SQ.FTS.B, Zero Cpn, 2/04/24 ... 14,402 13,622
5773851.SQ.FTS.B, Zero Cpn, 2/04/24 ... 735 681
5773884.SQ.FTS.B, Zero Cpn, 2/04/24 ... 2,135 2,061
5773916.SQ.FTS.B, Zero Cpn, 2/04/24 ... 3,019 2,863
5773948.SQ.FTS.B, Zero Cpn, 2/04/24 ... 23,639 22,665
5774293.SQ.FTS.B, Zero Cpn, 2/04/24 ... 4,826 4,599
5774362.SQ.FTS.B, Zero Cpn, 2/04/24 ... 3,814 3,657
5774399.SQ.FTS.B, Zero Cpn, 2/04/24 ... 5,713 5,541
5774484.SQ.FTS.B, Zero Cpn, 2/04/24 ... 2,637 2,522
5774528.SQ.FTS.B, Zero Cpn, 2/04/24 ... 4,275 4,096
5774574.SQ.FTS.B, Zero Cpn, 2/04/24 ... 3,352 3,165
5774609.SQ.FTS.B, Zero Cpn, 2/04/24 ... 41,485 33,234
5774898.SQ.FTS.B, Zero Cpn, 2/04/24 ... 11,367 10,927
5775036.SQ.FTS.B, Zero Cpn, 2/04/24 ... 14,674 13,985
5775189.SQ.FTS.B, Zero Cpn, 2/04/24 ... 4,536 4,255
5775226.SQ.FTS.B, Zero Cpn, 2/04/24 ... 8,802 8,440
5775290.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,583 1,512
5775311.SQ.FTS.B, Zero Cpn, 2/04/24 ... 21,847 20,869
5775456.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,168 1,128
5775492.SQ.FTS.B, Zero Cpn, 2/05/24 ... 6,876 5,099
5775559.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,137 3,016
5775609.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,388 2,270
5775623.SQ.FTS.B, Zero Cpn, 2/05/24 ... 83,051 73,005
5776756.SQ.FTS.B, Zero Cpn, 2/05/24 ... 32,248 30,633
5777081.SQ.FTS.B, Zero Cpn, 2/05/24 ... 17,129 16,425
5777274.SQ.FTS.B, Zero Cpn, 2/05/24 ... 446 434
5777289.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,380 3,096

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5777318.SQ.FTS.B, Zero Cpn, 2/05/24 ... $ 45,294 $ 41,145
5777772.SQ.FTS.B, Zero Cpn, 2/05/24 ... 11,996 9,625
5777875.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,483 1,417
5777894.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,133 1,862
5777925.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,416 3,257
5777970.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,414 3,280
5777989.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,931 3,431
5778008.SQ.FTS.B, Zero Cpn, 2/05/24 ... 13,912 13,190
5778129.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,633 2,505
5778142.SQ.FTS.B, Zero Cpn, 2/05/24 ... 10,347 9,030
5778271.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,416 1,309
5778275.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,989 4,618
5778300.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,708 3,259
5778323.SQ.FTS.B, Zero Cpn, 2/05/24 ... 355 344
5778327.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,670 4,167
5778386.SQ.FTS.B, Zero Cpn, 2/05/24 ... 7,437 6,680
5778432.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,621 3,409
5778511.SQ.FTS.B, Zero Cpn, 2/05/24 ... 15,713 14,913
5778760.SQ.FTS.B, Zero Cpn, 2/05/24 ... 684 581
5778771.SQ.FTS.B, Zero Cpn, 2/05/24 ... 9,403 8,777
5778873.SQ.FTS.B, Zero Cpn, 2/05/24 ... 7,336 5,886
5778936.SQ.FTS.B, Zero Cpn, 2/05/24 ... 11,234 7,461
5779041.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,403 3,204
5779079.SQ.FTS.B, Zero Cpn, 2/05/24 ... 13,515 12,916
5779208.SQ.FTS.B, Zero Cpn, 2/06/24 ... 6,775 6,416
5779255.SQ.FTS.B, Zero Cpn, 2/06/24 ... 11,652 11,185
5779366.SQ.FTS.B, Zero Cpn, 2/06/24 ... 7,870 7,482
5779419.SQ.FTS.B, Zero Cpn, 2/06/24 ... 8,057 7,594
5779479.SQ.FTS.B, Zero Cpn, 2/06/24 ... 2,071 1,995
5779502.SQ.FTS.B, Zero Cpn, 2/06/24 ... 28,257 27,098
5779774.SQ.FTS.B, Zero Cpn, 2/06/24 ... 1,150 1,014
5779789.SQ.FTS.B, Zero Cpn, 2/06/24 ... 933 887
5779794.SQ.FTS.B, Zero Cpn, 2/06/24 ... 10,030 9,505
5779893.SQ.FTS.B, Zero Cpn, 2/06/24 ... 23,029 21,589
5780063.SQ.FTS.B, Zero Cpn, 2/07/24 ... 3,424 2,072
5780094.SQ.FTS.B, Zero Cpn, 2/07/24 ... 990 953
5780103.SQ.FTS.B, Zero Cpn, 2/07/24 ... 8,826 8,461
5780237.SQ.FTS.B, Zero Cpn, 2/07/24 ... 3,092 2,868
5780263.SQ.FTS.B, Zero Cpn, 2/07/24 ... 12,346 11,599
5780388.SQ.FTS.B, Zero Cpn, 2/07/24 ... 3,374 3,211
5780415.SQ.FTS.B, Zero Cpn, 2/07/24 ... 6,902 6,617
5780470.SQ.FTS.B, Zero Cpn, 2/07/24 ... 1,975 1,823
5780501.SQ.FTS.B, Zero Cpn, 2/07/24 ... 19,212 17,763
5780663.SQ.FTS.B, Zero Cpn, 2/07/24 ... 3,266 3,094
5780683.SQ.FTS.B, Zero Cpn, 2/07/24 ... 1,170 1,049
5781048.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,700 1,640
5781117.SQ.FTS.B, Zero Cpn, 2/08/24 ... 704 667
5781142.SQ.FTS.B, Zero Cpn, 2/08/24 ... 12,838 10,943
5781403.SQ.FTS.B, Zero Cpn, 2/08/24 ... 3,048 2,896
5781505.SQ.FTS.B, Zero Cpn, 2/08/24 ... 5,690 5,455
5781701.SQ.FTS.B, Zero Cpn, 2/08/24 ... 9,002 8,467
5781951.SQ.FTS.B, Zero Cpn, 2/08/24 ... 5,193 4,888
5782060.SQ.FTS.B, Zero Cpn, 2/08/24 ... 18,040 16,548
5782272.SQ.FTS.B, Zero Cpn, 2/08/24 ... 4,535 4,383
5782395.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,265 1,221
5782431.SQ.FTS.B, Zero Cpn, 2/08/24 ... 2,023 1,956
5782499.SQ.FTS.B, Zero Cpn, 2/08/24 ... 5,820 5,559
5783238.SQ.FTS.B, Zero Cpn, 2/08/24 ... 483 463
Description
Principal
Amount Value
Block, Inc. (continued)
5783248.SQ.FTS.B, Zero Cpn, 2/08/24 ... $ 4,200 $ 4,027
5783310.SQ.FTS.B, Zero Cpn, 2/08/24 ... 4,263 4,011
5783381.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,745 1,492
5783398.SQ.FTS.B, Zero Cpn, 2/08/24 ... 5,863 4,670
5783477.SQ.FTS.B, Zero Cpn, 2/08/24 ... 2,951 2,269
5783491.SQ.FTS.B, Zero Cpn, 2/08/24 ... 2,987 2,771
5783515.SQ.FTS.B, Zero Cpn, 2/08/24 ... 2,325 2,219
5783554.SQ.FTS.B, Zero Cpn, 2/08/24 ... 2,006 1,837
5783602.SQ.FTS.B, Zero Cpn, 2/08/24 ... 37,597 36,042
5784296.SQ.FTS.B, Zero Cpn, 2/08/24 ... 448 434
5784327.SQ.FTS.B, Zero Cpn, 2/08/24 ... 11,055 10,597
5784773.SQ.FTS.B, Zero Cpn, 2/09/24 ... 6,285 5,450
5784874.SQ.FTS.B, Zero Cpn, 2/09/24 ... 4,164 3,858
5784912.SQ.FTS.B, Zero Cpn, 2/09/24 ... 7,274 6,902
5785220.SQ.FTS.B, Zero Cpn, 2/09/24 ... 698 672
5785243.SQ.FTS.B, Zero Cpn, 2/09/24 ... 8,826 8,459
5785593.SQ.FTS.B, Zero Cpn, 2/09/24 ... 4,562 4,374
5785803.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,423 3,282
5786043.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,545 1,364
5786113.SQ.FTS.B, Zero Cpn, 2/09/24 ... 16,250 15,575
5786523.SQ.FTS.B, Zero Cpn, 2/09/24 ... 17,015 16,011
5786875.SQ.FTS.B, Zero Cpn, 2/09/24 ... 816 786
5786901.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,576 3,430
5786975.SQ.FTS.B, Zero Cpn, 2/09/24 ... 884 852
5786990.SQ.FTS.B, Zero Cpn, 2/09/24 ... 12,295 11,807
5787218.SQ.FTS.B, Zero Cpn, 2/09/24 ... 7,816 7,295
5787273.SQ.FTS.B, Zero Cpn, 2/09/24 ... 335 311
5787282.SQ.FTS.B, Zero Cpn, 2/09/24 ... 5,007 4,763
5787318.SQ.FTS.B, Zero Cpn, 2/09/24 ... 2,718 2,567
5787363.SQ.FTS.B, Zero Cpn, 2/09/24 ... 7,556 7,096
5787444.SQ.FTS.B, Zero Cpn, 2/09/24 ... 7,291 6,938
5787643.SQ.FTS.B, Zero Cpn, 2/09/24 ... 60,933 57,255
5788546.SQ.FTS.B, Zero Cpn, 2/09/24 ... 5,107 4,683
5788576.SQ.FTS.B, Zero Cpn, 2/09/24 ... 5,102 4,886
5788637.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,343 1,306
5788699.SQ.FTS.B, Zero Cpn, 2/09/24 ... 2,120 2,032
5788750.SQ.FTS.B, Zero Cpn, 2/09/24 ... 16,520 15,516
5788894.SQ.FTS.B, Zero Cpn, 2/09/24 ... 7,345 6,970
5788936.SQ.FTS.B, Zero Cpn, 2/09/24 ... 858 815
5788939.SQ.FTS.B, Zero Cpn, 2/09/24 ... 10,931 10,244
5789111.SQ.FTS.B, Zero Cpn, 2/09/24 ... 14,953 13,703
5789241.SQ.FTS.B, Zero Cpn, 2/09/24 ... 36,991 35,456
5789584.SQ.FTS.B, Zero Cpn, 2/09/24 ... 11,373 10,913
5789861.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,138 1,024
5789885.SQ.FTS.B, Zero Cpn, 2/09/24 ... 607 559
5789889.SQ.FTS.B, Zero Cpn, 2/09/24 ... 13,170 12,571
5790020.SQ.FTS.B, Zero Cpn, 2/09/24 ... 4,620 4,395
5790170.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,992 2,815
5790218.SQ.FTS.B, Zero Cpn, 2/10/24 ... 8,457 7,700
5790293.SQ.FTS.B, Zero Cpn, 2/10/24 ... 6,533 6,153
5790315.SQ.FTS.B, Zero Cpn, 2/10/24 ... 567 547
5790337.SQ.FTS.B, Zero Cpn, 2/10/24 ... 33,665 31,934
5790812.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,709 2,436
5790851.SQ.FTS.B, Zero Cpn, 2/10/24 ... 7,484 7,120
5791057.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,453 1,347
5791104.SQ.FTS.B, Zero Cpn, 2/10/24 ... 491 467
5791127.SQ.FTS.B, Zero Cpn, 2/10/24 ... 13,269 12,598
5791543.SQ.FTS.B, Zero Cpn, 2/10/24 ... 4,980 4,774

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5791689.SQ.FTS.B, Zero Cpn, 2/10/24 ... $ 2,851 $ 2,595
5791778.SQ.FTS.B, Zero Cpn, 2/10/24 ... 5,737 5,478
5792518.SQ.FTS.B, Zero Cpn, 2/10/24 ... 16,456 12,348
5793338.SQ.FTS.B, Zero Cpn, 2/10/24 ... 37,023 35,548
5794983.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,911 2,709
5795007.SQ.FTS.B, Zero Cpn, 2/10/24 ... 11,037 9,577
5795161.SQ.FTS.B, Zero Cpn, 2/10/24 ... 10,136 9,721
5795364.SQ.FTS.B, Zero Cpn, 2/10/24 ... 8,717 8,251
5795513.SQ.FTS.B, Zero Cpn, 2/10/24 ... 4,259 4,077
5795663.SQ.FTS.B, Zero Cpn, 2/10/24 ... 13,811 13,075
5795900.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,824 2,693
5795967.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,009 968
5796001.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,469 1,126
5796148.SQ.FTS.B, Zero Cpn, 2/10/24 ... 66,282 62,886
5796718.SQ.FTS.B, Zero Cpn, 2/10/24 ... 40,056 37,046
5796986.SQ.FTS.B, Zero Cpn, 2/10/24 ... 4,551 4,282
5797039.SQ.FTS.B, Zero Cpn, 2/10/24 ... 5,384 5,194
5797129.SQ.FTS.B, Zero Cpn, 2/10/24 ... 3,923 3,685
5801829.SQ.FTS.B, Zero Cpn, 2/11/24 ... 7,192 6,890
5801956.SQ.FTS.B, Zero Cpn, 2/11/24 ... 20,992 20,054
5802221.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,852 1,736
5802241.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,697 3,532
5802326.SQ.FTS.B, Zero Cpn, 2/11/24 ... 8,186 7,669
5802478.SQ.FTS.B, Zero Cpn, 2/11/24 ... 8,740 7,590
5802575.SQ.FTS.B, Zero Cpn, 2/11/24 ... 13,108 12,347
5803202.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,462 2,312
5803237.SQ.FTS.B, Zero Cpn, 2/11/24 ... 12,332 11,420
5803548.SQ.FTS.B, Zero Cpn, 2/11/24 ... 721 682
5803583.SQ.FTS.B, Zero Cpn, 2/11/24 ... 12,097 11,390
5803823.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,013 1,889
5803881.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,291 2,196
5803935.SQ.FTS.B, Zero Cpn, 2/11/24 ... 6,265 5,998
5804004.SQ.FTS.B, Zero Cpn, 2/11/24 ... 4,869 4,686
5804241.SQ.FTS.B, Zero Cpn, 2/11/24 ... 4,413 4,228
5804364.SQ.FTS.B, Zero Cpn, 2/11/24 ... 16,813 15,778
5804789.SQ.FTS.B, Zero Cpn, 2/11/24 ... 13,840 13,221
5804981.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,725 1,575
5805008.SQ.FTS.B, Zero Cpn, 2/11/24 ... 5,061 4,790
5805076.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,282 1,170
5805083.SQ.FTS.B, Zero Cpn, 2/11/24 ... 8,131 7,748
5805153.SQ.FTS.B, Zero Cpn, 2/11/24 ... 8,988 8,420
5805207.SQ.FTS.B, Zero Cpn, 2/11/24 ... 902 756
5805217.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,629 3,470
5805258.SQ.FTS.B, Zero Cpn, 2/11/24 ... 11,641 10,282
5805417.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,365 2,260
5805437.SQ.FTS.B, Zero Cpn, 2/11/24 ... 14,231 13,632
5805763.SQ.FTS.B, Zero Cpn, 2/11/24 ... 42,173 39,886
5806252.SQ.FTS.B, Zero Cpn, 2/11/24 ... 5,500 4,704
5806298.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,647 3,423
5806339.SQ.FTS.B, Zero Cpn, 2/11/24 ... 7,473 7,106
5806427.SQ.FTS.B, Zero Cpn, 2/11/24 ... 22,259 20,902
5806688.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,715 2,609
5806712.SQ.FTS.B, Zero Cpn, 2/11/24 ... 8,256 7,788
5806804.SQ.FTS.B, Zero Cpn, 2/11/24 ... 36,647 35,037
5807056.SQ.FTS.B, Zero Cpn, 2/12/24 ... 5,582 4,936
5807111.SQ.FTS.B, Zero Cpn, 2/12/24 ... 11,513 10,968
5807168.SQ.FTS.B, Zero Cpn, 2/12/24 ... 2,313 2,215
5807205.SQ.FTS.B, Zero Cpn, 2/12/24 ... 34,689 33,230
Description
Principal
Amount Value
Block, Inc. (continued)
5807888.SQ.FTS.B, Zero Cpn, 2/12/24 ... $ 13,454 $ 12,352
5808714.SQ.FTS.B, Zero Cpn, 2/12/24 ... 4,394 4,209
5809201.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,586 1,374
5809262.SQ.FTS.B, Zero Cpn, 2/12/24 ... 7,615 7,208
5809584.SQ.FTS.B, Zero Cpn, 2/12/24 ... 7,725 7,340
5809950.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,819 1,721
5810040.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,678 1,554
5810099.SQ.FTS.B, Zero Cpn, 2/12/24 ... 11,169 10,411
5810334.SQ.FTS.B, Zero Cpn, 2/12/24 ... 7,018 6,675
5810480.SQ.FTS.B, Zero Cpn, 2/12/24 ... 8,763 8,124
5810761.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,763 3,602
5810852.SQ.FTS.B, Zero Cpn, 2/12/24 ... 5,926 5,681
5810977.SQ.FTS.B, Zero Cpn, 2/12/24 ... 4,154 3,949
5811083.SQ.FTS.B, Zero Cpn, 2/12/24 ... 27,836 26,385
5811386.SQ.FTS.B, Zero Cpn, 2/12/24 ... 46,434 37,768
5812068.SQ.FTS.B, Zero Cpn, 2/12/24 ... 16,158 14,581
5812223.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,755 1,503
5812232.SQ.FTS.B, Zero Cpn, 2/12/24 ... 57,097 54,285
5812636.SQ.FTS.B, Zero Cpn, 2/12/24 ... 504 482
5812645.SQ.FTS.B, Zero Cpn, 2/12/24 ... 22,345 19,141
5812804.SQ.FTS.B, Zero Cpn, 2/12/24 ... 4,935 4,629
5812884.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,969 1,822
5812918.SQ.FTS.B, Zero Cpn, 2/12/24 ... 4,709 4,527
5813145.SQ.FTS.B, Zero Cpn, 2/12/24 ... 744 724
5813184.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,676 1,262
5813190.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,485 3,354
5813253.SQ.FTS.B, Zero Cpn, 2/12/24 ... 11,227 9,098
5813310.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,128 949
5813328.SQ.FTS.B, Zero Cpn, 2/13/24 ... 3,496 3,323
5813372.SQ.FTS.B, Zero Cpn, 2/13/24 ... 3,989 3,800
5813432.SQ.FTS.B, Zero Cpn, 2/13/24 ... 3,644 3,475
5813462.SQ.FTS.B, Zero Cpn, 2/13/24 ... 3,243 3,036
5813478.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,045 991
5813492.SQ.FTS.B, Zero Cpn, 2/13/24 ... 10,702 9,160
5813600.SQ.FTS.B, Zero Cpn, 2/13/24 ... 4,135 3,921
5813649.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,884 1,804
5813659.SQ.FTS.B, Zero Cpn, 2/13/24 ... 929 890
5813668.SQ.FTS.B, Zero Cpn, 2/13/24 ... 2,569 2,416
5813707.SQ.FTS.B, Zero Cpn, 2/13/24 ... 30,803 28,964
5814005.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,177 1,020
5814016.SQ.FTS.B, Zero Cpn, 2/13/24 ... 7,573 5,723
5814092.SQ.FTS.B, Zero Cpn, 2/14/24 ... 1,533 1,476
5814123.SQ.FTS.B, Zero Cpn, 2/14/24 ... 6,034 5,535
5814180.SQ.FTS.B, Zero Cpn, 2/14/24 ... 9,653 9,091
5814299.SQ.FTS.B, Zero Cpn, 2/14/24 ... 2,063 1,948
5814316.SQ.FTS.B, Zero Cpn, 2/14/24 ... 856 830
5814332.SQ.FTS.B, Zero Cpn, 2/14/24 ... 1,198 1,081
5814351.SQ.FTS.B, Zero Cpn, 2/14/24 ... 2,877 2,717
5814372.SQ.FTS.B, Zero Cpn, 2/14/24 ... 1,928 1,855
5814411.SQ.FTS.B, Zero Cpn, 2/14/24 ... 15,896 15,101
5814576.SQ.FTS.B, Zero Cpn, 2/14/24 ... 3,914 3,749
5814610.SQ.FTS.B, Zero Cpn, 2/14/24 ... 9,148 8,728
5814701.SQ.FTS.B, Zero Cpn, 2/14/24 ... 2,330 2,232
5814719.SQ.FTS.B, Zero Cpn, 2/14/24 ... 20,089 18,058
5815259.SQ.FTS.B, Zero Cpn, 2/15/24 ... 7,917 7,457
5815447.SQ.FTS.B, Zero Cpn, 2/15/24 ... 11,433 10,153
5815722.SQ.FTS.B, Zero Cpn, 2/15/24 ... 9,547 8,058
5816538.SQ.FTS.B, Zero Cpn, 2/15/24 ... 8,447 8,106

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5816703.SQ.FTS.B, Zero Cpn, 2/15/24 ... $ 5,779 $ 5,547
5816754.SQ.FTS.B, Zero Cpn, 2/15/24 ... 5,297 5,075
5816820.SQ.FTS.B, Zero Cpn, 2/15/24 ... 2,915 2,801
5816836.SQ.FTS.B, Zero Cpn, 2/15/24 ... 3,666 3,536
5816924.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,118 788
5816945.SQ.FTS.B, Zero Cpn, 2/15/24 ... 13,323 12,155
5817070.SQ.FTS.B, Zero Cpn, 2/15/24 ... 32,474 29,612
5817474.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,747 1,549
5817500.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,529 1,469
5817531.SQ.FTS.B, Zero Cpn, 2/15/24 ... 389 369
5817543.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,435 1,382
5817555.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,340 1,296
5817592.SQ.FTS.B, Zero Cpn, 2/15/24 ... 6,304 5,701
5817665.SQ.FTS.B, Zero Cpn, 2/15/24 ... 23,498 22,096
5817938.SQ.FTS.B, Zero Cpn, 2/15/24 ... 666 645
5817963.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,551 1,488
5818002.SQ.FTS.B, Zero Cpn, 2/15/24 ... 13,601 12,882
5818230.SQ.FTS.B, Zero Cpn, 2/15/24 ... 2,874 2,622
5818388.SQ.FTS.B, Zero Cpn, 2/15/24 ... 2,701 2,461
5818415.SQ.FTS.B, Zero Cpn, 2/15/24 ... 714 669
5818433.SQ.FTS.B, Zero Cpn, 2/15/24 ... 12,323 11,716
5818601.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,645 1,569
5818622.SQ.FTS.B, Zero Cpn, 2/15/24 ... 5,002 4,766
5818664.SQ.FTS.B, Zero Cpn, 2/15/24 ... 2,618 2,506
5818711.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,185 2,078
5818737.SQ.FTS.B, Zero Cpn, 2/16/24 ... 36,398 34,028
5819040.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,915 1,821
5819067.SQ.FTS.B, Zero Cpn, 2/16/24 ... 238 228
5819068.SQ.FTS.B, Zero Cpn, 2/16/24 ... 7,771 7,015
5819129.SQ.FTS.B, Zero Cpn, 2/16/24 ... 5,707 5,386
5819187.SQ.FTS.B, Zero Cpn, 2/16/24 ... 4,707 4,235
5819214.SQ.FTS.B, Zero Cpn, 2/16/24 ... 7,335 6,973
5819322.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,047 943
5819327.SQ.FTS.B, Zero Cpn, 2/16/24 ... 4,351 4,034
5819453.SQ.FTS.B, Zero Cpn, 2/16/24 ... 5,518 5,274
5819558.SQ.FTS.B, Zero Cpn, 2/16/24 ... 4,087 3,914
5819614.SQ.FTS.B, Zero Cpn, 2/16/24 ... 6,268 6,002
5819671.SQ.FTS.B, Zero Cpn, 2/16/24 ... 5,355 5,145
5819764.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,664 1,449
5819783.SQ.FTS.B, Zero Cpn, 2/16/24 ... 58,038 54,655
5820456.SQ.FTS.B, Zero Cpn, 2/16/24 ... 3,370 3,231
5820490.SQ.FTS.B, Zero Cpn, 2/16/24 ... 3,999 3,830
5820518.SQ.FTS.B, Zero Cpn, 2/16/24 ... 458 438
5820530.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,903 1,827
5820539.SQ.FTS.B, Zero Cpn, 2/16/24 ... 3,587 3,433
5820595.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,011 943
5820598.SQ.FTS.B, Zero Cpn, 2/16/24 ... 8,479 8,149
5820702.SQ.FTS.B, Zero Cpn, 2/16/24 ... 22,284 20,092
5820941.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,928 1,836
5820960.SQ.FTS.B, Zero Cpn, 2/16/24 ... 658 628
5820969.SQ.FTS.B, Zero Cpn, 2/16/24 ... 818 748
5820980.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,429 1,247
5821035.SQ.FTS.B, Zero Cpn, 2/16/24 ... 11,588 11,016
5821105.SQ.FTS.B, Zero Cpn, 2/16/24 ... 8,743 8,323
5821163.SQ.FTS.B, Zero Cpn, 2/16/24 ... 11,147 10,561
5821330.SQ.FTS.B, Zero Cpn, 2/16/24 ... 4,396 4,182
5821405.SQ.FTS.B, Zero Cpn, 2/16/24 ... 6,688 6,393
5821479.SQ.FTS.B, Zero Cpn, 2/16/24 ... 17,016 16,176
Description
Principal
Amount Value
Block, Inc. (continued)
5821715.SQ.FTS.B, Zero Cpn, 2/16/24 ... $ 18,188 $ 17,285
5821898.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,753 1,674
5821925.SQ.FTS.B, Zero Cpn, 2/16/24 ... 11,091 10,667
5822008.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,299 2,181
5822026.SQ.FTS.B, Zero Cpn, 2/16/24 ... 3,403 3,258
5822054.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,756 2,639
5822090.SQ.FTS.B, Zero Cpn, 2/16/24 ... 6,751 6,461
5822138.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,281 1,228
5822160.SQ.FTS.B, Zero Cpn, 2/17/24 ... 4,048 3,869
5822182.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,386 1,347
5822219.SQ.FTS.B, Zero Cpn, 2/17/24 ... 9,204 8,586
5822270.SQ.FTS.B, Zero Cpn, 2/17/24 ... 2,519 2,385
5822284.SQ.FTS.B, Zero Cpn, 2/17/24 ... 12,154 11,622
5822407.SQ.FTS.B, Zero Cpn, 2/17/24 ... 4,046 3,268
5822414.SQ.FTS.B, Zero Cpn, 2/17/24 ... 2,119 2,032
5822447.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,528 3,357
5822462.SQ.FTS.B, Zero Cpn, 2/17/24 ... 5,695 5,409
5822516.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,260 1,218
5822553.SQ.FTS.B, Zero Cpn, 2/17/24 ... 5,249 4,639
5822628.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,281 1,169
5822641.SQ.FTS.B, Zero Cpn, 2/17/24 ... 10,488 10,035
5822817.SQ.FTS.B, Zero Cpn, 2/17/24 ... 15,249 14,462
5823030.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,994 1,817
5823058.SQ.FTS.B, Zero Cpn, 2/17/24 ... 175 170
5823064.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,055 1,013
5823084.SQ.FTS.B, Zero Cpn, 2/17/24 ... 4,317 4,118
5823133.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,575 3,398
5823175.SQ.FTS.B, Zero Cpn, 2/17/24 ... 10,217 9,776
5823257.SQ.FTS.B, Zero Cpn, 2/17/24 ... 691 657
5823261.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,362 1,311
5823283.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,864 1,770
5823292.SQ.FTS.B, Zero Cpn, 2/17/24 ... 5,155 4,938
5823345.SQ.FTS.B, Zero Cpn, 2/17/24 ... 2,027 1,701
5823355.SQ.FTS.B, Zero Cpn, 2/17/24 ... 7,136 6,842
5823490.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,697 1,605
5823515.SQ.FTS.B, Zero Cpn, 2/17/24 ... 2,996 2,838
5823553.SQ.FTS.B, Zero Cpn, 2/17/24 ... 6,450 5,923
5823613.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,272 2,851
5823640.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,106 2,955
5823665.SQ.FTS.B, Zero Cpn, 2/17/24 ... 4,285 4,104
5823710.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,615 2,832
5823731.SQ.FTS.B, Zero Cpn, 2/17/24 ... 82,036 78,559
5824287.SQ.FTS.B, Zero Cpn, 2/17/24 ... 21,258 20,355
5824501.SQ.FTS.B, Zero Cpn, 2/17/24 ... 19,427 18,403
5824742.SQ.FTS.B, Zero Cpn, 2/17/24 ... 4,853 4,585
5824775.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,259 1,214
5824788.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,568 3,413
5824813.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,973 3,804
5824880.SQ.FTS.B, Zero Cpn, 2/17/24 ... 15,608 14,629
5825002.SQ.FTS.B, Zero Cpn, 2/17/24 ... 35,998 29,364
5825354.SQ.FTS.B, Zero Cpn, 2/17/24 ... 5,529 4,300
5827264.SQ.FTS.B, Zero Cpn, 2/18/24 ... 5,197 4,902
5827314.SQ.FTS.B, Zero Cpn, 2/18/24 ... 13,937 13,329
5827424.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,657 3,437
5827480.SQ.FTS.B, Zero Cpn, 2/18/24 ... 9,681 9,197
5827616.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,472 7,152
5827733.SQ.FTS.B, Zero Cpn, 2/18/24 ... 9,504 8,001
5827842.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,668 5,365

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5827914.SQ.FTS.B, Zero Cpn, 2/18/24 ... $ 13,860 $ 12,986
5828109.SQ.FTS.B, Zero Cpn, 2/18/24 ... 5,126 4,517
5828179.SQ.FTS.B, Zero Cpn, 2/18/24 ... 8,195 7,861
5828279.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,922 3,716
5828372.SQ.FTS.B, Zero Cpn, 2/18/24 ... 718 697
5828406.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,733 1,565
5828435.SQ.FTS.B, Zero Cpn, 2/18/24 ... 8,640 8,024
5828601.SQ.FTS.B, Zero Cpn, 2/18/24 ... 13,358 12,079
5828743.SQ.FTS.B, Zero Cpn, 2/18/24 ... 922 847
5828754.SQ.FTS.B, Zero Cpn, 2/18/24 ... 21,525 18,768
5828896.SQ.FTS.B, Zero Cpn, 2/18/24 ... 6,800 6,138
5828926.SQ.FTS.B, Zero Cpn, 2/18/24 ... 23,752 22,434
5829214.SQ.FTS.B, Zero Cpn, 2/18/24 ... 647 623
5829221.SQ.FTS.B, Zero Cpn, 2/18/24 ... 15,183 14,502
5829358.SQ.FTS.B, Zero Cpn, 2/18/24 ... 12,253 11,641
5829566.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,719 3,486
5829638.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,765 3,489
5829709.SQ.FTS.B, Zero Cpn, 2/18/24 ... 22,882 21,770
5830037.SQ.FTS.B, Zero Cpn, 2/18/24 ... 9,100 8,646
5830068.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,193 3,066
5830080.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,973 1,667
5830094.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,709 1,658
5830122.SQ.FTS.B, Zero Cpn, 2/18/24 ... 25,019 23,802
5830253.SQ.FTS.B, Zero Cpn, 2/18/24 ... 10,340 9,698
5830300.SQ.FTS.B, Zero Cpn, 2/18/24 ... 24,361 23,131
5830439.SQ.FTS.B, Zero Cpn, 2/18/24 ... 604 545
5830440.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,923 3,456
5830453.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,071 1,975
5830467.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,977 3,693
5830483.SQ.FTS.B, Zero Cpn, 2/18/24 ... 8,558 8,130
5830547.SQ.FTS.B, Zero Cpn, 2/18/24 ... 18,970 17,143
5830672.SQ.FTS.B, Zero Cpn, 2/18/24 ... 12,485 11,907
5830986.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,210 1,155
5831025.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,092 2,527
5831104.SQ.FTS.B, Zero Cpn, 2/19/24 ... 737 518
5831122.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,218 2,123
5831192.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,861 2,632
5831264.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,164 1,093
5831291.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,360 2,259
5831389.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,059 2,890
5831441.SQ.FTS.B, Zero Cpn, 2/19/24 ... 5,248 4,934
5831563.SQ.FTS.B, Zero Cpn, 2/19/24 ... 11,051 9,993
5831743.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,366 1,306
5831778.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,154 1,094
5831833.SQ.FTS.B, Zero Cpn, 2/19/24 ... 5,299 5,034
5831954.SQ.FTS.B, Zero Cpn, 2/19/24 ... 11,610 10,838
5832115.SQ.FTS.B, Zero Cpn, 2/19/24 ... 7,894 7,257
5832187.SQ.FTS.B, Zero Cpn, 2/19/24 ... 435 420
5832199.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,552 1,450
5832209.SQ.FTS.B, Zero Cpn, 2/19/24 ... 26,729 23,025
5832397.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,284 3,087
5832405.SQ.FTS.B, Zero Cpn, 2/19/24 ... 839 743
5832412.SQ.FTS.B, Zero Cpn, 2/19/24 ... 24,608 23,449
5832576.SQ.FTS.B, Zero Cpn, 2/19/24 ... 511 467
5832587.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,698 1,558
5832609.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,005 2,841
5832633.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,254 1,213
5832671.SQ.FTS.B, Zero Cpn, 2/19/24 ... 8,653 8,228
Description
Principal
Amount Value
Block, Inc. (continued)
5832768.SQ.FTS.B, Zero Cpn, 2/19/24 ... $ 2,706 $ 2,575
5832837.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,323 2,124
5832873.SQ.FTS.B, Zero Cpn, 2/19/24 ... 13,141 12,477
5832969.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,497 3,344
5833003.SQ.FTS.B, Zero Cpn, 2/19/24 ... 30,667 29,351
5833299.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,089 2,935
5833321.SQ.FTS.B, Zero Cpn, 2/19/24 ... 6,764 6,447
5833390.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,049 1,017
5833408.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,072 1,941
5833417.SQ.FTS.B, Zero Cpn, 2/19/24 ... 22,501 21,279
5833530.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,397 4,189
5833543.SQ.FTS.B, Zero Cpn, 2/19/24 ... 5,145 4,906
5833560.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,307 3,169
5833580.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,020 992
5833598.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,537 2,429
5833602.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,516 1,465
5833615.SQ.FTS.B, Zero Cpn, 2/19/24 ... 9,522 7,790
5833657.SQ.FTS.B, Zero Cpn, 2/19/24 ... 8,577 8,148
5833696.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,280 1,236
5833703.SQ.FTS.B, Zero Cpn, 2/19/24 ... 19,093 17,850
5833785.SQ.FTS.B, Zero Cpn, 2/19/24 ... 33,783 31,949
5833961.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,085 948
5833962.SQ.FTS.B, Zero Cpn, 2/19/24 ... 5,909 5,592
5833982.SQ.FTS.B, Zero Cpn, 2/19/24 ... 10,066 9,410
5834028.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,131 988
5834044.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,136 3,830
5834072.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,819 4,619
5834294.SQ.FTS.B, Zero Cpn, 2/20/24 ... 2,997 2,588
5834318.SQ.FTS.B, Zero Cpn, 2/20/24 ... 8,782 8,325
5834370.SQ.FTS.B, Zero Cpn, 2/20/24 ... 2,408 2,318
5834391.SQ.FTS.B, Zero Cpn, 2/20/24 ... 2,441 2,344
5834411.SQ.FTS.B, Zero Cpn, 2/20/24 ... 10,266 9,778
5834476.SQ.FTS.B, Zero Cpn, 2/20/24 ... 5,948 5,641
5834520.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,137 1,076
5834526.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,566 1,470
5834539.SQ.FTS.B, Zero Cpn, 2/20/24 ... 6,014 5,755
5834585.SQ.FTS.B, Zero Cpn, 2/20/24 ... 5,483 5,097
5834630.SQ.FTS.B, Zero Cpn, 2/20/24 ... 16,548 13,613
5834744.SQ.FTS.B, Zero Cpn, 2/20/24 ... 3,106 2,769
5834761.SQ.FTS.B, Zero Cpn, 2/20/24 ... 35,818 33,190
5834939.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,660 1,572
5834951.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,120 1,061
5834960.SQ.FTS.B, Zero Cpn, 2/20/24 ... 19,140 18,185
5835079.SQ.FTS.B, Zero Cpn, 2/20/24 ... 713 643
5835081.SQ.FTS.B, Zero Cpn, 2/20/24 ... 8,006 7,662
5835114.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,847 1,767
5835132.SQ.FTS.B, Zero Cpn, 2/20/24 ... 4,151 3,945
5835175.SQ.FTS.B, Zero Cpn, 2/20/24 ... 4,508 4,282
5835205.SQ.FTS.B, Zero Cpn, 2/20/24 ... 6,423 5,909
5835254.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,547 1,472
5835271.SQ.FTS.B, Zero Cpn, 2/21/24 ... 488 462
5835279.SQ.FTS.B, Zero Cpn, 2/21/24 ... 3,555 3,273
5835313.SQ.FTS.B, Zero Cpn, 2/21/24 ... 14,793 13,619
5835408.SQ.FTS.B, Zero Cpn, 2/21/24 ... 4,456 4,280
5835452.SQ.FTS.B, Zero Cpn, 2/21/24 ... 34,269 26,338
5835728.SQ.FTS.B, Zero Cpn, 2/21/24 ... 9,070 8,679
5836016.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,810 2,461
5836083.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,315 1,253

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5836112.SQ.FTS.B, Zero Cpn, 2/22/24 ... $ 1,110 $ 1,068
5836225.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,942 2,488
5836301.SQ.FTS.B, Zero Cpn, 2/22/24 ... 683 650
5836315.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,822 1,703
5836386.SQ.FTS.B, Zero Cpn, 2/22/24 ... 4,093 3,880
5836564.SQ.FTS.B, Zero Cpn, 2/22/24 ... 3,079 2,805
5836673.SQ.FTS.B, Zero Cpn, 2/22/24 ... 3,994 3,815
5836764.SQ.FTS.B, Zero Cpn, 2/22/24 ... 5,142 4,964
5836920.SQ.FTS.B, Zero Cpn, 2/22/24 ... 30,039 27,679
5837211.SQ.FTS.B, Zero Cpn, 2/22/24 ... 3,143 3,009
5837252.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,442 1,038
5837271.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,939 2,812
5837315.SQ.FTS.B, Zero Cpn, 2/22/24 ... 4,547 3,686
5837346.SQ.FTS.B, Zero Cpn, 2/22/24 ... 12,287 11,726
5837477.SQ.FTS.B, Zero Cpn, 2/22/24 ... 5,445 5,147
5837545.SQ.FTS.B, Zero Cpn, 2/22/24 ... 3,772 3,551
5837565.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,366 1,267
5837590.SQ.FTS.B, Zero Cpn, 2/22/24 ... 4,096 3,829
5837662.SQ.FTS.B, Zero Cpn, 2/22/24 ... 5,433 4,696
5837751.SQ.FTS.B, Zero Cpn, 2/22/24 ... 942 893
5837759.SQ.FTS.B, Zero Cpn, 2/22/24 ... 8,523 8,143
5837851.SQ.FTS.B, Zero Cpn, 2/22/24 ... 7,049 6,679
5837933.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,050 865
5837940.SQ.FTS.B, Zero Cpn, 2/22/24 ... 763 722
5837954.SQ.FTS.B, Zero Cpn, 2/22/24 ... 477 460
5837962.SQ.FTS.B, Zero Cpn, 2/22/24 ... 11,480 10,487
5838098.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,133 1,995
5839779.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,872 1,800
5839801.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,586 4,390
5839810.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,193 1,142
5839815.SQ.FTS.B, Zero Cpn, 2/23/24 ... 931 831
5839822.SQ.FTS.B, Zero Cpn, 2/23/24 ... 13,217 12,599
5839910.SQ.FTS.B, Zero Cpn, 2/23/24 ... 6,601 6,311
5839943.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,831 2,710
5839970.SQ.FTS.B, Zero Cpn, 2/23/24 ... 334 323
5839979.SQ.FTS.B, Zero Cpn, 2/23/24 ... 10,603 10,070
5840021.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,353 1,259
5840034.SQ.FTS.B, Zero Cpn, 2/23/24 ... 10,174 9,739
5840093.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,418 2,216
5840108.SQ.FTS.B, Zero Cpn, 2/23/24 ... 33,192 31,586
5840378.SQ.FTS.B, Zero Cpn, 2/23/24 ... 761 730
5840394.SQ.FTS.B, Zero Cpn, 2/23/24 ... 7,735 6,382
5840460.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,304 927
5840490.SQ.FTS.B, Zero Cpn, 2/23/24 ... 718 693
5840501.SQ.FTS.B, Zero Cpn, 2/23/24 ... 9,923 8,596
5840588.SQ.FTS.B, Zero Cpn, 2/23/24 ... 25,912 24,318
5840777.SQ.FTS.B, Zero Cpn, 2/23/24 ... 5,740 5,493
5840821.SQ.FTS.B, Zero Cpn, 2/23/24 ... 6,059 5,348
5840891.SQ.FTS.B, Zero Cpn, 2/23/24 ... 3,442 3,293
5840915.SQ.FTS.B, Zero Cpn, 2/23/24 ... 19,310 18,321
5841007.SQ.FTS.B, Zero Cpn, 2/23/24 ... 3,026 2,866
5841040.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,458 1,385
5841066.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,799 4,592
5841129.SQ.FTS.B, Zero Cpn, 2/23/24 ... 14,244 13,458
5841262.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,415 2,327
5841286.SQ.FTS.B, Zero Cpn, 2/23/24 ... 7,668 7,155
5841336.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,707 1,649
5841359.SQ.FTS.B, Zero Cpn, 2/23/24 ... 20,792 19,893
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5841495.SQ.FTS.B, Zero Cpn, 2/23/24 ... $ 3,775 $ 3,201
5841516.SQ.FTS.B, Zero Cpn, 2/23/24 ... 52,923 50,261
5841824.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,384 2,217
5841858.SQ.FTS.B, Zero Cpn, 2/23/24 ... 349 338
5841864.SQ.FTS.B, Zero Cpn, 2/23/24 ... 611 555
5841881.SQ.FTS.B, Zero Cpn, 2/23/24 ... 3,969 3,546
5841927.SQ.FTS.B, Zero Cpn, 2/23/24 ... 6,963 6,551
5841975.SQ.FTS.B, Zero Cpn, 2/23/24 ... 13,827 12,966
5842048.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,839 2,587
5842056.SQ.FTS.B, Zero Cpn, 2/23/24 ... 7,424 7,104
5842093.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,247 1,736
5842110.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,111 864
5842118.SQ.FTS.B, Zero Cpn, 2/23/24 ... 849 812
5842131.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,687 4,448
5842176.SQ.FTS.B, Zero Cpn, 2/23/24 ... 12,140 11,004
5842330.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,450 2,302
5843371.SQ.FTS.B, Zero Cpn, 2/24/24 ... 6,153 5,845
5843433.SQ.FTS.B, Zero Cpn, 2/24/24 ... 17,754 16,427
5843590.SQ.FTS.B, Zero Cpn, 2/24/24 ... 6,638 6,250
5843657.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,448 1,372
5843713.SQ.FTS.B, Zero Cpn, 2/24/24 ... 8,476 8,060
5843810.SQ.FTS.B, Zero Cpn, 2/24/24 ... 13,223 12,563
5844026.SQ.FTS.B, Zero Cpn, 2/24/24 ... 21,631 20,704
5844243.SQ.FTS.B, Zero Cpn, 2/24/24 ... 10,608 10,152
5844353.SQ.FTS.B, Zero Cpn, 2/24/24 ... 5,888 5,526
5844419.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,600 2,325
5844459.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,513 2,423
5844473.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,767 2,970
5844510.SQ.FTS.B, Zero Cpn, 2/24/24 ... 9,364 8,881
5844567.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,379 1,273
5844575.SQ.FTS.B, Zero Cpn, 2/24/24 ... 8,955 8,580
5844650.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,596 2,442
5844671.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,603 1,432
5844682.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,884 2,732
5844696.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,679 1,613
5844710.SQ.FTS.B, Zero Cpn, 2/24/24 ... 6,423 5,976
5844757.SQ.FTS.B, Zero Cpn, 2/24/24 ... 7,577 7,223
5844795.SQ.FTS.B, Zero Cpn, 2/24/24 ... 11,172 10,362
5844863.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,453 3,215
5844885.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,215 1,127
5844889.SQ.FTS.B, Zero Cpn, 2/24/24 ... 15,745 14,645
5844996.SQ.FTS.B, Zero Cpn, 2/24/24 ... 36,948 35,401
5845295.SQ.FTS.B, Zero Cpn, 2/24/24 ... 166 161
5845304.SQ.FTS.B, Zero Cpn, 2/24/24 ... 947 903
5845312.SQ.FTS.B, Zero Cpn, 2/24/24 ... 677 641
5845320.SQ.FTS.B, Zero Cpn, 2/24/24 ... 4,773 4,490
5845343.SQ.FTS.B, Zero Cpn, 2/24/24 ... 92,849 81,405
5845892.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,051 2,920
5845909.SQ.FTS.B, Zero Cpn, 2/24/24 ... 8,401 7,817
5845971.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,523 2,390
5846004.SQ.FTS.B, Zero Cpn, 2/24/24 ... 8,870 8,290
5846033.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,404 2,300
5846054.SQ.FTS.B, Zero Cpn, 2/24/24 ... 921 857
5846077.SQ.FTS.B, Zero Cpn, 2/24/24 ... 11,705 10,984
5846176.SQ.FTS.B, Zero Cpn, 2/24/24 ... 890 820
5846195.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,133 2,969
5846242.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,644 2,524
5846403.SQ.FTS.B, Zero Cpn, 2/24/24 ... 812 758

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5848226.SQ.FTS.B, Zero Cpn, 2/25/24 ... $ 28,275 $ 26,863
5848551.SQ.FTS.B, Zero Cpn, 2/25/24 ... 18,656 17,633
5848782.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,238 1,179
5848826.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,072 2,847
5848879.SQ.FTS.B, Zero Cpn, 2/25/24 ... 13,684 13,000
5849028.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,277 1,232
5849059.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,744 1,652
5849073.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,657 3,443
5849144.SQ.FTS.B, Zero Cpn, 2/25/24 ... 7,959 7,613
5849234.SQ.FTS.B, Zero Cpn, 2/25/24 ... 6,645 6,211
5849341.SQ.FTS.B, Zero Cpn, 2/25/24 ... 6,217 5,947
5849462.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,999 2,789
5849709.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,916 2,560
5849734.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,055 1,966
5849749.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,566 2,454
5849765.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,008 955
5849779.SQ.FTS.B, Zero Cpn, 2/25/24 ... 7,110 6,588
5849841.SQ.FTS.B, Zero Cpn, 2/25/24 ... 14,093 13,309
5849963.SQ.FTS.B, Zero Cpn, 2/25/24 ... 8,752 8,370
5850000.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,012 968
5850018.SQ.FTS.B, Zero Cpn, 2/25/24 ... 9,070 8,451
5850047.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,836 2,676
5850061.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,854 1,622
5850076.SQ.FTS.B, Zero Cpn, 2/25/24 ... 16,024 15,380
5850145.SQ.FTS.B, Zero Cpn, 2/25/24 ... 20,936 19,458
5850197.SQ.FTS.B, Zero Cpn, 2/25/24 ... 26,026 22,828
5850325.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,204 3,064
5850399.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,548 3,378
5850429.SQ.FTS.B, Zero Cpn, 2/25/24 ... 24,942 21,889
5850739.SQ.FTS.B, Zero Cpn, 2/25/24 ... 10,645 10,077
5850831.SQ.FTS.B, Zero Cpn, 2/25/24 ... 32,540 28,208
5851083.SQ.FTS.B, Zero Cpn, 2/25/24 ... 57,810 53,746
5851477.SQ.FTS.B, Zero Cpn, 2/25/24 ... 762 733
5851486.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,770 3,346
5851510.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,844 2,687
5851522.SQ.FTS.B, Zero Cpn, 2/25/24 ... 814 778
5851604.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,129 1,035
5851616.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,202 1,100
5851647.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,036 1,765
5851797.SQ.FTS.B, Zero Cpn, 2/25/24 ... 952 810
5851850.SQ.FTS.B, Zero Cpn, 2/26/24 ... 11,573 11,052
5851929.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,473 3,687
5851937.SQ.FTS.B, Zero Cpn, 2/26/24 ... 3,267 2,868
5851955.SQ.FTS.B, Zero Cpn, 2/26/24 ... 15,980 14,720
5852027.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,366 1,961
5852051.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,526 2,449
5852087.SQ.FTS.B, Zero Cpn, 2/26/24 ... 12,863 11,909
5852202.SQ.FTS.B, Zero Cpn, 2/26/24 ... 10,088 9,647
5852374.SQ.FTS.B, Zero Cpn, 2/26/24 ... 10,319 9,794
5852521.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,810 4,558
5852610.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,292 966
5852623.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,426 2,307
5852648.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,312 1,242
5852660.SQ.FTS.B, Zero Cpn, 2/26/24 ... 8,238 7,880
5852747.SQ.FTS.B, Zero Cpn, 2/26/24 ... 3,277 3,152
5852786.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,652 2,525
5852828.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,043 1,946
5852840.SQ.FTS.B, Zero Cpn, 2/26/24 ... 7,808 7,465
Description
Principal
Amount Value
Block, Inc. (continued)
5852937.SQ.FTS.B, Zero Cpn, 2/26/24 ... $ 710 $ 589
5852953.SQ.FTS.B, Zero Cpn, 2/26/24 ... 22,138 21,117
5853145.SQ.FTS.B, Zero Cpn, 2/26/24 ... 787 760
5853164.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,828 2,710
5853182.SQ.FTS.B, Zero Cpn, 2/26/24 ... 17,729 16,920
5853262.SQ.FTS.B, Zero Cpn, 2/26/24 ... 11,024 10,240
5853327.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,240 1,174
5853330.SQ.FTS.B, Zero Cpn, 2/26/24 ... 10,826 9,838
5853384.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,610 2,504
5853413.SQ.FTS.B, Zero Cpn, 2/26/24 ... 786 714
5853422.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,792 4,442
5853485.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,142 1,095
5853490.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,953 2,824
5853509.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,195 2,078
5853518.SQ.FTS.B, Zero Cpn, 2/26/24 ... 39,018 34,894
5853694.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,116 3,879
5853740.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,104 1,676
5853750.SQ.FTS.B, Zero Cpn, 2/26/24 ... 15,430 14,519
5853856.SQ.FTS.B, Zero Cpn, 2/26/24 ... 848 754
5853859.SQ.FTS.B, Zero Cpn, 2/26/24 ... 63,558 56,775
5854191.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,003 951
5854209.SQ.FTS.B, Zero Cpn, 2/26/24 ... 871 830
5854219.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,868 5,611
5854247.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,836 1,641
5854254.SQ.FTS.B, Zero Cpn, 2/26/24 ... 6,129 5,857
5854288.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,140 3,824
5854311.SQ.FTS.B, Zero Cpn, 2/26/24 ... 11,804 9,653
5854366.SQ.FTS.B, Zero Cpn, 2/26/24 ... 4,795 4,441
5854386.SQ.FTS.B, Zero Cpn, 2/26/24 ... 10,141 8,377
5854668.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,491 1,365
5855181.SQ.FTS.B, Zero Cpn, 2/27/24 ... 10,618 10,080
5855232.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,187 1,810
5855237.SQ.FTS.B, Zero Cpn, 2/27/24 ... 1,119 1,023
5855240.SQ.FTS.B, Zero Cpn, 2/27/24 ... 14,665 13,885
5855318.SQ.FTS.B, Zero Cpn, 2/27/24 ... 25,785 24,347
5855428.SQ.FTS.B, Zero Cpn, 2/27/24 ... 3,341 3,034
5855442.SQ.FTS.B, Zero Cpn, 2/27/24 ... 12,429 10,546
5855500.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,675 2,486
5855510.SQ.FTS.B, Zero Cpn, 2/27/24 ... 7,947 7,431
5855555.SQ.FTS.B, Zero Cpn, 2/27/24 ... 829 793
5855583.SQ.FTS.B, Zero Cpn, 2/27/24 ... 4,805 4,595
5855611.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,775 2,612
5855634.SQ.FTS.B, Zero Cpn, 2/27/24 ... 30,058 28,045
5855780.SQ.FTS.B, Zero Cpn, 2/27/24 ... 1,024 979
5855789.SQ.FTS.B, Zero Cpn, 2/27/24 ... 9,037 8,265
5855830.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,431 3,994
5855853.SQ.FTS.B, Zero Cpn, 2/28/24 ... 857 730
5855858.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,441 1,922
5855867.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,028 974
5855877.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,445 4,109
5855903.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,498 2,319
5855911.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,323 3,140
5855925.SQ.FTS.B, Zero Cpn, 2/28/24 ... 6,773 5,919
5855966.SQ.FTS.B, Zero Cpn, 2/28/24 ... 11,018 10,556
5856032.SQ.FTS.B, Zero Cpn, 2/28/24 ... 11,862 10,990
5856088.SQ.FTS.B, Zero Cpn, 2/28/24 ... 11,899 11,117
5856144.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,481 1,418
5856151.SQ.FTS.B, Zero Cpn, 2/28/24 ... 5,029 4,733

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5856167.SQ.FTS.B, Zero Cpn, 2/28/24 ... $ 4,807 $ 4,491
5856193.SQ.FTS.B, Zero Cpn, 2/28/24 ... 683 654
5856196.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,346 1,287
5856203.SQ.FTS.B, Zero Cpn, 2/28/24 ... 6,553 6,266
5856236.SQ.FTS.B, Zero Cpn, 2/28/24 ... 22,882 21,864
5856334.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,491 1,441
5856353.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,004 1,906
5856360.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,840 1,231
5856372.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,032 1,766
5856382.SQ.FTS.B, Zero Cpn, 2/28/24 ... 19,472 18,524
5856438.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,579 4,393
5856462.SQ.FTS.B, Zero Cpn, 2/28/24 ... 10,273 9,732
5856498.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,095 1,972
5856508.SQ.FTS.B, Zero Cpn, 2/28/24 ... 9,552 9,114
5856549.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,526 3,371
5856562.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,064 760
5856565.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,851 1,744
5856576.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,918 1,756
5856586.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,046 3,175
5856774.SQ.FTS.B, Zero Cpn, 2/29/24 ... 236 223
5856788.SQ.FTS.B, Zero Cpn, 2/29/24 ... 10,421 9,931
5856954.SQ.FTS.B, Zero Cpn, 2/29/24 ... 825 797
5856978.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,449 6,141
5857039.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,427 3,270
5857087.SQ.FTS.B, Zero Cpn, 2/29/24 ... 12,034 10,780
5857240.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,604 3,419
5857303.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,004 1,916
5857392.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,786 5,474
5857475.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,698 2,533
5857523.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,753 2,480
5857568.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,023 988
5857672.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,066 1,003
5860503.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,672 5,384
5860536.SQ.FTS.B, Zero Cpn, 2/29/24 ... 7,139 6,683
5860639.SQ.FTS.B, Zero Cpn, 2/29/24 ... 12,782 10,274
5860750.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,424 2,309
5860791.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,402 4,208
5860847.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,544 4,609
5860898.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,165 1,897
5860913.SQ.FTS.B, Zero Cpn, 2/29/24 ... 9,570 8,884
5860994.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,679 1,609
5861025.SQ.FTS.B, Zero Cpn, 2/29/24 ... 7,293 6,840
5861125.SQ.FTS.B, Zero Cpn, 2/29/24 ... 764 701
5861134.SQ.FTS.B, Zero Cpn, 2/29/24 ... 47,873 44,711
5861774.SQ.FTS.B, Zero Cpn, 2/29/24 ... 343 327
5861783.SQ.FTS.B, Zero Cpn, 2/29/24 ... 9,188 8,763
5861962.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,742 1,661
5861986.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,226 1,165
5861993.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,748 1,655
5862041.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,378 1,308
5862058.SQ.FTS.B, Zero Cpn, 2/29/24 ... 46,531 44,291
5862428.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,196 3,996
5862477.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,458 1,301
5862485.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,327 6,068
5862545.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,335 3,128
5862578.SQ.FTS.B, Zero Cpn, 2/29/24 ... 620 565
5862589.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,040 3,521
5862628.SQ.FTS.B, Zero Cpn, 2/29/24 ... 551 522
Description
Principal
Amount Value
Block, Inc. (continued)
5862630.SQ.FTS.B, Zero Cpn, 2/29/24 ... $ 6,380 $ 5,866
5862637.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,647 6,354
5862693.SQ.FTS.B, Zero Cpn, 2/29/24 ... 7,198 6,335
5862731.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,088 855
5862734.SQ.FTS.B, Zero Cpn, 2/29/24 ... 36,650 33,989
5862950.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,576 3,347
5862967.SQ.FTS.B, Zero Cpn, 2/29/24 ... 514 484
5862969.SQ.FTS.B, Zero Cpn, 2/29/24 ... 8,538 8,107
5863019.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,093 2,951
5863049.SQ.FTS.B, Zero Cpn, 2/29/24 ... 21,190 20,150
5863319.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,927 2,610
5863356.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,471 3,295
5863373.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,965 6,648
5863415.SQ.FTS.B, Zero Cpn, 2/29/24 ... 13,496 12,722
5863521.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,660 3,499
5863548.SQ.FTS.B, Zero Cpn, 2/29/24 ... 9,557 9,057
5863609.SQ.FTS.B, Zero Cpn, 2/29/24 ... 469 453
5863618.SQ.FTS.B, Zero Cpn, 2/29/24 ... 727 515
5863628.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,484 3,233
5863655.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,381 2,276
5863665.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,908 5,644
5863729.SQ.FTS.B, Zero Cpn, 2/29/24 ... 17,022 16,329
5863869.SQ.FTS.B, Zero Cpn, 2/29/24 ... 22,891 21,961
5864030.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,146 1,100
5864060.SQ.FTS.B, Zero Cpn, 2/29/24 ... 19,230 18,201
5864148.SQ.FTS.B, Zero Cpn, 2/29/24 ... 19,792 18,918
5864228.SQ.FTS.B, Zero Cpn, 2/29/24 ... 14,434 13,667
5864294.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,381 2,235
5864327.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,544 1,462
5864352.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,784 4,486
5864411.SQ.FTS.B, Zero Cpn, 2/29/24 ... 15,481 14,849
5864744.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,886 1,772
5864802.SQ.FTS.B, Zero Cpn, 2/29/24 ... 20,053 19,209
5865153.SQ.FTS.B, Zero Cpn, 2/29/24 ... 472 451
5865157.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,753 5,475
5865238.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,289 2,188
5865261.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,641 1,556
5865278.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,534 6,246
5865366.SQ.FTS.B, Zero Cpn, 2/29/24 ... 624 569
5865381.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,863 2,679
5865399.SQ.FTS.B, Zero Cpn, 2/29/24 ... 8,560 8,170
5865470.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,546 3,388
5865518.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,181 1,108
5865523.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,773 5,537
5865593.SQ.FTS.B, Zero Cpn, 2/29/24 ... 29,281 24,448
5865857.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,708 4,500
5865907.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,948 4,616
5865934.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,156 1,093
5865941.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,655 5,162
5865971.SQ.FTS.B, Zero Cpn, 2/29/24 ... 850 821
5865989.SQ.FTS.B, Zero Cpn, 2/29/24 ... 759 707
5866003.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,340 1,275
5866011.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,771 2,630
5866043.SQ.FTS.B, Zero Cpn, 2/29/24 ... 9,636 8,615
5866142.SQ.FTS.B, Zero Cpn, 2/29/24 ... 10,476 9,733
5866235.SQ.FTS.B, Zero Cpn, 2/29/24 ... 24,195 22,842
5866310.SQ.FTS.B, Zero Cpn, 2/29/24 ... 47,971 42,889
5866568.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,801 3,434

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5866601.SQ.FTS.B, Zero Cpn, 2/29/24 ... $ 5,788 $ 5,528
5866656.SQ.FTS.B, Zero Cpn, 2/29/24 ... 17,557 16,763
5866762.SQ.FTS.B, Zero Cpn, 2/29/24 ... 33,244 31,609
5866864.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,779 3,249
5866900.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,374 2,263
5866921.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,428 5,188
5866944.SQ.FTS.B, Zero Cpn, 2/29/24 ... 20,047 18,231
5867135.SQ.FTS.B, Zero Cpn, 2/29/24 ... 11,077 10,281
5867175.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,634 3,486
5867200.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,737 4,518
5867235.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,947 1,883
5867264.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,809 6,331
5870201.SQ.FTS.B, Zero Cpn, 3/01/24 ... 85,178 81,378
5871024.SQ.FTS.B, Zero Cpn, 3/01/24 ... 9,630 9,200
5871259.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,074 1,957
5871297.SQ.FTS.B, Zero Cpn, 3/01/24 ... 8,674 8,287
5871444.SQ.FTS.B, Zero Cpn, 3/01/24 ... 8,193 7,749
5871545.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,112 980
5871558.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,423 2,286
5871586.SQ.FTS.B, Zero Cpn, 3/01/24 ... 10,266 9,633
5871768.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,694 1,621
5871796.SQ.FTS.B, Zero Cpn, 3/01/24 ... 26,222 24,917
5872001.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,426 2,325
5872044.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,110 2,018
5872058.SQ.FTS.B, Zero Cpn, 3/01/24 ... 12,582 11,616
5872177.SQ.FTS.B, Zero Cpn, 3/01/24 ... 4,248 4,029
5872196.SQ.FTS.B, Zero Cpn, 3/01/24 ... 16,983 15,572
5872312.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,225 1,094
5872318.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,715 1,470
5872348.SQ.FTS.B, Zero Cpn, 3/01/24 ... 562 465
5872351.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,641 2,514
5872378.SQ.FTS.B, Zero Cpn, 3/01/24 ... 553 495
5872385.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,791 1,700
5872399.SQ.FTS.B, Zero Cpn, 3/01/24 ... 11,863 11,343
5872463.SQ.FTS.B, Zero Cpn, 3/01/24 ... 636 612
5872477.SQ.FTS.B, Zero Cpn, 3/01/24 ... 3,952 3,717
5872494.SQ.FTS.B, Zero Cpn, 3/01/24 ... 15,648 12,876
5872625.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,918 2,608
5872666.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,972 2,805
5872698.SQ.FTS.B, Zero Cpn, 3/01/24 ... 5,421 5,160
5872776.SQ.FTS.B, Zero Cpn, 3/01/24 ... 6,977 6,595
5872842.SQ.FTS.B, Zero Cpn, 3/01/24 ... 4,101 3,916
5872854.SQ.FTS.B, Zero Cpn, 3/01/24 ... 17,846 16,716
5872980.SQ.FTS.B, Zero Cpn, 3/01/24 ... 4,852 4,601
5872993.SQ.FTS.B, Zero Cpn, 3/01/24 ... 7,185 5,912
5873005.SQ.FTS.B, Zero Cpn, 3/01/24 ... 9,219 8,564
5873069.SQ.FTS.B, Zero Cpn, 3/01/24 ... 7,433 7,049
5873138.SQ.FTS.B, Zero Cpn, 3/01/24 ... 5,087 4,241
5873158.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,945 1,783
5873189.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,484 2,392
5873221.SQ.FTS.B, Zero Cpn, 3/01/24 ... 7,699 7,341
5873315.SQ.FTS.B, Zero Cpn, 3/01/24 ... 6,992 6,260
5873393.SQ.FTS.B, Zero Cpn, 3/01/24 ... 583 549
5873405.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,681 2,561
5873420.SQ.FTS.B, Zero Cpn, 3/01/24 ... 3,594 3,452
5873613.SQ.FTS.B, Zero Cpn, 3/01/24 ... 11,863 10,806
5873709.SQ.FTS.B, Zero Cpn, 3/01/24 ... 3,226 3,081
5873758.SQ.FTS.B, Zero Cpn, 3/01/24 ... 10,087 9,518
Description
Principal
Amount Value
Block, Inc. (continued)
5873819.SQ.FTS.B, Zero Cpn, 3/01/24 ... $ 1,809 $ 1,591
5873837.SQ.FTS.B, Zero Cpn, 3/01/24 ... 6,798 6,333
5873988.SQ.FTS.B, Zero Cpn, 3/02/24 ... 42,018 38,975
5874283.SQ.FTS.B, Zero Cpn, 3/02/24 ... 4,001 2,809
5874329.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,841 1,703
5874367.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,921 2,790
5874415.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,713 2,592
5874444.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,638 2,519
5874482.SQ.FTS.B, Zero Cpn, 3/02/24 ... 657 547
5874484.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,506 2,369
5874516.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,829 2,671
5874556.SQ.FTS.B, Zero Cpn, 3/02/24 ... 8,422 7,824
5874700.SQ.FTS.B, Zero Cpn, 3/02/24 ... 10,752 10,075
5874834.SQ.FTS.B, Zero Cpn, 3/02/24 ... 16,476 15,582
5874961.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,351 2,105
5874986.SQ.FTS.B, Zero Cpn, 3/02/24 ... 17,792 16,901
5875168.SQ.FTS.B, Zero Cpn, 3/02/24 ... 5,314 4,826
5875245.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,040 2,883
5875298.SQ.FTS.B, Zero Cpn, 3/02/24 ... 901 857
5875319.SQ.FTS.B, Zero Cpn, 3/02/24 ... 7,705 7,004
5875427.SQ.FTS.B, Zero Cpn, 3/02/24 ... 747 671
5875429.SQ.FTS.B, Zero Cpn, 3/02/24 ... 32,523 30,629
5875785.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,056 1,912
5875789.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,391 3,204
5875826.SQ.FTS.B, Zero Cpn, 3/02/24 ... 963 925
5875842.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,339 1,258
5875867.SQ.FTS.B, Zero Cpn, 3/02/24 ... 7,745 7,328
5875928.SQ.FTS.B, Zero Cpn, 3/02/24 ... 8,652 6,372
5875953.SQ.FTS.B, Zero Cpn, 3/02/24 ... 5,024 4,803
5875994.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,812 3,668
5876036.SQ.FTS.B, Zero Cpn, 3/02/24 ... 10,915 10,352
5876096.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,740 1,644
5876115.SQ.FTS.B, Zero Cpn, 3/02/24 ... 6,007 5,463
5876142.SQ.FTS.B, Zero Cpn, 3/02/24 ... 11,809 11,214
5876221.SQ.FTS.B, Zero Cpn, 3/02/24 ... 7,159 5,327
5876275.SQ.FTS.B, Zero Cpn, 3/02/24 ... 581 528
5876285.SQ.FTS.B, Zero Cpn, 3/02/24 ... 7,306 6,893
5876325.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,423 1,353
5876338.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,269 3,111
5876357.SQ.FTS.B, Zero Cpn, 3/02/24 ... 5,182 4,795
5876406.SQ.FTS.B, Zero Cpn, 3/02/24 ... 8,718 7,939
5876464.SQ.FTS.B, Zero Cpn, 3/02/24 ... 836 763
5876469.SQ.FTS.B, Zero Cpn, 3/02/24 ... 621 600
5876475.SQ.FTS.B, Zero Cpn, 3/02/24 ... 84,830 81,058
5877063.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,155 1,092
5877065.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,886 1,613
5877071.SQ.FTS.B, Zero Cpn, 3/02/24 ... 21,005 19,866
5877199.SQ.FTS.B, Zero Cpn, 3/03/24 ... 9,563 8,882
5877271.SQ.FTS.B, Zero Cpn, 3/03/24 ... 3,534 3,385
5877347.SQ.FTS.B, Zero Cpn, 3/03/24 ... 3,722 3,551
5877383.SQ.FTS.B, Zero Cpn, 3/03/24 ... 5,048 4,839
5877437.SQ.FTS.B, Zero Cpn, 3/03/24 ... 1,609 1,552
5877458.SQ.FTS.B, Zero Cpn, 3/03/24 ... 21,070 19,655
5877597.SQ.FTS.B, Zero Cpn, 3/03/24 ... 16,572 15,632
5877714.SQ.FTS.B, Zero Cpn, 3/03/24 ... 5,182 4,574
5877738.SQ.FTS.B, Zero Cpn, 3/03/24 ... 5,077 4,776
5877776.SQ.FTS.B, Zero Cpn, 3/03/24 ... 1,177 906
5877780.SQ.FTS.B, Zero Cpn, 3/03/24 ... 21,838 20,858

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5877969.SQ.FTS.B, Zero Cpn, 3/04/24 ... $ 8,608 $ 8,277
5878075.SQ.FTS.B, Zero Cpn, 3/04/24 ... 5,468 5,223
5878126.SQ.FTS.B, Zero Cpn, 3/04/24 ... 1,062 1,018
5878138.SQ.FTS.B, Zero Cpn, 3/04/24 ... 9,237 8,583
5878223.SQ.FTS.B, Zero Cpn, 3/04/24 ... 6,389 6,095
5878273.SQ.FTS.B, Zero Cpn, 3/04/24 ... 4,034 3,853
5878297.SQ.FTS.B, Zero Cpn, 3/04/24 ... 2,105 1,958
5878314.SQ.FTS.B, Zero Cpn, 3/04/24 ... 19,105 16,698
5878459.SQ.FTS.B, Zero Cpn, 3/04/24 ... 5,792 5,533
5878517.SQ.FTS.B, Zero Cpn, 3/04/24 ... 12,238 11,755
5878636.SQ.FTS.B, Zero Cpn, 3/05/24 ... 3,962 3,804
5878672.SQ.FTS.B, Zero Cpn, 3/05/24 ... 2,822 2,618
5878689.SQ.FTS.B, Zero Cpn, 3/05/24 ... 7,463 6,978
5878766.SQ.FTS.B, Zero Cpn, 3/05/24 ... 706 681
5878776.SQ.FTS.B, Zero Cpn, 3/05/24 ... 2,410 2,312
5878790.SQ.FTS.B, Zero Cpn, 3/05/24 ... 7,771 7,411
5878846.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,590 1,421
5878865.SQ.FTS.B, Zero Cpn, 3/05/24 ... 785 695
5878875.SQ.FTS.B, Zero Cpn, 3/05/24 ... 7,558 7,142
5878932.SQ.FTS.B, Zero Cpn, 3/05/24 ... 862 820
5878941.SQ.FTS.B, Zero Cpn, 3/05/24 ... 753 698
5878952.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,918 1,840
5878961.SQ.FTS.B, Zero Cpn, 3/05/24 ... 9,095 7,797
5879023.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,967 1,888
5879045.SQ.FTS.B, Zero Cpn, 3/05/24 ... 8,812 8,353
5879122.SQ.FTS.B, Zero Cpn, 3/05/24 ... 425 297
5879125.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,147 934
5879136.SQ.FTS.B, Zero Cpn, 3/05/24 ... 944 880
5879150.SQ.FTS.B, Zero Cpn, 3/05/24 ... 6,591 6,249
5879191.SQ.FTS.B, Zero Cpn, 3/05/24 ... 12,788 12,169
5879290.SQ.FTS.B, Zero Cpn, 3/05/24 ... 9,803 9,282
5879492.SQ.FTS.B, Zero Cpn, 3/06/24 ... 3,649 3,485
5879544.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,999 1,790
5879597.SQ.FTS.B, Zero Cpn, 3/06/24 ... 6,856 6,548
5881194.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,051 1,007
5881215.SQ.FTS.B, Zero Cpn, 3/06/24 ... 6,873 6,470
5881355.SQ.FTS.B, Zero Cpn, 3/06/24 ... 14,610 13,939
5881494.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,961 1,878
5881542.SQ.FTS.B, Zero Cpn, 3/06/24 ... 36,045 33,737
5881904.SQ.FTS.B, Zero Cpn, 3/06/24 ... 3,057 2,894
5881995.SQ.FTS.B, Zero Cpn, 3/06/24 ... 8,556 8,006
5882153.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,150 1,109
5882210.SQ.FTS.B, Zero Cpn, 3/06/24 ... 11,118 10,232
5882323.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,618 1,519
5882346.SQ.FTS.B, Zero Cpn, 3/06/24 ... 10,456 9,843
5882517.SQ.FTS.B, Zero Cpn, 3/06/24 ... 19,279 18,449
5882817.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,700 2,579
5882844.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,342 1,072
5882869.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,794 2,540
5882889.SQ.FTS.B, Zero Cpn, 3/06/24 ... 3,893 3,545
5882928.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,118 1,000
5882935.SQ.FTS.B, Zero Cpn, 3/06/24 ... 5,352 5,074
5883001.SQ.FTS.B, Zero Cpn, 3/07/24 ... 41,427 39,112
5883334.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,070 956
5883356.SQ.FTS.B, Zero Cpn, 3/07/24 ... 4,370 4,041
5883414.SQ.FTS.B, Zero Cpn, 3/07/24 ... 6,640 6,160
5883482.SQ.FTS.B, Zero Cpn, 3/07/24 ... 5,358 5,116
5883527.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,796 2,581
Description
Principal
Amount Value
Block, Inc. (continued)
5883562.SQ.FTS.B, Zero Cpn, 3/07/24 ... $ 5,190 $ 4,977
5883652.SQ.FTS.B, Zero Cpn, 3/07/24 ... 5,525 5,140
5883707.SQ.FTS.B, Zero Cpn, 3/07/24 ... 6,175 5,680
5883767.SQ.FTS.B, Zero Cpn, 3/07/24 ... 17,900 16,649
5883938.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,182 1,089
5883949.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,077 1,944
5883984.SQ.FTS.B, Zero Cpn, 3/07/24 ... 8,487 8,075
5884117.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,139 986
5884128.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,162 2,072
5884159.SQ.FTS.B, Zero Cpn, 3/07/24 ... 5,193 4,935
5884190.SQ.FTS.B, Zero Cpn, 3/07/24 ... 33,976 27,795
5884450.SQ.FTS.B, Zero Cpn, 3/07/24 ... 6,058 5,723
5884477.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,694 1,284
5884483.SQ.FTS.B, Zero Cpn, 3/07/24 ... 6,884 6,383
5884521.SQ.FTS.B, Zero Cpn, 3/07/24 ... 831 698
5884529.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,781 1,683
5884558.SQ.FTS.B, Zero Cpn, 3/07/24 ... 34,149 32,569
5884736.SQ.FTS.B, Zero Cpn, 3/07/24 ... 24,598 23,493
5884916.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,055 1,840
5884920.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,906 1,795
5884947.SQ.FTS.B, Zero Cpn, 3/07/24 ... 11,886 11,048
5885059.SQ.FTS.B, Zero Cpn, 3/07/24 ... 14,229 13,502
5885116.SQ.FTS.B, Zero Cpn, 3/07/24 ... 11,172 8,180
5885192.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,546 2,055
5885208.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,564 2,416
5885237.SQ.FTS.B, Zero Cpn, 3/07/24 ... 3,709 3,541
5885284.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,130 1,078
5885297.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,675 1,614
5885304.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,812 2,695
5885325.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,940 1,860
5885371.SQ.FTS.B, Zero Cpn, 3/07/24 ... 21,947 20,882
5885570.SQ.FTS.B, Zero Cpn, 3/07/24 ... 30,148 28,614
5885720.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,771 1,692
5885736.SQ.FTS.B, Zero Cpn, 3/07/24 ... 716 690
5885742.SQ.FTS.B, Zero Cpn, 3/07/24 ... 3,219 3,098
5885775.SQ.FTS.B, Zero Cpn, 3/07/24 ... 3,802 3,562
5885799.SQ.FTS.B, Zero Cpn, 3/07/24 ... 10,675 10,048
5885850.SQ.FTS.B, Zero Cpn, 3/07/24 ... 5,131 4,888
5885864.SQ.FTS.B, Zero Cpn, 3/07/24 ... 5,147 4,863
5885879.SQ.FTS.B, Zero Cpn, 3/07/24 ... 12,527 11,725
5885920.SQ.FTS.B, Zero Cpn, 3/07/24 ... 16,422 15,565
5885966.SQ.FTS.B, Zero Cpn, 3/07/24 ... 11,248 10,631
5886041.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,285 2,176
5887879.SQ.FTS.B, Zero Cpn, 3/08/24 ... 32,635 30,348
5888198.SQ.FTS.B, Zero Cpn, 3/08/24 ... 8,270 7,894
5888286.SQ.FTS.B, Zero Cpn, 3/08/24 ... 12,252 11,549
5888392.SQ.FTS.B, Zero Cpn, 3/08/24 ... 425 411
5888420.SQ.FTS.B, Zero Cpn, 3/08/24 ... 14,346 13,435
5888626.SQ.FTS.B, Zero Cpn, 3/08/24 ... 13,931 13,074
5888804.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,911 3,565
5888851.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,717 1,638
5888881.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,118 1,859
5888901.SQ.FTS.B, Zero Cpn, 3/08/24 ... 10,778 8,720
5889019.SQ.FTS.B, Zero Cpn, 3/08/24 ... 900 816
5889031.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,643 2,511
5889059.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,108 2,882
5889080.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,260 2,154
5889094.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,672 2,533

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5889127.SQ.FTS.B, Zero Cpn, 3/08/24 ... $ 3,983 $ 3,714
5889178.SQ.FTS.B, Zero Cpn, 3/08/24 ... 8,778 8,222
5889273.SQ.FTS.B, Zero Cpn, 3/08/24 ... 22,000 20,302
5889436.SQ.FTS.B, Zero Cpn, 3/08/24 ... 27,776 25,767
5889590.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,139 1,064
5889597.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,915 3,592
5889627.SQ.FTS.B, Zero Cpn, 3/08/24 ... 820 792
5889640.SQ.FTS.B, Zero Cpn, 3/08/24 ... 23,496 21,850
5889749.SQ.FTS.B, Zero Cpn, 3/08/24 ... 606 586
5889750.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,075 2,877
5889757.SQ.FTS.B, Zero Cpn, 3/08/24 ... 4,986 4,790
5889804.SQ.FTS.B, Zero Cpn, 3/08/24 ... 10,534 10,105
5889875.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,756 1,571
5889895.SQ.FTS.B, Zero Cpn, 3/08/24 ... 7,596 7,224
5889945.SQ.FTS.B, Zero Cpn, 3/08/24 ... 491 462
5889963.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,582 2,459
5889976.SQ.FTS.B, Zero Cpn, 3/08/24 ... 7,920 7,420
5890012.SQ.FTS.B, Zero Cpn, 3/08/24 ... 53,396 49,532
5890338.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,570 3,375
5890358.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,743 2,651
5890376.SQ.FTS.B, Zero Cpn, 3/08/24 ... 9,501 8,198
5890413.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,481 3,299
5890432.SQ.FTS.B, Zero Cpn, 3/08/24 ... 6,586 6,075
5890488.SQ.FTS.B, Zero Cpn, 3/08/24 ... 14,319 13,281
5890615.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,322 1,024
5890620.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,514 3,303
5890643.SQ.FTS.B, Zero Cpn, 3/08/24 ... 39,408 36,151
5890904.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,757 2,609
5890961.SQ.FTS.B, Zero Cpn, 3/08/24 ... 10,998 10,294
5891060.SQ.FTS.B, Zero Cpn, 3/08/24 ... 4,284 4,082
5891100.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,925 2,787
5891128.SQ.FTS.B, Zero Cpn, 3/08/24 ... 4,997 4,662
5891172.SQ.FTS.B, Zero Cpn, 3/08/24 ... 4,481 4,278
5891203.SQ.FTS.B, Zero Cpn, 3/08/24 ... 4,905 4,582
5891237.SQ.FTS.B, Zero Cpn, 3/09/24 ... 6,104 5,713
5891279.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,991 1,864
5891294.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,145 2,980
5891341.SQ.FTS.B, Zero Cpn, 3/09/24 ... 7,588 7,258
5891408.SQ.FTS.B, Zero Cpn, 3/09/24 ... 6,377 6,087
5891419.SQ.FTS.B, Zero Cpn, 3/09/24 ... 66,080 60,982
5892075.SQ.FTS.B, Zero Cpn, 3/09/24 ... 6,659 6,356
5892149.SQ.FTS.B, Zero Cpn, 3/09/24 ... 18,230 17,145
5892295.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,949 3,656
5892308.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,008 2,836
5892313.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,713 5,463
5892370.SQ.FTS.B, Zero Cpn, 3/09/24 ... 10,082 9,490
5892438.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,200 4,476
5892483.SQ.FTS.B, Zero Cpn, 3/09/24 ... 659 637
5892493.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,849 4,625
5892565.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,679 2,564
5892624.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,116 4,286
5892683.SQ.FTS.B, Zero Cpn, 3/09/24 ... 69,968 66,398
5893216.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,224 1,120
5893222.SQ.FTS.B, Zero Cpn, 3/09/24 ... 10,981 10,475
5893299.SQ.FTS.B, Zero Cpn, 3/09/24 ... 17,343 15,914
5893366.SQ.FTS.B, Zero Cpn, 3/09/24 ... 15,409 14,155
5893475.SQ.FTS.B, Zero Cpn, 3/09/24 ... 855 807
5893496.SQ.FTS.B, Zero Cpn, 3/09/24 ... 9,806 9,234
Description
Principal
Amount Value
Block, Inc. (continued)
5893541.SQ.FTS.B, Zero Cpn, 3/09/24 ... $ 5,178 $ 4,455
5893549.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,965 3,758
5893590.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,999 4,303
5893657.SQ.FTS.B, Zero Cpn, 3/09/24 ... 6,143 5,451
5893687.SQ.FTS.B, Zero Cpn, 3/09/24 ... 13,577 13,029
5893804.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,549 3,353
5893815.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,195 897
5893827.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,118 3,909
5893845.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,329 4,124
5893867.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,400 2,274
5893887.SQ.FTS.B, Zero Cpn, 3/09/24 ... 7,848 7,463
5893929.SQ.FTS.B, Zero Cpn, 3/09/24 ... 833 786
5893961.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,518 1,424
5893991.SQ.FTS.B, Zero Cpn, 3/09/24 ... 6,903 6,551
5894019.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,274 2,066
5894046.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,174 1,120
5894062.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,680 1,601
5894077.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,904 1,793
5894091.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,103 2,864
5894137.SQ.FTS.B, Zero Cpn, 3/09/24 ... 10,617 10,116
5894201.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,141 1,095
5894207.SQ.FTS.B, Zero Cpn, 3/09/24 ... 9,189 8,772
5894251.SQ.FTS.B, Zero Cpn, 3/09/24 ... 7,961 7,361
5894294.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,912 1,788
5894298.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,834 2,650
5894322.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,507 5,082
5894334.SQ.FTS.B, Zero Cpn, 3/09/24 ... 696 620
5894336.SQ.FTS.B, Zero Cpn, 3/09/24 ... 7,755 6,936
5894382.SQ.FTS.B, Zero Cpn, 3/10/24 ... 6,232 5,725
5894435.SQ.FTS.B, Zero Cpn, 3/10/24 ... 1,253 957
5894448.SQ.FTS.B, Zero Cpn, 3/10/24 ... 5,052 4,822
5894493.SQ.FTS.B, Zero Cpn, 3/10/24 ... 895 865
5894515.SQ.FTS.B, Zero Cpn, 3/10/24 ... 594 572
5894525.SQ.FTS.B, Zero Cpn, 3/10/24 ... 21,028 18,485
5894683.SQ.FTS.B, Zero Cpn, 3/10/24 ... 4,883 4,651
5894734.SQ.FTS.B, Zero Cpn, 3/10/24 ... 4,035 3,835
5894768.SQ.FTS.B, Zero Cpn, 3/10/24 ... 21,157 20,019
5894983.SQ.FTS.B, Zero Cpn, 3/10/24 ... 3,063 2,918
5895014.SQ.FTS.B, Zero Cpn, 3/10/24 ... 4,424 4,175
5895068.SQ.FTS.B, Zero Cpn, 3/10/24 ... 1,341 1,266
5895088.SQ.FTS.B, Zero Cpn, 3/10/24 ... 17,884 16,430
5895255.SQ.FTS.B, Zero Cpn, 3/11/24 ... 2,866 2,701
5895334.SQ.FTS.B, Zero Cpn, 3/11/24 ... 1,944 1,858
5895353.SQ.FTS.B, Zero Cpn, 3/11/24 ... 8,915 8,448
5895432.SQ.FTS.B, Zero Cpn, 3/11/24 ... 11,251 10,631
5895532.SQ.FTS.B, Zero Cpn, 3/11/24 ... 4,195 4,006
5895576.SQ.FTS.B, Zero Cpn, 3/11/24 ... 14,085 13,433
5895712.SQ.FTS.B, Zero Cpn, 3/11/24 ... 8,108 7,740
5895770.SQ.FTS.B, Zero Cpn, 3/11/24 ... 837 789
5895783.SQ.FTS.B, Zero Cpn, 3/11/24 ... 4,578 3,730
5895809.SQ.FTS.B, Zero Cpn, 3/11/24 ... 4,854 4,601
5896008.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,681 1,600
5896021.SQ.FTS.B, Zero Cpn, 3/12/24 ... 860 781
5896026.SQ.FTS.B, Zero Cpn, 3/12/24 ... 2,332 2,227
5896100.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,680 1,459
5896158.SQ.FTS.B, Zero Cpn, 3/12/24 ... 7,205 6,879
5896291.SQ.FTS.B, Zero Cpn, 3/12/24 ... 9,809 9,362
5896450.SQ.FTS.B, Zero Cpn, 3/12/24 ... 967 814

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5896499.SQ.FTS.B, Zero Cpn, 3/12/24 ... $ 2,433 $ 2,323
5896558.SQ.FTS.B, Zero Cpn, 3/12/24 ... 4,178 3,830
5896681.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,488 1,427
5896738.SQ.FTS.B, Zero Cpn, 3/12/24 ... 16,053 15,059
5897034.SQ.FTS.B, Zero Cpn, 3/12/24 ... 22,575 21,528
5897388.SQ.FTS.B, Zero Cpn, 3/12/24 ... 6,184 5,903
5897504.SQ.FTS.B, Zero Cpn, 3/12/24 ... 4,526 4,286
5897545.SQ.FTS.B, Zero Cpn, 3/12/24 ... 25,585 24,374
5897823.SQ.FTS.B, Zero Cpn, 3/12/24 ... 5,428 4,777
5897891.SQ.FTS.B, Zero Cpn, 3/12/24 ... 765 734
5897909.SQ.FTS.B, Zero Cpn, 3/12/24 ... 991 953
5897943.SQ.FTS.B, Zero Cpn, 3/12/24 ... 6,343 5,906
5897988.SQ.FTS.B, Zero Cpn, 3/12/24 ... 10,664 10,047
5898132.SQ.FTS.B, Zero Cpn, 3/12/24 ... 2,727 2,580
5898152.SQ.FTS.B, Zero Cpn, 3/12/24 ... 4,631 4,325
5898202.SQ.FTS.B, Zero Cpn, 3/12/24 ... 335 324
5898206.SQ.FTS.B, Zero Cpn, 3/12/24 ... 12,420 11,766
5898320.SQ.FTS.B, Zero Cpn, 3/12/24 ... 12,226 9,931
5898401.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,859 1,761
5898446.SQ.FTS.B, Zero Cpn, 3/12/24 ... 34,124 31,766
5898769.SQ.FTS.B, Zero Cpn, 3/12/24 ... 25,705 23,543
5898955.SQ.FTS.B, Zero Cpn, 3/12/24 ... 2,359 2,203
5898987.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,181 1,106
5899009.SQ.FTS.B, Zero Cpn, 3/12/24 ... 24,452 22,809
5899288.SQ.FTS.B, Zero Cpn, 3/13/24 ... 820 754
5899301.SQ.FTS.B, Zero Cpn, 3/13/24 ... 71,167 67,095
5899733.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,799 5,492
5899791.SQ.FTS.B, Zero Cpn, 3/13/24 ... 3,715 3,546
5899826.SQ.FTS.B, Zero Cpn, 3/13/24 ... 6,448 6,020
5899936.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,075 4,832
5900021.SQ.FTS.B, Zero Cpn, 3/13/24 ... 3,971 3,561
5900058.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,047 1,977
5900093.SQ.FTS.B, Zero Cpn, 3/13/24 ... 3,732 3,149
5900145.SQ.FTS.B, Zero Cpn, 3/13/24 ... 3,431 3,153
5900164.SQ.FTS.B, Zero Cpn, 3/13/24 ... 7,328 6,942
5900232.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,670 2,537
5900270.SQ.FTS.B, Zero Cpn, 3/13/24 ... 6,294 6,006
5900323.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,631 1,559
5900332.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,697 5,222
5900369.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,682 1,236
5900390.SQ.FTS.B, Zero Cpn, 3/13/24 ... 23,039 21,868
5900600.SQ.FTS.B, Zero Cpn, 3/13/24 ... 9,064 8,622
5900766.SQ.FTS.B, Zero Cpn, 3/13/24 ... 24,389 23,218
5900915.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,382 1,304
5900918.SQ.FTS.B, Zero Cpn, 3/13/24 ... 14,398 12,685
5900989.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,831 5,565
5901031.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,944 4,676
5901063.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,224 1,098
5901073.SQ.FTS.B, Zero Cpn, 3/13/24 ... 13,377 12,671
5901163.SQ.FTS.B, Zero Cpn, 3/13/24 ... 19,314 18,233
5901345.SQ.FTS.B, Zero Cpn, 3/13/24 ... 7,457 6,976
5901389.SQ.FTS.B, Zero Cpn, 3/13/24 ... 10,387 9,702
5901453.SQ.FTS.B, Zero Cpn, 3/13/24 ... 73,323 69,065
5901854.SQ.FTS.B, Zero Cpn, 3/13/24 ... 34,876 32,962
5902017.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,331 2,243
5902032.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,191 2,070
5902038.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,653 2,045
5902042.SQ.FTS.B, Zero Cpn, 3/13/24 ... 864 817
Description
Principal
Amount Value
Block, Inc. (continued)
5902048.SQ.FTS.B, Zero Cpn, 3/13/24 ... $ 6,936 $ 6,671
5902092.SQ.FTS.B, Zero Cpn, 3/13/24 ... 10,917 10,281
5902134.SQ.FTS.B, Zero Cpn, 3/13/24 ... 16,782 15,980
5902210.SQ.FTS.B, Zero Cpn, 3/13/24 ... 10,443 8,614
5902248.SQ.FTS.B, Zero Cpn, 3/14/24 ... 4,165 3,974
5902277.SQ.FTS.B, Zero Cpn, 3/14/24 ... 6,163 5,882
5902349.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,317 1,257
5902356.SQ.FTS.B, Zero Cpn, 3/14/24 ... 13,877 13,244
5902464.SQ.FTS.B, Zero Cpn, 3/14/24 ... 6,118 5,665
5902512.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,929 1,806
5902514.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,891 1,784
5902532.SQ.FTS.B, Zero Cpn, 3/14/24 ... 6,834 6,281
5902608.SQ.FTS.B, Zero Cpn, 3/14/24 ... 12,117 11,597
5902732.SQ.FTS.B, Zero Cpn, 3/14/24 ... 8,874 8,446
5902832.SQ.FTS.B, Zero Cpn, 3/14/24 ... 10,498 10,007
5902973.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,083 8,713
5903081.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,552 3,323
5903117.SQ.FTS.B, Zero Cpn, 3/14/24 ... 5,144 4,891
5903161.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,142 8,739
5903304.SQ.FTS.B, Zero Cpn, 3/14/24 ... 815 785
5903306.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,135 3,001
5903341.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,994 2,836
5903364.SQ.FTS.B, Zero Cpn, 3/14/24 ... 18,337 17,433
5903521.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,999 1,906
5903542.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,621 9,157
5903615.SQ.FTS.B, Zero Cpn, 3/14/24 ... 7,363 7,017
5903653.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,629 3,369
5903660.SQ.FTS.B, Zero Cpn, 3/14/24 ... 37,270 35,272
5903864.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,296 1,873
5903888.SQ.FTS.B, Zero Cpn, 3/14/24 ... 12,054 11,444
5904017.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,163 1,098
5904032.SQ.FTS.B, Zero Cpn, 3/14/24 ... 330 319
5904045.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,631 3,429
5904072.SQ.FTS.B, Zero Cpn, 3/14/24 ... 17,246 14,679
5904231.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,351 2,213
5904259.SQ.FTS.B, Zero Cpn, 3/14/24 ... 5,316 4,919
5904300.SQ.FTS.B, Zero Cpn, 3/14/24 ... 19,946 18,980
5904429.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,461 2,292
5904496.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,584 1,509
5904548.SQ.FTS.B, Zero Cpn, 3/14/24 ... 6,130 5,807
5904600.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,367 2,224
5904611.SQ.FTS.B, Zero Cpn, 3/14/24 ... 460 429
5904620.SQ.FTS.B, Zero Cpn, 3/14/24 ... 29,018 27,379
5904836.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,450 1,385
5904852.SQ.FTS.B, Zero Cpn, 3/14/24 ... 20,917 20,092
5904969.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,101 1,959
5904986.SQ.FTS.B, Zero Cpn, 3/14/24 ... 4,769 4,279
5905047.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,889 9,348
5905123.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,174 3,000
5906768.SQ.FTS.B, Zero Cpn, 3/15/24 ... 6,849 6,398
5906858.SQ.FTS.B, Zero Cpn, 3/15/24 ... 11,942 11,305
5906991.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,273 3,913
5907039.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,655 3,402
5907084.SQ.FTS.B, Zero Cpn, 3/15/24 ... 16,331 15,067
5907328.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,809 4,492
5907441.SQ.FTS.B, Zero Cpn, 3/15/24 ... 12,780 12,099
5907608.SQ.FTS.B, Zero Cpn, 3/15/24 ... 14,173 13,522
5907767.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,526 3,372

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5907816.SQ.FTS.B, Zero Cpn, 3/15/24 ... $ 37,840 $ 35,135
5908240.SQ.FTS.B, Zero Cpn, 3/15/24 ... 33,907 31,993
5908488.SQ.FTS.B, Zero Cpn, 3/15/24 ... 2,157 1,958
5908510.SQ.FTS.B, Zero Cpn, 3/15/24 ... 2,832 2,702
5908532.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,520 1,454
5908547.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,779 3,495
5908564.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,182 3,028
5908583.SQ.FTS.B, Zero Cpn, 3/15/24 ... 8,254 7,786
5908638.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,034 2,813
5908659.SQ.FTS.B, Zero Cpn, 3/15/24 ... 19,157 17,973
5908768.SQ.FTS.B, Zero Cpn, 3/15/24 ... 51,959 47,691
5909015.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,650 3,473
5909079.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,727 3,555
5909132.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,550 4,327
5909190.SQ.FTS.B, Zero Cpn, 3/15/24 ... 2,997 2,699
5909223.SQ.FTS.B, Zero Cpn, 3/15/24 ... 37,035 34,631
5909637.SQ.FTS.B, Zero Cpn, 3/15/24 ... 14,302 13,538
5909779.SQ.FTS.B, Zero Cpn, 3/15/24 ... 5,198 4,958
5909856.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,854 1,768
5909862.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,939 1,831
5909898.SQ.FTS.B, Zero Cpn, 3/15/24 ... 23,842 22,551
5910111.SQ.FTS.B, Zero Cpn, 3/16/24 ... 19,071 16,996
5910344.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,850 3,637
5910384.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,538 3,374
5910415.SQ.FTS.B, Zero Cpn, 3/16/24 ... 9,814 9,350
5910496.SQ.FTS.B, Zero Cpn, 3/16/24 ... 20,271 19,271
5910733.SQ.FTS.B, Zero Cpn, 3/16/24 ... 10,359 9,791
5910848.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,960 2,803
5910869.SQ.FTS.B, Zero Cpn, 3/16/24 ... 11,427 9,734
5911018.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,182 2,053
5911038.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,340 2,162
5911063.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,670 1,456
5911080.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,678 2,532
5911116.SQ.FTS.B, Zero Cpn, 3/16/24 ... 28,064 26,127
5911367.SQ.FTS.B, Zero Cpn, 3/16/24 ... 8,499 8,033
5911495.SQ.FTS.B, Zero Cpn, 3/16/24 ... 74,711 70,764
5911900.SQ.FTS.B, Zero Cpn, 3/16/24 ... 4,785 4,505
5911917.SQ.FTS.B, Zero Cpn, 3/16/24 ... 10,152 9,670
5912002.SQ.FTS.B, Zero Cpn, 3/16/24 ... 4,191 3,997
5912024.SQ.FTS.B, Zero Cpn, 3/16/24 ... 15,767 14,820
5912237.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,235 3,085
5912274.SQ.FTS.B, Zero Cpn, 3/16/24 ... 15,671 14,800
5912389.SQ.FTS.B, Zero Cpn, 3/16/24 ... 29,703 28,151
5912535.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,482 1,395
5912546.SQ.FTS.B, Zero Cpn, 3/16/24 ... 545 524
5912551.SQ.FTS.B, Zero Cpn, 3/16/24 ... 355 344
5912555.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,996 2,740
5912573.SQ.FTS.B, Zero Cpn, 3/16/24 ... 20,555 18,814
5912644.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,363 1,246
5912645.SQ.FTS.B, Zero Cpn, 3/16/24 ... 5,450 5,001
5912681.SQ.FTS.B, Zero Cpn, 3/16/24 ... 7,834 7,172
5912706.SQ.FTS.B, Zero Cpn, 3/16/24 ... 29,852 28,156
5912834.SQ.FTS.B, Zero Cpn, 3/16/24 ... 7,509 7,135
5912886.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,147 2,040
5912908.SQ.FTS.B, Zero Cpn, 3/16/24 ... 5,301 4,991
5912999.SQ.FTS.B, Zero Cpn, 3/16/24 ... 11,864 11,164
5913035.SQ.FTS.B, Zero Cpn, 3/16/24 ... 55,561 52,389
5913254.SQ.FTS.B, Zero Cpn, 3/16/24 ... 18,934 17,929
Description
Principal
Amount Value
Block, Inc. (continued)
5913382.SQ.FTS.B, Zero Cpn, 3/16/24 ... $ 1,512 $ 1,414
5913407.SQ.FTS.B, Zero Cpn, 3/17/24 ... 9,490 8,930
5913461.SQ.FTS.B, Zero Cpn, 3/17/24 ... 914 868
5913469.SQ.FTS.B, Zero Cpn, 3/17/24 ... 1,649 1,582
5913481.SQ.FTS.B, Zero Cpn, 3/17/24 ... 973 928
5913483.SQ.FTS.B, Zero Cpn, 3/17/24 ... 2,411 2,302
5913503.SQ.FTS.B, Zero Cpn, 3/17/24 ... 2,735 2,608
5913528.SQ.FTS.B, Zero Cpn, 3/17/24 ... 1,328 1,261
5913539.SQ.FTS.B, Zero Cpn, 3/17/24 ... 9,606 9,078
5913572.SQ.FTS.B, Zero Cpn, 3/17/24 ... 12,216 11,285
5913628.SQ.FTS.B, Zero Cpn, 3/17/24 ... 1,328 1,260
5913641.SQ.FTS.B, Zero Cpn, 3/17/24 ... 2,787 2,640
5913655.SQ.FTS.B, Zero Cpn, 3/17/24 ... 19,832 18,140
5913759.SQ.FTS.B, Zero Cpn, 3/17/24 ... 3,494 2,977
5913777.SQ.FTS.B, Zero Cpn, 3/17/24 ... 2,755 2,645
5913800.SQ.FTS.B, Zero Cpn, 3/17/24 ... 2,123 2,024
5913812.SQ.FTS.B, Zero Cpn, 3/17/24 ... 5,052 4,831
5913838.SQ.FTS.B, Zero Cpn, 3/17/24 ... 15,609 14,688
5913931.SQ.FTS.B, Zero Cpn, 3/17/24 ... 2,763 2,610
5913943.SQ.FTS.B, Zero Cpn, 3/17/24 ... 3,736 3,558
5913970.SQ.FTS.B, Zero Cpn, 3/17/24 ... 4,212 4,003
5913989.SQ.FTS.B, Zero Cpn, 3/17/24 ... 3,220 3,020
5914009.SQ.FTS.B, Zero Cpn, 3/17/24 ... 4,661 4,229
5914043.SQ.FTS.B, Zero Cpn, 3/17/24 ... 1,781 1,692
5914062.SQ.FTS.B, Zero Cpn, 3/17/24 ... 9,231 8,873
5914158.SQ.FTS.B, Zero Cpn, 3/18/24 ... 2,675 2,435
5914172.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,786 1,650
5914183.SQ.FTS.B, Zero Cpn, 3/18/24 ... 10,579 10,036
5914249.SQ.FTS.B, Zero Cpn, 3/18/24 ... 5,087 4,549
5914271.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,744 1,542
5914290.SQ.FTS.B, Zero Cpn, 3/18/24 ... 6,480 5,790
5914330.SQ.FTS.B, Zero Cpn, 3/18/24 ... 2,057 1,924
5914364.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,610 1,522
5914387.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,576 1,487
5914396.SQ.FTS.B, Zero Cpn, 3/18/24 ... 2,330 1,807
5914411.SQ.FTS.B, Zero Cpn, 3/18/24 ... 5,927 5,418
5914444.SQ.FTS.B, Zero Cpn, 3/18/24 ... 15,220 14,070
5914535.SQ.FTS.B, Zero Cpn, 3/18/24 ... 8,083 7,035
5914576.SQ.FTS.B, Zero Cpn, 3/18/24 ... 4,563 4,312
5914607.SQ.FTS.B, Zero Cpn, 3/18/24 ... 3,063 2,872
5914630.SQ.FTS.B, Zero Cpn, 3/18/24 ... 5,963 5,703
5914689.SQ.FTS.B, Zero Cpn, 3/18/24 ... 3,119 2,974
5914707.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,036 993
5914717.SQ.FTS.B, Zero Cpn, 3/18/24 ... 10,565 9,977
5914931.SQ.FTS.B, Zero Cpn, 3/19/24 ... 763 733
5914936.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,394 2,295
5914985.SQ.FTS.B, Zero Cpn, 3/19/24 ... 16,769 15,819
5915203.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,096 1,050
5915212.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,405 3,177
5915290.SQ.FTS.B, Zero Cpn, 3/19/24 ... 14,434 13,502
5915505.SQ.FTS.B, Zero Cpn, 3/19/24 ... 20,329 18,923
5915817.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,797 1,620
5915849.SQ.FTS.B, Zero Cpn, 3/19/24 ... 17,900 16,941
5916049.SQ.FTS.B, Zero Cpn, 3/19/24 ... 6,416 5,922
5916096.SQ.FTS.B, Zero Cpn, 3/19/24 ... 170 163
5916105.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,962 4,731
5916146.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,628 2,248
5916175.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,583 4,357

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5916213.SQ.FTS.B, Zero Cpn, 3/19/24 ... $ 820 $ 766
5916217.SQ.FTS.B, Zero Cpn, 3/19/24 ... 11,859 11,218
5916362.SQ.FTS.B, Zero Cpn, 3/19/24 ... 11,342 10,815
5916984.SQ.FTS.B, Zero Cpn, 3/19/24 ... 12,477 11,609
5917094.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,673 4,438
5917148.SQ.FTS.B, Zero Cpn, 3/19/24 ... 14,613 13,672
5917279.SQ.FTS.B, Zero Cpn, 3/19/24 ... 5,322 4,591
5917290.SQ.FTS.B, Zero Cpn, 3/19/24 ... 8,209 7,770
5917306.SQ.FTS.B, Zero Cpn, 3/19/24 ... 40,078 38,148
5917601.SQ.FTS.B, Zero Cpn, 3/19/24 ... 10,784 10,234
5917707.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,927 4,313
5917741.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,361 3,174
5917799.SQ.FTS.B, Zero Cpn, 3/19/24 ... 34,046 32,485
5918081.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,973 1,837
5918143.SQ.FTS.B, Zero Cpn, 3/19/24 ... 7,774 7,126
5918248.SQ.FTS.B, Zero Cpn, 3/19/24 ... 16,731 15,723
5918362.SQ.FTS.B, Zero Cpn, 3/19/24 ... 18,024 16,829
5918419.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,256 1,191
5918425.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,100 1,062
5918436.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,236 1,165
5918443.SQ.FTS.B, Zero Cpn, 3/19/24 ... 10,764 10,067
5918506.SQ.FTS.B, Zero Cpn, 3/19/24 ... 5,853 5,590
5918534.SQ.FTS.B, Zero Cpn, 3/19/24 ... 15,679 14,007
5918614.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,117 2,435
5918627.SQ.FTS.B, Zero Cpn, 3/20/24 ... 42,774 40,738
5918735.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,141 1,079
5918737.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,009 904
5918756.SQ.FTS.B, Zero Cpn, 3/20/24 ... 6,656 5,903
5918793.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,356 4,116
5918832.SQ.FTS.B, Zero Cpn, 3/20/24 ... 12,121 11,333
5918923.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,696 2,570
5918944.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,058 1,010
5918954.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,790 3,614
5918990.SQ.FTS.B, Zero Cpn, 3/20/24 ... 8,539 7,825
5919078.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,021 959
5919099.SQ.FTS.B, Zero Cpn, 3/20/24 ... 882 840
5919120.SQ.FTS.B, Zero Cpn, 3/20/24 ... 661 605
5919131.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,329 2,228
5919179.SQ.FTS.B, Zero Cpn, 3/20/24 ... 5,053 4,820
5919215.SQ.FTS.B, Zero Cpn, 3/20/24 ... 9,472 9,031
5919330.SQ.FTS.B, Zero Cpn, 3/20/24 ... 36,095 34,066
5919584.SQ.FTS.B, Zero Cpn, 3/20/24 ... 7,655 7,161
5919614.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,803 1,665
5919616.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,920 2,731
5919638.SQ.FTS.B, Zero Cpn, 3/20/24 ... 7,951 7,510
5919673.SQ.FTS.B, Zero Cpn, 3/20/24 ... 5,426 5,135
5919710.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,716 3,544
5919739.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,198 1,123
5919762.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,581 1,414
5919774.SQ.FTS.B, Zero Cpn, 3/20/24 ... 23,517 22,216
5919917.SQ.FTS.B, Zero Cpn, 3/20/24 ... 6,078 5,784
5919977.SQ.FTS.B, Zero Cpn, 3/20/24 ... 17,917 17,102
5920829.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,834 1,748
5920833.SQ.FTS.B, Zero Cpn, 3/20/24 ... 50,836 48,094
5921186.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,931 4,681
5921220.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,790 1,669
5921237.SQ.FTS.B, Zero Cpn, 3/20/24 ... 5,601 5,252
5921268.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,718 2,487
Description
Principal
Amount Value
Block, Inc. (continued)
5921285.SQ.FTS.B, Zero Cpn, 3/20/24 ... $ 16,792 $ 15,655
5921428.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,577 4,188
5921481.SQ.FTS.B, Zero Cpn, 3/20/24 ... 25,974 24,695
5921773.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,343 3,184
5921781.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,431 1,305
5921786.SQ.FTS.B, Zero Cpn, 3/20/24 ... 5,992 5,743
5921822.SQ.FTS.B, Zero Cpn, 3/20/24 ... 5,687 5,407
5921872.SQ.FTS.B, Zero Cpn, 3/20/24 ... 6,985 6,592
5921918.SQ.FTS.B, Zero Cpn, 3/20/24 ... 28,399 26,707
5922194.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,963 3,729
5922253.SQ.FTS.B, Zero Cpn, 3/20/24 ... 537 508
5922328.SQ.FTS.B, Zero Cpn, 3/20/24 ... 19,688 18,633
5922499.SQ.FTS.B, Zero Cpn, 3/20/24 ... 7,327 6,968
5922564.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,098 2,924
5922627.SQ.FTS.B, Zero Cpn, 3/21/24 ... 40,895 39,000
5922903.SQ.FTS.B, Zero Cpn, 3/21/24 ... 997 922
5922914.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,831 2,704
5922953.SQ.FTS.B, Zero Cpn, 3/21/24 ... 7,932 7,567
5923000.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,488 3,281
5923022.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,257 3,070
5923047.SQ.FTS.B, Zero Cpn, 3/21/24 ... 10,378 9,824
5923099.SQ.FTS.B, Zero Cpn, 3/21/24 ... 4,556 4,337
5923146.SQ.FTS.B, Zero Cpn, 3/21/24 ... 6,697 6,262
5923203.SQ.FTS.B, Zero Cpn, 3/21/24 ... 18,576 17,575
5923331.SQ.FTS.B, Zero Cpn, 3/21/24 ... 6,078 5,733
5923394.SQ.FTS.B, Zero Cpn, 3/21/24 ... 9,674 9,222
5923448.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,408 1,344
5923457.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,146 3,012
5923487.SQ.FTS.B, Zero Cpn, 3/21/24 ... 48,965 46,496
5923862.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,086 1,913
5923878.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,535 3,306
5923896.SQ.FTS.B, Zero Cpn, 3/21/24 ... 38,280 36,448
5924078.SQ.FTS.B, Zero Cpn, 3/21/24 ... 12,101 11,566
5924137.SQ.FTS.B, Zero Cpn, 3/21/24 ... 8,539 8,195
5924202.SQ.FTS.B, Zero Cpn, 3/21/24 ... 9,929 9,286
5924262.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,092 1,968
5924268.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,194 3,001
5924290.SQ.FTS.B, Zero Cpn, 3/21/24 ... 9,544 9,007
5924327.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,313 2,194
5924346.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,984 3,799
5924388.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,182 2,018
5924394.SQ.FTS.B, Zero Cpn, 3/21/24 ... 18,576 17,495
5924508.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,039 2,865
5924530.SQ.FTS.B, Zero Cpn, 3/21/24 ... 5,311 4,952
5924566.SQ.FTS.B, Zero Cpn, 3/21/24 ... 11,910 11,333
5924782.SQ.FTS.B, Zero Cpn, 3/21/24 ... 15,076 13,993
5924891.SQ.FTS.B, Zero Cpn, 3/21/24 ... 8,716 8,211
5924934.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,008 1,810
5924948.SQ.FTS.B, Zero Cpn, 3/21/24 ... 7,002 6,623
5925029.SQ.FTS.B, Zero Cpn, 3/21/24 ... 4,816 4,547
5925048.SQ.FTS.B, Zero Cpn, 3/21/24 ... 17,727 16,949
5925153.SQ.FTS.B, Zero Cpn, 3/21/24 ... 5,296 5,031
5925192.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,863 1,761
5925223.SQ.FTS.B, Zero Cpn, 3/21/24 ... 7,537 7,185
5925255.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,952 2,833
5925282.SQ.FTS.B, Zero Cpn, 3/21/24 ... 25,504 24,174
5925421.SQ.FTS.B, Zero Cpn, 3/21/24 ... 21,029 19,233
5927005.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,895 5,564

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5927080.SQ.FTS.B, Zero Cpn, 3/22/24 ... $ 8,436 $ 7,222
5927099.SQ.FTS.B, Zero Cpn, 3/22/24 ... 21,958 20,997
5927323.SQ.FTS.B, Zero Cpn, 3/22/24 ... 12,243 11,580
5927470.SQ.FTS.B, Zero Cpn, 3/22/24 ... 12,019 11,155
5927600.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,471 2,391
5927686.SQ.FTS.B, Zero Cpn, 3/22/24 ... 772 747
5927695.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,331 4,956
5927803.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,184 1,115
5927812.SQ.FTS.B, Zero Cpn, 3/22/24 ... 7,423 6,339
5927900.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,796 2,624
5927931.SQ.FTS.B, Zero Cpn, 3/22/24 ... 10,670 10,072
5928081.SQ.FTS.B, Zero Cpn, 3/22/24 ... 19,095 16,964
5928311.SQ.FTS.B, Zero Cpn, 3/22/24 ... 11,912 11,201
5928459.SQ.FTS.B, Zero Cpn, 3/22/24 ... 10,888 10,298
5928628.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,828 1,615
5928641.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,612 6,255
5928686.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,754 5,509
5928731.SQ.FTS.B, Zero Cpn, 3/22/24 ... 25,058 23,655
5928919.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,075 4,732
5928964.SQ.FTS.B, Zero Cpn, 3/22/24 ... 4,109 3,830
5928989.SQ.FTS.B, Zero Cpn, 3/22/24 ... 8,278 7,899
5929041.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,536 5,304
5929100.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,403 2,313
5929129.SQ.FTS.B, Zero Cpn, 3/22/24 ... 20,648 19,657
5929388.SQ.FTS.B, Zero Cpn, 3/22/24 ... 98,988 84,911
5930217.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,296 4,981
5930281.SQ.FTS.B, Zero Cpn, 3/22/24 ... 7,498 6,483
5930291.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,263 5,837
5930311.SQ.FTS.B, Zero Cpn, 3/22/24 ... 28,023 26,101
5930486.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,241 5,231
5930500.SQ.FTS.B, Zero Cpn, 3/22/24 ... 7,542 7,235
5930510.SQ.FTS.B, Zero Cpn, 3/22/24 ... 45,167 42,847
5930747.SQ.FTS.B, Zero Cpn, 3/22/24 ... 11,834 11,267
5930804.SQ.FTS.B, Zero Cpn, 3/23/24 ... 9,101 8,676
5930851.SQ.FTS.B, Zero Cpn, 3/23/24 ... 9,088 8,483
5930895.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,639 3,434
5930913.SQ.FTS.B, Zero Cpn, 3/23/24 ... 473 455
5930915.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,610 3,301
5930934.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,709 3,497
5930956.SQ.FTS.B, Zero Cpn, 3/23/24 ... 14,256 13,624
5931035.SQ.FTS.B, Zero Cpn, 3/23/24 ... 861 827
5931040.SQ.FTS.B, Zero Cpn, 3/23/24 ... 7,291 6,896
5931080.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,884 1,779
5931412.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,322 2,100
5931443.SQ.FTS.B, Zero Cpn, 3/23/24 ... 4,836 4,565
5931517.SQ.FTS.B, Zero Cpn, 3/23/24 ... 4,763 4,440
5931541.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,651 3,487
5931600.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,844 3,687
5931664.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,251 3,097
5931689.SQ.FTS.B, Zero Cpn, 3/23/24 ... 12,667 11,935
5931767.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,235 2,932
5931806.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,012 928
5931818.SQ.FTS.B, Zero Cpn, 3/23/24 ... 6,783 6,343
5931866.SQ.FTS.B, Zero Cpn, 3/23/24 ... 4,186 3,833
5931890.SQ.FTS.B, Zero Cpn, 3/23/24 ... 483 464
5931905.SQ.FTS.B, Zero Cpn, 3/23/24 ... 8,172 7,729
5931964.SQ.FTS.B, Zero Cpn, 3/23/24 ... 9,862 9,403
5932026.SQ.FTS.B, Zero Cpn, 3/23/24 ... 5,368 5,015
Description
Principal
Amount Value
Block, Inc. (continued)
5932065.SQ.FTS.B, Zero Cpn, 3/23/24 ... $ 2,097 $ 1,917
5932090.SQ.FTS.B, Zero Cpn, 3/23/24 ... 10,192 9,661
5932226.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,469 2,299
5932230.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,405 2,293
5932279.SQ.FTS.B, Zero Cpn, 3/23/24 ... 874 772
5932293.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,628 2,437
5932337.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,732 2,523
5932447.SQ.FTS.B, Zero Cpn, 3/23/24 ... 4,567 4,312
5932504.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,473 1,416
5932524.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,713 1,628
5932551.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,748 1,625
5932569.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,413 3,057
5932601.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,635 1,520
5932622.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,087 992
5932633.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,873 1,689
5932677.SQ.FTS.B, Zero Cpn, 3/23/24 ... 18,982 18,059
5932876.SQ.FTS.B, Zero Cpn, 3/23/24 ... 23,220 21,854
5933094.SQ.FTS.B, Zero Cpn, 3/23/24 ... 35,729 33,356
5933407.SQ.FTS.B, Zero Cpn, 3/23/24 ... 5,809 5,545
5933469.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,533 3,204
5933493.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,542 1,462
5933571.SQ.FTS.B, Zero Cpn, 3/23/24 ... 20,602 19,471
5933734.SQ.FTS.B, Zero Cpn, 3/23/24 ... 5,726 5,358
5933789.SQ.FTS.B, Zero Cpn, 3/23/24 ... 4,647 4,395
5933888.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,187 4,819
5933917.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,307 1,228
5933926.SQ.FTS.B, Zero Cpn, 3/24/24 ... 868 690
5933930.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,618 1,549
5933934.SQ.FTS.B, Zero Cpn, 3/24/24 ... 764 604
5933938.SQ.FTS.B, Zero Cpn, 3/24/24 ... 6,811 6,445
5933969.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,349 1,161
5933972.SQ.FTS.B, Zero Cpn, 3/24/24 ... 9,409 8,862
5934009.SQ.FTS.B, Zero Cpn, 3/24/24 ... 7,286 6,703
5934044.SQ.FTS.B, Zero Cpn, 3/24/24 ... 3,196 2,752
5934059.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,575 1,284
5934070.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,197 1,083
5934080.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,083 4,807
5934117.SQ.FTS.B, Zero Cpn, 3/24/24 ... 6,666 6,304
5934173.SQ.FTS.B, Zero Cpn, 3/24/24 ... 2,732 2,606
5934186.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,074 4,749
5934219.SQ.FTS.B, Zero Cpn, 3/24/24 ... 36,918 34,126
5934371.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,127 4,703
5934399.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,883 5,516
5934416.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,919 5,125
5934438.SQ.FTS.B, Zero Cpn, 3/24/24 ... 11,239 10,628
5934487.SQ.FTS.B, Zero Cpn, 3/24/24 ... 4,033 3,181
5934507.SQ.FTS.B, Zero Cpn, 3/24/24 ... 8,473 8,091
5934555.SQ.FTS.B, Zero Cpn, 3/24/24 ... 4,322 4,068
5934579.SQ.FTS.B, Zero Cpn, 3/25/24 ... 4,893 4,629
5934610.SQ.FTS.B, Zero Cpn, 3/25/24 ... 2,672 2,533
5934621.SQ.FTS.B, Zero Cpn, 3/25/24 ... 2,768 2,203
5934628.SQ.FTS.B, Zero Cpn, 3/25/24 ... 10,335 9,663
5934692.SQ.FTS.B, Zero Cpn, 3/25/24 ... 3,592 3,360
5934701.SQ.FTS.B, Zero Cpn, 3/25/24 ... 2,027 1,543
5934712.SQ.FTS.B, Zero Cpn, 3/25/24 ... 4,024 3,842
5934726.SQ.FTS.B, Zero Cpn, 3/25/24 ... 2,452 2,276
5934730.SQ.FTS.B, Zero Cpn, 3/25/24 ... 2,565 2,211
5934739.SQ.FTS.B, Zero Cpn, 3/25/24 ... 2,748 2,627

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5934761.SQ.FTS.B, Zero Cpn, 3/25/24 ... $ 1,732 $ 1,568
5934767.SQ.FTS.B, Zero Cpn, 3/25/24 ... 20,272 19,174
5934894.SQ.FTS.B, Zero Cpn, 3/25/24 ... 257 241
5934895.SQ.FTS.B, Zero Cpn, 3/25/24 ... 6,005 5,724
5934944.SQ.FTS.B, Zero Cpn, 3/25/24 ... 17,511 16,435
5935049.SQ.FTS.B, Zero Cpn, 3/25/24 ... 3,707 3,481
5935068.SQ.FTS.B, Zero Cpn, 3/25/24 ... 20,919 19,153
5935365.SQ.FTS.B, Zero Cpn, 3/26/24 ... 7,965 7,567
5935466.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,697 2,575
5935505.SQ.FTS.B, Zero Cpn, 3/26/24 ... 4,123 3,891
5935553.SQ.FTS.B, Zero Cpn, 3/26/24 ... 12,181 11,519
5935673.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,534 3,322
5935748.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,309 2,186
5935796.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,245 2,146
5935851.SQ.FTS.B, Zero Cpn, 3/26/24 ... 22,126 20,521
5936150.SQ.FTS.B, Zero Cpn, 3/26/24 ... 16,469 15,575
5936844.SQ.FTS.B, Zero Cpn, 3/26/24 ... 663 593
5936856.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,711 2,592
5936902.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,702 1,361
5936923.SQ.FTS.B, Zero Cpn, 3/26/24 ... 11,684 10,486
5937030.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,482 1,412
5937044.SQ.FTS.B, Zero Cpn, 3/26/24 ... 14,823 13,932
5937119.SQ.FTS.B, Zero Cpn, 3/26/24 ... 396 382
5937124.SQ.FTS.B, Zero Cpn, 3/26/24 ... 365 344
5937129.SQ.FTS.B, Zero Cpn, 3/26/24 ... 4,057 3,865
5937145.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,252 1,789
5937187.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,999 1,906
5937189.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,126 1,896
5937213.SQ.FTS.B, Zero Cpn, 3/26/24 ... 9,879 9,207
5937302.SQ.FTS.B, Zero Cpn, 3/26/24 ... 5,932 5,682
5937372.SQ.FTS.B, Zero Cpn, 3/26/24 ... 6,665 6,167
5937439.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,673 3,474
5937475.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,065 1,945
5937509.SQ.FTS.B, Zero Cpn, 3/26/24 ... 33,362 31,463
5937824.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,968 1,868
5937833.SQ.FTS.B, Zero Cpn, 3/26/24 ... 6,889 6,511
5937918.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,246 2,142
5937927.SQ.FTS.B, Zero Cpn, 3/26/24 ... 6,820 6,036
5937996.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,225 2,120
5938005.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,524 3,261
5938059.SQ.FTS.B, Zero Cpn, 3/26/24 ... 7,435 7,093
5938155.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,973 2,735
5938166.SQ.FTS.B, Zero Cpn, 3/26/24 ... 5,968 5,504
5938253.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,220 2,114
5938321.SQ.FTS.B, Zero Cpn, 3/26/24 ... 10,799 9,631
5938431.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,872 2,739
5938444.SQ.FTS.B, Zero Cpn, 3/26/24 ... 7,894 7,561
5938503.SQ.FTS.B, Zero Cpn, 3/26/24 ... 7,626 7,171
5938564.SQ.FTS.B, Zero Cpn, 3/26/24 ... 5,281 4,976
5938584.SQ.FTS.B, Zero Cpn, 3/26/24 ... 12,035 10,649
5938667.SQ.FTS.B, Zero Cpn, 3/26/24 ... 12,688 10,144
5938739.SQ.FTS.B, Zero Cpn, 3/26/24 ... 16,580 15,677
5938983.SQ.FTS.B, Zero Cpn, 3/26/24 ... 10,613 9,909
5939030.SQ.FTS.B, Zero Cpn, 3/26/24 ... 5,213 4,942
5939062.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,747 1,588
5939139.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,752 2,627
5939221.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,587 2,400
5939251.SQ.FTS.B, Zero Cpn, 3/27/24 ... 29,359 28,098
Description
Principal
Amount Value
Block, Inc. (continued)
5939429.SQ.FTS.B, Zero Cpn, 3/27/24 ... $ 4,590 $ 4,322
5939447.SQ.FTS.B, Zero Cpn, 3/27/24 ... 24,114 22,769
5939494.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,955 4,700
5939503.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,678 4,369
5939514.SQ.FTS.B, Zero Cpn, 3/27/24 ... 7,724 7,398
5939542.SQ.FTS.B, Zero Cpn, 3/27/24 ... 24,598 19,553
5939626.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,112 3,890
5939655.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,432 1,378
5939663.SQ.FTS.B, Zero Cpn, 3/27/24 ... 32,946 31,081
5939824.SQ.FTS.B, Zero Cpn, 3/27/24 ... 7,193 6,717
5939895.SQ.FTS.B, Zero Cpn, 3/27/24 ... 15,584 14,330
5940029.SQ.FTS.B, Zero Cpn, 3/27/24 ... 7,849 7,511
5940087.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,388 4,107
5940121.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,388 3,228
5940153.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,427 2,294
5940167.SQ.FTS.B, Zero Cpn, 3/27/24 ... 7,295 6,956
5940207.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,793 1,684
5940224.SQ.FTS.B, Zero Cpn, 3/27/24 ... 72,592 68,131
5940582.SQ.FTS.B, Zero Cpn, 3/27/24 ... 20,591 19,484
5940653.SQ.FTS.B, Zero Cpn, 3/27/24 ... 8,631 8,079
5940667.SQ.FTS.B, Zero Cpn, 3/27/24 ... 885 762
5940679.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,800 1,488
5940682.SQ.FTS.B, Zero Cpn, 3/27/24 ... 24,905 23,292
5940736.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,336 4,067
5940755.SQ.FTS.B, Zero Cpn, 3/27/24 ... 6,492 6,062
5940780.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,583 1,479
5940792.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,380 2,271
5940805.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,942 1,798
5940809.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,467 1,388
5940822.SQ.FTS.B, Zero Cpn, 3/27/24 ... 41,112 38,814
5940907.SQ.FTS.B, Zero Cpn, 3/27/24 ... 28,617 27,066
5941017.SQ.FTS.B, Zero Cpn, 3/27/24 ... 20,725 19,637
5941277.SQ.FTS.B, Zero Cpn, 3/27/24 ... 8,400 7,874
5941349.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,641 4,421
5941367.SQ.FTS.B, Zero Cpn, 3/27/24 ... 12,700 12,055
5941409.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,492 2,314
5941415.SQ.FTS.B, Zero Cpn, 3/27/24 ... 10,958 10,418
5942908.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,553 5,222
5942948.SQ.FTS.B, Zero Cpn, 3/28/24 ... 9,479 8,797
5942978.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,816 5,424
5943004.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,079 1,003
5943014.SQ.FTS.B, Zero Cpn, 3/28/24 ... 6,125 5,574
5943067.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,083 1,008
5943071.SQ.FTS.B, Zero Cpn, 3/28/24 ... 311 254
5943080.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,896 2,703
5943088.SQ.FTS.B, Zero Cpn, 3/28/24 ... 6,015 5,598
5943110.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,102 1,927
5943120.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,320 2,170
5943133.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,677 5,243
5943176.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,594 4,148
5943209.SQ.FTS.B, Zero Cpn, 3/28/24 ... 296 264
5943210.SQ.FTS.B, Zero Cpn, 3/28/24 ... 10,327 9,624
5943289.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,782 1,635
5943309.SQ.FTS.B, Zero Cpn, 3/28/24 ... 12,331 11,461
5943401.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,651 2,451
5943421.SQ.FTS.B, Zero Cpn, 3/28/24 ... 7,839 7,380
5943517.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,763 2,587
5943527.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,707 1,580

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5943532.SQ.FTS.B, Zero Cpn, 3/28/24 ... $ 7,775 $ 7,180
5943656.SQ.FTS.B, Zero Cpn, 3/28/24 ... 12,788 11,974
5943792.SQ.FTS.B, Zero Cpn, 3/28/24 ... 11,931 10,992
5943919.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,386 1,280
5943947.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,399 3,186
5943975.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,372 1,268
5944007.SQ.FTS.B, Zero Cpn, 3/28/24 ... 521 486
5944014.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,206 1,123
5944020.SQ.FTS.B, Zero Cpn, 3/28/24 ... 6,045 5,659
5944064.SQ.FTS.B, Zero Cpn, 3/28/24 ... 7,277 6,739
5944124.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,232 1,138
5944130.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,643 5,314
5944159.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,204 1,103
5944176.SQ.FTS.B, Zero Cpn, 3/28/24 ... 19,201 18,088
5944394.SQ.FTS.B, Zero Cpn, 3/28/24 ... 7,227 6,719
5944413.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,103 1,950
5944430.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,064 3,731
5944449.SQ.FTS.B, Zero Cpn, 3/28/24 ... 63,763 59,871
5944806.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,527 3,263
5944849.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,084 4,744
5944891.SQ.FTS.B, Zero Cpn, 3/28/24 ... 9,910 9,162
5944965.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,437 1,308
5944978.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,386 4,062
5945038.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,604 4,220
5945082.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,501 4,269
5945097.SQ.FTS.B, Zero Cpn, 3/28/24 ... 7,288 6,823
5945144.SQ.FTS.B, Zero Cpn, 3/28/24 ... 6,353 6,015
5945191.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,439 3,178
5945214.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,497 2,313
5945226.SQ.FTS.B, Zero Cpn, 3/28/24 ... 6,235 5,847
5945249.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,004 923
5945256.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,955 3,671
5945273.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,885 3,563
5945285.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,784 1,646
5945294.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,628 1,509
5945299.SQ.FTS.B, Zero Cpn, 3/28/24 ... 42,228 39,440
5945466.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,078 1,823
5945483.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,933 3,693
5945497.SQ.FTS.B, Zero Cpn, 3/28/24 ... 8,375 7,864
5945528.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,130 1,045
5945529.SQ.FTS.B, Zero Cpn, 3/28/24 ... 11,151 10,367
5945567.SQ.FTS.B, Zero Cpn, 3/28/24 ... 8,676 8,068
5945607.SQ.FTS.B, Zero Cpn, 3/28/24 ... 14,802 13,716
5945680.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,384 4,060
5945707.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,449 5,023
5945727.SQ.FTS.B, Zero Cpn, 3/28/24 ... 10,512 9,429
5945778.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,810 1,675
5945798.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,633 3,421
5945819.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,612 2,334
5948341.SQ.FTS.B, Zero Cpn, 3/29/24 ... 4,289 3,938
5948365.SQ.FTS.B, Zero Cpn, 3/29/24 ... 69,829 65,586
5950059.SQ.FTS.B, Zero Cpn, 3/29/24 ... 6,812 6,376
5950178.SQ.FTS.B, Zero Cpn, 3/29/24 ... 1,130 1,044
5950198.SQ.FTS.B, Zero Cpn, 3/29/24 ... 4,662 4,391
5950244.SQ.FTS.B, Zero Cpn, 3/29/24 ... 49,296 46,412
5950686.SQ.FTS.B, Zero Cpn, 3/29/24 ... 1,407 1,284
5950688.SQ.FTS.B, Zero Cpn, 3/29/24 ... 10,318 9,597
5950749.SQ.FTS.B, Zero Cpn, 3/29/24 ... 16,902 15,627
Description
Principal
Amount Value
Block, Inc. (continued)
5950897.SQ.FTS.B, Zero Cpn, 3/29/24 ... $ 5,257 $ 4,783
5950961.SQ.FTS.B, Zero Cpn, 3/29/24 ... 54,435 51,085
5951844.SQ.FTS.B, Zero Cpn, 3/29/24 ... 5,270 4,963
5951894.SQ.FTS.B, Zero Cpn, 3/29/24 ... 3,243 3,054
5952003.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,091 1,904
5952069.SQ.FTS.B, Zero Cpn, 3/30/24 ... 6,520 5,980
5952328.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,987 3,697
5952390.SQ.FTS.B, Zero Cpn, 3/30/24 ... 993 939
5952419.SQ.FTS.B, Zero Cpn, 3/30/24 ... 8,936 8,397
5952624.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,978 2,780
5952674.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,823 3,588
5952782.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,854 2,667
5952845.SQ.FTS.B, Zero Cpn, 3/30/24 ... 7,061 6,648
5952964.SQ.FTS.B, Zero Cpn, 3/30/24 ... 6,702 6,312
5953097.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,477 1,369
5953124.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,446 2,303
5953167.SQ.FTS.B, Zero Cpn, 3/30/24 ... 8,074 7,458
5953318.SQ.FTS.B, Zero Cpn, 3/30/24 ... 21,420 19,966
5953488.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,068 1,920
5953500.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,575 4,243
5953602.SQ.FTS.B, Zero Cpn, 3/30/24 ... 7,059 6,598
5953666.SQ.FTS.B, Zero Cpn, 3/30/24 ... 42,155 39,264
5954092.SQ.FTS.B, Zero Cpn, 3/30/24 ... 10,311 9,601
5954189.SQ.FTS.B, Zero Cpn, 3/30/24 ... 6,249 5,765
5954290.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,899 1,744
5954318.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,686 1,573
5954331.SQ.FTS.B, Zero Cpn, 3/30/24 ... 8,008 7,582
5954440.SQ.FTS.B, Zero Cpn, 3/30/24 ... 13,653 12,748
5954640.SQ.FTS.B, Zero Cpn, 3/30/24 ... 526 477
5954672.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,944 4,600
5954764.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,697 2,543
5954808.SQ.FTS.B, Zero Cpn, 3/30/24 ... 10,310 9,677
5954932.SQ.FTS.B, Zero Cpn, 3/30/24 ... 21,315 20,074
5955162.SQ.FTS.B, Zero Cpn, 3/30/24 ... 10,315 9,602
5955306.SQ.FTS.B, Zero Cpn, 3/30/24 ... 14,956 13,984
5955474.SQ.FTS.B, Zero Cpn, 4/01/24 ... 1,487 1,407
5955510.SQ.FTS.B, Zero Cpn, 4/01/24 ... 6,704 6,310
5955563.SQ.FTS.B, Zero Cpn, 4/01/24 ... 10,740 10,041
5955675.SQ.FTS.B, Zero Cpn, 4/01/24 ... 1,270 1,179
5955692.SQ.FTS.B, Zero Cpn, 4/01/24 ... 20,148 18,963
5955961.SQ.FTS.B, Zero Cpn, 4/01/24 ... 1,620 1,512
5955984.SQ.FTS.B, Zero Cpn, 4/01/24 ... 7,349 6,895
5956098.SQ.FTS.B, Zero Cpn, 4/01/24 ... 9,968 9,429
5956252.SQ.FTS.B, Zero Cpn, 4/02/24 ... 790 742
5956268.SQ.FTS.B, Zero Cpn, 4/02/24 ... 1,260 1,171
5956278.SQ.FTS.B, Zero Cpn, 4/02/24 ... 1,558 1,432
5956290.SQ.FTS.B, Zero Cpn, 4/02/24 ... 4,662 4,300
5956367.SQ.FTS.B, Zero Cpn, 4/02/24 ... 2,549 2,394
5956413.SQ.FTS.B, Zero Cpn, 4/02/24 ... 1,319 1,195
5956445.SQ.FTS.B, Zero Cpn, 4/02/24 ... 5,017 4,677
5956507.SQ.FTS.B, Zero Cpn, 4/02/24 ... 1,389 1,287
5956528.SQ.FTS.B, Zero Cpn, 4/02/24 ... 5,364 5,051
5956601.SQ.FTS.B, Zero Cpn, 4/02/24 ... 2,255 2,092
5956637.SQ.FTS.B, Zero Cpn, 4/02/24 ... 1,005 933
5956650.SQ.FTS.B, Zero Cpn, 4/02/24 ... 1,194 1,105
5956673.SQ.FTS.B, Zero Cpn, 4/02/24 ... 5,422 5,073
5956742.SQ.FTS.B, Zero Cpn, 4/02/24 ... 1,374 1,252
5956764.SQ.FTS.B, Zero Cpn, 4/02/24 ... 7,893 7,297

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5956888.SQ.FTS.B, Zero Cpn, 4/02/24 ... $ 4,534 $ 4,272
5957186.SQ.FTS.B, Zero Cpn, 4/03/24 ... 3,006 2,820
5957263.SQ.FTS.B, Zero Cpn, 4/03/24 ... 6,578 6,083
5957515.SQ.FTS.B, Zero Cpn, 4/03/24 ... 6,818 6,240
5957742.SQ.FTS.B, Zero Cpn, 4/03/24 ... 30,096 28,160
5958935.SQ.FTS.B, Zero Cpn, 4/03/24 ... 4,174 3,908
5959009.SQ.FTS.B, Zero Cpn, 4/03/24 ... 928 861
5959036.SQ.FTS.B, Zero Cpn, 4/03/24 ... 3,358 3,148
5959083.SQ.FTS.B, Zero Cpn, 4/03/24 ... 6,926 6,382
5959201.SQ.FTS.B, Zero Cpn, 4/03/24 ... 17,171 15,920
5959488.SQ.FTS.B, Zero Cpn, 4/03/24 ... 3,288 3,113
5959551.SQ.FTS.B, Zero Cpn, 4/03/24 ... 191 18
5959596.SQ.FTS.B, Zero Cpn, 4/03/24 ... 3,283 3,073
5959640.SQ.FTS.B, Zero Cpn, 4/03/24 ... 12,924 12,231
5959931.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,996 1,850
5959978.SQ.FTS.B, Zero Cpn, 4/03/24 ... 4,027 3,718
5960032.SQ.FTS.B, Zero Cpn, 4/03/24 ... 2,087 1,928
5960089.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,270 1,170
5960105.SQ.FTS.B, Zero Cpn, 4/03/24 ... 6,495 5,997
5960232.SQ.FTS.B, Zero Cpn, 4/03/24 ... 2,787 2,532
5960268.SQ.FTS.B, Zero Cpn, 4/03/24 ... 3,580 3,324
5960335.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,461 1,344
5960364.SQ.FTS.B, Zero Cpn, 4/03/24 ... 3,485 3,210
5960434.SQ.FTS.B, Zero Cpn, 4/03/24 ... 878 810
5960455.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,944 1,832
5960484.SQ.FTS.B, Zero Cpn, 4/04/24 ... 4,179 3,850
5960555.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,021 934
5960584.SQ.FTS.B, Zero Cpn, 4/04/24 ... 491 456
5960600.SQ.FTS.B, Zero Cpn, 4/04/24 ... 12,123 11,303
5960755.SQ.FTS.B, Zero Cpn, 4/04/24 ... 841 733
5960772.SQ.FTS.B, Zero Cpn, 4/04/24 ... 8,224 7,783
5960899.SQ.FTS.B, Zero Cpn, 4/04/24 ... 7,267 6,757
5961004.SQ.FTS.B, Zero Cpn, 4/04/24 ... 16,520 15,452
5961340.SQ.FTS.B, Zero Cpn, 4/04/24 ... 16,341 15,245
5961541.SQ.FTS.B, Zero Cpn, 4/04/24 ... 12,198 11,321
5961724.SQ.FTS.B, Zero Cpn, 4/04/24 ... 14,420 13,446
5961873.SQ.FTS.B, Zero Cpn, 4/04/24 ... 7,315 6,752
5961977.SQ.FTS.B, Zero Cpn, 4/04/24 ... 4,399 4,143
5962024.SQ.FTS.B, Zero Cpn, 4/04/24 ... 32,036 30,073
5962366.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,935 3,661
5962409.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,279 2,119
5962451.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,085 1,950
5962462.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,087 1,947
5962481.SQ.FTS.B, Zero Cpn, 4/04/24 ... 74,796 69,778
5963604.SQ.FTS.B, Zero Cpn, 4/04/24 ... 523 481
5963611.SQ.FTS.B, Zero Cpn, 4/04/24 ... 8,534 8,033
5963691.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,045 1,909
5963712.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,723 3,509
5963740.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,440 1,341
5963750.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,411 1,318
5963754.SQ.FTS.B, Zero Cpn, 4/04/24 ... 4,241 3,993
5963816.SQ.FTS.B, Zero Cpn, 4/04/24 ... 714 675
5963929.SQ.FTS.B, Zero Cpn, 4/04/24 ... 879 809
5964017.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,707 2,540
5964059.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,238 4,929
5964109.SQ.FTS.B, Zero Cpn, 4/05/24 ... 10,063 9,317
5964173.SQ.FTS.B, Zero Cpn, 4/05/24 ... 6,108 5,641
5964257.SQ.FTS.B, Zero Cpn, 4/05/24 ... 6,710 6,283
Description
Principal
Amount Value
Block, Inc. (continued)
5964312.SQ.FTS.B, Zero Cpn, 4/05/24 ... $ 1,294 $ 1,211
5964324.SQ.FTS.B, Zero Cpn, 4/05/24 ... 653 608
5964335.SQ.FTS.B, Zero Cpn, 4/05/24 ... 10,130 9,442
5964510.SQ.FTS.B, Zero Cpn, 4/05/24 ... 7,828 7,344
5964665.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,993 2,818
5964730.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,718 3,459
5964871.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,772 5,399
5964927.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,068 4,735
5964992.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,845 2,693
5965020.SQ.FTS.B, Zero Cpn, 4/05/24 ... 4,206 3,981
5965068.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,936 5,574
5965133.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,568 1,447
5965173.SQ.FTS.B, Zero Cpn, 4/05/24 ... 14,520 13,740
5965311.SQ.FTS.B, Zero Cpn, 4/05/24 ... 49,715 46,009
5965928.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,606 1,441
5965973.SQ.FTS.B, Zero Cpn, 4/05/24 ... 6,753 6,252
5966064.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,149 2,011
5966088.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,596 3,339
5966156.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,737 5,389
5966242.SQ.FTS.B, Zero Cpn, 4/05/24 ... 15,869 15,018
5966519.SQ.FTS.B, Zero Cpn, 4/05/24 ... 7,213 6,766
5966610.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,005 932
5966637.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,011 4,622
5966711.SQ.FTS.B, Zero Cpn, 4/05/24 ... 8,721 8,127
5966860.SQ.FTS.B, Zero Cpn, 4/05/24 ... 17,205 16,042
5967061.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,364 1,249
5967079.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,306 2,173
5967124.SQ.FTS.B, Zero Cpn, 4/05/24 ... 10,229 9,631
5971105.SQ.FTS.B, Zero Cpn, 4/06/24 ... 607 573
5971133.SQ.FTS.B, Zero Cpn, 4/06/24 ... 15,244 14,083
5971214.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,102 1,013
5971229.SQ.FTS.B, Zero Cpn, 4/06/24 ... 10,483 9,794
5971333.SQ.FTS.B, Zero Cpn, 4/06/24 ... 15,137 14,169
5971626.SQ.FTS.B, Zero Cpn, 4/06/24 ... 4,739 4,459
5971684.SQ.FTS.B, Zero Cpn, 4/06/24 ... 3,588 3,365
5971756.SQ.FTS.B, Zero Cpn, 4/06/24 ... 579 523
5971780.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,270 1,172
5971808.SQ.FTS.B, Zero Cpn, 4/06/24 ... 3,972 3,716
5971920.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,412 1,310
5971961.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,297 1,208
5971988.SQ.FTS.B, Zero Cpn, 4/06/24 ... 3,203 3,013
5972053.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,568 2,398
5972111.SQ.FTS.B, Zero Cpn, 4/06/24 ... 38,903 36,534
5972789.SQ.FTS.B, Zero Cpn, 4/06/24 ... 48,311 44,986
5973457.SQ.FTS.B, Zero Cpn, 4/06/24 ... 54,957 51,742
5974021.SQ.FTS.B, Zero Cpn, 4/06/24 ... 13,789 12,939
5974185.SQ.FTS.B, Zero Cpn, 4/06/24 ... 23,859 22,565
5974485.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,955 2,764
5974656.SQ.FTS.B, Zero Cpn, 4/07/24 ... 7,121 6,648
5974741.SQ.FTS.B, Zero Cpn, 4/07/24 ... 53,581 50,255
5975563.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,240 3,039
5975622.SQ.FTS.B, Zero Cpn, 4/07/24 ... 14,433 13,441
5975924.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,048 948
5975969.SQ.FTS.B, Zero Cpn, 4/07/24 ... 6,310 5,904
5976083.SQ.FTS.B, Zero Cpn, 4/07/24 ... 8,419 7,963
5976212.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,762 3,542
5976273.SQ.FTS.B, Zero Cpn, 4/07/24 ... 53,862 50,682
5976873.SQ.FTS.B, Zero Cpn, 4/07/24 ... 4,830 4,486

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5976913.SQ.FTS.B, Zero Cpn, 4/07/24 ... $ 997 $ 917
5976923.SQ.FTS.B, Zero Cpn, 4/07/24 ... 6,671 6,276
5976956.SQ.FTS.B, Zero Cpn, 4/07/24 ... 8,269 7,712
5977010.SQ.FTS.B, Zero Cpn, 4/07/24 ... 2,144 1,973
5977024.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,804 3,565
5977033.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,259 1,167
5977044.SQ.FTS.B, Zero Cpn, 4/07/24 ... 24,715 23,108
5977392.SQ.FTS.B, Zero Cpn, 4/07/24 ... 2,186 2,051
5977411.SQ.FTS.B, Zero Cpn, 4/07/24 ... 33,235 31,075
5977757.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,602 3,316
5977791.SQ.FTS.B, Zero Cpn, 4/07/24 ... 5,345 4,892
5977921.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,230 3,003
5978091.SQ.FTS.B, Zero Cpn, 4/08/24 ... 2,676 2,530
5978133.SQ.FTS.B, Zero Cpn, 4/08/24 ... 7,492 6,936
5978194.SQ.FTS.B, Zero Cpn, 4/08/24 ... 1,405 1,290
5978225.SQ.FTS.B, Zero Cpn, 4/08/24 ... 1,823 1,673
5978258.SQ.FTS.B, Zero Cpn, 4/08/24 ... 3,216 2,959
5978327.SQ.FTS.B, Zero Cpn, 4/08/24 ... 15,868 14,877
5978631.SQ.FTS.B, Zero Cpn, 4/08/24 ... 1,268 1,179
5978648.SQ.FTS.B, Zero Cpn, 4/08/24 ... 1,881 1,734
5978698.SQ.FTS.B, Zero Cpn, 4/08/24 ... 7,391 6,797
5978898.SQ.FTS.B, Zero Cpn, 4/09/24 ... 1,328 1,235
5978926.SQ.FTS.B, Zero Cpn, 4/09/24 ... 24,330 22,768
5979513.SQ.FTS.B, Zero Cpn, 4/10/24 ... 4,965 4,676
5979619.SQ.FTS.B, Zero Cpn, 4/10/24 ... 8,724 8,112
5979824.SQ.FTS.B, Zero Cpn, 4/10/24 ... 2,460 2,327
5979860.SQ.FTS.B, Zero Cpn, 4/10/24 ... 5,789 5,435
5979958.SQ.FTS.B, Zero Cpn, 4/10/24 ... 2,551 2,385
5980012.SQ.FTS.B, Zero Cpn, 4/10/24 ... 4,603 4,245
5980081.SQ.FTS.B, Zero Cpn, 4/10/24 ... 2,687 2,492
5980129.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,065 2,856
5980160.SQ.FTS.B, Zero Cpn, 4/10/24 ... 4,454 4,133
5980216.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,198 1,108
5980229.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,700 1,577
5980259.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,119 2,872
5980287.SQ.FTS.B, Zero Cpn, 4/10/24 ... 9,386 8,782
5980376.SQ.FTS.B, Zero Cpn, 4/10/24 ... 10,173 9,486
5980522.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,118 2,894
5980582.SQ.FTS.B, Zero Cpn, 4/10/24 ... 57,925 54,331
5981924.SQ.FTS.B, Zero Cpn, 4/11/24 ... 30,122 28,144
5983705.SQ.FTS.B, Zero Cpn, 4/11/24 ... 6,795 6,278
5983869.SQ.FTS.B, Zero Cpn, 4/11/24 ... 8,104 7,545
5984080.SQ.FTS.B, Zero Cpn, 4/11/24 ... 2,646 2,460
5984228.SQ.FTS.B, Zero Cpn, 4/11/24 ... 4,275 3,965
5984339.SQ.FTS.B, Zero Cpn, 4/11/24 ... 3,219 3,028
5984395.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,138 1,067
5984481.SQ.FTS.B, Zero Cpn, 4/11/24 ... 2,500 2,303
5984694.SQ.FTS.B, Zero Cpn, 4/12/24 ... 5,053 4,619
5984748.SQ.FTS.B, Zero Cpn, 4/12/24 ... 39,885 36,827
5985107.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,687 4,321
5985165.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,913 4,566
5985249.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,542 2,381
5985306.SQ.FTS.B, Zero Cpn, 4/12/24 ... 20,248 19,019
5985600.SQ.FTS.B, Zero Cpn, 4/12/24 ... 10,700 9,958
5985775.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,363 2,177
5985801.SQ.FTS.B, Zero Cpn, 4/12/24 ... 13,078 12,226
5985903.SQ.FTS.B, Zero Cpn, 4/12/24 ... 5,961 5,531
5985940.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,120 1,037
Description
Principal
Amount Value
Block, Inc. (continued)
5985949.SQ.FTS.B, Zero Cpn, 4/12/24 ... $ 3,835 $ 3,564
5985976.SQ.FTS.B, Zero Cpn, 4/12/24 ... 6,192 5,854
5986027.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,842 3,575
5986054.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,947 1,816
5986064.SQ.FTS.B, Zero Cpn, 4/12/24 ... 8,883 8,197
5986141.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,184 2,976
5986165.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,043 961
5986173.SQ.FTS.B, Zero Cpn, 4/12/24 ... 6,183 5,720
5986220.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,082 1,924
5986238.SQ.FTS.B, Zero Cpn, 4/12/24 ... 42,904 39,918
5986627.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,424 3,197
5986650.SQ.FTS.B, Zero Cpn, 4/12/24 ... 27,694 25,651
5986906.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,307 1,215
5986932.SQ.FTS.B, Zero Cpn, 4/12/24 ... 13,191 12,283
5986989.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,231 2,070
5986994.SQ.FTS.B, Zero Cpn, 4/12/24 ... 738 682
5987003.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,125 1,052
5987019.SQ.FTS.B, Zero Cpn, 4/12/24 ... 5,326 5,037
5989444.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,813 3,549
5989473.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,008 1,891
5989493.SQ.FTS.B, Zero Cpn, 4/13/24 ... 15,346 14,391
5989614.SQ.FTS.B, Zero Cpn, 4/13/24 ... 66,949 62,430
5990599.SQ.FTS.B, Zero Cpn, 4/13/24 ... 5,996 5,621
5990680.SQ.FTS.B, Zero Cpn, 4/13/24 ... 10,860 10,150
5990799.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,439 1,357
5990821.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,791 4,456
5990894.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,233 1,133
5990913.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,802 1,663
5990921.SQ.FTS.B, Zero Cpn, 4/13/24 ... 6,833 6,375
5990963.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,367 1,264
5990975.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,881 4,492
5990989.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,384 2,231
5990992.SQ.FTS.B, Zero Cpn, 4/13/24 ... 7,502 7,033
5991101.SQ.FTS.B, Zero Cpn, 4/13/24 ... 823 765
5991117.SQ.FTS.B, Zero Cpn, 4/13/24 ... 7,416 6,976
5991232.SQ.FTS.B, Zero Cpn, 4/13/24 ... 12,141 11,479
5991318.SQ.FTS.B, Zero Cpn, 4/13/24 ... 7,145 6,716
5991375.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,659 4,330
5991404.SQ.FTS.B, Zero Cpn, 4/13/24 ... 29,815 27,931
5991763.SQ.FTS.B, Zero Cpn, 4/13/24 ... 5,920 5,533
5991833.SQ.FTS.B, Zero Cpn, 4/13/24 ... 5,163 4,767
5991931.SQ.FTS.B, Zero Cpn, 4/13/24 ... 14,401 13,413
5992077.SQ.FTS.B, Zero Cpn, 4/13/24 ... 8,278 7,694
5992215.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,664 3,414
5992243.SQ.FTS.B, Zero Cpn, 4/13/24 ... 8,845 8,328
5992296.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,109 1,972
5992324.SQ.FTS.B, Zero Cpn, 4/13/24 ... 5,891 5,506
5992400.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,480 1,374
5992490.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,520 1,414
5993135.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,701 4,363
5993197.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,252 3,045
5993235.SQ.FTS.B, Zero Cpn, 4/14/24 ... 698 648
5993243.SQ.FTS.B, Zero Cpn, 4/14/24 ... 22,735 21,377
5993648.SQ.FTS.B, Zero Cpn, 4/14/24 ... 6,858 6,459
5993795.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,849 1,708
5993847.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,160 2,005
5993888.SQ.FTS.B, Zero Cpn, 4/14/24 ... 5,479 5,131
5994006.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,847 2,681

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5994072.SQ.FTS.B, Zero Cpn, 4/14/24 ... $ 7,493 $ 7,083
5994199.SQ.FTS.B, Zero Cpn, 4/14/24 ... 13,914 12,932
5994552.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,776 3,517
5994622.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,678 1,552
5994648.SQ.FTS.B, Zero Cpn, 4/14/24 ... 9,954 9,362
5994798.SQ.FTS.B, Zero Cpn, 4/14/24 ... 5,416 5,071
5994854.SQ.FTS.B, Zero Cpn, 4/14/24 ... 7,197 6,656
5994965.SQ.FTS.B, Zero Cpn, 4/14/24 ... 9,544 8,980
5995052.SQ.FTS.B, Zero Cpn, 4/14/24 ... 966 904
5995064.SQ.FTS.B, Zero Cpn, 4/14/24 ... 39,743 36,873
5995524.SQ.FTS.B, Zero Cpn, 4/14/24 ... 33,953 31,597
5995759.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,930 1,803
5995769.SQ.FTS.B, Zero Cpn, 4/14/24 ... 6,875 6,385
5995836.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,955 1,809
5995853.SQ.FTS.B, Zero Cpn, 4/14/24 ... 8,081 7,592
5995959.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,972 3,689
5995998.SQ.FTS.B, Zero Cpn, 4/14/24 ... 395 357
5996001.SQ.FTS.B, Zero Cpn, 4/14/24 ... 16,036 14,987
5996185.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,891 4,600
5996244.SQ.FTS.B, Zero Cpn, 4/14/24 ... 910 846
5996250.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,233 3,979
5996290.SQ.FTS.B, Zero Cpn, 4/14/24 ... 8,714 8,240
5996332.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,559 1,420
5996349.SQ.FTS.B, Zero Cpn, 4/15/24 ... 12,066 11,243
5996429.SQ.FTS.B, Zero Cpn, 4/15/24 ... 9,684 9,155
5996493.SQ.FTS.B, Zero Cpn, 4/15/24 ... 4,451 4,171
5996527.SQ.FTS.B, Zero Cpn, 4/15/24 ... 8,661 8,143
5996582.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,666 1,540
5996590.SQ.FTS.B, Zero Cpn, 4/15/24 ... 28,686 26,819
5996773.SQ.FTS.B, Zero Cpn, 4/15/24 ... 25,925 24,246
5996924.SQ.FTS.B, Zero Cpn, 4/15/24 ... 12,216 11,342
5996999.SQ.FTS.B, Zero Cpn, 4/15/24 ... 4,377 4,121
5997030.SQ.FTS.B, Zero Cpn, 4/15/24 ... 4,984 4,668
5997066.SQ.FTS.B, Zero Cpn, 4/16/24 ... 3,350 3,130
5997089.SQ.FTS.B, Zero Cpn, 4/16/24 ... 7,363 6,799
5997135.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,781 2,579
5997149.SQ.FTS.B, Zero Cpn, 4/16/24 ... 23,066 21,291
5997362.SQ.FTS.B, Zero Cpn, 4/16/24 ... 11,868 11,045
5997474.SQ.FTS.B, Zero Cpn, 4/16/24 ... 5,904 5,580
5997515.SQ.FTS.B, Zero Cpn, 4/16/24 ... 13,209 12,483
5997632.SQ.FTS.B, Zero Cpn, 4/16/24 ... 6,000 5,642
5997690.SQ.FTS.B, Zero Cpn, 4/16/24 ... 775 702
5997709.SQ.FTS.B, Zero Cpn, 4/16/24 ... 4,519 4,188
5997948.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,225 1,135
5997957.SQ.FTS.B, Zero Cpn, 4/17/24 ... 6,706 6,249
5998050.SQ.FTS.B, Zero Cpn, 4/17/24 ... 5,713 5,379
5998144.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,322 1,222
5998202.SQ.FTS.B, Zero Cpn, 4/17/24 ... 9,594 8,956
5998351.SQ.FTS.B, Zero Cpn, 4/17/24 ... 937 854
5998388.SQ.FTS.B, Zero Cpn, 4/17/24 ... 7,142 6,641
5998540.SQ.FTS.B, Zero Cpn, 4/17/24 ... 3,587 3,340
5998599.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,093 1,017
5998606.SQ.FTS.B, Zero Cpn, 4/17/24 ... 13,870 12,935
6000155.SQ.FTS.B, Zero Cpn, 4/17/24 ... 3,242 3,014
6000184.SQ.FTS.B, Zero Cpn, 4/17/24 ... 2,244 2,075
6000218.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,662 1,544
6000235.SQ.FTS.B, Zero Cpn, 4/17/24 ... 10,706 9,945
6000328.SQ.FTS.B, Zero Cpn, 4/17/24 ... 2,929 2,714
Description
Principal
Amount Value
Block, Inc. (continued)
6000412.SQ.FTS.B, Zero Cpn, 4/17/24 ... $ 1,110 $ 1,035
6001442.SQ.FTS.B, Zero Cpn, 4/18/24 ... 913 844
6001471.SQ.FTS.B, Zero Cpn, 4/18/24 ... 3,066 2,847
6001519.SQ.FTS.B, Zero Cpn, 4/18/24 ... 6,581 6,162
6001580.SQ.FTS.B, Zero Cpn, 4/18/24 ... 7,730 7,233
6001674.SQ.FTS.B, Zero Cpn, 4/18/24 ... 3,257 3,079
6001714.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,653 2,508
6001776.SQ.FTS.B, Zero Cpn, 4/18/24 ... 10,571 9,941
6001912.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,992 2,828
6001985.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,653 1,539
6002029.SQ.FTS.B, Zero Cpn, 4/18/24 ... 4,373 4,078
6002150.SQ.FTS.B, Zero Cpn, 4/18/24 ... 33,324 31,194
6002954.SQ.FTS.B, Zero Cpn, 4/18/24 ... 3,752 3,491
6003017.SQ.FTS.B, Zero Cpn, 4/18/24 ... 5,421 5,084
6003097.SQ.FTS.B, Zero Cpn, 4/18/24 ... 9,659 9,130
6003186.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,976 1,844
6003194.SQ.FTS.B, Zero Cpn, 4/18/24 ... 16,591 15,334
6003390.SQ.FTS.B, Zero Cpn, 4/18/24 ... 42,805 39,899
6003974.SQ.FTS.B, Zero Cpn, 4/18/24 ... 75,759 70,772
6004723.SQ.FTS.B, Zero Cpn, 4/19/24 ... 11,968 11,251
6004797.SQ.FTS.B, Zero Cpn, 4/19/24 ... 8,851 8,112
6004895.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,055 979
6004919.SQ.FTS.B, Zero Cpn, 4/19/24 ... 7,174 6,625
6005091.SQ.FTS.B, Zero Cpn, 4/19/24 ... 8,740 8,145
6005307.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,196 1,114
6005370.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,735 3,451
6005465.SQ.FTS.B, Zero Cpn, 4/19/24 ... 946 878
6005504.SQ.FTS.B, Zero Cpn, 4/19/24 ... 987 909
6005534.SQ.FTS.B, Zero Cpn, 4/19/24 ... 8,238 7,787
6005706.SQ.FTS.B, Zero Cpn, 4/19/24 ... 16,333 15,436
6005982.SQ.FTS.B, Zero Cpn, 4/19/24 ... 5,750 5,296
6006126.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,176 2,930
6006206.SQ.FTS.B, Zero Cpn, 4/19/24 ... 11,242 10,394
6006379.SQ.FTS.B, Zero Cpn, 4/19/24 ... 8,897 8,326
6006517.SQ.FTS.B, Zero Cpn, 4/19/24 ... 7,835 7,325
6006573.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,197 2,046
6006605.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,800 2,627
6006630.SQ.FTS.B, Zero Cpn, 4/19/24 ... 31,568 29,548
6007046.SQ.FTS.B, Zero Cpn, 4/19/24 ... 103,791 97,331
6009386.SQ.FTS.B, Zero Cpn, 4/20/24 ... 19,251 17,940
6009618.SQ.FTS.B, Zero Cpn, 4/20/24 ... 885 813
6009649.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,062 1,909
6009687.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,586 3,388
6009738.SQ.FTS.B, Zero Cpn, 4/20/24 ... 10,901 10,184
6009857.SQ.FTS.B, Zero Cpn, 4/20/24 ... 5,096 4,769
6009947.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,099 1,024
6009976.SQ.FTS.B, Zero Cpn, 4/20/24 ... 17,892 16,510
6010285.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,448 4,117
6010414.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,964 1,841
6010469.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,029 3,756
6010535.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,402 2,217
6010572.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,922 6,515
6010664.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,684 6,272
6010695.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,017 940
6010702.SQ.FTS.B, Zero Cpn, 4/20/24 ... 736 693
6010705.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,997 4,657
6010780.SQ.FTS.B, Zero Cpn, 4/20/24 ... 5,387 4,986
6010861.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,536 6,028

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6010910.SQ.FTS.B, Zero Cpn, 4/20/24 ... $ 3,376 $ 3,152
6010969.SQ.FTS.B, Zero Cpn, 4/20/24 ... 5,493 5,136
6011034.SQ.FTS.B, Zero Cpn, 4/20/24 ... 10,672 9,906
6011195.SQ.FTS.B, Zero Cpn, 4/20/24 ... 8,844 8,250
6011300.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,547 2,365
6011326.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,886 2,716
6011345.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,886 1,738
6011361.SQ.FTS.B, Zero Cpn, 4/20/24 ... 5,619 5,187
6011452.SQ.FTS.B, Zero Cpn, 4/20/24 ... 9,393 8,877
6011561.SQ.FTS.B, Zero Cpn, 4/20/24 ... 11,855 10,996
6011639.SQ.FTS.B, Zero Cpn, 4/20/24 ... 5,745 5,407
6011660.SQ.FTS.B, Zero Cpn, 4/20/24 ... 83,005 78,444
6012418.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,423 1,328
6012451.SQ.FTS.B, Zero Cpn, 4/20/24 ... 27,871 26,198
6012736.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,961 4,600
6012819.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,819 1,689
6012833.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,411 3,183
6012841.SQ.FTS.B, Zero Cpn, 4/21/24 ... 13,693 12,663
6013007.SQ.FTS.B, Zero Cpn, 4/21/24 ... 12,172 11,287
6013116.SQ.FTS.B, Zero Cpn, 4/21/24 ... 17,799 16,617
6013457.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,598 4,252
6013523.SQ.FTS.B, Zero Cpn, 4/21/24 ... 7,020 6,557
6013652.SQ.FTS.B, Zero Cpn, 4/21/24 ... 16,554 15,555
6013970.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,766 1,634
6014016.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,662 1,533
6014045.SQ.FTS.B, Zero Cpn, 4/21/24 ... 11,150 10,398
6014197.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,540 1,430
6014205.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,937 3,694
6014228.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,367 4,127
6014253.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,001 2,797
6014290.SQ.FTS.B, Zero Cpn, 4/21/24 ... 11,869 11,168
6014361.SQ.FTS.B, Zero Cpn, 4/21/24 ... 6,725 6,256
6014421.SQ.FTS.B, Zero Cpn, 4/21/24 ... 9,000 8,328
6014519.SQ.FTS.B, Zero Cpn, 4/21/24 ... 10,089 9,335
6014604.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,347 1,243
6014624.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,305 2,172
6014633.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,176 2,021
6014649.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,982 4,683
6014756.SQ.FTS.B, Zero Cpn, 4/21/24 ... 29,648 27,648
6014998.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,288 3,106
6015033.SQ.FTS.B, Zero Cpn, 4/21/24 ... 13,851 12,965
6015180.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,701 1,581
6015199.SQ.FTS.B, Zero Cpn, 4/21/24 ... 12,431 11,501
6015316.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,528 1,426
6015329.SQ.FTS.B, Zero Cpn, 4/21/24 ... 15,313 14,247
6015460.SQ.FTS.B, Zero Cpn, 4/21/24 ... 5,573 5,149
6015528.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,627 4,316
6015584.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,668 3,437
6015614.SQ.FTS.B, Zero Cpn, 4/21/24 ... 7,134 6,647
6015695.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,040 1,890
6015748.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,400 3,171
6015899.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,356 1,276
6015912.SQ.FTS.B, Zero Cpn, 4/22/24 ... 31,570 29,615
6016109.SQ.FTS.B, Zero Cpn, 4/22/24 ... 4,375 4,105
6016140.SQ.FTS.B, Zero Cpn, 4/22/24 ... 9,898 9,151
6016206.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,943 1,803
6016221.SQ.FTS.B, Zero Cpn, 4/22/24 ... 17,450 16,399
6016340.SQ.FTS.B, Zero Cpn, 4/22/24 ... 3,644 3,389
Description
Principal
Amount Value
Block, Inc. (continued)
6016356.SQ.FTS.B, Zero Cpn, 4/22/24 ... $ 1,565 $ 1,450
6016363.SQ.FTS.B, Zero Cpn, 4/22/24 ... 6,097 5,684
6016423.SQ.FTS.B, Zero Cpn, 4/22/24 ... 37,742 35,333
6016703.SQ.FTS.B, Zero Cpn, 4/23/24 ... 27,467 25,671
6016884.SQ.FTS.B, Zero Cpn, 4/23/24 ... 7,858 7,395
6016939.SQ.FTS.B, Zero Cpn, 4/23/24 ... 9,764 9,160
6016989.SQ.FTS.B, Zero Cpn, 4/23/24 ... 7,897 7,422
6017039.SQ.FTS.B, Zero Cpn, 4/23/24 ... 6,360 5,984
6017086.SQ.FTS.B, Zero Cpn, 4/23/24 ... 5,088 4,721
6017118.SQ.FTS.B, Zero Cpn, 4/23/24 ... 28,130 26,428
6017734.SQ.FTS.B, Zero Cpn, 4/24/24 ... 2,008 1,869
6017757.SQ.FTS.B, Zero Cpn, 4/24/24 ... 8,063 7,483
6017918.SQ.FTS.B, Zero Cpn, 4/24/24 ... 43,058 40,035
6020717.SQ.FTS.B, Zero Cpn, 4/24/24 ... 4,395 4,152
6020826.SQ.FTS.B, Zero Cpn, 4/25/24 ... 42,313 39,691
6021160.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,702 1,571
6021186.SQ.FTS.B, Zero Cpn, 4/25/24 ... 15,742 14,747
6021430.SQ.FTS.B, Zero Cpn, 4/25/24 ... 18,387 17,182
6022026.SQ.FTS.B, Zero Cpn, 4/25/24 ... 4,302 4,030
6022069.SQ.FTS.B, Zero Cpn, 4/25/24 ... 10,734 9,917
6022160.SQ.FTS.B, Zero Cpn, 4/25/24 ... 65,595 61,718
6022999.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,138 1,975
6023032.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,278 1,182
6023054.SQ.FTS.B, Zero Cpn, 4/25/24 ... 6,711 6,294
6023184.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,745 1,612
6023209.SQ.FTS.B, Zero Cpn, 4/25/24 ... 27,865 26,135
6023580.SQ.FTS.B, Zero Cpn, 4/25/24 ... 23,072 21,553
6023754.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,270 3,048
6023794.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,619 1,524
6023827.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,976 3,699
6023884.SQ.FTS.B, Zero Cpn, 4/25/24 ... 7,814 7,343
6023977.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,405 3,160
6024013.SQ.FTS.B, Zero Cpn, 4/25/24 ... 18,606 17,444
6024177.SQ.FTS.B, Zero Cpn, 4/25/24 ... 7,898 7,409
6024243.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,608 1,493
6024287.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,828 3,553
6024354.SQ.FTS.B, Zero Cpn, 4/26/24 ... 17,638 16,304
6024561.SQ.FTS.B, Zero Cpn, 4/26/24 ... 15,702 14,574
6024771.SQ.FTS.B, Zero Cpn, 4/26/24 ... 4,412 4,121
6024866.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,543 2,374
6024913.SQ.FTS.B, Zero Cpn, 4/26/24 ... 22,502 20,950
6025607.SQ.FTS.B, Zero Cpn, 4/26/24 ... 23,325 21,829
6025866.SQ.FTS.B, Zero Cpn, 4/26/24 ... 21,886 20,592
6026095.SQ.FTS.B, Zero Cpn, 4/26/24 ... 7,457 6,979
6026147.SQ.FTS.B, Zero Cpn, 4/26/24 ... 25,162 23,500
6026339.SQ.FTS.B, Zero Cpn, 4/26/24 ... 47,091 44,115
6026840.SQ.FTS.B, Zero Cpn, 4/26/24 ... 5,094 4,793
6026900.SQ.FTS.B, Zero Cpn, 4/26/24 ... 13,074 12,183
6026984.SQ.FTS.B, Zero Cpn, 4/26/24 ... 4,066 3,759
6027029.SQ.FTS.B, Zero Cpn, 4/26/24 ... 25,540 23,672
6027226.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,545 2,354
6027258.SQ.FTS.B, Zero Cpn, 4/26/24 ... 9,917 9,318
6027379.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,662 3,399
6027430.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,065 2,863
36,215,446
Freedom Financial Asset Management LLC
APP-11690146.FP.FTS.B, 5.99%, 12/01/23 4,456 4,495

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11695207.FP.FTS.B, 15.49%, 12/12/23 $ 7,072 $ 7,130
APP-12210758.FP.FTS.B, 22.49%, 1/15/24 11,426 11,488
APP-11798810.FP.FTS.B, 5.99%, 1/21/24 . 3,253 3,280
APP-11878331.FP.FTS.B, 5.99%, 1/22/24 . 7,661 7,752
APP-12050449.FP.FTS.B, 5.99%, 1/22/24 . 5,032 5,089
APP-11694096.FP.FTS.B, 5.99%, 1/30/24 . 4,493 4,549
APP-11723164.FP.FTS.B, 17.99%, 2/01/24 3,382 3,384
APP-11550730.FP.FTS.B, 23.99%, 2/03/24 6,879 6,903
APP-11695208.FP.FTS.B, 5.99%, 2/04/24 . 4,911 4,961
APP-12436440.FP.FTS.B, 18.99%, 2/09/24 5,658 5,694
APP-12150591.FP.FTS.B, 5.99%, 2/28/24 . 5,612 5,676
APP-12139572.FP.FTS.B, 5.99%, 3/01/24 . 7,149 7,225
APP-12139722.FP.FTS.B, 5.99%, 3/02/24 . 7,514 7,595
APP-12050193.FP.FTS.B, 5.99%, 3/06/24 . 7,882 7,971
APP-12173490.FP.FTS.B, 17.99%, 3/08/24 5,346 5,391
APP-12412711.FP.FTS.B, 5.99%, 3/16/24 . 7,772 7,868
APP-12460422.FP.FTS.B, 16.99%, 3/25/24 6,046 6,131
APP-14865243.FP.FTS.B, 5.99%, 6/10/24 . 8,463 8,570
APP-14828374.FP.FTS.B, 5.99%, 7/29/24 . 7,390 7,527
APP-17500700.FP.FTS.B, 5.99%, 8/03/24 . 4,237 4,292
APP-17433587.FP.FTS.B, 5.99%, 8/12/24 . 9,175 9,316
APP-10161712.FP.FTS.B, 23.99%, 8/15/24 4,811 4,726
APP-16681389.FP.FTS.B, 5.99%, 9/01/24 . 6,579 6,668
APP-16681827.FP.FTS.B, 5.99%, 9/01/24 . 9,210 9,341
APP-16688861.FP.FTS.B, 5.99%, 9/01/24 . 9,912 10,053
APP-16667764.FP.FTS.B, 5.99%, 9/10/24 . 9,225 9,377
APP-16650407.FP.FTS.B, 5.99%, 9/13/24 . 4,615 4,691
APP-17479345.FP.FTS.B, 5.99%, 9/13/24 . 4,846 4,923
APP-17493062.FP.FTS.B, 5.99%, 9/13/24 . 8,678 8,809
APP-17474545.FP.FTS.B, 16.49%, 9/13/24 6,315 1,978
APP-17508043.FP.FTS.B, 17.49%, 9/13/24 10,292 10,403
APP-16660226.FP.FTS.B, 5.99%, 9/14/24 . 9,943 10,107
APP-16682744.FP.FTS.B, 11.24%, 9/14/24 19,503 19,856
APP-16652913.FP.FTS.B, 16.24%, 9/14/24 37,446 38,038
APP-17325113.FP.FTS.B, 17.49%, 9/14/24 9,289 9,400
APP-17485719.FP.FTS.B, 5.99%, 9/15/24 . 8,291 8,427
APP-16473194.FP.FTS.B, 10.74%, 9/18/24 13,401 13,653
APP-17492345.FP.FTS.B, 5.99%, 9/19/24 . 9,818 9,984
APP-16335567.FP.FTS.B, 5.99%, 9/24/24 . 11,548 11,766
APP-17451429.FP.FTS.B, 5.99%, 9/24/24 . 10,182 10,362
APP-16336846.FP.FTS.B, 14.24%, 9/24/24 17,804 18,132
APP-17490514.FP.FTS.B, 5.99%, 9/27/24 . 6,802 6,927
APP-10876917.FP.FTS.B, 23.99%,
10/19/24 .......................... 7,525 7,403
APP-10609876.FP.FTS.B, 25.49%,
10/25/24 .......................... 8,143 1,880
APP-10901539.FP.FTS.B, 15.49%, 11/27/24 23,629 23,775
APP-10784743.FP.FTS.B, 23.99%, 11/28/24 10,930 10,864
APP-11694740.FP.FTS.B, 7.49%, 12/15/24 16,017 16,172
APP-11595022.FP.FTS.B, 8.49%, 12/16/24 14,138 14,284
APP-11694411.FP.FTS.B, 13.99%, 12/21/24 13,388 13,526
APP-11731526.FP.FTS.B, 16.49%, 12/21/24 10,150 10,190
APP-11694509.FP.FTS.B, 9.74%, 12/22/24 11,903 12,018
APP-11736995.FP.FTS.B, 17.99%, 12/22/24 8,023 8,062
APP-11695015.FP.FTS.B, 18.49%, 12/22/24 27,660 27,687
APP-11395504.FP.FTS.B, 25.49%, 1/08/25 8,590 8,517
APP-12144621.FP.FTS.B, 25.49%, 1/21/25 8,128 8,035
APP-11798754.FP.FTS.B, 6.99%, 1/22/25 . 23,079 23,349
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12148090.FP.FTS.B, 9.74%, 1/22/25 . $ 13,964 $ 14,123
APP-12167100.FP.FTS.B, 17.99%, 1/22/25 7,962 7,950
APP-12173761.FP.FTS.B, 25.49%, 1/22/25 7,322 7,245
APP-12185700.FP.FTS.B, 9.74%, 1/23/25 . 10,802 10,928
APP-12164966.FP.FTS.B, 11.74%, 1/23/25 16,398 16,573
APP-12179908.FP.FTS.B, 18.99%, 1/23/25 7,986 8,006
APP-12087415.FP.FTS.B, 12.99%, 1/25/25 20,650 20,760
APP-11924017.FP.FTS.B, 15.99%, 1/28/25 14,448 14,569
APP-11702169.FP.FTS.B, 25.49%, 1/28/25 8,103 2,961
APP-11509368.FP.FTS.B, 14.99%, 1/29/25 19,482 19,611
APP-12365615.FP.FTS.B, 16.99%, 2/01/25 8,155 8,189
APP-12414484.FP.FTS.B, 17.24%, 2/02/25 26,398 26,049
APP-12287483.FP.FTS.B, 12.99%, 2/03/25 18,573 18,547
APP-11733782.FP.FTS.B, 15.74%, 2/03/25 16,906 16,611
APP-11725711.FP.FTS.B, 21.99%, 2/03/25 10,763 10,530
APP-11694464.FP.FTS.B, 11.49%, 2/04/25 10,242 10,354
APP-12175602.FP.FTS.B, 17.49%, 2/25/25 11,023 11,063
APP-12085226.FP.FTS.B, 23.99%, 2/25/25 11,863 11,762
APP-12213351.FP.FTS.B, 13.24%, 2/26/25 8,644 8,751
APP-12175455.FP.FTS.B, 16.99%, 3/01/25 7,634 7,693
APP-12165485.FP.FTS.B, 18.99%, 3/01/25 12,415 12,321
APP-12141452.FP.FTS.B, 17.49%, 3/04/25 17,288 17,065
APP-12029075.FP.FTS.B, 15.99%, 3/05/25 16,416 16,367
APP-12155870.FP.FTS.B, 15.99%, 3/05/25 14,798 14,927
APP-12173727.FP.FTS.B, 18.49%, 3/05/25 26,104 25,679
APP-12124683.FP.FTS.B, 16.99%, 3/06/25 11,482 11,331
APP-12172939.FP.FTS.B, 9.74%, 3/07/25 . 16,110 16,302
APP-12017283.FP.FTS.B, 14.24%, 3/07/25 26,311 26,468
APP-12142572.FP.FTS.B, 15.24%, 3/07/25 37,985 38,460
APP-10156554.FP.FTS.B, 9.49%, 3/08/25 . 20,569 20,820
APP-12188446.FP.FTS.B, 11.99%, 3/08/25 16,241 16,392
APP-12185763.FP.FTS.B, 12.99%, 3/08/25 19,469 19,473
APP-12184624.FP.FTS.B, 15.74%, 3/08/25 15,321 15,068
APP-12168882.FP.FTS.B, 17.49%, 3/08/25 19,864 19,779
APP-12175546.FP.FTS.B, 17.99%, 3/08/25 13,264 13,226
APP-12031531.FP.FTS.B, 20.99%, 3/08/25 14,177 13,868
APP-12414365.FP.FTS.B, 9.74%, 3/09/25 . 11,399 11,543
APP-12414463.FP.FTS.B, 16.99%, 3/09/25 6,667 1,242
APP-12178610.FP.FTS.B, 23.99%, 3/09/25 10,751 10,697
APP-12139801.FP.FTS.B, 9.49%, 3/11/25 . 17,499 17,725
APP-12309616.FP.FTS.B, 13.49%, 3/18/25 10,289 10,402
APP-11853561.FP.FTS.B, 17.99%, 3/18/25 12,420 12,455
APP-12050722.FP.FTS.B, 9.49%, 3/20/25 . 16,292 16,511
APP-12281554.FP.FTS.B, 9.49%, 3/20/25 . 22,211 22,510
APP-12416946.FP.FTS.B, 9.49%, 3/20/25 . 17,705 17,943
APP-12426976.FP.FTS.B, 18.99%, 3/20/25 12,865 12,821
APP-12413819.FP.FTS.B, 16.99%, 3/21/25 9,277 9,314
APP-12106203.FP.FTS.B, 9.74%, 3/22/25 . 15,647 15,866
APP-12270743.FP.FTS.B, 16.49%, 3/22/25 13,201 13,302
APP-12381356.FP.FTS.B, 9.74%, 3/24/25 . 12,721 12,898
APP-12414413.FP.FTS.B, 17.99%, 3/25/25 13,490 13,572
APP-15099844.FP.FTS.B, 19.99%, 7/15/25 14,516 14,543
APP-15072875.FP.FTS.B, 15.49%, 7/18/25 16,226 16,382
APP-15063599.FP.FTS.B, 8.24%, 7/23/25 . 23,022 23,398
APP-15073908.FP.FTS.B, 22.74%, 7/25/25 16,449 16,527
APP-15066363.FP.FTS.B, 10.49%, 7/26/25 22,711 23,094
APP-15045529.FP.FTS.B, 25.49%, 7/26/25 13,995 14,088
APP-15052562.FP.FTS.B, 10.24%, 7/29/25 29,729 30,276

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-15077310.FP.FTS.B, 25.49%, 7/29/25 $ 10,272 $ 10,358
APP-17112174.FP.FTS.B, 11.74%, 8/12/25 12,083 12,257
APP-10157776.FP.FTS.B, 22.49%, 8/13/25 30,417 30,608
APP-16709443.FP.FTS.B, 15.24%, 9/02/25 14,701 14,932
APP-17041993.FP.FTS.B, 13.74%, 9/05/25 33,411 33,898
APP-17017611.FP.FTS.B, 11.99%, 9/06/25 39,734 40,356
APP-16692788.FP.FTS.B, 10.74%, 9/10/25 11,448 11,640
APP-16716169.FP.FTS.B, 9.49%, 9/14/25 . 14,994 15,261
APP-17284270.FP.FTS.B, 13.74%, 9/15/25 38,184 38,763
APP-16721812.FP.FTS.B, 14.24%, 9/15/25 13,112 13,345
APP-16948390.FP.FTS.B, 13.99%, 9/16/25 14,401 14,648
APP-16622583.FP.FTS.B, 15.99%, 9/16/25 12,974 13,091
APP-16911624.FP.FTS.B, 10.99%, 9/18/25 27,472 27,979
APP-17495714.FP.FTS.B, 11.74%, 9/26/25 14,352 14,630
APP-17498465.FP.FTS.B, 17.49%, 9/27/25 19,259 19,573
APP-10861885.FP.FTS.B, 15.49%,
10/17/25 .......................... 16,705 16,903
APP-10833798.FP.FTS.B, 15.99%,
10/18/25 .......................... 16,111 16,301
APP-10463967.FP.FTS.B, 18.99%,
10/23/25 .......................... 19,175 19,326
APP-10612921.FP.FTS.B, 18.49%, 11/07/25 9,611 9,720
APP-11579289.FP.FTS.B, 10.99%, 12/05/25 10,697 10,804
APP-11678649.FP.FTS.B, 18.49%, 12/17/25 15,710 15,674
APP-11737115.FP.FTS.B, 12.49%, 12/18/25 12,683 12,850
APP-11731020.FP.FTS.B, 19.99%, 12/20/25 27,593 27,672
APP-11693902.FP.FTS.B, 15.24%, 12/21/25 26,370 26,673
APP-11712135.FP.FTS.B, 13.24%, 12/22/25 11,657 11,825
APP-11531737.FP.FTS.B, 13.99%, 12/22/25 10,864 10,995
APP-11442801.FP.FTS.B, 16.49%, 12/22/25 15,995 16,174
APP-10314724.FP.FTS.B, 11.74%, 1/08/26 24,059 24,305
APP-12165054.FP.FTS.B, 10.24%, 1/14/26 15,924 16,114
APP-12174416.FP.FTS.B, 10.24%, 1/22/26 17,248 17,484
APP-12171910.FP.FTS.B, 12.49%, 1/22/26 13,392 13,571
APP-11799040.FP.FTS.B, 15.74%, 1/22/26 34,855 35,095
APP-12199831.FP.FTS.B, 16.99%, 1/22/26 13,042 13,175
APP-12006366.FP.FTS.B, 20.99%, 1/22/26 8,681 8,741
APP-11687753.FP.FTS.B, 13.49%, 1/25/26 18,948 19,218
APP-11694677.FP.FTS.B, 10.24%, 1/28/26 13,099 13,307
APP-11657555.FP.FTS.B, 18.49%, 1/28/26 40,872 41,319
APP-12287012.FP.FTS.B, 17.49%, 2/01/26 12,103 12,066
APP-12458983.FP.FTS.B, 15.99%, 2/02/26 10,448 10,542
APP-11579337.FP.FTS.B, 10.99%, 2/04/26 22,299 22,630
APP-11595092.FP.FTS.B, 19.49%, 2/05/26 34,971 35,096
APP-12168235.FP.FTS.B, 19.49%, 2/23/26 7,986 8,057
APP-12139578.FP.FTS.B, 15.24%, 2/24/26 9,999 10,140
APP-12119897.FP.FTS.B, 10.24%, 2/28/26 18,796 19,078
APP-12174351.FP.FTS.B, 15.99%, 3/01/26 17,547 17,533
APP-12176488.FP.FTS.B, 14.99%, 3/04/26 17,513 17,734
APP-12033031.FP.FTS.B, 13.99%, 3/05/26 6,554 6,653
APP-12050179.FP.FTS.B, 16.49%, 3/07/26 14,802 15,011
APP-12128364.FP.FTS.B, 13.24%, 3/08/26 23,158 23,197
APP-12463162.FP.FTS.B, 18.49%, 3/10/26 14,083 14,155
APP-12209184.FP.FTS.B, 19.49%, 3/11/26 12,968 12,989
APP-12270284.FP.FTS.B, 9.99%, 3/14/26 . 32,882 33,363
APP-12287014.FP.FTS.B, 16.99%, 3/15/26 13,758 13,884
APP-12466087.FP.FTS.B, 18.99%, 3/15/26 11,741 11,813
APP-12397804.FP.FTS.B, 16.99%, 3/16/26 11,086 11,193
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12400371.FP.FTS.B, 16.99%, 3/16/26 $ 19,715 $ 19,885
APP-12372783.FP.FTS.B, 14.99%, 3/17/26 19,173 19,350
APP-12406010.FP.FTS.B, 9.99%, 3/18/26 . 21,562 21,899
APP-12431691.FP.FTS.B, 9.49%, 3/20/26 . 26,262 26,686
APP-12286988.FP.FTS.B, 10.99%, 3/21/26 43,091 43,812
APP-12343526.FP.FTS.B, 16.99%, 3/21/26 22,570 22,796
APP-12463857.FP.FTS.B, 17.49%, 3/21/26 9,462 971
APP-12448349.FP.FTS.B, 14.99%, 3/23/26 19,316 19,520
APP-12414671.FP.FTS.B, 15.99%, 3/23/26 20,676 20,943
APP-12431061.FP.FTS.B, 10.99%, 3/24/26 42,893 43,648
APP-12443256.FP.FTS.B, 16.74%, 3/24/26 33,993 34,378
APP-12414591.FP.FTS.B, 19.49%, 3/24/26 8,569 8,679
APP-12459668.FP.FTS.B, 14.99%, 3/25/26 16,502 16,722
APP-12463779.FP.FTS.B, 15.99%, 3/25/26 12,236 12,456
APP-12464227.FP.FTS.B, 16.24%, 3/25/26 27,971 28,160
APP-12414582.FP.FTS.B, 18.49%, 3/25/26 17,668 17,894
APP-15072534.FP.FTS.B, 20.49%, 7/13/26 11,338 11,383
APP-15117837.FP.FTS.B, 22.24%, 7/15/26 14,204 14,259
APP-15068337.FP.FTS.B, 8.99%, 7/20/26 . 16,626 16,907
APP-14891119.FP.FTS.B, 18.74%, 7/24/26 47,381 48,044
APP-15053612.FP.FTS.B, 13.99%, 7/26/26 10,991 11,204
APP-15053337.FP.FTS.B, 17.99%, 7/26/26 11,424 11,573
APP-15004884.FP.FTS.B, 15.99%, 7/27/26 25,510 26,005
APP-15119191.FP.FTS.B, 18.49%, 7/28/26 6,054 6,150
APP-14912105.FP.FTS.B, 20.99%, 7/29/26 18,126 18,372
APP-16636359.FP.FTS.B, 14.74%, 7/30/26 24,949 25,360
APP-16690474.FP.FTS.B, 9.24%, 8/01/26 . 28,952 29,372
APP-17115035.FP.FTS.B, 18.49%, 8/03/26 11,851 11,911
APP-10174955.FP.FTS.B, 19.49%, 8/15/26 9,597 9,484
APP-16684485.FP.FTS.B, 11.24%, 9/02/26 22,284 22,634
APP-16637564.FP.FTS.B, 15.99%, 9/03/26 8,224 8,342
APP-16719236.FP.FTS.B, 10.49%, 9/04/26 17,386 17,647
APP-16676602.FP.FTS.B, 11.24%, 9/05/26 24,168 24,557
APP-10573456.FP.FTS.B, 17.49%, 9/10/26 13,693 7,703
APP-16630984.FP.FTS.B, 14.49%, 9/12/26 14,594 14,854
APP-17112604.FP.FTS.B, 11.74%, 9/15/26 24,405 24,805
APP-16335651.FP.FTS.B, 14.49%, 9/15/26 16,425 16,756
APP-16632934.FP.FTS.B, 14.49%, 9/15/26 48,706 49,710
APP-17464221.FP.FTS.B, 16.74%, 9/15/26 13,483 13,620
APP-17032039.FP.FTS.B, 10.49%, 9/16/26 25,057 25,539
APP-16710569.FP.FTS.B, 15.49%, 9/16/26 24,378 24,886
APP-16640009.FP.FTS.B, 12.49%, 9/19/26 17,400 17,763
APP-16883094.FP.FTS.B, 14.74%, 9/19/26 687 686
APP-10406165.FP.FTS.B, 18.99%, 9/20/26 16,376 16,488
APP-16275007.FP.FTS.B, 12.49%, 9/22/26 13,580 13,834
APP-17279512.FP.FTS.B, 16.74%, 9/22/26 14,604 14,822
APP-17112160.FP.FTS.B, 12.24%, 9/25/26 24,475 24,950
APP-17112272.FP.FTS.B, 14.24%, 9/25/26 22,079 22,522
APP-17457461.FP.FTS.B, 16.74%, 9/27/26 13,759 13,998
APP-16637316.FP.FTS.B, 18.24%, 9/27/26 17,104 17,407
APP-09994260.FP.FTS.B, 17.49%, 9/28/26 28,022 28,455
APP-10843011.FP.FTS.B, 21.49%, 10/20/26 19,497 7,190
APP-10590417.FP.FTS.B, 17.99%,
10/23/26 .......................... 18,521 18,567
APP-10618590.FP.FTS.B, 20.49%,
10/26/26 .......................... 13,646 13,559
APP-11021919.FP.FTS.B, 17.99%, 11/03/26 15,799 15,728
APP-10582732.FP.FTS.B, 21.99%, 11/04/26 8,134 1,661

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10609892.FP.FTS.B, 17.99%, 11/05/26 $ 254 $ –
APP-11341867.FP.FTS.B, 14.99%, 11/20/26 22,272 22,464
APP-11400385.FP.FTS.B, 14.49%, 11/26/26 10,355 10,486
APP-11381442.FP.FTS.B, 20.49%, 11/26/26 22,028 22,094
APP-10850914.FP.FTS.B, 14.24%, 11/29/26 20,909 21,244
APP-10801509.FP.FTS.B, 19.49%, 11/29/26 24,823 3,426
APP-11744624.FP.FTS.B, 13.24%, 12/09/26 20,886 21,061
APP-11579549.FP.FTS.B, 13.49%, 12/15/26 40,949 41,377
APP-11695023.FP.FTS.B, 13.49%, 12/15/26 14,753 14,907
APP-11700609.FP.FTS.B, 19.99%, 12/15/26 44,471 44,485
APP-11737058.FP.FTS.B, 22.49%, 12/15/26 8,772 8,729
APP-11671786.FP.FTS.B, 22.49%, 12/16/26 7,973 7,939
APP-11736851.FP.FTS.B, 19.99%, 12/17/26 12,470 12,465
APP-11679563.FP.FTS.B, 17.99%, 12/18/26 26,780 26,950
APP-11693245.FP.FTS.B, 18.49%, 12/18/26 18,463 18,426
APP-11719573.FP.FTS.B, 19.99%, 12/18/26 11,588 11,561
APP-11665810.FP.FTS.B, 20.99%, 12/18/26 30,323 30,209
APP-11579432.FP.FTS.B, 14.99%, 12/19/26 14,171 14,318
APP-11022370.FP.FTS.B, 16.49%, 12/20/26 9,710 9,849
APP-11733566.FP.FTS.B, 19.24%, 12/20/26 19,024 18,936
APP-11740523.FP.FTS.B, 10.99%, 12/21/26 21,357 21,646
APP-11724221.FP.FTS.B, 11.24%, 12/21/26 43,462 44,051
APP-11443178.FP.FTS.B, 11.74%, 12/21/26 12,189 12,344
APP-11694985.FP.FTS.B, 12.99%, 12/21/26 12,038 12,189
APP-11695114.FP.FTS.B, 17.49%, 12/21/26 13,933 14,022
APP-11730592.FP.FTS.B, 17.99%, 12/21/26 37,299 37,448
APP-11723942.FP.FTS.B, 19.49%, 12/21/26 42,636 42,721
APP-11726144.FP.FTS.B, 20.49%, 12/21/26 27,685 27,674
APP-11553389.FP.FTS.B, 12.24%, 12/22/26 17,846 18,073
APP-11563018.FP.FTS.B, 18.99%, 12/22/26 7,993 7,911
APP-11731905.FP.FTS.B, 18.99%, 12/22/26 17,824 17,903
APP-11735206.FP.FTS.B, 19.49%, 12/22/26 19,280 19,329
APP-11730543.FP.FTS.B, 19.99%, 12/22/26 12,948 12,953
APP-11733931.FP.FTS.B, 19.99%, 12/22/26 14,988 1,604
APP-11401848.FP.FTS.B, 15.49%, 1/05/27 11,501 11,485
APP-12116526.FP.FTS.B, 18.99%, 1/05/27 13,370 13,271
APP-11146646.FP.FTS.B, 12.74%, 1/07/27 28,443 28,768
APP-11411446.FP.FTS.B, 17.99%, 1/09/27 44,817 45,292
APP-11208788.FP.FTS.B, 20.99%, 1/09/27 15,275 15,084
APP-11397497.FP.FTS.B, 11.99%, 1/10/27 20,784 21,121
APP-11410185.FP.FTS.B, 22.49%, 1/10/27 26,440 26,212
APP-11413059.FP.FTS.B, 13.74%, 1/11/27 11,588 11,737
APP-11946615.FP.FTS.B, 16.49%, 1/11/27 19,925 20,074
APP-12090452.FP.FTS.B, 16.99%, 1/15/27 17,861 17,868
APP-12139980.FP.FTS.B, 19.99%, 1/15/27 6,745 6,728
APP-12032875.FP.FTS.B, 11.24%, 1/16/27 22,269 22,496
APP-12094650.FP.FTS.B, 18.99%, 1/19/27 7,197 7,210
APP-12073890.FP.FTS.B, 10.99%, 1/20/27 19,382 19,622
APP-12213292.FP.FTS.B, 12.99%, 1/20/27 12,598 12,741
APP-12132313.FP.FTS.B, 11.24%, 1/21/27 11,466 11,610
APP-12137436.FP.FTS.B, 16.99%, 1/21/27 26,753 26,800
APP-12173162.FP.FTS.B, 17.49%, 1/21/27 15,400 15,460
APP-12138638.FP.FTS.B, 19.99%, 1/21/27 1 1
APP-11798808.FP.FTS.B, 10.99%, 1/22/27 17,650 17,878
APP-12172519.FP.FTS.B, 11.24%, 1/22/27 13,235 13,406
APP-12154405.FP.FTS.B, 14.49%, 1/22/27 13,359 13,495
APP-12161019.FP.FTS.B, 20.49%, 1/22/27 9,523 9,494
APP-12122672.FP.FTS.B, 22.99%, 1/22/27 14,533 14,443
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12169743.FP.FTS.B, 24.24%, 1/22/27 $ 27,280 $ 27,080
APP-12186510.FP.FTS.B, 9.74%, 1/23/27 . 36,827 37,323
APP-12107351.FP.FTS.B, 16.49%, 1/23/27 19,701 19,770
APP-12089965.FP.FTS.B, 8.99%, 1/25/27 . 30,688 31,119
APP-12105986.FP.FTS.B, 10.99%, 1/25/27 30,333 30,758
APP-11732587.FP.FTS.B, 23.49%, 1/25/27 9,050 9,038
APP-12209707.FP.FTS.B, 25.49%, 1/25/27 10,156 10,124
APP-11595106.FP.FTS.B, 13.49%, 1/26/27 12,435 12,607
APP-11579435.FP.FTS.B, 15.49%, 1/28/27 17,221 17,348
APP-11694310.FP.FTS.B, 16.74%, 1/28/27 40,101 40,648
APP-11739118.FP.FTS.B, 16.99%, 1/28/27 14,233 14,321
APP-11595260.FP.FTS.B, 18.99%, 1/29/27 13,299 13,389
APP-11588109.FP.FTS.B, 20.49%, 1/30/27 22,513 22,622
APP-11697560.FP.FTS.B, 12.49%, 1/31/27 36,253 36,724
APP-12414657.FP.FTS.B, 10.99%, 2/01/27 32,444 32,775
APP-12462065.FP.FTS.B, 17.74%, 2/01/27 35,420 34,971
APP-12459489.FP.FTS.B, 18.24%, 2/01/27 36,328 36,106
APP-11711469.FP.FTS.B, 19.99%, 2/01/27 15,034 14,928
APP-11705115.FP.FTS.B, 21.49%, 2/01/27 45,755 45,225
APP-11709913.FP.FTS.B, 21.49%, 2/02/27 45,988 45,690
APP-12408607.FP.FTS.B, 18.49%, 2/03/27 14,838 14,651
APP-11732543.FP.FTS.B, 20.99%, 2/03/27 13,472 13,296
APP-11694211.FP.FTS.B, 11.99%, 2/04/27 44,841 45,531
APP-11724908.FP.FTS.B, 12.74%, 2/04/27 37,244 37,707
APP-11709701.FP.FTS.B, 16.49%, 2/04/27 13,653 13,794
APP-11712504.FP.FTS.B, 17.99%, 2/04/27 9,074 9,177
APP-11725393.FP.FTS.B, 17.99%, 2/04/27 45,370 45,266
APP-11731565.FP.FTS.B, 18.99%, 2/04/27 45,511 45,545
APP-11695149.FP.FTS.B, 19.49%, 2/04/27 19,805 19,698
APP-11732774.FP.FTS.B, 19.49%, 2/04/27 10,940 10,880
APP-11694359.FP.FTS.B, 19.99%, 2/04/27 10,346 10,327
APP-11660434.FP.FTS.B, 20.49%, 2/04/27 26,318 26,180
APP-11694079.FP.FTS.B, 10.99%, 2/05/27 19,537 19,810
APP-11722179.FP.FTS.B, 11.99%, 2/05/27 24,919 25,274
APP-11740935.FP.FTS.B, 13.99%, 2/05/27 44,805 45,394
APP-11608429.FP.FTS.B, 17.49%, 2/05/27 36,260 36,683
APP-11744076.FP.FTS.B, 17.49%, 2/05/27 20,884 20,939
APP-09759707.FP.FTS.B, 18.99%, 2/05/27 6,831 6,840
APP-11741297.FP.FTS.B, 19.24%, 2/05/27 19,142 18,915
APP-11724087.FP.FTS.B, 19.99%, 2/05/27 9,136 9,093
APP-11742772.FP.FTS.B, 19.99%, 2/05/27 14,513 14,444
APP-11742867.FP.FTS.B, 23.24%, 2/05/27 18,451 18,219
APP-12337990.FP.FTS.B, 16.49%, 2/07/27 7,289 7,363
APP-11738196.FP.FTS.B, 21.99%, 2/15/27 10,141 10,138
APP-12029572.FP.FTS.B, 16.99%, 2/24/27 17,125 17,180
APP-12033253.FP.FTS.B, 17.99%, 2/24/27 12,897 12,889
APP-12159528.FP.FTS.B, 18.99%, 2/28/27 13,574 13,629
APP-12050224.FP.FTS.B, 11.74%, 3/01/27 38,264 38,744
APP-12156019.FP.FTS.B, 13.24%, 3/01/27 28,450 28,744
APP-12168636.FP.FTS.B, 13.24%, 3/01/27 18,084 18,276
APP-12210481.FP.FTS.B, 15.49%, 3/01/27 22,776 22,729
APP-12171147.FP.FTS.B, 16.24%, 3/01/27 28,429 8,827
APP-12208752.FP.FTS.B, 16.49%, 3/01/27 20,906 5,909
APP-12211243.FP.FTS.B, 17.24%, 3/01/27 33,096 33,029
APP-12107891.FP.FTS.B, 17.99%, 3/01/27 14,461 14,331
APP-12175594.FP.FTS.B, 18.99%, 3/01/27 12,848 12,788
APP-12208717.FP.FTS.B, 21.74%, 3/01/27 23,027 22,677
APP-12150597.FP.FTS.B, 25.49%, 3/01/27 9,819 9,647

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12176496.FP.FTS.B, 18.49%, 3/02/27 $ 19,946 $ 19,863
APP-12158633.FP.FTS.B, 23.24%, 3/02/27 18,575 18,262
APP-12005996.FP.FTS.B, 15.49%, 3/03/27 10,929 10,909
APP-12185324.FP.FTS.B, 19.99%, 3/04/27 12,169 12,035
APP-11708192.FP.FTS.B, 25.49%, 3/04/27 10,496 10,373
APP-12105218.FP.FTS.B, 10.99%, 3/05/27 22,656 22,992
APP-12101962.FP.FTS.B, 13.49%, 3/05/27 13,787 6,959
APP-12214905.FP.FTS.B, 16.49%, 3/05/27 10,965 11,081
APP-12159801.FP.FTS.B, 16.99%, 3/05/27 25,411 25,419
APP-12123398.FP.FTS.B, 19.99%, 3/05/27 18,464 18,256
APP-12164096.FP.FTS.B, 21.49%, 3/05/27 13,293 13,115
APP-12133804.FP.FTS.B, 10.99%, 3/06/27 19,796 20,065
APP-12168034.FP.FTS.B, 18.99%, 3/06/27 14,463 14,424
APP-12172482.FP.FTS.B, 20.49%, 3/06/27 26,153 26,162
APP-12050159.FP.FTS.B, 13.24%, 3/07/27 31,521 31,933
APP-12124756.FP.FTS.B, 13.24%, 3/07/27 3,274 3,269
APP-12032991.FP.FTS.B, 14.49%, 3/07/27 21,372 21,604
APP-12171245.FP.FTS.B, 16.99%, 3/07/27 27,760 5,524
APP-12125835.FP.FTS.B, 19.99%, 3/07/27 13,072 13,052
APP-12168830.FP.FTS.B, 22.49%, 3/07/27 9,568 9,463
APP-12140862.FP.FTS.B, 8.99%, 3/08/27 . 23,394 23,775
APP-12164888.FP.FTS.B, 8.99%, 3/08/27 . 30,412 30,828
APP-12105970.FP.FTS.B, 10.99%, 3/08/27 20,252 20,543
APP-12155604.FP.FTS.B, 11.24%, 3/08/27 14,222 14,427
APP-12097459.FP.FTS.B, 13.24%, 3/08/27 22,684 22,980
APP-12106008.FP.FTS.B, 13.49%, 3/08/27 14,338 14,530
APP-12050743.FP.FTS.B, 14.99%, 3/08/27 16,032 16,208
APP-12150738.FP.FTS.B, 16.74%, 3/08/27 39,682 40,122
APP-12167178.FP.FTS.B, 17.49%, 3/08/27 23,310 23,329
APP-12188890.FP.FTS.B, 20.49%, 3/08/27 17,402 17,254
APP-12432804.FP.FTS.B, 13.24%, 3/09/27 33,080 33,448
APP-12366828.FP.FTS.B, 16.99%, 3/09/27 14,691 14,819
APP-12427802.FP.FTS.B, 18.24%, 3/09/27 46,511 15,017
APP-12427999.FP.FTS.B, 18.99%, 3/09/27 23,863 23,816
APP-12176276.FP.FTS.B, 19.99%, 3/09/27 17,693 17,655
APP-11965580.FP.FTS.B, 20.49%, 3/09/27 25,472 25,271
APP-11508449.FP.FTS.B, 8.49%, 3/10/27 . 27,646 27,993
APP-12216897.FP.FTS.B, 10.99%, 3/10/27 35,851 36,304
APP-12448900.FP.FTS.B, 13.24%, 3/10/27 28,477 28,798
APP-12450922.FP.FTS.B, 15.24%, 3/10/27 32,992 33,004
APP-12451319.FP.FTS.B, 17.49%, 3/10/27 10,939 10,886
APP-12203395.FP.FTS.B, 22.49%, 3/10/27 10,299 10,230
APP-12199670.FP.FTS.B, 10.99%, 3/11/27 30,312 30,685
APP-12459432.FP.FTS.B, 13.24%, 3/11/27 22,637 22,902
APP-12464629.FP.FTS.B, 16.49%, 3/11/27 13,677 13,840
APP-12459441.FP.FTS.B, 17.49%, 3/11/27 15,505 15,518
APP-12210087.FP.FTS.B, 18.74%, 3/11/27 46,020 46,050
APP-12212610.FP.FTS.B, 18.99%, 3/11/27 8,843 8,873
APP-12459768.FP.FTS.B, 19.74%, 3/11/27 31,690 31,570
APP-12071137.FP.FTS.B, 19.99%, 3/11/27 25,205 25,147
APP-12460903.FP.FTS.B, 10.99%, 3/15/27 35,902 36,408
APP-12467297.FP.FTS.B, 13.24%, 3/15/27 28,506 28,877
APP-12442169.FP.FTS.B, 14.49%, 3/15/27 19,052 19,264
APP-12291770.FP.FTS.B, 16.49%, 3/15/27 9,198 9,196
APP-12420649.FP.FTS.B, 16.74%, 3/15/27 38,972 39,420
APP-12422367.FP.FTS.B, 18.49%, 3/15/27 10,933 10,942
APP-12379303.FP.FTS.B, 13.24%, 3/16/27 21,834 22,126
APP-12345397.FP.FTS.B, 19.74%, 3/16/27 36,803 36,612
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12196952.FP.FTS.B, 19.99%, 3/16/27 $ 14,538 $ 14,463
APP-12407602.FP.FTS.B, 19.99%, 3/16/27 16,572 16,549
APP-12408935.FP.FTS.B, 19.99%, 3/17/27 12,898 12,839
APP-12433554.FP.FTS.B, 25.49%, 3/17/27 9,338 9,273
APP-12462116.FP.FTS.B, 17.49%, 3/18/27 26,565 26,680
APP-11948900.FP.FTS.B, 17.74%, 3/18/27 40,322 40,499
APP-12418630.FP.FTS.B, 17.99%, 3/18/27 19,258 19,174
APP-12433361.FP.FTS.B, 18.49%, 3/18/27 17,263 17,190
APP-12461150.FP.FTS.B, 18.49%, 3/18/27 16,536 16,465
APP-12421799.FP.FTS.B, 19.74%, 3/18/27 27,686 27,650
APP-12244962.FP.FTS.B, 19.99%, 3/18/27 9,219 9,217
APP-12463831.FP.FTS.B, 19.99%, 3/18/27 9,176 9,197
APP-12357813.FP.FTS.B, 10.99%, 3/20/27 28,783 29,230
APP-12238970.FP.FTS.B, 11.24%, 3/20/27 11,707 11,887
APP-12287686.FP.FTS.B, 11.24%, 3/20/27 21,612 21,915
APP-12422648.FP.FTS.B, 13.24%, 3/20/27 20,975 21,285
APP-12380981.FP.FTS.B, 13.74%, 3/20/27 9,926 10,084
APP-12392789.FP.FTS.B, 18.99%, 3/20/27 16,572 16,629
APP-12230901.FP.FTS.B, 20.24%, 3/20/27 46,160 46,205
APP-12412709.FP.FTS.B, 20.24%, 3/20/27 43,757 43,801
APP-12424835.FP.FTS.B, 23.99%, 3/20/27 30,313 30,162
APP-12459776.FP.FTS.B, 10.99%, 3/21/27 30,394 30,874
APP-12287335.FP.FTS.B, 13.24%, 3/21/27 19,081 19,364
APP-12402614.FP.FTS.B, 13.74%, 3/21/27 23,929 24,305
APP-12450320.FP.FTS.B, 19.99%, 3/21/27 12,932 12,904
APP-12415203.FP.FTS.B, 21.24%, 3/21/27 22,085 21,990
APP-12176796.FP.FTS.B, 8.99%, 3/22/27 . 24,729 25,065
APP-12345892.FP.FTS.B, 13.49%, 3/22/27 14,647 14,866
APP-11904597.FP.FTS.B, 14.74%, 3/22/27 28,886 29,044
APP-12345261.FP.FTS.B, 15.49%, 3/22/27 22,370 22,485
APP-12443158.FP.FTS.B, 17.49%, 3/22/27 11,015 11,030
APP-12453912.FP.FTS.B, 19.74%, 3/22/27 39,033 4,055
APP-12463880.FP.FTS.B, 19.74%, 3/22/27 39,055 4,054
APP-12402250.FP.FTS.B, 19.99%, 3/22/27 23,733 23,758
APP-12446716.FP.FTS.B, 22.49%, 3/22/27 8,561 8,554
APP-12270745.FP.FTS.B, 17.74%, 3/23/27 35,281 35,350
APP-12429877.FP.FTS.B, 19.74%, 3/23/27 27,722 27,793
APP-12435676.FP.FTS.B, 20.49%, 3/23/27 37,050 36,951
APP-12414131.FP.FTS.B, 10.99%, 3/24/27 19,095 19,418
APP-12420863.FP.FTS.B, 17.49%, 3/24/27 17,589 17,717
APP-12463499.FP.FTS.B, 17.49%, 3/24/27 21,263 21,387
APP-12468743.FP.FTS.B, 18.24%, 3/24/27 29,471 29,630
APP-12468934.FP.FTS.B, 19.99%, 3/24/27 9,273 9,329
APP-12408200.FP.FTS.B, 21.74%, 3/24/27 24,368 24,297
APP-12468566.FP.FTS.B, 19.74%, 3/25/27 28,918 29,121
APP-11872544.FP.FTS.B, 19.99%, 3/25/27 12,689 12,691
APP-12171005.FP.FTS.B, 23.99%, 4/08/27 29,615 29,275
APP-12185506.FP.FTS.B, 25.49%, 4/09/27 9,762 6,247
APP-14835801.FP.FTS.B, 11.24%, 6/05/27 28,850 29,186
APP-15016056.FP.FTS.B, 19.24%, 6/06/27 33,412 33,369
APP-14953646.FP.FTS.B, 24.24%, 6/06/27 39,114 38,710
APP-15030908.FP.FTS.B, 16.49%, 6/12/27 16,615 5,132
APP-15007182.FP.FTS.B, 16.99%, 7/11/27 10,983 11,095
APP-15105817.FP.FTS.B, 11.74%, 7/15/27 20,909 21,223
APP-15110260.FP.FTS.B, 13.99%, 7/15/27 30,505 30,934
APP-14523455.FP.FTS.B, 17.24%, 7/15/27 37,755 37,950
APP-15113452.FP.FTS.B, 18.49%, 7/15/27 12,368 12,451
APP-15103060.FP.FTS.B, 19.99%, 7/15/27 15,165 15,244

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-15042778.FP.FTS.B, 20.99%, 7/15/27 $ 21,698 $ 21,773
APP-15066730.FP.FTS.B, 20.99%, 7/15/27 13,846 13,855
APP-15072603.FP.FTS.B, 21.24%, 7/15/27 46,104 46,133
APP-15031339.FP.FTS.B, 24.74%, 7/15/27 18,060 18,109
APP-15871573.FP.FTS.B, 10.99%, 7/20/27 31,872 32,284
APP-14544639.FP.FTS.B, 11.99%, 7/21/27 14,291 14,534
APP-16662334.FP.FTS.B, 15.24%, 7/26/27 25,044 25,391
APP-15072881.FP.FTS.B, 17.49%, 7/26/27 14,446 14,706
APP-15066733.FP.FTS.B, 18.99%, 7/26/27 13,625 13,718
APP-15119411.FP.FTS.B, 9.74%, 7/28/27 . 22,355 22,768
APP-15112623.FP.FTS.B, 13.74%, 7/28/27 8,801 8,909
APP-15122204.FP.FTS.B, 20.74%, 7/28/27 11,629 11,714
APP-15116487.FP.FTS.B, 21.49%, 7/28/27 16,542 16,688
APP-14371097.FP.FTS.B, 14.74%, 7/29/27 48,005 48,952
APP-15602293.FP.FTS.B, 15.49%, 7/30/27 14,989 15,234
APP-16465567.FP.FTS.B, 15.49%, 7/30/27 14,478 14,702
APP-16645516.FP.FTS.B, 10.99%, 7/31/27 19,994 20,329
APP-16640475.FP.FTS.B, 12.74%, 8/02/27 17,439 17,702
APP-16637899.FP.FTS.B, 15.49%, 8/02/27 18,343 18,603
APP-17319474.FP.FTS.B, 16.49%, 8/07/27 48,730 49,283
APP-17245315.FP.FTS.B, 17.74%, 8/09/27 10,273 10,328
APP-16283011.FP.FTS.B, 11.74%, 8/10/27 48,683 49,357
APP-17385444.FP.FTS.B, 15.24%, 8/12/27 24,406 24,725
APP-17439705.FP.FTS.B, 15.24%, 8/12/27 37,737 38,231
APP-15106325.FP.FTS.B, 23.24%, 8/28/27 18,481 18,687
APP-15098807.FP.FTS.B, 26.99%, 8/28/27 11,700 12,140
APP-15124536.FP.FTS.B, 22.99%, 8/29/27 11,000 2,407
APP-16637910.FP.FTS.B, 16.24%, 8/31/27 17,422 17,698
APP-16679044.FP.FTS.B, 8.99%, 9/01/27 . 13,157 13,332
APP-16632155.FP.FTS.B, 11.49%, 9/01/27 17,059 17,301
APP-16448250.FP.FTS.B, 13.49%, 9/01/27 6,832 6,921
APP-16676570.FP.FTS.B, 15.24%, 9/01/27 20,519 20,614
APP-16595714.FP.FTS.B, 16.24%, 9/01/27 19,185 19,453
APP-16714770.FP.FTS.B, 14.49%, 9/02/27 48,852 49,587
APP-16709500.FP.FTS.B, 15.49%, 9/02/27 47,688 48,378
APP-16718578.FP.FTS.B, 15.74%, 9/02/27 10,756 10,917
APP-16852920.FP.FTS.B, 10.99%, 9/04/27 37,949 38,508
APP-16640455.FP.FTS.B, 10.99%, 9/05/27 21,988 22,332
APP-16682911.FP.FTS.B, 14.49%, 9/05/27 16,989 17,249
APP-16800634.FP.FTS.B, 15.99%, 9/10/27 48,029 48,843
APP-16335596.FP.FTS.B, 10.99%, 9/12/27 26,036 26,508
APP-16627732.FP.FTS.B, 12.99%, 9/12/27 24,492 24,948
APP-16399010.FP.FTS.B, 15.24%, 9/12/27 20,666 21,044
APP-15052242.FP.FTS.B, 11.74%, 9/13/27 49,006 50,314
APP-16664397.FP.FTS.B, 12.99%, 9/13/27 24,508 24,973
APP-17484422.FP.FTS.B, 15.24%, 9/13/27 21,585 21,877
APP-10624729.FP.FTS.B, 15.74%, 9/13/27 26,415 26,929
APP-17458875.FP.FTS.B, 16.49%, 9/13/27 4,887 4,955
APP-16677695.FP.FTS.B, 12.99%, 9/14/27 26,471 26,983
APP-16617425.FP.FTS.B, 9.49%, 9/15/27 . 20,570 20,933
APP-16687847.FP.FTS.B, 9.49%, 9/15/27 . 19,543 19,906
APP-17011228.FP.FTS.B, 14.74%, 9/15/27 49,188 50,119
APP-16720658.FP.FTS.B, 15.24%, 9/15/27 38,310 38,999
APP-16686496.FP.FTS.B, 15.74%, 9/15/27 9,861 10,065
APP-17027051.FP.FTS.B, 14.49%, 9/16/27 13,943 14,195
APP-16657112.FP.FTS.B, 15.24%, 9/16/27 21,784 22,218
APP-17010091.FP.FTS.B, 15.49%, 9/18/27 39,330 40,129
APP-17488419.FP.FTS.B, 16.49%, 9/20/27 5,715 5,814
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-16637461.FP.FTS.B, 18.49%, 9/20/27 $ 18,671 $ 18,980
APP-17511251.FP.FTS.B, 17.99%, 9/21/27 22,589 22,974
APP-17497296.FP.FTS.B, 17.74%, 9/23/27 12,778 12,965
APP-17082038.FP.FTS.B, 12.49%, 9/26/27 30,073 30,668
APP-17385910.FP.FTS.B, 15.24%, 9/26/27 37,322 38,061
APP-17490395.FP.FTS.B, 15.24%, 9/26/27 32,411 33,053
APP-17458413.FP.FTS.B, 17.74%, 9/26/27 10,719 10,934
APP-17115062.FP.FTS.B, 17.99%, 9/26/27 19,204 19,515
APP-17461708.FP.FTS.B, 12.49%, 9/27/27 31,043 31,668
APP-17239533.FP.FTS.B, 13.74%, 9/27/27 19,623 20,023
APP-17504832.FP.FTS.B, 13.74%, 9/27/27 21,219 21,677
APP-17102136.FP.FTS.B, 14.24%, 9/27/27 48,574 49,523
APP-17485387.FP.FTS.B, 15.24%, 9/27/27 36,080 36,810
10,073,868
LendingClub Corp. - LCX
163452323.LC.FTS.B, 6.46%, 12/17/22 ... 608 607
163655887.LC.FTS.B, 8.81%, 12/23/22 ... 2,422 2,421
163868384.LC.FTS.B, 23.05%, 12/27/22 .. 753 762
163869594.LC.FTS.B, 25.65%, 12/27/22 .. 1,926 1,919
163871880.LC.FTS.B, 25.65%, 12/27/22 .. 1,833 1,855
163925247.LC.FTS.B, 25.65%, 12/27/22 .. 1,272 1,281
163306459.LC.FTS.B, 8.81%, 12/29/22 ... 2,861 2,852
164015868.LC.FTS.B, 23.05%, 12/30/22 .. 335 335
163941621.LC.FTS.B, Zero Cpn, 12/31/22 7,810 4,127
163637444.LC.FTS.B, 20.55%, 12/31/22 .. 2,694 2,693
164071817.LC.FTS.B, 10.33%, 1/03/23 ... 478 476
162484042.LC.FTS.B, 23.05%, 1/03/23 ... 116 115
164643957.LC.FTS.B, 6.46%, 1/10/23 ... 281 280
164734842.LC.FTS.B, 6.46%, 1/14/23 ... 3,638 3,625
164753318.LC.FTS.B, 7.56%, 1/14/23 ... 1,383 1,381
164807045.LC.FTS.B, 11.71%, 1/14/23 ... 1,945 236
164808805.LC.FTS.B, 13.08%, 1/14/23 ... 1,188 1,182
162683524.LC.FTS.B, 23.05%, 1/15/23 ... 3,989 3,991
165032371.LC.FTS.B, Zero Cpn, 1/21/23 . 9,686 4,455
164689412.LC.FTS.B, 11.71%, 1/21/23 ... 779 778
165466706.LC.FTS.B, 7.56%, 1/24/23 ... 1,166 1,163
165386603.LC.FTS.B, 8.19%, 1/24/23 ... 3,720 3,714
165504889.LC.FTS.B, 8.81%, 1/24/23 ... 281 281
165073250.LC.FTS.B, 12.4%, 1/24/23 ... 1,970 1,963
163911666.LC.FTS.B, 15.24%, 1/24/23 ... 3,795 3,790
165529419.LC.FTS.B, 16.95%, 1/24/23 ... 1,224 257
165216714.LC.FTS.B, 17.74%, 1/24/23 ... 4,259 4,222
165116341.LC.FTS.B, 6.46%, 1/27/23 .... 949 948
165397059.LC.FTS.B, 17.74%, 1/27/23 ... 1,049 1,053
165575241.LC.FTS.B, 17.74%, 1/27/23 ... 1,865 1,873
164685625.LC.FTS.B, 10.33%, 1/31/23 ... 3,052 3,038
166123497.LC.FTS.B, 8.81%, 2/05/23 ... 2,740 2,728
166505020.LC.FTS.B, 8.19%, 2/11/23 .... 3,942 3,927
164964075.LC.FTS.B, 8.81%, 2/13/23 ... 311 309
166669255.LC.FTS.B, 15.24%, 2/14/23 ... 490 483
166191657.LC.FTS.B, 7.02%, 2/16/23 ... 4,954 4,929
166966308.LC.FTS.B, 16.12%, 2/19/23 ... 340 336
166195099.LC.FTS.B, 7.56%, 2/20/23 ... 4,896 4,061
166496776.LC.FTS.B, 7.56%, 2/25/23 ... 4,952 4,928
166744387.LC.FTS.B, 16.12%, 2/25/23 ... 4,230 4,160
167114304.LC.FTS.B, 17.74%, 2/28/23 ... 1,389 1,392
167520510.LC.FTS.B, 23.05%, 3/02/23 ... 4,691 4,647

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX (continued)
168159441.LC.FTS.B, 8.81%, 3/11/23 .... $ 3,102 $ 3,041
168351728.LC.FTS.B, 14.3%, 3/16/23 ... 1,760 1,729
165899098.LC.FTS.B, 17.74%, 4/10/23 ... 3,578 625
164077353.LC.FTS.B, 10%, 4/30/23 ..... 5,307 5,294
167126995.LC.FTS.B, 23.05%, 5/02/23 ... 8,474 8,035
167907245.LC.FTS.B, 6.46%, 5/15/23 ... 4,203 4,106
163866777.LC.FTS.B, 14.3%, 6/24/23 ... 3,467 3,463
159198648.LC.FTS.B, 17.74%, 9/25/24 ... 7,299 7,155
158981937.LC.FTS.B, 16.12%, 9/26/24 ... 7,195 7,069
161888275.LC.FTS.B, 15.24%, 11/14/24 .. 7,643 7,380
162030908.LC.FTS.B, 12.4%, 11/19/24 ... 7,879 7,073
162266279.LC.FTS.B, 11.02%, 11/22/24 .. 14,517 13,993
161858763.LC.FTS.B, 14.3%, 11/29/24 ... 2,584 2,495
162318190.LC.FTS.B, 13.08%, 12/13/24 .. 2,774 2,459
163115691.LC.FTS.B, 13.08%, 12/13/24 .. 19,519 18,804
163517783.LC.FTS.B, 13.08%, 12/18/24 .. 12,326 11,134
163658787.LC.FTS.B, 10.33%, 12/23/24 .. 4,911 4,504
163479653.LC.FTS.B, 20.55%, 12/30/24 .. 6,642 6,371
163615560.LC.FTS.B, 20.55%, 12/30/24 .. 8,631 8,311
163919650.LC.FTS.B, 20.55%, 12/30/24 .. 3,510 3,380
163989384.LC.FTS.B, 23.05%, 12/30/24 .. 11,801 11,360
164050345.LC.FTS.B, 13.08%, 12/31/24 .. 15,908 15,237
164510336.LC.FTS.B, 13.08%, 1/15/25 ... 15,983 14,701
164586812.LC.FTS.B, 8.19%, 1/27/25 ... 6,952 6,487
166081454.LC.FTS.B, 8.19%, 2/07/25 ... 20,700 20,150
162966512.LC.FTS.B, 11.02%, 2/12/25 ... 11,864 10,488
166603986.LC.FTS.B, 10.33%, 2/15/25 ... 11,152 10,629
166880211.LC.FTS.B, 8.19%, 2/18/25 .... 10,281 9,406
163292439.LC.FTS.B, 8.19%, 2/23/25 ... 8,556 7,719
167015464.LC.FTS.B, 8.19%, 2/24/25 ... 1,714 1,612
166833583.LC.FTS.B, 13.08%, 2/24/25 ... 14,549 13,157
167466589.LC.FTS.B, 8.19%, 2/27/25 ... 6,727 6,249
166039716.LC.FTS.B, 10.33%, 2/28/25 ... 20,885 19,983
164031282.LC.FTS.B, 12.4%, 2/28/25 ... 22,166 21,159
164067189.LC.FTS.B, 13.08%, 2/28/25 ... 20,295 19,357
165441115.LC.FTS.B, 8.81%, 3/24/25 .... 8,333 7,529
168296354.LC.FTS.B, 13.08%, 5/13/25 ... 12,012 10,815
165291472.LC.FTS.B, 14.3%, 9/21/25 ... 19,992 17,856
168006688.LC.FTS.B, 8.19%, 11/21/25 ... 15,653 14,041
161875960.LC.FTS.B, 14.3%, 11/14/32 ... 1,187 1,190
455,119
LendingClub Corp. - LCX PM
169579201.LC.FTS.B, 10.81%, 9/14/23 ... 10,254 10,033
170457540.LC.FTS.B, 10.81%, 9/16/23 ... 1,702 1,667
170462708.LC.FTS.B, 10.81%, 9/17/23 ... 6,809 6,645
170309569.LC.FTS.B, 19.12%, 9/17/23 ... 2,210 2,135
170617520.LC.FTS.B, 10.81%, 9/22/23 ... 6,469 6,238
170507906.LC.FTS.B, 10.81%, 9/23/23 ... 2,043 1,989
170767991.LC.FTS.B, 15.4%, 9/23/23 ... 711 699
170641460.LC.FTS.B, 14.02%, 9/24/23 ... 3,019 2,924
170374076.LC.FTS.B, 18.24%, 9/25/23 ... 1,830 1,797
170680534.LC.FTS.B, Zero Cpn, 9/28/23 . 4,719 455
170726414.LC.FTS.B, 9.56%, 9/28/23 ... 4,036 3,931
170377461.LC.FTS.B, 10.81%, 9/28/23 ... 5,788 5,671
170702407.LC.FTS.B, 10.81%, 9/28/23 ... 3,745 3,617
170157478.LC.FTS.B, 8.46%, 9/29/23 ... 5,160 4,953
170737567.LC.FTS.B, 9.56%, 9/29/23 ... 365 353
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
170808772.LC.FTS.B, 10.81%, 9/29/23 ... $ 9,944 $ 9,668
170736018.LC.FTS.B, 14.71%, 9/29/23 ... 9,640 9,311
170929457.LC.FTS.B, 14.02%, 9/30/23 ... 457 443
170837848.LC.FTS.B, 9.56%, 10/01/23 ... 10,967 10,635
170013981.LC.FTS.B, 10.81%, 10/01/23 .. 5,131 821
170705708.LC.FTS.B, 9.56%, 10/05/23 ... 5,483 5,227
170268845.LC.FTS.B, 10.19%, 10/06/23 .. 5,532 5,309
170930834.LC.FTS.B, 10.19%, 10/06/23 .. 9,192 8,856
170985931.LC.FTS.B, 10.81%, 10/06/23 .. 12,829 2,074
171220560.LC.FTS.B, 8.46%, 10/14/23 ... 10,854 10,539
171032133.LC.FTS.B, 10.81%, 10/14/23 .. 739 718
170963456.LC.FTS.B, 19.95%, 10/14/23 .. 8,015 7,837
171252541.LC.FTS.B, 10.19%, 10/15/23 .. 551 538
171215486.LC.FTS.B, 10.81%, 10/15/23 .. 1,849 1,782
171271973.LC.FTS.B, 19.12%, 10/15/23 .. 3,982 3,896
171218548.LC.FTS.B, 9.56%, 10/20/23 ... 4,021 3,887
171361625.LC.FTS.B, 10.19%, 10/20/23 .. 3,652 3,554
171055998.LC.FTS.B, 14.02%, 10/20/23 .. 6,472 6,242
171428113.LC.FTS.B, 18.24%, 10/20/23 .. 6,718 6,471
171178790.LC.FTS.B, 8.46%, 10/21/23 ... 5,455 5,223
171245584.LC.FTS.B, 8.46%, 10/22/23 ... 1,990 1,936
171373758.LC.FTS.B, 10.19%, 10/22/23 .. 11,030 10,708
171444548.LC.FTS.B, 10.81%, 10/22/23 .. 12,041 9,417
170652695.LC.FTS.B, 14.02%, 10/24/23 .. 1,908 1,846
170976689.LC.FTS.B, 8.46%, 10/28/23 ... 4,884 4,741
171446797.LC.FTS.B, 9.56%, 10/28/23 ... 5,483 5,212
171666793.LC.FTS.B, 18.24%, 10/28/23 .. 3,406 3,272
171357136.LC.FTS.B, 9.02%, 10/31/23 ... 3,942 3,765
171974686.LC.FTS.B, 10.81%, 11/17/23 .. 2,792 2,692
172045506.LC.FTS.B, 10.81%, 11/17/23 .. 9,909 9,511
172080082.LC.FTS.B, 9.02%, 11/18/23 ... 9,814 9,529
172099990.LC.FTS.B, 16.08%, 11/19/23 .. 836 816
172294502.LC.FTS.B, 8.46%, 11/24/23 ... 3,906 3,792
171941466.LC.FTS.B, 10.81%, 11/24/23 .. 4,786 4,522
172262310.LC.FTS.B, 9.56%, 12/04/23 ... 5,077 4,909
173236004.LC.FTS.B, 19.12%, 12/23/23 .. 4,575 4,487
173214358.LC.FTS.B, 19.12%, 12/28/23 .. 4,575 4,494
170814981.LC.FTS.B, 10.81%, 12/29/23 .. 8,945 8,008
173241001.LC.FTS.B, 17.3%, 12/29/23 ... 1,821 1,790
173377840.LC.FTS.B, 19.12%, 12/29/23 .. 1,946 1,913
173362025.LC.FTS.B, 20.74%, 12/29/23 .. 3,692 3,629
173352354.LC.FTS.B, 15.4%, 12/30/23 ... 2,413 2,366
173536070.LC.FTS.B, 16.08%, 1/05/24 ... 1,188 1,160
173391094.LC.FTS.B, 17.3%, 1/05/24 ... 1,439 1,398
173509997.LC.FTS.B, 10.81%, 1/06/24 ... 2,281 2,187
173417195.LC.FTS.B, 14.71%, 1/06/24 ... 7,056 6,861
172997854.LC.FTS.B, 19.12%, 1/08/24 ... 1,459 1,419
173544565.LC.FTS.B, 19.12%, 1/08/24 ... 4,865 4,719
173451209.LC.FTS.B, 18.24%, 1/09/24 ... 15,777 15,067
173800712.LC.FTS.B, 8.24%, 1/19/24 ... 5,714 5,557
173898269.LC.FTS.B, 16.99%, 1/19/24 ... 6,319 6,248
173997873.LC.FTS.B, 17.49%, 1/20/24 ... 5,286 5,216
173925637.LC.FTS.B, 19.12%, 1/20/24 ... 2,598 2,035
173397544.LC.FTS.B, 20.74%, 1/20/24 ... 1,772 1,730
173912279.LC.FTS.B, 9.99%, 1/21/24 ... 5,891 5,599
173996422.LC.FTS.B, 13.19%, 1/21/24 ... 837 826
172932879.LC.FTS.B, 15.4%, 1/21/24 ... 8,531 8,080
174033162.LC.FTS.B, 16.49%, 1/21/24 ... 1,192 1,180

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
174050191.LC.FTS.B, 16.99%, 1/22/24 ... $ 2,394 $ 2,358
173826580.LC.FTS.B, 16.99%, 1/24/24 ... 8,685 8,467
174172795.LC.FTS.B, 15.99%, 1/27/24 ... 3,313 3,243
174195278.LC.FTS.B, 16.49%, 1/27/24 ... 2,861 2,834
174192330.LC.FTS.B, 20.74%, 1/27/24 ... 7,891 7,786
174098270.LC.FTS.B, 6.74%, 2/01/24 ... 9,388 9,037
174115077.LC.FTS.B, 8.49%, 2/01/24 .... 14,276 13,834
174204894.LC.FTS.B, 12.34%, 2/01/24 ... 7,351 7,077
174276782.LC.FTS.B, 17.19%, 2/01/24 ... 507 499
174033886.LC.FTS.B, 12.49%, 2/05/24 ... 12,526 12,286
174134025.LC.FTS.B, 16.99%, 2/05/24 ... 10,191 10,021
170877107.LC.FTS.B, 17.3%, 3/02/24 ... 6,792 6,399
170431322.LC.FTS.B, 18.24%, 9/14/25 ... 3,444 3,315
170592201.LC.FTS.B, 14.02%, 9/16/25 ... 13,312 12,724
170055181.LC.FTS.B, 16.08%, 9/16/25 ... 10,157 9,829
170639161.LC.FTS.B, 19.12%, 9/18/25 ... 6,936 6,686
169850794.LC.FTS.B, 16.08%, 9/22/25 ... 10,156 9,646
170786159.LC.FTS.B, 14.02%, 9/25/25 ... 15,974 14,916
170163928.LC.FTS.B, 15.4%, 9/25/25 ... 6,766 6,560
170812112.LC.FTS.B, 14.02%, 9/29/25 ... 13,618 12,847
170252312.LC.FTS.B, 16.08%, 9/30/25 ... 671 668
170992474.LC.FTS.B, 17.3%, 10/02/25 ... 6,987 6,689
171032242.LC.FTS.B, 19.12%, 10/02/25 .. 10,625 10,169
170941274.LC.FTS.B, 16.08%, 10/05/25 .. 20,764 19,576
171264911.LC.FTS.B, 19.12%, 10/14/25 .. 10,625 10,204
171461721.LC.FTS.B, 16.08%, 10/20/25 .. 7,635 7,378
170983832.LC.FTS.B, 20.74%, 10/20/25 .. 18,563 17,694
171322854.LC.FTS.B, 16.08%, 10/22/25 .. 17,303 16,513
172014503.LC.FTS.B, 14.02%, 11/17/25 .. 14,907 13,965
172156822.LC.FTS.B, 14.02%, 11/24/25 .. 6,961 6,276
172665217.LC.FTS.B, 15.4%, 12/04/25 ... 8,911 3,119
172752552.LC.FTS.B, 16.08%, 12/10/25 .. 8,660 8,386
173203429.LC.FTS.B, 15.4%, 12/23/25 ... 24,335 23,505
173295643.LC.FTS.B, 19.12%, 12/28/25 .. 8,845 8,564
172820246.LC.FTS.B, 15.4%, 12/30/25 ... 20,517 19,937
172843470.LC.FTS.B, 16.08%, 1/06/26 ... 13,251 12,893
173301532.LC.FTS.B, 17.3%, 1/06/26 ... 22,267 21,098
173496629.LC.FTS.B, 16.08%, 1/14/26 ... 20,402 18,744
172611713.LC.FTS.B, 19.12%, 1/14/26 ... 12,115 11,644
173772624.LC.FTS.B, 14.44%, 1/15/26 ... 3,640 3,507
173580706.LC.FTS.B, 17.3%, 1/15/26 ... 17,358 16,694
173816609.LC.FTS.B, 19.44%, 1/15/26 ... 3,763 3,666
173303101.LC.FTS.B, 19.95%, 1/15/26 ... 11,506 11,061
173493292.LC.FTS.B, 19.95%, 1/15/26 ... 10,984 10,559
173821408.LC.FTS.B, 21.49%, 1/19/26 ... 11,893 11,709
173896730.LC.FTS.B, 23.99%, 1/19/26 ... 7,739 7,616
173933933.LC.FTS.B, 13.49%, 1/20/26 ... 14,462 13,699
173875674.LC.FTS.B, 14.74%, 1/20/26 ... 26,261 24,328
173856403.LC.FTS.B, 14.99%, 1/20/26 ... 17,538 16,185
173270899.LC.FTS.B, 15.4%, 1/20/26 ... 29,649 27,942
173854798.LC.FTS.B, 21.49%, 1/20/26 ... 7,658 7,502
173998821.LC.FTS.B, 21.49%, 1/20/26 ... 7,623 7,508
173871807.LC.FTS.B, 21.99%, 1/20/26 ... 9,229 9,073
174067801.LC.FTS.B, 15.24%, 1/22/26 ... 10,980 10,817
174045948.LC.FTS.B, 17.44%, 1/22/26 ... 14,116 13,902
174087634.LC.FTS.B, 23.99%, 1/22/26 ... 11,608 11,440
172757520.LC.FTS.B, 19.12%, 1/24/26 ... 8,724 8,428
173785381.LC.FTS.B, 16.74%, 1/25/26 ... 11,891 11,707
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
173956639.LC.FTS.B, 18.19%, 1/25/26 ... $ 4,950 $ 4,826
173841383.LC.FTS.B, 21.49%, 1/25/26 ... 23,024 22,658
173813936.LC.FTS.B, 19.74%, 1/27/26 ... 18,098 17,799
174031108.LC.FTS.B, 21.99%, 1/27/26 ... 26,114 25,776
173737758.LC.FTS.B, 9.59%, 1/28/26 ... 14,816 14,054
173910442.LC.FTS.B, 17.24%, 1/28/26 ... 14,920 14,691
173430770.LC.FTS.B, 13.33%, 2/01/26 ... 29,664 27,887
174278232.LC.FTS.B, 23.99%, 2/01/26 ... 23,501 22,984
1,104,179
Prosper Funding LLC
1473148.PS.FTS.B, 13.99%, 11/12/23 .... 589 584
1484667.PS.FTS.B, 12.74%, 11/17/23 .... 1,621 1,619
1478692.PS.FTS.B, 18.99%, 11/24/23 .... 2,431 2,415
1475141.PS.FTS.B, 23.2%, 11/25/23 .... 1,321 1,323
1501929.PS.FTS.B, 14.19%, 12/22/23 ... 3,957 3,909
1491946.PS.FTS.B, 15.49%, 12/22/23 ... 1,111 1,102
1579196.PS.FTS.B, 25.75%, 6/29/24 .... 4,716 4,750
1602993.PS.FTS.B, 8.7%, 7/23/24 ...... 17,505 2,155
1602999.PS.FTS.B, 14.24%, 7/23/24 .... 5,393 5,230
1609512.PS.FTS.B, 16%, 8/05/24 ....... 6,000 5,764
1603345.PS.FTS.B, 12.8%, 8/06/24 ..... 1,864 1,805
1603735.PS.FTS.B, 14.7%, 8/06/24 ..... 7,947 7,638
1603741.PS.FTS.B, 16.6%, 8/06/24 ..... 5,015 4,819
1610577.PS.FTS.B, 19.8%, 8/06/24 ..... 4,439 4,286
1603033.PS.FTS.B, 24.6%, 8/07/24 ..... 5,567 5,405
1611408.PS.FTS.B, 15.4%, 8/09/24 ..... 6,646 6,395
1604533.PS.FTS.B, 17.1%, 8/09/24 ..... 6,703 6,506
1611363.PS.FTS.B, 18.24%, 8/09/24 .... 8,089 7,783
1610856.PS.FTS.B, 18.3%, 8/09/24 ..... 6,782 6,559
1602188.PS.FTS.B, 14.29%, 8/10/24 .... 6,642 –
1602197.PS.FTS.B, 18.41%, 8/10/24 .... 3,317 3,193
1602614.PS.FTS.B, 19.8%, 8/10/24 ..... 7,315 1,803
1613184.PS.FTS.B, 15.6%, 8/11/24 ..... 6,653 6,406
1604249.PS.FTS.B, 13.4%, 8/13/24 ..... 3,618 3,498
1610184.PS.FTS.B, 13.4%, 8/15/24 ..... 8,598 8,294
1613274.PS.FTS.B, 14.39%, 8/16/24 .... 16,383 2,065
1618425.PS.FTS.B, 19.8%, 8/20/24 ..... 13,585 13,262
1608881.PS.FTS.B, 14.7%, 8/23/24 ..... 1,987 1,922
1618983.PS.FTS.B, 19.8%, 8/23/24 ..... 4,551 4,434
1609535.PS.FTS.B, 26.21%, 8/24/24 .... 7,000 6,879
1614016.PS.FTS.B, 14.89%, 8/25/24 .... 2,198 2,160
1610579.PS.FTS.B, 15%, 8/25/24 ....... 3,316 3,211
1620933.PS.FTS.B, 15.7%, 8/25/24 ..... 6,467 6,262
1620627.PS.FTS.B, 16.9%, 8/25/24 ..... 7,367 7,120
1621098.PS.FTS.B, 17.5%, 8/25/24 ..... 1,396 1,371
1615387.PS.FTS.B, 15.1%, 8/27/24 ..... 3,448 3,341
1622424.PS.FTS.B, 16.1%, 8/27/24 ..... 2,772 2,686
1617541.PS.FTS.B, 19.3%, 8/31/24 ..... 9,223 405
1623215.PS.FTS.B, 24.81%, 9/20/24 .... 5,376 5,255
1634217.PS.FTS.B, 24.51%, 9/21/24 .... 7,470 6,395
1623656.PS.FTS.B, 25.71%, 9/21/24 .... 7,225 7,093
1628356.PS.FTS.B, 11.6%, 9/22/24 ..... 1,695 1,641
1635087.PS.FTS.B, 12.3%, 9/22/24 ..... 6,802 6,586
1635063.PS.FTS.B, 14.56%, 9/22/24 .... 7,846 7,596
1624643.PS.FTS.B, 15.12%, 9/22/24 .... 2,622 2,531
1635060.PS.FTS.B, 16.64%, 9/22/24 .... 10,414 10,051
1624631.PS.FTS.B, 17.8%, 9/22/24 ..... 12,929 2,133

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1624646.PS.FTS.B, 18.4%, 9/22/24 ..... $ 2,100 $ 2,046
1624622.PS.FTS.B, 18.41%, 9/22/24 .... 11,160 10,771
1628338.PS.FTS.B, 18.41%, 9/22/24 .... 6,955 6,713
1624811.PS.FTS.B, 24.09%, 9/22/24 .... 2,512 2,467
1635348.PS.FTS.B, 26.3%, 9/22/24 ..... 1,449 1,423
1635891.PS.FTS.B, 13.7%, 9/23/24 ..... 1,523 197
1635768.PS.FTS.B, 14.89%, 9/23/24 .... 6,771 6,539
1629058.PS.FTS.B, 15.7%, 9/23/24 ..... 1,728 1,669
1635762.PS.FTS.B, 17.96%, 9/23/24 .... 4,692 3,919
1625948.PS.FTS.B, 11.6%, 9/24/24 ..... 6,780 6,567
1626509.PS.FTS.B, 12.3%, 9/24/24 ..... 7,483 7,248
1636260.PS.FTS.B, 12.76%, 9/24/24 .... 1,363 1,321
1636335.PS.FTS.B, 13%, 9/24/24 ....... 10,238 9,917
1636458.PS.FTS.B, 13.8%, 9/24/24 ..... 3,083 2,986
1636257.PS.FTS.B, 14.56%, 9/24/24 .... 11,113 –
1636308.PS.FTS.B, 14.56%, 9/24/24 .... 2,063 1,998
1626602.PS.FTS.B, 16.1%, 9/24/24 ..... 3,166 3,061
1625990.PS.FTS.B, 16.28%, 9/24/24 .... 24,259 23,433
1625708.PS.FTS.B, 17.8%, 9/24/24 ..... 8,376 8,169
1629244.PS.FTS.B, 17.96%, 9/24/24 .... 6,775 6,544
1636317.PS.FTS.B, 18.2%, 9/24/24 ..... 2,797 2,728
1636947.PS.FTS.B, 20.34%, 9/24/24 .... 1,412 1,377
1634199.PS.FTS.B, 22.9%, 9/25/24 ..... 7,166 7,005
1630390.PS.FTS.B, 11.6%, 9/27/24 ..... 7,043 6,827
1630750.PS.FTS.B, 11.7%, 9/27/24 ..... 8,304 8,052
1637526.PS.FTS.B, 12.3%, 9/27/24 ..... 10,598 10,273
1630264.PS.FTS.B, 13.3%, 9/27/24 ..... 2,827 2,741
1626884.PS.FTS.B, 15%, 9/27/24 ....... 5,719 5,531
1637235.PS.FTS.B, 15.1%, 9/27/24 ..... 3,576 3,458
1626683.PS.FTS.B, 15.4%, 9/27/24 ..... 4,315 4,240
1637193.PS.FTS.B, 15.4%, 9/27/24 ..... 14,928 14,448
1630384.PS.FTS.B, 16%, 9/27/24 ....... 7,174 6,938
1630447.PS.FTS.B, 16%, 9/27/24 ....... 2,872 2,777
1637214.PS.FTS.B, 16.39%, 9/27/24 .... 4,825 4,665
1630396.PS.FTS.B, 16.43%, 9/27/24 .... 13,738 13,285
1630414.PS.FTS.B, 16.43%, 9/27/24 .... 1,439 1,391
1630381.PS.FTS.B, 20.8%, 9/27/24 ..... 6,592 6,439
1627679.PS.FTS.B, 11.7%, 9/28/24 ..... 3,523 3,454
1630936.PS.FTS.B, 12%, 9/28/24 ....... 5,926 5,812
1631188.PS.FTS.B, 13.36%, 9/28/24 .... 7,453 7,316
1630918.PS.FTS.B, 13.8%, 9/28/24 ..... 5,689 5,587
1630933.PS.FTS.B, 13.81%, 9/28/24 .... 10,668 10,477
1627928.PS.FTS.B, 14.7%, 9/28/24 ..... 4,098 3,965
1627706.PS.FTS.B, 15.1%, 9/28/24 ..... 1,430 1,403
1627796.PS.FTS.B, 15.4%, 9/28/24 ..... 7,161 7,027
1628048.PS.FTS.B, 15.4%, 9/28/24 ..... 5,042 4,950
1630837.PS.FTS.B, 15.4%, 9/28/24 ..... 3,597 3,524
1638096.PS.FTS.B, 16.1%, 9/28/24 ..... 3,649 3,568
1638078.PS.FTS.B, 18.11%, 9/28/24 .... 8,693 8,548
1627961.PS.FTS.B, 19.3%, 9/28/24 ..... 1,456 1,447
1631467.PS.FTS.B, 20.46%, 9/28/24 .... 10,021 9,970
1638306.PS.FTS.B, 21.56%, 9/28/24 .... 4,095 4,075
1639245.PS.FTS.B, 11.6%, 9/29/24 ..... 3,897 3,826
1628921.PS.FTS.B, 13.7%, 9/30/24 ..... 14,216 13,967
1639584.PS.FTS.B, 14.49%, 9/30/24 .... 7,246 7,153
1635648.PS.FTS.B, 17.54%, 9/30/24 .... 10,988 10,647
1627514.PS.FTS.B, 13.5%, 10/02/24 .... 7,154 6,933
1642194.PS.FTS.B, 19.5%, 10/05/24 .... 13,481 12,974
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1636828.PS.FTS.B, 16.1%, 10/07/24 .... $ 1,347 $ 1,319
1630822.PS.FTS.B, 13.86%, 10/11/24 .... 11,448 11,044
1638108.PS.FTS.B, 16.5%, 10/25/24 .... 7,221 7,053
1655337.PS.FTS.B, 12%, 10/27/24 ...... 5,869 5,660
1655328.PS.FTS.B, 15.4%, 10/27/24 .... 2,225 2,148
1648597.PS.FTS.B, 15.5%, 10/27/24 .... 7,467 7,201
1655466.PS.FTS.B, 17.8%, 10/27/24 .... 11,229 10,938
1648606.PS.FTS.B, 18.11%, 10/27/24 .... 2,249 2,171
1656180.PS.FTS.B, 10.8%, 10/28/24 .... 6,552 6,415
1656192.PS.FTS.B, 10.97%, 10/28/24 ... 3,629 3,559
1649488.PS.FTS.B, 11.7%, 10/28/24 .... 8,038 7,876
1646303.PS.FTS.B, 11.89%, 10/28/24 .... 10,969 10,750
1656015.PS.FTS.B, 12.3%, 10/28/24 .... 7,325 7,181
1649524.PS.FTS.B, 14.39%, 10/28/24 ... 1,477 1,446
1649797.PS.FTS.B, 17.05%, 10/28/24 ... 10,077 9,886
1649812.PS.FTS.B, 24.09%, 10/28/24 ... 1,533 1,537
1656462.PS.FTS.B, 27.62%, 10/28/24 ... 11,641 11,705
1647104.PS.FTS.B, 10.8%, 10/29/24 .... 3,638 3,563
1647374.PS.FTS.B, 13.13%, 10/29/24 ... 5,145 5,033
1650016.PS.FTS.B, 13.5%, 10/29/24 .... 14,721 14,405
1650442.PS.FTS.B, 16.57%, 10/29/24 ... 11,269 11,008
1656681.PS.FTS.B, 17%, 10/29/24 ...... 1,531 1,504
1650046.PS.FTS.B, 19.41%, 10/29/24 ... 17,207 17,065
1657236.PS.FTS.B, 22.6%, 10/29/24 .... 347 141
1657803.PS.FTS.B, 13.13%, 11/01/24 .... 7,713 7,364
1648730.PS.FTS.B, 17%, 11/02/24 ...... 8,950 8,579
1651990.PS.FTS.B, 18.41%, 11/02/24 .... 18,765 17,905
1651379.PS.FTS.B, 10.8%, 11/05/24 .... 11,643 11,217
1654657.PS.FTS.B, 12.3%, 11/05/24 .... 18,304 17,633
1661403.PS.FTS.B, 14.11%, 11/05/24 .... 18,437 17,761
1651385.PS.FTS.B, 14.6%, 11/05/24 .... 3,446 –
1635077.PS.FTS.B, 20.57%, 11/05/24 .... 11,523 11,072
1651904.PS.FTS.B, 13.81%, 11/08/24 .... 7,366 7,101
1658215.PS.FTS.B, 16%, 11/08/24 ...... 6,400 6,128
1653476.PS.FTS.B, 10.8%, 11/09/24 .... 2,183 2,105
1665852.PS.FTS.B, 11.79%, 11/09/24 .... 8,768 8,455
1652624.PS.FTS.B, 12.3%, 11/09/24 .... 2,929 2,824
1653332.PS.FTS.B, 12.79%, 11/09/24 .... 14,672 14,130
1652882.PS.FTS.B, 13.4%, 11/09/24 .... 4,412 4,255
1652855.PS.FTS.B, 13.41%, 11/09/24 .... 7,425 7,106
1659070.PS.FTS.B, 13.7%, 11/09/24 .... 7,363 7,051
1659052.PS.FTS.B, 15.29%, 11/09/24 .... 2,964 2,838
1653434.PS.FTS.B, 15.4%, 11/09/24 .... 1,885 1,809
1659220.PS.FTS.B, 16.6%, 11/09/24 .... 7,465 7,164
1652864.PS.FTS.B, 17%, 11/09/24 ...... 18,646 17,941
1659274.PS.FTS.B, 19.5%, 11/09/24 .... 10,542 10,141
1665651.PS.FTS.B, 19.6%, 11/09/24 .... 11,299 10,869
1652858.PS.FTS.B, 20.24%, 11/09/24 .... 2,265 2,179
1654004.PS.FTS.B, 15.29%, 11/10/24 .... 3,705 3,549
1654961.PS.FTS.B, 11.88%, 11/12/24 .... 10,964 10,581
1657065.PS.FTS.B, 15.29%, 11/12/24 .... 8,200 1,127
1654955.PS.FTS.B, 15.5%, 11/12/24 .... 7,302 7,001
1660819.PS.FTS.B, 17%, 11/12/24 ...... 2,238 2,156
1661158.PS.FTS.B, 17%, 11/12/24 ...... 1,492 1,438
1652873.PS.FTS.B, 19.6%, 11/14/24 .... 7,898 4,652
1662559.PS.FTS.B, 13.1%, 11/15/24 .... 7,345 7,050
1486265.PS.FTS.B, 19.99%, 11/16/24 .... 7,942 7,785
1658144.PS.FTS.B, 14.49%, 11/17/24 .... 22,051 21,553

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1672080.PS.FTS.B, 18.41%, 11/19/24 .... $ 8,055 $ 6,646
1611393.PS.FTS.B, 17%, 11/20/24 ...... 4,946 632
1665015.PS.FTS.B, 12.15%, 11/22/24 .... 19,109 15,734
1503354.PS.FTS.B, 20.74%, 11/24/24 .... 3,661 3,090
1680283.PS.FTS.B, 11.07%, 12/16/24 .... 3,395 3,281
1674119.PS.FTS.B, 11.6%, 12/16/24 ..... 7,559 7,306
1674128.PS.FTS.B, 12.3%, 12/16/24 .... 1,930 1,866
1687134.PS.FTS.B, 12.6%, 12/16/24 .... 5,311 5,096
1686729.PS.FTS.B, 13.36%, 12/16/24 ... 11,413 11,030
1687119.PS.FTS.B, 13.5%, 12/16/24 .... 11,418 10,956
1680238.PS.FTS.B, 13.81%, 12/16/24 ... 19,052 18,413
1673705.PS.FTS.B, 16%, 12/16/24 ...... 7,681 7,369
1686747.PS.FTS.B, 16.5%, 12/16/24 .... 4,365 4,235
1686726.PS.FTS.B, 18.41%, 12/16/24 ... 19,365 18,578
1674134.PS.FTS.B, 19.5%, 12/16/24 .... 1,555 1,498
1680268.PS.FTS.B, 19.6%, 12/16/24 .... 8,018 6,700
1680277.PS.FTS.B, 19.6%, 12/16/24 .... 7,778 7,494
1680457.PS.FTS.B, 13.1%, 12/17/24 .... 11,921 9,829
1674263.PS.FTS.B, 18.9%, 12/17/24 .... 991 958
1675928.PS.FTS.B, 10.97%, 12/21/24 ... 7,825 7,580
1689480.PS.FTS.B, 13.7%, 12/21/24 .... 5,333 5,127
1689501.PS.FTS.B, 15.9%, 12/21/24 .... 7,678 7,381
1676387.PS.FTS.B, 16.2%, 12/21/24 .... 7,686 7,428
1676435.PS.FTS.B, 16.93%, 12/21/24 ... 9,633 9,260
1674137.PS.FTS.B, 18.2%, 12/21/24 .... 1,554 1,494
1689111.PS.FTS.B, 23.4%, 12/21/24 ..... 5,514 5,356
1677272.PS.FTS.B, 11.6%, 12/22/24 .... 9,449 9,146
1676915.PS.FTS.B, 12.3%, 12/22/24 .... 7,579 7,336
1689882.PS.FTS.B, 15.29%, 12/22/24 ... 4,214 4,053
1683052.PS.FTS.B, 16.2%, 12/22/24 .... 1,537 1,486
1683121.PS.FTS.B, 16.8%, 12/22/24 .... 19,257 18,519
1689870.PS.FTS.B, 18.09%, 12/22/24 ... 4,641 4,486
1690275.PS.FTS.B, 21.5%, 12/22/24 .... 7,045 6,810
1683241.PS.FTS.B, 22.6%, 12/22/24 .... 3,142 3,055
1678466.PS.FTS.B, 11.4%, 12/24/24 .... 6,060 5,874
1685272.PS.FTS.B, 16.7%, 12/28/24 .... 17,892 17,344
1681405.PS.FTS.B, 16.9%, 12/28/24 .... 12,115 11,656
1692336.PS.FTS.B, 21.8%, 12/28/24 .... 7,668 7,581
1686151.PS.FTS.B, 14.6%, 12/29/24 .... 1,578 1,543
1679818.PS.FTS.B, 17.8%, 12/30/24 .... 12,872 12,584
1693752.PS.FTS.B, 23.9%, 12/30/24 .... 4,061 4,050
1686607.PS.FTS.B, 26.09%, 12/30/24 ... 2,452 2,487
1694922.PS.FTS.B, 24.11%, 1/03/25 .... 2,436 2,331
1695360.PS.FTS.B, 13.3%, 1/04/25 ..... 3,928 3,787
1683092.PS.FTS.B, 24.4%, 1/04/25 ..... 4,063 3,891
1695489.PS.FTS.B, 25.4%, 1/04/25 ..... 7,833 7,481
1684433.PS.FTS.B, 24.4%, 1/06/25 ..... 3,964 3,799
1697064.PS.FTS.B, 24.4%, 1/06/25 ..... 1,598 1,532
1684775.PS.FTS.B, 24.11%, 1/07/25 .... 5,684 5,454
1680806.PS.FTS.B, 24.4%, 1/08/25 ..... 2,897 2,813
1687799.PS.FTS.B, 13.41%, 1/12/25 .... 12,339 11,946
1694614.PS.FTS.B, 11.4%, 1/13/25 ..... 3,123 3,018
1688987.PS.FTS.B, 12%, 1/13/25 ....... 7,040 6,803
1694584.PS.FTS.B, 12.2%, 1/13/25 ..... 15,655 15,128
1701780.PS.FTS.B, 12.3%, 1/13/25 ..... 11,745 11,350
1688570.PS.FTS.B, 13.87%, 1/13/25 .... 4,722 4,525
1701390.PS.FTS.B, 14.89%, 1/13/25 .... 6,530 3,642
1701399.PS.FTS.B, 16%, 1/13/25 ....... 5,547 5,314
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1688558.PS.FTS.B, 16.43%, 1/13/25 .... $ 2,380 $ 2,281
1701372.PS.FTS.B, 16.5%, 1/13/25 ..... 4,449 203
1701342.PS.FTS.B, 17.7%, 1/13/25 ..... 19,915 19,129
1694587.PS.FTS.B, 19.6%, 1/13/25 ..... 8,013 7,695
1701789.PS.FTS.B, 22.5%, 1/13/25 ..... 2,164 544
1694602.PS.FTS.B, 23.3%, 1/13/25 ..... 8,101 7,805
1701807.PS.FTS.B, 24.09%, 1/13/25 .... 1,624 1,565
1688981.PS.FTS.B, 24.5%, 1/13/25 ..... 10,568 10,181
1689359.PS.FTS.B, 12.3%, 1/14/25 ..... 3,931 3,805
1689344.PS.FTS.B, 13.9%, 1/14/25 ..... 7,871 7,545
1695688.PS.FTS.B, 13.96%, 1/14/25 .... 5,117 4,946
1702149.PS.FTS.B, 15%, 1/14/25 ....... 7,899 7,571
1695340.PS.FTS.B, 15.7%, 1/14/25 ..... 7,916 7,588
1689338.PS.FTS.B, 16.02%, 1/14/25 .... 13,471 12,948
1689368.PS.FTS.B, 16.2%, 1/14/25 ..... 3,964 3,810
1695364.PS.FTS.B, 16.8%, 1/14/25 ..... 3,972 3,807
1695355.PS.FTS.B, 18.4%, 1/14/25 ..... 3,992 3,836
1695982.PS.FTS.B, 25.4%, 1/14/25 ..... 6,113 5,892
1684772.PS.FTS.B, 24.4%, 1/15/25 ..... 4,103 3,926
1702809.PS.FTS.B, 14.89%, 1/18/25 .... 19,740 18,951
1690361.PS.FTS.B, 18.5%, 1/18/25 ..... 3,194 3,076
1696480.PS.FTS.B, 18.8%, 1/18/25 ..... 3,997 3,849
1697491.PS.FTS.B, 16.7%, 1/19/25 ..... 3,971 3,827
1692497.PS.FTS.B, 17.2%, 1/19/25 ..... 5,164 4,977
1704390.PS.FTS.B, 17.8%, 1/19/25 ..... 1,594 1,536
1692221.PS.FTS.B, 23%, 1/19/25 ....... 5,641 5,455
1691657.PS.FTS.B, 25.11%, 1/19/25 .... 4,602 –
1699183.PS.FTS.B, 13.05%, 1/20/25 .... 27,472 26,397
1706151.PS.FTS.B, 23.13%, 1/20/25 .... 2,511 –
1694027.PS.FTS.B, 13.42%, 1/24/25 .... 15,717 15,232
1700809.PS.FTS.B, 22.6%, 1/24/25 ..... 4,042 3,923
1696034.PS.FTS.B, 13.5%, 1/25/25 ..... 1,586 1,527
1709424.PS.FTS.B, 23.4%, 1/26/25 ..... 1,633 1,583
1705071.PS.FTS.B, 18.7%, 2/01/25 ..... 4,143 3,984
1706926.PS.FTS.B, 19.8%, 2/01/25 ..... 4,949 4,717
1706807.PS.FTS.B, 17.8%, 2/11/25 ..... 3,282 3,146
1714708.PS.FTS.B, 10.67%, 2/15/25 .... 11,256 10,896
1715170.PS.FTS.B, 10.8%, 2/15/25 ..... 2,413 2,336
1708031.PS.FTS.B, 12.9%, 2/15/25 ..... 6,231 6,031
1708067.PS.FTS.B, 13%, 2/15/25 ....... 8,095 7,835
1708037.PS.FTS.B, 13.36%, 2/15/25 .... 3,241 3,137
1715161.PS.FTS.B, 14.11%, 2/15/25 .... 2,463 2,389
1708070.PS.FTS.B, 14.2%, 2/15/25 ..... 8,115 7,785
1708871.PS.FTS.B, 14.49%, 2/15/25 .... 8,129 7,798
1715155.PS.FTS.B, 14.63%, 2/15/25 .... 7,102 339
1708448.PS.FTS.B, 15.86%, 2/15/25 .... 12,240 11,742
1721421.PS.FTS.B, 16.3%, 2/15/25 ..... 15,186 14,577
1715173.PS.FTS.B, 16.6%, 2/15/25 ..... 3,324 3,190
1721052.PS.FTS.B, 16.8%, 2/15/25 ..... 2,863 2,747
1715167.PS.FTS.B, 18.6%, 2/15/25 ..... 2,756 106
1708055.PS.FTS.B, 20.25%, 2/15/25 .... 19,736 18,928
1708457.PS.FTS.B, 22.6%, 2/15/25 ..... 5,401 5,198
1708904.PS.FTS.B, 23.4%, 2/15/25 ..... 4,163 4,007
1708478.PS.FTS.B, 24.34%, 2/15/25 .... 3,980 3,828
1708040.PS.FTS.B, 26.46%, 2/15/25 .... 3,356 3,229
1716160.PS.FTS.B, 11.55%, 2/16/25 .... 8,061 7,805
1715854.PS.FTS.B, 13.2%, 2/16/25 ..... 5,589 5,364
1716226.PS.FTS.B, 13.9%, 2/16/25 ..... 6,844 6,569

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1722384.PS.FTS.B, 15.1%, 2/16/25 ..... $ 6,199 $ 821
1716088.PS.FTS.B, 17.8%, 2/16/25 ..... 4,102 3,943
1709597.PS.FTS.B, 18.5%, 2/16/25 ..... 4,932 4,740
1715845.PS.FTS.B, 19.83%, 2/16/25 .... 8,137 7,809
1722438.PS.FTS.B, 21.5%, 2/16/25 ..... 2,373 2,280
1709591.PS.FTS.B, 22.6%, 2/16/25 ..... 12,463 12,004
1723593.PS.FTS.B, 22.6%, 2/18/25 ..... 12,463 12,020
1723899.PS.FTS.B, 22.6%, 2/18/25 ..... 5,945 5,723
1717273.PS.FTS.B, 10.8%, 2/20/25 ..... 9,546 7,869
1722492.PS.FTS.B, 16.64%, 2/20/25 .... 8,196 7,875
1724859.PS.FTS.B, 11.4%, 2/22/25 ..... 7,443 7,221
1724148.PS.FTS.B, 12.3%, 2/22/25 ..... 7,271 7,050
1718062.PS.FTS.B, 20.4%, 2/22/25 ..... 1,652 1,593
1713806.PS.FTS.B, 10.07%, 2/23/25 .... 32,104 31,456
1712954.PS.FTS.B, 12.4%, 2/23/25 ..... 3,232 3,135
1713725.PS.FTS.B, 13.9%, 2/23/25 ..... 7,281 7,007
1721427.PS.FTS.B, 17.96%, 2/24/25 .... 14,431 13,861
1715152.PS.FTS.B, 21%, 2/28/25 ....... 8,581 8,401
1708484.PS.FTS.B, 22.6%, 2/28/25 ..... 3,451 3,383
1710380.PS.FTS.B, 23.59%, 2/28/25 .... 2,766 2,720
1730775.PS.FTS.B, 16.3%, 3/03/25 ..... 1,696 1,618
1740433.PS.FTS.B, 8.6%, 3/23/25 ...... 1,749 1,739
1748893.PS.FTS.B, 21.5%, 4/05/25 ..... 2,674 2,557
1683602.PS.FTS.B, 23.4%, 7/05/25 ..... 2,000 1,905
1638183.PS.FTS.B, 17.71%, 8/28/25 .... 10,588 10,406
1632058.PS.FTS.B, 12.9%, 8/29/25 ..... 4,452 2,496
1651787.PS.FTS.B, 14.89%, 10/08/25 ... 9,105 4,766
1696479.PS.FTS.B, 25.4%, 11/16/25 .... 6,960 4,057
1681039.PS.FTS.B, 14.49%, 11/20/25 .... 6,507 3,627
1489833.PS.FTS.B, 16.99%, 11/30/25 .... 7,261 7,087
1689362.PS.FTS.B, 13.77%, 12/14/25 ... 30,098 16,163
1485878.PS.FTS.B, 11.99%, 12/17/25 .... 11,204 11,062
1706328.PS.FTS.B, 24.4%, 12/21/25 .... 5,196 3,270
1592846.PS.FTS.B, 15.9%, 7/23/26 ..... 6,551 6,272
1599437.PS.FTS.B, 16.5%, 8/05/26 ..... 29,193 27,740
1599440.PS.FTS.B, 26.4%, 8/05/26 ..... 1,735 1,675
1599782.PS.FTS.B, 29.08%, 8/05/26 .... 3,504 3,381
1603753.PS.FTS.B, 13.4%, 8/06/26 ..... 1,879 1,854
1600460.PS.FTS.B, 15.2%, 8/06/26 ..... 12,439 11,825
1603750.PS.FTS.B, 15.9%, 8/06/26 ..... 6,655 6,326
1600466.PS.FTS.B, 18.73%, 8/06/26 .... 12,632 12,006
1603759.PS.FTS.B, 20.59%, 8/06/26 .... 8,486 8,083
1604551.PS.FTS.B, 13.74%, 8/09/26 .... 19,565 18,840
1611384.PS.FTS.B, 13.88%, 8/09/26 .... 8,243 7,929
1611387.PS.FTS.B, 19.33%, 8/09/26 .... 7,598 7,250
1611390.PS.FTS.B, 22.8%, 8/09/26 ..... 1,712 1,658
1611810.PS.FTS.B, 13%, 8/10/26 ....... 2,052 1,975
1606042.PS.FTS.B, 14.74%, 8/10/26 .... 13,253 12,751
1611513.PS.FTS.B, 15.68%, 8/10/26 .... 16,621 15,991
1611807.PS.FTS.B, 19.33%, 8/10/26 .... 12,664 12,090
1612131.PS.FTS.B, 19.48%, 8/10/26 .... 6,336 6,049
1602347.PS.FTS.B, 20.3%, 8/10/26 ..... 1,695 1,618
1612149.PS.FTS.B, 20.7%, 8/10/26 ..... 5,094 4,862
1612140.PS.FTS.B, 23.74%, 8/10/26 .... 5,585 5,328
1605592.PS.FTS.B, 24%, 8/10/26 ....... 1,802 479
1606183.PS.FTS.B, 12.6%, 8/11/26 ..... 12,291 11,828
1606453.PS.FTS.B, 14.89%, 8/11/26 .... 7,039 6,704
1606945.PS.FTS.B, 12.5%, 8/12/26 ..... 6,637 817
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1607296.PS.FTS.B, 13.3%, 8/12/26 ..... $ 4,932 $ 4,748
1606891.PS.FTS.B, 16.3%, 8/12/26 ..... 6,665 6,356
1603532.PS.FTS.B, 20.5%, 8/12/26 ..... 8,942 8,545
1601273.PS.FTS.B, 12.6%, 8/14/26 ..... 12,312 11,843
1602449.PS.FTS.B, 25%, 8/15/26 ....... 1,729 1,675
1611798.PS.FTS.B, 25.74%, 8/15/26 .... 8,698 8,429
1609519.PS.FTS.B, 15%, 8/17/26 ....... 6,628 6,326
1611322.PS.FTS.B, 12.5%, 8/19/26 ..... 28,664 27,630
1618149.PS.FTS.B, 13.7%, 8/19/26 ..... 9,060 8,735
1604576.PS.FTS.B, 18.3%, 8/19/26 ..... 8,433 8,066
1611805.PS.FTS.B, 16.18%, 8/20/26 .... 24,570 23,475
1611804.PS.FTS.B, 18%, 8/22/26 ....... 21,137 20,190
1619901.PS.FTS.B, 13.5%, 8/24/26 ..... 9,874 9,529
1620930.PS.FTS.B, 15.8%, 8/25/26 ..... 8,315 7,959
1615105.PS.FTS.B, 12.7%, 8/26/26 ..... 15,575 15,038
1621938.PS.FTS.B, 14.39%, 8/26/26 .... 6,610 6,381
1615738.PS.FTS.B, 13.3%, 8/27/26 ..... 3,343 3,229
1612100.PS.FTS.B, 16.3%, 8/27/26 ..... 8,465 8,108
1615246.PS.FTS.B, 16.64%, 8/27/26 .... 10,172 9,743
1615636.PS.FTS.B, 12.5%, 8/30/26 ..... 12,510 12,219
1612853.PS.FTS.B, 13%, 8/30/26 ....... 33,389 32,642
1617610.PS.FTS.B, 15.29%, 9/11/26 .... 11,458 10,979
1622321.PS.FTS.B, 19.23%, 9/17/26 .... 2,568 2,462
1634619.PS.FTS.B, 19%, 9/21/26 ....... 8,551 8,216
1624628.PS.FTS.B, 12.9%, 9/22/26 ..... 20,851 20,114
1625300.PS.FTS.B, 11.79%, 9/23/26 .... 5,810 5,606
1625246.PS.FTS.B, 12.5%, 9/23/26 ..... 7,909 7,632
1626002.PS.FTS.B, 11.7%, 9/24/26 ..... 20,741 20,018
1630114.PS.FTS.B, 11.7%, 9/24/26 ...... 7,467 7,207
1630111.PS.FTS.B, 13.03%, 9/24/26 ..... 13,769 13,289
1629628.PS.FTS.B, 14.31%, 9/24/26 .... 10,069 9,636
1637205.PS.FTS.B, 11.7%, 9/27/26 ..... 8,858 8,555
1630660.PS.FTS.B, 11.79%, 9/27/26 .... 5,913 5,774
1637199.PS.FTS.B, 12.4%, 9/27/26 ..... 13,537 13,074
1637250.PS.FTS.B, 13.4%, 9/27/26 ..... 5,962 5,761
1626827.PS.FTS.B, 14.2%, 9/27/26 ..... 23,007 22,041
1626860.PS.FTS.B, 15%, 9/27/26 ....... 5,556 5,322
1631629.PS.FTS.B, 11.7%, 9/28/26 ..... 3,903 3,774
1631647.PS.FTS.B, 12.7%, 9/28/26 ..... 12,594 12,306
1638105.PS.FTS.B, 13.4%, 9/28/26 ..... 5,521 5,398
1628072.PS.FTS.B, 14.53%, 9/28/26 .... 17,149 16,781
1627559.PS.FTS.B, 14.89%, 9/28/26 .... 14,525 14,106
1627979.PS.FTS.B, 15.29%, 9/28/26 .... 29,950 29,096
1638453.PS.FTS.B, 16.1%, 9/28/26 ..... 12,875 12,516
1631731.PS.FTS.B, 16.8%, 9/28/26 ..... 13,125 12,443
1631380.PS.FTS.B, 18.13%, 9/28/26 .... 30,268 29,470
1639041.PS.FTS.B, 11.7%, 9/29/26 ..... 12,654 12,356
1627703.PS.FTS.B, 13.41%, 9/30/26 .... 5,101 4,945
1626833.PS.FTS.B, 14.7%, 10/01/26 .... 12,834 12,281
1469063.PS.FTS.B, 19.24%, 10/12/26 ... 9,887 9,534
1646769.PS.FTS.B, 11.79%, 10/13/26 .... 10,972 10,567
1648282.PS.FTS.B, 14%, 10/26/26 ...... 12,772 12,225
1648288.PS.FTS.B, 14.96%, 10/26/26 ... 10,683 10,225
1654998.PS.FTS.B, 18.33%, 10/26/26 ... 2,293 2,249
1645235.PS.FTS.B, 9.81%, 10/27/26 .... 5,342 333
1645223.PS.FTS.B, 10.5%, 10/27/26 .... 7,683 7,423
1645646.PS.FTS.B, 10.8%, 10/27/26 .... 12,819 12,386
1648582.PS.FTS.B, 10.9%, 10/27/26 .... 8,557 8,345

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1645232.PS.FTS.B, 11.2%, 10/27/26 .... $ 10,008 $ 9,673
1645661.PS.FTS.B, 11.7%, 10/27/26 .... 302 301
1645649.PS.FTS.B, 12.7%, 10/27/26 .... 6,025 5,822
1645652.PS.FTS.B, 12.7%, 10/27/26 .... 5,595 5,406
1655325.PS.FTS.B, 13.08%, 10/27/26 ... 17,497 16,907
1645655.PS.FTS.B, 13.95%, 10/27/26 ... 5,188 4,967
1648945.PS.FTS.B, 14.29%, 10/27/26 ... 30,300 29,011
1648588.PS.FTS.B, 14.39%, 10/27/26 ... 12,990 12,438
1648621.PS.FTS.B, 15.29%, 10/27/26 ... 30,407 29,113
1655580.PS.FTS.B, 21%, 10/27/26 ...... 12,396 12,107
1655331.PS.FTS.B, 28%, 10/27/26 ...... 13,555 13,222
1646309.PS.FTS.B, 9.62%, 10/28/26 .... 13,208 12,877
1649515.PS.FTS.B, 10.5%, 10/28/26 .... 17,072 16,657
1649809.PS.FTS.B, 11.1%, 10/28/26 .... 5,168 5,030
1649791.PS.FTS.B, 15.1%, 10/28/26 .... 21,705 21,072
1646312.PS.FTS.B, 15.29%, 10/28/26 ... 7,819 7,592
1646066.PS.FTS.B, 16.18%, 10/28/26 ... 13,072 12,702
1645916.PS.FTS.B, 16.3%, 10/28/26 .... 5,594 5,367
1646072.PS.FTS.B, 28.23%, 10/28/26 ... 10,800 10,843
1650307.PS.FTS.B, 10.08%, 10/29/26 ... 11,079 10,808
1646960.PS.FTS.B, 10.5%, 10/29/26 .... 17,499 17,077
1647161.PS.FTS.B, 10.5%, 10/29/26 .... 5,975 5,831
1657278.PS.FTS.B, 10.5%, 10/29/26 .... 6,739 6,577
1650655.PS.FTS.B, 10.71%, 10/29/26 ... 7,204 7,052
1646819.PS.FTS.B, 11.2%, 10/29/26 .... 3,424 3,343
1650901.PS.FTS.B, 11.2%, 10/29/26 .... 13,265 12,953
1650547.PS.FTS.B, 13.7%, 10/29/26 .... 10,207 9,902
1650847.PS.FTS.B, 13.93%, 10/29/26 ... 6,917 6,769
1647071.PS.FTS.B, 14.38%, 10/29/26 ... 17,320 16,957
1650865.PS.FTS.B, 15.18%, 10/29/26 ... 8,684 8,508
1646828.PS.FTS.B, 15.29%, 10/29/26 ... 18,244 17,721
1647101.PS.FTS.B, 18.48%, 10/29/26 ... 24,751 –
1656183.PS.FTS.B, 14.38%, 10/31/26 ... 6,502 6,294
1655343.PS.FTS.B, 16.65%, 10/31/26 ... 11,690 11,203
1648990.PS.FTS.B, 18.33%, 10/31/26 ... 14,923 14,268
1647098.PS.FTS.B, 11.55%, 11/01/26 .... 25,680 24,837
1649806.PS.FTS.B, 12.33%, 11/01/26 .... 12,909 12,362
1651774.PS.FTS.B, 11.89%, 11/02/26 .... 7,291 7,009
1648793.PS.FTS.B, 26.43%, 11/02/26 .... 8,990 8,597
1646054.PS.FTS.B, 15.1%, 11/03/26 .... 2,902 2,779
1650023.PS.FTS.B, 14.79%, 11/04/26 .... 9,535 9,275
1661388.PS.FTS.B, 11.55%, 11/05/26 .... 3,427 3,297
1650968.PS.FTS.B, 16.33%, 11/05/26 .... 15,686 14,895
1654723.PS.FTS.B, 18.6%, 11/05/26 .... 7,464 7,072
1648496.PS.FTS.B, 19%, 11/07/26 ...... 4,408 4,160
1651754.PS.FTS.B, 10.5%, 11/08/26 .... 17,067 16,430
1658080.PS.FTS.B, 14.63%, 11/08/26 .... 12,995 12,355
1651784.PS.FTS.B, 16.18%, 11/08/26 .... 21,775 20,700
1664766.PS.FTS.B, 18.33%, 11/08/26 .... 21,933 20,816
1652300.PS.FTS.B, 21.18%, 11/08/26 .... 12,719 12,063
1666515.PS.FTS.B, 11.2%, 11/09/26 ..... 20,534 19,773
1665864.PS.FTS.B, 11.97%, 11/09/26 .... 7,293 7,023
1666449.PS.FTS.B, 14.6%, 11/09/26 .... 9,962 9,474
1658839.PS.FTS.B, 14.68%, 11/09/26 .... 12,997 12,515
1658842.PS.FTS.B, 17%, 11/09/26 ...... 10,918 10,370
1653086.PS.FTS.B, 18.2%, 11/09/26 .... 11,031 10,453
1659079.PS.FTS.B, 19%, 11/09/26 ...... 5,275 5,009
1658812.PS.FTS.B, 21.9%, 11/09/26 .... 2,524 2,420
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1665660.PS.FTS.B, 27.4%, 11/09/26 .... $ 6,310 $ 6,060
1654196.PS.FTS.B, 11.6%, 11/10/26 ..... 17,137 16,506
1667148.PS.FTS.B, 11.6%, 11/10/26 ..... 7,712 7,427
1654037.PS.FTS.B, 12.32%, 11/10/26 .... 31,922 1,588
1660714.PS.FTS.B, 13.6%, 11/10/26 .... 8,632 8,213
1651394.PS.FTS.B, 15.29%, 11/10/26 .... 17,411 16,539
1654735.PS.FTS.B, 18.25%, 11/10/26 .... 21,989 20,790
1660333.PS.FTS.B, 21.18%, 11/10/26 .... 3,541 3,363
1654187.PS.FTS.B, 22.5%, 11/10/26 .... 13,352 12,791
1655069.PS.FTS.B, 11.6%, 11/12/26 ..... 683 679
1667997.PS.FTS.B, 11.79%, 11/12/26 .... 7,717 7,436
1655114.PS.FTS.B, 12.32%, 11/12/26 .... 10,310 9,934
1660804.PS.FTS.B, 14.68%, 11/12/26 .... 29,018 27,992
1667757.PS.FTS.B, 18.25%, 11/12/26 .... 11,402 10,845
1667178.PS.FTS.B, 13.3%, 11/15/26 .... 8,642 8,225
1661914.PS.FTS.B, 13.5%, 11/15/26 .... 21,572 20,562
1661875.PS.FTS.B, 18.33%, 11/15/26 .... 13,160 12,536
1661797.PS.FTS.B, 21%, 11/15/26 ...... 1,770 1,709
1669413.PS.FTS.B, 24.09%, 11/15/26 .... 8,092 7,779
1657538.PS.FTS.B, 21.3%, 11/16/26 .... 1,792 1,725
1658339.PS.FTS.B, 16%, 11/17/26 ...... 6,529 6,228
1656447.PS.FTS.B, 14.38%, 11/27/26 .... 19,339 18,720
1664327.PS.FTS.B, 13.5%, 11/30/26 .... 3,505 3,400
1687146.PS.FTS.B, 11.43%, 12/16/26 .... 10,442 10,081
1687128.PS.FTS.B, 12.3%, 12/16/26 .... 8,727 8,426
1674095.PS.FTS.B, 12.5%, 12/16/26 .... 19,872 19,189
1680286.PS.FTS.B, 12.5%, 12/16/26 .... 8,733 8,431
1687125.PS.FTS.B, 13.4%, 12/16/26 .... 8,759 8,457
1674104.PS.FTS.B, 13.77%, 12/16/26 ... 14,847 14,161
1680241.PS.FTS.B, 14.38%, 12/16/26 ... 21,949 21,192
1680235.PS.FTS.B, 14.41%, 12/16/26 ... 30,757 29,696
1674101.PS.FTS.B, 14.53%, 12/16/26 ... 15,716 15,174
1673708.PS.FTS.B, 14.7%, 12/16/26 .... 7,916 7,551
1687113.PS.FTS.B, 15.18%, 12/16/26 .... 14,536 13,864
1680250.PS.FTS.B, 15.84%, 12/16/26 ... 902 878
1673690.PS.FTS.B, 16.1%, 12/16/26 .... 30,923 29,492
1687140.PS.FTS.B, 16.7%, 12/16/26 .... 13,992 –
1679824.PS.FTS.B, 18.2%, 12/16/26 .... 8,778 8,348
1680301.PS.FTS.B, 18.5%, 12/16/26 .... 4,450 4,233
1674113.PS.FTS.B, 24%, 12/16/26 ...... 9,038 8,697
1673699.PS.FTS.B, 26.43%, 12/16/26 ... 13,643 13,122
1680406.PS.FTS.B, 18.33%, 12/17/26 ... 22,238 21,168
1675265.PS.FTS.B, 10.5%, 12/20/26 .... 19,948 19,277
1681297.PS.FTS.B, 13.3%, 12/20/26 .... 25,174 24,329
1681006.PS.FTS.B, 15.29%, 12/20/26 ... 20,269 19,360
1675340.PS.FTS.B, 16%, 12/20/26 ...... 11,924 11,371
1688076.PS.FTS.B, 16.4%, 12/20/26 .... 13,265 12,670
1682455.PS.FTS.B, 11.43%, 12/21/26 .... 26,104 25,232
1673711.PS.FTS.B, 12.6%, 12/21/26 .... 3,938 3,808
1688964.PS.FTS.B, 13.93%, 12/21/26 ... 13,161 12,722
1689036.PS.FTS.B, 14.6%, 12/21/26 .... 17,586 16,804
1689054.PS.FTS.B, 14.89%, 12/21/26 ... 13,202 12,615
1676534.PS.FTS.B, 15.29%, 12/21/26 ... 13,219 12,631
1676819.PS.FTS.B, 14.68%, 12/22/26 ... 28,145 27,212
1674110.PS.FTS.B, 14.7%, 12/22/26 .... 30,870 29,468
1690116.PS.FTS.B, 23.11%, 12/22/26 .... 13,525 13,067
1677269.PS.FTS.B, 25.9%, 12/22/26 .... 5,450 5,263
1683589.PS.FTS.B, 10.5%, 12/23/26 .... 10,408 10,065

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1690638.PS.FTS.B, 11.1%, 12/23/26 .... $ 8,257 $ 7,985
1687137.PS.FTS.B, 28.08%, 12/23/26 ... 13,887 13,705
1680116.PS.FTS.B, 14%, 12/29/26 ...... 24,047 23,336
1674146.PS.FTS.B, 18.78%, 12/31/26 ... 9,098 8,639
1674290.PS.FTS.B, 21.09%, 12/31/26 ... 7,689 7,382
1686735.PS.FTS.B, 25.27%, 12/31/26 ... 13,927 13,309
1675466.PS.FTS.B, 19%, 1/01/27 ....... 7,411 4,342
1694608.PS.FTS.B, 10.62%, 1/13/27 .... 8,627 8,337
1701387.PS.FTS.B, 11.1%, 1/13/27 ..... 7,061 6,821
1688549.PS.FTS.B, 11.55%, 1/13/27 .... 13,257 12,807
1694572.PS.FTS.B, 11.6%, 1/13/27 ..... 19,270 18,616
1695022.PS.FTS.B, 11.7%, 1/13/27 ..... 13,155 12,710
1688996.PS.FTS.B, 11.79%, 1/13/27 .... 21,669 20,934
1688534.PS.FTS.B, 12.9%, 1/13/27 ..... 22,185 21,432
1694605.PS.FTS.B, 15.2%, 1/13/27 ..... 1,876 1,789
1695031.PS.FTS.B, 15.5%, 1/13/27 ..... 8,941 8,525
1701783.PS.FTS.B, 15.5%, 1/13/27 ..... 13,411 12,788
1688990.PS.FTS.B, 17.82%, 1/13/27 .... 26,993 25,736
1694623.PS.FTS.B, 18.5%, 1/13/27 ..... 6,310 5,986
1701375.PS.FTS.B, 21.69%, 1/13/27 .... 9,101 8,696
1694593.PS.FTS.B, 23.4%, 1/13/27 ..... 9,126 8,741
1701396.PS.FTS.B, 27.4%, 1/13/27 ..... 4,640 4,432
1702062.PS.FTS.B, 11.79%, 1/14/27 .... 7,976 7,721
1702152.PS.FTS.B, 12.87%, 1/14/27 .... 5,324 5,144
1695343.PS.FTS.B, 12.9%, 1/14/27 ..... 4,792 4,630
1702167.PS.FTS.B, 13.1%, 1/14/27 ..... 6,437 6,222
1702287.PS.FTS.B, 15.29%, 1/14/27 .... 8,935 8,523
1689365.PS.FTS.B, 15.8%, 1/14/27 ..... 17,896 17,071
1702137.PS.FTS.B, 16.2%, 1/14/27 ..... 5,823 5,554
1702161.PS.FTS.B, 18.13%, 1/14/27 .... 3,602 3,435
1689329.PS.FTS.B, 18.4%, 1/14/27 ..... 8,831 8,383
1689347.PS.FTS.B, 19%, 1/14/27 ....... 7,221 6,854
1695361.PS.FTS.B, 26.13%, 1/14/27 .... 13,775 13,196
1690325.PS.FTS.B, 16.28%, 1/18/27 .... 5,376 5,135
1690286.PS.FTS.B, 18.4%, 1/18/27 ..... 21,177 20,146
1703139.PS.FTS.B, 25.9%, 1/18/27 ..... 1,836 1,763
1704984.PS.FTS.B, 10.29%, 1/19/27 .... 11,445 11,072
1704465.PS.FTS.B, 10.5%, 1/19/27 ..... 15,857 15,341
1692188.PS.FTS.B, 11.2%, 1/19/27 ..... 22,009 21,294
1691687.PS.FTS.B, 12.7%, 1/19/27 ..... 26,606 25,739
1692281.PS.FTS.B, 16.5%, 1/19/27 ..... 31,379 29,985
1704129.PS.FTS.B, 21.18%, 1/19/27 .... 9,233 7,638
1692593.PS.FTS.B, 10.5%, 1/20/27 ..... 17,619 17,049
1698709.PS.FTS.B, 15.2%, 1/20/27 ..... 13,400 12,810
1686133.PS.FTS.B, 10.44%, 1/22/27 .... 10,643 10,336
1700548.PS.FTS.B, 25.9%, 1/24/27 ..... 5,045 4,864
1695725.PS.FTS.B, 16.1%, 1/25/27 ..... 20,329 19,417
1708451.PS.FTS.B, 10.26%, 2/15/27 .... 9,032 8,792
1715146.PS.FTS.B, 10.5%, 2/15/27 ..... 22,361 21,649
1715164.PS.FTS.B, 11.1%, 2/15/27 ..... 4,927 4,770
1721439.PS.FTS.B, 12%, 2/15/27 ....... 2,694 2,608
1721037.PS.FTS.B, 12.24%, 2/15/27 .... 9,436 9,018
1715149.PS.FTS.B, 12.62%, 2/15/27 .... 22,488 21,771
1708763.PS.FTS.B, 15.62%, 2/15/27 .... 20,847 19,921
1715143.PS.FTS.B, 16.33%, 2/15/27 .... 18,159 17,352
1708907.PS.FTS.B, 18.13%, 2/15/27 .... 13,678 13,069
1708901.PS.FTS.B, 18.33%, 2/15/27 .... 18,246 17,326
1720974.PS.FTS.B, 18.4%, 2/15/27 ..... 17,792 16,895
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1708466.PS.FTS.B, 18.6%, 2/15/27 ..... $ 5,934 $ 5,634
1708103.PS.FTS.B, 18.78%, 2/15/27 .... 2,120 2,010
1721007.PS.FTS.B, 22%, 2/15/27 ....... 11,038 10,567
1708913.PS.FTS.B, 25.2%, 2/15/27 ..... 10,995 10,514
1715353.PS.FTS.B, 25.9%, 2/15/27 ..... 1,854 1,774
1709507.PS.FTS.B, 13.5%, 2/16/27 ..... 7,213 6,896
1709207.PS.FTS.B, 16%, 2/16/27 ....... 9,980 9,484
1722171.PS.FTS.B, 18.78%, 2/16/27 .... 6,849 6,507
1709498.PS.FTS.B, 25.9%, 2/16/27 ..... 9,272 8,876
1722801.PS.FTS.B, 23.31%, 2/17/27 .... 4,151 3,978
1718479.PS.FTS.B, 11.1%, 2/22/27 ..... 8,063 7,819
1724556.PS.FTS.B, 17.38%, 2/22/27 .... 5,873 5,598
1726185.PS.FTS.B, 10.5%, 2/23/27 ..... 13,417 13,013
1719415.PS.FTS.B, 10.8%, 2/23/27 ..... 10,653 10,332
1719667.PS.FTS.B, 12.5%, 2/23/27 ..... 13,488 13,083
1721913.PS.FTS.B, 16.8%, 2/24/27 ..... 32,775 7,548
1739157.PS.FTS.B, 11.5%, 3/18/27 ..... 36,464 35,483
1749003.PS.FTS.B, 19.3%, 3/31/27 ..... 6,564 6,317
1749006.PS.FTS.B, 19.53%, 3/31/27 .... 10,318 9,931
1749429.PS.FTS.B, 25.9%, 3/31/27 ..... 5,687 5,494
1613553.PS.FTS.B, 19.78%, 6/15/27 .... 11,953 9,869
1605754.PS.FTS.B, 28.4%, 7/10/27 ..... 4,520 2,147
1636737.PS.FTS.B, 11.61%, 8/24/27 .... 12,632 4,768
5,061,451
Upgrade, Inc.
24442762.UG.FTS.B, 25.26%, 11/30/22 .. 1,294 253
24877097.UG.FTS.B, 25.26%, 12/02/22 .. 1,316 1,328
24848052.UG.FTS.B, 25.26%, 12/03/22 .. 309 311
24951581.UG.FTS.B, 24.29%, 12/04/22 .. 1,147 1,151
24954573.UG.FTS.B, 25.26%, 12/04/22 .. 770 772
24798549.UG.FTS.B, 25.26%, 12/05/22 .. 271 272
25022405.UG.FTS.B, 25.26%, 12/06/22 .. 509 511
24993587.UG.FTS.B, 30.51%, 12/06/22 .. 494 498
24914243.UG.FTS.B, 22.34%, 12/10/22 .. 373 375
25074574.UG.FTS.B, 25.26%, 12/12/22 .. 309 312
25176694.UG.FTS.B, 22.34%, 12/16/22 .. 1,191 1,199
25234063.UG.FTS.B, 23.3%, 12/16/22 ... 91 91
25240151.UG.FTS.B, 25.26%, 12/17/22 .. 387 390
25356190.UG.FTS.B, 30.51%, 12/18/22 .. 207 210
25357782.UG.FTS.B, 18.46%, 12/19/22 .. 213 215
25027206.UG.FTS.B, 25.26%, 12/19/22 .. 367 371
25368629.UG.FTS.B, 25.26%, 12/19/22 .. 387 390
25167367.UG.FTS.B, 25.26%, 12/20/22 .. 649 657
25381046.UG.FTS.B, 25.26%, 12/20/22 .. 152 154
25740670.UG.FTS.B, 24.29%, 12/21/22 .. 964 974
24565516.UG.FTS.B, 24.99%, 12/23/22 .. 293 296
25414391.UG.FTS.B, 25.26%, 12/23/22 .. 228 230
25513053.UG.FTS.B, 24.29%, 12/24/22 .. 5,153 860
25111074.UG.FTS.B, 25.26%, 12/26/22 .. 3,925 3,955
25532956.UG.FTS.B, 25.26%, 12/26/22 .. 211 214
25313096.UG.FTS.B, 30.51%, 12/26/22 .. 165 168
25532301.UG.FTS.B, 24.29%, 12/30/22 .. 229 231
25652617.UG.FTS.B, 24.99%, 12/30/22 .. 232 235
25593308.UG.FTS.B, 25.26%, 12/30/22 .. 1,157 1,174
25071555.UG.FTS.B, 24.29%, 12/31/22 .. 1,228 1,239
25388007.UG.FTS.B, 25.26%, 12/31/22 .. 838 848
25732418.UG.FTS.B, 25.26%, 1/03/23 ... 1,148 1,156

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. (continued)
25530119.UG.FTS.B, 27.21%, 1/03/23 ... $ 302 $ 305
25610435.UG.FTS.B, 21.38%, 1/06/23 ... 1,146 1,151
25828184.UG.FTS.B, 25.26%, 1/06/23 ... 786 793
25177120.UG.FTS.B, 25.26%, 1/07/23 ... 1,722 1,737
25738288.UG.FTS.B, 24.99%, 1/08/23 ... 802 364
25689167.UG.FTS.B, 25.26%, 1/08/23 ... 1,522 716
25821264.UG.FTS.B, 18.46%, 1/09/23 ... 318 319
25845990.UG.FTS.B, 24.99%, 1/10/23 ... 518 521
25568356.UG.FTS.B, 25.26%, 1/14/23 ... 238 241
25836913.UG.FTS.B, 25.26%, 1/14/23 ... 459 464
25679286.UG.FTS.B, 25.26%, 1/15/23 ... 230 232
25712783.UG.FTS.B, 25.26%, 1/17/23 ... 600 606
25774309.UG.FTS.B, 25.26%, 1/21/23 ... 4,588 353
25709144.UG.FTS.B, 25.26%, 2/03/23 ... 1,466 1,478
23712149.UG.FTS.B, 29.69%, 11/06/24 .. 14,861 15,709
24548048.UG.FTS.B, 28.99%, 11/20/24 .. 25,090 26,132
24415650.UG.FTS.B, 26.77%, 11/22/24 .. 8,833 9,265
24697398.UG.FTS.B, 26.77%, 11/25/24 .. 10,110 10,637
24468287.UG.FTS.B, 29.69%, 11/26/24 .. 20,459 20,894
24511278.UG.FTS.B, 29.69%, 12/01/24 .. 21,135 21,147
24606347.UG.FTS.B, 30.17%, 12/03/24 .. 13,402 1,093
24391908.UG.FTS.B, 29.69%, 12/06/24 .. 8,743 9,192
25051261.UG.FTS.B, 29.69%, 12/09/24 .. 10,942 11,371
24755237.UG.FTS.B, 29.69%, 12/10/24 .. 7,336 7,758
24464775.UG.FTS.B, 26.77%, 12/19/24 .. 13,463 14,059
24618663.UG.FTS.B, 29.69%, 12/21/24 .. 15,757 16,668
25533971.UG.FTS.B, 29.69%, 12/26/24 .. 7,241 7,679
25752944.UG.FTS.B, 26.77%, 1/03/25 ... 10,304 8,553
25721348.UG.FTS.B, 28.99%, 1/06/25 ... 16,249 13,990
25684301.UG.FTS.B, 29.69%, 1/06/25 ... 9,603 9,930
25284171.UG.FTS.B, 27.74%, 1/14/25 ... 12,712 13,262
25595802.UG.FTS.B, 28.99%, 1/22/25 ... 13,448 13,143
24177030.UG.FTS.B, 30.51%, 11/05/27 .. 42 42
24198170.UG.FTS.B, 23.3%, 11/07/27 ... 373 374
24230934.UG.FTS.B, 24.29%, 11/07/27 .. 193 193
24181857.UG.FTS.B, 24.29%, 11/08/27 .. 5 5
24265315.UG.FTS.B, 25.26%, 11/08/27 .. 117 118
24375634.UG.FTS.B, 25.26%, 11/12/27 .. 297 298
24408286.UG.FTS.B, 24.99%, 11/14/27 .. 195 196
24307805.UG.FTS.B, 30.51%, 11/14/27 .. 152 153
24197514.UG.FTS.B, 24.99%, 11/15/27 .. 195 196
24408986.UG.FTS.B, 25.26%, 11/16/27 .. 414 415
24551925.UG.FTS.B, 27.21%, 11/18/27 .. 240 241
24508053.UG.FTS.B, 22.34%, 11/20/27 .. 3,753 747
24598646.UG.FTS.B, 25.26%, 11/20/27 .. 215 217
24633524.UG.FTS.B, 25.26%, 11/21/27 .. 117 118
24545726.UG.FTS.B, 24.99%, 11/23/27 .. 2,883 2,922
24759733.UG.FTS.B, 22.34%, 11/26/27 .. 80 81
24787776.UG.FTS.B, 25.26%, 11/26/27 .. 274 276
267,394
Upgrade, Inc. - Card
991645302.UG.FTS.B, 28.98%, 12/23/22 . 8 8
991762468.UG.FTS.B, 29.49%, 2/20/23 .. 14 13
991763034.UG.FTS.B, 29.49%, 6/20/23 .. 34 30
991534887.UG.FTS.B, Zero Cpn, 1/18/24 . 776 54
991543207.UG.FTS.B, Zero Cpn, 1/18/24 . 192 14
991584575.UG.FTS.B, Zero Cpn, 1/18/24 . 100 7
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991639272.UG.FTS.B, Zero Cpn, 1/18/24 . $ 149 $ 10
991546368.UG.FTS.B, 28.48%, 1/18/24 .. 120 122
991552729.UG.FTS.B, 28.48%, 1/18/24 .. 683 689
991592691.UG.FTS.B, 28.48%, 1/18/24 .. 66 67
991622139.UG.FTS.B, 28.48%, 1/18/24 .. 635 649
991732331.UG.FTS.B, 28.48%, 1/18/24 .. 73 19
991535064.UG.FTS.B, 29.45%, 1/18/24 .. 869 –
991535077.UG.FTS.B, 29.46%, 1/18/24 .. 90 92
991751743.UG.FTS.B, 29.47%, 1/18/24 .. 258 261
991607820.UG.FTS.B, 29.48%, 1/18/24 .. 9 9
991536585.UG.FTS.B, 29.49%, 1/18/24 .. 158 162
991539593.UG.FTS.B, 29.49%, 1/18/24 .. 722 184
991541856.UG.FTS.B, 29.49%, 1/18/24 .. 74 21
991545264.UG.FTS.B, 29.49%, 1/18/24 .. – –
991546280.UG.FTS.B, 29.49%, 1/18/24 .. 68 67
991546337.UG.FTS.B, 29.49%, 1/18/24 .. 122 125
991552817.UG.FTS.B, 29.49%, 1/18/24 .. 166 164
991556797.UG.FTS.B, 29.49%, 1/18/24 .. 20 20
991587612.UG.FTS.B, 29.49%, 1/18/24 .. 202 204
991629208.UG.FTS.B, 29.49%, 1/18/24 .. 136 139
991692863.UG.FTS.B, 29.49%, 1/18/24 .. 30 31
991709913.UG.FTS.B, 29.49%, 1/18/24 .. 9 9
991727329.UG.FTS.B, 29.49%, 1/18/24 .. 236 237
991767003.UG.FTS.B, 29.49%, 1/18/24 .. 14 14
991769780.UG.FTS.B, 29.49%, 1/18/24 .. 108 108
991770423.UG.FTS.B, 29.49%, 1/18/24 .. 6 6
991755795.UG.FTS.B, Zero Cpn, 1/19/24 . 314 22
991546995.UG.FTS.B, 19.99%, 1/19/24 .. 151 152
991781416.UG.FTS.B, 20.96%, 1/19/24 .. 1,204 1,206
991545922.UG.FTS.B, 25.45%, 1/19/24 .. 83 83
991546826.UG.FTS.B, 28.48%, 1/19/24 .. 73 75
991765474.UG.FTS.B, 28.48%, 1/19/24 .. 91 92
991781301.UG.FTS.B, 28.48%, 1/19/24 .. 134 133
991783894.UG.FTS.B, 28.48%, 1/19/24 .. 175 24
991782715.UG.FTS.B, 28.98%, 1/19/24 .. 98 99
991769837.UG.FTS.B, 29.46%, 1/19/24 .. 91 92
991586601.UG.FTS.B, 29.48%, 1/19/24 .. 125 126
991644301.UG.FTS.B, 29.48%, 1/19/24 .. 89 90
991689540.UG.FTS.B, 29.48%, 1/19/24 .. 183 183
991746052.UG.FTS.B, 29.48%, 1/19/24 .. 276 279
991759026.UG.FTS.B, 29.48%, 1/19/24 .. 170 172
991765371.UG.FTS.B, 29.48%, 1/19/24 .. 68 68
991542914.UG.FTS.B, 29.49%, 1/19/24 .. 151 155
991543898.UG.FTS.B, 29.49%, 1/19/24 .. 184 185
991546985.UG.FTS.B, 29.49%, 1/19/24 .. 91 93
991547308.UG.FTS.B, 29.49%, 1/19/24 .. 55 55
991547551.UG.FTS.B, 29.49%, 1/19/24 .. 554 560
991548186.UG.FTS.B, 29.49%, 1/19/24 .. 149 151
991548469.UG.FTS.B, 29.49%, 1/19/24 .. 552 571
991551487.UG.FTS.B, 29.49%, 1/19/24 .. 68 67
991592161.UG.FTS.B, 29.49%, 1/19/24 .. – –
991596747.UG.FTS.B, 29.49%, 1/19/24 .. 11 11
991598993.UG.FTS.B, 29.49%, 1/19/24 .. 82 84
991623047.UG.FTS.B, 29.49%, 1/19/24 .. 218 223
991662782.UG.FTS.B, 29.49%, 1/19/24 .. 5 5
991671486.UG.FTS.B, 29.49%, 1/19/24 .. 241 243
991680832.UG.FTS.B, 29.49%, 1/19/24 .. 104 105
991684437.UG.FTS.B, 29.49%, 1/19/24 .. 53 53

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991697701.UG.FTS.B, 29.49%, 1/19/24 .. $ 118 $ 119
991700048.UG.FTS.B, 29.49%, 1/19/24 .. 165 (7)
991712782.UG.FTS.B, 29.49%, 1/19/24 .. 447 445
991713760.UG.FTS.B, 29.49%, 1/19/24 .. 57 5
991716976.UG.FTS.B, 29.49%, 1/19/24 .. 255 257
991733265.UG.FTS.B, 29.49%, 1/19/24 .. 102 102
991733667.UG.FTS.B, 29.49%, 1/19/24 .. 25 25
991738510.UG.FTS.B, 29.49%, 1/19/24 .. 31 31
991756258.UG.FTS.B, 29.49%, 1/19/24 .. 41 41
991760642.UG.FTS.B, 29.49%, 1/19/24 .. 120 121
991765089.UG.FTS.B, 29.49%, 1/19/24 .. 125 125
991765438.UG.FTS.B, 29.49%, 1/19/24 .. 71 56
991767462.UG.FTS.B, 29.49%, 1/19/24 .. 68 69
991768418.UG.FTS.B, 29.49%, 1/19/24 .. 47 48
991769206.UG.FTS.B, 29.49%, 1/19/24 .. 54 54
991775481.UG.FTS.B, 29.49%, 1/19/24 .. 28 25
991776397.UG.FTS.B, 29.49%, 1/19/24 .. 27 26
991778932.UG.FTS.B, 29.49%, 1/19/24 .. – –
991782126.UG.FTS.B, 29.49%, 1/19/24 .. 179 181
991545436.UG.FTS.B, Zero Cpn, 1/20/24 . 617 43
991545746.UG.FTS.B, Zero Cpn, 1/20/24 . 225 16
991546417.UG.FTS.B, Zero Cpn, 1/20/24 . 295 20
991546653.UG.FTS.B, Zero Cpn, 1/20/24 . 119 8
991547138.UG.FTS.B, Zero Cpn, 1/20/24 . 56 4
991560733.UG.FTS.B, Zero Cpn, 1/20/24 . 196 14
991572060.UG.FTS.B, Zero Cpn, 1/20/24 . 39 3
991592194.UG.FTS.B, Zero Cpn, 1/20/24 . 151 11
991593821.UG.FTS.B, Zero Cpn, 1/20/24 . 252 18
991709857.UG.FTS.B, Zero Cpn, 1/20/24 . 101 7
991782434.UG.FTS.B, 19.3%, 1/20/24 ... 799 803
991758585.UG.FTS.B, 19.96%, 1/20/24 .. 16 3
991544475.UG.FTS.B, 19.99%, 1/20/24 .. 5 5
991546567.UG.FTS.B, 19.99%, 1/20/24 .. 67 69
991552412.UG.FTS.B, 19.99%, 1/20/24 .. 11 11
991555516.UG.FTS.B, 19.99%, 1/20/24 .. 22 22
991556030.UG.FTS.B, 19.99%, 1/20/24 .. 2 2
991556410.UG.FTS.B, 19.99%, 1/20/24 .. 34 35
991558368.UG.FTS.B, 19.99%, 1/20/24 .. 707 724
991564841.UG.FTS.B, 19.99%, 1/20/24 .. 7 7
991572409.UG.FTS.B, 19.99%, 1/20/24 .. 366 370
991574011.UG.FTS.B, 19.99%, 1/20/24 .. 16 16
991583492.UG.FTS.B, 19.99%, 1/20/24 .. 57 58
991591617.UG.FTS.B, 19.99%, 1/20/24 .. 63 64
991597422.UG.FTS.B, 19.99%, 1/20/24 .. 110 110
991721579.UG.FTS.B, 25.44%, 1/20/24 .. 15 15
991563444.UG.FTS.B, 25.45%, 1/20/24 .. 150 151
991582394.UG.FTS.B, 25.45%, 1/20/24 .. 594 588
991734079.UG.FTS.B, 25.45%, 1/20/24 .. 54 54
991754836.UG.FTS.B, 25.45%, 1/20/24 .. 50 50
991768790.UG.FTS.B, 25.45%, 1/20/24 .. 103 (4)
991573254.UG.FTS.B, 26.44%, 1/20/24 .. 159 159
991739704.UG.FTS.B, 26.44%, 1/20/24 .. 71 70
991770500.UG.FTS.B, 26.44%, 1/20/24 .. 13 13
991608654.UG.FTS.B, 27.95%, 1/20/24 .. 5 5
991610954.UG.FTS.B, 27.95%, 1/20/24 .. 88 89
991544405.UG.FTS.B, 28.48%, 1/20/24 .. 80 81
991544745.UG.FTS.B, 28.48%, 1/20/24 .. 110 9
991546473.UG.FTS.B, 28.48%, 1/20/24 .. 50 51
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991549025.UG.FTS.B, 28.48%, 1/20/24 .. $ 206 $ 211
991554027.UG.FTS.B, 28.48%, 1/20/24 .. 242 246
991554902.UG.FTS.B, 28.48%, 1/20/24 .. 65 67
991559316.UG.FTS.B, 28.48%, 1/20/24 .. 91 93
991561971.UG.FTS.B, 28.48%, 1/20/24 .. 14 14
991568589.UG.FTS.B, 28.48%, 1/20/24 .. 123 126
991569197.UG.FTS.B, 28.48%, 1/20/24 .. 126 127
991571005.UG.FTS.B, 28.48%, 1/20/24 .. – –
991583384.UG.FTS.B, 28.48%, 1/20/24 .. 69 70
991589155.UG.FTS.B, 28.48%, 1/20/24 .. 26 26
991590348.UG.FTS.B, 28.48%, 1/20/24 .. 97 99
991596321.UG.FTS.B, 28.48%, 1/20/24 .. 59 9
991612639.UG.FTS.B, 28.48%, 1/20/24 .. 130 132
991613294.UG.FTS.B, 28.48%, 1/20/24 .. 27 27
991615418.UG.FTS.B, 28.48%, 1/20/24 .. 97 98
991617196.UG.FTS.B, 28.48%, 1/20/24 .. 7 7
991617650.UG.FTS.B, 28.48%, 1/20/24 .. 278 284
991622252.UG.FTS.B, 28.48%, 1/20/24 .. 124 125
991625056.UG.FTS.B, 28.48%, 1/20/24 .. 125 128
991644127.UG.FTS.B, 28.48%, 1/20/24 .. 195 200
991659625.UG.FTS.B, 28.48%, 1/20/24 .. 532 545
991679918.UG.FTS.B, 28.48%, 1/20/24 .. 98 98
991691451.UG.FTS.B, 28.48%, 1/20/24 .. 103 106
991704363.UG.FTS.B, 28.48%, 1/20/24 .. 137 137
991708292.UG.FTS.B, 28.48%, 1/20/24 .. 209 212
991738025.UG.FTS.B, 28.48%, 1/20/24 .. – –
991754575.UG.FTS.B, 28.48%, 1/20/24 .. 256 259
991756843.UG.FTS.B, 28.48%, 1/20/24 .. 63 64
991782424.UG.FTS.B, 28.48%, 1/20/24 .. 137 139
991553626.UG.FTS.B, 29.45%, 1/20/24 .. 126 127
991545055.UG.FTS.B, 29.46%, 1/20/24 .. 173 176
991563815.UG.FTS.B, 29.46%, 1/20/24 .. 41 42
991568266.UG.FTS.B, 29.46%, 1/20/24 .. – –
991585330.UG.FTS.B, 29.46%, 1/20/24 .. 16 16
991596840.UG.FTS.B, 29.46%, 1/20/24 .. 41 41
991678744.UG.FTS.B, 29.46%, 1/20/24 .. 69 70
991561413.UG.FTS.B, 29.47%, 1/20/24 .. 52 53
991573077.UG.FTS.B, 29.47%, 1/20/24 .. 29 29
991576227.UG.FTS.B, 29.47%, 1/20/24 .. 140 141
991615137.UG.FTS.B, 29.47%, 1/20/24 .. 814 114
991650318.UG.FTS.B, 29.47%, 1/20/24 .. 48 48
991546096.UG.FTS.B, 29.48%, 1/20/24 .. 157 157
991547890.UG.FTS.B, 29.48%, 1/20/24 .. 390 399
991550388.UG.FTS.B, 29.48%, 1/20/24 .. 963 981
991563118.UG.FTS.B, 29.48%, 1/20/24 .. 45 45
991564117.UG.FTS.B, 29.48%, 1/20/24 .. 68 70
991564976.UG.FTS.B, 29.48%, 1/20/24 .. 50 51
991573314.UG.FTS.B, 29.48%, 1/20/24 .. 241 246
991593773.UG.FTS.B, 29.48%, 1/20/24 .. 58 59
991612779.UG.FTS.B, 29.48%, 1/20/24 .. 152 153
991615405.UG.FTS.B, 29.48%, 1/20/24 .. 56 56
991630832.UG.FTS.B, 29.48%, 1/20/24 .. 14 14
991637112.UG.FTS.B, 29.48%, 1/20/24 .. 482 491
991642133.UG.FTS.B, 29.48%, 1/20/24 .. 2 2
991658933.UG.FTS.B, 29.48%, 1/20/24 .. 10 10
991666791.UG.FTS.B, 29.48%, 1/20/24 .. 128 127
991690864.UG.FTS.B, 29.48%, 1/20/24 .. 588 598
991698237.UG.FTS.B, 29.48%, 1/20/24 .. 118 17

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991712564.UG.FTS.B, 29.48%, 1/20/24 .. $ 294 $ 298
991723500.UG.FTS.B, 29.48%, 1/20/24 .. 96 97
991760060.UG.FTS.B, 29.48%, 1/20/24 .. 7 7
991768269.UG.FTS.B, 29.48%, 1/20/24 .. – –
991775284.UG.FTS.B, 29.48%, 1/20/24 .. 473 34
991544517.UG.FTS.B, 29.49%, 1/20/24 .. 117 119
991544913.UG.FTS.B, 29.49%, 1/20/24 .. 267 21
991545295.UG.FTS.B, 29.49%, 1/20/24 .. 424 64
991545502.UG.FTS.B, 29.49%, 1/20/24 .. 314 321
991545540.UG.FTS.B, 29.49%, 1/20/24 .. 14 14
991545628.UG.FTS.B, 29.49%, 1/20/24 .. 26 26
991545797.UG.FTS.B, 29.49%, 1/20/24 .. 15 15
991546518.UG.FTS.B, 29.49%, 1/20/24 .. 79 80
991546552.UG.FTS.B, 29.49%, 1/20/24 .. 396 404
991546601.UG.FTS.B, 29.49%, 1/20/24 .. 96 98
991546665.UG.FTS.B, 29.49%, 1/20/24 .. 58 58
991546843.UG.FTS.B, 29.49%, 1/20/24 .. 72 10
991547068.UG.FTS.B, 29.49%, 1/20/24 .. 140 143
991547698.UG.FTS.B, 29.49%, 1/20/24 .. 25 25
991547820.UG.FTS.B, 29.49%, 1/20/24 .. 8 8
991547826.UG.FTS.B, 29.49%, 1/20/24 .. 251 254
991548078.UG.FTS.B, 29.49%, 1/20/24 .. 27 27
991548176.UG.FTS.B, 29.49%, 1/20/24 .. 64 64
991548275.UG.FTS.B, 29.49%, 1/20/24 .. 243 239
991548490.UG.FTS.B, 29.49%, 1/20/24 .. 221 226
991548883.UG.FTS.B, 29.49%, 1/20/24 .. 778 111
991549381.UG.FTS.B, 29.49%, 1/20/24 .. 242 246
991550861.UG.FTS.B, 29.49%, 1/20/24 .. 364 27
991551681.UG.FTS.B, 29.49%, 1/20/24 .. 66 66
991551861.UG.FTS.B, 29.49%, 1/20/24 .. 11 11
991552461.UG.FTS.B, 29.49%, 1/20/24 .. 138 140
991552510.UG.FTS.B, 29.49%, 1/20/24 .. 62 4
991552688.UG.FTS.B, 29.49%, 1/20/24 .. 48 49
991552719.UG.FTS.B, 29.49%, 1/20/24 .. – –
991553257.UG.FTS.B, 29.49%, 1/20/24 .. 685 698
991553851.UG.FTS.B, 29.49%, 1/20/24 .. 8 8
991554296.UG.FTS.B, 29.49%, 1/20/24 .. 29 28
991555945.UG.FTS.B, 29.49%, 1/20/24 .. 86 88
991556087.UG.FTS.B, 29.49%, 1/20/24 .. 68 70
991556675.UG.FTS.B, 29.49%, 1/20/24 .. 59 48
991557821.UG.FTS.B, 29.49%, 1/20/24 .. 140 143
991557990.UG.FTS.B, 29.49%, 1/20/24 .. 44 45
991558974.UG.FTS.B, 29.49%, 1/20/24 .. 70 70
991559051.UG.FTS.B, 29.49%, 1/20/24 .. 101 103
991559980.UG.FTS.B, 29.49%, 1/20/24 .. 36 36
991560944.UG.FTS.B, 29.49%, 1/20/24 .. 75 6
991561556.UG.FTS.B, 29.49%, 1/20/24 .. 20 20
991561851.UG.FTS.B, 29.49%, 1/20/24 .. 17 17
991561923.UG.FTS.B, 29.49%, 1/20/24 .. 220 225
991562972.UG.FTS.B, 29.49%, 1/20/24 .. 597 611
991564235.UG.FTS.B, 29.49%, 1/20/24 .. 32 33
991564550.UG.FTS.B, 29.49%, 1/20/24 .. 71 (1)
991565486.UG.FTS.B, 29.49%, 1/20/24 .. 141 140
991567858.UG.FTS.B, 29.49%, 1/20/24 .. 495 487
991569020.UG.FTS.B, 29.49%, 1/20/24 .. 82 81
991569555.UG.FTS.B, 29.49%, 1/20/24 .. 239 35
991569938.UG.FTS.B, 29.49%, 1/20/24 .. 69 71
991572399.UG.FTS.B, 29.49%, 1/20/24 .. 19 19
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991572520.UG.FTS.B, 29.49%, 1/20/24 .. $ 89 $ 91
991572954.UG.FTS.B, 29.49%, 1/20/24 .. 569 583
991573325.UG.FTS.B, 29.49%, 1/20/24 .. 48 49
991575505.UG.FTS.B, 29.49%, 1/20/24 .. 783 789
991575740.UG.FTS.B, 29.49%, 1/20/24 .. 56 57
991575903.UG.FTS.B, 29.49%, 1/20/24 .. 530 542
991576674.UG.FTS.B, 29.49%, 1/20/24 .. 66 68
991577203.UG.FTS.B, 29.49%, 1/20/24 .. 48 (5)
991577337.UG.FTS.B, 29.49%, 1/20/24 .. 20 20
991578709.UG.FTS.B, 29.49%, 1/20/24 .. 62 61
991579389.UG.FTS.B, 29.49%, 1/20/24 .. 165 168
991579802.UG.FTS.B, 29.49%, 1/20/24 .. 170 174
991579854.UG.FTS.B, 29.49%, 1/20/24 .. 103 105
991583578.UG.FTS.B, 29.49%, 1/20/24 .. 41 41
991585183.UG.FTS.B, 29.49%, 1/20/24 .. 63 64
991585222.UG.FTS.B, 29.49%, 1/20/24 .. 39 39
991585361.UG.FTS.B, 29.49%, 1/20/24 .. 156 159
991586778.UG.FTS.B, 29.49%, 1/20/24 .. 7 7
991586788.UG.FTS.B, 29.49%, 1/20/24 .. 26 26
991587497.UG.FTS.B, 29.49%, 1/20/24 .. 762 780
991588116.UG.FTS.B, 29.49%, 1/20/24 .. 13 13
991588825.UG.FTS.B, 29.49%, 1/20/24 .. 111 113
991588849.UG.FTS.B, 29.49%, 1/20/24 .. 294 300
991589138.UG.FTS.B, 29.49%, 1/20/24 .. 49 50
991591243.UG.FTS.B, 29.49%, 1/20/24 .. 133 132
991592314.UG.FTS.B, 29.49%, 1/20/24 .. 22 22
991592580.UG.FTS.B, 29.49%, 1/20/24 .. 20 19
991593009.UG.FTS.B, 29.49%, 1/20/24 .. 83 85
991593482.UG.FTS.B, 29.49%, 1/20/24 .. 99 101
991595921.UG.FTS.B, 29.49%, 1/20/24 .. 79 80
991597626.UG.FTS.B, 29.49%, 1/20/24 .. 815 628
991597653.UG.FTS.B, 29.49%, 1/20/24 .. 173 176
991598266.UG.FTS.B, 29.49%, 1/20/24 .. 237 242
991598468.UG.FTS.B, 29.49%, 1/20/24 .. 56 57
991598552.UG.FTS.B, 29.49%, 1/20/24 .. 129 131
991600264.UG.FTS.B, 29.49%, 1/20/24 .. 498 376
991601031.UG.FTS.B, 29.49%, 1/20/24 .. 304 44
991601123.UG.FTS.B, 29.49%, 1/20/24 .. 380 (8)
991601688.UG.FTS.B, 29.49%, 1/20/24 .. 212 216
991603595.UG.FTS.B, 29.49%, 1/20/24 .. 143 146
991604353.UG.FTS.B, 29.49%, 1/20/24 .. 24 24
991608039.UG.FTS.B, 29.49%, 1/20/24 .. 31 30
991608834.UG.FTS.B, 29.49%, 1/20/24 .. 174 179
991610831.UG.FTS.B, 29.49%, 1/20/24 .. 86 88
991611241.UG.FTS.B, 29.49%, 1/20/24 .. 156 160
991612399.UG.FTS.B, 29.49%, 1/20/24 .. 291 297
991612448.UG.FTS.B, 29.49%, 1/20/24 .. 122 125
991612790.UG.FTS.B, 29.49%, 1/20/24 .. 89 91
991616120.UG.FTS.B, 29.49%, 1/20/24 .. 15 15
991617558.UG.FTS.B, 29.49%, 1/20/24 .. 418 428
991620017.UG.FTS.B, 29.49%, 1/20/24 .. 72 (1)
991620427.UG.FTS.B, 29.49%, 1/20/24 .. 6 6
991621373.UG.FTS.B, 29.49%, 1/20/24 .. 64 64
991622812.UG.FTS.B, 29.49%, 1/20/24 .. 37 38
991623752.UG.FTS.B, 29.49%, 1/20/24 .. 3 3
991624921.UG.FTS.B, 29.49%, 1/20/24 .. 38 38
991628891.UG.FTS.B, 29.49%, 1/20/24 .. 29 30
991629452.UG.FTS.B, 29.49%, 1/20/24 .. 355 363

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991630097.UG.FTS.B, 29.49%, 1/20/24 .. $ 125 $ 128
991630651.UG.FTS.B, 29.49%, 1/20/24 .. 13 13
991631733.UG.FTS.B, 29.49%, 1/20/24 .. 353 51
991631740.UG.FTS.B, 29.49%, 1/20/24 .. 328 330
991633536.UG.FTS.B, 29.49%, 1/20/24 .. 40 41
991634055.UG.FTS.B, 29.49%, 1/20/24 .. 227 232
991638534.UG.FTS.B, 29.49%, 1/20/24 .. 67 5
991638792.UG.FTS.B, 29.49%, 1/20/24 .. 39 39
991638936.UG.FTS.B, 29.49%, 1/20/24 .. 86 88
991642104.UG.FTS.B, 29.49%, 1/20/24 .. 83 85
991642333.UG.FTS.B, 29.49%, 1/20/24 .. 75 76
991644578.UG.FTS.B, 29.49%, 1/20/24 .. 577 579
991645038.UG.FTS.B, 29.49%, 1/20/24 .. 30 30
991647492.UG.FTS.B, 29.49%, 1/20/24 .. 8 8
991648571.UG.FTS.B, 29.49%, 1/20/24 .. 72 74
991651171.UG.FTS.B, 29.49%, 1/20/24 .. 66 68
991655398.UG.FTS.B, 29.49%, 1/20/24 .. 336 (13)
991662686.UG.FTS.B, 29.49%, 1/20/24 .. 193 197
991664444.UG.FTS.B, 29.49%, 1/20/24 .. 70 71
991665332.UG.FTS.B, 29.49%, 1/20/24 .. 278 284
991667531.UG.FTS.B, 29.49%, 1/20/24 .. 299 302
991673351.UG.FTS.B, 29.49%, 1/20/24 .. 36 36
991673779.UG.FTS.B, 29.49%, 1/20/24 .. 121 18
991674489.UG.FTS.B, 29.49%, 1/20/24 .. 382 390
991677407.UG.FTS.B, 29.49%, 1/20/24 .. 113 113
991678827.UG.FTS.B, 29.49%, 1/20/24 .. 245 247
991682318.UG.FTS.B, 29.49%, 1/20/24 .. 148 144
991683321.UG.FTS.B, 29.49%, 1/20/24 .. 692 708
991685152.UG.FTS.B, 29.49%, 1/20/24 .. 32 32
991689170.UG.FTS.B, 29.49%, 1/20/24 .. 34 34
991691631.UG.FTS.B, 29.49%, 1/20/24 .. 498 503
991691915.UG.FTS.B, 29.49%, 1/20/24 .. 2 2
991695616.UG.FTS.B, 29.49%, 1/20/24 .. – –
991695976.UG.FTS.B, 29.49%, 1/20/24 .. 94 95
991697236.UG.FTS.B, 29.49%, 1/20/24 .. 277 282
991697324.UG.FTS.B, 29.49%, 1/20/24 .. 32 32
991701454.UG.FTS.B, 29.49%, 1/20/24 .. 112 112
991706145.UG.FTS.B, 29.49%, 1/20/24 .. 114 115
991708222.UG.FTS.B, 29.49%, 1/20/24 .. 33 33
991709888.UG.FTS.B, 29.49%, 1/20/24 .. 123 124
991711876.UG.FTS.B, 29.49%, 1/20/24 .. 42 43
991713015.UG.FTS.B, 29.49%, 1/20/24 .. 63 63
991715260.UG.FTS.B, 29.49%, 1/20/24 .. 29 2
991717301.UG.FTS.B, 29.49%, 1/20/24 .. 253 257
991719630.UG.FTS.B, 29.49%, 1/20/24 .. 164 165
991720995.UG.FTS.B, 29.49%, 1/20/24 .. 53 53
991721227.UG.FTS.B, 29.49%, 1/20/24 .. 69 70
991730813.UG.FTS.B, 29.49%, 1/20/24 .. 138 139
991734314.UG.FTS.B, 29.49%, 1/20/24 .. 314 317
991734330.UG.FTS.B, 29.49%, 1/20/24 .. 64 64
991734632.UG.FTS.B, 29.49%, 1/20/24 .. 77 77
991734917.UG.FTS.B, 29.49%, 1/20/24 .. 13 13
991739160.UG.FTS.B, 29.49%, 1/20/24 .. 37 37
991740784.UG.FTS.B, 29.49%, 1/20/24 .. 206 208
991741702.UG.FTS.B, 29.49%, 1/20/24 .. 138 135
991748931.UG.FTS.B, 29.49%, 1/20/24 .. 110 110
991750028.UG.FTS.B, 29.49%, 1/20/24 .. 138 139
991753534.UG.FTS.B, 29.49%, 1/20/24 .. 55 4
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991757872.UG.FTS.B, 29.49%, 1/20/24 .. $ 56 $ 56
991761410.UG.FTS.B, 29.49%, 1/20/24 .. 66 66
991763039.UG.FTS.B, 29.49%, 1/20/24 .. 220 221
991764702.UG.FTS.B, 29.49%, 1/20/24 .. 22 22
991765334.UG.FTS.B, 29.49%, 1/20/24 .. 75 76
991769883.UG.FTS.B, 29.49%, 1/20/24 .. – –
991782660.UG.FTS.B, 29.49%, 1/20/24 .. 69 69
991784506.UG.FTS.B, 29.49%, 1/20/24 .. 84 12
991790198.UG.FTS.B, 29.49%, 1/20/24 .. 120 121
991674358.UG.FTS.B, Zero Cpn, 1/21/24 . 420 30
991699892.UG.FTS.B, Zero Cpn, 1/21/24 . 99 7
991731721.UG.FTS.B, Zero Cpn, 1/21/24 . 888 62
991742379.UG.FTS.B, 18.47%, 1/21/24 .. 16 16
991750733.UG.FTS.B, 19.99%, 1/21/24 .. – –
991692614.UG.FTS.B, 20.47%, 1/21/24 .. 25 25
991782326.UG.FTS.B, 20.96%, 1/21/24 .. 3 3
991729600.UG.FTS.B, 21.48%, 1/21/24 .. 168 168
991767885.UG.FTS.B, 21.48%, 1/21/24 .. 64 65
991741170.UG.FTS.B, 22.45%, 1/21/24 .. 81 81
991709231.UG.FTS.B, 23.45%, 1/21/24 .. 110 110
991788297.UG.FTS.B, 23.45%, 1/21/24 .. 4 4
991669352.UG.FTS.B, 26.49%, 1/21/24 .. 84 22
991677773.UG.FTS.B, 28.48%, 1/21/24 .. 77 78
991693706.UG.FTS.B, 28.48%, 1/21/24 .. 157 160
991693767.UG.FTS.B, 28.48%, 1/21/24 .. 62 64
991705146.UG.FTS.B, 28.48%, 1/21/24 .. – –
991711024.UG.FTS.B, 28.48%, 1/21/24 .. 150 149
991723171.UG.FTS.B, 28.48%, 1/21/24 .. 206 208
991723414.UG.FTS.B, 28.48%, 1/21/24 .. 325 329
991730921.UG.FTS.B, 28.48%, 1/21/24 .. 342 347
991731530.UG.FTS.B, 28.48%, 1/21/24 .. 342 347
991784545.UG.FTS.B, 28.48%, 1/21/24 .. 90 91
991702778.UG.FTS.B, 29.48%, 1/21/24 .. 113 116
991703577.UG.FTS.B, 29.48%, 1/21/24 .. 457 468
991709023.UG.FTS.B, 29.48%, 1/21/24 .. 117 119
991738870.UG.FTS.B, 29.48%, 1/21/24 .. 21 21
991751249.UG.FTS.B, 29.48%, 1/21/24 .. 6 6
991756563.UG.FTS.B, 29.48%, 1/21/24 .. 130 18
991633202.UG.FTS.B, 29.49%, 1/21/24 .. 110 113
991663489.UG.FTS.B, 29.49%, 1/21/24 .. 113 114
991664100.UG.FTS.B, 29.49%, 1/21/24 .. 24 25
991668162.UG.FTS.B, 29.49%, 1/21/24 .. 26 27
991668483.UG.FTS.B, 29.49%, 1/21/24 .. 21 19
991669590.UG.FTS.B, 29.49%, 1/21/24 .. 64 65
991670212.UG.FTS.B, 29.49%, 1/21/24 .. 58 60
991670452.UG.FTS.B, 29.49%, 1/21/24 .. 231 34
991672118.UG.FTS.B, 29.49%, 1/21/24 .. 312 22
991672853.UG.FTS.B, 29.49%, 1/21/24 .. 32 32
991673090.UG.FTS.B, 29.49%, 1/21/24 .. 26 26
991677244.UG.FTS.B, 29.49%, 1/21/24 .. 175 179
991680867.UG.FTS.B, 29.49%, 1/21/24 .. 140 143
991680983.UG.FTS.B, 29.49%, 1/21/24 .. 82 84
991683221.UG.FTS.B, 29.49%, 1/21/24 .. 152 23
991687038.UG.FTS.B, 29.49%, 1/21/24 .. 20 20
991688837.UG.FTS.B, 29.49%, 1/21/24 .. 415 425
991689800.UG.FTS.B, 29.49%, 1/21/24 .. 111 114
991691567.UG.FTS.B, 29.49%, 1/21/24 .. 253 199
991693634.UG.FTS.B, 29.49%, 1/21/24 .. 90 92

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991694165.UG.FTS.B, 29.49%, 1/21/24 .. $ – $ –
991694645.UG.FTS.B, 29.49%, 1/21/24 .. 176 181
991695164.UG.FTS.B, 29.49%, 1/21/24 .. 186 186
991695945.UG.FTS.B, 29.49%, 1/21/24 .. 20 20
991696264.UG.FTS.B, 29.49%, 1/21/24 .. 220 225
991701379.UG.FTS.B, 29.49%, 1/21/24 .. 68 10
991702123.UG.FTS.B, 29.49%, 1/21/24 .. 383 28
991703953.UG.FTS.B, 29.49%, 1/21/24 .. 136 139
991704641.UG.FTS.B, 29.49%, 1/21/24 .. 233 233
991705635.UG.FTS.B, 29.49%, 1/21/24 .. 147 148
991706927.UG.FTS.B, 29.49%, 1/21/24 .. 88 89
991711423.UG.FTS.B, 29.49%, 1/21/24 .. 486 492
991713176.UG.FTS.B, 29.49%, 1/21/24 .. 3 3
991716207.UG.FTS.B, 29.49%, 1/21/24 .. 113 114
991717827.UG.FTS.B, 29.49%, 1/21/24 .. 299 299
991717854.UG.FTS.B, 29.49%, 1/21/24 .. 90 91
991718420.UG.FTS.B, 29.49%, 1/21/24 .. 171 43
991721760.UG.FTS.B, 29.49%, 1/21/24 .. 352 353
991727146.UG.FTS.B, 29.49%, 1/21/24 .. 119 17
991727684.UG.FTS.B, 29.49%, 1/21/24 .. 17 17
991730534.UG.FTS.B, 29.49%, 1/21/24 .. 103 104
991732216.UG.FTS.B, 29.49%, 1/21/24 .. 58 58
991733904.UG.FTS.B, 29.49%, 1/21/24 .. 354 26
991737559.UG.FTS.B, 29.49%, 1/21/24 .. 180 182
991740725.UG.FTS.B, 29.49%, 1/21/24 .. 310 314
991741282.UG.FTS.B, 29.49%, 1/21/24 .. 18 3
991741497.UG.FTS.B, 29.49%, 1/21/24 .. 221 223
991743085.UG.FTS.B, 29.49%, 1/21/24 .. 90 91
991743560.UG.FTS.B, 29.49%, 1/21/24 .. 59 61
991744629.UG.FTS.B, 29.49%, 1/21/24 .. 69 69
991745718.UG.FTS.B, 29.49%, 1/21/24 .. 77 74
991747055.UG.FTS.B, 29.49%, 1/21/24 .. 203 205
991747057.UG.FTS.B, 29.49%, 1/21/24 .. 30 30
991747988.UG.FTS.B, 29.49%, 1/21/24 .. 43 43
991749903.UG.FTS.B, 29.49%, 1/21/24 .. 681 689
991751438.UG.FTS.B, 29.49%, 1/21/24 .. 24 24
991752947.UG.FTS.B, 29.49%, 1/21/24 .. 66 67
991753846.UG.FTS.B, 29.49%, 1/21/24 .. 130 131
991761541.UG.FTS.B, 29.49%, 1/21/24 .. 137 138
991764924.UG.FTS.B, 29.49%, 1/21/24 .. 200 152
991773483.UG.FTS.B, 29.49%, 1/21/24 .. 92 93
991777657.UG.FTS.B, 29.49%, 1/21/24 .. 42 42
991782683.UG.FTS.B, 29.49%, 1/21/24 .. 549 556
991783245.UG.FTS.B, 29.49%, 1/21/24 .. 52 53
991792435.UG.FTS.B, 29.49%, 1/21/24 .. 1,029 1,042
991797353.UG.FTS.B, 29.49%, 1/21/24 .. 25 25
991784913.UG.FTS.B, Zero Cpn, 1/22/24 . 100 7
991709002.UG.FTS.B, 15%, 1/22/24 ..... 40 41
991706603.UG.FTS.B, 15.47%, 1/22/24 .. 9 9
991651259.UG.FTS.B, 18.71%, 1/22/24 .. 101 102
991651374.UG.FTS.B, 18.71%, 1/22/24 .. 51 51
991739678.UG.FTS.B, 18.71%, 1/22/24 .. 194 195
991769793.UG.FTS.B, 18.71%, 1/22/24 .. 1 1
991660263.UG.FTS.B, 19.3%, 1/22/24 ... 220 223
991635081.UG.FTS.B, 19.96%, 1/22/24 .. 269 272
991650062.UG.FTS.B, 19.99%, 1/22/24 .. 14 14
991626851.UG.FTS.B, 20.47%, 1/22/24 .. – –
991712989.UG.FTS.B, 20.47%, 1/22/24 .. 193 194
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991775322.UG.FTS.B, 20.47%, 1/22/24 .. $ 100 $ 101
991783332.UG.FTS.B, 20.47%, 1/22/24 .. 334 335
991663050.UG.FTS.B, 20.96%, 1/22/24 .. 389 390
991774181.UG.FTS.B, 20.96%, 1/22/24 .. 161 161
991780816.UG.FTS.B, 20.96%, 1/22/24 .. 80 80
991651393.UG.FTS.B, 21.48%, 1/22/24 .. 284 287
991654213.UG.FTS.B, 21.48%, 1/22/24 .. 328 329
991705819.UG.FTS.B, 21.48%, 1/22/24 .. 288 (13)
991721409.UG.FTS.B, 21.48%, 1/22/24 .. 46 46
991756912.UG.FTS.B, 21.48%, 1/22/24 .. 2 2
991765596.UG.FTS.B, 22.47%, 1/22/24 .. 60 61
991779844.UG.FTS.B, 22.47%, 1/22/24 .. 48 7
991699664.UG.FTS.B, 25.45%, 1/22/24 .. 61 62
991631012.UG.FTS.B, 28.48%, 1/22/24 .. 121 123
991642188.UG.FTS.B, 28.48%, 1/22/24 .. 146 149
991645563.UG.FTS.B, 28.48%, 1/22/24 .. 384 394
991662739.UG.FTS.B, 28.48%, 1/22/24 .. 154 158
991668823.UG.FTS.B, 28.48%, 1/22/24 .. 211 16
991672489.UG.FTS.B, 28.48%, 1/22/24 .. 24 24
991684285.UG.FTS.B, 28.48%, 1/22/24 .. 23 24
991725934.UG.FTS.B, 28.48%, 1/22/24 .. 87 88
991637365.UG.FTS.B, 29.48%, 1/22/24 .. 94 95
991639954.UG.FTS.B, 29.48%, 1/22/24 .. 127 131
991649089.UG.FTS.B, 29.49%, 1/22/24 .. 856 878
991650586.UG.FTS.B, 29.49%, 1/22/24 .. 23 23
991659080.UG.FTS.B, 29.49%, 1/22/24 .. – –
991660122.UG.FTS.B, 29.49%, 1/22/24 .. 67 68
991660601.UG.FTS.B, 29.49%, 1/22/24 .. 61 61
991672504.UG.FTS.B, 29.49%, 1/22/24 .. 1,179 1,202
991684648.UG.FTS.B, 29.49%, 1/22/24 .. 123 124
991688463.UG.FTS.B, 29.49%, 1/22/24 .. 7 7
991692165.UG.FTS.B, 29.49%, 1/22/24 .. 36 36
991696271.UG.FTS.B, 29.49%, 1/22/24 .. 492 497
991709431.UG.FTS.B, 29.49%, 1/22/24 .. 38 38
991709501.UG.FTS.B, 29.49%, 1/22/24 .. 26 5
991722363.UG.FTS.B, 29.49%, 1/22/24 .. 104 106
991722481.UG.FTS.B, 29.49%, 1/22/24 .. 110 111
991723437.UG.FTS.B, 29.49%, 1/22/24 .. 89 90
991734177.UG.FTS.B, 29.49%, 1/22/24 .. 107 108
991753916.UG.FTS.B, 29.49%, 1/22/24 .. 392 394
991765647.UG.FTS.B, 29.49%, 1/22/24 .. 228 230
991766286.UG.FTS.B, 29.49%, 1/22/24 .. 19 19
991772721.UG.FTS.B, 29.49%, 1/22/24 .. 1,445 1,458
991778279.UG.FTS.B, 29.49%, 1/22/24 .. 4 4
991786882.UG.FTS.B, 29.49%, 1/22/24 .. 28 2
991788968.UG.FTS.B, 29.49%, 1/22/24 .. 292 218
991796239.UG.FTS.B, 29.49%, 1/22/24 .. 401 30
991808260.UG.FTS.B, 29.49%, 1/22/24 .. 37 37
991683741.UG.FTS.B, Zero Cpn, 1/23/24 . 29 2
991676903.UG.FTS.B, 18.47%, 1/23/24 .. 74 74
991685683.UG.FTS.B, 18.47%, 1/23/24 .. 115 116
991774569.UG.FTS.B, 18.47%, 1/23/24 .. 76 77
991629162.UG.FTS.B, 19.3%, 1/23/24 ... 3 3
991642674.UG.FTS.B, 19.3%, 1/23/24 ... 70 70
991643208.UG.FTS.B, 19.3%, 1/23/24 ... 162 163
991784139.UG.FTS.B, 19.3%, 1/23/24 ... 1,629 1,637
991785256.UG.FTS.B, 19.3%, 1/23/24 ... 92 93
991810762.UG.FTS.B, 19.96%, 1/23/24 .. 667 670

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991646006.UG.FTS.B, 20.47%, 1/23/24 .. $ 89 $ 90
991772621.UG.FTS.B, 20.96%, 1/23/24 .. 134 134
991802095.UG.FTS.B, 20.96%, 1/23/24 .. 609 610
991651727.UG.FTS.B, 21.48%, 1/23/24 .. 69 69
991730828.UG.FTS.B, 22.47%, 1/23/24 .. 301 41
991668916.UG.FTS.B, 23.45%, 1/23/24 .. 8 8
991678989.UG.FTS.B, 23.45%, 1/23/24 .. 148 147
991764966.UG.FTS.B, 23.45%, 1/23/24 .. 69 69
991805841.UG.FTS.B, 24.45%, 1/23/24 .. 98 98
991663622.UG.FTS.B, 25.45%, 1/23/24 .. 108 108
991637815.UG.FTS.B, 26.44%, 1/23/24 .. 728 726
991725080.UG.FTS.B, 27.95%, 1/23/24 .. 24 24
991767100.UG.FTS.B, 27.99%, 1/23/24 .. 49 49
991818118.UG.FTS.B, 27.99%, 1/23/24 .. 44 44
991631116.UG.FTS.B, 28.48%, 1/23/24 .. 115 116
991686637.UG.FTS.B, 28.48%, 1/23/24 .. 242 241
991692289.UG.FTS.B, 28.48%, 1/23/24 .. 59 60
991710024.UG.FTS.B, 28.48%, 1/23/24 .. 252 256
991710331.UG.FTS.B, 28.48%, 1/23/24 .. 30 30
991730901.UG.FTS.B, 28.48%, 1/23/24 .. 923 132
991743333.UG.FTS.B, 28.48%, 1/23/24 .. 40 40
991761044.UG.FTS.B, 28.48%, 1/23/24 .. 22 22
991798676.UG.FTS.B, 28.48%, 1/23/24 .. 89 90
991635388.UG.FTS.B, 29.48%, 1/23/24 .. 478 487
991661160.UG.FTS.B, 29.48%, 1/23/24 .. 82 83
991661629.UG.FTS.B, 29.48%, 1/23/24 .. 16 16
991678696.UG.FTS.B, 29.48%, 1/23/24 .. 165 168
991789898.UG.FTS.B, 29.48%, 1/23/24 .. 29 26
991807034.UG.FTS.B, 29.48%, 1/23/24 .. 138 (2)
991809474.UG.FTS.B, 29.48%, 1/23/24 .. 141 141
991631438.UG.FTS.B, 29.49%, 1/23/24 .. 27 27
991634459.UG.FTS.B, 29.49%, 1/23/24 .. 349 355
991637143.UG.FTS.B, 29.49%, 1/23/24 .. 144 147
991653477.UG.FTS.B, 29.49%, 1/23/24 .. 109 110
991655971.UG.FTS.B, 29.49%, 1/23/24 .. 121 124
991660994.UG.FTS.B, 29.49%, 1/23/24 .. 54 54
991661636.UG.FTS.B, 29.49%, 1/23/24 .. 53 54
991662802.UG.FTS.B, 29.49%, 1/23/24 .. 1,134 1,144
991662886.UG.FTS.B, 29.49%, 1/23/24 .. 36 36
991669440.UG.FTS.B, 29.49%, 1/23/24 .. 23 23
991675288.UG.FTS.B, 29.49%, 1/23/24 .. 209 212
991681725.UG.FTS.B, 29.49%, 1/23/24 .. 68 70
991682766.UG.FTS.B, 29.49%, 1/23/24 .. 271 74
991701176.UG.FTS.B, 29.49%, 1/23/24 .. 84 86
991702141.UG.FTS.B, 29.49%, 1/23/24 .. 30 30
991714113.UG.FTS.B, 29.49%, 1/23/24 .. 25 25
991714944.UG.FTS.B, 29.49%, 1/23/24 .. 109 82
991724292.UG.FTS.B, 29.49%, 1/23/24 .. 311 312
991731407.UG.FTS.B, 29.49%, 1/23/24 .. 1,382 1,418
991731683.UG.FTS.B, 29.49%, 1/23/24 .. 553 567
991732340.UG.FTS.B, 29.49%, 1/23/24 .. 106 105
991744187.UG.FTS.B, 29.49%, 1/23/24 .. 135 136
991752739.UG.FTS.B, 29.49%, 1/23/24 .. 13 13
991759990.UG.FTS.B, 29.49%, 1/23/24 .. 53 54
991761841.UG.FTS.B, 29.49%, 1/23/24 .. 28 28
991762601.UG.FTS.B, 29.49%, 1/23/24 .. 18 18
991763609.UG.FTS.B, 29.49%, 1/23/24 .. 29 (1)
991766725.UG.FTS.B, 29.49%, 1/23/24 .. 32 32
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991771610.UG.FTS.B, 29.49%, 1/23/24 .. $ 253 $ 257
991777333.UG.FTS.B, 29.49%, 1/23/24 .. 140 21
991805214.UG.FTS.B, 29.49%, 1/23/24 .. 21 21
991809214.UG.FTS.B, 29.49%, 1/23/24 .. 163 47
991666537.UG.FTS.B, Zero Cpn, 1/24/24 . 42 3
991694352.UG.FTS.B, Zero Cpn, 1/24/24 . 70 5
991784784.UG.FTS.B, Zero Cpn, 1/24/24 . 153 11
991661331.UG.FTS.B, 16.49%, 1/24/24 .. 98 99
991633382.UG.FTS.B, 17.49%, 1/24/24 .. 262 261
991697456.UG.FTS.B, 18.71%, 1/24/24 .. 67 19
991719938.UG.FTS.B, 18.71%, 1/24/24 .. 156 158
991671413.UG.FTS.B, 19.99%, 1/24/24 .. 24 25
991758673.UG.FTS.B, 19.99%, 1/24/24 .. 248 252
991678748.UG.FTS.B, 20.47%, 1/24/24 .. 142 143
991675015.UG.FTS.B, 21.48%, 1/24/24 .. 677 683
991693039.UG.FTS.B, 22.47%, 1/24/24 .. 189 191
991676936.UG.FTS.B, 27.99%, 1/24/24 .. 18 18
991655876.UG.FTS.B, 28.48%, 1/24/24 .. 272 24
991679024.UG.FTS.B, 28.48%, 1/24/24 .. 352 357
991683577.UG.FTS.B, 28.48%, 1/24/24 .. 12 13
991758587.UG.FTS.B, 28.48%, 1/24/24 .. 10 10
991803895.UG.FTS.B, 28.48%, 1/24/24 .. 125 (4)
991804850.UG.FTS.B, 28.48%, 1/24/24 .. 88 89
991595875.UG.FTS.B, 29.48%, 1/24/24 .. 198 201
991636673.UG.FTS.B, 29.48%, 1/24/24 .. 22 22
991795779.UG.FTS.B, 29.48%, 1/24/24 .. 77 79
991575830.UG.FTS.B, 29.49%, 1/24/24 .. 731 718
991576816.UG.FTS.B, 29.49%, 1/24/24 .. 325 256
991578487.UG.FTS.B, 29.49%, 1/24/24 .. 35 35
991591790.UG.FTS.B, 29.49%, 1/24/24 .. 335 339
991591971.UG.FTS.B, 29.49%, 1/24/24 .. 303 310
991597915.UG.FTS.B, 29.49%, 1/24/24 .. 70 71
991628575.UG.FTS.B, 29.49%, 1/24/24 .. 58 5
991636430.UG.FTS.B, 29.49%, 1/24/24 .. 48 49
991638903.UG.FTS.B, 29.49%, 1/24/24 .. – –
991648828.UG.FTS.B, 29.49%, 1/24/24 .. 90 90
991650075.UG.FTS.B, 29.49%, 1/24/24 .. 473 466
991656328.UG.FTS.B, 29.49%, 1/24/24 .. 139 143
991661397.UG.FTS.B, 29.49%, 1/24/24 .. 86 8
991664182.UG.FTS.B, 29.49%, 1/24/24 .. 82 7
991665767.UG.FTS.B, 29.49%, 1/24/24 .. 83 85
991668476.UG.FTS.B, 29.49%, 1/24/24 .. 120 120
991677221.UG.FTS.B, 29.49%, 1/24/24 .. 33 33
991677415.UG.FTS.B, 29.49%, 1/24/24 .. 44 4
991685775.UG.FTS.B, 29.49%, 1/24/24 .. 90 92
991686888.UG.FTS.B, 29.49%, 1/24/24 .. 141 143
991688167.UG.FTS.B, 29.49%, 1/24/24 .. 117 115
991697780.UG.FTS.B, 29.49%, 1/24/24 .. 44 44
991700002.UG.FTS.B, 29.49%, 1/24/24 .. – –
991711786.UG.FTS.B, 29.49%, 1/24/24 .. 940 234
991719521.UG.FTS.B, 29.49%, 1/24/24 .. 154 155
991720702.UG.FTS.B, 29.49%, 1/24/24 .. 381 54
991729920.UG.FTS.B, 29.49%, 1/24/24 .. 63 62
991739712.UG.FTS.B, 29.49%, 1/24/24 .. 68 70
991746557.UG.FTS.B, 29.49%, 1/24/24 .. 202 205
991762599.UG.FTS.B, 29.49%, 1/24/24 .. 32 32
991764921.UG.FTS.B, 29.49%, 1/24/24 .. 24 24
991767615.UG.FTS.B, 29.49%, 1/24/24 .. 466 68

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991768107.UG.FTS.B, 29.49%, 1/24/24 .. $ 115 $ 114
991775830.UG.FTS.B, 29.49%, 1/24/24 .. 106 107
991784482.UG.FTS.B, 29.49%, 1/24/24 .. 106 109
991790063.UG.FTS.B, 29.49%, 1/24/24 .. 37 38
991790699.UG.FTS.B, 29.49%, 1/24/24 .. 99 99
991806718.UG.FTS.B, 29.49%, 1/24/24 .. 23 23
991812021.UG.FTS.B, 29.49%, 1/24/24 .. 85 7
991824433.UG.FTS.B, 29.49%, 1/24/24 .. 12 12
991700376.UG.FTS.B, 29.98%, 1/24/24 .. – –
991628742.UG.FTS.B, 15.47%, 1/25/24 .. – –
991657024.UG.FTS.B, 15.47%, 1/25/24 .. 25 25
991690086.UG.FTS.B, 16.49%, 1/25/24 .. 117 117
991702421.UG.FTS.B, 16.49%, 1/25/24 .. 76 77
991642537.UG.FTS.B, 18.47%, 1/25/24 .. 96 97
991658713.UG.FTS.B, 18.47%, 1/25/24 .. 105 105
991790759.UG.FTS.B, 18.47%, 1/25/24 .. 60 60
991642255.UG.FTS.B, 18.71%, 1/25/24 .. 128 130
991712687.UG.FTS.B, 19.3%, 1/25/24 ... 117 117
991799549.UG.FTS.B, 19.3%, 1/25/24 ... 43 44
991749971.UG.FTS.B, 19.96%, 1/25/24 .. 33 33
991809710.UG.FTS.B, 19.99%, 1/25/24 .. 26 26
991638927.UG.FTS.B, 20.96%, 1/25/24 .. 139 141
991794499.UG.FTS.B, 20.96%, 1/25/24 .. 12 12
991629183.UG.FTS.B, 21.48%, 1/25/24 .. 14 14
991639306.UG.FTS.B, 21.48%, 1/25/24 .. 63 63
991661968.UG.FTS.B, 21.48%, 1/25/24 .. 250 252
991644518.UG.FTS.B, 22.47%, 1/25/24 .. 95 95
991653049.UG.FTS.B, 22.47%, 1/25/24 .. 210 212
991665257.UG.FTS.B, 22.47%, 1/25/24 .. 79 79
991666345.UG.FTS.B, 22.47%, 1/25/24 .. 1,264 1,256
991675457.UG.FTS.B, 22.47%, 1/25/24 .. 95 96
991628803.UG.FTS.B, 25.44%, 1/25/24 .. 137 137
991652053.UG.FTS.B, 26.44%, 1/25/24 .. 80 80
991741033.UG.FTS.B, 26.44%, 1/25/24 .. 279 278
991729257.UG.FTS.B, 27.99%, 1/25/24 .. 197 199
991787523.UG.FTS.B, 27.99%, 1/25/24 .. 63 18
991631472.UG.FTS.B, 28.48%, 1/25/24 .. 139 143
991651856.UG.FTS.B, 28.48%, 1/25/24 .. 223 223
991668456.UG.FTS.B, 28.48%, 1/25/24 .. 79 81
991686175.UG.FTS.B, 28.48%, 1/25/24 .. 109 112
991710726.UG.FTS.B, 28.48%, 1/25/24 .. 105 108
991766143.UG.FTS.B, 28.48%, 1/25/24 .. 260 264
991808037.UG.FTS.B, 28.48%, 1/25/24 .. 129 130
991808857.UG.FTS.B, 28.48%, 1/25/24 .. 120 122
991606137.UG.FTS.B, 29.48%, 1/25/24 .. 63 65
991616807.UG.FTS.B, 29.48%, 1/25/24 .. 123 126
991677136.UG.FTS.B, 29.48%, 1/25/24 .. 56 57
991585669.UG.FTS.B, 29.49%, 1/25/24 .. 215 214
991589305.UG.FTS.B, 29.49%, 1/25/24 .. 168 169
991590828.UG.FTS.B, 29.49%, 1/25/24 .. 177 182
991591385.UG.FTS.B, 29.49%, 1/25/24 .. 31 31
991599013.UG.FTS.B, 29.49%, 1/25/24 .. 129 132
991604373.UG.FTS.B, 29.49%, 1/25/24 .. 134 138
991608552.UG.FTS.B, 29.49%, 1/25/24 .. 58 58
991613759.UG.FTS.B, 29.49%, 1/25/24 .. 29 30
991619556.UG.FTS.B, 29.49%, 1/25/24 .. 61 63
991630323.UG.FTS.B, 29.49%, 1/25/24 .. 97 98
991633345.UG.FTS.B, 29.49%, 1/25/24 .. 200 206
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991633451.UG.FTS.B, 29.49%, 1/25/24 .. $ 207 $ 213
991633646.UG.FTS.B, 29.49%, 1/25/24 .. 79 81
991641518.UG.FTS.B, 29.49%, 1/25/24 .. 62 61
991644394.UG.FTS.B, 29.49%, 1/25/24 .. 15 15
991644473.UG.FTS.B, 29.49%, 1/25/24 .. 16 16
991649590.UG.FTS.B, 29.49%, 1/25/24 .. 66 68
991651927.UG.FTS.B, 29.49%, 1/25/24 .. 146 (5)
991654938.UG.FTS.B, 29.49%, 1/25/24 .. 697 716
991656780.UG.FTS.B, 29.49%, 1/25/24 .. – –
991663576.UG.FTS.B, 29.49%, 1/25/24 .. 787 797
991671286.UG.FTS.B, 29.49%, 1/25/24 .. 454 446
991674159.UG.FTS.B, 29.49%, 1/25/24 .. 162 13
991679898.UG.FTS.B, 29.49%, 1/25/24 .. 147 150
991679977.UG.FTS.B, 29.49%, 1/25/24 .. 17 17
991686544.UG.FTS.B, 29.49%, 1/25/24 .. 66 65
991686636.UG.FTS.B, 29.49%, 1/25/24 .. 98 101
991700265.UG.FTS.B, 29.49%, 1/25/24 .. 58 60
991700545.UG.FTS.B, 29.49%, 1/25/24 .. – –
991700798.UG.FTS.B, 29.49%, 1/25/24 .. 76 77
991701563.UG.FTS.B, 29.49%, 1/25/24 .. 258 264
991706569.UG.FTS.B, 29.49%, 1/25/24 .. 4 4
991714482.UG.FTS.B, 29.49%, 1/25/24 .. 148 149
991720724.UG.FTS.B, 29.49%, 1/25/24 .. 307 45
991721326.UG.FTS.B, 29.49%, 1/25/24 .. 261 265
991726761.UG.FTS.B, 29.49%, 1/25/24 .. 367 373
991729432.UG.FTS.B, 29.49%, 1/25/24 .. 294 293
991731430.UG.FTS.B, 29.49%, 1/25/24 .. 102 105
991732382.UG.FTS.B, 29.49%, 1/25/24 .. 104 106
991742074.UG.FTS.B, 29.49%, 1/25/24 .. 105 106
991742486.UG.FTS.B, 29.49%, 1/25/24 .. 113 28
991749150.UG.FTS.B, 29.49%, 1/25/24 .. 207 212
991751813.UG.FTS.B, 29.49%, 1/25/24 .. 248 250
991751821.UG.FTS.B, 29.49%, 1/25/24 .. 133 (5)
991758703.UG.FTS.B, 29.49%, 1/25/24 .. 142 144
991761336.UG.FTS.B, 29.49%, 1/25/24 .. 88 89
991766815.UG.FTS.B, 29.49%, 1/25/24 .. 127 128
991769017.UG.FTS.B, 29.49%, 1/25/24 .. 125 126
991769275.UG.FTS.B, 29.49%, 1/25/24 .. 8 4
991771771.UG.FTS.B, 29.49%, 1/25/24 .. 76 77
991771821.UG.FTS.B, 29.49%, 1/25/24 .. 483 37
991783583.UG.FTS.B, 29.49%, 1/25/24 .. 138 139
991786634.UG.FTS.B, 29.49%, 1/25/24 .. 249 252
991786828.UG.FTS.B, 29.49%, 1/25/24 .. 53 53
991791507.UG.FTS.B, 29.49%, 1/25/24 .. 81 12
991795056.UG.FTS.B, 29.49%, 1/25/24 .. 121 123
991803621.UG.FTS.B, 29.49%, 1/25/24 .. 165 166
991806034.UG.FTS.B, 29.49%, 1/25/24 .. 56 57
991808090.UG.FTS.B, 29.49%, 1/25/24 .. 36 3
991814291.UG.FTS.B, 29.49%, 1/25/24 .. 23 4
991816232.UG.FTS.B, 29.49%, 1/25/24 .. 65 66
991817482.UG.FTS.B, 29.49%, 1/25/24 .. 11 11
991819217.UG.FTS.B, 29.49%, 1/25/24 .. 20 20
991820253.UG.FTS.B, 29.49%, 1/25/24 .. 66 67
991823201.UG.FTS.B, 29.49%, 1/25/24 .. 189 186
991828617.UG.FTS.B, 29.49%, 1/25/24 .. 61 62
991831119.UG.FTS.B, 29.49%, 1/25/24 .. 44 44
991686043.UG.FTS.B, 29.99%, 1/25/24 .. 82 8
991693788.UG.FTS.B, Zero Cpn, 1/26/24 . 825 58

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
104
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991761224.UG.FTS.B, Zero Cpn, 1/26/24 . $ 50 $ 4
991782500.UG.FTS.B, Zero Cpn, 1/26/24 . 56 4
991792014.UG.FTS.B, Zero Cpn, 1/26/24 . 49 3
991820058.UG.FTS.B, Zero Cpn, 1/26/24 . 119 8
991834987.UG.FTS.B, Zero Cpn, 1/26/24 . 254 18
991810154.UG.FTS.B, 15.47%, 1/26/24 .. 287 289
991593609.UG.FTS.B, 16.49%, 1/26/24 .. 126 127
991784174.UG.FTS.B, 16.49%, 1/26/24 .. 174 176
991828622.UG.FTS.B, 16.49%, 1/26/24 .. 144 145
991727853.UG.FTS.B, 18.47%, 1/26/24 .. 16 16
991651717.UG.FTS.B, 19.3%, 1/26/24 ... 533 539
991732138.UG.FTS.B, 19.3%, 1/26/24 ... 18 18
991633662.UG.FTS.B, 19.96%, 1/26/24 .. 90 90
991636818.UG.FTS.B, 19.96%, 1/26/24 .. 62 62
991643141.UG.FTS.B, 19.96%, 1/26/24 .. 542 539
991671753.UG.FTS.B, 19.96%, 1/26/24 .. 165 167
991737882.UG.FTS.B, 19.96%, 1/26/24 .. 24 24
991759419.UG.FTS.B, 19.96%, 1/26/24 .. 109 109
991590508.UG.FTS.B, 19.99%, 1/26/24 .. 88 90
991671345.UG.FTS.B, 19.99%, 1/26/24 .. 270 274
991679320.UG.FTS.B, 21.48%, 1/26/24 .. 168 169
991749734.UG.FTS.B, 21.48%, 1/26/24 .. 68 68
991633594.UG.FTS.B, 24.45%, 1/26/24 .. 11 12
991690882.UG.FTS.B, 25.45%, 1/26/24 .. 136 (4)
991620819.UG.FTS.B, 28.48%, 1/26/24 .. 35 35
991650272.UG.FTS.B, 28.48%, 1/26/24 .. 77 79
991660260.UG.FTS.B, 28.48%, 1/26/24 .. 396 404
991661075.UG.FTS.B, 28.48%, 1/26/24 .. 488 497
991699559.UG.FTS.B, 28.48%, 1/26/24 .. 128 129
991700697.UG.FTS.B, 28.48%, 1/26/24 .. 116 118
991706943.UG.FTS.B, 28.48%, 1/26/24 .. 242 243
991719423.UG.FTS.B, 28.48%, 1/26/24 .. 275 279
991725862.UG.FTS.B, 28.48%, 1/26/24 .. 121 17
991728173.UG.FTS.B, 28.48%, 1/26/24 .. 75 77
991737277.UG.FTS.B, 28.48%, 1/26/24 .. 121 9
991740916.UG.FTS.B, 28.48%, 1/26/24 .. 382 55
991742866.UG.FTS.B, 28.48%, 1/26/24 .. 60 (2)
991795847.UG.FTS.B, 28.48%, 1/26/24 .. 28 29
991801021.UG.FTS.B, 28.48%, 1/26/24 .. 102 104
991826702.UG.FTS.B, 28.48%, 1/26/24 .. 187 191
991834361.UG.FTS.B, 28.48%, 1/26/24 .. 82 83
991651287.UG.FTS.B, 29.46%, 1/26/24 .. – –
991620639.UG.FTS.B, 29.48%, 1/26/24 .. 599 86
991681325.UG.FTS.B, 29.48%, 1/26/24 .. 46 47
991717920.UG.FTS.B, 29.48%, 1/26/24 .. 849 872
991731025.UG.FTS.B, 29.48%, 1/26/24 .. – –
991775037.UG.FTS.B, 29.48%, 1/26/24 .. 43 44
991589333.UG.FTS.B, 29.49%, 1/26/24 .. 102 104
991591784.UG.FTS.B, 29.49%, 1/26/24 .. 1,161 327
991592956.UG.FTS.B, 29.49%, 1/26/24 .. 73 75
991595654.UG.FTS.B, 29.49%, 1/26/24 .. 63 64
991598750.UG.FTS.B, 29.49%, 1/26/24 .. 330 327
991599536.UG.FTS.B, 29.49%, 1/26/24 .. 453 465
991606139.UG.FTS.B, 29.49%, 1/26/24 .. 160 159
991618299.UG.FTS.B, 29.49%, 1/26/24 .. 138 141
991622450.UG.FTS.B, 29.49%, 1/26/24 .. 48 49
991629683.UG.FTS.B, 29.49%, 1/26/24 .. 246 253
991633238.UG.FTS.B, 29.49%, 1/26/24 .. – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991633373.UG.FTS.B, 29.49%, 1/26/24 .. $ 306 $ 310
991633572.UG.FTS.B, 29.49%, 1/26/24 .. 71 73
991633631.UG.FTS.B, 29.49%, 1/26/24 .. 88 89
991636176.UG.FTS.B, 29.49%, 1/26/24 .. 350 343
991636182.UG.FTS.B, 29.49%, 1/26/24 .. 254 252
991638287.UG.FTS.B, 29.49%, 1/26/24 .. 154 157
991640279.UG.FTS.B, 29.49%, 1/26/24 .. 39 14
991640433.UG.FTS.B, 29.49%, 1/26/24 .. 53 54
991642017.UG.FTS.B, 29.49%, 1/26/24 .. 83 84
991642061.UG.FTS.B, 29.49%, 1/26/24 .. 128 131
991648245.UG.FTS.B, 29.49%, 1/26/24 .. 143 146
991649659.UG.FTS.B, 29.49%, 1/26/24 .. 118 119
991650388.UG.FTS.B, 29.49%, 1/26/24 .. 39 40
991654092.UG.FTS.B, 29.49%, 1/26/24 .. 76 63
991655891.UG.FTS.B, 29.49%, 1/26/24 .. 58 9
991656430.UG.FTS.B, 29.49%, 1/26/24 .. 1,395 1,432
991658296.UG.FTS.B, 29.49%, 1/26/24 .. 243 249
991664323.UG.FTS.B, 29.49%, 1/26/24 .. 16 16
991666721.UG.FTS.B, 29.49%, 1/26/24 .. 334 111
991668513.UG.FTS.B, 29.49%, 1/26/24 .. 65 66
991676577.UG.FTS.B, 29.49%, 1/26/24 .. 1,276 1,274
991683106.UG.FTS.B, 29.49%, 1/26/24 .. 188 192
991692922.UG.FTS.B, 29.49%, 1/26/24 .. 490 500
991694879.UG.FTS.B, 29.49%, 1/26/24 .. 33 34
991698192.UG.FTS.B, 29.49%, 1/26/24 .. 88 90
991700118.UG.FTS.B, 29.49%, 1/26/24 .. 21 21
991713721.UG.FTS.B, 29.49%, 1/26/24 .. 108 111
991724129.UG.FTS.B, 29.49%, 1/26/24 .. 27 27
991725699.UG.FTS.B, 29.49%, 1/26/24 .. 656 662
991739566.UG.FTS.B, 29.49%, 1/26/24 .. 761 776
991744088.UG.FTS.B, 29.49%, 1/26/24 .. 64 65
991752959.UG.FTS.B, 29.49%, 1/26/24 .. 78 80
991764433.UG.FTS.B, 29.49%, 1/26/24 .. 79 80
991781162.UG.FTS.B, 29.49%, 1/26/24 .. 108 109
991783352.UG.FTS.B, 29.49%, 1/26/24 .. 14 14
991783361.UG.FTS.B, 29.49%, 1/26/24 .. 138 140
991784306.UG.FTS.B, 29.49%, 1/26/24 .. 62 63
991785847.UG.FTS.B, 29.49%, 1/26/24 .. 13 1
991786723.UG.FTS.B, 29.49%, 1/26/24 .. 119 121
991787533.UG.FTS.B, 29.49%, 1/26/24 .. 69 70
991789983.UG.FTS.B, 29.49%, 1/26/24 .. 29 29
991795277.UG.FTS.B, 29.49%, 1/26/24 .. 73 74
991798511.UG.FTS.B, 29.49%, 1/26/24 .. 31 32
991798804.UG.FTS.B, 29.49%, 1/26/24 .. 66 67
991799361.UG.FTS.B, 29.49%, 1/26/24 .. 35 35
991800458.UG.FTS.B, 29.49%, 1/26/24 .. 53 54
991809910.UG.FTS.B, 29.49%, 1/26/24 .. 263 (9)
991810101.UG.FTS.B, 29.49%, 1/26/24 .. 4 4
991816323.UG.FTS.B, 29.49%, 1/26/24 .. 70 70
991816344.UG.FTS.B, 29.49%, 1/26/24 .. 16 16
991819010.UG.FTS.B, 29.49%, 1/26/24 .. 106 107
991821437.UG.FTS.B, 29.49%, 1/26/24 .. 188 27
991823297.UG.FTS.B, 29.49%, 1/26/24 .. 58 58
991828909.UG.FTS.B, 29.49%, 1/26/24 .. 37 38
991836284.UG.FTS.B, 29.49%, 1/26/24 .. 549 557
991836489.UG.FTS.B, 29.49%, 1/26/24 .. 207 31
991595105.UG.FTS.B, Zero Cpn, 1/27/24 . 382 26
991596137.UG.FTS.B, Zero Cpn, 1/27/24 . 84 6

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
105
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991616667.UG.FTS.B, Zero Cpn, 1/27/24 . $ 78 $ 6
991616968.UG.FTS.B, Zero Cpn, 1/27/24 . 35 3
991624123.UG.FTS.B, Zero Cpn, 1/27/24 . 99 7
991659976.UG.FTS.B, Zero Cpn, 1/27/24 . 200 14
991691365.UG.FTS.B, Zero Cpn, 1/27/24 . 733 51
991842241.UG.FTS.B, 15.47%, 1/27/24 .. 61 62
991706691.UG.FTS.B, 17.49%, 1/27/24 .. 139 140
991606775.UG.FTS.B, 18.47%, 1/27/24 .. 589 443
991601696.UG.FTS.B, 18.71%, 1/27/24 .. 90 90
991697130.UG.FTS.B, 19.3%, 1/27/24 ... 132 132
991609765.UG.FTS.B, 27.99%, 1/27/24 .. 227 233
991601477.UG.FTS.B, 28.48%, 1/27/24 .. 63 65
991621935.UG.FTS.B, 28.48%, 1/27/24 .. 114 115
991626927.UG.FTS.B, 28.48%, 1/27/24 .. 55 56
991633792.UG.FTS.B, 28.48%, 1/27/24 .. 306 307
991638924.UG.FTS.B, 28.48%, 1/27/24 .. 41 41
991661576.UG.FTS.B, 28.48%, 1/27/24 .. 154 157
991664071.UG.FTS.B, 28.48%, 1/27/24 .. 303 311
991673408.UG.FTS.B, 28.48%, 1/27/24 .. – –
991686984.UG.FTS.B, 28.48%, 1/27/24 .. 168 170
991694419.UG.FTS.B, 28.48%, 1/27/24 .. 8 8
991698388.UG.FTS.B, 28.48%, 1/27/24 .. 75 77
991711799.UG.FTS.B, 28.48%, 1/27/24 .. 193 196
991712181.UG.FTS.B, 28.48%, 1/27/24 .. 7 –
991723489.UG.FTS.B, 28.48%, 1/27/24 .. 154 156
991728658.UG.FTS.B, 28.48%, 1/27/24 .. 145 149
991741153.UG.FTS.B, 28.48%, 1/27/24 .. 518 532
991782222.UG.FTS.B, 28.48%, 1/27/24 .. 28 28
991801395.UG.FTS.B, 28.48%, 1/27/24 .. 150 151
991605017.UG.FTS.B, 29.48%, 1/27/24 .. 63 63
991611712.UG.FTS.B, 29.48%, 1/27/24 .. 111 9
991614264.UG.FTS.B, 29.48%, 1/27/24 .. 154 154
991624670.UG.FTS.B, 29.48%, 1/27/24 .. 120 123
991629975.UG.FTS.B, 29.48%, 1/27/24 .. 77 58
991638057.UG.FTS.B, 29.48%, 1/27/24 .. 48 49
991659454.UG.FTS.B, 29.48%, 1/27/24 .. 13 13
991699163.UG.FTS.B, 29.48%, 1/27/24 .. 329 337
991775532.UG.FTS.B, 29.48%, 1/27/24 .. 241 245
991783452.UG.FTS.B, 29.48%, 1/27/24 .. 75 11
991783483.UG.FTS.B, 29.48%, 1/27/24 .. 221 220
991594915.UG.FTS.B, 29.49%, 1/27/24 .. 106 109
991595329.UG.FTS.B, 29.49%, 1/27/24 .. 20 19
991595594.UG.FTS.B, 29.49%, 1/27/24 .. 193 196
991595863.UG.FTS.B, 29.49%, 1/27/24 .. 342 347
991596029.UG.FTS.B, 29.49%, 1/27/24 .. 749 114
991596373.UG.FTS.B, 29.49%, 1/27/24 .. 124 127
991598172.UG.FTS.B, 29.49%, 1/27/24 .. 69 10
991598421.UG.FTS.B, 29.49%, 1/27/24 .. 73 75
991599198.UG.FTS.B, 29.49%, 1/27/24 .. 648 52
991599797.UG.FTS.B, 29.49%, 1/27/24 .. 128 130
991601187.UG.FTS.B, 29.49%, 1/27/24 .. 1,627 133
991602939.UG.FTS.B, 29.49%, 1/27/24 .. 102 105
991602960.UG.FTS.B, 29.49%, 1/27/24 .. 101 104
991604657.UG.FTS.B, 29.49%, 1/27/24 .. 23 23
991604986.UG.FTS.B, 29.49%, 1/27/24 .. 69 71
991605049.UG.FTS.B, 29.49%, 1/27/24 .. 104 107
991605352.UG.FTS.B, 29.49%, 1/27/24 .. 281 279
991605361.UG.FTS.B, 29.49%, 1/27/24 .. 70 72
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991608430.UG.FTS.B, 29.49%, 1/27/24 .. $ – $ –
991608728.UG.FTS.B, 29.49%, 1/27/24 .. 12 12
991609433.UG.FTS.B, 29.49%, 1/27/24 .. 30 30
991610027.UG.FTS.B, 29.49%, 1/27/24 .. 70 72
991610884.UG.FTS.B, 29.49%, 1/27/24 .. 74 75
991612751.UG.FTS.B, 29.49%, 1/27/24 .. 268 275
991613209.UG.FTS.B, 29.49%, 1/27/24 .. 14 14
991616984.UG.FTS.B, 29.49%, 1/27/24 .. 48 49
991621060.UG.FTS.B, 29.49%, 1/27/24 .. 14 15
991621387.UG.FTS.B, 29.49%, 1/27/24 .. 96 99
991621529.UG.FTS.B, 29.49%, 1/27/24 .. 28 2
991627130.UG.FTS.B, 29.49%, 1/27/24 .. 283 291
991628054.UG.FTS.B, 29.49%, 1/27/24 .. 9 9
991630132.UG.FTS.B, 29.49%, 1/27/24 .. 84 13
991630928.UG.FTS.B, 29.49%, 1/27/24 .. 78 61
991630940.UG.FTS.B, 29.49%, 1/27/24 .. 79 79
991634012.UG.FTS.B, 29.49%, 1/27/24 .. 74 75
991637485.UG.FTS.B, 29.49%, 1/27/24 .. 60 61
991641800.UG.FTS.B, 29.49%, 1/27/24 .. 31 32
991645179.UG.FTS.B, 29.49%, 1/27/24 .. 119 10
991646296.UG.FTS.B, 29.49%, 1/27/24 .. 128 129
991648501.UG.FTS.B, 29.49%, 1/27/24 .. 40 41
991649457.UG.FTS.B, 29.49%, 1/27/24 .. 91 92
991649973.UG.FTS.B, 29.49%, 1/27/24 .. 123 127
991651122.UG.FTS.B, 29.49%, 1/27/24 .. 153 154
991653265.UG.FTS.B, 29.49%, 1/27/24 .. 1,363 1,400
991653611.UG.FTS.B, 29.49%, 1/27/24 .. 47 40
991656551.UG.FTS.B, 29.49%, 1/27/24 .. 349 359
991658001.UG.FTS.B, 29.49%, 1/27/24 .. 279 287
991659877.UG.FTS.B, 29.49%, 1/27/24 .. 27 27
991662634.UG.FTS.B, 29.49%, 1/27/24 .. 226 233
991664036.UG.FTS.B, 29.49%, 1/27/24 .. 224 226
991668164.UG.FTS.B, 29.49%, 1/27/24 .. 26 26
991670004.UG.FTS.B, 29.49%, 1/27/24 .. 477 72
991670151.UG.FTS.B, 29.49%, 1/27/24 .. 457 467
991671543.UG.FTS.B, 29.49%, 1/27/24 .. 190 15
991674709.UG.FTS.B, 29.49%, 1/27/24 .. 221 222
991675889.UG.FTS.B, 29.49%, 1/27/24 .. 118 121
991676459.UG.FTS.B, 29.49%, 1/27/24 .. 112 113
991680326.UG.FTS.B, 29.49%, 1/27/24 .. 508 522
991680852.UG.FTS.B, 29.49%, 1/27/24 .. 82 7
991681757.UG.FTS.B, 29.49%, 1/27/24 .. 22 23
991682200.UG.FTS.B, 29.49%, 1/27/24 .. 174 179
991683102.UG.FTS.B, 29.49%, 1/27/24 .. 125 128
991685436.UG.FTS.B, 29.49%, 1/27/24 .. 22 22
991687929.UG.FTS.B, 29.49%, 1/27/24 .. 124 126
991688013.UG.FTS.B, 29.49%, 1/27/24 .. 33 (1)
991688029.UG.FTS.B, 29.49%, 1/27/24 .. 302 310
991688831.UG.FTS.B, 29.49%, 1/27/24 .. 25 25
991691583.UG.FTS.B, 29.49%, 1/27/24 .. 174 179
991692773.UG.FTS.B, 29.49%, 1/27/24 .. 4 4
991693486.UG.FTS.B, 29.49%, 1/27/24 .. 81 83
991695109.UG.FTS.B, 29.49%, 1/27/24 .. 53 54
991695966.UG.FTS.B, 29.49%, 1/27/24 .. 331 324
991698229.UG.FTS.B, 29.49%, 1/27/24 .. 102 104
991700069.UG.FTS.B, 29.49%, 1/27/24 .. 1 1
991701338.UG.FTS.B, 29.49%, 1/27/24 .. 80 80
991704857.UG.FTS.B, 29.49%, 1/27/24 .. 332 341

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991711124.UG.FTS.B, 29.49%, 1/27/24 .. $ 87 $ 89
991715767.UG.FTS.B, 29.49%, 1/27/24 .. 117 120
991717234.UG.FTS.B, 29.49%, 1/27/24 .. 145 148
991718168.UG.FTS.B, 29.49%, 1/27/24 .. 33 33
991718270.UG.FTS.B, 29.49%, 1/27/24 .. 11 12
991720808.UG.FTS.B, 29.49%, 1/27/24 .. 258 265
991725524.UG.FTS.B, 29.49%, 1/27/24 .. 13 13
991727581.UG.FTS.B, 29.49%, 1/27/24 .. 61 9
991738263.UG.FTS.B, 29.49%, 1/27/24 .. 23 23
991739164.UG.FTS.B, 29.49%, 1/27/24 .. 695 711
991739656.UG.FTS.B, 29.49%, 1/27/24 .. 761 776
991740040.UG.FTS.B, 29.49%, 1/27/24 .. 544 559
991741014.UG.FTS.B, 29.49%, 1/27/24 .. 346 356
991742873.UG.FTS.B, 29.49%, 1/27/24 .. 30 30
991748403.UG.FTS.B, 29.49%, 1/27/24 .. 87 89
991750772.UG.FTS.B, 29.49%, 1/27/24 .. 144 146
991763575.UG.FTS.B, 29.49%, 1/27/24 .. 92 93
991766023.UG.FTS.B, 29.49%, 1/27/24 .. 88 90
991766758.UG.FTS.B, 29.49%, 1/27/24 .. – –
991769140.UG.FTS.B, 29.49%, 1/27/24 .. 101 102
991773350.UG.FTS.B, 29.49%, 1/27/24 .. 471 473
991773994.UG.FTS.B, 29.49%, 1/27/24 .. 92 93
991791557.UG.FTS.B, 29.49%, 1/27/24 .. 74 75
991792738.UG.FTS.B, 29.49%, 1/27/24 .. 69 70
991793121.UG.FTS.B, 29.49%, 1/27/24 .. 138 140
991800070.UG.FTS.B, 29.49%, 1/27/24 .. 37 38
991800781.UG.FTS.B, 29.49%, 1/27/24 .. 16 17
991801330.UG.FTS.B, 29.49%, 1/27/24 .. 103 105
991802537.UG.FTS.B, 29.49%, 1/27/24 .. 50 51
991803320.UG.FTS.B, 29.49%, 1/27/24 .. 75 6
991803812.UG.FTS.B, 29.49%, 1/27/24 .. 47 48
991807698.UG.FTS.B, 29.49%, 1/27/24 .. 93 94
991809457.UG.FTS.B, 29.49%, 1/27/24 .. 494 502
991811048.UG.FTS.B, 29.49%, 1/27/24 .. 171 173
991815602.UG.FTS.B, 29.49%, 1/27/24 .. 84 85
991821267.UG.FTS.B, 29.49%, 1/27/24 .. 31 32
991828639.UG.FTS.B, 29.49%, 1/27/24 .. 3 3
991831813.UG.FTS.B, 29.49%, 1/27/24 .. 74 75
991617189.UG.FTS.B, 16.49%, 1/28/24 .. 94 95
991791227.UG.FTS.B, 16.49%, 1/28/24 .. 80 3
991604496.UG.FTS.B, 17.49%, 1/28/24 .. 80 81
991605888.UG.FTS.B, 17.49%, 1/28/24 .. 288 3
991681664.UG.FTS.B, 15.47%, 1/29/24 .. 118 120
991827557.UG.FTS.B, 15.47%, 1/29/24 .. 201 203
991638160.UG.FTS.B, 19.96%, 1/29/24 .. 232 235
991851931.UG.FTS.B, 15.47%, 1/30/24 .. 289 292
991677257.UG.FTS.B, 17.49%, 1/30/24 .. 75 77
991754447.UG.FTS.B, 17.49%, 1/30/24 .. 271 275
991633973.UG.FTS.B, 19.3%, 1/30/24 ... 126 127
991632138.UG.FTS.B, 19.96%, 1/30/24 .. 177 40
991695974.UG.FTS.B, 21.47%, 1/30/24 .. 211 211
991688841.UG.FTS.B, 22.47%, 1/30/24 .. 287 290
991668213.UG.FTS.B, 24.45%, 1/30/24 .. 95 96
991800664.UG.FTS.B, 14.48%, 1/31/24 .. 15 15
991692740.UG.FTS.B, 15.47%, 1/31/24 .. 328 333
991857512.UG.FTS.B, 15.47%, 1/31/24 .. 10 11
991820637.UG.FTS.B, 15.49%, 1/31/24 .. 2 2
991631266.UG.FTS.B, 16.49%, 1/31/24 .. 599 608
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991635849.UG.FTS.B, 16.49%, 1/31/24 .. $ 136 $ 138
991642956.UG.FTS.B, 16.49%, 1/31/24 .. 131 133
991658433.UG.FTS.B, 16.49%, 1/31/24 .. 617 626
991677334.UG.FTS.B, 16.49%, 1/31/24 .. 389 395
991705318.UG.FTS.B, 16.49%, 1/31/24 .. 65 66
991741610.UG.FTS.B, 16.49%, 1/31/24 .. 9 9
991747537.UG.FTS.B, 17.47%, 1/31/24 .. 120 121
991759068.UG.FTS.B, 17.47%, 1/31/24 .. 2,554 214
991637676.UG.FTS.B, 17.49%, 1/31/24 .. 93 94
991637719.UG.FTS.B, 17.49%, 1/31/24 .. 90 91
991639187.UG.FTS.B, 17.49%, 1/31/24 .. 280 68
991642846.UG.FTS.B, 17.49%, 1/31/24 .. 77 79
991654338.UG.FTS.B, 17.49%, 1/31/24 .. 6 6
991748407.UG.FTS.B, 17.49%, 1/31/24 .. – –
991780300.UG.FTS.B, 17.49%, 1/31/24 .. 156 158
991835711.UG.FTS.B, 17.49%, 1/31/24 .. 531 537
991856913.UG.FTS.B, 17.49%, 1/31/24 .. 19 19
991869281.UG.FTS.B, 17.49%, 1/31/24 .. 212 214
991798159.UG.FTS.B, 17.71%, 1/31/24 .. 17 17
991655263.UG.FTS.B, 18.47%, 1/31/24 .. 505 36
991676080.UG.FTS.B, 18.47%, 1/31/24 .. 14 14
991661216.UG.FTS.B, 19.3%, 1/31/24 ... 272 274
991686127.UG.FTS.B, 19.3%, 1/31/24 ... 154 155
991687417.UG.FTS.B, 19.3%, 1/31/24 ... 161 163
991628348.UG.FTS.B, 19.96%, 1/31/24 .. 200 203
991642331.UG.FTS.B, 19.96%, 1/31/24 .. 50 50
991651260.UG.FTS.B, 19.96%, 1/31/24 .. 39 40
991672930.UG.FTS.B, 19.96%, 1/31/24 .. 77 78
991681323.UG.FTS.B, 19.96%, 1/31/24 .. 125 127
991710638.UG.FTS.B, 19.96%, 1/31/24 .. 102 19
991713238.UG.FTS.B, 19.96%, 1/31/24 .. 47 47
991650296.UG.FTS.B, 20.47%, 1/31/24 .. 585 592
991668477.UG.FTS.B, 20.47%, 1/31/24 .. 19 19
991702014.UG.FTS.B, 20.47%, 1/31/24 .. 75 75
991653552.UG.FTS.B, 21.48%, 1/31/24 .. 69 69
991696310.UG.FTS.B, 21.48%, 1/31/24 .. 52 52
991705966.UG.FTS.B, 21.48%, 1/31/24 .. 105 106
991643834.UG.FTS.B, 22.45%, 1/31/24 .. 83 84
991707815.UG.FTS.B, 22.47%, 1/31/24 .. 38 39
991710192.UG.FTS.B, 22.47%, 1/31/24 .. 39 39
991678923.UG.FTS.B, 23.45%, 1/31/24 .. 374 373
991633530.UG.FTS.B, 25.45%, 1/31/24 .. 93 (1)
991708387.UG.FTS.B, Zero Cpn, 2/01/24 . 145 10
991726930.UG.FTS.B, 15%, 2/01/24 ..... 90 90
991764182.UG.FTS.B, 15.47%, 2/01/24 .. 242 244
991713586.UG.FTS.B, 16.49%, 2/01/24 .. 245 14
991724946.UG.FTS.B, 16.49%, 2/01/24 .. 1,405 1,417
991807161.UG.FTS.B, 16.49%, 2/01/24 .. 97 97
991668233.UG.FTS.B, 17.49%, 2/01/24 .. 73 74
991669770.UG.FTS.B, 17.49%, 2/01/24 .. 931 938
991677316.UG.FTS.B, 17.49%, 2/01/24 .. 134 134
991721077.UG.FTS.B, 17.49%, 2/01/24 .. 177 178
991785085.UG.FTS.B, 17.49%, 2/01/24 .. 75 75
991869528.UG.FTS.B, 17.49%, 2/01/24 .. 88 88
991667665.UG.FTS.B, 14.47%, 2/02/24 .. 962 112
991678784.UG.FTS.B, 14.48%, 2/02/24 .. 7 7
991722113.UG.FTS.B, 15.49%, 2/02/24 .. 352 355
991668499.UG.FTS.B, 16.49%, 2/02/24 .. 159 158

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
107
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991684166.UG.FTS.B, 16.49%, 2/02/24 .. $ 77 $ 78
991682132.UG.FTS.B, 17.47%, 2/02/24 .. 142 143
991688897.UG.FTS.B, 17.49%, 2/02/24 .. 413 415
991733262.UG.FTS.B, 17.49%, 2/02/24 .. 130 131
991734120.UG.FTS.B, 17.49%, 2/02/24 .. 155 156
991656661.UG.FTS.B, 17.71%, 2/02/24 .. 1,122 277
991711117.UG.FTS.B, Zero Cpn, 2/03/24 . 228 16
991741241.UG.FTS.B, Zero Cpn, 2/03/24 . 105 7
991910992.UG.FTS.B, Zero Cpn, 2/03/24 . 35 3
991681257.UG.FTS.B, 17.49%, 2/03/24 .. 114 114
991865832.UG.FTS.B, 17.49%, 2/03/24 .. 45 44
991729281.UG.FTS.B, 18.71%, 2/03/24 .. 517 117
991695999.UG.FTS.B, 19.96%, 2/03/24 .. 552 555
991693730.UG.FTS.B, 19.99%, 2/03/24 .. 208 211
991695190.UG.FTS.B, 22.47%, 2/03/24 .. 289 289
991891498.UG.FTS.B, 22.47%, 2/03/24 .. 76 76
991693378.UG.FTS.B, 23.44%, 2/03/24 .. 133 133
991702806.UG.FTS.B, 23.45%, 2/03/24 .. 314 309
991912006.UG.FTS.B, 27.99%, 2/03/24 .. 100 100
991680261.UG.FTS.B, 28.48%, 2/03/24 .. 246 246
991690009.UG.FTS.B, 28.48%, 2/03/24 .. 263 267
991901928.UG.FTS.B, 28.48%, 2/03/24 .. 43 43
991904640.UG.FTS.B, 28.48%, 2/03/24 .. 176 177
991910482.UG.FTS.B, 28.48%, 2/03/24 .. 6 6
991704230.UG.FTS.B, 29.48%, 2/03/24 .. 293 298
991705815.UG.FTS.B, 29.48%, 2/03/24 .. 299 302
991900344.UG.FTS.B, 29.48%, 2/03/24 .. 27 27
991659972.UG.FTS.B, 29.49%, 2/03/24 .. 739 721
991678302.UG.FTS.B, 29.49%, 2/03/24 .. 61 60
991680860.UG.FTS.B, 29.49%, 2/03/24 .. 13 13
991687586.UG.FTS.B, 29.49%, 2/03/24 .. 89 91
991689928.UG.FTS.B, 29.49%, 2/03/24 .. 88 89
991693809.UG.FTS.B, 29.49%, 2/03/24 .. 87 70
991702908.UG.FTS.B, 29.49%, 2/03/24 .. 125 (6)
991705235.UG.FTS.B, 29.49%, 2/03/24 .. 7 7
991713394.UG.FTS.B, 29.49%, 2/03/24 .. 158 160
991714413.UG.FTS.B, 29.49%, 2/03/24 .. 32 32
991723826.UG.FTS.B, 29.49%, 2/03/24 .. 30 30
991726593.UG.FTS.B, 29.49%, 2/03/24 .. 45 45
991733227.UG.FTS.B, 29.49%, 2/03/24 .. 958 972
991738598.UG.FTS.B, 29.49%, 2/03/24 .. 44 (2)
991763674.UG.FTS.B, 29.49%, 2/03/24 .. 32 32
991778703.UG.FTS.B, 29.49%, 2/03/24 .. 107 105
991785226.UG.FTS.B, 29.49%, 2/03/24 .. 110 108
991795299.UG.FTS.B, 29.49%, 2/03/24 .. 192 193
991815788.UG.FTS.B, 29.49%, 2/03/24 .. 100 100
991830693.UG.FTS.B, 29.49%, 2/03/24 .. – –
991836116.UG.FTS.B, 29.49%, 2/03/24 .. 367 48
991861447.UG.FTS.B, 29.49%, 2/03/24 .. 64 65
991909011.UG.FTS.B, 29.49%, 2/03/24 .. 2 –
991909246.UG.FTS.B, 29.49%, 2/03/24 .. 215 215
991919081.UG.FTS.B, Zero Cpn, 2/04/24 . 30 2
991844970.UG.FTS.B, 15%, 2/04/24 ..... 961 969
991776059.UG.FTS.B, 15.47%, 2/04/24 .. 69 70
991854905.UG.FTS.B, 15.47%, 2/04/24 .. 280 283
991686911.UG.FTS.B, 18.47%, 2/04/24 .. 82 83
991685554.UG.FTS.B, 18.71%, 2/04/24 .. 90 91
991768122.UG.FTS.B, 22.47%, 2/04/24 .. 45 45
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991726743.UG.FTS.B, 23.45%, 2/04/24 .. $ 46 $ 46
991856429.UG.FTS.B, 27.99%, 2/04/24 .. 152 36
991702673.UG.FTS.B, 28.48%, 2/04/24 .. 129 130
991742407.UG.FTS.B, 28.48%, 2/04/24 .. 158 159
991875683.UG.FTS.B, 28.48%, 2/04/24 .. 111 112
991924972.UG.FTS.B, 28.48%, 2/04/24 .. 4 2
991688068.UG.FTS.B, 29.48%, 2/04/24 .. 348 46
991711305.UG.FTS.B, 29.48%, 2/04/24 .. 118 120
991737606.UG.FTS.B, 29.48%, 2/04/24 .. 168 170
991842330.UG.FTS.B, 29.48%, 2/04/24 .. 153 (1)
991892456.UG.FTS.B, 29.48%, 2/04/24 .. 17 17
991700800.UG.FTS.B, 29.49%, 2/04/24 .. 366 89
991700803.UG.FTS.B, 29.49%, 2/04/24 .. 154 (8)
991700847.UG.FTS.B, 29.49%, 2/04/24 .. 1,060 (51)
991702984.UG.FTS.B, 29.49%, 2/04/24 .. 89 89
991706472.UG.FTS.B, 29.49%, 2/04/24 .. 67 67
991715507.UG.FTS.B, 29.49%, 2/04/24 .. 35 35
991726705.UG.FTS.B, 29.49%, 2/04/24 .. 64 63
991728226.UG.FTS.B, 29.49%, 2/04/24 .. 1,399 1,416
991741875.UG.FTS.B, 29.49%, 2/04/24 .. 205 207
991756664.UG.FTS.B, 29.49%, 2/04/24 .. 124 125
991764301.UG.FTS.B, 29.49%, 2/04/24 .. 92 92
991788801.UG.FTS.B, 29.49%, 2/04/24 .. 144 145
991790411.UG.FTS.B, 29.49%, 2/04/24 .. 61 60
991796108.UG.FTS.B, 29.49%, 2/04/24 .. 38 38
991804405.UG.FTS.B, 29.49%, 2/04/24 .. 86 86
991813259.UG.FTS.B, 29.49%, 2/04/24 .. 518 526
991829699.UG.FTS.B, 29.49%, 2/04/24 .. 49 49
991858925.UG.FTS.B, 29.49%, 2/04/24 .. 186 24
991880139.UG.FTS.B, 29.49%, 2/04/24 .. 98 98
991883553.UG.FTS.B, 29.49%, 2/04/24 .. 1 1
991888221.UG.FTS.B, 29.49%, 2/04/24 .. 14 14
991894355.UG.FTS.B, 29.49%, 2/04/24 .. 123 124
991902885.UG.FTS.B, 29.49%, 2/04/24 .. – –
991909049.UG.FTS.B, 29.49%, 2/04/24 .. 74 74
991910876.UG.FTS.B, 29.49%, 2/04/24 .. 381 104
991911528.UG.FTS.B, 29.49%, 2/04/24 .. 247 247
991911662.UG.FTS.B, 29.49%, 2/04/24 .. 17 8
991912074.UG.FTS.B, 29.49%, 2/04/24 .. 32 32
991917056.UG.FTS.B, 29.49%, 2/04/24 .. 296 295
991919941.UG.FTS.B, 29.49%, 2/04/24 .. 5 5
991921603.UG.FTS.B, 29.49%, 2/04/24 .. 27 27
991922017.UG.FTS.B, 29.49%, 2/04/24 .. 2 2
991695845.UG.FTS.B, Zero Cpn, 2/05/24 . (4) (4)
991729824.UG.FTS.B, Zero Cpn, 2/05/24 . 277 19
991719169.UG.FTS.B, 18.71%, 2/05/24 .. 95 15
991772760.UG.FTS.B, 18.71%, 2/05/24 .. 278 19
991711452.UG.FTS.B, 19.96%, 2/05/24 .. 154 155
991876008.UG.FTS.B, 19.96%, 2/05/24 .. 24 23
991693126.UG.FTS.B, 19.99%, 2/05/24 .. 98 100
991768477.UG.FTS.B, 19.99%, 2/05/24 .. 26 26
991815229.UG.FTS.B, 19.99%, 2/05/24 .. 36 36
991818135.UG.FTS.B, 19.99%, 2/05/24 .. 20 20
991910371.UG.FTS.B, 19.99%, 2/05/24 .. 2 2
991896939.UG.FTS.B, 20.47%, 2/05/24 .. 673 671
991779478.UG.FTS.B, 21.48%, 2/05/24 .. 296 297
991827138.UG.FTS.B, 21.48%, 2/05/24 .. 79 79
991854090.UG.FTS.B, 21.48%, 2/05/24 .. 164 165

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991776899.UG.FTS.B, 22.47%, 2/05/24 .. $ 76 $ 77
991698945.UG.FTS.B, 23.45%, 2/05/24 .. 195 195
991725398.UG.FTS.B, 23.45%, 2/05/24 .. 62 62
991938019.UG.FTS.B, 23.45%, 2/05/24 .. 143 142
991700243.UG.FTS.B, 25.45%, 2/05/24 .. 165 42
991866679.UG.FTS.B, 26.44%, 2/05/24 .. 76 75
991679881.UG.FTS.B, 28.48%, 2/05/24 .. – –
991697533.UG.FTS.B, 28.48%, 2/05/24 .. 12 12
991712635.UG.FTS.B, 28.48%, 2/05/24 .. 276 278
991735405.UG.FTS.B, 28.48%, 2/05/24 .. 39 39
991738161.UG.FTS.B, 28.48%, 2/05/24 .. 197 200
991739512.UG.FTS.B, 28.48%, 2/05/24 .. 114 115
991744316.UG.FTS.B, 28.48%, 2/05/24 .. 203 206
991751198.UG.FTS.B, 28.48%, 2/05/24 .. 253 257
991756677.UG.FTS.B, 28.48%, 2/05/24 .. – –
991756833.UG.FTS.B, 28.48%, 2/05/24 .. 61 62
991766340.UG.FTS.B, 28.48%, 2/05/24 .. 469 478
991773527.UG.FTS.B, 28.48%, 2/05/24 .. 11 10
991780618.UG.FTS.B, 28.48%, 2/05/24 .. 79 80
991783723.UG.FTS.B, 28.48%, 2/05/24 .. 90 (4)
991785400.UG.FTS.B, 28.48%, 2/05/24 .. 99 100
991818664.UG.FTS.B, 28.48%, 2/05/24 .. 825 825
991819563.UG.FTS.B, 28.48%, 2/05/24 .. 76 77
991829882.UG.FTS.B, 28.48%, 2/05/24 .. 14 14
991835745.UG.FTS.B, 28.48%, 2/05/24 .. 128 129
991837209.UG.FTS.B, 28.48%, 2/05/24 .. 79 11
991845532.UG.FTS.B, 28.48%, 2/05/24 .. 286 127
991852618.UG.FTS.B, 28.48%, 2/05/24 .. 66 66
991874473.UG.FTS.B, 28.48%, 2/05/24 .. 34 34
991886671.UG.FTS.B, 28.48%, 2/05/24 .. 46 46
991898117.UG.FTS.B, 28.48%, 2/05/24 .. 123 124
991901004.UG.FTS.B, 28.48%, 2/05/24 .. 77 5
991916369.UG.FTS.B, 28.48%, 2/05/24 .. 143 144
991919905.UG.FTS.B, 28.48%, 2/05/24 .. 515 144
991805200.UG.FTS.B, 29.46%, 2/05/24 .. 91 92
991697955.UG.FTS.B, 29.48%, 2/05/24 .. 331 335
991700432.UG.FTS.B, 29.48%, 2/05/24 .. 26 26
991701867.UG.FTS.B, 29.48%, 2/05/24 .. 70 71
991702648.UG.FTS.B, 29.48%, 2/05/24 .. 19 19
991714933.UG.FTS.B, 29.48%, 2/05/24 .. 97 98
991716572.UG.FTS.B, 29.48%, 2/05/24 .. 71 72
991725591.UG.FTS.B, 29.48%, 2/05/24 .. – –
991733077.UG.FTS.B, 29.48%, 2/05/24 .. 29 (1)
991747028.UG.FTS.B, 29.48%, 2/05/24 .. – –
991755146.UG.FTS.B, 29.48%, 2/05/24 .. 173 176
991768220.UG.FTS.B, 29.48%, 2/05/24 .. 27 27
991779730.UG.FTS.B, 29.48%, 2/05/24 .. 43 43
991781448.UG.FTS.B, 29.48%, 2/05/24 .. 96 97
991792826.UG.FTS.B, 29.48%, 2/05/24 .. 241 (12)
991797219.UG.FTS.B, 29.48%, 2/05/24 .. 582 590
991799948.UG.FTS.B, 29.48%, 2/05/24 .. 17 17
991833863.UG.FTS.B, 29.48%, 2/05/24 .. 146 149
991838320.UG.FTS.B, 29.48%, 2/05/24 .. 60 61
991854737.UG.FTS.B, 29.48%, 2/05/24 .. 657 663
991864151.UG.FTS.B, 29.48%, 2/05/24 .. 960 66
991898289.UG.FTS.B, 29.48%, 2/05/24 .. 72 72
991914626.UG.FTS.B, 29.48%, 2/05/24 .. 33 33
991679707.UG.FTS.B, 29.49%, 2/05/24 .. 256 256
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991681844.UG.FTS.B, 29.49%, 2/05/24 .. $ 742 $ 748
991692055.UG.FTS.B, 29.49%, 2/05/24 .. 255 249
991693089.UG.FTS.B, 29.49%, 2/05/24 .. 117 117
991693783.UG.FTS.B, 29.49%, 2/05/24 .. 57 57
991696162.UG.FTS.B, 29.49%, 2/05/24 .. 92 93
991696616.UG.FTS.B, 29.49%, 2/05/24 .. 223 225
991696879.UG.FTS.B, 29.49%, 2/05/24 .. 486 126
991697144.UG.FTS.B, 29.49%, 2/05/24 .. 75 75
991700056.UG.FTS.B, 29.49%, 2/05/24 .. 599 (28)
991701473.UG.FTS.B, 29.49%, 2/05/24 .. 242 246
991704518.UG.FTS.B, 29.49%, 2/05/24 .. 52 52
991705344.UG.FTS.B, 29.49%, 2/05/24 .. 56 56
991705462.UG.FTS.B, 29.49%, 2/05/24 .. 221 221
991705465.UG.FTS.B, 29.49%, 2/05/24 .. 82 83
991706846.UG.FTS.B, 29.49%, 2/05/24 .. 149 152
991708749.UG.FTS.B, 29.49%, 2/05/24 .. 22 22
991709555.UG.FTS.B, 29.49%, 2/05/24 .. 18 18
991711063.UG.FTS.B, 29.49%, 2/05/24 .. 98 98
991711180.UG.FTS.B, 29.49%, 2/05/24 .. – –
991711397.UG.FTS.B, 29.49%, 2/05/24 .. 368 373
991712546.UG.FTS.B, 29.49%, 2/05/24 .. 76 78
991713288.UG.FTS.B, 29.49%, 2/05/24 .. 54 55
991713498.UG.FTS.B, 29.49%, 2/05/24 .. 69 69
991714141.UG.FTS.B, 29.49%, 2/05/24 .. 20 20
991716267.UG.FTS.B, 29.49%, 2/05/24 .. 82 83
991716734.UG.FTS.B, 29.49%, 2/05/24 .. 142 141
991718017.UG.FTS.B, 29.49%, 2/05/24 .. 92 94
991722519.UG.FTS.B, 29.49%, 2/05/24 .. – –
991723083.UG.FTS.B, 29.49%, 2/05/24 .. 147 150
991723420.UG.FTS.B, 29.49%, 2/05/24 .. 73 74
991724092.UG.FTS.B, 29.49%, 2/05/24 .. 53 53
991726322.UG.FTS.B, 29.49%, 2/05/24 .. 38 38
991729272.UG.FTS.B, 29.49%, 2/05/24 .. 45 45
991729702.UG.FTS.B, 29.49%, 2/05/24 .. 26 25
991730567.UG.FTS.B, 29.49%, 2/05/24 .. 84 36
991730878.UG.FTS.B, 29.49%, 2/05/24 .. 242 244
991731157.UG.FTS.B, 29.49%, 2/05/24 .. 155 10
991733469.UG.FTS.B, 29.49%, 2/05/24 .. 18 17
991733625.UG.FTS.B, 29.49%, 2/05/24 .. 11 10
991737989.UG.FTS.B, 29.49%, 2/05/24 .. 57 58
991739387.UG.FTS.B, 29.49%, 2/05/24 .. 553 562
991741149.UG.FTS.B, 29.49%, 2/05/24 .. 170 168
991741214.UG.FTS.B, 29.49%, 2/05/24 .. 31 31
991741933.UG.FTS.B, 29.49%, 2/05/24 .. 41 40
991742642.UG.FTS.B, 29.49%, 2/05/24 .. – –
991744990.UG.FTS.B, 29.49%, 2/05/24 .. 70 70
991750870.UG.FTS.B, 29.49%, 2/05/24 .. 10 10
991751346.UG.FTS.B, 29.49%, 2/05/24 .. 109 106
991752632.UG.FTS.B, 29.49%, 2/05/24 .. 112 111
991757403.UG.FTS.B, 29.49%, 2/05/24 .. – –
991757885.UG.FTS.B, 29.49%, 2/05/24 .. 461 461
991757963.UG.FTS.B, 29.49%, 2/05/24 .. 5 5
991760562.UG.FTS.B, 29.49%, 2/05/24 .. 8 8
991760937.UG.FTS.B, 29.49%, 2/05/24 .. 10 10
991762562.UG.FTS.B, 29.49%, 2/05/24 .. 100 6
991762619.UG.FTS.B, 29.49%, 2/05/24 .. 31 31
991763866.UG.FTS.B, 29.49%, 2/05/24 .. 63 19
991773526.UG.FTS.B, 29.49%, 2/05/24 .. 294 299

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991773707.UG.FTS.B, 29.49%, 2/05/24 .. $ 281 $ 282
991777302.UG.FTS.B, 29.49%, 2/05/24 .. 109 109
991779496.UG.FTS.B, 29.49%, 2/05/24 .. 302 305
991779729.UG.FTS.B, 29.49%, 2/05/24 .. 117 116
991783484.UG.FTS.B, 29.49%, 2/05/24 .. 195 198
991785049.UG.FTS.B, 29.49%, 2/05/24 .. 96 98
991786506.UG.FTS.B, 29.49%, 2/05/24 .. 181 183
991786889.UG.FTS.B, 29.49%, 2/05/24 .. 9 9
991787648.UG.FTS.B, 29.49%, 2/05/24 .. 432 438
991788922.UG.FTS.B, 29.49%, 2/05/24 .. 492 500
991790437.UG.FTS.B, 29.49%, 2/05/24 .. 17 17
991791302.UG.FTS.B, 29.49%, 2/05/24 .. 28 28
991795706.UG.FTS.B, 29.49%, 2/05/24 .. 61 61
991796027.UG.FTS.B, 29.49%, 2/05/24 .. 137 139
991799165.UG.FTS.B, 29.49%, 2/05/24 .. 78 79
991801405.UG.FTS.B, 29.49%, 2/05/24 .. 297 72
991805403.UG.FTS.B, 29.49%, 2/05/24 .. 19 19
991805836.UG.FTS.B, 29.49%, 2/05/24 .. 17 16
991807322.UG.FTS.B, 29.49%, 2/05/24 .. 22 22
991810461.UG.FTS.B, 29.49%, 2/05/24 .. 139 141
991815117.UG.FTS.B, 29.49%, 2/05/24 .. 47 46
991816327.UG.FTS.B, 29.49%, 2/05/24 .. 758 755
991816825.UG.FTS.B, 29.49%, 2/05/24 .. 14 14
991825274.UG.FTS.B, 29.49%, 2/05/24 .. 31 30
991827164.UG.FTS.B, 29.49%, 2/05/24 .. 37 37
991827302.UG.FTS.B, 29.49%, 2/05/24 .. 125 126
991831270.UG.FTS.B, 29.49%, 2/05/24 .. 180 179
991833796.UG.FTS.B, 29.49%, 2/05/24 .. 110 111
991835834.UG.FTS.B, 29.49%, 2/05/24 .. 83 6
991837619.UG.FTS.B, 29.49%, 2/05/24 .. 20 20
991839857.UG.FTS.B, 29.49%, 2/05/24 .. 13 13
991847475.UG.FTS.B, 29.49%, 2/05/24 .. 35 3
991848440.UG.FTS.B, 29.49%, 2/05/24 .. 29 2
991850514.UG.FTS.B, 29.49%, 2/05/24 .. 99 98
991850797.UG.FTS.B, 29.49%, 2/05/24 .. 19 19
991852272.UG.FTS.B, 29.49%, 2/05/24 .. 57 57
991857846.UG.FTS.B, 29.49%, 2/05/24 .. 5 5
991858745.UG.FTS.B, 29.49%, 2/05/24 .. 229 233
991858849.UG.FTS.B, 29.49%, 2/05/24 .. 35 34
991858897.UG.FTS.B, 29.49%, 2/05/24 .. 41 41
991862959.UG.FTS.B, 29.49%, 2/05/24 .. 365 371
991875810.UG.FTS.B, 29.49%, 2/05/24 .. 145 145
991879388.UG.FTS.B, 29.49%, 2/05/24 .. 66 66
991884438.UG.FTS.B, 29.49%, 2/05/24 .. 8 8
991889487.UG.FTS.B, 29.49%, 2/05/24 .. 77 76
991890862.UG.FTS.B, 29.49%, 2/05/24 .. 12 12
991898184.UG.FTS.B, 29.49%, 2/05/24 .. 40 39
991899976.UG.FTS.B, 29.49%, 2/05/24 .. 111 111
991900410.UG.FTS.B, 29.49%, 2/05/24 .. 23 23
991901626.UG.FTS.B, 29.49%, 2/05/24 .. 188 185
991905879.UG.FTS.B, 29.49%, 2/05/24 .. 90 89
991908519.UG.FTS.B, 29.49%, 2/05/24 .. 73 73
991911294.UG.FTS.B, 29.49%, 2/05/24 .. 66 66
991912151.UG.FTS.B, 29.49%, 2/05/24 .. 243 241
991916372.UG.FTS.B, 29.49%, 2/05/24 .. – –
991932864.UG.FTS.B, 29.49%, 2/05/24 .. 55 56
991932898.UG.FTS.B, 29.49%, 2/05/24 .. 527 524
991936900.UG.FTS.B, 29.49%, 2/05/24 .. 72 72
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991710659.UG.FTS.B, Zero Cpn, 2/06/24 . $ 66 $ 5
991713658.UG.FTS.B, Zero Cpn, 2/06/24 . 183 13
991795177.UG.FTS.B, Zero Cpn, 2/06/24 . 95 7
991908552.UG.FTS.B, Zero Cpn, 2/06/24 . 269 19
991923870.UG.FTS.B, Zero Cpn, 2/06/24 . 300 21
991766242.UG.FTS.B, 18.47%, 2/06/24 .. 135 134
991702860.UG.FTS.B, 18.71%, 2/06/24 .. 151 11
991812725.UG.FTS.B, 18.71%, 2/06/24 .. – –
991894070.UG.FTS.B, 19.96%, 2/06/24 .. 198 198
991928651.UG.FTS.B, 19.96%, 2/06/24 .. 531 530
991750813.UG.FTS.B, 19.99%, 2/06/24 .. 96 98
991911467.UG.FTS.B, 19.99%, 2/06/24 .. 51 52
991719716.UG.FTS.B, 20.47%, 2/06/24 .. 316 317
991740030.UG.FTS.B, 20.47%, 2/06/24 .. 62 62
991829360.UG.FTS.B, 20.47%, 2/06/24 .. 11 11
991718257.UG.FTS.B, 20.96%, 2/06/24 .. 126 126
991721853.UG.FTS.B, 20.96%, 2/06/24 .. 28 28
991809389.UG.FTS.B, 20.96%, 2/06/24 .. 301 302
991714545.UG.FTS.B, 21.48%, 2/06/24 .. 149 148
991747919.UG.FTS.B, 21.48%, 2/06/24 .. 74 74
991764160.UG.FTS.B, 21.48%, 2/06/24 .. 126 126
991803770.UG.FTS.B, 21.48%, 2/06/24 .. 44 (1)
991896635.UG.FTS.B, 21.48%, 2/06/24 .. 399 396
991704625.UG.FTS.B, 22.47%, 2/06/24 .. 8 8
991770409.UG.FTS.B, 22.47%, 2/06/24 .. 196 14
991818161.UG.FTS.B, 22.47%, 2/06/24 .. 572 39
991858801.UG.FTS.B, 22.47%, 2/06/24 .. 91 12
991713027.UG.FTS.B, 23.45%, 2/06/24 .. 285 284
991734865.UG.FTS.B, 25.45%, 2/06/24 .. 113 113
991690169.UG.FTS.B, 28.48%, 2/06/24 .. 978 990
991700308.UG.FTS.B, 28.48%, 2/06/24 .. 34 13
991702392.UG.FTS.B, 28.48%, 2/06/24 .. 140 142
991704340.UG.FTS.B, 28.48%, 2/06/24 .. 294 298
991705248.UG.FTS.B, 28.48%, 2/06/24 .. 9 9
991709748.UG.FTS.B, 28.48%, 2/06/24 .. 23 23
991711318.UG.FTS.B, 28.48%, 2/06/24 .. 109 8
991716848.UG.FTS.B, 28.48%, 2/06/24 .. 134 136
991724225.UG.FTS.B, 28.48%, 2/06/24 .. 33 33
991726042.UG.FTS.B, 28.48%, 2/06/24 .. 13 13
991730449.UG.FTS.B, 28.48%, 2/06/24 .. 147 150
991738872.UG.FTS.B, 28.48%, 2/06/24 .. 40 40
991740055.UG.FTS.B, 28.48%, 2/06/24 .. 515 524
991741244.UG.FTS.B, 28.48%, 2/06/24 .. 134 32
991766960.UG.FTS.B, 28.48%, 2/06/24 .. 26 26
991780645.UG.FTS.B, 28.48%, 2/06/24 .. 273 278
991785489.UG.FTS.B, 28.48%, 2/06/24 .. 489 497
991803786.UG.FTS.B, 28.48%, 2/06/24 .. 110 112
991827686.UG.FTS.B, 28.48%, 2/06/24 .. 172 42
991831344.UG.FTS.B, 28.48%, 2/06/24 .. 44 44
991833476.UG.FTS.B, 28.48%, 2/06/24 .. 1,094 1,113
991853055.UG.FTS.B, 28.48%, 2/06/24 .. 172 174
991853534.UG.FTS.B, 28.48%, 2/06/24 .. 145 148
991896815.UG.FTS.B, 28.48%, 2/06/24 .. 209 208
991699505.UG.FTS.B, 29.48%, 2/06/24 .. 18 18
991704767.UG.FTS.B, 29.48%, 2/06/24 .. 322 326
991711309.UG.FTS.B, 29.48%, 2/06/24 .. 38 37
991725659.UG.FTS.B, 29.48%, 2/06/24 .. 50 50
991726043.UG.FTS.B, 29.48%, 2/06/24 .. 63 (4)

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991739555.UG.FTS.B, 29.48%, 2/06/24 .. $ 69 $ 68
991772431.UG.FTS.B, 29.48%, 2/06/24 .. 1,279 171
991781765.UG.FTS.B, 29.48%, 2/06/24 .. 27 27
991819053.UG.FTS.B, 29.48%, 2/06/24 .. 72 74
991832143.UG.FTS.B, 29.48%, 2/06/24 .. 114 114
991835222.UG.FTS.B, 29.48%, 2/06/24 .. 585 591
991894999.UG.FTS.B, 29.48%, 2/06/24 .. 509 511
991914678.UG.FTS.B, 29.48%, 2/06/24 .. 187 187
991928677.UG.FTS.B, 29.48%, 2/06/24 .. 145 145
991698911.UG.FTS.B, 29.49%, 2/06/24 .. 112 114
991700169.UG.FTS.B, 29.49%, 2/06/24 .. 169 172
991700219.UG.FTS.B, 29.49%, 2/06/24 .. 30 30
991700772.UG.FTS.B, 29.49%, 2/06/24 .. 222 66
991701271.UG.FTS.B, 29.49%, 2/06/24 .. 145 147
991702835.UG.FTS.B, 29.49%, 2/06/24 .. 173 176
991703003.UG.FTS.B, 29.49%, 2/06/24 .. 46 15
991703043.UG.FTS.B, 29.49%, 2/06/24 .. 57 58
991703094.UG.FTS.B, 29.49%, 2/06/24 .. 44 44
991703613.UG.FTS.B, 29.49%, 2/06/24 .. 32 31
991704372.UG.FTS.B, 29.49%, 2/06/24 .. 96 98
991705673.UG.FTS.B, 29.49%, 2/06/24 .. 29 28
991706376.UG.FTS.B, 29.49%, 2/06/24 .. 114 115
991706434.UG.FTS.B, 29.49%, 2/06/24 .. 256 260
991706794.UG.FTS.B, 29.49%, 2/06/24 .. 87 87
991707306.UG.FTS.B, 29.49%, 2/06/24 .. 669 680
991708729.UG.FTS.B, 29.49%, 2/06/24 .. 14 14
991709169.UG.FTS.B, 29.49%, 2/06/24 .. 85 86
991710056.UG.FTS.B, 29.49%, 2/06/24 .. 10 10
991711265.UG.FTS.B, 29.49%, 2/06/24 .. 162 164
991711897.UG.FTS.B, 29.49%, 2/06/24 .. 68 69
991713731.UG.FTS.B, 29.49%, 2/06/24 .. 71 72
991714822.UG.FTS.B, 29.49%, 2/06/24 .. 119 118
991717524.UG.FTS.B, 29.49%, 2/06/24 .. 172 175
991718539.UG.FTS.B, 29.49%, 2/06/24 .. 68 69
991722299.UG.FTS.B, 29.49%, 2/06/24 .. 120 8
991723140.UG.FTS.B, 29.49%, 2/06/24 .. 232 187
991723291.UG.FTS.B, 29.49%, 2/06/24 .. 5 5
991723907.UG.FTS.B, 29.49%, 2/06/24 .. 239 238
991725101.UG.FTS.B, 29.49%, 2/06/24 .. 39 39
991726361.UG.FTS.B, 29.49%, 2/06/24 .. 589 150
991727080.UG.FTS.B, 29.49%, 2/06/24 .. 37 37
991730343.UG.FTS.B, 29.49%, 2/06/24 .. 185 188
991731423.UG.FTS.B, 29.49%, 2/06/24 .. 98 98
991732799.UG.FTS.B, 29.49%, 2/06/24 .. 161 160
991734017.UG.FTS.B, 29.49%, 2/06/24 .. 51 50
991734953.UG.FTS.B, 29.49%, 2/06/24 .. 187 187
991735402.UG.FTS.B, 29.49%, 2/06/24 .. 82 83
991735997.UG.FTS.B, 29.49%, 2/06/24 .. 103 101
991736969.UG.FTS.B, 29.49%, 2/06/24 .. 129 129
991738288.UG.FTS.B, 29.49%, 2/06/24 .. 141 142
991738514.UG.FTS.B, 29.49%, 2/06/24 .. 155 157
991738581.UG.FTS.B, 29.49%, 2/06/24 .. 128 35
991739473.UG.FTS.B, 29.49%, 2/06/24 .. 89 90
991741909.UG.FTS.B, 29.49%, 2/06/24 .. 42 42
991743596.UG.FTS.B, 29.49%, 2/06/24 .. 32 28
991750749.UG.FTS.B, 29.49%, 2/06/24 .. 321 316
991754427.UG.FTS.B, 29.49%, 2/06/24 .. 111 109
991754554.UG.FTS.B, 29.49%, 2/06/24 .. 126 127
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991756004.UG.FTS.B, 29.49%, 2/06/24 .. $ 200 $ 16
991756713.UG.FTS.B, 29.49%, 2/06/24 .. 705 717
991760581.UG.FTS.B, 29.49%, 2/06/24 .. 329 331
991762718.UG.FTS.B, 29.49%, 2/06/24 .. 129 131
991763838.UG.FTS.B, 29.49%, 2/06/24 .. 17 17
991766178.UG.FTS.B, 29.49%, 2/06/24 .. 31 31
991766882.UG.FTS.B, 29.49%, 2/06/24 .. 164 166
991767912.UG.FTS.B, 29.49%, 2/06/24 .. 135 137
991769363.UG.FTS.B, 29.49%, 2/06/24 .. 68 69
991775218.UG.FTS.B, 29.49%, 2/06/24 .. 221 224
991780601.UG.FTS.B, 29.49%, 2/06/24 .. 102 103
991791590.UG.FTS.B, 29.49%, 2/06/24 .. 100 102
991792802.UG.FTS.B, 29.49%, 2/06/24 .. 587 597
991797851.UG.FTS.B, 29.49%, 2/06/24 .. 43 43
991800867.UG.FTS.B, 29.49%, 2/06/24 .. 16 15
991800876.UG.FTS.B, 29.49%, 2/06/24 .. 8 8
991802395.UG.FTS.B, 29.49%, 2/06/24 .. 158 160
991802450.UG.FTS.B, 29.49%, 2/06/24 .. 151 152
991802472.UG.FTS.B, 29.49%, 2/06/24 .. 18 17
991803366.UG.FTS.B, 29.49%, 2/06/24 .. 127 128
991804272.UG.FTS.B, 29.49%, 2/06/24 .. 59 60
991807744.UG.FTS.B, 29.49%, 2/06/24 .. 65 17
991811603.UG.FTS.B, 29.49%, 2/06/24 .. 77 78
991811852.UG.FTS.B, 29.49%, 2/06/24 .. 5 5
991812453.UG.FTS.B, 29.49%, 2/06/24 .. 106 107
991815771.UG.FTS.B, 29.49%, 2/06/24 .. 37 38
991824369.UG.FTS.B, 29.49%, 2/06/24 .. 70 70
991834896.UG.FTS.B, 29.49%, 2/06/24 .. 78 11
991845179.UG.FTS.B, 29.49%, 2/06/24 .. 146 149
991847495.UG.FTS.B, 29.49%, 2/06/24 .. 45 3
991847730.UG.FTS.B, 29.49%, 2/06/24 .. 25 25
991848888.UG.FTS.B, 29.49%, 2/06/24 .. 107 108
991854055.UG.FTS.B, 29.49%, 2/06/24 .. 730 740
991854221.UG.FTS.B, 29.49%, 2/06/24 .. 730 742
991863148.UG.FTS.B, 29.49%, 2/06/24 .. 149 36
991863263.UG.FTS.B, 29.49%, 2/06/24 .. 1,574 405
991863348.UG.FTS.B, 29.49%, 2/06/24 .. 219 223
991864157.UG.FTS.B, 29.49%, 2/06/24 .. 170 170
991864784.UG.FTS.B, 29.49%, 2/06/24 .. 129 127
991864872.UG.FTS.B, 29.49%, 2/06/24 .. 13 13
991865672.UG.FTS.B, 29.49%, 2/06/24 .. 256 260
991867936.UG.FTS.B, 29.49%, 2/06/24 .. 36 36
991876619.UG.FTS.B, 29.49%, 2/06/24 .. 11 11
991877592.UG.FTS.B, 29.49%, 2/06/24 .. 682 683
991879365.UG.FTS.B, 29.49%, 2/06/24 .. 206 207
991879983.UG.FTS.B, 29.49%, 2/06/24 .. 29 2
991894974.UG.FTS.B, 29.49%, 2/06/24 .. 434 432
991902326.UG.FTS.B, 29.49%, 2/06/24 .. 34 34
991903049.UG.FTS.B, 29.49%, 2/06/24 .. 55 56
991903768.UG.FTS.B, 29.49%, 2/06/24 .. 1,691 1,687
991908232.UG.FTS.B, 29.49%, 2/06/24 .. 73 73
991908563.UG.FTS.B, 29.49%, 2/06/24 .. 69 68
991913163.UG.FTS.B, 29.49%, 2/06/24 .. 84 84
991916003.UG.FTS.B, 29.49%, 2/06/24 .. 262 261
991917005.UG.FTS.B, 29.49%, 2/06/24 .. 107 107
991919051.UG.FTS.B, 29.49%, 2/06/24 .. 29 29
991920035.UG.FTS.B, 29.49%, 2/06/24 .. 81 81
991921170.UG.FTS.B, 29.49%, 2/06/24 .. – –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991922749.UG.FTS.B, 29.49%, 2/06/24 .. $ 33 $ 5
991925585.UG.FTS.B, 29.49%, 2/06/24 .. 217 217
991932100.UG.FTS.B, 29.49%, 2/06/24 .. 27 27
991933341.UG.FTS.B, 29.49%, 2/06/24 .. 62 61
991936718.UG.FTS.B, 29.49%, 2/06/24 .. 5 5
991710918.UG.FTS.B, Zero Cpn, 2/07/24 . 56 4
991714627.UG.FTS.B, Zero Cpn, 2/07/24 . 252 18
991724085.UG.FTS.B, Zero Cpn, 2/07/24 . 212 15
991729127.UG.FTS.B, Zero Cpn, 2/07/24 . 354 25
991750233.UG.FTS.B, Zero Cpn, 2/07/24 . 241 17
991755183.UG.FTS.B, Zero Cpn, 2/07/24 . 94 7
991779526.UG.FTS.B, Zero Cpn, 2/07/24 . 88 6
991819883.UG.FTS.B, Zero Cpn, 2/07/24 . 511 36
991828058.UG.FTS.B, Zero Cpn, 2/07/24 . 18 1
991866154.UG.FTS.B, Zero Cpn, 2/07/24 . 92 6
991886611.UG.FTS.B, Zero Cpn, 2/07/24 . 110 8
991907860.UG.FTS.B, Zero Cpn, 2/07/24 . 135 9
991928006.UG.FTS.B, Zero Cpn, 2/07/24 . 90 6
991952896.UG.FTS.B, 17.49%, 2/07/24 .. 700 702
991726829.UG.FTS.B, 18.47%, 2/07/24 .. 183 184
991908299.UG.FTS.B, 18.47%, 2/07/24 .. 71 71
991712054.UG.FTS.B, 18.48%, 2/07/24 .. 11 11
991747268.UG.FTS.B, 19.96%, 2/07/24 .. 136 136
991753959.UG.FTS.B, 19.99%, 2/07/24 .. 32 32
991759455.UG.FTS.B, 19.99%, 2/07/24 .. 262 260
991706118.UG.FTS.B, 20.47%, 2/07/24 .. 14 14
991746536.UG.FTS.B, 20.47%, 2/07/24 .. 349 349
991722216.UG.FTS.B, 20.96%, 2/07/24 .. 140 139
991749666.UG.FTS.B, 20.96%, 2/07/24 .. 121 121
991810606.UG.FTS.B, 20.96%, 2/07/24 .. 1,716 1,724
991766296.UG.FTS.B, 21.48%, 2/07/24 .. 225 16
991728476.UG.FTS.B, 22.45%, 2/07/24 .. 233 230
991788399.UG.FTS.B, 22.45%, 2/07/24 .. 99 99
991705944.UG.FTS.B, 22.47%, 2/07/24 .. 472 470
991765791.UG.FTS.B, 22.47%, 2/07/24 .. 141 141
991805714.UG.FTS.B, 22.47%, 2/07/24 .. 73 73
991824365.UG.FTS.B, 22.47%, 2/07/24 .. 120 120
991731634.UG.FTS.B, 23.45%, 2/07/24 .. 126 125
991897674.UG.FTS.B, 23.45%, 2/07/24 .. 44 3
991937198.UG.FTS.B, 24.45%, 2/07/24 .. 334 332
991731317.UG.FTS.B, 25.45%, 2/07/24 .. 11 11
991790087.UG.FTS.B, 25.45%, 2/07/24 .. – –
991795146.UG.FTS.B, 25.45%, 2/07/24 .. 18 7
991742610.UG.FTS.B, 26.44%, 2/07/24 .. 21 21
991938133.UG.FTS.B, 27.99%, 2/07/24 .. 54 54
991706634.UG.FTS.B, 28.48%, 2/07/24 .. 529 533
991710705.UG.FTS.B, 28.48%, 2/07/24 .. 21 21
991714808.UG.FTS.B, 28.48%, 2/07/24 .. 64 9
991731295.UG.FTS.B, 28.48%, 2/07/24 .. – –
991731457.UG.FTS.B, 28.48%, 2/07/24 .. 405 28
991741108.UG.FTS.B, 28.48%, 2/07/24 .. 515 520
991758069.UG.FTS.B, 28.48%, 2/07/24 .. 415 414
991759844.UG.FTS.B, 28.48%, 2/07/24 .. 81 (2)
991764700.UG.FTS.B, 28.48%, 2/07/24 .. 81 83
991778355.UG.FTS.B, 28.48%, 2/07/24 .. 23 23
991799124.UG.FTS.B, 28.48%, 2/07/24 .. 31 31
991803011.UG.FTS.B, 28.48%, 2/07/24 .. 109 111
991815918.UG.FTS.B, 28.48%, 2/07/24 .. 175 176
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991818712.UG.FTS.B, 28.48%, 2/07/24 .. $ 313 $ 314
991822357.UG.FTS.B, 28.48%, 2/07/24 .. 20 9
991850407.UG.FTS.B, 28.48%, 2/07/24 .. 50 51
991860532.UG.FTS.B, 28.48%, 2/07/24 .. 87 87
991917220.UG.FTS.B, 28.48%, 2/07/24 .. 152 152
991930736.UG.FTS.B, 28.48%, 2/07/24 .. 25 25
991707024.UG.FTS.B, 29.48%, 2/07/24 .. 26 26
991709711.UG.FTS.B, 29.48%, 2/07/24 .. 269 272
991711547.UG.FTS.B, 29.48%, 2/07/24 .. 89 91
991715983.UG.FTS.B, 29.48%, 2/07/24 .. 64 64
991717577.UG.FTS.B, 29.48%, 2/07/24 .. 58 58
991728869.UG.FTS.B, 29.48%, 2/07/24 .. 84 85
991731888.UG.FTS.B, 29.48%, 2/07/24 .. 34 34
991734282.UG.FTS.B, 29.48%, 2/07/24 .. 26 26
991736572.UG.FTS.B, 29.48%, 2/07/24 .. 171 173
991742699.UG.FTS.B, 29.48%, 2/07/24 .. 309 20
991751889.UG.FTS.B, 29.48%, 2/07/24 .. 66 68
991758401.UG.FTS.B, 29.48%, 2/07/24 .. 14 14
991760237.UG.FTS.B, 29.48%, 2/07/24 .. 230 234
991761553.UG.FTS.B, 29.48%, 2/07/24 .. 55 55
991769139.UG.FTS.B, 29.48%, 2/07/24 .. 143 (7)
991797551.UG.FTS.B, 29.48%, 2/07/24 .. 202 205
991803460.UG.FTS.B, 29.48%, 2/07/24 .. 207 211
991810928.UG.FTS.B, 29.48%, 2/07/24 .. 733 741
991813154.UG.FTS.B, 29.48%, 2/07/24 .. 261 265
991840368.UG.FTS.B, 29.48%, 2/07/24 .. 153 20
991705242.UG.FTS.B, 29.49%, 2/07/24 .. 380 385
991705831.UG.FTS.B, 29.49%, 2/07/24 .. – –
991705840.UG.FTS.B, 29.49%, 2/07/24 .. 177 179
991707631.UG.FTS.B, 29.49%, 2/07/24 .. 105 107
991709347.UG.FTS.B, 29.49%, 2/07/24 .. 29 29
991709436.UG.FTS.B, 29.49%, 2/07/24 .. 21 21
991711441.UG.FTS.B, 29.49%, 2/07/24 .. 53 53
991711765.UG.FTS.B, 29.49%, 2/07/24 .. 390 394
991712265.UG.FTS.B, 29.49%, 2/07/24 .. 104 105
991712289.UG.FTS.B, 29.49%, 2/07/24 .. 109 111
991712442.UG.FTS.B, 29.49%, 2/07/24 .. 155 155
991712942.UG.FTS.B, 29.49%, 2/07/24 .. 117 117
991713532.UG.FTS.B, 29.49%, 2/07/24 .. 16 15
991714110.UG.FTS.B, 29.49%, 2/07/24 .. 132 134
991714291.UG.FTS.B, 29.49%, 2/07/24 .. 18 17
991714530.UG.FTS.B, 29.49%, 2/07/24 .. 120 122
991717559.UG.FTS.B, 29.49%, 2/07/24 .. 47 47
991720763.UG.FTS.B, 29.49%, 2/07/24 .. 185 188
991721981.UG.FTS.B, 29.49%, 2/07/24 .. 111 113
991722386.UG.FTS.B, 29.49%, 2/07/24 .. 133 32
991724940.UG.FTS.B, 29.49%, 2/07/24 .. 358 49
991726634.UG.FTS.B, 29.49%, 2/07/24 .. 235 236
991726842.UG.FTS.B, 29.49%, 2/07/24 .. 85 86
991729154.UG.FTS.B, 29.49%, 2/07/24 .. 456 463
991729259.UG.FTS.B, 29.49%, 2/07/24 .. 222 224
991729859.UG.FTS.B, 29.49%, 2/07/24 .. 291 291
991731671.UG.FTS.B, 29.49%, 2/07/24 .. 30 30
991732502.UG.FTS.B, 29.49%, 2/07/24 .. 153 40
991734122.UG.FTS.B, 29.49%, 2/07/24 .. 3 3
991734419.UG.FTS.B, 29.49%, 2/07/24 .. 103 105
991735481.UG.FTS.B, 29.49%, 2/07/24 .. 3 3
991736007.UG.FTS.B, 29.49%, 2/07/24 .. 146 39

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991736235.UG.FTS.B, 29.49%, 2/07/24 .. $ 3 $ 3
991736257.UG.FTS.B, 29.49%, 2/07/24 .. 127 128
991742022.UG.FTS.B, 29.49%, 2/07/24 .. 163 166
991745483.UG.FTS.B, 29.49%, 2/07/24 .. 513 130
991746695.UG.FTS.B, 29.49%, 2/07/24 .. 64 64
991747730.UG.FTS.B, 29.49%, 2/07/24 .. 40 39
991750279.UG.FTS.B, 29.49%, 2/07/24 .. 17 17
991752944.UG.FTS.B, 29.49%, 2/07/24 .. 14 14
991756174.UG.FTS.B, 29.49%, 2/07/24 .. 265 68
991757757.UG.FTS.B, 29.49%, 2/07/24 .. 76 77
991758864.UG.FTS.B, 29.49%, 2/07/24 .. 136 135
991760583.UG.FTS.B, 29.49%, 2/07/24 .. 121 120
991762212.UG.FTS.B, 29.49%, 2/07/24 .. 488 480
991767246.UG.FTS.B, 29.49%, 2/07/24 .. 106 108
991768735.UG.FTS.B, 29.49%, 2/07/24 .. 960 956
991772407.UG.FTS.B, 29.49%, 2/07/24 .. 65 66
991775214.UG.FTS.B, 29.49%, 2/07/24 .. 6 6
991780524.UG.FTS.B, 29.49%, 2/07/24 .. 116 117
991781431.UG.FTS.B, 29.49%, 2/07/24 .. 28 28
991781548.UG.FTS.B, 29.49%, 2/07/24 .. 640 647
991782258.UG.FTS.B, 29.49%, 2/07/24 .. 1,095 1,102
991782377.UG.FTS.B, 29.49%, 2/07/24 .. 88 (4)
991786276.UG.FTS.B, 29.49%, 2/07/24 .. 361 363
991787046.UG.FTS.B, 29.49%, 2/07/24 .. 50 51
991788484.UG.FTS.B, 29.49%, 2/07/24 .. 44 44
991794751.UG.FTS.B, 29.49%, 2/07/24 .. 214 57
991795789.UG.FTS.B, 29.49%, 2/07/24 .. 134 136
991799311.UG.FTS.B, 29.49%, 2/07/24 .. 11 11
991802071.UG.FTS.B, 29.49%, 2/07/24 .. 184 187
991804746.UG.FTS.B, 29.49%, 2/07/24 .. 53 53
991805956.UG.FTS.B, 29.49%, 2/07/24 .. 3 3
991814041.UG.FTS.B, 29.49%, 2/07/24 .. 39 40
991814879.UG.FTS.B, 29.49%, 2/07/24 .. 18 18
991817194.UG.FTS.B, 29.49%, 2/07/24 .. 83 84
991817987.UG.FTS.B, 29.49%, 2/07/24 .. 73 74
991822013.UG.FTS.B, 29.49%, 2/07/24 .. 127 128
991823863.UG.FTS.B, 29.49%, 2/07/24 .. 14 14
991833748.UG.FTS.B, 29.49%, 2/07/24 .. 1,302 400
991835130.UG.FTS.B, 29.49%, 2/07/24 .. 110 111
991838231.UG.FTS.B, 29.49%, 2/07/24 .. 55 55
991838362.UG.FTS.B, 29.49%, 2/07/24 .. 129 130
991840310.UG.FTS.B, 29.49%, 2/07/24 .. 160 160
991842041.UG.FTS.B, 29.49%, 2/07/24 .. 88 90
991844653.UG.FTS.B, 29.49%, 2/07/24 .. 371 376
991845454.UG.FTS.B, 29.49%, 2/07/24 .. 527 535
991846751.UG.FTS.B, 29.49%, 2/07/24 .. 25 25
991847296.UG.FTS.B, 29.49%, 2/07/24 .. 361 360
991849970.UG.FTS.B, 29.49%, 2/07/24 .. 63 18
991850440.UG.FTS.B, 29.49%, 2/07/24 .. 160 162
991852247.UG.FTS.B, 29.49%, 2/07/24 .. 598 598
991852683.UG.FTS.B, 29.49%, 2/07/24 .. 128 130
991852938.UG.FTS.B, 29.49%, 2/07/24 .. 5 5
991858699.UG.FTS.B, 29.49%, 2/07/24 .. 43 3
991860170.UG.FTS.B, 29.49%, 2/07/24 .. 295 300
991860524.UG.FTS.B, 29.49%, 2/07/24 .. 348 348
991874547.UG.FTS.B, 29.49%, 2/07/24 .. 58 16
991878603.UG.FTS.B, 29.49%, 2/07/24 .. 16 8
991881568.UG.FTS.B, 29.49%, 2/07/24 .. 225 228
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991883582.UG.FTS.B, 29.49%, 2/07/24 .. $ 22 $ 22
991884351.UG.FTS.B, 29.49%, 2/07/24 .. 64 4
991889120.UG.FTS.B, 29.49%, 2/07/24 .. 227 228
991895135.UG.FTS.B, 29.49%, 2/07/24 .. 101 101
991895535.UG.FTS.B, 29.49%, 2/07/24 .. 237 17
991897062.UG.FTS.B, 29.49%, 2/07/24 .. 40 40
991916558.UG.FTS.B, 29.49%, 2/07/24 .. 21 21
991918742.UG.FTS.B, 29.49%, 2/07/24 .. 109 109
991918817.UG.FTS.B, 29.49%, 2/07/24 .. 104 103
991920447.UG.FTS.B, 29.49%, 2/07/24 .. 60 61
991920714.UG.FTS.B, 29.49%, 2/07/24 .. 107 107
991888412.UG.FTS.B, 14.48%, 2/09/24 .. 84 21
991786830.UG.FTS.B, 15.47%, 2/09/24 .. 16 16
991734323.UG.FTS.B, 16.49%, 2/09/24 .. 166 168
991550358.UG.FTS.B, 29.49%, 3/17/24 .. 740 586
991817049.UG.FTS.B, 29.49%, 3/24/24 .. 495 497
991826545.UG.FTS.B, 28.98%, 8/23/24 .. 19 19
991654240.UG.FTS.B, 29.49%, 8/24/24 .. 78 60
991762808.UG.FTS.B, 29.49%, 11/07/24 . 91 66
991487037.UG.FTS.B, 14.98%, 1/13/25 .. 1,452 1,479
991499314.UG.FTS.B, 16.99%, 1/14/25 .. 345 352
991508732.UG.FTS.B, 16.99%, 1/15/25 .. 1,441 1,472
991512643.UG.FTS.B, 16.99%, 1/15/25 .. 1,765 363
991514741.UG.FTS.B, 17.99%, 1/15/25 .. 3,705 3,777
991515511.UG.FTS.B, 16.99%, 1/16/25 .. 153 156
991636748.UG.FTS.B, Zero Cpn, 1/18/25 . 865 59
991534259.UG.FTS.B, 19.99%, 1/18/25 .. 2,180 2,256
991540248.UG.FTS.B, 19.99%, 1/18/25 .. 73 73
991542919.UG.FTS.B, 19.99%, 1/18/25 .. 451 468
991543349.UG.FTS.B, 19.99%, 1/18/25 .. 1,061 1,102
991569157.UG.FTS.B, 19.99%, 1/18/25 .. 160 19
991596625.UG.FTS.B, 19.99%, 1/18/25 .. 285 61
991613831.UG.FTS.B, 19.99%, 1/18/25 .. 328 341
991670994.UG.FTS.B, 19.99%, 1/18/25 .. 7 7
991738583.UG.FTS.B, 19.99%, 1/18/25 .. 142 146
991741235.UG.FTS.B, 19.99%, 1/18/25 .. 58 59
991745136.UG.FTS.B, 19.99%, 1/18/25 .. 75 4
991535930.UG.FTS.B, 27.95%, 1/18/25 .. 1,689 1,754
991541397.UG.FTS.B, 27.95%, 1/18/25 .. 248 252
991553396.UG.FTS.B, 27.99%, 1/18/25 .. 174 176
991537321.UG.FTS.B, 28.98%, 1/18/25 .. 156 155
991541578.UG.FTS.B, 28.98%, 1/18/25 .. 71 73
991541730.UG.FTS.B, 28.98%, 1/18/25 .. 1,022 1,038
991547864.UG.FTS.B, 28.98%, 1/18/25 .. 653 677
991548072.UG.FTS.B, 28.98%, 1/18/25 .. 882 218
991563160.UG.FTS.B, 28.98%, 1/18/25 .. 94 22
991564531.UG.FTS.B, 28.98%, 1/18/25 .. 319 317
991571658.UG.FTS.B, 28.98%, 1/18/25 .. 165 169
991578090.UG.FTS.B, 28.98%, 1/18/25 .. – –
991586801.UG.FTS.B, 28.98%, 1/18/25 .. 213 218
991592026.UG.FTS.B, 28.98%, 1/18/25 .. 180 186
991605601.UG.FTS.B, 28.98%, 1/18/25 .. 63 62
991625562.UG.FTS.B, 28.98%, 1/18/25 .. 91 64
991633024.UG.FTS.B, 28.98%, 1/18/25 .. 88 87
991643127.UG.FTS.B, 28.98%, 1/18/25 .. 167 171
991643598.UG.FTS.B, 28.98%, 1/18/25 .. 147 146
991644065.UG.FTS.B, 28.98%, 1/18/25 .. 619 627
991646974.UG.FTS.B, 28.98%, 1/18/25 .. 184 189

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991660042.UG.FTS.B, 28.98%, 1/18/25 .. $ 182 $ 23
991662279.UG.FTS.B, 28.98%, 1/18/25 .. 110 113
991669237.UG.FTS.B, 28.98%, 1/18/25 .. 77 80
991734107.UG.FTS.B, 28.98%, 1/18/25 .. 55 56
991767339.UG.FTS.B, 28.98%, 1/18/25 .. 39 39
991770623.UG.FTS.B, 28.98%, 1/18/25 .. 729 746
991640372.UG.FTS.B, 29.45%, 1/18/25 .. 547 560
991766780.UG.FTS.B, 29.45%, 1/18/25 .. 143 146
991534976.UG.FTS.B, 29.46%, 1/18/25 .. 1,248 164
991554221.UG.FTS.B, 29.46%, 1/18/25 .. 2,517 2,575
991629920.UG.FTS.B, 29.46%, 1/18/25 .. 91 12
991670069.UG.FTS.B, 29.46%, 1/18/25 .. 518 538
991567035.UG.FTS.B, 29.48%, 1/18/25 .. 536 557
991534713.UG.FTS.B, 29.49%, 1/18/25 .. 356 369
991535459.UG.FTS.B, 29.49%, 1/18/25 .. 225 235
991535708.UG.FTS.B, 29.49%, 1/18/25 .. 120 122
991536072.UG.FTS.B, 29.49%, 1/18/25 .. 420 413
991536876.UG.FTS.B, 29.49%, 1/18/25 .. 263 269
991536929.UG.FTS.B, 29.49%, 1/18/25 .. 1,267 1,288
991537021.UG.FTS.B, 29.49%, 1/18/25 .. 166 173
991538752.UG.FTS.B, 29.49%, 1/18/25 .. 21 9
991540546.UG.FTS.B, 29.49%, 1/18/25 .. 97 100
991540582.UG.FTS.B, 29.49%, 1/18/25 .. 1,460 1,466
991541260.UG.FTS.B, 29.49%, 1/18/25 .. 105 8
991542221.UG.FTS.B, 29.49%, 1/18/25 .. 235 244
991542253.UG.FTS.B, 29.49%, 1/18/25 .. 329 76
991543638.UG.FTS.B, 29.49%, 1/18/25 .. 131 134
991543705.UG.FTS.B, 29.49%, 1/18/25 .. 40 6
991544799.UG.FTS.B, 29.49%, 1/18/25 .. 229 234
991545277.UG.FTS.B, 29.49%, 1/18/25 .. 344 358
991545704.UG.FTS.B, 29.49%, 1/18/25 .. 151 150
991556476.UG.FTS.B, 29.49%, 1/18/25 .. 707 (29)
991560367.UG.FTS.B, 29.49%, 1/18/25 .. 489 502
991563121.UG.FTS.B, 29.49%, 1/18/25 .. 1,024 133
991563278.UG.FTS.B, 29.49%, 1/18/25 .. 198 206
991575618.UG.FTS.B, 29.49%, 1/18/25 .. 58 57
991576670.UG.FTS.B, 29.49%, 1/18/25 .. – –
991577286.UG.FTS.B, 29.49%, 1/18/25 .. 543 565
991580004.UG.FTS.B, 29.49%, 1/18/25 .. 106 110
991584589.UG.FTS.B, 29.49%, 1/18/25 .. 209 208
991608770.UG.FTS.B, 29.49%, 1/18/25 .. 209 47
991612123.UG.FTS.B, 29.49%, 1/18/25 .. 14 14
991620966.UG.FTS.B, 29.49%, 1/18/25 .. 373 370
991624817.UG.FTS.B, 29.49%, 1/18/25 .. 212 214
991637270.UG.FTS.B, 29.49%, 1/18/25 .. 72 74
991641889.UG.FTS.B, 29.49%, 1/18/25 .. 204 212
991692788.UG.FTS.B, 29.49%, 1/18/25 .. 68 70
991705157.UG.FTS.B, 29.49%, 1/18/25 .. 115 115
991757664.UG.FTS.B, 29.49%, 1/18/25 .. 41 41
991765962.UG.FTS.B, 29.49%, 1/18/25 .. 86 89
991766828.UG.FTS.B, 29.49%, 1/18/25 .. 156 158
991768700.UG.FTS.B, 29.49%, 1/18/25 .. 220 223
991768927.UG.FTS.B, 29.49%, 1/18/25 .. 34 34
991770051.UG.FTS.B, 29.49%, 1/18/25 .. 41 3
991771306.UG.FTS.B, 29.49%, 1/18/25 .. 351 359
991613322.UG.FTS.B, 29.99%, 1/18/25 .. 203 211
991577932.UG.FTS.B, Zero Cpn, 1/19/25 . 412 29
991631516.UG.FTS.B, Zero Cpn, 1/19/25 . 293 20
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991645837.UG.FTS, Zero Cpn, 1/19/25 .. $ 147 $ 10
991765926.UG.FTS.B, Zero Cpn, 1/19/25 . 60 4
991774110.UG.FTS.B, Zero Cpn, 1/19/25 . 173 12
991775067.UG.FTS.B, Zero Cpn, 1/19/25 . 182 13
991664635.UG.FTS.B, 18.97%, 1/19/25 .. – –
991713909.UG.FTS.B, 18.97%, 1/19/25 .. 257 255
991547598.UG.FTS.B, 19.99%, 1/19/25 .. 139 144
991553350.UG.FTS.B, 19.99%, 1/19/25 .. 75 77
991556775.UG.FTS.B, 19.99%, 1/19/25 .. 116 119
991558621.UG.FTS.B, 19.99%, 1/19/25 .. 186 123
991593524.UG.FTS.B, 19.99%, 1/19/25 .. 128 133
991610154.UG.FTS.B, 19.99%, 1/19/25 .. 662 685
991615796.UG.FTS.B, 19.99%, 1/19/25 .. 199 206
991617879.UG.FTS.B, 19.99%, 1/19/25 .. 1,274 1,323
991640553.UG.FTS.B, 19.99%, 1/19/25 .. 700 717
991650417.UG.FTS.B, 19.99%, 1/19/25 .. 240 246
991706987.UG.FTS.B, 19.99%, 1/19/25 .. 729 747
991713026.UG.FTS.B, 19.99%, 1/19/25 .. 250 257
991713921.UG.FTS.B, 19.99%, 1/19/25 .. – –
991720021.UG.FTS.B, 19.99%, 1/19/25 .. 1,216 1,247
991729446.UG.FTS.B, 19.99%, 1/19/25 .. 301 308
991764139.UG.FTS.B, 19.99%, 1/19/25 .. 61 62
991766471.UG.FTS.B, 19.99%, 1/19/25 .. 240 185
991698886.UG.FTS.B, 21.46%, 1/19/25 .. 221 218
991690575.UG.FTS.B, 25.95%, 1/19/25 .. 460 460
991777867.UG.FTS.B, 25.95%, 1/19/25 .. 76 76
991775187.UG.FTS.B, 26.94%, 1/19/25 .. 629 (19)
991570838.UG.FTS.B, 27.99%, 1/19/25 .. 235 244
991779529.UG.FTS.B, 27.99%, 1/19/25 .. 337 345
991544331.UG.FTS.B, 28.98%, 1/19/25 .. 594 608
991547565.UG.FTS.B, 28.98%, 1/19/25 .. 153 155
991556346.UG.FTS.B, 28.98%, 1/19/25 .. 209 217
991580652.UG.FTS.B, 28.98%, 1/19/25 .. 100 103
991581396.UG.FTS.B, 28.98%, 1/19/25 .. 826 857
991652010.UG.FTS.B, 28.98%, 1/19/25 .. 318 325
991655625.UG.FTS.B, 28.98%, 1/19/25 .. 241 30
991669072.UG.FTS.B, 28.98%, 1/19/25 .. 246 249
991669843.UG.FTS.B, 28.98%, 1/19/25 .. 133 135
991680250.UG.FTS.B, 28.98%, 1/19/25 .. 410 410
991681134.UG.FTS.B, 28.98%, 1/19/25 .. 138 142
991684419.UG.FTS.B, 28.98%, 1/19/25 .. 656 672
991688747.UG.FTS.B, 28.98%, 1/19/25 .. 102 105
991689404.UG.FTS.B, 28.98%, 1/19/25 .. 166 169
991694508.UG.FTS.B, 28.98%, 1/19/25 .. 274 281
991694833.UG.FTS.B, 28.98%, 1/19/25 .. 76 75
991698089.UG.FTS.B, 28.98%, 1/19/25 .. 145 142
991707908.UG.FTS.B, 28.98%, 1/19/25 .. 167 170
991729327.UG.FTS.B, 28.98%, 1/19/25 .. 119 122
991734745.UG.FTS.B, 28.98%, 1/19/25 .. 406 415
991738232.UG.FTS.B, 28.98%, 1/19/25 .. 39 40
991746200.UG.FTS.B, 28.98%, 1/19/25 .. 445 456
991746728.UG.FTS.B, 28.98%, 1/19/25 .. 96 99
991747421.UG.FTS.B, 28.98%, 1/19/25 .. 63 64
991747495.UG.FTS.B, 28.98%, 1/19/25 .. 22 22
991748030.UG.FTS.B, 28.98%, 1/19/25 .. 132 135
991750526.UG.FTS.B, 28.98%, 1/19/25 .. 577 590
991760907.UG.FTS.B, 28.98%, 1/19/25 .. 261 267
991762526.UG.FTS.B, 28.98%, 1/19/25 .. 418 427

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991764374.UG.FTS.B, 28.98%, 1/19/25 .. $ 19 $ 17
991770244.UG.FTS.B, 28.98%, 1/19/25 .. 553 567
991771984.UG.FTS.B, 28.98%, 1/19/25 .. 655 670
991775019.UG.FTS.B, 28.98%, 1/19/25 .. 420 431
991778450.UG.FTS.B, 28.98%, 1/19/25 .. 72 74
991783038.UG.FTS.B, 28.98%, 1/19/25 .. 485 497
991783620.UG.FTS.B, 28.98%, 1/19/25 .. 327 335
991784176.UG.FTS.B, 28.98%, 1/19/25 .. 304 310
991616379.UG.FTS.B, 29.45%, 1/19/25 .. 233 233
991541493.UG.FTS.B, 29.46%, 1/19/25 .. 49 48
991543182.UG.FTS.B, 29.46%, 1/19/25 .. 1,135 758
991546906.UG.FTS.B, 29.46%, 1/19/25 .. – –
991547157.UG.FTS.B, 29.46%, 1/19/25 .. 711 719
991550875.UG.FTS.B, 29.47%, 1/19/25 .. 1,675 1,741
991767247.UG.FTS.B, 29.47%, 1/19/25 .. 514 526
991551878.UG.FTS.B, 29.48%, 1/19/25 .. 882 887
991681269.UG.FTS.B, 29.48%, 1/19/25 .. 192 196
991542015.UG.FTS.B, 29.49%, 1/19/25 .. 343 355
991543258.UG.FTS.B, 29.49%, 1/19/25 .. 561 567
991545568.UG.FTS.B, 29.49%, 1/19/25 .. 1,265 1,312
991547193.UG.FTS.B, 29.49%, 1/19/25 .. 165 (7)
991547832.UG.FTS.B, 29.49%, 1/19/25 .. 232 237
991548296.UG.FTS.B, 29.49%, 1/19/25 .. 206 (5)
991553192.UG.FTS.B, 29.49%, 1/19/25 .. – –
991553195.UG.FTS.B, 29.49%, 1/19/25 .. 37 32
991556769.UG.FTS.B, 29.49%, 1/19/25 .. 149 154
991557306.UG.FTS.B, 29.49%, 1/19/25 .. 754 786
991559196.UG.FTS.B, 29.49%, 1/19/25 .. 2,336 1,547
991563658.UG.FTS.B, 29.49%, 1/19/25 .. 956 978
991567374.UG.FTS.B, 29.49%, 1/19/25 .. 68 69
991567620.UG.FTS.B, 29.49%, 1/19/25 .. 299 303
991569855.UG.FTS.B, 29.49%, 1/19/25 .. 63 63
991571908.UG.FTS.B, 29.49%, 1/19/25 .. 145 148
991572593.UG.FTS.B, 29.49%, 1/19/25 .. 531 535
991575387.UG.FTS.B, 29.49%, 1/19/25 .. 213 222
991579317.UG.FTS.B, 29.49%, 1/19/25 .. 162 166
991587154.UG.FTS.B, 29.49%, 1/19/25 .. 207 210
991587244.UG.FTS.B, 29.49%, 1/19/25 .. 164 170
991589283.UG.FTS.B, 29.49%, 1/19/25 .. 661 687
991589395.UG.FTS.B, 29.49%, 1/19/25 .. 460 460
991590614.UG.FTS.B, 29.49%, 1/19/25 .. 235 243
991616062.UG.FTS.B, 29.49%, 1/19/25 .. 348 345
991624460.UG.FTS.B, 29.49%, 1/19/25 .. 196 26
991647737.UG.FTS.B, 29.49%, 1/19/25 .. 126 129
991663931.UG.FTS.B, 29.49%, 1/19/25 .. 21 21
991666296.UG.FTS.B, 29.49%, 1/19/25 .. 192 197
991668851.UG.FTS.B, 29.49%, 1/19/25 .. 104 108
991669943.UG.FTS.B, 29.49%, 1/19/25 .. 16 16
991676239.UG.FTS.B, 29.49%, 1/19/25 .. 880 901
991684554.UG.FTS.B, 29.49%, 1/19/25 .. 31 31
991688411.UG.FTS.B, 29.49%, 1/19/25 .. 141 95
991698039.UG.FTS.B, 29.49%, 1/19/25 .. 199 203
991700162.UG.FTS.B, 29.49%, 1/19/25 .. 131 130
991710813.UG.FTS.B, 29.49%, 1/19/25 .. 75 77
991719174.UG.FTS.B, 29.49%, 1/19/25 .. 1,475 1,496
991721177.UG.FTS.B, 29.49%, 1/19/25 .. 81 80
991721350.UG.FTS.B, 29.49%, 1/19/25 .. 2,051 2,095
991732729.UG.FTS.B, 29.49%, 1/19/25 .. 341 342
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991741346.UG.FTS.B, 29.49%, 1/19/25 .. $ 79 $ 82
991742324.UG.FTS.B, 29.49%, 1/19/25 .. 17 17
991755764.UG.FTS.B, 29.49%, 1/19/25 .. 44 45
991764318.UG.FTS.B, 29.49%, 1/19/25 .. 76 78
991766229.UG.FTS.B, 29.49%, 1/19/25 .. 178 182
991767220.UG.FTS.B, 29.49%, 1/19/25 .. 43 43
991769796.UG.FTS.B, 29.49%, 1/19/25 .. 127 130
991771466.UG.FTS.B, 29.49%, 1/19/25 .. 163 167
991771666.UG.FTS.B, 29.49%, 1/19/25 .. 420 426
991772043.UG.FTS.B, 29.49%, 1/19/25 .. 93 97
991772473.UG.FTS.B, 29.49%, 1/19/25 .. – –
991773161.UG.FTS.B, 29.49%, 1/19/25 .. 410 419
991773734.UG.FTS.B, 29.49%, 1/19/25 .. 48 49
991773773.UG.FTS.B, 29.49%, 1/19/25 .. 327 335
991776470.UG.FTS.B, 29.49%, 1/19/25 .. 11 11
991780141.UG.FTS.B, 29.49%, 1/19/25 .. 57 58
991782580.UG.FTS.B, 29.49%, 1/19/25 .. 98 100
991783428.UG.FTS.B, 29.49%, 1/19/25 .. 1,722 1,761
991783464.UG.FTS.B, 29.49%, 1/19/25 .. 1,575 1,230
991546098.UG.FTS.B, Zero Cpn, 1/20/25 . 831 58
991546205.UG.FTS.B, Zero Cpn, 1/20/25 . 287 20
991547018.UG.FTS.B, Zero Cpn, 1/20/25 . 163 12
991548849.UG.FTS.B, Zero Cpn, 1/20/25 . 141 10
991549440.UG.FTS.B, Zero Cpn, 1/20/25 . 469 32
991553785.UG.FTS.B, Zero Cpn, 1/20/25 . 248 18
991556570.UG.FTS.B, Zero Cpn, 1/20/25 . 493 34
991571963.UG.FTS.B, Zero Cpn, 1/20/25 . 130 9
991575245.UG.FTS.B, Zero Cpn, 1/20/25 . 401 28
991588371.UG.FTS.B, Zero Cpn, 1/20/25 . 566 39
991598017.UG.FTS.B, Zero Cpn, 1/20/25 . 448 31
991600110.UG.FTS.B, Zero Cpn, 1/20/25 . 933 65
991607039.UG.FTS.B, Zero Cpn, 1/20/25 . 32 2
991642455.UG.FTS.B, Zero Cpn, 1/20/25 . 110 8
991654599.UG.FTS.B, Zero Cpn, 1/20/25 . 68 5
991663116.UG.FTS.B, Zero Cpn, 1/20/25 . 68 5
991674402.UG.FTS.B, Zero Cpn, 1/20/25 . 930 65
991713510.UG.FTS.B, Zero Cpn, 1/20/25 . 352 25
991739576.UG.FTS.B, Zero Cpn, 1/20/25 . 925 64
991749486.UG.FTS.B, Zero Cpn, 1/20/25 . 243 17
991758753.UG.FTS.B, Zero Cpn, 1/20/25 . 107 7
991771072.UG.FTS.B, Zero Cpn, 1/20/25 . 288 20
991772041.UG.FTS.B, Zero Cpn, 1/20/25 . 368 25
991787423.UG.FTS.B, 14.98%, 1/20/25 .. 525 526
991564814.UG.FTS.B, 16.99%, 1/20/25 .. 72 71
991546373.UG.FTS.B, 19.99%, 1/20/25 .. 55 55
991546444.UG.FTS.B, 19.99%, 1/20/25 .. 15 15
991550110.UG.FTS.B, 19.99%, 1/20/25 .. 324 337
991550463.UG.FTS.B, 19.99%, 1/20/25 .. 1,622 1,686
991551168.UG.FTS.B, 19.99%, 1/20/25 .. 1,924 1,991
991553870.UG.FTS.B, 19.99%, 1/20/25 .. 42 43
991556459.UG.FTS.B, 19.99%, 1/20/25 .. 491 35
991558664.UG.FTS.B, 19.99%, 1/20/25 .. 378 387
991560098.UG.FTS.B, 19.99%, 1/20/25 .. 180 185
991561880.UG.FTS.B, 19.99%, 1/20/25 .. 23 23
991563863.UG.FTS.B, 19.99%, 1/20/25 .. 335 343
991567021.UG.FTS.B, 19.99%, 1/20/25 .. 444 461
991569516.UG.FTS.B, 19.99%, 1/20/25 .. 930 965
991571519.UG.FTS.B, 19.99%, 1/20/25 .. 42 41

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991575551.UG.FTS.B, 19.99%, 1/20/25 .. $ 1,093 $ 1,135
991575610.UG.FTS.B, 19.99%, 1/20/25 .. 2,173 2,118
991575708.UG.FTS.B, 19.99%, 1/20/25 .. 171 173
991579043.UG.FTS.B, 19.99%, 1/20/25 .. 1,551 1,512
991579154.UG.FTS.B, 19.99%, 1/20/25 .. 164 171
991579762.UG.FTS.B, 19.99%, 1/20/25 .. 266 276
991580041.UG.FTS.B, 19.99%, 1/20/25 .. 372 375
991580804.UG.FTS.B, 19.99%, 1/20/25 .. 101 101
991580969.UG.FTS.B, 19.99%, 1/20/25 .. 1,144 1,179
991586791.UG.FTS.B, 19.99%, 1/20/25 .. 258 268
991589726.UG.FTS.B, 19.99%, 1/20/25 .. 56 57
991591112.UG.FTS.B, 19.99%, 1/20/25 .. 315 322
991592818.UG.FTS.B, 19.99%, 1/20/25 .. 37 37
991601962.UG.FTS.B, 19.99%, 1/20/25 .. 1,116 1,124
991604556.UG.FTS.B, 19.99%, 1/20/25 .. 324 23
991611311.UG.FTS.B, 19.99%, 1/20/25 .. 50 50
991612039.UG.FTS.B, 19.99%, 1/20/25 .. 148 151
991613122.UG.FTS.B, 19.99%, 1/20/25 .. 219 228
991615000.UG.FTS.B, 19.99%, 1/20/25 .. 425 442
991626332.UG.FTS.B, 19.99%, 1/20/25 .. 471 488
991627626.UG.FTS.B, 19.99%, 1/20/25 .. 54 54
991633379.UG.FTS.B, 19.99%, 1/20/25 .. 60 49
991635746.UG.FTS.B, 19.99%, 1/20/25 .. 439 439
991642370.UG.FTS.B, 19.99%, 1/20/25 .. 267 278
991643091.UG.FTS.B, 19.99%, 1/20/25 .. 4 4
991646361.UG.FTS.B, 19.99%, 1/20/25 .. 249 256
991648690.UG.FTS.B, 19.99%, 1/20/25 .. 109 112
991650312.UG.FTS.B, 19.99%, 1/20/25 .. 280 286
991666023.UG.FTS.B, 19.99%, 1/20/25 .. 203 209
991674508.UG.FTS.B, 19.99%, 1/20/25 .. 18 18
991676336.UG.FTS.B, 19.99%, 1/20/25 .. 146 149
991679884.UG.FTS.B, 19.99%, 1/20/25 .. – –
991699684.UG.FTS.B, 19.99%, 1/20/25 .. 140 144
991737545.UG.FTS.B, 19.99%, 1/20/25 .. 351 361
991751909.UG.FTS.B, 19.99%, 1/20/25 .. 160 164
991756492.UG.FTS.B, 19.99%, 1/20/25 .. 53 54
991700996.UG.FTS.B, 23.95%, 1/20/25 .. 320 40
991674160.UG.FTS.B, 25.95%, 1/20/25 .. 219 149
991717340.UG.FTS.B, 25.95%, 1/20/25 .. 183 183
991545216.UG.FTS.B, 26.94%, 1/20/25 .. 124 123
991552205.UG.FTS.B, 26.94%, 1/20/25 .. 89 65
991557467.UG.FTS.B, 26.94%, 1/20/25 .. 105 14
991696729.UG.FTS.B, 26.94%, 1/20/25 .. 357 353
991548836.UG.FTS.B, 27.95%, 1/20/25 .. 1 1
991693406.UG.FTS.B, 27.95%, 1/20/25 .. 1,167 1,188
991743185.UG.FTS.B, 27.95%, 1/20/25 .. 19 20
991552965.UG.FTS.B, 27.99%, 1/20/25 .. 183 190
991567052.UG.FTS.B, 27.99%, 1/20/25 .. 91 95
991626627.UG.FTS.B, 27.99%, 1/20/25 .. 186 40
991633013.UG.FTS.B, 27.99%, 1/20/25 .. – –
991646119.UG.FTS.B, 27.99%, 1/20/25 .. 428 (13)
991653855.UG.FTS.B, 27.99%, 1/20/25 .. 264 273
991682363.UG.FTS.B, 27.99%, 1/20/25 .. 1,913 1,975
991723012.UG.FTS.B, 27.99%, 1/20/25 .. 410 420
991744999.UG.FTS.B, 27.99%, 1/20/25 .. 9 9
991544408.UG.FTS.B, 28.98%, 1/20/25 .. 112 116
991544416.UG.FTS.B, 28.98%, 1/20/25 .. 992 993
991544778.UG.FTS.B, 28.98%, 1/20/25 .. 64 65
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991545880.UG.FTS.B, 28.98%, 1/20/25 .. $ 88 $ 91
991545892.UG.FTS.B, 28.98%, 1/20/25 .. 121 121
991546136.UG.FTS.B, 28.98%, 1/20/25 .. 86 86
991546636.UG.FTS.B, 28.98%, 1/20/25 .. 104 108
991547172.UG.FTS.B, 28.98%, 1/20/25 .. 2,339 2,429
991547409.UG.FTS.B, 28.98%, 1/20/25 .. 93 97
991547592.UG.FTS.B, 28.98%, 1/20/25 .. 5,180 356
991547593.UG.FTS.B, 28.98%, 1/20/25 .. 294 305
991547613.UG.FTS.B, 28.98%, 1/20/25 .. – –
991547777.UG.FTS.B, 28.98%, 1/20/25 .. 215 217
991550332.UG.FTS.B, 28.98%, 1/20/25 .. 199 206
991551896.UG.FTS.B, 28.98%, 1/20/25 .. 173 12
991552067.UG.FTS.B, 28.98%, 1/20/25 .. 68 70
991552315.UG.FTS.B, 28.98%, 1/20/25 .. 1,250 1,298
991552893.UG.FTS.B, 28.98%, 1/20/25 .. 492 508
991553649.UG.FTS.B, 28.98%, 1/20/25 .. 1,257 1,305
991554237.UG.FTS.B, 28.98%, 1/20/25 .. 89 92
991554385.UG.FTS.B, 28.98%, 1/20/25 .. 318 330
991555935.UG.FTS.B, 28.98%, 1/20/25 .. 203 2
991555984.UG.FTS.B, 28.98%, 1/20/25 .. 31 31
991556261.UG.FTS.B, 28.98%, 1/20/25 .. 933 955
991556547.UG.FTS.B, 28.98%, 1/20/25 .. 135 141
991557051.UG.FTS.B, 28.98%, 1/20/25 .. 191 198
991557666.UG.FTS.B, 28.98%, 1/20/25 .. 1,257 1,282
991557793.UG.FTS.B, 28.98%, 1/20/25 .. 401 410
991557809.UG.FTS.B, 28.98%, 1/20/25 .. 109 113
991558124.UG.FTS.B, 28.98%, 1/20/25 .. 25 25
991558482.UG.FTS.B, 28.98%, 1/20/25 .. 1,654 1,717
991558522.UG.FTS.B, 28.98%, 1/20/25 .. 167 174
991559055.UG.FTS.B, 28.98%, 1/20/25 .. 3,734 3,767
991559725.UG.FTS.B, 28.98%, 1/20/25 .. 711 738
991560150.UG.FTS.B, 28.98%, 1/20/25 .. 106 109
991561317.UG.FTS.B, 28.98%, 1/20/25 .. 13 13
991561334.UG.FTS.B, 28.98%, 1/20/25 .. 445 462
991561686.UG.FTS.B, 28.98%, 1/20/25 .. 217 213
991562380.UG.FTS.B, 28.98%, 1/20/25 .. 209 217
991563837.UG.FTS.B, 28.98%, 1/20/25 .. 668 693
991563880.UG.FTS.B, 28.98%, 1/20/25 .. 92 90
991564330.UG.FTS.B, 28.98%, 1/20/25 .. 120 125
991564566.UG.FTS.B, 28.98%, 1/20/25 .. 75 77
991565562.UG.FTS.B, 28.98%, 1/20/25 .. 895 916
991566285.UG.FTS.B, 28.98%, 1/20/25 .. 246 256
991567188.UG.FTS.B, 28.98%, 1/20/25 .. 102 7
991567575.UG.FTS.B, 28.98%, 1/20/25 .. 101 68
991568378.UG.FTS.B, 28.98%, 1/20/25 .. 310 317
991568849.UG.FTS.B, 28.98%, 1/20/25 .. 155 161
991568936.UG.FTS.B, 28.98%, 1/20/25 .. 293 304
991569159.UG.FTS.B, 28.98%, 1/20/25 .. 71 72
991570565.UG.FTS.B, 28.98%, 1/20/25 .. 127 131
991571433.UG.FTS.B, 28.98%, 1/20/25 .. 171 177
991572088.UG.FTS.B, 28.98%, 1/20/25 .. 521 541
991572223.UG.FTS.B, 28.98%, 1/20/25 .. 1,176 1,221
991572292.UG.FTS.B, 28.98%, 1/20/25 .. 68 70
991572711.UG.FTS.B, 28.98%, 1/20/25 .. – –
991572818.UG.FTS.B, 28.98%, 1/20/25 .. 30 30
991575019.UG.FTS.B, 28.98%, 1/20/25 .. 501 520
991575102.UG.FTS.B, 28.98%, 1/20/25 .. 1,231 1,279
991575747.UG.FTS.B, 28.98%, 1/20/25 .. 69 69

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
116
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991576855.UG.FTS.B, 28.98%, 1/20/25 .. $ 2,027 $ 2,077
991578462.UG.FTS.B, 28.98%, 1/20/25 .. 49 50
991578599.UG.FTS.B, 28.98%, 1/20/25 .. 4 4
991579033.UG.FTS.B, 28.98%, 1/20/25 .. 188 195
991580332.UG.FTS.B, 28.98%, 1/20/25 .. 444 457
991580751.UG.FTS.B, 28.98%, 1/20/25 .. 324 326
991581464.UG.FTS.B, 28.98%, 1/20/25 .. 655 680
991581893.UG.FTS.B, 28.98%, 1/20/25 .. 334 347
991582316.UG.FTS.B, 28.98%, 1/20/25 .. 582 604
991583116.UG.FTS.B, 28.98%, 1/20/25 .. 325 337
991583574.UG.FTS.B, 28.98%, 1/20/25 .. 164 164
991584117.UG.FTS.B, 28.98%, 1/20/25 .. 654 668
991586736.UG.FTS.B, 28.98%, 1/20/25 .. 160 159
991588111.UG.FTS.B, 28.98%, 1/20/25 .. 177 180
991589534.UG.FTS.B, 28.98%, 1/20/25 .. 498 517
991589805.UG.FTS.B, 28.98%, 1/20/25 .. 59 60
991590552.UG.FTS.B, 28.98%, 1/20/25 .. 378 393
991591207.UG.FTS.B, 28.98%, 1/20/25 .. 84 86
991591623.UG.FTS.B, 28.98%, 1/20/25 .. 97 99
991592663.UG.FTS.B, 28.98%, 1/20/25 .. 157 163
991593515.UG.FTS.B, 28.98%, 1/20/25 .. 628 633
991593668.UG.FTS.B, 28.98%, 1/20/25 .. 233 235
991593747.UG.FTS.B, 28.98%, 1/20/25 .. 25 25
991594115.UG.FTS.B, 28.98%, 1/20/25 .. 930 966
991594754.UG.FTS.B, 28.98%, 1/20/25 .. 534 554
991594803.UG.FTS.B, 28.98%, 1/20/25 .. 258 264
991598284.UG.FTS.B, 28.98%, 1/20/25 .. 217 223
991598888.UG.FTS.B, 28.98%, 1/20/25 .. 10 10
991599195.UG.FTS.B, 28.98%, 1/20/25 .. 981 69
991601320.UG.FTS.B, 28.98%, 1/20/25 .. 832 864
991602419.UG.FTS.B, 28.98%, 1/20/25 .. 578 600
991602891.UG.FTS.B, 28.98%, 1/20/25 .. 101 105
991603544.UG.FTS.B, 28.98%, 1/20/25 .. – –
991603854.UG.FTS.B, 28.98%, 1/20/25 .. 343 356
991604383.UG.FTS.B, 28.98%, 1/20/25 .. 23 23
991604545.UG.FTS.B, 28.98%, 1/20/25 .. 234 241
991604665.UG.FTS.B, 28.98%, 1/20/25 .. 199 206
991606337.UG.FTS.B, 28.98%, 1/20/25 .. 121 121
991608131.UG.FTS.B, 28.98%, 1/20/25 .. 186 193
991608902.UG.FTS.B, 28.98%, 1/20/25 .. 832 854
991609515.UG.FTS.B, 28.98%, 1/20/25 .. 416 432
991609600.UG.FTS.B, 28.98%, 1/20/25 .. 1,298 187
991610945.UG.FTS.B, 28.98%, 1/20/25 .. 15 15
991612372.UG.FTS.B, 28.98%, 1/20/25 .. 10 10
991613998.UG.FTS.B, 28.98%, 1/20/25 .. 500 519
991616232.UG.FTS.B, 28.98%, 1/20/25 .. 149 153
991617276.UG.FTS.B, 28.98%, 1/20/25 .. 5,438 5,643
991617883.UG.FTS.B, 28.98%, 1/20/25 .. 1,246 1,293
991620442.UG.FTS.B, 28.98%, 1/20/25 .. – –
991621078.UG.FTS.B, 28.98%, 1/20/25 .. 258 259
991624075.UG.FTS.B, 28.98%, 1/20/25 .. 4 4
991625260.UG.FTS.B, 28.98%, 1/20/25 .. 123 126
991628122.UG.FTS.B, 28.98%, 1/20/25 .. 101 105
991628873.UG.FTS.B, 28.98%, 1/20/25 .. 267 277
991629144.UG.FTS.B, 28.98%, 1/20/25 .. 582 601
991630278.UG.FTS.B, 28.98%, 1/20/25 .. 249 17
991631399.UG.FTS.B, 28.98%, 1/20/25 .. 1,285 1,297
991631946.UG.FTS.B, 28.98%, 1/20/25 .. 169 175
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991632637.UG.FTS.B, 28.98%, 1/20/25 .. $ 48 $ 49
991633593.UG.FTS.B, 28.98%, 1/20/25 .. 61 62
991634045.UG.FTS.B, 28.98%, 1/20/25 .. 148 153
991634258.UG.FTS.B, 28.98%, 1/20/25 .. 658 682
991636177.UG.FTS.B, 28.98%, 1/20/25 .. 48 49
991636767.UG.FTS.B, 28.98%, 1/20/25 .. 7 7
991636848.UG.FTS.B, 28.98%, 1/20/25 .. 148 148
991637075.UG.FTS.B, 28.98%, 1/20/25 .. – –
991638060.UG.FTS.B, 28.98%, 1/20/25 .. 66 65
991639978.UG.FTS.B, 28.98%, 1/20/25 .. 171 176
991643294.UG.FTS.B, 28.98%, 1/20/25 .. 167 171
991644226.UG.FTS.B, 28.98%, 1/20/25 .. 40 41
991645700.UG.FTS.B, 28.98%, 1/20/25 .. 1,134 1,151
991646775.UG.FTS.B, 28.98%, 1/20/25 .. 96 7
991652664.UG.FTS.B, 28.98%, 1/20/25 .. 53 53
991652792.UG.FTS.B, 28.98%, 1/20/25 .. 71 72
991653273.UG.FTS.B, 28.98%, 1/20/25 .. 147 150
991655177.UG.FTS.B, 28.98%, 1/20/25 .. 683 709
991655284.UG.FTS.B, 28.98%, 1/20/25 .. 74 76
991657177.UG.FTS.B, 28.98%, 1/20/25 .. 2,566 2,627
991657299.UG.FTS.B, 28.98%, 1/20/25 .. 3,311 3,437
991658226.UG.FTS.B, 28.98%, 1/20/25 .. 828 850
991658495.UG.FTS.B, 28.98%, 1/20/25 .. 189 2
991661646.UG.FTS.B, 28.98%, 1/20/25 .. 360 363
991662576.UG.FTS.B, 28.98%, 1/20/25 .. 399 409
991664351.UG.FTS.B, 28.98%, 1/20/25 .. 246 251
991665002.UG.FTS.B, 28.98%, 1/20/25 .. 1,037 1,076
991666441.UG.FTS.B, 28.98%, 1/20/25 .. 414 429
991668194.UG.FTS.B, 28.98%, 1/20/25 .. 499 517
991672473.UG.FTS.B, 28.98%, 1/20/25 .. 275 284
991674562.UG.FTS.B, 28.98%, 1/20/25 .. 637 44
991678497.UG.FTS.B, 28.98%, 1/20/25 .. 97 101
991681420.UG.FTS.B, 28.98%, 1/20/25 .. 54 53
991681601.UG.FTS.B, 28.98%, 1/20/25 .. 338 348
991683543.UG.FTS.B, 28.98%, 1/20/25 .. 1,668 1,675
991683658.UG.FTS.B, 28.98%, 1/20/25 .. 70 72
991683859.UG.FTS.B, 28.98%, 1/20/25 .. 21 3
991684690.UG.FTS.B, 28.98%, 1/20/25 .. 321 332
991685455.UG.FTS.B, 28.98%, 1/20/25 .. 204 211
991685698.UG.FTS.B, 28.98%, 1/20/25 .. 651 46
991686339.UG.FTS.B, 28.98%, 1/20/25 .. 200 205
991688152.UG.FTS.B, 28.98%, 1/20/25 .. 164 170
991688819.UG.FTS.B, 28.98%, 1/20/25 .. 354 363
991691824.UG.FTS.B, 28.98%, 1/20/25 .. 124 129
991695244.UG.FTS.B, 28.98%, 1/20/25 .. 62 63
991699863.UG.FTS.B, 28.98%, 1/20/25 .. 22 22
991700400.UG.FTS.B, 28.98%, 1/20/25 .. 11 11
991703498.UG.FTS.B, 28.98%, 1/20/25 .. 243 249
991704987.UG.FTS.B, 28.98%, 1/20/25 .. 83 86
991708940.UG.FTS.B, 28.98%, 1/20/25 .. 66 68
991709725.UG.FTS.B, 28.98%, 1/20/25 .. 81 84
991711174.UG.FTS.B, 28.98%, 1/20/25 .. 85 87
991714721.UG.FTS.B, 28.98%, 1/20/25 .. 30 31
991715023.UG.FTS.B, 28.98%, 1/20/25 .. 114 117
991719591.UG.FTS.B, 28.98%, 1/20/25 .. 411 421
991720648.UG.FTS.B, 28.98%, 1/20/25 .. 658 674
991721888.UG.FTS.B, 28.98%, 1/20/25 .. 955 66
991727362.UG.FTS.B, 28.98%, 1/20/25 .. 196 201

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991731657.UG.FTS.B, 28.98%, 1/20/25 .. $ 492 $ 504
991731747.UG.FTS.B, 28.98%, 1/20/25 .. 658 674
991734822.UG.FTS.B, 28.98%, 1/20/25 .. 17 17
991736469.UG.FTS.B, 28.98%, 1/20/25 .. 56 56
991737941.UG.FTS.B, 28.98%, 1/20/25 .. 80 83
991740124.UG.FTS.B, 28.98%, 1/20/25 .. 123 126
991740572.UG.FTS.B, 28.98%, 1/20/25 .. 206 (9)
991743913.UG.FTS.B, 28.98%, 1/20/25 .. 67 68
991744428.UG.FTS.B, 28.98%, 1/20/25 .. 13 13
991745775.UG.FTS.B, 28.98%, 1/20/25 .. 163 163
991746760.UG.FTS.B, 28.98%, 1/20/25 .. 56 56
991750085.UG.FTS.B, 28.98%, 1/20/25 .. 96 100
991752117.UG.FTS.B, 28.98%, 1/20/25 .. 212 217
991760438.UG.FTS.B, 28.98%, 1/20/25 .. 91 94
991764409.UG.FTS.B, 28.98%, 1/20/25 .. – –
991766308.UG.FTS.B, 28.98%, 1/20/25 .. 37 37
991772528.UG.FTS.B, 28.98%, 1/20/25 .. 230 234
991773470.UG.FTS.B, 28.98%, 1/20/25 .. 96 99
991773598.UG.FTS.B, 28.98%, 1/20/25 .. 173 172
991773610.UG.FTS.B, 28.98%, 1/20/25 .. 1,228 1,258
991773912.UG.FTS.B, 28.98%, 1/20/25 .. 188 192
991775579.UG.FTS.B, 28.98%, 1/20/25 .. 164 168
991775768.UG.FTS.B, 28.98%, 1/20/25 .. 122 84
991784171.UG.FTS.B, 28.98%, 1/20/25 .. 414 423
991544384.UG.FTS.B, 29.45%, 1/20/25 .. 31 31
991544892.UG.FTS.B, 29.45%, 1/20/25 .. 799 830
991546469.UG.FTS.B, 29.45%, 1/20/25 .. 298 310
991590390.UG.FTS.B, 29.45%, 1/20/25 .. 131 136
991598067.UG.FTS.B, 29.45%, 1/20/25 .. 67 4
991658510.UG.FTS.B, 29.45%, 1/20/25 .. 128 128
991661056.UG.FTS.B, 29.45%, 1/20/25 .. – –
991703938.UG.FTS.B, 29.45%, 1/20/25 .. 28 28
991708297.UG.FTS.B, 29.45%, 1/20/25 .. 38 39
991749201.UG.FTS.B, 29.45%, 1/20/25 .. 777 797
991760144.UG.FTS.B, 29.45%, 1/20/25 .. 42 42
991546140.UG.FTS.B, 29.46%, 1/20/25 .. 431 442
991552999.UG.FTS.B, 29.46%, 1/20/25 .. 93 95
991554451.UG.FTS.B, 29.46%, 1/20/25 .. 669 695
991556638.UG.FTS.B, 29.46%, 1/20/25 .. 21 21
991556833.UG.FTS.B, 29.46%, 1/20/25 .. 368 373
991558641.UG.FTS.B, 29.46%, 1/20/25 .. 1,371 1,417
991572725.UG.FTS.B, 29.46%, 1/20/25 .. 111 114
991577119.UG.FTS.B, 29.46%, 1/20/25 .. 139 19
991588559.UG.FTS.B, 29.46%, 1/20/25 .. 73 75
991607542.UG.FTS.B, 29.46%, 1/20/25 .. 874 907
991638849.UG.FTS.B, 29.46%, 1/20/25 .. 280 290
991649368.UG.FTS.B, 29.46%, 1/20/25 .. 80 82
991666110.UG.FTS.B, 29.46%, 1/20/25 .. 110 110
991715745.UG.FTS.B, 29.46%, 1/20/25 .. 165 22
991559050.UG.FTS.B, 29.47%, 1/20/25 .. 783 809
991561124.UG.FTS.B, 29.47%, 1/20/25 .. 1,012 1,006
991570910.UG.FTS.B, 29.47%, 1/20/25 .. 130 133
991584353.UG.FTS.B, 29.47%, 1/20/25 .. 322 334
991584440.UG.FTS.B, 29.47%, 1/20/25 .. 240 245
991649992.UG.FTS.B, 29.47%, 1/20/25 .. 20 20
991658968.UG.FTS.B, 29.47%, 1/20/25 .. 169 176
991702923.UG.FTS.B, 29.47%, 1/20/25 .. 286 297
991544542.UG.FTS.B, 29.48%, 1/20/25 .. 793 825
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991544991.UG.FTS.B, 29.48%, 1/20/25 .. $ 302 $ 290
991545016.UG.FTS.B, 29.48%, 1/20/25 .. 637 663
991545229.UG.FTS.B, 29.48%, 1/20/25 .. 154 152
991546168.UG.FTS.B, 29.48%, 1/20/25 .. 242 251
991547692.UG.FTS.B, 29.48%, 1/20/25 .. 97 101
991551664.UG.FTS.B, 29.48%, 1/20/25 .. 75 74
991555928.UG.FTS.B, 29.48%, 1/20/25 .. 238 244
991556918.UG.FTS.B, 29.48%, 1/20/25 .. 35 35
991567953.UG.FTS.B, 29.48%, 1/20/25 .. 142 97
991581207.UG.FTS.B, 29.48%, 1/20/25 .. 99 (4)
991620084.UG.FTS.B, 29.48%, 1/20/25 .. 298 46
991622988.UG.FTS.B, 29.48%, 1/20/25 .. 121 125
991638325.UG.FTS.B, 29.48%, 1/20/25 .. 2,726 2,699
991674255.UG.FTS.B, 29.48%, 1/20/25 .. 1,321 1,374
991723769.UG.FTS.B, 29.48%, 1/20/25 .. 61 62
991758718.UG.FTS.B, 29.48%, 1/20/25 .. 101 101
991768186.UG.FTS.B, 29.48%, 1/20/25 .. 325 323
991544296.UG.FTS.B, 29.49%, 1/20/25 .. 279 20
991544466.UG.FTS.B, 29.49%, 1/20/25 .. 304 314
991544749.UG.FTS.B, 29.49%, 1/20/25 .. 708 723
991544865.UG.FTS.B, 29.49%, 1/20/25 .. 286 286
991544945.UG.FTS.B, 29.49%, 1/20/25 .. 370 385
991545269.UG.FTS.B, 29.49%, 1/20/25 .. 1,845 1,917
991545817.UG.FTS.B, 29.49%, 1/20/25 .. 74 74
991545907.UG.FTS.B, 29.49%, 1/20/25 .. 224 16
991546088.UG.FTS.B, 29.49%, 1/20/25 .. 5 5
991546174.UG.FTS.B, 29.49%, 1/20/25 .. 1,518 1,563
991546669.UG.FTS.B, 29.49%, 1/20/25 .. 163 162
991547049.UG.FTS.B, 29.49%, 1/20/25 .. 164 171
991547329.UG.FTS.B, 29.49%, 1/20/25 .. 120 125
991547440.UG.FTS.B, 29.49%, 1/20/25 .. 162 165
991547641.UG.FTS.B, 29.49%, 1/20/25 .. 160 163
991547872.UG.FTS.B, 29.49%, 1/20/25 .. 620 636
991547930.UG.FTS.B, 29.49%, 1/20/25 .. 63 64
991548160.UG.FTS.B, 29.49%, 1/20/25 .. 42 41
991548200.UG.FTS.B, 29.49%, 1/20/25 .. 505 505
991549454.UG.FTS.B, 29.49%, 1/20/25 .. 587 610
991549497.UG.FTS.B, 29.49%, 1/20/25 .. 40 40
991551039.UG.FTS.B, 29.49%, 1/20/25 .. 2,301 2,396
991551322.UG.FTS.B, 29.49%, 1/20/25 .. 48 40
991552397.UG.FTS.B, 29.49%, 1/20/25 .. 166 173
991552851.UG.FTS.B, 29.49%, 1/20/25 .. 84 6
991552919.UG.FTS.B, 29.49%, 1/20/25 .. 140 10
991553040.UG.FTS.B, 29.49%, 1/20/25 .. 11 11
991553132.UG.FTS.B, 29.49%, 1/20/25 .. 168 172
991553203.UG.FTS.B, 29.49%, 1/20/25 .. 14 14
991553377.UG.FTS.B, 29.49%, 1/20/25 .. 277 20
991553440.UG.FTS.B, 29.49%, 1/20/25 .. 35 6
991553841.UG.FTS.B, 29.49%, 1/20/25 .. 126 128
991553912.UG.FTS.B, 29.49%, 1/20/25 .. 107 111
991554242.UG.FTS.B, 29.49%, 1/20/25 .. 160 166
991554925.UG.FTS.B, 29.49%, 1/20/25 .. 20 20
991555165.UG.FTS.B, 29.49%, 1/20/25 .. 182 190
991555378.UG.FTS.B, 29.49%, 1/20/25 .. 114 115
991555653.UG.FTS.B, 29.49%, 1/20/25 .. 2,216 2,303
991556119.UG.FTS.B, 29.49%, 1/20/25 .. 98 13
991556192.UG.FTS.B, 29.49%, 1/20/25 .. 14 14
991556819.UG.FTS.B, 29.49%, 1/20/25 .. 221 228

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
118
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991556896.UG.FTS.B, 29.49%, 1/20/25 .. $ 624 $ 632
991557327.UG.FTS.B, 29.49%, 1/20/25 .. 837 871
991557621.UG.FTS.B, 29.49%, 1/20/25 .. 890 877
991557786.UG.FTS.B, 29.49%, 1/20/25 .. 1,442 1,492
991559618.UG.FTS.B, 29.49%, 1/20/25 .. 51 52
991559863.UG.FTS.B, 29.49%, 1/20/25 .. 293 304
991560412.UG.FTS.B, 29.49%, 1/20/25 .. 980 69
991561412.UG.FTS.B, 29.49%, 1/20/25 .. 1,047 1,087
991561854.UG.FTS.B, 29.49%, 1/20/25 .. 55 56
991562352.UG.FTS.B, 29.49%, 1/20/25 .. 73 75
991562399.UG.FTS.B, 29.49%, 1/20/25 .. 106 107
991562787.UG.FTS.B, 29.49%, 1/20/25 .. 2,045 2,113
991562985.UG.FTS.B, 29.49%, 1/20/25 .. 286 298
991563323.UG.FTS.B, 29.49%, 1/20/25 .. 27 27
991563493.UG.FTS.B, 29.49%, 1/20/25 .. 185 24
991563554.UG.FTS.B, 29.49%, 1/20/25 .. 73 74
991563558.UG.FTS.B, 29.49%, 1/20/25 .. 40 41
991564043.UG.FTS.B, 29.49%, 1/20/25 .. 55 54
991564059.UG.FTS.B, 29.49%, 1/20/25 .. 675 695
991564184.UG.FTS.B, 29.49%, 1/20/25 .. – –
991564267.UG.FTS.B, 29.49%, 1/20/25 .. 443 (21)
991565422.UG.FTS.B, 29.49%, 1/20/25 .. 110 115
991565868.UG.FTS.B, 29.49%, 1/20/25 .. 470 488
991567540.UG.FTS.B, 29.49%, 1/20/25 .. 161 168
991568535.UG.FTS.B, 29.49%, 1/20/25 .. 577 599
991568889.UG.FTS.B, 29.49%, 1/20/25 .. 7 7
991568891.UG.FTS.B, 29.49%, 1/20/25 .. 36 36
991569010.UG.FTS.B, 29.49%, 1/20/25 .. 44 44
991569026.UG.FTS.B, 29.49%, 1/20/25 .. 53 54
991569591.UG.FTS.B, 29.49%, 1/20/25 .. – –
991570132.UG.FTS.B, 29.49%, 1/20/25 .. – –
991570228.UG.FTS.B, 29.49%, 1/20/25 .. 148 154
991570854.UG.FTS.B, 29.49%, 1/20/25 .. 194 199
991571176.UG.FTS.B, 29.49%, 1/20/25 .. 128 133
991571596.UG.FTS.B, 29.49%, 1/20/25 .. 6 6
991572440.UG.FTS.B, 29.49%, 1/20/25 .. 134 131
991573331.UG.FTS.B, 29.49%, 1/20/25 .. 105 105
991573625.UG.FTS.B, 29.49%, 1/20/25 .. 422 437
991574790.UG.FTS.B, 29.49%, 1/20/25 .. 879 115
991575006.UG.FTS.B, 29.49%, 1/20/25 .. 108 111
991575963.UG.FTS.B, 29.49%, 1/20/25 .. 147 151
991576324.UG.FTS.B, 29.49%, 1/20/25 .. 2,541 2,639
991576385.UG.FTS.B, 29.49%, 1/20/25 .. 224 31
991576865.UG.FTS.B, 29.49%, 1/20/25 .. 35 35
991577211.UG.FTS.B, 29.49%, 1/20/25 .. 214 216
991577516.UG.FTS.B, 29.49%, 1/20/25 .. 184 184
991577542.UG.FTS.B, 29.49%, 1/20/25 .. 69 71
991578455.UG.FTS.B, 29.49%, 1/20/25 .. 485 505
991578944.UG.FTS.B, 29.49%, 1/20/25 .. 178 185
991579988.UG.FTS.B, 29.49%, 1/20/25 .. 154 157
991581013.UG.FTS.B, 29.49%, 1/20/25 .. 36 36
991581102.UG.FTS.B, 29.49%, 1/20/25 .. – –
991581619.UG.FTS.B, 29.49%, 1/20/25 .. 91 67
991581659.UG.FTS.B, 29.49%, 1/20/25 .. 836 871
991582174.UG.FTS.B, 29.49%, 1/20/25 .. 141 145
991582980.UG.FTS.B, 29.49%, 1/20/25 .. 200 207
991583081.UG.FTS.B, 29.49%, 1/20/25 .. 126 129
991583340.UG.FTS.B, 29.49%, 1/20/25 .. 134 140
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991583430.UG.FTS.B, 29.49%, 1/20/25 .. $ 321 $ 334
991583502.UG.FTS.B, 29.49%, 1/20/25 .. 42 42
991584191.UG.FTS.B, 29.49%, 1/20/25 .. 1,101 1,142
991584247.UG.FTS.B, 29.49%, 1/20/25 .. 651 679
991584881.UG.FTS.B, 29.49%, 1/20/25 .. 162 167
991585152.UG.FTS.B, 29.49%, 1/20/25 .. 108 77
991585266.UG.FTS.B, 29.49%, 1/20/25 .. 31 31
991585812.UG.FTS.B, 29.49%, 1/20/25 .. 81 61
991586560.UG.FTS.B, 29.49%, 1/20/25 .. 151 103
991586964.UG.FTS.B, 29.49%, 1/20/25 .. 159 165
991587665.UG.FTS.B, 29.49%, 1/20/25 .. 106 103
991587677.UG.FTS.B, 29.49%, 1/20/25 .. 694 707
991588325.UG.FTS.B, 29.49%, 1/20/25 .. 195 199
991588365.UG.FTS.B, 29.49%, 1/20/25 .. 966 86
991590187.UG.FTS.B, 29.49%, 1/20/25 .. 14 14
991590941.UG.FTS.B, 29.49%, 1/20/25 .. 47 47
991591604.UG.FTS.B, 29.49%, 1/20/25 .. 4 4
991591834.UG.FTS.B, 29.49%, 1/20/25 .. 180 187
991592214.UG.FTS.B, 29.49%, 1/20/25 .. 220 223
991592285.UG.FTS.B, 29.49%, 1/20/25 .. 179 185
991592560.UG.FTS.B, 29.49%, 1/20/25 .. 210 218
991592747.UG.FTS.B, 29.49%, 1/20/25 .. 80 (3)
991593701.UG.FTS.B, 29.49%, 1/20/25 .. 29 29
991593970.UG.FTS.B, 29.49%, 1/20/25 .. 1,018 1,058
991595841.UG.FTS.B, 29.49%, 1/20/25 .. 150 155
991596754.UG.FTS.B, 29.49%, 1/20/25 .. 168 166
991596930.UG.FTS.B, 29.49%, 1/20/25 .. 127 128
991597280.UG.FTS.B, 29.49%, 1/20/25 .. 6 6
991598360.UG.FTS.B, 29.49%, 1/20/25 .. 192 200
991598583.UG.FTS.B, 29.49%, 1/20/25 .. 104 107
991598790.UG.FTS.B, 29.49%, 1/20/25 .. 265 265
991600631.UG.FTS.B, 29.49%, 1/20/25 .. 257 266
991601559.UG.FTS.B, 29.49%, 1/20/25 .. 417 433
991601943.UG.FTS.B, 29.49%, 1/20/25 .. 33 33
991603035.UG.FTS.B, 29.49%, 1/20/25 .. 288 289
991604392.UG.FTS.B, 29.49%, 1/20/25 .. – –
991604598.UG.FTS.B, 29.49%, 1/20/25 .. 45 4
991605838.UG.FTS.B, 29.49%, 1/20/25 .. 19 18
991605866.UG.FTS.B, 29.49%, 1/20/25 .. 370 384
991605989.UG.FTS.B, 29.49%, 1/20/25 .. 1 1
991606116.UG.FTS.B, 29.49%, 1/20/25 .. 185 (7)
991606376.UG.FTS.B, 29.49%, 1/20/25 .. 19 19
991606518.UG.FTS.B, 29.49%, 1/20/25 .. – –
991606975.UG.FTS.B, 29.49%, 1/20/25 .. 125 126
991607008.UG.FTS.B, 29.49%, 1/20/25 .. 223 219
991608556.UG.FTS.B, 29.49%, 1/20/25 .. 69 6
991609620.UG.FTS.B, 29.49%, 1/20/25 .. 458 (18)
991610063.UG.FTS.B, 29.49%, 1/20/25 .. 500 520
991611813.UG.FTS.B, 29.49%, 1/20/25 .. 13 13
991612642.UG.FTS.B, 29.49%, 1/20/25 .. 64 66
991612971.UG.FTS.B, 29.49%, 1/20/25 .. 137 143
991613184.UG.FTS.B, 29.49%, 1/20/25 .. 1 1
991614076.UG.FTS.B, 29.49%, 1/20/25 .. 1,078 1,119
991614750.UG.FTS.B, 29.49%, 1/20/25 .. 280 (6)
991615755.UG.FTS.B, 29.49%, 1/20/25 .. 166 172
991616553.UG.FTS.B, 29.49%, 1/20/25 .. 117 122
991617017.UG.FTS.B, 29.49%, 1/20/25 .. 24 25
991617166.UG.FTS.B, 29.49%, 1/20/25 .. 504 506

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
119
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991617238.UG.FTS.B, 29.49%, 1/20/25 .. $ 399 $ 416
991617328.UG.FTS.B, 29.49%, 1/20/25 .. 2,080 2,161
991617793.UG.FTS.B, 29.49%, 1/20/25 .. 200 208
991619887.UG.FTS.B, 29.49%, 1/20/25 .. 168 170
991620217.UG.FTS.B, 29.49%, 1/20/25 .. 92 95
991620724.UG.FTS.B, 29.49%, 1/20/25 .. 675 (32)
991620842.UG.FTS.B, 29.49%, 1/20/25 .. 473 486
991621352.UG.FTS.B, 29.49%, 1/20/25 .. 367 382
991621428.UG.FTS.B, 29.49%, 1/20/25 .. 15 15
991624706.UG.FTS.B, 29.49%, 1/20/25 .. 302 314
991624810.UG.FTS.B, 29.49%, 1/20/25 .. 298 308
991625388.UG.FTS.B, 29.49%, 1/20/25 .. – –
991625976.UG.FTS.B, 29.49%, 1/20/25 .. 172 178
991626310.UG.FTS.B, 29.49%, 1/20/25 .. 238 236
991628720.UG.FTS.B, 29.49%, 1/20/25 .. 75 77
991629054.UG.FTS.B, 29.49%, 1/20/25 .. 134 139
991629363.UG.FTS.B, 29.49%, 1/20/25 .. 77 5
991629958.UG.FTS.B, 29.49%, 1/20/25 .. 16 16
991631113.UG.FTS.B, 29.49%, 1/20/25 .. 144 150
991632109.UG.FTS.B, 29.49%, 1/20/25 .. 155 (5)
991632522.UG.FTS.B, 29.49%, 1/20/25 .. 55 56
991633281.UG.FTS.B, 29.49%, 1/20/25 .. 157 163
991639454.UG.FTS.B, 29.49%, 1/20/25 .. 48 48
991644250.UG.FTS.B, 29.49%, 1/20/25 .. 73 75
991646997.UG.FTS.B, 29.49%, 1/20/25 .. 11 11
991648065.UG.FTS.B, 29.49%, 1/20/25 .. 197 204
991654187.UG.FTS.B, 29.49%, 1/20/25 .. 199 202
991654619.UG.FTS.B, 29.49%, 1/20/25 .. 869 897
991654755.UG.FTS.B, 29.49%, 1/20/25 .. 231 232
991655092.UG.FTS.B, 29.49%, 1/20/25 .. 748 771
991655877.UG.FTS.B, 29.49%, 1/20/25 .. 108 112
991656048.UG.FTS.B, 29.49%, 1/20/25 .. 281 291
991656357.UG.FTS.B, 29.49%, 1/20/25 .. 554 567
991656434.UG.FTS.B, 29.49%, 1/20/25 .. 426 435
991657357.UG.FTS.B, 29.49%, 1/20/25 .. 1,575 1,641
991658873.UG.FTS.B, 29.49%, 1/20/25 .. 19 19
991659587.UG.FTS.B, 29.49%, 1/20/25 .. 181 184
991660055.UG.FTS.B, 29.49%, 1/20/25 .. 24 24
991660718.UG.FTS.B, 29.49%, 1/20/25 .. 363 240
991662133.UG.FTS.B, 29.49%, 1/20/25 .. 31 31
991663176.UG.FTS.B, 29.49%, 1/20/25 .. 115 118
991663567.UG.FTS.B, 29.49%, 1/20/25 .. 200 199
991666604.UG.FTS.B, 29.49%, 1/20/25 .. 828 860
991668579.UG.FTS.B, 29.49%, 1/20/25 .. 167 12
991668949.UG.FTS.B, 29.49%, 1/20/25 .. 73 76
991670103.UG.FTS.B, 29.49%, 1/20/25 .. 835 867
991672222.UG.FTS.B, 29.49%, 1/20/25 .. 412 427
991672277.UG.FTS.B, 29.49%, 1/20/25 .. 56 57
991676079.UG.FTS.B, 29.49%, 1/20/25 .. 338 352
991678111.UG.FTS.B, 29.49%, 1/20/25 .. 421 423
991679088.UG.FTS.B, 29.49%, 1/20/25 .. 563 577
991681019.UG.FTS.B, 29.49%, 1/20/25 .. 1,237 1,284
991682846.UG.FTS.B, 29.49%, 1/20/25 .. 164 170
991686039.UG.FTS.B, 29.49%, 1/20/25 .. 313 322
991689785.UG.FTS.B, 29.49%, 1/20/25 .. 122 122
991690090.UG.FTS.B, 29.49%, 1/20/25 .. 215 219
991691908.UG.FTS.B, 29.49%, 1/20/25 .. 661 687
991692117.UG.FTS.B, 29.49%, 1/20/25 .. 117 (6)
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991692295.UG.FTS.B, 29.49%, 1/20/25 .. $ 145 $ 143
991692468.UG.FTS.B, 29.49%, 1/20/25 .. 180 184
991692717.UG.FTS.B, 29.49%, 1/20/25 .. 104 108
991693352.UG.FTS.B, 29.49%, 1/20/25 .. 73 75
991693696.UG.FTS.B, 29.49%, 1/20/25 .. 295 300
991696161.UG.FTS.B, 29.49%, 1/20/25 .. 252 261
991698984.UG.FTS.B, 29.49%, 1/20/25 .. 27 27
991702622.UG.FTS.B, 29.49%, 1/20/25 .. 114 118
991704174.UG.FTS.B, 29.49%, 1/20/25 .. 101 103
991704331.UG.FTS.B, 29.49%, 1/20/25 .. 102 106
991704554.UG.FTS.B, 29.49%, 1/20/25 .. 117 120
991705000.UG.FTS.B, 29.49%, 1/20/25 .. 36 36
991706369.UG.FTS.B, 29.49%, 1/20/25 .. 104 107
991706803.UG.FTS.B, 29.49%, 1/20/25 .. 83 80
991708117.UG.FTS.B, 29.49%, 1/20/25 .. 1,492 1,528
991709703.UG.FTS.B, 29.49%, 1/20/25 .. 128 131
991710790.UG.FTS.B, 29.49%, 1/20/25 .. 324 328
991712356.UG.FTS.B, 29.49%, 1/20/25 .. 721 732
991714458.UG.FTS.B, 29.49%, 1/20/25 .. 293 300
991715213.UG.FTS.B, 29.49%, 1/20/25 .. 91 94
991715284.UG.FTS.B, 29.49%, 1/20/25 .. 8 8
991716502.UG.FTS.B, 29.49%, 1/20/25 .. 971 994
991716698.UG.FTS.B, 29.49%, 1/20/25 .. 230 235
991717405.UG.FTS.B, 29.49%, 1/20/25 .. 374 382
991717440.UG.FTS.B, 29.49%, 1/20/25 .. 27 27
991718671.UG.FTS.B, 29.49%, 1/20/25 .. 250 256
991718693.UG.FTS.B, 29.49%, 1/20/25 .. 165 169
991718755.UG.FTS.B, 29.49%, 1/20/25 .. 123 126
991720466.UG.FTS.B, 29.49%, 1/20/25 .. 213 28
991724082.UG.FTS.B, 29.49%, 1/20/25 .. 140 143
991724668.UG.FTS.B, 29.49%, 1/20/25 .. 98 101
991724684.UG.FTS.B, 29.49%, 1/20/25 .. 90 93
991726588.UG.FTS.B, 29.49%, 1/20/25 .. 31 31
991726589.UG.FTS.B, 29.49%, 1/20/25 .. 106 107
991729024.UG.FTS.B, 29.49%, 1/20/25 .. 175 179
991729282.UG.FTS.B, 29.49%, 1/20/25 .. 405 28
991729967.UG.FTS.B, 29.49%, 1/20/25 .. 401 30
991730560.UG.FTS.B, 29.49%, 1/20/25 .. 59 59
991731119.UG.FTS.B, 29.49%, 1/20/25 .. 2,173 2,223
991731378.UG.FTS.B, 29.49%, 1/20/25 .. 99 101
991731411.UG.FTS.B, 29.49%, 1/20/25 .. 604 612
991731675.UG.FTS.B, 29.49%, 1/20/25 .. 93 97
991733097.UG.FTS.B, 29.49%, 1/20/25 .. 100 102
991733527.UG.FTS.B, 29.49%, 1/20/25 .. 128 131
991734979.UG.FTS.B, 29.49%, 1/20/25 .. 182 177
991735905.UG.FTS.B, 29.49%, 1/20/25 .. 124 9
991736419.UG.FTS.B, 29.49%, 1/20/25 .. 102 104
991737012.UG.FTS.B, 29.49%, 1/20/25 .. 196 201
991740285.UG.FTS.B, 29.49%, 1/20/25 .. 510 37
991740302.UG.FTS.B, 29.49%, 1/20/25 .. 178 182
991740432.UG.FTS.B, 29.49%, 1/20/25 .. 302 308
991742409.UG.FTS.B, 29.49%, 1/20/25 .. 48 49
991742496.UG.FTS.B, 29.49%, 1/20/25 .. 90 94
991743758.UG.FTS.B, 29.49%, 1/20/25 .. – –
991744616.UG.FTS.B, 29.49%, 1/20/25 .. 69 71
991745338.UG.FTS.B, 29.49%, 1/20/25 .. 123 126
991746498.UG.FTS.B, 29.49%, 1/20/25 .. 106 109
991749746.UG.FTS.B, 29.49%, 1/20/25 .. 822 833

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991753458.UG.FTS.B, 29.49%, 1/20/25 .. $ 196 $ 200
991754938.UG.FTS.B, 29.49%, 1/20/25 .. 138 141
991758540.UG.FTS.B, 29.49%, 1/20/25 .. 135 139
991760132.UG.FTS.B, 29.49%, 1/20/25 .. 55 56
991766510.UG.FTS.B, 29.49%, 1/20/25 .. 102 105
991766938.UG.FTS.B, 29.49%, 1/20/25 .. 221 226
991769449.UG.FTS.B, 29.49%, 1/20/25 .. 21 21
991769491.UG.FTS.B, 29.49%, 1/20/25 .. 181 (7)
991770982.UG.FTS.B, 29.49%, 1/20/25 .. – –
991771215.UG.FTS.B, 29.49%, 1/20/25 .. 175 179
991771844.UG.FTS.B, 29.49%, 1/20/25 .. 115 117
991772146.UG.FTS.B, 29.49%, 1/20/25 .. 100 103
991772216.UG.FTS.B, 29.49%, 1/20/25 .. 172 22
991772619.UG.FTS.B, 29.49%, 1/20/25 .. – –
991772908.UG.FTS.B, 29.49%, 1/20/25 .. 656 671
991775501.UG.FTS.B, 29.49%, 1/20/25 .. 311 313
991779911.UG.FTS.B, 29.49%, 1/20/25 .. 23 23
991782254.UG.FTS.B, 29.49%, 1/20/25 .. 1,261 1,294
991783396.UG.FTS.B, 29.49%, 1/20/25 .. 410 419
991783888.UG.FTS.B, 29.49%, 1/20/25 .. 77 80
991712502.UG.FTS.B, Zero Cpn, 1/21/25 . 139 10
991742798.UG.FTS.B, Zero Cpn, 1/21/25 . 77 5
991783537.UG.FTS.B, Zero Cpn, 1/21/25 . 184 13
991679126.UG.FTS.B, 14.98%, 1/21/25 .. 253 256
991713284.UG.FTS.B, 15.97%, 1/21/25 .. 119 118
991771238.UG.FTS.B, 16.99%, 1/21/25 .. 674 684
991655053.UG.FTS.B, 17.99%, 1/21/25 .. 6,793 6,932
991793260.UG.FTS.B, 17.99%, 1/21/25 .. 7,943 8,054
991697530.UG.FTS.B, 18.97%, 1/21/25 .. 10 10
991749616.UG.FTS.B, 18.97%, 1/21/25 .. 1,992 2,016
991764938.UG.FTS.B, 18.97%, 1/21/25 .. 216 219
991749978.UG.FTS.B, 19.8%, 1/21/25 ... 276 279
991780817.UG.FTS.B, 19.8%, 1/21/25 ... 288 290
991699882.UG.FTS.B, 19.99%, 1/21/25 .. 129 132
991716662.UG.FTS.B, 19.99%, 1/21/25 .. 332 340
991722265.UG.FTS.B, 19.99%, 1/21/25 .. 1,366 1,388
991757989.UG.FTS.B, 19.99%, 1/21/25 .. 189 193
991761939.UG.FTS.B, 19.99%, 1/21/25 .. 24 24
991700316.UG.FTS.B, 20.46%, 1/21/25 .. 101 103
991762170.UG.FTS.B, 20.46%, 1/21/25 .. 908 911
991653165.UG.FTS.B, 20.97%, 1/21/25 .. 3,665 3,702
991676203.UG.FTS.B, 21.46%, 1/21/25 .. 235 17
991697508.UG.FTS.B, 21.46%, 1/21/25 .. 87 88
991700341.UG.FTS.B, 21.46%, 1/21/25 .. 251 254
991756734.UG.FTS.B, 21.46%, 1/21/25 .. 70 71
991757729.UG.FTS.B, 21.46%, 1/21/25 .. 21 21
991739544.UG.FTS.B, 21.97%, 1/21/25 .. 403 405
991658893.UG.FTS.B, 21.98%, 1/21/25 .. 556 559
991660381.UG.FTS.B, 21.98%, 1/21/25 .. 277 9
991707819.UG.FTS.B, 21.98%, 1/21/25 .. 1 1
991715801.UG.FTS.B, 21.98%, 1/21/25 .. 88 (1)
991720329.UG.FTS.B, 21.98%, 1/21/25 .. 2 2
991737499.UG.FTS.B, 21.98%, 1/21/25 .. 332 333
991673663.UG.FTS.B, 22.97%, 1/21/25 .. 810 808
991776759.UG.FTS.B, 26.94%, 1/21/25 .. 30 2
991703323.UG.FTS.B, 27.99%, 1/21/25 .. 1,259 1,292
991728532.UG.FTS.B, 27.99%, 1/21/25 .. 636 642
991741785.UG.FTS.B, 27.99%, 1/21/25 .. 199 204
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991758747.UG.FTS.B, 27.99%, 1/21/25 .. $ 89 $ (4)
991642567.UG.FTS.B, 28.98%, 1/21/25 .. 385 395
991662823.UG.FTS.B, 28.98%, 1/21/25 .. 282 285
991664049.UG.FTS.B, 28.98%, 1/21/25 .. 76 76
991665576.UG.FTS.B, 28.98%, 1/21/25 .. 579 602
991665938.UG.FTS.B, 28.98%, 1/21/25 .. 237 243
991665964.UG.FTS.B, 28.98%, 1/21/25 .. 117 8
991669520.UG.FTS.B, 28.98%, 1/21/25 .. 32 32
991670622.UG.FTS.B, 28.98%, 1/21/25 .. 440 449
991671300.UG.FTS.B, 28.98%, 1/21/25 .. 325 333
991672054.UG.FTS.B, 28.98%, 1/21/25 .. – –
991672619.UG.FTS.B, 28.98%, 1/21/25 .. 12 12
991675079.UG.FTS.B, 28.98%, 1/21/25 .. 741 760
991678858.UG.FTS.B, 28.98%, 1/21/25 .. 160 167
991680869.UG.FTS.B, 28.98%, 1/21/25 .. 15 15
991680977.UG.FTS.B, 28.98%, 1/21/25 .. 995 1,014
991681791.UG.FTS.B, 28.98%, 1/21/25 .. 825 857
991682680.UG.FTS.B, 28.98%, 1/21/25 .. 288 299
991683019.UG.FTS.B, 28.98%, 1/21/25 .. 331 344
991684086.UG.FTS.B, 28.98%, 1/21/25 .. 28 28
991686463.UG.FTS.B, 28.98%, 1/21/25 .. 528 548
991687816.UG.FTS.B, 28.98%, 1/21/25 .. 495 515
991687989.UG.FTS.B, 28.98%, 1/21/25 .. 18 18
991694207.UG.FTS.B, 28.98%, 1/21/25 .. 180 185
991694819.UG.FTS.B, 28.98%, 1/21/25 .. 757 776
991695760.UG.FTS.B, 28.98%, 1/21/25 .. – –
991698062.UG.FTS.B, 28.98%, 1/21/25 .. 164 171
991698321.UG.FTS.B, 28.98%, 1/21/25 .. 36 31
991700702.UG.FTS.B, 28.98%, 1/21/25 .. 1,565 206
991700940.UG.FTS.B, 28.98%, 1/21/25 .. 167 169
991701470.UG.FTS.B, 28.98%, 1/21/25 .. 379 389
991704902.UG.FTS.B, 28.98%, 1/21/25 .. 51 51
991705041.UG.FTS.B, 28.98%, 1/21/25 .. 165 169
991705300.UG.FTS.B, 28.98%, 1/21/25 .. 440 443
991705981.UG.FTS.B, 28.98%, 1/21/25 .. 30 30
991706808.UG.FTS.B, 28.98%, 1/21/25 .. 586 577
991708246.UG.FTS.B, 28.98%, 1/21/25 .. 164 165
991715240.UG.FTS.B, 28.98%, 1/21/25 .. 147 151
991716289.UG.FTS.B, 28.98%, 1/21/25 .. 1,001 1,026
991719757.UG.FTS.B, 28.98%, 1/21/25 .. 133 10
991720924.UG.FTS.B, 28.98%, 1/21/25 .. 121 122
991725073.UG.FTS.B, 28.98%, 1/21/25 .. 113 116
991728243.UG.FTS.B, 28.98%, 1/21/25 .. 9 9
991728724.UG.FTS.B, 28.98%, 1/21/25 .. – –
991733515.UG.FTS.B, 28.98%, 1/21/25 .. 117 120
991736947.UG.FTS.B, 28.98%, 1/21/25 .. 29 30
991737585.UG.FTS.B, 28.98%, 1/21/25 .. 326 333
991740411.UG.FTS.B, 28.98%, 1/21/25 .. 111 114
991740862.UG.FTS.B, 28.98%, 1/21/25 .. 205 211
991741623.UG.FTS.B, 28.98%, 1/21/25 .. 420 426
991744527.UG.FTS.B, 28.98%, 1/21/25 .. 21 21
991749837.UG.FTS.B, 28.98%, 1/21/25 .. 3,302 3,386
991756054.UG.FTS.B, 28.98%, 1/21/25 .. 925 932
991761552.UG.FTS.B, 28.98%, 1/21/25 .. 100 103
991761801.UG.FTS.B, 28.98%, 1/21/25 .. 176 179
991767899.UG.FTS.B, 28.98%, 1/21/25 .. 207 209
991770039.UG.FTS.B, 28.98%, 1/21/25 .. 360 369
991784133.UG.FTS.B, 28.98%, 1/21/25 .. 504 515

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
121
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991788631.UG.FTS.B, 28.98%, 1/21/25 .. $ 90 $ 69
991638900.UG.FTS.B, 29.47%, 1/21/25 .. 59 60
991642900.UG.FTS.B, 29.49%, 1/21/25 .. 128 128
991663276.UG.FTS.B, 29.49%, 1/21/25 .. 34 35
991663912.UG.FTS.B, 29.49%, 1/21/25 .. 37 37
991664093.UG.FTS.B, 29.49%, 1/21/25 .. 698 727
991664305.UG.FTS.B, 29.49%, 1/21/25 .. 256 19
991665032.UG.FTS.B, 29.49%, 1/21/25 .. 178 24
991665122.UG.FTS.B, 29.49%, 1/21/25 .. 920 953
991666036.UG.FTS.B, 29.49%, 1/21/25 .. 603 622
991666720.UG.FTS.B, 29.49%, 1/21/25 .. 121 125
991669205.UG.FTS.B, 29.49%, 1/21/25 .. 167 174
991670006.UG.FTS.B, 29.49%, 1/21/25 .. 86 89
991670187.UG.FTS.B, 29.49%, 1/21/25 .. 192 15
991672196.UG.FTS.B, 29.49%, 1/21/25 .. 94 98
991674869.UG.FTS.B, 29.49%, 1/21/25 .. 44 44
991678184.UG.FTS.B, 29.49%, 1/21/25 .. 51 51
991678591.UG.FTS.B, 29.49%, 1/21/25 .. 178 179
991681470.UG.FTS.B, 29.49%, 1/21/25 .. 54 55
991681529.UG.FTS.B, 29.49%, 1/21/25 .. 58 9
991683560.UG.FTS.B, 29.49%, 1/21/25 .. 122 127
991684294.UG.FTS.B, 29.49%, 1/21/25 .. 248 252
991685142.UG.FTS.B, 29.49%, 1/21/25 .. 43 44
991687042.UG.FTS.B, 29.49%, 1/21/25 .. 293 292
991688094.UG.FTS.B, 29.49%, 1/21/25 .. 1,120 1,168
991689406.UG.FTS.B, 29.49%, 1/21/25 .. 19 19
991689751.UG.FTS.B, 29.49%, 1/21/25 .. 265 275
991690545.UG.FTS.B, 29.49%, 1/21/25 .. 32 31
991690832.UG.FTS.B, 29.49%, 1/21/25 .. 124 129
991691552.UG.FTS.B, 29.49%, 1/21/25 .. 148 154
991691912.UG.FTS.B, 29.49%, 1/21/25 .. 217 223
991693012.UG.FTS.B, 29.49%, 1/21/25 .. 228 228
991694190.UG.FTS.B, 29.49%, 1/21/25 .. 230 240
991695343.UG.FTS.B, 29.49%, 1/21/25 .. 17 17
991695921.UG.FTS.B, 29.49%, 1/21/25 .. 826 860
991699221.UG.FTS.B, 29.49%, 1/21/25 .. – –
991699877.UG.FTS.B, 29.49%, 1/21/25 .. 230 236
991700813.UG.FTS.B, 29.49%, 1/21/25 .. 339 348
991701385.UG.FTS.B, 29.49%, 1/21/25 .. 5 5
991706026.UG.FTS.B, 29.49%, 1/21/25 .. 128 127
991709042.UG.FTS.B, 29.49%, 1/21/25 .. 290 296
991710343.UG.FTS.B, 29.49%, 1/21/25 .. 517 530
991711411.UG.FTS.B, 29.49%, 1/21/25 .. 57 58
991712669.UG.FTS.B, 29.49%, 1/21/25 .. 120 119
991713287.UG.FTS.B, 29.49%, 1/21/25 .. 332 335
991714196.UG.FTS.B, 29.49%, 1/21/25 .. 65 65
991715882.UG.FTS.B, 29.49%, 1/21/25 .. 1,350 1,384
991716170.UG.FTS.B, 29.49%, 1/21/25 .. 70 72
991717859.UG.FTS.B, 29.49%, 1/21/25 .. 412 422
991717914.UG.FTS.B, 29.49%, 1/21/25 .. 446 457
991718350.UG.FTS.B, 29.49%, 1/21/25 .. 247 253
991719451.UG.FTS.B, 29.49%, 1/21/25 .. 330 343
991720068.UG.FTS.B, 29.49%, 1/21/25 .. 2,011 2,057
991721576.UG.FTS.B, 29.49%, 1/21/25 .. 75 77
991721973.UG.FTS.B, 29.49%, 1/21/25 .. 116 119
991722825.UG.FTS.B, 29.49%, 1/21/25 .. 577 592
991723176.UG.FTS.B, 29.49%, 1/21/25 .. 247 253
991728056.UG.FTS.B, 29.49%, 1/21/25 .. 205 44
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991728328.UG.FTS.B, 29.49%, 1/21/25 .. $ 164 $ 12
991731609.UG.FTS.B, 29.49%, 1/21/25 .. 99 101
991731739.UG.FTS.B, 29.49%, 1/21/25 .. 194 135
991732982.UG.FTS.B, 29.49%, 1/21/25 .. 48 48
991736128.UG.FTS.B, 29.49%, 1/21/25 .. 73 73
991738527.UG.FTS.B, 29.49%, 1/21/25 .. 64 18
991738714.UG.FTS.B, 29.49%, 1/21/25 .. 348 46
991740248.UG.FTS.B, 29.49%, 1/21/25 .. 288 295
991740528.UG.FTS.B, 29.49%, 1/21/25 .. 2,249 2,290
991740944.UG.FTS.B, 29.49%, 1/21/25 .. 222 226
991741010.UG.FTS.B, 29.49%, 1/21/25 .. 144 148
991742356.UG.FTS.B, 29.49%, 1/21/25 .. 15 15
991743923.UG.FTS.B, 29.49%, 1/21/25 .. 599 80
991743959.UG.FTS.B, 29.49%, 1/21/25 .. 356 47
991746026.UG.FTS.B, 29.49%, 1/21/25 .. 202 206
991749631.UG.FTS.B, 29.49%, 1/21/25 .. 156 156
991750066.UG.FTS.B, 29.49%, 1/21/25 .. 329 337
991750973.UG.FTS.B, 29.49%, 1/21/25 .. 21 21
991751329.UG.FTS.B, 29.49%, 1/21/25 .. 13 13
991751558.UG.FTS.B, 29.49%, 1/21/25 .. 3,043 3,115
991753629.UG.FTS.B, 29.49%, 1/21/25 .. – –
991755245.UG.FTS.B, 29.49%, 1/21/25 .. 33 30
991755790.UG.FTS.B, 29.49%, 1/21/25 .. 80 80
991757964.UG.FTS.B, 29.49%, 1/21/25 .. 240 246
991758072.UG.FTS.B, 29.49%, 1/21/25 .. 14 14
991758421.UG.FTS.B, 29.49%, 1/21/25 .. 152 156
991759963.UG.FTS.B, 29.49%, 1/21/25 .. 35 32
991759964.UG.FTS.B, 29.49%, 1/21/25 .. 81 20
991761177.UG.FTS.B, 29.49%, 1/21/25 .. 104 107
991761241.UG.FTS.B, 29.49%, 1/21/25 .. 61 62
991763850.UG.FTS.B, 29.49%, 1/21/25 .. 28 28
991765747.UG.FTS.B, 29.49%, 1/21/25 .. 48 49
991771877.UG.FTS.B, 29.49%, 1/21/25 .. 1,147 80
991773308.UG.FTS.B, 29.49%, 1/21/25 .. 89 89
991773655.UG.FTS.B, 29.49%, 1/21/25 .. 246 252
991774166.UG.FTS.B, 29.49%, 1/21/25 .. 72 74
991774631.UG.FTS.B, 29.49%, 1/21/25 .. 308 315
991776264.UG.FTS.B, 29.49%, 1/21/25 .. 289 288
991777444.UG.FTS.B, 29.49%, 1/21/25 .. 122 124
991777636.UG.FTS.B, 29.49%, 1/21/25 .. 133 136
991779204.UG.FTS.B, 29.49%, 1/21/25 .. 117 8
991784118.UG.FTS.B, 29.49%, 1/21/25 .. 500 512
991784986.UG.FTS.B, 29.49%, 1/21/25 .. 159 163
991785876.UG.FTS.B, 29.49%, 1/21/25 .. 336 344
991786017.UG.FTS.B, 29.49%, 1/21/25 .. 533 546
991792227.UG.FTS.B, 29.49%, 1/21/25 .. 450 (17)
991632487.UG.FTS.B, Zero Cpn, 1/22/25 . 160 11
991655490.UG.FTS.B, Zero Cpn, 1/22/25 . 1,817 125
991683198.UG.FTS.B, 14.98%, 1/22/25 .. 75 75
991718275.UG.FTS.B, 14.98%, 1/22/25 .. 1,580 1,613
991737948.UG.FTS.B, 14.98%, 1/22/25 .. 525 532
991790203.UG.FTS.B, 14.98%, 1/22/25 .. 147 150
991756518.UG.FTS.B, 15%, 1/22/25 ..... 212 215
991690554.UG.FTS.B, 15.97%, 1/22/25 .. 1,625 1,655
991754215.UG.FTS.B, 15.97%, 1/22/25 .. 185 188
991801345.UG.FTS.B, 15.97%, 1/22/25 .. 841 97
991720895.UG.FTS.B, 16.99%, 1/22/25 .. 4,077 4,161
991775455.UG.FTS.B, 16.99%, 1/22/25 .. 1,110 1,127

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991802447.UG.FTS.B, 16.99%, 1/22/25 .. $ 3,975 $ 4,034
991698551.UG.FTS.B, 17.99%, 1/22/25 .. 515 526
991737072.UG.FTS.B, 17.99%, 1/22/25 .. 594 602
991737115.UG.FTS.B, 17.99%, 1/22/25 .. 558 566
991634646.UG.FTS.B, 18.97%, 1/22/25 .. 402 410
991687893.UG.FTS.B, 18.97%, 1/22/25 .. 788 798
991707935.UG.FTS.B, 18.97%, 1/22/25 .. 379 384
991718040.UG.FTS.B, 18.97%, 1/22/25 .. 243 248
991647527.UG.FTS.B, 19.21%, 1/22/25 .. 1 1
991685413.UG.FTS.B, 19.21%, 1/22/25 .. 170 173
991691716.UG.FTS.B, 19.21%, 1/22/25 .. 2,004 2,043
991705742.UG.FTS.B, 19.21%, 1/22/25 .. 1,395 1,421
991719610.UG.FTS.B, 19.21%, 1/22/25 .. 1,668 1,698
991789966.UG.FTS.B, 19.8%, 1/22/25 ... 228 230
991643928.UG.FTS.B, 19.97%, 1/22/25 .. 126 128
991683557.UG.FTS.B, 19.99%, 1/22/25 .. 2,415 2,513
991699543.UG.FTS.B, 19.99%, 1/22/25 .. 54 53
991756568.UG.FTS.B, 19.99%, 1/22/25 .. 206 211
991788027.UG.FTS.B, 19.99%, 1/22/25 .. 208 214
991798308.UG.FTS.B, 19.99%, 1/22/25 .. 37 37
991662768.UG.FTS.B, 20.97%, 1/22/25 .. 112 111
991725447.UG.FTS.B, 20.97%, 1/22/25 .. 61 61
991656133.UG.FTS.B, 21.46%, 1/22/25 .. 400 406
991695092.UG.FTS.B, 21.46%, 1/22/25 .. 352 347
991754484.UG.FTS.B, 21.46%, 1/22/25 .. 144 145
991637211.UG.FTS.B, 21.97%, 1/22/25 .. 182 184
991678173.UG.FTS.B, 21.98%, 1/22/25 .. 103 101
991710476.UG.FTS.B, 21.98%, 1/22/25 .. 20 20
991682011.UG.FTS.B, 22.97%, 1/22/25 .. 136 135
991801534.UG.FTS.B, 22.97%, 1/22/25 .. 120 120
991671050.UG.FTS.B, 23.95%, 1/22/25 .. 118 15
991672498.UG.FTS.B, 23.95%, 1/22/25 .. 139 141
991676913.UG.FTS.B, 23.95%, 1/22/25 .. 1,630 1,651
991629369.UG.FTS.B, 26.94%, 1/22/25 .. 99 100
991652030.UG.FTS.B, 26.94%, 1/22/25 .. 144 145
991664671.UG.FTS.B, 26.94%, 1/22/25 .. 140 139
991701628.UG.FTS.B, 27.99%, 1/22/25 .. 5 5
991629638.UG.FTS.B, 28.98%, 1/22/25 .. 211 220
991632809.UG.FTS.B, 28.98%, 1/22/25 .. 129 128
991638269.UG.FTS.B, 28.98%, 1/22/25 .. 8 8
991653648.UG.FTS.B, 28.98%, 1/22/25 .. 57 59
991654067.UG.FTS.B, 28.98%, 1/22/25 .. 926 953
991655233.UG.FTS.B, 28.98%, 1/22/25 .. 229 237
991655297.UG.FTS.B, 28.98%, 1/22/25 .. 158 160
991655916.UG.FTS.B, 28.98%, 1/22/25 .. 189 195
991657460.UG.FTS.B, 28.98%, 1/22/25 .. 417 434
991662231.UG.FTS.B, 28.98%, 1/22/25 .. 107 110
991662724.UG.FTS.B, 28.98%, 1/22/25 .. 37 38
991678788.UG.FTS.B, 28.98%, 1/22/25 .. 258 259
991683610.UG.FTS.B, 28.98%, 1/22/25 .. 119 124
991694072.UG.FTS.B, 28.98%, 1/22/25 .. 688 715
991698065.UG.FTS.B, 28.98%, 1/22/25 .. 370 374
991701337.UG.FTS.B, 28.98%, 1/22/25 .. – –
991711153.UG.FTS.B, 28.98%, 1/22/25 .. 50 51
991718046.UG.FTS.B, 28.98%, 1/22/25 .. 162 162
991720046.UG.FTS.B, 28.98%, 1/22/25 .. 13 13
991722351.UG.FTS.B, 28.98%, 1/22/25 .. 824 856
991723958.UG.FTS.B, 28.98%, 1/22/25 .. 50 50
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991758512.UG.FTS.B, 28.98%, 1/22/25 .. $ 64 $ (2)
991763204.UG.FTS.B, 28.98%, 1/22/25 .. 632 648
991766379.UG.FTS.B, 28.98%, 1/22/25 .. 19 19
991783308.UG.FTS.B, 28.98%, 1/22/25 .. 191 191
991802680.UG.FTS.B, 28.98%, 1/22/25 .. 144 98
991628550.UG.FTS.B, 29.49%, 1/22/25 .. 83 86
991634061.UG.FTS.B, 29.49%, 1/22/25 .. 211 219
991634393.UG.FTS.B, 29.49%, 1/22/25 .. 2,798 2,869
991636661.UG.FTS.B, 29.49%, 1/22/25 .. 2,258 2,356
991642369.UG.FTS.B, 29.49%, 1/22/25 .. 10 2
991642874.UG.FTS.B, 29.49%, 1/22/25 .. 86 89
991644780.UG.FTS.B, 29.49%, 1/22/25 .. 9 9
991644808.UG.FTS.B, 29.49%, 1/22/25 .. 73 75
991646259.UG.FTS.B, 29.49%, 1/22/25 .. 594 619
991650009.UG.FTS.B, 29.49%, 1/22/25 .. 34 34
991653804.UG.FTS.B, 29.49%, 1/22/25 .. 436 454
991658593.UG.FTS.B, 29.49%, 1/22/25 .. 153 156
991663564.UG.FTS.B, 29.49%, 1/22/25 .. 1,262 1,304
991671251.UG.FTS.B, 29.49%, 1/22/25 .. 13 13
991672394.UG.FTS.B, 29.49%, 1/22/25 .. 89 93
991678636.UG.FTS.B, 29.49%, 1/22/25 .. 114 117
991679933.UG.FTS.B, 29.49%, 1/22/25 .. 29 29
991682094.UG.FTS.B, 29.49%, 1/22/25 .. 660 689
991688247.UG.FTS.B, 29.49%, 1/22/25 .. 124 129
991710294.UG.FTS.B, 29.49%, 1/22/25 .. 75 77
991713706.UG.FTS.B, 29.49%, 1/22/25 .. 118 121
991718289.UG.FTS.B, 29.49%, 1/22/25 .. 1,031 1,064
991718290.UG.FTS.B, 29.49%, 1/22/25 .. 156 160
991720578.UG.FTS.B, 29.49%, 1/22/25 .. 238 246
991736296.UG.FTS.B, 29.49%, 1/22/25 .. 109 112
991746532.UG.FTS.B, 29.49%, 1/22/25 .. 1,210 1,241
991747337.UG.FTS.B, 29.49%, 1/22/25 .. 39 39
991749787.UG.FTS.B, 29.49%, 1/22/25 .. 288 294
991751645.UG.FTS.B, 29.49%, 1/22/25 .. 98 100
991752337.UG.FTS.B, 29.49%, 1/22/25 .. 298 306
991752883.UG.FTS.B, 29.49%, 1/22/25 .. 44 7
991755018.UG.FTS.B, 29.49%, 1/22/25 .. 175 179
991758600.UG.FTS.B, 29.49%, 1/22/25 .. 14 14
991758788.UG.FTS.B, 29.49%, 1/22/25 .. 268 275
991765455.UG.FTS.B, 29.49%, 1/22/25 .. 286 294
991773156.UG.FTS.B, 29.49%, 1/22/25 .. 467 474
991774923.UG.FTS.B, 29.49%, 1/22/25 .. 140 (7)
991779420.UG.FTS.B, 29.49%, 1/22/25 .. 264 262
991783625.UG.FTS.B, 29.49%, 1/22/25 .. 116 119
991784478.UG.FTS.B, 29.49%, 1/22/25 .. 12 12
991787661.UG.FTS.B, 29.49%, 1/22/25 .. 37 37
991792431.UG.FTS.B, 29.49%, 1/22/25 .. 842 837
991794136.UG.FTS.B, 29.49%, 1/22/25 .. 56 47
991798587.UG.FTS.B, 29.49%, 1/22/25 .. 23 23
991802876.UG.FTS.B, 29.49%, 1/22/25 .. 409 419
991806840.UG.FTS.B, 29.49%, 1/22/25 .. – –
991808836.UG.FTS.B, 29.49%, 1/22/25 .. 18 18
991778465.UG.FTS.B, 29.99%, 1/22/25 .. 18 19
991634115.UG.FTS.B, Zero Cpn, 1/23/25 . 281 19
991646303.UG.FTS.B, Zero Cpn, 1/23/25 . 207 14
991666998.UG.FTS.B, Zero Cpn, 1/23/25 . 195 14
991667673.UG.FTS.B, Zero Cpn, 1/23/25 . 135 9
991681904.UG.FTS.B, Zero Cpn, 1/23/25 . 782 55

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
123
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991684915.UG.FTS.B, Zero Cpn, 1/23/25 . $ 179 $ 12
991713650.UG.FTS.B, Zero Cpn, 1/23/25 . 1,368 93
991725741.UG.FTS.B, Zero Cpn, 1/23/25 . 182 13
991781006.UG.FTS.B, Zero Cpn, 1/23/25 . 49 3
991636779.UG.FTS.B, 14.98%, 1/23/25 .. 124 126
991673294.UG.FTS.B, 14.98%, 1/23/25 .. 4,432 4,438
991685301.UG.FTS.B, 14.98%, 1/23/25 .. 1,112 1,135
991810697.UG.FTS.B, 14.98%, 1/23/25 .. 1,180 1,197
991640768.UG.FTS.B, 15%, 1/23/25 ..... 291 295
991669666.UG.FTS.B, 15.97%, 1/23/25 .. 183 187
991720270.UG.FTS.B, 16.99%, 1/23/25 .. 695 708
991724639.UG.FTS.B, 17.99%, 1/23/25 .. 29 29
991806652.UG.FTS.B, 17.99%, 1/23/25 .. 309 311
991713762.UG.FTS.B, 18.21%, 1/23/25 .. 191 191
991807503.UG.FTS.B, 18.21%, 1/23/25 .. 21 21
991629464.UG.FTS.B, 18.97%, 1/23/25 .. 97 98
991634874.UG.FTS.B, 18.97%, 1/23/25 .. 1,575 1,605
991637138.UG.FTS.B, 18.97%, 1/23/25 .. 545 555
991652563.UG.FTS.B, 18.97%, 1/23/25 .. 1,487 1,516
991654901.UG.FTS.B, 18.97%, 1/23/25 .. 8,039 8,199
991665228.UG.FTS.B, 18.97%, 1/23/25 .. 328 329
991732049.UG.FTS.B, 18.97%, 1/23/25 .. 1,315 1,332
991655628.UG.FTS.B, 19.21%, 1/23/25 .. 391 398
991700455.UG.FTS.B, 19.21%, 1/23/25 .. 349 347
991720395.UG.FTS.B, 19.21%, 1/23/25 .. 481 490
991723070.UG.FTS.B, 19.21%, 1/23/25 .. 1,602 1,633
991801084.UG.FTS.B, 19.21%, 1/23/25 .. 770 776
991658233.UG.FTS.B, 19.8%, 1/23/25 ... 806 821
991772614.UG.FTS.B, 19.8%, 1/23/25 ... 2,880 2,911
991792267.UG.FTS.B, 19.8%, 1/23/25 ... 1,885 147
991793572.UG.FTS.B, 19.8%, 1/23/25 ... 1,599 1,615
991817217.UG.FTS.B, 19.8%, 1/23/25 ... 48 49
991632705.UG.FTS.B, 19.99%, 1/23/25 .. 2,180 2,269
991655150.UG.FTS.B, 19.99%, 1/23/25 .. 695 716
991671970.UG.FTS.B, 19.99%, 1/23/25 .. 291 303
991679224.UG.FTS.B, 19.99%, 1/23/25 .. 237 241
991811950.UG.FTS.B, 19.99%, 1/23/25 .. 141 142
991665786.UG.FTS.B, 20.46%, 1/23/25 .. 238 243
991701667.UG.FTS.B, 20.46%, 1/23/25 .. 156 158
991718868.UG.FTS.B, 20.46%, 1/23/25 .. 270 274
991722899.UG.FTS.B, 20.46%, 1/23/25 .. 241 245
991735353.UG.FTS.B, 20.97%, 1/23/25 .. 13 13
991705904.UG.FTS.B, 20.98%, 1/23/25 .. 87 88
991638426.UG.FTS.B, 21.46%, 1/23/25 .. 1,280 94
991653986.UG.FTS.B, 21.46%, 1/23/25 .. 255 252
991661446.UG.FTS.B, 21.46%, 1/23/25 .. 107 8
991677495.UG.FTS.B, 21.46%, 1/23/25 .. 151 153
991688517.UG.FTS.B, 21.46%, 1/23/25 .. 385 (3)
991693269.UG.FTS.B, 21.46%, 1/23/25 .. 118 9
991700214.UG.FTS.B, 21.46%, 1/23/25 .. 262 266
991710233.UG.FTS.B, 21.46%, 1/23/25 .. 525 533
991745840.UG.FTS.B, 21.46%, 1/23/25 .. 516 519
991760990.UG.FTS.B, 21.46%, 1/23/25 .. 29 29
991666562.UG.FTS.B, 21.97%, 1/23/25 .. 324 329
991639095.UG.FTS.B, 21.98%, 1/23/25 .. 185 187
991641726.UG.FTS.B, 21.98%, 1/23/25 .. 899 897
991759715.UG.FTS.B, 21.98%, 1/23/25 .. 485 488
991786528.UG.FTS.B, 21.98%, 1/23/25 .. 147 148
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991644696.UG.FTS.B, 23.95%, 1/23/25 .. $ 121 $ 121
991784495.UG.FTS.B, 25.98%, 1/23/25 .. 155 157
991666003.UG.FTS.B, 26.94%, 1/23/25 .. 150 12
991693097.UG.FTS.B, 26.94%, 1/23/25 .. 446 446
991629548.UG.FTS.B, 28.98%, 1/23/25 .. 353 357
991635693.UG.FTS.B, 28.98%, 1/23/25 .. 170 176
991636074.UG.FTS.B, 28.98%, 1/23/25 .. 700 725
991636843.UG.FTS.B, 28.98%, 1/23/25 .. 445 456
991644625.UG.FTS.B, 28.98%, 1/23/25 .. 176 183
991644719.UG.FTS.B, 28.98%, 1/23/25 .. 766 786
991655367.UG.FTS.B, 28.98%, 1/23/25 .. 155 154
991656845.UG.FTS.B, 28.98%, 1/23/25 .. 165 172
991662149.UG.FTS.B, 28.98%, 1/23/25 .. 348 353
991665357.UG.FTS.B, 28.98%, 1/23/25 .. 1,824 1,877
991665490.UG.FTS.B, 28.98%, 1/23/25 .. 414 431
991667605.UG.FTS.B, 28.98%, 1/23/25 .. 556 579
991667998.UG.FTS.B, 28.98%, 1/23/25 .. 1,223 1,207
991671053.UG.FTS.B, 28.98%, 1/23/25 .. 17 17
991671248.UG.FTS.B, 28.98%, 1/23/25 .. 155 161
991671791.UG.FTS.B, 28.98%, 1/23/25 .. 268 269
991675411.UG.FTS.B, 28.98%, 1/23/25 .. 707 723
991677694.UG.FTS.B, 28.98%, 1/23/25 .. 554 555
991679075.UG.FTS.B, 28.98%, 1/23/25 .. 65 67
991693174.UG.FTS.B, 28.98%, 1/23/25 .. 207 215
991693333.UG.FTS.B, 28.98%, 1/23/25 .. 236 243
991695544.UG.FTS.B, 28.98%, 1/23/25 .. 195 203
991696216.UG.FTS.B, 28.98%, 1/23/25 .. 20 20
991700691.UG.FTS.B, 28.98%, 1/23/25 .. 52 53
991714226.UG.FTS.B, 28.98%, 1/23/25 .. 143 146
991719766.UG.FTS.B, 28.98%, 1/23/25 .. 414 429
991720618.UG.FTS.B, 28.98%, 1/23/25 .. 103 107
991725624.UG.FTS.B, 28.98%, 1/23/25 .. 118 9
991734227.UG.FTS.B, 28.98%, 1/23/25 .. 224 227
991736765.UG.FTS.B, 28.98%, 1/23/25 .. 161 161
991739642.UG.FTS.B, 28.98%, 1/23/25 .. 80 82
991740876.UG.FTS.B, 28.98%, 1/23/25 .. 3,767 3,843
991743895.UG.FTS.B, 28.98%, 1/23/25 .. 257 264
991755793.UG.FTS.B, 28.98%, 1/23/25 .. 218 220
991760215.UG.FTS.B, 28.98%, 1/23/25 .. 88 12
991764530.UG.FTS.B, 28.98%, 1/23/25 .. 129 126
991768579.UG.FTS.B, 28.98%, 1/23/25 .. 31 31
991768584.UG.FTS.B, 28.98%, 1/23/25 .. 44 45
991772947.UG.FTS.B, 28.98%, 1/23/25 .. 819 840
991774877.UG.FTS.B, 28.98%, 1/23/25 .. 156 160
991779183.UG.FTS.B, 28.98%, 1/23/25 .. 747 745
991782023.UG.FTS.B, 28.98%, 1/23/25 .. 404 414
991782508.UG.FTS.B, 28.98%, 1/23/25 .. 246 252
991785616.UG.FTS.B, 28.98%, 1/23/25 .. 46 47
991795129.UG.FTS.B, 28.98%, 1/23/25 .. 11 11
991807448.UG.FTS.B, 28.98%, 1/23/25 .. 304 312
991807581.UG.FTS.B, 28.98%, 1/23/25 .. 89 7
991787803.UG.FTS.B, 29.46%, 1/23/25 .. 78 78
991798404.UG.FTS.B, 29.47%, 1/23/25 .. 51 5
991632479.UG.FTS.B, 29.49%, 1/23/25 .. 681 698
991635514.UG.FTS.B, 29.49%, 1/23/25 .. 3,243 3,368
991635734.UG.FTS.B, 29.49%, 1/23/25 .. 320 43
991640354.UG.FTS.B, 29.49%, 1/23/25 .. 343 357
991640844.UG.FTS.B, 29.49%, 1/23/25 .. 70 72

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
124
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991643437.UG.FTS.B, 29.49%, 1/23/25 .. $ 145 $ 151
991646401.UG.FTS.B, 29.49%, 1/23/25 .. 44 46
991648051.UG.FTS.B, 29.49%, 1/23/25 .. 423 441
991649488.UG.FTS.B, 29.49%, 1/23/25 .. 240 250
991650076.UG.FTS.B, 29.49%, 1/23/25 .. 59 60
991651099.UG.FTS.B, 29.49%, 1/23/25 .. 113 116
991652096.UG.FTS.B, 29.49%, 1/23/25 .. – –
991655169.UG.FTS.B, 29.49%, 1/23/25 .. 166 174
991659040.UG.FTS.B, 29.49%, 1/23/25 .. 63 64
991659984.UG.FTS.B, 29.49%, 1/23/25 .. 33 34
991660204.UG.FTS.B, 29.49%, 1/23/25 .. 118 121
991661550.UG.FTS.B, 29.49%, 1/23/25 .. 93 94
991662010.UG.FTS.B, 29.49%, 1/23/25 .. 196 204
991662703.UG.FTS.B, 29.49%, 1/23/25 .. 57 57
991664752.UG.FTS.B, 29.49%, 1/23/25 .. 1,236 1,268
991664791.UG.FTS.B, 29.49%, 1/23/25 .. 191 198
991669123.UG.FTS.B, 29.49%, 1/23/25 .. 384 (15)
991669828.UG.FTS.B, 29.49%, 1/23/25 .. 253 263
991670618.UG.FTS.B, 29.49%, 1/23/25 .. 284 295
991672381.UG.FTS.B, 29.49%, 1/23/25 .. 441 456
991672472.UG.FTS.B, 29.49%, 1/23/25 .. 152 158
991674428.UG.FTS.B, 29.49%, 1/23/25 .. 1,155 1,203
991678185.UG.FTS.B, 29.49%, 1/23/25 .. 86 89
991678811.UG.FTS.B, 29.49%, 1/23/25 .. 518 539
991680942.UG.FTS.B, 29.49%, 1/23/25 .. 440 59
991682804.UG.FTS.B, 29.49%, 1/23/25 .. 332 328
991684286.UG.FTS.B, 29.49%, 1/23/25 .. 10 10
991684319.UG.FTS.B, 29.49%, 1/23/25 .. 79 82
991685294.UG.FTS.B, 29.49%, 1/23/25 .. 323 323
991685999.UG.FTS.B, 29.49%, 1/23/25 .. 62 64
991686992.UG.FTS.B, 29.49%, 1/23/25 .. 5 5
991688415.UG.FTS.B, 29.49%, 1/23/25 .. 524 539
991688858.UG.FTS.B, 29.49%, 1/23/25 .. 165 168
991692660.UG.FTS.B, 29.49%, 1/23/25 .. 3 3
991693141.UG.FTS.B, 29.49%, 1/23/25 .. 66 68
991694241.UG.FTS.B, 29.49%, 1/23/25 .. 120 121
991700061.UG.FTS.B, 29.49%, 1/23/25 .. 27 28
991705948.UG.FTS.B, 29.49%, 1/23/25 .. 87 91
991710464.UG.FTS.B, 29.49%, 1/23/25 .. 119 121
991718098.UG.FTS.B, 29.49%, 1/23/25 .. 212 47
991727898.UG.FTS.B, 29.49%, 1/23/25 .. 128 131
991731138.UG.FTS.B, 29.49%, 1/23/25 .. 75 74
991740952.UG.FTS.B, 29.49%, 1/23/25 .. 181 185
991749836.UG.FTS.B, 29.49%, 1/23/25 .. 1,721 229
991758368.UG.FTS.B, 29.49%, 1/23/25 .. 314 322
991759014.UG.FTS.B, 29.49%, 1/23/25 .. 129 132
991762640.UG.FTS.B, 29.49%, 1/23/25 .. 131 134
991762816.UG.FTS.B, 29.49%, 1/23/25 .. 105 107
991763398.UG.FTS.B, 29.49%, 1/23/25 .. 106 109
991764778.UG.FTS.B, 29.49%, 1/23/25 .. 138 142
991764948.UG.FTS.B, 29.49%, 1/23/25 .. 61 62
991766961.UG.FTS.B, 29.49%, 1/23/25 .. – –
991768207.UG.FTS.B, 29.49%, 1/23/25 .. 13 13
991768574.UG.FTS.B, 29.49%, 1/23/25 .. 35 35
991773008.UG.FTS.B, 29.49%, 1/23/25 .. 133 10
991779628.UG.FTS.B, 29.49%, 1/23/25 .. 39 40
991781870.UG.FTS.B, 29.49%, 1/23/25 .. 306 312
991782329.UG.FTS.B, 29.49%, 1/23/25 .. 124 16
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991787630.UG.FTS.B, 29.49%, 1/23/25 .. $ 84 $ 87
991791018.UG.FTS.B, 29.49%, 1/23/25 .. 88 88
991792329.UG.FTS.B, 29.49%, 1/23/25 .. 368 377
991792570.UG.FTS.B, 29.49%, 1/23/25 .. 431 59
991792684.UG.FTS.B, 29.49%, 1/23/25 .. 874 880
991795103.UG.FTS.B, 29.49%, 1/23/25 .. 58 60
991798958.UG.FTS.B, 29.49%, 1/23/25 .. 572 575
991816343.UG.FTS.B, 29.49%, 1/23/25 .. 131 133
991816545.UG.FTS.B, 29.49%, 1/23/25 .. 142 145
991817291.UG.FTS.B, 29.49%, 1/23/25 .. 291 292
991759330.UG.FTS.B, Zero Cpn, 1/24/25 . 80 6
991783823.UG.FTS.B, Zero Cpn, 1/24/25 . 1,883 129
991656882.UG.FTS.B, 14.98%, 1/24/25 .. 335 342
991755553.UG.FTS.B, 14.98%, 1/24/25 .. 305 310
991648853.UG.FTS.B, 15%, 1/24/25 ..... 4,023 4,077
991708919.UG.FTS.B, 15%, 1/24/25 ..... 27 27
991800979.UG.FTS.B, 15.97%, 1/24/25 .. 5,532 5,619
991636992.UG.FTS.B, 16.99%, 1/24/25 .. 100 100
991638528.UG.FTS.B, 16.99%, 1/24/25 .. 409 49
991642911.UG.FTS.B, 16.99%, 1/24/25 .. 314 22
991708759.UG.FTS.B, 17.99%, 1/24/25 .. 1,791 1,828
991734778.UG.FTS.B, 17.99%, 1/24/25 .. 119 121
991746840.UG.FTS.B, 17.99%, 1/24/25 .. 1,361 1,379
991799064.UG.FTS.B, 17.99%, 1/24/25 .. 783 504
991690303.UG.FTS.B, 18.97%, 1/24/25 .. 642 655
991699954.UG.FTS.B, 18.97%, 1/24/25 .. 111 113
991702242.UG.FTS.B, 18.97%, 1/24/25 .. 52 53
991708811.UG.FTS.B, 18.97%, 1/24/25 .. 777 781
991704768.UG.FTS.B, 19.21%, 1/24/25 .. 653 658
991656757.UG.FTS.B, 19.46%, 1/24/25 .. 3,364 3,334
991632438.UG.FTS.B, 19.8%, 1/24/25 ... 1,494 1,491
991697824.UG.FTS.B, 19.8%, 1/24/25 ... 102 102
991806310.UG.FTS.B, 19.97%, 1/24/25 .. 462 3
991576025.UG.FTS.B, 19.99%, 1/24/25 .. 153 157
991581472.UG.FTS.B, 19.99%, 1/24/25 .. 112 (1)
991585928.UG.FTS.B, 19.99%, 1/24/25 .. 12 12
991598140.UG.FTS.B, 19.99%, 1/24/25 .. 98 101
991608248.UG.FTS.B, 19.99%, 1/24/25 .. 76 79
991629457.UG.FTS.B, 19.99%, 1/24/25 .. 554 572
991642292.UG.FTS.B, 19.99%, 1/24/25 .. 166 170
991650113.UG.FTS.B, 19.99%, 1/24/25 .. 2,204 2,234
991651074.UG.FTS.B, 19.99%, 1/24/25 .. 55 56
991653352.UG.FTS.B, 19.99%, 1/24/25 .. 131 137
991799920.UG.FTS.B, 19.99%, 1/24/25 .. 1,713 1,756
991805172.UG.FTS.B, 19.99%, 1/24/25 .. 96 100
991805637.UG.FTS.B, 19.99%, 1/24/25 .. 211 217
991807354.UG.FTS.B, 19.99%, 1/24/25 .. 87 88
991813869.UG.FTS.B, 19.99%, 1/24/25 .. 90 90
991722377.UG.FTS.B, 20.46%, 1/24/25 .. 2,414 2,457
991745755.UG.FTS.B, 20.46%, 1/24/25 .. 378 375
991781421.UG.FTS.B, 20.46%, 1/24/25 .. 302 306
991786433.UG.FTS.B, 20.46%, 1/24/25 .. 143 144
991699313.UG.FTS.B, 20.97%, 1/24/25 .. 519 524
991631506.UG.FTS.B, 21.46%, 1/24/25 .. 276 280
991749758.UG.FTS.B, 21.46%, 1/24/25 .. 4,800 4,830
991786125.UG.FTS.B, 21.46%, 1/24/25 .. 156 157
991806077.UG.FTS.B, 21.97%, 1/24/25 .. 104 104
991691604.UG.FTS.B, 21.98%, 1/24/25 .. 405 411

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
125
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991722423.UG.FTS.B, 21.98%, 1/24/25 .. $ 3,638 $ 3,695
991748280.UG.FTS.B, 21.98%, 1/24/25 .. 89 90
991801295.UG.FTS.B, 21.98%, 1/24/25 .. 804 809
991717329.UG.FTS.B, 22.97%, 1/24/25 .. 1,993 2,022
991706518.UG.FTS.B, 24.95%, 1/24/25 .. 1,101 1,114
991644078.UG.FTS.B, 25.95%, 1/24/25 .. 645 648
991700887.UG.FTS.B, 25.95%, 1/24/25 .. 163 164
991780248.UG.FTS.B, 27.95%, 1/24/25 .. 90 92
991680442.UG.FTS.B, 27.99%, 1/24/25 .. 33 34
991575802.UG.FTS.B, 28.98%, 1/24/25 .. 920 905
991577230.UG.FTS.B, 28.98%, 1/24/25 .. 167 174
991577662.UG.FTS.B, 28.98%, 1/24/25 .. 286 294
991578086.UG.FTS.B, 28.98%, 1/24/25 .. 160 12
991578656.UG.FTS.B, 28.98%, 1/24/25 .. 858 874
991583017.UG.FTS.B, 28.98%, 1/24/25 .. 358 371
991586355.UG.FTS.B, 28.98%, 1/24/25 .. 52 52
991592816.UG.FTS.B, 28.98%, 1/24/25 .. 17 17
991595786.UG.FTS.B, 28.98%, 1/24/25 .. 82 83
991628863.UG.FTS.B, 28.98%, 1/24/25 .. 716 742
991629929.UG.FTS.B, 28.98%, 1/24/25 .. 35 35
991634826.UG.FTS.B, 28.98%, 1/24/25 .. 624 650
991639159.UG.FTS.B, 28.98%, 1/24/25 .. 96 99
991640485.UG.FTS.B, 28.98%, 1/24/25 .. 1,247 1,284
991640929.UG.FTS.B, 28.98%, 1/24/25 .. 31 31
991644552.UG.FTS.B, 28.98%, 1/24/25 .. 21 21
991645339.UG.FTS.B, 28.98%, 1/24/25 .. 495 492
991649512.UG.FTS.B, 28.98%, 1/24/25 .. 177 (4)
991651901.UG.FTS.B, 28.98%, 1/24/25 .. 688 716
991659856.UG.FTS.B, 28.98%, 1/24/25 .. 121 126
991662614.UG.FTS.B, 28.98%, 1/24/25 .. 69 6
991664144.UG.FTS.B, 28.98%, 1/24/25 .. 51 52
991665878.UG.FTS.B, 28.98%, 1/24/25 .. 365 380
991667154.UG.FTS.B, 28.98%, 1/24/25 .. 497 490
991669337.UG.FTS.B, 28.98%, 1/24/25 .. 50 50
991670648.UG.FTS.B, 28.98%, 1/24/25 .. 129 132
991671947.UG.FTS.B, 28.98%, 1/24/25 .. 459 478
991673929.UG.FTS.B, 28.98%, 1/24/25 .. 332 345
991677444.UG.FTS.B, 28.98%, 1/24/25 .. 14 14
991681258.UG.FTS.B, 28.98%, 1/24/25 .. 1,153 1,177
991685641.UG.FTS.B, 28.98%, 1/24/25 .. 315 318
991688160.UG.FTS.B, 28.98%, 1/24/25 .. 2,509 2,566
991689399.UG.FTS.B, 28.98%, 1/24/25 .. 143 147
991692103.UG.FTS.B, 28.98%, 1/24/25 .. 497 517
991703547.UG.FTS.B, 28.98%, 1/24/25 .. 338 (15)
991713017.UG.FTS.B, 28.98%, 1/24/25 .. 184 192
991724136.UG.FTS.B, 28.98%, 1/24/25 .. 131 137
991725698.UG.FTS.B, 28.98%, 1/24/25 .. 277 280
991733516.UG.FTS.B, 28.98%, 1/24/25 .. 336 344
991738430.UG.FTS.B, 28.98%, 1/24/25 .. 326 43
991754851.UG.FTS.B, 28.98%, 1/24/25 .. 105 107
991762575.UG.FTS.B, 28.98%, 1/24/25 .. 658 675
991776412.UG.FTS.B, 28.98%, 1/24/25 .. 853 872
991777910.UG.FTS.B, 28.98%, 1/24/25 .. 226 232
991780022.UG.FTS.B, 28.98%, 1/24/25 .. 249 255
991780591.UG.FTS.B, 28.98%, 1/24/25 .. 198 193
991781561.UG.FTS.B, 28.98%, 1/24/25 .. – –
991781585.UG.FTS.B, 28.98%, 1/24/25 .. 70 72
991781826.UG.FTS.B, 28.98%, 1/24/25 .. 516 521
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991783185.UG.FTS.B, 28.98%, 1/24/25 .. $ 115 $ 118
991783742.UG.FTS.B, 28.98%, 1/24/25 .. 802 821
991785319.UG.FTS.B, 28.98%, 1/24/25 .. 546 560
991789793.UG.FTS.B, 28.98%, 1/24/25 .. 1,276 1,309
991789906.UG.FTS.B, 28.98%, 1/24/25 .. 210 216
991791199.UG.FTS.B, 28.98%, 1/24/25 .. 267 274
991791520.UG.FTS.B, 28.98%, 1/24/25 .. 86 90
991795762.UG.FTS.B, 28.98%, 1/24/25 .. 125 16
991797202.UG.FTS.B, 28.98%, 1/24/25 .. – –
991808380.UG.FTS.B, 28.98%, 1/24/25 .. 127 17
991814864.UG.FTS.B, 28.98%, 1/24/25 .. 70 72
991817525.UG.FTS.B, 28.98%, 1/24/25 .. 5 5
991821037.UG.FTS.B, 28.98%, 1/24/25 .. 322 330
991576301.UG.FTS.B, 29.49%, 1/24/25 .. 2,441 2,545
991577400.UG.FTS.B, 29.49%, 1/24/25 .. 570 584
991577993.UG.FTS.B, 29.49%, 1/24/25 .. 705 (19)
991579123.UG.FTS.B, 29.49%, 1/24/25 .. 190 198
991580987.UG.FTS.B, 29.49%, 1/24/25 .. 801 826
991581435.UG.FTS.B, 29.49%, 1/24/25 .. 273 284
991585851.UG.FTS.B, 29.49%, 1/24/25 .. 276 288
991589214.UG.FTS.B, 29.49%, 1/24/25 .. 711 737
991598092.UG.FTS.B, 29.49%, 1/24/25 .. 136 140
991598173.UG.FTS.B, 29.49%, 1/24/25 .. 368 383
991612456.UG.FTS.B, 29.49%, 1/24/25 .. 231 223
991623495.UG.FTS.B, 29.49%, 1/24/25 .. 60 9
991630195.UG.FTS.B, 29.49%, 1/24/25 .. 151 102
991631439.UG.FTS.B, 29.49%, 1/24/25 .. 22 22
991633359.UG.FTS.B, 29.49%, 1/24/25 .. 607 622
991635775.UG.FTS.B, 29.49%, 1/24/25 .. 270 282
991636237.UG.FTS.B, 29.49%, 1/24/25 .. 7 7
991637080.UG.FTS.B, 29.49%, 1/24/25 .. 111 116
991638944.UG.FTS.B, 29.49%, 1/24/25 .. 41 41
991644916.UG.FTS.B, 29.49%, 1/24/25 .. 233 242
991645022.UG.FTS.B, 29.49%, 1/24/25 .. 102 106
991646526.UG.FTS.B, 29.49%, 1/24/25 .. 555 570
991648884.UG.FTS.B, 29.49%, 1/24/25 .. 146 149
991650579.UG.FTS.B, 29.49%, 1/24/25 .. 526 550
991651346.UG.FTS.B, 29.49%, 1/24/25 .. 13 13
991654006.UG.FTS.B, 29.49%, 1/24/25 .. 142 146
991654015.UG.FTS.B, 29.49%, 1/24/25 .. 37 32
991658417.UG.FTS.B, 29.49%, 1/24/25 .. 149 146
991658664.UG.FTS.B, 29.49%, 1/24/25 .. 185 192
991658973.UG.FTS.B, 29.49%, 1/24/25 .. 350 365
991660665.UG.FTS.B, 29.49%, 1/24/25 .. 410 412
991661860.UG.FTS.B, 29.49%, 1/24/25 .. 103 103
991662002.UG.FTS.B, 29.49%, 1/24/25 .. 487 506
991663979.UG.FTS.B, 29.49%, 1/24/25 .. 91 (3)
991670699.UG.FTS.B, 29.49%, 1/24/25 .. 57 57
991671992.UG.FTS.B, 29.49%, 1/24/25 .. 747 779
991675138.UG.FTS.B, 29.49%, 1/24/25 .. 200 28
991678769.UG.FTS.B, 29.49%, 1/24/25 .. 10 10
991679391.UG.FTS.B, 29.49%, 1/24/25 .. 15 15
991679445.UG.FTS.B, 29.49%, 1/24/25 .. 127 133
991680577.UG.FTS.B, 29.49%, 1/24/25 .. 47 47
991682018.UG.FTS.B, 29.49%, 1/24/25 .. 46 7
991682353.UG.FTS.B, 29.49%, 1/24/25 .. 981 73
991684181.UG.FTS.B, 29.49%, 1/24/25 .. 715 745
991685612.UG.FTS.B, 29.49%, 1/24/25 .. 311 320

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
126
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991692375.UG.FTS.B, 29.49%, 1/24/25 .. $ 25 $ 25
991692427.UG.FTS.B, 29.49%, 1/24/25 .. 373 369
991692536.UG.FTS.B, 29.49%, 1/24/25 .. 318 331
991694080.UG.FTS.B, 29.49%, 1/24/25 .. 80 82
991697044.UG.FTS.B, 29.49%, 1/24/25 .. 262 273
991700205.UG.FTS.B, 29.49%, 1/24/25 .. 393 403
991706610.UG.FTS.B, 29.49%, 1/24/25 .. 13 13
991709442.UG.FTS.B, 29.49%, 1/24/25 .. 161 163
991714607.UG.FTS.B, 29.49%, 1/24/25 .. 297 286
991714756.UG.FTS.B, 29.49%, 1/24/25 .. 54 55
991714762.UG.FTS.B, 29.49%, 1/24/25 .. 126 128
991715066.UG.FTS.B, 29.49%, 1/24/25 .. 120 117
991723894.UG.FTS.B, 29.49%, 1/24/25 .. 277 288
991726881.UG.FTS.B, 29.49%, 1/24/25 .. 223 229
991727546.UG.FTS.B, 29.49%, 1/24/25 .. 65 67
991732404.UG.FTS.B, 29.49%, 1/24/25 .. 20 21
991735728.UG.FTS.B, 29.49%, 1/24/25 .. – –
991736234.UG.FTS.B, 29.49%, 1/24/25 .. 360 360
991736519.UG.FTS.B, 29.49%, 1/24/25 .. 164 168
991738330.UG.FTS.B, 29.49%, 1/24/25 .. 106 110
991741387.UG.FTS.B, 29.49%, 1/24/25 .. 198 203
991742301.UG.FTS.B, 29.49%, 1/24/25 .. 31 31
991742733.UG.FTS.B, 29.49%, 1/24/25 .. 77 5
991742865.UG.FTS.B, 29.49%, 1/24/25 .. 588 603
991746950.UG.FTS.B, 29.49%, 1/24/25 .. 179 184
991758058.UG.FTS.B, 29.49%, 1/24/25 .. 817 838
991759873.UG.FTS.B, 29.49%, 1/24/25 .. 29 30
991768368.UG.FTS.B, 29.49%, 1/24/25 .. 70 6
991774946.UG.FTS.B, 29.49%, 1/24/25 .. 823 844
991776695.UG.FTS.B, 29.49%, 1/24/25 .. 155 159
991779451.UG.FTS.B, 29.49%, 1/24/25 .. 20 20
991781667.UG.FTS.B, 29.49%, 1/24/25 .. 89 93
991782230.UG.FTS.B, 29.49%, 1/24/25 .. 138 141
991784434.UG.FTS.B, 29.49%, 1/24/25 .. 40 40
991784942.UG.FTS.B, 29.49%, 1/24/25 .. 71 5
991788566.UG.FTS.B, 29.49%, 1/24/25 .. 106 109
991788656.UG.FTS.B, 29.49%, 1/24/25 .. 33 6
991797472.UG.FTS.B, 29.49%, 1/24/25 .. 11 11
991799040.UG.FTS.B, 29.49%, 1/24/25 .. 189 194
991802616.UG.FTS.B, 29.49%, 1/24/25 .. 180 12
991803911.UG.FTS.B, 29.49%, 1/24/25 .. 229 32
991804458.UG.FTS.B, 29.49%, 1/24/25 .. – –
991804599.UG.FTS.B, 29.49%, 1/24/25 .. 30 30
991807220.UG.FTS.B, 29.49%, 1/24/25 .. 53 54
991817555.UG.FTS.B, 29.49%, 1/24/25 .. 12 12
991818233.UG.FTS.B, 29.49%, 1/24/25 .. 110 112
991821225.UG.FTS.B, 29.49%, 1/24/25 .. – –
991823070.UG.FTS.B, 29.49%, 1/24/25 .. 924 942
991744460.UG.FTS.B, 29.99%, 1/24/25 .. 121 (5)
991604576.UG.FTS.B, Zero Cpn, 1/25/25 . 95 7
991680840.UG.FTS.B, Zero Cpn, 1/25/25 . 68 5
991716330.UG.FTS.B, Zero Cpn, 1/25/25 . 812 56
991746419.UG.FTS.B, Zero Cpn, 1/25/25 . 295 20
991801025.UG.FTS.B, Zero Cpn, 1/25/25 . 115 8
991829201.UG.FTS.B, Zero Cpn, 1/25/25 . 2,297 158
991663336.UG.FTS.B, 14.97%, 1/25/25 .. 910 104
991722200.UG.FTS.B, 14.98%, 1/25/25 .. 316 323
991785631.UG.FTS.B, 14.98%, 1/25/25 .. – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991685938.UG.FTS.B, 15.97%, 1/25/25 .. $ 127 $ 130
991691336.UG.FTS.B, 15.97%, 1/25/25 .. 14,764 15,084
991719427.UG.FTS.B, 15.97%, 1/25/25 .. 298 304
991706579.UG.FTS.B, 16.99%, 1/25/25 .. 116 117
991708991.UG.FTS.B, 17.99%, 1/25/25 .. 902 905
991730945.UG.FTS.B, 17.99%, 1/25/25 .. 38 38
991658411.UG.FTS.B, 18.97%, 1/25/25 .. 730 742
991749481.UG.FTS.B, 18.97%, 1/25/25 .. 626 634
991639650.UG.FTS.B, 19.21%, 1/25/25 .. 2,647 2,631
991648674.UG.FTS.B, 19.21%, 1/25/25 .. – –
991667139.UG.FTS.B, 19.21%, 1/25/25 .. 393 400
991690379.UG.FTS.B, 19.21%, 1/25/25 .. 353 353
991783060.UG.FTS.B, 19.21%, 1/25/25 .. 400 404
991811906.UG.FTS.B, 19.46%, 1/25/25 .. 137 138
991771874.UG.FTS.B, 19.8%, 1/25/25 ... 200 202
991583020.UG.FTS.B, 19.99%, 1/25/25 .. 199 206
991596563.UG.FTS.B, 19.99%, 1/25/25 .. 256 264
991598409.UG.FTS.B, 19.99%, 1/25/25 .. 755 786
991639145.UG.FTS.B, 19.99%, 1/25/25 .. 192 24
991639253.UG.FTS.B, 19.99%, 1/25/25 .. 70 71
991647962.UG.FTS.B, 19.99%, 1/25/25 .. 285 292
991655538.UG.FTS.B, 19.99%, 1/25/25 .. 299 298
991660509.UG.FTS.B, 19.99%, 1/25/25 .. 188 15
991671306.UG.FTS.B, 19.99%, 1/25/25 .. 125 130
991730145.UG.FTS.B, 19.99%, 1/25/25 .. 884 920
991733405.UG.FTS.B, 19.99%, 1/25/25 .. 129 16
991751611.UG.FTS.B, 19.99%, 1/25/25 .. 190 195
991754276.UG.FTS.B, 19.99%, 1/25/25 .. 347 355
991768443.UG.FTS.B, 19.99%, 1/25/25 .. 21 21
991810011.UG.FTS.B, 19.99%, 1/25/25 .. 640 657
991811163.UG.FTS.B, 19.99%, 1/25/25 .. 2,172 2,239
991647666.UG.FTS.B, 20.46%, 1/25/25 .. 6,243 6,306
991701511.UG.FTS.B, 20.46%, 1/25/25 .. 1,284 1,297
991735068.UG.FTS.B, 20.97%, 1/25/25 .. 470 474
991659246.UG.FTS.B, 21.46%, 1/25/25 .. 129 129
991693560.UG.FTS.B, 21.46%, 1/25/25 .. 720 726
991697266.UG.FTS.B, 21.46%, 1/25/25 .. 242 245
991702030.UG.FTS.B, 21.46%, 1/25/25 .. 1,792 1,819
991709381.UG.FTS.B, 21.46%, 1/25/25 .. 116 115
991667459.UG.FTS.B, 21.98%, 1/25/25 .. – –
991699663.UG.FTS.B, 21.98%, 1/25/25 .. 119 121
991721907.UG.FTS.B, 21.98%, 1/25/25 .. 971 986
991773306.UG.FTS.B, 21.98%, 1/25/25 .. 510 513
991781998.UG.FTS.B, 21.98%, 1/25/25 .. 166 167
991643275.UG.FTS.B, 22.97%, 1/25/25 .. 1,921 1,949
991717168.UG.FTS.B, 22.97%, 1/25/25 .. – –
991728109.UG.FTS.B, 22.97%, 1/25/25 .. 296 296
991696083.UG.FTS.B, 23.95%, 1/25/25 .. 447 453
991589474.UG.FTS.B, 27.99%, 1/25/25 .. 419 419
991650195.UG.FTS.B, 27.99%, 1/25/25 .. 216 16
991676736.UG.FTS.B, 27.99%, 1/25/25 .. 74 76
991691761.UG.FTS.B, 27.99%, 1/25/25 .. 865 115
991824491.UG.FTS.B, 27.99%, 1/25/25 .. 1,613 1,649
991585948.UG.FTS.B, 28.98%, 1/25/25 .. 980 1,005
991585964.UG.FTS.B, 28.98%, 1/25/25 .. 607 632
991586398.UG.FTS.B, 28.98%, 1/25/25 .. 2,263 2,215
991586821.UG.FTS.B, 28.98%, 1/25/25 .. 3,133 (108)
991588444.UG.FTS.B, 28.98%, 1/25/25 .. 256 266

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
127
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991590950.UG.FTS.B, 28.98%, 1/25/25 .. $ 678 $ 697
991591061.UG.FTS.B, 28.98%, 1/25/25 .. 61 63
991596420.UG.FTS.B, 28.98%, 1/25/25 .. 508 522
991597262.UG.FTS.B, 28.98%, 1/25/25 .. 276 283
991606681.UG.FTS.B, 28.98%, 1/25/25 .. 51 51
991610850.UG.FTS.B, 28.98%, 1/25/25 .. 298 22
991628889.UG.FTS.B, 28.98%, 1/25/25 .. 24 25
991629059.UG.FTS.B, 28.98%, 1/25/25 .. 16 16
991629093.UG.FTS.B, 28.98%, 1/25/25 .. 424 441
991630315.UG.FTS.B, 28.98%, 1/25/25 .. 346 78
991632477.UG.FTS.B, 28.98%, 1/25/25 .. 127 131
991636211.UG.FTS.B, 28.98%, 1/25/25 .. 981 980
991639961.UG.FTS.B, 28.98%, 1/25/25 .. 22 22
991640090.UG.FTS.B, 28.98%, 1/25/25 .. 5 5
991643813.UG.FTS.B, 28.98%, 1/25/25 .. 300 41
991645264.UG.FTS.B, 28.98%, 1/25/25 .. 133 138
991645484.UG.FTS.B, 28.98%, 1/25/25 .. 10 10
991646347.UG.FTS.B, 28.98%, 1/25/25 .. 380 385
991649479.UG.FTS.B, 28.98%, 1/25/25 .. 957 71
991652825.UG.FTS.B, 28.98%, 1/25/25 .. 47 47
991654044.UG.FTS.B, 28.98%, 1/25/25 .. 30 2
991654157.UG.FTS.B, 28.98%, 1/25/25 .. 81 84
991655910.UG.FTS.B, 28.98%, 1/25/25 .. 179 182
991662696.UG.FTS.B, 28.98%, 1/25/25 .. 67 10
991663409.UG.FTS.B, 28.98%, 1/25/25 .. 31 31
991664838.UG.FTS.B, 28.98%, 1/25/25 .. 125 130
991665672.UG.FTS.B, 28.98%, 1/25/25 .. 818 834
991666507.UG.FTS.B, 28.98%, 1/25/25 .. 200 208
991674166.UG.FTS.B, 28.98%, 1/25/25 .. 428 36
991680531.UG.FTS.B, 28.98%, 1/25/25 .. 20 20
991680544.UG.FTS.B, 28.98%, 1/25/25 .. 13 13
991681316.UG.FTS.B, 28.98%, 1/25/25 .. 63 63
991684431.UG.FTS.B, 28.98%, 1/25/25 .. 351 365
991687378.UG.FTS.B, 28.98%, 1/25/25 .. 189 194
991700245.UG.FTS.B, 28.98%, 1/25/25 .. 715 (25)
991700250.UG.FTS.B, 28.98%, 1/25/25 .. 322 330
991702318.UG.FTS.B, 28.98%, 1/25/25 .. 123 127
991703212.UG.FTS.B, 28.98%, 1/25/25 .. 21 21
991707057.UG.FTS.B, 28.98%, 1/25/25 .. 29 29
991708850.UG.FTS.B, 28.98%, 1/25/25 .. 276 273
991711013.UG.FTS.B, 28.98%, 1/25/25 .. 382 384
991711440.UG.FTS.B, 28.98%, 1/25/25 .. 71 73
991713337.UG.FTS.B, 28.98%, 1/25/25 .. 51 51
991717265.UG.FTS.B, 28.98%, 1/25/25 .. 107 105
991721843.UG.FTS.B, 28.98%, 1/25/25 .. 3,900 (222)
991739770.UG.FTS.B, 28.98%, 1/25/25 .. 172 172
991744587.UG.FTS.B, 28.98%, 1/25/25 .. 195 14
991751144.UG.FTS.B, 28.98%, 1/25/25 .. 267 273
991759069.UG.FTS.B, 28.98%, 1/25/25 .. 208 210
991760796.UG.FTS.B, 28.98%, 1/25/25 .. 1,334 (46)
991762497.UG.FTS.B, 28.98%, 1/25/25 .. 88 91
991764057.UG.FTS.B, 28.98%, 1/25/25 .. 73 75
991767844.UG.FTS.B, 28.98%, 1/25/25 .. 140 143
991776835.UG.FTS.B, 28.98%, 1/25/25 .. 162 167
991782171.UG.FTS.B, 28.98%, 1/25/25 .. 38 38
991782809.UG.FTS.B, 28.98%, 1/25/25 .. 237 243
991783323.UG.FTS.B, 28.98%, 1/25/25 .. 445 451
991789094.UG.FTS.B, 28.98%, 1/25/25 .. 124 127
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991790856.UG.FTS.B, 28.98%, 1/25/25 .. $ 759 $ 779
991791903.UG.FTS.B, 28.98%, 1/25/25 .. 208 (7)
991801847.UG.FTS.B, 28.98%, 1/25/25 .. 169 174
991804347.UG.FTS.B, 28.98%, 1/25/25 .. 280 273
991804771.UG.FTS.B, 28.98%, 1/25/25 .. 486 495
991805979.UG.FTS.B, 28.98%, 1/25/25 .. 20 20
991811893.UG.FTS.B, 28.98%, 1/25/25 .. 36 37
991813711.UG.FTS.B, 28.98%, 1/25/25 .. 1,218 1,249
991816486.UG.FTS.B, 28.98%, 1/25/25 .. 353 362
991826324.UG.FTS.B, 28.98%, 1/25/25 .. 405 404
991829842.UG.FTS.B, 28.98%, 1/25/25 .. – –
991832332.UG.FTS.B, 28.98%, 1/25/25 .. 205 210
991583030.UG.FTS.B, 29.49%, 1/25/25 .. 620 629
991583154.UG.FTS.B, 29.49%, 1/25/25 .. 615 641
991583347.UG.FTS.B, 29.49%, 1/25/25 .. 218 229
991583696.UG.FTS.B, 29.49%, 1/25/25 .. 167 171
991584343.UG.FTS.B, 29.49%, 1/25/25 .. 1,931 1,980
991584718.UG.FTS.B, 29.49%, 1/25/25 .. 1,189 1,217
991584908.UG.FTS.B, 29.49%, 1/25/25 .. 2,169 2,251
991584971.UG.FTS.B, 29.49%, 1/25/25 .. 165 12
991586459.UG.FTS.B, 29.49%, 1/25/25 .. 18 18
991586667.UG.FTS.B, 29.49%, 1/25/25 .. 170 176
991586992.UG.FTS.B, 29.49%, 1/25/25 .. 100 104
991588105.UG.FTS.B, 29.49%, 1/25/25 .. 658 156
991588166.UG.FTS.B, 29.49%, 1/25/25 .. 297 310
991588873.UG.FTS.B, 29.49%, 1/25/25 .. 371 381
991591035.UG.FTS.B, 29.49%, 1/25/25 .. 688 55
991591360.UG.FTS.B, 29.49%, 1/25/25 .. 667 695
991592156.UG.FTS.B, 29.49%, 1/25/25 .. 99 99
991592411.UG.FTS.B, 29.49%, 1/25/25 .. 64 64
991592874.UG.FTS.B, 29.49%, 1/25/25 .. 536 37
991595877.UG.FTS.B, 29.49%, 1/25/25 .. 196 204
991595953.UG.FTS.B, 29.49%, 1/25/25 .. 835 870
991597092.UG.FTS.B, 29.49%, 1/25/25 .. 215 213
991598369.UG.FTS.B, 29.49%, 1/25/25 .. 187 191
991598825.UG.FTS.B, 29.49%, 1/25/25 .. 831 64
991604309.UG.FTS.B, 29.49%, 1/25/25 .. 103 106
991611906.UG.FTS.B, 29.49%, 1/25/25 .. 365 380
991617012.UG.FTS.B, 29.49%, 1/25/25 .. 269 280
991625116.UG.FTS.B, 29.49%, 1/25/25 .. 973 1,008
991630215.UG.FTS.B, 29.49%, 1/25/25 .. 17 17
991633564.UG.FTS.B, 29.49%, 1/25/25 .. 31 31
991634734.UG.FTS.B, 29.49%, 1/25/25 .. 107 79
991635396.UG.FTS.B, 29.49%, 1/25/25 .. 171 178
991637663.UG.FTS.B, 29.49%, 1/25/25 .. 84 84
991638246.UG.FTS.B, 29.49%, 1/25/25 .. 139 144
991638937.UG.FTS.B, 29.49%, 1/25/25 .. 67 69
991639720.UG.FTS.B, 29.49%, 1/25/25 .. 1,278 1,258
991640031.UG.FTS.B, 29.49%, 1/25/25 .. 25 25
991640216.UG.FTS.B, 29.49%, 1/25/25 .. 547 360
991640235.UG.FTS.B, 29.49%, 1/25/25 .. 2,480 2,543
991640515.UG.FTS.B, 29.49%, 1/25/25 .. 43 44
991641283.UG.FTS.B, 29.49%, 1/25/25 .. 47 47
991641385.UG.FTS.B, 29.49%, 1/25/25 .. 970 1,011
991641968.UG.FTS.B, 29.49%, 1/25/25 .. 155 161
991642393.UG.FTS.B, 29.49%, 1/25/25 .. 39 39
991642638.UG.FTS.B, 29.49%, 1/25/25 .. 170 12
991642788.UG.FTS.B, 29.49%, 1/25/25 .. 120 125

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
128
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991643136.UG.FTS.B, 29.49%, 1/25/25 .. $ 418 $ 427
991645077.UG.FTS.B, 29.49%, 1/25/25 .. 55 56
991645432.UG.FTS.B, 29.49%, 1/25/25 .. 99 103
991645478.UG.FTS.B, 29.49%, 1/25/25 .. 12 12
991647792.UG.FTS.B, 29.49%, 1/25/25 .. 107 112
991651364.UG.FTS.B, 29.49%, 1/25/25 .. 22 2
991653933.UG.FTS.B, 29.49%, 1/25/25 .. 26 26
991655935.UG.FTS.B, 29.49%, 1/25/25 .. 1,024 996
991656796.UG.FTS.B, 29.49%, 1/25/25 .. 377 85
991659437.UG.FTS.B, 29.49%, 1/25/25 .. 138 144
991659953.UG.FTS.B, 29.49%, 1/25/25 .. 82 6
991660574.UG.FTS.B, 29.49%, 1/25/25 .. 47 48
991663552.UG.FTS.B, 29.49%, 1/25/25 .. 170 177
991666619.UG.FTS.B, 29.49%, 1/25/25 .. 20 20
991670639.UG.FTS.B, 29.49%, 1/25/25 .. 532 547
991670995.UG.FTS.B, 29.49%, 1/25/25 .. 143 149
991675825.UG.FTS.B, 29.49%, 1/25/25 .. 62 5
991676449.UG.FTS.B, 29.49%, 1/25/25 .. 417 434
991679229.UG.FTS.B, 29.49%, 1/25/25 .. 117 121
991679419.UG.FTS.B, 29.49%, 1/25/25 .. 477 497
991681203.UG.FTS.B, 29.49%, 1/25/25 .. 888 919
991684401.UG.FTS.B, 29.49%, 1/25/25 .. 48 49
991684610.UG.FTS.B, 29.49%, 1/25/25 .. 212 142
991686520.UG.FTS.B, 29.49%, 1/25/25 .. 400 413
991693307.UG.FTS.B, 29.49%, 1/25/25 .. 256 267
991694763.UG.FTS.B, 29.49%, 1/25/25 .. 902 69
991695356.UG.FTS.B, 29.49%, 1/25/25 .. 128 128
991697889.UG.FTS.B, 29.49%, 1/25/25 .. 244 255
991699956.UG.FTS.B, 29.49%, 1/25/25 .. 106 75
991700008.UG.FTS.B, 29.49%, 1/25/25 .. 10 10
991700911.UG.FTS.B, 29.49%, 1/25/25 .. 31 32
991703126.UG.FTS.B, 29.49%, 1/25/25 .. 324 24
991703545.UG.FTS.B, 29.49%, 1/25/25 .. 293 298
991705543.UG.FTS.B, 29.49%, 1/25/25 .. 426 430
991706117.UG.FTS.B, 29.49%, 1/25/25 .. 133 138
991706527.UG.FTS.B, 29.49%, 1/25/25 .. 94 94
991706986.UG.FTS.B, 29.49%, 1/25/25 .. 13 13
991708160.UG.FTS.B, 29.49%, 1/25/25 .. – –
991714470.UG.FTS.B, 29.49%, 1/25/25 .. 431 442
991716801.UG.FTS.B, 29.49%, 1/25/25 .. 173 175
991717980.UG.FTS.B, 29.49%, 1/25/25 .. 297 309
991718230.UG.FTS.B, 29.49%, 1/25/25 .. 46 46
991719114.UG.FTS.B, 29.49%, 1/25/25 .. 97 96
991719643.UG.FTS.B, 29.49%, 1/25/25 .. 150 105
991721073.UG.FTS.B, 29.49%, 1/25/25 .. 282 292
991722230.UG.FTS.B, 29.49%, 1/25/25 .. 127 127
991727305.UG.FTS.B, 29.49%, 1/25/25 .. 826 860
991727344.UG.FTS.B, 29.49%, 1/25/25 .. 166 166
991729230.UG.FTS.B, 29.49%, 1/25/25 .. 1,285 1,289
991730081.UG.FTS.B, 29.49%, 1/25/25 .. 496 516
991730401.UG.FTS.B, 29.49%, 1/25/25 .. 63 65
991732943.UG.FTS.B, 29.49%, 1/25/25 .. 175 179
991733186.UG.FTS.B, 29.49%, 1/25/25 .. 515 495
991734934.UG.FTS.B, 29.49%, 1/25/25 .. 275 276
991735215.UG.FTS.B, 29.49%, 1/25/25 .. 147 21
991737501.UG.FTS.B, 29.49%, 1/25/25 .. 208 217
991742587.UG.FTS.B, 29.49%, 1/25/25 .. 69 70
991742823.UG.FTS.B, 29.49%, 1/25/25 .. 390 400
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991750890.UG.FTS.B, 29.49%, 1/25/25 .. $ 224 $ 229
991754317.UG.FTS.B, 29.49%, 1/25/25 .. 43 (1)
991756609.UG.FTS.B, 29.49%, 1/25/25 .. 587 601
991758553.UG.FTS.B, 29.49%, 1/25/25 .. 192 196
991759900.UG.FTS.B, 29.49%, 1/25/25 .. 242 248
991762455.UG.FTS.B, 29.49%, 1/25/25 .. 1,428 1,459
991764053.UG.FTS.B, 29.49%, 1/25/25 .. 190 191
991765575.UG.FTS.B, 29.49%, 1/25/25 .. – –
991768411.UG.FTS.B, 29.49%, 1/25/25 .. 29 29
991772741.UG.FTS.B, 29.49%, 1/25/25 .. 43 44
991773006.UG.FTS.B, 29.49%, 1/25/25 .. 502 510
991777926.UG.FTS.B, 29.49%, 1/25/25 .. 103 105
991778023.UG.FTS.B, 29.49%, 1/25/25 .. 114 (4)
991779723.UG.FTS.B, 29.49%, 1/25/25 .. 65 67
991781861.UG.FTS.B, 29.49%, 1/25/25 .. 740 759
991783032.UG.FTS.B, 29.49%, 1/25/25 .. 139 140
991783087.UG.FTS.B, 29.49%, 1/25/25 .. 362 371
991783334.UG.FTS.B, 29.49%, 1/25/25 .. 81 6
991783420.UG.FTS.B, 29.49%, 1/25/25 .. 111 114
991783815.UG.FTS.B, 29.49%, 1/25/25 .. 164 168
991784811.UG.FTS.B, 29.49%, 1/25/25 .. – –
991787734.UG.FTS.B, 29.49%, 1/25/25 .. 535 549
991788573.UG.FTS.B, 29.49%, 1/25/25 .. 206 211
991789248.UG.FTS.B, 29.49%, 1/25/25 .. 155 159
991789795.UG.FTS.B, 29.49%, 1/25/25 .. 355 363
991790746.UG.FTS.B, 29.49%, 1/25/25 .. 113 116
991792282.UG.FTS.B, 29.49%, 1/25/25 .. 422 431
991795623.UG.FTS.B, 29.49%, 1/25/25 .. 36 6
991796444.UG.FTS.B, 29.49%, 1/25/25 .. 68 (2)
991798150.UG.FTS.B, 29.49%, 1/25/25 .. 749 766
991798152.UG.FTS.B, 29.49%, 1/25/25 .. 51 52
991800376.UG.FTS.B, 29.49%, 1/25/25 .. 549 (16)
991801570.UG.FTS.B, 29.49%, 1/25/25 .. 906 72
991803714.UG.FTS.B, 29.49%, 1/25/25 .. 156 160
991809008.UG.FTS.B, 29.49%, 1/25/25 .. 63 63
991811394.UG.FTS.B, 29.49%, 1/25/25 .. 166 (9)
991812847.UG.FTS.B, 29.49%, 1/25/25 .. 82 85
991813221.UG.FTS.B, 29.49%, 1/25/25 .. 146 141
991813928.UG.FTS.B, 29.49%, 1/25/25 .. 165 36
991814046.UG.FTS.B, 29.49%, 1/25/25 .. 27 27
991819908.UG.FTS.B, 29.49%, 1/25/25 .. 163 166
991822276.UG.FTS.B, 29.49%, 1/25/25 .. 216 221
991824971.UG.FTS.B, 29.49%, 1/25/25 .. 20 20
991831947.UG.FTS.B, 29.49%, 1/25/25 .. 92 66
991764505.UG.FTS.B, 29.99%, 1/25/25 .. 23 23
991611773.UG.FTS.B, Zero Cpn, 1/26/25 . 175 12
991666502.UG.FTS.B, Zero Cpn, 1/26/25 . 564 39
991671099.UG.FTS.B, Zero Cpn, 1/26/25 . 352 24
991674155.UG.FTS.B, Zero Cpn, 1/26/25 . 183 13
991696562.UG.FTS.B, Zero Cpn, 1/26/25 . 50 4
991727706.UG.FTS.B, Zero Cpn, 1/26/25 . 41 3
991757929.UG.FTS.B, Zero Cpn, 1/26/25 . 63 4
991705574.UG.FTS.B, 14.98%, 1/26/25 .. 620 633
991763100.UG.FTS.B, 15%, 1/26/25 ..... 22 22
991588990.UG.FTS.B, 16.99%, 1/26/25 .. 1,884 1,920
991739565.UG.FTS.B, 16.99%, 1/26/25 .. 5,572 5,690
991631242.UG.FTS.B, 17.99%, 1/26/25 .. 529 539
991635395.UG.FTS.B, 17.99%, 1/26/25 .. 643 655

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
129
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991730063.UG.FTS.B, 17.99%, 1/26/25 .. $ 3,196 $ 3,262
991806807.UG.FTS.B, 17.99%, 1/26/25 .. 505 512
991630337.UG.FTS.B, 18.97%, 1/26/25 .. 108 13
991639126.UG.FTS.B, 18.97%, 1/26/25 .. 173 176
991792817.UG.FTS.B, 18.97%, 1/26/25 .. 871 561
991629418.UG.FTS.B, 19.21%, 1/26/25 .. 839 62
991638998.UG.FTS.B, 19.21%, 1/26/25 .. 44 44
991706919.UG.FTS.B, 19.21%, 1/26/25 .. 109 111
991791869.UG.FTS.B, 19.21%, 1/26/25 .. 254 31
991693301.UG.FTS.B, 19.8%, 1/26/25 ... 194 198
991594697.UG.FTS.B, 19.99%, 1/26/25 .. 324 337
991623713.UG.FTS.B, 19.99%, 1/26/25 .. 803 809
991664112.UG.FTS.B, 19.99%, 1/26/25 .. 860 881
991666842.UG.FTS.B, 19.99%, 1/26/25 .. 627 631
991684874.UG.FTS.B, 19.99%, 1/26/25 .. 131 134
991687274.UG.FTS.B, 19.99%, 1/26/25 .. 234 240
991712940.UG.FTS.B, 19.99%, 1/26/25 .. 10 10
991725855.UG.FTS.B, 19.99%, 1/26/25 .. 349 355
991726295.UG.FTS.B, 19.99%, 1/26/25 .. 532 534
991747371.UG.FTS.B, 19.99%, 1/26/25 .. 244 253
991753153.UG.FTS.B, 19.99%, 1/26/25 .. 66 67
991815429.UG.FTS.B, 19.99%, 1/26/25 .. 823 103
991818136.UG.FTS.B, 19.99%, 1/26/25 .. 159 163
991722451.UG.FTS.B, 20.46%, 1/26/25 .. 765 779
991691649.UG.FTS.B, 20.97%, 1/26/25 .. 607 604
991689234.UG.FTS.B, 21.46%, 1/26/25 .. 192 195
991804044.UG.FTS.B, 21.46%, 1/26/25 .. 50 50
991683377.UG.FTS.B, 21.97%, 1/26/25 .. 189 192
991690970.UG.FTS.B, 21.98%, 1/26/25 .. 1,217 1,236
991718023.UG.FTS.B, 22.97%, 1/26/25 .. 475 474
991792398.UG.FTS.B, 22.97%, 1/26/25 .. 158 159
991634009.UG.FTS.B, 23.95%, 1/26/25 .. 126 126
991661911.UG.FTS.B, 23.95%, 1/26/25 .. 724 719
991671848.UG.FTS.B, 23.95%, 1/26/25 .. 13 13
991719060.UG.FTS.B, 23.95%, 1/26/25 .. 2,849 2,887
991812444.UG.FTS.B, 23.95%, 1/26/25 .. 679 681
991662693.UG.FTS.B, 24.95%, 1/26/25 .. 72 73
991655277.UG.FTS.B, 25.95%, 1/26/25 .. 194 196
991702170.UG.FTS.B, 26.94%, 1/26/25 .. 202 196
991637426.UG.FTS.B, 27.99%, 1/26/25 .. 42 43
991644445.UG.FTS.B, 27.99%, 1/26/25 .. 112 116
991662668.UG.FTS.B, 27.99%, 1/26/25 .. 315 43
991665705.UG.FTS.B, 27.99%, 1/26/25 .. 136 142
991799474.UG.FTS.B, 27.99%, 1/26/25 .. 472 35
991589081.UG.FTS.B, 28.98%, 1/26/25 .. 300 309
991592909.UG.FTS.B, 28.98%, 1/26/25 .. 216 221
991593236.UG.FTS.B, 28.98%, 1/26/25 .. 292 297
991593526.UG.FTS.B, 28.98%, 1/26/25 .. 260 270
991593781.UG.FTS.B, 28.98%, 1/26/25 .. 139 144
991594391.UG.FTS.B, 28.98%, 1/26/25 .. 216 225
991598258.UG.FTS.B, 28.98%, 1/26/25 .. 259 18
991602284.UG.FTS.B, 28.98%, 1/26/25 .. 1,872 1,904
991604950.UG.FTS.B, 28.98%, 1/26/25 .. 128 133
991607010.UG.FTS.B, 28.98%, 1/26/25 .. 8 8
991611008.UG.FTS.B, 28.98%, 1/26/25 .. 538 343
991611456.UG.FTS.B, 28.98%, 1/26/25 .. 48 48
991618996.UG.FTS.B, 28.98%, 1/26/25 .. 36 36
991629035.UG.FTS.B, 28.98%, 1/26/25 .. 207 215
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991634636.UG.FTS.B, 28.98%, 1/26/25 .. $ 437 $ 455
991636455.UG.FTS.B, 28.98%, 1/26/25 .. 91 93
991638710.UG.FTS.B, 28.98%, 1/26/25 .. 233 35
991638977.UG.FTS.B, 28.98%, 1/26/25 .. 287 294
991641894.UG.FTS.B, 28.98%, 1/26/25 .. 143 146
991653899.UG.FTS.B, 28.98%, 1/26/25 .. 111 116
991656180.UG.FTS.B, 28.98%, 1/26/25 .. 249 260
991658925.UG.FTS.B, 28.98%, 1/26/25 .. 152 155
991661348.UG.FTS.B, 28.98%, 1/26/25 .. 1,222 1,271
991661921.UG.FTS.B, 28.98%, 1/26/25 .. 87 86
991662390.UG.FTS.B, 28.98%, 1/26/25 .. 198 205
991663523.UG.FTS.B, 28.98%, 1/26/25 .. 14 14
991664416.UG.FTS.B, 28.98%, 1/26/25 .. 321 328
991668688.UG.FTS.B, 28.98%, 1/26/25 .. 558 581
991676711.UG.FTS.B, 28.98%, 1/26/25 .. 513 502
991678461.UG.FTS.B, 28.98%, 1/26/25 .. 165 170
991682612.UG.FTS.B, 28.98%, 1/26/25 .. 151 150
991685049.UG.FTS.B, 28.98%, 1/26/25 .. 84 87
991686492.UG.FTS.B, 28.98%, 1/26/25 .. 27 27
991688671.UG.FTS.B, 28.98%, 1/26/25 .. 240 247
991698131.UG.FTS.B, 28.98%, 1/26/25 .. 448 449
991701049.UG.FTS.B, 28.98%, 1/26/25 .. 351 (11)
991701435.UG.FTS.B, 28.98%, 1/26/25 .. 277 288
991702578.UG.FTS.B, 28.98%, 1/26/25 .. 32 32
991703821.UG.FTS.B, 28.98%, 1/26/25 .. 205 213
991711212.UG.FTS.B, 28.98%, 1/26/25 .. 87 90
991716060.UG.FTS.B, 28.98%, 1/26/25 .. 1,013 76
991718057.UG.FTS.B, 28.98%, 1/26/25 .. 989 653
991743995.UG.FTS.B, 28.98%, 1/26/25 .. 210 215
991745922.UG.FTS.B, 28.98%, 1/26/25 .. 108 108
991747643.UG.FTS.B, 28.98%, 1/26/25 .. 104 104
991748077.UG.FTS.B, 28.98%, 1/26/25 .. 73 10
991750713.UG.FTS.B, 28.98%, 1/26/25 .. 59 60
991753802.UG.FTS.B, 28.98%, 1/26/25 .. 174 175
991759756.UG.FTS.B, 28.98%, 1/26/25 .. 82 84
991764630.UG.FTS.B, 28.98%, 1/26/25 .. 71 73
991774958.UG.FTS.B, 28.98%, 1/26/25 .. 22 4
991778410.UG.FTS.B, 28.98%, 1/26/25 .. 32 32
991781688.UG.FTS.B, 28.98%, 1/26/25 .. 33 34
991788301.UG.FTS.B, 28.98%, 1/26/25 .. 289 296
991788973.UG.FTS.B, 28.98%, 1/26/25 .. 418 429
991804080.UG.FTS.B, 28.98%, 1/26/25 .. 113 116
991808600.UG.FTS.B, 28.98%, 1/26/25 .. 261 261
991808749.UG.FTS.B, 28.98%, 1/26/25 .. 49 50
991817075.UG.FTS.B, 28.98%, 1/26/25 .. 217 220
991818761.UG.FTS.B, 28.98%, 1/26/25 .. 131 135
991820446.UG.FTS.B, 28.98%, 1/26/25 .. 130 133
991822639.UG.FTS.B, 28.98%, 1/26/25 .. 23 23
991823991.UG.FTS.B, 28.98%, 1/26/25 .. 65 5
991826236.UG.FTS.B, 28.98%, 1/26/25 .. 678 696
991828591.UG.FTS.B, 28.98%, 1/26/25 .. 32 32
991828828.UG.FTS.B, 28.98%, 1/26/25 .. – –
991831863.UG.FTS.B, 28.98%, 1/26/25 .. 507 516
991833990.UG.FTS.B, 28.98%, 1/26/25 .. 440 32
991834277.UG.FTS.B, 28.98%, 1/26/25 .. 409 420
991834362.UG.FTS.B, 28.98%, 1/26/25 .. 360 369
991834597.UG.FTS.B, 28.98%, 1/26/25 .. 3,559 3,654
991603387.UG.FTS.B, 29.45%, 1/26/25 .. – –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
130
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991628939.UG.FTS.B, 29.45%, 1/26/25 .. $ 11 $ 11
991671164.UG.FTS.B, 29.45%, 1/26/25 .. 17 17
991712881.UG.FTS.B, 29.46%, 1/26/25 .. 645 671
991588896.UG.FTS.B, 29.49%, 1/26/25 .. 532 73
991589080.UG.FTS.B, 29.49%, 1/26/25 .. 478 494
991589676.UG.FTS.B, 29.49%, 1/26/25 .. 1,014 1,050
991589741.UG.FTS.B, 29.49%, 1/26/25 .. 90 94
991589757.UG.FTS.B, 29.49%, 1/26/25 .. 294 295
991589763.UG.FTS.B, 29.49%, 1/26/25 .. 189 197
991591083.UG.FTS.B, 29.49%, 1/26/25 .. 336 46
991591418.UG.FTS.B, 29.49%, 1/26/25 .. 354 366
991592122.UG.FTS.B, 29.49%, 1/26/25 .. 378 395
991592192.UG.FTS.B, 29.49%, 1/26/25 .. 188 196
991594647.UG.FTS.B, 29.49%, 1/26/25 .. 132 101
991596813.UG.FTS.B, 29.49%, 1/26/25 .. 26 27
991598816.UG.FTS.B, 29.49%, 1/26/25 .. 163 167
991606181.UG.FTS.B, 29.49%, 1/26/25 .. 288 300
991607097.UG.FTS.B, 29.49%, 1/26/25 .. 368 385
991612147.UG.FTS.B, 29.49%, 1/26/25 .. 108 112
991613744.UG.FTS.B, 29.49%, 1/26/25 .. 200 206
991614201.UG.FTS.B, 29.49%, 1/26/25 .. 34 35
991616010.UG.FTS.B, 29.49%, 1/26/25 .. 1,403 1,461
991616526.UG.FTS.B, 29.49%, 1/26/25 .. 202 211
991616810.UG.FTS.B, 29.49%, 1/26/25 .. 435 445
991622618.UG.FTS.B, 29.49%, 1/26/25 .. 200 205
991629066.UG.FTS.B, 29.49%, 1/26/25 .. 35 3
991629685.UG.FTS.B, 29.49%, 1/26/25 .. 65 5
991630176.UG.FTS.B, 29.49%, 1/26/25 .. 76 76
991635627.UG.FTS.B, 29.49%, 1/26/25 .. 193 133
991637203.UG.FTS.B, 29.49%, 1/26/25 .. 224 234
991637588.UG.FTS.B, 29.49%, 1/26/25 .. 429 425
991637756.UG.FTS.B, 29.49%, 1/26/25 .. 1,292 1,317
991638709.UG.FTS.B, 29.49%, 1/26/25 .. 174 180
991640409.UG.FTS.B, 29.49%, 1/26/25 .. 128 131
991640808.UG.FTS.B, 29.49%, 1/26/25 .. 394 410
991641553.UG.FTS.B, 29.49%, 1/26/25 .. 153 159
991642753.UG.FTS.B, 29.49%, 1/26/25 .. 57 (2)
991642902.UG.FTS.B, 29.49%, 1/26/25 .. 6 6
991644594.UG.FTS.B, 29.49%, 1/26/25 .. 375 391
991644850.UG.FTS.B, 29.49%, 1/26/25 .. 349 47
991645076.UG.FTS.B, 29.49%, 1/26/25 .. 29 30
991645315.UG.FTS.B, 29.49%, 1/26/25 .. 99 101
991645424.UG.FTS.B, 29.49%, 1/26/25 .. 154 161
991647827.UG.FTS.B, 29.49%, 1/26/25 .. 147 101
991650260.UG.FTS.B, 29.49%, 1/26/25 .. 1,014 1,057
991656366.UG.FTS.B, 29.49%, 1/26/25 .. 380 266
991656936.UG.FTS.B, 29.49%, 1/26/25 .. 168 167
991657417.UG.FTS.B, 29.49%, 1/26/25 .. 2,384 2,380
991659414.UG.FTS.B, 29.49%, 1/26/25 .. 122 121
991662234.UG.FTS.B, 29.49%, 1/26/25 .. 136 142
991663167.UG.FTS.B, 29.49%, 1/26/25 .. 36 35
991663623.UG.FTS.B, 29.49%, 1/26/25 .. 144 151
991663670.UG.FTS.B, 29.49%, 1/26/25 .. 113 8
991664371.UG.FTS.B, 29.49%, 1/26/25 .. 392 398
991665870.UG.FTS.B, 29.49%, 1/26/25 .. 112 113
991668133.UG.FTS.B, 29.49%, 1/26/25 .. 126 129
991668328.UG.FTS.B, 29.49%, 1/26/25 .. 121 125
991669892.UG.FTS.B, 29.49%, 1/26/25 .. 109 110
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991670459.UG.FTS.B, 29.49%, 1/26/25 .. $ 439 $ 458
991673737.UG.FTS.B, 29.49%, 1/26/25 .. 3,990 4,154
991674354.UG.FTS.B, 29.49%, 1/26/25 .. – –
991674552.UG.FTS.B, 29.49%, 1/26/25 .. 236 247
991676951.UG.FTS.B, 29.49%, 1/26/25 .. 142 (4)
991677158.UG.FTS.B, 29.49%, 1/26/25 .. 232 242
991678960.UG.FTS.B, 29.49%, 1/26/25 .. 55 55
991679458.UG.FTS.B, 29.49%, 1/26/25 .. 257 260
991680335.UG.FTS.B, 29.49%, 1/26/25 .. 1,573 1,561
991682957.UG.FTS.B, 29.49%, 1/26/25 .. 1,080 1,126
991683869.UG.FTS.B, 29.49%, 1/26/25 .. 24 25
991686193.UG.FTS.B, 29.49%, 1/26/25 .. 63 65
991686518.UG.FTS.B, 29.49%, 1/26/25 .. 241 247
991686747.UG.FTS.B, 29.49%, 1/26/25 .. 27 27
991686882.UG.FTS.B, 29.49%, 1/26/25 .. 302 311
991688387.UG.FTS.B, 29.49%, 1/26/25 .. 939 968
991695029.UG.FTS.B, 29.49%, 1/26/25 .. 58 58
991695946.UG.FTS.B, 29.49%, 1/26/25 .. 534 548
991698577.UG.FTS.B, 29.49%, 1/26/25 .. 463 476
991703021.UG.FTS.B, 29.49%, 1/26/25 .. – –
991704585.UG.FTS.B, 29.49%, 1/26/25 .. 288 (3)
991707041.UG.FTS.B, 29.49%, 1/26/25 .. 88 91
991710350.UG.FTS.B, 29.49%, 1/26/25 .. 70 72
991710670.UG.FTS.B, 29.49%, 1/26/25 .. 517 535
991711068.UG.FTS.B, 29.49%, 1/26/25 .. 79 81
991714720.UG.FTS.B, 29.49%, 1/26/25 .. 621 635
991722546.UG.FTS.B, 29.49%, 1/26/25 .. 35 36
991727832.UG.FTS.B, 29.49%, 1/26/25 .. 283 294
991731015.UG.FTS.B, 29.49%, 1/26/25 .. 80 83
991742213.UG.FTS.B, 29.49%, 1/26/25 .. 1,295 1,350
991742808.UG.FTS.B, 29.49%, 1/26/25 .. 474 483
991744262.UG.FTS.B, 29.49%, 1/26/25 .. 63 65
991748382.UG.FTS.B, 29.49%, 1/26/25 .. 608 84
991749224.UG.FTS.B, 29.49%, 1/26/25 .. 103 107
991756106.UG.FTS.B, 29.49%, 1/26/25 .. 194 202
991766090.UG.FTS.B, 29.49%, 1/26/25 .. 12 12
991772896.UG.FTS.B, 29.49%, 1/26/25 .. 2,462 2,526
991775324.UG.FTS.B, 29.49%, 1/26/25 .. 528 540
991777453.UG.FTS.B, 29.49%, 1/26/25 .. 34 34
991779497.UG.FTS.B, 29.49%, 1/26/25 .. 322 330
991782801.UG.FTS.B, 29.49%, 1/26/25 .. 2,410 2,467
991783902.UG.FTS.B, 29.49%, 1/26/25 .. 279 287
991784518.UG.FTS.B, 29.49%, 1/26/25 .. 908 932
991791204.UG.FTS.B, 29.49%, 1/26/25 .. 34 34
991791950.UG.FTS.B, 29.49%, 1/26/25 .. 632 648
991793797.UG.FTS.B, 29.49%, 1/26/25 .. 239 242
991798670.UG.FTS.B, 29.49%, 1/26/25 .. – –
991801746.UG.FTS.B, 29.49%, 1/26/25 .. 465 475
991804476.UG.FTS.B, 29.49%, 1/26/25 .. 105 107
991806530.UG.FTS.B, 29.49%, 1/26/25 .. 163 167
991817678.UG.FTS.B, 29.49%, 1/26/25 .. 180 182
991820442.UG.FTS.B, 29.49%, 1/26/25 .. 137 140
991823773.UG.FTS.B, 29.49%, 1/26/25 .. – –
991825508.UG.FTS.B, 29.49%, 1/26/25 .. 23 23
991826343.UG.FTS.B, 29.49%, 1/26/25 .. 609 626
991827132.UG.FTS.B, 29.49%, 1/26/25 .. 124 127
991829394.UG.FTS.B, 29.49%, 1/26/25 .. 911 907
991832099.UG.FTS.B, 29.49%, 1/26/25 .. 65 67

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
131
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991835725.UG.FTS.B, 29.49%, 1/26/25 .. $ 1,392 $ 1,429
991835985.UG.FTS.B, 29.49%, 1/26/25 .. 1,311 1,345
991836703.UG.FTS.B, 29.49%, 1/26/25 .. 90 91
991836743.UG.FTS.B, 29.49%, 1/26/25 .. 88 12
991594818.UG.FTS.B, Zero Cpn, 1/27/25 . 211 15
991595486.UG.FTS.B, Zero Cpn, 1/27/25 . 1,452 100
991596178.UG.FTS.B, Zero Cpn, 1/27/25 . 1,176 81
991607365.UG.FTS.B, Zero Cpn, 1/27/25 . 673 47
991633180.UG.FTS.B, Zero Cpn, 1/27/25 . 65 5
991633389.UG.FTS.B, Zero Cpn, 1/27/25 . 311 21
991647805.UG.FTS.B, Zero Cpn, 1/27/25 . 83 6
991668952.UG.FTS.B, Zero Cpn, 1/27/25 . 159 11
991675189.UG.FTS.B, Zero Cpn, 1/27/25 . 82 6
991687469.UG.FTS.B, Zero Cpn, 1/27/25 . 590 40
991722603.UG.FTS.B, Zero Cpn, 1/27/25 . 302 21
991765894.UG.FTS.B, Zero Cpn, 1/27/25 . 83 6
991789576.UG.FTS.B, Zero Cpn, 1/27/25 . 96 7
991793422.UG.FTS.B, Zero Cpn, 1/27/25 . 175 12
991794872.UG.FTS.B, Zero Cpn, 1/27/25 . – –
991649409.UG.FTS.B, 14.98%, 1/27/25 .. – –
991681455.UG.FTS.B, 15%, 1/27/25 ..... 669 679
991594447.UG.FTS.B, 16.99%, 1/27/25 .. 5,346 5,430
991653237.UG.FTS.B, 16.99%, 1/27/25 .. 388 27
991653768.UG.FTS.B, 16.99%, 1/27/25 .. 185 189
991594369.UG.FTS.B, 19.99%, 1/27/25 .. 274 280
991595612.UG.FTS.B, 19.99%, 1/27/25 .. 30 30
991603461.UG.FTS.B, 19.99%, 1/27/25 .. 670 698
991604490.UG.FTS.B, 19.99%, 1/27/25 .. 154 160
991604987.UG.FTS.B, 19.99%, 1/27/25 .. 324 337
991606626.UG.FTS.B, 19.99%, 1/27/25 .. 333 346
991606748.UG.FTS.B, 19.99%, 1/27/25 .. 218 224
991607069.UG.FTS.B, 19.99%, 1/27/25 .. – –
991610646.UG.FTS.B, 19.99%, 1/27/25 .. 167 174
991613039.UG.FTS.B, 19.99%, 1/27/25 .. 710 734
991613609.UG.FTS.B, 19.99%, 1/27/25 .. 178 183
991616276.UG.FTS.B, 19.99%, 1/27/25 .. 113 114
991622510.UG.FTS.B, 19.99%, 1/27/25 .. 51 52
991629277.UG.FTS.B, 19.99%, 1/27/25 .. 59 5
991634123.UG.FTS.B, 19.99%, 1/27/25 .. 1,473 977
991639649.UG.FTS.B, 19.99%, 1/27/25 .. 1,719 1,752
991653534.UG.FTS.B, 19.99%, 1/27/25 .. 164 170
991656462.UG.FTS.B, 19.99%, 1/27/25 .. 137 142
991665857.UG.FTS.B, 19.99%, 1/27/25 .. 199 207
991670504.UG.FTS.B, 19.99%, 1/27/25 .. 93 93
991679362.UG.FTS.B, 19.99%, 1/27/25 .. 73 76
991687385.UG.FTS.B, 19.99%, 1/27/25 .. 252 262
991734391.UG.FTS.B, 19.99%, 1/27/25 .. 40 41
991740576.UG.FTS.B, 19.99%, 1/27/25 .. 402 419
991742004.UG.FTS.B, 19.99%, 1/27/25 .. 79 82
991787817.UG.FTS.B, 19.99%, 1/27/25 .. 128 131
991790958.UG.FTS.B, 19.99%, 1/27/25 .. 18 18
991836470.UG.FTS.B, 19.99%, 1/27/25 .. 136 140
991611207.UG.FTS.B, 22.95%, 1/27/25 .. 748 751
991666052.UG.FTS.B, 25.98%, 1/27/25 .. 100 23
991599071.UG.FTS.B, 26.49%, 1/27/25 .. 341 230
991593388.UG.FTS.B, 27.99%, 1/27/25 .. 82 85
991598032.UG.FTS.B, 27.99%, 1/27/25 .. 204 210
991612981.UG.FTS.B, 27.99%, 1/27/25 .. 23 24
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991629247.UG.FTS.B, 27.99%, 1/27/25 .. $ 185 $ 190
991784579.UG.FTS.B, 27.99%, 1/27/25 .. 58 59
991593683.UG.FTS.B, 28.98%, 1/27/25 .. 7 7
991593724.UG.FTS.B, 28.98%, 1/27/25 .. 332 331
991594281.UG.FTS.B, 28.98%, 1/27/25 .. 301 301
991594298.UG.FTS.B, 28.98%, 1/27/25 .. 154 154
991594312.UG.FTS.B, 28.98%, 1/27/25 .. 554 554
991594933.UG.FTS.B, 28.98%, 1/27/25 .. 1,354 1,397
991594966.UG.FTS.B, 28.98%, 1/27/25 .. 58 60
991595331.UG.FTS.B, 28.98%, 1/27/25 .. 70 70
991595661.UG.FTS.B, 28.98%, 1/27/25 .. 37 38
991595696.UG.FTS.B, 28.98%, 1/27/25 .. 76 78
991596135.UG.FTS.B, 28.98%, 1/27/25 .. 57 59
991596423.UG.FTS.B, 28.98%, 1/27/25 .. 1,060 1,080
991596472.UG.FTS.B, 28.98%, 1/27/25 .. 355 368
991596874.UG.FTS.B, 28.98%, 1/27/25 .. 207 214
991596979.UG.FTS.B, 28.98%, 1/27/25 .. 784 807
991597253.UG.FTS.B, 28.98%, 1/27/25 .. 53 54
991597711.UG.FTS.B, 28.98%, 1/27/25 .. 158 164
991597724.UG.FTS.B, 28.98%, 1/27/25 .. 41 41
991597802.UG.FTS.B, 28.98%, 1/27/25 .. – –
991597854.UG.FTS.B, 28.98%, 1/27/25 .. 427 56
991598054.UG.FTS.B, 28.98%, 1/27/25 .. 366 366
991598602.UG.FTS.B, 28.98%, 1/27/25 .. 172 179
991598783.UG.FTS.B, 28.98%, 1/27/25 .. 1,094 1,101
991599313.UG.FTS.B, 28.98%, 1/27/25 .. 429 446
991600295.UG.FTS.B, 28.98%, 1/27/25 .. 167 174
991601203.UG.FTS.B, 28.98%, 1/27/25 .. 2,152 2,241
991602564.UG.FTS.B, 28.98%, 1/27/25 .. 73 76
991602821.UG.FTS.B, 28.98%, 1/27/25 .. 1,521 1,482
991602932.UG.FTS.B, 28.98%, 1/27/25 .. 314 315
991603572.UG.FTS.B, 28.98%, 1/27/25 .. 1,479 1,533
991604001.UG.FTS.B, 28.98%, 1/27/25 .. 218 227
991605311.UG.FTS.B, 28.98%, 1/27/25 .. 97 101
991605868.UG.FTS.B, 28.98%, 1/27/25 .. 308 321
991606158.UG.FTS.B, 28.98%, 1/27/25 .. 145 149
991607306.UG.FTS.B, 28.98%, 1/27/25 .. 96 100
991608665.UG.FTS.B, 28.98%, 1/27/25 .. 537 560
991609082.UG.FTS.B, 28.98%, 1/27/25 .. 182 40
991609616.UG.FTS.B, 28.98%, 1/27/25 .. 322 335
991611663.UG.FTS.B, 28.98%, 1/27/25 .. 320 329
991613097.UG.FTS.B, 28.98%, 1/27/25 .. 175 183
991614181.UG.FTS.B, 28.98%, 1/27/25 .. 241 241
991614332.UG.FTS.B, 28.98%, 1/27/25 .. – –
991615144.UG.FTS.B, 28.98%, 1/27/25 .. 174 181
991615331.UG.FTS.B, 28.98%, 1/27/25 .. 172 23
991615612.UG.FTS.B, 28.98%, 1/27/25 .. 122 8
991615892.UG.FTS.B, 28.98%, 1/27/25 .. 612 638
991616336.UG.FTS.B, 28.98%, 1/27/25 .. 171 (5)
991617077.UG.FTS.B, 28.98%, 1/27/25 .. 244 251
991617118.UG.FTS.B, 28.98%, 1/27/25 .. 297 300
991617463.UG.FTS.B, 28.98%, 1/27/25 .. 350 348
991618978.UG.FTS.B, 28.98%, 1/27/25 .. 230 236
991620210.UG.FTS.B, 28.98%, 1/27/25 .. 154 160
991620222.UG.FTS.B, 28.98%, 1/27/25 .. 108 110
991620928.UG.FTS.B, 28.98%, 1/27/25 .. 96 100
991621129.UG.FTS.B, 28.98%, 1/27/25 .. 541 563
991623327.UG.FTS.B, 28.98%, 1/27/25 .. 47 48

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
132
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991623357.UG.FTS.B, 28.98%, 1/27/25 .. $ 247 $ 257
991623437.UG.FTS.B, 28.98%, 1/27/25 .. 356 370
991624157.UG.FTS.B, 28.98%, 1/27/25 .. 138 144
991627111.UG.FTS.B, 28.98%, 1/27/25 .. 4,174 4,349
991628534.UG.FTS.B, 28.98%, 1/27/25 .. – –
991630700.UG.FTS.B, 28.98%, 1/27/25 .. 340 354
991631171.UG.FTS.B, 28.98%, 1/27/25 .. 296 305
991631807.UG.FTS.B, 28.98%, 1/27/25 .. 254 263
991632093.UG.FTS.B, 28.98%, 1/27/25 .. 379 395
991632344.UG.FTS.B, 28.98%, 1/27/25 .. 111 115
991633929.UG.FTS.B, 28.98%, 1/27/25 .. 566 589
991634644.UG.FTS.B, 28.98%, 1/27/25 .. 114 112
991635049.UG.FTS.B, 28.98%, 1/27/25 .. 544 557
991635121.UG.FTS.B, 28.98%, 1/27/25 .. 834 869
991635670.UG.FTS.B, 28.98%, 1/27/25 .. 834 869
991636408.UG.FTS.B, 28.98%, 1/27/25 .. 448 449
991637847.UG.FTS.B, 28.98%, 1/27/25 .. 125 130
991639732.UG.FTS.B, 28.98%, 1/27/25 .. 50 51
991643120.UG.FTS.B, 28.98%, 1/27/25 .. 476 489
991643233.UG.FTS.B, 28.98%, 1/27/25 .. 34 35
991643359.UG.FTS.B, 28.98%, 1/27/25 .. 309 (18)
991644066.UG.FTS.B, 28.98%, 1/27/25 .. 64 64
991645234.UG.FTS.B, 28.98%, 1/27/25 .. 108 113
991645498.UG.FTS.B, 28.98%, 1/27/25 .. 261 268
991645642.UG.FTS.B, 28.98%, 1/27/25 .. 117 122
991646436.UG.FTS.B, 28.98%, 1/27/25 .. 336 350
991649491.UG.FTS.B, 28.98%, 1/27/25 .. 224 150
991651616.UG.FTS.B, 28.98%, 1/27/25 .. 88 92
991652055.UG.FTS.B, 28.98%, 1/27/25 .. 35 36
991653209.UG.FTS.B, 28.98%, 1/27/25 .. 2,660 2,769
991653220.UG.FTS.B, 28.98%, 1/27/25 .. 189 191
991654533.UG.FTS.B, 28.98%, 1/27/25 .. 223 231
991654856.UG.FTS.B, 28.98%, 1/27/25 .. 540 563
991657182.UG.FTS.B, 28.98%, 1/27/25 .. 1,665 1,734
991658220.UG.FTS.B, 28.98%, 1/27/25 .. 869 906
991659123.UG.FTS.B, 28.98%, 1/27/25 .. 117 16
991659335.UG.FTS.B, 28.98%, 1/27/25 .. 367 383
991660335.UG.FTS.B, 28.98%, 1/27/25 .. 215 222
991663420.UG.FTS.B, 28.98%, 1/27/25 .. 1,892 1,971
991664621.UG.FTS.B, 28.98%, 1/27/25 .. 183 190
991664680.UG.FTS.B, 28.98%, 1/27/25 .. 413 430
991666634.UG.FTS.B, 28.98%, 1/27/25 .. 145 151
991670133.UG.FTS.B, 28.98%, 1/27/25 .. 202 208
991671149.UG.FTS.B, 28.98%, 1/27/25 .. 105 110
991672421.UG.FTS.B, 28.98%, 1/27/25 .. 333 336
991672456.UG.FTS.B, 28.98%, 1/27/25 .. 196 191
991672656.UG.FTS.B, 28.98%, 1/27/25 .. 121 125
991679811.UG.FTS.B, 28.98%, 1/27/25 .. 95 99
991681733.UG.FTS.B, 28.98%, 1/27/25 .. 217 226
991684060.UG.FTS.B, 28.98%, 1/27/25 .. 1,006 1,017
991684799.UG.FTS.B, 28.98%, 1/27/25 .. 159 164
991684873.UG.FTS.B, 28.98%, 1/27/25 .. 97 99
991686238.UG.FTS.B, 28.98%, 1/27/25 .. 36 36
991687681.UG.FTS.B, 28.98%, 1/27/25 .. 126 129
991688929.UG.FTS.B, 28.98%, 1/27/25 .. 24 24
991691453.UG.FTS.B, 28.98%, 1/27/25 .. 558 575
991693260.UG.FTS.B, 28.98%, 1/27/25 .. 196 198
991693305.UG.FTS.B, 28.98%, 1/27/25 .. 1,133 1,166
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991693530.UG.FTS.B, 28.98%, 1/27/25 .. $ 158 $ 165
991697703.UG.FTS.B, 28.98%, 1/27/25 .. 19 19
991699112.UG.FTS.B, 28.98%, 1/27/25 .. 125 130
991699849.UG.FTS.B, 28.98%, 1/27/25 .. 43 7
991699852.UG.FTS.B, 28.98%, 1/27/25 .. 272 283
991703924.UG.FTS.B, 28.98%, 1/27/25 .. 27 27
991707195.UG.FTS.B, 28.98%, 1/27/25 .. 72 73
991711538.UG.FTS.B, 28.98%, 1/27/25 .. 49 50
991714759.UG.FTS.B, 28.98%, 1/27/25 .. 141 147
991716555.UG.FTS.B, 28.98%, 1/27/25 .. 67 69
991719023.UG.FTS.B, 28.98%, 1/27/25 .. 433 448
991721854.UG.FTS.B, 28.98%, 1/27/25 .. 394 404
991722576.UG.FTS.B, 28.98%, 1/27/25 .. 70 72
991725390.UG.FTS.B, 28.98%, 1/27/25 .. 82 83
991728459.UG.FTS.B, 28.98%, 1/27/25 .. – –
991730761.UG.FTS.B, 28.98%, 1/27/25 .. 144 150
991731267.UG.FTS.B, 28.98%, 1/27/25 .. 139 19
991732352.UG.FTS.B, 28.98%, 1/27/25 .. 53 54
991732403.UG.FTS.B, 28.98%, 1/27/25 .. 18 18
991732810.UG.FTS.B, 28.98%, 1/27/25 .. 56 57
991733750.UG.FTS.B, 28.98%, 1/27/25 .. 12 12
991740609.UG.FTS.B, 28.98%, 1/27/25 .. 227 230
991741558.UG.FTS.B, 28.98%, 1/27/25 .. 58 58
991746915.UG.FTS.B, 28.98%, 1/27/25 .. 375 385
991747891.UG.FTS.B, 28.98%, 1/27/25 .. 138 143
991749644.UG.FTS.B, 28.98%, 1/27/25 .. 22 22
991751444.UG.FTS.B, 28.98%, 1/27/25 .. 34 35
991753884.UG.FTS.B, 28.98%, 1/27/25 .. 46 4
991757043.UG.FTS.B, 28.98%, 1/27/25 .. 338 345
991761556.UG.FTS.B, 28.98%, 1/27/25 .. 81 84
991770756.UG.FTS.B, 28.98%, 1/27/25 .. 420 430
991771149.UG.FTS.B, 28.98%, 1/27/25 .. 24 24
991772210.UG.FTS.B, 28.98%, 1/27/25 .. 3,293 3,383
991772279.UG.FTS.B, 28.98%, 1/27/25 .. 850 870
991772315.UG.FTS.B, 28.98%, 1/27/25 .. 824 846
991776277.UG.FTS.B, 28.98%, 1/27/25 .. 28 28
991785235.UG.FTS.B, 28.98%, 1/27/25 .. 393 403
991790040.UG.FTS.B, 28.98%, 1/27/25 .. 125 129
991792181.UG.FTS.B, 28.98%, 1/27/25 .. 2,163 2,210
991792500.UG.FTS.B, 28.98%, 1/27/25 .. 205 211
991796141.UG.FTS.B, 28.98%, 1/27/25 .. 74 76
991797980.UG.FTS.B, 28.98%, 1/27/25 .. 42 36
991798281.UG.FTS.B, 28.98%, 1/27/25 .. 66 10
991802009.UG.FTS.B, 28.98%, 1/27/25 .. 325 26
991811211.UG.FTS.B, 28.98%, 1/27/25 .. 236 243
991812993.UG.FTS.B, 28.98%, 1/27/25 .. 451 453
991814953.UG.FTS.B, 28.98%, 1/27/25 .. 90 12
991820015.UG.FTS.B, 28.98%, 1/27/25 .. 393 402
991822961.UG.FTS.B, 28.98%, 1/27/25 .. 311 318
991831848.UG.FTS.B, 28.98%, 1/27/25 .. 59 9
991832201.UG.FTS.B, 28.98%, 1/27/25 .. 2,186 2,231
991832387.UG.FTS.B, 28.98%, 1/27/25 .. 818 840
991835142.UG.FTS.B, 28.98%, 1/27/25 .. 1,477 1,477
991662323.UG.FTS.B, 29.47%, 1/27/25 .. 40 41
991593828.UG.FTS.B, 29.49%, 1/27/25 .. 289 295
991594192.UG.FTS.B, 29.49%, 1/27/25 .. 301 313
991594952.UG.FTS.B, 29.49%, 1/27/25 .. 1,165 1,213
991596209.UG.FTS.B, 29.49%, 1/27/25 .. 1,101 1,152

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
133
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991596228.UG.FTS.B, 29.49%, 1/27/25 .. $ 214 $ 222
991596267.UG.FTS.B, 29.49%, 1/27/25 .. 50 8
991596346.UG.FTS.B, 29.49%, 1/27/25 .. 49 50
991596886.UG.FTS.B, 29.49%, 1/27/25 .. 184 188
991596983.UG.FTS.B, 29.49%, 1/27/25 .. 120 125
991597441.UG.FTS.B, 29.49%, 1/27/25 .. 403 417
991597657.UG.FTS.B, 29.49%, 1/27/25 .. 141 145
991598580.UG.FTS.B, 29.49%, 1/27/25 .. 136 142
991598640.UG.FTS.B, 29.49%, 1/27/25 .. 63 5
991598870.UG.FTS.B, 29.49%, 1/27/25 .. 47 1
991598931.UG.FTS.B, 29.49%, 1/27/25 .. 206 28
991600353.UG.FTS.B, 29.49%, 1/27/25 .. 231 233
991600440.UG.FTS.B, 29.49%, 1/27/25 .. 497 518
991600674.UG.FTS.B, 29.49%, 1/27/25 .. 100 104
991601393.UG.FTS.B, 29.49%, 1/27/25 .. 2,194 2,288
991601553.UG.FTS.B, 29.49%, 1/27/25 .. 989 1,007
991601649.UG.FTS.B, 29.49%, 1/27/25 .. 482 (50)
991602782.UG.FTS.B, 29.49%, 1/27/25 .. 78 80
991602892.UG.FTS.B, 29.49%, 1/27/25 .. 74 76
991603339.UG.FTS.B, 29.49%, 1/27/25 .. 138 143
991603573.UG.FTS.B, 29.49%, 1/27/25 .. 836 12
991604512.UG.FTS.B, 29.49%, 1/27/25 .. 146 152
991604744.UG.FTS.B, 29.49%, 1/27/25 .. 71 73
991604802.UG.FTS.B, 29.49%, 1/27/25 .. 73 75
991605074.UG.FTS.B, 29.49%, 1/27/25 .. 186 186
991605178.UG.FTS.B, 29.49%, 1/27/25 .. 305 317
991605218.UG.FTS.B, 29.49%, 1/27/25 .. 33 34
991605251.UG.FTS.B, 29.49%, 1/27/25 .. 55 56
991605906.UG.FTS.B, 29.49%, 1/27/25 .. 292 290
991606053.UG.FTS.B, 29.49%, 1/27/25 .. 25 4
991606270.UG.FTS.B, 29.49%, 1/27/25 .. 734 764
991606487.UG.FTS.B, 29.49%, 1/27/25 .. 443 460
991606996.UG.FTS.B, 29.49%, 1/27/25 .. 71 73
991607077.UG.FTS.B, 29.49%, 1/27/25 .. 1,088 82
991607258.UG.FTS.B, 29.49%, 1/27/25 .. 380 396
991608429.UG.FTS.B, 29.49%, 1/27/25 .. 186 193
991608526.UG.FTS.B, 29.49%, 1/27/25 .. 332 347
991609046.UG.FTS.B, 29.49%, 1/27/25 .. 256 265
991609085.UG.FTS.B, 29.49%, 1/27/25 .. 84 87
991609299.UG.FTS.B, 29.49%, 1/27/25 .. 1,716 1,790
991609655.UG.FTS.B, 29.49%, 1/27/25 .. 255 264
991611049.UG.FTS.B, 29.49%, 1/27/25 .. 253 264
991611862.UG.FTS.B, 29.49%, 1/27/25 .. 165 172
991613226.UG.FTS.B, 29.49%, 1/27/25 .. 283 276
991613342.UG.FTS.B, 29.49%, 1/27/25 .. 204 28
991613792.UG.FTS.B, 29.49%, 1/27/25 .. 10 10
991613806.UG.FTS.B, 29.49%, 1/27/25 .. 3,169 3,243
991613940.UG.FTS.B, 29.49%, 1/27/25 .. 94 98
991614453.UG.FTS.B, 29.49%, 1/27/25 .. 417 420
991614526.UG.FTS.B, 29.49%, 1/27/25 .. – –
991614668.UG.FTS.B, 29.49%, 1/27/25 .. 100 14
991614695.UG.FTS.B, 29.49%, 1/27/25 .. 66 (2)
991614714.UG.FTS.B, 29.49%, 1/27/25 .. 56 56
991615077.UG.FTS.B, 29.49%, 1/27/25 .. 54 9
991615133.UG.FTS.B, 29.49%, 1/27/25 .. 26 26
991615454.UG.FTS.B, 29.49%, 1/27/25 .. 261 273
991615614.UG.FTS.B, 29.49%, 1/27/25 .. 25 26
991616666.UG.FTS.B, 29.49%, 1/27/25 .. 10 10
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991616915.UG.FTS.B, 29.49%, 1/27/25 .. $ 214 $ 220
991617030.UG.FTS.B, 29.49%, 1/27/25 .. 107 (3)
991617119.UG.FTS.B, 29.49%, 1/27/25 .. 867 905
991617295.UG.FTS.B, 29.49%, 1/27/25 .. 923 957
991618276.UG.FTS.B, 29.49%, 1/27/25 .. 828 116
991619030.UG.FTS.B, 29.49%, 1/27/25 .. 166 170
991619817.UG.FTS.B, 29.49%, 1/27/25 .. 639 666
991620641.UG.FTS.B, 29.49%, 1/27/25 .. 165 171
991621900.UG.FTS.B, 29.49%, 1/27/25 .. 291 40
991624512.UG.FTS.B, 29.49%, 1/27/25 .. 140 145
991624910.UG.FTS.B, 29.49%, 1/27/25 .. 97 101
991626868.UG.FTS.B, 29.49%, 1/27/25 .. 127 130
991627621.UG.FTS.B, 29.49%, 1/27/25 .. 116 121
991628233.UG.FTS.B, 29.49%, 1/27/25 .. 62 63
991628707.UG.FTS.B, 29.49%, 1/27/25 .. 849 884
991629351.UG.FTS.B, 29.49%, 1/27/25 .. 17 17
991630575.UG.FTS.B, 29.49%, 1/27/25 .. 255 (6)
991630944.UG.FTS.B, 29.49%, 1/27/25 .. 85 87
991633038.UG.FTS.B, 29.49%, 1/27/25 .. 1,071 1,101
991633884.UG.FTS.B, 29.49%, 1/27/25 .. 567 45
991635104.UG.FTS.B, 29.49%, 1/27/25 .. 133 130
991636506.UG.FTS.B, 29.49%, 1/27/25 .. 1,088 1,124
991637021.UG.FTS.B, 29.49%, 1/27/25 .. 668 678
991637168.UG.FTS.B, 29.49%, 1/27/25 .. 139 144
991637194.UG.FTS.B, 29.49%, 1/27/25 .. 14 14
991637328.UG.FTS.B, 29.49%, 1/27/25 .. 194 200
991639078.UG.FTS.B, 29.49%, 1/27/25 .. 13 13
991639949.UG.FTS.B, 29.49%, 1/27/25 .. – –
991643691.UG.FTS.B, 29.49%, 1/27/25 .. 228 225
991643756.UG.FTS.B, 29.49%, 1/27/25 .. 39 (1)
991643995.UG.FTS.B, 29.49%, 1/27/25 .. 385 403
991645667.UG.FTS.B, 29.49%, 1/27/25 .. 151 157
991646515.UG.FTS.B, 29.49%, 1/27/25 .. 19 20
991647854.UG.FTS.B, 29.49%, 1/27/25 .. 129 134
991648775.UG.FTS.B, 29.49%, 1/27/25 .. 2,436 2,540
991648967.UG.FTS.B, 29.49%, 1/27/25 .. 126 129
991649572.UG.FTS.B, 29.49%, 1/27/25 .. 81 82
991650190.UG.FTS.B, 29.49%, 1/27/25 .. 300 210
991651629.UG.FTS.B, 29.49%, 1/27/25 .. 113 117
991653371.UG.FTS.B, 29.49%, 1/27/25 .. 259 271
991654331.UG.FTS.B, 29.49%, 1/27/25 .. 322 335
991658758.UG.FTS.B, 29.49%, 1/27/25 .. 92 96
991659287.UG.FTS.B, 29.49%, 1/27/25 .. 237 18
991659586.UG.FTS.B, 29.49%, 1/27/25 .. 31 32
991660024.UG.FTS.B, 29.49%, 1/27/25 .. 67 69
991667522.UG.FTS.B, 29.49%, 1/27/25 .. 3 3
991668002.UG.FTS.B, 29.49%, 1/27/25 .. 195 15
991668359.UG.FTS.B, 29.49%, 1/27/25 .. 442 448
991669942.UG.FTS.B, 29.49%, 1/27/25 .. 61 63
991670220.UG.FTS.B, 29.49%, 1/27/25 .. 60 62
991670777.UG.FTS.B, 29.49%, 1/27/25 .. – –
991670891.UG.FTS.B, 29.49%, 1/27/25 .. 31 31
991672322.UG.FTS.B, 29.49%, 1/27/25 .. 243 251
991678623.UG.FTS.B, 29.49%, 1/27/25 .. 84 87
991680945.UG.FTS.B, 29.49%, 1/27/25 .. 286 289
991682834.UG.FTS.B, 29.49%, 1/27/25 .. 248 258
991683132.UG.FTS.B, 29.49%, 1/27/25 .. 1,081 1,129
991683393.UG.FTS.B, 29.49%, 1/27/25 .. 914 633

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
134
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991687025.UG.FTS.B, 29.49%, 1/27/25 .. $ 15 $ 15
991687934.UG.FTS.B, 29.49%, 1/27/25 .. 10 10
991688414.UG.FTS.B, 29.49%, 1/27/25 .. 24 24
991688605.UG.FTS.B, 29.49%, 1/27/25 .. 166 15
991689965.UG.FTS.B, 29.49%, 1/27/25 .. 213 222
991690240.UG.FTS.B, 29.49%, 1/27/25 .. 32 32
991691306.UG.FTS.B, 29.49%, 1/27/25 .. 185 191
991691664.UG.FTS.B, 29.49%, 1/27/25 .. 1,252 1,299
991692639.UG.FTS.B, 29.49%, 1/27/25 .. 19 19
991695052.UG.FTS.B, 29.49%, 1/27/25 .. 79 82
991695728.UG.FTS.B, 29.49%, 1/27/25 .. 596 620
991696481.UG.FTS.B, 29.49%, 1/27/25 .. 517 539
991696793.UG.FTS.B, 29.49%, 1/27/25 .. 172 172
991698282.UG.FTS.B, 29.49%, 1/27/25 .. 57 59
991698507.UG.FTS.B, 29.49%, 1/27/25 .. 116 119
991701480.UG.FTS.B, 29.49%, 1/27/25 .. 597 622
991702188.UG.FTS.B, 29.49%, 1/27/25 .. 130 135
991703342.UG.FTS.B, 29.49%, 1/27/25 .. 167 173
991705606.UG.FTS.B, 29.49%, 1/27/25 .. 44 44
991705617.UG.FTS.B, 29.49%, 1/27/25 .. 277 278
991709075.UG.FTS.B, 29.49%, 1/27/25 .. 336 341
991709652.UG.FTS.B, 29.49%, 1/27/25 .. 206 213
991710104.UG.FTS.B, 29.49%, 1/27/25 .. 66 68
991710576.UG.FTS.B, 29.49%, 1/27/25 .. 181 183
991712616.UG.FTS.B, 29.49%, 1/27/25 .. 1,004 1,047
991715908.UG.FTS.B, 29.49%, 1/27/25 .. 467 486
991716296.UG.FTS.B, 29.49%, 1/27/25 .. 215 215
991717015.UG.FTS.B, 29.49%, 1/27/25 .. 124 129
991717864.UG.FTS.B, 29.49%, 1/27/25 .. 248 259
991717964.UG.FTS.B, 29.49%, 1/27/25 .. 86 88
991718575.UG.FTS.B, 29.49%, 1/27/25 .. 149 155
991718785.UG.FTS.B, 29.49%, 1/27/25 .. 248 259
991720299.UG.FTS.B, 29.49%, 1/27/25 .. 766 791
991726868.UG.FTS.B, 29.49%, 1/27/25 .. 593 606
991727056.UG.FTS.B, 29.49%, 1/27/25 .. 936 131
991728566.UG.FTS.B, 29.49%, 1/27/25 .. 211 220
991729561.UG.FTS.B, 29.49%, 1/27/25 .. 223 228
991729760.UG.FTS.B, 29.49%, 1/27/25 .. 17 17
991730240.UG.FTS.B, 29.49%, 1/27/25 .. 253 257
991731570.UG.FTS.B, 29.49%, 1/27/25 .. 81 83
991731887.UG.FTS.B, 29.49%, 1/27/25 .. 12 12
991732661.UG.FTS.B, 29.49%, 1/27/25 .. 99 103
991737584.UG.FTS.B, 29.49%, 1/27/25 .. 105 109
991740591.UG.FTS.B, 29.49%, 1/27/25 .. 836 869
991742966.UG.FTS.B, 29.49%, 1/27/25 .. 416 416
991743785.UG.FTS.B, 29.49%, 1/27/25 .. 136 141
991747094.UG.FTS.B, 29.49%, 1/27/25 .. 21 22
991747252.UG.FTS.B, 29.49%, 1/27/25 .. 249 256
991749269.UG.FTS.B, 29.49%, 1/27/25 .. 313 326
991749414.UG.FTS.B, 29.49%, 1/27/25 .. 164 23
991749510.UG.FTS.B, 29.49%, 1/27/25 .. 245 252
991750553.UG.FTS.B, 29.49%, 1/27/25 .. 91 91
991752239.UG.FTS.B, 29.49%, 1/27/25 .. 395 412
991752832.UG.FTS.B, 29.49%, 1/27/25 .. 200 14
991753656.UG.FTS.B, 29.49%, 1/27/25 .. 35 35
991754719.UG.FTS.B, 29.49%, 1/27/25 .. 209 216
991754815.UG.FTS.B, 29.49%, 1/27/25 .. 84 87
991756435.UG.FTS.B, 29.49%, 1/27/25 .. 435 455
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991759684.UG.FTS.B, 29.49%, 1/27/25 .. $ 1,214 $ 1,247
991770465.UG.FTS.B, 29.49%, 1/27/25 .. 103 108
991774020.UG.FTS.B, 29.49%, 1/27/25 .. 412 423
991775557.UG.FTS.B, 29.49%, 1/27/25 .. 527 535
991777410.UG.FTS.B, 29.49%, 1/27/25 .. 55 45
991780499.UG.FTS.B, 29.49%, 1/27/25 .. 405 416
991781410.UG.FTS.B, 29.49%, 1/27/25 .. 107 109
991782255.UG.FTS.B, 29.49%, 1/27/25 .. 35 35
991783368.UG.FTS.B, 29.49%, 1/27/25 .. 21 22
991783887.UG.FTS.B, 29.49%, 1/27/25 .. 158 161
991784000.UG.FTS.B, 29.49%, 1/27/25 .. 189 195
991788344.UG.FTS.B, 29.49%, 1/27/25 .. 83 21
991792296.UG.FTS.B, 29.49%, 1/27/25 .. 820 842
991793218.UG.FTS.B, 29.49%, 1/27/25 .. 76 76
991793271.UG.FTS.B, 29.49%, 1/27/25 .. 247 253
991793324.UG.FTS.B, 29.49%, 1/27/25 .. 160 164
991793360.UG.FTS.B, 29.49%, 1/27/25 .. 421 433
991798454.UG.FTS.B, 29.49%, 1/27/25 .. 43 43
991800672.UG.FTS.B, 29.49%, 1/27/25 .. 118 121
991802443.UG.FTS.B, 29.49%, 1/27/25 .. 328 336
991803603.UG.FTS.B, 29.49%, 1/27/25 .. 728 731
991804585.UG.FTS.B, 29.49%, 1/27/25 .. 70 (4)
991807085.UG.FTS.B, 29.49%, 1/27/25 .. 54 55
991812381.UG.FTS.B, 29.49%, 1/27/25 .. 135 138
991814263.UG.FTS.B, 29.49%, 1/27/25 .. 9 9
991814678.UG.FTS.B, 29.49%, 1/27/25 .. 114 117
991828600.UG.FTS.B, 29.49%, 1/27/25 .. 96 98
991829288.UG.FTS.B, 29.49%, 1/27/25 .. – –
991832224.UG.FTS.B, 29.49%, 1/27/25 .. 64 66
991833226.UG.FTS.B, 29.49%, 1/27/25 .. 2,460 2,525
991836282.UG.FTS.B, 29.49%, 1/27/25 .. 4,260 4,312
991605066.UG.FTS.B, Zero Cpn, 1/28/25 . 875 61
991689747.UG.FTS.B, 14%, 1/28/25 ..... 406 404
991603028.UG.FTS.B, 15%, 1/28/25 ..... 252 252
991606397.UG.FTS.B, 15.97%, 1/28/25 .. 499 510
991606845.UG.FTS.B, 15.97%, 1/28/25 .. 74 74
991619717.UG.FTS.B, 15.97%, 1/28/25 .. 312 319
991800530.UG.FTS.B, 15.97%, 1/28/25 .. 605 615
991838313.UG.FTS.B, 15.97%, 1/28/25 .. 1,504 1,530
991610101.UG.FTS.B, 16.99%, 1/28/25 .. 1,766 1,809
991617374.UG.FTS.B, 16.99%, 1/28/25 .. 2,808 2,870
991638172.UG.FTS.B, 16.99%, 1/28/25 .. 219 17
991748718.UG.FTS.B, 16.99%, 1/28/25 .. 1,733 134
991799999.UG.FTS.B, 16.99%, 1/28/25 .. 100 102
991854471.UG.FTS.B, 16.99%, 1/28/25 .. 6,716 6,825
991613370.UG.FTS.B, 17.99%, 1/28/25 .. 283 289
991621866.UG.FTS.B, 17.99%, 1/28/25 .. 130 132
991661885.UG.FTS.B, 17.99%, 1/28/25 .. 11 11
991716911.UG.FTS.B, 17.99%, 1/28/25 .. 439 446
991720766.UG.FTS.B, 17.99%, 1/28/25 .. 800 818
991727531.UG.FTS.B, 17.99%, 1/28/25 .. 149 151
991809155.UG.FTS.B, 17.99%, 1/28/25 .. 810 822
991843689.UG.FTS.B, 17.99%, 1/28/25 .. 5,563 5,649
991692051.UG.FTS.B, 20.46%, 1/28/25 .. 424 429
991653436.UG.FTS.B, 20.97%, 1/28/25 .. 614 617
991622578.UG.FTS.B, 22.97%, 1/28/25 .. 195 193
991613877.UG.FTS.B, Zero Cpn, 1/29/25 . 608 42
991614133.UG.FTS.B, 14.98%, 1/29/25 .. 627 635

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
135
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991621915.UG.FTS.B, 14.98%, 1/29/25 .. $ 341 $ 347
991647560.UG.FTS.B, 14.98%, 1/29/25 .. 1,393 1,424
991671798.UG.FTS.B, 14.98%, 1/29/25 .. 156 159
991864236.UG.FTS.B, 14.98%, 1/29/25 .. 7,868 7,994
991669610.UG.FTS.B, 15.97%, 1/29/25 .. 506 517
991716164.UG.FTS.B, 15.97%, 1/29/25 .. 417 427
991717732.UG.FTS.B, 15.97%, 1/29/25 .. 150 2
991733949.UG.FTS.B, 15.97%, 1/29/25 .. 194 121
991811428.UG.FTS.B, 15.97%, 1/29/25 .. 259 163
991670873.UG.FTS.B, 16.99%, 1/29/25 .. 220 225
991748418.UG.FTS.B, 16.99%, 1/29/25 .. 2,495 2,526
991632718.UG.FTS.B, 17.99%, 1/29/25 .. 105 107
991669723.UG.FTS.B, 17.99%, 1/29/25 .. 217 222
991688664.UG.FTS.B, 17.99%, 1/29/25 .. 464 474
991842042.UG.FTS.B, 17.99%, 1/29/25 .. 1,780 1,802
991619308.UG.FTS.B, 18.97%, 1/29/25 .. 1,672 1,708
991654581.UG.FTS.B, 18.97%, 1/29/25 .. 331 337
991667776.UG.FTS.B, 18.97%, 1/29/25 .. 1,450 1,481
991623640.UG.FTS.B, 19.21%, 1/29/25 .. 482 492
991628531.UG.FTS.B, 19.21%, 1/29/25 .. 72 73
991667796.UG.FTS.B, 19.21%, 1/29/25 .. 313 317
991612495.UG.FTS.B, 19.8%, 1/29/25 ... 358 365
991629575.UG.FTS.B, 20.46%, 1/29/25 .. 531 542
991682711.UG.FTS.B, 20.97%, 1/29/25 .. 1,083 (3)
991612595.UG.FTS.B, 21.98%, 1/29/25 .. 1,200 103
991631756.UG.FTS.B, 21.98%, 1/29/25 .. 47 48
991666414.UG.FTS.B, 14.98%, 1/30/25 .. 1,585 1,621
991681003.UG.FTS.B, 14.98%, 1/30/25 .. 720 736
991748200.UG.FTS.B, 14.98%, 1/30/25 .. 153 157
991633765.UG.FTS.B, 15%, 1/30/25 ..... 1,111 1,136
991686296.UG.FTS.B, 15%, 1/30/25 ..... 13 13
991871721.UG.FTS.B, 16.99%, 1/30/25 .. 189 192
991624393.UG.FTS.B, 17.99%, 1/30/25 .. 369 375
991710060.UG.FTS.B, 17.99%, 1/30/25 .. 188 192
991775041.UG.FTS.B, 17.99%, 1/30/25 .. 1,295 1,321
991783304.UG.FTS.B, 17.99%, 1/30/25 .. 798 816
991788920.UG.FTS.B, 17.99%, 1/30/25 .. 314 321
991627597.UG.FTS.B, 18.97%, 1/30/25 .. 288 215
991673375.UG.FTS.B, 18.97%, 1/30/25 .. 161 165
991651806.UG.FTS.B, 19.8%, 1/30/25 ... 167 169
991685892.UG.FTS.B, 20.46%, 1/30/25 .. 264 265
991659919.UG.FTS.B, 20.97%, 1/30/25 .. 129 132
991706022.UG.FTS.B, 20.97%, 1/30/25 .. 120 119
991619303.UG.FTS.B, 21.46%, 1/30/25 .. 157 159
991625186.UG.FTS.B, 21.98%, 1/30/25 .. 160 160
991666898.UG.FTS.B, 21.98%, 1/30/25 .. 65 66
991620571.UG.FTS.B, 22.97%, 1/30/25 .. 326 325
991667507.UG.FTS.B, Zero Cpn, 1/31/25 . 242 17
991706638.UG.FTS.B, Zero Cpn, 1/31/25 . 209 15
991684639.UG.FTS.B, 14.97%, 1/31/25 .. 261 267
991832705.UG.FTS.B, 14.97%, 1/31/25 .. 244 249
991685973.UG.FTS.B, 14.98%, 1/31/25 .. 1,246 1,258
991718191.UG.FTS.B, 14.98%, 1/31/25 .. 409 419
991726744.UG.FTS.B, 14.98%, 1/31/25 .. 286 290
991831913.UG.FTS.B, 14.98%, 1/31/25 .. 78 79
991851449.UG.FTS.B, 14.98%, 1/31/25 .. 62 63
991646701.UG.FTS.B, 15%, 1/31/25 ..... 657 668
991659852.UG.FTS.B, 15%, 1/31/25 ..... 830 841
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991692599.UG.FTS.B, 15%, 1/31/25 ..... $ 1,592 $ 1,596
991805365.UG.FTS.B, 15%, 1/31/25 ..... 301 303
991853717.UG.FTS.B, 15%, 1/31/25 ..... 1,183 1,203
991863517.UG.FTS.B, 15%, 1/31/25 ..... 297 298
991870576.UG.FTS.B, 15%, 1/31/25 ..... 12 12
991638888.UG.FTS.B, 15.97%, 1/31/25 .. 116 119
991649795.UG.FTS.B, 15.97%, 1/31/25 .. 1 1
991653361.UG.FTS.B, 15.97%, 1/31/25 .. 86 86
991666372.UG.FTS.B, 15.97%, 1/31/25 .. 8,236 8,437
991746713.UG.FTS.B, 15.97%, 1/31/25 .. 219 222
991754483.UG.FTS.B, 15.97%, 1/31/25 .. 234 235
991755429.UG.FTS.B, 15.97%, 1/31/25 .. 19 19
991757099.UG.FTS.B, 15.97%, 1/31/25 .. 119 122
991809317.UG.FTS.B, 15.97%, 1/31/25 .. 1,663 1,680
991815664.UG.FTS.B, 15.97%, 1/31/25 .. 524 534
991852833.UG.FTS.B, 15.97%, 1/31/25 .. – –
991711633.UG.FTS.B, 15.99%, 1/31/25 .. 28 28
991740681.UG.FTS.B, 15.99%, 1/31/25 .. 511 513
991638718.UG.FTS.B, 16.99%, 1/31/25 .. 279 282
991642283.UG.FTS.B, 16.99%, 1/31/25 .. 179 183
991662857.UG.FTS.B, 16.99%, 1/31/25 .. 615 616
991704534.UG.FTS.B, 16.99%, 1/31/25 .. 966 987
991753549.UG.FTS.B, 16.99%, 1/31/25 .. 242 248
991757606.UG.FTS.B, 16.99%, 1/31/25 .. 399 409
991762445.UG.FTS.B, 16.99%, 1/31/25 .. 54 55
991814268.UG.FTS.B, 16.99%, 1/31/25 .. 9 9
991836242.UG.FTS.B, 16.99%, 1/31/25 .. 3,969 4,035
991856848.UG.FTS.B, 16.99%, 1/31/25 .. 174 177
991675482.UG.FTS.B, 17.97%, 1/31/25 .. 479 486
991636165.UG.FTS.B, 17.99%, 1/31/25 .. 538 551
991640620.UG.FTS.B, 17.99%, 1/31/25 .. 628 642
991642242.UG.FTS.B, 17.99%, 1/31/25 .. 163 166
991646047.UG.FTS.B, 17.99%, 1/31/25 .. 1,229 1,256
991649852.UG.FTS.B, 17.99%, 1/31/25 .. 157 160
991659616.UG.FTS.B, 17.99%, 1/31/25 .. 190 190
991664214.UG.FTS.B, 17.99%, 1/31/25 .. 144 145
991682270.UG.FTS.B, 17.99%, 1/31/25 .. 232 237
991696738.UG.FTS.B, 17.99%, 1/31/25 .. 123 126
991698361.UG.FTS.B, 17.99%, 1/31/25 .. 128 131
991709244.UG.FTS.B, 17.99%, 1/31/25 .. 120 123
991711488.UG.FTS.B, 17.99%, 1/31/25 .. – –
991712841.UG.FTS.B, 17.99%, 1/31/25 .. 495 504
991713828.UG.FTS.B, 17.99%, 1/31/25 .. 5,010 5,122
991743801.UG.FTS.B, 17.99%, 1/31/25 .. 700 716
991748611.UG.FTS.B, 17.99%, 1/31/25 .. 397 405
991754758.UG.FTS.B, 17.99%, 1/31/25 .. 1,119 1,144
991759257.UG.FTS.B, 17.99%, 1/31/25 .. 124 127
991772768.UG.FTS.B, 17.99%, 1/31/25 .. 118 121
991822192.UG.FTS.B, 17.99%, 1/31/25 .. 1,147 1,166
991635799.UG.FTS.B, 18.97%, 1/31/25 .. 931 952
991641148.UG.FTS.B, 18.97%, 1/31/25 .. 43 9
991646069.UG.FTS.B, 18.97%, 1/31/25 .. 237 242
991693691.UG.FTS.B, 18.97%, 1/31/25 .. 482 488
991702370.UG.FTS.B, 18.97%, 1/31/25 .. 161 164
991704685.UG.FTS.B, 18.97%, 1/31/25 .. 15 15
991705454.UG.FTS.B, 18.97%, 1/31/25 .. 69 69
991639577.UG.FTS.B, 19.21%, 1/31/25 .. 252 257
991642378.UG.FTS.B, 19.21%, 1/31/25 .. 27 27

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
136
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991654842.UG.FTS.B, 19.21%, 1/31/25 .. $ 221 $ 226
991660673.UG.FTS.B, 19.21%, 1/31/25 .. 1,019 1,041
991684344.UG.FTS.B, 19.21%, 1/31/25 .. 346 353
991696599.UG.FTS.B, 19.21%, 1/31/25 .. 171 174
991663410.UG.FTS.B, 19.8%, 1/31/25 ... 3,151 3,167
991666877.UG.FTS.B, 19.8%, 1/31/25 ... 87 11
991708296.UG.FTS.B, 19.8%, 1/31/25 ... 316 323
991648537.UG.FTS.B, 20.97%, 1/31/25 .. 188 192
991653526.UG.FTS.B, 20.97%, 1/31/25 .. 371 378
991653644.UG.FTS.B, 20.97%, 1/31/25 .. – –
991661887.UG.FTS.B, 20.97%, 1/31/25 .. 213 217
991683502.UG.FTS.B, 20.97%, 1/31/25 .. 453 462
991630777.UG.FTS.B, 21.46%, 1/31/25 .. 429 435
991656715.UG.FTS.B, 21.46%, 1/31/25 .. 2,515 2,564
991693835.UG.FTS.B, 21.46%, 1/31/25 .. 752 766
991672382.UG.FTS.B, 21.97%, 1/31/25 .. 5,979 6,036
991704918.UG.FTS.B, 21.98%, 1/31/25 .. 339 45
991648500.UG.FTS.B, 23.95%, 1/31/25 .. 499 498
991661661.UG.FTS.B, 23.95%, 1/31/25 .. 237 241
991799359.UG.FTS.B, 14%, 2/01/25 ..... 47 47
991883831.UG.FTS.B, 14%, 2/01/25 ..... 209 208
991745640.UG.FTS.B, 14.97%, 2/01/25 .. 468 475
991833353.UG.FTS.B, 14.98%, 2/01/25 .. 624 633
991836618.UG.FTS.B, 15%, 2/01/25 ..... 1,045 1,060
991680366.UG.FTS.B, 15.97%, 2/01/25 .. 3,454 3,511
991656115.UG.FTS.B, 15.99%, 2/01/25 .. 824 838
991666265.UG.FTS.B, 16.99%, 2/01/25 .. 599 606
991722252.UG.FTS.B, 16.99%, 2/01/25 .. 650 660
991668427.UG.FTS.B, 17.97%, 2/01/25 .. 250 249
991761791.UG.FTS.B, 17.99%, 2/01/25 .. 852 865
991657231.UG.FTS.B, 13.97%, 2/02/25 .. 4,956 5,038
991655483.UG.FTS.B, 14%, 2/02/25 ..... 9,788 9,935
991693291.UG.FTS.B, 14%, 2/02/25 ..... 196 199
991724492.UG.FTS.B, 14%, 2/02/25 ..... 112 114
991725692.UG.FTS.B, 14%, 2/02/25 ..... 263 266
991771266.UG.FTS.B, 14%, 2/02/25 ..... 177 180
991834440.UG.FTS.B, 14%, 2/02/25 ..... 277 281
991651238.UG.FTS.B, 14.97%, 2/02/25 .. 3 3
991687949.UG.FTS.B, 14.98%, 2/02/25 .. 289 293
991658184.UG.FTS.B, 15%, 2/02/25 ..... 3,863 3,925
991681442.UG.FTS.B, 15%, 2/02/25 ..... 63 63
991670102.UG.FTS.B, 15.97%, 2/02/25 .. 636 647
991670480.UG.FTS.B, 15.97%, 2/02/25 .. 46 47
991712581.UG.FTS.B, 15.97%, 2/02/25 .. 103 105
991760625.UG.FTS.B, 15.97%, 2/02/25 .. 323 329
991763118.UG.FTS.B, 15.97%, 2/02/25 .. 708 719
991783832.UG.FTS.B, 15.97%, 2/02/25 .. 255 48
991848002.UG.FTS.B, 15.97%, 2/02/25 .. 85 86
991884423.UG.FTS.B, 15.97%, 2/02/25 .. – –
991655255.UG.FTS.B, 15.99%, 2/02/25 .. 5,772 5,866
991849575.UG.FTS.B, 15.99%, 2/02/25 .. 78 79
991650925.UG.FTS.B, 16.99%, 2/02/25 .. 323 324
991666008.UG.FTS.B, 16.99%, 2/02/25 .. 544 553
991676165.UG.FTS.B, 16.99%, 2/02/25 .. 267 271
991679270.UG.FTS.B, 16.99%, 2/02/25 .. 312 317
991689542.UG.FTS.B, 16.99%, 2/02/25 .. 604 614
991781369.UG.FTS.B, 16.99%, 2/02/25 .. 771 782
991793383.UG.FTS.B, 16.99%, 2/02/25 .. 103 103
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991803768.UG.FTS.B, 16.99%, 2/02/25 .. $ 365 $ 368
991844255.UG.FTS.B, 16.99%, 2/02/25 .. 43 42
991867793.UG.FTS.B, 16.99%, 2/02/25 .. 25 25
991868233.UG.FTS.B, 16.99%, 2/02/25 .. 3,161 3,191
991871017.UG.FTS.B, 16.99%, 2/02/25 .. 1,307 1,320
991667408.UG.FTS.B, 17.97%, 2/02/25 .. 166 169
991682242.UG.FTS.B, 17.97%, 2/02/25 .. 371 377
991689544.UG.FTS.B, 17.97%, 2/02/25 .. 139 141
991657130.UG.FTS.B, 17.99%, 2/02/25 .. 88 88
991671206.UG.FTS.B, 17.99%, 2/02/25 .. 787 190
991683457.UG.FTS.B, 17.99%, 2/02/25 .. 20 20
991731323.UG.FTS.B, 17.99%, 2/02/25 .. 341 346
991788137.UG.FTS.B, 17.99%, 2/02/25 .. 340 345
991880297.UG.FTS.B, 17.99%, 2/02/25 .. 404 407
991878726.UG.FTS.B, 14.98%, 2/03/25 .. 554 559
991676136.UG.FTS.B, 16.99%, 2/03/25 .. 50 50
991886549.UG.FTS.B, 16.99%, 2/03/25 .. 81 82
991907914.UG.FTS.B, 17.99%, 2/03/25 .. 164 165
991861030.UG.FTS.B, 19.21%, 2/03/25 .. 20 20
991689885.UG.FTS.B, 19.99%, 2/03/25 .. 700 722
991696135.UG.FTS.B, 19.99%, 2/03/25 .. 28 28
991714434.UG.FTS.B, 19.99%, 2/03/25 .. 420 432
991747696.UG.FTS.B, 19.99%, 2/03/25 .. 447 320
991826636.UG.FTS.B, 19.99%, 2/03/25 .. 706 712
991859515.UG.FTS.B, 19.99%, 2/03/25 .. 285 289
991913936.UG.FTS.B, 21.46%, 2/03/25 .. 46 45
991914992.UG.FTS.B, 21.97%, 2/03/25 .. 67 67
991702146.UG.FTS.B, 21.98%, 2/03/25 .. 316 316
991885990.UG.FTS.B, 21.98%, 2/03/25 .. 147 97
991705607.UG.FTS.B, 23.95%, 2/03/25 .. 417 411
991684537.UG.FTS.B, 27.99%, 2/03/25 .. 175 180
991709780.UG.FTS.B, 27.99%, 2/03/25 .. 223 230
991744807.UG.FTS.B, 27.99%, 2/03/25 .. 213 220
991680701.UG.FTS.B, 28.98%, 2/03/25 .. 275 266
991686623.UG.FTS.B, 28.98%, 2/03/25 .. 2,848 2,938
991688155.UG.FTS.B, 28.98%, 2/03/25 .. 402 414
991694975.UG.FTS.B, 28.98%, 2/03/25 .. 1,897 1,953
991699673.UG.FTS.B, 28.98%, 2/03/25 .. 215 219
991700745.UG.FTS.B, 28.98%, 2/03/25 .. 4,376 4,435
991704352.UG.FTS.B, 28.98%, 2/03/25 .. 410 423
991708472.UG.FTS.B, 28.98%, 2/03/25 .. 84 86
991712501.UG.FTS.B, 28.98%, 2/03/25 .. 156 161
991713626.UG.FTS.B, 28.98%, 2/03/25 .. 213 219
991715244.UG.FTS.B, 28.98%, 2/03/25 .. 189 23
991716236.UG.FTS.B, 28.98%, 2/03/25 .. 126 130
991716314.UG.FTS.B, 28.98%, 2/03/25 .. 215 212
991717783.UG.FTS.B, 28.98%, 2/03/25 .. 45 45
991720594.UG.FTS.B, 28.98%, 2/03/25 .. 478 488
991726591.UG.FTS.B, 28.98%, 2/03/25 .. 223 226
991743871.UG.FTS.B, 28.98%, 2/03/25 .. 280 287
991771151.UG.FTS.B, 28.98%, 2/03/25 .. 555 564
991777700.UG.FTS.B, 28.98%, 2/03/25 .. 898 912
991813632.UG.FTS.B, 28.98%, 2/03/25 .. – –
991827774.UG.FTS.B, 28.98%, 2/03/25 .. 62 63
991882827.UG.FTS.B, 28.98%, 2/03/25 .. 197 200
991910619.UG.FTS.B, 28.98%, 2/03/25 .. 482 489
991911258.UG.FTS.B, 28.98%, 2/03/25 .. 104 105
991911288.UG.FTS.B, 28.98%, 2/03/25 .. 83 85

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
137
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991911379.UG.FTS.B, 28.98%, 2/03/25 .. $ 23 $ 23
991915303.UG.FTS.B, 28.98%, 2/03/25 .. 32 32
991916599.UG.FTS.B, 28.98%, 2/03/25 .. 102 104
991675854.UG.FTS.B, 29.49%, 2/03/25 .. 253 257
991676586.UG.FTS.B, 29.49%, 2/03/25 .. 203 205
991678160.UG.FTS.B, 29.49%, 2/03/25 .. 35 31
991678637.UG.FTS.B, 29.49%, 2/03/25 .. 191 197
991679875.UG.FTS.B, 29.49%, 2/03/25 .. 142 9
991689327.UG.FTS.B, 29.49%, 2/03/25 .. 665 685
991703345.UG.FTS.B, 29.49%, 2/03/25 .. 400 412
991711847.UG.FTS.B, 29.49%, 2/03/25 .. 94 93
991712984.UG.FTS.B, 29.49%, 2/03/25 .. 28 2
991722488.UG.FTS.B, 29.49%, 2/03/25 .. 209 215
991742223.UG.FTS.B, 29.49%, 2/03/25 .. 8 8
991747483.UG.FTS.B, 29.49%, 2/03/25 .. 448 441
991756506.UG.FTS.B, 29.49%, 2/03/25 .. 157 162
991763055.UG.FTS.B, 29.49%, 2/03/25 .. 182 22
991769654.UG.FTS.B, 29.49%, 2/03/25 .. 73 4
991770245.UG.FTS.B, 29.49%, 2/03/25 .. 463 478
991795655.UG.FTS.B, 29.49%, 2/03/25 .. 39 39
991803788.UG.FTS.B, 29.49%, 2/03/25 .. 29 29
991805657.UG.FTS.B, 29.49%, 2/03/25 .. 472 478
991821197.UG.FTS.B, 29.49%, 2/03/25 .. – –
991852488.UG.FTS.B, 29.49%, 2/03/25 .. 151 152
991864584.UG.FTS.B, 29.49%, 2/03/25 .. 132 92
991883418.UG.FTS.B, 29.49%, 2/03/25 .. 157 33
991891229.UG.FTS.B, 29.49%, 2/03/25 .. 21 3
991902227.UG.FTS.B, 29.49%, 2/03/25 .. 381 260
991909211.UG.FTS.B, 29.49%, 2/03/25 .. 31 5
991909621.UG.FTS.B, 29.49%, 2/03/25 .. 7 7
991912447.UG.FTS.B, 29.49%, 2/03/25 .. 395 391
991912585.UG.FTS.B, 29.49%, 2/03/25 .. 41 41
991916903.UG.FTS.B, 29.49%, 2/03/25 .. 231 232
991917239.UG.FTS.B, 29.49%, 2/03/25 .. 267 271
991917590.UG.FTS.B, 29.49%, 2/03/25 .. 48 48
991754102.UG.FTS.B, Zero Cpn, 2/04/25 . 43 3
991781478.UG.FTS.B, Zero Cpn, 2/04/25 . 278 19
991784708.UG.FTS.B, Zero Cpn, 2/04/25 . 206 14
991878459.UG.FTS.B, Zero Cpn, 2/04/25 . 176 12
991889761.UG.FTS.B, Zero Cpn, 2/04/25 . 99 7
991914147.UG.FTS.B, Zero Cpn, 2/04/25 . 229 16
991694525.UG.FTS.B, 14.98%, 2/04/25 .. 800 814
991775705.UG.FTS.B, 14.98%, 2/04/25 .. 183 186
991871765.UG.FTS.B, 14.98%, 2/04/25 .. 285 290
991692937.UG.FTS.B, 15%, 2/04/25 ..... 114 115
991717885.UG.FTS.B, 15.97%, 2/04/25 .. 1,111 1,130
991772223.UG.FTS.B, 15.97%, 2/04/25 .. 1,230 1,252
991809306.UG.FTS.B, 15.97%, 2/04/25 .. 283 288
991700340.UG.FTS.B, 16.99%, 2/04/25 .. 270 273
991741062.UG.FTS.B, 16.99%, 2/04/25 .. 307 308
991803848.UG.FTS.B, 16.99%, 2/04/25 .. 575 585
991809198.UG.FTS.B, 16.99%, 2/04/25 .. 529 538
991816473.UG.FTS.B, 16.99%, 2/04/25 .. 1,091 1,088
991834171.UG.FTS.B, 16.99%, 2/04/25 .. 8,196 8,336
991800894.UG.FTS.B, 17.97%, 2/04/25 .. 824 91
991761530.UG.FTS.B, 17.99%, 2/04/25 .. 401 408
991752793.UG.FTS.B, 18.97%, 2/04/25 .. 447 447
991729245.UG.FTS.B, 19.8%, 2/04/25 ... 134 136
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991685630.UG.FTS.B, 19.99%, 2/04/25 .. $ 444 $ 452
991732723.UG.FTS.B, 19.99%, 2/04/25 .. 990 70
991744504.UG.FTS.B, 19.99%, 2/04/25 .. 157 159
991889300.UG.FTS.B, 19.99%, 2/04/25 .. 159 160
991913677.UG.FTS.B, 19.99%, 2/04/25 .. 184 187
991919104.UG.FTS.B, 19.99%, 2/04/25 .. 362 365
991703863.UG.FTS.B, 20.46%, 2/04/25 .. 377 375
991915319.UG.FTS.B, 20.46%, 2/04/25 .. 175 175
991697789.UG.FTS.B, 20.97%, 2/04/25 .. 820 829
991687138.UG.FTS.B, 21.46%, 2/04/25 .. 12 12
991925637.UG.FTS.B, 21.46%, 2/04/25 .. 46 46
991712275.UG.FTS.B, 22.97%, 2/04/25 .. 446 444
991918054.UG.FTS.B, 22.97%, 2/04/25 .. 1,659 1,656
991695448.UG.FTS.B, 25.95%, 2/04/25 .. 296 196
991724012.UG.FTS.B, 27.99%, 2/04/25 .. 221 227
991911625.UG.FTS.B, 27.99%, 2/04/25 .. 1,493 316
991689281.UG.FTS.B, 28.98%, 2/04/25 .. 4 4
991696574.UG.FTS.B, 28.98%, 2/04/25 .. 147 151
991697057.UG.FTS.B, 28.98%, 2/04/25 .. 178 176
991700907.UG.FTS.B, 28.98%, 2/04/25 .. 210 216
991704302.UG.FTS.B, 28.98%, 2/04/25 .. 189 (20)
991713631.UG.FTS.B, 28.98%, 2/04/25 .. 120 (6)
991714612.UG.FTS.B, 28.98%, 2/04/25 .. – –
991714817.UG.FTS.B, 28.98%, 2/04/25 .. 152 156
991714934.UG.FTS.B, 28.98%, 2/04/25 .. 261 256
991735164.UG.FTS.B, 28.98%, 2/04/25 .. 1,429 85
991736129.UG.FTS.B, 28.98%, 2/04/25 .. 112 25
991738402.UG.FTS.B, 28.98%, 2/04/25 .. 89 66
991738710.UG.FTS.B, 28.98%, 2/04/25 .. 221 228
991765630.UG.FTS.B, 28.98%, 2/04/25 .. 68 69
991777966.UG.FTS.B, 28.98%, 2/04/25 .. 59 (2)
991786787.UG.FTS.B, 28.98%, 2/04/25 .. 170 172
991805373.UG.FTS.B, 28.98%, 2/04/25 .. 127 129
991808487.UG.FTS.B, 28.98%, 2/04/25 .. 99 98
991812064.UG.FTS.B, 28.98%, 2/04/25 .. 9 9
991824710.UG.FTS.B, 28.98%, 2/04/25 .. 729 740
991836806.UG.FTS.B, 28.98%, 2/04/25 .. 124 126
991867830.UG.FTS.B, 28.98%, 2/04/25 .. 40 40
991876641.UG.FTS.B, 28.98%, 2/04/25 .. 59 58
991900572.UG.FTS.B, 28.98%, 2/04/25 .. 110 111
991911859.UG.FTS.B, 28.98%, 2/04/25 .. 108 110
991916161.UG.FTS.B, 28.98%, 2/04/25 .. 7 7
991922928.UG.FTS.B, 28.98%, 2/04/25 .. 202 205
991926669.UG.FTS.B, 28.98%, 2/04/25 .. 77 78
991684601.UG.FTS.B, 29.49%, 2/04/25 .. 30 30
991685240.UG.FTS.B, 29.49%, 2/04/25 .. 1,477 90
991685368.UG.FTS.B, 29.49%, 2/04/25 .. 248 (12)
991686694.UG.FTS.B, 29.49%, 2/04/25 .. 189 193
991686783.UG.FTS.B, 29.49%, 2/04/25 .. 93 96
991686979.UG.FTS.B, 29.49%, 2/04/25 .. 695 714
991687371.UG.FTS.B, 29.49%, 2/04/25 .. 133 132
991687443.UG.FTS.B, 29.49%, 2/04/25 .. 27 27
991693725.UG.FTS.B, 29.49%, 2/04/25 .. 380 391
991694653.UG.FTS.B, 29.49%, 2/04/25 .. 545 555
991700247.UG.FTS.B, 29.49%, 2/04/25 .. 226 229
991700295.UG.FTS.B, 29.49%, 2/04/25 .. 459 473
991700897.UG.FTS.B, 29.49%, 2/04/25 .. 50 50
991707526.UG.FTS.B, 29.49%, 2/04/25 .. 639 615

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
138
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991708261.UG.FTS.B, 29.49%, 2/04/25 .. $ 699 $ 720
991708603.UG.FTS.B, 29.49%, 2/04/25 .. 290 299
991709190.UG.FTS.B, 29.49%, 2/04/25 .. 89 91
991713833.UG.FTS.B, 29.49%, 2/04/25 .. 710 720
991714621.UG.FTS.B, 29.49%, 2/04/25 .. 173 (9)
991717127.UG.FTS.B, 29.49%, 2/04/25 .. 182 187
991717208.UG.FTS.B, 29.49%, 2/04/25 .. 430 444
991737055.UG.FTS.B, 29.49%, 2/04/25 .. 739 749
991738154.UG.FTS.B, 29.49%, 2/04/25 .. 133 131
991746074.UG.FTS.B, 29.49%, 2/04/25 .. 1,171 257
991756930.UG.FTS.B, 29.49%, 2/04/25 .. 393 88
991758431.UG.FTS.B, 29.49%, 2/04/25 .. 110 26
991758842.UG.FTS.B, 29.49%, 2/04/25 .. 477 483
991763162.UG.FTS.B, 29.49%, 2/04/25 .. 102 105
991763796.UG.FTS.B, 29.49%, 2/04/25 .. 147 148
991767029.UG.FTS.B, 29.49%, 2/04/25 .. 59 16
991769405.UG.FTS.B, 29.49%, 2/04/25 .. 35 35
991774935.UG.FTS.B, 29.49%, 2/04/25 .. 1,175 1,210
991786330.UG.FTS.B, 29.49%, 2/04/25 .. 1,113 1,132
991786752.UG.FTS.B, 29.49%, 2/04/25 .. 117 121
991788127.UG.FTS.B, 29.49%, 2/04/25 .. 3,149 199
991807327.UG.FTS.B, 29.49%, 2/04/25 .. 229 231
991808732.UG.FTS.B, 29.49%, 2/04/25 .. 128 131
991813794.UG.FTS.B, 29.49%, 2/04/25 .. 113 111
991839430.UG.FTS.B, 29.49%, 2/04/25 .. 194 196
991847043.UG.FTS.B, 29.49%, 2/04/25 .. 717 718
991847289.UG.FTS.B, 29.49%, 2/04/25 .. 114 116
991848466.UG.FTS.B, 29.49%, 2/04/25 .. 85 86
991849560.UG.FTS.B, 29.49%, 2/04/25 .. 95 98
991867247.UG.FTS.B, 29.49%, 2/04/25 .. 160 157
991876144.UG.FTS.B, 29.49%, 2/04/25 .. 123 125
991878368.UG.FTS.B, 29.49%, 2/04/25 .. 206 207
991879607.UG.FTS.B, 29.49%, 2/04/25 .. 233 235
991884671.UG.FTS.B, 29.49%, 2/04/25 .. 78 19
991901138.UG.FTS.B, 29.49%, 2/04/25 .. 287 191
991909249.UG.FTS.B, 29.49%, 2/04/25 .. 131 133
991910520.UG.FTS.B, 29.49%, 2/04/25 .. 217 (6)
991915109.UG.FTS.B, 29.49%, 2/04/25 .. 6 6
991915193.UG.FTS.B, 29.49%, 2/04/25 .. 100 101
991915888.UG.FTS.B, 29.49%, 2/04/25 .. 244 246
991916695.UG.FTS.B, 29.49%, 2/04/25 .. 98 70
991916727.UG.FTS.B, 29.49%, 2/04/25 .. 64 64
991917180.UG.FTS.B, 29.49%, 2/04/25 .. 202 205
991918511.UG.FTS.B, 29.49%, 2/04/25 .. 2,023 2,040
991919432.UG.FTS.B, 29.49%, 2/04/25 .. 22 22
991923655.UG.FTS.B, 29.49%, 2/04/25 .. 33 33
991924956.UG.FTS.B, 29.49%, 2/04/25 .. – –
991693710.UG.FTS.B, Zero Cpn, 2/05/25 . 1,843 127
991695648.UG.FTS.B, Zero Cpn, 2/05/25 . 201 14
991713972.UG.FTS.B, Zero Cpn, 2/05/25 . 339 23
991714620.UG.FTS.B, Zero Cpn, 2/05/25 . 382 26
991742001.UG.FTS.B, Zero Cpn, 2/05/25 . 90 6
991743763.UG.FTS.B, Zero Cpn, 2/05/25 . 217 15
991754505.UG.FTS.B, Zero Cpn, 2/05/25 . 73 5
991793437.UG.FTS.B, Zero Cpn, 2/05/25 . 571 40
991817091.UG.FTS.B, Zero Cpn, 2/05/25 . 64 4
991833938.UG.FTS.B, Zero Cpn, 2/05/25 . 118 8
991923291.UG.FTS.B, Zero Cpn, 2/05/25 . 64 5
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991712920.UG.FTS.B, 18.97%, 2/05/25 .. $ – $ –
991720650.UG.FTS.B, 18.97%, 2/05/25 .. 1,705 1,097
991717423.UG.FTS.B, 19.21%, 2/05/25 .. 60 61
991788298.UG.FTS.B, 19.21%, 2/05/25 .. 213 213
991861184.UG.FTS.B, 19.21%, 2/05/25 .. 197 200
991721206.UG.FTS.B, 19.8%, 2/05/25 ... 11 11
991682958.UG.FTS.B, 19.99%, 2/05/25 .. 1,247 1,246
991693229.UG.FTS.B, 19.99%, 2/05/25 .. 93 96
991693967.UG.FTS.B, 19.99%, 2/05/25 .. 238 245
991693994.UG.FTS.B, 19.99%, 2/05/25 .. 122 126
991700959.UG.FTS.B, 19.99%, 2/05/25 .. 31 28
991705785.UG.FTS.B, 19.99%, 2/05/25 .. 4 4
991709370.UG.FTS.B, 19.99%, 2/05/25 .. 91 91
991710161.UG.FTS.B, 19.99%, 2/05/25 .. 86 87
991719379.UG.FTS.B, 19.99%, 2/05/25 .. 239 239
991725525.UG.FTS.B, 19.99%, 2/05/25 .. 368 370
991726938.UG.FTS.B, 19.99%, 2/05/25 .. 118 122
991735635.UG.FTS.B, 19.99%, 2/05/25 .. 119 123
991739604.UG.FTS.B, 19.99%, 2/05/25 .. 1,346 1,386
991754294.UG.FTS.B, 19.99%, 2/05/25 .. 839 852
991772904.UG.FTS.B, 19.99%, 2/05/25 .. 174 179
991805088.UG.FTS.B, 19.99%, 2/05/25 .. – –
991809104.UG.FTS.B, 19.99%, 2/05/25 .. – –
991817784.UG.FTS.B, 19.99%, 2/05/25 .. 158 160
991831360.UG.FTS.B, 19.99%, 2/05/25 .. 794 819
991832671.UG.FTS.B, 19.99%, 2/05/25 .. 240 241
991895791.UG.FTS.B, 19.99%, 2/05/25 .. 66 67
991915152.UG.FTS.B, 19.99%, 2/05/25 .. 413 409
991915773.UG.FTS.B, 19.99%, 2/05/25 .. 39 39
991918916.UG.FTS.B, 19.99%, 2/05/25 .. 53 53
991930448.UG.FTS.B, 19.99%, 2/05/25 .. 21 21
991936396.UG.FTS.B, 19.99%, 2/05/25 .. 9 9
991938588.UG.FTS.B, 19.99%, 2/05/25 .. – –
991713079.UG.FTS.B, 20.46%, 2/05/25 .. 521 528
991786575.UG.FTS.B, 20.46%, 2/05/25 .. – –
991841527.UG.FTS.B, 20.46%, 2/05/25 .. 581 576
991707903.UG.FTS.B, 20.97%, 2/05/25 .. 130 131
991715134.UG.FTS.B, 20.97%, 2/05/25 .. 271 274
991715412.UG.FTS.B, 20.97%, 2/05/25 .. 279 282
991832676.UG.FTS.B, 20.97%, 2/05/25 .. 10,374 10,497
991835755.UG.FTS.B, 20.97%, 2/05/25 .. 485 487
991872851.UG.FTS.B, 20.98%, 2/05/25 .. 348 348
991693565.UG.FTS.B, 21.46%, 2/05/25 .. 177 175
991798372.UG.FTS.B, 21.46%, 2/05/25 .. 475 100
991834692.UG.FTS.B, 21.46%, 2/05/25 .. 998 1,006
991840414.UG.FTS.B, 21.46%, 2/05/25 .. 406 401
991869250.UG.FTS.B, 21.46%, 2/05/25 .. 1,663 1,660
991909294.UG.FTS.B, 21.46%, 2/05/25 .. 31 31
991910043.UG.FTS.B, 21.46%, 2/05/25 .. 1,508 1,505
991721018.UG.FTS.B, 21.98%, 2/05/25 .. 761 158
991755283.UG.FTS.B, 21.98%, 2/05/25 .. 193 192
991911356.UG.FTS.B, 21.98%, 2/05/25 .. 187 187
991708641.UG.FTS.B, 22.97%, 2/05/25 .. 695 701
991713571.UG.FTS.B, 22.97%, 2/05/25 .. 1,055 1,046
991743501.UG.FTS.B, 22.97%, 2/05/25 .. 547 552
991748087.UG.FTS.B, 22.97%, 2/05/25 .. 16 16
991783388.UG.FTS.B, 22.97%, 2/05/25 .. 419 422
991794589.UG.FTS.B, 22.97%, 2/05/25 .. 155 156

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
139
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991924883.UG.FTS.B, 23.95%, 2/05/25 .. $ 81 $ 81
991703789.UG.FTS.B, 24.95%, 2/05/25 .. 203 201
991804301.UG.FTS.B, 25.94%, 2/05/25 .. 221 27
991707914.UG.FTS.B, 25.95%, 2/05/25 .. 69 69
991743591.UG.FTS.B, 25.95%, 2/05/25 .. 178 176
991755942.UG.FTS.B, 26.94%, 2/05/25 .. 744 507
991737282.UG.FTS.B, 27.95%, 2/05/25 .. 131 135
991693154.UG.FTS.B, 27.99%, 2/05/25 .. 43 42
991696029.UG.FTS.B, 27.99%, 2/05/25 .. 271 280
991705622.UG.FTS.B, 27.99%, 2/05/25 .. 237 243
991706774.UG.FTS.B, 27.99%, 2/05/25 .. 22 22
991717022.UG.FTS.B, 27.99%, 2/05/25 .. 235 243
991747914.UG.FTS.B, 27.99%, 2/05/25 .. 2,759 2,844
991750448.UG.FTS.B, 27.99%, 2/05/25 .. 130 128
991806478.UG.FTS.B, 27.99%, 2/05/25 .. 44 37
991936016.UG.FTS.B, 27.99%, 2/05/25 .. 48 47
991675164.UG.FTS.B, 28.98%, 2/05/25 .. 1,510 325
991677817.UG.FTS.B, 28.98%, 2/05/25 .. 1,541 1,556
991680083.UG.FTS.B, 28.98%, 2/05/25 .. 64 64
991683489.UG.FTS.B, 28.98%, 2/05/25 .. 2,438 2,505
991693898.UG.FTS.B, 28.98%, 2/05/25 .. 58 8
991694863.UG.FTS.B, 28.98%, 2/05/25 .. 21 21
991695593.UG.FTS.B, 28.98%, 2/05/25 .. 29 29
991696534.UG.FTS.B, 28.98%, 2/05/25 .. 287 22
991700269.UG.FTS.B, 28.98%, 2/05/25 .. 171 176
991702659.UG.FTS.B, 28.98%, 2/05/25 .. 609 37
991702789.UG.FTS.B, 28.98%, 2/05/25 .. 571 585
991702826.UG.FTS.B, 28.98%, 2/05/25 .. 149 10
991704666.UG.FTS.B, 28.98%, 2/05/25 .. 399 411
991704721.UG.FTS.B, 28.98%, 2/05/25 .. 89 6
991705698.UG.FTS.B, 28.98%, 2/05/25 .. 82 84
991705736.UG.FTS.B, 28.98%, 2/05/25 .. 148 31
991706202.UG.FTS.B, 28.98%, 2/05/25 .. 380 392
991706300.UG.FTS.B, 28.98%, 2/05/25 .. 330 336
991706343.UG.FTS.B, 28.98%, 2/05/25 .. 93 94
991706382.UG.FTS.B, 28.98%, 2/05/25 .. 161 166
991706981.UG.FTS.B, 28.98%, 2/05/25 .. – –
991707064.UG.FTS.B, 28.98%, 2/05/25 .. 769 99
991708055.UG.FTS.B, 28.98%, 2/05/25 .. 203 210
991708168.UG.FTS.B, 28.98%, 2/05/25 .. 290 211
991708239.UG.FTS.B, 28.98%, 2/05/25 .. 190 195
991708288.UG.FTS.B, 28.98%, 2/05/25 .. 179 177
991708354.UG.FTS.B, 28.98%, 2/05/25 .. 140 139
991708535.UG.FTS.B, 28.98%, 2/05/25 .. 9 9
991709411.UG.FTS.B, 28.98%, 2/05/25 .. 202 201
991710032.UG.FTS.B, 28.98%, 2/05/25 .. 75 74
991710420.UG.FTS.B, 28.98%, 2/05/25 .. 522 31
991710514.UG.FTS.B, 28.98%, 2/05/25 .. 55 45
991710560.UG.FTS.B, 28.98%, 2/05/25 .. 554 562
991711890.UG.FTS.B, 28.98%, 2/05/25 .. 460 452
991712219.UG.FTS.B, 28.98%, 2/05/25 .. 871 891
991712458.UG.FTS.B, 28.98%, 2/05/25 .. 130 130
991714493.UG.FTS.B, 28.98%, 2/05/25 .. 133 137
991715735.UG.FTS.B, 28.98%, 2/05/25 .. 100 102
991716179.UG.FTS.B, 28.98%, 2/05/25 .. 216 222
991717401.UG.FTS.B, 28.98%, 2/05/25 .. 250 55
991718026.UG.FTS.B, 28.98%, 2/05/25 .. 638 41
991718944.UG.FTS.B, 28.98%, 2/05/25 .. 846 872
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991719300.UG.FTS.B, 28.98%, 2/05/25 .. $ 91 $ (4)
991721024.UG.FTS.B, 28.98%, 2/05/25 .. 764 788
991721186.UG.FTS.B, 28.98%, 2/05/25 .. 936 (42)
991724571.UG.FTS.B, 28.98%, 2/05/25 .. 189 195
991724730.UG.FTS.B, 28.98%, 2/05/25 .. 814 840
991726806.UG.FTS.B, 28.98%, 2/05/25 .. 141 144
991728132.UG.FTS.B, 28.98%, 2/05/25 .. 796 803
991729522.UG.FTS.B, 28.98%, 2/05/25 .. 59 60
991730611.UG.FTS.B, 28.98%, 2/05/25 .. 854 881
991732989.UG.FTS.B, 28.98%, 2/05/25 .. 346 357
991733966.UG.FTS.B, 28.98%, 2/05/25 .. 92 11
991734130.UG.FTS.B, 28.98%, 2/05/25 .. 74 76
991734853.UG.FTS.B, 28.98%, 2/05/25 .. 124 127
991735560.UG.FTS.B, 28.98%, 2/05/25 .. 112 116
991736771.UG.FTS.B, 28.98%, 2/05/25 .. 231 235
991737214.UG.FTS.B, 28.98%, 2/05/25 .. 197 203
991737532.UG.FTS.B, 28.98%, 2/05/25 .. 1,765 1,802
991737652.UG.FTS.B, 28.98%, 2/05/25 .. 400 412
991739073.UG.FTS.B, 28.98%, 2/05/25 .. 253 254
991739154.UG.FTS.B, 28.98%, 2/05/25 .. 2,821 2,910
991739980.UG.FTS.B, 28.98%, 2/05/25 .. 342 352
991742979.UG.FTS.B, 28.98%, 2/05/25 .. 99 102
991743526.UG.FTS.B, 28.98%, 2/05/25 .. 271 280
991744726.UG.FTS.B, 28.98%, 2/05/25 .. 293 290
991745601.UG.FTS.B, 28.98%, 2/05/25 .. 320 328
991745801.UG.FTS.B, 28.98%, 2/05/25 .. 20 (1)
991746873.UG.FTS.B, 28.98%, 2/05/25 .. 204 209
991747299.UG.FTS.B, 28.98%, 2/05/25 .. 92 93
991749552.UG.FTS.B, 28.98%, 2/05/25 .. 310 201
991751338.UG.FTS.B, 28.98%, 2/05/25 .. 36 35
991753087.UG.FTS.B, 28.98%, 2/05/25 .. 39 39
991755981.UG.FTS.B, 28.98%, 2/05/25 .. 274 283
991759228.UG.FTS.B, 28.98%, 2/05/25 .. 63 17
991759687.UG.FTS.B, 28.98%, 2/05/25 .. 293 302
991761917.UG.FTS.B, 28.98%, 2/05/25 .. 194 200
991762144.UG.FTS.B, 28.98%, 2/05/25 .. 190 193
991762262.UG.FTS.B, 28.98%, 2/05/25 .. 157 45
991764086.UG.FTS.B, 28.98%, 2/05/25 .. 81 83
991764922.UG.FTS.B, 28.98%, 2/05/25 .. 155 160
991765246.UG.FTS.B, 28.98%, 2/05/25 .. – –
991769018.UG.FTS.B, 28.98%, 2/05/25 .. 322 332
991769355.UG.FTS.B, 28.98%, 2/05/25 .. 7 7
991769429.UG.FTS.B, 28.98%, 2/05/25 .. 99 102
991772451.UG.FTS.B, 28.98%, 2/05/25 .. 1,022 1,053
991776821.UG.FTS.B, 28.98%, 2/05/25 .. 112 115
991776933.UG.FTS.B, 28.98%, 2/05/25 .. 304 309
991783383.UG.FTS.B, 28.98%, 2/05/25 .. 1,942 (134)
991783771.UG.FTS.B, 28.98%, 2/05/25 .. 1,059 1,093
991784786.UG.FTS.B, 28.98%, 2/05/25 .. 60 60
991788735.UG.FTS.B, 28.98%, 2/05/25 .. 454 468
991789109.UG.FTS.B, 28.98%, 2/05/25 .. 307 304
991790367.UG.FTS.B, 28.98%, 2/05/25 .. 1,294 1,317
991796763.UG.FTS.B, 28.98%, 2/05/25 .. 64 62
991796983.UG.FTS.B, 28.98%, 2/05/25 .. 19 19
991802238.UG.FTS.B, 28.98%, 2/05/25 .. 131 130
991805668.UG.FTS.B, 28.98%, 2/05/25 .. 124 127
991807068.UG.FTS.B, 28.98%, 2/05/25 .. 401 411
991808450.UG.FTS.B, 28.98%, 2/05/25 .. 144 149

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
140
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991810934.UG.FTS.B, 28.98%, 2/05/25 .. $ 2,277 $ 139
991811477.UG.FTS.B, 28.98%, 2/05/25 .. 850 876
991813874.UG.FTS.B, 28.98%, 2/05/25 .. 143 147
991815656.UG.FTS.B, 28.98%, 2/05/25 .. 17 17
991819745.UG.FTS.B, 28.98%, 2/05/25 .. 69 70
991819751.UG.FTS.B, 28.98%, 2/05/25 .. 719 735
991820191.UG.FTS.B, 28.98%, 2/05/25 .. 90 92
991829108.UG.FTS.B, 28.98%, 2/05/25 .. 653 658
991833444.UG.FTS.B, 28.98%, 2/05/25 .. 297 303
991836188.UG.FTS.B, 28.98%, 2/05/25 .. 206 209
991836325.UG.FTS.B, 28.98%, 2/05/25 .. 402 401
991836344.UG.FTS.B, 28.98%, 2/05/25 .. 147 146
991837760.UG.FTS.B, 28.98%, 2/05/25 .. 559 68
991842297.UG.FTS.B, 28.98%, 2/05/25 .. 110 113
991842364.UG.FTS.B, 28.98%, 2/05/25 .. 1,333 1,364
991844958.UG.FTS.B, 28.98%, 2/05/25 .. 889 590
991851738.UG.FTS.B, 28.98%, 2/05/25 .. 26 26
991853185.UG.FTS.B, 28.98%, 2/05/25 .. 16 16
991853554.UG.FTS.B, 28.98%, 2/05/25 .. – –
991853573.UG.FTS.B, 28.98%, 2/05/25 .. 846 872
991853603.UG.FTS.B, 28.98%, 2/05/25 .. 315 323
991855938.UG.FTS.B, 28.98%, 2/05/25 .. 300 309
991857568.UG.FTS.B, 28.98%, 2/05/25 .. 464 478
991857619.UG.FTS.B, 28.98%, 2/05/25 .. 197 200
991863657.UG.FTS.B, 28.98%, 2/05/25 .. 127 131
991865740.UG.FTS.B, 28.98%, 2/05/25 .. 122 7
991868870.UG.FTS.B, 28.98%, 2/05/25 .. 45 45
991884917.UG.FTS.B, 28.98%, 2/05/25 .. 476 484
991886335.UG.FTS.B, 28.98%, 2/05/25 .. 335 340
991889830.UG.FTS.B, 28.98%, 2/05/25 .. 376 382
991893126.UG.FTS.B, 28.98%, 2/05/25 .. 46 46
991894894.UG.FTS.B, 28.98%, 2/05/25 .. 1,518 1,541
991897007.UG.FTS.B, 28.98%, 2/05/25 .. 136 137
991900228.UG.FTS.B, 28.98%, 2/05/25 .. 54 53
991900834.UG.FTS.B, 28.98%, 2/05/25 .. 22 22
991901365.UG.FTS.B, 28.98%, 2/05/25 .. 839 851
991903733.UG.FTS.B, 28.98%, 2/05/25 .. 41 41
991908584.UG.FTS.B, 28.98%, 2/05/25 .. 105 107
991911562.UG.FTS.B, 28.98%, 2/05/25 .. 355 88
991914304.UG.FTS.B, 28.98%, 2/05/25 .. 135 137
991914967.UG.FTS.B, 28.98%, 2/05/25 .. 1 1
991916809.UG.FTS.B, 28.98%, 2/05/25 .. 73 73
991918327.UG.FTS.B, 28.98%, 2/05/25 .. 80 19
991918392.UG.FTS.B, 28.98%, 2/05/25 .. 138 (6)
991921265.UG.FTS.B, 28.98%, 2/05/25 .. 109 110
991922743.UG.FTS.B, 28.98%, 2/05/25 .. 90 93
991937493.UG.FTS.B, 28.98%, 2/05/25 .. 752 763
991937565.UG.FTS.B, 28.98%, 2/05/25 .. 188 185
991938119.UG.FTS.B, 28.98%, 2/05/25 .. 1,512 1,535
991681542.UG.FTS.B, 29.45%, 2/05/25 .. 110 110
991857451.UG.FTS.B, 29.45%, 2/05/25 .. 36 36
991896785.UG.FTS.B, 29.47%, 2/05/25 .. 4,087 4,062
991692669.UG.FTS.B, 29.48%, 2/05/25 .. 600 618
991680433.UG.FTS.B, 29.49%, 2/05/25 .. 254 255
991693084.UG.FTS.B, 29.49%, 2/05/25 .. 108 111
991693368.UG.FTS.B, 29.49%, 2/05/25 .. 15 15
991694002.UG.FTS.B, 29.49%, 2/05/25 .. 45 45
991694063.UG.FTS.B, 29.49%, 2/05/25 .. 19 19
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991694154.UG.FTS.B, 29.49%, 2/05/25 .. $ 1,022 $ 1,006
991694848.UG.FTS.B, 29.49%, 2/05/25 .. 1,318 1,335
991695320.UG.FTS.B, 29.49%, 2/05/25 .. 105 23
991695683.UG.FTS.B, 29.49%, 2/05/25 .. – –
991695684.UG.FTS.B, 29.49%, 2/05/25 .. 314 312
991696008.UG.FTS.B, 29.49%, 2/05/25 .. 30 30
991696026.UG.FTS.B, 29.49%, 2/05/25 .. 19 3
991696109.UG.FTS.B, 29.49%, 2/05/25 .. 55 56
991696191.UG.FTS.B, 29.49%, 2/05/25 .. 119 (3)
991697214.UG.FTS.B, 29.49%, 2/05/25 .. 176 182
991697402.UG.FTS.B, 29.49%, 2/05/25 .. 228 234
991698261.UG.FTS.B, 29.49%, 2/05/25 .. – –
991699635.UG.FTS.B, 29.49%, 2/05/25 .. 10 10
991700073.UG.FTS.B, 29.49%, 2/05/25 .. 228 235
991700153.UG.FTS.B, 29.49%, 2/05/25 .. 386 392
991700408.UG.FTS.B, 29.49%, 2/05/25 .. 17 17
991700758.UG.FTS.B, 29.49%, 2/05/25 .. 404 410
991701975.UG.FTS.B, 29.49%, 2/05/25 .. 142 138
991702103.UG.FTS.B, 29.49%, 2/05/25 .. 217 222
991702149.UG.FTS.B, 29.49%, 2/05/25 .. 317 325
991702168.UG.FTS.B, 29.49%, 2/05/25 .. – –
991702693.UG.FTS.B, 29.49%, 2/05/25 .. 150 8
991702737.UG.FTS.B, 29.49%, 2/05/25 .. 125 (6)
991703134.UG.FTS.B, 29.49%, 2/05/25 .. 27 26
991703611.UG.FTS.B, 29.49%, 2/05/25 .. 124 127
991704018.UG.FTS.B, 29.49%, 2/05/25 .. 8 8
991704269.UG.FTS.B, 29.49%, 2/05/25 .. 123 124
991704532.UG.FTS.B, 29.49%, 2/05/25 .. 369 (20)
991704974.UG.FTS.B, 29.49%, 2/05/25 .. 169 167
991705010.UG.FTS.B, 29.49%, 2/05/25 .. 1,294 896
991705084.UG.FTS.B, 29.49%, 2/05/25 .. 85 87
991705304.UG.FTS.B, 29.49%, 2/05/25 .. 602 589
991706770.UG.FTS.B, 29.49%, 2/05/25 .. 164 169
991707286.UG.FTS.B, 29.49%, 2/05/25 .. 56 56
991707576.UG.FTS.B, 29.49%, 2/05/25 .. 109 13
991707666.UG.FTS.B, 29.49%, 2/05/25 .. 34 33
991707844.UG.FTS.B, 29.49%, 2/05/25 .. 14 14
991708918.UG.FTS.B, 29.49%, 2/05/25 .. 657 657
991709106.UG.FTS.B, 29.49%, 2/05/25 .. 27 4
991709219.UG.FTS.B, 29.49%, 2/05/25 .. 86 88
991709454.UG.FTS.B, 29.49%, 2/05/25 .. 215 219
991710089.UG.FTS.B, 29.49%, 2/05/25 .. 248 249
991710338.UG.FTS.B, 29.49%, 2/05/25 .. 65 64
991710782.UG.FTS.B, 29.49%, 2/05/25 .. 1,105 1,135
991711354.UG.FTS.B, 29.49%, 2/05/25 .. 30 30
991711446.UG.FTS.B, 29.49%, 2/05/25 .. 57 58
991712242.UG.FTS.B, 29.49%, 2/05/25 .. 223 219
991713293.UG.FTS.B, 29.49%, 2/05/25 .. 138 142
991713639.UG.FTS.B, 29.49%, 2/05/25 .. 260 262
991713769.UG.FTS.B, 29.49%, 2/05/25 .. 45 45
991714061.UG.FTS.B, 29.49%, 2/05/25 .. 19 18
991714180.UG.FTS.B, 29.49%, 2/05/25 .. 313 322
991714380.UG.FTS.B, 29.49%, 2/05/25 .. 1,253 271
991714508.UG.FTS.B, 29.49%, 2/05/25 .. 33 33
991714617.UG.FTS.B, 29.49%, 2/05/25 .. 124 125
991715331.UG.FTS.B, 29.49%, 2/05/25 .. 230 29
991715444.UG.FTS.B, 29.49%, 2/05/25 .. 1,022 1,031
991715800.UG.FTS.B, 29.49%, 2/05/25 .. 173 178

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
141
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991716657.UG.FTS.B, 29.49%, 2/05/25 .. $ 52 $ 53
991717220.UG.FTS.B, 29.49%, 2/05/25 .. 25 24
991718850.UG.FTS.B, 29.49%, 2/05/25 .. 737 731
991719235.UG.FTS.B, 29.49%, 2/05/25 .. 308 297
991719314.UG.FTS.B, 29.49%, 2/05/25 .. 16 15
991719551.UG.FTS.B, 29.49%, 2/05/25 .. 256 264
991720302.UG.FTS.B, 29.49%, 2/05/25 .. 1,842 231
991722607.UG.FTS.B, 29.49%, 2/05/25 .. 49 15
991722812.UG.FTS.B, 29.49%, 2/05/25 .. 249 257
991722885.UG.FTS.B, 29.49%, 2/05/25 .. 385 250
991723913.UG.FTS.B, 29.49%, 2/05/25 .. 73 74
991723921.UG.FTS.B, 29.49%, 2/05/25 .. 115 25
991724744.UG.FTS.B, 29.49%, 2/05/25 .. 18 18
991725533.UG.FTS.B, 29.49%, 2/05/25 .. 231 28
991725800.UG.FTS.B, 29.49%, 2/05/25 .. 272 278
991727032.UG.FTS.B, 29.49%, 2/05/25 .. 166 171
991727200.UG.FTS.B, 29.49%, 2/05/25 .. 238 235
991727290.UG.FTS.B, 29.49%, 2/05/25 .. 34 34
991728298.UG.FTS.B, 29.49%, 2/05/25 .. 104 107
991728509.UG.FTS.B, 29.49%, 2/05/25 .. 84 86
991730414.UG.FTS.B, 29.49%, 2/05/25 .. 724 722
991731697.UG.FTS.B, 29.49%, 2/05/25 .. 234 51
991732282.UG.FTS.B, 29.49%, 2/05/25 .. 149 154
991732719.UG.FTS.B, 29.49%, 2/05/25 .. 241 236
991733288.UG.FTS.B, 29.49%, 2/05/25 .. 8 8
991733824.UG.FTS.B, 29.49%, 2/05/25 .. 1,686 1,737
991734685.UG.FTS.B, 29.49%, 2/05/25 .. 103 102
991736873.UG.FTS.B, 29.49%, 2/05/25 .. 484 491
991737308.UG.FTS.B, 29.49%, 2/05/25 .. 447 451
991738913.UG.FTS.B, 29.49%, 2/05/25 .. 38 33
991741465.UG.FTS.B, 29.49%, 2/05/25 .. 118 117
991741813.UG.FTS.B, 29.49%, 2/05/25 .. 101 104
991741984.UG.FTS.B, 29.49%, 2/05/25 .. 316 324
991743811.UG.FTS.B, 29.49%, 2/05/25 .. 103 23
991744524.UG.FTS.B, 29.49%, 2/05/25 .. 205 208
991745068.UG.FTS.B, 29.49%, 2/05/25 .. 6,012 6,202
991745294.UG.FTS.B, 29.49%, 2/05/25 .. 149 153
991745434.UG.FTS.B, 29.49%, 2/05/25 .. 58 59
991745495.UG.FTS.B, 29.49%, 2/05/25 .. 78 79
991745604.UG.FTS.B, 29.49%, 2/05/25 .. 87 37
991746165.UG.FTS.B, 29.49%, 2/05/25 .. 250 258
991747447.UG.FTS.B, 29.49%, 2/05/25 .. 657 678
991747772.UG.FTS.B, 29.49%, 2/05/25 .. 57 56
991748176.UG.FTS.B, 29.49%, 2/05/25 .. 116 118
991748448.UG.FTS.B, 29.49%, 2/05/25 .. 1,224 1,244
991750763.UG.FTS.B, 29.49%, 2/05/25 .. 335 345
991751122.UG.FTS.B, 29.49%, 2/05/25 .. 318 326
991751856.UG.FTS.B, 29.49%, 2/05/25 .. 61 62
991752282.UG.FTS.B, 29.49%, 2/05/25 .. 314 303
991752383.UG.FTS.B, 29.49%, 2/05/25 .. 169 175
991753004.UG.FTS.B, 29.49%, 2/05/25 .. 296 303
991753604.UG.FTS.B, 29.49%, 2/05/25 .. 287 295
991754108.UG.FTS.B, 29.49%, 2/05/25 .. 145 149
991754738.UG.FTS.B, 29.49%, 2/05/25 .. 1,449 (69)
991755735.UG.FTS.B, 29.49%, 2/05/25 .. 649 636
991756003.UG.FTS.B, 29.49%, 2/05/25 .. 282 34
991756132.UG.FTS.B, 29.49%, 2/05/25 .. 161 165
991756904.UG.FTS.B, 29.49%, 2/05/25 .. 54 55
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991757074.UG.FTS.B, 29.49%, 2/05/25 .. $ 119 $ 84
991757533.UG.FTS.B, 29.49%, 2/05/25 .. 144 147
991761533.UG.FTS.B, 29.49%, 2/05/25 .. 459 457
991767013.UG.FTS.B, 29.49%, 2/05/25 .. 154 159
991768291.UG.FTS.B, 29.49%, 2/05/25 .. 119 123
991769834.UG.FTS.B, 29.49%, 2/05/25 .. 258 256
991770008.UG.FTS.B, 29.49%, 2/05/25 .. 123 121
991770185.UG.FTS.B, 29.49%, 2/05/25 .. 136 139
991770513.UG.FTS.B, 29.49%, 2/05/25 .. 102 105
991770583.UG.FTS.B, 29.49%, 2/05/25 .. 564 574
991775351.UG.FTS.B, 29.49%, 2/05/25 .. 841 858
991777615.UG.FTS.B, 29.49%, 2/05/25 .. 35 34
991779678.UG.FTS.B, 29.49%, 2/05/25 .. 160 165
991781231.UG.FTS.B, 29.49%, 2/05/25 .. 37 37
991781254.UG.FTS.B, 29.49%, 2/05/25 .. 77 10
991781338.UG.FTS.B, 29.49%, 2/05/25 .. 991 1,022
991781343.UG.FTS.B, 29.49%, 2/05/25 .. 47 47
991783476.UG.FTS.B, 29.49%, 2/05/25 .. 1,310 1,331
991783713.UG.FTS.B, 29.49%, 2/05/25 .. 429 440
991786645.UG.FTS.B, 29.49%, 2/05/25 .. 1,012 125
991788833.UG.FTS.B, 29.49%, 2/05/25 .. 399 411
991790182.UG.FTS.B, 29.49%, 2/05/25 .. 124 128
991792046.UG.FTS.B, 29.49%, 2/05/25 .. 85 87
991792427.UG.FTS.B, 29.49%, 2/05/25 .. 256 264
991794941.UG.FTS.B, 29.49%, 2/05/25 .. 24 24
991795036.UG.FTS.B, 29.49%, 2/05/25 .. – –
991795791.UG.FTS.B, 29.49%, 2/05/25 .. 66 18
991796894.UG.FTS.B, 29.49%, 2/05/25 .. 716 738
991798321.UG.FTS.B, 29.49%, 2/05/25 .. 936 112
991800020.UG.FTS.B, 29.49%, 2/05/25 .. 184 12
991805103.UG.FTS.B, 29.49%, 2/05/25 .. 141 31
991805106.UG.FTS.B, 29.49%, 2/05/25 .. 422 428
991810808.UG.FTS.B, 29.49%, 2/05/25 .. 380 26
991811197.UG.FTS.B, 29.49%, 2/05/25 .. 289 294
991811424.UG.FTS.B, 29.49%, 2/05/25 .. 711 158
991812577.UG.FTS.B, 29.49%, 2/05/25 .. 144 149
991812942.UG.FTS.B, 29.49%, 2/05/25 .. 53 53
991814320.UG.FTS.B, 29.49%, 2/05/25 .. 421 90
991814652.UG.FTS.B, 29.49%, 2/05/25 .. 96 22
991814933.UG.FTS.B, 29.49%, 2/05/25 .. 182 185
991815312.UG.FTS.B, 29.49%, 2/05/25 .. 288 297
991815686.UG.FTS.B, 29.49%, 2/05/25 .. 141 18
991816202.UG.FTS.B, 29.49%, 2/05/25 .. 25 25
991819334.UG.FTS.B, 29.49%, 2/05/25 .. 462 311
991819739.UG.FTS.B, 29.49%, 2/05/25 .. 1,041 1,073
991819909.UG.FTS.B, 29.49%, 2/05/25 .. 57 57
991820737.UG.FTS.B, 29.49%, 2/05/25 .. 218 220
991820976.UG.FTS.B, 29.49%, 2/05/25 .. 491 507
991822456.UG.FTS.B, 29.49%, 2/05/25 .. 105 74
991823481.UG.FTS.B, 29.49%, 2/05/25 .. 169 174
991826495.UG.FTS.B, 29.49%, 2/05/25 .. 26 25
991826970.UG.FTS.B, 29.49%, 2/05/25 .. 9 9
991827783.UG.FTS.B, 29.49%, 2/05/25 .. 111 14
991831731.UG.FTS.B, 29.49%, 2/05/25 .. 211 212
991834388.UG.FTS.B, 29.49%, 2/05/25 .. 253 57
991834538.UG.FTS.B, 29.49%, 2/05/25 .. 270 34
991839936.UG.FTS.B, 29.49%, 2/05/25 .. 279 274
991841623.UG.FTS.B, 29.49%, 2/05/25 .. 819 839

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
142
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991841707.UG.FTS.B, 29.49%, 2/05/25 .. $ 8 $ 4
991842723.UG.FTS.B, 29.49%, 2/05/25 .. 150 155
991844850.UG.FTS.B, 29.49%, 2/05/25 .. 126 130
991847860.UG.FTS.B, 29.49%, 2/05/25 .. 172 174
991850751.UG.FTS.B, 29.49%, 2/05/25 .. 242 250
991853314.UG.FTS.B, 29.49%, 2/05/25 .. 144 145
991857355.UG.FTS.B, 29.49%, 2/05/25 .. 121 124
991857557.UG.FTS.B, 29.49%, 2/05/25 .. 71 9
991857915.UG.FTS.B, 29.49%, 2/05/25 .. 462 447
991860099.UG.FTS.B, 29.49%, 2/05/25 .. 17 17
991862214.UG.FTS.B, 29.49%, 2/05/25 .. 57 57
991865694.UG.FTS.B, 29.49%, 2/05/25 .. 189 13
991871757.UG.FTS.B, 29.49%, 2/05/25 .. 13 13
991872236.UG.FTS.B, 29.49%, 2/05/25 .. 258 251
991872516.UG.FTS.B, 29.49%, 2/05/25 .. 30 30
991872591.UG.FTS.B, 29.49%, 2/05/25 .. 9 1
991875302.UG.FTS.B, 29.49%, 2/05/25 .. 128 28
991883714.UG.FTS.B, 29.49%, 2/05/25 .. 16 16
991884966.UG.FTS.B, 29.49%, 2/05/25 .. 273 276
991887195.UG.FTS.B, 29.49%, 2/05/25 .. 97 24
991891596.UG.FTS.B, 29.49%, 2/05/25 .. 49 50
991896775.UG.FTS.B, 29.49%, 2/05/25 .. 122 124
991898315.UG.FTS.B, 29.49%, 2/05/25 .. 260 56
991900261.UG.FTS.B, 29.49%, 2/05/25 .. 190 192
991902380.UG.FTS.B, 29.49%, 2/05/25 .. 41 41
991902591.UG.FTS.B, 29.49%, 2/05/25 .. 380 370
991904220.UG.FTS.B, 29.49%, 2/05/25 .. 5 5
991906894.UG.FTS.B, 29.49%, 2/05/25 .. – –
991907892.UG.FTS.B, 29.49%, 2/05/25 .. 14 14
991908115.UG.FTS.B, 29.49%, 2/05/25 .. 73 74
991908155.UG.FTS.B, 29.49%, 2/05/25 .. 287 289
991908665.UG.FTS.B, 29.49%, 2/05/25 .. 295 298
991909242.UG.FTS.B, 29.49%, 2/05/25 .. 42 (2)
991917308.UG.FTS.B, 29.49%, 2/05/25 .. 272 33
991917746.UG.FTS.B, 29.49%, 2/05/25 .. 135 135
991919187.UG.FTS.B, 29.49%, 2/05/25 .. 227 229
991920123.UG.FTS.B, 29.49%, 2/05/25 .. 30 30
991921228.UG.FTS.B, 29.49%, 2/05/25 .. 77 79
991923888.UG.FTS.B, 29.49%, 2/05/25 .. 14 14
991924046.UG.FTS.B, 29.49%, 2/05/25 .. 7 7
991925238.UG.FTS.B, 29.49%, 2/05/25 .. 12 12
991925421.UG.FTS.B, 29.49%, 2/05/25 .. 85 13
991927325.UG.FTS.B, 29.49%, 2/05/25 .. 20 19
991929728.UG.FTS.B, 29.49%, 2/05/25 .. 655 661
991931394.UG.FTS.B, 29.49%, 2/05/25 .. – –
991934337.UG.FTS.B, 29.49%, 2/05/25 .. 65 66
991936527.UG.FTS.B, 29.49%, 2/05/25 .. 19 18
991937053.UG.FTS.B, 29.49%, 2/05/25 .. 421 427
991938113.UG.FTS.B, 29.49%, 2/05/25 .. 396 400
991692513.UG.FTS.B, 29.99%, 2/05/25 .. 2,038 139
991699886.UG.FTS.B, Zero Cpn, 2/06/25 . 333 23
991705923.UG.FTS.B, Zero Cpn, 2/06/25 . 282 20
991708178.UG.FTS.B, Zero Cpn, 2/06/25 . 528 36
991712710.UG.FTS.B, Zero Cpn, 2/06/25 . 452 31
991716026.UG.FTS.B, Zero Cpn, 2/06/25 . 45 3
991716642.UG.FTS.B, Zero Cpn, 2/06/25 . 75 5
991719099.UG.FTS.B, Zero Cpn, 2/06/25 . 1,320 91
991722251.UG.FTS.B, Zero Cpn, 2/06/25 . 479 33
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991728154.UG.FTS.B, Zero Cpn, 2/06/25 . $ 167 $ 12
991729001.UG.FTS.B, Zero Cpn, 2/06/25 . 98 7
991749163.UG.FTS.B, Zero Cpn, 2/06/25 . 110 8
991793041.UG.FTS.B, Zero Cpn, 2/06/25 . 51 4
991842608.UG.FTS.B, Zero Cpn, 2/06/25 . 197 14
991895260.UG.FTS.B, Zero Cpn, 2/06/25 . 566 39
991822957.UG.FTS.B, 14%, 2/06/25 ..... 574 41
991945741.UG.FTS.B, 15.97%, 2/06/25 .. 477 482
991941061.UG.FTS.B, 17.99%, 2/06/25 .. 408 412
991700171.UG.FTS.B, 18.97%, 2/06/25 .. 598 607
991705387.UG.FTS.B, 18.97%, 2/06/25 .. 3,610 405
991710536.UG.FTS.B, 18.97%, 2/06/25 .. 735 747
991789990.UG.FTS.B, 18.97%, 2/06/25 .. 700 711
991810503.UG.FTS.B, 18.97%, 2/06/25 .. 1,275 820
991873192.UG.FTS.B, 18.97%, 2/06/25 .. 133 135
991699734.UG.FTS.B, 19.21%, 2/06/25 .. 295 300
991716319.UG.FTS.B, 19.21%, 2/06/25 .. 568 577
991786750.UG.FTS.B, 19.21%, 2/06/25 .. 217 220
991820502.UG.FTS.B, 19.21%, 2/06/25 .. 9 8
991883800.UG.FTS.B, 19.21%, 2/06/25 .. 1,190 1,198
991701533.UG.FTS.B, 19.8%, 2/06/25 ... 331 336
991710752.UG.FTS.B, 19.8%, 2/06/25 ... 451 457
991721799.UG.FTS.B, 19.8%, 2/06/25 ... 1,258 82
991723663.UG.FTS.B, 19.8%, 2/06/25 ... 965 622
991724397.UG.FTS.B, 19.8%, 2/06/25 ... 130 8
991724990.UG.FTS.B, 19.8%, 2/06/25 ... 152 152
991725148.UG.FTS.B, 19.8%, 2/06/25 ... 84 85
991689655.UG.FTS.B, 19.99%, 2/06/25 .. 393 390
991698898.UG.FTS.B, 19.99%, 2/06/25 .. 1,538 1,536
991701760.UG.FTS.B, 19.99%, 2/06/25 .. 73 74
991711306.UG.FTS.B, 19.99%, 2/06/25 .. 97 99
991725114.UG.FTS.B, 19.99%, 2/06/25 .. 424 86
991725688.UG.FTS.B, 19.99%, 2/06/25 .. 51 52
991742036.UG.FTS.B, 19.99%, 2/06/25 .. 719 (6)
991748014.UG.FTS.B, 19.99%, 2/06/25 .. 77 76
991752021.UG.FTS.B, 19.99%, 2/06/25 .. 359 371
991755348.UG.FTS.B, 19.99%, 2/06/25 .. 124 128
991767533.UG.FTS.B, 19.99%, 2/06/25 .. 100 102
991802156.UG.FTS.B, 19.99%, 2/06/25 .. 831 853
991853035.UG.FTS.B, 19.99%, 2/06/25 .. 416 419
991919722.UG.FTS.B, 19.99%, 2/06/25 .. 48 48
991710953.UG.FTS.B, 20.46%, 2/06/25 .. 170 11
991712370.UG.FTS.B, 20.46%, 2/06/25 .. 138 140
991714002.UG.FTS.B, 20.46%, 2/06/25 .. 865 876
991721249.UG.FTS.B, 20.46%, 2/06/25 .. 209 211
991754233.UG.FTS.B, 20.46%, 2/06/25 .. 203 205
991801256.UG.FTS.B, 20.46%, 2/06/25 .. 498 505
991829259.UG.FTS.B, 20.46%, 2/06/25 .. 215 218
991863415.UG.FTS.B, 20.46%, 2/06/25 .. 910 922
991718934.UG.FTS.B, 20.97%, 2/06/25 .. 219 219
991699332.UG.FTS.B, 21.46%, 2/06/25 .. 1,116 1,126
991714495.UG.FTS.B, 21.46%, 2/06/25 .. 119 82
991746397.UG.FTS.B, 21.46%, 2/06/25 .. 43 43
991751167.UG.FTS.B, 21.46%, 2/06/25 .. 36 36
991820455.UG.FTS.B, 21.46%, 2/06/25 .. 404 408
991860678.UG.FTS.B, 21.46%, 2/06/25 .. 127 126
991907835.UG.FTS.B, 21.46%, 2/06/25 .. 393 26
991907895.UG.FTS.B, 21.97%, 2/06/25 .. 5,699 5,675

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
143
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991726288.UG.FTS.B, 21.98%, 2/06/25 .. $ 215 $ 217
991741410.UG.FTS.B, 21.98%, 2/06/25 .. 355 352
991792953.UG.FTS.B, 21.98%, 2/06/25 .. 4,182 4,218
991807809.UG.FTS.B, 21.98%, 2/06/25 .. 3,055 3,022
991845918.UG.FTS.B, 21.98%, 2/06/25 .. 397 395
991869067.UG.FTS.B, 21.98%, 2/06/25 .. 847 855
991922957.UG.FTS.B, 21.98%, 2/06/25 .. 237 233
991713412.UG.FTS.B, 22.97%, 2/06/25 .. 53 53
991730286.UG.FTS.B, 22.97%, 2/06/25 .. 4,197 4,228
991768595.UG.FTS.B, 22.97%, 2/06/25 .. 79 79
991871370.UG.FTS.B, 22.97%, 2/06/25 .. 6,871 6,930
991927310.UG.FTS.B, 22.97%, 2/06/25 .. 62 62
991740335.UG.FTS.B, 23.95%, 2/06/25 .. 1,171 139
991769602.UG.FTS.B, 23.95%, 2/06/25 .. 1,226 1,233
991773651.UG.FTS.B, 23.95%, 2/06/25 .. 648 133
991793223.UG.FTS.B, 23.95%, 2/06/25 .. 669 670
991916415.UG.FTS.B, 23.95%, 2/06/25 .. 35 30
991936216.UG.FTS.B, 23.95%, 2/06/25 .. 60 59
991892879.UG.FTS.B, 25.94%, 2/06/25 .. 53 53
991733615.UG.FTS.B, 27.95%, 2/06/25 .. 1,271 1,290
991690190.UG.FTS.B, 27.99%, 2/06/25 .. 2,640 567
991714465.UG.FTS.B, 27.99%, 2/06/25 .. 14 14
991759445.UG.FTS.B, 27.99%, 2/06/25 .. 282 291
991830443.UG.FTS.B, 27.99%, 2/06/25 .. 14 13
991851167.UG.FTS.B, 27.99%, 2/06/25 .. 77 78
991691439.UG.FTS.B, 28.98%, 2/06/25 .. 1,005 1,008
991691947.UG.FTS.B, 28.98%, 2/06/25 .. 1,916 1,958
991699864.UG.FTS.B, 28.98%, 2/06/25 .. 2,202 2,271
991699874.UG.FTS.B, 28.98%, 2/06/25 .. 15 14
991700105.UG.FTS.B, 28.98%, 2/06/25 .. 118 122
991700313.UG.FTS.B, 28.98%, 2/06/25 .. 125 126
991700622.UG.FTS.B, 28.98%, 2/06/25 .. 212 219
991701200.UG.FTS.B, 28.98%, 2/06/25 .. 109 113
991701698.UG.FTS.B, 28.98%, 2/06/25 .. 187 188
991702034.UG.FTS.B, 28.98%, 2/06/25 .. – –
991702178.UG.FTS.B, 28.98%, 2/06/25 .. 116 119
991702303.UG.FTS.B, 28.98%, 2/06/25 .. 57 56
991703127.UG.FTS.B, 28.98%, 2/06/25 .. 599 411
991703634.UG.FTS.B, 28.98%, 2/06/25 .. 332 336
991704099.UG.FTS.B, 28.98%, 2/06/25 .. 280 71
991705083.UG.FTS.B, 28.98%, 2/06/25 .. 125 (4)
991705630.UG.FTS.B, 28.98%, 2/06/25 .. 16 16
991705947.UG.FTS.B, 28.98%, 2/06/25 .. 47 40
991706049.UG.FTS.B, 28.98%, 2/06/25 .. 181 182
991706891.UG.FTS.B, 28.98%, 2/06/25 .. 99 102
991707488.UG.FTS.B, 28.98%, 2/06/25 .. 367 364
991707490.UG.FTS.B, 28.98%, 2/06/25 .. 307 317
991707890.UG.FTS.B, 28.98%, 2/06/25 .. 98 12
991708571.UG.FTS.B, 28.98%, 2/06/25 .. 275 284
991709000.UG.FTS.B, 28.98%, 2/06/25 .. 219 225
991709010.UG.FTS.B, 28.98%, 2/06/25 .. 547 561
991709238.UG.FTS.B, 28.98%, 2/06/25 .. 190 196
991710098.UG.FTS.B, 28.98%, 2/06/25 .. 133 134
991710180.UG.FTS.B, 28.98%, 2/06/25 .. 62 61
991710683.UG.FTS.B, 28.98%, 2/06/25 .. 10 10
991711651.UG.FTS.B, 28.98%, 2/06/25 .. 140 145
991711745.UG.FTS.B, 28.98%, 2/06/25 .. 181 186
991712375.UG.FTS.B, 28.98%, 2/06/25 .. 268 270
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991712875.UG.FTS.B, 28.98%, 2/06/25 .. $ 90 $ 93
991713622.UG.FTS.B, 28.98%, 2/06/25 .. 291 36
991715031.UG.FTS.B, 28.98%, 2/06/25 .. 63 64
991716099.UG.FTS.B, 28.98%, 2/06/25 .. 29 28
991716198.UG.FTS.B, 28.98%, 2/06/25 .. 47 47
991716238.UG.FTS.B, 28.98%, 2/06/25 .. 211 45
991717052.UG.FTS.B, 28.98%, 2/06/25 .. 538 555
991718507.UG.FTS.B, 28.98%, 2/06/25 .. 257 55
991718999.UG.FTS.B, 28.98%, 2/06/25 .. 232 231
991720359.UG.FTS.B, 28.98%, 2/06/25 .. 121 124
991724096.UG.FTS.B, 28.98%, 2/06/25 .. 203 210
991725784.UG.FTS.B, 28.98%, 2/06/25 .. 180 186
991725860.UG.FTS.B, 28.98%, 2/06/25 .. 97 100
991726688.UG.FTS.B, 28.98%, 2/06/25 .. 106 109
991728916.UG.FTS.B, 28.98%, 2/06/25 .. 179 178
991729192.UG.FTS.B, 28.98%, 2/06/25 .. 711 733
991729721.UG.FTS.B, 28.98%, 2/06/25 .. 430 437
991731064.UG.FTS.B, 28.98%, 2/06/25 .. 66 66
991731987.UG.FTS.B, 28.98%, 2/06/25 .. 340 342
991732224.UG.FTS.B, 28.98%, 2/06/25 .. 260 257
991733686.UG.FTS.B, 28.98%, 2/06/25 .. 201 206
991734751.UG.FTS.B, 28.98%, 2/06/25 .. 1,114 1,132
991734815.UG.FTS.B, 28.98%, 2/06/25 .. 252 260
991735985.UG.FTS.B, 28.98%, 2/06/25 .. 1,947 2,008
991736387.UG.FTS.B, 28.98%, 2/06/25 .. 112 111
991736995.UG.FTS.B, 28.98%, 2/06/25 .. – –
991737065.UG.FTS.B, 28.98%, 2/06/25 .. 8 8
991737546.UG.FTS.B, 28.98%, 2/06/25 .. 502 514
991738225.UG.FTS.B, 28.98%, 2/06/25 .. 207 42
991739880.UG.FTS.B, 28.98%, 2/06/25 .. 171 177
991740410.UG.FTS.B, 28.98%, 2/06/25 .. – –
991743323.UG.FTS.B, 28.98%, 2/06/25 .. 147 152
991743445.UG.FTS.B, 28.98%, 2/06/25 .. 246 30
991745127.UG.FTS.B, 28.98%, 2/06/25 .. 6 6
991746697.UG.FTS.B, 28.98%, 2/06/25 .. 1,165 1,202
991748713.UG.FTS.B, 28.98%, 2/06/25 .. 1,360 1,363
991749171.UG.FTS.B, 28.98%, 2/06/25 .. 1,373 1,402
991750190.UG.FTS.B, 28.98%, 2/06/25 .. 800 790
991750900.UG.FTS.B, 28.98%, 2/06/25 .. 49 40
991751750.UG.FTS.B, 28.98%, 2/06/25 .. 242 239
991752424.UG.FTS.B, 28.98%, 2/06/25 .. 142 146
991753935.UG.FTS.B, 28.98%, 2/06/25 .. 617 629
991755479.UG.FTS.B, 28.98%, 2/06/25 .. 356 368
991756671.UG.FTS.B, 28.98%, 2/06/25 .. 1,553 330
991756884.UG.FTS.B, 28.98%, 2/06/25 .. 302 311
991757545.UG.FTS.B, 28.98%, 2/06/25 .. 195 41
991758045.UG.FTS.B, 28.98%, 2/06/25 .. 709 732
991760146.UG.FTS.B, 28.98%, 2/06/25 .. 5 5
991760751.UG.FTS.B, 28.98%, 2/06/25 .. 9 8
991762162.UG.FTS.B, 28.98%, 2/06/25 .. 278 285
991763442.UG.FTS.B, 28.98%, 2/06/25 .. 31 31
991765700.UG.FTS.B, 28.98%, 2/06/25 .. 143 18
991766105.UG.FTS.B, 28.98%, 2/06/25 .. 477 491
991766305.UG.FTS.B, 28.98%, 2/06/25 .. 465 479
991766721.UG.FTS.B, 28.98%, 2/06/25 .. 1,132 1,167
991770800.UG.FTS.B, 28.98%, 2/06/25 .. 137 141
991773209.UG.FTS.B, 28.98%, 2/06/25 .. 257 264
991773450.UG.FTS.B, 28.98%, 2/06/25 .. 562 561

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
144
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991773829.UG.FTS.B, 28.98%, 2/06/25 .. $ 106 $ 108
991776146.UG.FTS.B, 28.98%, 2/06/25 .. 233 240
991777528.UG.FTS.B, 28.98%, 2/06/25 .. 1,173 1,210
991779405.UG.FTS.B, 28.98%, 2/06/25 .. 121 124
991780600.UG.FTS.B, 28.98%, 2/06/25 .. – –
991787120.UG.FTS.B, 28.98%, 2/06/25 .. 7 7
991787293.UG.FTS.B, 28.98%, 2/06/25 .. 135 137
991790950.UG.FTS.B, 28.98%, 2/06/25 .. 968 982
991794977.UG.FTS.B, 28.98%, 2/06/25 .. 93 95
991795976.UG.FTS.B, 28.98%, 2/06/25 .. 114 72
991805892.UG.FTS.B, 28.98%, 2/06/25 .. 281 16
991811061.UG.FTS.B, 28.98%, 2/06/25 .. 1,365 84
991813823.UG.FTS.B, 28.98%, 2/06/25 .. 174 179
991815125.UG.FTS.B, 28.98%, 2/06/25 .. 1,326 1,323
991815323.UG.FTS.B, 28.98%, 2/06/25 .. 105 108
991815975.UG.FTS.B, 28.98%, 2/06/25 .. 499 514
991817047.UG.FTS.B, 28.98%, 2/06/25 .. 783 807
991817713.UG.FTS.B, 28.98%, 2/06/25 .. 827 847
991820156.UG.FTS.B, 28.98%, 2/06/25 .. 870 897
991823294.UG.FTS.B, 28.98%, 2/06/25 .. 297 303
991823324.UG.FTS.B, 28.98%, 2/06/25 .. 1,509 1,517
991826493.UG.FTS.B, 28.98%, 2/06/25 .. 112 114
991826871.UG.FTS.B, 28.98%, 2/06/25 .. 26 26
991832318.UG.FTS.B, 28.98%, 2/06/25 .. 111 114
991832752.UG.FTS.B, 28.98%, 2/06/25 .. 636 656
991834196.UG.FTS.B, 28.98%, 2/06/25 .. 172 176
991836050.UG.FTS.B, 28.98%, 2/06/25 .. 254 262
991836125.UG.FTS.B, 28.98%, 2/06/25 .. 809 835
991837625.UG.FTS.B, 28.98%, 2/06/25 .. 159 159
991842664.UG.FTS.B, 28.98%, 2/06/25 .. 166 171
991850883.UG.FTS.B, 28.98%, 2/06/25 .. 422 435
991851940.UG.FTS.B, 28.98%, 2/06/25 .. 22 22
991852569.UG.FTS.B, 28.98%, 2/06/25 .. 82 83
991854897.UG.FTS.B, 28.98%, 2/06/25 .. 628 135
991855239.UG.FTS.B, 28.98%, 2/06/25 .. 684 158
991857509.UG.FTS.B, 28.98%, 2/06/25 .. 200 (10)
991861556.UG.FTS.B, 28.98%, 2/06/25 .. 181 184
991862138.UG.FTS.B, 28.98%, 2/06/25 .. 5 5
991862866.UG.FTS.B, 28.98%, 2/06/25 .. 3,355 3,407
991863321.UG.FTS.B, 28.98%, 2/06/25 .. 254 262
991867036.UG.FTS.B, 28.98%, 2/06/25 .. 57 57
991867184.UG.FTS.B, 28.98%, 2/06/25 .. 120 124
991868227.UG.FTS.B, 28.98%, 2/06/25 .. 727 750
991868577.UG.FTS.B, 28.98%, 2/06/25 .. 235 243
991871855.UG.FTS.B, 28.98%, 2/06/25 .. 117 120
991878519.UG.FTS.B, 28.98%, 2/06/25 .. 68 70
991893183.UG.FTS.B, 28.98%, 2/06/25 .. 21 9
991896380.UG.FTS.B, 28.98%, 2/06/25 .. 6,320 6,381
991908332.UG.FTS.B, 28.98%, 2/06/25 .. 41 41
991910683.UG.FTS.B, 28.98%, 2/06/25 .. 76 78
991912584.UG.FTS.B, 28.98%, 2/06/25 .. 421 427
991914850.UG.FTS.B, 28.98%, 2/06/25 .. 235 28
991917174.UG.FTS.B, 28.98%, 2/06/25 .. 210 214
991917185.UG.FTS.B, 28.98%, 2/06/25 .. 194 196
991919417.UG.FTS.B, 28.98%, 2/06/25 .. 140 141
991926157.UG.FTS.B, 28.98%, 2/06/25 .. 227 230
991930551.UG.FTS.B, 28.98%, 2/06/25 .. 378 383
991934063.UG.FTS.B, 28.98%, 2/06/25 .. 87 90
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991704035.UG.FTS.B, 29.45%, 2/06/25 .. $ 278 $ 283
991848757.UG.FTS.B, 29.45%, 2/06/25 .. 2,771 2,825
991712510.UG.FTS.B, 29.47%, 2/06/25 .. 304 314
991830702.UG.FTS.B, 29.48%, 2/06/25 .. 154 159
991690486.UG.FTS.B, 29.49%, 2/06/25 .. 1,249 313
991690939.UG.FTS.B, 29.49%, 2/06/25 .. 1,288 1,330
991699172.UG.FTS.B, 29.49%, 2/06/25 .. 675 85
991699796.UG.FTS.B, 29.49%, 2/06/25 .. 113 78
991700095.UG.FTS.B, 29.49%, 2/06/25 .. 219 210
991700916.UG.FTS.B, 29.49%, 2/06/25 .. 1,395 1,439
991700980.UG.FTS.B, 29.49%, 2/06/25 .. 539 541
991701070.UG.FTS.B, 29.49%, 2/06/25 .. 97 100
991701366.UG.FTS.B, 29.49%, 2/06/25 .. 660 680
991701414.UG.FTS.B, 29.49%, 2/06/25 .. 847 874
991702235.UG.FTS.B, 29.49%, 2/06/25 .. 46 47
991702911.UG.FTS.B, 29.49%, 2/06/25 .. 438 26
991703608.UG.FTS.B, 29.49%, 2/06/25 .. 476 484
991704096.UG.FTS.B, 29.49%, 2/06/25 .. 260 264
991704419.UG.FTS.B, 29.49%, 2/06/25 .. 290 300
991704540.UG.FTS.B, 29.49%, 2/06/25 .. – –
991704708.UG.FTS.B, 29.49%, 2/06/25 .. 302 311
991705336.UG.FTS.B, 29.49%, 2/06/25 .. – –
991705352.UG.FTS.B, 29.49%, 2/06/25 .. 130 134
991705729.UG.FTS.B, 29.49%, 2/06/25 .. 190 (9)
991706683.UG.FTS.B, 29.49%, 2/06/25 .. 97 98
991707371.UG.FTS.B, 29.49%, 2/06/25 .. 11 11
991707381.UG.FTS.B, 29.49%, 2/06/25 .. 301 304
991707856.UG.FTS.B, 29.49%, 2/06/25 .. 223 222
991708109.UG.FTS.B, 29.49%, 2/06/25 .. 180 186
991708283.UG.FTS.B, 29.49%, 2/06/25 .. 101 104
991708927.UG.FTS.B, 29.49%, 2/06/25 .. 211 215
991709014.UG.FTS.B, 29.49%, 2/06/25 .. 212 15
991709403.UG.FTS.B, 29.49%, 2/06/25 .. 263 271
991709656.UG.FTS.B, 29.49%, 2/06/25 .. 633 647
991711919.UG.FTS.B, 29.49%, 2/06/25 .. 190 23
991712333.UG.FTS.B, 29.49%, 2/06/25 .. 148 147
991712745.UG.FTS.B, 29.49%, 2/06/25 .. 132 136
991713234.UG.FTS.B, 29.49%, 2/06/25 .. 32 2
991713273.UG.FTS.B, 29.49%, 2/06/25 .. 1,827 1,839
991714038.UG.FTS.B, 29.49%, 2/06/25 .. 476 491
991714501.UG.FTS.B, 29.49%, 2/06/25 .. 5 5
991715228.UG.FTS.B, 29.49%, 2/06/25 .. 224 156
991715596.UG.FTS.B, 29.49%, 2/06/25 .. 1,318 1,335
991716208.UG.FTS.B, 29.49%, 2/06/25 .. 341 21
991717099.UG.FTS.B, 29.49%, 2/06/25 .. 71 72
991717494.UG.FTS.B, 29.49%, 2/06/25 .. 58 58
991718002.UG.FTS.B, 29.49%, 2/06/25 .. 172 177
991719310.UG.FTS.B, 29.49%, 2/06/25 .. 522 36
991719419.UG.FTS.B, 29.49%, 2/06/25 .. 343 354
991720196.UG.FTS.B, 29.49%, 2/06/25 .. 138 9
991721139.UG.FTS.B, 29.49%, 2/06/25 .. 257 265
991721483.UG.FTS.B, 29.49%, 2/06/25 .. 79 81
991721909.UG.FTS.B, 29.49%, 2/06/25 .. 95 13
991723599.UG.FTS.B, 29.49%, 2/06/25 .. 103 106
991724717.UG.FTS.B, 29.49%, 2/06/25 .. 213 13
991724986.UG.FTS.B, 29.49%, 2/06/25 .. 36 36
991725507.UG.FTS.B, 29.49%, 2/06/25 .. 331 341
991725736.UG.FTS.B, 29.49%, 2/06/25 .. 95 98

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
145
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991725769.UG.FTS.B, 29.49%, 2/06/25 .. $ 30 $ 30
991728380.UG.FTS.B, 29.49%, 2/06/25 .. 237 244
991728473.UG.FTS.B, 29.49%, 2/06/25 .. 1,374 299
991729497.UG.FTS.B, 29.49%, 2/06/25 .. 52 (2)
991729831.UG.FTS.B, 29.49%, 2/06/25 .. 244 246
991730113.UG.FTS.B, 29.49%, 2/06/25 .. 252 259
991730563.UG.FTS.B, 29.49%, 2/06/25 .. 429 442
991731325.UG.FTS.B, 29.49%, 2/06/25 .. 655 145
991731574.UG.FTS.B, 29.49%, 2/06/25 .. – –
991734435.UG.FTS.B, 29.49%, 2/06/25 .. 140 145
991735284.UG.FTS.B, 29.49%, 2/06/25 .. 196 202
991735384.UG.FTS.B, 29.49%, 2/06/25 .. 390 400
991737002.UG.FTS.B, 29.49%, 2/06/25 .. 82 84
991737780.UG.FTS.B, 29.49%, 2/06/25 .. 79 78
991738035.UG.FTS.B, 29.49%, 2/06/25 .. 106 110
991738990.UG.FTS.B, 29.49%, 2/06/25 .. 778 755
991739099.UG.FTS.B, 29.49%, 2/06/25 .. 89 14
991742896.UG.FTS.B, 29.49%, 2/06/25 .. 457 472
991743392.UG.FTS.B, 29.49%, 2/06/25 .. 199 203
991743460.UG.FTS.B, 29.49%, 2/06/25 .. 35 35
991744630.UG.FTS.B, 29.49%, 2/06/25 .. 68 69
991746112.UG.FTS.B, 29.49%, 2/06/25 .. 614 633
991746825.UG.FTS.B, 29.49%, 2/06/25 .. 117 8
991746952.UG.FTS.B, 29.49%, 2/06/25 .. 346 355
991747607.UG.FTS.B, 29.49%, 2/06/25 .. 177 182
991749942.UG.FTS.B, 29.49%, 2/06/25 .. 427 441
991752731.UG.FTS.B, 29.49%, 2/06/25 .. 104 108
991753304.UG.FTS.B, 29.49%, 2/06/25 .. 164 162
991753936.UG.FTS.B, 29.49%, 2/06/25 .. – –
991754744.UG.FTS.B, 29.49%, 2/06/25 .. 263 57
991755020.UG.FTS.B, 29.49%, 2/06/25 .. – –
991755326.UG.FTS.B, 29.49%, 2/06/25 .. 67 68
991755928.UG.FTS.B, 29.49%, 2/06/25 .. 250 256
991757142.UG.FTS.B, 29.49%, 2/06/25 .. 208 205
991757240.UG.FTS.B, 29.49%, 2/06/25 .. 21 20
991757332.UG.FTS.B, 29.49%, 2/06/25 .. 96 94
991759741.UG.FTS.B, 29.49%, 2/06/25 .. 326 334
991764353.UG.FTS.B, 29.49%, 2/06/25 .. 43 43
991765175.UG.FTS.B, 29.49%, 2/06/25 .. 191 24
991766972.UG.FTS.B, 29.49%, 2/06/25 .. 89 91
991766995.UG.FTS.B, 29.49%, 2/06/25 .. 50 49
991767120.UG.FTS.B, 29.49%, 2/06/25 .. 98 96
991767625.UG.FTS.B, 29.49%, 2/06/25 .. 46 15
991767728.UG.FTS.B, 29.49%, 2/06/25 .. 196 202
991769688.UG.FTS.B, 29.49%, 2/06/25 .. 384 396
991769928.UG.FTS.B, 29.49%, 2/06/25 .. 353 358
991771068.UG.FTS.B, 29.49%, 2/06/25 .. 123 127
991772651.UG.FTS.B, 29.49%, 2/06/25 .. – –
991774875.UG.FTS.B, 29.49%, 2/06/25 .. 79 81
991775565.UG.FTS.B, 29.49%, 2/06/25 .. 279 (13)
991775752.UG.FTS.B, 29.49%, 2/06/25 .. – –
991783769.UG.FTS.B, 29.49%, 2/06/25 .. 6 6
991784966.UG.FTS.B, 29.49%, 2/06/25 .. 49 49
991789710.UG.FTS.B, 29.49%, 2/06/25 .. 372 368
991791088.UG.FTS.B, 29.49%, 2/06/25 .. 54 16
991791167.UG.FTS.B, 29.49%, 2/06/25 .. 92 21
991796673.UG.FTS.B, 29.49%, 2/06/25 .. 311 312
991797405.UG.FTS.B, 29.49%, 2/06/25 .. 124 128
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991798596.UG.FTS.B, 29.49%, 2/06/25 .. $ 185 $ 188
991800849.UG.FTS.B, 29.49%, 2/06/25 .. 84 20
991801191.UG.FTS.B, 29.49%, 2/06/25 .. 1,162 1,199
991803989.UG.FTS.B, 29.49%, 2/06/25 .. 311 308
991804605.UG.FTS.B, 29.49%, 2/06/25 .. 53 52
991806859.UG.FTS.B, 29.49%, 2/06/25 .. 40 40
991812212.UG.FTS.B, 29.49%, 2/06/25 .. 161 160
991812264.UG.FTS.B, 29.49%, 2/06/25 .. 49 48
991812301.UG.FTS.B, 29.49%, 2/06/25 .. 101 71
991812574.UG.FTS.B, 29.49%, 2/06/25 .. 131 135
991815396.UG.FTS.B, 29.49%, 2/06/25 .. 150 155
991815674.UG.FTS.B, 29.49%, 2/06/25 .. 441 441
991816101.UG.FTS.B, 29.49%, 2/06/25 .. 191 197
991818985.UG.FTS.B, 29.49%, 2/06/25 .. 71 72
991820441.UG.FTS.B, 29.49%, 2/06/25 .. 83 82
991821554.UG.FTS.B, 29.49%, 2/06/25 .. 120 123
991825654.UG.FTS.B, 29.49%, 2/06/25 .. 203 209
991826190.UG.FTS.B, 29.49%, 2/06/25 .. 92 93
991826917.UG.FTS.B, 29.49%, 2/06/25 .. 514 528
991830903.UG.FTS.B, 29.49%, 2/06/25 .. 19 18
991834402.UG.FTS.B, 29.49%, 2/06/25 .. 113 115
991834986.UG.FTS.B, 29.49%, 2/06/25 .. 425 438
991835940.UG.FTS.B, 29.49%, 2/06/25 .. 172 177
991836161.UG.FTS.B, 29.49%, 2/06/25 .. 125 86
991836634.UG.FTS.B, 29.49%, 2/06/25 .. 241 244
991838708.UG.FTS.B, 29.49%, 2/06/25 .. 70 18
991844028.UG.FTS.B, 29.49%, 2/06/25 .. 2,276 2,324
991848072.UG.FTS.B, 29.49%, 2/06/25 .. 161 166
991848970.UG.FTS.B, 29.49%, 2/06/25 .. 228 12
991849574.UG.FTS.B, 29.49%, 2/06/25 .. 17 17
991850107.UG.FTS.B, 29.49%, 2/06/25 .. 57 57
991852176.UG.FTS.B, 29.49%, 2/06/25 .. 127 131
991854157.UG.FTS.B, 29.49%, 2/06/25 .. 424 437
991855511.UG.FTS.B, 29.49%, 2/06/25 .. 62 63
991860077.UG.FTS.B, 29.49%, 2/06/25 .. 132 132
991862203.UG.FTS.B, 29.49%, 2/06/25 .. 57 56
991862795.UG.FTS.B, 29.49%, 2/06/25 .. 1,271 1,297
991863987.UG.FTS.B, 29.49%, 2/06/25 .. 878 660
991865117.UG.FTS.B, 29.49%, 2/06/25 .. 381 392
991865504.UG.FTS.B, 29.49%, 2/06/25 .. 39 39
991865882.UG.FTS.B, 29.49%, 2/06/25 .. 17 17
991869807.UG.FTS.B, 29.49%, 2/06/25 .. 150 154
991869815.UG.FTS.B, 29.49%, 2/06/25 .. 5 5
991870451.UG.FTS.B, 29.49%, 2/06/25 .. 131 28
991871207.UG.FTS.B, 29.49%, 2/06/25 .. 61 60
991873395.UG.FTS.B, 29.49%, 2/06/25 .. 60 59
991873746.UG.FTS.B, 29.49%, 2/06/25 .. 72 73
991874981.UG.FTS.B, 29.49%, 2/06/25 .. 341 20
991875332.UG.FTS.B, 29.49%, 2/06/25 .. 11 11
991877935.UG.FTS.B, 29.49%, 2/06/25 .. 53 16
991886716.UG.FTS.B, 29.49%, 2/06/25 .. 121 123
991887900.UG.FTS.B, 29.49%, 2/06/25 .. 31 31
991896068.UG.FTS.B, 29.49%, 2/06/25 .. 77 79
991899452.UG.FTS.B, 29.49%, 2/06/25 .. 104 7
991904775.UG.FTS.B, 29.49%, 2/06/25 .. 94 97
991907617.UG.FTS.B, 29.49%, 2/06/25 .. 72 10
991908329.UG.FTS.B, 29.49%, 2/06/25 .. 292 187
991908415.UG.FTS.B, 29.49%, 2/06/25 .. 77 79

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
146
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991914065.UG.FTS.B, 29.49%, 2/06/25 .. $ 165 $ 167
991915931.UG.FTS.B, 29.49%, 2/06/25 .. – –
991919465.UG.FTS.B, 29.49%, 2/06/25 .. 56 57
991921869.UG.FTS.B, 29.49%, 2/06/25 .. 20 20
991922466.UG.FTS.B, 29.49%, 2/06/25 .. 84 85
991928851.UG.FTS.B, 29.49%, 2/06/25 .. 2,107 2,134
991930716.UG.FTS.B, 29.49%, 2/06/25 .. – –
991933771.UG.FTS.B, 29.49%, 2/06/25 .. 250 252
991934546.UG.FTS.B, 29.49%, 2/06/25 .. 141 140
991938491.UG.FTS.B, 29.49%, 2/06/25 .. 589 597
991705076.UG.FTS.B, Zero Cpn, 2/07/25 . 564 39
991707116.UG.FTS.B, Zero Cpn, 2/07/25 . 150 10
991709884.UG.FTS.B, Zero Cpn, 2/07/25 . 918 64
991718305.UG.FTS.B, Zero Cpn, 2/07/25 . 198 14
991720106.UG.FTS.B, Zero Cpn, 2/07/25 . 623 43
991721816.UG.FTS.B, Zero Cpn, 2/07/25 . 330 23
991734566.UG.FTS.B, Zero Cpn, 2/07/25 . 175 12
991741747.UG.FTS.B, Zero Cpn, 2/07/25 . 694 48
991792045.UG.FTS.B, Zero Cpn, 2/07/25 . 948 65
991831480.UG.FTS.B, Zero Cpn, 2/07/25 . 478 33
991924425.UG.FTS.B, Zero Cpn, 2/07/25 . 174 12
991736213.UG.FTS.B, 14.98%, 2/07/25 .. 419 424
991738550.UG.FTS.B, 17.99%, 2/07/25 .. 306 306
991860327.UG.FTS.B, 17.99%, 2/07/25 .. 1,019 1,028
991875162.UG.FTS.B, 17.99%, 2/07/25 .. 202 203
991884424.UG.FTS.B, 17.99%, 2/07/25 .. 352 354
991933227.UG.FTS.B, 17.99%, 2/07/25 .. 70 71
991827281.UG.FTS.B, 18.97%, 2/07/25 .. 123 124
991905123.UG.FTS.B, 18.97%, 2/07/25 .. 140 141
991708830.UG.FTS.B, 19.21%, 2/07/25 .. 563 563
991727309.UG.FTS.B, 19.21%, 2/07/25 .. 518 514
991748413.UG.FTS.B, 19.21%, 2/07/25 .. 610 610
991783290.UG.FTS.B, 19.21%, 2/07/25 .. 326 330
991818350.UG.FTS.B, 19.21%, 2/07/25 .. 6 6
991874943.UG.FTS.B, 19.21%, 2/07/25 .. 248 249
991924115.UG.FTS.B, 19.21%, 2/07/25 .. 102 104
991834369.UG.FTS.B, 19.8%, 2/07/25 ... 414 420
991733738.UG.FTS.B, 19.99%, 2/07/25 .. 55 55
991740094.UG.FTS.B, 19.99%, 2/07/25 .. 1 1
991744988.UG.FTS.B, 19.99%, 2/07/25 .. 455 458
991783186.UG.FTS.B, 19.99%, 2/07/25 .. – –
991808111.UG.FTS.B, 19.99%, 2/07/25 .. 44 45
991810153.UG.FTS.B, 19.99%, 2/07/25 .. 166 171
991821055.UG.FTS.B, 19.99%, 2/07/25 .. 170 (1)
991856601.UG.FTS.B, 19.99%, 2/07/25 .. 378 389
991902788.UG.FTS.B, 19.99%, 2/07/25 .. 19 19
991929262.UG.FTS.B, 19.99%, 2/07/25 .. 120 121
991929426.UG.FTS.B, 19.99%, 2/07/25 .. – –
991929766.UG.FTS.B, 19.99%, 2/07/25 .. 178 181
991770272.UG.FTS.B, 20.46%, 2/07/25 .. 582 590
991868003.UG.FTS.B, 20.46%, 2/07/25 .. 284 288
991714732.UG.FTS.B, 21.46%, 2/07/25 .. 41 41
991758807.UG.FTS.B, 21.46%, 2/07/25 .. 125 81
991922854.UG.FTS.B, 21.46%, 2/07/25 .. 61 61
991711288.UG.FTS.B, 21.98%, 2/07/25 .. 194 196
991715117.UG.FTS.B, 21.98%, 2/07/25 .. 616 622
991724052.UG.FTS.B, 21.98%, 2/07/25 .. 485 488
991794656.UG.FTS.B, 21.98%, 2/07/25 .. 304 302
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991802598.UG.FTS.B, 21.98%, 2/07/25 .. $ 2,199 $ 2,229
991843735.UG.FTS.B, 21.98%, 2/07/25 .. 500 505
991736467.UG.FTS.B, 22.97%, 2/07/25 .. 411 415
991772252.UG.FTS.B, 23.95%, 2/07/25 .. 1,683 1,694
991762975.UG.FTS.B, 25.95%, 2/07/25 .. 429 431
991772013.UG.FTS.B, 26.94%, 2/07/25 .. 254 255
991709714.UG.FTS.B, 27.99%, 2/07/25 .. 82 84
991748191.UG.FTS.B, 27.99%, 2/07/25 .. 230 238
991785599.UG.FTS.B, 27.99%, 2/07/25 .. 541 536
991797259.UG.FTS.B, 27.99%, 2/07/25 .. 8 8
991800353.UG.FTS.B, 27.99%, 2/07/25 .. 98 101
991828120.UG.FTS.B, 27.99%, 2/07/25 .. 27 27
991880949.UG.FTS.B, 27.99%, 2/07/25 .. 80 82
991901076.UG.FTS.B, 27.99%, 2/07/25 .. 373 371
991697103.UG.FTS.B, 28.98%, 2/07/25 .. 448 457
991697441.UG.FTS.B, 28.98%, 2/07/25 .. 167 163
991705668.UG.FTS.B, 28.98%, 2/07/25 .. 22 22
991705793.UG.FTS.B, 28.98%, 2/07/25 .. 520 524
991705973.UG.FTS.B, 28.98%, 2/07/25 .. 205 212
991706644.UG.FTS.B, 28.98%, 2/07/25 .. 19 19
991706813.UG.FTS.B, 28.98%, 2/07/25 .. 468 482
991707358.UG.FTS.B, 28.98%, 2/07/25 .. 122 126
991707661.UG.FTS.B, 28.98%, 2/07/25 .. 135 135
991708677.UG.FTS.B, 28.98%, 2/07/25 .. 967 977
991708937.UG.FTS.B, 28.98%, 2/07/25 .. 222 226
991708989.UG.FTS.B, 28.98%, 2/07/25 .. 278 276
991709240.UG.FTS.B, 28.98%, 2/07/25 .. 53 53
991710256.UG.FTS.B, 28.98%, 2/07/25 .. 68 51
991710379.UG.FTS.B, 28.98%, 2/07/25 .. 276 285
991710718.UG.FTS.B, 28.98%, 2/07/25 .. 125 128
991710868.UG.FTS.B, 28.98%, 2/07/25 .. 171 173
991712303.UG.FTS.B, 28.98%, 2/07/25 .. 186 192
991712542.UG.FTS.B, 28.98%, 2/07/25 .. 88 90
991712781.UG.FTS.B, 28.98%, 2/07/25 .. 165 171
991712922.UG.FTS.B, 28.98%, 2/07/25 .. 140 144
991712958.UG.FTS.B, 28.98%, 2/07/25 .. 204 44
991716650.UG.FTS.B, 28.98%, 2/07/25 .. 83 85
991717771.UG.FTS.B, 28.98%, 2/07/25 .. 306 311
991720672.UG.FTS.B, 28.98%, 2/07/25 .. 4,288 4,425
991722674.UG.FTS.B, 28.98%, 2/07/25 .. 149 32
991722877.UG.FTS.B, 28.98%, 2/07/25 .. 172 177
991724076.UG.FTS.B, 28.98%, 2/07/25 .. 103 106
991724273.UG.FTS.B, 28.98%, 2/07/25 .. 1,414 1,457
991724529.UG.FTS.B, 28.98%, 2/07/25 .. 1,601 1,651
991725039.UG.FTS.B, 28.98%, 2/07/25 .. 374 46
991727635.UG.FTS.B, 28.98%, 2/07/25 .. 271 280
991727947.UG.FTS.B, 28.98%, 2/07/25 .. 498 (23)
991728955.UG.FTS.B, 28.98%, 2/07/25 .. 379 381
991731435.UG.FTS.B, 28.98%, 2/07/25 .. 214 221
991733369.UG.FTS.B, 28.98%, 2/07/25 .. 26 25
991735485.UG.FTS.B, 28.98%, 2/07/25 .. 154 159
991739386.UG.FTS.B, 28.98%, 2/07/25 .. 345 354
991740286.UG.FTS.B, 28.98%, 2/07/25 .. 856 883
991740991.UG.FTS.B, 28.98%, 2/07/25 .. 646 654
991743968.UG.FTS.B, 28.98%, 2/07/25 .. 489 505
991744414.UG.FTS.B, 28.98%, 2/07/25 .. 159 164
991747615.UG.FTS.B, 28.98%, 2/07/25 .. 599 618
991747846.UG.FTS.B, 28.98%, 2/07/25 .. 36 36

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
147
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991751480.UG.FTS.B, 28.98%, 2/07/25 .. $ 72 $ 73
991753200.UG.FTS.B, 28.98%, 2/07/25 .. 21 21
991755398.UG.FTS.B, 28.98%, 2/07/25 .. 115 119
991755903.UG.FTS.B, 28.98%, 2/07/25 .. 220 226
991755938.UG.FTS.B, 28.98%, 2/07/25 .. 343 351
991757521.UG.FTS.B, 28.98%, 2/07/25 .. 20 20
991758513.UG.FTS.B, 28.98%, 2/07/25 .. 556 68
991760350.UG.FTS.B, 28.98%, 2/07/25 .. 314 313
991762771.UG.FTS.B, 28.98%, 2/07/25 .. 44 44
991764432.UG.FTS.B, 28.98%, 2/07/25 .. 78 58
991765812.UG.FTS.B, 28.98%, 2/07/25 .. 7 7
991771163.UG.FTS.B, 28.98%, 2/07/25 .. 5 5
991772287.UG.FTS.B, 28.98%, 2/07/25 .. 427 440
991773314.UG.FTS.B, 28.98%, 2/07/25 .. 658 660
991774768.UG.FTS.B, 28.98%, 2/07/25 .. 2,510 2,561
991782506.UG.FTS.B, 28.98%, 2/07/25 .. 4,265 4,399
991783617.UG.FTS.B, 28.98%, 2/07/25 .. 366 378
991784791.UG.FTS.B, 28.98%, 2/07/25 .. 299 308
991792456.UG.FTS.B, 28.98%, 2/07/25 .. 67 68
991793298.UG.FTS.B, 28.98%, 2/07/25 .. 135 28
991794634.UG.FTS.B, 28.98%, 2/07/25 .. 1,597 1,647
991795969.UG.FTS.B, 28.98%, 2/07/25 .. 11 11
991796956.UG.FTS.B, 28.98%, 2/07/25 .. 111 114
991799326.UG.FTS.B, 28.98%, 2/07/25 .. 629 644
991799442.UG.FTS.B, 28.98%, 2/07/25 .. 1,076 1,098
991800973.UG.FTS.B, 28.98%, 2/07/25 .. 149 147
991801184.UG.FTS.B, 28.98%, 2/07/25 .. 2,386 2,450
991801935.UG.FTS.B, 28.98%, 2/07/25 .. 4,734 578
991803039.UG.FTS.B, 28.98%, 2/07/25 .. 823 848
991803197.UG.FTS.B, 28.98%, 2/07/25 .. 9 9
991805595.UG.FTS.B, 28.98%, 2/07/25 .. 74 76
991806653.UG.FTS.B, 28.98%, 2/07/25 .. 274 274
991807039.UG.FTS.B, 28.98%, 2/07/25 .. 342 351
991807123.UG.FTS.B, 28.98%, 2/07/25 .. 553 542
991809459.UG.FTS.B, 28.98%, 2/07/25 .. 71 73
991810591.UG.FTS.B, 28.98%, 2/07/25 .. 104 104
991811191.UG.FTS.B, 28.98%, 2/07/25 .. 1,689 1,643
991814223.UG.FTS.B, 28.98%, 2/07/25 .. 154 158
991818819.UG.FTS.B, 28.98%, 2/07/25 .. 18 18
991823342.UG.FTS.B, 28.98%, 2/07/25 .. 408 420
991830675.UG.FTS.B, 28.98%, 2/07/25 .. 195 201
991835648.UG.FTS.B, 28.98%, 2/07/25 .. 170 175
991836592.UG.FTS.B, 28.98%, 2/07/25 .. 1,339 1,332
991838148.UG.FTS.B, 28.98%, 2/07/25 .. 794 806
991838996.UG.FTS.B, 28.98%, 2/07/25 .. 212 210
991840095.UG.FTS.B, 28.98%, 2/07/25 .. 67 68
991843451.UG.FTS.B, 28.98%, 2/07/25 .. 48 49
991847936.UG.FTS.B, 28.98%, 2/07/25 .. 31 31
991849419.UG.FTS.B, 28.98%, 2/07/25 .. 521 537
991852115.UG.FTS.B, 28.98%, 2/07/25 .. 37 36
991852363.UG.FTS.B, 28.98%, 2/07/25 .. 85 87
991854042.UG.FTS.B, 28.98%, 2/07/25 .. 211 217
991854543.UG.FTS.B, 28.98%, 2/07/25 .. 185 190
991863331.UG.FTS.B, 28.98%, 2/07/25 .. 353 (16)
991864821.UG.FTS.B, 28.98%, 2/07/25 .. 2 2
991875987.UG.FTS.B, 28.98%, 2/07/25 .. 353 357
991876954.UG.FTS.B, 28.98%, 2/07/25 .. 26 26
991882872.UG.FTS.B, 28.98%, 2/07/25 .. 321 326
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991884000.UG.FTS.B, 28.98%, 2/07/25 .. $ 1,086 $ 1,064
991891982.UG.FTS.B, 28.98%, 2/07/25 .. 8 8
991892302.UG.FTS.B, 28.98%, 2/07/25 .. 75 76
991897778.UG.FTS.B, 28.98%, 2/07/25 .. 561 358
991905767.UG.FTS.B, 28.98%, 2/07/25 .. 214 218
991907273.UG.FTS.B, 28.98%, 2/07/25 .. 422 429
991912825.UG.FTS.B, 28.98%, 2/07/25 .. – –
991917980.UG.FTS.B, 28.98%, 2/07/25 .. 115 8
991920069.UG.FTS.B, 28.98%, 2/07/25 .. 144 147
991922521.UG.FTS.B, 28.98%, 2/07/25 .. 9 9
991922608.UG.FTS.B, 28.98%, 2/07/25 .. 261 260
991927729.UG.FTS.B, 28.98%, 2/07/25 .. 842 856
991935487.UG.FTS.B, 28.98%, 2/07/25 .. 124 126
991937488.UG.FTS.B, 28.98%, 2/07/25 .. 737 737
991727371.UG.FTS.B, 29.46%, 2/07/25 .. 137 141
991705149.UG.FTS.B, 29.47%, 2/07/25 .. 22 1
991872197.UG.FTS.B, 29.47%, 2/07/25 .. 167 11
991709575.UG.FTS.B, 29.48%, 2/07/25 .. 302 312
991745671.UG.FTS.B, 29.48%, 2/07/25 .. 41 41
991693038.UG.FTS.B, 29.49%, 2/07/25 .. 2,276 2,340
991695755.UG.FTS.B, 29.49%, 2/07/25 .. 187 189
991705451.UG.FTS.B, 29.49%, 2/07/25 .. 301 300
991705974.UG.FTS.B, 29.49%, 2/07/25 .. 749 744
991705983.UG.FTS.B, 29.49%, 2/07/25 .. 139 143
991706407.UG.FTS.B, 29.49%, 2/07/25 .. 306 214
991707049.UG.FTS.B, 29.49%, 2/07/25 .. 199 205
991707186.UG.FTS.B, 29.49%, 2/07/25 .. 334 336
991707394.UG.FTS.B, 29.49%, 2/07/25 .. 712 523
991707574.UG.FTS.B, 29.49%, 2/07/25 .. 126 124
991708039.UG.FTS.B, 29.49%, 2/07/25 .. 446 461
991708832.UG.FTS.B, 29.49%, 2/07/25 .. 152 19
991709327.UG.FTS.B, 29.49%, 2/07/25 .. 385 24
991709591.UG.FTS.B, 29.49%, 2/07/25 .. 36 13
991709608.UG.FTS.B, 29.49%, 2/07/25 .. 275 277
991709721.UG.FTS.B, 29.49%, 2/07/25 .. 102 (4)
991709722.UG.FTS.B, 29.49%, 2/07/25 .. 623 629
991710141.UG.FTS.B, 29.49%, 2/07/25 .. 46 46
991710253.UG.FTS.B, 29.49%, 2/07/25 .. 41 41
991710655.UG.FTS.B, 29.49%, 2/07/25 .. 1,795 379
991710674.UG.FTS.B, 29.49%, 2/07/25 .. 64 52
991710835.UG.FTS.B, 29.49%, 2/07/25 .. 187 191
991711259.UG.FTS.B, 29.49%, 2/07/25 .. 174 180
991711386.UG.FTS.B, 29.49%, 2/07/25 .. 153 34
991712449.UG.FTS.B, 29.49%, 2/07/25 .. 180 185
991712587.UG.FTS.B, 29.49%, 2/07/25 .. 606 613
991712867.UG.FTS.B, 29.49%, 2/07/25 .. 319 309
991712892.UG.FTS.B, 29.49%, 2/07/25 .. 545 537
991713180.UG.FTS.B, 29.49%, 2/07/25 .. 1,888 1,940
991713198.UG.FTS.B, 29.49%, 2/07/25 .. 64 65
991713851.UG.FTS.B, 29.49%, 2/07/25 .. 110 112
991714825.UG.FTS.B, 29.49%, 2/07/25 .. 81 82
991715086.UG.FTS.B, 29.49%, 2/07/25 .. 144 148
991716025.UG.FTS.B, 29.49%, 2/07/25 .. 517 65
991716358.UG.FTS.B, 29.49%, 2/07/25 .. 122 120
991717217.UG.FTS.B, 29.49%, 2/07/25 .. 45 44
991717280.UG.FTS.B, 29.49%, 2/07/25 .. 239 (6)
991717543.UG.FTS.B, 29.49%, 2/07/25 .. 179 184
991717657.UG.FTS.B, 29.49%, 2/07/25 .. 2,040 441

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
148
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991718167.UG.FTS.B, 29.49%, 2/07/25 .. $ 129 $ 133
991718456.UG.FTS.B, 29.49%, 2/07/25 .. 366 81
991719583.UG.FTS.B, 29.49%, 2/07/25 .. 687 709
991720150.UG.FTS.B, 29.49%, 2/07/25 .. 486 486
991720898.UG.FTS.B, 29.49%, 2/07/25 .. 236 236
991721040.UG.FTS.B, 29.49%, 2/07/25 .. 129 133
991721496.UG.FTS.B, 29.49%, 2/07/25 .. 116 120
991723502.UG.FTS.B, 29.49%, 2/07/25 .. 58 8
991723604.UG.FTS.B, 29.49%, 2/07/25 .. 368 370
991726856.UG.FTS.B, 29.49%, 2/07/25 .. 65 66
991728336.UG.FTS.B, 29.49%, 2/07/25 .. 78 79
991728768.UG.FTS.B, 29.49%, 2/07/25 .. 25 25
991728920.UG.FTS.B, 29.49%, 2/07/25 .. 75 (3)
991729210.UG.FTS.B, 29.49%, 2/07/25 .. 793 811
991729366.UG.FTS.B, 29.49%, 2/07/25 .. 66 67
991729425.UG.FTS.B, 29.49%, 2/07/25 .. 24 23
991729445.UG.FTS.B, 29.49%, 2/07/25 .. 94 97
991729754.UG.FTS.B, 29.49%, 2/07/25 .. 1,218 1,233
991729898.UG.FTS.B, 29.49%, 2/07/25 .. 90 92
991730072.UG.FTS.B, 29.49%, 2/07/25 .. 1,271 1,310
991730120.UG.FTS.B, 29.49%, 2/07/25 .. 11 11
991730418.UG.FTS.B, 29.49%, 2/07/25 .. 1,479 1,520
991731024.UG.FTS.B, 29.49%, 2/07/25 .. 151 10
991732638.UG.FTS.B, 29.49%, 2/07/25 .. 15 15
991733135.UG.FTS.B, 29.49%, 2/07/25 .. 3,723 3,800
991733378.UG.FTS.B, 29.49%, 2/07/25 .. 756 764
991733725.UG.FTS.B, 29.49%, 2/07/25 .. 40 40
991734115.UG.FTS.B, 29.49%, 2/07/25 .. 183 40
991734242.UG.FTS.B, 29.49%, 2/07/25 .. 240 244
991734487.UG.FTS.B, 29.49%, 2/07/25 .. 313 322
991734975.UG.FTS.B, 29.49%, 2/07/25 .. 92 94
991735394.UG.FTS.B, 29.49%, 2/07/25 .. 18 18
991735546.UG.FTS.B, 29.49%, 2/07/25 .. 11 6
991735633.UG.FTS.B, 29.49%, 2/07/25 .. 7 7
991735751.UG.FTS.B, 29.49%, 2/07/25 .. 141 146
991735777.UG.FTS.B, 29.49%, 2/07/25 .. 54 54
991735915.UG.FTS.B, 29.49%, 2/07/25 .. 327 337
991736815.UG.FTS.B, 29.49%, 2/07/25 .. 1,389 1,427
991736857.UG.FTS.B, 29.49%, 2/07/25 .. 1,443 1,488
991737147.UG.FTS.B, 29.49%, 2/07/25 .. 92 94
991737666.UG.FTS.B, 29.49%, 2/07/25 .. 266 263
991738244.UG.FTS.B, 29.49%, 2/07/25 .. 540 540
991738742.UG.FTS.B, 29.49%, 2/07/25 .. 75 76
991740733.UG.FTS.B, 29.49%, 2/07/25 .. – –
991741355.UG.FTS.B, 29.49%, 2/07/25 .. 78 80
991743733.UG.FTS.B, 29.49%, 2/07/25 .. 86 87
991744573.UG.FTS.B, 29.49%, 2/07/25 .. 22 22
991745513.UG.FTS.B, 29.49%, 2/07/25 .. 317 304
991745593.UG.FTS.B, 29.49%, 2/07/25 .. 574 558
991745877.UG.FTS.B, 29.49%, 2/07/25 .. 314 324
991746220.UG.FTS.B, 29.49%, 2/07/25 .. 291 300
991747234.UG.FTS.B, 29.49%, 2/07/25 .. 50 (2)
991747662.UG.FTS.B, 29.49%, 2/07/25 .. 372 23
991747860.UG.FTS.B, 29.49%, 2/07/25 .. 63 63
991748947.UG.FTS.B, 29.49%, 2/07/25 .. 11 11
991749700.UG.FTS.B, 29.49%, 2/07/25 .. 74 75
991751851.UG.FTS.B, 29.49%, 2/07/25 .. 72 73
991754591.UG.FTS.B, 29.49%, 2/07/25 .. 135 30
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991755174.UG.FTS.B, 29.49%, 2/07/25 .. $ 183 $ 189
991759359.UG.FTS.B, 29.49%, 2/07/25 .. 634 653
991759641.UG.FTS.B, 29.49%, 2/07/25 .. 174 179
991759993.UG.FTS.B, 29.49%, 2/07/25 .. 250 258
991760081.UG.FTS.B, 29.49%, 2/07/25 .. 165 170
991761633.UG.FTS.B, 29.49%, 2/07/25 .. 140 144
991762218.UG.FTS.B, 29.49%, 2/07/25 .. 206 207
991763762.UG.FTS.B, 29.49%, 2/07/25 .. 85 87
991765277.UG.FTS.B, 29.49%, 2/07/25 .. 31 31
991765430.UG.FTS.B, 29.49%, 2/07/25 .. 20 20
991766156.UG.FTS.B, 29.49%, 2/07/25 .. 50 18
991766666.UG.FTS.B, 29.49%, 2/07/25 .. 46 45
991767510.UG.FTS.B, 29.49%, 2/07/25 .. 20 19
991767771.UG.FTS.B, 29.49%, 2/07/25 .. 576 595
991770508.UG.FTS.B, 29.49%, 2/07/25 .. 351 44
991770714.UG.FTS.B, 29.49%, 2/07/25 .. 166 170
991770778.UG.FTS.B, 29.49%, 2/07/25 .. 79 81
991771123.UG.FTS.B, 29.49%, 2/07/25 .. 242 31
991771328.UG.FTS.B, 29.49%, 2/07/25 .. 200 45
991771961.UG.FTS.B, 29.49%, 2/07/25 .. 171 176
991773370.UG.FTS.B, 29.49%, 2/07/25 .. 230 15
991773390.UG.FTS.B, 29.49%, 2/07/25 .. 4,301 4,414
991774019.UG.FTS.B, 29.49%, 2/07/25 .. 44 44
991774573.UG.FTS.B, 29.49%, 2/07/25 .. 55 54
991777257.UG.FTS.B, 29.49%, 2/07/25 .. 153 157
991778724.UG.FTS.B, 29.49%, 2/07/25 .. 203 205
991778729.UG.FTS.B, 29.49%, 2/07/25 .. 89 91
991778741.UG.FTS.B, 29.49%, 2/07/25 .. 582 577
991782212.UG.FTS.B, 29.49%, 2/07/25 .. 389 397
991783819.UG.FTS.B, 29.49%, 2/07/25 .. 344 353
991784149.UG.FTS.B, 29.49%, 2/07/25 .. 668 (40)
991784501.UG.FTS.B, 29.49%, 2/07/25 .. 97 100
991787156.UG.FTS.B, 29.49%, 2/07/25 .. 63 64
991787510.UG.FTS.B, 29.49%, 2/07/25 .. 184 41
991787617.UG.FTS.B, 29.49%, 2/07/25 .. 99 103
991788685.UG.FTS.B, 29.49%, 2/07/25 .. 818 616
991789088.UG.FTS.B, 29.49%, 2/07/25 .. 279 (7)
991790908.UG.FTS.B, 29.49%, 2/07/25 .. 721 744
991791306.UG.FTS.B, 29.49%, 2/07/25 .. 151 146
991791504.UG.FTS.B, 29.49%, 2/07/25 .. 108 14
991792140.UG.FTS.B, 29.49%, 2/07/25 .. 18 18
991792553.UG.FTS.B, 29.49%, 2/07/25 .. 319 322
991794594.UG.FTS.B, 29.49%, 2/07/25 .. 80 80
991795473.UG.FTS.B, 29.49%, 2/07/25 .. 593 611
991795942.UG.FTS.B, 29.49%, 2/07/25 .. 16 16
991796624.UG.FTS.B, 29.49%, 2/07/25 .. 664 43
991799844.UG.FTS.B, 29.49%, 2/07/25 .. 82 84
991805572.UG.FTS.B, 29.49%, 2/07/25 .. 29 29
991807111.UG.FTS.B, 29.49%, 2/07/25 .. 162 155
991808521.UG.FTS.B, 29.49%, 2/07/25 .. 596 614
991809177.UG.FTS.B, 29.49%, 2/07/25 .. 328 330
991809318.UG.FTS.B, 29.49%, 2/07/25 .. 146 149
991809911.UG.FTS.B, 29.49%, 2/07/25 .. 33 33
991810854.UG.FTS.B, 29.49%, 2/07/25 .. 837 103
991813864.UG.FTS.B, 29.49%, 2/07/25 .. 71 72
991814673.UG.FTS.B, 29.49%, 2/07/25 .. – –
991815263.UG.FTS.B, 29.49%, 2/07/25 .. 347 358
991815974.UG.FTS.B, 29.49%, 2/07/25 .. 123 27

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
149
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991818057.UG.FTS.B, 29.49%, 2/07/25 .. $ 179 $ 179
991819733.UG.FTS.B, 29.49%, 2/07/25 .. 54 54
991822050.UG.FTS.B, 29.49%, 2/07/25 .. 22 22
991826734.UG.FTS.B, 29.49%, 2/07/25 .. 30 30
991827340.UG.FTS.B, 29.49%, 2/07/25 .. 1,194 1,224
991832087.UG.FTS.B, 29.49%, 2/07/25 .. 136 140
991833579.UG.FTS.B, 29.49%, 2/07/25 .. 142 (3)
991834751.UG.FTS.B, 29.49%, 2/07/25 .. 66 67
991835035.UG.FTS.B, 29.49%, 2/07/25 .. 1 1
991835670.UG.FTS.B, 29.49%, 2/07/25 .. 171 175
991836016.UG.FTS.B, 29.49%, 2/07/25 .. 3,719 831
991836017.UG.FTS.B, 29.49%, 2/07/25 .. 120 15
991837440.UG.FTS.B, 29.49%, 2/07/25 .. 791 805
991841270.UG.FTS.B, 29.49%, 2/07/25 .. 44 3
991842138.UG.FTS.B, 29.49%, 2/07/25 .. 221 226
991842816.UG.FTS.B, 29.49%, 2/07/25 .. 210 217
991843151.UG.FTS.B, 29.49%, 2/07/25 .. 815 840
991843726.UG.FTS.B, 29.49%, 2/07/25 .. 636 656
991843750.UG.FTS.B, 29.49%, 2/07/25 .. 74 75
991846574.UG.FTS.B, 29.49%, 2/07/25 .. 35 35
991848358.UG.FTS.B, 29.49%, 2/07/25 .. 297 304
991848794.UG.FTS.B, 29.49%, 2/07/25 .. 70 71
991852183.UG.FTS.B, 29.49%, 2/07/25 .. 38 37
991852313.UG.FTS.B, 29.49%, 2/07/25 .. 12 12
991852346.UG.FTS.B, 29.49%, 2/07/25 .. 212 219
991852677.UG.FTS.B, 29.49%, 2/07/25 .. 97 (5)
991853938.UG.FTS.B, 29.49%, 2/07/25 .. 2,546 2,626
991857024.UG.FTS.B, 29.49%, 2/07/25 .. 250 252
991858094.UG.FTS.B, 29.49%, 2/07/25 .. 254 262
991860322.UG.FTS.B, 29.49%, 2/07/25 .. 159 163
991868612.UG.FTS.B, 29.49%, 2/07/25 .. 287 296
991868656.UG.FTS.B, 29.49%, 2/07/25 .. 204 (10)
991880489.UG.FTS.B, 29.49%, 2/07/25 .. 120 122
991883200.UG.FTS.B, 29.49%, 2/07/25 .. 582 600
991885580.UG.FTS.B, 29.49%, 2/07/25 .. 28 28
991887494.UG.FTS.B, 29.49%, 2/07/25 .. 114 116
991887497.UG.FTS.B, 29.49%, 2/07/25 .. 935 949
991889105.UG.FTS.B, 29.49%, 2/07/25 .. 24 24
991889654.UG.FTS.B, 29.49%, 2/07/25 .. 33 33
991895165.UG.FTS.B, 29.49%, 2/07/25 .. – –
991895721.UG.FTS.B, 29.49%, 2/07/25 .. 230 222
991902084.UG.FTS.B, 29.49%, 2/07/25 .. 12 12
991905008.UG.FTS.B, 29.49%, 2/07/25 .. 21 20
991906662.UG.FTS.B, 29.49%, 2/07/25 .. 36 6
991906939.UG.FTS.B, 29.49%, 2/07/25 .. 1,098 1,109
991908268.UG.FTS.B, 29.49%, 2/07/25 .. 169 171
991910701.UG.FTS.B, 29.49%, 2/07/25 .. 20 20
991910987.UG.FTS.B, 29.49%, 2/07/25 .. 3 3
991912493.UG.FTS.B, 29.49%, 2/07/25 .. 905 916
991913870.UG.FTS.B, 29.49%, 2/07/25 .. 1,671 1,672
991914240.UG.FTS.B, 29.49%, 2/07/25 .. 400 397
991918574.UG.FTS.B, 29.49%, 2/07/25 .. 363 367
991918681.UG.FTS.B, 29.49%, 2/07/25 .. 435 441
991918743.UG.FTS.B, 29.49%, 2/07/25 .. 762 748
991921344.UG.FTS.B, 29.49%, 2/07/25 .. 25 25
991924576.UG.FTS.B, 29.49%, 2/07/25 .. 231 233
991924888.UG.FTS.B, 29.49%, 2/07/25 .. 160 35
991925769.UG.FTS.B, 29.49%, 2/07/25 .. 5 5
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991927085.UG.FTS.B, 29.49%, 2/07/25 .. $ 170 $ 172
991928759.UG.FTS.B, 29.49%, 2/07/25 .. 72 71
991930808.UG.FTS.B, 29.49%, 2/07/25 .. 745 743
991740615.UG.FTS.B, 29.99%, 2/07/25 .. 146 94
991714655.UG.FTS.B, Zero Cpn, 2/08/25 . 6,824 483
991782534.UG.FTS.B, 14.97%, 2/08/25 .. 875 891
991783643.UG.FTS.B, 14.98%, 2/08/25 .. 1,634 1,662
991895441.UG.FTS.B, 14.98%, 2/08/25 .. 911 569
991946691.UG.FTS.B, 14.98%, 2/08/25 .. 76 76
991711757.UG.FTS.B, 15.97%, 2/08/25 .. 512 522
991729261.UG.FTS.B, 15.97%, 2/08/25 .. 36 36
991802379.UG.FTS.B, 15.97%, 2/08/25 .. 410 418
991834646.UG.FTS.B, 15.97%, 2/08/25 .. 2,211 2,252
991855467.UG.FTS.B, 15.97%, 2/08/25 .. 23 24
991904951.UG.FTS.B, 15.97%, 2/08/25 .. 282 285
991908489.UG.FTS.B, 15.97%, 2/08/25 .. 408 415
991917251.UG.FTS.B, 15.97%, 2/08/25 .. 326 330
991723142.UG.FTS.B, 16.99%, 2/08/25 .. 449 31
991771363.UG.FTS.B, 16.99%, 2/08/25 .. 2,061 2,098
991784207.UG.FTS.B, 16.99%, 2/08/25 .. 247 252
991894055.UG.FTS.B, 16.99%, 2/08/25 .. 247 251
991905481.UG.FTS.B, 16.99%, 2/08/25 .. 167 169
991721411.UG.FTS.B, 17.99%, 2/08/25 .. 826 840
991726915.UG.FTS.B, 17.99%, 2/08/25 .. 39 3
991731306.UG.FTS.B, 17.99%, 2/08/25 .. 12,828 13,050
991746485.UG.FTS.B, 17.99%, 2/08/25 .. 62 62
991868983.UG.FTS.B, 17.99%, 2/08/25 .. 337 342
991717470.UG.FTS.B, 19.21%, 2/08/25 .. 378 381
991723395.UG.FTS.B, 19.21%, 2/08/25 .. 167 169
991715823.UG.FTS.B, 19.8%, 2/08/25 ... 115 114
991729717.UG.FTS.B, 19.8%, 2/08/25 ... 46 47
991716580.UG.FTS.B, 20.46%, 2/08/25 .. 530 537
991724960.UG.FTS.B, 20.46%, 2/08/25 .. 297 298
991726248.UG.FTS.B, 21.46%, 2/08/25 .. 165 167
991716805.UG.FTS.B, 22.97%, 2/08/25 .. 397 401
991752542.UG.FTS.B, 25.95%, 2/08/25 .. 544 66
991809543.UG.FTS.B, 14.98%, 2/09/25 .. 268 272
991724869.UG.FTS.B, 15%, 2/09/25 ..... 1,050 1,069
991746108.UG.FTS.B, 15%, 2/09/25 ..... 344 349
991746306.UG.FTS.B, 15%, 2/09/25 ..... 1,121 1,124
991862382.UG.FTS.B, 15%, 2/09/25 ..... 123 126
991908452.UG.FTS.B, 15%, 2/09/25 ..... 2,442 2,485
991929779.UG.FTS.B, 15%, 2/09/25 ..... 74 75
991749134.UG.FTS.B, 15.97%, 2/09/25 .. 4,116 4,193
991755733.UG.FTS.B, 15.97%, 2/09/25 .. 20 21
991781627.UG.FTS.B, 15.97%, 2/09/25 .. 451 459
991719973.UG.FTS.B, 16.99%, 2/09/25 .. 248 253
991721989.UG.FTS.B, 16.99%, 2/09/25 .. 496 505
991778289.UG.FTS.B, 16.99%, 2/09/25 .. 947 964
991783787.UG.FTS.B, 16.99%, 2/09/25 .. 824 839
991784826.UG.FTS.B, 16.99%, 2/09/25 .. 866 875
991863273.UG.FTS.B, 16.99%, 2/09/25 .. 1,231 1,254
991741247.UG.FTS.B, 17.97%, 2/09/25 .. 834 847
991724932.UG.FTS.B, 17.99%, 2/09/25 .. 63 63
991732999.UG.FTS.B, 17.99%, 2/09/25 .. 106 105
991764270.UG.FTS.B, 17.99%, 2/09/25 .. 425 432
991785523.UG.FTS.B, 17.99%, 2/09/25 .. 164 167
991806884.UG.FTS.B, 17.99%, 2/09/25 .. 184 187

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
150
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991830380.UG.FTS.B, 17.99%, 2/09/25 .. $ 203 $ 23
991867276.UG.FTS.B, 17.99%, 2/09/25 .. 216 218
991547229.UG.FTS.B, 29.49%, 3/15/25 .. 422 313
991693195.UG.FTS.B, 29.49%, 3/22/25 .. – –
991762048.UG.FTS.B, 18.97%, 4/06/25 .. 170 111
991732334.UG.FTS.B, 29.49%, 4/07/25 .. 217 (9)
991658250.UG.FTS.B, 16.99%, 1/20/27 .. 2,107 2,135
991607046.UG.FTS.B, 21.99%, 1/20/27 .. 4,137 4,220
991630410.UG.FTS.B, 22.36%, 1/26/27 .. 996 1,024
991784156.UG.FTS.B, 22.36%, 1/26/27 .. 779 802
991624255.UG.FTS.B, 16.99%, 1/28/27 .. 261 270
991611832.UG.FTS.B, 16.99%, 1/29/27 .. 1,281 1,313
991624113.UG.FTS.B, 17.99%, 1/29/27 .. 610 611
991610886.UG.FTS.B, 18.98%, 1/29/27 .. 2,231 2,309
991664785.UG.FTS.B, 18.98%, 1/29/27 .. 300 310
991859032.UG.FTS.B, 16.99%, 1/31/27 .. 26 26
991678457.UG.FTS.B, 19.99%, 1/31/27 .. 492 509
991663324.UG.FTS.B, 22.36%, 1/31/27 .. 170 175
991676761.UG.FTS.B, 16.99%, 2/02/27 .. 1,197 1,186
991721939.UG.FTS.B, 16.99%, 2/02/27 .. 1,283 1,317
991734117.UG.FTS.B, 17.99%, 2/02/27 .. 460 468
991734377.UG.FTS.B, 17.99%, 2/02/27 .. 79 80
991684567.UG.FTS.B, 15.99%, 2/03/27 .. 498 510
991894965.UG.FTS.B, 16.99%, 2/03/27 .. 5,447 5,541
991649343.UG.FTS.B, 28.98%, 2/17/27 .. – –
991729693.UG.FTS.B, 28.98%, 2/17/27 .. – –
991615148.UG.FTS.B, 29.49%, 2/17/27 .. – –
991798578.UG.FTS.B, 29.49%, 2/18/27 .. – –
991809578.UG.FTS.B, 15.97%, 2/20/27 .. – –
991698689.UG.FTS.B, 28.98%, 2/20/27 .. – –
991788603.UG.FTS.B, 29.49%, 2/20/27 .. – –
991588921.UG.FTS.B, 29.49%, 2/22/27 .. – –
991596716.UG.FTS.B, 29.49%, 2/22/27 .. 66 65
991697854.UG.FTS.B, 28.98%, 2/23/27 .. – –
991620282.UG.FTS.B, 29.49%, 2/24/27 .. – –
991680207.UG.FTS.B, 29.49%, 2/24/27 .. – –
991790453.UG.FTS.B, 22.97%, 3/05/27 .. – –
991701716.UG.FTS.B, 29.49%, 3/05/27 .. 7 5
991914738.UG.FTS.B, 29.49%, 3/05/27 .. – –
991919978.UG.FTS.B, 29.49%, 3/05/27 .. – –
991715282.UG.FTS.B, 29.49%, 3/06/27 .. 4 4
991936111.UG.FTS.B, 29.49%, 3/06/27 .. – –
991709783.UG.FTS.B, 28.48%, 3/07/27 .. – –
991823142.UG.FTS.B, 29.48%, 3/07/27 .. – –
991713395.UG.FTS.B, 29.49%, 3/07/27 .. – –
991763220.UG.FTS.B, 29.49%, 3/07/27 .. 16 16
991567877.UG.FTS.B, Zero Cpn, 3/17/27 . – –
991732498.UG.FTS.B, 29.49%, 3/18/27 .. – –
991750559.UG.FTS.B, 21.48%, 3/19/27 .. – –
991779985.UG.FTS.B, 28.98%, 3/19/27 .. – –
991697928.UG.FTS.B, 28.98%, 3/23/27 .. – –
991715184.UG.FTS.B, 19.99%, 3/24/27 .. – –
991711901.UG.FTS.B, 17.49%, 4/02/27 .. – –
991911647.UG.FTS.B, 28.48%, 4/04/27 .. – –
991915368.UG.FTS.B, 29.49%, 4/04/27 .. 1 –
991733536.UG.FTS.B, 29.49%, 4/05/27 .. – –
991758534.UG.FTS.B, 29.49%, 4/05/27 .. – –
991870524.UG.FTS.B, 29.49%, 4/06/27 .. – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991915147.UG.FTS.B, 21.98%, 4/07/27 .. $ – $ –
991757784.UG.FTS.B, 28.98%, 4/07/27 .. – –
991816335.UG.FTS.B, 29.49%, 4/07/27 .. – –
991838891.UG.FTS.B, 29.49%, 4/07/27 .. – –
991561540.UG.FTS.B, 28.98%, 4/17/27 .. – –
991785018.UG.FTS.B, 28.98%, 4/17/27 .. – –
991619761.UG.FTS.B, 29.49%, 4/17/27 .. – –
991732828.UG.FTS.B, 29.49%, 4/17/27 .. – –
991763282.UG.FTS.B, 29.49%, 4/17/27 .. – –
991745741.UG.FTS.B, 29.49%, 4/18/27 .. – –
991633395.UG.FTS.B, 29.49%, 4/21/27 .. – –
991662195.UG.FTS.B, Zero Cpn, 4/22/27 . – –
991795777.UG.FTS.B, 23.95%, 4/22/27 .. – –
991698521.UG.FTS.B, 29.49%, 4/22/27 .. – –
991824667.UG.FTS.B, 29.49%, 4/22/27 .. – –
991630177.UG.FTS.B, 29.49%, 4/24/27 .. – –
991717432.UG.FTS.B, 29.49%, 4/24/27 .. – –
991789231.UG.FTS.B, 29.49%, 4/24/27 .. – –
991919428.UG.FTS.B, Zero Cpn, 5/05/27 . – –
991738536.UG.FTS.B, 21.48%, 5/05/27 .. – –
991850769.UG.FTS.B, 28.48%, 5/05/27 .. – –
991806750.UG.FTS.B, 28.98%, 5/05/27 .. – –
991741449.UG.FTS.B, 29.49%, 5/05/27 .. – –
991781803.UG.FTS.B, 29.49%, 5/05/27 .. – –
991793748.UG.FTS.B, 29.49%, 5/05/27 .. – –
991706318.UG.FTS.B, 28.98%, 5/06/27 .. – –
991924386.UG.FTS.B, 29.49%, 5/06/27 .. – –
991932599.UG.FTS.B, 29.49%, 5/06/27 .. 3 3
991751093.UG.FTS.B, 29.49%, 5/07/27 .. – –
991767072.UG.FTS.B, 29.49%, 5/07/27 .. – –
991770671.UG.FTS.B, 29.49%, 5/07/27 .. – –
991779626.UG.FTS.B, 29.49%, 5/07/27 .. – –
991554163.UG.FTS.B, 29.47%, 5/17/27 .. – –
991659030.UG.FTS.B, Zero Cpn, 5/18/27 . – –
991688544.UG.FTS.B, 29.49%, 5/18/27 .. – –
991667684.UG.FTS.B, 29.49%, 5/19/27 .. – –
991695824.UG.FTS.B, 29.49%, 5/23/27 .. – –
991597405.UG.FTS.B, 29.49%, 5/24/27 .. – –
991698730.UG.FTS.B, Zero Cpn, 5/29/27 . – –
991644537.UG.FTS.B, 18.71%, 5/30/27 .. – –
991908977.UG.FTS.B, Zero Cpn, 6/04/27 . 10 1
991709552.UG.FTS.B, 28.98%, 6/04/27 .. – –
991878692.UG.FTS.B, 29.49%, 6/04/27 .. – –
991706592.UG.FTS.B, 28.98%, 6/05/27 .. – –
991717197.UG.FTS.B, 29.49%, 6/05/27 .. – –
991703738.UG.FTS.B, 27.95%, 6/06/27 .. – –
991885361.UG.FTS.B, 28.98%, 6/06/27 .. – –
991868697.UG.FTS.B, 29.49%, 6/06/27 .. – –
991909030.UG.FTS.B, 29.49%, 6/06/27 .. – –
991809194.UG.FTS.B, 29.49%, 6/07/27 .. – –
991875316.UG.FTS.B, 29.49%, 6/07/27 .. – –
991649143.UG.FTS.B, 28.98%, 6/17/27 .. – –
991752444.UG.FTS.B, 28.98%, 6/19/27 .. – –
991797212.UG.FTS.B, Zero Cpn, 6/21/27 . 2 –
991680516.UG.FTS.B, 29.49%, 6/21/27 .. 10 –
991661586.UG.FTS.B, 29.49%, 6/22/27 .. – –
991741524.UG.FTS.B, 23.95%, 6/23/27 .. 8 1
991796318.UG.FTS.B, 28.48%, 6/24/27 .. 2 2

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
151
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991596778.UG.FTS.B, 28.98%, 6/24/27 .. $ – $ –
991605901.UG.FTS.B, 29.49%, 6/24/27 .. – –
991614149.UG.FTS.B, 29.49%, 6/24/27 .. – –
991885330.UG.FTS.B, Zero Cpn, 7/05/27 . (4) (4)
991788436.UG.FTS.B, 29.49%, 7/05/27 .. – –
991924009.UG.FTS.B, 29.49%, 7/06/27 .. – –
991707047.UG.FTS.B, 29.49%, 7/07/27 .. – –
991710309.UG.FTS.B, 29.49%, 7/07/27 .. 2 2
991798099.UG.FTS.B, 29.49%, 7/07/27 .. – –
991870198.UG.FTS.B, 29.49%, 7/07/27 .. – –
991875785.UG.FTS.B, 29.49%, 7/07/27 .. – –
991723700.UG.FTS.B, 28.48%, 7/17/27 .. – –
991653674.UG.FTS.B, Zero Cpn, 7/21/27 . 7 1
991791542.UG.FTS.B, 28.48%, 7/21/27 .. – –
991637028.UG.FTS.B, 29.49%, 7/21/27 .. – –
991764023.UG.FTS.B, 29.49%, 7/21/27 .. 2 –
991747700.UG.FTS.B, 16.99%, 7/27/27 .. – –
991902514.UG.FTS.B, 28.48%, 8/03/27 .. 18 1
991816597.UG.FTS.B, 28.98%, 8/05/27 .. – –
991763730.UG.FTS.B, 29.49%, 8/05/27 .. 1 –
991790422.UG.FTS.B, 29.49%, 8/05/27 .. – –
991817172.UG.FTS.B, 29.49%, 8/05/27 .. – –
991924889.UG.FTS.B, Zero Cpn, 8/06/27 . 10 1
991921415.UG.FTS.B, 25.95%, 8/06/27 .. – –
991742510.UG.FTS.B, 28.48%, 8/06/27 .. – –
991769774.UG.FTS.B, 28.98%, 8/06/27 .. – –
991702425.UG.FTS.B, 29.49%, 8/06/27 .. 3 –
991753589.UG.FTS.B, Zero Cpn, 8/07/27 . 15 1
991738948.UG.FTS.B, 29.49%, 8/07/27 .. 1 –
991745332.UG.FTS.B, 29.49%, 8/07/27 .. – –
991788681.UG.FTS.B, 29.49%, 8/07/27 .. – –
991799243.UG.FTS.B, 29.49%, 8/07/27 .. – –
991580712.UG.FTS.B, 29.49%, 8/17/27 .. – –
991709088.UG.FTS.B, 29.49%, 8/17/27 .. – –
991781479.UG.FTS.B, 29.49%, 8/18/27 .. 5 –
991796436.UG.FTS.B, 29.49%, 8/20/27 .. 8 –
991807699.UG.FTS.B, 29.49%, 8/20/27 .. 4 –
991741186.UG.FTS.B, 21.98%, 8/21/27 .. – –
991679560.UG.FTS.B, Zero Cpn, 8/22/27 . 10 1
991756247.UG.FTS.B, 29.49%, 8/22/27 .. – –
991758211.UG.FTS.B, 28.98%, 8/23/27 .. 6 –
991700115.UG.FTS.B, 29.49%, 8/23/27 .. 14 3
991595101.UG.FTS.B, Zero Cpn, 8/24/27 . 11 1
991750294.UG.FTS.B, 29.48%, 8/24/27 .. – –
991643172.UG.FTS.B, 29.49%, 8/24/27 .. 6 –
991716229.UG.FTS.B, 29.49%, 9/03/27 .. – –
991753799.UG.FTS.B, 29.49%, 9/05/27 .. – –
991887118.UG.FTS.B, 29.49%, 9/05/27 .. 1 –
991892017.UG.FTS.B, 29.49%, 9/05/27 .. – –
991729743.UG.FTS.B, 28.48%, 9/06/27 .. – –
991715996.UG.FTS.B, 28.98%, 9/06/27 .. 2 –
991742233.UG.FTS.B, 28.98%, 9/06/27 .. 9 4
991751600.UG.FTS.B, 19.99%, 9/07/27 .. – –
991857497.UG.FTS.B, 29.49%, 9/07/27 .. – –
991662152.UG.FTS.B, 29.49%, 9/16/27 .. – –
991687748.UG.FTS.B, 28.98%, 9/17/27 .. – –
991554000.UG.FTS.B, 29.49%, 9/17/27 .. 4 1
991563089.UG.FTS.B, 29.49%, 9/17/27 .. – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991698513.UG.FTS.B, 29.49%, 9/17/27 .. $ – $ –
991705848.UG.FTS.B, 29.49%, 9/17/27 .. – –
991703503.UG.FTS.B, Zero Cpn, 9/19/27 . 7 1
991713002.UG.FTS.B, Zero Cpn, 9/19/27 . 15 1
991681193.UG.FTS.B, 29.49%, 9/19/27 .. – –
991717633.UG.FTS.B, 29.46%, 9/20/27 .. – –
991777722.UG.FTS.B, 29.49%, 9/20/27 .. – –
991778091.UG.FTS.B, 29.49%, 9/20/27 .. – –
991778351.UG.FTS.B, 29.49%, 9/20/27 .. 7 –
991743723.UG.FTS.B, 29.49%, 9/21/27 .. – –
991629535.UG.FTS.B, 27.99%, 9/23/27 .. 18 17
991653296.UG.FTS.B, 29.49%, 9/23/27 .. 8 1
991789913.UG.FTS.B, 29.49%, 9/23/27 .. – –
991822268.UG.FTS.B, 29.49%, 9/23/27 .. – –
991632886.UG.FTS.B, 28.48%, 9/24/27 .. – –
991660396.UG.FTS.B, 29.49%, 9/24/27 .. – –
991675702.UG.FTS.B, 29.49%, 9/24/27 .. 1 1
991747625.UG.FTS.B, 29.49%, 9/24/27 .. – –
991814988.UG.FTS.B, 29.49%, 9/24/27 .. 4 1
991727199.UG.FTS.B, 17.99%, 9/28/27 .. – –
991922941.UG.FTS.B, 29.49%, 10/04/27 . 8 1
991713761.UG.FTS.B, 28.48%, 10/05/27 . 27 11
991732445.UG.FTS.B, 28.98%, 10/05/27 . 5 5
991717555.UG.FTS.B, 29.49%, 10/05/27 . 11 1
991912389.UG.FTS.B, 29.49%, 10/05/27 . 5 2
991709462.UG.FTS.B, 19.99%, 10/06/27 . 14 13
991883651.UG.FTS.B, 19.99%, 10/06/27 . – –
991833886.UG.FTS.B, 28.48%, 10/06/27 . 9 –
991716404.UG.FTS.B, 29.49%, 10/06/27 . 12 1
991796474.UG.FTS.B, 29.49%, 10/06/27 . – –
991858162.UG.FTS.B, Zero Cpn, 10/07/27 20 1
991867288.UG.FTS.B, 19.8%, 10/07/27 .. 8 1
991748215.UG.FTS.B, 28.98%, 10/07/27 . – –
991817511.UG.FTS.B, 29.49%, 10/07/27 . – –
991752426.UG.FTS.B, 29.49%, 10/15/27 . 2 2
991754900.UG.FTS.B, Zero Cpn, 10/17/27 21 2
991648817.UG.FTS.B, 19.99%, 10/17/27 . – –
991630350.UG.FTS.B, 25.45%, 10/17/27 . – –
991594819.UG.FTS.B, 28.48%, 10/17/27 . – –
991643179.UG.FTS.B, 29.48%, 10/17/27 . – –
991545668.UG.FTS.B, 29.49%, 10/17/27 . 8 1
991564542.UG.FTS.B, 29.49%, 10/17/27 . – –
991668118.UG.FTS.B, 29.49%, 10/17/27 . 7 2
991681230.UG.FTS.B, 29.49%, 10/17/27 . 5 1
991689993.UG.FTS.B, 25.95%, 10/18/27 . 15 –
991692483.UG.FTS.B, 29.49%, 10/18/27 . – –
991781280.UG.FTS.B, 29.49%, 10/19/27 . – –
991672410.UG.FTS.B, 29.49%, 10/20/27 . – –
991812772.UG.FTS.B, 25.94%, 10/21/27 . 20 9
991731126.UG.FTS.B, Zero Cpn, 10/22/27 22 2
991660244.UG.FTS.B, 29.49%, 10/22/27 . 4 4
991823032.UG.FTS.B, 29.49%, 10/22/27 . 1 1
991741365.UG.FTS.B, 28.98%, 10/24/27 . 2 2
991829618.UG.FTS.B, 29.48%, 10/24/27 . 30 27
991729063.UG.FTS.B, 29.49%, 10/24/27 . – –
991776905.UG.FTS.B, 29.49%, 10/24/27 . – –
991874849.UG.FTS.B, 28.48%, 11/03/27 . 4 4
991760491.UG.FTS.B, 29.49%, 11/03/27 . 23 (1)

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
152
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991910436.UG.FTS.B, 29.49%, 11/03/27 . $ 1 $ 1
991713871.UG.FTS.B, 16.99%, 11/04/27 . 5 3
991921668.UG.FTS.B, 29.49%, 11/04/27 . 2 2
991808770.UG.FTS.B, Zero Cpn, 11/05/27 25 2
991840614.UG.FTS.B, 19.99%, 11/05/27 . – –
991915604.UG.FTS.B, 19.99%, 11/05/27 . 15 13
991914493.UG.FTS.B, 20.96%, 11/05/27 . 2 2
991897083.UG.FTS.B, 28.98%, 11/05/27 . 3 3
991910714.UG.FTS.B, 28.98%, 11/05/27 . – –
991696894.UG.FTS.B, 29.49%, 11/05/27 . 3 3
991729131.UG.FTS.B, 29.49%, 11/05/27 . 1 1
991759609.UG.FTS.B, 29.49%, 11/05/27 . 3 3
991778245.UG.FTS.B, 29.49%, 11/05/27 . 2 2
991807620.UG.FTS.B, 29.49%, 11/05/27 . 2 2
991830265.UG.FTS.B, 29.49%, 11/05/27 . 1 1
991932077.UG.FTS.B, 29.49%, 11/05/27 . – –
991830029.UG.FTS.B, 28.98%, 11/06/27 . 4 4
991839546.UG.FTS.B, 28.98%, 11/06/27 . 4 4
991707173.UG.FTS.B, 29.49%, 11/06/27 . 2 2
991717801.UG.FTS.B, 29.49%, 11/06/27 . 2 2
991768785.UG.FTS.B, 29.49%, 11/06/27 . 4 4
991936500.UG.FTS.B, 29.49%, 11/06/27 . 4 3
991875028.UG.FTS.B, 19.97%, 11/07/27 . 2 2
991723256.UG.FTS.B, 29.49%, 11/07/27 . 2 2
991724007.UG.FTS.B, 29.49%, 11/07/27 . 12 2
991732059.UG.FTS.B, 29.49%, 11/07/27 . 3 3
991736846.UG.FTS.B, 29.49%, 11/07/27 . 3 3
991743169.UG.FTS.B, 29.49%, 11/07/27 . 19 (1)
991760619.UG.FTS.B, 29.49%, 11/07/27 . 15 1
991768200.UG.FTS.B, 29.49%, 11/07/27 . 1 1
991779533.UG.FTS.B, 29.49%, 11/07/27 . 4 4
991862617.UG.FTS.B, 29.49%, 11/07/27 . 1 1
991885250.UG.FTS.B, 29.49%, 11/07/27 . – –
991930298.UG.FTS.B, 29.49%, 11/07/27 . – –
991555993.UG.FTS.B, 28.98%, 11/16/27 . 2 2
991651773.UG.FTS.B, 29.49%, 11/16/27 . 6 6
991778366.UG.FTS.B, 29.49%, 11/16/27 . – –
991728725.UG.FTS.B, 18.47%, 11/17/27 . 3 3
991633465.UG.FTS.B, 19.99%, 11/17/27 . 3 3
991609514.UG.FTS.B, 26.44%, 11/17/27 . – –
991546401.UG.FTS.B, 26.94%, 11/17/27 . 4 4
991585893.UG.FTS.B, 28.48%, 11/17/27 . 4 4
991562097.UG.FTS.B, 28.98%, 11/17/27 . 30 (1)
991567739.UG.FTS.B, 28.98%, 11/17/27 . 4 4
991605120.UG.FTS.B, 28.98%, 11/17/27 . 3 3
991741386.UG.FTS.B, 28.98%, 11/17/27 . 9 9
991559899.UG.FTS.B, 29.48%, 11/17/27 . 5 5
991590320.UG.FTS.B, 29.48%, 11/17/27 . 2 2
991577951.UG.FTS.B, 29.49%, 11/17/27 . – –
991587720.UG.FTS.B, 29.49%, 11/17/27 . 3 3
991619508.UG.FTS.B, 29.49%, 11/17/27 . – –
991621515.UG.FTS.B, 29.49%, 11/17/27 . – –
991636984.UG.FTS.B, 29.49%, 11/17/27 . 1 1
991647202.UG.FTS.B, 29.49%, 11/17/27 . 17 1
991664280.UG.FTS.B, 29.49%, 11/17/27 . 5 5
991703172.UG.FTS.B, 29.49%, 11/17/27 . 4 4
991733962.UG.FTS.B, 29.49%, 11/17/27 . 3 3
991756970.UG.FTS.B, 29.98%, 11/17/27 . – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991757333.UG.FTS.B, 19.99%, 11/18/27 . $ 2 $ 2
991671256.UG.FTS.B, 28.48%, 11/18/27 . – –
991782284.UG.FTS.B, 28.48%, 11/18/27 . 5 4
991664625.UG.FTS.B, 29.49%, 11/18/27 . 4 4
991662161.UG.FTS.B, 28.98%, 11/19/27 . – –
991709563.UG.FTS.B, 28.98%, 11/19/27 . 4 4
991764307.UG.FTS.B, 29.49%, 11/19/27 . 4 4
991765762.UG.FTS.B, 29.49%, 11/19/27 . 2 –
991804043.UG.FTS.B, 29.49%, 11/19/27 . 2 2
991634057.UG.FTS.B, 20.46%, 11/20/27 . 5 5
991701242.UG.FTS.B, 29.49%, 11/20/27 . – –
991707605.UG.FTS.B, 29.49%, 11/20/27 . 3 3
991675898.UG.FTS.B, 19.99%, 11/21/27 . – –
991575668.UG.FTS.B, 28.98%, 11/21/27 . 3 3
991766240.UG.FTS.B, 28.98%, 11/21/27 . 1 1
991734029.UG.FTS.B, 29.49%, 11/21/27 . 4 4
991786686.UG.FTS.B, 29.49%, 11/21/27 . – –
991787532.UG.FTS.B, 29.49%, 11/21/27 . 4 4
991822948.UG.FTS.B, 29.49%, 11/21/27 . 18 18
991669996.UG.FTS.B, 21.48%, 11/22/27 . 20 –
991647702.UG.FTS.B, 29.49%, 11/22/27 . 24 2
991684325.UG.FTS.B, 29.49%, 11/22/27 . 5 5
991752680.UG.FTS.B, 29.49%, 11/22/27 . 5 5
991797438.UG.FTS.B, 29.49%, 11/22/27 . 5 5
991828099.UG.FTS.B, 29.49%, 11/22/27 . 3 3
991831257.UG.FTS.B, 29.49%, 11/22/27 . – –
991650331.UG.FTS.B, 19.21%, 11/23/27 . 30 2
991590920.UG.FTS.B, 28.98%, 11/23/27 . 3 3
991594206.UG.FTS.B, 29.49%, 11/23/27 . 1 1
991629950.UG.FTS.B, 27.99%, 11/24/27 . 33 3
991615673.UG.FTS.B, 28.48%, 11/24/27 . 3 3
991639534.UG.FTS.B, 28.48%, 11/24/27 . 1 1
991641059.UG.FTS.B, 28.98%, 11/24/27 . 4 4
991646530.UG.FTS.B, 28.98%, 11/24/27 . – –
991660768.UG.FTS.B, 28.98%, 11/24/27 . – –
991761383.UG.FTS.B, 28.98%, 11/24/27 . 5 5
991596967.UG.FTS.B, 29.48%, 11/24/27 . 8 8
991595187.UG.FTS.B, 29.49%, 11/24/27 . 23 10
991597322.UG.FTS.B, 29.49%, 11/24/27 . 3 3
991606464.UG.FTS.B, 29.49%, 11/24/27 . 3 3
991703436.UG.FTS.B, 29.49%, 11/24/27 . – –
991828515.UG.FTS.B, 29.49%, 11/24/27 . 4 4
991810373.UG.FTS.B, 17.49%, 11/27/27 . 29 2
1,871,097
Upstart Network, Inc.
L1668275.UP.FTS.B, 5.93%, 9/14/24 .... 2,109 2,090
L1708965.UP.FTS.B, 6.03%, 9/14/24 .... 1,121 1,111
L1711338.UP.FTS.B, 7.31%, 9/14/24 ..... 5,052 5,010
FW1711179.UP.FTS.B, 8.08%, 9/14/24 ... 5,664 5,620
L1710504.UP.FTS.B, 8.16%, 9/14/24 .... 3,481 1,940
L1710349.UP.FTS.B, 8.75%, 9/14/24 .... 3,343 3,317
L1709609.UP.FTS.B, 9.38%, 9/14/24 .... 4,014 3,983
L1710286.UP.FTS.B, 10.59%, 9/14/24 .... 8,413 4,779
L1709477.UP.FTS.B, 10.67%, 9/14/24 .... 2,336 138
L1709911.UP.FTS.B, 11.09%, 9/14/24 .... 4,039 4,008
L1709151.UP.FTS.B, 12.24%, 9/14/24 .... 12,241 12,150
L1709495.UP.FTS.B, 12.77%, 9/14/24 .... 1,721 1,706

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
153
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1711024.UP.FTS.B, 12.98%, 9/14/24 .... $ 2,116 $ 2,100
L1708601.UP.FTS.B, 13.04%, 9/14/24 .... 4,779 4,743
L1709421.UP.FTS.B, 13.37%, 9/14/24 .... 2,713 2,693
L1709684.UP.FTS.B, 13.76%, 9/14/24 .... 1,367 1,357
FW1710146.UP.FTS.B, 13.91%, 9/14/24 .. 2,056 2,044
L1709615.UP.FTS.B, 14.35%, 9/14/24 .... 1,426 1,406
L1709128.UP.FTS.B, 16.69%, 9/14/24 .... 694 690
L1710058.UP.FTS.B, 17.29%, 9/14/24 .... 2,739 1,604
FW1708870.UP.FTS.B, 17.81%, 9/14/24 .. 2,804 2,779
L1710277.UP.FTS.B, 18.02%, 9/14/24 .... 10,509 10,416
L1711489.UP.FTS.B, 18.07%, 9/14/24 .... 3,507 3,476
L1693265.UP.FTS.B, 18.16%, 9/14/24 .... 1,049 1,042
L1708735.UP.FTS.B, 18.16%, 9/14/24 .... 3,498 3,467
L1710205.UP.FTS.B, 18.33%, 9/14/24 .... 3,498 3,476
L1712571.UP.FTS.B, 19.22%, 9/14/24 .... 1,054 1,047
L1710755.UP.FTS.B, 19.46%, 9/14/24 .... 3,517 3,495
L1711631.UP.FTS.B, 20.05%, 9/14/24 .... 1,481 1,464
L1710054.UP.FTS.B, 20.94%, 9/14/24 .... 21,236 21,103
L1701584.UP.FTS.B, 21.4%, 9/14/24 .... 1,717 1,694
L1709086.UP.FTS.B, 21.87%, 9/14/24 .... 4,982 4,914
L1709006.UP.FTS.B, 22.7%, 9/14/24 .... 2,138 2,114
L1712071.UP.FTS.B, 22.99%, 9/14/24 .... 1,572 1,554
L1711537.UP.FTS.B, 23.1%, 9/14/24 ..... 1,286 1,278
L1711075.UP.FTS.B, 23.16%, 9/14/24 .... 1,072 1,060
L1709547.UP.FTS.B, 23.36%, 9/14/24 .... 4,725 4,659
L1706779.UP.FTS.B, 23.41%, 9/14/24 .... 1,288 1,273
L1711142.UP.FTS.B, 23.72%, 9/14/24 .... 782 773
L1709631.UP.FTS.B, 24.23%, 9/14/24 .... 4,308 4,259
FW1709769.UP.FTS.B, 24.54%, 9/14/24 .. 3,226 480
FW1710815.UP.FTS.B, 26.35%, 9/14/24 .. 712 704
FW1710161.UP.FTS.B, 26.64%, 9/14/24 .. 6,780 6,652
FW1709118.UP.FTS.B, 27.71%, 9/14/24 .. 1,457 1,441
FW1709444.UP.FTS.B, 27.86%, 9/14/24 .. 2,188 2,163
FW1710922.UP.FTS.B, 28.53%, 9/14/24 .. 731 723
FW1710689.UP.FTS.B, 28.87%, 9/14/24 .. 2,998 214
FW1710694.UP.FTS.B, 29.46%, 9/14/24 .. 14,674 14,509
FW1710062.UP.FTS.B, 30.06%, 9/14/24 .. 1,325 1,310
FW1711508.UP.FTS.B, 30.59%, 9/14/24 .. 5,104 1,473
L1874342.UP.FTS.B, 5.92%, 10/18/24 .... 10,590 10,499
L1873274.UP.FTS.B, 6.44%, 10/18/24 .... 4,815 4,774
L1873054.UP.FTS.B, 6.73%, 10/18/24 .... 12,053 11,950
L1874011.UP.FTS.B, 6.93%, 10/18/24 .... 6,894 6,832
FW1874507.UP.FTS.B, 7.36%, 10/18/24 .. 2,072 2,054
L1874340.UP.FTS.B, 7.48%, 10/18/24 .... 10,990 10,892
L1873016.UP.FTS.B, 8.3%, 10/18/24 .... 2,775 2,754
L1873058.UP.FTS.B, 8.3%, 10/18/24 .... 3,453 3,426
L1873371.UP.FTS.B, 8.48%, 10/18/24 .... 8,333 8,268
L1873862.UP.FTS.B, 8.52%, 10/18/24 .... 1,390 1,378
L1873876.UP.FTS.B, 8.87%, 10/18/24 .... 10,480 10,389
FW1874503.UP.FTS.B, 9.4%, 10/18/24 ... 6,018 5,966
L1873457.UP.FTS.B, 9.58%, 10/18/24 .... 698 692
L1873276.UP.FTS.B, 10.26%, 10/18/24 ... 5,601 5,552
L1873969.UP.FTS.B, 10.92%, 10/18/24 ... 702 696
L1873212.UP.FTS.B, 11.39%, 10/18/24 ... 11,605 10,966
L1873534.UP.FTS.B, 11.86%, 10/18/24 ... 211 201
L1872565.UP.FTS.B, 13.63%, 10/18/24 ... 3,554 3,523
FW1873666.UP.FTS.B, 14.61%, 10/18/24 . 1,196 1,184
L1873890.UP.FTS.B, 14.95%, 10/18/24 ... 1,573 1,562
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1873908.UP.FTS.B, 15.55%, 10/18/24 ... $ 1,075 $ 1,065
L1874133.UP.FTS.B, 16.04%, 10/18/24 ... 3,577 3,552
L1873474.UP.FTS.B, 16.06%, 10/18/24 ... 2,011 1,997
L1873316.UP.FTS.B, 16.33%, 10/18/24 ... 2,371 2,355
L1873998.UP.FTS.B, 16.56%, 10/18/24 ... 4,319 4,278
FW1873500.UP.FTS.B, 17.14%, 10/18/24 . 828 60
L1873175.UP.FTS.B, 17.39%, 10/18/24 ... 1,473 1,393
FW1873590.UP.FTS.B, 17.67%, 10/18/24 . 6,727 6,369
FW1874334.UP.FTS.B, 18.25%, 10/18/24 . 6,162 6,105
L1873935.UP.FTS.B, 18.25%, 10/18/24 ... 2,159 2,144
FW1874411.UP.FTS.B, 18.35%, 10/18/24 . 7,895 7,843
L1873189.UP.FTS.B, 18.36%, 10/18/24 ... 4,351 4,311
L1869487.UP.FTS.B, 18.66%, 10/18/24 ... 4,357 4,328
L1873369.UP.FTS.B, 18.74%, 10/18/24 ... 10,908 10,808
L1874319.UP.FTS.B, 19.26%, 10/18/24 ... 4,520 4,271
L1873329.UP.FTS.B, 19.32%, 10/18/24 ... 2,184 2,170
L1874232.UP.FTS.B, 19.37%, 10/18/24 ... 8,310 8,204
FW1859012.UP.FTS.B, 19.54%, 10/18/24 . 10,932 10,810
L1873978.UP.FTS.B, 20.05%, 10/18/24 ... 826 27
L1873964.UP.FTS.B, 20.13%, 10/18/24 ... 3,069 3,041
L1873264.UP.FTS.B, 20.49%, 10/18/24 ... 1,317 1,299
L1873242.UP.FTS.B, 21.35%, 10/18/24 ... 2,298 2,268
L1873872.UP.FTS.B, 21.59%, 10/18/24 ... 1,173 1,165
L1872932.UP.FTS.B, 21.9%, 10/18/24 .... 14,179 14,009
L1873288.UP.FTS.B, 21.91%, 10/18/24 ... 4,433 322
L1871398.UP.FTS.B, 22.03%, 10/18/24 ... 1,538 1,451
L1873912.UP.FTS.B, 22.05%, 10/18/24 ... 3,529 1,015
L1873367.UP.FTS.B, 22.09%, 10/18/24 ... 1,027 1,016
L1873736.UP.FTS.B, 22.12%, 10/18/24 ... 7,365 7,265
L1873171.UP.FTS.B, 22.25%, 10/18/24 ... 1,474 1,457
FW1873087.UP.FTS.B, 22.36%, 10/18/24 . 1,474 1,461
FW1872256.UP.FTS.B, 22.75%, 10/18/24 . 4,271 308
L1873179.UP.FTS.B, 22.76%, 10/18/24 ... 1,514 1,431
L1874384.UP.FTS.B, 23.32%, 10/18/24 ... 1,407 1,388
FW1873765.UP.FTS.B, 23.44%, 10/18/24 . 4,366 4,314
L1874136.UP.FTS.B, 23.45%, 10/18/24 ... 2,317 2,287
L1874372.UP.FTS.B, 23.49%, 10/18/24 ... 1,724 1,693
FW1873053.UP.FTS.B, 23.65%, 10/18/24 . 1,630 1,612
L1872590.UP.FTS.B, 23.91%, 10/18/24 ... 2,186 2,160
FW1874061.UP.FTS.B, 24.44%, 10/18/24 . 743 735
L1873402.UP.FTS.B, 25.1%, 10/18/24 .... 4,710 4,647
FW1874479.UP.FTS.B, 26.04%, 10/18/24 . 2,884 435
FW1873991.UP.FTS.B, 27.32%, 10/18/24 . 2,459 369
FW1866558.UP.FTS.B, 27.33%, 10/18/24 . 3,758 3,717
FW1874223.UP.FTS.B, 27.57%, 10/18/24 . 495 486
FW1873960.UP.FTS.B, 28.04%, 10/18/24 . 3,557 3,493
FW1873200.UP.FTS.B, 28.1%, 10/18/24 .. 1,885 1,864
FW1870326.UP.FTS.B, 28.36%, 10/18/24 . 7,546 7,462
FW1874036.UP.FTS.B, 28.84%, 10/18/24 . 1,814 1,790
FW1873257.UP.FTS.B, 28.88%, 10/18/24 . 952 67
FW1873386.UP.FTS.B, 29.18%, 10/18/24 . 757 748
L2009164.UP.FTS.B, 7.47%, 11/09/24 .... 7,176 7,112
L2007742.UP.FTS.B, 8.31%, 11/09/24 .... 1,801 1,784
L2005982.UP.FTS.B, 8.37%, 11/09/24 .... 5,763 5,712
L2009147.UP.FTS.B, 8.62%, 11/09/24 .... 1,442 1,429
FW2006255.UP.FTS.B, 8.72%, 11/09/24 .. 1,876 1,859
L2006066.UP.FTS.B, 9.09%, 11/09/24 .... 723 716
L2006429.UP.FTS.B, 9.93%, 11/09/24 .... 36,253 35,934

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
154
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2006357.UP.FTS.B, 10.1%, 11/09/24 .... $ 949 $ 937
FW2005536.UP.FTS.B, 10.27%, 11/09/24 . 2,904 2,879
L2009057.UP.FTS.B, 10.3%, 11/09/24 .... 8,714 8,638
L2007334.UP.FTS.B, 10.62%, 11/09/24 ... 3,636 3,605
FW2006816.UP.FTS.B, 10.79%, 11/09/24 . 5,999 5,940
L2007501.UP.FTS.B, 10.81%, 11/09/24 ... 4,734 649
FW2008742.UP.FTS.B, 11.03%, 11/09/24 . 7,284 7,218
L2009390.UP.FTS.B, 11.11%, 11/09/24 ... 4,954 4,910
L2007022.UP.FTS.B, 11.29%, 11/09/24 ... 1,458 1,445
FW1975632.UP.FTS.B, 11.37%, 11/09/24 . 2,261 2,241
L2009109.UP.FTS.B, 11.99%, 11/09/24 ... 3,644 3,612
L1980258.UP.FTS.B, 12.16%, 11/09/24 ... 15,952 15,814
L2008566.UP.FTS.B, 13.59%, 11/09/24 ... 736 729
L2008572.UP.FTS.B, 13.72%, 11/09/24 ... 4,209 4,168
L2000304.UP.FTS.B, 13.97%, 11/09/24 ... 3,022 2,995
L2008598.UP.FTS.B, 14.12%, 11/09/24 ... 2,213 2,193
L2009526.UP.FTS.B, 14.46%, 11/09/24 ... 3,343 242
L2009600.UP.FTS.B, 14.49%, 11/09/24 ... 3,694 3,657
L2007591.UP.FTS.B, 14.78%, 11/09/24 ... 1,829 1,813
FW2004099.UP.FTS.B, 15.18%, 11/09/24 . 2,222 2,200
L2007837.UP.FTS.B, 15.4%, 11/09/24 .... 3,436 218
L2009870.UP.FTS.B, 15.75%, 11/09/24 ... 2,227 2,207
L2005874.UP.FTS.B, 15.93%, 11/09/24 ... 12,627 12,502
L1964575.UP.FTS.B, 16.42%, 11/09/24 ... 1,489 1,474
L2006407.UP.FTS.B, 16.56%, 11/09/24 ... 5,958 5,899
L2009557.UP.FTS.B, 16.56%, 11/09/24 ... 4,467 4,423
L2010209.UP.FTS.B, 16.76%, 11/09/24 ... 3,555 260
FW2006915.UP.FTS.B, 17.05%, 11/09/24 . 1,492 1,477
L2008387.UP.FTS.B, 17.08%, 11/09/24 ... 3,507 3,472
FW2008245.UP.FTS.B, 17.41%, 11/09/24 . 3,735 3,698
L2009227.UP.FTS.B, 17.41%, 11/09/24 ... 2,615 2,589
L2007287.UP.FTS.B, 17.58%, 11/09/24 ... 8,970 8,882
FW2006977.UP.FTS.B, 17.62%, 11/09/24 . 3,738 3,701
FW2008456.UP.FTS.B, 17.88%, 11/09/24 . 6,000 5,908
L2008995.UP.FTS.B, 18.45%, 11/09/24 ... 104 8
L2006019.UP.FTS.B, 18.67%, 11/09/24 ... 2,252 2,229
L2006884.UP.FTS.B, 18.86%, 11/09/24 ... 6,745 6,678
FW2008385.UP.FTS.B, 19.08%, 11/09/24 . 1,894 1,871
L2008991.UP.FTS.B, 19.31%, 11/09/24 ... 7,545 7,454
FW2009194.UP.FTS.B, 19.65%, 11/09/24 . 2,260 2,238
L2007944.UP.FTS.B, 19.85%, 11/09/24 ... 2,714 2,674
L2004937.UP.FTS.B, 19.9%, 11/09/24 .... 4,989 4,932
L2007765.UP.FTS.B, 19.9%, 11/09/24 .... 5,136 5,075
L2005921.UP.FTS.B, 19.92%, 11/09/24 ... 3,322 1,941
L2009435.UP.FTS.B, 20.15%, 11/09/24 ... 12,454 12,269
L2004417.UP.FTS.B, 20.16%, 11/09/24 ... 2,269 2,242
FW2008873.UP.FTS.B, 20.22%, 11/09/24 . 1,626 1,596
L2008874.UP.FTS.B, 20.27%, 11/09/24 ... 7,526 7,413
L2007505.UP.FTS.B, 20.32%, 11/09/24 ... 2,417 2,394
L2006510.UP.FTS.B, 20.49%, 11/09/24 ... 4,157 4,117
L2007014.UP.FTS.B, 20.64%, 11/09/24 ... 3,546 3,505
L2005439.UP.FTS.B, 20.7%, 11/09/24 .... 1,367 1,344
L2010279.UP.FTS.B, 20.87%, 11/09/24 ... 3,095 3,041
L2008398.UP.FTS.B, 20.91%, 11/09/24 ... 2,271 2,237
L2004915.UP.FTS.B, 21%, 11/09/24 ..... 7,574 7,462
L2009328.UP.FTS.B, 21.06%, 11/09/24 ... 1,287 1,275
FW2010100.UP.FTS.B, 21.34%, 11/09/24 . 3,770 3,713
L2009663.UP.FTS.B, 21.46%, 11/09/24 ... 3,807 3,743
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2008515.UP.FTS.B, 21.79%, 11/09/24 ... $ 6,834 $ 6,733
L2006419.UP.FTS.B, 22.06%, 11/09/24 ... 761 752
L2008922.UP.FTS.B, 22.21%, 11/09/24 ... 1,521 1,499
L2009367.UP.FTS.B, 22.33%, 11/09/24 ... 6,848 6,747
L2009655.UP.FTS.B, 22.54%, 11/09/24 ... 3,045 3,000
L2010143.UP.FTS.B, 22.58%, 11/09/24 ... 1,669 1,645
L2009735.UP.FTS.B, 22.61%, 11/09/24 ... 4,019 3,956
L2004913.UP.FTS.B, 22.66%, 11/09/24 ... 6,071 5,980
FW2003014.UP.FTS.B, 22.75%, 11/09/24 . 13,336 13,139
L2009465.UP.FTS.B, 22.87%, 11/09/24 ... 4,199 612
L2006957.UP.FTS.B, 23.01%, 11/09/24 ... 1,080 1,062
L2007564.UP.FTS.B, 23.08%, 11/09/24 ... 4,733 4,655
L2008674.UP.FTS.B, 23.54%, 11/09/24 ... 4,153 603
FW2008479.UP.FTS.B, 24.13%, 11/09/24 . 3,971 3,897
FW2007173.UP.FTS.B, 24.62%, 11/09/24 . 807 473
FW2009937.UP.FTS.B, 26.34%, 11/09/24 . 3,446 3,385
FW2005316.UP.FTS.B, 26.93%, 11/09/24 . 773 762
FW2007706.UP.FTS.B, 28.18%, 11/09/24 . 1,165 1,148
FW2008048.UP.FTS.B, 28.27%, 11/09/24 . 777 766
FW2008337.UP.FTS.B, 28.31%, 11/09/24 . 3,110 3,065
FW2009522.UP.FTS.B, 28.31%, 11/09/24 . 7,600 1,098
FW2008565.UP.FTS.B, 28.92%, 11/09/24 . 3,136 3,085
FW2004867.UP.FTS.B, 29.1%, 11/09/24 .. 5,110 (32)
L2079356.UP.FTS.B, 6.34%, 11/19/24 .... 14,251 14,131
L2077512.UP.FTS.B, 6.51%, 11/19/24 .... 3,574 3,544
L2077314.UP.FTS.B, 7.63%, 11/19/24 .... 4,309 4,273
L2079482.UP.FTS.B, 7.7%, 11/19/24 ..... 4,669 4,633
FW2078418.UP.FTS.B, 7.82%, 11/19/24 .. 35,916 35,635
L2077413.UP.FTS.B, 8.09%, 11/19/24 .... 3,086 3,060
L2077593.UP.FTS.B, 8.69%, 11/19/24 .... 3,607 3,579
L2077781.UP.FTS.B, 10.54%, 11/19/24 ... 1,589 1,577
L2078215.UP.FTS.B, 10.8%, 11/19/24 .... 5,385 5,344
L2077816.UP.FTS.B, 11%, 11/19/24 ..... 874 867
L2077041.UP.FTS.B, 11.38%, 11/19/24 ... 3,632 3,605
L2080776.UP.FTS.B, 11.71%, 11/19/24 ... 6,995 6,943
FW2077955.UP.FTS.B, 11.92%, 11/19/24 . 1,893 1,875
L2078813.UP.FTS.B, 13.69%, 11/19/24 ... 6,280 6,208
L2076941.UP.FTS.B, 13.71%, 11/19/24 ... 7,377 7,306
L2078440.UP.FTS.B, 13.79%, 11/19/24 ... 3,097 3,071
L2072646.UP.FTS.B, 15.11%, 11/19/24 ... 2,221 2,205
L2077920.UP.FTS.B, 15.31%, 11/19/24 ... 3,705 3,678
L2076486.UP.FTS.B, 15.67%, 11/19/24 ... 2,003 1,989
L2076313.UP.FTS.B, 15.86%, 11/19/24 ... 965 958
L2079064.UP.FTS.B, 15.95%, 11/19/24 ... 3,547 3,516
FW2076817.UP.FTS.B, 16.69%, 11/19/24 . 1,117 1,109
L2077907.UP.FTS.B, 17.76%, 11/19/24 ... 3,468 251
L2077340.UP.FTS.B, 17.78%, 11/19/24 ... 5,985 5,942
L2076392.UP.FTS.B, 18.07%, 11/19/24 ... 4,048 98
L2077616.UP.FTS.B, 18.56%, 11/19/24 ... 4,630 4,382
FW2078600.UP.FTS.B, 18.83%, 11/19/24 . 751 746
L2080023.UP.FTS.B, 19.49%, 11/19/24 ... 7,402 1,086
L2077669.UP.FTS.B, 19.72%, 11/19/24 ... 709 703
FW2076493.UP.FTS.B, 20.14%, 11/19/24 . 1,887 1,874
L2070757.UP.FTS.B, 20.15%, 11/19/24 ... 1,359 1,349
L2077506.UP.FTS.B, 20.58%, 11/19/24 ... 4,484 4,431
L2077765.UP.FTS.B, 21.13%, 11/19/24 ... 783 740
L2080270.UP.FTS.B, 21.47%, 11/19/24 ... 3,034 3,013
FW2078088.UP.FTS.B, 22.1%, 11/19/24 .. 1,521 1,503

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
155
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2077458.UP.FTS.B, 22.17%, 11/19/24 ... $ 5,970 $ 152
L2073213.UP.FTS.B, 22.2%, 11/19/24 .... 875 63
FW2079771.UP.FTS.B, 22.21%, 11/19/24 . 3,803 3,776
L2068552.UP.FTS.B, 22.21%, 11/19/24 ... 1,836 1,812
L2079118.UP.FTS.B, 22.29%, 11/19/24 ... 7,607 7,522
L2077140.UP.FTS.B, 22.69%, 11/19/24 ... 4,629 4,576
L2077284.UP.FTS.B, 22.9%, 11/19/24 .... 5,723 5,646
L2077715.UP.FTS.B, 23.03%, 11/19/24 ... 1,214 342
L2074944.UP.FTS.B, 23.05%, 11/19/24 ... 3,419 3,373
L2076512.UP.FTS.B, 23.14%, 11/19/24 ... 4,432 321
FW2076824.UP.FTS.B, 23.23%, 11/19/24 . 2,443 2,426
L2077061.UP.FTS.B, 23.44%, 11/19/24 ... 2,763 805
FW2078990.UP.FTS.B, 23.53%, 11/19/24 . 3,546 3,351
FW2078899.UP.FTS.B, 24.04%, 11/19/24 . 5,174 5,107
FW2080736.UP.FTS.B, 25.04%, 11/19/24 . 1,487 1,463
L2076355.UP.FTS.B, 25.17%, 11/19/24 ... 5,215 5,157
FW2080449.UP.FTS.B, 25.53%, 11/19/24 . 5,708 1,661
FW2073639.UP.FTS.B, 25.65%, 11/19/24 . 2,271 2,244
FW2077101.UP.FTS.B, 27.6%, 11/19/24 .. 3,358 238
FW2077958.UP.FTS.B, 27.77%, 11/19/24 . 7,757 7,671
FW2077645.UP.FTS.B, 27.94%, 11/19/24 . 1,926 1,904
FW2077222.UP.FTS.B, 28.34%, 11/19/24 . 4,663 4,612
FW2080054.UP.FTS.B, 30.2%, 11/19/24 .. 2,205 2,169
L2197817.UP.FTS.B, 6.54%, 12/07/24 .... 4,449 4,407
L2197814.UP.FTS.B, 6.94%, 12/07/24 .... 1,485 1,471
L2192487.UP.FTS.B, 8.02%, 12/07/24 .... 14,916 14,768
FW2198636.UP.FTS.B, 11.41%, 12/07/24 . 3,777 3,738
FW2196231.UP.FTS.B, 11.5%, 12/07/24 .. 9,068 8,974
L2196723.UP.FTS.B, 12.12%, 12/07/24 ... 4,923 4,872
L2196919.UP.FTS.B, 12.98%, 12/07/24 ... 2,603 1,463
L2199259.UP.FTS.B, 13.19%, 12/07/24 ... 3,422 3,386
FW2199236.UP.FTS.B, 13.4%, 12/07/24 .. 1,141 1,130
L2152837.UP.FTS.B, 14.7%, 12/07/24 .... 6,104 1,648
FW2196253.UP.FTS.B, 15.31%, 12/07/24 . 1,223 331
L2199973.UP.FTS.B, 16.17%, 12/07/24 ... 2,306 2,277
L2196295.UP.FTS.B, 16.26%, 12/07/24 ... 4,146 4,094
L2197093.UP.FTS.B, 16.43%, 12/07/24 ... 4,045 3,989
L2198109.UP.FTS.B, 16.63%, 12/07/24 ... 770 760
L2197668.UP.FTS.B, 17.17%, 12/07/24 ... 1,928 1,904
FW2197769.UP.FTS.B, 17.83%, 12/07/24 . 1,948 1,920
L2196102.UP.FTS.B, 17.88%, 12/07/24 ... 8,694 5,051
L2186564.UP.FTS.B, 18.32%, 12/07/24 ... 9,136 666
L2199581.UP.FTS.B, 19.33%, 12/07/24 ... 1,399 1,381
FW2200254.UP.FTS.B, 19.34%, 12/07/24 . 1,554 1,535
FW2199717.UP.FTS.B, 20.13%, 12/07/24 . 3,896 3,827
L2195358.UP.FTS.B, 20.15%, 12/07/24 ... 779 769
L2198118.UP.FTS.B, 20.43%, 12/07/24 ... 1,560 1,540
L2198032.UP.FTS.B, 20.55%, 12/07/24 ... 3,121 3,066
L2196647.UP.FTS.B, 21.51%, 12/07/24 ... 4,716 4,649
L2199295.UP.FTS.B, 21.7%, 12/07/24 .... 1,958 1,923
L2199073.UP.FTS.B, 21.87%, 12/07/24 ... 1,959 1,935
L2195775.UP.FTS.B, 22.71%, 12/07/24 ... 1,179 1,156
L2197271.UP.FTS.B, 22.76%, 12/07/24 ... 7,285 4,360
FW2198017.UP.FTS.B, 23.08%, 12/07/24 . 2,361 2,319
L2196613.UP.FTS.B, 23.35%, 12/07/24 ... 5,256 5,162
FW2195695.UP.FTS.B, 24.83%, 12/07/24 . 3,939 3,869
FW2195888.UP.FTS.B, 24.84%, 12/07/24 . 706 691
FW2199208.UP.FTS.B, 25.58%, 12/07/24 . 3,117 3,061
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2195724.UP.FTS.B, 27.53%, 12/07/24 . $ 2,312 $ 166
FW2198393.UP.FTS.B, 27.56%, 12/07/24 . 2,874 2,823
L2201298.UP.FTS.B, 6.04%, 12/08/24 .... 1,375 1,362
L2203520.UP.FTS.B, 6.61%, 12/08/24 .... 13,647 13,521
FW2201265.UP.FTS.B, 7.44%, 12/08/24 .. 5,209 5,159
L2200896.UP.FTS.B, 7.68%, 12/08/24 .... 5,214 5,160
L2204703.UP.FTS.B, 8.41%, 12/08/24 .... 76 75
L2150213.UP.FTS.B, 8.58%, 12/08/24 .... 4,569 4,523
L2200163.UP.FTS.B, 8.73%, 12/08/24 .... 5,609 5,556
L2204262.UP.FTS.B, 8.78%, 12/08/24 .... 1,496 1,481
L2202574.UP.FTS.B, 9.1%, 12/08/24 .... 5,617 5,564
FW2206887.UP.FTS.B, 9.22%, 12/08/24 .. 7,492 7,422
L2202371.UP.FTS.B, 9.29%, 12/08/24 .... 1,124 1,114
L2202647.UP.FTS.B, 9.47%, 12/08/24 .... 2,523 2,498
L2206982.UP.FTS.B, 9.5%, 12/08/24 .... 753 746
L2201633.UP.FTS.B, 10.05%, 12/08/24 ... 7,290 7,222
L2202275.UP.FTS.B, 10.28%, 12/08/24 ... 15,044 14,904
L2206909.UP.FTS.B, 11.8%, 12/08/24 .... 2,269 2,246
L2205399.UP.FTS.B, 11.81%, 12/08/24 ... 755 747
L2201373.UP.FTS.B, 12.48%, 12/08/24 ... 2,275 2,253
L2201983.UP.FTS.B, 12.68%, 12/08/24 ... 6,081 6,017
L2206888.UP.FTS.B, 12.72%, 12/08/24 ... 6,072 6,014
L2202614.UP.FTS.B, 12.88%, 12/08/24 ... 6,076 6,012
L2200458.UP.FTS.B, 12.89%, 12/08/24 ... 4,705 4,656
L2200431.UP.FTS.B, 13.28%, 12/08/24 ... 4,372 2,462
L2205143.UP.FTS.B, 13.35%, 12/08/24 ... 2,282 2,260
L2202863.UP.FTS.B, 13.37%, 12/08/24 ... 4,553 4,509
L2204453.UP.FTS.B, 13.74%, 12/08/24 ... 2,286 2,264
L2204038.UP.FTS.B, 14.23%, 12/08/24 ... 7,602 7,528
FW2200839.UP.FTS.B, 14.26%, 12/08/24 . 4,951 4,897
L2201794.UP.FTS.B, 14.37%, 12/08/24 ... 6,491 6,415
L2204310.UP.FTS.B, 14.38%, 12/08/24 ... 764 756
L2203131.UP.FTS.B, 15.07%, 12/08/24 ... 2,917 2,874
FW2198905.UP.FTS.B, 15.38%, 12/08/24 . 3,832 3,787
L2192030.UP.FTS.B, 15.79%, 12/08/24 ... 5,833 5,765
L2205721.UP.FTS.B, 15.97%, 12/08/24 ... 5,325 389
L2202823.UP.FTS.B, 16.25%, 12/08/24 ... 1,791 1,766
L2199002.UP.FTS.B, 16.29%, 12/08/24 ... 1,845 1,824
L2201862.UP.FTS.B, 17%, 12/08/24 ..... 3,854 3,809
L2204481.UP.FTS.B, 17.12%, 12/08/24 ... 3,843 3,770
L2201197.UP.FTS.B, 17.52%, 12/08/24 ... 5,072 371
L2200703.UP.FTS.B, 17.76%, 12/08/24 ... 561 551
L2202850.UP.FTS.B, 17.99%, 12/08/24 ... 1,464 1,445
L2202296.UP.FTS.B, 18.33%, 12/08/24 ... 1,472 1,453
FW2201612.UP.FTS.B, 18.99%, 12/08/24 . 1,552 1,534
L2206681.UP.FTS.B, 19.32%, 12/08/24 ... 2,880 2,841
L2204182.UP.FTS.B, 19.36%, 12/08/24 ... 6,994 6,914
L2203811.UP.FTS.B, 19.85%, 12/08/24 ... 2,348 2,317
L2201390.UP.FTS.B, 19.92%, 12/08/24 ... 9,346 9,219
L2201524.UP.FTS.B, 19.94%, 12/08/24 ... 4,674 4,587
FW2206245.UP.FTS.B, 20.03%, 12/08/24 . 1,173 1,157
L2203066.UP.FTS.B, 20.07%, 12/08/24 ... 13,538 13,358
FW2201021.UP.FTS.B, 20.28%, 12/08/24 . 770 108
FW2201750.UP.FTS.B, 20.37%, 12/08/24 . 1,560 1,542
L2201072.UP.FTS.B, 20.37%, 12/08/24 ... 2,729 2,698
L2202128.UP.FTS.B, 20.41%, 12/08/24 ... 3,055 1,775
FW2205926.UP.FTS.B, 21.09%, 12/08/24 . 2,006 1,164
FW2203151.UP.FTS.B, 21.13%, 12/08/24 . 3,284 3,229

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
156
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2206755.UP.FTS.B, 21.25%, 12/08/24 ... $ 1,330 $ 1,314
L2192296.UP.FTS.B, 21.33%, 12/08/24 ... 3,495 78
L2202392.UP.FTS.B, 21.41%, 12/08/24 ... 3,521 3,463
L2206735.UP.FTS.B, 21.46%, 12/08/24 ... 3,913 3,869
L2180897.UP.FTS.B, 21.81%, 12/08/24 ... 6,264 6,160
FW2201886.UP.FTS.B, 21.86%, 12/08/24 . 1,426 1,406
L2203505.UP.FTS.B, 22.57%, 12/08/24 ... 14,015 246
FW2206827.UP.FTS.B, 22.71%, 12/08/24 . 3,930 3,865
L2202398.UP.FTS.B, 23.19%, 12/08/24 ... 5,510 5,419
FW2206155.UP.FTS.B, 23.2%, 12/08/24 .. 1,469 1,441
L2200082.UP.FTS.B, 23.29%, 12/08/24 ... 2,495 2,453
L2201277.UP.FTS.B, 23.37%, 12/08/24 ... 2,617 2,570
FW2202263.UP.FTS.B, 23.94%, 12/08/24 . 1,197 1,176
FW2206719.UP.FTS.B, 24.2%, 12/08/24 .. 9,433 9,276
L2202471.UP.FTS.B, 24.95%, 12/08/24 ... 10,382 2,960
FW2176932.UP.FTS.B, 25.88%, 12/08/24 . 1,990 1,954
FW2202124.UP.FTS.B, 26.35%, 12/08/24 . 3,782 1,079
FW2203707.UP.FTS.B, 26.53%, 12/08/24 . 3,093 3,039
FW2201104.UP.FTS.B, 26.62%, 12/08/24 . 796 782
FW2201792.UP.FTS.B, 27.21%, 12/08/24 . 2,791 2,745
FW2201560.UP.FTS.B, 28.51%, 12/08/24 . 1,681 1,654
FW2204026.UP.FTS.B, 28.52%, 12/08/24 . 6,405 6,301
FW2205860.UP.FTS.B, 28.57%, 12/08/24 . 1,687 1,657
FW2202524.UP.FTS.B, 28.64%, 12/08/24 . 1,495 897
FW2201579.UP.FTS.B, 28.82%, 12/08/24 . 2,484 2,444
FW2201851.UP.FTS.B, 28.82%, 12/08/24 . 1,443 1,419
FW2205439.UP.FTS.B, 29.01%, 12/08/24 . 2,567 2,521
L2382768.UP.FTS.B, 5.08%, 1/11/25 ..... 1,086 1,075
L2413126.UP.FTS.B, 5.21%, 1/11/25 ..... 3,057 3,029
L2411924.UP.FTS.B, 5.26%, 1/11/25 ..... 4,587 4,545
L2411777.UP.FTS.B, 5.56%, 1/11/25 ..... 6,887 6,824
L2411090.UP.FTS.B, 5.74%, 1/11/25 ..... 5,360 5,311
L2412107.UP.FTS.B, 6.11%, 1/11/25 ..... 2,300 2,279
L2413813.UP.FTS.B, 6.18%, 1/11/25 ..... 2,301 2,280
L2413053.UP.FTS.B, 6.21%, 1/11/25 ..... 4,602 4,560
L2408176.UP.FTS.B, 6.75%, 1/11/25 ..... 749 742
L2412917.UP.FTS.B, 6.87%, 1/11/25 ..... 2,306 2,285
L2411645.UP.FTS.B, 6.95%, 1/11/25 ..... 3,470 3,437
L2412167.UP.FTS.B, 7.12%, 1/11/25 ..... 3,078 3,050
FW2409367.UP.FTS.B, 7.16%, 1/11/25 ... 1,798 132
L2410776.UP.FTS.B, 7.38%, 1/11/25 ..... 4,621 4,577
FW2411155.UP.FTS.B, 7.59%, 1/11/25 ... 2,921 2,894
L2413637.UP.FTS.B, 7.76%, 1/11/25 ..... 2,232 2,209
L2402281.UP.FTS.B, 7.89%, 1/11/25 ..... 15,381 15,240
FW2408203.UP.FTS.B, 8.04%, 1/11/25 ... 2,316 2,293
L2407274.UP.FTS.B, 8.11%, 1/11/25 ..... 1,665 1,649
FW2413171.UP.FTS.B, 8.15%, 1/11/25 ... 2,316 2,294
L2413751.UP.FTS.B, 8.33%, 1/11/25 ..... 1,927 1,909
L2402983.UP.FTS.B, 8.56%, 1/11/25 ..... 2,088 2,068
L2412008.UP.FTS.B, 8.58%, 1/11/25 ..... 7,733 7,660
FW2408763.UP.FTS.B, 8.69%, 1/11/25 ... 4,972 4,923
L2407827.UP.FTS.B, 8.84%, 1/11/25 ..... 2,783 2,756
L2410161.UP.FTS.B, 9.06%, 1/11/25 ..... 1,549 1,534
L2407027.UP.FTS.B, 9.18%, 1/11/25 ..... 3,487 3,454
L2411609.UP.FTS.B, 9.19%, 1/11/25 ..... 1,550 1,535
L2408028.UP.FTS.B, 9.2%, 1/11/25 ...... 2,703 2,677
L2405780.UP.FTS.B, 9.56%, 1/11/25 ..... 1,764 966
FW2412135.UP.FTS.B, 10.19%, 1/11/25 .. 1,553 1,538
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2413510.UP.FTS.B, 10.29%, 1/11/25 .... $ 12,834 $ 12,712
L2411555.UP.FTS.B, 10.32%, 1/11/25 .... 3,500 3,467
L2408096.UP.FTS.B, 10.52%, 1/11/25 .... 3,210 3,178
FW2412813.UP.FTS.B, 10.67%, 1/11/25 .. 779 771
L2411669.UP.FTS.B, 10.84%, 1/11/25 .... 1,559 1,543
FW2410432.UP.FTS.B, 10.89%, 1/11/25 .. 3,897 3,858
L2411242.UP.FTS.B, 10.89%, 1/11/25 .... 2,426 2,402
L2413320.UP.FTS.B, 11.28%, 1/11/25 .... 15,607 15,460
L2405109.UP.FTS.B, 11.47%, 1/11/25 .... 1,171 1,160
FW2412630.UP.FTS.B, 12.03%, 1/11/25 .. 2,570 358
FW2409055.UP.FTS.B, 12.38%, 1/11/25 .. 853 844
L2412366.UP.FTS.B, 12.6%, 1/11/25 ..... 784 776
L2408103.UP.FTS.B, 12.61%, 1/11/25 .... 1,959 1,940
FW2412082.UP.FTS.B, 12.62%, 1/11/25 .. 4,119 4,075
L2410850.UP.FTS.B, 13.07%, 1/11/25 .... 1,177 1,166
L2412558.UP.FTS.B, 13.17%, 1/11/25 .... 1,178 1,166
L2410120.UP.FTS.B, 14.05%, 1/11/25 .... 1,575 1,560
FW2412033.UP.FTS.B, 14.09%, 1/11/25 .. 2,756 2,729
L2410413.UP.FTS.B, 14.16%, 1/11/25 .... 11,816 11,669
L2409499.UP.FTS.B, 14.28%, 1/11/25 .... 5,516 5,462
L2397480.UP.FTS.B, 15.09%, 1/11/25 .... 6,655 6,580
L2408428.UP.FTS.B, 15.76%, 1/11/25 .... 7,916 7,818
L2410798.UP.FTS.B, 15.99%, 1/11/25 .... 7,924 7,825
FW2413230.UP.FTS.B, 16.04%, 1/11/25 .. 5,230 5,165
FW2413492.UP.FTS.B, 16.11%, 1/11/25 .. 1,184 1,169
FW2411395.UP.FTS.B, 16.37%, 1/11/25 .. 2,378 2,349
L2407096.UP.FTS.B, 16.55%, 1/11/25 .... 18,653 18,421
L2409614.UP.FTS.B, 17.29%, 1/11/25 .... 4,853 4,793
L2411442.UP.FTS.B, 17.42%, 1/11/25 .... 15,122 14,935
L2409234.UP.FTS.B, 17.51%, 1/11/25 .... 2,388 2,359
L2407062.UP.FTS.B, 17.52%, 1/11/25 .... 1,353 1,337
L2411946.UP.FTS.B, 17.59%, 1/11/25 .... 6,928 6,842
L2405533.UP.FTS.B, 18.22%, 1/11/25 .... 8,354 4,867
L2412453.UP.FTS.B, 19.73%, 1/11/25 .... 25,389 25,038
L2412506.UP.FTS.B, 19.8%, 1/11/25 ..... 7,537 7,443
L2407256.UP.FTS.B, 20.21%, 1/11/25 .... 5,619 5,523
L2411253.UP.FTS.B, 20.46%, 1/11/25 .... 1,607 1,587
FW2410096.UP.FTS.B, 20.55%, 1/11/25 .. 868 124
L2413715.UP.FTS.B, 20.58%, 1/11/25 .... 804 794
FW2407665.UP.FTS.B, 20.61%, 1/11/25 .. 20,093 19,750
FW2388641.UP.FTS.B, 21.09%, 1/11/25 .. 805 795
FW2411559.UP.FTS.B, 21.14%, 1/11/25 .. 2,012 1,987
L2401534.UP.FTS.B, 21.34%, 1/11/25 .... 9,655 9,535
L2413329.UP.FTS.B, 21.38%, 1/11/25 .... 12,780 3,654
FW2410280.UP.FTS.B, 22.2%, 1/11/25 ... 1,535 437
L2410058.UP.FTS.B, 22.27%, 1/11/25 .... 8,600 8,492
L2411551.UP.FTS.B, 22.31%, 1/11/25 .... 3,012 219
L2413428.UP.FTS.B, 23.28%, 1/11/25 .... 1,053 1,035
L2407636.UP.FTS.B, 23.33%, 1/11/25 .... 973 956
FW2411472.UP.FTS.B, 24.01%, 1/11/25 .. 7,622 4,583
FW2408676.UP.FTS.B, 24.16%, 1/11/25 .. 3,575 3,514
FW2411482.UP.FTS.B, 24.41%, 1/11/25 .. 6,178 6,073
FW2410949.UP.FTS.B, 25.16%, 1/11/25 .. 1,222 1,201
FW2408865.UP.FTS.B, 25.5%, 1/11/25 ... 1,809 1,768
L2410557.UP.FTS.B, 26.28%, 1/11/25 .... 2,043 2,008
FW2409120.UP.FTS.B, 26.65%, 1/11/25 .. 4,089 4,020
FW2412539.UP.FTS.B, 27.71%, 1/11/25 .. 4,102 4,031
FW2411088.UP.FTS.B, 28.45%, 1/11/25 .. 1,644 1,616

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
157
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2412560.UP.FTS.B, 28.48%, 1/11/25 .. $ 4,439 $ 4,363
FW2412871.UP.FTS.B, 28.66%, 1/11/25 .. 1,645 1,617
FW2410693.UP.FTS.B, 28.78%, 1/11/25 .. 7,499 7,367
FW2413084.UP.FTS.B, 29.03%, 1/11/25 .. 1,970 288
FW2412449.UP.FTS.B, 29.08%, 1/11/25 .. 23,710 23,273
FW2408892.UP.FTS.B, 33.73%, 1/11/25 .. 3,938 3,867
L2415563.UP.FTS.B, 5.17%, 1/12/25 .... 5,732 5,681
L2415408.UP.FTS.B, 5.38%, 1/12/25 .... 7,343 7,277
L2398487.UP.FTS.B, 5.43%, 1/12/25 .... 26,775 26,540
L2418369.UP.FTS.B, 5.69%, 1/12/25 .... 1,148 1,138
L2414426.UP.FTS.B, 5.8%, 1/12/25 ..... 1,149 1,139
FW2419630.UP.FTS.B, 6.3%, 1/12/25 .... 767 761
L2420304.UP.FTS.B, 6.48%, 1/12/25 .... 1,925 1,908
L2419347.UP.FTS.B, 6.78%, 1/12/25 .... 6,533 6,476
L2416428.UP.FTS.B, 6.81%, 1/12/25 .... 1,537 1,524
FW2414692.UP.FTS.B, 6.84%, 1/12/25 ... 1,537 1,524
L2418759.UP.FTS.B, 6.94%, 1/12/25 .... 6,816 6,757
L2419328.UP.FTS.B, 7.52%, 1/12/25 .... 5,393 5,347
L2415914.UP.FTS.B, 7.64%, 1/12/25 .... 2,698 2,674
L2419517.UP.FTS.B, 7.68%, 1/12/25 .... 5,105 699
FW2418816.UP.FTS.B, 7.73%, 1/12/25 ... 4,627 4,585
L2419589.UP.FTS.B, 7.74%, 1/12/25 .... 11,566 11,462
L2416890.UP.FTS.B, 7.78%, 1/12/25 .... 4,858 4,815
FW2417431.UP.FTS.B, 7.8%, 1/12/25 .... 9,177 671
L2419183.UP.FTS.B, 8%, 1/12/25 ....... 2,470 2,449
FW2416518.UP.FTS.B, 8.11%, 1/12/25 ... 3,860 3,826
L2417943.UP.FTS.B, 8.11%, 1/12/25 ..... 3,860 3,826
L2414073.UP.FTS.B, 8.79%, 1/12/25 .... 1,696 1,681
L2415019.UP.FTS.B, 8.85%, 1/12/25 .... 1,548 1,534
L2416430.UP.FTS.B, 9.01%, 1/12/25 .... 3,872 3,838
L2414074.UP.FTS.B, 9.04%, 1/12/25 .... 11,618 11,515
FW2416507.UP.FTS.B, 9.11%, 1/12/25 ... 3,719 3,686
L2417145.UP.FTS.B, 9.34%, 1/12/25 .... 853 845
L2417687.UP.FTS.B, 9.43%, 1/12/25 .... 830 820
L2415812.UP.FTS.B, 9.44%, 1/12/25 .... 4,176 4,139
L2417726.UP.FTS.B, 9.57%, 1/12/25 .... 3,881 3,846
L2414740.UP.FTS.B, 9.6%, 1/12/25 ..... 1,241 319
FW2413836.UP.FTS.B, 10.39%, 1/12/25 .. 1,938 1,920
L2396686.UP.FTS.B, 10.42%, 1/12/25 .... 3,891 3,857
FW2419415.UP.FTS.B, 10.5%, 1/12/25 ... 1,608 882
FW2416931.UP.FTS.B, 10.8%, 1/12/25 ... 8,570 8,493
L2414847.UP.FTS.B, 11.02%, 1/12/25 .... 8,577 8,499
L2414221.UP.FTS.B, 11.17%, 1/12/25 .... 3,900 3,865
L2417964.UP.FTS.B, 11.38%, 1/12/25 .... 4,643 341
FW2416547.UP.FTS.B, 11.39%, 1/12/25 .. 2,264 2,244
L2420369.UP.FTS.B, 11.76%, 1/12/25 .... 14,466 14,317
L2415059.UP.FTS.B, 12.06%, 1/12/25 .... 1,322 72
L2413961.UP.FTS.B, 13.69%, 1/12/25 .... 3,002 2,973
L2414544.UP.FTS.B, 14.43%, 1/12/25 .... 1,972 1,955
L2411232.UP.FTS.B, 15.21%, 1/12/25 .... 22,922 22,723
L2419075.UP.FTS.B, 17.01%, 1/12/25 .... 1,590 1,572
L2418199.UP.FTS.B, 17.24%, 1/12/25 .... 389 381
L2417700.UP.FTS.B, 17.92%, 1/12/25 .... 3,189 3,153
FW2417716.UP.FTS.B, 18.03%, 1/12/25 .. 1,991 1,969
FW2416853.UP.FTS.B, 18.35%, 1/12/25 .. 5,579 5,517
L2418715.UP.FTS.B, 19.25%, 1/12/25 .... 4,002 3,958
L2419498.UP.FTS.B, 19.45%, 1/12/25 .... 8,247 4,796
L2417349.UP.FTS.B, 20.05%, 1/12/25 .... 1,591 1,573
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2416638.UP.FTS.B, 22.19%, 1/12/25 .. $ 8,075 $ 7,951
L2417218.UP.FTS.B, 22.21%, 1/12/25 .... 3,090 3,053
L2414519.UP.FTS.B, 22.88%, 1/12/25 .... 2,670 2,629
L2418909.UP.FTS.B, 22.9%, 1/12/25 .... 918 899
L2414032.UP.FTS.B, 23.21%, 1/12/25 .... 2,245 2,220
L2352635.UP.FTS.B, 23.27%, 1/12/25 .... 6,063 5,970
FW2414761.UP.FTS.B, 23.39%, 1/12/25 .. 809 797
L2412538.UP.FTS.B, 23.48%, 1/12/25 .... 3,266 3,212
FW2417500.UP.FTS.B, 23.65%, 1/12/25 .. 1,602 1,577
FW2414957.UP.FTS.B, 23.71%, 1/12/25 .. 9,666 9,559
FW2414041.UP.FTS.B, 23.78%, 1/12/25 .. 3,245 3,195
FW2416686.UP.FTS.B, 24.84%, 1/12/25 .. 1,966 1,934
FW2418415.UP.FTS.B, 26.15%, 1/12/25 .. 12,144 11,954
FW2414169.UP.FTS.B, 26.75%, 1/12/25 .. 5,167 368
FW2415083.UP.FTS.B, 27.47%, 1/12/25 .. 4,938 4,857
FW2414437.UP.FTS.B, 27.76%, 1/12/25 .. 2,461 2,424
FW2415206.UP.FTS.B, 28.53%, 1/12/25 .. 8,928 1,331
FW2417255.UP.FTS.B, 33.33%, 1/12/25 .. 2,600 183
FW2635737.UP.FTS.B, 5.82%, 2/15/25 ... 2,873 2,705
L2636718.UP.FTS.B, 6.51%, 2/15/25 .... 751 745
L2631679.UP.FTS.B, 6.61%, 2/15/25 .... 3,967 3,932
L2632890.UP.FTS.B, 6.77%, 2/15/25 .... 7,939 7,870
L2634175.UP.FTS.B, 6.95%, 2/15/25 .... 7,158 7,096
L2634671.UP.FTS.B, 8.48%, 2/15/25 .... 27,959 27,707
L2634533.UP.FTS.B, 8.5%, 2/15/25 ..... 15,977 15,833
L2634613.UP.FTS.B, 8.55%, 2/15/25 .... 5,590 5,540
L2633581.UP.FTS.B, 9.23%, 2/15/25 .... 1,678 1,663
FW2634377.UP.FTS.B, 10%, 2/15/25 .... 802 795
L2634177.UP.FTS.B, 15.21%, 2/15/25 .... 1,792 1,770
L2636760.UP.FTS.B, 15.98%, 2/15/25 .... 11,084 10,444
FW2634284.UP.FTS.B, 16.22%, 2/15/25 .. 8,168 8,070
L2634751.UP.FTS.B, 16.31%, 2/15/25 .... 1,552 1,538
L2631912.UP.FTS.B, 16.39%, 2/15/25 .... 4,903 4,844
L2636882.UP.FTS.B, 16.54%, 2/15/25 .... 4,497 4,443
L2632664.UP.FTS.B, 17.32%, 2/15/25 .... 819 809
L2635618.UP.FTS.B, 17.92%, 2/15/25 .... 3,114 451
L2633074.UP.FTS.B, 18.31%, 2/15/25 .... 3,618 3,552
L2634161.UP.FTS.B, 18.39%, 2/15/25 .... 3,451 3,409
L2631294.UP.FTS.B, 19.11%, 2/15/25 .... 823 813
L2632627.UP.FTS.B, 20.79%, 2/15/25 .... 8,270 8,136
L2634669.UP.FTS.B, 20.85%, 2/15/25 .... 8,602 8,463
L2631763.UP.FTS.B, 20.93%, 2/15/25 .... 7,191 7,104
FW2636107.UP.FTS.B, 21.14%, 2/15/25 .. 8,159 8,005
FW2631365.UP.FTS.B, 21.86%, 2/15/25 .. 5,390 5,303
FW2637244.UP.FTS.B, 22.65%, 2/15/25 .. 831 818
L2635358.UP.FTS.B, 24.79%, 2/15/25 .... 6,674 (26)
FW2633708.UP.FTS.B, 25.99%, 2/15/25 .. 5,447 5,359
FW2631136.UP.FTS.B, 27.13%, 2/15/25 .. 1,465 1,437
FW2631651.UP.FTS.B, 27.52%, 2/15/25 .. 5,467 5,379
FW2635191.UP.FTS.B, 29%, 2/15/25 .... 3,458 1,016
FW2634333.UP.FTS.B, 29.01%, 2/15/25 .. 32,077 31,557
FW2631826.UP.FTS.B, 31.23%, 2/15/25 .. 4,510 4,433
L2639657.UP.FTS.B, 5.92%, 2/16/25 .... 1,189 1,179
L2639334.UP.FTS.B, 6.42%, 2/16/25 .... 5,963 5,906
FW2638680.UP.FTS.B, 7.01%, 2/16/25 ... 1,750 1,735
L2639360.UP.FTS.B, 7.14%, 2/16/25 .... 9,399 9,309
L2643179.UP.FTS.B, 7.28%, 2/16/25 .... 3,867 3,835
L2637484.UP.FTS.B, 7.65%, 2/16/25 .... 3,426 3,399

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
158
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2639542.UP.FTS.B, 8.21%, 2/16/25 .... $ 1,968 $ 1,952
L2638987.UP.FTS.B, 9.25%, 2/16/25 .... 1,863 1,846
L2642308.UP.FTS.B, 10.18%, 2/16/25 .... 8,028 7,962
FW2644636.UP.FTS.B, 10.31%, 2/16/25 .. 801 794
L2640736.UP.FTS.B, 10.49%, 2/16/25 .... 1,205 1,195
FW2639791.UP.FTS.B, 11.24%, 2/16/25 .. 4,027 3,993
FW2644605.UP.FTS.B, 13.5%, 2/16/25 ... 8,106 8,040
FW2640049.UP.FTS.B, 13.66%, 2/16/25 .. 8,679 8,609
FW2641858.UP.FTS.B, 14.06%, 2/16/25 .. 4,433 4,384
FW2640344.UP.FTS.B, 14.17%, 2/16/25 .. 2,059 1,944
L2644835.UP.FTS.B, 14.27%, 2/16/25 .... 10,924 10,314
L2639914.UP.FTS.B, 14.3%, 2/16/25 .... 5,687 5,625
L2573704.UP.FTS.B, 14.5%, 2/16/25 .... 3,252 3,216
FW2642814.UP.FTS.B, 15.64%, 2/16/25 .. 4,498 4,444
L2644825.UP.FTS.B, 15.86%, 2/16/25 .... 1,404 1,379
FW2642902.UP.FTS.B, 16.38%, 2/16/25 .. 7,526 548
L2640305.UP.FTS.B, 16.68%, 2/16/25 .... 5,318 5,261
FW2644294.UP.FTS.B, 16.92%, 2/16/25 .. 2,701 2,672
FW2639338.UP.FTS.B, 17.66%, 2/16/25 .. 8,185 8,096
FW2639899.UP.FTS.B, 18.71%, 2/16/25 .. 8,464 7,989
L2641019.UP.FTS.B, 18.97%, 2/16/25 .... 12,345 12,214
L2639930.UP.FTS.B, 19.1%, 2/16/25 .... 1,811 1,792
L2644145.UP.FTS.B, 19.28%, 2/16/25 .... 2,135 2,015
L2637891.UP.FTS.B, 19.29%, 2/16/25 .... 6,388 6,314
FW2639706.UP.FTS.B, 19.94%, 2/16/25 .. 5,281 5,204
L2641952.UP.FTS.B, 19.98%, 2/16/25 .... 3,631 3,593
L2641810.UP.FTS.B, 22.34%, 2/16/25 .... 1,609 1,555
FW2643292.UP.FTS.B, 23.05%, 2/16/25 .. 4,076 4,017
L2639553.UP.FTS.B, 23.86%, 2/16/25 .... 9,336 9,202
FW2639697.UP.FTS.B, 24.32%, 2/16/25 .. 1,419 1,399
FW2638912.UP.FTS.B, 24.71%, 2/16/25 .. 2,005 1,976
FW2643827.UP.FTS.B, 25.41%, 2/16/25 .. 4,184 4,125
FW2643384.UP.FTS.B, 26.02%, 2/16/25 .. 3,485 3,430
L2627901.UP.FTS.B, 28.31%, 2/16/25 .... 11,883 11,716
L2644671.UP.FTS.B, 5.08%, 2/17/25 .... 7,903 7,838
L2645028.UP.FTS.B, 11.5%, 2/17/25 ..... 2,821 2,798
FW2645054.UP.FTS.B, 11.7%, 2/17/25 ... 6,164 6,109
L2604120.UP.FTS.B, 17.7%, 2/17/25 .... 8,219 8,123
FW2645759.UP.FTS.B, 24.75%, 2/17/25 .. 8,354 8,238
FW2645634.UP.FTS.B, 29.15%, 2/17/25 .. 2,022 144
FW1873354.UP.FTS.B, 20.69%, 3/18/25 .. 1,275 364
L1869314.UP.FTS.B, 21.8%, 3/18/25 .... 4,261 4,006
FW1872890.UP.FTS.B, 24.47%, 3/18/25 .. 847 834
L2006292.UP.FTS.B, 11.48%, 4/09/25 .... 2,169 2,149
L2007212.UP.FTS.B, 15.12%, 4/09/25 .... 5,326 3,075
L2006010.UP.FTS.B, 18.05%, 4/09/25 .... 1,103 1,087
L2006605.UP.FTS.B, 21.13%, 4/09/25 .... 9,250 669
L2009467.UP.FTS.B, 22.96%, 4/09/25 .... 2,988 (20)
FW2008582.UP.FTS.B, 28.77%, 4/09/25 .. 883 868
FW2078328.UP.FTS.B, 19.87%, 4/19/25 .. 3,862 3,827
L2078933.UP.FTS.B, 22.16%, 4/19/25 .... 10,161 9,609
L2197032.UP.FTS.B, 22.34%, 5/07/25 .... 1,822 1,786
L2205597.UP.FTS.B, 19.53%, 5/08/25 .... 1,864 511
L2204817.UP.FTS.B, 21.24%, 5/08/25 .... 4,473 2,663
FW2201445.UP.FTS.B, 27.41%, 5/08/25 .. 4,362 4,281
FW2408831.UP.FTS.B, 10.24%, 6/11/25 .. 3,741 3,711
FW2412930.UP.FTS.B, 12.99%, 6/11/25 .. 4,141 4,099
FW2410127.UP.FTS.B, 20.85%, 6/11/25 .. 867 852
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2415625.UP.FTS.B, 8.97%, 6/12/25 .... $ 2,604 $ 2,580
FW2417137.UP.FTS.B, 28.46%, 6/12/25 .. 8,436 8,300
FW2631536.UP.FTS.B, 18.63%, 7/15/25 .. 1,096 1,032
FW2639247.UP.FTS.B, 27.74%, 7/16/25 .. 6,673 6,290
FW1873996.UP.FTS.B, 28.24%, 8/18/25 .. 4,446 4,188
FW1872459.UP.FTS.B, 28.31%, 8/18/25 .. 748 739
FW2009505.UP.FTS.B, 26.53%, 9/09/25 .. 2,465 2,421
FW2005459.UP.FTS.B, 26.79%, 9/09/25 .. 827 812
L2195122.UP.FTS.B, 20.26%, 10/07/25 ... 4,352 4,284
FW2418164.UP.FTS.B, 9.41%, 11/12/25 .. 1,953 1,935
FW2414944.UP.FTS.B, 29.31%, 11/12/25 . 2,266 2,229
L1708948.UP.FTS.B, 7.47%, 9/14/26 .... 7,323 7,266
L1709252.UP.FTS.B, 8.33%, 9/14/26 .... 8,170 8,107
L1711804.UP.FTS.B, 9.08%, 9/14/26 ..... 8,198 8,136
L1709773.UP.FTS.B, 9.1%, 9/14/26 ..... 1,640 1,627
L1709466.UP.FTS.B, 9.12%, 9/14/26 .... 9,014 8,945
L1711063.UP.FTS.B, 9.57%, 9/14/26 ..... 11,504 11,416
L1711325.UP.FTS.B, 9.58%, 9/14/26 ..... 13,969 13,863
L1710250.UP.FTS.B, 9.72%, 9/14/26 .... 6,578 6,514
L1710722.UP.FTS.B, 9.73%, 9/14/26 .... 16,447 16,321
L1709358.UP.FTS.B, 10.97%, 9/14/26 .... 35,028 34,680
L1711260.UP.FTS.B, 11.26%, 9/14/26 .... 1,659 1,642
L1709982.UP.FTS.B, 11.59%, 9/14/26 .... 9,951 9,855
FW1711975.UP.FTS.B, 11.76%, 9/14/26 .. 22,407 22,191
L1711112.UP.FTS.B, 12.03%, 9/14/26 .... 16,619 16,451
FW1709227.UP.FTS.B, 12.04%, 9/14/26 .. 1,403 1,386
L1711960.UP.FTS.B, 12.48%, 9/14/26 .... 2,498 2,473
L1708544.UP.FTS.B, 12.57%, 9/14/26 .... 3,320 3,288
L1709990.UP.FTS.B, 12.82%, 9/14/26 .... 2,044 2,024
FW1709162.UP.FTS.B, 13.06%, 9/14/26 .. 7,511 7,439
L1709442.UP.FTS.B, 13.19%, 9/14/26 .... 41,753 41,351
L1712219.UP.FTS.B, 13.34%, 9/14/26 .... 2,993 2,960
L1711120.UP.FTS.B, 13.48%, 9/14/26 .... 5,351 5,300
L1711626.UP.FTS.B, 13.98%, 9/14/26 .... 16,758 16,598
L1712525.UP.FTS.B, 14.32%, 9/14/26 .... 3,387 867
L1705354.UP.FTS.B, 14.33%, 9/14/26 .... 20,140 19,947
L1709686.UP.FTS.B, 14.5%, 9/14/26 .... 16,795 16,635
L1712030.UP.FTS.B, 15.05%, 9/14/26 .... 2,525 2,493
L1709833.UP.FTS.B, 15.27%, 9/14/26 .... 10,109 9,980
FW1711888.UP.FTS.B, 15.29%, 9/14/26 .. 8,425 8,317
L1711759.UP.FTS.B, 15.35%, 9/14/26 .... 8,434 8,319
L1711137.UP.FTS.B, 15.58%, 9/14/26 .... 2,719 197
FW1710596.UP.FTS.B, 15.85%, 9/14/26 .. 4,222 4,168
L1710000.UP.FTS.B, 16.05%, 9/14/26 .... 16,903 16,687
FW1711241.UP.FTS.B, 16.08%, 9/14/26 .. 3,381 3,338
L1707201.UP.FTS.B, 16.24%, 9/14/26 .... 12,687 12,525
L1708577.UP.FTS.B, 16.66%, 9/14/26 .... 5,985 5,898
L1711658.UP.FTS.B, 16.72%, 9/14/26 .... 2,574 1,437
L1710867.UP.FTS.B, 16.91%, 9/14/26 .... 3,392 3,349
FW1709135.UP.FTS.B, 16.99%, 9/14/26 .. 4,242 4,188
L1709613.UP.FTS.B, 17.03%, 9/14/26 .... 2,546 2,513
L1711610.UP.FTS.B, 17.32%, 9/14/26 .... 21,236 20,911
L1708807.UP.FTS.B, 17.72%, 9/14/26 .... 8,508 8,399
L1711190.UP.FTS.B, 17.79%, 9/14/26 .... 5,532 5,447
L1710981.UP.FTS.B, 17.81%, 9/14/26 .... 8,584 8,448
L1710421.UP.FTS.B, 18.12%, 9/14/26 .... 13,065 12,843
L1710484.UP.FTS.B, 18.16%, 9/14/26 .... 7,015 1,939
FW1712049.UP.FTS.B, 18.25%, 9/14/26 .. 4,604 4,534

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
159
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1709424.UP.FTS.B, 18.79%, 9/14/26 .. $ 12,816 $ 12,653
FW1709134.UP.FTS.B, 18.89%, 9/14/26 .. 8,549 8,418
L1710731.UP.FTS.B, 18.91%, 9/14/26 .... 2,564 2,525
L1712201.UP.FTS.B, 18.94%, 9/14/26 .... 2,134 2,101
L1709877.UP.FTS.B, 19.26%, 9/14/26 .... 4,193 4,126
FW1711268.UP.FTS.B, 19.32%, 9/14/26 .. 6,602 1,836
L1711904.UP.FTS.B, 19.49%, 9/14/26 .... 17,056 16,932
L1711008.UP.FTS.B, 19.81%, 9/14/26 .... 8,578 8,518
L1711215.UP.FTS.B, 19.91%, 9/14/26 .... 5,158 5,115
L1709643.UP.FTS.B, 20.04%, 9/14/26 .... 3,434 3,381
FW1709115.UP.FTS.B, 20.14%, 9/14/26 .. 4,292 4,226
L1708842.UP.FTS.B, 20.24%, 9/14/26 .... 6,744 6,691
L1712297.UP.FTS.B, 20.36%, 9/14/26 .... 8,596 8,464
FW1712011.UP.FTS.B, 20.57%, 9/14/26 .. 4,731 4,659
L1708429.UP.FTS.B, 20.63%, 9/14/26 .... 2,581 2,563
L1710126.UP.FTS.B, 20.84%, 9/14/26 .... 6,025 5,983
L1708585.UP.FTS.B, 20.86%, 9/14/26 .... 25,813 25,631
L1711983.UP.FTS.B, 20.92%, 9/14/26 .... 4,319 4,249
FW1711817.UP.FTS.B, 20.95%, 9/14/26 .. 4,135 4,106
L1711180.UP.FTS.B, 21%, 9/14/26 ...... 20,690 20,514
L1711790.UP.FTS.B, 21.29%, 9/14/26 .... 1,137 1,123
FW1708681.UP.FTS.B, 21.58%, 9/14/26 .. 745 730
FW1712143.UP.FTS.B, 21.68%, 9/14/26 .. 4,319 4,289
FW1704691.UP.FTS.B, 21.96%, 9/14/26 .. 8,580 8,445
L1709159.UP.FTS.B, 22.01%, 9/14/26 .... 13,282 7,616
L1707499.UP.FTS.B, 22.03%, 9/14/26 .... 8,634 8,573
L1710829.UP.FTS.B, 22.11%, 9/14/26 .... 4,326 4,270
L1709427.UP.FTS.B, 22.21%, 9/14/26 .... 3,462 3,437
L1710706.UP.FTS.B, 22.62%, 9/14/26 .... 2,670 2,651
L1711276.UP.FTS.B, 23.33%, 9/14/26 .... 1,912 1,898
FW1708581.UP.FTS.B, 23.53%, 9/14/26 .. 12,252 12,133
L1712099.UP.FTS.B, 23.67%, 9/14/26 .... 1,914 1,901
L1704673.UP.FTS.B, 23.71%, 9/14/26 .... 9,571 9,504
L1710184.UP.FTS.B, 24.03%, 9/14/26 .... 1,562 1,538
L1709189.UP.FTS.B, 24.05%, 9/14/26 .... 30,486 30,273
FW1709337.UP.FTS.B, 24.31%, 9/14/26 .. 21,796 21,643
L1712413.UP.FTS.B, 24.71%, 9/14/26 .... 1,135 1,121
L1709924.UP.FTS.B, 24.74%, 9/14/26 .... 1,332 790
L1710379.UP.FTS.B, 24.83%, 9/14/26 .... 1,135 1,127
L1710592.UP.FTS.B, 25.03%, 9/14/26 .... 1,136 1,128
L1706788.UP.FTS.B, 25.12%, 9/14/26 .... 1,574 1,563
FW1712236.UP.FTS.B, 25.24%, 9/14/26 .. 7,219 4,290
L1710759.UP.FTS.B, 25.29%, 9/14/26 .... 962 956
L1711889.UP.FTS.B, 25.29%, 9/14/26 .... 3,057 217
L1712021.UP.FTS.B, 25.29%, 9/14/26 .... 2,799 2,780
L1712197.UP.FTS.B, 25.34%, 9/14/26 .... 282 278
L1710443.UP.FTS.B, 25.38%, 9/14/26 .... 313 233
L1708413.UP.FTS.B, 25.44%, 9/14/26 .... 1,192 12
L1709050.UP.FTS.B, 25.44%, 9/14/26 .... 2,626 2,607
L1712014.UP.FTS.B, 25.46%, 9/14/26 .... 1,488 1,478
FW1707014.UP.FTS.B, 25.47%, 9/14/26 .. 12,538 263
L1710375.UP.FTS.B, 25.49%, 9/14/26 .... 1,749 1,737
L1707815.UP.FTS.B, 25.5%, 9/14/26 .... 6,203 6,156
L1682631.UP.FTS.B, 25.57%, 9/14/26 .... 46,350 512
FW1712366.UP.FTS.B, 25.67%, 9/14/26 .. 2,720 1,619
L1709036.UP.FTS.B, 25.69%, 9/14/26 .... 6,169 911
L1711582.UP.FTS.B, 25.87%, 9/14/26 .... 23,108 22,902
L1712466.UP.FTS.B, 25.9%, 9/14/26 .... 2,837 16
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1709668.UP.FTS.B, 25.91%, 9/14/26 .... $ 1,315 $ 1,295
L1708800.UP.FTS.B, 25.93%, 9/14/26 .... 4,208 4,179
L1711668.UP.FTS.B, 26.18%, 9/14/26 .... 4,124 4,095
L1704675.UP.FTS.B, 26.55%, 9/14/26 .... 5,967 1,740
L1708367.UP.FTS.B, 26.76%, 9/14/26 .... 2,860 2,837
FW1711990.UP.FTS.B, 26.83%, 9/14/26 .. 8,090 8,033
FW1711419.UP.FTS.B, 27.05%, 9/14/26 .. 3,333 973
FW1712397.UP.FTS.B, 27.52%, 9/14/26 .. 2,644 2,625
FW1711280.UP.FTS.B, 28.58%, 9/14/26 .. 18,726 18,579
FW1712164.UP.FTS.B, 28.97%, 9/14/26 .. 3,097 3,075
FW1712431.UP.FTS.B, 29.12%, 9/14/26 .. 2,657 2,638
FW1711078.UP.FTS.B, 29.28%, 9/14/26 .. 3,664 539
FW1701558.UP.FTS.B, 29.38%, 9/14/26 .. 10,625 10,549
FW1708838.UP.FTS.B, 29.45%, 9/14/26 .. 905 63
FW1711953.UP.FTS.B, 29.73%, 9/14/26 .. 2,273 654
FW1711740.UP.FTS.B, 29.78%, 9/14/26 .. 12,277 149
FW1709270.UP.FTS.B, 29.95%, 9/14/26 .. 4,797 4,763
FW1711943.UP.FTS.B, 30.23%, 9/14/26 .. 4,473 4,437
FW1711057.UP.FTS.B, 30.36%, 9/14/26 .. 1,661 116
FW1709895.UP.FTS.B, 30.37%, 9/14/26 .. 3,574 19
FW1709566.UP.FTS.B, 30.55%, 9/14/26 .. 1,528 108
FW1708159.UP.FTS.B, 30.6%, 9/14/26 ... 1,684 1,668
FW1710725.UP.FTS.B, 30.72%, 9/14/26 .. 2,819 2,790
FW1712184.UP.FTS.B, 30.77%, 9/14/26 .. 5,105 5,064
FW1708283.UP.FTS.B, 30.95%, 9/14/26 .. 3,563 3,538
FW1709045.UP.FTS.B, 31.04%, 9/14/26 .. 2,673 2,654
FW1711778.UP.FTS.B, 31.18%, 9/14/26 .. 2,942 2,921
FW1709334.UP.FTS.B, 31.22%, 9/14/26 .. 1,548 451
FW1709206.UP.FTS.B, 31.24%, 9/14/26 .. 1,248 1,239
FW1709237.UP.FTS.B, 31.24%, 9/14/26 .. 4,458 4,426
FW1687516.UP.FTS.B, 31.34%, 9/14/26 .. 27,090 26,851
FW1712567.UP.FTS.B, 31.44%, 9/14/26 .. 2,587 2,569
FW1711131.UP.FTS.B, 31.51%, 9/14/26 .. 1,998 1,982
FW1708209.UP.FTS.B, 31.55%, 9/14/26 .. 6,251 6,198
FW1708897.UP.FTS.B, 32.27%, 9/14/26 .. 2,611 2,591
FW1709995.UP.FTS.B, 32.33%, 9/14/26 .. 13,146 3,835
FW1705277.UP.FTS.B, 32.78%, 9/14/26 .. 38,663 11,313
FW1707590.UP.FTS.B, 32.85%, 9/14/26 .. 4,312 4,275
L1873953.UP.FTS.B, 6.89%, 10/18/26 .... 41,279 40,975
FW1872946.UP.FTS.B, 7.02%, 10/18/26 .. 5,375 5,335
FW1873265.UP.FTS.B, 7.52%, 10/18/26 .. 2,486 2,468
L1873658.UP.FTS.B, 8.56%, 10/18/26 .... 30,389 30,169
FW1873694.UP.FTS.B, 8.87%, 10/18/26 .. 1,667 1,655
L1873576.UP.FTS.B, 10.5%, 10/18/26 .... 9,006 8,461
L1871496.UP.FTS.B, 10.72%, 10/18/26 ... 15,545 15,432
L1873797.UP.FTS.B, 10.87%, 10/18/26 ... 4,192 4,154
L1874550.UP.FTS.B, 10.94%, 10/18/26 ... 6,857 6,443
L1873178.UP.FTS.B, 11.12%, 10/18/26 ... 6,649 6,588
L1873001.UP.FTS.B, 11.14%, 10/18/26 ... 6,313 6,255
L1872155.UP.FTS.B, 11.36%, 10/18/26 ... 1,659 1,642
L1873842.UP.FTS.B, 11.7%, 10/18/26 .... 14,680 14,545
L1873090.UP.FTS.B, 11.9%, 10/18/26 .... 1,267 1,254
L1873798.UP.FTS.B, 12.44%, 10/18/26 ... 3,385 3,354
L1873392.UP.FTS.B, 12.58%, 10/18/26 ... 10,838 10,739
L1874099.UP.FTS.B, 12.59%, 10/18/26 ... 15,216 15,077
L1873896.UP.FTS.B, 12.61%, 10/18/26 ... 4,658 4,613
L1873977.UP.FTS.B, 12.66%, 10/18/26 ... 10,738 10,640
L1872876.UP.FTS.B, 13.07%, 10/18/26 ... 2,121 2,102

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
160
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1874284.UP.FTS.B, 13.39%, 10/18/26 ... $ 6,795 $ 6,734
L1873391.UP.FTS.B, 13.44%, 10/18/26 ... 8,496 8,419
L1873434.UP.FTS.B, 13.54%, 10/18/26 ... 2,541 2,518
FW1873975.UP.FTS.B, 13.55%, 10/18/26 . 5,525 5,475
L1862693.UP.FTS.B, 13.59%, 10/18/26 ... 6,933 6,515
FW1874302.UP.FTS.B, 13.81%, 10/18/26 . 42,449 42,064
L1873174.UP.FTS.B, 13.86%, 10/18/26 ... 13,983 13,839
L1874369.UP.FTS.B, 14.32%, 10/18/26 ... 6,796 6,712
L1874287.UP.FTS.B, 14.37%, 10/18/26 ... 13,645 13,517
FW1874328.UP.FTS.B, 14.8%, 10/18/26 .. 8,542 8,431
L1860167.UP.FTS.B, 14.86%, 10/18/26 ... 1,452 1,435
L1873885.UP.FTS.B, 15.48%, 10/18/26 ... 16,271 16,119
L1874280.UP.FTS.B, 15.62%, 10/18/26 ... 26,253 24,669
L1873194.UP.FTS.B, 15.66%, 10/18/26 ... 2,174 2,154
L1873835.UP.FTS.B, 15.93%, 10/18/26 ... 8,578 8,474
L1873166.UP.FTS.B, 16.01%, 10/18/26 ... 17,162 16,942
L1872550.UP.FTS.B, 16.04%, 10/18/26 ... 4,291 4,236
L1872814.UP.FTS.B, 16.38%, 10/18/26 ... 12,853 12,695
L1874290.UP.FTS.B, 16.39%, 10/18/26 ... 2,926 2,898
L1873320.UP.FTS.B, 16.64%, 10/18/26 ... 1,720 1,699
L1873808.UP.FTS.B, 16.88%, 10/18/26 ... 4,735 4,666
L1874262.UP.FTS.B, 17.04%, 10/18/26 ... 5,598 5,523
L1873419.UP.FTS.B, 17.21%, 10/18/26 ... 4,310 4,255
L1873707.UP.FTS.B, 17.21%, 10/18/26 ... 10,346 10,214
L1874383.UP.FTS.B, 17.27%, 10/18/26 ... 7,931 7,816
L1873745.UP.FTS.B, 17.46%, 10/18/26 ... 8,624 8,499
FW1869707.UP.FTS.B, 17.52%, 10/18/26 . 12,944 12,756
FW1874259.UP.FTS.B, 17.55%, 10/18/26 . 28,222 27,862
FW1873390.UP.FTS.B, 17.6%, 10/18/26 .. 10,358 10,207
L1873345.UP.FTS.B, 17.63%, 10/18/26 ... 5,174 5,099
FW1874335.UP.FTS.B, 17.64%, 10/18/26 . 34,671 34,359
L1874163.UP.FTS.B, 17.64%, 10/18/26 ... 6,026 5,938
FW1874438.UP.FTS.B, 18.01%, 10/18/26 . 5,815 5,576
L1868602.UP.FTS.B, 18.18%, 10/18/26 ... 3,027 2,983
L1873867.UP.FTS.B, 18.28%, 10/18/26 ... 15,154 1,095
L1872889.UP.FTS.B, 18.38%, 10/18/26 ... 17,401 17,138
FW1873109.UP.FTS.B, 18.49%, 10/18/26 . 8,227 8,107
L1872957.UP.FTS.B, 18.56%, 10/18/26 ... 11,159 10,992
L1874018.UP.FTS.B, 18.78%, 10/18/26 ... 4,900 719
L1874471.UP.FTS.B, 18.86%, 10/18/26 ... 1,198 1,178
L1872626.UP.FTS.B, 19.06%, 10/18/26 ... 6,248 6,157
L1873648.UP.FTS.B, 19.32%, 10/18/26 ... 3,910 3,849
L1873350.UP.FTS.B, 19.42%, 10/18/26 ... 10,125 9,970
FW1874119.UP.FTS.B, 19.46%, 10/18/26 . 13,035 12,835
L1873155.UP.FTS.B, 19.56%, 10/18/26 ... 2,871 2,827
L1873356.UP.FTS.B, 19.63%, 10/18/26 ... 1,478 1,467
L1873176.UP.FTS.B, 19.77%, 10/18/26 ... 13,050 12,949
FW1873722.UP.FTS.B, 19.81%, 10/18/26 . 6,090 6,002
L1872983.UP.FTS.B, 19.88%, 10/18/26 ... 5,299 4,975
FW1873856.UP.FTS.B, 20.15%, 10/18/26 . 5,227 5,147
L1874118.UP.FTS.B, 20.23%, 10/18/26 ... 30,309 4,581
L1873825.UP.FTS.B, 20.43%, 10/18/26 ... 43,597 43,323
L1873221.UP.FTS.B, 20.79%, 10/18/26 ... 1,746 1,719
L1873225.UP.FTS.B, 21.05%, 10/18/26 ... 6,370 959
L1872967.UP.FTS.B, 21.07%, 10/18/26 ... 5,665 5,629
L1866820.UP.FTS.B, 21.37%, 10/18/26 ... 21,869 21,701
L1874536.UP.FTS.B, 21.47%, 10/18/26 ... 4,788 4,499
L1870017.UP.FTS.B, 21.59%, 10/18/26 ... 5,432 1,570
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1873820.UP.FTS.B, 21.93%, 10/18/26 ... $ 2,980 $ 2,957
L1872738.UP.FTS.B, 21.97%, 10/18/26 ... 1,315 1,305
L1872849.UP.FTS.B, 21.97%, 10/18/26 ... 2,080 2,046
L1873278.UP.FTS.B, 21.98%, 10/18/26 ... 5,171 5,139
L1873489.UP.FTS.B, 22.12%, 10/18/26 ... 13,155 13,054
L1872778.UP.FTS.B, 22.26%, 10/18/26 ... 3,536 3,355
L1872381.UP.FTS.B, 22.4%, 10/18/26 .... 2,194 2,181
L1872881.UP.FTS.B, 22.46%, 10/18/26 ... 33,688 33,414
L1872904.UP.FTS.B, 22.48%, 10/18/26 ... 4,390 4,356
L1873504.UP.FTS.B, 22.55%, 10/18/26 ... 1,169 1,159
L1874352.UP.FTS.B, 22.6%, 10/18/26 .... 28,722 28,542
L1874034.UP.FTS.B, 22.67%, 10/18/26 ... 1,933 1,918
L1873496.UP.FTS.B, 22.72%, 10/18/26 ... 14,631 13,872
FW1873464.UP.FTS.B, 22.91%, 10/18/26 . 2,638 2,621
L1873741.UP.FTS.B, 22.96%, 10/18/26 ... 1,486 1,476
FW1873716.UP.FTS.B, 23.2%, 10/18/26 .. 5,462 5,420
L1873047.UP.FTS.B, 23.35%, 10/18/26 ... 4,793 343
L1874467.UP.FTS.B, 23.73%, 10/18/26 ... 15,985 2,404
L1873651.UP.FTS.B, 23.74%, 10/18/26 ... 7,833 7,783
L1873307.UP.FTS.B, 23.79%, 10/18/26 ... 1,323 1,314
L1873349.UP.FTS.B, 23.8%, 10/18/26 .... 1,697 1,683
L1872931.UP.FTS.B, 23.85%, 10/18/26 ... 4,410 4,376
L1873067.UP.FTS.B, 23.95%, 10/18/26 ... 9,611 686
L1873492.UP.FTS.B, 23.95%, 10/18/26 ... 15,378 15,278
L1874063.UP.FTS.B, 24.01%, 10/18/26 ... 6,177 6,138
L1873180.UP.FTS.B, 24.02%, 10/18/26 ... 882 877
L1872601.UP.FTS.B, 24.04%, 10/18/26 ... 4,414 4,380
L1838915.UP.FTS.B, 24.09%, 10/18/26 ... 22,066 21,898
L1873408.UP.FTS.B, 24.34%, 10/18/26 ... 2,650 2,630
L1874373.UP.FTS.B, 24.41%, 10/18/26 ... 1,304 197
FW1873441.UP.FTS.B, 24.5%, 10/18/26 .. 9,776 9,705
L1872511.UP.FTS.B, 24.58%, 10/18/26 ... 6,910 492
L1873660.UP.FTS.B, 24.58%, 10/18/26 ... 9,527 684
L1873696.UP.FTS.B, 24.62%, 10/18/26 ... 4,075 1,189
L1870381.UP.FTS.B, 24.72%, 10/18/26 ... 6,134 6,093
L1873373.UP.FTS.B, 24.83%, 10/18/26 ... 4,427 4,393
L1868887.UP.FTS.B, 24.97%, 10/18/26 ... 13,084 12,990
L1872882.UP.FTS.B, 24.99%, 10/18/26 ... 2,213 2,199
L1873659.UP.FTS.B, 25.01%, 10/18/26 ... 1,283 91
L1872784.UP.FTS.B, 25.04%, 10/18/26 ... 5,755 5,711
L1874475.UP.FTS.B, 25.04%, 10/18/26 ... 2,036 2,021
L1873877.UP.FTS.B, 25.05%, 10/18/26 ... 3,988 3,957
L1874065.UP.FTS.B, 25.09%, 10/18/26 ... 8,589 8,535
L1872998.UP.FTS.B, 25.1%, 10/18/26 .... 886 872
FW1874269.UP.FTS.B, 25.11%, 10/18/26 . 4,427 4,400
L1873308.UP.FTS.B, 25.11%, 10/18/26 ... 1,379 1,356
L1872896.UP.FTS.B, 25.12%, 10/18/26 ... 13,823 13,109
L1873304.UP.FTS.B, 25.15%, 10/18/26 ... 1,525 1,445
L1873657.UP.FTS.B, 25.16%, 10/18/26 ... 7,251 6,870
FW1873516.UP.FTS.B, 25.23%, 10/18/26 . 13,353 13,256
L1872941.UP.FTS.B, 25.23%, 10/18/26 ... 1,417 1,408
FW1872050.UP.FTS.B, 25.29%, 10/18/26 . 3,541 3,518
FW1873077.UP.FTS.B, 25.29%, 10/18/26 . 2,658 2,641
L1870436.UP.FTS.B, 25.29%, 10/18/26 ... 2,481 2,465
L1872920.UP.FTS.B, 25.29%, 10/18/26 ... 2,805 816
L1874211.UP.FTS.B, 25.29%, 10/18/26 ... 917 138
L1873438.UP.FTS.B, 25.33%, 10/18/26 ... 1,145 1,138
L1873627.UP.FTS.B, 25.33%, 10/18/26 ... 850 843

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
161
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1805232.UP.FTS.B, 25.36%, 10/18/26 ... $ 4,874 $ 4,837
L1872764.UP.FTS.B, 25.4%, 10/18/26 .... 1,330 1,320
L1869327.UP.FTS.B, 25.42%, 10/18/26 ... 2,660 2,640
L1872094.UP.FTS.B, 25.42%, 10/18/26 ... 3,545 3,523
L1873079.UP.FTS.B, 25.43%, 10/18/26 ... 1,257 1,246
L1873235.UP.FTS.B, 25.45%, 10/18/26 ... 5,833 5,796
L1874416.UP.FTS.B, 25.46%, 10/18/26 ... 26,531 26,362
L1873049.UP.FTS.B, 25.47%, 10/18/26 ... 4,344 4,311
L1874151.UP.FTS.B, 25.48%, 10/18/26 ... 975 969
L1873818.UP.FTS.B, 25.5%, 10/18/26 .... 1,723 (13)
L1874395.UP.FTS.B, 25.5%, 10/18/26 .... 7,322 2,142
FW1874455.UP.FTS.B, 25.58%, 10/18/26 . 13,763 2,068
L1873873.UP.FTS.B, 25.66%, 10/18/26 ... 5,492 393
L1873528.UP.FTS.B, 25.71%, 10/18/26 ... 6,565 6,524
L1874370.UP.FTS.B, 25.71%, 10/18/26 ... 4,762 4,730
L1873151.UP.FTS.B, 25.86%, 10/18/26 ... 1,962 1,943
L1874250.UP.FTS.B, 25.87%, 10/18/26 ... 9,473 9,400
L1874041.UP.FTS.B, 26.01%, 10/18/26 ... 6,646 6,598
FW1874338.UP.FTS.B, 26.12%, 10/18/26 . 8,990 8,524
L1870887.UP.FTS.B, 26.18%, 10/18/26 ... 1,510 1,501
L1872603.UP.FTS.B, 26.26%, 10/18/26 ... 5,637 1,643
L1874047.UP.FTS.B, 26.3%, 10/18/26 .... 889 883
FW1872913.UP.FTS.B, 26.55%, 10/18/26 . 11,382 813
FW1873971.UP.FTS.B, 26.57%, 10/18/26 . 5,631 398
FW1874080.UP.FTS.B, 26.63%, 10/18/26 . 1,748 1,735
FW1873253.UP.FTS.B, 26.73%, 10/18/26 . 4,568 685
FW1874049.UP.FTS.B, 26.74%, 10/18/26 . 9,139 8,663
FW1872024.UP.FTS.B, 27.02%, 10/18/26 . 3,148 13
FW1874429.UP.FTS.B, 27.19%, 10/18/26 . 3,427 3,248
FW1873145.UP.FTS.B, 27.24%, 10/18/26 . 8,856 8,797
L1873149.UP.FTS.B, 27.32%, 10/18/26 ... 5,575 845
FW1874152.UP.FTS.B, 27.49%, 10/18/26 . 9,116 2,663
FW1873640.UP.FTS.B, 27.67%, 10/18/26 . 31,605 29,958
FW1874252.UP.FTS.B, 27.67%, 10/18/26 . 7,140 7,095
FW1873344.UP.FTS.B, 27.72%, 10/18/26 . 12,496 12,419
FW1874126.UP.FTS.B, 27.94%, 10/18/26 . 4,406 4,374
FW1873866.UP.FTS.B, 28.25%, 10/18/26 . 886 880
FW1872622.UP.FTS.B, 28.59%, 10/18/26 . 2,676 2,658
FW1873950.UP.FTS.B, 28.68%, 10/18/26 . 2,014 1,909
FW1874206.UP.FTS.B, 28.74%, 10/18/26 . 2,473 175
FW1874321.UP.FTS.B, 28.99%, 10/18/26 . 1,434 1,423
FW1874251.UP.FTS.B, 29.26%, 10/18/26 . 4,484 4,451
FW1874208.UP.FTS.B, 29.47%, 10/18/26 . 3,140 3,121
FW1873452.UP.FTS.B, 29.54%, 10/18/26 . 5,863 5,771
FW1860558.UP.FTS.B, 29.76%, 10/18/26 . 5,260 4,992
FW1873160.UP.FTS.B, 30.04%, 10/18/26 . 2,028 2,012
FW1874215.UP.FTS.B, 30.05%, 10/18/26 . 15,816 15,718
FW1874445.UP.FTS.B, 30.14%, 10/18/26 . 3,596 3,569
FW1873788.UP.FTS.B, 30.2%, 10/18/26 .. 4,589 4,354
FW1869470.UP.FTS.B, 30.44%, 10/18/26 . 1,907 135
FW1873268.UP.FTS.B, 30.52%, 10/18/26 . 1,620 1,608
FW1872558.UP.FTS.B, 30.55%, 10/18/26 . 1,170 1,163
FW1872779.UP.FTS.B, 30.59%, 10/18/26 . 1,793 1,736
FW1873577.UP.FTS.B, 30.59%, 10/18/26 . 5,400 5,367
FW1872937.UP.FTS.B, 30.6%, 10/18/26 .. 3,587 3,564
FW1872183.UP.FTS.B, 30.61%, 10/18/26 . 910 863
FW1873256.UP.FTS.B, 30.68%, 10/18/26 . 1,669 250
FW1872032.UP.FTS.B, 30.69%, 10/18/26 . 1,209 84
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1873026.UP.FTS.B, 30.69%, 10/18/26 . $ 619 $ 610
FW1873917.UP.FTS.B, 30.73%, 10/18/26 . 1,170 1,163
FW1873110.UP.FTS.B, 30.82%, 10/18/26 . 3,783 3,759
FW1873983.UP.FTS.B, 30.83%, 10/18/26 . 2,073 2,057
FW1873629.UP.FTS.B, 30.84%, 10/18/26 . 3,263 (27)
FW1873543.UP.FTS.B, 30.85%, 10/18/26 . 5,849 5,800
FW1873168.UP.FTS.B, 30.88%, 10/18/26 . 3,333 3,308
FW1873196.UP.FTS.B, 30.96%, 10/18/26 . 7,115 (51)
FW1865333.UP.FTS.B, 31%, 10/18/26 ... 2,759 811
FW1873018.UP.FTS.B, 31%, 10/18/26 ... 991 985
FW1874190.UP.FTS.B, 31.02%, 10/18/26 . 17,062 16,941
FW1873583.UP.FTS.B, 31.05%, 10/18/26 . 1,172 1,163
FW1874435.UP.FTS.B, 31.05%, 10/18/26 . 1,622 1,610
FW1873245.UP.FTS.B, 31.06%, 10/18/26 . 1,262 1,252
FW1873234.UP.FTS.B, 31.11%, 10/18/26 . 3,952 3,927
FW1873980.UP.FTS.B, 31.12%, 10/18/26 . 2,195 2,179
FW1873675.UP.FTS.B, 31.14%, 10/18/26 . 20,227 20,031
FW1873932.UP.FTS.B, 31.15%, 10/18/26 . 3,132 926
FW1860483.UP.FTS.B, 31.16%, 10/18/26 . 5,292 793
FW1874112.UP.FTS.B, 31.18%, 10/18/26 . 4,418 4,385
FW1873036.UP.FTS.B, 31.2%, 10/18/26 .. 2,886 2,864
FW1872735.UP.FTS.B, 31.24%, 10/18/26 . 7,471 519
FW1874120.UP.FTS.B, 31.52%, 10/18/26 . 3,448 3,399
FW1872966.UP.FTS.B, 31.83%, 10/18/26 . 4,154 4,128
FW1872975.UP.FTS.B, 32.03%, 10/18/26 . 2,801 2,780
FW2008579.UP.FTS.B, 5.93%, 11/09/26 .. 41,882 41,657
L2010047.UP.FTS.B, 7.23%, 11/09/26 .... 8,405 8,341
L2005604.UP.FTS.B, 7.24%, 11/09/26 .... 20,220 20,067
L1947969.UP.FTS.B, 8.25%, 11/09/26 .... 2,622 2,603
L2004931.UP.FTS.B, 8.92%, 11/09/26 .... 16,115 15,996
FW2005584.UP.FTS.B, 8.98%, 11/09/26 .. 13,574 13,474
L2009940.UP.FTS.B, 9.06%, 11/09/26 .... 28,852 28,640
L2009771.UP.FTS.B, 9.73%, 11/09/26 .... 4,254 4,212
L2010120.UP.FTS.B, 9.74%, 11/09/26 .... 17,017 16,893
L1982018.UP.FTS.B, 9.85%, 11/09/26 .... 4,256 4,225
L2005005.UP.FTS.B, 9.85%, 11/09/26 .... 16,984 16,813
L2007402.UP.FTS.B, 10.3%, 11/09/26 .... 8,517 8,456
L2008329.UP.FTS.B, 10.3%, 11/09/26 .... 5,116 5,079
L2008701.UP.FTS.B, 10.48%, 11/09/26 ... 5,809 5,749
L2009188.UP.FTS.B, 10.68%, 11/09/26 ... 22,465 22,234
L2008677.UP.FTS.B, 10.77%, 11/09/26 ... 8,523 8,438
L2009665.UP.FTS.B, 10.88%, 11/09/26 ... 7,264 7,192
L2008105.UP.FTS.B, 10.89%, 11/09/26 ... 23,064 22,767
L2006261.UP.FTS.B, 10.9%, 11/09/26 .... 4,700 4,654
L2008894.UP.FTS.B, 11.02%, 11/09/26 ... 5,130 5,080
L2009417.UP.FTS.B, 11.04%, 11/09/26 ... 4,167 4,124
L2004983.UP.FTS.B, 11.09%, 11/09/26 ... 20,893 20,740
L2010138.UP.FTS.B, 11.14%, 11/09/26 ... 17,108 16,940
L2009190.UP.FTS.B, 11.31%, 11/09/26 ... 17,014 16,845
FW2004999.UP.FTS.B, 11.35%, 11/09/26 . 6,961 3,663
L2006518.UP.FTS.B, 11.38%, 11/09/26 ... 2,914 2,884
L1977043.UP.FTS.B, 11.43%, 11/09/26 ... 4,624 4,579
FW2006974.UP.FTS.B, 11.44%, 11/09/26 . 10,704 10,599
FW2007489.UP.FTS.B, 11.63%, 11/09/26 . 6,034 5,974
L2005122.UP.FTS.B, 12.01%, 11/09/26 ... 7,071 7,001
L2008088.UP.FTS.B, 12.1%, 11/09/26 .... 9,014 8,926
L2007707.UP.FTS.B, 12.19%, 11/09/26 ... 12,810 12,684
L2005904.UP.FTS.B, 12.3%, 11/09/26 .... 2,234 2,218

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
162
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2006131.UP.FTS.B, 12.37%, 11/09/26 ... $ 17,617 $ 17,445
L1991534.UP.FTS.B, 12.48%, 11/09/26 ... 5,590 5,530
L2005066.UP.FTS.B, 12.51%, 11/09/26 ... 12,896 12,771
L2007649.UP.FTS.B, 12.88%, 11/09/26 ... 8,610 8,526
FW2009636.UP.FTS.B, 13.06%, 11/09/26 . 5,169 5,119
L2009536.UP.FTS.B, 13.07%, 11/09/26 ... 5,169 5,119
L2009639.UP.FTS.B, 13.58%, 11/09/26 ... 12,947 12,823
L2009960.UP.FTS.B, 13.6%, 11/09/26 .... 2,629 1,384
FW2004957.UP.FTS.B, 13.66%, 11/09/26 . 2,158 2,138
L2006397.UP.FTS.B, 13.66%, 11/09/26 ... 8,634 8,551
L2008524.UP.FTS.B, 14.03%, 11/09/26 ... 17,220 17,054
L2008113.UP.FTS.B, 14.06%, 11/09/26 ... 18,589 18,411
L2009683.UP.FTS.B, 14.08%, 11/09/26 ... 5,196 5,145
L2009362.UP.FTS.B, 14.1%, 11/09/26 .... 4,324 4,282
FW2007197.UP.FTS.B, 14.12%, 11/09/26 . 1,730 1,713
FW2007818.UP.FTS.B, 14.38%, 11/09/26 . 23,963 1,739
L2008435.UP.FTS.B, 14.4%, 11/09/26 .... 6,496 6,432
L2009234.UP.FTS.B, 14.43%, 11/09/26 ... 12,986 12,862
L2004932.UP.FTS.B, 14.45%, 11/09/26 ... 10,311 10,213
L2008618.UP.FTS.B, 14.73%, 11/09/26 ... 5,200 5,150
L2009287.UP.FTS.B, 14.91%, 11/09/26 ... 5,030 4,982
L2006623.UP.FTS.B, 15.18%, 11/09/26 ... 9,602 9,468
FW2009310.UP.FTS.B, 15.19%, 11/09/26 . 4,210 4,168
L2004642.UP.FTS.B, 15.31%, 11/09/26 ... 9,199 9,112
L2009277.UP.FTS.B, 15.37%, 11/09/26 ... 8,550 8,431
L2008691.UP.FTS.B, 15.38%, 11/09/26 ... 4,343 4,302
L2008772.UP.FTS.B, 15.55%, 11/09/26 ... 8,691 8,573
L2008089.UP.FTS.B, 15.65%, 11/09/26 ... 4,347 4,288
L2007900.UP.FTS.B, 15.91%, 11/09/26 ... 2,611 2,575
L2009243.UP.FTS.B, 15.94%, 11/09/26 ... 8,703 8,585
FW2006940.UP.FTS.B, 15.96%, 11/09/26 . 2,731 2,683
FW1985810.UP.FTS.B, 16.01%, 11/09/26 . 8,833 4,892
FW2006699.UP.FTS.B, 16.1%, 11/09/26 .. 8,709 8,627
L2005019.UP.FTS.B, 16.29%, 11/09/26 ... 9,588 9,453
L2009814.UP.FTS.B, 16.29%, 11/09/26 ... 8,713 8,632
L2006713.UP.FTS.B, 16.47%, 11/09/26 ... 10,463 10,365
L2009219.UP.FTS.B, 16.5%, 11/09/26 .... 21,618 21,321
FW2010280.UP.FTS.B, 16.52%, 11/09/26 . 13,953 13,764
L2009783.UP.FTS.B, 16.53%, 11/09/26 ... 1,269 1,257
FW2010216.UP.FTS.B, 16.55%, 11/09/26 . 7,845 7,772
L2009879.UP.FTS.B, 16.56%, 11/09/26 ... 8,676 8,594
L2008001.UP.FTS.B, 16.67%, 11/09/26 ... 13,087 12,965
L2009464.UP.FTS.B, 16.7%, 11/09/26 .... 17,684 4,735
L2006903.UP.FTS.B, 16.71%, 11/09/26 ... 6,977 6,883
FW2009372.UP.FTS.B, 16.77%, 11/09/26 . 13,091 12,915
L2010173.UP.FTS.B, 16.8%, 11/09/26 .... 6,983 6,889
L2009631.UP.FTS.B, 16.91%, 11/09/26 ... 6,082 5,999
L2005313.UP.FTS.B, 17.04%, 11/09/26 ... 43,464 42,873
L2008272.UP.FTS.B, 17.06%, 11/09/26 ... 17,473 17,238
L2008918.UP.FTS.B, 17.09%, 11/09/26 ... 6,465 6,378
FW2008938.UP.FTS.B, 17.12%, 11/09/26 . 6,942 6,847
L2005207.UP.FTS.B, 17.16%, 11/09/26 ... 10,487 10,345
L2007404.UP.FTS.B, 17.35%, 11/09/26 ... 3,935 3,899
L2006868.UP.FTS.B, 17.53%, 11/09/26 ... 14,937 2,092
FW2008501.UP.FTS.B, 17.65%, 11/09/26 . 9,340 673
FW2003971.UP.FTS.B, 17.71%, 11/09/26 . 24,077 23,754
L2005978.UP.FTS.B, 17.84%, 11/09/26 ... 3,412 3,364
L2006918.UP.FTS.B, 18.03%, 11/09/26 ... 29,448 28,964
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2008937.UP.FTS.B, 18.22%, 11/09/26 ... $ 5,262 $ 5,192
L2008467.UP.FTS.B, 18.23%, 11/09/26 ... 8,773 8,656
L2009319.UP.FTS.B, 18.37%, 11/09/26 ... 1,492 1,472
FW2005538.UP.FTS.B, 18.4%, 11/09/26 .. 5,246 5,159
L2009332.UP.FTS.B, 18.58%, 11/09/26 ... 2,191 2,155
FW2005908.UP.FTS.B, 18.71%, 11/09/26 . 3,953 3,888
L2006524.UP.FTS.B, 18.79%, 11/09/26 ... 4,394 4,322
FW2009511.UP.FTS.B, 18.82%, 11/09/26 . 5,272 5,186
L2007568.UP.FTS.B, 18.85%, 11/09/26 ... 2,672 1,481
L2006460.UP.FTS.B, 18.86%, 11/09/26 ... 3,097 3,055
FW2002309.UP.FTS.B, 18.9%, 11/09/26 .. 1,934 1,908
L2006384.UP.FTS.B, 18.95%, 11/09/26 ... 9,524 9,393
L2004618.UP.FTS.B, 18.96%, 11/09/26 ... 5,275 5,188
L2007966.UP.FTS.B, 18.98%, 11/09/26 ... 1,758 1,730
L2007377.UP.FTS.B, 19.06%, 11/09/26 ... 14,950 14,751
FW2009189.UP.FTS.B, 19.33%, 11/09/26 . 5,815 5,747
L2009757.UP.FTS.B, 19.37%, 11/09/26 ... 36,970 36,366
L2005634.UP.FTS.B, 19.48%, 11/09/26 ... 4,432 4,358
L2006942.UP.FTS.B, 19.57%, 11/09/26 ... 14,021 993
L2010300.UP.FTS.B, 19.58%, 11/09/26 ... 881 866
L2003306.UP.FTS.B, 19.59%, 11/09/26 ... 20,349 20,079
FW2008197.UP.FTS.B, 19.77%, 11/09/26 . 17,865 10,544
L2008422.UP.FTS.B, 19.84%, 11/09/26 ... 4,849 4,770
FW2006347.UP.FTS.B, 19.88%, 11/09/26 . 5,852 3,247
L2005543.UP.FTS.B, 19.91%, 11/09/26 ... 2,204 156
L1983361.UP.FTS.B, 20.01%, 11/09/26 ... 8,063 585
L2006201.UP.FTS.B, 20.05%, 11/09/26 ... 22,271 21,904
L2007782.UP.FTS.B, 20.17%, 11/09/26 ... 10,590 10,418
L2007099.UP.FTS.B, 20.26%, 11/09/26 ... 29,453 29,184
L2009922.UP.FTS.B, 20.26%, 11/09/26 ... 3,443 3,387
L2008551.UP.FTS.B, 20.27%, 11/09/26 ... 19,068 18,898
FW2008378.UP.FTS.B, 20.35%, 11/09/26 . 717 706
L2008219.UP.FTS.B, 20.5%, 11/09/26 .... 1,601 1,572
L2009017.UP.FTS.B, 20.52%, 11/09/26 ... 6,133 1,658
L2009434.UP.FTS.B, 20.62%, 11/09/26 ... 1,768 1,739
L2006982.UP.FTS.B, 20.66%, 11/09/26 ... 4,419 4,380
L2009697.UP.FTS.B, 20.69%, 11/09/26 ... 4,420 4,348
FW2004995.UP.FTS.B, 21%, 11/09/26 ... 5,132 5,049
FW2007433.UP.FTS.B, 21.02%, 11/09/26 . 6,636 6,578
FW2009325.UP.FTS.B, 21.04%, 11/09/26 . 5,664 5,572
FW2006513.UP.FTS.B, 21.09%, 11/09/26 . 1,773 1,743
FW2008076.UP.FTS.B, 21.13%, 11/09/26 . 2,213 2,177
L2005679.UP.FTS.B, 21.2%, 11/09/26 .... 22,134 21,843
L2007766.UP.FTS.B, 21.29%, 11/09/26 ... 3,289 236
L2009584.UP.FTS.B, 21.3%, 11/09/26 .... 10,073 9,982
L2006375.UP.FTS.B, 21.38%, 11/09/26 ... 3,553 3,518
L2008251.UP.FTS.B, 21.4%, 11/09/26 .... 4,429 4,358
FW2004906.UP.FTS.B, 21.42%, 11/09/26 . 11,382 11,192
FW2006624.UP.FTS.B, 21.63%, 11/09/26 . 37,898 1,399
FW2008069.UP.FTS.B, 21.82%, 11/09/26 . 9,669 9,584
L2009406.UP.FTS.B, 21.82%, 11/09/26 ... 4,081 4,045
L2009250.UP.FTS.B, 21.88%, 11/09/26 ... 3,857 1,093
L2007361.UP.FTS.B, 21.89%, 11/09/26 ... 3,777 3,731
L2008476.UP.FTS.B, 21.9%, 11/09/26 .... 13,397 13,181
L2008942.UP.FTS.B, 21.92%, 11/09/26 ... 3,001 857
L2004302.UP.FTS.B, 21.93%, 11/09/26 ... 2,840 2,814
L2008042.UP.FTS.B, 22%, 11/09/26 ..... 9,319 9,168
L2009653.UP.FTS.B, 22.08%, 11/09/26 ... 883 869

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
163
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2005261.UP.FTS.B, 22.11%, 11/09/26 ... $ 8,607 $ 8,520
L2009041.UP.FTS.B, 22.15%, 11/09/26 ... 8,836 5,246
FW2009886.UP.FTS.B, 22.16%, 11/09/26 . 3,552 3,494
L2009468.UP.FTS.B, 22.18%, 11/09/26 ... 11,544 11,442
L2009034.UP.FTS.B, 22.22%, 11/09/26 ... 6,201 6,146
FW2009198.UP.FTS.B, 22.28%, 11/09/26 . 900 532
L2005434.UP.FTS.B, 22.32%, 11/09/26 ... 1,798 1,781
L2008599.UP.FTS.B, 22.35%, 11/09/26 ... 1,777 1,748
L2004674.UP.FTS.B, 22.44%, 11/09/26 ... 7,793 7,717
FW1986141.UP.FTS.B, 22.72%, 11/09/26 . 5,694 412
FW2009282.UP.FTS.B, 22.76%, 11/09/26 . 5,728 412
L2007307.UP.FTS.B, 22.83%, 11/09/26 ... 4,270 4,225
L2008298.UP.FTS.B, 22.83%, 11/09/26 ... 3,223 110
L2008480.UP.FTS.B, 22.94%, 11/09/26 ... 13,351 13,234
L2009304.UP.FTS.B, 23.03%, 11/09/26 ... 3,205 3,163
L2007937.UP.FTS.B, 23.09%, 11/09/26 ... 13,357 13,142
L2007252.UP.FTS.B, 23.46%, 11/09/26 ... 7,488 7,423
L2005478.UP.FTS.B, 23.62%, 11/09/26 ... 16,053 15,913
L2004813.UP.FTS.B, 23.68%, 11/09/26 ... 5,352 5,305
L2009454.UP.FTS.B, 23.92%, 11/09/26 ... 6,696 6,638
FW2009613.UP.FTS.B, 23.97%, 11/09/26 . 11,574 11,471
FW2009403.UP.FTS.B, 24.22%, 11/09/26 . 6,208 6,151
L2007056.UP.FTS.B, 24.37%, 11/09/26 ... 2,157 2,136
FW2009608.UP.FTS.B, 24.41%, 11/09/26 . 18,771 18,608
L2008806.UP.FTS.B, 24.53%, 11/09/26 ... 6,845 4,055
L2006560.UP.FTS.B, 24.67%, 11/09/26 ... 6,382 6,311
L2008130.UP.FTS.B, 24.71%, 11/09/26 ... 1,159 1,140
L2008990.UP.FTS.B, 24.79%, 11/09/26 ... 460 451
L2007154.UP.FTS.B, 24.83%, 11/09/26 ... 3,822 3,787
L2009932.UP.FTS.B, 24.83%, 11/09/26 ... 3,121 3,093
FW2005842.UP.FTS.B, 24.84%, 11/09/26 . 2,366 169
L2006617.UP.FTS.B, 24.88%, 11/09/26 ... 1,290 92
L2008148.UP.FTS.B, 24.89%, 11/09/26 ... 955 69
L2009896.UP.FTS.B, 24.89%, 11/09/26 ... 2,685 2,662
L2010117.UP.FTS.B, 24.96%, 11/09/26 ... 3,581 3,550
FW2006718.UP.FTS.B, 24.97%, 11/09/26 . 4,476 4,438
L2008954.UP.FTS.B, 24.98%, 11/09/26 ... 2,865 206
FW2008266.UP.FTS.B, 25.01%, 11/09/26 . 5,372 5,326
L2008356.UP.FTS.B, 25.02%, 11/09/26 ... 3,396 3,339
L2007001.UP.FTS.B, 25.04%, 11/09/26 ... 1,343 1,322
L2009387.UP.FTS.B, 25.09%, 11/09/26 ... 4,319 4,277
L2006100.UP.FTS.B, 25.1%, 11/09/26 .... 3,311 3,258
L2009837.UP.FTS.B, 25.1%, 11/09/26 .... 1,344 1,332
L2006519.UP.FTS.B, 25.11%, 11/09/26 ... 1,971 1,954
L1992164.UP.FTS.B, 25.12%, 11/09/26 ... 3,045 3,019
L2008646.UP.FTS.B, 25.12%, 11/09/26 ... 1,164 1,154
L2008062.UP.FTS.B, 25.15%, 11/09/26 ... 1,254 1,234
L2005357.UP.FTS.B, 25.2%, 11/09/26 .... 4,479 4,441
L2008993.UP.FTS.B, 25.21%, 11/09/26 ... 8,490 8,415
FW2006444.UP.FTS.B, 25.24%, 11/09/26 . 5,430 3,220
L2005412.UP.FTS.B, 25.25%, 11/09/26 ... 2,313 664
L2009535.UP.FTS.B, 25.27%, 11/09/26 ... 13,878 998
L2009909.UP.FTS.B, 25.28%, 11/09/26 ... 3,798 551
L2009998.UP.FTS.B, 25.28%, 11/09/26 ... 1,075 1,066
L2009595.UP.FTS.B, 25.31%, 11/09/26 ... 3,854 3,792
L2006252.UP.FTS.B, 25.33%, 11/09/26 ... 7,083 7,018
L2005350.UP.FTS.B, 25.34%, 11/09/26 ... 761 (10)
L2007046.UP.FTS.B, 25.34%, 11/09/26 ... 1,613 1,599
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2009941.UP.FTS.B, 25.35%, 11/09/26 . $ 7,466 $ 7,398
L2009460.UP.FTS.B, 25.35%, 11/09/26 ... 2,778 2,754
L2005437.UP.FTS.B, 25.37%, 11/09/26 ... 896 889
L2007369.UP.FTS.B, 25.4%, 11/09/26 .... 1,524 1,511
L2009364.UP.FTS.B, 25.41%, 11/09/26 ... 4,508 4,465
L2009802.UP.FTS.B, 25.42%, 11/09/26 ... 6,823 6,756
L2007026.UP.FTS.B, 25.44%, 11/09/26 ... 1,614 1,600
L2008862.UP.FTS.B, 25.44%, 11/09/26 ... 3,048 3,022
L1976857.UP.FTS.B, 25.45%, 11/09/26 ... 7,172 7,110
L2008185.UP.FTS.B, 25.45%, 11/09/26 ... 3,586 3,555
L2008393.UP.FTS.B, 25.47%, 11/09/26 ... 9,610 9,516
L2005075.UP.FTS.B, 25.48%, 11/09/26 ... 2,051 2,025
L2009842.UP.FTS.B, 25.48%, 11/09/26 ... 2,746 2,716
L2007493.UP.FTS.B, 25.49%, 11/09/26 ... 4,541 1,299
FW2005949.UP.FTS.B, 25.57%, 11/09/26 . 8,072 8,003
FW2009730.UP.FTS.B, 25.57%, 11/09/26 . 13,586 13,462
L2004971.UP.FTS.B, 25.6%, 11/09/26 .... 8,946 8,867
L2005577.UP.FTS.B, 25.63%, 11/09/26 ... 5,382 5,336
L2007383.UP.FTS.B, 25.64%, 11/09/26 ... 3,498 3,468
L2009541.UP.FTS.B, 25.69%, 11/09/26 ... 3,853 1,104
FW2007372.UP.FTS.B, 25.7%, 11/09/26 .. 3,631 2,154
L2009877.UP.FTS.B, 25.76%, 11/09/26 ... 6,704 3,972
L2009064.UP.FTS.B, 25.78%, 11/09/26 ... 7,118 511
FW2006387.UP.FTS.B, 25.89%, 11/09/26 . 3,313 957
L2008285.UP.FTS.B, 25.92%, 11/09/26 ... 5,027 4,984
FW2007502.UP.FTS.B, 25.93%, 11/09/26 . 9,297 1,348
L2006111.UP.FTS.B, 26.01%, 11/09/26 ... 9,100 2,626
FW2009267.UP.FTS.B, 26.03%, 11/09/26 . 14,199 1,009
L2008078.UP.FTS.B, 26.04%, 11/09/26 ... 4,363 4,321
L2007533.UP.FTS.B, 26.06%, 11/09/26 ... 12,889 12,783
FW2007576.UP.FTS.B, 26.1%, 11/09/26 .. 6,287 6,233
L2009167.UP.FTS.B, 26.14%, 11/09/26 ... 8,983 8,906
L2005548.UP.FTS.B, 26.19%, 11/09/26 ... 5,929 5,878
FW1993820.UP.FTS.B, 26.38%, 11/09/26 . 5,393 5,347
FW2006658.UP.FTS.B, 26.38%, 11/09/26 . 5,393 5,308
FW2006782.UP.FTS.B, 26.4%, 11/09/26 .. 17,979 17,825
FW1997017.UP.FTS.B, 26.42%, 11/09/26 . 3,215 1,911
L2008324.UP.FTS.B, 26.43%, 11/09/26 ... 4,981 720
L2008169.UP.FTS.B, 26.64%, 11/09/26 ... 17,181 2,486
L1999796.UP.FTS.B, 26.73%, 11/09/26 ... 4,235 4,167
L2007687.UP.FTS.B, 26.89%, 11/09/26 ... 17,760 5,104
FW2008915.UP.FTS.B, 27.18%, 11/09/26 . 1,352 1,340
FW2008080.UP.FTS.B, 27.3%, 11/09/26 .. 1,352 1,340
FW2009450.UP.FTS.B, 27.39%, 11/09/26 . 7,687 7,617
FW2008423.UP.FTS.B, 27.57%, 11/09/26 . 5,961 5,896
FW2007457.UP.FTS.B, 27.58%, 11/09/26 . 2,706 2,683
FW2007274.UP.FTS.B, 27.62%, 11/09/26 . 2,230 2,211
FW2009180.UP.FTS.B, 27.72%, 11/09/26 . 15,698 15,565
FW2007864.UP.FTS.B, 27.83%, 11/09/26 . 4,512 4,474
FW2006870.UP.FTS.B, 27.89%, 11/09/26 . 5,845 5,794
FW2005768.UP.FTS.B, 27.98%, 11/09/26 . 1,355 1,342
FW2008745.UP.FTS.B, 28.05%, 11/09/26 . 5,371 5,323
FW2009329.UP.FTS.B, 28.05%, 11/09/26 . 3,911 570
FW2008777.UP.FTS.B, 28.16%, 11/09/26 . 2,713 2,687
FW2005435.UP.FTS.B, 28.32%, 11/09/26 . 13,554 13,439
FW2006392.UP.FTS.B, 28.34%, 11/09/26 . 1,930 1,902
FW2008944.UP.FTS.B, 28.36%, 11/09/26 . 3,929 3,895
FW2005859.UP.FTS.B, 28.42%, 11/09/26 . 11,809 11,700

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
164
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2009975.UP.FTS.B, 28.52%, 11/09/26 . $ 942 $ 929
FW2006618.UP.FTS.B, 28.54%, 11/09/26 . 4,147 4,104
FW2009953.UP.FTS.B, 28.59%, 11/09/26 . 4,069 4,035
FW2007255.UP.FTS.B, 28.65%, 11/09/26 . 5,418 5,372
FW2006396.UP.FTS.B, 28.95%, 11/09/26 . 905 898
FW2009473.UP.FTS.B, 29.09%, 11/09/26 . 5,433 5,387
FW2005194.UP.FTS.B, 29.14%, 11/09/26 . 5,470 5,420
FW2008122.UP.FTS.B, 29.26%, 11/09/26 . 877 862
FW2006599.UP.FTS.B, 29.3%, 11/09/26 .. 5,037 2,999
FW2007779.UP.FTS.B, 29.31%, 11/09/26 . 4,511 4,472
FW2009478.UP.FTS.B, 29.32%, 11/09/26 . 1,321 93
FW2006016.UP.FTS.B, 29.35%, 11/09/26 . 2,879 205
FW2006841.UP.FTS.B, 29.42%, 11/09/26 . 3,806 3,774
FW2009538.UP.FTS.B, 29.42%, 11/09/26 . 2,809 2,786
FW2006288.UP.FTS.B, 29.51%, 11/09/26 . 25,206 1,771
FW2009687.UP.FTS.B, 29.61%, 11/09/26 . 5,448 5,397
FW2007420.UP.FTS.B, 29.73%, 11/09/26 . 1,744 1,727
FW2009107.UP.FTS.B, 29.81%, 11/09/26 . 3,286 3,257
FW2009414.UP.FTS.B, 30.01%, 11/09/26 . 11,072 10,980
FW2009044.UP.FTS.B, 30.03%, 11/09/26 . 2,894 203
FW2006189.UP.FTS.B, 30.04%, 11/09/26 . 3,022 2,984
FW2006892.UP.FTS.B, 30.2%, 11/09/26 .. 7,413 2,149
FW2005344.UP.FTS.B, 30.24%, 11/09/26 . 3,856 556
FW2006342.UP.FTS.B, 30.28%, 11/09/26 . 2,803 2,779
FW2005675.UP.FTS.B, 30.41%, 11/09/26 . 1,579 1,558
FW2007884.UP.FTS.B, 30.51%, 11/09/26 . 2,726 2,704
FW2006157.UP.FTS.B, 30.64%, 11/09/26 . 2,054 1,222
FW2009221.UP.FTS.B, 30.79%, 11/09/26 . 12,213 12,099
FW2008923.UP.FTS.B, 30.84%, 11/09/26 . 2,638 2,616
FW2009706.UP.FTS.B, 30.84%, 11/09/26 . 1,464 873
FW2006156.UP.FTS.B, 30.87%, 11/09/26 . 1,364 1,353
FW2007936.UP.FTS.B, 30.89%, 11/09/26 . 3,730 3,699
FW2006359.UP.FTS.B, 30.96%, 11/09/26 . 1,859 1,841
FW2007277.UP.FTS.B, 30.98%, 11/09/26 . 1,012 604
FW1996714.UP.FTS.B, 30.99%, 11/09/26 . 911 902
FW2010168.UP.FTS.B, 30.99%, 11/09/26 . 10,827 757
FW1985263.UP.FTS.B, 31.02%, 11/09/26 . 1,456 1,444
FW2008799.UP.FTS.B, 31.02%, 11/09/26 . 1,092 1,083
FW2005025.UP.FTS.B, 31.15%, 11/09/26 . 6,744 6,681
FW2006312.UP.FTS.B, 31.16%, 11/09/26 . 1,334 93
FW2007426.UP.FTS.B, 31.18%, 11/09/26 . 2,243 1,340
FW2009028.UP.FTS.B, 31.18%, 11/09/26 . 2,248 325
FW2009431.UP.FTS.B, 31.19%, 11/09/26 . 1,730 1,716
FW2008461.UP.FTS.B, 31.23%, 11/09/26 . 1,841 538
FW2008432.UP.FTS.B, 31.3%, 11/09/26 .. 4,008 3,975
FW2008400.UP.FTS.B, 31.31%, 11/09/26 . 3,077 3,050
FW2005541.UP.FTS.B, 31.38%, 11/09/26 . 7,223 7,159
FW2005395.UP.FTS.B, 31.42%, 11/09/26 . 14,389 1,004
FW2009323.UP.FTS.B, 31.47%, 11/09/26 . 5,449 5,403
FW2009592.UP.FTS.B, 31.5%, 11/09/26 .. 2,863 2,826
FW2007089.UP.FTS.B, 31.52%, 11/09/26 . 6,832 6,776
FW2009331.UP.FTS.B, 31.54%, 11/09/26 . 4,624 2,761
FW2009736.UP.FTS.B, 31.9%, 11/09/26 .. 7,314 517
L2077746.UP.FTS.B, 6%, 11/19/26 ...... 4,193 4,138
L2076380.UP.FTS.B, 7.8%, 11/19/26 ..... 12,666 12,580
L2076555.UP.FTS.B, 9.38%, 11/19/26 .... 5,948 5,908
FW2075880.UP.FTS.B, 9.48%, 11/19/26 .. 12,325 12,243
FW2079511.UP.FTS.B, 9.94%, 11/19/26 .. 5,629 5,292
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2077362.UP.FTS.B, 10.03%, 11/19/26 ... $ 17,036 $ 16,924
L2077278.UP.FTS.B, 10.24%, 11/19/26 ... 1,820 1,807
L2079683.UP.FTS.B, 10.46%, 11/19/26 ... 3,814 3,780
L2078817.UP.FTS.B, 10.96%, 11/19/26 ... 39,323 38,983
L2077229.UP.FTS.B, 11.22%, 11/19/26 ... 17,113 16,965
L2079790.UP.FTS.B, 11.54%, 11/19/26 ... 7,282 7,219
L2078831.UP.FTS.B, 11.67%, 11/19/26 ... 1,666 1,651
L2075431.UP.FTS.B, 11.87%, 11/19/26 ... 19,728 19,559
L2077619.UP.FTS.B, 12.17%, 11/19/26 ... 948 940
FW2079744.UP.FTS.B, 12.58%, 11/19/26 . 4,730 4,690
L2077342.UP.FTS.B, 12.81%, 11/19/26 ... 3,443 3,414
L2069545.UP.FTS.B, 12.88%, 11/19/26 ... 5,166 5,122
FW2076618.UP.FTS.B, 13.72%, 11/19/26 . 19,862 19,695
L2077586.UP.FTS.B, 13.74%, 11/19/26 ... 4,749 4,709
L2079340.UP.FTS.B, 14.05%, 11/19/26 ... 2,507 2,486
L2078387.UP.FTS.B, 14.26%, 11/19/26 ... 2,423 2,402
L2080759.UP.FTS.B, 14.39%, 11/19/26 ... 12,891 12,781
L2046091.UP.FTS.B, 14.56%, 11/19/26 ... 1,907 151
FW2078825.UP.FTS.B, 14.72%, 11/19/26 . 18,199 18,048
L2079956.UP.FTS.B, 14.89%, 11/19/26 ... 6,070 6,000
L2077934.UP.FTS.B, 15.05%, 11/19/26 ... 6,507 6,453
L2079762.UP.FTS.B, 15.07%, 11/19/26 ... 4,338 4,288
L2078364.UP.FTS.B, 15.16%, 11/19/26 ... 5,208 5,148
L2080441.UP.FTS.B, 15.17%, 11/19/26 ... 8,304 425
L2077585.UP.FTS.B, 15.3%, 11/19/26 .... 6,983 324
L2080377.UP.FTS.B, 15.37%, 11/19/26 ... 7,817 7,727
L2080290.UP.FTS.B, 15.38%, 11/19/26 ... 5,969 275
L2078013.UP.FTS.B, 15.44%, 11/19/26 ... 11,604 11,506
L2078145.UP.FTS.B, 15.54%, 11/19/26 ... 2,104 2,085
FW2078232.UP.FTS.B, 15.58%, 11/19/26 . 21,797 21,604
L2076773.UP.FTS.B, 15.83%, 11/19/26 ... 4,760 4,477
L2080905.UP.FTS.B, 15.91%, 11/19/26 ... 13,766 13,637
L2078858.UP.FTS.B, 16.1%, 11/19/26 .... 15,454 15,265
L2076549.UP.FTS.B, 16.3%, 11/19/26 .... 2,112 2,094
L2077446.UP.FTS.B, 16.31%, 11/19/26 ... 5,664 5,599
L2080949.UP.FTS.B, 16.51%, 11/19/26 ... 6,407 6,321
L2077345.UP.FTS.B, 16.52%, 11/19/26 ... 2,355 2,335
L2078556.UP.FTS.B, 16.55%, 11/19/26 ... 4,170 4,118
L2077624.UP.FTS.B, 16.62%, 11/19/26 ... 39,255 38,805
L2078462.UP.FTS.B, 16.62%, 11/19/26 ... 6,930 6,855
L2077136.UP.FTS.B, 16.73%, 11/19/26 ... 8,726 8,626
FW2080998.UP.FTS.B, 16.87%, 11/19/26 . 847 837
FW2078513.UP.FTS.B, 16.88%, 11/19/26 . 15,716 15,536
L2079147.UP.FTS.B, 16.93%, 11/19/26 ... 14,814 14,644
L2076368.UP.FTS.B, 16.96%, 11/19/26 ... 13,100 12,950
L2080104.UP.FTS.B, 16.97%, 11/19/26 ... 43,404 42,894
L2080899.UP.FTS.B, 17.22%, 11/19/26 ... 5,245 5,202
L2073789.UP.FTS.B, 17.39%, 11/19/26 ... 2,624 2,594
L2078117.UP.FTS.B, 17.47%, 11/19/26 ... 2,712 2,681
L2078785.UP.FTS.B, 17.53%, 11/19/26 ... 8,750 8,628
L2079161.UP.FTS.B, 17.64%, 11/19/26 ... 5,171 5,110
FW2077194.UP.FTS.B, 17.96%, 11/19/26 . 8,671 8,568
L2079526.UP.FTS.B, 17.98%, 11/19/26 ... 3,330 3,303
FW2077428.UP.FTS.B, 18.23%, 11/19/26 . 8,770 8,649
L2078320.UP.FTS.B, 18.26%, 11/19/26 ... 3,533 3,501
L2077316.UP.FTS.B, 18.51%, 11/19/26 ... 6,145 6,060
L2078541.UP.FTS.B, 18.53%, 11/19/26 ... 3,073 3,030
L2078767.UP.FTS.B, 18.54%, 11/19/26 ... 878 868

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
165
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2080677.UP.FTS.B, 18.72%, 11/19/26 . $ 14,934 $ 14,764
L2080184.UP.FTS.B, 19.05%, 11/19/26 ... 4,806 4,776
FW2078252.UP.FTS.B, 19.1%, 11/19/26 .. 1,617 1,591
L2079089.UP.FTS.B, 19.11%, 11/19/26 ... 5,260 5,200
L2077889.UP.FTS.B, 19.41%, 11/19/26 ... 6,515 6,425
L1966479.UP.FTS.B, 19.7%, 11/19/26 .... 10,140 9,993
L2079136.UP.FTS.B, 19.7%, 11/19/26 .... 14,540 14,454
FW2078808.UP.FTS.B, 19.87%, 11/19/26 . 22,041 21,737
L2077834.UP.FTS.B, 19.87%, 11/19/26 ... 13,291 13,102
FW2076082.UP.FTS.B, 20.04%, 11/19/26 . 17,643 17,400
L2078706.UP.FTS.B, 20.11%, 11/19/26 ... 7,059 6,961
L2080653.UP.FTS.B, 20.24%, 11/19/26 ... 3,972 3,917
L2077864.UP.FTS.B, 20.33%, 11/19/26 ... 19,425 19,158
L2076559.UP.FTS.B, 20.51%, 11/19/26 ... 9,499 9,362
L2075161.UP.FTS.B, 20.64%, 11/19/26 ... 30,934 30,587
L2079005.UP.FTS.B, 20.71%, 11/19/26 ... 3,324 241
L2076267.UP.FTS.B, 20.73%, 11/19/26 ... 13,145 12,959
L2077767.UP.FTS.B, 20.73%, 11/19/26 ... 8,841 8,789
FW2079399.UP.FTS.B, 20.8%, 11/19/26 .. 15,892 15,798
L2051484.UP.FTS.B, 21.26%, 11/19/26 ... 1,771 1,747
L2078669.UP.FTS.B, 21.32%, 11/19/26 ... 8,857 8,758
FW2080621.UP.FTS.B, 21.61%, 11/19/26 . 9,887 716
L2077511.UP.FTS.B, 21.66%, 11/19/26 ... 4,069 3,860
L2076870.UP.FTS.B, 21.71%, 11/19/26 ... 5,301 5,241
L2076557.UP.FTS.B, 21.86%, 11/19/26 ... 22,111 20,982
FW2080860.UP.FTS.B, 21.93%, 11/19/26 . 17,545 17,430
L2080901.UP.FTS.B, 21.94%, 11/19/26 ... 9,584 9,528
FW2076510.UP.FTS.B, 22.17%, 11/19/26 . 35,519 35,034
L2080597.UP.FTS.B, 22.59%, 11/19/26 ... 1,956 1,945
L2078089.UP.FTS.B, 22.76%, 11/19/26 ... 18,016 16,947
FW2080574.UP.FTS.B, 23.09%, 11/19/26 . 4,952 4,922
L2077002.UP.FTS.B, 23.1%, 11/19/26 .... 9,048 2,626
FW2078029.UP.FTS.B, 23.15%, 11/19/26 . 4,186 4,162
FW2077484.UP.FTS.B, 23.29%, 11/19/26 . 13,365 13,289
L2078079.UP.FTS.B, 23.52%, 11/19/26 ... 4,458 4,397
L2078431.UP.FTS.B, 23.7%, 11/19/26 .... 2,651 2,634
L2076582.UP.FTS.B, 24.04%, 11/19/26 ... 18,448 18,231
L2079001.UP.FTS.B, 24.08%, 11/19/26 ... 13,891 13,795
L2077380.UP.FTS.B, 24.14%, 11/19/26 ... 4,294 4,265
FW2076263.UP.FTS.B, 24.18%, 11/19/26 . 2,769 2,739
FW2047900.UP.FTS.B, 24.6%, 11/19/26 .. 6,382 6,005
FW2079138.UP.FTS.B, 24.71%, 11/19/26 . 13,758 3,902
L2051923.UP.FTS.B, 24.73%, 11/19/26 ... 1,667 1,653
L2077667.UP.FTS.B, 24.74%, 11/19/26 ... 1,725 1,712
L2077386.UP.FTS.B, 24.97%, 11/19/26 ... 1,039 74
FW2078855.UP.FTS.B, 25.07%, 11/19/26 . 4,478 4,453
L2075615.UP.FTS.B, 25.09%, 11/19/26 ... 2,149 2,137
L2078549.UP.FTS.B, 25.1%, 11/19/26 .... 896 884
FW2078837.UP.FTS.B, 25.18%, 11/19/26 . 2,329 2,298
L2077756.UP.FTS.B, 25.18%, 11/19/26 ... 1,075 1,069
L2080819.UP.FTS.B, 25.23%, 11/19/26 ... 1,523 1,515
L2080514.UP.FTS.B, 25.27%, 11/19/26 ... 1,995 1,894
L2075929.UP.FTS.B, 25.33%, 11/19/26 ... 2,415 2,382
L2055608.UP.FTS.B, 25.35%, 11/19/26 ... 1,434 1,426
L2078857.UP.FTS.B, 25.44%, 11/19/26 ... 1,524 1,515
L2078465.UP.FTS.B, 25.48%, 11/19/26 ... 4,403 4,373
L2079168.UP.FTS.B, 25.49%, 11/19/26 ... 9,773 9,718
L2079636.UP.FTS.B, 25.5%, 11/19/26 .... 2,242 2,229
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2080879.UP.FTS.B, 25.51%, 11/19/26 ... $ 3,766 $ 3,745
FW2079109.UP.FTS.B, 25.53%, 11/19/26 . 5,381 5,350
FW2080532.UP.FTS.B, 25.55%, 11/19/26 . 18,506 17,423
FW2076607.UP.FTS.B, 25.56%, 11/19/26 . 18,149 17,236
FW2076520.UP.FTS.B, 25.58%, 11/19/26 . 990 975
L2080301.UP.FTS.B, 25.61%, 11/19/26 ... 3,562 3,540
FW2078739.UP.FTS.B, 25.62%, 11/19/26 . 1,912 137
FW2077257.UP.FTS.B, 25.78%, 11/19/26 . 5,384 5,354
L2076428.UP.FTS.B, 25.82%, 11/19/26 ... 7,630 7,240
L2076758.UP.FTS.B, 25.84%, 11/19/26 ... 4,130 4,107
L2077747.UP.FTS.B, 25.84%, 11/19/26 ... 6,462 6,426
FW2075811.UP.FTS.B, 25.85%, 11/19/26 . 987 974
L2076862.UP.FTS.B, 25.93%, 11/19/26 ... 5,676 5,388
L2080433.UP.FTS.B, 25.97%, 11/19/26 ... 2,155 2,126
L2075052.UP.FTS.B, 25.99%, 11/19/26 ... 4,400 4,375
L2078570.UP.FTS.B, 26.02%, 11/19/26 ... 14,062 166
FW2076721.UP.FTS.B, 26.13%, 11/19/26 . 6,889 2,015
FW2080275.UP.FTS.B, 26.15%, 11/19/26 . 3,144 3,126
L2076228.UP.FTS.B, 26.28%, 11/19/26 ... 3,152 3,131
FW2057769.UP.FTS.B, 26.4%, 11/19/26 .. 5,739 406
FW2078057.UP.FTS.B, 26.47%, 11/19/26 . 1,890 1,877
FW2079458.UP.FTS.B, 26.51%, 11/19/26 . 3,578 3,530
L2080156.UP.FTS.B, 26.56%, 11/19/26 ... 2,698 2,683
L2077173.UP.FTS.B, 26.59%, 11/19/26 ... 10,668 10,600
FW2076617.UP.FTS.B, 26.67%, 11/19/26 . 26,268 26,122
L2076223.UP.FTS.B, 26.74%, 11/19/26 ... 9,390 9,329
FW2074690.UP.FTS.B, 26.87%, 11/19/26 . 6,296 6,260
FW2070515.UP.FTS.B, 26.89%, 11/19/26 . 4,051 4,028
L2075827.UP.FTS.B, 27%, 11/19/26 ..... 8,374 8,327
FW2073062.UP.FTS.B, 27.11%, 11/19/26 . 13,510 13,435
FW2076319.UP.FTS.B, 27.45%, 11/19/26 . 3,606 3,586
FW2077691.UP.FTS.B, 28%, 11/19/26 ... 7,223 7,183
FW2078778.UP.FTS.B, 28.26%, 11/19/26 . 9,034 8,985
FW2079210.UP.FTS.B, 28.66%, 11/19/26 . 4,612 4,587
FW2079921.UP.FTS.B, 29.67%, 11/19/26 . 2,722 2,708
FW2072591.UP.FTS.B, 29.87%, 11/19/26 . 2,812 2,797
FW2076316.UP.FTS.B, 29.92%, 11/19/26 . 4,444 1,310
FW2077221.UP.FTS.B, 29.97%, 11/19/26 . 858 832
FW2077632.UP.FTS.B, 30.15%, 11/19/26 . 9,079 9,030
FW2077700.UP.FTS.B, 30.18%, 11/19/26 . 7,261 7,222
FW2078856.UP.FTS.B, 30.22%, 11/19/26 . 1,827 1,736
FW2078927.UP.FTS.B, 30.32%, 11/19/26 . 5,800 410
FW2078425.UP.FTS.B, 30.41%, 11/19/26 . 3,710 259
FW2077874.UP.FTS.B, 30.42%, 11/19/26 . 6,541 6,506
FW2078643.UP.FTS.B, 30.58%, 11/19/26 . 1,302 1,279
FW2078839.UP.FTS.B, 30.61%, 11/19/26 . 919 873
FW2077363.UP.FTS.B, 30.77%, 11/19/26 . 4,599 1,361
FW2075779.UP.FTS.B, 30.81%, 11/19/26 . 1,386 1,365
FW2077993.UP.FTS.B, 30.84%, 11/19/26 . 2,544 2,530
FW2076598.UP.FTS.B, 31.11%, 11/19/26 . 910 905
FW2074352.UP.FTS.B, 31.13%, 11/19/26 . 1,001 996
FW2077684.UP.FTS.B, 31.19%, 11/19/26 . 2,121 149
FW2075287.UP.FTS.B, 31.46%, 11/19/26 . 7,635 7,561
FW2076836.UP.FTS.B, 31.47%, 11/19/26 . 6,939 6,895
FW2076209.UP.FTS.B, 31.48%, 11/19/26 . 2,919 2,900
FW2200360.UP.FTS.B, 6%, 12/07/26 .... 676 667
L2198358.UP.FTS.B, 7.09%, 12/07/26 .... 3,237 3,205
L2196810.UP.FTS.B, 7.42%, 12/07/26 .... 5,147 5,106

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
166
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2195818.UP.FTS.B, 7.43%, 12/07/26 .... $ 287 $ 284
L2198501.UP.FTS.B, 8.94%, 12/07/26 .... 3,450 3,423
L2195995.UP.FTS.B, 9.12%, 12/07/26 .... 3,712 3,682
L2199695.UP.FTS.B, 9.66%, 12/07/26 .... 5,189 5,148
L2199924.UP.FTS.B, 9.76%, 12/07/26 .... 6,056 6,008
L2198890.UP.FTS.B, 10.21%, 12/07/26 ... 1,300 1,290
FW2200013.UP.FTS.B, 10.26%, 12/07/26 . 12,133 12,000
L2199199.UP.FTS.B, 10.28%, 12/07/26 ... 8,320 8,230
L2198751.UP.FTS.B, 10.42%, 12/07/26 ... 6,937 6,861
L2199240.UP.FTS.B, 10.7%, 12/07/26 .... 7,117 7,062
L2196100.UP.FTS.B, 10.99%, 12/07/26 ... 1,390 1,379
FW2198003.UP.FTS.B, 11.06%, 12/07/26 . 8,030 2,019
L2193649.UP.FTS.B, 11.13%, 12/07/26 ... 2,692 674
L2197856.UP.FTS.B, 11.23%, 12/07/26 ... 4,696 4,644
L2197172.UP.FTS.B, 11.42%, 12/07/26 ... 8,701 8,606
FW2195774.UP.FTS.B, 11.53%, 12/07/26 . 27,113 26,820
L2196592.UP.FTS.B, 11.62%, 12/07/26 ... 4,702 4,651
L2197038.UP.FTS.B, 12.26%, 12/07/26 ... 3,490 3,453
FW2199260.UP.FTS.B, 12.51%, 12/07/26 . 21,396 21,167
L2199654.UP.FTS.B, 12.66%, 12/07/26 ... 5,118 5,062
L2200204.UP.FTS.B, 12.79%, 12/07/26 ... 11,364 11,243
FW2198067.UP.FTS.B, 12.9%, 12/07/26 .. 5,274 5,217
L2198086.UP.FTS.B, 13.28%, 12/07/26 ... 8,757 8,662
L2200250.UP.FTS.B, 13.28%, 12/07/26 ... 4,378 4,331
FW2197303.UP.FTS.B, 13.29%, 12/07/26 . 3,502 3,465
L2197068.UP.FTS.B, 13.32%, 12/07/26 ... 8,757 8,663
L2197658.UP.FTS.B, 13.72%, 12/07/26 ... 4,384 4,337
L2196150.UP.FTS.B, 13.9%, 12/07/26 .... 10,879 10,761
FW2198165.UP.FTS.B, 14.07%, 12/07/26 . 1,229 1,216
FW2198593.UP.FTS.B, 14.12%, 12/07/26 . 5,268 5,211
L2197131.UP.FTS.B, 14.14%, 12/07/26 ... 966 956
L2199997.UP.FTS.B, 14.15%, 12/07/26 ... 3,249 3,214
L2196542.UP.FTS.B, 14.21%, 12/07/26 ... 6,182 6,116
L2196035.UP.FTS.B, 14.38%, 12/07/26 ... 4,747 4,695
L2196588.UP.FTS.B, 14.6%, 12/07/26 .... 9,389 9,287
L2196864.UP.FTS.B, 14.96%, 12/07/26 ... 6,162 6,097
L2195767.UP.FTS.B, 15.08%, 12/07/26 ... 2,799 119
L2198350.UP.FTS.B, 15.19%, 12/07/26 ... 856 847
L2196739.UP.FTS.B, 15.37%, 12/07/26 ... 13,134 12,995
L2197260.UP.FTS.B, 15.37%, 12/07/26 ... 2,380 2,354
L2197143.UP.FTS.B, 15.39%, 12/07/26 ... 8,855 8,719
L2197650.UP.FTS.B, 15.41%, 12/07/26 ... 6,612 6,542
L2196913.UP.FTS.B, 15.42%, 12/07/26 ... 44,192 43,719
FW2199121.UP.FTS.B, 15.58%, 12/07/26 . 16,972 836
L2200040.UP.FTS.B, 15.69%, 12/07/26 ... 107 106
FW2198673.UP.FTS.B, 15.71%, 12/07/26 . 18,162 10,065
L2199860.UP.FTS.B, 16.1%, 12/07/26 .... 13,251 13,051
L2197234.UP.FTS.B, 16.24%, 12/07/26 ... 17,681 9,301
L2199879.UP.FTS.B, 16.31%, 12/07/26 ... 13,315 7,004
FW2197646.UP.FTS.B, 16.34%, 12/07/26 . 8,211 8,115
L2198446.UP.FTS.B, 16.58%, 12/07/26 ... 43,951 43,287
L2199625.UP.FTS.B, 16.62%, 12/07/26 ... 8,849 8,716
L2199675.UP.FTS.B, 16.72%, 12/07/26 ... 13,476 7,446
L2198880.UP.FTS.B, 16.74%, 12/07/26 ... 3,304 3,249
L2199844.UP.FTS.B, 16.94%, 12/07/26 ... 8,749 8,654
L2198467.UP.FTS.B, 16.99%, 12/07/26 ... 17,719 17,395
L2197174.UP.FTS.B, 17.08%, 12/07/26 ... 13,286 13,086
L2195329.UP.FTS.B, 17.11%, 12/07/26 ... 4,590 4,520
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2197380.UP.FTS.B, 17.12%, 12/07/26 . $ 2,659 $ 2,619
L2198345.UP.FTS.B, 17.18%, 12/07/26 ... 21,097 20,779
L2195192.UP.FTS.B, 17.22%, 12/07/26 ... 2,926 2,881
L2199351.UP.FTS.B, 17.39%, 12/07/26 ... 1,822 485
L2198376.UP.FTS.B, 17.42%, 12/07/26 ... 19,522 19,155
L2197047.UP.FTS.B, 17.47%, 12/07/26 ... 10,647 10,486
L2195638.UP.FTS.B, 17.49%, 12/07/26 ... 8,874 8,740
L2194879.UP.FTS.B, 17.51%, 12/07/26 ... 17,320 17,056
L2192178.UP.FTS.B, 17.53%, 12/07/26 ... 6,655 6,555
FW2196193.UP.FTS.B, 17.59%, 12/07/26 . 22,191 21,856
L2199819.UP.FTS.B, 17.72%, 12/07/26 ... 15,984 15,817
L2198685.UP.FTS.B, 17.77%, 12/07/26 ... 2,592 2,551
L2199007.UP.FTS.B, 17.87%, 12/07/26 ... 5,330 5,232
L2200255.UP.FTS.B, 17.89%, 12/07/26 ... 7,164 7,032
L2200130.UP.FTS.B, 18.09%, 12/07/26 ... 20,072 5,110
L2199726.UP.FTS.B, 18.1%, 12/07/26 .... 5,333 5,253
L2195959.UP.FTS.B, 18.12%, 12/07/26 ... 10,397 10,241
L2196210.UP.FTS.B, 18.42%, 12/07/26 ... 15,029 4,119
L2200083.UP.FTS.B, 18.51%, 12/07/26 ... 4,566 1,251
FW2198541.UP.FTS.B, 18.65%, 12/07/26 . 22,260 21,853
L2197391.UP.FTS.B, 18.77%, 12/07/26 ... 1,913 1,879
L2196412.UP.FTS.B, 18.83%, 12/07/26 ... 1,603 1,579
L2200053.UP.FTS.B, 18.87%, 12/07/26 ... 8,910 8,747
L2199248.UP.FTS.B, 19.04%, 12/07/26 ... 13,371 13,170
FW2199060.UP.FTS.B, 19.27%, 12/07/26 . 2,230 2,196
L2200120.UP.FTS.B, 19.52%, 12/07/26 ... 9,697 9,518
L2196672.UP.FTS.B, 19.58%, 12/07/26 ... 7,589 7,450
L2196821.UP.FTS.B, 19.59%, 12/07/26 ... 5,806 5,697
L2199663.UP.FTS.B, 19.69%, 12/07/26 ... 5,358 5,260
L2169437.UP.FTS.B, 19.73%, 12/07/26 ... 8,932 8,769
FW2198520.UP.FTS.B, 20.07%, 12/07/26 . 8,896 8,732
L2199129.UP.FTS.B, 20.12%, 12/07/26 ... 1,967 1,938
L2198874.UP.FTS.B, 20.19%, 12/07/26 ... 3,578 3,524
L2199523.UP.FTS.B, 20.46%, 12/07/26 ... 4,924 4,862
L2196447.UP.FTS.B, 20.62%, 12/07/26 ... 5,822 5,733
L2196710.UP.FTS.B, 20.66%, 12/07/26 ... 16,711 2,421
L2189118.UP.FTS.B, 20.67%, 12/07/26 ... 2,687 2,638
L2197655.UP.FTS.B, 20.75%, 12/07/26 ... 4,479 4,428
FW2197381.UP.FTS.B, 20.8%, 12/07/26 .. 2,778 2,743
L2197561.UP.FTS.B, 20.81%, 12/07/26 ... 4,480 4,428
FW2199633.UP.FTS.B, 20.94%, 12/07/26 . 7,289 7,199
L2196726.UP.FTS.B, 21.07%, 12/07/26 ... 21,115 20,788
L2197425.UP.FTS.B, 21.37%, 12/07/26 ... 9,692 701
L2196680.UP.FTS.B, 21.47%, 12/07/26 ... 5,546 5,444
L2195675.UP.FTS.B, 21.55%, 12/07/26 ... 1,451 1,434
L2197631.UP.FTS.B, 21.55%, 12/07/26 ... 4,041 3,965
L2196825.UP.FTS.B, 21.8%, 12/07/26 .... 5,845 5,771
FW2198237.UP.FTS.B, 21.87%, 12/07/26 . 4,493 4,442
L2196775.UP.FTS.B, 22.04%, 12/07/26 ... 899 883
FW2199825.UP.FTS.B, 22.12%, 12/07/26 . 1,798 1,778
L2196730.UP.FTS.B, 22.21%, 12/07/26 ... 15,741 15,560
L2191085.UP.FTS.B, 22.33%, 12/07/26 ... 2,942 2,907
L2199874.UP.FTS.B, 22.34%, 12/07/26 ... 7,380 7,287
L2192706.UP.FTS.B, 22.47%, 12/07/26 ... 9,001 8,898
L2197670.UP.FTS.B, 22.54%, 12/07/26 ... 3,474 3,429
L2196119.UP.FTS.B, 22.75%, 12/07/26 ... 4,505 4,453
L2185222.UP.FTS.B, 23.13%, 12/07/26 ... 5,172 5,102
FW2200346.UP.FTS.B, 23.2%, 12/07/26 .. 9,019 8,916

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
167
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2196522.UP.FTS.B, 23.26%, 12/07/26 . $ 5,412 $ 5,350
FW2199888.UP.FTS.B, 23.27%, 12/07/26 . 12,616 3,580
L2195799.UP.FTS.B, 23.37%, 12/07/26 ... 10,369 10,210
FW2199894.UP.FTS.B, 23.38%, 12/07/26 . 7,219 7,136
L2198106.UP.FTS.B, 23.42%, 12/07/26 ... 5,750 5,681
L2197006.UP.FTS.B, 23.53%, 12/07/26 ... 4,816 703
FW2192438.UP.FTS.B, 23.66%, 12/07/26 . 10,836 10,712
L2197891.UP.FTS.B, 23.8%, 12/07/26 .... 3,614 3,572
L2199092.UP.FTS.B, 23.9%, 12/07/26 .... 5,489 1,556
L2198616.UP.FTS.B, 24.08%, 12/07/26 ... 2,703 2,672
FW2195703.UP.FTS.B, 24.25%, 12/07/26 . 1,628 1,609
FW2196745.UP.FTS.B, 24.4%, 12/07/26 .. 5,405 5,342
FW2200190.UP.FTS.B, 24.4%, 12/07/26 .. 2,262 2,236
L2196637.UP.FTS.B, 24.42%, 12/07/26 ... 13,482 13,327
L2200210.UP.FTS.B, 24.56%, 12/07/26 ... 18,104 17,774
L2196899.UP.FTS.B, 24.65%, 12/07/26 ... 5,251 5,191
L2197090.UP.FTS.B, 24.84%, 12/07/26 ... 4,681 4,619
L2200145.UP.FTS.B, 24.91%, 12/07/26 ... 906 896
L2197252.UP.FTS.B, 24.97%, 12/07/26 ... 961 949
L2199777.UP.FTS.B, 24.98%, 12/07/26 ... 941 67
L2196714.UP.FTS.B, 25.02%, 12/07/26 ... 2,901 2,864
L2199551.UP.FTS.B, 25.05%, 12/07/26 ... 1,903 1,868
L2199866.UP.FTS.B, 25.14%, 12/07/26 ... 1,146 82
L2197866.UP.FTS.B, 25.16%, 12/07/26 ... 5,025 48
L2195912.UP.FTS.B, 25.21%, 12/07/26 ... 7,435 7,350
L2198146.UP.FTS.B, 25.25%, 12/07/26 ... 1,904 1,882
L2196219.UP.FTS.B, 25.27%, 12/07/26 ... 8,524 8,427
L2198919.UP.FTS.B, 25.27%, 12/07/26 ... 2,000 23
L2198546.UP.FTS.B, 25.32%, 12/07/26 ... 1,360 1,345
L2199586.UP.FTS.B, 25.33%, 12/07/26 ... 1,011 998
L2199876.UP.FTS.B, 25.33%, 12/07/26 ... 1,186 1,168
L2195664.UP.FTS.B, 25.4%, 12/07/26 .... 612 599
L2199661.UP.FTS.B, 25.4%, 12/07/26 .... 2,540 2,508
FW2200017.UP.FTS.B, 25.41%, 12/07/26 . 4,679 1,336
L2196685.UP.FTS.B, 25.41%, 12/07/26 ... 5,607 5,542
L2198050.UP.FTS.B, 25.44%, 12/07/26 ... 4,721 4,662
L2197183.UP.FTS.B, 25.46%, 12/07/26 ... 1,542 1,525
L2197585.UP.FTS.B, 25.47%, 12/07/26 ... 4,535 326
L2197844.UP.FTS.B, 25.47%, 12/07/26 ... 5,120 3,034
L2198441.UP.FTS.B, 25.48%, 12/07/26 ... 12,884 12,728
L2197791.UP.FTS.B, 25.56%, 12/07/26 ... 3,329 29
FW2197368.UP.FTS.B, 25.58%, 12/07/26 . 9,075 8,971
L2199767.UP.FTS.B, 25.65%, 12/07/26 ... 5,229 5,160
L2199814.UP.FTS.B, 25.68%, 12/07/26 ... 5,447 5,384
FW2199624.UP.FTS.B, 25.75%, 12/07/26 . 8,984 8,874
L2193871.UP.FTS.B, 25.78%, 12/07/26 ... 5,637 5,547
FW2199793.UP.FTS.B, 25.9%, 12/07/26 .. 7,266 7,183
FW2199186.UP.FTS.B, 25.95%, 12/07/26 . 2,271 2,245
L2197375.UP.FTS.B, 26%, 12/07/26 ..... 4,897 352
FW2196103.UP.FTS.B, 26.48%, 12/07/26 . 1,230 1,206
L2200350.UP.FTS.B, 26.67%, 12/07/26 ... 5,278 5,218
FW2195369.UP.FTS.B, 26.79%, 12/07/26 . 2,737 196
FW2199332.UP.FTS.B, 26.82%, 12/07/26 . 2,225 2,198
FW2195998.UP.FTS.B, 26.86%, 12/07/26 . 16,279 16,077
FW2195253.UP.FTS.B, 27.11%, 12/07/26 . 6,013 5,944
FW2195958.UP.FTS.B, 27.48%, 12/07/26 . 3,010 2,975
FW2200008.UP.FTS.B, 27.66%, 12/07/26 . 6,269 6,194
FW2198590.UP.FTS.B, 27.74%, 12/07/26 . 4,470 636
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2199488.UP.FTS.B, 27.83%, 12/07/26 . $ 2,059 $ 1,213
FW2198564.UP.FTS.B, 27.96%, 12/07/26 . 4,083 4,034
FW2195741.UP.FTS.B, 28.07%, 12/07/26 . 1,370 1,354
FW2198474.UP.FTS.B, 28.07%, 12/07/26 . 3,129 1,852
FW2200076.UP.FTS.B, 28.24%, 12/07/26 . 45,680 45,157
FW2198854.UP.FTS.B, 28.37%, 12/07/26 . 3,871 276
FW2200069.UP.FTS.B, 28.54%, 12/07/26 . 3,929 3,875
FW2200188.UP.FTS.B, 28.66%, 12/07/26 . 5,091 5,028
FW2126302.UP.FTS.B, 28.84%, 12/07/26 . 15,512 15,331
FW2198203.UP.FTS.B, 29.09%, 12/07/26 . 3,459 3,418
FW2198176.UP.FTS.B, 29.22%, 12/07/26 . 3,711 3,665
FW2196176.UP.FTS.B, 29.32%, 12/07/26 . 6,976 994
FW2195399.UP.FTS.B, 29.81%, 12/07/26 . 2,109 2,085
FW2198433.UP.FTS.B, 29.92%, 12/07/26 . 2,845 1,690
FW2198601.UP.FTS.B, 30.14%, 12/07/26 . 4,589 4,536
FW2199215.UP.FTS.B, 30.27%, 12/07/26 . 2,938 2,904
FW2197953.UP.FTS.B, 30.28%, 12/07/26 . 2,919 13
FW2195876.UP.FTS.B, 30.32%, 12/07/26 . 1,397 401
FW2198672.UP.FTS.B, 30.42%, 12/07/26 . 5,510 5,447
FW2196744.UP.FTS.B, 30.45%, 12/07/26 . 45,917 45,392
FW2198825.UP.FTS.B, 30.6%, 12/07/26 .. 3,215 3,179
FW2199283.UP.FTS.B, 30.62%, 12/07/26 . 1,329 (22)
FW2197604.UP.FTS.B, 30.64%, 12/07/26 . 3,032 2,997
FW2198515.UP.FTS.B, 30.77%, 12/07/26 . 2,858 2,822
FW2199805.UP.FTS.B, 30.82%, 12/07/26 . 7,923 2,270
FW2198089.UP.FTS.B, 30.83%, 12/07/26 . 1,930 1,908
FW2197372.UP.FTS.B, 30.88%, 12/07/26 . 11,505 (115)
FW2195222.UP.FTS.B, 30.96%, 12/07/26 . 1,287 1,272
FW2197663.UP.FTS.B, 30.97%, 12/07/26 . 2,422 2,393
FW2198098.UP.FTS.B, 31%, 12/07/26 ... 5,427 5,359
FW2196279.UP.FTS.B, 31.01%, 12/07/26 . 3,218 3,181
FW2198232.UP.FTS.B, 31.01%, 12/07/26 . 937 269
FW2170273.UP.FTS.B, 31.03%, 12/07/26 . 17,687 1,237
FW2198957.UP.FTS.B, 31.08%, 12/07/26 . 10,211 724
FW2197407.UP.FTS.B, 31.19%, 12/07/26 . 5,427 5,365
FW2196852.UP.FTS.B, 31.22%, 12/07/26 . 7,481 7,384
FW2198390.UP.FTS.B, 31.22%, 12/07/26 . 2,485 2,454
FW2200225.UP.FTS.B, 31.22%, 12/07/26 . 1,040 147
FW2197133.UP.FTS.B, 31.45%, 12/07/26 . 4,050 4,004
FW2195565.UP.FTS.B, 31.6%, 12/07/26 .. 2,387 (42)
FW2200182.UP.FTS.B, 31.77%, 12/07/26 . 3,028 429
FW2198397.UP.FTS.B, 32.23%, 12/07/26 . 5,348 5,287
FW2199153.UP.FTS.B, 32.29%, 12/07/26 . 4,426 4,376
FW2199632.UP.FTS.B, 32.42%, 12/07/26 . 4,520 4,468
L2201511.UP.FTS.B, 5.03%, 12/08/26 .... 10,180 10,123
L2201100.UP.FTS.B, 5.82%, 12/08/26 .... 8,528 8,484
FW2201687.UP.FTS.B, 5.98%, 12/08/26 .. 3,984 3,962
L2203382.UP.FTS.B, 6.5%, 12/08/26 .... 8,550 8,505
L2203741.UP.FTS.B, 7.33%, 12/08/26 .... 17,152 17,022
L2206413.UP.FTS.B, 7.44%, 12/08/26 .... 7,722 7,663
L2201126.UP.FTS.B, 7.87%, 12/08/26 .... 18,905 18,763
L2200918.UP.FTS.B, 8.74%, 12/08/26 .... 3,707 3,679
L2203118.UP.FTS.B, 8.78%, 12/08/26 .... 6,886 6,835
L2201288.UP.FTS.B, 9.13%, 12/08/26 .... 2,849 2,828
L2206512.UP.FTS.B, 9.18%, 12/08/26 .... 11,230 818
L2203530.UP.FTS.B, 9.65%, 12/08/26 .... 17,870 17,733
L2197657.UP.FTS.B, 9.74%, 12/08/26 .... 3,720 3,692
FW2202215.UP.FTS.B, 9.76%, 12/08/26 .. 38,420 38,020

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
168
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2202140.UP.FTS.B, 10.05%, 12/08/26 ... $ 3,285 $ 3,252
L2202043.UP.FTS.B, 10.08%, 12/08/26 ... 17,322 17,195
L2206922.UP.FTS.B, 10.23%, 12/08/26 ... 16,323 16,170
L2205692.UP.FTS.B, 10.33%, 12/08/26 ... 14,303 14,198
L2205203.UP.FTS.B, 10.54%, 12/08/26 ... 16,816 16,637
L2203887.UP.FTS.B, 10.82%, 12/08/26 ... 6,947 6,876
L2202359.UP.FTS.B, 10.96%, 12/08/26 ... 3,127 3,105
L2205258.UP.FTS.B, 10.97%, 12/08/26 ... 3,301 3,268
L2206221.UP.FTS.B, 10.99%, 12/08/26 ... 2,688 674
L2202707.UP.FTS.B, 11.01%, 12/08/26 ... 8,689 8,599
L2200873.UP.FTS.B, 11.09%, 12/08/26 ... 7,822 7,743
L2205661.UP.FTS.B, 11.13%, 12/08/26 ... 10,431 10,325
L2201926.UP.FTS.B, 11.2%, 12/08/26 .... 1,739 1,726
FW2202691.UP.FTS.B, 11.21%, 12/08/26 . 2,608 2,590
L2204932.UP.FTS.B, 11.21%, 12/08/26 ... 13,912 13,771
L2201522.UP.FTS.B, 11.25%, 12/08/26 ... 17,392 17,216
L2200600.UP.FTS.B, 11.71%, 12/08/26 ... 4,355 4,311
L2200051.UP.FTS.B, 11.78%, 12/08/26 ... 9,234 9,142
L2204302.UP.FTS.B, 11.78%, 12/08/26 ... 2,606 2,580
L2205067.UP.FTS.B, 11.79%, 12/08/26 ... 10,455 10,349
FW2201210.UP.FTS.B, 12.48%, 12/08/26 . 1,746 1,729
L2201401.UP.FTS.B, 12.51%, 12/08/26 ... 6,113 6,052
L2201130.UP.FTS.B, 12.56%, 12/08/26 ... 4,630 4,581
L2201163.UP.FTS.B, 13.03%, 12/08/26 ... 1,853 89
L2201683.UP.FTS.B, 13.05%, 12/08/26 ... 2,625 2,599
L2201222.UP.FTS.B, 13.13%, 12/08/26 ... 43,757 43,322
L2203910.UP.FTS.B, 13.18%, 12/08/26 ... 10,066 9,964
L2202867.UP.FTS.B, 13.27%, 12/08/26 ... 4,043 3,998
FW2206272.UP.FTS.B, 13.35%, 12/08/26 . 2,627 2,601
L2206693.UP.FTS.B, 13.43%, 12/08/26 ... 3,070 3,039
L2206744.UP.FTS.B, 13.51%, 12/08/26 ... 26,286 26,026
L2202159.UP.FTS.B, 13.54%, 12/08/26 ... 21,908 21,755
L2206366.UP.FTS.B, 13.56%, 12/08/26 ... 2,706 683
FW2201344.UP.FTS.B, 13.64%, 12/08/26 . 5,597 5,541
L2202534.UP.FTS.B, 13.68%, 12/08/26 ... 13,151 13,021
L2203497.UP.FTS.B, 13.78%, 12/08/26 ... 5,262 5,210
L2203117.UP.FTS.B, 13.79%, 12/08/26 ... 7,542 7,468
FW2199867.UP.FTS.B, 13.82%, 12/08/26 . 13,242 13,111
L2203856.UP.FTS.B, 13.82%, 12/08/26 ... 26,396 26,133
L2206839.UP.FTS.B, 13.97%, 12/08/26 ... 8,925 4,691
L2200884.UP.FTS.B, 13.99%, 12/08/26 ... 6,494 6,430
L2204734.UP.FTS.B, 13.99%, 12/08/26 ... 3,238 3,206
L2189789.UP.FTS.B, 14.09%, 12/08/26 ... 4,305 4,262
L2200815.UP.FTS.B, 14.17%, 12/08/26 ... 2,190 2,168
L2201701.UP.FTS.B, 14.19%, 12/08/26 ... 6,147 6,086
L2200543.UP.FTS.B, 14.23%, 12/08/26 ... 4,391 4,348
FW2206534.UP.FTS.B, 14.38%, 12/08/26 . 2,810 2,783
FW2201365.UP.FTS.B, 14.41%, 12/08/26 . 12,742 12,617
L2200506.UP.FTS.B, 14.67%, 12/08/26 ... 5,277 5,225
L2205095.UP.FTS.B, 14.72%, 12/08/26 ... 2,380 2,348
L2205970.UP.FTS.B, 14.78%, 12/08/26 ... 2,368 2,344
L2203172.UP.FTS.B, 14.86%, 12/08/26 ... 8,801 8,714
FW2203636.UP.FTS.B, 14.99%, 12/08/26 . 4,402 4,359
L2206074.UP.FTS.B, 15.01%, 12/08/26 ... 6,757 493
L2206751.UP.FTS.B, 15.19%, 12/08/26 ... 12,090 11,971
L2201429.UP.FTS.B, 15.27%, 12/08/26 ... 10,535 10,431
L2201509.UP.FTS.B, 15.29%, 12/08/26 ... 6,285 6,219
L2203888.UP.FTS.B, 15.35%, 12/08/26 ... 2,644 2,618
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2196904.UP.FTS.B, 15.38%, 12/08/26 ... $ 5,289 $ 5,238
L2202058.UP.FTS.B, 15.4%, 12/08/26 .... 2,645 2,607
L2201650.UP.FTS.B, 15.45%, 12/08/26 ... 3,527 3,492
L2205821.UP.FTS.B, 15.65%, 12/08/26 ... 7,450 286
L2205307.UP.FTS.B, 15.66%, 12/08/26 ... 1,771 1,746
L2206519.UP.FTS.B, 15.66%, 12/08/26 ... 4,713 342
L2193881.UP.FTS.B, 15.75%, 12/08/26 ... 3,883 3,828
L2200487.UP.FTS.B, 15.87%, 12/08/26 ... 5,650 5,596
L2205432.UP.FTS.B, 15.94%, 12/08/26 ... 21,929 21,617
L2205206.UP.FTS.B, 15.97%, 12/08/26 ... 26,970 14,930
L2206448.UP.FTS.B, 16%, 12/08/26 ..... 9,274 9,184
L2205436.UP.FTS.B, 16.02%, 12/08/26 ... 24,975 24,621
L2195672.UP.FTS.B, 16.2%, 12/08/26 .... 11,312 11,152
L2205672.UP.FTS.B, 16.4%, 12/08/26 .... 22,144 21,928
L2202008.UP.FTS.B, 16.41%, 12/08/26 ... 44,600 43,966
L2201272.UP.FTS.B, 16.5%, 12/08/26 .... 4,405 4,362
L2202979.UP.FTS.B, 16.63%, 12/08/26 ... 1,770 1,753
L2203269.UP.FTS.B, 16.66%, 12/08/26 ... 3,983 3,927
L2203656.UP.FTS.B, 16.77%, 12/08/26 ... 2,479 2,455
L2205448.UP.FTS.B, 16.81%, 12/08/26 ... 9,297 9,137
L2205367.UP.FTS.B, 16.83%, 12/08/26 ... 2,751 2,711
L2205691.UP.FTS.B, 16.93%, 12/08/26 ... 42,518 41,901
L2206760.UP.FTS.B, 17.01%, 12/08/26 ... 40,180 39,609
FW2204874.UP.FTS.B, 17.03%, 12/08/26 . 8,860 8,707
L2200739.UP.FTS.B, 17.06%, 12/08/26 ... 2,393 2,359
L2200406.UP.FTS.B, 17.28%, 12/08/26 ... 3,902 3,847
L2202818.UP.FTS.B, 17.33%, 12/08/26 ... 8,134 8,056
L2201984.UP.FTS.B, 17.35%, 12/08/26 ... 5,634 5,552
L2204275.UP.FTS.B, 17.48%, 12/08/26 ... 4,953 4,883
L2203876.UP.FTS.B, 17.53%, 12/08/26 ... 19,526 19,243
L2202653.UP.FTS.B, 17.59%, 12/08/26 ... 11,006 10,851
L2203323.UP.FTS.B, 17.63%, 12/08/26 ... 3,994 3,956
L2200549.UP.FTS.B, 17.67%, 12/08/26 ... 3,827 278
L2200437.UP.FTS.B, 17.72%, 12/08/26 ... 2,220 2,181
L2202435.UP.FTS.B, 17.87%, 12/08/26 ... 4,442 4,365
L2206114.UP.FTS.B, 17.92%, 12/08/26 ... 1,777 1,752
L2201870.UP.FTS.B, 17.98%, 12/08/26 ... 2,666 2,620
L2201314.UP.FTS.B, 18.04%, 12/08/26 ... 4,444 4,380
L2203381.UP.FTS.B, 18.04%, 12/08/26 ... 9,332 9,201
L2202238.UP.FTS.B, 18.11%, 12/08/26 ... 11,556 11,394
L2198222.UP.FTS.B, 18.15%, 12/08/26 ... 3,225 3,169
L2200530.UP.FTS.B, 18.44%, 12/08/26 ... 8,009 7,896
FW2200514.UP.FTS.B, 18.68%, 12/08/26 . 8,870 8,717
L2202092.UP.FTS.B, 18.74%, 12/08/26 ... 4,681 142
L2202316.UP.FTS.B, 18.78%, 12/08/26 ... 2,227 2,189
FW2201324.UP.FTS.B, 18.84%, 12/08/26 . 4,207 4,128
L2203614.UP.FTS.B, 18.9%, 12/08/26 .... 13,396 13,162
FW2203630.UP.FTS.B, 18.91%, 12/08/26 . 8,888 8,734
L2201012.UP.FTS.B, 19.03%, 12/08/26 ... 44,567 43,804
L2202526.UP.FTS.B, 19.03%, 12/08/26 ... 8,914 8,830
FW2204149.UP.FTS.B, 19.13%, 12/08/26 . 4,575 2,618
FW2201703.UP.FTS.B, 19.15%, 12/08/26 . 3,114 3,060
L2171699.UP.FTS.B, 19.26%, 12/08/26 ... 8,923 8,821
FW2201480.UP.FTS.B, 19.28%, 12/08/26 . 6,244 6,157
L2198227.UP.FTS.B, 19.34%, 12/08/26 ... 1,766 1,741
FW2206855.UP.FTS.B, 19.38%, 12/08/26 . 4,461 4,419
L2204746.UP.FTS.B, 19.38%, 12/08/26 ... 7,661 557
L2204805.UP.FTS.B, 19.42%, 12/08/26 ... 9,548 9,385

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
169
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2200609.UP.FTS.B, 19.43%, 12/08/26 ... $ 4,687 $ 130
L2205829.UP.FTS.B, 19.56%, 12/08/26 ... 9,589 696
L2203740.UP.FTS.B, 19.62%, 12/08/26 ... 2,142 2,105
L2204012.UP.FTS.B, 19.62%, 12/08/26 ... 2,870 772
L2200814.UP.FTS.B, 19.64%, 12/08/26 ... 4,911 4,827
L2201833.UP.FTS.B, 19.78%, 12/08/26 ... 4,463 4,387
L2200534.UP.FTS.B, 19.8%, 12/08/26 .... 7,148 7,026
L2203346.UP.FTS.B, 19.86%, 12/08/26 ... 5,719 5,639
L2203970.UP.FTS.B, 19.89%, 12/08/26 ... 1,982 1,948
L2203336.UP.FTS.B, 19.94%, 12/08/26 ... 2,935 2,884
FW2185665.UP.FTS.B, 20.17%, 12/08/26 . 13,382 13,195
L2200446.UP.FTS.B, 20.19%, 12/08/26 ... 983 967
FW2202220.UP.FTS.B, 20.45%, 12/08/26 . 17,901 17,719
L2198053.UP.FTS.B, 20.47%, 12/08/26 ... 3,488 961
L2200528.UP.FTS.B, 20.47%, 12/08/26 ... 3,133 3,079
L2201790.UP.FTS.B, 20.6%, 12/08/26 .... 2,507 2,463
L2204504.UP.FTS.B, 20.62%, 12/08/26 ... 8,925 8,832
FW2201941.UP.FTS.B, 20.91%, 12/08/26 . 3,585 3,535
FW2201844.UP.FTS.B, 20.97%, 12/08/26 . 3,302 1,922
L2202584.UP.FTS.B, 20.98%, 12/08/26 ... 6,721 6,606
FW2205623.UP.FTS.B, 21.01%, 12/08/26 . 9,861 9,761
FW2203254.UP.FTS.B, 21.1%, 12/08/26 .. 6,357 3,631
L2203340.UP.FTS.B, 21.11%, 12/08/26 ... 4,466 4,420
L2202911.UP.FTS.B, 21.13%, 12/08/26 ... 5,703 5,603
L2197968.UP.FTS.B, 21.14%, 12/08/26 ... 47 47
L2201499.UP.FTS.B, 21.34%, 12/08/26 ... 9,870 9,770
L2203266.UP.FTS.B, 21.37%, 12/08/26 ... 4,511 4,462
L2203685.UP.FTS.B, 21.52%, 12/08/26 ... 3,142 3,110
L2207000.UP.FTS.B, 21.53%, 12/08/26 ... 17,955 17,650
L2206634.UP.FTS.B, 21.58%, 12/08/26 ... 1,975 1,955
L2200366.UP.FTS.B, 21.62%, 12/08/26 ... 14,362 1,036
FW2206963.UP.FTS.B, 21.68%, 12/08/26 . 4,513 4,435
FW2201720.UP.FTS.B, 21.75%, 12/08/26 . 9,612 694
L2206461.UP.FTS.B, 21.8%, 12/08/26 .... 3,257 473
FW2200309.UP.FTS.B, 21.86%, 12/08/26 . 3,227 3,194
FW2204080.UP.FTS.B, 22.08%, 12/08/26 . 6,680 6,606
L2200826.UP.FTS.B, 22.16%, 12/08/26 ... 8,994 8,903
FW2205781.UP.FTS.B, 22.27%, 12/08/26 . 45,338 44,853
L2204816.UP.FTS.B, 22.27%, 12/08/26 ... 8,670 8,514
FW2202543.UP.FTS.B, 22.46%, 12/08/26 . 1,710 1,681
L2200624.UP.FTS.B, 22.5%, 12/08/26 .... 1,800 1,770
L2201593.UP.FTS.B, 22.58%, 12/08/26 ... 9,004 8,913
L2204327.UP.FTS.B, 22.78%, 12/08/26 ... 3,802 3,725
FW2202576.UP.FTS.B, 22.89%, 12/08/26 . 7,209 7,136
L2201275.UP.FTS.B, 22.92%, 12/08/26 ... 3,472 3,431
L2203293.UP.FTS.B, 22.93%, 12/08/26 ... 1,532 1,506
FW2203667.UP.FTS.B, 23.01%, 12/08/26 . 13,522 13,386
L2204605.UP.FTS.B, 23.02%, 12/08/26 ... 4,507 4,462
L2202315.UP.FTS.B, 23.12%, 12/08/26 ... 3,509 3,470
FW2201818.UP.FTS.B, 23.31%, 12/08/26 . 2,799 406
L2203120.UP.FTS.B, 23.47%, 12/08/26 ... 4,718 66
L2201018.UP.FTS.B, 23.52%, 12/08/26 ... 4,514 4,468
L2204624.UP.FTS.B, 23.54%, 12/08/26 ... 18,055 17,873
L2203557.UP.FTS.B, 23.55%, 12/08/26 ... 1,532 1,513
L2204118.UP.FTS.B, 23.56%, 12/08/26 ... 15,431 15,264
L2200929.UP.FTS.B, 23.61%, 12/08/26 ... 2,278 1,348
L2205223.UP.FTS.B, 23.62%, 12/08/26 ... 4,532 4,483
L2200784.UP.FTS.B, 23.63%, 12/08/26 ... 9,022 8,931
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2197277.UP.FTS.B, 23.68%, 12/08/26 ... $ 5,870 $ 5,811
L2197979.UP.FTS.B, 23.7%, 12/08/26 .... 3,609 3,573
L2205882.UP.FTS.B, 23.83%, 12/08/26 ... 2,710 2,673
L2204897.UP.FTS.B, 23.87%, 12/08/26 ... 24,091 23,758
FW2200085.UP.FTS.B, 23.88%, 12/08/26 . 2,711 2,683
L2169986.UP.FTS.B, 24.03%, 12/08/26 ... 13,558 13,422
FW2202739.UP.FTS.B, 24.09%, 12/08/26 . 2,170 2,148
L2205789.UP.FTS.B, 24.11%, 12/08/26 ... 5,425 5,370
L2205964.UP.FTS.B, 24.11%, 12/08/26 ... 2,531 2,506
L2200886.UP.FTS.B, 24.19%, 12/08/26 ... 4,547 4,470
FW2200940.UP.FTS.B, 24.2%, 12/08/26 .. 1,150 658
L2203589.UP.FTS.B, 24.35%, 12/08/26 ... 4,469 4,421
L2201603.UP.FTS.B, 24.38%, 12/08/26 ... 4,525 4,479
L2199578.UP.FTS.B, 24.39%, 12/08/26 ... 1,448 1,423
FW2206202.UP.FTS.B, 24.48%, 12/08/26 . 1,908 136
L2204440.UP.FTS.B, 24.51%, 12/08/26 ... 1,086 1,075
L2203333.UP.FTS.B, 24.53%, 12/08/26 ... 2,534 2,509
L2200752.UP.FTS.B, 24.63%, 12/08/26 ... 905 895
FW2202542.UP.FTS.B, 24.64%, 12/08/26 . 4,099 4,056
FW2200668.UP.FTS.B, 24.66%, 12/08/26 . 11,318 11,205
L2201796.UP.FTS.B, 24.67%, 12/08/26 ... 9,453 1,383
L2205328.UP.FTS.B, 24.68%, 12/08/26 ... 1,822 1,803
FW2198942.UP.FTS.B, 24.77%, 12/08/26 . 17,432 17,238
L2200911.UP.FTS.B, 24.82%, 12/08/26 ... 4,313 4,261
L2205953.UP.FTS.B, 24.83%, 12/08/26 ... 2,473 2,424
FW2200947.UP.FTS.B, 24.84%, 12/08/26 . 4,076 4,036
L2201876.UP.FTS.B, 24.84%, 12/08/26 ... 996 987
L2204697.UP.FTS.B, 24.89%, 12/08/26 ... 18,118 17,938
L2198801.UP.FTS.B, 24.91%, 12/08/26 ... 2,718 2,691
L2200418.UP.FTS.B, 24.91%, 12/08/26 ... 6,965 6,848
L2201388.UP.FTS.B, 24.93%, 12/08/26 ... 2,676 2,648
L2201658.UP.FTS.B, 24.93%, 12/08/26 ... 1,178 1,158
L2200868.UP.FTS.B, 24.96%, 12/08/26 ... 2,428 2,399
L2205812.UP.FTS.B, 24.97%, 12/08/26 ... 3,307 949
L2206379.UP.FTS.B, 24.97%, 12/08/26 ... 5,852 5,774
L2201301.UP.FTS.B, 25.03%, 12/08/26 ... 3,982 3,942
L2203217.UP.FTS.B, 25.16%, 12/08/26 ... 997 987
L2202329.UP.FTS.B, 25.17%, 12/08/26 ... 2,220 2,189
L2198735.UP.FTS.B, 25.18%, 12/08/26 ... 6,464 6,395
L2203757.UP.FTS.B, 25.2%, 12/08/26 .... 2,758 197
L2205039.UP.FTS.B, 25.2%, 12/08/26 .... 3,117 3,065
L2202422.UP.FTS.B, 25.21%, 12/08/26 ... 3,264 3,226
L2201763.UP.FTS.B, 25.22%, 12/08/26 ... 6,280 6,194
L2203014.UP.FTS.B, 25.25%, 12/08/26 ... 4,534 4,489
L2203187.UP.FTS.B, 25.25%, 12/08/26 ... 3,537 3,501
L2203545.UP.FTS.B, 25.27%, 12/08/26 ... 1,633 1,615
L2201547.UP.FTS.B, 25.28%, 12/08/26 ... 2,268 2,243
L2205603.UP.FTS.B, 25.29%, 12/08/26 ... 6,851 488
L2204236.UP.FTS.B, 25.3%, 12/08/26 .... 5,560 5,497
L2205000.UP.FTS.B, 25.31%, 12/08/26 ... 907 895
L2203159.UP.FTS.B, 25.32%, 12/08/26 ... 13,373 13,169
L2202447.UP.FTS.B, 25.34%, 12/08/26 ... 1,831 1,812
L2201267.UP.FTS.B, 25.35%, 12/08/26 ... 1,091 1,079
L2207019.UP.FTS.B, 25.36%, 12/08/26 ... 1,519 1,499
L2203473.UP.FTS.B, 25.37%, 12/08/26 ... 2,001 1,967
L2206798.UP.FTS.B, 25.37%, 12/08/26 ... 2,260 2,218
L2204385.UP.FTS.B, 25.38%, 12/08/26 ... 1,089 1,078
L2204638.UP.FTS.B, 25.39%, 12/08/26 ... 2,998 433

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
170
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2203646.UP.FTS.B, 25.41%, 12/08/26 ... $ 1,030 $ 145
L2204272.UP.FTS.B, 25.42%, 12/08/26 ... 1,468 1,451
L2201606.UP.FTS.B, 25.43%, 12/08/26 ... 2,449 2,425
L2200684.UP.FTS.B, 25.47%, 12/08/26 ... 4,358 1,246
L2201578.UP.FTS.B, 25.47%, 12/08/26 ... 19,896 1,431
L2200539.UP.FTS.B, 25.48%, 12/08/26 ... 4,900 4,851
L2202562.UP.FTS.B, 25.48%, 12/08/26 ... 1,178 85
L2200596.UP.FTS.B, 25.49%, 12/08/26 ... 9,436 9,343
L2174737.UP.FTS.B, 25.5%, 12/08/26 .... 7,044 502
L2202382.UP.FTS.B, 25.5%, 12/08/26 .... 1,633 1,617
L2205914.UP.FTS.B, 25.51%, 12/08/26 ... 2,075 149
L2204469.UP.FTS.B, 25.55%, 12/08/26 ... 2,825 2,794
FW2205017.UP.FTS.B, 25.6%, 12/08/26 .. 8,317 2,377
L2206619.UP.FTS.B, 25.63%, 12/08/26 ... 6,808 6,740
FW2202148.UP.FTS.B, 25.64%, 12/08/26 . 2,296 1,362
L2201626.UP.FTS.B, 25.65%, 12/08/26 ... 5,810 5,752
L2201840.UP.FTS.B, 25.74%, 12/08/26 ... 31,189 2,220
FW2203682.UP.FTS.B, 25.75%, 12/08/26 . 1,515 8
FW2202207.UP.FTS.B, 25.82%, 12/08/26 . 9,708 9,611
L2206615.UP.FTS.B, 25.87%, 12/08/26 ... 13,151 13,005
FW2201315.UP.FTS.B, 25.9%, 12/08/26 .. 9,559 680
FW2202260.UP.FTS.B, 25.91%, 12/08/26 . 1,159 83
L2200110.UP.FTS.B, 25.93%, 12/08/26 ... 6,814 6,740
L2205529.UP.FTS.B, 25.96%, 12/08/26 ... 6,359 6,296
FW2202648.UP.FTS.B, 26.05%, 12/08/26 . 7,263 7,191
L2200501.UP.FTS.B, 26.06%, 12/08/26 ... 1,999 1,979
FW2201661.UP.FTS.B, 26.35%, 12/08/26 . 13,640 13,505
FW2204619.UP.FTS.B, 26.36%, 12/08/26 . 2,273 2,251
L2200760.UP.FTS.B, 26.49%, 12/08/26 ... 10,007 9,908
L2203179.UP.FTS.B, 26.54%, 12/08/26 ... 3,639 3,603
L2206371.UP.FTS.B, 26.6%, 12/08/26 .... 2,392 52
L2200890.UP.FTS.B, 26.66%, 12/08/26 ... 4,247 623
L2203211.UP.FTS.B, 26.69%, 12/08/26 ... 10,106 1,459
FW2205293.UP.FTS.B, 26.73%, 12/08/26 . 3,641 3,605
FW2205905.UP.FTS.B, 26.96%, 12/08/26 . 1,893 545
FW2205802.UP.FTS.B, 27%, 12/08/26 ... 3,223 3,190
FW2205878.UP.FTS.B, 27.25%, 12/08/26 . 1,823 1,803
FW2200840.UP.FTS.B, 27.39%, 12/08/26 . 7,658 7,583
FW2205131.UP.FTS.B, 27.64%, 12/08/26 . 2,828 2,800
FW2202637.UP.FTS.B, 27.67%, 12/08/26 . 10,035 9,937
FW2204516.UP.FTS.B, 27.99%, 12/08/26 . 4,558 4,513
FW2205704.UP.FTS.B, 28.05%, 12/08/26 . 4,566 4,521
FW2206331.UP.FTS.B, 28.09%, 12/08/26 . 9,589 9,495
FW2206860.UP.FTS.B, 28.2%, 12/08/26 .. 3,197 3,166
FW2205370.UP.FTS.B, 28.26%, 12/08/26 . 6,003 5,937
FW2200263.UP.FTS.B, 28.29%, 12/08/26 . 16,447 16,286
FW2202084.UP.FTS.B, 28.33%, 12/08/26 . 1,371 1,357
FW2206080.UP.FTS.B, 28.43%, 12/08/26 . 3,240 1,927
FW2205751.UP.FTS.B, 28.59%, 12/08/26 . 1,098 1,086
FW2199479.UP.FTS.B, 28.66%, 12/08/26 . 13,718 13,584
FW2196644.UP.FTS.B, 28.68%, 12/08/26 . 3,330 (19)
FW2202805.UP.FTS.B, 28.71%, 12/08/26 . 2,517 179
FW2202420.UP.FTS.B, 28.72%, 12/08/26 . 4,418 4,367
FW2203128.UP.FTS.B, 28.72%, 12/08/26 . 919 909
FW2200463.UP.FTS.B, 28.91%, 12/08/26 . 1,098 1,087
FW2206016.UP.FTS.B, 28.92%, 12/08/26 . 2,102 2,061
FW2201925.UP.FTS.B, 29.05%, 12/08/26 . 1,199 1,184
FW2200712.UP.FTS.B, 29.25%, 12/08/26 . 2,767 2,738
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2195267.UP.FTS.B, 29.27%, 12/08/26 . $ 6,777 $ 6,711
FW2205727.UP.FTS.B, 29.33%, 12/08/26 . 10,097 9,990
FW2204212.UP.FTS.B, 29.48%, 12/08/26 . 14,935 14,790
FW2202312.UP.FTS.B, 29.54%, 12/08/26 . 6,720 472
FW2203404.UP.FTS.B, 29.65%, 12/08/26 . 1,767 1,748
FW2201641.UP.FTS.B, 29.67%, 12/08/26 . 7,517 7,444
FW2206862.UP.FTS.B, 29.87%, 12/08/26 . 4,402 4,360
FW2202455.UP.FTS.B, 29.91%, 12/08/26 . 2,887 (87)
FW2200914.UP.FTS.B, 29.96%, 12/08/26 . 15,874 15,633
FW2204135.UP.FTS.B, 30.05%, 12/08/26 . 4,803 337
FW2201513.UP.FTS.B, 30.22%, 12/08/26 . 1,560 1,545
FW2205595.UP.FTS.B, 30.3%, 12/08/26 .. 4,035 283
FW2204427.UP.FTS.B, 30.34%, 12/08/26 . 7,345 7,274
FW2203423.UP.FTS.B, 30.49%, 12/08/26 . 918 909
FW2201341.UP.FTS.B, 30.5%, 12/08/26 .. 9,505 1,362
FW2204255.UP.FTS.B, 30.54%, 12/08/26 . 1,470 1,455
FW2202866.UP.FTS.B, 30.6%, 12/08/26 .. 1,011 1,001
FW2204565.UP.FTS.B, 30.62%, 12/08/26 . 5,239 (63)
FW2205951.UP.FTS.B, 30.74%, 12/08/26 . 47,339 6,768
FW2200422.UP.FTS.B, 30.75%, 12/08/26 . 6,433 6,371
FW2200654.UP.FTS.B, 30.75%, 12/08/26 . 3,280 25
FW2203485.UP.FTS.B, 30.82%, 12/08/26 . 1,505 105
FW2205386.UP.FTS.B, 30.87%, 12/08/26 . 8,986 8,889
FW2197539.UP.FTS.B, 30.89%, 12/08/26 . 5,572 3,321
FW2201735.UP.FTS.B, 30.95%, 12/08/26 . 1,103 1,093
FW2202156.UP.FTS.B, 31.02%, 12/08/26 . 1,154 27
FW2201142.UP.FTS.B, 31.05%, 12/08/26 . 920 911
FW2202624.UP.FTS.B, 31.06%, 12/08/26 . 2,174 310
FW2203290.UP.FTS.B, 31.07%, 12/08/26 . 1,288 1,275
FW2206683.UP.FTS.B, 31.07%, 12/08/26 . 1,916 1,896
FW2201843.UP.FTS.B, 31.08%, 12/08/26 . 1,563 1,548
FW2205002.UP.FTS.B, 31.08%, 12/08/26 . 2,851 2,824
FW2202334.UP.FTS.B, 31.12%, 12/08/26 . 3,492 247
FW2200524.UP.FTS.B, 31.14%, 12/08/26 . 6,279 6,208
FW2201347.UP.FTS.B, 31.17%, 12/08/26 . 2,358 2,333
FW2199311.UP.FTS.B, 31.18%, 12/08/26 . 1,288 1,275
FW2205181.UP.FTS.B, 31.19%, 12/08/26 . 1,932 1,913
FW2200444.UP.FTS.B, 31.21%, 12/08/26 . 3,606 3,569
FW2201322.UP.FTS.B, 31.21%, 12/08/26 . 2,627 184
FW2201772.UP.FTS.B, 31.27%, 12/08/26 . 5,060 5,012
FW2203252.UP.FTS.B, 31.37%, 12/08/26 . 3,420 484
FW2203711.UP.FTS.B, 31.37%, 12/08/26 . 8,835 8,749
FW2202425.UP.FTS.B, 31.38%, 12/08/26 . 3,221 3,190
FW2200697.UP.FTS.B, 31.46%, 12/08/26 . 3,203 3,170
FW2201710.UP.FTS.B, 31.5%, 12/08/26 .. 4,731 675
FW2199126.UP.FTS.B, 31.54%, 12/08/26 . 5,708 5,653
FW2202345.UP.FTS.B, 31.56%, 12/08/26 . 4,041 282
FW2201498.UP.FTS.B, 31.9%, 12/08/26 .. 5,805 5,749
FW2203562.UP.FTS.B, 32.34%, 12/08/26 . 5,534 5,480
FW2411209.UP.FTS.B, 5.24%, 1/11/27 ... 17,321 17,231
L2411009.UP.FTS.B, 5.26%, 1/11/27 ..... 30,313 30,157
FW2412321.UP.FTS.B, 5.36%, 1/11/27 ... 43,320 43,097
L2408655.UP.FTS.B, 5.7%, 1/11/27 ...... 18,302 18,208
L2409091.UP.FTS.B, 5.78%, 1/11/27 ..... 1,909 1,899
L2402399.UP.FTS.B, 6.09%, 1/11/27 ..... 23,537 23,416
FW2408524.UP.FTS.B, 6.18%, 1/11/27 ... 9,383 9,335
L2413519.UP.FTS.B, 6.19%, 1/11/27 ..... 21,754 21,645
FW2411884.UP.FTS.B, 6.2%, 1/11/27 .... 21,721 21,610

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
171
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2411685.UP.FTS.B, 7.25%, 1/11/27 ..... $ 13,091 $ 12,994
L2411160.UP.FTS.B, 7.26%, 1/11/27 ..... 13,078 13,012
FW2406810.UP.FTS.B, 7.3%, 1/11/27 .... 5,519 5,491
L2410292.UP.FTS.B, 7.3%, 1/11/27 ...... 3,655 3,628
L2411745.UP.FTS.B, 7.47%, 1/11/27 ..... 6,108 6,062
L2408660.UP.FTS.B, 7.61%, 1/11/27 ..... 6,023 5,978
L2412468.UP.FTS.B, 7.67%, 1/11/27 ..... 38,987 9,424
L2412785.UP.FTS.B, 7.81%, 1/11/27 ..... 1,747 1,734
L2412559.UP.FTS.B, 7.83%, 1/11/27 ..... 4,193 4,159
L2408557.UP.FTS.B, 7.86%, 1/11/27 ..... 4,368 4,336
L2407811.UP.FTS.B, 7.94%, 1/11/27 ..... 6,992 6,940
L2412462.UP.FTS.B, 7.99%, 1/11/27 ..... 3,059 3,036
L2412874.UP.FTS.B, 8.03%, 1/11/27 ..... 5,970 5,924
L2413039.UP.FTS.B, 8.03%, 1/11/27 ..... 13,111 13,014
L2412920.UP.FTS.B, 8.25%, 1/11/27 ..... 13,120 13,023
FW2407114.UP.FTS.B, 8.36%, 1/11/27 ... 11,342 828
L2412901.UP.FTS.B, 8.44%, 1/11/27 ..... 13,359 6,781
L2410004.UP.FTS.B, 8.45%, 1/11/27 ..... 8,403 8,340
L2410102.UP.FTS.B, 8.56%, 1/11/27 ..... 3,065 3,042
L2410384.UP.FTS.B, 8.56%, 1/11/27 ..... 18,913 18,773
FW2413850.UP.FTS.B, 8.58%, 1/11/27 ... 9,370 9,301
L2413727.UP.FTS.B, 8.61%, 1/11/27 ..... 3,766 3,738
L2409419.UP.FTS.B, 8.66%, 1/11/27 ..... 8,759 8,694
L2412142.UP.FTS.B, 8.74%, 1/11/27 ..... 14,806 14,696
FW2410081.UP.FTS.B, 8.78%, 1/11/27 ... 15,772 15,655
L2413256.UP.FTS.B, 8.78%, 1/11/27 ..... 15,772 15,655
FW2413835.UP.FTS.B, 8.81%, 1/11/27 ... 9,948 2,410
FW2409381.UP.FTS.B, 8.85%, 1/11/27 ... 3,944 3,915
L2407187.UP.FTS.B, 8.85%, 1/11/27 ..... 4,374 4,341
L2413316.UP.FTS.B, 8.98%, 1/11/27 ..... 10,532 10,454
FW2411415.UP.FTS.B, 9.04%, 1/11/27 ... 6,027 5,982
FW2413111.UP.FTS.B, 9.07%, 1/11/27 ... 6,995 6,943
FW2411385.UP.FTS.B, 9.23%, 1/11/27 ... 7,897 7,839
L2405469.UP.FTS.B, 9.26%, 1/11/27 ..... 6,948 6,896
L2411758.UP.FTS.B, 9.34%, 1/11/27 ..... 992 517
FW2413046.UP.FTS.B, 9.47%, 1/11/27 ... 6,300 6,251
L2408994.UP.FTS.B, 9.47%, 1/11/27 ..... 6,602 6,553
L2410685.UP.FTS.B, 9.48%, 1/11/27 ..... 7,905 7,847
L2408154.UP.FTS.B, 9.67%, 1/11/27 ..... 13,365 1,774
L2412775.UP.FTS.B, 9.82%, 1/11/27 ..... 21,821 21,598
FW2406985.UP.FTS.B, 9.83%, 1/11/27 ... 2,637 2,618
L2412433.UP.FTS.B, 9.93%, 1/11/27 ..... 7,475 7,399
L2404630.UP.FTS.B, 10.03%, 1/11/27 .... 43,985 43,661
L2411759.UP.FTS.B, 10.11%, 1/11/27 .... 19,292 19,149
L2411458.UP.FTS.B, 10.12%, 1/11/27 .... 1,936 1,922
L2411928.UP.FTS.B, 10.18%, 1/11/27 .... 4,400 4,356
L2408600.UP.FTS.B, 10.21%, 1/11/27 .... 3,774 3,736
L2408318.UP.FTS.B, 10.27%, 1/11/27 .... 3,521 3,486
FW2412294.UP.FTS.B, 10.3%, 1/11/27 ... 4,738 346
L2412184.UP.FTS.B, 10.32%, 1/11/27 .... 2,843 208
L2413945.UP.FTS.B, 10.53%, 1/11/27 .... 19,382 19,186
L2411092.UP.FTS.B, 10.65%, 1/11/27 .... 8,407 8,322
L2411539.UP.FTS.B, 10.75%, 1/11/27 .... 5,304 5,250
L2411021.UP.FTS.B, 10.83%, 1/11/27 .... 7,034 6,982
FW2412113.UP.FTS.B, 10.85%, 1/11/27 .. 22,048 21,825
L2411940.UP.FTS.B, 10.86%, 1/11/27 .... 1,940 1,921
L2409581.UP.FTS.B, 10.9%, 1/11/27 ..... 9,355 533
L2411297.UP.FTS.B, 10.9%, 1/11/27 ..... 7,850 7,771
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2413322.UP.FTS.B, 10.93%, 1/11/27 .... $ 9,351 $ 9,256
L2409346.UP.FTS.B, 10.95%, 1/11/27 .... 13,233 13,099
L2413229.UP.FTS.B, 11.26%, 1/11/27 .... 15,853 15,691
L2406699.UP.FTS.B, 11.27%, 1/11/27 .... 4,212 234
L2407799.UP.FTS.B, 11.35%, 1/11/27 .... 10,919 2,746
FW2413104.UP.FTS.B, 11.4%, 1/11/27 ... 10,578 10,471
FW2409223.UP.FTS.B, 11.43%, 1/11/27 .. 1,939 263
L2410182.UP.FTS.B, 11.47%, 1/11/27 .... 13,220 13,097
L2411571.UP.FTS.B, 11.47%, 1/11/27 .... 6,892 6,820
L2413044.UP.FTS.B, 11.78%, 1/11/27 .... 7,075 7,004
L2410361.UP.FTS.B, 11.82%, 1/11/27 .... 9,730 9,632
FW2408471.UP.FTS.B, 11.94%, 1/11/27 .. 5,309 5,255
L2405206.UP.FTS.B, 12.1%, 1/11/27 ..... 21,306 21,091
L2413627.UP.FTS.B, 12.33%, 1/11/27 .... 27,497 6,939
L2370107.UP.FTS.B, 12.85%, 1/11/27 .... 4,347 4,304
L2412100.UP.FTS.B, 13.07%, 1/11/27 .... 5,804 5,746
L2409206.UP.FTS.B, 13.1%, 1/11/27 ..... 3,547 3,511
L2413356.UP.FTS.B, 13.4%, 1/11/27 ..... 7,625 551
L2411596.UP.FTS.B, 13.42%, 1/11/27 .... 4,430 4,385
L2411372.UP.FTS.B, 13.45%, 1/11/27 .... 5,333 5,279
FW2412293.UP.FTS.B, 13.57%, 1/11/27 .. 4,690 4,643
FW2411936.UP.FTS.B, 13.61%, 1/11/27 .. 6,799 6,730
FW2412839.UP.FTS.B, 13.8%, 1/11/27 ... 9,535 9,439
FW2407206.UP.FTS.B, 13.82%, 1/11/27 .. 5,339 5,285
FW2410061.UP.FTS.B, 13.89%, 1/11/27 .. 17,799 17,620
L2412970.UP.FTS.B, 14.15%, 1/11/27 .... 27,272 14,339
L2409821.UP.FTS.B, 14.42%, 1/11/27 .... 4,813 4,765
L2410324.UP.FTS.B, 14.46%, 1/11/27 .... 17,024 16,851
L2405215.UP.FTS.B, 14.48%, 1/11/27 .... 25,852 25,579
L2408774.UP.FTS.B, 14.55%, 1/11/27 .... 3,567 3,516
FW2412832.UP.FTS.B, 14.73%, 1/11/27 .. 5,575 756
L2410681.UP.FTS.B, 14.74%, 1/11/27 .... 2,230 2,208
L2408843.UP.FTS.B, 14.84%, 1/11/27 .... 2,723 2,694
L2407539.UP.FTS.B, 14.97%, 1/11/27 .... 10,808 5,670
L2412759.UP.FTS.B, 15.38%, 1/11/27 .... 5,363 5,287
L2412202.UP.FTS.B, 15.67%, 1/11/27 .... 5,367 5,313
FW2409433.UP.FTS.B, 15.77%, 1/11/27 .. 22,369 22,146
L2410725.UP.FTS.B, 15.84%, 1/11/27 .... 17,450 17,269
L2413295.UP.FTS.B, 15.96%, 1/11/27 .... 5,829 5,744
L2408436.UP.FTS.B, 15.99%, 1/11/27 .... 35,811 35,301
FW2412862.UP.FTS.B, 16.01%, 1/11/27 .. 9,133 9,041
L2379748.UP.FTS.B, 16.06%, 1/11/27 .... 3,940 3,884
L2410414.UP.FTS.B, 16.07%, 1/11/27 .... 4,453 4,389
L2413878.UP.FTS.B, 16.28%, 1/11/27 .... 9,873 9,774
L2413797.UP.FTS.B, 16.41%, 1/11/27 .... 8,928 8,800
L2412207.UP.FTS.B, 16.44%, 1/11/27 .... 1,699 66
L2406986.UP.FTS.B, 16.62%, 1/11/27 .... 4,484 4,420
L2412621.UP.FTS.B, 16.62%, 1/11/27 .... 3,587 3,536
L2407022.UP.FTS.B, 16.96%, 1/11/27 .... 4,488 4,425
L2409264.UP.FTS.B, 16.99%, 1/11/27 .... 8,978 8,850
FW2411635.UP.FTS.B, 17.05%, 1/11/27 .. 4,579 4,500
FW2412497.UP.FTS.B, 17.05%, 1/11/27 .. 8,979 8,851
L2412903.UP.FTS.B, 17.31%, 1/11/27 .... 1,451 104
FW2407072.UP.FTS.B, 17.38%, 1/11/27 .. 4,494 4,449
L2411840.UP.FTS.B, 17.48%, 1/11/27 .... 25,804 25,548
FW2410259.UP.FTS.B, 17.51%, 1/11/27 .. 8,794 8,693
L2406982.UP.FTS.B, 17.53%, 1/11/27 .... 8,182 8,040
L2412808.UP.FTS.B, 17.54%, 1/11/27 .... 8,991 8,863

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
172
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2410494.UP.FTS.B, 17.56%, 1/11/27 .... $ 17,983 $ 17,728
FW2411466.UP.FTS.B, 17.75%, 1/11/27 .. 1,799 1,774
L2407285.UP.FTS.B, 17.96%, 1/11/27 .... 4,501 4,423
FW2407640.UP.FTS.B, 18.05%, 1/11/27 .. 9,904 9,805
FW2407472.UP.FTS.B, 18.08%, 1/11/27 .. 23,410 23,178
L2410765.UP.FTS.B, 18.19%, 1/11/27 .... 6,713 6,616
L2410306.UP.FTS.B, 18.23%, 1/11/27 .... 6,305 6,243
FW2413451.UP.FTS.B, 18.29%, 1/11/27 .. 2,252 2,213
L2412214.UP.FTS.B, 18.34%, 1/11/27 .... 2,716 2,689
L2407240.UP.FTS.B, 18.45%, 1/11/27 .... 9,242 2,548
L2413233.UP.FTS.B, 18.45%, 1/11/27 .... 2,253 2,221
L2412345.UP.FTS.B, 18.51%, 1/11/27 .... 3,066 3,014
L2406617.UP.FTS.B, 18.6%, 1/11/27 ..... 1,915 138
L2413035.UP.FTS.B, 18.66%, 1/11/27 .... 2,668 2,621
FW2406958.UP.FTS.B, 18.83%, 1/11/27 .. 2,209 2,177
L2407160.UP.FTS.B, 18.83%, 1/11/27 .... 15,788 15,564
FW2406995.UP.FTS.B, 18.92%, 1/11/27 .. 11,149 10,976
L2409397.UP.FTS.B, 18.93%, 1/11/27 .... 7,220 7,117
L2413429.UP.FTS.B, 19.09%, 1/11/27 .... 808 799
L2407535.UP.FTS.B, 19.16%, 1/11/27 .... 4,876 4,807
L2412374.UP.FTS.B, 19.25%, 1/11/27 .... 10,871 10,746
L2413002.UP.FTS.B, 19.57%, 1/11/27 .... 3,977 3,909
L2410320.UP.FTS.B, 19.7%, 1/11/27 ..... 9,393 682
L2407259.UP.FTS.B, 19.81%, 1/11/27 .... 8,278 2,292
FW2410395.UP.FTS.B, 20.34%, 1/11/27 .. 4,529 4,450
FW2412607.UP.FTS.B, 20.39%, 1/11/27 .. 4,336 4,288
FW2410858.UP.FTS.B, 20.48%, 1/11/27 .. 2,003 1,975
L2395966.UP.FTS.B, 20.59%, 1/11/27 .... 14,863 14,705
FW2412890.UP.FTS.B, 20.68%, 1/11/27 .. 9,065 8,968
FW2410350.UP.FTS.B, 20.75%, 1/11/27 .. 9,067 8,970
L2406944.UP.FTS.B, 20.79%, 1/11/27 .... 9,647 9,536
FW2411255.UP.FTS.B, 20.89%, 1/11/27 .. 4,280 632
L2402977.UP.FTS.B, 20.95%, 1/11/27 .... 1,832 1,812
L2407644.UP.FTS.B, 21.08%, 1/11/27 .... 3,630 3,591
FW2409292.UP.FTS.B, 21.09%, 1/11/27 .. 23,483 3,366
L2412421.UP.FTS.B, 21.23%, 1/11/27 .... 2,457 2,428
L2406830.UP.FTS.B, 21.4%, 1/11/27 ..... 16,917 2,424
L2410708.UP.FTS.B, 21.43%, 1/11/27 .... 2,192 2,159
L2410907.UP.FTS.B, 21.6%, 1/11/27 ..... 3,180 3,146
FW2411595.UP.FTS.B, 21.83%, 1/11/27 .. 4,545 4,467
FW2413140.UP.FTS.B, 22.12%, 1/11/27 .. 4,549 4,500
L2413585.UP.FTS.B, 22.13%, 1/11/27 .... 7,278 7,201
FW2413038.UP.FTS.B, 22.18%, 1/11/27 .. 1,820 1,800
L2413170.UP.FTS.B, 22.26%, 1/11/27 .... 6,862 6,765
FW2411932.UP.FTS.B, 22.38%, 1/11/27 .. 4,894 2,586
L2413345.UP.FTS.B, 22.45%, 1/11/27 .... 5,463 5,404
L2410843.UP.FTS.B, 22.81%, 1/11/27 .... 4,101 4,057
FW2412276.UP.FTS.B, 22.84%, 1/11/27 .. 3,565 3,524
FW2408730.UP.FTS.B, 22.91%, 1/11/27 .. 16,276 16,094
L2410433.UP.FTS.B, 22.92%, 1/11/27 .... 1,823 1,792
FW2409793.UP.FTS.B, 22.96%, 1/11/27 .. 9,118 9,020
L2410796.UP.FTS.B, 23%, 1/11/27 ...... 6,545 6,474
L2410622.UP.FTS.B, 23.11%, 1/11/27 .... 4,377 4,331
L2413027.UP.FTS.B, 23.16%, 1/11/27 .... 7,296 7,218
L2399356.UP.FTS.B, 23.25%, 1/11/27 .... 5,473 5,415
FW2412083.UP.FTS.B, 23.34%, 1/11/27 .. 4,197 4,152
FW2411494.UP.FTS.B, 23.55%, 1/11/27 .. 3,395 981
L2411082.UP.FTS.B, 23.57%, 1/11/27 .... 10,491 10,379
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2408703.UP.FTS.B, 23.63%, 1/11/27 .... $ 5,391 $ 5,329
L2413373.UP.FTS.B, 23.72%, 1/11/27 .... 27,658 27,353
L2411227.UP.FTS.B, 23.8%, 1/11/27 ..... 3,821 562
FW2413529.UP.FTS.B, 23.86%, 1/11/27 .. 1,827 1,808
L2412570.UP.FTS.B, 23.87%, 1/11/27 .... 19,069 274
L2411288.UP.FTS.B, 23.94%, 1/11/27 .... 10,807 1,569
L2409471.UP.FTS.B, 23.96%, 1/11/27 .... 5,482 5,424
L2412292.UP.FTS.B, 24.03%, 1/11/27 .... 17,246 10,236
L2413379.UP.FTS.B, 24.03%, 1/11/27 .... 18,278 18,083
L2413360.UP.FTS.B, 24.07%, 1/11/27 .... 1,828 1,809
FW2412786.UP.FTS.B, 24.26%, 1/11/27 .. 7,773 7,690
L2413922.UP.FTS.B, 24.27%, 1/11/27 .... 3,099 223
L2412474.UP.FTS.B, 24.3%, 1/11/27 ..... 6,375 6,264
L2406745.UP.FTS.B, 24.41%, 1/11/27 .... 1,994 558
FW2409686.UP.FTS.B, 24.48%, 1/11/27 .. 6,407 6,338
FW2412331.UP.FTS.B, 24.55%, 1/11/27 .. 18,701 5,369
FW2411158.UP.FTS.B, 24.56%, 1/11/27 .. 2,856 419
L2411714.UP.FTS.B, 24.56%, 1/11/27 .... 2,460 2,433
L2407599.UP.FTS.B, 24.69%, 1/11/27 .... 10,807 10,687
FW2409812.UP.FTS.B, 24.81%, 1/11/27 .. 2,730 2,700
L2402374.UP.FTS.B, 24.82%, 1/11/27 .... 936 254
L2412557.UP.FTS.B, 24.83%, 1/11/27 .... 6,614 967
L2407837.UP.FTS.B, 24.89%, 1/11/27 .... 2,693 2,658
FW2411057.UP.FTS.B, 24.91%, 1/11/27 .. 3,225 3,189
FW2407461.UP.FTS.B, 25.01%, 1/11/27 .. 4,580 4,531
L2410747.UP.FTS.B, 25.02%, 1/11/27 .... 1,374 1,359
L2413166.UP.FTS.B, 25.02%, 1/11/27 .... 2,620 1,557
L2413478.UP.FTS.B, 25.02%, 1/11/27 .... 3,174 919
L2407824.UP.FTS.B, 25.08%, 1/11/27 .... 3,756 3,716
L2389901.UP.FTS.B, 25.09%, 1/11/27 .... 1,067 1,048
L2412701.UP.FTS.B, 25.09%, 1/11/27 .... 1,183 1,166
L2412420.UP.FTS.B, 25.12%, 1/11/27 .... 1,344 1,329
L2402682.UP.FTS.B, 25.13%, 1/11/27 .... 1,008 997
L2410276.UP.FTS.B, 25.16%, 1/11/27 .... 875 864
L2412631.UP.FTS.B, 25.16%, 1/11/27 .... 1,191 1,178
FW2412505.UP.FTS.B, 25.22%, 1/11/27 .. 4,307 4,261
L2406959.UP.FTS.B, 25.22%, 1/11/27 .... 10,509 10,374
L2413584.UP.FTS.B, 25.24%, 1/11/27 .... 1,100 1,081
L2413218.UP.FTS.B, 25.25%, 1/11/27 .... 1,124 314
L2412108.UP.FTS.B, 25.28%, 1/11/27 .... 3,264 (33)
L2406872.UP.FTS.B, 25.29%, 1/11/27 .... 4,860 4,808
L2413560.UP.FTS.B, 25.29%, 1/11/27 .... 3,220 3,183
L2410164.UP.FTS.B, 25.3%, 1/11/27 ..... 1,110 1,098
L2412052.UP.FTS.B, 25.3%, 1/11/27 ..... 12,334 12,154
L2406611.UP.FTS.B, 25.32%, 1/11/27 .... 21,268 21,020
FW2411982.UP.FTS.B, 25.34%, 1/11/27 .. 4,566 4,515
L2409213.UP.FTS.B, 25.34%, 1/11/27 .... 4,908 2,914
L2413580.UP.FTS.B, 25.34%, 1/11/27 .... 1,639 117
L2411780.UP.FTS.B, 25.37%, 1/11/27 .... 3,330 3,278
L2413809.UP.FTS.B, 25.37%, 1/11/27 .... 7,244 7,167
L2393106.UP.FTS.B, 25.38%, 1/11/27 .... 8,809 5,061
L2409900.UP.FTS.B, 25.4%, 1/11/27 ..... 929 552
L2411491.UP.FTS.B, 25.4%, 1/11/27 ..... 2,265 2,226
L2413553.UP.FTS.B, 25.42%, 1/11/27 .... 1,265 90
L2407550.UP.FTS.B, 25.46%, 1/11/27 .... 1,040 152
L2412889.UP.FTS.B, 25.46%, 1/11/27 .... 1,742 1,724
L2406911.UP.FTS.B, 25.47%, 1/11/27 .... 2,038 2,007
L2411973.UP.FTS.B, 25.47%, 1/11/27 .... 1,192 1,179

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
173
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2411979.UP.FTS.B, 25.48%, 1/11/27 .... $ 1,008 $ 997
L2412081.UP.FTS.B, 25.48%, 1/11/27 .... 5,777 5,715
L2411173.UP.FTS.B, 25.49%, 1/11/27 .... 1,284 1,271
L2413595.UP.FTS.B, 25.51%, 1/11/27 .... 3,026 2,994
L2412805.UP.FTS.B, 25.53%, 1/11/27 .... 6,145 6,079
FW2412928.UP.FTS.B, 25.61%, 1/11/27 .. 1,835 1,815
FW2407809.UP.FTS.B, 25.64%, 1/11/27 .. 11,650 11,525
L2410766.UP.FTS.B, 25.7%, 1/11/27 ..... 6,241 3,709
FW2410664.UP.FTS.B, 25.72%, 1/11/27 .. 1,855 1,102
FW2410079.UP.FTS.B, 25.81%, 1/11/27 .. 2,810 1,671
L2406866.UP.FTS.B, 25.98%, 1/11/27 .... 1,660 1,641
L2413661.UP.FTS.B, 25.98%, 1/11/27 .... 2,401 2,374
L2408715.UP.FTS.B, 26.2%, 1/11/27 ..... 13,061 12,917
L2412410.UP.FTS.B, 26.21%, 1/11/27 .... 6,888 6,815
FW2412377.UP.FTS.B, 26.3%, 1/11/27 ... 5,715 5,649
FW2411046.UP.FTS.B, 26.47%, 1/11/27 .. 8,099 8,001
L2409231.UP.FTS.B, 26.66%, 1/11/27 .... 4,449 4,396
L2410155.UP.FTS.B, 26.8%, 1/11/27 ..... 7,358 7,279
FW2409497.UP.FTS.B, 26.87%, 1/11/27 .. 1,838 1,818
FW2410552.UP.FTS.B, 27%, 1/11/27 .... 1,860 1,106
FW2410687.UP.FTS.B, 27.05%, 1/11/27 .. 13,803 13,655
FW2408955.UP.FTS.B, 27.26%, 1/11/27 .. 2,307 2,280
FW2407003.UP.FTS.B, 27.4%, 1/11/27 ... 6,316 924
FW2413526.UP.FTS.B, 27.48%, 1/11/27 .. 9,222 9,115
FW2410353.UP.FTS.B, 27.55%, 1/11/27 .. 8,323 8,229
FW2410176.UP.FTS.B, 27.65%, 1/11/27 .. 5,564 5,502
FW2412354.UP.FTS.B, 27.69%, 1/11/27 .. 922 912
FW2412160.UP.FTS.B, 27.76%, 1/11/27 .. 3,686 3,647
FW2406988.UP.FTS.B, 27.86%, 1/11/27 .. 4,609 4,560
FW2408818.UP.FTS.B, 27.86%, 1/11/27 .. 10,439 10,301
FW2410214.UP.FTS.B, 27.92%, 1/11/27 .. 48,751 3,478
FW2410159.UP.FTS.B, 27.94%, 1/11/27 .. 4,110 4,064
FW2402005.UP.FTS.B, 28.28%, 1/11/27 .. 1,744 1,721
FW2413704.UP.FTS.B, 28.34%, 1/11/27 .. 21,810 3,227
FW2406115.UP.FTS.B, 28.41%, 1/11/27 .. 5,076 5,022
FW2410714.UP.FTS.B, 28.59%, 1/11/27 .. 1,119 667
FW2405234.UP.FTS.B, 28.71%, 1/11/27 .. 1,088 1,075
FW2413762.UP.FTS.B, 28.85%, 1/11/27 .. 3,695 3,655
FW2410593.UP.FTS.B, 28.88%, 1/11/27 .. 8,315 8,226
FW2412229.UP.FTS.B, 28.91%, 1/11/27 .. 3,848 2,288
FW2412768.UP.FTS.B, 29.24%, 1/11/27 .. 2,709 190
FW2411293.UP.FTS.B, 29.42%, 1/11/27 .. 1,480 1,464
FW2407567.UP.FTS.B, 29.43%, 1/11/27 .. 3,701 3,661
FW2412515.UP.FTS.B, 29.43%, 1/11/27 .. 1,869 1,114
FW2407055.UP.FTS.B, 29.46%, 1/11/27 .. 4,459 4,403
FW2408568.UP.FTS.B, 29.5%, 1/11/27 ... 4,163 4,118
FW2411354.UP.FTS.B, 29.5%, 1/11/27 ... 3,242 (37)
FW2403902.UP.FTS.B, 29.51%, 1/11/27 .. 2,056 1,227
FW2410442.UP.FTS.B, 29.53%, 1/11/27 .. 1,846 1,826
FW2412625.UP.FTS.B, 30.04%, 1/11/27 .. 5,809 407
FW2407473.UP.FTS.B, 30.14%, 1/11/27 .. 3,170 3,119
FW2412942.UP.FTS.B, 30.18%, 1/11/27 .. 3,520 3,482
FW2400724.UP.FTS.B, 30.27%, 1/11/27 .. 6,704 4,011
FW2413192.UP.FTS.B, 30.3%, 1/11/27 ... 5,931 5,867
FW2413390.UP.FTS.B, 30.33%, 1/11/27 .. 4,050 4,005
FW2409559.UP.FTS.B, 30.37%, 1/11/27 .. 1,020 1,009
FW2407748.UP.FTS.B, 30.43%, 1/11/27 .. 2,224 2,200
FW2395496.UP.FTS.B, 30.49%, 1/11/27 .. 5,298 5,237
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2413147.UP.FTS.B, 30.55%, 1/11/27 .. $ 3,767 $ 3,725
FW2390839.UP.FTS.B, 30.58%, 1/11/27 .. 773 758
FW2410881.UP.FTS.B, 30.59%, 1/11/27 .. 918 547
FW2413484.UP.FTS.B, 30.59%, 1/11/27 .. 936 559
FW2413018.UP.FTS.B, 30.69%, 1/11/27 .. 1,134 1,113
FW2410149.UP.FTS.B, 30.7%, 1/11/27 ... 1,476 105
FW2408341.UP.FTS.B, 30.72%, 1/11/27 .. 961 946
FW2413509.UP.FTS.B, 30.72%, 1/11/27 .. 1,157 1,143
FW2410308.UP.FTS.B, 30.74%, 1/11/27 .. 1,018 1,007
FW2412502.UP.FTS.B, 30.76%, 1/11/27 .. 13,911 13,761
FW2410401.UP.FTS.B, 30.79%, 1/11/27 .. 1,206 1,193
FW2413758.UP.FTS.B, 30.79%, 1/11/27 .. 1,634 (18)
FW2412911.UP.FTS.B, 30.8%, 1/11/27 ... 969 68
FW2408824.UP.FTS.B, 30.81%, 1/11/27 .. 1,577 1,560
FW2412224.UP.FTS.B, 30.81%, 1/11/27 .. 2,595 (29)
FW2410697.UP.FTS.B, 30.88%, 1/11/27 .. 1,749 1,729
FW2411299.UP.FTS.B, 30.92%, 1/11/27 .. 1,598 954
FW2392367.UP.FTS.B, 30.94%, 1/11/27 .. 2,131 1,271
FW2411070.UP.FTS.B, 30.94%, 1/11/27 .. 4,457 311
FW2411172.UP.FTS.B, 30.96%, 1/11/27 .. 5,381 5,324
FW2413017.UP.FTS.B, 30.97%, 1/11/27 .. 2,343 2,317
FW2411010.UP.FTS.B, 31.02%, 1/11/27 .. 4,176 4,132
FW2409966.UP.FTS.B, 31.03%, 1/11/27 .. 3,062 3,029
FW2412503.UP.FTS.B, 31.04%, 1/11/27 .. 1,744 257
FW2407947.UP.FTS.B, 31.05%, 1/11/27 .. 3,341 3,305
FW2412394.UP.FTS.B, 31.05%, 1/11/27 .. 1,949 1,928
FW2411701.UP.FTS.B, 31.06%, 1/11/27 .. 2,149 2,119
FW2411738.UP.FTS.B, 31.08%, 1/11/27 .. 1,670 1,653
FW2412486.UP.FTS.B, 31.11%, 1/11/27 .. 4,311 2,574
FW2408288.UP.FTS.B, 31.13%, 1/11/27 .. 2,070 2,040
FW2413942.UP.FTS.B, 31.15%, 1/11/27 .. 1,114 1,102
FW2407798.UP.FTS.B, 31.16%, 1/11/27 .. 5,942 (89)
FW2409027.UP.FTS.B, 31.16%, 1/11/27 .. 1,485 1,469
FW2413313.UP.FTS.B, 31.16%, 1/11/27 .. 3,876 270
FW2413418.UP.FTS.B, 31.16%, 1/11/27 .. 7,171 500
FW2407226.UP.FTS.B, 31.18%, 1/11/27 .. 3,052 3,019
FW2410271.UP.FTS.B, 31.19%, 1/11/27 .. 1,764 1,745
FW2412133.UP.FTS.B, 31.2%, 1/11/27 ... 1,179 1,162
FW2413443.UP.FTS.B, 31.32%, 1/11/27 .. 4,034 2,410
FW2409156.UP.FTS.B, 31.35%, 1/11/27 .. 3,801 1,103
FW2410499.UP.FTS.B, 31.67%, 1/11/27 .. 1,669 985
FW2408747.UP.FTS.B, 31.68%, 1/11/27 .. 11,325 11,199
FW2410407.UP.FTS.B, 31.96%, 1/11/27 .. 2,892 843
FW2411062.UP.FTS.B, 32.46%, 1/11/27 .. 6,514 6,444
FW2413772.UP.FTS.B, 32.47%, 1/11/27 .. 1,928 1,892
FW2412816.UP.FTS.B, 33.43%, 1/11/27 .. 1,486 430
FW2410751.UP.FTS.B, 34.47%, 1/11/27 .. 4,577 4,528
L2419418.UP.FTS.B, 5.42%, 1/12/27 .... 15,077 15,003
L2415328.UP.FTS.B, 5.83%, 1/12/27 .... 42,316 42,110
L2418737.UP.FTS.B, 5.93%, 1/12/27 .... 3,472 3,456
L2414458.UP.FTS.B, 5.96%, 1/12/27 .... 26,044 25,922
L2393298.UP.FTS.B, 5.98%, 1/12/27 .... 1,322 1,314
L2414801.UP.FTS.B, 6.11%, 1/12/27 ..... 9,551 9,506
L2419934.UP.FTS.B, 6.15%, 1/12/27 .... 8,692 8,653
L2418198.UP.FTS.B, 6.19%, 1/12/27 .... 14,609 1,909
L2419361.UP.FTS.B, 6.41%, 1/12/27 .... 1,304 1,298
L2402757.UP.FTS.B, 6.51%, 1/12/27 .... 6,088 6,060
L2416784.UP.FTS.B, 6.53%, 1/12/27 .... 1,740 1,732

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
174
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2418799.UP.FTS.B, 6.56%, 1/12/27 .... $ 10,444 $ 10,397
L2417049.UP.FTS.B, 6.6%, 1/12/27 ..... 5,078 5,049
FW2414856.UP.FTS.B, 6.64%, 1/12/27 ... 870 866
L2415375.UP.FTS.B, 6.85%, 1/12/27 .... 5,223 5,199
L2416695.UP.FTS.B, 6.86%, 1/12/27 .... 3,918 3,901
L2414595.UP.FTS.B, 7.05%, 1/12/27 .... 6,535 6,490
L2419333.UP.FTS.B, 7.27%, 1/12/27 .... 12,195 12,111
FW2415988.UP.FTS.B, 7.29%, 1/12/27 ... 17,440 17,320
L2417990.UP.FTS.B, 7.34%, 1/12/27 .... 43,606 43,306
L2419307.UP.FTS.B, 7.34%, 1/12/27 .... 35,496 35,336
L2417199.UP.FTS.B, 7.43%, 1/12/27 .... 39,595 39,317
FW2415894.UP.FTS.B, 7.44%, 1/12/27 ... 13,097 13,040
FW2419541.UP.FTS.B, 7.5%, 1/12/27 .... 13,089 12,999
L2414153.UP.FTS.B, 7.51%, 1/12/27 .... 2,182 2,172
L2419299.UP.FTS.B, 7.55%, 1/12/27 .... 10,471 10,399
L2417691.UP.FTS.B, 7.69%, 1/12/27 .... 19,852 19,762
L2414031.UP.FTS.B, 7.78%, 1/12/27 .... 13,974 13,878
L2417969.UP.FTS.B, 8.13%, 1/12/27 .... 6,470 6,426
FW2416734.UP.FTS.B, 8.22%, 1/12/27 ... 4,235 4,205
L2416137.UP.FTS.B, 8.26%, 1/12/27 .... 9,097 9,035
L2417948.UP.FTS.B, 8.36%, 1/12/27 .... 964 957
FW2415662.UP.FTS.B, 8.6%, 1/12/27 .... 6,148 6,107
L2418166.UP.FTS.B, 8.62%, 1/12/27 .... 4,272 4,242
L2414318.UP.FTS.B, 8.81%, 1/12/27 .... 14,502 14,405
FW2416458.UP.FTS.B, 9.06%, 1/12/27 ... 2,813 2,795
FW2419066.UP.FTS.B, 9.06%, 1/12/27 ... 1,691 1,679
L2414012.UP.FTS.B, 9.06%, 1/12/27 .... 8,770 8,732
L2416545.UP.FTS.B, 9.07%, 1/12/27 .... 12,842 12,753
L2418009.UP.FTS.B, 9.08%, 1/12/27 .... 10,524 10,454
L2414474.UP.FTS.B, 9.1%, 1/12/27 ..... 5,284 5,250
L2414926.UP.FTS.B, 9.43%, 1/12/27 .... 27,304 27,125
L2413887.UP.FTS.B, 9.49%, 1/12/27 .... 5,267 5,218
FW2419389.UP.FTS.B, 9.58%, 1/12/27 ... 2,005 1,990
L2418929.UP.FTS.B, 9.6%, 1/12/27 ..... 13,178 13,091
FW2415990.UP.FTS.B, 9.9%, 1/12/27 .... 26,381 26,134
L2414275.UP.FTS.B, 9.91%, 1/12/27 .... 35,173 34,941
L2417012.UP.FTS.B, 10.17%, 1/12/27 .... 1,760 1,749
L2415942.UP.FTS.B, 10.21%, 1/12/27 .... 13,203 13,116
FW2417548.UP.FTS.B, 10.24%, 1/12/27 .. 13,204 13,117
FW2418007.UP.FTS.B, 10.28%, 1/12/27 .. 2,201 2,180
FW2418613.UP.FTS.B, 10.3%, 1/12/27 ... 3,489 3,465
FW2417403.UP.FTS.B, 10.31%, 1/12/27 .. 6,186 6,128
L2417034.UP.FTS.B, 10.34%, 1/12/27 .... 23,573 23,420
L2415901.UP.FTS.B, 10.41%, 1/12/27 .... 14,092 13,961
L2414981.UP.FTS.B, 10.47%, 1/12/27 .... 11,187 11,084
L2417379.UP.FTS.B, 10.69%, 1/12/27 .... 1,593 1,573
L2414718.UP.FTS.B, 10.85%, 1/12/27 .... 3,528 3,495
L2418788.UP.FTS.B, 10.88%, 1/12/27 .... 6,478 6,401
L2414601.UP.FTS.B, 11.39%, 1/12/27 .... 3,533 3,501
L2416866.UP.FTS.B, 11.39%, 1/12/27 .... 2,905 2,878
FW2415761.UP.FTS.B, 11.51%, 1/12/27 .. 4,440 4,399
FW2419104.UP.FTS.B, 11.58%, 1/12/27 .. 7,071 7,006
L2415315.UP.FTS.B, 11.71%, 1/12/27 .... 13,211 13,089
L2414779.UP.FTS.B, 11.77%, 1/12/27 .... 3,538 3,505
L2416933.UP.FTS.B, 11.86%, 1/12/27 .... 6,172 448
L2414313.UP.FTS.B, 12.04%, 1/12/27 .... 8,851 8,770
L2419136.UP.FTS.B, 12.23%, 1/12/27 .... 6,289 856
L2415035.UP.FTS.B, 12.36%, 1/12/27 .... 10,676 10,579
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2415490.UP.FTS.B, 12.71%, 1/12/27 .... $ 14,094 $ 13,968
FW2415223.UP.FTS.B, 12.84%, 1/12/27 .. 3,754 189
L2418046.UP.FTS.B, 12.84%, 1/12/27 .... 3,549 3,517
L2419353.UP.FTS.B, 12.95%, 1/12/27 .... 28,933 28,672
L2416405.UP.FTS.B, 13.12%, 1/12/27 .... 890 880
L2418973.UP.FTS.B, 13.17%, 1/12/27 .... 18,650 18,482
L2419419.UP.FTS.B, 13.25%, 1/12/27 .... 6,218 6,162
L2419424.UP.FTS.B, 13.54%, 1/12/27 .... 8,593 8,487
L2414757.UP.FTS.B, 13.72%, 1/12/27 .... 9,765 9,673
L2419716.UP.FTS.B, 13.82%, 1/12/27 .... 8,453 8,378
L2418679.UP.FTS.B, 13.97%, 1/12/27 .... 9,654 9,556
FW2417958.UP.FTS.B, 14.2%, 1/12/27 ... 7,766 7,697
L2414553.UP.FTS.B, 14.38%, 1/12/27 .... 18,200 18,037
L2416143.UP.FTS.B, 14.39%, 1/12/27 .... 1,782 1,767
L2417256.UP.FTS.B, 14.46%, 1/12/27 .... 28,354 28,103
L2418826.UP.FTS.B, 14.49%, 1/12/27 .... 5,695 5,632
L2416103.UP.FTS.B, 14.61%, 1/12/27 .... 8,918 8,839
L2419563.UP.FTS.B, 14.64%, 1/12/27 .... 26,734 26,496
L2419336.UP.FTS.B, 14.72%, 1/12/27 .... 19,626 19,453
L2416456.UP.FTS.B, 14.82%, 1/12/27 .... 4,825 349
L2420324.UP.FTS.B, 14.82%, 1/12/27 .... 6,723 925
FW2417528.UP.FTS.B, 14.86%, 1/12/27 .. 4,462 4,423
L2407266.UP.FTS.B, 14.91%, 1/12/27 .... 31,749 16,707
L2419366.UP.FTS.B, 14.95%, 1/12/27 .... 5,576 759
FW2414824.UP.FTS.B, 15.13%, 1/12/27 .. 31,259 30,984
L2418818.UP.FTS.B, 15.34%, 1/12/27 .... 6,220 6,164
FW2420218.UP.FTS.B, 15.49%, 1/12/27 .. 5,333 5,285
L2418960.UP.FTS.B, 15.54%, 1/12/27 .... 17,883 17,652
FW2417751.UP.FTS.B, 15.65%, 1/12/27 .. 3,578 3,546
L2416354.UP.FTS.B, 15.71%, 1/12/27 .... 4,475 4,436
L2417088.UP.FTS.B, 15.78%, 1/12/27 .... 6,799 6,711
FW2418121.UP.FTS.B, 15.9%, 1/12/27 ... 35,856 35,385
L2414253.UP.FTS.B, 16.15%, 1/12/27 .... 7,166 7,073
L2416434.UP.FTS.B, 16.25%, 1/12/27 .... 9,676 9,551
L2414062.UP.FTS.B, 16.39%, 1/12/27 .... 4,750 4,689
L2414473.UP.FTS.B, 16.4%, 1/12/27 .... 896 885
L2415142.UP.FTS.B, 16.59%, 1/12/27 .... 2,006 1,969
L2420474.UP.FTS.B, 16.75%, 1/12/27 .... 13,457 13,341
L2420206.UP.FTS.B, 16.98%, 1/12/27 .... 9,875 9,748
L2416327.UP.FTS.B, 17.17%, 1/12/27 .... 22,454 22,261
L2417581.UP.FTS.B, 17.27%, 1/12/27 .... 3,953 3,902
L2415513.UP.FTS.B, 17.29%, 1/12/27 .... 3,498 3,440
FW2414008.UP.FTS.B, 17.55%, 1/12/27 .. 2,901 2,876
FW2417755.UP.FTS.B, 18.05%, 1/12/27 .. 15,200 8,436
FW2394068.UP.FTS.B, 18.18%, 1/12/27 .. 7,205 7,092
L2419094.UP.FTS.B, 18.31%, 1/12/27 .... 4,379 4,320
L2416524.UP.FTS.B, 18.36%, 1/12/27 .... 4,498 4,459
L2415786.UP.FTS.B, 18.43%, 1/12/27 .... 3,875 3,814
L2415190.UP.FTS.B, 18.58%, 1/12/27 .... 4,508 4,437
L2415900.UP.FTS.B, 18.63%, 1/12/27 .... 7,262 528
L2415554.UP.FTS.B, 19.01%, 1/12/27 .... 702 690
FW2420321.UP.FTS.B, 19.58%, 1/12/27 .. 2,061 573
L2415184.UP.FTS.B, 19.76%, 1/12/27 .... 13,566 13,395
FW2415024.UP.FTS.B, 19.94%, 1/12/27 .. 7,872 7,802
L2414022.UP.FTS.B, 20.3%, 1/12/27 .... 36,231 35,908
FW2414368.UP.FTS.B, 20.45%, 1/12/27 .. 2,302 2,279
L2418100.UP.FTS.B, 20.74%, 1/12/27 .... 16,410 16,156
L2418147.UP.FTS.B, 21.2%, 1/12/27 .... 2,826 203

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
175
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2416916.UP.FTS.B, 21.22%, 1/12/27 .... $ 4,541 $ 4,501
L2416598.UP.FTS.B, 21.42%, 1/12/27 .... 6,766 6,706
L2404728.UP.FTS.B, 21.56%, 1/12/27 .... 1,363 1,351
L2414877.UP.FTS.B, 21.7%, 1/12/27 .... 5,022 4,974
L2414359.UP.FTS.B, 21.93%, 1/12/27 .... 1,599 236
L2389418.UP.FTS.B, 22.12%, 1/12/27 .... 5,639 5,589
L2415810.UP.FTS.B, 22.13%, 1/12/27 .... 4,549 4,509
L2415799.UP.FTS.B, 22.22%, 1/12/27 .... 4,490 4,447
FW2408502.UP.FTS.B, 22.28%, 1/12/27 .. 5,894 3,497
L2418697.UP.FTS.B, 22.86%, 1/12/27 .... 4,101 4,038
L2416737.UP.FTS.B, 23.4%, 1/12/27 .... 2,467 2,443
FW2416362.UP.FTS.B, 23.42%, 1/12/27 .. 4,563 4,523
L2409743.UP.FTS.B, 23.49%, 1/12/27 .... 10,012 5,321
L2418647.UP.FTS.B, 23.67%, 1/12/27 .... 10,218 1,502
L2416109.UP.FTS.B, 23.75%, 1/12/27 .... 11,331 6,529
FW2418430.UP.FTS.B, 23.78%, 1/12/27 .. 2,635 2,595
FW2414282.UP.FTS.B, 23.79%, 1/12/27 .. 1,827 1,811
FW2415097.UP.FTS.B, 23.87%, 1/12/27 .. 2,598 2,569
L2410860.UP.FTS.B, 23.88%, 1/12/27 .... 5,742 5,680
L2417411.UP.FTS.B, 24%, 1/12/27 ...... 9,021 8,939
L2415306.UP.FTS.B, 24.21%, 1/12/27 .... 9,874 9,789
L2414849.UP.FTS.B, 24.57%, 1/12/27 .... 3,099 3,071
L2417607.UP.FTS.B, 24.68%, 1/12/27 .... 5,493 5,427
L2416551.UP.FTS.B, 24.77%, 1/12/27 .... 6,422 462
FW2415034.UP.FTS.B, 24.95%, 1/12/27 .. 5,031 4,988
L2416370.UP.FTS.B, 25.03%, 1/12/27 .... 13,897 8,271
L2415025.UP.FTS.B, 25.05%, 1/12/27 .... 3,206 926
L2416425.UP.FTS.B, 25.07%, 1/12/27 .... 1,164 1,144
L2416166.UP.FTS.B, 25.14%, 1/12/27 .... 3,470 247
L2415797.UP.FTS.B, 25.15%, 1/12/27 .... 1,668 993
FW2415852.UP.FTS.B, 25.19%, 1/12/27 .. 8,344 4,967
L2415512.UP.FTS.B, 25.19%, 1/12/27 .... 4,081 4,007
L2420285.UP.FTS.B, 25.25%, 1/12/27 .... 2,221 2,188
L2420169.UP.FTS.B, 25.29%, 1/12/27 .... 3,212 229
L2418700.UP.FTS.B, 25.3%, 1/12/27 .... 1,925 1,908
FW2414825.UP.FTS.B, 25.31%, 1/12/27 .. 4,583 4,544
L2414994.UP.FTS.B, 25.32%, 1/12/27 .... 2,723 2,698
L2411740.UP.FTS.B, 25.36%, 1/12/27 .... 1,467 1,454
L2419040.UP.FTS.B, 25.37%, 1/12/27 .... 1,193 1,178
FW2416291.UP.FTS.B, 25.38%, 1/12/27 .. 12,874 12,689
L2418717.UP.FTS.B, 25.38%, 1/12/27 .... 3,118 3,091
FW2414842.UP.FTS.B, 25.41%, 1/12/27 .. 927 552
L2414777.UP.FTS.B, 25.43%, 1/12/27 .... 1,274 1,263
L2416664.UP.FTS.B, 25.43%, 1/12/27 .... 1,376 1,355
L2417967.UP.FTS.B, 25.45%, 1/12/27 .... 5,502 5,454
L2417114.UP.FTS.B, 25.49%, 1/12/27 .... 1,742 1,727
L2418684.UP.FTS.B, 25.49%, 1/12/27 .... 2,478 2,454
L2416550.UP.FTS.B, 25.5%, 1/12/27 .... 2,823 202
FW2419476.UP.FTS.B, 25.59%, 1/12/27 .. 3,225 928
FW2419758.UP.FTS.B, 25.64%, 1/12/27 .. 4,876 350
FW2415078.UP.FTS.B, 25.67%, 1/12/27 .. 3,644 3,611
FW2418617.UP.FTS.B, 25.69%, 1/12/27 .. 11,836 11,728
L2418539.UP.FTS.B, 25.72%, 1/12/27 .... 4,724 694
FW2416204.UP.FTS.B, 25.74%, 1/12/27 .. 11,083 10,983
L2415253.UP.FTS.B, 25.75%, 1/12/27 .... 6,976 57
FW2418174.UP.FTS.B, 25.89%, 1/12/27 .. 9,128 9,046
L2413654.UP.FTS.B, 25.91%, 1/12/27 .... 5,140 5,062
L2414249.UP.FTS.B, 26.35%, 1/12/27 .... 3,675 3,644
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2414970.UP.FTS.B, 26.42%, 1/12/27 .. $ 9,197 $ 9,111
FW2419574.UP.FTS.B, 26.43%, 1/12/27 .. 17,735 17,571
FW2415609.UP.FTS.B, 26.58%, 1/12/27 .. 1,747 1,732
FW2415999.UP.FTS.B, 26.93%, 1/12/27 .. 8,464 8,392
FW2417312.UP.FTS.B, 27.53%, 1/12/27 .. 2,764 2,740
L2414422.UP.FTS.B, 27.95%, 1/12/27 .... 2,674 2,651
FW2416040.UP.FTS.B, 27.97%, 1/12/27 .. 6,818 4,073
FW2414923.UP.FTS.B, 28.06%, 1/12/27 .. 5,986 427
FW2411493.UP.FTS.B, 28.18%, 1/12/27 .. 13,294 13,158
FW2418131.UP.FTS.B, 28.24%, 1/12/27 .. 13,838 13,722
FW2417708.UP.FTS.B, 28.27%, 1/12/27 .. 9,227 9,149
FW2414646.UP.FTS.B, 28.47%, 1/12/27 .. 649 638
FW2418727.UP.FTS.B, 28.6%, 1/12/27 ... 5,699 834
L2417119.UP.FTS.B, 28.65%, 1/12/27 .... 8,692 5,195
FW2415920.UP.FTS.B, 28.81%, 1/12/27 .. 11,087 10,995
FW2418008.UP.FTS.B, 28.88%, 1/12/27 .. 1,571 1,557
FW2417123.UP.FTS.B, 29.19%, 1/12/27 .. 15,192 9,075
FW2415652.UP.FTS.B, 29.37%, 1/12/27 .. 12,947 12,839
FW2419252.UP.FTS.B, 29.51%, 1/12/27 .. 2,220 2,202
FW2416858.UP.FTS.B, 29.58%, 1/12/27 .. 5,008 1,471
FW2418306.UP.FTS.B, 29.61%, 1/12/27 .. 6,477 6,423
FW2416828.UP.FTS.B, 29.67%, 1/12/27 .. 488 480
FW2412114.UP.FTS.B, 30.39%, 1/12/27 .. 4,305 4,269
FW2415348.UP.FTS.B, 30.45%, 1/12/27 .. 19,815 19,624
FW2417338.UP.FTS.B, 30.54%, 1/12/27 .. 1,403 (13)
FW2419466.UP.FTS.B, 30.59%, 1/12/27 .. 5,006 4,965
FW2414026.UP.FTS.B, 30.61%, 1/12/27 .. 1,031 1,022
FW2415122.UP.FTS.B, 30.76%, 1/12/27 .. 2,133 2,116
FW2413399.UP.FTS.B, 30.8%, 1/12/27 ... 1,752 124
FW2417562.UP.FTS.B, 30.84%, 1/12/27 .. 928 920
FW2418392.UP.FTS.B, 30.87%, 1/12/27 .. 2,025 2,007
FW2418950.UP.FTS.B, 30.94%, 1/12/27 .. 1,956 1,928
FW2413630.UP.FTS.B, 30.97%, 1/12/27 .. 1,318 1,306
FW2416140.UP.FTS.B, 30.99%, 1/12/27 .. 2,041 2,024
FW2415090.UP.FTS.B, 31%, 1/12/27 .... 17,630 17,485
FW2417415.UP.FTS.B, 31.03%, 1/12/27 .. 1,670 1,657
FW2415567.UP.FTS.B, 31.06%, 1/12/27 .. 1,239 181
FW2420487.UP.FTS.B, 31.06%, 1/12/27 .. 1,730 1,710
FW2415692.UP.FTS.B, 31.1%, 1/12/27 ... 8,284 8,210
FW2415518.UP.FTS.B, 31.11%, 1/12/27 .. 5,476 5,431
FW2417950.UP.FTS.B, 31.11%, 1/12/27 .. 895 886
FW2414984.UP.FTS.B, 31.12%, 1/12/27 .. 3,527 3,498
FW2418991.UP.FTS.B, 31.12%, 1/12/27 .. 4,675 4,632
FW2410767.UP.FTS.B, 31.15%, 1/12/27 .. 1,163 81
FW2415964.UP.FTS.B, 31.16%, 1/12/27 .. 1,193 1,182
FW2417489.UP.FTS.B, 31.18%, 1/12/27 .. 1,406 842
FW2416377.UP.FTS.B, 31.22%, 1/12/27 .. 4,548 4,511
FW2419575.UP.FTS.B, 31.24%, 1/12/27 .. 1,943 137
FW2411958.UP.FTS.B, 31.91%, 1/12/27 .. 10,181 708
FW2402573.UP.FTS.B, 32.37%, 1/12/27 .. 10,802 10,715
FW2416032.UP.FTS.B, 32.75%, 1/12/27 .. 18,534 18,384
FW2414360.UP.FTS.B, 33.08%, 1/12/27 .. 2,143 2,125
FW2419527.UP.FTS.B, 33.12%, 1/12/27 .. 1,322 1,311
FW2414624.UP.FTS.B, 33.41%, 1/12/27 .. 2,667 2,643
L1710099.UP.FTS.B, 16.39%, 2/14/27 .... 11,332 11,186
FW1711645.UP.FTS.B, 20.26%, 2/14/27 .. 23,822 23,419
L1710153.UP.FTS.B, 22.07%, 2/14/27 .... 6,391 38
L1711058.UP.FTS.B, 22.48%, 2/14/27 .... 7,696 7,618

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
176
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1710506.UP.FTS.B, 24.97%, 2/14/27 .. $ 5,109 $ 5,053
L1709217.UP.FTS.B, 25.78%, 2/14/27 .... 22,439 13,339
L1710004.UP.FTS.B, 26.05%, 2/14/27 .... 9,183 9,115
FW1711816.UP.FTS.B, 27.5%, 2/14/27 ... 1,357 1,343
FW1712574.UP.FTS.B, 28.34%, 2/14/27 .. 4,692 4,642
FW1712038.UP.FTS.B, 31.06%, 2/14/27 .. 2,986 427
FW1710082.UP.FTS.B, 31.29%, 2/14/27 .. 938 271
FW1711329.UP.FTS.B, 32.12%, 2/14/27 .. 3,326 1,988
L2632095.UP.FTS.B, 5.13%, 2/15/27 .... 8,808 8,767
L2632551.UP.FTS.B, 5.37%, 2/15/27 .... 10,577 10,528
L2632779.UP.FTS.B, 5.63%, 2/15/27 .... 6,175 6,146
L2633842.UP.FTS.B, 6.31%, 2/15/27 .... 8,757 8,503
L2633588.UP.FTS.B, 6.56%, 2/15/27 .... 29,189 29,054
L2631314.UP.FTS.B, 6.7%, 2/15/27 ..... 18,583 18,496
L2633374.UP.FTS.B, 7.21%, 2/15/27 .... 16,838 16,760
L2633603.UP.FTS.B, 8.38%, 2/15/27 .... 15,122 15,019
FW2637564.UP.FTS.B, 8.54%, 2/15/27 ... 12,651 11,894
FW2631935.UP.FTS.B, 8.55%, 2/15/27 ... 33,313 33,088
L2630774.UP.FTS.B, 8.69%, 2/15/27 .... 3,560 3,544
FW2634707.UP.FTS.B, 9.24%, 2/15/27 ... 7,492 7,439
L2635638.UP.FTS.B, 9.41%, 2/15/27 .... 8,705 8,643
L2631278.UP.FTS.B, 9.42%, 2/15/27 .... 4,459 4,428
FW2633029.UP.FTS.B, 9.57%, 2/15/27 ... 1,338 1,329
FW2636440.UP.FTS.B, 9.62%, 2/15/27 ... 5,922 5,568
FW2633295.UP.FTS.B, 9.71%, 2/15/27 ... 16,511 16,398
FW2635362.UP.FTS.B, 9.75%, 2/15/27 ... 10,711 10,638
L2633022.UP.FTS.B, 9.86%, 2/15/27 .... 13,377 13,286
FW2635247.UP.FTS.B, 10.37%, 2/15/27 .. 7,661 7,588
L2632143.UP.FTS.B, 10.83%, 2/15/27 .... 5,273 5,232
FW2637614.UP.FTS.B, 11.51%, 2/15/27 .. 11,986 11,870
L2589493.UP.FTS.B, 11.56%, 2/15/27 .... 14,352 14,217
L2637309.UP.FTS.B, 11.72%, 2/15/27 .... 44,869 44,448
L2632232.UP.FTS.B, 11.83%, 2/15/27 .... 8,259 8,171
L2633836.UP.FTS.B, 12%, 2/15/27 ...... 9,521 9,432
FW2636201.UP.FTS.B, 12.12%, 2/15/27 .. 6,289 6,230
L2630147.UP.FTS.B, 12.15%, 2/15/27 .... 35,936 35,599
L2635861.UP.FTS.B, 12.41%, 2/15/27 .... 7,642 7,570
L2636245.UP.FTS.B, 12.68%, 2/15/27 .... 35,986 35,649
L2631815.UP.FTS.B, 13.01%, 2/15/27 .... 5,489 5,158
L2628202.UP.FTS.B, 13.1%, 2/15/27 .... 5,847 5,792
L2637042.UP.FTS.B, 13.14%, 2/15/27 .... 7,206 7,139
L2631332.UP.FTS.B, 13.22%, 2/15/27 .... 4,505 4,462
FW2633237.UP.FTS.B, 13.24%, 2/15/27 .. 3,604 3,570
L2631964.UP.FTS.B, 14%, 2/15/27 ...... 6,761 6,698
L2632724.UP.FTS.B, 14.48%, 2/15/27 .... 4,791 4,746
FW2634262.UP.FTS.B, 14.51%, 2/15/27 .. 14,462 14,327
FW2635512.UP.FTS.B, 14.58%, 2/15/27 .. 16,280 16,129
L2637603.UP.FTS.B, 14.83%, 2/15/27 .... 5,764 5,710
FW2631558.UP.FTS.B, 15.18%, 2/15/27 .. 13,581 13,454
L2635221.UP.FTS.B, 15.45%, 2/15/27 .... 6,704 6,642
FW2633986.UP.FTS.B, 15.46%, 2/15/27 .. 22,745 21,381
FW2631951.UP.FTS.B, 15.91%, 2/15/27 .. 7,929 7,825
FW2634727.UP.FTS.B, 16.18%, 2/15/27 .. 5,990 5,911
L2636525.UP.FTS.B, 16.23%, 2/15/27 .... 12,856 12,078
L2635424.UP.FTS.B, 16.37%, 2/15/27 .... 36,322 35,841
FW2633906.UP.FTS.B, 16.65%, 2/15/27 .. 2,076 295
L2610013.UP.FTS.B, 16.95%, 2/15/27 .... 3,728 3,504
L2630011.UP.FTS.B, 16.96%, 2/15/27 .... 4,547 4,505
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2631718.UP.FTS.B, 16.99%, 2/15/27 .... $ 4,547 $ 4,487
L2636076.UP.FTS.B, 17.15%, 2/15/27 .... 6,823 6,733
L2635318.UP.FTS.B, 17.22%, 2/15/27 .... 7,853 7,778
FW2635945.UP.FTS.B, 17.32%, 2/15/27 .. 5,005 4,925
L2633537.UP.FTS.B, 17.39%, 2/15/27 .... 9,102 8,982
FW2635975.UP.FTS.B, 18.14%, 2/15/27 .. 14,206 13,352
FW2635531.UP.FTS.B, 18.53%, 2/15/27 .. 10,770 10,627
FW2632933.UP.FTS.B, 18.59%, 2/15/27 .. 9,128 9,008
FW2632544.UP.FTS.B, 18.69%, 2/15/27 .. 22,826 22,460
FW2634470.UP.FTS.B, 18.69%, 2/15/27 .. 4,569 4,495
L2610892.UP.FTS.B, 18.7%, 2/15/27 .... 13,579 13,359
L2634353.UP.FTS.B, 19.06%, 2/15/27 .... 9,049 8,901
FW2634297.UP.FTS.B, 19.29%, 2/15/27 .. 12,069 11,909
FW2629363.UP.FTS.B, 19.37%, 2/15/27 .. 5,437 5,347
L2635892.UP.FTS.B, 19.39%, 2/15/27 .... 780 767
L2633453.UP.FTS.B, 19.72%, 2/15/27 .... 13,825 13,646
L2632256.UP.FTS.B, 19.82%, 2/15/27 .... 915 903
L2632250.UP.FTS.B, 19.92%, 2/15/27 .... 5,768 171
L2634883.UP.FTS.B, 19.98%, 2/15/27 .... 7,360 7,243
L2637386.UP.FTS.B, 20.16%, 2/15/27 .... 6,871 6,760
L2635013.UP.FTS.B, 20.25%, 2/15/27 .... 5,499 5,410
L2633648.UP.FTS.B, 20.29%, 2/15/27 .... 9,368 9,241
L2636615.UP.FTS.B, 20.46%, 2/15/27 .... 2,003 554
FW2632574.UP.FTS.B, 20.97%, 2/15/27 .. 13,960 13,710
L2632212.UP.FTS.B, 21.09%, 2/15/27 .... 3,599 3,540
FW2637242.UP.FTS.B, 21.26%, 2/15/27 .. 8,265 8,156
L2630116.UP.FTS.B, 21.26%, 2/15/27 .... 5,510 5,422
L2637476.UP.FTS.B, 21.48%, 2/15/27 .... 10,004 9,847
L2626721.UP.FTS.B, 21.64%, 2/15/27 .... 4,438 4,362
L2633936.UP.FTS.B, 21.75%, 2/15/27 .... 3,069 2,904
FW2631142.UP.FTS.B, 21.84%, 2/15/27 .. 2,920 2,890
L2636132.UP.FTS.B, 21.91%, 2/15/27 .... 9,196 9,107
FW2632067.UP.FTS.B, 22.05%, 2/15/27 .. 3,235 233
FW2634641.UP.FTS.B, 22.06%, 2/15/27 .. 12,879 12,753
L2636088.UP.FTS.B, 22.06%, 2/15/27 .... 345 340
L2636740.UP.FTS.B, 22.15%, 2/15/27 .... 920 911
L2633500.UP.FTS.B, 22.28%, 2/15/27 .... 4,704 4,451
FW2635428.UP.FTS.B, 22.3%, 2/15/27 ... 15,095 14,947
L2633766.UP.FTS.B, 22.63%, 2/15/27 .... 5,315 137
L2631928.UP.FTS.B, 22.74%, 2/15/27 .... 6,904 6,836
L2636620.UP.FTS.B, 22.94%, 2/15/27 .... 7,445 7,370
FW2632621.UP.FTS.B, 22.95%, 2/15/27 .. 4,977 4,928
FW2632848.UP.FTS.B, 22.95%, 2/15/27 .. 5,057 5,007
L2635474.UP.FTS.B, 23.01%, 2/15/27 .... 7,374 7,302
FW2636073.UP.FTS.B, 23.1%, 2/15/27 ... 4,625 4,577
L2632041.UP.FTS.B, 23.26%, 2/15/27 .... 11,067 10,890
L2631781.UP.FTS.B, 23.47%, 2/15/27 .... 2,687 2,636
FW2633249.UP.FTS.B, 23.49%, 2/15/27 .. 5,075 5,025
FW2634082.UP.FTS.B, 24.01%, 2/15/27 .. 5,542 5,488
L2635262.UP.FTS.B, 24.04%, 2/15/27 .... 8,314 8,232
L2633254.UP.FTS.B, 24.29%, 2/15/27 .... 20,148 19,825
FW2632068.UP.FTS.B, 24.31%, 2/15/27 .. 448 441
L2632195.UP.FTS.B, 24.38%, 2/15/27 .... 1,753 1,725
FW2628626.UP.FTS.B, 24.39%, 2/15/27 .. 9,653 381
FW2632915.UP.FTS.B, 24.46%, 2/15/27 .. 14,053 13,915
L2629665.UP.FTS.B, 24.47%, 2/15/27 .... 6,526 6,460
FW2634252.UP.FTS.B, 24.49%, 2/15/27 .. 5,917 5,859
L2633167.UP.FTS.B, 24.54%, 2/15/27 .... 5,111 5,030

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
177
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2636078.UP.FTS.B, 24.6%, 2/15/27 .... $ 13,967 $ 13,830
FW2632893.UP.FTS.B, 24.67%, 2/15/27 .. 20,163 19,965
FW2636783.UP.FTS.B, 24.67%, 2/15/27 .. 10,082 9,983
FW2632707.UP.FTS.B, 24.74%, 2/15/27 .. 5,088 5,038
L2631848.UP.FTS.B, 24.9%, 2/15/27 .... 5,574 5,517
L2627623.UP.FTS.B, 24.92%, 2/15/27 .... 4,442 4,398
L2634268.UP.FTS.B, 25.05%, 2/15/27 .... 2,223 2,201
FW2635941.UP.FTS.B, 25.09%, 2/15/27 .. 5,091 5,041
L2637318.UP.FTS.B, 25.13%, 2/15/27 .... 3,055 3,006
L2631220.UP.FTS.B, 25.21%, 2/15/27 .... 2,778 2,751
L2635044.UP.FTS.B, 25.22%, 2/15/27 .... 1,123 1,063
L2634635.UP.FTS.B, 25.23%, 2/15/27 .... 7,309 7,232
L2633582.UP.FTS.B, 25.26%, 2/15/27 .... 1,852 1,834
L2632822.UP.FTS.B, 25.28%, 2/15/27 .... 1,407 407
L2634539.UP.FTS.B, 25.3%, 2/15/27 .... 1,760 1,742
L2630368.UP.FTS.B, 25.31%, 2/15/27 .... 2,686 2,659
L2632154.UP.FTS.B, 25.31%, 2/15/27 .... 21,764 21,550
L2633915.UP.FTS.B, 25.37%, 2/15/27 .... 1,575 1,549
L2633587.UP.FTS.B, 25.38%, 2/15/27 .... 1,575 1,559
L2637368.UP.FTS.B, 25.39%, 2/15/27 .... 1,853 1,823
L2635003.UP.FTS.B, 25.4%, 2/15/27 .... 10,018 1,494
L2636370.UP.FTS.B, 25.4%, 2/15/27 .... 2,779 2,751
L2631133.UP.FTS.B, 25.41%, 2/15/27 .... 1,389 1,367
L2631893.UP.FTS.B, 25.41%, 2/15/27 .... 3,336 3,303
L2636222.UP.FTS.B, 25.41%, 2/15/27 .... 18,526 18,344
L2605748.UP.FTS.B, 25.45%, 2/15/27 .... 1,667 1,651
L2631820.UP.FTS.B, 25.45%, 2/15/27 .... 8,521 8,062
L2634591.UP.FTS.B, 25.45%, 2/15/27 .... 1,019 1,009
L2632552.UP.FTS.B, 25.56%, 2/15/27 .... 3,058 3,028
L2633900.UP.FTS.B, 25.57%, 2/15/27 .... 4,049 44
FW2631141.UP.FTS.B, 25.72%, 2/15/27 .. 12,142 12,022
FW2632953.UP.FTS.B, 25.74%, 2/15/27 .. 5,207 1,521
L2634677.UP.FTS.B, 25.78%, 2/15/27 .... 3,708 3,672
FW2635210.UP.FTS.B, 25.81%, 2/15/27 .. 5,562 5,508
L2636195.UP.FTS.B, 25.92%, 2/15/27 .... 13,909 13,772
FW2634765.UP.FTS.B, 26.22%, 2/15/27 .. 16,700 16,536
L2635199.UP.FTS.B, 26.23%, 2/15/27 .... 5,845 5,788
FW2635628.UP.FTS.B, 26.36%, 2/15/27 .. 2,726 47
FW2634760.UP.FTS.B, 26.38%, 2/15/27 .. 5,476 5,422
L2634070.UP.FTS.B, 26.45%, 2/15/27 .... 23,112 22,884
FW2632882.UP.FTS.B, 26.51%, 2/15/27 .. 2,123 16
L2635219.UP.FTS.B, 26.59%, 2/15/27 .... 3,900 3,861
FW2637086.UP.FTS.B, 26.68%, 2/15/27 .. 3,064 3,034
FW2632673.UP.FTS.B, 27.01%, 2/15/27 .. 2,025 2,003
FW2637233.UP.FTS.B, 27.15%, 2/15/27 .. 16,731 16,566
FW2631843.UP.FTS.B, 27.26%, 2/15/27 .. 4,555 4,510
FW2637044.UP.FTS.B, 27.28%, 2/15/27 .. 1,802 1,741
FW2633233.UP.FTS.B, 27.31%, 2/15/27 .. 7,996 7,917
L2631102.UP.FTS.B, 27.44%, 2/15/27 .... 3,110 2,987
FW2634310.UP.FTS.B, 27.59%, 2/15/27 .. 6,884 6,816
FW2632247.UP.FTS.B, 27.6%, 2/15/27 ... 10,256 10,149
FW2632183.UP.FTS.B, 27.72%, 2/15/27 .. 6,513 6,449
FW2636178.UP.FTS.B, 28%, 2/15/27 .... 5,643 5,339
FW2632116.UP.FTS.B, 28.1%, 2/15/27 ... 9,311 9,219
FW2634627.UP.FTS.B, 28.11%, 2/15/27 .. 5,587 5,531
FW2635226.UP.FTS.B, 28.22%, 2/15/27 .. 2,107 617
FW2634686.UP.FTS.B, 28.47%, 2/15/27 .. 5,615 1,631
FW2587827.UP.FTS.B, 28.49%, 2/15/27 .. 11,158 11,046
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2635435.UP.FTS.B, 28.75%, 2/15/27 .. $ 1,821 $ 1,801
FW2634423.UP.FTS.B, 28.99%, 2/15/27 .. 18,653 18,468
FW2636790.UP.FTS.B, 29.27%, 2/15/27 .. 21,600 1,514
FW2632227.UP.FTS.B, 29.31%, 2/15/27 .. 18,664 18,479
FW2634087.UP.FTS.B, 29.37%, 2/15/27 .. 5,372 5,310
FW2636066.UP.FTS.B, 29.41%, 2/15/27 .. 3,029 2,993
FW2633754.UP.FTS.B, 29.46%, 2/15/27 .. 27,821 27,533
FW2600453.UP.FTS.B, 29.54%, 2/15/27 .. 3,933 279
FW2635622.UP.FTS.B, 29.54%, 2/15/27 .. 4,454 4,388
FW2632506.UP.FTS.B, 29.8%, 2/15/27 ... 5,318 5,265
FW2636841.UP.FTS.B, 30.04%, 2/15/27 .. 25,416 25,164
FW2633450.UP.FTS.B, 30.19%, 2/15/27 .. 1,604 1,518
FW2632167.UP.FTS.B, 30.21%, 2/15/27 .. 935 926
FW2631008.UP.FTS.B, 30.31%, 2/15/27 .. 902 891
FW2636372.UP.FTS.B, 30.35%, 2/15/27 .. 5,610 5,554
FW2632070.UP.FTS.B, 30.58%, 2/15/27 .. 2,989 2,959
FW2631994.UP.FTS.B, 30.71%, 2/15/27 .. 4,889 4,836
FW2631249.UP.FTS.B, 30.81%, 2/15/27 .. 1,177 173
FW2631494.UP.FTS.B, 30.85%, 2/15/27 .. 4,211 4,169
FW2635126.UP.FTS.B, 30.85%, 2/15/27 .. 1,684 1,668
FW2629864.UP.FTS.B, 30.9%, 2/15/27 ... 2,152 2,131
FW2633675.UP.FTS.B, 30.91%, 2/15/27 .. 1,039 983
FW2634617.UP.FTS.B, 30.93%, 2/15/27 .. 3,483 3,448
FW2631125.UP.FTS.B, 30.96%, 2/15/27 .. 885 874
FW2631968.UP.FTS.B, 30.98%, 2/15/27 .. 6,574 6,491
FW2636445.UP.FTS.B, 31%, 2/15/27 .... 1,685 1,668
FW2631988.UP.FTS.B, 31.03%, 2/15/27 .. 2,332 162
FW2635952.UP.FTS.B, 31.06%, 2/15/27 .. 1,498 1,483
FW2633314.UP.FTS.B, 31.08%, 2/15/27 .. 1,009 998
FW2635281.UP.FTS.B, 31.1%, 2/15/27 ... 5,203 4,924
FW2637419.UP.FTS.B, 31.1%, 2/15/27 ... 3,129 3,095
FW2633604.UP.FTS.B, 31.13%, 2/15/27 .. 2,434 2,410
FW2635800.UP.FTS.B, 31.13%, 2/15/27 .. 4,820 4,561
FW2637089.UP.FTS.B, 31.23%, 2/15/27 .. 7,865 7,787
FW2633883.UP.FTS.B, 31.33%, 2/15/27 .. 3,171 468
FW2634457.UP.FTS.B, 31.36%, 2/15/27 .. 3,642 12
FW2632904.UP.FTS.B, 31.38%, 2/15/27 .. 3,468 3,433
FW2632054.UP.FTS.B, 31.53%, 2/15/27 .. 4,198 292
FW2636781.UP.FTS.B, 31.59%, 2/15/27 .. 2,735 2,689
FW2634910.UP.FTS.B, 32.02%, 2/15/27 .. 3,312 3,134
FW2635681.UP.FTS.B, 32.24%, 2/15/27 .. 3,769 552
L2644100.UP.FTS.B, 5.16%, 2/16/27 .... 5,573 5,388
L2640422.UP.FTS.B, 7.19%, 2/16/27 .... 5,301 5,268
FW2639217.UP.FTS.B, 7.48%, 2/16/27 ... 11,973 11,898
L2638196.UP.FTS.B, 7.54%, 2/16/27 .... 16,490 16,422
L2642691.UP.FTS.B, 8.69%, 2/16/27 .... 29,293 29,111
L2644170.UP.FTS.B, 8.74%, 2/16/27 .... 24,477 24,326
L2644467.UP.FTS.B, 8.99%, 2/16/27 .... 1,949 1,933
L2641249.UP.FTS.B, 9.09%, 2/16/27 .... 13,097 13,017
L2643996.UP.FTS.B, 9.54%, 2/16/27 .... 13,381 13,300
FW2640044.UP.FTS.B, 9.77%, 2/16/27 ... 5,214 5,182
FW2639996.UP.FTS.B, 9.85%, 2/16/27 ... 6,923 6,860
L2638227.UP.FTS.B, 10.2%, 2/16/27 .... 13,612 12,803
L2644692.UP.FTS.B, 10.37%, 2/16/27 .... 3,576 3,555
L2628258.UP.FTS.B, 10.4%, 2/16/27 .... 14,566 14,441
L2639939.UP.FTS.B, 10.73%, 2/16/27 .... 12,955 12,844
L2642767.UP.FTS.B, 10.84%, 2/16/27 .... 11,549 11,451
L2642462.UP.FTS.B, 10.86%, 2/16/27 .... 6,267 6,214

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
178
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2639271.UP.FTS.B, 10.98%, 2/16/27 .. $ 44,926 $ 44,548
FW2636951.UP.FTS.B, 11.21%, 2/16/27 .. 14,608 14,484
L2643884.UP.FTS.B, 11.41%, 2/16/27 .... 6,725 6,668
L2640107.UP.FTS.B, 11.57%, 2/16/27 .... 9,598 9,517
L2642580.UP.FTS.B, 11.66%, 2/16/27 .... 3,140 3,114
FW2644262.UP.FTS.B, 11.83%, 2/16/27 .. 8,976 8,901
L2642829.UP.FTS.B, 11.96%, 2/16/27 .... 19,216 19,055
L2643133.UP.FTS.B, 12.13%, 2/16/27 .... 9,829 9,746
L2640589.UP.FTS.B, 12.31%, 2/16/27 .... 44,938 44,562
L2637999.UP.FTS.B, 12.45%, 2/16/27 .... 10,062 9,978
L2644043.UP.FTS.B, 12.51%, 2/16/27 .... 4,762 4,582
FW2642297.UP.FTS.B, 12.63%, 2/16/27 .. 8,636 8,564
FW2641042.UP.FTS.B, 12.73%, 2/16/27 .. 1,080 1,071
FW2640270.UP.FTS.B, 13.17%, 2/16/27 .. 14,345 792
FW2644450.UP.FTS.B, 13.29%, 2/16/27 .. 1,340 1,328
L2641626.UP.FTS.B, 13.94%, 2/16/27 .... 903 895
L2639543.UP.FTS.B, 14.06%, 2/16/27 .... 9,029 8,955
FW2641444.UP.FTS.B, 14.17%, 2/16/27 .. 5,870 5,822
L2643434.UP.FTS.B, 14.29%, 2/16/27 .... 9,024 8,950
FW2639288.UP.FTS.B, 14.3%, 2/16/27 ... 14,575 14,454
L2640031.UP.FTS.B, 14.45%, 2/16/27 .... 9,038 8,964
FW2637881.UP.FTS.B, 14.54%, 2/16/27 .. 5,419 5,375
L2637807.UP.FTS.B, 14.59%, 2/16/27 .... 13,494 13,383
L2643572.UP.FTS.B, 14.72%, 2/16/27 .... 1,809 1,794
L2641778.UP.FTS.B, 14.87%, 2/16/27 .... 40,908 38,481
FW2640160.UP.FTS.B, 14.88%, 2/16/27 .. 20,809 20,639
L2641628.UP.FTS.B, 14.9%, 2/16/27 .... 10,586 10,500
FW2644643.UP.FTS.B, 15%, 2/16/27 .... 3,982 3,950
L2644502.UP.FTS.B, 15.74%, 2/16/27 .... 19,496 19,338
L2643245.UP.FTS.B, 15.83%, 2/16/27 .... 19,679 19,520
L2642945.UP.FTS.B, 15.91%, 2/16/27 .... 1,361 1,350
FW2643582.UP.FTS.B, 16.21%, 2/16/27 .. 18,254 18,039
FW2637690.UP.FTS.B, 16.3%, 2/16/27 ... 5,897 5,849
FW2643607.UP.FTS.B, 16.31%, 2/16/27 .. 45,395 44,857
FW2638305.UP.FTS.B, 16.48%, 2/16/27 .. 9,751 9,635
L2641861.UP.FTS.B, 16.53%, 2/16/27 .... 18,843 18,595
L2639711.UP.FTS.B, 16.7%, 2/16/27 ..... 1,454 1,437
L2639647.UP.FTS.B, 17.04%, 2/16/27 .... 9,095 8,988
L2640734.UP.FTS.B, 17.15%, 2/16/27 .... 45,469 44,933
FW2641664.UP.FTS.B, 17.29%, 2/16/27 .. 5,326 5,261
L2643228.UP.FTS.B, 17.64%, 2/16/27 .... 4,554 4,501
L2641429.UP.FTS.B, 17.81%, 2/16/27 .... 11,845 11,706
FW2643031.UP.FTS.B, 17.82%, 2/16/27 .. 34,625 34,352
L2641792.UP.FTS.B, 17.85%, 2/16/27 .... 4,611 4,339
FW2641155.UP.FTS.B, 18.14%, 2/16/27 .. 5,015 4,943
L2642906.UP.FTS.B, 18.21%, 2/16/27 .... 45,625 44,967
L2638277.UP.FTS.B, 18.32%, 2/16/27 .... 4,564 4,510
L2643141.UP.FTS.B, 18.53%, 2/16/27 .... 19,893 19,653
FW2642517.UP.FTS.B, 18.63%, 2/16/27 .. 9,859 9,744
L2640308.UP.FTS.B, 18.76%, 2/16/27 .... 31,962 31,501
FW2640157.UP.FTS.B, 18.91%, 2/16/27 .. 9,700 9,584
L2639156.UP.FTS.B, 18.92%, 2/16/27 .... 22,838 22,572
L2607183.UP.FTS.B, 19.09%, 2/16/27 .... 18,414 18,204
FW2643386.UP.FTS.B, 19.11%, 2/16/27 .. 3,470 3,428
L2640102.UP.FTS.B, 19.59%, 2/16/27 .... 23,807 23,532
L2642912.UP.FTS.B, 19.59%, 2/16/27 .... 18,112 17,897
L2642762.UP.FTS.B, 19.61%, 2/16/27 .... 2,196 2,165
L2640760.UP.FTS.B, 19.65%, 2/16/27 .... 4,387 4,127
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2637788.UP.FTS.B, 19.66%, 2/16/27 .... $ 3,020 $ 2,976
L2644725.UP.FTS.B, 19.78%, 2/16/27 .... 9,211 8,658
L2643324.UP.FTS.B, 19.84%, 2/16/27 .... 43,356 42,821
L2639353.UP.FTS.B, 19.93%, 2/16/27 .... 27,579 27,262
FW2639991.UP.FTS.B, 19.94%, 2/16/27 .. 2,747 2,708
L2639587.UP.FTS.B, 20.1%, 2/16/27 .... 3,664 3,611
FW2640938.UP.FTS.B, 20.16%, 2/16/27 .. 9,986 9,906
L2644661.UP.FTS.B, 20.31%, 2/16/27 .... 2,177 2,145
L2644267.UP.FTS.B, 20.32%, 2/16/27 .... 916 909
L2643431.UP.FTS.B, 20.38%, 2/16/27 .... 13,045 12,272
L2631654.UP.FTS.B, 20.62%, 2/16/27 .... 20,542 20,378
FW2644103.UP.FTS.B, 20.8%, 2/16/27 ... 6,883 6,804
FW2639130.UP.FTS.B, 21.01%, 2/16/27 .. 3,671 3,642
L2638809.UP.FTS.B, 21.09%, 2/16/27 .... 5,759 159
FW2640179.UP.FTS.B, 21.11%, 2/16/27 .. 4,066 4,033
FW2642916.UP.FTS.B, 21.2%, 2/16/27 ... 13,645 13,444
FW2638739.UP.FTS.B, 21.34%, 2/16/27 .. 2,849 429
L2640498.UP.FTS.B, 21.39%, 2/16/27 .... 9,186 9,113
FW2641696.UP.FTS.B, 21.58%, 2/16/27 .. 3,473 3,430
L2638952.UP.FTS.B, 21.6%, 2/16/27 .... 26,003 25,623
FW2640087.UP.FTS.B, 21.67%, 2/16/27 .. 19,026 18,876
FW2638136.UP.FTS.B, 21.78%, 2/16/27 .. 7,355 7,297
FW2643646.UP.FTS.B, 21.86%, 2/16/27 .. 14,804 14,687
FW2644820.UP.FTS.B, 21.87%, 2/16/27 .. 6,437 6,386
L2641584.UP.FTS.B, 21.92%, 2/16/27 .... 47,104 44,377
L2637535.UP.FTS.B, 21.95%, 2/16/27 .... 27,039 26,826
L2641532.UP.FTS.B, 22.02%, 2/16/27 .... 6,347 6,297
L2641233.UP.FTS.B, 22.03%, 2/16/27 .... 15,829 15,705
FW2641686.UP.FTS.B, 22.07%, 2/16/27 .. 3,024 2,981
L2631819.UP.FTS.B, 22.11%, 2/16/27 .... 26,860 26,616
L2637903.UP.FTS.B, 22.13%, 2/16/27 .... 10,942 10,781
L2640343.UP.FTS.B, 22.15%, 2/16/27 .... 2,779 801
FW2640578.UP.FTS.B, 22.42%, 2/16/27 .. 857 848
L2640051.UP.FTS.B, 22.42%, 2/16/27 .... 8,320 8,250
L2640329.UP.FTS.B, 22.77%, 2/16/27 .... 4,054 4,022
L2639752.UP.FTS.B, 22.85%, 2/16/27 .... 46,073 45,421
FW2643850.UP.FTS.B, 23.05%, 2/16/27 .. 13,782 13,671
L2644478.UP.FTS.B, 23.24%, 2/16/27 .... 18,448 18,305
FW2641930.UP.FTS.B, 23.25%, 2/16/27 .. 9,596 9,460
FW2640017.UP.FTS.B, 23.28%, 2/16/27 .. 46,133 45,775
FW2639536.UP.FTS.B, 23.38%, 2/16/27 .. 10,750 10,626
L2633805.UP.FTS.B, 23.55%, 2/16/27 .... 5,711 855
L2636952.UP.FTS.B, 23.58%, 2/16/27 .... 9,229 9,157
FW2639691.UP.FTS.B, 23.69%, 2/16/27 .. 16,800 16,669
L2644610.UP.FTS.B, 23.76%, 2/16/27 .... 2,259 161
FW2643737.UP.FTS.B, 23.79%, 2/16/27 .. 14,696 14,571
L2643173.UP.FTS.B, 23.83%, 2/16/27 .... 4,573 4,507
FW2639280.UP.FTS.B, 23.91%, 2/16/27 .. 2,032 2,016
L2641033.UP.FTS.B, 24.08%, 2/16/27 .... 1,429 214
L2644184.UP.FTS.B, 24.14%, 2/16/27 .... 8,189 8,095
FW2638182.UP.FTS.B, 24.2%, 2/16/27 ... 4,703 1,296
FW2641835.UP.FTS.B, 24.33%, 2/16/27 .. 9,533 1,391
L2638762.UP.FTS.B, 24.36%, 2/16/27 .... 3,155 2,990
L2642186.UP.FTS.B, 24.42%, 2/16/27 .... 2,077 1,970
L2638731.UP.FTS.B, 24.44%, 2/16/27 .... 3,698 3,669
L2642402.UP.FTS.B, 24.44%, 2/16/27 .... 12,018 11,925
FW2643566.UP.FTS.B, 24.68%, 2/16/27 .. 3,895 280
FW2641976.UP.FTS.B, 24.71%, 2/16/27 .. 12,210 12,116

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
179
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2638887.UP.FTS.B, 24.84%, 2/16/27 .... $ 1,851 $ 1,836
L2643360.UP.FTS.B, 24.93%, 2/16/27 .... 3,054 3,030
L2642616.UP.FTS.B, 24.96%, 2/16/27 .... 1,264 89
L2642235.UP.FTS.B, 24.97%, 2/16/27 .... 1,388 1,378
L2640445.UP.FTS.B, 25.03%, 2/16/27 .... 3,054 457
FW2642257.UP.FTS.B, 25.15%, 2/16/27 .. 9,244 9,172
FW2640811.UP.FTS.B, 25.17%, 2/16/27 .. 27,776 27,562
L2638208.UP.FTS.B, 25.18%, 2/16/27 .... 2,315 2,297
L2644708.UP.FTS.B, 25.19%, 2/16/27 .... 4,259 4,226
L2639167.UP.FTS.B, 25.24%, 2/16/27 .... 4,445 4,411
L2640859.UP.FTS.B, 25.24%, 2/16/27 .... 4,091 291
L2629944.UP.FTS.B, 25.26%, 2/16/27 .... 1,111 1,103
L2639868.UP.FTS.B, 25.27%, 2/16/27 .... 1,019 1,011
L2639974.UP.FTS.B, 25.28%, 2/16/27 .... 2,440 2,417
L2644756.UP.FTS.B, 25.29%, 2/16/27 .... 2,436 2,309
FW2644569.UP.FTS.B, 25.34%, 2/16/27 .. 9,447 8,959
L2640772.UP.FTS.B, 25.34%, 2/16/27 .... 1,483 1,472
L2640475.UP.FTS.B, 25.37%, 2/16/27 .... 3,149 3,125
L2641882.UP.FTS.B, 25.38%, 2/16/27 .... 2,418 2,380
L2642246.UP.FTS.B, 25.42%, 2/16/27 .... 2,038 2,022
L2637328.UP.FTS.B, 25.43%, 2/16/27 .... 5,651 5,607
L2643718.UP.FTS.B, 25.45%, 2/16/27 .... 1,297 1,287
L2638486.UP.FTS.B, 25.48%, 2/16/27 .... 9,542 9,469
L2644251.UP.FTS.B, 25.49%, 2/16/27 .... 1,115 1,106
L2643938.UP.FTS.B, 25.5%, 2/16/27 .... 1,390 1,379
L2643974.UP.FTS.B, 25.5%, 2/16/27 .... 3,362 3,336
L2644656.UP.FTS.B, 25.52%, 2/16/27 .... 3,613 3,586
L2638794.UP.FTS.B, 25.6%, 2/16/27 .... 12,047 11,954
L2638678.UP.FTS.B, 25.84%, 2/16/27 .... 9,271 9,200
FW2639725.UP.FTS.B, 25.86%, 2/16/27 .. 10,017 9,941
FW2642963.UP.FTS.B, 25.88%, 2/16/27 .. 4,450 4,416
FW2634599.UP.FTS.B, 26.05%, 2/16/27 .. 15,280 14,490
L2640846.UP.FTS.B, 26.29%, 2/16/27 .... 23,444 22,232
FW2639867.UP.FTS.B, 26.3%, 2/16/27 ... 1,856 1,842
FW2642156.UP.FTS.B, 26.37%, 2/16/27 .. 2,605 2,584
FW2642879.UP.FTS.B, 26.39%, 2/16/27 .. 7,503 7,116
FW2640075.UP.FTS.B, 26.63%, 2/16/27 .. 1,947 571
L2640994.UP.FTS.B, 27.05%, 2/16/27 .... 18,586 18,445
FW2641067.UP.FTS.B, 27.08%, 2/16/27 .. 6,481 6,430
FW2638017.UP.FTS.B, 27.09%, 2/16/27 .. 7,992 7,932
FW2640323.UP.FTS.B, 27.2%, 2/16/27 ... 6,391 6,341
L2644222.UP.FTS.B, 27.35%, 2/16/27 .... 6,230 6,183
FW2636711.UP.FTS.B, 27.4%, 2/16/27 ... 9,299 9,229
FW2641807.UP.FTS.B, 27.73%, 2/16/27 .. 10,909 3,188
FW2639797.UP.FTS.B, 28.19%, 2/16/27 .. 2,608 2,588
FW2644724.UP.FTS.B, 28.24%, 2/16/27 .. 46,748 46,376
FW2643525.UP.FTS.B, 28.34%, 2/16/27 .. 10,620 10,540
FW2644630.UP.FTS.B, 28.55%, 2/16/27 .. 9,336 9,260
FW2642505.UP.FTS.B, 29.14%, 2/16/27 .. 1,945 1,929
FW2644598.UP.FTS.B, 29.38%, 2/16/27 .. 10,173 10,098
FW2642765.UP.FTS.B, 29.42%, 2/16/27 .. 9,751 683
FW2638694.UP.FTS.B, 29.47%, 2/16/27 .. 3,351 984
FW2638733.UP.FTS.B, 29.69%, 2/16/27 .. 4,016 3,986
FW2637102.UP.FTS.B, 30%, 2/16/27 .... 10,091 10,016
FW2643620.UP.FTS.B, 30.03%, 2/16/27 .. 1,355 (10)
FW2641230.UP.FTS.B, 30.11%, 2/16/27 .. 2,225 2,204
FW2639696.UP.FTS.B, 30.14%, 2/16/27 .. 935 928
FW2640894.UP.FTS.B, 30.14%, 2/16/27 .. 25,421 25,233
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2644440.UP.FTS.B, 30.21%, 2/16/27 .. $ 1,215 $ 1,206
FW2641475.UP.FTS.B, 30.33%, 2/16/27 .. 1,577 1,565
FW2642574.UP.FTS.B, 30.52%, 2/16/27 .. 17,887 17,662
FW2639097.UP.FTS.B, 30.54%, 2/16/27 .. 935 928
FW2641049.UP.FTS.B, 30.61%, 2/16/27 .. 2,268 74
FW2632545.UP.FTS.B, 30.71%, 2/16/27 .. 1,961 1,931
FW2644847.UP.FTS.B, 30.77%, 2/16/27 .. 1,353 1,337
FW2640492.UP.FTS.B, 30.82%, 2/16/27 .. 1,269 88
FW2641207.UP.FTS.B, 30.9%, 2/16/27 ... 3,182 3,159
FW2643698.UP.FTS.B, 30.91%, 2/16/27 .. 6,789 480
FW2642662.UP.FTS.B, 30.94%, 2/16/27 .. 5,054 5,017
FW2641385.UP.FTS.B, 30.96%, 2/16/27 .. 1,253 1,238
FW2643800.UP.FTS.B, 31.1%, 2/16/27 ... 1,395 1,347
FW2638255.UP.FTS.B, 31.12%, 2/16/27 .. 2,071 2,052
FW2641109.UP.FTS.B, 31.12%, 2/16/27 .. 41,285 39,180
FW2610188.UP.FTS.B, 31.13%, 2/16/27 .. 9,382 9,308
FW2641269.UP.FTS.B, 31.13%, 2/16/27 .. 10,683 10,606
FW2644572.UP.FTS.B, 31.14%, 2/16/27 .. 18,718 18,580
FW2642792.UP.FTS.B, 31.15%, 2/16/27 .. 1,128 1,119
FW2639361.UP.FTS.B, 31.17%, 2/16/27 .. 1,311 1,301
FW2638262.UP.FTS.B, 31.18%, 2/16/27 .. 2,245 156
FW2638060.UP.FTS.B, 31.21%, 2/16/27 .. 2,435 2,417
FW2640012.UP.FTS.B, 31.21%, 2/16/27 .. 1,248 87
FW2643874.UP.FTS.B, 31.23%, 2/16/27 .. 4,394 4,362
FW2623499.UP.FTS.B, 31.32%, 2/16/27 .. 13,599 12,907
FW2638899.UP.FTS.B, 31.34%, 2/16/27 .. 3,973 (36)
FW2635345.UP.FTS.B, 31.4%, 2/16/27 ... 2,288 673
FW2638691.UP.FTS.B, 31.42%, 2/16/27 .. 8,898 8,833
FW2641390.UP.FTS.B, 31.53%, 2/16/27 .. 16,208 16,089
FW2643082.UP.FTS.B, 31.96%, 2/16/27 .. 1,614 1,599
FW2639818.UP.FTS.B, 33.34%, 2/16/27 .. 3,882 (63)
FW2641809.UP.FTS.B, 33.83%, 2/16/27 .. 1,975 1,961
L2645179.UP.FTS.B, 6.87%, 2/17/27 .... 12,121 12,065
FW2645552.UP.FTS.B, 9.48%, 2/17/27 ... 7,135 7,093
L2645113.UP.FTS.B, 10.21%, 2/17/27 .... 7,173 7,113
FW2645630.UP.FTS.B, 12.87%, 2/17/27 .. 11,622 11,525
L2644980.UP.FTS.B, 12.95%, 2/17/27 .... 1,749 1,734
L2645342.UP.FTS.B, 13.93%, 2/17/27 .... 27,045 26,826
FW2645588.UP.FTS.B, 15.61%, 2/17/27 .. 3,610 3,568
FW2645675.UP.FTS.B, 15.8%, 2/17/27 ... 24,665 24,377
FW2645832.UP.FTS.B, 18.88%, 2/17/27 .. 13,702 13,545
L2645909.UP.FTS.B, 19.06%, 2/17/27 .... 4,607 4,553
L2645010.UP.FTS.B, 20.52%, 2/17/27 .... 10,085 9,944
FW2642053.UP.FTS.B, 21.61%, 2/17/27 .. 3,854 3,825
L2645135.UP.FTS.B, 21.7%, 2/17/27 .... 2,022 2,007
FW2645361.UP.FTS.B, 22.1%, 2/17/27 ... 24,147 1,722
L2645558.UP.FTS.B, 22.43%, 2/17/27 .... 2,658 2,620
L2645378.UP.FTS.B, 22.72%, 2/17/27 .... 4,790 4,755
L2645573.UP.FTS.B, 22.94%, 2/17/27 .... 1,784 1,758
FW2645248.UP.FTS.B, 23.66%, 2/17/27 .. 5,048 759
FW2645101.UP.FTS.B, 24.46%, 2/17/27 .. 4,160 4,130
L2644940.UP.FTS.B, 25.36%, 2/17/27 .... 2,779 2,758
L2645037.UP.FTS.B, 25.41%, 2/17/27 .... 2,131 2,115
L2645131.UP.FTS.B, 25.45%, 2/17/27 .... 1,281 1,271
L2645504.UP.FTS.B, 26.01%, 2/17/27 .... 10,665 10,587
FW2644444.UP.FTS.B, 26.02%, 2/17/27 .. 7,708 1,161
L2645397.UP.FTS.B, 26.19%, 2/17/27 .... 2,319 2,302
FW2645900.UP.FTS.B, 26.25%, 2/17/27 .. 1,856 1,842

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
180
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2645472.UP.FTS.B, 26.31%, 2/17/27 .. $ 15,775 $ 15,661
FW2645571.UP.FTS.B, 26.48%, 2/17/27 .. 3,713 3,686
FW2645486.UP.FTS.B, 26.67%, 2/17/27 .. 6,483 458
FW2645165.UP.FTS.B, 26.81%, 2/17/27 .. 1,069 1,052
FW2644890.UP.FTS.B, 27.01%, 2/17/27 .. 3,682 260
FW2645599.UP.FTS.B, 27.57%, 2/17/27 .. 23,254 23,087
FW2644978.UP.FTS.B, 28.18%, 2/17/27 .. 10,010 9,935
FW2644973.UP.FTS.B, 28.39%, 2/17/27 .. 8,049 7,988
FW2645842.UP.FTS.B, 30.86%, 2/17/27 .. 2,949 2,925
FW2645763.UP.FTS.B, 30.98%, 2/17/27 .. 1,441 215
FW2645290.UP.FTS.B, 31.68%, 2/17/27 .. 8,153 8,096
L1874015.UP.FTS.B, 15.07%, 3/18/27 .... 13,944 13,754
L1874238.UP.FTS.B, 17.32%, 3/18/27 .... 4,370 4,303
L1874161.UP.FTS.B, 22.65%, 3/18/27 .... 4,817 348
L1873293.UP.FTS.B, 23.76%, 3/18/27 .... 1,696 488
FW1873439.UP.FTS.B, 25.66%, 3/18/27 .. 1,336 1,328
L1874548.UP.FTS.B, 26.04%, 3/18/27 .... 5,937 5,890
L1873838.UP.FTS.B, 26.46%, 3/18/27 .... 3,814 3,781
FW1873756.UP.FTS.B, 27.59%, 3/18/27 .. 3,745 (159)
FW1872134.UP.FTS.B, 29.12%, 3/18/27 .. 4,758 1,380
FW1873137.UP.FTS.B, 30.77%, 3/18/27 .. 1,543 1,533
FW1874317.UP.FTS.B, 30.79%, 3/18/27 .. 4,599 4,458
FW1868928.UP.FTS.B, 30.91%, 3/18/27 .. 9,930 9,411
FW1867639.UP.FTS.B, 31%, 3/18/27 .... 2,977 874
FW1872958.UP.FTS.B, 31.09%, 3/18/27 .. 4,073 1,163
FW1874385.UP.FTS.B, 31.32%, 3/18/27 .. 2,954 2,862
L2006933.UP.FTS.B, 23.7%, 4/09/27 .... 4,767 4,727
L2009664.UP.FTS.B, 25.29%, 4/09/27 .... 1,345 1,332
L1984143.UP.FTS.B, 25.48%, 4/09/27 .... 7,564 544
L2004832.UP.FTS.B, 25.91%, 4/09/27 .... 3,580 3,531
L2004842.UP.FTS.B, 26.33%, 4/09/27 .... 6,567 6,488
FW2009830.UP.FTS.B, 28.06%, 4/09/27 .. 24,797 24,572
FW2009768.UP.FTS.B, 29.9%, 4/09/27 ... 4,802 (260)
FW2009466.UP.FTS.B, 29.96%, 4/09/27 .. 1,612 1,598
FW2008743.UP.FTS.B, 30.92%, 4/09/27 .. 1,865 132
FW2009848.UP.FTS.B, 31.08%, 4/09/27 .. 19,177 5,524
FW2008914.UP.FTS.B, 31.18%, 4/09/27 .. 3,256 3,221
FW2008689.UP.FTS.B, 31.62%, 4/09/27 .. 2,179 1,299
L2079809.UP.FTS.B, 11.68%, 4/19/27 .... 6,096 5,732
FW2080454.UP.FTS.B, 15.49%, 4/19/27 .. 9,424 8,858
L2076923.UP.FTS.B, 15.84%, 4/19/27 .... 15,662 15,527
L2077275.UP.FTS.B, 17.44%, 4/19/27 .... 5,995 5,925
L2080091.UP.FTS.B, 20.35%, 4/19/27 .... 2,265 2,237
FW2077930.UP.FTS.B, 20.81%, 4/19/27 .. 9,175 9,104
L2071630.UP.FTS.B, 22.65%, 4/19/27 .... 6,471 6,413
L2073677.UP.FTS.B, 24.99%, 4/19/27 .... 13,641 13,542
L2078594.UP.FTS.B, 25.45%, 4/19/27 .... 20,248 19,520
FW2075118.UP.FTS.B, 26.16%, 4/19/27 .. 2,272 2,259
FW2076494.UP.FTS.B, 27.89%, 4/19/27 .. 5,288 5,252
FW2079292.UP.FTS.B, 28.03%, 4/19/27 .. 1,862 281
FW2077308.UP.FTS.B, 28.64%, 4/19/27 .. 2,835 2,688
FW2079282.UP.FTS.B, 30.4%, 4/19/27 ... 1,146 1,138
FW2078551.UP.FTS.B, 31.14%, 4/19/27 .. 9,884 (678)
L2196990.UP.FTS.B, 14.16%, 5/07/27 .... 14,196 14,048
L2200243.UP.FTS.B, 17.54%, 5/07/27 .... 917 903
L2196814.UP.FTS.B, 17.8%, 5/07/27 .... 14,360 14,235
FW2197884.UP.FTS.B, 20.55%, 5/07/27 .. 8,708 8,550
L2197644.UP.FTS.B, 20.86%, 5/07/27 .... 1,939 1,919
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2187878.UP.FTS.B, 21.23%, 5/07/27 .... $ 48,428 $ (62)
L2197009.UP.FTS.B, 22.01%, 5/07/27 .... 5,747 3,396
FW2197402.UP.FTS.B, 23.87%, 5/07/27 .. 2,801 2,764
L2197075.UP.FTS.B, 24.86%, 5/07/27 .... 1,050 (11)
FW2199514.UP.FTS.B, 25.91%, 5/07/27 .. 2,353 2,322
FW2197220.UP.FTS.B, 29.81%, 5/07/27 .. 2,135 2,106
FW2199905.UP.FTS.B, 30.79%, 5/07/27 .. 1,673 1,651
FW2197058.UP.FTS.B, 31%, 5/07/27 .... 4,328 4,277
FW2199111.UP.FTS.B, 31.05%, 5/07/27 .. 1,668 1,647
L2194438.UP.FTS.B, 19.48%, 5/08/27 .... 5,751 3,279
L2203837.UP.FTS.B, 20.89%, 5/08/27 .... 10,754 10,644
L2202018.UP.FTS.B, 21.02%, 5/08/27 .... 6,766 982
L2203189.UP.FTS.B, 21.23%, 5/08/27 .... 17,043 9,732
L2201398.UP.FTS.B, 22.49%, 5/08/27 .... 10,414 10,239
L2169853.UP.FTS.B, 22.52%, 5/08/27 .... 4,582 4,529
L2201738.UP.FTS.B, 22.82%, 5/08/27 .... 14,565 14,436
FW2156213.UP.FTS.B, 23.43%, 5/08/27 .. 9,108 (277)
FW2205649.UP.FTS.B, 23.84%, 5/08/27 .. 3,597 3,558
L2200698.UP.FTS.B, 24.01%, 5/08/27 .... 4,302 618
FW2201153.UP.FTS.B, 24.4%, 5/08/27 ... 13,678 3,906
FW2201944.UP.FTS.B, 25.52%, 5/08/27 .. 4,672 4,616
L2204916.UP.FTS.B, 25.63%, 5/08/27 .... 9,344 9,232
L2204844.UP.FTS.B, 25.75%, 5/08/27 .... 2,970 848
L2206165.UP.FTS.B, 26.19%, 5/08/27 .... 7,401 7,329
L2205662.UP.FTS.B, 26.26%, 5/08/27 .... 7,746 (72)
FW2201816.UP.FTS.B, 26.65%, 5/08/27 .. 4,264 4,212
FW2199020.UP.FTS.B, 29.97%, 5/08/27 .. 8,984 8,872
FW2206271.UP.FTS.B, 30.18%, 5/08/27 .. 7,685 2,192
FW2199475.UP.FTS.B, 30.86%, 5/08/27 .. 3,946 3,913
FW2200744.UP.FTS.B, 30.97%, 5/08/27 .. 4,787 2,856
FW2202450.UP.FTS.B, 31.05%, 5/08/27 .. 2,664 2,641
FW2201216.UP.FTS.B, 31.06%, 5/08/27 .. 2,395 2,372
FW2203796.UP.FTS.B, 31.21%, 5/08/27 .. 6,033 5,969
FW2411320.UP.FTS.B, 10.63%, 6/11/27 .. 4,185 4,144
FW2407061.UP.FTS.B, 16.61%, 6/11/27 .. 15,396 15,223
L2408543.UP.FTS.B, 21.71%, 6/11/27 .... 4,417 642
FW2406392.UP.FTS.B, 23.41%, 6/11/27 .. 8,471 8,366
FW2407476.UP.FTS.B, 24.28%, 6/11/27 .. 4,376 4,327
L2412285.UP.FTS.B, 25.08%, 6/11/27 .... 11,699 11,557
FW2411228.UP.FTS.B, 26.37%, 6/11/27 .. 3,864 3,821
L2407955.UP.FTS.B, 27%, 6/11/27 ...... 7,657 7,556
FW2412851.UP.FTS.B, 28.09%, 6/11/27 .. 4,423 4,375
FW2410113.UP.FTS.B, 29.34%, 6/11/27 .. 2,989 2,958
FW2413380.UP.FTS.B, 30.45%, 6/11/27 .. 3,783 3,742
FW2412683.UP.FTS.B, 30.78%, 6/11/27 .. 38,075 37,607
FW2407168.UP.FTS.B, 30.95%, 6/11/27 .. 1,158 337
FW2410302.UP.FTS.B, 30.97%, 6/11/27 .. 1,730 1,708
FW2411563.UP.FTS.B, 31.19%, 6/11/27 .. 4,100 591
FW2412681.UP.FTS.B, 31.21%, 6/11/27 .. 1,679 999
FW2411177.UP.FTS.B, 31.23%, 6/11/27 .. 2,908 2,877
FW2408291.UP.FTS.B, 31.44%, 6/11/27 .. 7,289 4,350
FW2418154.UP.FTS.B, 10.71%, 6/12/27 .. 2,892 1,505
L2418555.UP.FTS.B, 15.62%, 6/12/27 .... 14,569 14,442
L2419121.UP.FTS.B, 17.04%, 6/12/27 .... 6,353 6,270
L2415568.UP.FTS.B, 19.57%, 6/12/27 .... 3,224 3,191
L2416765.UP.FTS.B, 21.01%, 6/12/27 .... 5,382 1,535
FW2419008.UP.FTS.B, 22.47%, 6/12/27 .. 3,276 3,243
L2417908.UP.FTS.B, 23.41%, 6/12/27 .... 3,752 3,714

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
181
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2414632.UP.FTS.B, 24.07%, 6/12/27 .. $ 966 $ 574
L2416850.UP.FTS.B, 24.48%, 6/12/27 .... 23,502 23,283
L2418124.UP.FTS.B, 25.47%, 6/12/27 .... 21,594 21,390
FW2415712.UP.FTS.B, 26.64%, 6/12/27 .. 1,930 279
FW2420083.UP.FTS.B, 27.39%, 6/12/27 .. 46,536 46,109
FW2417889.UP.FTS.B, 30.34%, 6/12/27 .. 2,683 2,661
FW2412961.UP.FTS.B, 30.81%, 6/12/27 .. 1,726 1,709
FW2418092.UP.FTS.B, 30.98%, 6/12/27 .. 1,334 1,321
FW2420156.UP.FTS.B, 31.98%, 6/12/27 .. 2,616 2,591
L1708685.UP.FTS.B, 16.63%, 7/14/27 .... 2,615 2,588
FW1706254.UP.FTS.B, 26.93%, 7/14/27 .. 27,799 8,056
FW2631473.UP.FTS.B, 23.57%, 7/15/27 .. 1,072 309
L2631727.UP.FTS.B, 25.43%, 7/15/27 .... 12,858 3,728
FW2644039.UP.FTS.B, 16.97%, 7/16/27 .. 7,122 7,058
FW2639528.UP.FTS.B, 18.78%, 7/16/27 .. 39,353 39,050
L2639355.UP.FTS.B, 21.49%, 7/16/27 .... 3,254 3,207
L2640849.UP.FTS.B, 22.86%, 7/16/27 .... 3,644 3,613
L2640906.UP.FTS.B, 23.61%, 7/16/27 .... 5,685 5,636
L2640669.UP.FTS.B, 23.79%, 7/16/27 .... 14,446 14,331
L2643831.UP.FTS.B, 24.23%, 7/16/27 .... 4,334 4,107
L2643306.UP.FTS.B, 25.49%, 7/16/27 .... 18,215 18,078
FW2630978.UP.FTS.B, 26.06%, 7/16/27 .. 1,070 1,015
FW2638344.UP.FTS.B, 26.96%, 7/16/27 .. 2,727 2,708
FW2644291.UP.FTS.B, 28.88%, 7/16/27 .. 5,819 846
FW2644628.UP.FTS.B, 30.88%, 7/16/27 .. 1,341 1,329
FW2643274.UP.FTS.B, 30.91%, 7/16/27 .. 17,339 17,189
FW2641966.UP.FTS.B, 30.93%, 7/16/27 .. 1,152 337
L2642277.UP.FTS.B, 22.82%, 7/17/27 .... 6,095 6,021
L2642860.UP.FTS.B, 25.01%, 7/17/27 .... 4,466 663
FW2645345.UP.FTS.B, 29.29%, 7/17/27 .. 3,933 1,140
FW2007802.UP.FTS.B, 23.93%, 9/09/27 .. 31,817 31,409
FW2008085.UP.FTS.B, 31.48%, 9/09/27 .. 5,114 726
L2202846.UP.FTS.B, 8.79%, 10/08/27 .... 16,304 16,190
L2202378.UP.FTS.B, 16.57%, 10/08/27 ... 5,597 879
L2205138.UP.FTS.B, 24.86%, 10/08/27 ... 3,223 3,175
FW2202975.UP.FTS.B, 30.2%, 10/08/27 .. 3,202 3,169
L2407212.UP.FTS.B, 7.8%, 11/11/27 ..... 16,674 8,441
L2413593.UP.FTS.B, 23.06%, 11/11/27 ... 8,396 8,311
FW2414721.UP.FTS.B, 28.43%, 11/12/27 . 5,740 5,882
FW2631740.UP.FTS.B, 34.39%, 12/15/27 . 3,823 1,115
FW2639053.UP.FTS.B, 29.06%, 12/16/27 . 3,233 3,202
FW2643411.UP.FTS.B, 29.58%, 12/16/27 . 5,109 5,065
L1710242.UP.FTS.B, 16.42%, 9/14/28 .... 2,708 2,691
L1708682.UP.FTS.B, 24.71%, 9/14/28 .... 46,395 26,251
L2008544.UP.FTS.B, 14.54%, 11/09/28 ... 4,594 4,573
L1973640.UP.FTS.B, 20.1%, 11/09/28 .... 9,709 9,658
L2008144.UP.FTS.B, 25.61%, 11/09/28 ... 2,296 631
L2009558.UP.FTS.B, 26.34%, 11/09/28 ... 17,455 17,309
L2195991.UP.FTS.B, 26.01%, 12/07/28 ... 8,605 8,516
L2197007.UP.FTS.B, 26.07%, 12/07/28 ... 2,477 2,451
L2204377.UP.FTS.B, 25.94%, 12/08/28 ... 4,191 4,153
L2635238.UP.FTS.B, 13.81%, 2/15/29 .... 14,097 14,026
L2631621.UP.FTS.B, 15.64%, 2/15/29 .... 20,360 20,231
L2633434.UP.FTS.B, 17.36%, 2/15/29 .... 4,357 4,336
L2633944.UP.FTS.B, 25.93%, 2/15/29 .... 1,757 251
L2633742.UP.FTS.B, 25.95%, 2/15/29 .... 3,078 3,059
L2634808.UP.FTS.B, 26.03%, 2/15/29 .... 1,924 1,903
L2635718.UP.FTS.B, 26.25%, 2/15/29 .... 2,405 2,383
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2633894.UP.FTS.B, 26.42%, 2/15/29 .... $ 4,510 $ 4,457
L2635317.UP.FTS.B, 27.28%, 2/15/29 .... 2,216 2,196
L2637431.UP.FTS.B, 26.27%, 7/15/29 .... 6,579 6,504
20,261,820
Total Marketplace Loans (Cost $80,904,694) ....
$75,310,374

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2022
Franklin Strategic Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
182
At October 31, 2022, the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At October 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
At October 31, 2022, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 440 $ 48,661,250 12/20/22 $ (3,035,915)
U.S. Treasury 10 Year Ultra Notes ................ Long 208 24,124,750 12/20/22 (733,893)
U.S. Treasury 5 Year Notes ..................... Long 80 8,527,500 12/30/22 (366,200)
U.S. Treasury Ultra Bonds ...................... Long 166 21,190,938 12/20/22 (3,601,666)
Total Futures Contracts ...................................................................... $(7,737,674)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 38,100,000 7,272,519 11/07/22 $ 96,523 $ —
Brazilian Real ...... JPHQ Sell 48,000,000 9,029,855 11/07/22 — (253,978)
Columbian Peso .... JPHQ Sell 57,000,000,000 12,857,820 11/30/22 1,376,367 —
Euro ............. JPHQ Sell 20,000,000 19,578,600 1/17/23 — (317,839)
Indonesian Rupiah .. JPHQ Buy 32,350,000,000 2,082,395 1/17/23 — (18,885)
Indonesian Rupiah .. JPHQ Sell 32,350,000,000 2,092,361 1/17/23 28,852 —
Total Forward Exchange Contracts ................................................... $1,501,742 $(590,702)
Net unrealized appreciation (depreciation) ............................................ $911,040
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.EM.37 . (1.00)% Quarterly 6/20/27 21,820,000 $ 1,540,101 $ 1,910,613 $ (370,512)
CDX.NA.HY.39 . (5.00)% Quarterly 12/20/27 9,000,000 15,828 191,721 (175,893)
CDX.NA.IG.39 .. (1.00)% Quarterly 12/20/27 31,300,000 (174,304) 164,620 (338,924)

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
183
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
Traded Index
iTraxx Europe
Main 38 .... 1.00% Quarterly 12/20/27 31,300,000 EUR $ (164,604) $ (505,946) $ 341,342
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,217,021 $1,761,008 $(543,987)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 17,820,000 (7,232,313) (2,993,090) (4,239,223) B-
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 9,250,000 (65,167) 19,542 (84,709) BBB
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 3,150,000 EUR (139,247) — (139,247)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 22,100,000 (9,981,758) (3,848,053) (6,133,705)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kona
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 9,500,000 (641,911) (176,280) (465,631)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Kona Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 7,900,000 (5,544) — (5,544)
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 10,600,000 2,312 — 2,312
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 5,300,000 (210,484) — (210,484)
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 23,060,000 141,297 52,953 88,344
Investment
Grade
Total OTC Swap Contracts .............................................. $(18,132,815) $(6,944,928) $(11,187,887)
Total Credit Default Swap Contracts .................................... $(16,915,794) $ (5,183,920) $(11,731,874)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
184
At October 31, 2022, the Fund had the following total return swap contracts outstanding. See Note 1(d).
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Short
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BZWS 3/20/23 13,800,000 $ (15,239)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 3/20/23 8,855,000 15,657
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BNDP 3/20/23 1,820,000 (12,026)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BNDP 3/20/23 5,525,000 (22,063)
Total Return Swap Contracts ................................................................... $(33,671)
See Note 11 regarding other derivative information.
See Abbreviations on page 208.

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
October 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
185
Franklin
Strategic
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,021,201,822
Cost - Controlled affiliates (Note 3 f ) ............................................................ 223,160,246
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 37,963,032
Cost - Unaffiliated repurchase agreements ...................................................... 54,074,822
Value - Unaffiliated issuers .................................................................. $2,591,184,742
Value - Controlled affiliates (Note 3 f ) ........................................................... 178,754,852
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 37,963,032
Value - Unaffiliated repurchase agreements ...................................................... 54,074,822
Cash .................................................................................... 15,172,905
Receivables:
Investment securities sold ................................................................... 87,692,421
Capital shares sold ........................................................................ 638,783
Dividends and interest ..................................................................... 29,269,117
Deposits with brokers for:
OTC derivative contracts .................................................................. 18,870,000
Futures contracts ........................................................................ 2,651,000
Centrally cleared swap contracts ............................................................ 1,248,840
Variation margin on centrally cleared swap contracts ............................................... 125,561
OTC swap contracts (upfront payments $257,108) .................................................. 72,495
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,501,742
Unrealized appreciation on OTC swap contracts .................................................... 106,313
Deferred tax benefit ......................................................................... 287,971
Total assets .......................................................................... 3,019,614,596
Liabilities:
Payables:
Investment securities purchased .............................................................. 90,038,762
Capital shares redeemed ................................................................... 2,960,332
Management fees ......................................................................... 1,005,896
Distribution fees .......................................................................... 576,913
Transfer agent fees ........................................................................ 1,045,635
Trustees' fees and expenses ................................................................. 9,838
Variation margin on futures contracts ........................................................... 614,624
OTC swap contracts (upfront receipts $12,556,100) ................................................. 7,017,423
Unrealized depreciation on OTC swap contracts .................................................... 11,327,871
Unrealized depreciation on OTC forward exchange contracts .......................................... 590,702
Accrued expenses and other liabilities ........................................................... 1,281,967
Total liabilities ......................................................................... 116,469,963
Net assets, at value ................................................................. $2,903,144,633
Net assets consist of:
Paid-in capital ............................................................................. $4,193,535,638
Total distributable earnings (losses) ............................................................. (1,290,391,005)
Net assets, at value ................................................................. $2,903,144,633

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
186
Franklin
Strategic
Income Fund
Class A:
Net assets, at value ....................................................................... $2,290,353,235
Shares outstanding ........................................................................ 290,491,980
Net asset value per share
a
.................................................................. $7.88
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.19
Class C:
Net assets, at value ....................................................................... $122,307,888
Shares outstanding ........................................................................ 15,502,444
Net asset value and maximum offering price per share
a
............................................. $7.89
Class R:
Net assets, at value ....................................................................... $41,359,422
Shares outstanding ........................................................................ 5,269,522
Net asset value and maximum offering price per share ............................................. $7.85
Class R6:
Net assets, at value ....................................................................... $118,072,306
Shares outstanding ........................................................................ 14,950,322
Net asset value and maximum offering price per share ............................................. $7.90
Advisor Class:
Net assets, at value ....................................................................... $331,051,782
Shares outstanding ........................................................................ 41,931,599
Net asset value and maximum offering price per share ............................................. $7.90
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statement of Operations
for the six months ended October 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
187
Franklin
Strategic
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $3,505,659
Controlled affiliates (Note 3 f ) ................................................................. 7,754,786
Non-controlled affiliates (Note 3 f ) ............................................................. 284,590
Interest: (net of foreign taxes of $116,237)
Unaffiliated issuers ........................................................................ 65,608,891
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 6,202
Non-controlled affiliates (Note 3 f ) ............................................................. 1,120
Total investment income ................................................................... 77,161,248
Expenses:
Management fees (Note 3 a ) ................................................................... 7,220,647
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,087,394
    Class C ................................................................................ 479,561
    Class R ................................................................................ 113,616
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 2,057,064
    Class C ................................................................................ 122,546
    Class R ................................................................................ 37,844
    Class R6 ............................................................................... 33,416
    Advisor Class ............................................................................ 301,964
Custodian fees (Note 4 ) ...................................................................... 32,712
Reports to shareholders fees .................................................................. 177,169
Registration and filing fees .................................................................... 55,729
Professional fees ........................................................................... 67,391
Trustees' fees and expenses .................................................................. 8,424
Marketplace lending fees (Note 1 g ) ............................................................. 745,720
Other .................................................................................... 112,245
Total expenses ......................................................................... 14,653,442
Expense reductions (Note 4 ) ............................................................... (15,074)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (1,025,253)
Net expenses ......................................................................... 13,613,115
Net investment income ................................................................ 63,548,133

Franklin Strategic Series
Financial Statements
Statement of Operations
(continued)
for the six months ended October 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
188
Franklin
Strategic
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (93,107,364)
Controlled affiliates (Note 3 f ) ............................................................... (35,343,967)
Foreign currency transactions ................................................................ (15,862)
Forward exchange contracts ................................................................. 3,539,030
Futures contracts ......................................................................... (3,863,672)
TBA sale commitments ..................................................................... 53,799
Swap contracts ........................................................................... 5,772,259
Net realized gain (loss) .................................................................. (122,965,777)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (130,221,382)
Controlled affiliates (Note 3 f ) ............................................................... 13,851,218
Translation of other assets and liabilities denominated in foreign currencies .............................. (34,433)
Forward exchange contracts ................................................................. 686,215
Futures contracts ......................................................................... (6,535,533)
Swap contracts ........................................................................... (8,529,881)
Change in deferred tax benefit ............................................................... (693,084)
Change in deferred taxes on unrealized appreciation ............................................... 31,461
Net change in unrealized appreciation (depreciation) ............................................ (131,445,419)
Net realized and unrealized gain (loss) ............................................................ (254,411,196)
Net increase (decrease) in net assets resulting from operations .......................................... $(190,863,063)

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
189
Franklin Strategic Income Fund
Six Months Ended
October 31, 2022
(unaudited)
Year Ended
April 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $63,548,133 $117,877,083
Net realized gain (loss) ................................................. (122,965,777) (74,161,229)
Net change in unrealized appreciation (depreciation) ........................... (131,445,419) (261,970,566)
Net increase (decrease) in net assets resulting from operations ................ (190,863,063) (218,254,712)
Distributions to shareholders:
Class A ............................................................. (48,497,088) (104,476,136)
Class C ............................................................. (2,521,793) (7,926,927)
Class R ............................................................. (836,971) (1,847,687)
Class R6 ............................................................ (2,744,811) (5,646,868)
Advisor Class ........................................................ (7,550,255) (16,976,765)
Total distributions to shareholders .......................................... (62,150,918) (136,874,383)
Capital share transactions: (Note 2 )
Class A ............................................................. (121,309,917) 24,319,901
Class C ............................................................. (37,256,377) (198,078,184)
Class R ............................................................. (3,409,295) (5,859,698)
Class R6 ............................................................ (7,845,907) 17,687,072
Advisor Class ........................................................ (30,023,056) (31,320,044)
Total capital share transactions ............................................ (199,844,552) (193,250,953)
Net increase (decrease) in net assets ................................... (452,858,533) (548,380,048)
Net assets:
Beginning of period ..................................................... 3,356,003,166 3,904,383,214
End of period .......................................................... $2,903,144,633 $3,356,003,166

Franklin Strategic Series
Notes to Financial Statements (unaudited)
Franklin Strategic Income Fund
190
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1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). Franklin Strategic Income Fund
(Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation

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Notes to Financial Statements (unaudited)

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Franklin Strategic Income Fund
(continued)
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Franklin Strategic Income Fund
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for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on October 31, 2022.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

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Notes to Financial Statements (unaudited)

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Franklin Strategic Income Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
See Note 11 regarding other derivative information.
e. Loan Participation Notes
The Fund invests in loan participation notes (Participations).
Participations are loans originally issued to a borrower
by one or more financial institutions (the Lender) and
subsequently sold to other investors, such as the Fund.
Participations typically result in the Fund having a
contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender
any payments of principal, interest and fees which the
Lender received from the borrower. The Fund generally has
no rights to either enforce compliance by the borrower with
the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the
Participation. The Participations may also involve interest
rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

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Notes to Financial Statements (unaudited)

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Franklin Strategic Income Fund
(continued)
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At October 31, 2022, the
Fund had no securities on loan.
g. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
h. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
i. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
j. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Franklin Strategic Income Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded separately on the Statement of Operations. Facility fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
j. Income and Deferred Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
2. Shares of Beneficial Interest
At October 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
October 31, 2022
Year Ended
April 30, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 11,869,856 $97,471,880 50,761,516 $476,945,327
Shares issued in reinvestment of distributions .......... 5,639,798 45,920,990 10,659,429 98,830,200
Shares redeemed ............................... (32,259,622) (264,702,787) (59,388,810) (551,455,626)
Net increase (decrease) .......................... (14,749,968) $(121,309,917) 2,032,135 $24,319,901
Class C Shares:
Shares sold ................................... 489,326 $4,042,445 2,402,939 $22,494,001
Shares issued in reinvestment of distributions .......... 300,029 2,447,334 824,330 7,682,094
Shares redeemed
a
.............................. (5,323,309) (43,746,156) (24,241,492) (228,254,279)
Net increase (decrease) .......................... (4,533,954) $(37,256,377) (21,014,223) $(198,078,184)
Class R Shares:
Shares sold ................................... 360,503 $2,954,018 1,138,464 $10,527,911
Shares issued in reinvestment of distributions .......... 102,757 833,081 199,131 1,839,350
Shares redeemed ............................... (885,984) (7,196,394) (1,961,445) (18,226,959)
Net increase (decrease) .......................... (422,724) $(3,409,295) (623,850) $(5,859,698)
Class R6 Shares:
Shares sold ................................... 1,298,686 $10,731,683 5,621,353 $52,543,321
Shares issued in reinvestment of distributions .......... 282,919 2,308,159 515,123 4,780,872
Shares redeemed ............................... (2,534,587) (20,885,749) (4,272,613) (39,637,121)
Net increase (decrease) .......................... (952,982) $(7,845,907) 1,863,863 $17,687,072
Advisor Class Shares:
Shares sold ................................... 3,694,919 $30,460,751 7,408,475 $68,923,330
Shares issued in reinvestment of distributions .......... 804,112 6,577,631 1,727,789 16,053,275
Shares redeemed ............................... (8,179,672) (67,061,438) (12,457,836) (116,296,649)
Net increase (decrease) .......................... (3,680,641) $(30,023,056) (3,321,572) $(31,320,044)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

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Franklin Strategic Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2022, the annualized gross effective investment management fee rate was 0.458% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended October 31, 2022, the Fund paid transfer agent fees of $2,552,834, of which $1,025,502 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $22,379
CDSC retained .............................................................................. $26,518
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 318,685,701 $ — $ (118,438,100) $ (35,343,967) $ 13,851,218 $ 178,754,852 23,707,540 $ 7,754,786
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 43,841,735 $ 4,478,943 $ (10,357,646) $ — $ — $ 37,963,032 37,963,032 $ 284,590
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $4,261,000 $288,000 $(4,549,000) $— $— $— — $1,120
Total Affiliated Securities ... $366,788,436 $4,766,943 $(133,344,746) $(35,343,967) $13,851,218 $216,717,884 $8,040,496
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Strategic Series
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Semiannual Report
Franklin Strategic Income Fund
(continued)
g. Waivers and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2022, the capital loss carryforwards were as follows:
At October 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, paydown losses, bond discounts and premiums, marketplace loans and transfer in-kind.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2022, aggregated
$1,156,984,280 and $1,296,176,465, respectively.
7. Credit Risk and Defaulted Securities
At October 31, 2022, the Fund had 26.6% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $82,618,474
Long term ................................................................................ 610,690,429
Total capital loss carryforwards ............................................................... $693,308,903
Cost of investments .......................................................................... $3,308,274,823
Unrealized appreciation ........................................................................ $65,692,785
Unrealized depreciation ........................................................................ (535,766,259)
Net unrealized appreciation (depreciation) .......................................................... $(470,073,474)
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2022, the aggregate value of these securities was $13,530,392, representing 0.5% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At October 31, 2022, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund
125,940,079 K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 977,123 $ —
12,532,821 K2016470219 South Africa Ltd., B ............... 2/01/17 9,307 —
6,000,000 WorkCapital BSD SARL, 2/13/26 ................ 2/15/19 750,000 —
20,000,000 WorkCapital BSD SARL, Term Loan, 6.5%, 11/02/22 . 2/13/19 19,530,078 —
Total Restricted Securities (Value is —% of Net Assets) .............. $21,266,508 $—
*
In U.S. dollars unless otherwise indicated.
7. Credit Risk and Defaulted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
For the period ended October 31, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended October 31, 2022, the average month end notional amount of futures contracts and swap contracts represented $192,579,790 and $206,544,598, respectively. The average month end contract value of forward exchange contracts was $82,498,975.
At October 31, 2022, the Fund's OTC derivative assets and liabilities are as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 7,737,674
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
1,501,742 Unrealized depreciation on OTC
forward exchange contracts
590,702
Credit contracts ............
Variation margin on centrally
cleared swap contracts
341,342
b
Variation margin on centrally
cleared swap contracts
885,329
b
OTC swap contracts (upfront
payments)
72,495 OTC swap contracts (upfront
receipts)
7,017,423
Unrealized appreciation on OTC
swap contracts
106,313 Unrealized depreciation on OTC
swap contracts
11,327,871
Total .................... $2,021,892 $27,558,999
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(3,863,672) Futures contracts $(6,535,533)
Foreign exchange contracts .....
Forward exchange contracts 3,539,030 Forward exchange contracts 686,215
Credit contracts ...............
Swap contracts 5,772,259 Swap contracts (8,529,881)
Total ....................... $5,447,617 $(14,379,199)
11. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
At October 31, 2022, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
At October 31, 2022, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income Fund
Derivatives
Forward exchange contracts ............................. $ 1,501,742 $ 590,702
Swap contracts ....................................... 178,808 18,345,294
Total ............................................. $1,680,550 $18,935,996
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BNDP ................... $— $— $— $— $—
BZWS ................... — — — — —
CITI ..................... 143,609 (143,609) — — —
GSCO ................... 19,542 (19,542) — — —
JPHQ ................... 1,501,742 (590,702) (484,321) — 426,719
MSCO ................... 15,657 — — — 15,657
Total ................... $1,680,550 $(753,853) $ (484,321) $— $442,376
$ 1
11. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 208 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2022, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BNDP ................... $173,336 $— $— $(173,336) $—
BZWS ................... 15,239 — — — 15,239
CITI ..................... 18,072,010 (143,609) — (17,928,401) —
GSCO ................... 84,709 (19,542) — — 65,167
JPHQ ................... 590,702 (590,702) — — —
MSCO ................... — — — — —
Total ................... $18,935,996 $(753,853) $— $(18,101,737) $80,406
a
At October 31, 2022, the Fund received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 6,316,395 $ — $ — $ 6,316,395
Media ............................... 1,377,332 — — 1,377,332
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. 52,298 7,767,122 — 7,819,420
Management Investment Companies ......... — 178,754,852 — 178,754,852
Warrants .............................. — — —
a
—
Convertible Bonds ....................... — 47,435 — 47,435
Corporate Bonds :
Aerospace & Defense ................... — 21,531,034 — 21,531,034
Air Freight & Logistics ................... — 2,935,505 — 2,935,505
Airlines .............................. — 19,288,826 — 19,288,826
Auto Components ...................... — 29,138,245 — 29,138,245
Automobiles .......................... — 8,360,064 — 8,360,064
Banks ............................... — 135,432,107 — 135,432,107
Beverages ........................... — 7,045,513 — 7,045,513
Biotechnology ......................... — 8,856,179 — 8,856,179
Building Products ...................... — 28,589,349 — 28,589,349
Capital Markets ........................ — 81,096,941 — 81,096,941
Chemicals ........................... — 65,279,151 — 65,279,151
Commercial Services & Supplies ........... — 14,286,071 — 14,286,071
Communications Equipment .............. — 5,158,557 — 5,158,557
Construction & Engineering ............... — 2,245,269 — 2,245,269
Consumer Finance ..................... — 14,730,675 — 14,730,675
Containers & Packaging ................. — 26,617,563 — 26,617,563
Diversified Consumer Services ............ — 6,721,875 — 6,721,875
Diversified Financial Services ............. — 14,359,755 1,603,523 15,963,278
Diversified Telecommunication Services ..... — 37,962,746 — 37,962,746
Electric Utilities ........................ — 43,965,171 — 43,965,171
Electrical Equipment .................... — 9,101,960 — 9,101,960
Electronic Equipment, Instruments &
Components ........................ — 10,413,734 — 10,413,734
Energy Equipment & Services ............. — 3,930,256 — 3,930,256
Entertainment ......................... — 15,091,683 — 15,091,683
Equity Real Estate Investment Trusts (REITs) . — 27,466,967 — 27,466,967
Food Products ........................ — 9,498,494 — 9,498,494
Gas Utilities .......................... — 1,788,847 — 1,788,847
Health Care Equipment & Supplies ......... — 6,917,960 — 6,917,960
Health Care Providers & Services .......... — 46,028,895 — 46,028,895
Hotels, Restaurants & Leisure ............. — 35,380,974 — 35,380,974
Household Durables .................... — 6,274,657 — 6,274,657
Household Products .................... — 9,233,451 — 9,233,451
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Independent Power and Renewable Electricity
Producers .......................... $ — $ 49,912,090 $ — $ 49,912,090
Insurance ............................ — 9,206,781 — 9,206,781
Interactive Media & Services .............. — 15,314,186 — 15,314,186
Internet & Direct Marketing Retail .......... — 7,087,484 — 7,087,484
IT Services ........................... — 26,381,824 — 26,381,824
Machinery ............................ — 3,508,051 — 3,508,051
Marine .............................. — 11,953,800 — 11,953,800
Media ............................... — 60,091,088 — 60,091,088
Metals & Mining ....................... — 13,709,512 — 13,709,512
Multiline Retail ........................ — — —
a
—
Multi-Utilities .......................... — 9,589,506 — 9,589,506
Oil, Gas & Consumable Fuels ............. — 122,873,218 — 122,873,218
Paper & Forest Products ................. — 11,728,429 — 11,728,429
Personal Products ..................... — 7,321,532 — 7,321,532
Pharmaceuticals ....................... — 33,597,285 — 33,597,285
Real Estate Management & Development .... — 13,352,459 — 13,352,459
Road & Rail .......................... — 6,560,660 — 6,560,660
Software ............................. — 14,056,367 — 14,056,367
Specialty Retail ........................ — 19,043,710 — 19,043,710
Technology Hardware, Storage & Peripherals . — 1,639,251 — 1,639,251
Thrifts & Mortgage Finance ............... — 14,549,804 — 14,549,804
Tobacco ............................. — 14,572,349 — 14,572,349
Trading Companies & Distributors .......... — 20,934,778 — 20,934,778
Transportation Infrastructure .............. — 670,651 — 670,651
Wireless Telecommunication Services ....... — 18,731,159 — 18,731,159
Senior Floating Rate Interests ............... — — —
a
—
Marketplace Loans ...................... — — 75,310,374 75,310,374
Foreign Government and Agency Securities .... — 160,175,664 — 160,175,664
U.S. Government and Agency Securities ....... — 546,570,086 — 546,570,086
Asset-Backed Securities .................. — 179,561,332 — 179,561,332
Commercial Mortgage-Backed Securities ...... — 16,047,489 — 16,047,489
Mortgage-Backed Securities ................ — 181,338,427 — 181,338,427
Residential Mortgage-Backed Securities ...... — 153,842,817 — 153,842,817
Escrows and Litigation Trusts ............... — 60,000 —
a
60,000
Short Term Investments ................... 37,963,032 54,074,822 — 92,037,854
Total Investments in Securities ........... $45,709,057 $2,739,354,494 $76,913,897 $2,861,977,448
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,501,742 $ — $ 1,501,742
Swap contracts ......................... — 447,655 — 447,655
Total Other Financial Instruments ......... $— $1,949,397 $— $1,949,397
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 590,702 $ — $ 590,702
Futures contracts ........................ 7,737,674 — — 7,737,674
Swap contracts .......................... — 12,213,200 — 12,213,200
Total Other Financial Instruments ......... $7,737,674 $12,803,902 $— $20,541,576
a
Includes financial instruments determined to have no value at October 31, 2022.
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Media ........... $ 28,864 $ — $ (44,779) $ — $ — $ — $ — $ 15,915 $ — $ —
Multiline Retail ...... —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... —
d
— (2,534) — — — (1,255,950) 1,258,484 — —
Warrants :
Oil, Gas & Consumable
Fuels .......... 24
d
— —
d
— — — — (24) —
d
—
Software .......... —
d
— — — — — — — —
d
—
Corporate Bonds :
Diversified Financial
Services ........ — — — 2,297,537 — (10,398) — (683,616) 1,603,523 (683,616)
Multiline Retail ...... —
d
—
d
— — — — — — —
d
—
Senior Floating Rate
Interests :
Software .......... —
d
— — — — — — — —
d
—
Marketplace Loans :
Diversified Financial
Services ........ 83,510,806 36,429,734 (41,338,055) — — — (388,974) (2,903,137) 75,310,374 (3,385,402)
Escrows and Litigation
Trusts ........... —
d
— (6,421) — — — 6,421 — —
d
—
Total Investments in
Securities ............ $83,539,694 $36,429,734 $(41,391,789) $2,297,537 $— $(10,398) $(1,638,503) $(2,312,378) $76,913,897 $(4,069,018)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2022, are as follows:
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
15.Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. $71,612,585 Discounted cash flow Loss-adjusted discount rate
2.6% – 10.8%
(9.1%)
Decrease
c
Projected loss rate 6.8% – 27.7%
(15.0%)
Decrease
c
All Other Investments . . . . . . . 5,301,312
d,e
Total . . . . . . . . . . . . . .
.........
$76,913,897
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
e
Includes financial instruments determined to have no value at October 31, 2022.
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BZWS
Barclays Bank plc
CITI
Citigroup, Inc.
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
USD
United States Dollar
Index
CDX.NA.EM.
Series number
CDX North America Emerging Markets Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
MCDX.NA.
Series number
MCDX North America Index
Selected Portfolio
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Semiannual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

194 S 12/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Strategic Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
STRATEGIC SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 22, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  December 22, 2022